UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street; Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Item 1.	Reports to Stockholders.

2005 SEMI-ANNUAL REPORT TO SHAREHOLDERS SEPTEMBER 30, 2005

iSHARES S&P SERIES

iShares s&p 500 index fund

iShares s&p 500/barra growth index fund

iShares s&p 500/barra value index fund

iShares s&p midcap 400 index fund

iShares s&p midcap 400/barra growth index fund

iShares s&p midcap 400/barra value index fund

iShares s&p smallcap 600 index fund

iShares s&p smallcap 600/barra growth index fund

iShares s&p smallcap 600/barra value index fund

iShares s&p 1500 index fund

Fund Performance Overview

iSHARES® S&P 500 INDEX FUNDS

Performance as of September 30, 2005

	Average Annual Total Returns
	Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	12.20%	12.25%	12.25%	(1.57)%	(1.56)%	(1.49)%	(1.58)%	(1.58)%	(1.51)%
S&P 500/BARRA Growth	10.45%	10.38%	10.66%	(5.62)%	(5.64)%	(5.46)%	(5.12)%	(5.14)%	(4.95)%
S&P 500/BARRA Value	13.67%	13.63%	13.82%	2.15%	2.12%	2.31%	2.94%	2.93%	3.11%

	Cumulative Total Returns
	Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	12.20%	12.25%	12.25%	(7.61)%	(7.54)%	(7.22)%	(8.22)%	(8.20)%	(7.86)%
S&P 500/BARRA Growth	10.45%	10.38%	10.66%	(25.13)%	(25.21)%	(24.47)%	(24.57)%	(24.66)%	(23.84)%
S&P 500/BARRA Value	13.67%	13.63%	13.82%	11.21%	11.06%	12.12%	16.83%	16.74%	17.84%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P 500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005 (the “reporting period”), the Fund returned 4.97%, while the Index returned 5.02%.

PORTFOLIO ALLOCATION

As of 9/30/05

Sector	% of Net Assets
Consumer Non-Cyclical	21.82%
Financial	20.01
Technology	11.46
Industrial	11.17
Communications	10.50
Energy	10.26
Consumer Cyclical	8.39
Utilities	3.63
Basic Materials	2.65
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/05

Security	% of Net Assets
Exxon Mobil Corp.	3.61%
General Electric Co.	3.22
Microsoft Corp.	2.14
Citigroup Inc.	2.12
Johnson & Johnson	1.70
Pfizer Inc.	1.66
Bank of America Corp.	1.52
American International Group Inc.	1.45
Altria Group Inc.	1.38
Procter & Gamble Co.	1.37

TOTAL	20.17%

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500/BARRA Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Barra Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Index and consists of those companies with the highest price-to-book ratios in the Index. The Growth Fund invests in a representative sample of the securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 3.82%, while the Growth Index returned 3.92%.

PORTFOLIO ALLOCATION

As of 9/30/05

Sector	% of Net Assets
Consumer Non-Cyclical	34.59%
Technology	18.09
Industrial	13.88
Energy	10.57
Consumer Cyclical	10.08
Communications	7.44
Financial	3.18
Basic Materials	1.50
Utilities	0.70
Short-Term and Other Net Assets	(0.03)

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/05

Security	% of Net Assets
Exxon Mobil Corp.	7.41%
General Electric Co.	6.61
Microsoft Corp.	4.39
Johnson & Johnson	3.48
Altria Group Inc.	2.83
Procter & Gamble Co.	2.82
Intel Corp.	2.78
International Business Machines Corp.	2.37
Cisco Systems Inc.	2.12
Wal-Mart Stores Inc.	2.03

TOTAL	36.84%

The iShares S&P 500/BARRA Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Barra Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Index and consists of those companies with the lowest price-to-book ratios in the Index. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 6.04%, while the Value Index returned 6.11%.

PORTFOLIO ALLOCATION

As of 9/30/05

Sector	% of Net Assets
Financial	36.11%
Communications	13.41
Energy	9.96
Consumer Non-Cyclical	9.73
Industrial	8.57
Consumer Cyclical	6.82
Utilities	6.40
Technology	5.17
Basic Materials	3.74
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/05

Security	% of Net Assets
Citigroup Inc.	4.13%
Pfizer Inc.	3.23
Bank of America Corp.	2.97
American International Group Inc.	2.82
Chevron Corp.	2.56
JP Morgan Chase & Co.	2.09
Wells Fargo & Co.	1.74
ConocoPhillips	1.71
Verizon Communications Inc.	1.59
Time Warner Inc.	1.49

TOTAL	24.33%

2	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of September 30, 2005

	Average Annual Total Returns
	Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	22.08%	22.16%	22.16%	6.89%	7.00%	7.05%	9.52%	9.53%	9.69%
S&P MidCap 400/BARRA Growth	20.82%	20.93%	21.12%	0.20%	0.21%	0.47%	1.61%	1.60%	1.90%
S&P MidCap 400/BARRA Value	23.19%	23.19%	23.20%	13.81%	13.80%	14.01%	15.14%	15.13%	15.35%

	Cumulative Total Returns
	Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	22.08%	22.16%	22.16%	39.56%	40.25%	40.57%	62.86%	62.92%	64.21%
S&P MidCap 400/BARRA Growth	20.82%	20.93%	21.12%	0.99%	1.07%	2.38%	8.65%	8.60%	10.24%
S&P MidCap 400/BARRA Value	23.19%	23.19%	23.20%	90.92%	90.88%	92.66%	107.82%	107.76%	109.81%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P MidCap 400 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400 Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005 (the “reporting period”), the Fund returned 9.38%, while the Index returned 9.35%.

PORTFOLIO ALLOCATION

As of 9/30/05

Sector	% of Net Assets
Consumer Non-Cyclical	19.22%
Financial	16.92
Consumer Cyclical	15.03
Industrial	12.50
Energy	10.45
Technology	9.91
Utilities	6.68
Communications	5.29
Basic Materials	3.58
Diversified	0.33
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/05

Security	% of Net Assets
Legg Mason Inc.	1.14%
Peabody Energy Corp.	1.03
Whole Foods Market Inc.	0.84
SanDisk Corp.	0.81
Noble Energy Inc.	0.76
Lennar Corp. Class A	0.74
Pioneer Natural Resources Co.	0.72
Fidelity National Financial Inc.	0.71
Questar Corp.	0.70
ENSCO International Inc.	0.66

TOTAL	8.11%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400/BARRA Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400/BARRA Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Index and consists of those companies with the highest price-to-book ratios within the Index. The Growth Fund invests in a representative sample of the securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 8.07%, while the Growth Index returned 8.20%.

PORTFOLIO ALLOCATION

As of 9/30/05

Sector	% of Net Assets
Consumer Non-Cyclical	24.87%
Consumer Cyclical	20.52
Industrial	13.82
Technology	11.65
Financial	10.86
Energy	10.45
Communications	5.20
Basic Materials	1.30
Utilities	1.29
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/05

Security	% of Net Assets
Legg Mason Inc.	2.22%
Peabody Energy Corp.	1.99
Whole Foods Market Inc.	1.63
Questar Corp.	1.35
Smith International Inc.	1.27
Precision Castparts Corp.	1.27
Harman International Industries Inc.	1.21
Chico’s FAS Inc.	1.20
Cognizant Technology Solutions Corp.	1.14
Microchip Technology Inc.	1.13

TOTAL	14.41%

The iShares S&P MidCap 400/BARRA Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400/BARRA Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Index and consists of those companies with the lowest price-to-book ratios within the Index. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 10.67%, while the Value Index returned 10.54%.

PORTFOLIO ALLOCATION

As of 9/30/05

Sector	% of Net Assets
Financial	23.36%
Consumer Non-Cyclical	13.19
Utilities	12.42
Industrial	11.12
Energy	10.42
Consumer Cyclical	9.24
Technology	8.06
Basic Materials	6.01
Communications	5.38
Diversified	0.68
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/05

Security	% of Net Assets
SanDisk Corp.	1.68%
Noble Energy Inc.	1.57
Lennar Corp. Class A	1.53
Pioneer Natural Resources Co.	1.49
Fidelity National Financial Inc.	1.48
ENSCO International Inc.	1.36
PacifiCare Health Systems Inc.	1.34
Newfield Exploration Co.	1.19
Omnicare Inc.	1.14
Lyondell Chemical Co.	1.12

TOTAL	13.90%

4	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of September 30, 2005

	Average Annual Total Returns
	Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	21.02%	21.10%	21.22%	10.80%	10.78%	10.95%	12.21%	12.19%	12.39%
S&P SmallCap 600/BARRA Growth	23.53%	23.54%	23.94%	7.09%	7.09%	7.34%	7.08%	7.06%	7.34%
S&P SmallCap 600/BARRA Value	18.32%	18.36%	18.61%	13.33%	13.32%	13.61%	14.02%	14.00%	14.29%

	Cumulative Total Returns
	Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	21.02%	21.10%	21.22%	67.00%	66.81%	68.16%	85.50%	85.27%	86.99%
S&P SmallCap 600/BARRA Growth	23.53%	23.54%	23.94%	40.85%	40.82%	42.51%	42.60%	42.50%	44.46%
S&P SmallCap 600/BARRA Value	18.32%	18.36%	18.61%	86.96%	86.89%	89.28%	97.59%	97.40%	100.04%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P SmallCap 600 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600 Index (the “Index”). The Index measures the performance of publicly traded securities in the small-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005 (the “reporting period”), the Fund returned 9.44%, while the Index returned 9.53%.

PORTFOLIO ALLOCATION

As of 9/30/05

Sector	% of Net Assets
Industrial	19.15%
Consumer Cyclical	18.88
Consumer Non-Cyclical	17.85
Financial	14.66
Energy	9.51
Technology	9.29
Utilities	4.68
Basic Materials	3.14
Communications	2.98
Short-Term and Other Net Assets	(0.14)

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/05

Security	% of Net Assets
Southwestern Energy Co.	1.13%
NVR Inc.	0.91
Massey Energy Co.	0.73
Cimarex Energy Co.	0.70
Cooper Companies Inc.	0.63
Roper Industries Inc.	0.63
Energen Corp.	0.59
Oshkosh Truck Corp.	0.59
Respironics Inc.	0.57
Florida Rock Industries Inc.	0.56

TOTAL	7.04%

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600/BARRA Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/BARRA Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Index and consists of those companies with the highest price-to-book ratios within the Index. The Growth Fund invests in a representative sample of the securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 10.51%, while the Growth Index returned 10.65%.

PORTFOLIO ALLOCATION

As of 9/30/05

Sector	% of Net Assets
Consumer Non-Cyclical	23.97%
Consumer Cyclical	21.18
Industrial	15.94
Energy	13.03
Technology	11.03
Financial	7.87
Communications	2.95
Utilities	2.26
Basic Materials	1.69
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/05

Security	% of Net Assets
Southwestern Energy Co.	2.23%
NVR Inc.	1.80
Massey Energy Co.	1.45
Roper Industries Inc.	1.24
Energen Corp.	1.17
Oshkosh Truck Corp.	1.17
Respironics Inc.	1.12
Florida Rock Industries Inc.	1.12
UGI Corp.	1.09
Pharmaceutical Product Development Inc.	1.07

TOTAL	13.46%

The iShares S&P SmallCap 600/BARRA Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/BARRA Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Index and consists of those companies with the lowest price-to-book ratios within the Index. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 8.31%, while the Value Index returned 8.44%.

PORTFOLIO ALLOCATION

As of 9/30/05

Sector	% of Net Assets
Industrial	22.43%
Financial	21.11
Consumer Cyclical	16.55
Consumer Non-Cyclical	11.60
Technology	7.50
Utilities	7.14
Energy	5.92
Basic Materials	4.62
Communications	3.01
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/05

Security	% of Net Assets
Cimarex Energy Co.	1.41%
Cooper Companies Inc.	1.28
Standard-Pacific Corp.	1.07
M.D.C. Holdings Inc.	0.97
Southern Union Co.	0.95
Atmos Energy Corp.	0.86
Hughes Supply Inc.	0.82
New Century Financial Corp.	0.77
South Financial Group Inc. (The)	0.75
Colonial Properties Trust	0.75

TOTAL	9.63%

6	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P 1500 INDEX FUND

Performance as of September 30, 2005

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Composite 1500 Index (the “Index”). The Index is comprised of the Standard & Poor’s 500, MidCap 400 and SmallCap 600 Indexes, which together represent approximately 93% of the total U.S. equity market. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005, the Fund returned 5.50%, while the Index returned 5.57%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/05			Inception to 9/30/05			Inception to 9/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.25%	13.24%	13.41%	7.08%	7.04%	7.24%	12.32%	12.25%	12.62%

Total returns for the periods since inception are calculated from the inception date of the Fund (1/20/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 9/30/05

Sector	% of Net Assets
Consumer Non-Cyclical	21.48%
Financial	19.30
Industrial	11.67
Technology	11.25
Energy	10.25
Communications	9.78
Consumer Cyclical	9.46
Utilities	3.92
Basic Materials	2.76
Diversified	0.03
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 9/30/05

Security	% of Net Assets
Exxon Mobil Corp.	3.16%
General Electric Co.	2.81
Citigroup Inc.	1.87
Microsoft Corp.	1.87
Johnson & Johnson	1.48
Pfizer Inc.	1.45
Bank of America Corp.	1.33
American International Group Inc.	1.27
Altria Group Inc.	1.21
Procter & Gamble Co.	1.19

TOTAL	17.64%

FUND PERFORMANCE OVERVIEW	7

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (April 1, 2005)	Ending Account Value (September 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period [a] (April 1 to September 30, 2005)
S&P 500
Actual	$1,000.00	$1,049.70	0.09%	$0.46
Hypothetical (5% return before expenses)	1,000.00	1,024.62	0.09	0.46
S&P 500/BARRA Growth
Actual	1,000.00	1,038.20	0.18	0.92
Hypothetical (5% return before expenses)	1,000.00	1,024.17	0.18	0.91
S&P 500/BARRA Value
Actual	1,000.00	1,060.40	0.18	0.93
Hypothetical (5% return before expenses)	1,000.00	1,024.17	0.18	0.91
S&P MidCap 400
Actual	1,000.00	1,093.80	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01

8	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (April 1, 2005)	Ending Account Value (September 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period [a] (April 1 to September 30, 2005)
S&P MidCap 400/BARRA Growth
Actual	$1,000.00	$1,080.70	0.25%	$1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
S&P MidCap 400/BARRA Value
Actual	1,000.00	1,106.70	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
S&P SmallCap 600
Actual	1,000.00	1,094.40	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
S&P SmallCap 600/BARRA Growth
Actual	1,000.00	1,105.10	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
S&P SmallCap 600/BARRA Value
Actual	1,000.00	1,083.10	0.25	1.31
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
S&P 1500
Actual	1,000.00	1,055.00	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	9

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$24,402,681	0.18%

		24,402,681	0.18
AEROSPACE & DEFENSE
Boeing Co. (The)	993,585	67,514,101	0.50
United Technologies Corp.	1,240,793	64,322,709	0.48
Other securities[1]		128,499,075	0.96

		260,335,885	1.94
AGRICULTURE
Altria Group Inc.	2,512,946	185,229,250	1.38
Other securities[1]		56,767,781	0.42

		241,997,031	1.80
AIRLINES
Other securities[1]		12,456,106	0.09

		12,456,106	0.09
APPAREL
Other securities[1]		52,386,603	0.39

		52,386,603	0.39
AUTO MANUFACTURERS
Other securities[1]		59,597,622	0.44

		59,597,622	0.44
AUTO PARTS & EQUIPMENT
Other securities[1]		23,999,793	0.18

		23,999,793	0.18
BANKS
Bank of America Corp.	4,864,950	204,814,395	1.52
Wachovia Corp.	1,909,861	90,890,285	0.68
Wells Fargo & Co.	2,043,900	119,711,223	0.89
Other securities[1]		390,514,280	2.91

		805,930,183	6.00
BEVERAGES
Coca-Cola Co. (The)	2,514,079	108,583,072	0.81
PepsiCo Inc.	2,021,856	114,659,454	0.85
Other securities[1]		68,983,245	0.51

		292,225,771	2.17
BIOTECHNOLOGY
Amgen Inc.[2]	1,493,911	$119,019,889	0.89%
Other securities[1]		58,154,558	0.43

		177,174,447	1.32
BUILDING MATERIALS
Other securities[1]		35,517,478	0.26

		35,517,478	0.26
CHEMICALS
Other securities[1]		186,079,315	1.39

		186,079,315	1.39
COMMERCIAL SERVICES
Other securities[1]		120,513,818	0.90

		120,513,818	0.90
COMPUTERS
Dell Inc.[2]	2,902,850	99,277,470	0.74
Hewlett-Packard Co.	3,468,991	101,294,537	0.75
International Business Machines Corp.	1,932,204	155,001,405	1.15
Other securities[1]		170,948,177	1.28

		526,521,589	3.92
COSMETICS & PERSONAL CARE
Gillette Co. (The)	1,088,712	63,363,038	0.47
Procter & Gamble Co.	3,095,940	184,084,592	1.37
Other securities[1]		52,677,089	0.39

		300,124,719	2.23
DISTRIBUTION & WHOLESALE
Other securities[1]		14,811,136	0.11

		14,811,136	0.11
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,502,496	86,303,370	0.64
Citigroup Inc.	6,260,010	284,955,655	2.12
Goldman Sachs Group Inc. (The)	563,020	68,451,972	0.51
JP Morgan Chase & Co.	4,253,408	144,318,133	1.07
Merrill Lynch & Co. Inc.	1,121,615	68,811,080	0.51
Morgan Stanley	1,315,087	70,935,793	0.53
Other securities[1]		345,352,949	2.57

		1,069,128,952	7.95

10	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[1]		$452,915,982	3.37%

		452,915,982	3.37
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		45,956,752	0.34

		45,956,752	0.34
ELECTRONICS
Other securities[1]		68,482,223	0.51

		68,482,223	0.51
ENGINEERING & CONSTRUCTION
Other securities[1]		6,764,600	0.05

		6,764,600	0.05
ENTERTAINMENT
Other securities[1]		11,150,757	0.08

		11,150,757	0.08
ENVIRONMENTAL CONTROL
Other securities[1]		21,703,897	0.16

		21,703,897	0.16
FOOD
Other securities[1]		202,441,900	1.51

		202,441,900	1.51
FOREST PRODUCTS & PAPER
Other securities[1]		72,732,345	0.54

		72,732,345	0.54
GAS
Other securities[1]		34,418,537	0.26

		34,418,537	0.26
HAND & MACHINE TOOLS
Other securities[1]		14,625,880	0.11

		14,625,880	0.11
HEALTH CARE - PRODUCTS
Johnson & Johnson	3,601,813	227,922,727	1.70
Medtronic Inc.	1,466,390	78,627,832	0.59
Other securities[1]		173,008,611	1.28

		479,559,170	3.57
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	1,529,434	85,954,191	0.64
Other securities[1]		168,641,327	1.25

		254,595,518	1.89
HOME BUILDERS
Other securities[1]		$39,997,095	0.30%

		39,997,095	0.30
HOME FURNISHINGS
Other securities[1]		7,884,588	0.06

		7,884,588	0.06
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		65,920,321	0.49

		65,920,321	0.49
HOUSEWARES
Other securities[1]		7,557,399	0.06

		7,557,399	0.06
INSURANCE
American International Group Inc.	3,142,149	194,687,552	1.45
Other securities[1]		456,597,319	3.40

		651,284,871	4.85
INTERNET
Other securities[1]		144,151,600	1.07

		144,151,600	1.07
IRON & STEEL
Other securities[1]		20,175,108	0.15

		20,175,108	0.15
LEISURE TIME
Other securities[1]		49,866,171	0.37

		49,866,171	0.37
LODGING
Other securities[1]		51,473,143	0.38

		51,473,143	0.38
MACHINERY
Other securities[1]		82,595,343	0.62

		82,595,343	0.62
MANUFACTURING
General Electric Co.	12,835,603	432,174,753	3.22
3M Co.	926,354	67,957,329	0.51
Tyco International Ltd.	2,450,556	68,247,985	0.51
Other securities[1]		170,749,047	1.26

		739,129,114	5.50

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A2	2,658,927	$78,119,275	0.58%
Time Warner Inc.	5,683,769	102,933,057	0.77
Viacom Inc. Class B	1,919,513	63,363,124	0.47
Other securities[1]		202,354,213	1.50

		446,769,669	3.32
MINING
Other securities[1]		76,967,480	0.57

		76,967,480	0.57
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		27,425,006	0.20

		27,425,006	0.20
OIL & GAS
Chevron Corp.	2,726,669	176,497,284	1.31
ConocoPhillips	1,685,400	117,826,314	0.88
Exxon Mobil Corp.	7,634,315	485,084,375	3.61
Other securities[1]		391,702,572	2.91

		1,171,110,545	8.71
OIL & GAS SERVICES
Other securities[1]		166,263,860	1.24

		166,263,860	1.24
PACKAGING & CONTAINERS
Other securities[1]		15,976,037	0.12

		15,976,037	0.12
PHARMACEUTICALS
Abbott Laboratories	1,882,111	79,801,506	0.59
Lilly (Eli) & Co.	1,372,855	73,475,200	0.55
Merck & Co. Inc.	2,658,446	72,336,316	0.54
Pfizer Inc.	8,924,297	222,839,696	1.66
Wyeth	1,623,936	75,139,519	0.56
Other securities[1]		275,333,783	2.04

		798,926,020	5.94
PIPELINES
Other securities[1]		41,210,347	0.31

		41,210,347	0.31
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		92,884,994	0.69

		92,884,994	0.69
RETAIL
Home Depot Inc.	2,591,551	$98,841,755	0.74%
Wal-Mart Stores Inc.	3,024,016	132,512,381	0.99
Other securities[1]		546,829,429	4.06

		778,183,565	5.79
SAVINGS & LOANS
Other securities[1]		69,793,490	0.52

		69,793,490	0.52
SEMICONDUCTORS
Intel Corp.	7,377,477	181,854,808	1.35
Texas Instruments Inc.	1,965,191	66,619,975	0.50
Other securities[1]		200,259,882	1.49

		448,734,665	3.34
SOFTWARE
Microsoft Corp.	11,155,000	287,018,150	2.13
Other securities[1]		250,101,958	1.87

		537,120,108	4.00
TELECOMMUNICATIONS
Cisco Systems Inc.[2]	7,737,919	138,740,888	1.03
Motorola Inc.	2,989,591	66,040,065	0.49
QUALCOMM Inc.	1,974,139	88,342,720	0.66
SBC Communications Inc.	4,000,451	95,890,810	0.71
Sprint Nextel Corp.	3,551,374	84,451,674	0.63
Verizon Communications Inc.	3,348,149	109,450,991	0.82
Other securities[1]		214,341,451	1.59

		797,258,599	5.93
TEXTILES
Other securities[1]		6,860,235	0.05

		6,860,235	0.05
TOYS, GAMES & HOBBIES
Other securities[1]		12,408,485	0.09

		12,408,485	0.09
TRANSPORTATION
United Parcel Service Inc. Class B	1,340,681	92,681,278	0.69
Other securities[1]		116,620,528	0.87

		209,301,806	1.56

TOTAL COMMON STOCKS (Cost: $12,765,449,773)		13,425,780,354	99.89

12	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		$341	0.00%

		341	0.00
COMMERCIAL PAPER[3]
Other securities[1]		2,352	0.00

		2,352	0.00
LOAN PARTICIPATIONS[3]
Other securities[1]		13	0.00

		13	0.00
MEDIUM-TERM NOTES[3]
Other securities[1]		51	0.00

		51	0.00
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[4,5]	7,573,953	7,573,953	0.06

		7,573,953	0.06
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		1,480	0.00

		1,480	0.00
TIME DEPOSITS[3]
Other securities[1]		150	0.00

		150	0.00
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		2,477	0.00

		2,477	0.00

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,580,817)		7,580,817	0.06

TOTAL INVESTMENTS IN SECURITIES (Cost: $12,773,030,590)		13,433,361,171	99.95
Other Assets, Less Liabilities		7,318,535	0.05

NET ASSETS		$13,440,679,706	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	Aggregated repurchase agreements in the amount of $1,480, dated 9/30/05, due 10/3/05, with a total maturity value of $1,480 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS ADVERTISING
Other securities[1]		$8,214,640	0.28%

		8,214,640	0.28
AEROSPACE & DEFENSE
Boeing Co. (The)	441,949	30,030,435	1.03
United Technologies Corp.	551,902	28,610,600	0.98
Other securities[1]		16,563,484	0.57

		75,204,519	2.58
AGRICULTURE
Altria Group Inc.	1,117,749	82,389,279	2.83
Other securities[1]		3,705,698	0.13

		86,094,977	2.96
APPAREL
Other securities[1]		14,821,083	0.51

		14,821,083	0.51
AUTO PARTS & EQUIPMENT
Other securities[1]		2,142,656	0.07

		2,142,656	0.07
BEVERAGES
Anheuser-Busch Companies Inc.	418,349	18,005,741	0.62
Coca-Cola Co. (The)	1,118,273	48,298,211	1.66
PepsiCo Inc.	899,316	51,000,210	1.75
Other securities[1]		4,784,676	0.17

		122,088,838	4.20
BIOTECHNOLOGY
Amgen Inc.[2]	664,488	52,939,759	1.82
Other securities[1]		16,110,594	0.55

		69,050,353	2.37
BUILDING MATERIALS
Other securities[1]		4,601,002	0.16

		4,601,002	0.16
CHEMICALS
Du Pont (E.I.) de Nemours and Co.	535,747	20,985,210	0.72
Other securities[1]		16,520,399	0.57

		37,505,609	1.29
COMMERCIAL SERVICES
Other securities[1]		$28,695,338	0.99%

		28,695,338	0.99
COMPUTERS
Apple Computer Inc.[2]	446,919	23,959,328	0.82
Dell Inc.[2]	1,291,180	44,158,356	1.52
International Business Machines Corp.	859,440	68,944,277	2.37
Other securities[1]		9,007,912	0.31

		146,069,873	5.02
COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	279,747	14,767,844	0.51
Gillette Co. (The)	483,884	28,162,049	0.97
Procter & Gamble Co.	1,378,384	81,958,713	2.82
Other securities[1]		6,856,002	0.23

		131,744,608	4.53
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	667,811	38,359,064	1.32
Other securities[1]		32,912,082	1.13

		71,271,146	2.45
ELECTRIC
TXU Corp.	129,288	14,594,029	0.50
Other securities[1]		5,785,003	0.20

		20,379,032	0.70
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	222,479	15,973,992	0.55

		15,973,992	0.55
ELECTRONICS
Other securities[1]		2,576,662	0.09

		2,576,662	0.09
ENGINEERING & CONSTRUCTION
Other securities[1]		3,005,387	0.10

		3,005,387	0.10
ENTERTAINMENT
Other securities[1]		4,963,356	0.17

		4,963,356	0.17
FOOD
Other securities[1]		59,112,773	2.03

		59,112,773	2.03

14	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Other securities[1]		$3,557,206	0.12%

		3,557,206	0.12
HEALTH CARE - PRODUCTS
Johnson & Johnson	1,602,071	101,379,053	3.48
Medtronic Inc.	652,241	34,973,162	1.20
Other securities[1]		74,614,284	2.57

		210,966,499	7.25
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	680,284	38,231,961	1.31
Other securities[1]		21,166,092	0.73

		59,398,053	2.04
HOME FURNISHINGS
Other securities[1]		779,702	0.03

		779,702	0.03
HOUSEHOLD PRODUCTS & WARES
Kimberly-Clark Corp.	256,516	15,270,397	0.52
Other securities[1]		14,059,280	0.49

		29,329,677	1.01
HOUSEWARES
Other securities[1]		3,357,862	0.12

		3,357,862	0.12
INSURANCE
Other securities[1]		11,127,726	0.38

		11,127,726	0.38
INTERNET
eBay Inc.[2]	597,914	24,634,057	0.85
Symantec Corp.[2]	645,108	14,618,147	0.50
Yahoo! Inc.[2]	675,347	22,853,742	0.78
Other securities[1]		2,010,369	0.07

		64,116,315	2.20
IRON & STEEL
Other securities[1]		1,398,716	0.05

		1,398,716	0.05
LEISURE TIME
Other securities[1]		7,150,616	0.25

		7,150,616	0.25
LODGING
Other securities[1]		16,187,698	0.56

		16,187,698	0.56
MACHINERY
Caterpillar Inc.	364,490	$21,413,787	0.73%
Other securities[1]		5,178,275	0.18

		26,592,062	0.91
MANUFACTURING
General Electric Co.	5,709,243	192,230,212	6.60
3M Co.	412,043	30,227,473	1.04
Other securities[1]		6,880,551	0.24

		229,338,236	7.88
MEDIA
Other securities[1]		12,010,103	0.41

		12,010,103	0.41
MINING
Other securities[1]		4,642,532	0.16

		4,642,532	0.16
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		5,149,213	0.18

		5,149,213	0.18
OIL & GAS
Exxon Mobil Corp.	3,395,734	215,764,938	7.42
Other securities[1]		24,274,295	0.83

		240,039,233	8.25
OIL & GAS SERVICES
Halliburton Co.	273,758	18,757,898	0.64
Schlumberger Ltd.	316,840	26,734,959	0.92
Other securities[1]		17,203,889	0.59

		62,696,746	2.15
PACKAGING & CONTAINERS
Other securities[1]		2,155,830	0.07

		2,155,830	0.07
PHARMACEUTICALS
Abbott Laboratories	837,158	35,495,499	1.22
Bristol-Myers Squibb Co.[3]	1,053,364	25,343,938	0.87
Lilly (Eli) & Co.	610,635	32,681,185	1.12
Merck & Co. Inc.	1,182,470	32,175,009	1.11
Schering-Plough Corp.	795,131	16,737,508	0.57
Wyeth	722,314	33,421,469	1.15
Other securities[1]		34,088,923	1.17

		209,943,531	7.21

SUMMARY SCHEDULE OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
PIPELINES
Other securities[1]		$4,941,085	0.17%

		4,941,085	0.17
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		10,276,614	0.35

		10,276,614	0.35
RETAIL
Home Depot Inc.	1,152,711	43,964,398	1.51
Lowe’s Companies Inc.	419,900	27,041,560	0.93
Target Corp.	476,452	24,742,152	0.85
Walgreen Co.	550,629	23,924,830	0.82
Wal-Mart Stores Inc.	1,345,135	58,943,816	2.02
Other securities[1]		64,876,194	2.24

		243,492,950	8.37
SEMICONDUCTORS
Intel Corp.	3,281,488	80,888,679	2.78
Texas Instruments Inc.	874,124	29,632,804	1.02
Other securities[1]		46,270,553	1.59

		156,792,036	5.39
SOFTWARE
First Data Corp.	415,534	16,621,360	0.57
Microsoft Corp.	4,961,776	127,666,496	4.39
Oracle Corp.[2]	2,031,110	25,165,453	0.86
Other securities[1]		48,962,216	1.68

		218,415,525	7.50
TELECOMMUNICATIONS
Cisco Systems Inc.[2]	3,441,807	61,711,599	2.12
Corning Inc.[2]	792,806	15,324,940	0.53
QUALCOMM Inc.	878,089	39,294,483	1.35
Other securities[1]		16,000,743	0.55

		132,331,765	4.55
TRANSPORTATION
United Parcel Service Inc. Class B	596,335	41,224,639	1.42

		41,224,639	1.42

TOTAL COMMON STOCKS (Cost: $2,648,844,842)		2,910,928,014	100.03

SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		$8,541	0.00%

		8,541	0.00
COMMERCIAL PAPER[4]
Other securities[1]		58,812	0.00

		58,812	0.00
LOAN PARTICIPATIONS[4]
Other securities[1]		335	0.00

		335	0.00
MEDIUM-TERM NOTES[4]
Other securities[1]		1,280	0.00

		1,280	0.00
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	1,067,576	1,067,576	0.04

		1,067,576	0.04
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		37,000	0.00

		37,000	0.00
TIME DEPOSITS[4]
Other securities[1]		3,743	0.00

		3,743	0.00
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		61,882	0.00

		61,882	0.00

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,239,169)		1,239,169	0.04

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,650,084,011)		2,912,167,183	100.07
Other Assets, Less Liabilities		(1,957,318)	(0.07)

NET ASSETS		$2,910,209,865	100.00%

16	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

September 30, 2005

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $37,000, dated 9/30/05, due 10/3/05, with a total maturity value of $37,014 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® S & P 500/BARRA VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$2,610,200	0.09%

		2,610,200	0.09
AEROSPACE & DEFENSE
Other securities[1]		39,924,421	1.32

		39,924,421	1.32
AGRICULTURE
Other securities[1]		21,182,354	0.70

		21,182,354	0.70
AIRLINES
Other securities[1]		5,452,549	0.18

		5,452,549	0.18
APPAREL
Other securities[1]		8,344,380	0.28

		8,344,380	0.28
AUTO MANUFACTURERS
Other securities[1]		26,070,620	0.86

		26,070,620	0.86
AUTO PARTS & EQUIPMENT
Other securities[1]		8,387,705	0.28

		8,387,705	0.28
BANKS
Bank of America Corp.	2,128,242	89,598,988	2.97
U.S. Bancorp	968,019	27,181,974	0.90
Wachovia Corp.	835,466	39,759,827	1.32
Wells Fargo & Co.	894,110	52,368,023	1.74
Other securities[1]		143,651,091	4.75

		352,559,903	11.68
BEVERAGES
Other securities[1]		7,758,910	0.26

		7,758,910	0.26
BIOTECHNOLOGY
Other securities[1]		9,591,858	0.32

		9,591,858	0.32
BUILDING MATERIALS
Other securities[1]		11,010,129	0.36

		11,010,129	0.36

CHEMICALS
Dow Chemical Co. (The)	510,879	$21,288,328	0.71%
Other securities[1]		23,246,885	0.77

		44,535,213	1.48
COMMERCIAL SERVICES
Other securities[1]		24,460,897	0.81

		24,460,897	0.81
COMPUTERS
EMC Corp.[2]	1,276,710	16,520,627	0.55
Hewlett-Packard Co.	1,517,499	44,310,971	1.47
Other securities[1]		25,852,889	0.85

		86,684,487	2.87
COSMETICS & PERSONAL CARE
Other securities[1]		1,788,031	0.06

		1,788,031	0.06
DISTRIBUTION & WHOLESALE
Other securities[1]		6,478,266	0.21

		6,478,266	0.21
DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	2,738,545	124,658,568	4.13
Federal Home Loan Mortgage Corp.	365,978	20,663,118	0.68
Federal National Mortgage Association	512,642	22,976,614	0.76
Goldman Sachs Group Inc. (The)	246,283	29,943,087	0.99
JP Morgan Chase & Co.	1,860,684	63,133,008	2.09
Lehman Brothers Holdings Inc.	144,130	16,788,262	0.56
MBNA Corp.	666,176	16,414,577	0.54
Merrill Lynch & Co. Inc.	490,645	30,101,071	1.00
Morgan Stanley	575,269	31,030,010	1.03
Other securities[1]		46,554,488	1.55

		402,262,803	13.33
ELECTRIC
Dominion Resources Inc.	180,487	15,547,150	0.51
Duke Energy Corp.	490,616	14,311,269	0.47
Exelon Corp.	355,147	18,979,056	0.63
Southern Co. (The)	395,514	14,143,581	0.47
Other securities[1]		115,111,426	3.82

		178,092,482	5.90

18	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		$4,396,288	0.15%

		4,396,288	0.15
ELECTRONICS
Other securities[1]		27,443,762	0.91

		27,443,762	0.91
ENVIRONMENTAL CONTROL
Other securities[1]		9,492,757	0.31

		9,492,757	0.31
FOOD
Other securities[1]		30,433,685	1.01

		30,433,685	1.01
FOREST PRODUCTS & PAPER
Other securities[1]		31,817,822	1.05

		31,817,822	1.05
GAS
Other securities[1]		15,078,925	0.50

		15,078,925	0.50
HAND & MACHINE TOOLS
Other securities[1]		2,907,209	0.10

		2,907,209	0.10
HEALTH CARE – PRODUCTS
Other securities[1]		2,299,219	0.08

		2,299,219	0.08
HEALTH CARE – SERVICES
WellPoint Inc.[2]	325,000	24,641,500	0.82
Other securities[1]		28,317,061	0.93

		52,958,561	1.75
HOME BUILDERS
Other securities[1]		17,501,807	0.58

		17,501,807	0.58
HOME FURNISHINGS
Other securities[1]		2,684,531	0.09

		2,684,531	0.09
INSURANCE
Allstate Corp. (The)	347,854	19,232,848	0.64
American International Group Inc.	1,374,577	85,168,791	2.82
MetLife Inc.	400,657	19,964,738	0.66
Prudential Financial Inc.	271,698	$18,355,917	0.61%
St. Paul Travelers Companies Inc.	357,741	16,051,839	0.53
Other securities[1]		115,184,615	3.82

		273,958,748	9.08
IRON & STEEL
Other securities[1]		7,450,646	0.25

		7,450,646	0.25
LEISURE TIME
Other securities[1]		14,774,050	0.49

		14,774,050	0.49
LODGING
Other securities[1]		6,595,760	0.22

		6,595,760	0.22
MACHINERY
Other securities[1]		9,984,002	0.33

		9,984,002	0.33
MANUFACTURING
Honeywell International Inc.	452,902	16,983,825	0.56
Tyco International Ltd.	1,071,953	29,853,891	0.99
Other securities[1]		50,949,285	1.69

		97,787,001	3.24
MEDIA
Comcast Corp. Class A2	1,163,122	34,172,524	1.13
News Corp. Class A	1,297,427	20,226,887	0.67
Time Warner Inc.	2,486,363	45,028,034	1.49
Viacom Inc. Class B	839,657	27,717,078	0.92
Walt Disney Co. (The)	1,064,665	25,690,366	0.85
Other securities[1]		30,794,193	1.02

		183,629,082	6.08
MINING
Other securities[1]		29,098,631	0.96

		29,098,631	0.96
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		6,934,773	0.23

		6,934,773	0.23
OIL & GAS
Burlington Resources Inc.	201,809	16,411,108	0.54

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
Chevron Corp.	1,192,810	$77,210,591	2.56%
ConocoPhillips	737,287	51,543,734	1.71
Devon Energy Corp.	240,033	16,475,865	0.55
Occidental Petroleum Corp.	211,744	18,089,290	0.60
Valero Energy Corp.	161,853	18,299,100	0.61
Other securities[1]		78,215,779	2.58

		276,245,467	9.15
OIL & GAS SERVICES
Other securities[1]		11,083,165	0.37

		11,083,165	0.37
PACKAGING & CONTAINERS
Other securities[1]		4,862,440	0.16

		4,862,440	0.16
PHARMACEUTICALS
Cardinal Health Inc.	226,053	14,340,802	0.48
Pfizer Inc.	3,904,064	97,484,477	3.23
Other securities[1]		31,217,944	1.03

		143,043,223	4.74
PIPELINES
Other securities[1]		13,156,227	0.44

		13,156,227	0.44
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		30,510,168	1.01

		30,510,168	1.01
RETAIL
McDonald’s Corp.	662,074	22,172,858	0.74
Other securities[1]		78,797,874	2.61

		100,970,732	3.35
SAVINGS & LOANS
Washington Mutual Inc.	465,713	18,265,264	0.60
Other securities[1]		12,260,428	0.41

		30,525,692	1.01
SEMICONDUCTORS
Applied Materials Inc.	859,279	14,573,372	0.48
Other securities[1]		27,559,892	0.92

		42,133,264	1.40
SOFTWARE
Other securities[1]		20,159,279	0.67

		20,159,279	0.67
TELECOMMUNICATIONS
BellSouth Corp.	970,495	$25,524,019	0.84%
Motorola Inc.	1,307,741	28,887,999	0.96
SBC Communications Inc.	1,749,984	41,947,116	1.39
Sprint Nextel Corp.	1,553,522	36,942,753	1.22
Verizon Communications Inc.	1,464,650	47,879,409	1.59
Other securities[1]		37,468,162	1.24

		218,649,458	7.24
TEXTILES
Other securities[1]		3,002,766	0.10

		3,002,766	0.10
TOYS, GAMES & HOBBIES
Other securities[1]		5,432,207	0.18

		5,432,207	0.18
TRANSPORTATION
FedEx Corp.	160,378	13,973,735	0.46
Other securities[1]		37,034,232	1.23

		51,007,967	1.69

TOTAL COMMON STOCKS (Cost: $2,772,476,990)		3,015,204,522	99.91
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		735,939	0.02

		735,939	0.02
COMMERCIAL PAPER[3]
Other securities[1]		5,069,264	0.17

		5,069,264	0.17
LOAN PARTICIPATIONS
Other securities[1]		28,861	0.00

		28,861	0.00
MEDIUM-TERM NOTES
Other securities[1]		110,239	0.00

		110,239	0.00
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[4,5]	2,909,556	2,909,556	0.10

		2,909,556	0.10

20	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

September 30, 2005

Security	Value	% of Net Assets
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]	$3,189,151	0.11%

	3,189,151	0.11
TIME DEPOSITS[3]
Other securities[1]	322,626	0.01

	322,626	0.01
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]	5,333,625	0.18

	5,333,625	0.18

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,699,261)	17,699,261	0.59

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,790,176,251)	3,032,903,783	100.50
Other Assets, Less Liabilities	(15,068,208)	(0.50)

NET ASSETS	$3,017,835,575	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	Aggregated repurchase agreements in the amount of $3,189,151, dated 9/30/05, due 10/3/05, with a total maturity value of $3,190,182 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$6,873,722	0.23%

		6,873,722	0.23
AEROSPACE & DEFENSE
Other securities[1]		8,850,807	0.29

		8,850,807	0.29
AGRICULTURE
Other securities[1]		2,797,391	0.09

		2,797,391	0.09
AIRLINES
Other securities[1]		9,935,149	0.33

		9,935,149	0.33
APPAREL
Other securities[1]		13,757,895	0.45

		13,757,895	0.45
AUTO PARTS & EQUIPMENT
Other securities[1]		23,652,827	0.78

		23,652,827	0.78
BANKS
Commerce Bancorp Inc.[2]	460,306	14,126,791	0.47
Other securities[1]		105,706,307	3.49

		119,833,098	3.96
BEVERAGES
Other securities[1]		3,998,798	0.13

		3,998,798	0.13
BIOTECHNOLOGY
Other securities[1]		45,615,526	1.51

		45,615,526	1.51
BUILDING MATERIALS
Other securities[1]		16,834,174	0.56

		16,834,174	0.56
CHEMICALS
Lyondell Chemical Co.[2]	574,538	16,443,278	0.55
Other securities[1]		66,865,192	2.20

		83,308,470	2.75
COAL
Peabody Energy Corp.	368,029	$31,043,246	1.03%
Other securities[1]		12,079,125	0.40

		43,122,371	1.43
COMMERCIAL SERVICES
Other securities[1]		117,661,449	3.89

		117,661,449	3.89
COMPUTERS
Cadence Design Systems Inc.[3]	779,870	12,602,699	0.42
Cognizant Technology Solutions Corp.[3]	383,323	17,859,019	0.59
SanDisk Corp.[3]	509,983	24,606,680	0.81
Other securities[1]		73,684,507	2.44

		128,752,905	4.26
DISTRIBUTION & WHOLESALE
Other securities[1]		26,963,562	0.89

		26,963,562	0.89
DIVERSIFIED FINANCIAL SERVICES
Legg Mason Inc.[2]	315,508	34,608,073	1.15
Other securities[1]		52,135,542	1.72

		86,743,615	2.87
ELECTRIC
SCANA Corp.	318,478	13,452,511	0.45
Wisconsin Energy Corp.	328,234	13,103,101	0.43
Other securities[1]		137,143,335	4.53

		163,698,947	5.41
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		27,733,040	0.92

		27,733,040	0.92
ELECTRONICS
Other securities[1]		56,554,836	1.87

		56,554,836	1.87
ENGINEERING & CONSTRUCTION
Other securities[1]		17,244,023	0.57

		17,244,023	0.57
ENTERTAINMENT
Other securities[1]		18,303,472	0.61

		18,303,472	0.61

22	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ENVIRONMENTAL CONTROL
Other securities[1]		$19,369,031	0.64%

		19,369,031	0.64
FOOD
Dean Foods Co.[3]	419,460	16,300,216	0.54
Whole Foods Market Inc.[2]	188,776	25,380,933	0.84
Other securities[1]		27,446,979	0.91

		69,128,128	2.29
FOREST PRODUCTS & PAPER
Other securities[1]		21,379,468	0.71

		21,379,468	0.71
GAS
Other securities[1]		28,148,801	0.93

		28,148,801	0.93
HAND & MACHINE TOOLS
Other securities[1]		5,284,354	0.17

		5,284,354	0.17
HEALTH CARE - PRODUCTS
Patterson Companies Inc.[2,3]	386,990	15,491,210	0.51
Varian Medical Systems Inc.[3]	367,174	14,507,045	0.48
Other securities[1]		95,571,575	3.16

		125,569,830	4.15
HEALTH CARE - SERVICES
Health Net Inc.[3]	318,042	15,049,747	0.50
PacifiCare Health Systems Inc.[3]	245,998	19,625,720	0.65
Other securities[1]		68,322,590	2.26

		102,998,057	3.41
HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		9,927,697	0.33

		9,927,697	0.33
HOME BUILDERS
Lennar Corp. Class A	375,593	22,445,438	0.74
Toll Brothers Inc.[2,3]	332,005	14,830,663	0.49
Other securities[1]		17,440,777	0.58

		54,716,878	1.81
HOME FURNISHINGS
Harman International Industries Inc.	185,000	18,919,950	0.62
Other securities[1]		2,646,732	0.09

		21,566,682	0.71
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		$22,446,575	0.74%

		22,446,575	0.74
INSURANCE
Everest Re Group Ltd.	158,263	15,493,948	0.51
Fidelity National Financial Inc.	485,289	21,605,066	0.71
Old Republic International Corp.	513,227	13,687,764	0.45
Radian Group Inc.	239,214	12,702,263	0.42
Other securities[1]		109,486,909	3.63

		172,975,950	5.72
INTERNET
McAfee Inc.[3]	464,085	14,581,551	0.48
Other securities[1]		29,877,517	0.99

		44,459,068	1.47
IRON & STEEL
Other securities[1]		3,652,602	0.12

		3,652,602	0.12
LEISURE TIME
Other securities[1]		2,777,043	0.09

		2,777,043	0.09
LODGING
Other securities[1]		5,254,258	0.17

		5,254,258	0.17
MACHINERY
Other securities[1]		40,857,359	1.35

		40,857,359	1.35
MANUFACTURING
Other securities[1]		68,162,590	2.25

		68,162,590	2.25
MEDIA
Washington Post Co. (The) Class B	16,421	13,177,853	0.44
Other securities[1]		33,037,855	1.09

		46,215,708	1.53
METAL FABRICATE & HARDWARE
Precision Castparts Corp.	372,833	19,797,432	0.65
Other securities[1]		11,051,371	0.37

		30,848,803	1.02

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
OFFICE FURNISHINGS
Other securities[1]		$15,244,532	0.50%

		15,244,532	0.50
OIL & GAS
ENSCO International Inc.[2]	426,477	19,869,563	0.66
Newfield Exploration Co.[3]	355,587	17,459,322	0.58
Noble Energy Inc.	489,986	22,980,343	0.76
Patterson-UTI Energy Inc.	481,789	17,382,947	0.57
Pioneer Natural Resources Co.[2]	398,213	21,869,858	0.72
Pride International Inc.[2,3]	444,570	12,674,691	0.42
Other securities[1]		44,072,456	1.46

		156,309,180	5.17
OIL & GAS SERVICES
Grant Prideco Inc.[3]	356,525	14,492,741	0.48
Smith International Inc.[2]	595,866	19,848,296	0.66
Other securities[1]		31,225,802	1.03

		65,566,839	2.17
PACKAGING & CONTAINERS
Other securities[1]		11,003,948	0.36

		11,003,948	0.36
PHARMACEUTICALS
Barr Pharmaceuticals Inc.[3]	298,679	16,403,451	0.54
IVAX Corp.[3]	603,642	15,912,003	0.53
Omnicare Inc.[2]	296,216	16,656,226	0.55
Sepracor Inc.[2,3]	295,652	17,440,511	0.58
Other securities[1]		24,592,892	0.81

		91,005,083	3.01
PIPELINES
Equitable Resources Inc.	340,732	13,308,992	0.44
Questar Corp.	238,614	21,026,666	0.70
Other securities[1]		16,341,736	0.54

		50,677,394	1.68
REAL ESTATE INVESTMENT TRUSTS
Developers Diversified Realty Corp.[2]	305,093	14,247,843	0.47
Other securities[1]		87,540,949	2.90

		101,788,792	3.37
RETAIL
Chico’s FAS Inc.[3]	507,046	18,659,293	0.62
Michaels Stores Inc.	380,014	$12,563,263	0.42%
Neiman-Marcus Group Inc. Class A2	137,341	13,727,233	0.45
Williams-Sonoma Inc.[2,3]	326,616	12,525,724	0.41
Other securities[1]		193,582,477	6.40

		251,057,990	8.30
SAVINGS & LOANS
Other securities[1]		30,202,450	1.00

		30,202,450	1.00
SEMICONDUCTORS
Microchip Technology Inc.	586,975	17,679,687	0.58
Other securities[1]		80,544,086	2.67

		98,223,773	3.25
SOFTWARE
Dun & Bradstreet Corp.[3]	188,530	12,418,471	0.41
Other securities[1]		60,210,844	1.99

		72,629,315	2.40
TELECOMMUNICATIONS
Harris Corp.	373,709	15,621,036	0.52
Other securities[1]		46,665,657	1.54

		62,286,693	2.06
TEXTILES
Other securities[1]		11,894,655	0.39

		11,894,655	0.39
TRANSPORTATION
CH Robinson Worldwide Inc.[2]	240,161	15,399,123	0.51
Expeditors International Washington Inc.[2]	299,156	16,986,078	0.56
Other securities[1]		37,718,578	1.25

		70,103,779	2.32
TRUCKING & LEASING
Other securities[1]		5,552,583	0.18

		5,552,583	0.18
WATER
Other securities[1]		10,255,363	0.34

		10,255,363	0.34

TOTAL COMMON STOCKS (Cost: $2,528,423,341)		3,021,777,328	99.91

24	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		$37,784,588	1.25%

		37,784,588	1.25
COMMERCIAL PAPER[4]
Other securities[1]		260,266,740	8.61

		260,266,740	8.61
LOAN PARTICIPATIONS[4]
Other securities[1]		1,481,788	0.05

		1,481,788	0.05
MEDIUM-TERM NOTES[4]
Other securities[1]		5,659,878	0.19

		5,659,878	0.19
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	1,199,373	1,199,373	0.04

		1,199,373	0.04
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		163,737,583	5.41

		163,737,583	5.41
TIME DEPOSITS[4]
Other securities[1]		16,564,287	0.55

		16,564,287	0.55
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		273,839,236	9.05

		273,839,236	9.05

TOTAL SHORT-TERM INVESTMENTS (Cost: $760,533,473)		760,533,473	25.15

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,288,956,814)		3,782,310,801	125.06
Other Assets, Less Liabilities		(757,933,220)	(25.06)

NET ASSETS		$3,024,377,581	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $163,737,583, dated 9/30/05, due 10/3/05, with a total maturity value of $163,790,481 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTs	25

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS ADVERTISING
Other securities[1]		$6,074,828	0.44%

		6,074,828	0.44
AEROSPACE & DEFENSE
Other securities[1]		6,843,464	0.50

		6,843,464	0.50
AIRLINES
Other securities[1]		4,082,109	0.30

		4,082,109	0.30
APPAREL
Other securities[1]		12,113,354	0.88

		12,113,354	0.88
BANKS
Other securities[1]		46,430,684	3.38

		46,430,684	3.38
BIOTECHNOLOGY
Other securities[1]		15,417,614	1.12

		15,417,614	1.12
CHEMICALS
Other securities[1]		10,622,113	0.77

		10,622,113	0.77
COAL
Arch Coal Inc.[2]	157,357	10,621,597	0.77
Peabody Energy Corp.	323,685	27,302,830	1.99

		37,924,427	2.76
COMMERCIAL SERVICES
ChoicePoint Inc.[2,3]	222,815	9,618,924	0.70
Other securities[1]		61,530,793	4.49

		71,149,717	5.19
COMPUTERS
Cognizant Technology Solutions Corp.[3]	337,110	15,705,955	1.14
DST Systems Inc.[2,3]	172,557	9,461,300	0.69
Other securities[1]		29,860,222	2.18

		55,027,477	4.01
DISTRIBUTION & WHOLESALE
CDW Corp.	155,319	9,151,395	0.67
Fastenal Co.[2]	153,086	$9,352,024	0.68%

		18,503,419	1.35
DIVERSIFIED FINANCIAL SERVICES
Legg Mason Inc.[2]	277,497	30,438,646	2.22
Other securities[1]		11,986,364	0.87

		42,425,010	3.09
ELECTRIC
Other securities[1]		8,709,907	0.64

		8,709,907	0.64
ELECTRICAL COMPONENTS & EQUIPMENT
Energizer Holdings Inc.[3]	175,060	9,925,902	0.73
Other securities[1]		14,441,907	1.05

		24,367,809	1.78
ELECTRONICS
Other securities[1]		15,559,851	1.13

		15,559,851	1.13
ENGINEERING & CONSTRUCTION
Jacobs Engineering Group Inc.[2,3]	142,725	9,619,665	0.70

		9,619,665	0.70
ENTERTAINMENT
GTECH Holdings Corp.	285,676	9,158,773	0.67
Other securities[1]		4,570,977	0.33

		13,729,750	1.00
ENVIRONMENTAL CONTROL
Republic Services Inc.	305,354	10,775,943	0.78
Other securities[1]		6,266,212	0.46

		17,042,155	1.24
FOOD
Whole Foods Market Inc.[2]	166,029	22,322,599	1.63
Other securities[1]		7,944,955	0.58

		30,267,554	2.21
FOREST PRODUCTS & PAPER
Other securities[1]		7,173,114	0.52

		7,173,114	0.52
HEALTH CARE - PRODUCTS
DENTSPLY International Inc.	195,635	10,568,203	0.77
Henry Schein Inc.[3]	215,043	9,165,133	0.67

26	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
Patterson Companies Inc.[2,3]	340,330	$13,623,410	0.99%
Varian Medical Systems Inc.[3]	322,900	12,757,779	0.93

Other securities[1]		54,074,692	3.94

		100,189,217	7.30
HEALTH CARE - SERVICES
Health Net Inc.[3]	279,684	13,234,647	0.96
Lincare Holdings Inc.[3]	242,320	9,947,236	0.73
Other securities[1]		31,933,751	2.33

		55,115,634	4.02
HOME BUILDERS
Toll Brothers Inc.[2,3]	292,348	13,059,185	0.95
Other securities[1]		15,366,359	1.12

		28,425,544	2.07
HOME FURNISHINGS
Harman International Industries Inc.	162,696	16,638,920	1.21

		16,638,920	1.21
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		8,845,254	0.64

		8,845,254	0.64
INSURANCE
Other securities[1]		13,521,010	0.99

		13,521,010	0.99
INTERNET
McAfee Inc.[3]	408,116	12,823,005	0.93
Other securities[1]		11,756,958	0.86

		24,579,963	1.79
LODGING
Other securities[1]		4,636,090	0.34

		4,636,090	0.34
MACHINERY
Joy Global Inc.[2]	199,868	10,085,339	0.74
Other securities[1]		15,827,155	1.15

		25,912,494	1.89
MANUFACTURING
Pentair Inc.	251,292	9,172,158	0.67
Other securities[1]		19,479,374	1.42

		28,651,532	2.09
MEDIA
Washington Post Co. (The) Class B	14,461	$11,604,952	0.85%
Other securities[1]		3,903,994	0.28

		15,508,946	1.13
METAL FABRICATE & HARDWARE
Precision Castparts Corp.[2]	327,889	17,410,906	1.27

		17,410,906	1.27
OFFICE FURNISHINGS
Other securities[1]		13,407,918	0.98

		13,407,918	0.98
OIL & GAS
Patterson-UTI Energy Inc.	423,691	15,286,771	1.12
Other securities[1]		15,379,640	1.12

		30,666,411	2.24
OIL & GAS SERVICES
Grant Prideco Inc.[3]	313,522	12,744,669	0.93
Smith International Inc.[2]	524,040	17,455,772	1.27
Other securities[1]		7,123,538	0.52

		37,323,979	2.72
PACKAGING & CONTAINERS
Other securities[1]		3,014,121	0.22

		3,014,121	0.22
PHARMACEUTICALS
Barr Pharmaceuticals Inc.[3]	262,662	14,425,397	1.05
IVAX Corp.[3]	531,535	14,011,263	1.02
Sepracor Inc.[2,3]	260,000	15,337,400	1.12
Other securities[1]		16,426,944	1.20

		60,201,004	4.39
PIPELINES
Equitable Resources Inc.	299,626	11,703,392	0.85
Questar Corp.	209,847	18,491,718	1.35
Other securities[1]		7,279,322	0.53

		37,474,432	2.73
REAL ESTATE INVESTMENT TRUSTS
Developers Diversified Realty Corp.[2]	268,299	12,529,563	0.91
Macerich Co. (The)	147,282	9,564,493	0.70
Other securities[1]		24,534,583	1.79

		46,628,639	3.40

SUMMARY SCHEDULES OF INVESTMENTs	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
RETAIL
Abercrombie & Fitch Co. Class A	215,973	$10,766,254	0.78%
Advance Auto Parts Inc.[3]	270,092	10,447,139	0.76
Chico’s FAS Inc.[3]	445,909	16,409,451	1.20
Michaels Stores Inc.	334,171	11,047,693	0.81
Neiman-Marcus Group Inc. Class A	120,777	12,071,661	0.88
Williams-Sonoma Inc.[2,3]	287,216	11,014,734	0.80
Other securities[1]		98,224,094	7.16

		169,981,026	12.39
SEMICONDUCTORS
Lam Research Corp.[3]	336,673	10,258,426	0.75
Microchip Technology Inc.	516,206	15,548,125	1.13
Other securities[1]		27,251,086	1.99

		53,057,637	3.87
SOFTWARE
Activision Inc.[3]	502,407	10,274,223	0.75
Dun & Bradstreet Corp.[3]	165,783	10,920,126	0.80
Other securities[1]		30,557,774	2.22

		51,752,123	3.77
TELECOMMUNICATIONS
Harris Corp.	328,643	13,737,277	1.00
Other securities[1]		11,492,515	0.84

		25,229,792	1.84
TRANSPORTATION
CH Robinson Worldwide Inc.[2]	211,200	13,542,144	0.99
Expeditors International Washington Inc.[2]	263,084	14,937,910	1.09
Other securities[1]		12,745,957	0.92

		41,226,011	3.00
WATER
Other securities[1]		9,017,394	0.66

		9,017,394	0.66

TOTAL COMMON STOCKS (Cost: $1,188,948,857)		1,371,500,018	99.96
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		$17,082,280	1.24%

		17,082,280	1.24
COMMERCIAL PAPER[4]
Other securities[1]		117,665,695	8.58

		117,665,695	8.58
LOAN PARTICIPATIONS[4]
Other securities[1]		669,911	0.05

		669,911	0.05
MEDIUM-TERM NOTES[4]
Other securities[1]		2,558,811	0.19

		2,558,811	0.19
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	204,357	204,357	0.01

		204,357	0.01
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		74,025,194	5.39

		74,025,194	5.39
TIME DEPOSITS[4]
Other securities[1]		7,488,656	0.55

		7,488,656	0.55
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		123,801,767	9.02

		123,801,767	9.02

TOTAL SHORT-TERM INVESTMENTS (Cost: $343,496,671)		343,496,671	25.03

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,532,445,528)		1,714,996,689	124.99
Other Assets, Less Liabilities		(342,910,865)	(24.99)

NET ASSETS		$1,372,085,824	100.00%

28	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

September 30, 2005

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $74,025,194, dated 9/30/05, due 10/3/05, with a total maturity value of $74,049,110 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
AEROSPACE & DEFENSE
Other securities[1]		$1,749,645	0.07%

		1,749,645	0.07
AGRICULTURE
Other securities[1]		4,627,837	0.19

		4,627,837	0.19
AIRLINES
Other securities[1]		8,788,853	0.36

		8,788,853	0.36
AUTO PARTS & EQUIPMENT
Other securities[1]		39,083,951	1.62

		39,083,951	1.62
BANKS
Associated Bancorp	592,710	18,065,801	0.75
Colonial BancGroup Inc. (The)[2]	714,331	16,001,014	0.66
Commerce Bancorp Inc.[2]	760,627	23,343,643	0.96
Mercantile Bankshares Corp.[2]	380,195	20,484,907	0.85
Other securities[1]		32,913,368	1.36

		110,808,733	4.58
BEVERAGES
Other securities[1]		6,608,997	0.27

		6,608,997	0.27
BIOTECHNOLOGY
Invitrogen Corp.[3]	246,042	18,509,740	0.77
Other securities[1]		27,867,096	1.15

		46,376,836	1.92
BUILDING MATERIALS
Martin Marietta Materials Inc.	214,685	16,844,185	0.70
Other securities[1]		10,964,264	0.45

		27,808,449	1.15
CHEMICALS
Lyondell Chemical Co.[2]	949,384	27,171,370	1.12
Other securities[1]		90,521,341	3.74

		117,692,711	4.86
COMMERCIAL SERVICES
Manpower Inc.	403,971	$17,932,273	0.74%
Other securities[1]		42,896,868	1.77

		60,829,141	2.51
COMPUTERS
Cadence Design Systems Inc.[2,3]	1,288,700	20,825,392	0.86
SanDisk Corp.[3]	842,693	40,659,936	1.68
Other securities[1]		47,938,580	1.98

		109,423,908	4.52
DISTRIBUTION & WHOLESALE
Other securities[1]		9,851,239	0.41

		9,851,239	0.41
DIVERSIFIED FINANCIAL SERVICES
Edwards (A.G.) Inc.	357,059	15,642,755	0.65
Other securities[1]		47,978,400	1.98

		63,621,155	2.63
ELECTRIC
Alliant Energy Corp.	540,012	15,730,550	0.65
Energy East Corp.[2]	683,943	17,228,524	0.71
MDU Resources Group Inc.	555,182	19,792,238	0.82
Pepco Holdings Inc.	877,032	20,408,535	0.84
SCANA Corp.	526,269	22,229,603	0.92
Wisconsin Energy Corp.	542,390	21,652,209	0.90
Other securities[1]		137,018,554	5.66

		254,060,213	10.50
ELECTRONICS
Arrow Electronics Inc.[3]	548,761	17,209,145	0.71
Avnet Inc.[2,3]	674,309	16,486,855	0.68
Other securities[1]		30,517,181	1.26

		64,213,181	2.65
ENGINEERING & CONSTRUCTION
Other securities[1]		10,424,159	0.43

		10,424,159	0.43
ENTERTAINMENT
Other securities[1]		4,481,013	0.19

		4,481,013	0.19
FOOD
Dean Foods Co.[2,3]	693,128	26,934,954	1.11
Other securities[1]		30,458,186	1.26

		57,393,140	2.37

30	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
FOREST PRODUCTS & PAPER
Other securities[1]		$21,844,076	0.90%

		21,844,076	0.90
GAS
ONEOK Inc.[2]	467,974	15,920,475	0.66
Other securities[1]		30,570,962	1.26

		46,491,437	1.92
HAND & MACHINE TOOLS
Other securities[1]		8,728,482	0.36

		8,728,482	0.36
HEALTH CARE - PRODUCTS
Other securities[1]		19,135,630	0.79

		19,135,630	0.79
HEALTH CARE - SERVICES
Community Health Systems Inc.[2,3]	415,971	16,143,834	0.67
PacifiCare Health Systems Inc.[3]	406,489	32,429,692	1.34
Triad Hospitals Inc.[2,3]	398,978	18,061,734	0.74

		66,635,260	2.75
HOLDING COMPANIES - DIVERSIFIED
Leucadia National Corp.[2]	380,637	16,405,455	0.68

		16,405,455	0.68
HOME BUILDERS
Lennar Corp. Class A	620,629	37,088,789	1.53

		37,088,789	1.53
HOME FURNISHINGS
Other securities[1]		4,375,701	0.18

		4,375,701	0.18
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		20,488,850	0.85

		20,488,850	0.85
INSURANCE
Berkley (W.R.) Corp.	518,182	20,457,825	0.85
Everest Re Group Ltd.	261,519	25,602,710	1.06
Fidelity National Financial Inc.	801,892	35,700,232	1.47
First American Corp.	441,323	20,155,221	0.83
Old Republic International Corp.	848,081	22,618,320	0.93
PMI Group Inc. (The)[2]	426,278	$16,995,704	0.70%
Radian Group Inc.	395,292	20,990,005	0.87
Other securities[1]		97,871,705	4.05

		260,391,722	10.76
INTERNET
CheckFree Corp.[2,3]	420,264	15,894,384	0.66
Other securities[1]		11,365,546	0.47

		27,259,930	1.13
IRON & STEEL
Other securities[1]		6,037,069	0.25

		6,037,069	0.25
LEISURE TIME
Other securities[1]		4,590,318	0.19

		4,590,318	0.19
MACHINERY
Other securities[1]		18,790,139	0.78

		18,790,139	0.78
MANUFACTURING
SPX Corp.[2]	339,227	15,587,481	0.65
Other securities[1]		43,229,224	1.78

		58,816,705	2.43
MEDIA
Other securities[1]		47,258,435	1.95

		47,258,435	1.95
METAL FABRICATE & HARDWARE
Other securities[1]		18,263,973	0.76

		18,263,973	0.76
OIL & GAS
ENSCO International Inc.	704,715	32,832,672	1.36
Newfield Exploration Co.[3]	587,578	28,850,080	1.19
Noble Energy Inc.[2]	809,649	37,972,538	1.57
Pioneer Natural Resources Co.[2]	658,007	36,137,744	1.49
Pogo Producing Co.	276,866	16,318,482	0.67
Pride International Inc.[2,3]	734,635	20,944,444	0.87
Other securities[1]		27,590,748	1.14

		200,646,708	8.29
OIL & GAS SERVICES
Cooper Cameron Corp.[2,3]	259,437	19,180,177	0.79
Other securities[1]		19,001,600	0.79

		38,181,777	1.58

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[1]		$12,532,832	0.52%

		12,532,832	0.52
PHARMACEUTICALS
Omnicare Inc.	489,474	27,523,123	1.14
Other securities[1]		9,744,331	0.40

		37,267,454	1.54
PIPELINES
Other securities[1]		13,342,822	0.55

		13,342,822	0.55
REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	394,796	17,726,340	0.73
Liberty Property Trust[2]	406,925	17,310,589	0.72
Other securities[1]		45,545,696	1.88

		80,582,625	3.33
RETAIL
Foot Locker Inc.	727,304	15,957,050	0.66
Other securities[1]		79,541,191	3.29

		95,498,241	3.95
SAVINGS & LOANS
New York Community
Bancorp Inc.[2]	1,097,012	17,990,997	0.74
Other securities[1]		31,913,579	1.32

		49,904,576	2.06
SEMICONDUCTORS
Other securities[1]		62,729,544	2.59

		62,729,544	2.59
SOFTWARE
Other securities[1]		22,856,642	0.95

		22,856,642	0.95
TELECOMMUNICATIONS
Telephone & Data Systems Inc.[2]	475,774	18,555,186	0.77
Other securities[1]		36,984,598	1.53

		55,539,784	2.30
TEXTILES
Mohawk Industries Inc.[2,3]	244,928	19,655,472	0.81

		19,655,472	0.81
TRANSPORTATION
Other securities[1]		$38,377,804	1.59%

		38,377,804	1.59
TRUCKING & LEASING
Other securities[1]		9,170,577	0.38

		9,170,577	0.38

TOTAL COMMON STOCKS (Cost: $2,154,644,906)		2,416,731,990	99.88

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[4]
Other securities[1]		31,022,332	1.28

		31,022,332	1.28
COMMERCIAL PAPER[4]
Other securities[1]		213,687,150	8.83

		213,687,150	8.83
LOAN PARTICIPATIONS[4]
Other securities[1]		1,216,594	0.05

		1,216,594	0.05
MEDIUM-TERM NOTES[4]
Other securities[1]		4,646,937	0.19

		4,646,937	0.19
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	1,589,772	1,589,772	0.07

		1,589,772	0.07
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		134,433,692	5.56

		134,433,692	5.56
TIME DEPOSITS[4]
Other securities[1]		13,599,798	0.56

		13,599,798	0.56

32	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

September 30, 2005

Security	Value	% of Net Assets
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]	$224,830,608	9.29%

	224,830,608	9.29

TOTAL SHORT-TERM INVESTMENTS (Cost: $625,026,883)	625,026,883	25.83

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,779,671,789)	3,041,758,873	125.71
Other Assets, Less Liabilities	(622,007,147)	(25.71)

NET ASSETS	$2,419,751,726	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $134,433,692, dated 9/30/05, due 10/3/05, with a total maturity value of $134,477,124 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$6,484,602	0.18%

		6,484,602	0.18
AEROSPACE & DEFENSE
Other securities[1]		78,650,331	2.23

		78,650,331	2.23
AGRICULTURE
Other securities[1]		8,337,048	0.24

		8,337,048	0.24
AIRLINES
Other securities[1]		14,181,205	0.40

		14,181,205	0.40
APPAREL
Other securities[1]		51,357,169	1.45

		51,357,169	1.45
AUTO MANUFACTURERS
Oshkosh Truck Corp.	485,102	20,937,002	0.59
Other securities[1]		6,718,124	0.19

		27,655,126	0.78
AUTO PARTS & EQUIPMENT
Other securities[1]		3,930,005	0.11

		3,930,005	0.11
BANKS
East West Bancorp Inc.	369,048	12,562,394	0.36
Hudson United Bancorp	293,638	12,429,697	0.35
South Financial Group Inc. (The)	491,956	13,204,099	0.37
Other securities[1]		164,682,471	4.66

		202,878,661	5.74
BEVERAGES
Other securities[1]		2,829,441	0.08

		2,829,441	0.08
BIOTECHNOLOGY
Other securities[1]		17,794,136	0.50

		17,794,136	0.50
BUILDING MATERIALS
Florida Rock Industries Inc.[2]	311,659	19,974,225	0.56
Other securities[1]		45,931,254	1.30

		65,905,479	1.86
CHEMICALS
Other securities[1]		$34,245,885	0.97%

		34,245,885	0.97
COAL
Massey Energy Co.[2]	508,461	25,967,103	0.73

		25,967,103	0.73
COMMERCIAL SERVICES
Pharmaceutical Product Development Inc.[3]	331,311	19,053,696	0.54
Other securities[1]		118,482,492	3.35

		137,536,188	3.89
COMPUTERS
CACI International Inc. Class A2,3	198,834	12,049,340	0.34
Other securities[1]		67,973,717	1.92

		80,023,057	2.26
DISTRIBUTION & WHOLESALE
Hughes Supply Inc.[2]	440,836	14,371,254	0.41
SCP Pool Corp.[2]	348,455	12,171,533	0.34
Other securities[1]		41,353,558	1.17

		67,896,345	1.92
DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		21,630,404	0.61

		21,630,404	0.61
ELECTRIC
Other securities[1]		48,564,617	1.37

		48,564,617	1.37
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		27,384,200	0.77

		27,384,200	0.77
ELECTRONICS
FLIR Systems Inc.[2,3]	459,818	13,601,416	0.38
Other securities[1]		125,933,804	3.57

		139,535,220	3.95
ENERGY - ALTERNATE SOURCES
Other securities[1]		10,268,058	0.29

		10,268,058	0.29

34	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Shaw Group Inc. (The)[2,3]	521,224	$12,853,384	0.36%
Other securities[1]		20,543,113	0.58

		33,396,497	0.94
ENTERTAINMENT
Other securities[1]		20,194,233	0.57

		20,194,233	0.57
ENVIRONMENTAL CONTROL
Other securities[1]		22,801,963	0.64

		22,801,963	0.64
FOOD
Other securities[1]		72,016,888	2.04

		72,016,888	2.04
FOREST PRODUCTS & PAPER
Other securities[1]		21,248,667	0.60

		21,248,667	0.60
GAS
Atmos Energy Corp.	530,995	15,000,609	0.42
Energen Corp.	484,375	20,954,062	0.59
Piedmont Natural Gas Co.[2]	506,073	12,737,857	0.36
Southern Union Co.[3]	647,863	16,695,430	0.47
UGI Corp.	690,810	19,446,301	0.55
Other securities[1]		28,255,854	0.81

		113,090,113	3.20
HAND & MACHINE TOOLS
Other securities[1]		11,548,182	0.33

		11,548,182	0.33
HEALTH CARE - PRODUCTS
Cooper Companies Inc.[2]	291,997	22,369,890	0.63
IDEXX Laboratories Inc.[3]	215,112	14,386,691	0.41
Mentor Corp.[2]	247,976	13,641,160	0.39
ResMed Inc.[2,3]	232,584	18,525,316	0.52
Respironics Inc.[3]	475,956	20,075,824	0.57
Other securities[1]		130,935,606	3.70

		219,934,487	6.22
HEALTH CARE - SERVICES
Pediatrix Medical Group Inc.[3]	156,741	12,040,844	0.34
Other securities[1]		77,083,840	2.18

		89,124,684	2.52
HOME BUILDERS
M.D.C. Holdings Inc.[2]	214,138	$16,893,347	0.48%
NVR Inc.[3]	36,329	32,149,349	0.91
Standard-Pacific Corp.[2]	448,997	18,637,865	0.53
Other securities[1]		39,880,178	1.12

		107,560,739	3.04
HOME FURNISHINGS
Other securities[1]		15,695,569	0.44

		15,695,569	0.44
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		25,190,598	0.71

		25,190,598	0.71
HOUSEWARES
Other securities[1]		12,980,041	0.37

		12,980,041	0.37
INSURANCE
Other securities[1]		98,297,228	2.78

		98,297,228	2.78
INTERNET
Other securities[1]		38,570,840	1.09

		38,570,840	1.09
IRON & STEEL
Cleveland-Cliffs Inc.[2]	144,560	12,592,622	0.36
Other securities[1]		28,726,980	0.81

		41,319,602	1.17
LEISURE TIME
Polaris Industries Inc.[2]	278,584	13,803,837	0.39
Other securities[1]		18,300,414	0.52

		32,104,251	0.91
LODGING
Other securities[1]		10,096,604	0.29

		10,096,604	0.29
MACHINERY
IDEX Corp.	341,251	14,520,230	0.41
JLG Industries Inc.[2]	336,752	12,321,756	0.35
Other securities[1]		64,774,154	1.83

		91,616,140	2.59
MANUFACTURING
Roper Industries Inc.	566,193	22,245,723	0.63

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
Other securities[1]		$61,771,790	1.75%

		84,017,513	2.38
MEDIA
Other securities[1]		2,843,214	0.08

		2,843,214	0.08
METAL FABRICATE & HARDWARE
Commercial Metals Co.	384,328	12,967,227	0.37
Other securities[1]		29,200,695	0.82

		42,167,922	1.19
MINING
Other securities[1]		14,137,268	0.40

		14,137,268	0.40
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		9,495,295	0.27

		9,495,295	0.27
OFFICE FURNISHINGS
Other securities[1]		2,604,461	0.07

		2,604,461	0.07
OIL & GAS
Cabot Oil & Gas Corp.[2]	323,415	16,335,692	0.46
Cimarex Energy Co.[2,3]	542,951	24,611,969	0.70
Frontier Oil Corp.	370,333	16,424,269	0.46
Southwestern Energy Co.[3]	542,552	39,823,317	1.13
St. Mary Land & Exploration Co.[2]	372,951	13,650,007	0.39
Unit Corp.[3]	303,041	16,752,106	0.47
Vintage Petroleum Inc.	363,101	16,579,192	0.47
Other securities[1]		56,186,757	1.59

		200,363,309	5.67
OIL & GAS SERVICES
Cal Dive International Inc.[2,3]	256,180	16,244,374	0.46
Other securities[1]		83,503,820	2.36

		99,748,194	2.82
PACKAGING & CONTAINERS
Other securities[1]		2,409,072	0.07

		2,409,072	0.07
PHARMACEUTICALS
Other securities[1]		58,184,652	1.65

		58,184,652	1.65
REAL ESTATE INVESTMENT TRUSTS
Colonial Properties Trust[2]	293,806	$13,068,491	0.37%
Essex Property Trust Inc.[2]	152,552	13,729,680	0.39
New Century Financial Corp.[2]	372,386	13,506,440	0.38
Shurgard Storage Centers Inc. Class A	309,209	17,275,507	0.49
Other securities[1]		76,951,207	2.17

		134,531,325	3.80
RETAIL
Other securities[1]		284,937,015	8.06

		284,937,015	8.06
SAVINGS & LOANS
Other securities[1]		61,091,650	1.73

		61,091,650	1.73
SEMICONDUCTORS
Other securities[1]		90,595,609	2.56

		90,595,609	2.56
SOFTWARE
Cerner Corp.[2,3]	200,225	17,405,559	0.49
Global Payments Inc.	217,229	16,883,038	0.48
Hyperion Solutions Corp.[3]	264,938	12,889,234	0.36
Other securities[1]		101,220,617	2.87

		148,398,448	4.20
STORAGE & WAREHOUSING
Other securities[1]		4,277,084	0.12

		4,277,084	0.12
TELECOMMUNICATIONS
Other securities[1]		57,485,706	1.63

		57,485,706	1.63
TEXTILES
Other securities[1]		6,612,904	0.19

		6,612,904	0.19
TOYS, GAMES & HOBBIES
Other securities[1]		5,576,582	0.16

		5,576,582	0.16
TRANSPORTATION
Kansas City Southern Industries Inc.[2,3]	541,947	12,632,785	0.36

36	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
Landstar System Inc.[2]	386,830	$15,484,805	0.44%
Other securities[1]		49,678,606	1.40

		77,796,196	2.20
WATER
Other securities[1]		3,725,001	0.11

		3,725,001	0.11

TOTAL COMMON STOCKS (Cost: $3,445,338,615)		3,540,840,026	100.14
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		53,244,719	1.51

		53,244,719	1.51
COMMERCIAL PAPER[4]
Other securities[1]		366,758,765	10.37

		366,758,765	10.37
LOAN PARTICIPATIONS[4]
Other securities[1]		2,088,084	0.06

		2,088,084	0.06
MEDIUM-TERM NOTES[4]
Other securities[1]		7,975,703	0.23

		7,975,703	0.23
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	2,115,991	2,115,991	0.06

		2,115,991	0.06
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		230,733,270	6.52

		230,733,270	6.52
TIME DEPOSITS[4]
Other securities[1]		23,341,813	0.66

		23,341,813	0.66
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		$385,884,674	10.91%

		385,884,674	10.91

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,072,143,019)		1,072,143,019	30.32

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,517,481,634)		4,612,983,045	130.46
Other Assets, Less Liabilities		(1,077,068,639)	(30.46)

NET ASSETS		$3,535,914,406	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $230,733,270, dated 9/30/05, due 10/3/05, with a total maturity value of $230,807,813 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$4,544,059	0.36%

		4,544,059	0.36
AEROSPACE & DEFENSE
Engineered Support Systems Inc.[2]	193,038	7,922,280	0.63
Other securities[1]		12,081,505	0.97

		20,003,785	1.60
AGRICULTURE
Other securities[1]		4,414,247	0.35

		4,414,247	0.35
APPAREL
Quiksilver Inc.[2,3]	541,878	7,830,137	0.63
Other securities[1]		14,377,233	1.15

		22,207,370	1.78
AUTO MANUFACTURERS
Oshkosh Truck Corp.	338,823	14,623,601	1.17
Other securities[1]		4,693,968	0.38

		19,317,569	1.55
BANKS
East West Bancorp Inc.[2]	258,080	8,785,043	0.70
First Midwest Bancorp Inc.	209,653	7,807,478	0.63
Hudson United Bancorp	205,340	8,692,042	0.70
UCBH Holdings Inc.[2]	423,927	7,766,343	0.62
Other securities[1]		12,984,718	1.04

		46,035,624	3.69
BEVERAGES
Other securities[1]		1,967,304	0.16

		1,967,304	0.16
BIOTECHNOLOGY
Other securities[1]		5,868,045	0.47

		5,868,045	0.47
BUILDING MATERIALS
Florida Rock Industries Inc.[2]	217,872	13,963,417	1.12
Other securities[1]		15,910,381	1.27

		29,873,798	2.39
CHEMICALS
Other securities[1]		7,659,026	0.61

		7,659,026	0.61
COAL
Massey Energy Co.[2]	355,212	$18,140,677	1.45%

		18,140,677	1.45
COMMERCIAL SERVICES
Pharmaceutical Product Development Inc.[3]	231,609	13,319,834	1.07
Other securities[1]		40,736,172	3.26

		54,056,006	4.33
COMPUTERS
CACI International Inc. Class A2,3	139,039	8,425,763	0.67
MICROS Systems Inc.[2,3]	177,581	7,769,169	0.62
Other securities[1]		27,461,753	2.21

		43,656,685	3.50
DISTRIBUTION & WHOLESALE
SCP Pool Corp.[2]	243,671	8,511,428	0.68
Other securities[1]		20,184,314	1.62

		28,695,742	2.30
DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		2,187,267	0.17

		2,187,267	0.17
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		7,607,759	0.61

		7,607,759	0.61
ELECTRONICS
FLIR Systems Inc.[2,3]	321,524	9,510,680	0.76
Trimble Navigation Ltd.[2,3]	247,634	8,342,790	0.67
Other securities[1]		24,308,036	1.95

		42,161,506	3.38
ENERGY - ALTERNATE SOURCES
Other securities[1]		7,181,211	0.58

		7,181,211	0.58
ENTERTAINMENT
Other securities[1]		10,692,645	0.86

		10,692,645	0.86
ENVIRONMENTAL CONTROL
Other securities[1]		7,606,572	0.61

		7,606,572	0.61

38	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
FOOD
Other securities[1]		$17,928,649	1.44%

		17,928,649	1.44
FOREST PRODUCTS & PAPER
Other securities[1]		2,606,614	0.21

		2,606,614	0.21
GAS
Energen Corp.	338,637	14,649,437	1.17
UGI Corp.	482,930	13,594,480	1.09

		28,243,917	2.26
HAND & MACHINE TOOLS
Other securities[1]		3,717,051	0.30

		3,717,051	0.30
HEALTH CARE - PRODUCTS
IDEXX Laboratories Inc.[3]	150,413	10,059,621	0.81
Mentor Corp.[2]	173,392	9,538,294	0.76
ResMed Inc.[2,3]	162,588	12,950,134	1.04
Respironics Inc.[3]	332,748	14,035,311	1.13
Sybron Dental Specialties Inc.[3]	186,430	7,751,759	0.62
Other securities[1]		66,806,398	5.34

		121,141,517	9.70
HEALTH CARE - SERVICES
Pediatrix Medical Group Inc.[3]	109,614	8,420,547	0.67
Sierra Health Services Inc.[2,3]	117,187	8,070,669	0.65
United Surgical Partners International Inc.[2,3]	203,993	7,978,166	0.64
Other securities[1]		28,744,939	2.30

		53,214,321	4.26
HOME BUILDERS
Meritage Homes Corp.[2,3]	105,941	8,121,437	0.65
NVR Inc.[2,3]	25,382	22,461,801	1.80
Other securities[1]		9,588,358	0.77

		40,171,596	3.22
HOME FURNISHINGS
Other securities[1]		5,148,046	0.41

		5,148,046	0.41
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		11,948,874	0.96

		11,948,874	0.96
HOUSEWARES
Other securities[1]		$7,141,917	0.57%

		7,141,917	0.57
INSURANCE
Other securities[1]		13,879,764	1.11

		13,879,764	1.11
INTERNET
Other securities[1]		18,281,109	1.46

		18,281,109	1.46
IRON & STEEL
Cleveland-Cliffs Inc.[2]	101,099	8,806,734	0.71

		8,806,734	0.71
LEISURE TIME
Polaris Industries Inc.[2]	194,792	9,651,944	0.77
Other securities[1]		7,093,855	0.57

		16,745,799	1.34
MACHINERY
IDEX Corp.	238,604	10,152,600	0.81
JLG Industries Inc.[2]	235,502	8,617,018	0.69
Other securities[1]		6,538,180	0.53

		25,307,798	2.03
MANUFACTURING
Roper Industries Inc.	395,485	15,538,606	1.25
Other securities[1]		11,007,359	0.88

		26,545,965	2.13
MEDIA
Other securities[1]		943,684	0.08

		943,684	0.08
METAL FABRICATE & HARDWARE
Other securities[1]		8,397,983	0.67

		8,397,983	0.67
MINING
Other securities[1]		1,941,517	0.16

		1,941,517	0.16
OIL & GAS
Cabot Oil & Gas Corp.	226,146	11,422,635	0.91
Frontier Oil Corp.	258,956	11,484,699	0.92
Southwestern Energy Co.[3]	379,108	27,826,527	2.23
St. Mary Land & Exploration Co.[2]	261,035	9,553,881	0.76
Unit Corp.[3]	211,894	11,713,500	0.94

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
Vintage Petroleum Inc.	253,784	$11,587,777	0.93%
Other securities[1]		17,560,336	1.41

		101,149,355	8.10
OIL & GAS SERVICES
Cal Dive International Inc.[2,3]	179,132	11,358,760	0.91
Lone Star Technologies Inc.[3]	138,620	7,705,886	0.62
Other securities[1]		17,129,006	1.37

		36,193,652	2.90
PHARMACEUTICALS
Medicis Pharmaceutical Corp. Class A2	251,275	8,181,514	0.66
MGI Pharma Inc.[2,3]	332,624	7,753,465	0.62
Other securities[1]		12,782,731	1.02

		28,717,710	2.30
REAL ESTATE INVESTMENT TRUSTS
Essex Property Trust Inc.[2]	106,668	9,600,120	0.77
Shurgard Storage Centers Inc. Class A	216,187	12,078,368	0.97
Other securities[1]		14,555,619	1.16

		36,234,107	2.90
RETAIL
Other securities[1]		114,256,537	9.15

		114,256,537	9.15
SEMICONDUCTORS
Other securities[1]		17,500,645	1.40

		17,500,645	1.40
SOFTWARE
Avid Technology Inc.[3]	190,892	7,902,929	0.63
Cerner Corp.[2,3]	139,951	12,165,940	0.98
Global Payments Inc.	151,830	11,800,228	0.95
Hyperion Solutions Corp.[3]	185,273	9,013,531	0.72
Other securities[1]		35,668,317	2.85

		76,550,945	6.13
TELECOMMUNICATIONS
Other securities[1]		13,113,349	1.05

		13,113,349	1.05
TRANSPORTATION
Landstar System Inc.[2]	270,483	10,827,434	0.87
Other securities[1]		16,840,206	1.35

		27,667,640	2.22

TOTAL COMMON STOCKS (Cost: $975,609,828)		1,247,373,692	99.92
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		$17,053,277	1.37%

		17,053,277	1.37
COMMERCIAL PAPER[4]
Other securities[1]		117,465,890	9.41

		117,465,890	9.41
LOAN PARTICIPATIONS[4]
Other securities[1]		668,774	0.05

		668,774	0.05
MEDIUM-TERM NOTES[4]
Other securities[1]		2,554,466	0.20

		2,554,466	0.20
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	541,964	541,964	0.04

		541,964	0.04
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		73,899,501	5.92

		73,899,501	5.92
TIME DEPOSITS[4]
Other securities[1]		7,475,941	0.60

		7,475,941	0.60
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		123,591,566	9.90

		123,591,566	9.90

TOTAL SHORT-TERM INVESTMENTS (Cost: $343,251,379)		343,251,379	27.49

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,318,861,207)		1,590,625,071	127.41
Other Assets, Less Liabilities		(342,212,533)	(27.41)

NET ASSETS		$1,248,412,538	100.00%

40	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

September 30, 2005

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $73,899,501, dated 9/30/05, due 10/3/05, with a total maturity value of $73,923,375 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
AEROSPACE & DEFENSE
Curtiss-Wright Corp.[1]	138,885	$8,570,593	0.51%
DRS Technologies Inc.[1]	178,732	8,822,212	0.52
Other securities[2]		31,106,762	1.83

		48,499,567	2.86
AGRICULTURE
Other securities[2]		1,970,290	0.12

		1,970,290	0.12
AIRLINES
SkyWest Inc.	370,625	9,940,162	0.59
Other securities[2]		3,797,675	0.22

		13,737,837	0.81
APPAREL
Other securities[2]		18,965,179	1.12

		18,965,179	1.12
AUTO PARTS & EQUIPMENT
Other securities[2]		3,819,285	0.22

		3,819,285	0.22
BANKS
Amegy Bancorporation Inc.	453,321	10,258,654	0.60
First BanCorp (Puerto Rico)[1]	517,816	8,761,447	0.52
Fremont General Corp.[1]	419,156	9,150,175	0.54
South Financial Group Inc. (The)	476,990	12,802,412	0.75
United Bancshares Inc.	239,240	8,361,438	0.49
Whitney Holding Corp.	405,209	10,956,851	0.65
Other securities[2]		72,636,368	4.29

		132,927,345	7.84
BIOTECHNOLOGY
Other securities[2]		9,116,273	0.54

		9,116,273	0.54
BUILDING MATERIALS
Other securities[2]		22,411,944	1.32

		22,411,944	1.32
CHEMICALS
Other securities[2]		22,561,900	1.33

		22,561,900	1.33
COMMERCIAL SERVICES
Other securities[2]		$58,359,453	3.44%

		58,359,453	3.44
COMPUTERS
Other securities[2]		17,022,401	1.00

		17,022,401	1.00
DISTRIBUTION & WHOLESALE
Hughes Supply Inc.	427,733	13,944,096	0.82
United Stationers Inc.[3]	213,286	10,207,868	0.60
Other securities[2]		1,891,829	0.11

		26,043,793	1.53
DIVERSIFIED FINANCIAL SERVICES
Other securities[2]		17,903,016	1.06

		17,903,016	1.06
ELECTRIC
ALLETE Inc.	192,181	8,803,812	0.52
Other securities[2]		38,331,065	2.26

		47,134,877	2.78
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[2]		15,988,051	0.94

		15,988,051	0.94
ELECTRONICS
Other securities[2]		76,732,006	4.52

		76,732,006	4.52
ENGINEERING & CONSTRUCTION
Shaw Group Inc. (The)[1,3]	505,483	12,465,211	0.73
URS Corp.[3]	273,865	11,061,407	0.65
Other securities[2]		8,874,294	0.53

		32,400,912	1.91
ENTERTAINMENT
Other securities[2]		4,790,472	0.28

		4,790,472	0.28
ENVIRONMENTAL CONTROL
Other securities[2]		11,579,366	0.68

		11,579,366	0.68
FOOD
Corn Products International Inc.[1]	479,391	9,669,316	0.57
Other securities[2]		35,319,231	2.08

		44,988,547	2.65

42	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
FOREST PRODUCTS & PAPER
Other securities[2]		$16,917,633	1.00%

		16,917,633	1.00
GAS
Atmos Energy Corp.	515,151	14,553,016	0.86
Piedmont Natural Gas Co.[1]	490,718	12,351,372	0.73
Southern Union Co.[1,3]	628,283	16,190,853	0.95
Other securities[2]		27,396,999	1.61

		70,492,240	4.15
HAND & MACHINE TOOLS
Other securities[2]		6,045,583	0.36

		6,045,583	0.36
HEALTH CARE - PRODUCTS
Cooper Companies Inc.[1]	283,209	21,696,641	1.28
Invacare Corp.[1]	202,965	8,457,552	0.50
Other securities[2]		15,078,821	0.89

		45,233,014	2.67
HEALTH CARE - SERVICES
Other securities[2]		12,541,185	0.74

		12,541,185	0.74
HOME BUILDERS
M.D.C. Holdings Inc.	207,671	16,383,165	0.97
Standard-Pacific Corp.[1]	435,453	18,075,654	1.07
Other securities[2]		14,102,026	0.82

		48,560,845	2.86
HOME FURNISHINGS
Other securities[2]		8,070,395	0.48

		8,070,395	0.48
HOUSEHOLD PRODUCTS & WARES
Other securities[2]		7,880,063	0.46

		7,880,063	0.46
HOUSEWARES
Other securities[2]		2,652,026	0.16

		2,652,026	0.16
INSURANCE
Delphi Financial Group Inc. Class A1	181,685	8,502,858	0.50
Hilb, Rogal & Hobbs Co.[1]	228,569	8,530,195	0.50
ProAssurance Corp.[1,3]	198,500	9,263,995	0.55
Selective Insurance Group Inc.[1]	181,883	$8,894,079	0.52%
Other securities[2]		40,822,655	2.41

		76,013,782	4.48
INTERNET
Other securities[2]		12,061,420	0.71

		12,061,420	0.71
IRON & STEEL
Reliance Steel & Aluminum Co.	177,419	9,390,788	0.56
Other securities[2]		18,375,115	1.08

		27,765,903	1.64
LEISURE TIME
Other securities[2]		7,894,068	0.47

		7,894,068	0.47
LODGING
Other securities[2]		9,805,991	0.58

		9,805,991	0.58
MACHINERY
Briggs & Stratton Corp.[1]	330,543	11,433,482	0.67
Manitowoc Co. Inc. (The)	192,974	9,696,943	0.57
Other securities[2]		32,657,136	1.93

		53,787,561	3.17
MANUFACTURING
Acuity Brands Inc.[1]	284,988	8,455,594	0.50
AptarGroup Inc.	224,384	11,176,567	0.66
Other securities[2]		24,988,860	1.47

		44,621,021	2.63
MEDIA
Other securities[2]		1,461,316	0.09

		1,461,316	0.09
METAL FABRICATE & HARDWARE
Commercial Metals Co.	372,362	12,563,494	0.74
Quanex Corp.[1]	161,895	10,720,687	0.63
Other securities[2]		5,977,063	0.35

		29,261,244	1.72
MINING
Other securities[2]		11,011,133	0.65

		11,011,133	0.65

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
OFFICE & BUSINESS EQUIPMENT
Other securities[2]		$9,183,258	0.54%

		9,183,258	0.54
OFFICE FURNISHINGS
Other securities[2]		2,534,432	0.15

		2,534,432	0.15
OIL & GAS
Cimarex Energy Co.[1,3]	526,122	23,849,110	1.41
Spinnaker Exploration Co.[1,3]	172,779	11,177,073	0.66
Stone Energy Corp.[3]	172,552	10,532,574	0.62
Swift Energy Co.[1,3]	183,223	8,382,452	0.49

		53,941,209	3.18
OIL & GAS SERVICES
Oceaneering International Inc.[1,3]	168,160	8,981,426	0.53
Seacor Holdings Inc.[1,3]	132,036	9,583,173	0.57
Other securities[2]		27,889,550	1.64

		46,454,149	2.74
PACKAGING & CONTAINERS
Other securities[2]		2,317,508	0.14

		2,317,508	0.14
PHARMACEUTICALS
NBTY Inc.[3]	357,356	8,397,866	0.49
Other securities[2]		8,204,644	0.49

		16,602,510	0.98
REAL ESTATE INVESTMENT TRUSTS
Capital Automotive REIT	263,872	10,214,485	0.60
Colonial Properties Trust[1]	284,692	12,663,100	0.75
New Century Financial Corp.[1]	361,015	13,094,014	0.77
Other securities[2]		35,983,276	2.12

		71,954,875	4.24
RETAIL
Zale Corp.[1,3]	327,996	8,914,931	0.53
Other securities[2]		109,018,091	6.42

		117,933,022	6.95
SAVINGS & LOANS
Commercial Federal Corp.	244,918	8,361,501	0.49
Other securities[2]		50,921,298	3.00

		59,282,799	3.49
SEMICONDUCTORS
Varian Semiconductor Equipment Associates Inc.[1,3]	238,339	$10,098,423	0.60%
Other securities[2]		53,434,748	3.14

		63,533,171	3.74
SOFTWARE
THQ Inc.[1,3]	397,646	8,477,813	0.50
Other securities[2]		29,198,965	1.72

		37,676,778	2.22
STORAGE & WAREHOUSING
Other securities[2]		4,129,434	0.24

		4,129,434	0.24
TELECOMMUNICATIONS
Anixter International Inc.[1,3]	206,236	8,317,498	0.49
Other securities[2]		29,177,326	1.72

		37,494,824	2.21
TEXTILES
Other securities[2]		6,386,610	0.38

		6,386,610	0.38
TOYS, GAMES & HOBBIES
Other securities[2]		5,374,516	0.32

		5,374,516	0.32
TRANSPORTATION
Kansas City Southern Industries Inc.[1,3]	525,532	12,250,151	0.72
Other securities[2]		24,787,317	1.46

		37,037,468	2.18
WATER
Other securities[2]		3,593,738	0.21

		3,593,738	0.21

TOTAL COMMON STOCKS (Cost: $ 1,532,135,333)		1,694,459,238	99.88
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[2]		23,392,628	1.38

		23,392,628	1.38
COMMERCIAL PAPER[4]
Other securities[2]		161,132,441	9.50

		161,132,441	9.50

44	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600/ BARRA VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
LOAN PARTICIPATIONS[4]
Other securities[2]		$917,382	0.05%

		917,382	0.05
MEDIUM-TERM NOTES[4]
Other securities[2]		3,504,059	0.21

		3,504,059	0.21
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	992,390	992,390	0.06

		992,390	0.06
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		101,370,760	5.98

		101,370,760	5.98
TIME DEPOSITS[4]
Other securities[2]		10,255,033	0.60

		10,255,033	0.60
VARIABLE & FLOATING RATE NOTES[4]
Other securities[2]		169,535,253	9.99

		169,535,253	9.99

TOTAL SHORT-TERM INVESTMENTS (Cost: $471,099,946)		471,099,946	27.77

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,003,235,279)		2,165,559,184	127.65
Other Assets, Less Liabilities		(469,012,114)	(27.65)

NET ASSETS		$1,696,547,070	100.00%

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $101,370,760, dated 9/30/05, due 10/3/05, with a total maturity value of $101,403,510 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$243,825	0.19%

		243,825	0.19
AEROSPACE & DEFENSE
Boeing Co. (The)	8,466	575,265	0.44
United Technologies Corp.	10,572	548,052	0.42
Other securities[1]		1,252,277	0.95

		2,375,594	1.81
AGRICULTURE
Altria Group Inc.	21,442	1,580,490	1.21
Other securities[1]		507,071	0.38

		2,087,561	1.59
AIRLINES
Other securities[1]		168,142	0.13

		168,142	0.13
APPAREL
Other securities[1]		580,790	0.44

		580,790	0.44
AUTO MANUFACTURERS
Other securities[1]		548,855	0.42

		548,855	0.42
AUTO PARTS & EQUIPMENT
Other securities[1]		305,504	0.23

		305,504	0.23
BANKS
Bank of America Corp.	41,514	1,747,739	1.33
Wachovia Corp.	16,284	774,956	0.59
Wells Fargo & Co.	17,433	1,021,051	0.78
Other securities[1]		4,089,451	3.12

		7,633,197	5.82
BEVERAGES
Coca-Cola Co. (The)	21,497	928,455	0.71
PepsiCo Inc.	17,243	977,851	0.75
Other securities[1]		614,175	0.46

		2,520,481	1.92
BIOTECHNOLOGY
Amgen Inc.[2]	12,742	1,015,155	0.78
Other securities[1]		691,160	0.52

		1,706,315	1.30
BUILDING MATERIALS
Other securities[1]		$470,073	0.36%

		470,073	0.36
CHEMICALS
Other securities[1]		1,957,982	1.49

		1,957,982	1.49
COAL
Other securities[1]		200,299	0.15

		200,299	0.15
COMMERCIAL SERVICES
Other securities[1]		1,691,880	1.29

		1,691,880	1.29
COMPUTERS
Dell Inc.[2]	24,753	846,553	0.65
Hewlett-Packard Co.	29,579	863,707	0.66
International Business Machines Corp.	16,484	1,322,346	1.01
Other securities[1]		2,051,520	1.56

		5,084,126	3.88
COSMETICS & PERSONAL CARE
Gillette Co. (The)	9,320	542,424	0.41
Procter & Gamble Co.[3]	26,325	1,565,284	1.19
Other securities[1]		449,172	0.35

		2,556,880	1.95
DISTRIBUTION & WHOLESALE
Other securities[1]		337,848	0.26

		337,848	0.26
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	12,809	735,749	0.56
Citigroup Inc.	53,963	2,456,396	1.87
Goldman Sachs Group Inc. (The)	4,797	583,219	0.44
JP Morgan Chase & Co.	36,462	1,237,156	0.94
Merrill Lynch & Co. Inc.	9,589	588,285	0.45
Morgan Stanley	11,207	604,506	0.46
Other securities[1]		2,908,139	2.23

		9,113,450	6.95
ELECTRIC
Other securities[1]		4,519,063	3.45

		4,519,063	3.45

46	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		$540,042	0.41%

		540,042	0.41
ELECTRONICS
Other securities[1]		1,021,074	0.78

		1,021,074	0.78
ENERGY - ALTERNATE SOURCES
Other securities[1]		16,867	0.01

		16,867	0.01
ENGINEERING & CONSTRUCTION
Other securities[1]		175,516	0.13

		175,516	0.13
ENTERTAINMENT
Other securities[1]		195,472	0.15

		195,472	0.15
ENVIRONMENTAL CONTROL
Other securities[1]		295,289	0.22

		295,289	0.22
FOOD
Other securities[1]		2,096,250	1.60

		2,096,250	1.60
FOREST PRODUCTS & PAPER
Other securities[1]		734,076	0.56

		734,076	0.56
GAS
Other securities[1]		572,752	0.44

		572,752	0.44
HAND & MACHINE TOOLS
Other securities[1]		164,218	0.13

		164,218	0.13
HEALTH CARE - PRODUCTS
Johnson & Johnson	30,737	1,945,037	1.48
Medtronic Inc.	12,501	670,304	0.51
Other securities[1]		2,282,950	1.75

		4,898,291	3.74
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	13,038	732,736	0.56
Other securities[1]		1,950,644	1.49

		2,683,380	2.05
HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		$37,842	0.03%

		37,842	0.03
HOME BUILDERS
Other securities[1]		721,733	0.55

		721,733	0.55
HOME FURNISHINGS
Other securities[1]		171,574	0.13

		171,574	0.13
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		688,157	0.52

		688,157	0.52
HOUSEWARES
Other securities[1]		83,590	0.06

		83,590	0.06
INSURANCE
American International Group Inc.	26,811	1,661,210	1.27
Other securities[1]		4,679,478	3.57

		6,340,688	4.84
INTERNET
Other securities[1]		1,457,501	1.11

		1,457,501	1.11
IRON & STEEL
Other securities[1]		254,357	0.19

		254,357	0.19
LEISURE TIME
Other securities[1]		491,663	0.37

		491,663	0.37
LODGING
Other securities[1]		477,434	0.36

		477,434	0.36
MACHINERY
Other securities[1]		1,000,880	0.76

		1,000,880	0.76
MANUFACTURING
General Electric Co.	109,568	3,689,155	2.81
3M Co.	7,894	579,104	0.44
Tyco International Ltd.	20,885	581,647	0.44
Other securities[1]		1,848,089	1.42

		6,697,995	5.11

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A2	22,665	$665,898	0.51%
Time Warner Inc.	48,470	877,792	0.67
Other securities[1]		2,451,168	1.87

		3,994,858	3.05
METAL FABRICATE & HARDWARE
Other securities[1]		185,252	0.14

		185,252	0.14
MINING
Other securities[1]		675,834	0.52

		675,834	0.52
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		247,859	0.19

		247,859	0.19
OFFICE FURNISHINGS
Other securities[1]		60,254	0.05

		60,254	0.05
OIL & GAS
Chevron Corp.	23,264	1,505,879	1.15
ConocoPhillips	14,374	1,004,886	0.77
Exxon Mobil Corp.[3]	65,170	4,140,902	3.16
Other securities[1]		4,216,823	3.21

		10,868,490	8.29
OIL & GAS SERVICES
Other securities[1]		1,817,026	1.39

		1,817,026	1.39
PACKAGING & CONTAINERS
Other securities[1]		182,589	0.14

		182,589	0.14
PHARMACEUTICALS
Abbott Laboratories	16,044	680,266	0.52
Lilly (Eli) & Co.	11,701	626,238	0.48
Merck & Co. Inc.	22,660	616,579	0.47
Pfizer Inc.	76,159	1,901,690	1.45
Wyeth	13,841	640,423	0.49
Other securities[1]		2,772,993	2.11

		7,238,189	5.52
PIPELINES
Other securities[1]		535,324	0.41

		535,324	0.41
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		$1,370,879	1.05%

		1,370,879	1.05
RETAIL
Home Depot Inc.	22,100	842,894	0.64
Wal-Mart Stores Inc.	25,852	1,132,835	0.86
Other securities[1]		6,054,363	4.63

		8,030,092	6.13
SAVINGS & LOANS
Other securities[1]		837,287	0.64

		837,287	0.64
SEMICONDUCTORS
Intel Corp.	62,948	1,551,668	1.18
Texas Instruments Inc.	16,820	570,198	0.44
Other securities[1]		2,203,563	1.68

		4,325,429	3.30
SOFTWARE
Microsoft Corp.	95,302	2,452,120	1.87
Other securities[1]		2,639,464	2.01

		5,091,584	3.88
STORAGE & WAREHOUSING
Other securities[1]		6,416	0.00

		6,416	0.00
TELECOMMUNICATIONS
Cisco Systems Inc.[2]	66,009	1,183,541	0.90
Motorola Inc.	25,478	562,809	0.43
QUALCOMM Inc.	16,829	753,098	0.57
SBC Communications Inc.	34,111	817,641	0.62
Sprint Nextel Corp.	30,278	720,011	0.55
Verizon Communications Inc.	28,553	933,398	0.71
Other securities[1]		2,149,269	1.65

		7,119,767	5.43
TEXTILES
Other securities[1]		115,289	0.09

		115,289	0.09
TOYS, GAMES & HOBBIES
Other securities[1]		112,847	0.09

		112,847	0.09

48	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
TRANSPORTATION
United Parcel Service Inc. Class B	11,431	$790,225	0.60%
Other securities[1]		1,380,684	1.06

		2,170,909	1.66
TRUCKING & LEASING
Other securities[1]		20,685	0.02

		20,685	0.02
WATER
Other securities[1]		44,041	0.03

		44,041	0.03

TOTAL COMMON STOCKS (Cost: $ 125,631,895)		130,969,406	99.90

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[4]
Other securities[1]		425,684	0.33

		425,684	0.33
COMMERCIAL PAPER[4]
Other securities[1]		2,932,185	2.24

		2,932,185	2.24
LOAN PARTICIPATIONS[4]
Other securities[1]		16,694	0.01

		16,694	0.01
MEDIUM-TERM NOTES[4]
Other securities[1]		63,764	0.05

		63,764	0.05
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	69,170	69,170	0.05

		69,170	0.05
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		1,844,682	1.41

		1,844,682	1.41
TIME DEPOSITS[4]
Other securities[1]		186,615	0.14

		186,615	0.14
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		$3,085,103	2.35%

		3,085,103	2.35

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,623,897)		8,623,897	6.58

TOTAL INVESTMENTS IN SECURITIES (Cost: $134,255,792)		139,593,303	106.48
Other Assets, Less Liabilities		(8,498,484)	(6.48)

NET ASSETS		$131,094,819	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $1,844,682, dated 9/30/05, due 10/3/05, with a total maturity value of $1,845,278 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	49

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2005

	iShares S&P
	500 Index Fund	500/BARRA Growth Index Fund	500/BARRA Value Index Fund	MidCap 400 Index Fund	MidCap 400/BARRA Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$12,765,456,637	$2,649,016,435	$2,787,266,695	$3,287,757,441	$1,532,241,171

Affiliated issuers[a]	$7,573,953	$1,067,576	$2,909,556	$1,199,373	$204,357

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$13,425,787,218	$2,911,099,607	$3,029,994,227	$3,781,111,428	$1,714,792,332
Affiliated issuers[a]	7,573,953	1,067,576	2,909,556	1,199,373	204,357
Receivables:
Investment securities sold	—	—	4,802,646	—	—
Dividends and interest	15,273,326	3,570,382	3,076,197	1,888,865	660,732

Total Assets	13,448,634,497	2,915,737,565	3,040,782,626	3,784,199,666	1,715,657,421

LIABILITIES
Payables:
Investment securities purchased	6,884,726	4,927,097	7,706,003	—	—
Collateral for securities on loan (Note 5)	6,864	171,593	14,789,705	759,334,100	343,292,314
Investment advisory fees (Note 2)	1,063,201	429,010	451,343	487,985	279,283

Total Liabilities	7,954,791	5,527,700	22,947,051	759,822,085	343,571,597

NET ASSETS	$13,440,679,706	$2,910,209,865	$3,017,835,575	$3,024,377,581	$1,372,085,824

Net assets consist of:
Paid-in capital	$13,051,176,646	$2,786,315,618	$2,810,007,233	$2,484,563,308	$1,198,839,768
Undistributed (distributions in excess of) net investment income	(9,520,428)	(1,457,339)	(1,968,527)	1,189,626	(376,189)
Undistributed net realized gain (accumulated net realized loss)	(261,307,093)	(136,731,586)	(32,930,663)	45,270,660	(8,928,916)
Net unrealized appreciation	660,330,581	262,083,172	242,727,532	493,353,987	182,551,161

NET ASSETS	$13,440,679,706	$2,910,209,865	$3,017,835,575	$3,024,377,581	$1,372,085,824

Shares outstanding	109,400,000	49,850,000	47,100,000	42,200,000[c]	19,000,000[c]

Net asset value per share	$122.86	$58.38	$64.07	$71.67[c]	$72.22[c]

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $5,949, $166,628, $14,470,075, $738,471,112 and $335,181,773, respectively. See Note 5.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

50	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2005

	iShares S&P
	MidCap 400/BARRA Value Index Fund	SmallCap 600 Index Fund	SmallCap 600/BARRA Growth Index Fund	SmallCap 600/BARRA Value Index Fund	1500 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,778,082,017	$4,515,365,643	$1,318,319,243	$2,002,242,889	$134,186,622

Affiliated issuers[a]	$1,589,772	$2,115,991	$541,964	$992,390	$69,170

Investments in securities, at value (including securities on loanb ) (Note 1):
Unaffiliated issuers	$3,040,169,101	$4,610,867,054	$1,590,083,107	$2,164,566,794	$139,524,133
Affiliated issuers[a]	1,589,772	2,115,991	541,964	992,390	69,170
Receivables:
Investment securities sold	—	1,232,801	—	1,187,017	—
Dividends and interest	1,923,396	2,492,331	729,292	1,328,328	139,119
Capital shares sold	—	—	9,836	—	—
Capital shares redeemed	—	—	—	5,014,160	—

Total Assets	3,043,682,269	4,616,708,177	1,591,364,199	2,173,088,689	139,732,422

LIABILITIES
Payables:
Investment securities purchased	—	10,139,280	—	1,183,484	61,337
Collateral for securities on loan (Note 5)	623,437,111	1,070,027,028	342,709,415	470,107,556	8,554,727
Capital shares redeemed	—	46,989	—	—	—
Capital shares sold	—	—	—	4,904,365	—
Investment advisory fees (Note 2)	493,432	580,474	242,246	346,214	21,539

Total Liabilities	623,930,543	1,080,793,771	342,951,661	476,541,619	8,637,603

NET ASSETS	$2,419,751,726	$3,535,914,406	$1,248,412,538	$1,696,547,070	$131,094,819

Net assets consist of:
Paid-in capital	$2,066,923,605	$3,173,594,408	$1,014,385,016	$1,501,356,921	$125,638,972
Undistributed (distributions in excess of) net investment income	1,519,575	(571,371)	165,373	(127,071)	(38,851)
Undistributed net realized gain (accumulated net realized loss)	89,221,462	267,389,958	(37,901,715)	32,993,315	157,187
Net unrealized appreciation	262,087,084	95,501,411	271,763,864	162,323,905	5,337,511

NET ASSETS	$2,419,751,726	$3,535,914,406	$1,248,412,538	$1,696,547,070	$131,094,819

Shares outstanding	34,600,000[c]	61,150,000[d]	10,750,000	26,500,000[c]	1,200,000

Net asset value per share	$69.94[c]	$57.82[d]	$116.13	$64.02[c]	$109.25

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $605,041,848, $1,042,329,009, $333,375,548, $455,928,504 and $8,319,493, respectively. See Note 5.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[d]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended September 30, 2005

	iShares S&P
	500 Index Fund	500/BARRA Growth Index Fund	500/BARRA Value Index Fund	MidCap 400 Index Fund	MidCap 400/BARRA Growth Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$119,552,207	$19,739,312	$30,916,999	$16,390,418	$5,488,505
Interest from affiliated issuers[a]	174,518	34,639	39,305	27,477	15,807
Securities lending income[b]	162,567	425	129,779	347,045	145,234

Total investment income	119,889,292	19,774,376	31,086,083	16,764,940	5,649,546

EXPENSES (Note 2)
Investment advisory fees	6,290,901	2,421,693	2,624,887	2,680,967	1,583,957

Total expenses	6,290,901	2,421,693	2,624,887	2,680,967	1,583,957

Net investment income	113,598,391	17,352,683	28,461,196	14,083,973	4,065,589

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(87,133,431)	(7,795,651)	(937,484)	(4,320,100)	(3,859,511)
In-kind redemptions	268,624,102	13,338,266	44,659,345	106,227,316	83,267,325

Net realized gain	181,490,671	5,542,615	43,721,861	101,907,216	79,407,814

Net change in unrealized appreciation (depreciation)	358,907,069	77,875,938	100,480,929	121,616,679	21,932,400

Net realized and unrealized gain	540,397,740	83,418,553	144,202,790	223,523,895	101,340,214

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$653,996,131	$100,771,236	$172,663,986	$237,607,868	$105,405,803

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

52	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2005

	iShares S&P
	MidCap 400/BARRA Value Index Fund	SmallCap 600 Index Fund	SmallCap 600/BARRA Growth Index Fund	SmallCap 600/BARRA Value Index Fund	1500 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$16,755,577	$18,801,477	$4,480,786	$9,864,267	$917,479
Interest from affiliated issuers[b]	23,227	44,057	10,904	19,501	1,410
Securities lending income[c]	327,987	814,449	306,269	264,239	5,938

Total investment income	17,106,791	19,659,983	4,797,959	10,148,007	924,827

EXPENSES (Note 2)
Investment advisory fees	2,611,445	3,561,092	1,319,629	1,982,589	107,229

Total expenses	2,611,445	3,561,092	1,319,629	1,982,589	107,229

Net investment income	14,495,346	16,098,891	3,478,330	8,165,418	817,598

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(5,227,682)	(25,529,710)	(281,648)	(10,126,179)	(352,832)
In-kind redemptions	146,159,035	355,239,102	21,733,586	102,967,350	751,592

Net realized gain	140,931,353	329,709,392	21,451,938	92,841,171	398,760

Net change in unrealized appreciation (depreciation)	46,013,772	(17,174,372)	80,786,892	20,090,492	4,152,869

Net realized and unrealized gain	186,945,125	312,535,020	102,238,830	112,931,663	4,551,629

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$201,440,471	$328,633,911	$105,717,160	$121,097,081	$5,369,227

[a]	Net of foreign withholding tax of $–, $7,176, $2,032, $3,315 and $10, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 500/BARRA Growth Index Fund		iShares S&P 500/BARRA Value Index Fund
	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$113,598,391	$206,901,915	$17,352,683	$36,174,332	$28,461,196	$47,769,817
Net realized gain (loss)	181,490,671	65,607,395	5,542,615	(49,625,444)	43,721,861	151,122,142
Net change in unrealized appreciation (depreciation)	358,907,069	388,838,637	77,875,938	88,283,019	100,480,929	30,496,018

Net increase in net assets resulting from operations	653,996,131	661,347,947	100,771,236	74,831,907	172,663,986	229,387,977

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(97,480,431)	(233,502,346)	(15,816,458)	(39,514,868)	(23,923,439)	(54,269,478)

Total distributions to shareholders	(97,480,431)	(233,502,346)	(15,816,458)	(39,514,868)	(23,923,439)	(54,269,478)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,386,877,251	4,559,576,296	536,177,216	905,367,644	228,843,295	968,021,187
Cost of shares redeemed	(1,016,538,838)	(965,275,462)	(52,023,023)	(69,505,027)	(64,233,961)	(337,500,481)

Net increase in net assets from capital share transactions	370,338,413	3,594,300,834	484,154,193	835,862,617	164,609,334	630,520,706

INCREASE IN NET ASSETS	926,854,113	4,022,146,435	569,108,971	871,179,656	313,349,881	805,639,205
NET ASSETS:
Beginning of period	12,513,825,593	8,491,679,158	2,341,100,894	1,469,921,238	2,704,485,694	1,898,846,489

End of period	$13,440,679,706	$12,513,825,593	$2,910,209,865	$2,341,100,894	$3,017,835,575	$2,704,485,694

Distributions in excess of net investment income included in net assets at end of period	$(9,520,428)	$(25,638,388)	$(1,457,339)	$(2,993,564)	$(1,968,527)	$(6,506,284)

SHARES ISSUED AND REDEEMED:
Shares sold	11,650,000	39,500,000	9,350,000	16,150,000	3,700,000	16,700,000
Shares redeemed	(8,400,000)	(8,550,000)	(900,000)	(1,250,000)	(1,000,000)	(5,600,000)

Net increase in shares outstanding	3,250,000	30,950,000	8,450,000	14,900,000	2,700,000	11,100,000

See notes to the financial statements.

54	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Index Fund		iShares S&P MidCap 400/BARRA Growth Index Fund		iShares S&P MidCap 400/BARRA Value Index Fund
	For the six months ended September 30, 2005[a] (Unaudited)	For the year ended March 31, 2005[a]	For the six months ended September 30, 2005[a] (Unaudited)	For the year ended March 31, 2005[a]	For the six months ended September 30, 2005[a] (Unaudited)	For the year ended March 31, 2005[a]
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$14,083,973	$24,368,843	$4,065,589	$5,144,021	$14,495,346	$26,133,117
Net realized gain	101,907,216	57,806,535	79,407,814	33,844,372	140,931,353	102,128,259
Net change in unrealized appreciation (depreciation)	121,616,679	131,701,124	21,932,400	51,409,205	46,013,772	53,489,004

Net increase in net assets resulting from operations	237,607,868	213,876,502	105,405,803	90,397,598	201,440,471	181,750,380

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,759,066)	(23,210,916)	(3,537,922)	(5,919,647)	(16,654,545)	(22,459,721)

Total distributions to shareholders	(13,759,066)	(23,210,916)	(3,537,922)	(5,919,647)	(16,654,545)	(22,459,721)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	547,275,164	684,129,001	379,963,011	472,357,661	556,548,316	656,734,267
Cost of shares redeemed	(163,084,076)	(94,477,250)	(222,006,544)	(114,395,888)	(174,572,822)	(96,941,239)

Net increase in net assets from capital share transactions	384,191,088	589,651,751	157,956,467	357,961,773	381,975,494	559,793,028

INCREASE IN NET ASSETS	608,039,890	780,317,337	259,824,348	442,439,724	566,761,420	719,083,687
NET ASSETS:
Beginning of period	2,416,337,691	1,636,020,354	1,112,261,476	669,821,752	1,852,990,306	1,133,906,619

End of period	$3,024,377,581	$2,416,337,691	$1,372,085,824	$1,112,261,476	$2,419,751,726	$1,852,990,306

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,189,626	$864,719	$(376,189)	$(903,856)	$1,519,575	$3,678,774

SHARES ISSUED AND REDEEMED:
Shares sold	7,900,000	11,100,000	5,550,000	7,600,000	8,250,000	11,100,000
Shares redeemed	(2,400,000)	(1,500,000)	(3,150,000)	(1,800,000)	(2,750,000)	(1,600,000)

Net increase in shares outstanding	5,500,000	9,600,000	2,400,000	5,800,000	5,500,000	9,500,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600/BARRA Growth Index Fund		iShares S&P SmallCap 600/BARRA Value Index Fund
	For the six months ended September 30, 2005[a] (Unaudited)	For the year ended March 31, 2005[a]	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005[b] (Unaudited)	For the year ended March 31, 2005[b]
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$16,098,891	$27,777,460	$3,478,330	$3,712,998	$8,165,418	$17,850,361
Net realized gain	329,709,392	448,140,476	21,451,938	34,321,187	92,841,171	125,548,773
Net change in unrealized appreciation (depreciation)	(17,174,372)	(111,671,595)	80,786,892	62,992,954	20,090,492	15,597,199

Net increase in net assets resulting from operations	328,633,911	364,246,341	105,717,160	101,027,139	121,097,081	158,996,333

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,221,004)	(30,084,077)	(3,014,059)	(3,903,111)	(6,366,002)	(19,402,585)

Total distributions to shareholders	(13,221,004)	(30,084,077)	(3,014,059)	(3,903,111)	(6,366,002)	(19,402,585)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,605,393,921	2,494,366,341	208,401,466	340,976,148	141,947,124	559,204,831
Cost of shares redeemed	(1,630,357,065)	(1,809,599,352)	(53,235,639)	(135,693,548)	(132,536,507)	(147,027,620)

Net increase (decrease) in net assets from capital share transactions	(24,963,144)	684,766,989	155,165,827	205,282,600	9,410,617	412,177,211

INCREASE IN NET ASSETS	290,449,763	1,018,929,253	257,868,928	302,406,628	124,141,696	551,770,959
NET ASSETS:
Beginning of period	3,245,464,643	2,226,535,390	990,543,610	688,136,982	1,572,405,374	1,020,634,415

End of period	$3,535,914,406	$3,245,464,643	$1,248,412,538	$990,543,610	$1,696,547,070	$1,572,405,374

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(571,371)	$(3,449,258)	$165,373	$(298,898)	$(127,071)	$(1,926,487)

SHARES ISSUED AND REDEEMED:
Shares sold	29,050,000	50,550,000	1,850,000	3,450,000	2,250,000	10,000,000
Shares redeemed	(29,100,000)	(36,300,000)	(500,000)	(1,400,000)	(2,250,000)	(2,600,000)

Net increase (decrease) in shares outstanding	(50,000)	14,250,000	1,350,000	2,050,000	—	7,400,000

[a]	Share transactions were adjusted to reflect a three-for-one stock split effective June 9, 2005. See Note 4.
[b]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

56	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 1500 Index Fund
	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$817,598	$1,041,672
Net realized gain	398,760	224,310
Net change in unrealized appreciation (depreciation)	4,152,869	1,666,618

Net increase in net assets resulting from operations	5,369,227	2,932,600

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(722,337)	(1,184,941)

Total distributions to shareholders	(722,337)	(1,184,941)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	58,854,311	31,614,979
Cost of shares redeemed	(5,321,333)	(19,963,796)

Net increase in net assets from capital share transactions	53,532,978	11,651,183

INCREASE IN NET ASSETS	58,179,868	13,398,842
NET ASSETS:
Beginning of period	72,914,951	59,516,109

End of period	$131,094,819	$72,914,951

Distributions in excess of net investment income included in net assets at end of period	$(38,851)	$(134,112)

SHARES ISSUED AND REDEEMED:
Shares sold	550,000	300,000
Shares redeemed	(50,000)	(200,000)

Net increase in shares outstanding	500,000	100,000

See notes to the financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 15, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$117.89	$112.92	$85.04	$115.00	$116.24	$145.24

Income from investment operations:
Net investment income	1.04	2.20	1.66	1.53	1.39	1.06
Net realized and unrealized gain (loss)	4.82	5.23	27.91	(29.97)	(1.25)	(28.98)

Total from investment operations	5.86	7.43	29.57	(28.44)	0.14	(27.92)

Less distributions from:
Net investment income	(0.89)	(2.46)	(1.69)	(1.52)	(1.38)	(1.01)
Net realized gain	—	—	—	—	—	(0.07)

Total distributions	(0.89)	(2.46)	(1.69)	(1.52)	(1.38)	(1.08)

Net asset value, end of period	$122.86	$117.89	$112.92	$85.04	$115.00	$116.24

Total return	4.97%[b]	6.63%	34.93%	(24.80)%	0.13%	(19.32)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,440,680	$12,513,826	$8,491,679	$4,681,323	$4,208,946	$2,876,839
Ratio of expenses to average net assets[c]	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets[c]	1.71%	2.02%	1.66%	1.67%	1.27%	1.06%
Portfolio turnover rate[d]	4%	6%	3%	5%	3%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

58	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500/BARRA Growth Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$56.55	$55.47	$44.38	$58.82	$56.61	$82.15

Income from investment operations:
Net investment income	0.36	1.01	0.61	0.51	0.43	0.25
Net realized and unrealized gain (loss)	1.79	1.17	11.10	(14.44)	2.19	(25.44)

Total from investment operations	2.15	2.18	11.71	(13.93)	2.62	(25.19)

Less distributions from:
Net investment income	(0.32)	(1.10)	(0.62)	(0.51)	(0.41)	(0.24)
Net realized gain	—	—	—	—	—	(0.11)

Total distributions	(0.32)	(1.10)	(0.62)	(0.51)	(0.41)	(0.35)

Net asset value, end of period	$58.38	$56.55	$55.47	$44.38	$58.82	$56.61

Total return	3.82%[b]	3.95%	26.46%	(23.72)%	4.64%	(30.75)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,910,210	$2,341,101	$1,469,921	$705,581	$464,656	$141,520
Ratio of expenses to average net assets[c]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[c]	1.29%	1.93%	1.22%	1.19%	0.82%	0.45%
Portfolio turnover rate[d]	7%	22%	14%	17%	28%	31%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500/BARRA Value Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$60.91	$57.02	$40.36	$55.81	$59.31	$60.20

Income from investment operations:
Net investment income	0.61	1.11	0.91	0.85	0.83	0.65
Net realized and unrealized gain (loss)	3.06	4.04	16.68	(15.46)	(3.49)	(0.78)

Total from investment operations	3.67	5.15	17.59	(14.61)	(2.66)	(0.13)

Less distributions from:
Net investment income	(0.51)	(1.26)	(0.93)	(0.84)	(0.84)	(0.61)
Net realized gain	—	—	—	—	—	(0.15)

Total distributions	(0.51)	(1.26)	(0.93)	(0.84)	(0.84)	(0.76)

Net asset value, end of period	$64.07	$60.91	$57.02	$40.36	$55.81	$59.31

Total return	6.04%[b]	9.10%	43.80%	(26.29)%	(4.48)%	(0.27)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,017,836	$2,704,486	$1,898,846	$670,039	$586,051	$367,704
Ratio of expenses to average net assets[c]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[c]	1.95%	1.95%	1.91%	2.01%	1.56%	1.51%
Portfolio turnover rate[d]	3%	5%	5%	22%	17%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

60	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Six months ended Sep. 30, 2005[b] (Unaudited)	Year ended Mar. 31, 2005[b]	Year ended Mar. 31, 2004[b]	Year ended Mar. 31, 2003[b]	Year ended Mar. 31, 2002[b]	Period from May 22, 2000[a] to Mar. 31, 2001[b]
Net asset value, beginning of period	$65.84	$60.37	$40.97	$54.07	$45.89	$46.32

Income from investment operations:
Net investment income	0.34	0.71	0.53	0.38	0.38	0.36
Net realized and unrealized gain (loss)	5.83	5.44	19.40	(13.11)	8.18	(0.29)

Total from investment operations	6.17	6.15	19.93	(12.73)	8.56	0.07

Less distributions from:
Net investment income	(0.34)	(0.68)	(0.53)	(0.37)	(0.38)	(0.35)
Net realized gain	—	—	—	—	—	(0.15)

Total distributions	(0.34)	(0.68)	(0.53)	(0.37)	(0.38)	(0.50)

Net asset value, end of period	$71.67	$65.84	$60.37	$40.97	$54.07	$45.89

Total return	9.38%[c]	10.24%	48.81%	(23.59)%	18.75%	0.04%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,024,378	$2,416,338	$1,636,020	$1,155,250	$605,571	$156,005
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.05%	1.21%	1.02%	0.98%	0.87%	0.86%
Portfolio turnover rate[e]	6%	10%	11%	12%	14%	32%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400/BARRA Growth Index Fund
	Six months ended Sep. 30, 2005[b] (Unaudited)	Year ended Mar. 31, 2005[b]	Year ended Mar. 31, 2004[b]	Year ended Mar. 31, 2003[b]	Year ended Mar. 31, 2002[b]	Period from July 24, 2000[a] to Mar. 31, 2001[b]
Net asset value, beginning of period	$67.01	$62.02	$44.22	$58.69	$50.66	$67.87

Income from investment operations:
Net investment income	0.22	0.33	0.24	0.14	0.07	0.01
Net realized and unrealized gain (loss)	5.18	5.03	17.80	(14.48)	8.03	(16.98)

Total from investment operations	5.40	5.36	18.04	(14.34)	8.10	(16.97)

Less distributions from:
Net investment income	(0.19)	(0.37)	(0.24)	(0.13)	(0.07)	(0.00)[f]
Net realized gain	—	—	—	—	—	(0.24)

Total distributions	(0.19)	(0.37)	(0.24)	(0.13)	(0.07)	(0.24)

Net asset value, end of period	$72.22	$67.01	$62.02	$44.22	$58.69	$50.66

Total return	8.07%[c]	8.67%	40.86%	(24.45)%	16.03%	(25.08)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,372,086	$1,112,261	$669,822	$309,516	$252,359	$162,092
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.64%	0.56%	0.45%	0.31%	0.15%	0.06%
Portfolio turnover rate[e]	19%	34%	37%	58%	50%	67%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Rounds to less than $0.01.

See notes to the financial statements.

62	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400/BARRA Value Index Fund
	Six months ended Sep. 30, 2005[b] (Unaudited)	Year ended Mar. 31, 2005[b]	Year ended Mar. 31, 2004[b]	Year ended Mar. 31, 2003[b]	Year ended Mar. 31, 2002[b]	Period from July 24, 2000[a] to Mar. 31, 2001[b]
Net asset value, beginning of period	$63.68	$57.85	$37.45	$49.42	$41.08	$36.20

Income from investment operations:
Net investment income	0.43	0.99	0.70	0.59	0.53	0.39
Net realized and unrealized gain (loss)	6.34	5.71	20.40	(11.98)	8.34	4.93

Total from investment operations	6.77	6.70	21.10	(11.39)	8.87	5.32

Less distributions from:
Net investment income	(0.51)	(0.87)	(0.70)	(0.58)	(0.53)	(0.37)
Net realized gain	—	—	—	—	—	(0.07)

Total distributions	(0.51)	(0.87)	(0.70)	(0.58)	(0.53)	(0.44)

Net asset value, end of period	$69.94	$63.68	$57.85	$37.45	$49.42	$41.08

Total return	10.67%[c]	11.64%	56.59%	(23.13)%	21.79%	14.71%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,419,752	$1,852,990	$1,133,907	$546,783	$454,683	$78,044
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.39%	1.78%	1.47%	1.50%	1.43%	1.58%
Portfolio turnover rate[e]	7%	10%	11%	11%	13%	17%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Six months ended Sep. 30, 2005[b] (Unaudited)	Year ended Mar. 31, 2005[b]	Year ended Mar. 31, 2004[b]	Year ended Mar. 31, 2003[b]	Year ended Mar. 31, 2002[b]	Period from May 22, 2000[a] to Mar. 31, 2001[b]
Net asset value, beginning of period	$53.03	$47.42	$30.56	$40.98	$33.83	$32.65

Income from investment operations:
Net investment income	0.26	0.45	0.29	0.23	0.19	0.13
Net realized and unrealized gain (loss)	4.74	5.65	16.87	(10.42)	7.15	1.54

Total from investment operations	5.00	6.10	17.16	(10.19)	7.34	1.67

Less distributions from:
Net investment income	(0.21)	(0.49)	(0.29)	(0.23)	(0.19)	(0.11)
Net realized gain	—	—	—	—	—	(0.38)
Return of capital	—	—	(0.01)	—	—	—

Total distributions	(0.21)	(0.49)	(0.30)	(0.23)	(0.19)	(0.49)

Net asset value, end of period	$57.82	$53.03	$47.42	$30.56	$40.98	$33.83

Total return	9.44%[c]	12.91%	56.27%	(24.91)%	21.74%	5.08%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,535,914	$3,245,465	$2,226,535	$1,022,296	$1,124,812	$208,081
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	0.90%	0.95%	0.73%	0.70%	0.60%	0.61%
Portfolio turnover rate[e]	9%	14%	11%	17%	16%	28%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005. See Note 4.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

64	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600/BARRA Growth Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from July 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$105.38	$93.62	$62.55	$79.78	$67.91	$83.34

Income from investment operations:
Net investment income	0.37	0.43	0.31	0.19	0.09	0.00[e]
Net realized and unrealized gain (loss)	10.70	11.78	31.08	(17.25)	11.87	(14.81)

Total from investment operations	11.07	12.21	31.39	(17.06)	11.96	(14.81)

Less distributions from:
Net investment income	(0.32)	(0.45)	(0.32)	(0.17)	(0.09)	(0.00)[e]
Net realized gain	—	—	—	—	—	(0.62)

Total distributions	(0.32)	(0.45)	(0.32)	(0.17)	(0.09)	(0.62)

Net asset value, end of period	$116.13	$105.38	$93.62	$62.55	$79.78	$67.91

Total return	10.51%[b]	13.07%	50.24%	(21.39)%	17.60%	(17.86)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,248,413	$990,544	$688,137	$312,772	$191,475	$27,162
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.66%	0.45%	0.39%	0.34%	0.14%	0.00%[f]
Portfolio turnover rate[d]	22%	45%	37%	57%	49%	77%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.
[f]	Rounds to less than 0.01%.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600/BARRA Value Index Fund
	Six months ended Sep. 30, 2005[b] (Unaudited)	Year ended Mar. 31, 2005[b]	Year ended Mar. 31, 2004[b]	Year ended Mar. 31, 2003[b]	Year ended Mar. 31, 2002[b]	Period from July 24, 2000[a] to Mar. 31, 2001[b]
Net asset value, beginning of period	$59.34	$53.44	$33.31	$47.18	$37.94	$34.17

Income from investment operations:
Net investment income	0.32	0.71	0.42	0.36	0.30	0.22
Net realized and unrealized gain (loss)	4.61	5.97	20.14	(13.88)	9.24	3.91

Total from investment operations	4.93	6.68	20.56	(13.52)	9.54	4.13

Less distributions from:
Net investment income	(0.25)	(0.78)	(0.41)	(0.35)	(0.30)	(0.19)
Net realized gain	—	—	—	—	—	(0.17)
Return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.25)	(0.78)	(0.43)	(0.35)	(0.30)	(0.36)

Net asset value, end of period	$64.02	$59.34	$53.44	$33.31	$47.18	$37.94

Total return	8.31%[c]	12.55%	61.91%	(28.75)%	25.29%	12.13%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,696,547	$1,572,405	$1,020,634	$482,948	$457,610	$64,490
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.03%	1.36%	0.95%	0.99%	0.92%	0.98%
Portfolio turnover rate[e]	8%	13%	12%	14%	14%	17%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

66	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Period from Jan. 20, 2004[a] to Mar. 31, 2004
Net asset value, beginning of period	$104.16	$99.19	$100.03

Income from investment operations:
Net investment income	0.79	1.78	0.29
Net realized and unrealized gain (loss)	4.93	5.18	(0.86)

Total from investment operations	5.72	6.96	(0.57)

Less distributions from:
Net investment income	(0.63)	(1.99)	(0.27)

Total distributions	(0.63)	(1.99)	(0.27)

Net asset value, end of period	$109.25	$104.16	$99.19

Total return	5.50%[b]	7.08%	(0.57)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$131,095	$72,915	$59,516
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.52%	1.73%	1.52%
Portfolio turnover rate[d]	3%	5%	1%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	67

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2005, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares S&P 500, iShares S&P 500/BARRA Growth, iShares S&P 500/BARRA Value, iShares S&P MidCap 400, iShares S&P MidCap 400/BARRA Growth, iShares S&P MidCap 400/BARRA Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600/BARRA Growth, iShares S&P SmallCap 600/BARRA Value and iShares S&P 1500 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500/BARRA Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

68	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2005.

The Funds had tax basis net capital loss carryforwards as of March 31, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
S&P 500	$12,285,230	$109,148,380	$24,267,905	$—	$145,701,515
S&P 500/BARRA Growth	9,841,895	24,099,560	22,385,792	3,301,881	59,629,128
S&P 500/BARRA Value	1,138,888	23,315,922	21,337,049	—	45,791,859
S&P MidCap 400	—	3,750,580	12,306,033	—	16,056,613
S&P MidCap 400/BARRA Growth	11,111,322	22,971,325	27,402,832	7,127,634	68,613,113
S&P MidCap 400/BARRA Value	1,442,036	4,082,966	21,364,144	1,843,451	28,732,597
S&P SmallCap 600	—	22,518,424	5,484,940	—	28,003,364
S&P SmallCap 600/BARRA Growth	4,230,989	8,134,573	21,742,657	2,364,181	36,472,400
S&P SmallCap 600/BARRA Value	4,241,868	12,218,694	15,717,553	3,277,415	35,455,530
S&P 1500	—	—	—	152,099	152,099

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2005, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2005 are disclosed in the Funds’ Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	69

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
S&P 500	$13,116,106,101	$1,341,816,078	$(1,024,561,008)	$317,255,070
S&P 500/BARRA Growth	2,699,667,398	289,580,611	(77,080,826)	212,499,785
S&P 500/BARRA Value	2,826,695,119	355,526,870	(149,318,206)	206,208,664
S&P MidCap 400	3,338,357,697	551,549,091	(107,595,987)	443,953,104
S&P MidCap 400/BARRA Growth	1,553,766,220	200,132,748	(38,902,279)	161,230,469
S&P MidCap 400/BARRA Value	2,806,741,563	317,220,534	(82,203,224)	235,017,310
S&P SmallCap 600	4,551,230,310	342,815,719	(281,062,984)	61,752,735
S&P SmallCap 600/BARRA Growth	1,332,958,570	288,159,838	(30,493,337)	257,666,501
S&P SmallCap 600/BARRA Value	2,026,966,535	235,604,928	(97,012,279)	138,592,649
S&P 1500	134,372,679	11,197,818	(5,977,194)	5,220,624

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of September 30, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5 below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 500	0.09%
S&P 500/BARRA Growth	0.18
S&P 500/BARRA Value	0.18
S&P MidCap 400	0.20
S&P MidCap 400/BARRA Growth	0.25
S&P MidCap 400/BARRA Value	0.25
S&P SmallCap 600	0.20
S&P SmallCap 600/BARRA Growth	0.25
S&P SmallCap 600/BARRA Value	0.25
S&P 1500	0.20

70	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$162,567
S&P 500/BARRA Growth	425
S&P 500/BARRA Value	129,779
S&P MidCap 400	347,045
S&P MidCap 400/BARRA Growth	145,234
S&P MidCap 400/BARRA Value	327,987
S&P SmallCap 600	814,449
S&P SmallCap 600/BARRA Growth	306,269
S&P SmallCap 600/BARRA Value	264,239
S&P 1500	5,938

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended September 30, 2005, BGIS did not receive any brokerage commissions from the Funds.

As defined under Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund did not execute any portfolio transactions with or on behalf of such Fund during the six months ended September 30, 2005.

Pursuant to Rule 17a-7 under the 1940 Act, the Funds executed cross trades for the six months ended September 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the six months ended and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	71

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the six months ended September 30, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
S&P 500 IMMF	84,294	1,340,713	1,417,433	7,574	$7,573,953	$174,518
S&P 500/BARRA Growth IMMF	10,949	272,289	282,170	1,068	1,067,576	34,639
S&P 500/BARRA Value IMMF	23,264	296,596	316,950	2,910	2,909,556	39,305
S&P MidCap 400 IMMF	13,726	211,164	223,691	1,199	1,199,373	27,477
S&P MidCap 400/BARRA Growth IMMF	3,242	125,044	128,082	204	204,357	15,807
S&P MidCap 400/BARRA Value IMMF	14,257	178,842	191,509	1,590	1,589,772	23,227
S&P SmallCap 600 IMMF	11,084	337,214	346,182	2,116	2,115,991	44,057
S&P SmallCap 600/BARRA Growth IMMF	1,701	80,067	81,226	542	541,964	10,904
S&P SmallCap 600/BARRA Value IMMF	6,372	158,762	164,142	992	992,390	19,501
S&P 1500 IMMF	518	10,813	11,262	69	69,170	1,410

During the six months ended September 30, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of September 30, 2005, certain trustees and officers of the Trust are also officers of BGI.

72	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2005 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$481,120,371	$470,009,956
S&P 500/BARRA Growth	206,392,808	199,231,436
S&P 500/BARRA Value	106,837,925	94,267,780
S&P MidCap 400	159,819,815	161,036,712
S&P MidCap 400/BARRA Growth	239,300,592	237,448,240
S&P MidCap 400/BARRA Value	139,679,765	150,174,965
S&P SmallCap 600	316,648,356	306,249,890
S&P SmallCap 600/BARRA Growth	238,050,410	237,864,270
S&P SmallCap 600/BARRA Value	125,868,186	127,057,886
S&P 1500	3,759,417	3,641,228

In-kind transactions (see Note 4) for the six months ended September 30, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$1,384,232,424	$1,007,424,457
S&P 500/BARRA Growth	535,206,923	51,932,647
S&P 500/BARRA Value	340,818,780	184,133,851
S&P MidCap 400	671,998,840	287,266,428
S&P MidCap 400/BARRA Growth	414,618,914	257,621,631
S&P MidCap 400/BARRA Value	915,604,068	527,028,677
S&P SmallCap 600	1,603,749,319	1,628,140,100
S&P SmallCap 600/BARRA Growth	213,953,617	58,701,889
S&P SmallCap 600/BARRA Value	407,458,293	395,558,144
S&P 1500	58,771,246	5,292,777

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	73

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Board authorized a two-for-one stock split for the iShares S&P MidCap 400, iShares S&P MidCap 400/BARRA Growth, iShares S&P MidCap 400/BARRA Value and iShares S&P SmallCap 600/BARRA Value Index Funds, and a three-for-one stock split for the iShares S&P SmallCap 600 Index Fund, effective June 9, 2005, for the shareholders of record on June 6, 2005. The impact of the stock split was to increase the number of shares outstanding by a factor of two and three, respectively, while decreasing the net asset value per share by a factor of two and three, respectively, resulting in no effect to the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2005, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of September 30, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

74	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

A special meeting of shareholders of iShares Trust was scheduled on July 14, 2005 and subsequently adjourned until August 11, 2005. All proposals were approved by the shareholders except as noted below. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1*

To elect the eight nominees specified below as Trustees of the Trust, each of whom will serve until his/her successor is duly elected or appointed and qualified.

Trustee	Votes For	Votes Withheld
Lee T. Kranefuss	647,047,151	12,010,432
John E. Martinez	647,057,342	12,000,240
Richard K. Lyons	647,782,813	11,274,769
George G.C. Parker	644,369,500	14,688,081
W. Allen Reed	647,251,696	11,805,888
Cecilia H. Herbert	647,073,394	11,984,192
Charles A. Hurty	647,183,684	11,873,899
John E. Kerrigan	647,826,001	11,231,583

Messrs. Kranefuss, Martinez, Lyons, Reed and Parker previously served as Trustees of the Trust and were re-elected. Ms. Herbert and Messrs. Hurty and Kerrigan were newly elected.

Proposal 2A

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding issuing senior securities. Shareholders of the iShares S&P 500 Index Fund did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
S&P 500	28,684,138	331,770	578,170	29,643,868
S&P 500/BARRA Growth	16,151,133	187,349	897,314	4,816,981
S&P 500/BARRA Value	16,592,091	273,854	729,320	4,845,283
S&P MidCap 400	7,545,380	203,897	235,344	2,137,490
S&P MidCap 400/BARRA Growth	3,765,475	36,283	150,471	628,013
S&P MidCap 400/BARRA Value	6,343,999	109,722	260,103	1,340,410
S&P SmallCap 600	10,641,635	195,763	220,679	2,317,857
S&P SmallCap 600/BARRA Growth	3,551,144	72,609	145,620	1,047,918
S&P SmallCap 600/BARRA Value	5,393,185	136,195	185,747	1,070,702
S&P 1500	294,474	17,922	2,035	99,241

SHAREHOLDER MEETING RESULTS	75

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Proposal 2B

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding the making of loans. Shareholders of the iShares S&P 500 Index Fund did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
S&P 500	28,196,741	804,179	593,159	29,643,867
S&P 500/BARRA Growth	16,126,583	216,646	892,567	4,816,981
S&P 500/BARRA Value	16,550,269	313,614	731,382	4,845,283
S&P MidCap 400	7,348,113	396,257	240,250	2,137,491
S&P MidCap 400/BARRA Growth	3,760,019	41,636	150,574	628,013
S&P MidCap 400/BARRA Value	6,325,078	128,408	260,338	1,340,410
S&P SmallCap 600	10,281,086	328,063	448,928	2,317,857
S&P SmallCap 600/BARRA Growth	3,525,216	98,463	145,694	1,047,918
S&P SmallCap 600/BARRA Value	5,353,517	177,416	184,194	1,070,702
S&P 1500	294,036	18,101	2,294	99,241

Proposal 3

To approve a change in the classification of the investment objectives of certain Funds from fundamental to non-fundamental. Shareholders of the iShares S&P 500, iShares S&P MidCap 400 and iShares S&P SmallCap 600/BARRA Growth Index Funds did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
S&P 500	24,957,333	3,933,376	703,370	29,643,867
S&P 500/BARRA Growth	15,436,667	891,232	907,897	4,816,981
S&P 500/BARRA Value	15,080,877	1,788,418	725,970	4,845,283
S&P MidCap 400	6,309,112	1,434,275	241,234	2,137,490
S&P MidCap 400/BARRA Growth	3,144,694	657,119	150,416	628,013
S&P MidCap 400/BARRA Value	5,569,810	884,429	259,585	1,340,410
S&P SmallCap 600	9,291,962	1,529,309	236,806	2,317,857
S&P SmallCap 600/BARRA Growth	3,020,845	604,113	144,415	1,047,918
S&P SmallCap 600/BARRA Value	4,576,075	954,726	184,326	1,070,702

*	Denotes Trust-wide proposal and voting results.
**	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

76	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares S&P 500 Index Fund for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares S&P 500/BARRA Growth Index, iShares S&P 500/BARRA Value Index, iShares S&P MidCap 400 Index, iShares S&P MidCap 400/BARRA Growth Index, iShares S&P MidCap 400/BARRA Value Index, iShares S&P SmallCap 600 Index, iShares S&P SmallCap 600/BARRA Growth Index, iShares S&P SmallCap 600/BARRA Value Index and iShares S&P 1500 Index Funds; therefore, no comparative performance information was available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one- and three-year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	77

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that some Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods while other Funds generally underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but that all the Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was available for the iShares S&P 500 Index, iShares S&P 500/BARRA Growth Index, iShares S&P 500/BARRA Value Index, iShares S&P MidCap 400 Index and iShares S&P SmallCap 600 Index Funds but not for the iShares S&P MidCap 400/BARRA Growth Index, iShares S&P MidCap 400/BARRA Value Index, iShares S&P SmallCap 600/BARRA Growth Index, iShares S&P SmallCap 600/BARRA Value Index and iShares S&P 1500 Index Funds, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as those Funds. However, the Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the

78	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the other funds/accounts, including, among other factors, the level of complexity in managing the Funds and the other funds/accounts under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Funds and their shareholders in comparison with the nature and extent of the services provided to the other funds/accounts and their clients, and in relation to the Funds’ and the other funds’/accounts’ fee structures and asset levels generally. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for mutual funds, collective funds and separate accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds/accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	79

Notes:

80	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 100 (OEF )
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)

iShares Domestic Sector Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Services Sector (IYC)
iShares Dow Jones U.S. Consumer Goods Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Dow Jones U.S. Total Market (IYY)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds
iShares S&P Global 100 (IOO)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Bond Funds
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)
iShares GS $ InvesTop™ Corporate (LQD)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)
iShares Russell Microcap™ (IWC)

iShares International Country Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P/TOPIX 150 (ITF)

iShares Specialty Index Funds
iShares KLD Select SocialSM (KLD)
iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds
iShares MSCI EAFE (EFA)
iShares MSCI EAFE Growth (EFG)
iShares MSCI EAFE Value (EFV)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI Pacific ex-Japan (EPP)
iShares S&P Europe 350 (IEV)
iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds
iShares NYSE Composite (NYC)
iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Semi-Annual Report.

2117-iS-0805

82	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard and Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, service marks or registered trademarks are the property of their respective owners. Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s web-site at www.sec.gov. The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com. This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-041-11005

BARCLAYS GLOBAL INVESTORS BARCLAYS

iShares®

2005 SEMI-ANNUAL REPORT TO SHAREHOLDERS | SEPTEMBER 30, 2005

iSHARES S&P SERIES

iSHARES NASDAQ SERIES

iShares s&p 100 index fund

iShares s&p global 100 index fund

iShares s&p global energy sector index fund

iShares s&p global financials sector index fund

iShares s&p global healthcare sector index fund

iShares s&p global technology sector index fund

iShares s&p global telecommunications sector index fund

iShares s&p europe 350 index fund

iShares s&p latin america 40 index fund

iShares s&p/topix 150 index fund

iShares nasdaq biotechnology index fund

Fund Performance Overview

iSHARES® S&P 100 INDEX FUND

Performance as of September 30, 2005

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 100 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the Standard & Poor’s 500 Index and consists of blue chip stocks from diverse industries in the Standard & Poor’s 500 Index. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005, the Fund returned 1.82%, while the Index returned 1.91%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/05			Inception to 9/30/05			Inception to 9/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.97%	7.84%	8.13%	(3.63)%	(3.66)%	(3.46)%	(16.71)%	(16.81)%	(15.98)%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/27/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/05
Sector	% of Net Assets
Consumer Non-Cyclical	23.60%
Financial	19.81
Technology	14.16
Industrial	13.04
Communications	10.90
Energy	8.84
Consumer Cyclical	5.67
Basic Materials	2.25
Utilities	1.75
Short-Term and Other Net Assets	(0.02)

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Exxon Mobil Corp.	6.70%
General Electric Co.	5.97
Microsoft Corp.	3.96
Citigroup Inc.	3.94
Johnson & Johnson	3.15
Pfizer Inc.	3.08
Bank of America Corp.	2.83
American International Group Inc.	2.69
Altria Group Inc.	2.56
Procter & Gamble Co.	2.54

TOTAL	37.42%

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of September 30, 2005

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global 100 Index (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005, the Fund returned 4.82%, while the Index returned 5.15%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/05			Inception to 9/30/05			Inception to 9/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.42%	14.32%	14.88%	(1.64)%	(1.64)%	(0.96)%	(7.67)%	(7.66)%	(4.53)%

Total returns for the periods since inception are calculated from the inception date of the Fund (12/05/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/08/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/05
Sector	% of Net Assets
Consumer Non-Cyclical	23.00%
Financial	20.25
Energy	15.97
Technology	11.85
Communications	8.87
Industrial	8.66
Consumer Cyclical	7.00
Basic Materials	2.84
Utilities	1.13
Short-Term and Other Net Assets	0.43

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Exxon Mobil Corp.	5.24%
General Electric Co.	4.63
BP PLC (United Kingdom)	3.27
Microsoft Corp.	3.18
Citigroup Inc.	3.08
Johnson & Johnson	2.45
Pfizer Inc.	2.42
HSBC Holdings PLC (United Kingdom)	2.36
Total SA (France)	2.24
Vodafone Group PLC (United Kingdom)	2.16

TOTAL	31.03%

2	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of September 30, 2005

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Energy Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be part of the energy sector and that it believes are important to global markets. Component companies include oil equipment and services, oil exploration and production, and oil refineries. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005, the Fund returned 22.75%, while the Index returned 22.74%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/05			Inception to 9/30/05			Inception to 9/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
48.37%	48.39%	48.16%	21.82%	21.83%	21.64%	115.29%	115.37%	113.86%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/05
Industry	% of Net Assets
Oil & Gas	91.13%
Oil & Gas Services	6.00
Pipelines	1.27
Utilities	0.89
Mining	0.22
Diversified Financial Services	0.04
Short-Term and Other Net Assets	0.45

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Exxon Mobil Corp.	18.15%
BP PLC (United Kingdom)	11.10
Total SA (France)	7.33
Royal Dutch Shell PLC Class A (United Kingdom)	5.39
Chevron Corp.	4.92
ConocoPhillips	4.68
Royal Dutch Shell PLC Class B (United Kingdom)	4.02
Eni SpA (Italy)	3.93
EnCana Corp. (Canada)	2.63
Schlumberger Ltd.	2.20

TOTAL	64.35%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview

iSHARES® S&P GLOBAL FINANCIAL SECTOR INDEX FUND

Performance as of September 30, 2005

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Financials Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be part of the financial sector and that it believes are important to global markets. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations and securities brokers. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005, the Fund returned 7.27%, while the Index returned 7.59%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/05			Inception to 9/30/05			Inception to 9/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.15%	16.72%	17.70%	9.45%	9.41%	10.23%	42.04%	41.80%	45.91%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/05
Industry	% of Net Assets
Banks	53.95%
Diversified Financial Services	19.79
Insurance	19.55
Real Estate	2.85
Real Estate Investment Trusts	1.50
Savings & Loans	1.16
Commercial Services	0.28
Holding Companies - Diversified	0.26
Venture Capital	0.16
Forest Products & Paper	0.14
Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Citigroup Inc.	4.55%
HSBC Holdings PLC (United Kingdom)	3.46
Bank of America Corp.	3.25
American International Group Inc.	3.10
JP Morgan Chase & Co.	2.30
Wells Fargo & Co.	1.90
Royal Bank of Scotland Group PLC (United Kingdom)	1.74
UBS AG Registered (Switzerland)	1.67
Banco Santander Central Hispano SA (Spain)	1.59
Mitsubishi Tokyo Financial Group Inc. (Japan)	1.59

TOTAL	25.15%

4	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of September 30, 2005

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Healthcare Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be a part of the healthcare sector and that it believes are important to global markets. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005, the Fund returned 7.46%, while the Index returned 7.80%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/05			Inception to 9/30/05			Inception to 9/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.24%	12.68%	12.82%	1.65%	1.72%	2.16%	6.57%	6.83%	8.66%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/13/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/05
Industry	% of Net Assets
Pharmaceuticals	61.86%
Health Care - Products	18.71
Health Care - Services	9.73
Biotechnology	6.75
Electronics	1.12
Insurance	0.70
Commercial Services	0.64
Software	0.27
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Johnson & Johnson	8.56%
Pfizer Inc.	8.44
GlaxoSmithKline PLC (United Kingdom)	6.79
Novartis AG (Switzerland)	6.34
Amgen Inc.	4.48
Roche Holding AG Genusschein (Switzerland)	4.47
Sanofi-Aventis (France)	3.74
AstraZeneca PLC (United Kingdom)	3.44
UnitedHealth Group Inc.	3.24
Abbott Laboratories	2.99

TOTAL	52.49%

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of September 30, 2005

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Information Technology Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be part of the information technology sector and that it believes are important to global markets. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005, the Fund returned 7.53%, while the Index returned 8.03%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/05			Inception to 9/30/05			Inception to 9/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.35%	12.90%	14.36%	(0.64)%	(0.64)%	0.20%	(2.48)%	(2.47)%	0.77%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/05
Industry	% of Net Assets
Semiconductors	24.02%
Software	21.03
Computers	20.24
Telecommunications	19.89
Internet	4.09
Electronics	3.74
Office & Business Equipment	3.06
Electrical Components & Equipment	1.72
Computer Systems	0.74
Commercial Services	0.62
Toys, Games & Hobbies	0.46
Manufacturing	0.18
Leisure Time	0.12
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Microsoft Corp.	10.13%
Intel Corp.	6.41
International Business Machines Corp.	5.42
Cisco Systems Inc.	4.87
Hewlett-Packard Co.	3.59
Dell Inc.	3.51
Samsung Electronics Co. Ltd. GDR (South Korea)	3.30
Nokia OYJ (Finland)	3.16
QUALCOMM Inc.	3.10
Texas Instruments Inc.	2.38

TOTAL	45.87%

6	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of September 30, 2005

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Telecommunications Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be part of the telecommunications sector and that it believes are important to global markets. Component companies include diversified communications carriers and wireless communications companies. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005, the Fund returned 3.48%, while the Index returned 3.36%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/05			Inception to 9/30/05			Inception to 9/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.74%	13.65%	13.60%	1.69%	1.74%	2.06%	6.75%	6.95%	8.21%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/05
Industry	% of Net Assets
Telecommunications	98.75%
Engineering & Construction	0.89
Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Vodafone Group PLC (United Kingdom)	15.14%
Verizon Communications Inc.	8.31
Telefonica SA (Spain)	7.41
SBC Communications Inc.	7.27
Sprint Nextel Corp.	6.42
France Telecom SA (France)	4.46
BellSouth Corp.	4.43
Nippon Telegraph & Telephone Corp. (Japan)	4.38
Deutsche Telekom AG (Germany)	4.35
Telecom Italia SpA (Italy)	3.07

TOTAL	65.24%

FUND PERFORMANCE OVERVIEW	7

Fund Performance Overview

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of September 30, 2005

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Europe 350 Index (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005, the Fund returned 6.69%, while the Index returned 7.44%.

Average Annual Total Returns
Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.35%	23.04%	24.42%	3.34%	2.59%	4.09%	1.72%	1.74%	2.47%

Cumulative Total Returns
Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.35%	23.04%	24.42%	17.87%	13.63%	22.18%	9.25%	9.34%	13.50%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/28/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/05
Sector	% of Net Assets
Financial	27.98%
Consumer Non-Cyclical	19.57
Energy	12.97
Communications	12.84
Industrial	6.88
Consumer Cyclical	6.27
Utilities	5.76
Basic Materials	5.57
Technology	1.31
Diversified	0.50
Short-Term and Other Net Assets	0.35

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
BP PLC (United Kingdom)	3.87%
HSBC Holdings PLC (United Kingdom)	2.83
Total SA (France)	2.64
Vodafone Group PLC (United Kingdom)	2.55
GlaxoSmithKline PLC (United Kingdom)	2.31
Novartis AG (Switzerland)	2.16
Royal Dutch Shell PLC Class A (United Kingdom)	2.08
Nestle SA (Switzerland)	1.84
Roche Holding AG Genusschein (Switzerland)	1.52
Royal Dutch Shell PLC Class B (United Kingdom)	1.48

TOTAL	23.28%

8	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of September 30, 2005

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Latin America 40 Index (the “Index”). The Index is comprised of highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Argentina, Brazil, Chile and Mexico are represented in the Index. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005, the Fund returned 46.26%, while the Index returned 46.95%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/05			Inception to 9/30/05			Inception to 9/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
82.83%	81.50%	82.72%	32.73%	32.90%	33.10%	204.61%	206.22%	207.59%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/05
Sector	% of Net Assets
Communications	22.70%
Basic Materials	19.18
Financial	14.89
Energy	13.61
Industrial	9.90
Consumer Non-Cyclical	8.66
Utilities	7.03
Consumer Cyclical	3.74
Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Petroleo Brasileiro SA ADR (Brazil)	10.91%
America Movil SA de CV Series L (Mexico)	10.23
Cemex SA de CV Series CPO (Mexico)	8.30
Companhia Vale do Rio Doce Class A ADR (Brazil)	7.25
Telefonos de Mexico SA de CV Series L ADR (Mexico)	5.96
Companhia Vale do Rio Doce ADR (Brazil)	5.57
Banco Bradesco SA ADR (Brazil)	4.93
Banco Itau Holding Financiera SA ADR (Brazil)	4.88
Wal-Mart de Mexico SA de CV Series V (Mexico)	3.75
Companhia de Bebidas das Americas ADR (Brazil)	3.53

TOTAL	65.31%

FUND PERFORMANCE OVERVIEW	9

Fund Performance Overview

iSHARES® S&P / TOPIX 150 INDEX FUND

Performance as of September 30, 2005

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s/Tokyo Stock Price 150 Index (the “Index”). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005, the Fund returned 15.51%, while the Index returned 15.74%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/05			Inception to 9/30/05			Inception to 9/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.01%	25.94%	27.19%	8.50%	8.66%	8.96%	37.90%	38.71%	40.22%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/05
Sector	% of Net Assets
Consumer Cyclical	24.48%
Financial	24.48
Industrial	18.59
Consumer Non-Cyclical	9.28
Basic Materials	7.04
Communications	5.91
Technology	4.74
Utilities	4.39
Energy	0.71
Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Toyota Motor Corp.	6.51%
Mitsubishi Tokyo Financial Group Inc.	4.63
Mizuho Financial Group Inc.	3.49
Sumitomo Mitsui Financial Group Inc.	3.12
Nippon Telegraph & Telephone Corp.	2.54
Takeda Pharmaceutical Co. Ltd.	2.50
Honda Motor Co. Ltd.	2.34
Canon Inc.	2.24
Matsushita Electric Industrial Co. Ltd.	1.84
UFJ Holdings Inc.	1.81

TOTAL	31.02%

10	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of September 30, 2005

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index (the “Index”). The Index consists of securities of NASDAQ® listed companies that are classified according to the FTSE™ Global Classification System as either biotechnology or pharmaceutical and which also meet other eligibility criteria. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005, the Fund returned 20.57%, while the Index returned 20.64%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/05			Inception to 9/30/05			Inception to 9/30/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.99%	9.72%	9.84%	(5.39)%	(5.45)%	(5.00)%	(22.74)%	(22.94)%	(21.21)%

Total returns for the periods since inception are calculated from the inception date of the Fund (2/5/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/05
Industry	% of Net Assets
Biotechnology	54.16%
Pharmaceuticals	42.59
Health Care - Products	2.06
Commercial Services	1.15
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Amgen Inc.	19.06%
Gilead Sciences Inc.	4.72
Genzyme Corp.	3.90
Teva Pharmaceutical Industries Ltd. ADR	3.24
Biogen Idec Inc.	3.19
Celgene Corp.	2.44
MedImmune Inc.	1.90
Sepracor Inc.	1.86
Chiron Corp.	1.74
Kos Pharmaceuticals Inc.	1.68

TOTAL	43.73%

FUND PERFORMANCE OVERVIEW	11

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (April 1, 2005)	Ending Account Value (September 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period [a] (April 1 to September 30, 2005)
S&P 100
Actual	$1,000.00	$1,018.20	0.20%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
S&P Global 100
Actual	1,000.00	1,048.20	0.40	2.05
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.40	2.03
S&P Global Energy Sector
Actual	1,000.00	1,227.50	0.65	3.63
Hypothetical (5% return before expenses)	1,000.00	1,021.81	0.65	3.29
S&P Global Financials Sector
Actual	1,000.00	1,072.70	0.65	3.38
Hypothetical (5% return before expenses)	1,000.00	1,021.81	0.65	3.29

12	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (April 1, 2005)	Ending Account Value (September 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period [a] (April 1 to September 30, 2005)
S&P Global Healthcare Sector
Actual	$1,000.00	$1,074.60	0.65%	$3.38
Hypothetical (5% return before expenses)	1,000.00	1,021.81	0.65	3.29
S&P Global Technology Sector
Actual	1,000.00	1,075.30	0.66	3.43
Hypothetical (5% return before expenses)	1,000.00	1,021.76	0.66	3.35
S&P Global Telecommunications Sector
Actual	1,000.00	1,034.80	0.65	3.32
Hypothetical (5% return before expenses)	1,000.00	1,021.81	0.65	3.29
S&P Europe 350
Actual	1,000.00	1,066.90	0.60	3.11
Hypothetical (5% return before expenses)	1,000.00	1,022.06	0.60	3.04
S&P Latin America 40
Actual	1,000.00	1,462.60	0.51	3.15
Hypothetical (5% return before expenses)	1,000.00	1,022.51	0.51	2.59
S&P/TOPIX 150
Actual	1,000.00	1,155.10	0.50	2.70
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.50	2.54
Nasdaq Biotechnology
Actual	1,000.00	1,205.70	0.50	2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.50	2.54

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS – 100.02%
AEROSPACE & DEFENSE – 2.51%
Boeing Co. (The)	95,031	$6,457,357
General Dynamics Corp.	23,293	2,784,678
Raytheon Co.	52,345	1,990,157
United Technologies Corp.	118,674	6,152,060

		17,384,252
AGRICULTURE – 2.56%
Altria Group Inc.[1]	240,363	17,717,157

		17,717,157
AUTO MANUFACTURERS – 0.60%
Ford Motor Co.[1]	214,819	2,118,115
General Motors Corp.	65,585	2,007,557

		4,125,672
BANKS – 5.34%
Bank of America Corp.	465,335	19,590,604
U.S. Bancorp	211,654	5,943,244
Wells Fargo & Co.	195,495	11,450,142

		36,983,990
BEVERAGES – 3.64%
Anheuser-Busch Companies Inc.	89,961	3,871,921
Coca-Cola Co. (The)	240,469	10,385,856
PepsiCo Inc.	193,386	10,966,920

		25,224,697
BIOTECHNOLOGY – 1.78%
Amgen Inc.[2]	142,890	11,384,046
MedImmune Inc.[2]	28,586	961,919

		12,345,965
CHEMICALS – 1.32%
Dow Chemical Co. (The)	111,701	4,654,581
Du Pont (E.I.) de Nemours and Co.	115,195	4,512,188

		9,166,769
COMPUTERS – 5.62%
Computer Sciences Corp.[2]	21,451	1,014,847
Dell Inc.[2]	277,649	9,495,596
EMC Corp.[2]	279,209	3,612,965
Hewlett-Packard Co.[1]	331,797	9,688,472
International Business Machines Corp.	184,814	14,825,779
Unisys Corp.[2]	39,296	260,925

		38,898,584
COSMETICS & PERSONAL CARE – 4.09%
Avon Products Inc.	54,443	$1,469,961
Colgate-Palmolive Co.	60,171	3,176,427
Gillette Co. (The)	104,256	6,067,699
Procter & Gamble Co.[1]	296,230	17,613,836

		28,327,923
DIVERSIFIED FINANCIAL SERVICES – 10.53%
American Express Co.	143,618	8,249,418
Citigroup Inc.	598,777	27,256,329
Goldman Sachs Group Inc. (The)[1]	53,849	6,546,961
JP Morgan Chase & Co.	406,834	13,803,878
Lehman Brothers Holdings Inc.	31,556	3,675,643
Merrill Lynch & Co. Inc.	107,278	6,581,505
Morgan Stanley	125,780	6,784,573

		72,898,307
ELECTRIC – 1.75%
AES Corp. (The)[2]	75,806	1,245,493
American Electric Power Co. Inc.	45,601	1,810,360
Entergy Corp.	24,075	1,789,254
Exelon Corp.	77,651	4,149,669
Southern Co. (The)[1]	86,600	3,096,816

		12,091,592
FOOD – 0.55%
Campbell Soup Co.	21,383	636,144
Heinz (H.J.) Co.[1]	39,420	1,440,407
Sara Lee Corp.	90,732	1,719,371

		3,795,922
FOREST PRODUCTS & PAPER – 0.53%
International Paper Co.[1]	56,730	1,690,554
Weyerhaeuser Co.	28,410	1,953,188

		3,643,742
HAND & MACHINE TOOLS – 0.11%
Black & Decker Corp.[1]	9,333	766,146

		766,146
HEALTH CARE - PRODUCTS – 4.65%
Baxter International Inc.	72,125	2,875,624
Johnson & Johnson[1]	344,515	21,800,909
Medtronic Inc.[1]	140,252	7,520,312

		32,196,845

14	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2005

Security	Shares	Value
HEALTH CARE - SERVICES – 0.36%
HCA Inc.[1]	52,375	$2,509,810

		2,509,810
INSURANCE – 3.94%
Allstate Corp. (The)	76,057	4,205,192
American International Group Inc.	300,548	18,621,954
CIGNA Corp.	14,871	1,752,696
Hartford Financial Services Group Inc.	34,700	2,677,799

		27,257,641
IRON & STEEL – 0.04%
Allegheny Technologies Inc.	9,725	301,281

		301,281
LODGING – 0.20%
Harrah’s Entertainment Inc.[1]	21,236	1,384,375

		1,384,375
MACHINERY – 0.83%
Caterpillar Inc.	78,372	4,604,355
Rockwell Automation Inc.	21,077	1,114,973

		5,719,328
MANUFACTURING – 8.50%
Eastman Kodak Co.[1]	33,322	810,724
General Electric Co.	1,227,752	41,338,410
Honeywell International Inc.	99,025	3,713,438
3M Co.	88,601	6,499,769
Tyco International Ltd.	234,379	6,527,455

		58,889,796
MEDIA – 4.48%
Clear Channel Communications Inc.	62,933	2,069,866
Comcast Corp. Class A1,2	254,313	7,471,716
Time Warner Inc.	543,636	9,845,248
Viacom Inc. Class B	183,588	6,060,240
Walt Disney Co. (The)	232,785	5,617,102

		31,064,172
MINING – 0.36%
Alcoa Inc.	101,110	2,469,106

		2,469,106
OFFICE & BUSINESS EQUIPMENT – 0.22%
Xerox Corp.[2]	110,964	1,514,659

		1,514,659
OIL & GAS – 6.70%
Exxon Mobil Corp.	730,242	$46,399,577

		46,399,577
OIL & GAS SERVICES – 1.75%
Baker Hughes Inc.	39,508	2,357,837
Halliburton Co.	58,862	4,033,224
Schlumberger Ltd.	68,129	5,748,725

		12,139,786
PHARMACEUTICALS – 5.97%
Abbott Laboratories	180,015	7,632,636
Bristol-Myers Squibb Co.	226,498	5,449,542
Merck & Co. Inc.	254,266	6,918,578
Pfizer Inc.	853,615	21,314,767

		41,315,523
PIPELINES – 0.39%
El Paso Corp.	76,506	1,063,433
Williams Companies Inc.	66,172	1,657,609

		2,721,042
RETAIL – 4.87%
Home Depot Inc.	247,873	9,453,876
Limited Brands Inc.[1]	40,374	824,841
McDonald’s Corp.	144,760	4,848,012
OfficeMax Inc.	8,197	259,599
RadioShack Corp.	15,487	384,078
Target Corp.	102,448	5,320,125
Wal-Mart Stores Inc.	289,256	12,675,198

		33,765,729
SEMICONDUCTORS – 3.58%
Intel Corp.	705,656	17,394,420
National Semiconductor Corp.	39,868	1,048,528
Texas Instruments Inc.	187,960	6,371,844

		24,814,792
SOFTWARE – 4.74%
Microsoft Corp.	1,067,003	27,453,987
Oracle Corp.[2]	436,736	5,411,159

		32,865,146
TELECOMMUNICATIONS – 6.42%
AT&T Corp.	93,019	1,841,776
Cisco Systems Inc.[1,2]	740,123	13,270,405
Lucent Technologies Inc.[1,2]	514,047	1,670,653

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
SBC Communications Inc.	382,629	$9,171,617
Sprint Nextel Corp.	339,673	8,077,424
Verizon Communications Inc.	320,242	10,468,711

		44,500,586
TRANSPORTATION – 1.09%
Burlington Northern Santa Fe Corp.	43,274	2,587,785
FedEx Corp.	35,084	3,056,869
Norfolk Southern Corp.	46,917	1,902,954

		7,547,608

TOTAL COMMON STOCKS (Cost: $ 740,423,764)		692,747,520
SHORT-TERM INVESTMENTS – 7.50%
CERTIFICATES OF DEPOSIT[3] – 0.37%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$100,176	100,172
Bank of Nova Scotia
3.63%, 01/03/06	80,141	80,134
Credit Suisse First Boston
3.67%, 05/09/06	200,352	200,352
Danske Bank
3.70%, 10/17/05	200,352	200,349
Dexia Credit Local
3.78%, 08/30/06	100,176	100,158
Fortis Bank NY
3.83% - 3.84%, 01/25/06	300,527	300,529
HBOS Treasury Services PLC
3.39%, 12/14/05	120,211	120,211
HSBC Bank USA N.A.
3.72%, 08/03/06	100,176	100,205
Nordea Bank PLC
3.63%, 10/02/06	120,211	120,183
Royal Bank of Scotland
3.78%, 06/27/06	100,176	100,165
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	310,545	310,498
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	550,967	550,982

Security	Principal	Value
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	$160,281	$160,281
Wells Fargo Bank N.A.
3.73%, 10/06/05	110,193	110,193

		2,554,412
COMMERCIAL PAPER[3] – 2.54%
Alpine Securitization Corp.
3.72%, 10/19/05	400,703	400,041
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	1,972,736	1,968,001
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	669,575	668,016
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	701,230	700,926
Barton Capital Corp.
3.74%, 10/14/05	300,527	300,184
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	400,703	400,703
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	238,971	238,123
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	703,356	702,502
Cantabric Finance LLC
3.73%, 10/31/05	77,029	76,806
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	113,980	113,817
Chesham Finance LLC
3.68%, 10/11/05	200,352	200,188
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	150,995	150,723
CRC Funding LLC
3.78%, 10/24/05	110,193	109,950

16	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2005

Security	Principal	Value
Dorada Finance Inc.
3.76%, 01/26/06	$20,035	$19,795
Fairway Finance LLC
3.75%, 10/20/05	80,141	80,140
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	179,703	179,587
Ford Credit Auto Receivables
3.77%, 10/17/05	174,306	174,050
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	960,221	957,999
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	989,386	988,279
General Electric Capital Corp.
3.72%, 10/14/05	1,001,758	1,000,619
Georgetown Funding Co. LLC
3.82%, 11/02/05	391,545	390,299
Giro Funding Corp.
3.66%, 10/06/05	100,176	100,145
Grampian Funding LLC
3.84%, 01/31/06	200,352	197,787
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	100,176	100,176
HSBC PLC
3.88%, 02/03/06	60,105	59,309
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	299,588	299,302
Landale Funding LLC
3.74%, 10/17/05	400,703	400,120
Leafs LLC
3.80%, 01/20/06 - 02/21/06[4]	210,349	210,348
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	210,936	210,731
Lockhart Funding LLC
3.71%, 10/13/05	83,454	83,368
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	380,668	380,091
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	$357,547	$357,143
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	560,984	559,634
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	382,012	381,105
Prudential Funding LLC
3.71%, 10/13/05	200,352	200,145
Ranger Funding Co. LLC
3.67%, 10/04/05	110,480	110,469
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	200,352	197,370
Sedna Finance Inc.
3.92%, 02/21/06	50,088	49,319
Societe Generale
3.77%, 10/07/05	259,756	259,647
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	820,097	819,207
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	497,008	496,372
Three Pillars Funding Corp.
3.65%, 10/03/05	120,211	120,211
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	291,467	290,702
Tulip Funding Corp.
3.79%, 12/01/05	90,158	89,598
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	1,502,637	1,502,269
Windmill Funding Corp.
3.78%, 10/25/05	130,229	129,928
Yorktown Capital LLC
3.75%, 10/20/05	170,299	169,997

		17,595,241

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
LOAN PARTICIPATIONS[3] – 0.01%
Army & Air Force Exchange Service
3.67%, 10/03/05	$100,176	$100,176

		100,176
MEDIUM-TERM NOTES[3] – 0.06%
Dorada Finance Inc.
3.93%, 07/07/06[4]	62,109	62,104
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06[4]	320,563	320,530

		382,634
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	586,042	586,042

		586,042
REPURCHASE AGREEMENTS[3] – 1.60%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $6,313,105 and effective yields of 3.75% - 3.88%.[7]	$6,311,075	6,311,075
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $4,759,896 and an effective yield of 3.90%.[7]	4,758,350	4,758,350

		11,069,425
TIME DEPOSITS[3] – 0.16%
Chase Bank USA N.A.
3.88%, 10/03/05	218,241	218,241
Lloyds TSB Bank PLC
3.90%, 10/03/05	200,352	200,352
Rabobank Nederland NV
3.89%, 10/03/05	701,230	701,230

		1,119,823

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[3] – 2.67%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06[4]	$372,654	$372,656
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	691,213	691,212
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	330,580	330,580
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	450,791	450,812
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	611,072	611,517
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06[4]	130,229	130,229
Bank of America N.A.
3.81%, 08/10/06	1,001,758	1,001,758
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06[4]	689,209	689,191
BMW US Capital LLC
3.74%, 09/15/06[4]	200,352	200,352
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	380,668	380,653
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06[4]	538,946	538,927
Commodore CDO Ltd.
3.91%, 06/13/06[4]	50,088	50,088
Credit Suisse First Boston
3.77%, 07/19/06	500,879	500,879
DEPFA Bank PLC
3.88%, 09/15/06	200,352	200,352
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06[4]	318,559	318,573

18	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2005

Security	Principal	Value
Eli Lilly Services Inc.
3.66%, 09/01/06[4]	$200,352	$200,352
Fairway Finance LLC
3.78%, 01/20/06	100,176	100,174
Fifth Third Bancorp
3.79%, 09/22/06[4]	400,703	400,703
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06[4]	140,246	140,248
General Electric Capital Corp.
3.80%, 10/06/06	90,158	90,241
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	50,088	50,088
Hartford Life Global Funding Trust
3.76%, 08/15/06	200,352	200,352
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06[4]	601,055	601,056
HSBC Bank USA N.A.
3.95%, 05/04/06	70,123	70,156
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06[4]	581,020	581,024
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06[4]	781,371	781,440
Lothian Mortgages PLC
3.82%, 01/24/06	200,352	200,352
Marshall & Ilsley Bank
3.90%, 02/20/06	200,352	200,444
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06[4]	400,703	400,864
Natexis Banques Populaires
3.80%, 10/16/06[4]	150,264	150,264
National City Bank (Ohio)
3.62%, 01/06/06	100,176	100,168
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06[4]	741,301	741,362
Nordea Bank AB
3.71%, 08/11/06[4]	$350,615	$350,615
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06[4]	641,125	641,135
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06[4]	544,956	544,956
Principal Life Income Funding Trusts
3.74%, 05/10/06	150,264	150,268
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	668,673	668,541
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06[4]	170,299	170,292
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06[4]	893,568	893,568
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06[4]	200,352	200,352
Strips III LLC
3.88%, 07/24/06[4,8]	57,600	57,600
SunTrust Bank
3.63%, 04/28/06	300,527	300,527
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06[4]	446,784	446,738
Toyota Motor Credit Corp.
3.87%, 04/10/06	90,158	90,158
Unicredito Italiano SpA
3.80%, 06/14/06	260,457	260,393
Union Hamilton Special Funding LLC
4.00%, 03/28/06	200,352	200,352
US Bank N.A.
3.77%, 09/29/06	90,158	90,135
Wachovia Asset Securitization Inc.
3.82%, 10/25/05[4]	462,712	462,712
Wells Fargo & Co.
3.76%, 09/15/06[4]	100,176	100,185

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2005

Security	Principal	Value
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06[4]	$450,791	$450,765
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06[4]	512,900	512,885
Winston Funding Ltd.
3.71%, 10/23/05[4]	143,051	143,051
World Savings Bank
3.69%, 03/09/06	300,527	300,520

		18,512,815

TOTAL SHORT-TERM INVESTMENTS (Cost: $51,920,568)		51,920,568

TOTAL INVESTMENTS IN SECURITIES – 107.52% (Cost: $792,344,332)		744,668,088
Other Assets, Less Liabilities – (7.52)%		(52,093,044)

NET ASSETS – 100.00%		$692,575,044

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

20	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.57%
AUSTRALIA – 0.80%
BHP Billiton Ltd.	167,055	$2,838,467

		2,838,467
BELGIUM – 0.44%
Fortis	53,724	1,562,956

		1,562,956
CANADA – 0.35%
Alcan Inc.[1]	17,883	567,428
Nortel Networks Corp.[2]	204,795	672,298

		1,239,726
FINLAND – 0.94%
Nokia OYJ ADR	195,626	3,308,036

		3,308,036
FRANCE – 6.96%
Alcatel SA1,2	58,608	782,921
AXA[1]	71,151	1,959,288
BNP Paribas SA1	35,853	2,734,055
Carrefour SA1	27,972	1,290,972
France Telecom SA1	78,144	2,249,838
L’Oreal SA1	13,875	1,078,145
Sanofi-Aventis[1]	45,288	3,753,852
Suez SA	41,625	1,206,954
Total SA1	28,860	7,901,958
Vivendi Universal SA	48,729	1,595,653

		24,553,636
GERMANY – 5.12%
Allianz AG1	17,427	2,360,360
BASF AG	23,088	1,739,753
Bayer AG	33,078	1,215,956
DaimlerChrysler AG Registered[1]	37,629	2,002,517
Deutsche Bank AG1	24,642	2,312,003
Deutsche Telekom AG1	112,776	2,058,561
E.ON AG1	30,192	2,782,127
Siemens AG1	38,295	2,959,520
Volkswagen AG1	10,149	626,490

		18,057,287
ITALY – 0.45%
Assicurazioni Generali SpA[1]	50,061	1,583,743

		1,583,743
JAPAN – 4.97%
Canon Inc.	44,400	$2,401,376
Fuji Photo Film Co. Ltd.	22,200	732,557
Hitachi Ltd.	111,000	704,156
Honda Motor Co. Ltd.	33,300	1,886,236
Matsushita Electric Industrial Co. Ltd.	111,000	1,883,298
Nissan Motor Co. Ltd.	111,000	1,269,243
Seven & I Holdings Co. Ltd.[2]	33,320	1,105,375
Sony Corp.[1]	44,400	1,461,196
Toshiba Corp.	111,000	489,677
Toyota Motor Corp.	122,100	5,601,906

		17,535,020
NETHERLANDS – 2.66%
ABN AMRO Holding NV	84,471	2,029,720
Aegon NV	62,049	923,896
ING Groep NV	100,233	2,994,562
Koninklijke Philips Electronics NV1	60,051	1,602,161
Unilever NV NYS[1]	25,974	1,855,842

		9,406,181
SOUTH KOREA – 1.09%
Samsung Electronics Co. Ltd. GDR	13,542	3,852,699

		3,852,699
SPAIN – 3.32%
Banco Bilbao Vizcaya Argentaria SA	158,952	2,796,035
Banco Santander Central Hispano SA	289,599	3,816,264
Repsol YPF SA	45,954	1,493,704
Telefonica SA	220,779	3,625,402

		11,731,405
SWEDEN – 0.71%
Telefonaktiebolaget LM Ericsson AB ADR[1]	67,709	2,494,400

		2,494,400
SWITZERLAND – 5.30%
Credit Suisse Group	53,835	2,392,667
Nestle SA1	18,537	5,449,310
Novartis AG	115,107	5,861,372
Swiss Re	14,430	951,367
UBS AG Registered	47,286	4,034,485

		18,689,201

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2005

Security	Shares	Value
UNITED KINGDOM – 15.63%
AstraZeneca PLC	74,592	$3,477,165
Barclays PLC[3]	295,704	2,997,535
BP PLC	969,807	11,555,142
Diageo PLC	136,308	1,965,311
GlaxoSmithKline PLC	267,954	6,835,620
HSBC Holdings PLC	514,374	8,344,508
Reuters Group PLC	68,154	451,238
Royal Dutch Shell PLC Class A ADR	96,015	6,302,425
Royal Dutch Shell PLC Class B	126,319	4,375,561
Standard Chartered PLC	57,276	1,239,229
Vodafone Group PLC	2,921,631	7,623,770

		55,167,504
UNITED STATES – 50.83%
Altria Group Inc.	94,683	6,979,084
American International Group Inc.	118,437	7,338,356
AT&T Corp.	37,407	740,659
Bristol-Myers Squibb Co.	91,686	2,205,965
Chevron Corp.	96,681	6,258,161
Citigroup Inc.	239,094	10,883,559
Coca-Cola Co. (The)	102,009	4,405,769
Colgate-Palmolive Co.	24,975	1,318,430
Dell Inc.[1,2]	100,566	3,439,357
Dow Chemical Co. (The)	44,511	1,854,773
Du Pont (E.I.) de Nemours and Co.	47,064	1,843,497
EMC Corp.[2]	90,798	1,174,926
Exxon Mobil Corp.	290,820	18,478,703
Ford Motor Co.	89,022	877,757
General Electric Co.	485,625	16,350,994
General Motors Corp.	27,528	842,632
Gillette Co. (The)	42,402	2,467,796
Hewlett-Packard Co.[1]	123,432	3,604,214
Intel Corp.[1]	282,495	6,963,502
International Business Machines Corp.[1]	74,037	5,939,248
Johnson & Johnson	136,752	8,653,667
JP Morgan Chase & Co.	162,726	5,521,293
Kimberly-Clark Corp.	22,977	1,367,821
Lucent Technologies Inc.[1,2]	204,240	663,780
McDonald’s Corp.	58,719	1,966,499
Merck & Co. Inc.	89,133	2,425,309

Security	Shares or Principal	Value
Microsoft Corp.	436,674	$11,235,622
Morgan Stanley	51,282	2,766,151
News Corp. Class A	113,886	1,775,483
PepsiCo Inc.	77,256	4,381,188
Pfizer Inc.	341,658	8,531,200
Procter & Gamble Co.[1]	113,775	6,765,061
Texas Instruments Inc.	75,591	2,562,535
3M Co.	36,852	2,703,463
Time Warner Inc.	215,784	3,907,848
Tyco International Ltd.	93,018	2,590,551
United Technologies Corp.	47,064	2,439,798
Wal-Mart Stores Inc.	117,771	5,160,725

		179,385,376

TOTAL COMMON STOCKS (Cost: $332,955,823)		351,405,637
SHORT-TERM INVESTMENTS – 12.31%
CERTIFICATES OF DEPOSIT[4] – 0.61%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$84,645	84,645
Bank of Nova Scotia
3.63%, 01/03/06	67,716	67,711
Credit Suisse First Boston
3.67%, 05/09/06	169,290	169,290
Danske Bank
3.70%, 10/17/05	169,290	169,288
Dexia Credit Local
3.78%, 08/30/06	84,645	84,630
Fortis Bank NY
3.83% - 3.84%, 01/25/06	253,935	253,936
HBOS Treasury Services PLC
3.39%, 12/14/05	101,574	101,574
HSBC Bank USA N.A.
3.72%, 08/03/06	84,645	84,670
Nordea Bank PLC
3.63%, 10/02/06	101,574	101,550
Royal Bank of Scotland
3.78%, 06/27/06	84,645	84,636
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	262,400	262,360

22	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2005

Security	Principal	Value
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	$465,548	$465,560
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	135,432	135,432
Wells Fargo Bank N.A.
3.73%, 10/06/05	93,110	93,109

		2,158,391
COMMERCIAL PAPER[4] – 4.21%
Alpine Securitization Corp.
3.72%, 10/19/05	338,580	338,020
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	1,666,893	1,662,894
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	565,768	564,450
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	592,515	592,257
Barton Capital Corp.
3.74%, 10/14/05	253,935	253,645
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	338,580	338,580
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	201,922	201,206
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	594,312	593,591
Cantabric Finance LLC
3.73%, 10/31/05	65,087	64,898
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	96,309	96,172
Chesham Finance LLC
3.68%, 10/11/05	169,290	169,152
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	127,586	127,356
CRC Funding LLC
3.78%, 10/24/05	$93,110	$92,904
Dorada Finance Inc.
3.76%, 01/26/06	16,929	16,726
Fairway Finance LLC
3.75%, 10/20/05	67,716	67,716
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	151,843	151,745
Ford Credit Auto Receivables
3.77%, 10/17/05	147,282	147,066
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	811,353	809,476
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	835,997	835,063
General Electric Capital Corp.
3.72%, 10/14/05	846,451	845,488
Georgetown Funding Co. LLC
3.82%, 11/02/05	330,842	329,789
Giro Funding Corp.
3.66%, 10/06/05	84,645	84,619
Grampian Funding LLC
3.84%, 01/31/06	169,290	167,123
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	84,645	84,645
HSBC PLC
3.88%, 02/03/06	50,787	50,114
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	253,141	252,900
Landale Funding LLC
3.74%, 10/17/05	338,580	338,088
Leafs LLC
3.80%, 01/20/06 - 02/21/06[5]	177,737	177,737
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	178,234	178,060
Lockhart Funding LLC
3.71%, 10/13/05	70,516	70,443

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2005

Security	Principal	Value
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	$321,651	$321,163
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	302,115	301,773
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	474,012	472,872
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	322,787	322,021
Prudential Funding LLC
3.71%, 10/13/05	169,290	169,116
Ranger Funding Co. LLC
3.67%, 10/04/05	93,352	93,342
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	169,290	166,771
Sedna Finance Inc.
3.92%, 02/21/06	42,323	41,673
Societe Generale
3.77%, 10/07/05	219,485	219,393
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	692,954	692,201
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	419,955	419,419
Three Pillars Funding Corp.
3.65%, 10/03/05	101,574	101,574
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	246,280	245,633
Tulip Funding Corp.
3.79%, 12/01/05	76,181	75,707
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	1,269,676	1,269,365
Windmill Funding Corp.
3.78%, 10/25/05	110,039	109,784

Security	Shares or Principal	Value
Yorktown Capital LLC
3.75%, 10/20/05	$143,897	$143,642

		14,867,372
LOAN PARTICIPATIONS[4] – 0.03%
Army & Air Force Exchange Service
3.67%, 10/03/05	84,645	84,645

		84,645
MEDIUM-TERM NOTES[4] – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06[5]	52,480	52,476
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06[5]	270,864	270,836

		323,312
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[3,6]	72,956	72,956

		72,956
REPURCHASE AGREEMENTS[4] – 2.65%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $5,334,354 and effective yields of 3.75% - 3.88%.[7]	$5,332,639	5,332,639
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $4,021,948 and an effective yield of 3.90%.[7]	4,020,641	4,020,641

		9,353,280
TIME DEPOSITS[4] – 0.27%
Chase Bank USA N.A.
3.88%, 10/03/05	184,406	184,406
Lloyds TSB Bank PLC
3.90%, 10/03/05	169,290	169,290
Rabobank Nederland NV
3.89%, 10/03/05	592,515	592,515

		946,211

24	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[4] - 4.43%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06[5]	$314,880	$314,881
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	584,051	584,050
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	279,329	279,329
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	380,903	380,921
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[5]	516,335	516,710
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06[5]	110,039	110,039
Bank of America N.A.
3.81%, 08/10/06	846,451	846,451
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06[5]	582,358	582,342
BMW US Capital LLC
3.74%, 09/15/06[5]	169,290	169,290
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	321,651	321,638
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06[5]	455,390	455,374
Commodore CDO Ltd.
3.91%, 06/13/06[5]	42,323	42,323
Credit Suisse First Boston
3.77%, 07/19/06	423,225	423,225
DEPFA Bank PLC
3.88%, 09/15/06	169,290	169,290
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06[5]	269,171	269,183
Eli Lilly Services Inc.
3.66%, 09/01/06[5]	$169,290	$169,290
Fairway Finance LLC
3.78%, 01/20/06	84,645	84,644
Fifth Third Bancorp
3.79%, 09/22/06[5]	338,580	338,580
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06[5]	118,503	118,506
General Electric Capital Corp.
3.80%, 10/06/06	76,181	76,251
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	42,323	42,323
Hartford Life Global Funding Trust
3.76%, 08/15/06	169,290	169,290
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06[5]	507,870	507,870
HSBC Bank USA N.A.
3.95%, 05/04/06	59,252	59,280
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06[5]	490,941	490,945
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06[5]	660,231	660,290
Lothian Mortgages PLC
3.82%, 01/24/06	169,290	169,290
Marshall & Ilsley Bank
3.90%, 02/20/06	169,290	169,368
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06[5]	338,580	338,716
Natexis Banques Populaires
3.80%, 10/16/06[5]	126,968	126,968
National City Bank (Ohio)
3.62%, 01/06/06	84,645	84,638
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06[5]	626,373	626,425

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2005

Security	Principal	Value
Nordea Bank AB
3.71%, 08/11/06[5]	$296,258	$296,258
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06[5]	541,728	541,737
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06[5]	460,469	460,470
Principal Life Income Funding Trusts
3.74%, 05/10/06	126,968	126,972
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	565,006	564,893
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06[5]	143,897	143,891
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06[5]	755,034	755,034
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06[5]	169,290	169,290
Strips III LLC
3.88%, 07/24/06[5,8]	48,670	48,670
SunTrust Bank
3.63%, 04/28/06	253,935	253,935
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06[5]	377,517	377,478
Toyota Motor Credit Corp.
3.87%, 04/10/06	76,181	76,180
Unicredito Italiano SpA
3.80%, 06/14/06	220,077	220,023
Union Hamilton Special Funding LLC
4.00%, 03/28/06	169,290	169,290
US Bank N.A.
3.77%, 09/29/06	76,181	76,161
Wachovia Asset Securitization Inc.
3.82%, 10/25/05[5]	390,976	390,975
Wells Fargo & Co.
3.76%, 09/15/06[5]	84,645	84,653
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06[5]	$380,903	$380,881
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06[5]	433,383	433,370
Winston Funding Ltd.
3.71%, 10/23/05[5]	120,873	120,873
World Savings Bank
3.69%, 03/09/06	253,935	253,929

		15,642,683

TOTAL SHORT-TERM INVESTMENTS (Cost: $43,448,850)		43,448,850

TOTAL INVESTMENTS IN SECURITIES – 111.88% (Cost: $376,404,673)		394,854,487
Other Assets, Less Liabilities – (11.88)%		(41,919,744)

NET ASSETS – 100.00%		$352,934,743

ADR- American Depositary Receipts

GDR- Global Depositary Receipts

NYS- New York Registered Shares

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

26	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS – 98.26%
ARGENTINA – 0.35%
Petrobras Energia Participaciones SA ADR[1,2]	18,081	$291,828
Tenaris SA ADR	15,620	2,153,061

		2,444,889
CANADA – 10.30%
Cameco Corp.	28,666	1,531,850
Canadian Natural Resources Ltd.	192,956	8,728,408
Enbridge Inc.	82,211	2,639,309
EnCana Corp.	317,918	18,585,849
Husky Energy Inc.	51,623	2,872,047
Imperial Oil Ltd.	70,265	8,113,228
Nexen Inc.	40,656	1,942,422
Petro-Canada	140,568	5,893,537
Precision Drilling Corp.[2]	26,410	1,301,840
Suncor Energy Inc.	178,262	10,816,138
Talisman Energy Inc.	137,892	6,757,967
TransCanada Corp.	120,809	3,695,261

		72,877,856
CHINA – 0.46%
PetroChina Co. Ltd. ADR	39,403	3,285,028

		3,285,028
FRANCE – 7.33%
Total SA1	189,224	51,810,121

		51,810,121
ITALY – 3.93%
Eni SpA[1]	932,561	27,782,495

		27,782,495
JAPAN – 0.47%
Nippon Oil Corp.	187,000	1,658,153
TonenGeneral Sekiyu K.K.[1]	141,000	1,642,139

		3,300,292
NORWAY – 1.91%
Norsk Hydro ASA ADR[1]	78,289	8,709,651
Statoil ASA ADR[1]	195,212	4,819,784

		13,529,435
SPAIN – 1.80%
Repsol YPF SA ADR[1]	393,301	12,707,555

		12,707,555
UNITED KINGDOM – 22.42%
BG Group PLC	1,417,256	$13,489,100
BP PLC	6,589,921	78,518,174
Royal Dutch Shell PLC Class A	1,149,815	38,140,082
Royal Dutch Shell PLC Class B	821,281	28,448,334

		158,595,690
UNITED STATES – 49.29%
Amerada Hess Corp.[1]	35,806	4,923,325
Anadarko Petroleum Corp.	74,262	7,110,587
Apache Corp.[1]	114,971	8,648,119
Baker Hughes Inc.[1]	94,733	5,653,665
BJ Services Co.	89,878	3,234,709
Burlington Resources Inc.	139,463	11,341,131
Chevron Corp.	537,132	34,768,554
ConocoPhillips	473,447	33,098,680
Devon Energy Corp.	139,725	9,590,724
El Paso Corp.	89,420	1,242,938
EOG Resources Inc.[1]	91,791	6,875,146
Exxon Mobil Corp.[1]	2,020,226	128,365,160
Halliburton Co.[1]	149,008	10,210,028
Kerr-McGee Corp.	28,702	2,787,251
Kinder Morgan Inc.	35,100	3,375,216
Marathon Oil Corp.[1]	120,527	8,307,926
Nabors Industries Ltd.[1,2]	46,208	3,319,121
National Oilwell Varco Inc.[2]	46,009	3,027,392
Noble Corp.	35,445	2,426,565
Occidental Petroleum Corp.	149,876	12,803,907
Rowan Companies Inc.	28,279	1,003,622
Schlumberger Ltd.	184,809	15,594,183
Sunoco Inc.[1]	68,025	5,319,555
Transocean Inc.[2]	91,204	5,591,717
Valero Energy Corp.	79,786	9,020,605
Weatherford International Ltd.[1,2]	36,835	2,529,091
Williams Companies Inc.	172,638	4,324,582
XTO Energy Inc.	90,671	4,109,210

		348,602,709

TOTAL COMMON STOCKS (Cost: $567,941,487)		694,936,070

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
PREFERRED STOCKS – 1.29%
BRAZIL – 1.29%
Petroleo Brasileiro SA ADR[1]	143,243	$9,131,741

		9,131,741

TOTAL PREFERRED STOCKS (Cost: $6,312,204)		9,131,741
SHORT-TERM INVESTMENTS – 9.03%

CERTIFICATES OF DEPOSIT[3] – 0.44%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$120,571	120,565
Bank of Nova Scotia
3.63%, 01/03/06	96,457	96,449
Credit Suisse First Boston
3.67%, 05/09/06	241,142	241,142
Danske Bank
3.70%, 10/17/05	241,142	241,139
Dexia Credit Local
3.78%, 08/30/06	120,571	120,549
Fortis Bank NY
3.83% - 3.84%, 01/25/06	361,713	361,715
HBOS Treasury Services PLC
3.39%, 12/14/05	144,685	144,685
HSBC Bank USA N.A.
3.72%, 08/03/06	120,571	120,606
Nordea Bank PLC
3.63%, 10/02/06	144,685	144,651
Royal Bank of Scotland
3.78%, 06/27/06	120,571	120,558
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	373,770	373,713
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	663,140	663,157
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	192,913	192,914
Wells Fargo Bank N.A.
3.73%, 10/06/05	132,628	132,627

		3,074,470

Security	Principal	Value
COMMERCIAL PAPER[3] – 2.99%
Alpine Securitization Corp.
3.72%, 10/19/05	$482,284	$481,486
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	2,374,371	2,368,672
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05- 10/31/05	805,896	804,020
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	843,996	843,629
Barton Capital Corp.
3.74%, 10/14/05	361,713	361,299
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	482,284	482,284
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	287,624	286,604
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	846,555	845,528
Cantabric Finance LLC
3.73%, 10/31/05	92,712	92,443
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	137,186	136,990
Chesham Finance LLC
3.68%, 10/11/05	241,142	240,945
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	181,736	181,410
CRC Funding LLC
3.78%, 10/24/05	132,628	132,336
Dorada Finance Inc.
3.76%, 01/26/06	24,114	23,825
Fairway Finance LLC
3.75%, 10/20/05	96,457	96,456
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	216,290	216,150

28	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Ford Credit Auto Receivables
3.77%, 10/17/05	$209,793	$209,486
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	1,155,715	1,153,042
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	1,190,818	1,189,486
General Electric Capital Corp.
3.72%, 10/14/05	1,205,709	1,204,338
Georgetown Funding Co. LLC
3.82%, 11/02/05	471,261	469,761
Giro Funding Corp.
3.66%, 10/06/05	120,571	120,534
Grampian Funding LLC
3.84%, 01/31/06	241,142	238,055
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	120,571	120,571
HSBC PLC
3.88%, 02/03/06	72,343	71,384
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	360,582	360,238
Landale Funding LLC
3.74%, 10/17/05	482,284	481,582
Leafs LLC
3.80%, 01/20/06 - 02/21/06[4]	253,174	253,174
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	253,881	253,634
Lockhart Funding LLC
3.71%, 10/13/05	100,445	100,342
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	458,169	457,474
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	430,342	429,855
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	675,197	673,571
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	$459,787	$458,696
Prudential Funding LLC
3.71%, 10/13/05	241,142	240,893
Ranger Funding Co. LLC
3.67%, 10/04/05	132,973	132,959
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	241,142	237,554
Sedna Finance Inc.
3.92%, 02/21/06	60,285	59,360
Societe Generale
3.77%, 10/07/05	312,640	312,509
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	987,063	985,991
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	598,196	597,431
Three Pillars Funding Corp.
3.65%, 10/03/05	144,685	144,685
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	350,808	349,887
Tulip Funding Corp.
3.79%, 12/01/05	108,514	107,840
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	1,808,563	1,808,121
Windmill Funding Corp.
3.78%, 10/25/05	156,742	156,380
Yorktown Capital LLC
3.75%, 10/20/05	204,970	204,608

		21,177,518
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	120,571	120,571

		120,571

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[3] – 0.07%
Dorada Finance Inc.
3.93%, 07/07/06[4]	$74,754	$74,748
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06[4]	385,827	385,788

		460,536
MONEY MARKET FUNDS – 0.29%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	2,052,212	2,052,212

		2,052,212
REPURCHASE AGREEMENTS[3] – 1.88%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $7,598,409 and effective yields of 3.75% - 3.88%.[7]	$7,595,966	7,595,966
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $5,728,978 and an effective yield of 3.90%.[7]	5,727,117	5,727,117

		13,323,083
TIME DEPOSITS[3] – 0.19%
Chase Bank USA N.A.
3.88%, 10/03/05	262,673	262,673
Lloyds TSB Bank PLC
3.90%, 10/03/05	241,142	241,142
Rabobank Nederland NV
3.89%, 10/03/05	843,996	843,996

		1,347,811
VARIABLE & FLOATING RATE NOTES[3] – 3.15%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06[4]	448,524	448,526
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	831,939	831,938

Security	Principal	Value
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	$397,884	$397,884
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	542,569	542,595
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	735,482	736,016
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06[4]	156,742	156,742
Bank of America N.A.
3.81%, 08/10/06	1,205,709	1,205,709
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06[4]	829,528	829,505
BMW US Capital LLC
3.74%, 09/15/06[4]	241,142	241,142
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	458,169	458,151
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06[4]	648,671	648,648
Commodore CDO Ltd.
3.91%, 06/13/06[4]	60,285	60,285
Credit Suisse First Boston
3.77%, 07/19/06	602,854	602,854
DEPFA Bank PLC
3.88%, 09/15/06	241,142	241,142
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06[4]	383,415	383,432
Eli Lilly Services Inc.
3.66%, 09/01/06[4]	241,142	241,142
Fairway Finance LLC
3.78%, 01/20/06	120,571	120,569
Fifth Third Bancorp
3.79%, 09/22/06[4]	482,284	482,284

30	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06[4]	$168,799	$168,802
General Electric Capital Corp.
3.80%, 10/06/06	108,514	108,614
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	60,285	60,285
Hartford Life Global Funding Trust
3.76%, 08/15/06	241,142	241,142
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06[4]	723,425	723,426
HSBC Bank USA N.A.
3.95%, 05/04/06	84,400	84,440
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06[4]	699,311	699,317
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06[4]	940,453	940,535
Lothian Mortgages PLC
3.82%, 01/24/06	241,142	241,142
Marshall & Ilsley Bank
3.90%, 02/20/06	241,142	241,253
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06[4]	482,284	482,477
Natexis Banques Populaires
3.80%, 10/16/06[4]	180,856	180,856
National City Bank (Ohio)
3.62%, 01/06/06	120,571	120,561
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06[4]	892,224	892,298
Nordea Bank AB
3.71%, 08/11/06[4]	421,998	421,998
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06[4]	771,654	771,666
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06[4]	655,906	655,905
Principal Life Income Funding Trusts
3.74%, 05/10/06	$180,856	$180,862
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	804,811	804,651
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06[4]	204,970	204,963
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06[4]	1,075,492	1,075,492
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06[4]	241,142	241,142
Strips III LLC
3.88%, 07/24/06[4,8]	69,327	69,327
SunTrust Bank
3.63%, 04/28/06	361,713	361,713
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06[4]	537,746	537,691
Toyota Motor Credit Corp.
3.87%, 04/10/06	108,514	108,513
Unicredito Italiano SpA
3.80%, 06/14/06	313,484	313,407
Union Hamilton Special Funding LLC
4.00%, 03/28/06	241,142	241,142
US Bank N.A.
3.77%, 09/29/06	108,514	108,486
Wachovia Asset Securitization Inc.
3.82%, 10/25/05[4]	556,917	556,917
Wells Fargo & Co.
3.76%, 09/15/06[4]	120,571	120,582
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06[4]	542,569	542,539
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06[4]	617,323	617,304

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Winston Funding Ltd.
3.71%, 10/23/05[4]	$172,175	$172,175
World Savings Bank
3.69%, 03/09/06	361,713	361,704

		22,281,891

TOTAL SHORT-TERM INVESTMENTS (Cost: $63,838,092)		63,838,092

TOTAL INVESTMENTS IN SECURITIES – 108.58% (Cost: $638,091,783)		767,905,903
Other Assets, Less Liabilities – (8.58)%		(60,675,845)

NET ASSETS – 100.00%		$707,230,058

ADR – American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

32	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.64%
AUSTRALIA – 4.91%
AMP Ltd.	30,744	$174,674
Australia & New Zealand Banking Group Ltd.	30,027	550,323
AXA Asia Pacific Holdings Ltd.	20,640	76,602
Commonwealth Bank of Australia	20,784	609,632
GPT Group	35,112	104,572
Insurance Australia Group Ltd.	25,825	107,678
Lend Lease Corp. Ltd.	7,536	80,568
Macquarie Bank Ltd.	3,771	216,987
Mirvac Group	9,600	29,617
National Australia Bank Ltd.	25,416	641,465
Promina Group Ltd.	14,232	54,341
QBE Insurance Group Ltd.	12,768	182,135
St. George Bank Ltd.	8,952	190,661
Stockland Trust Group	20,664	97,205
Suncorp-Metway Ltd.	9,072	136,548
Westfield Group	25,704	329,765
Westpac Banking Corp.	29,520	475,656

		4,058,429
BELGIUM – 1.45%
Dexia Group	11,352	256,349
Fortis	18,824	547,634
Groupe Bruxelles Lambert SA	1,056	103,445
KBC Groupe SA1	3,535	287,257

		1,194,685
BRAZIL – 0.59%
Banco Bradesco SA ADR[1]	4,152	203,116
Banco Itau Holding Financiera
SA ADR	1,680	199,349
Unibanco - Uniao de Bancos
Brasileiros SA GDR	1,680	88,368

		490,833
CANADA – 4.76%
Bank of Montreal	7,848	390,845
Bank of Nova Scotia	15,648	585,283
Brascan Corp. Class A	3,168	147,782
Canadian Imperial Bank of Commerce	5,304	331,786
Manulife Financial Corp.	12,748	681,006
National Bank of Canada	2,760	$143,137
Royal Bank of Canada	10,200	744,303
Sun Life Financial Inc.	9,408	353,833
Toronto-Dominion Bank	11,352	560,655

		3,938,630
CHILE – 0.12%
Banco de Chile ADR	914	37,063
Banco Santander Chile SA ADR	1,442	63,260

		100,323
DENMARK – 0.26%
Danske Bank A/S	6,936	212,908

		212,908
FRANCE – 3.41%
Assurances Generales de France[1]	1,193	114,492
AXA[1]	25,176	693,273
BNP Paribas SA1	12,419	947,040
Credit Agricole SA1	10,996	323,479
Societe Generale Class A1	6,432	736,313

		2,814,597
GERMANY – 3.26%
Allianz AG1	5,592	757,396
Bayerische Hypo-Und Vereinsbank AG2	9,626	272,035
Commerzbank AG	8,057	220,506
Deutsche Bank AG1	8,736	819,644
Deutsche Boerse AG1	1,752	167,928
Hypo Real Estate Holding AG	1,771	89,807
MLP AG	1,488	31,198
Muenchener Rueckversicherungs- Gesellschaft AG	2,952	338,112

		2,696,626
GREECE – 0.24%
National Bank of Greece SA ADR	25,422	201,851

		201,851
HONG KONG – 1.17%
BOC Hong Kong Holdings Ltd.	72,000	144,320
Cheung Kong (Holdings) Ltd.	24,000	271,006
Hang Seng Bank Ltd.	14,400	193,602
Sun Hung Kai Properties Ltd.	24,000	248,577
Swire Pacific Ltd. Class A	12,000	110,522

		968,027

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2005

Security	Shares	Value
IRELAND – 0.66%
Allied Irish Banks PLC	13,776	$293,980
Bank of Ireland	15,888	251,893

		545,873
ITALY – 3.30%
Alleanza Assicurazioni SpA[1]	8,808	109,061
Assicurazioni Generali SpA[1]	18,096	572,490
Banca Fideuram SpA[1]	7,344	42,191
Banca Intesa SpA[1]	71,688	335,135
Banca Monte dei Paschi di Siena SpA[1]	18,360	81,681
Banca Nazionale del Lavoro SpA[1,2]	36,336	116,969
Banche Popolari Unite Scrl[1]	5,160	105,075
Banco Popolare di Verona e Novara Scrl[1]	6,168	116,678
Capitalia SpA[1]	31,230	171,319
Fineco SpA	3,010	27,417
Mediobanca SpA[1]	9,337	184,280
Mediolanum SpA[1]	4,824	33,181
Riunione Adriatica di Sicurta SpA[1]	4,992	113,992
Sanpaolo IMI SpA[1]	18,686	291,072
Unicredito Italiano SpA[1]	76,152	430,601

		2,731,142
JAPAN – 8.85%
Acom Co. Ltd.[1]	1,920	139,587
Credit Saison Co. Ltd.	2,400	105,453
Daiwa Securities Group Inc.	24,000	187,824
Millea Holdings Inc.	24	385,389
Mitsubishi Estate Co. Ltd.[1]	24,000	329,910
Mitsubishi Tokyo Financial Group Inc.[1]	100	1,314,628
Mitsui Fudosan Co. Ltd.	24,000	361,461
Mitsui Sumitomo Insurance Co. Ltd.	24,000	278,242
Mizuho Financial Group Inc.	168	1,070,196
Nikko Cordial Corp.	12,000	139,015
Nomura Holdings Inc.	36,000	559,344
Promise Co. Ltd.	1,200	89,042
Sompo Japan Insurance Inc.	24,000	318,264
Sumitomo Mitsui Financial Group Inc.	96	906,300
Sumitomo Trust & Banking Co. Ltd. (The)	24,000	197,777
T&D Holdings Inc.	3,600	214,717
Takefuji Corp.	1,680	$131,180
UFJ Holdings Inc.[2,3]	72	586,850

		7,315,179
NETHERLANDS – 2.51%
ABN AMRO Holding NV	29,256	702,981
Aegon NV	21,913	326,280
ING Groep NV	34,944	1,043,987

		2,073,248
SINGAPORE – 0.62%
DBS Group Holdings Ltd.	24,000	224,445
Oversea-Chinese Banking Corp.	24,000	88,784
United Overseas Bank Ltd.	24,000	200,296

		513,525
SOUTH KOREA – 0.55%
Kookmin Bank ADR[2]	7,632	452,196

		452,196
SPAIN – 3.09%
Banco Bilbao Vizcaya Argentaria SA	54,288	954,949
Banco Popular Espanol SA1	16,920	206,852
Banco Santander Central Hispano SA	99,912	1,316,616
Bankinter SA1	1,416	73,751

		2,552,168
SWEDEN – 1.15%
ForeningsSparbanken AB1	6,000	145,545
Nordea AB1	37,776	378,759
Skandia Forsakrings AB1	16,320	85,300
Skandinaviska Enskilda Banken AB Class A1	7,656	140,649
Svenska Handelsbanken AB Class A	8,616	200,086

		950,339
SWITZERLAND – 3.68%
Baloise Holding Registered	1,010	50,921
Credit Suisse Group	17,856	793,600
Swiss Life Holding	456	64,797
Swiss Re	5,304	349,692
UBS AG Registered[1]	16,200	1,382,199
Zurich Financial Services AG2	2,352	402,262

		3,043,471

34	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2005

Security	Shares	Value
UNITED KINGDOM – 11.92%
Alliance & Leicester PLC	6,552	$99,684
AMVESCAP PLC	14,856	96,717
Aviva PLC	38,280	421,564
Barclays PLC[4]	101,856	1,032,508
British Land Co. PLC	8,544	142,158
Friends Provident PLC	32,280	106,789
Hammerson PLC	5,016	82,659
HBOS PLC	61,944	935,309
HSBC Holdings PLC	176,064	2,856,224
Land Securities Group PLC	7,587	198,514
Legal & General Group PLC	98,496	197,773
Lloyds TSB Group PLC	88,224	728,880
Man Group PLC	5,008	146,716
Northern Rock PLC	6,264	92,532
Old Mutual PLC	60,024	147,336
Provident Financial PLC	3,768	41,796
Prudential Corp. PLC	38,692	352,175
Royal & Sun Alliance Insurance Group PLC	48,072	82,493
Royal Bank of Scotland Group PLC	50,496	1,437,359
Schroders PLC	2,760	45,116
Slough Estates PLC	7,248	68,279
Standard Chartered PLC	18,888	408,663
3i Group PLC	9,299	128,976

		9,850,220
UNITED STATES – 43.14%
ACE Ltd.	4,536	213,509
AFLAC Inc.	8,232	372,910
Allstate Corp. (The)	10,704	591,824
Ambac Financial Group Inc.	1,848	133,167
American Express Co.	18,720	1,075,277
American International Group Inc.	41,376	2,563,657
AmSouth Bancorp[1]	5,712	144,285
AON Corp.	4,962	159,181
Apartment Investment & Management Co. Class A	1,824	70,735
Archstone-Smith Trust	2,880	114,826
Bank of America Corp.[1]	63,888	2,689,685
Bank of New York Co. Inc. (The)	12,720	374,095
BB&T Corp.	8,784	343,015
Bear Stearns Companies Inc. (The)	1,824	$200,184
Capital One Financial Corp.	4,656	370,245
Chubb Corp.	2,976	266,501
Cincinnati Financial Corp.	2,921	122,361
CIT Group Inc.	3,612	163,190
Citigroup Inc.	82,584	3,759,224
Comerica Inc.	2,904	171,046
Compass Bancshares Inc.	1,968	90,193
Countrywide Financial Corp.	9,504	313,442
E*TRADE Financial Corp.[2]	6,072	106,867
Equity Office Properties Trust[1]	6,720	219,811
Equity Residential	4,800	181,680
Federal Home Loan Mortgage Corp.	11,160	630,094
Federal National Mortgage Association	11,504	515,609
Federated Investors Inc. Class B	1,872	62,207
Fifth Third Bancorp	8,376	307,650
First Horizon National Corp.[1]	2,328	84,623
Franklin Resources Inc.	3,216	270,015
Golden West Financial Corp.	4,560	270,818
Goldman Sachs Group Inc. (The)	7,056	857,868
Hartford Financial Services Group Inc.	4,800	370,416
Huntington Bancshares Inc.	3,720	83,588
Janus Capital Group Inc.[1]	3,312	47,858
Jefferson-Pilot Corp.	2,088	106,843
JP Morgan Chase & Co.	56,112	1,903,880
KeyCorp	6,744	217,494
Lehman Brothers Holdings Inc.	4,464	519,967
Lincoln National Corp.	2,640	137,333
Loews Corp.	2,640	243,962
M&T Bank Corp.[1]	1,632	172,519
Marsh & McLennan Companies Inc.	8,356	253,939
Marshall & Ilsley Corp.	3,336	145,149
MBIA Inc.	2,256	136,759
MBNA Corp.	20,712	510,344
Mellon Financial Corp.	6,456	206,398
Merrill Lynch & Co. Inc.	15,144	929,084
MetLife Inc.	11,640	580,021
MGIC Investment Corp.	1,560	100,152
Moody’s Corp.	4,512	230,473
Morgan Stanley	17,496	943,734
National City Corp.	9,552	319,419

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
North Fork Bancorp Inc.	7,488	$190,944
Northern Trust Corp.	3,216	162,569
Plum Creek Timber Co. Inc.	3,168	120,099
PNC Financial Services Group	4,536	263,179
Principal Financial Group Inc.	4,704	222,828
Progressive Corp. (The)	3,240	339,455
ProLogis	2,928	129,740
Providian Financial Corp.[2]	4,800	84,864
Prudential Financial Inc.	8,040	543,182
Public Storage Inc.	1,464	98,088
Regions Financial Corp.	7,344	228,545
SAFECO Corp.	2,136	114,020
Schwab (Charles) Corp. (The)	18,768	270,822
Simon Property Group Inc.	3,408	252,601
SLM Corp.	6,816	365,610
Sovereign Bancorp Inc.	6,072	133,827
St. Paul Travelers Companies Inc.	10,872	487,827
State Street Corp.[1]	5,352	261,820
SunTrust Banks Inc.	5,424	376,697
Synovus Financial Corp.	5,232	145,031
T. Rowe Price Group Inc.	2,064	134,779
Torchmark Corp.	1,776	93,826
U.S. Bancorp	29,352	824,204
UNUMProvident Corp.[1]	4,992	102,336
Vornado Realty Trust	1,896	164,231
Wachovia Corp.	25,128	1,195,841
Washington Mutual Inc.	14,112	553,473
Wells Fargo & Co.	26,808	1,570,145
XL Capital Ltd. Class A	2,232	151,843
Zions Bancorporation	1,584	112,797

		35,664,349
TOTAL COMMON STOCKS (Cost: $71,051,586)		82,368,619
SHORT-TERM INVESTMENTS – 12.52%
CERTIFICATES OF DEPOSIT[5] – 0.62%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$20,049	20,049
Bank of Nova Scotia
3.63%, 01/03/06	16,039	16,038

Security	Principal	Value
Credit Suisse First Boston
3.67%, 05/09/06	$40,097	$40,097
Danske Bank
3.70%, 10/17/05	40,097	40,097
Dexia Credit Local
3.78%, 08/30/06	20,049	20,045
Fortis Bank NY
3.83% - 3.84%, 01/25/06	60,146	60,146
HBOS Treasury Services PLC
3.39%, 12/14/05	24,058	24,058
HSBC Bank USA N.A.
3.72%, 08/03/06	20,049	20,055
Nordea Bank PLC
3.63%, 10/02/06	24,058	24,053
Royal Bank of Scotland
3.78%, 06/27/06	20,049	20,046
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	62,151	62,141
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	110,267	110,271
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	32,078	32,078
Wells Fargo Bank N.A.
3.73%, 10/06/05	22,053	22,053

		511,227
COMMERCIAL PAPER[5] – 4.26%
Alpine Securitization Corp.
3.72%, 10/19/05	80,194	80,062
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	394,812	393,867
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	134,005	133,693
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	140,340	140,280

36	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Barton Capital Corp.
3.74%, 10/14/05	$60,146	$60,077
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	80,194	80,194
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	47,826	47,656
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	140,766	140,595
Cantabric Finance LLC
3.73%, 10/31/05	15,416	15,371
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	22,811	22,779
Chesham Finance LLC
3.68%, 10/11/05	40,097	40,064
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	30,219	30,164
CRC Funding LLC
3.78%, 10/24/05	22,053	22,005
Dorada Finance Inc.
3.76%, 01/26/06	4,010	3,962
Fairway Finance LLC
3.75%, 10/20/05	16,039	16,039
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	35,965	35,942
Ford Credit Auto Receivables
3.77%, 10/17/05	34,885	34,833
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	192,173	191,728
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	198,010	197,788
General Electric Capital Corp.
3.72%, 10/14/05	200,486	200,258
Georgetown Funding Co. LLC
3.82%, 11/02/05	78,362	78,112
Giro Funding Corp.
3.66%, 10/06/05	$20,049	$20,042
Grampian Funding LLC
3.84%, 01/31/06	40,097	39,584
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	20,049	20,049
HSBC PLC
3.88%, 02/03/06	12,029	11,870
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	59,958	59,901
Landale Funding LLC
3.74%, 10/17/05	80,194	80,078
Leafs LLC
3.80%, 01/20/06 - 02/21/06[6]	42,098	42,098
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	42,216	42,174
Lockhart Funding LLC
3.71%, 10/13/05	16,702	16,685
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	76,185	76,069
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	71,557	71,477
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	112,272	112,002
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	76,454	76,273
Prudential Funding LLC
3.71%, 10/13/05	40,097	40,056
Ranger Funding Co. LLC
3.67%, 10/04/05	22,111	22,109
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	40,097	39,501
Sedna Finance Inc.
3.92%, 02/21/06	10,024	9,870

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
Societe Generale
3.77%, 10/07/05	$51,986	$51,964
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	164,130	163,952
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	99,468	99,342
Three Pillars Funding Corp.
3.65%, 10/03/05	24,058	24,058
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	58,333	58,180
Tulip Funding Corp.
3.79%, 12/01/05	18,044	17,932
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	300,729	300,655
Windmill Funding Corp.
3.78%, 10/25/05	26,063	26,003
Yorktown Capital LLC
3.75%, 10/20/05	34,083	34,022

		3,521,415
LOAN PARTICIPATIONS[5] – 0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	20,049	20,049

		20,049
MEDIUM-TERM NOTES[5] – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06[6]	12,430	12,429
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06[6]	64,156	64,149

		76,578
MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[4,7]	81,249	81,249

		81,249

Security	Principal	Value
REPURCHASE AGREEMENTS[5] – 2.68%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $1,263,468 and effective yields of 3.75% - 3.88%.[8]	$1,263,062	$1,263,062
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $952,619 and an effective yield of 3.90%.[8]	952,309	952,309

		2,215,371
TIME DEPOSITS[5] – 0.27%
Chase Bank USA N.A.
3.88%, 10/03/05	43,677	43,677
Lloyds TSB Bank PLC
3.90%, 10/03/05	40,097	40,097
Rabobank Nederland NV
3.89%, 10/03/05	140,340	140,340

		224,114
VARIABLE & FLOATING RATE NOTES[5] – 4.48%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06[6]	74,581	74,581
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	138,335	138,336
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	66,160	66,161
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	90,219	90,223
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[6]	122,297	122,386
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06[6]	26,063	26,063
Bank of America N.A.
3.81%, 08/10/06	200,486	200,486

38	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06[6]	$137,934	$137,930
BMW US Capital LLC
3.74%, 09/15/06[6]	40,097	40,097
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	76,185	76,181
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06[6]	107,861	107,856
Commodore CDO Ltd.
3.91%, 06/13/06[6]	10,024	10,024
Credit Suisse First Boston
3.77%, 07/19/06	100,243	100,243
DEPFA Bank PLC
3.88%, 09/15/06	40,097	40,097
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06[6]	63,755	63,758
Eli Lilly Services Inc.
3.66%, 09/01/06[6]	40,097	40,097
Fairway Finance LLC
3.78%, 01/20/06	20,049	20,048
Fifth Third Bancorp
3.79%, 09/22/06[6]	80,194	80,194
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06[6]	28,068	28,069
General Electric Capital Corp.
3.80%, 10/06/06	18,044	18,060
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	10,024	10,024
Hartford Life Global Funding Trust
3.76%, 08/15/06	40,097	40,097
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06[6]	120,292	120,291
HSBC Bank USA N.A.
3.95%, 05/04/06	14,034	14,041
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06[6]	$116,282	$116,283
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06[6]	156,379	156,393
Lothian Mortgages PLC
3.82%, 01/24/06	40,097	40,097
Marshall & Ilsley Bank
3.90%, 02/20/06	40,097	40,116
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06[6]	80,194	80,227
Natexis Banques Populaires
3.80%, 10/16/06[6]	30,073	30,073
National City Bank (Ohio)
3.62%, 01/06/06	20,049	20,047
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06[6]	148,360	148,372
Nordea Bank AB
3.71%, 08/11/06[6]	70,170	70,170
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06[6]	128,311	128,313
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06[6]	109,064	109,065
Principal Life Income Funding Trusts
3.74%, 05/10/06	30,073	30,074
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	133,824	133,798
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06[6]	34,083	34,081
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06[6]	178,834	178,834
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06[6]	40,097	40,097

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Strips III LLC
3.88%, 07/24/06[6,9]	$11,528	$11,528
SunTrust Bank
3.63%, 04/28/06	60,146	60,146
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06[6]	89,417	89,408
Toyota Motor Credit Corp.
3.87%, 04/10/06	18,044	18,044
Unicredito Italiano SpA
3.80%, 06/14/06	52,126	52,114
Union Hamilton Special Funding LLC
4.00%, 03/28/06	40,097	40,097
US Bank N.A.
3.77%, 09/29/06	18,044	18,039
Wachovia Asset Securitization Inc.
3.82%, 10/25/05[6]	92,605	92,604
Wells Fargo & Co.
3.76%, 09/15/06[6]	20,049	20,050
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06[6]	90,219	90,214
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06[6]	102,649	102,645
Winston Funding Ltd.
3.71%, 10/23/05[6]	28,629	28,629
World Savings Bank
3.69%, 03/09/06	60,146	60,144

		3,705,045

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,355,048)		10,355,048

TOTAL INVESTMENTS IN SECURITIES – 112.16% (Cost: $81,406,634)		92,723,667
Other Assets, Less Liabilities – (12.16)%		(10,054,597)

NET ASSETS – 100.00%		$82,669,070

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
[9]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

40	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.78%
AUSTRALIA – 0.38%
CSL Ltd.	35,639	$1,045,084
Mayne Group Ltd.	125,757	516,665

		1,561,749
BELGIUM – 0.20%
UCB SA	15,597	825,895

		825,895
CANADA – 0.29%
Biovail Corp.[1]	29,987	700,454
MDS Inc.	27,318	491,470

		1,191,924
DENMARK – 0.55%
Novo Nordisk A/S Class B2	45,373	2,250,434

		2,250,434
FRANCE – 4.09%
Essilor International SA2	17,030	1,414,670
Sanofi-Aventis[2]	183,219	15,186,737

		16,601,407
GERMANY – 0.83%
Altana AG	12,874	722,993
Fresenius Medical Care AG2	6,437	587,878
Schering AG2	32,342	2,051,039

		3,361,910
IRELAND – 0.16%
Elan Corp. PLC[1]	70,493	637,424

		637,424
JAPAN – 4.37%
Astellas Pharma Inc.	94,835	3,572,838
Daiichi Sanyko Co. Ltd.[1]	131,394	2,695,340
Eisai Co. Ltd.[2]	47,100	2,015,484
Takeda Pharmaceutical Co. Ltd.	141,300	8,427,634
Terumo Corp.[2]	31,400	1,011,205

		17,722,501
SWITZERLAND – 11.20%
Novartis AG	505,697	25,750,636
Roche Holding AG Bearer	4,867	773,888
Roche Holding AG Genusschein[2]	129,996	18,129,363
Serono SA	1,256	829,053

		45,482,940
UNITED KINGDOM – 10.87%
AstraZeneca PLC	299,870	$13,978,675
GlaxoSmithKline PLC	1,080,945	27,575,363
Shire Pharmaceuticals Group PLC	90,275	1,101,169
Smith & Nephew PLC	173,642	1,462,225

		44,117,432
UNITED STATES – 66.84%
Abbott Laboratories	286,368	12,142,003
Aetna Inc.	53,851	4,638,725
Allergan Inc.[2]	24,178	2,215,188
AmerisourceBergen Corp.	19,782	1,529,149
Amgen Inc.[1]	228,435	18,199,416
Applera Corp. - Applied Biosystems Group[2]	37,052	861,088
Bard (C.R.) Inc.	19,939	1,316,572
Bausch & Lomb Inc.[2]	10,048	810,673
Baxter International Inc.	114,610	4,569,501
Becton, Dickinson & Co.	47,257	2,477,685
Biogen Idec Inc.[1]	62,957	2,485,542
Biomet Inc.[2]	49,926	1,732,931
Bristol-Myers Squibb Co.	360,315	8,669,179
Cardinal Health Inc.	78,657	4,990,000
Caremark Rx Inc.[1]	84,309	4,209,548
Chiron Corp.[1,2]	27,475	1,198,459
CIGNA Corp.	24,021	2,831,115
Coventry Health Care Inc.[1]	19,154	1,647,627
Express Scripts Inc.[1]	27,789	1,728,476
Fisher Scientific International Inc.[1]	22,608	1,402,826
Forest Laboratories Inc.[1]	63,114	2,459,553
Genzyme Corp.[1,2]	47,257	3,385,491
Gilead Sciences Inc.[1]	83,838	4,087,941
Guidant Corp.	60,759	4,185,688
HCA Inc.	83,367	3,994,947
Health Management Associates Inc. Class A2	45,059	1,057,535
Hospira Inc.[1]	29,516	1,209,271
Humana Inc.[1,2]	29,202	1,398,192
IMS Health Inc.	42,861	1,078,811
Johnson & Johnson	549,029	34,742,554
King Pharmaceuticals Inc.[1]	46,158	709,910
Laboratory Corp. of America Holdings[1]	25,277	1,231,243

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
Lilly (Eli) & Co.[2]	210,537	$11,267,940
Manor Care Inc.	16,642	639,219
McKesson Corp.	54,950	2,607,377
Medco Health Solutions Inc.[1,2]	55,735	3,055,950
MedImmune Inc.[1]	46,001	1,547,934
Medtronic Inc.	223,568	11,987,716
Merck & Co. Inc.	410,398	11,166,930
Millipore Corp.[1]	9,577	602,298
Mylan Laboratories Inc.	40,506	780,146
PerkinElmer Inc.	24,178	492,506
Pfizer Inc.	1,373,122	34,286,856
Quest Diagnostics Inc.	33,598	1,698,043
Schering-Plough Corp.[2]	272,395	5,733,915
St. Jude Medical Inc.[1]	66,568	3,115,382
Stryker Corp.	68,923	3,406,864
Tenet Healthcare Corp.[1]	86,350	969,711
Thermo Electron Corp.[1]	29,359	907,193
UnitedHealth Group Inc.[2]	233,773	13,138,043
Waters Corp.[1]	21,352	888,243
Watson Pharmaceuticals Inc.[1,2]	20,410	747,210
WellPoint Inc.[1]	113,511	8,606,404
Wyeth	246,647	11,412,357
Zimmer Holdings Inc.[1]	45,530	3,136,562

		271,391,638

TOTAL COMMON STOCKS
(Cost: $383,252,164)		405,145,254

SHORT-TERM INVESTMENTS – 7.98%

CERTIFICATES OF DEPOSIT[3] – 0.39%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$62,651	62,651
Bank of Nova Scotia
3.63%, 01/03/06	50,121	50,117
Credit Suisse First Boston
3.67%, 05/09/06	125,302	125,302
Danske Bank
3.70%, 10/17/05	125,302	125,301
Dexia Credit Local
3.78%, 08/30/06	62,651	62,640
Fortis Bank NY
3.83% - 3.84%, 01/25/06	187,954	187,954

Security	Principal	Value
HBOS Treasury Services PLC
3.39%, 12/14/05	$75,181	$75,181
HSBC Bank USA N.A.
3.72%, 08/03/06	62,651	62,670
Nordea Bank PLC
3.63%, 10/02/06	75,181	75,164
Royal Bank of Scotland
3.78%, 06/27/06	62,651	62,644
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	194,219	194,190
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	344,582	344,591
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	100,242	100,241
Wells Fargo Bank N.A.
3.73%, 10/06/05	68,916	68,916

		1,597,562
COMMERCIAL PAPER[3] – 2.71%
Alpine Securitization Corp.
3.72%, 10/19/05	250,605	250,191
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	1,233,774	1,230,817
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	418,761	417,786
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	438,559	438,367
Barton Capital Corp.
3.74%, 10/14/05	187,954	187,739
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	250,605	250,605
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	149,456	148,925
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	439,888	439,354

42	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Cantabric Finance LLC
3.73%, 10/31/05	$48,175	$48,035
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	71,285	71,183
Chesham Finance LLC
3.68%, 10/11/05	125,302	125,200
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	94,434	94,264
CRC Funding LLC
3.78%, 10/24/05	68,916	68,764
Dorada Finance Inc.
3.76%, 01/26/06	12,530	12,380
Fairway Finance LLC
3.75%, 10/20/05	50,121	50,121
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	112,389	112,316
Ford Credit Auto Receivables
3.77%, 10/17/05	109,013	108,853
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	600,534	599,145
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	618,775	618,082
General Electric Capital Corp.
3.72%, 10/14/05	626,512	625,800
Georgetown Funding Co. LLC
3.82%, 11/02/05	244,877	244,098
Giro Funding Corp.
3.66%, 10/06/05	62,651	62,632
Grampian Funding LLC
3.84%, 01/31/06	125,302	123,699
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	62,651	62,651
HSBC PLC
3.88%, 02/03/06	37,591	37,092
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	187,366	187,187
Landale Funding LLC
3.74%, 10/17/05	$250,605	$250,240
Leafs LLC
3.80%, 01/20/06 - 02/21/06[4]	131,555	131,555
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	131,922	131,794
Lockhart Funding LLC
3.71%, 10/13/05	52,193	52,140
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	238,075	237,714
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	223,615	223,362
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	350,847	350,003
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	238,915	238,349
Prudential Funding LLC
3.71%, 10/13/05	125,302	125,173
Ranger Funding Co. LLC
3.67%, 10/04/05	69,096	69,088
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	125,302	123,438
Sedna Finance Inc.
3.92%, 02/21/06	31,326	30,845
Societe Generale
3.77%, 10/07/05	162,455	162,387
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	512,899	512,342
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	310,835	310,438

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
Three Pillars Funding Corp.
3.65%, 10/03/05	$75,181	$75,181
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	182,287	181,808
Tulip Funding Corp.
3.79%, 12/01/05	56,386	56,036
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	939,768	939,539
Windmill Funding Corp.
3.78%, 10/25/05	81,447	81,258
Yorktown Capital LLC
3.75%, 10/20/05	106,507	106,318

		11,004,294
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	62,651	62,651

		62,651
MEDIUM-TERM NOTES[3] – 0.06%
Dorada Finance Inc.
3.93%, 07/07/06[4]	38,844	38,841
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06[4]	200,484	200,464

		239,305
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	271,966	271,966

		271,966
REPURCHASE AGREEMENTS[3] – 1.71%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $3,948,295 and effective yields of 3.75% - 3.88%.[7]	$3,947,026	3,947,026

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $2,976,899 and an effective yield of 3.90%.[7]	$2,975,932	$2,975,932

		6,922,958
TIME DEPOSITS[3] – 0.17%
Chase Bank USA N.A.
3.88%, 10/03/05	136,491	136,491
Lloyds TSB Bank PLC
3.90%, 10/03/05	125,302	125,302
Rabobank Nederland NV
3.89%, 10/03/05	438,559	438,559

		700,352
VARIABLE & FLOATING RATE NOTES[3] – 2.85%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06[4]	233,063	233,063
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	432,293	432,294
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	206,749	206,749
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	281,930	281,944
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	382,172	382,450
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06[4]	81,447	81,447
Bank of America N.A.
3.81%, 08/10/06	626,512	626,512
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06[4]	431,040	431,029
BMW US Capital LLC
3.74%, 09/15/06[4]	125,302	125,302

44	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	$238,075	$238,065
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06[4]	337,064	337,051
Commodore CDO Ltd.
3.91%, 06/13/06[4]	31,326	31,326
Credit Suisse First Boston
3.77%, 07/19/06	313,256	313,256
DEPFA Bank PLC
3.88%, 09/15/06	125,302	125,302
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06[4]	199,231	199,239
Eli Lilly Services Inc.
3.66%, 09/01/06[4]	125,302	125,302
Fairway Finance LLC
3.78%, 01/20/06	62,651	62,650
Fifth Third Bancorp
3.79%, 09/22/06[4]	250,605	250,605
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06[4]	87,712	87,714
General Electric Capital Corp.
3.80%, 10/06/06	56,386	56,438
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	31,326	31,326
Hartford Life Global Funding Trust
3.76%, 08/15/06	125,302	125,302
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06[4]	375,907	375,906
HSBC Bank USA N.A.
3.95%, 05/04/06	43,856	43,877
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06[4]	363,377	363,381
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06[4]	488,679	488,723
Lothian Mortgages PLC
3.82%, 01/24/06	$125,302	$125,302
Marshall & Ilsley Bank
3.90%, 02/20/06	125,302	125,360
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06[4]	250,605	250,706
Natexis Banques Populaires
3.80%, 10/16/06[4]	93,977	93,977
National City Bank (Ohio)
3.62%, 01/06/06	62,651	62,646
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06[4]	463,619	463,657
Nordea Bank AB
3.71%, 08/11/06[4]	219,279	219,279
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06[4]	400,968	400,974
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06[4]	340,823	340,823
Principal Life Income Funding Trusts
3.74%, 05/10/06	93,977	93,980
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	418,197	418,114
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06[4]	106,507	106,503
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06[4]	558,849	558,849
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06[4]	125,302	125,302
Strips III LLC
3.88%, 07/24/06[4,8]	36,024	36,024
SunTrust Bank
3.63%, 04/28/06	187,954	187,954
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06[4]	279,424	279,395

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Toyota Motor Credit Corp.
3.87%, 04/10/06	$56,386	$56,386
Unicredito Italiano SpA
3.80%, 06/14/06	162,893	162,853
Union Hamilton Special Funding LLC
4.00%, 03/28/06	125,302	125,302
US Bank N.A.
3.77%, 09/29/06	56,386	56,371
Wachovia Asset Securitization Inc.
3.82%, 10/25/05[4]	289,386	289,386
Wells Fargo & Co.
3.76%, 09/15/06[4]	62,651	62,657
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06[4]	281,930	281,915
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06[4]	320,774	320,765
Winston Funding Ltd.
3.71%, 10/23/05[4]	89,466	89,466
World Savings Bank
3.69%, 03/09/06	187,954	187,949

		11,578,148

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,377,236)		32,377,236

TOTAL INVESTMENTS IN SECURITIES – 107.76% (Cost: $415,629,400)		437,522,490
Other Assets, Less Liabilities – (7.76)%		(31,494,957)

NET ASSETS – 100.00%		$406,027,533

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

46	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.91%
CANADA – 1.59%
ATI Technologies Inc.[1]	6,138	$84,988
Celestica Inc.[1]	4,466	50,140
Cognos Inc.[1]	2,530	98,030
Nortel Networks Corp.[1]	104,148	341,896
Research in Motion Ltd.[1]	4,686	320,179

		895,233
FINLAND – 3.16%
Nokia OYJ	105,842	1,778,861

		1,778,861
FRANCE – 1.59%
Alcatel SA1,2	31,196	416,735
Cap Gemini SA1,2	3,168	123,675
Dassault Systemes SA	1,672	86,681
STMicroelectronics NV	15,708	271,008

		898,099
GERMANY – 1.84%
Epcos AG1,2	1,716	22,489
Infineon Technologies AG1	14,564	143,633
SAP AG2	5,038	873,451

		1,039,573
JAPAN – 9.85%
Advantest Corp.[2]	2,200	170,814
Canon Inc.	19,800	1,070,884
Fujitsu Ltd.	44,000	290,383
Hitachi Ltd.	88,000	558,249
Hoya Corp.	2,200	73,178
Hoya Corp. When Issued[1]	6,600	224,775
Konica Minolta Holdings Inc.	11,000	100,159
Kyocera Corp.	4,400	306,688
Murata Manufacturing Co. Ltd.	4,400	245,738
NEC Corp.	44,000	238,751
Nintendo Co. Ltd.	2,200	256,997
NTT Data Corp.[2]	44	170,037
Ricoh Corp. Ltd.	22,000	344,150
Rohm Co. Ltd.	2,200	191,195
Softbank Corp.[2]	6,600	366,861
TDK Corp.	2,200	157,032
Tokyo Electron Ltd.[2]	4,400	234,092
Toshiba Corp.	66,000	$291,159
Yahoo! Japan Corp.	110	129,081
Yahoo! Japan Corp. When Issued[1]	110	131,022

		5,551,245
NETHERLANDS – 0.35%
ASML Holding NV1	11,836	194,929

		194,929
SOUTH KOREA – 3.30%
Samsung Electronics Co. Ltd. GDR	6,534	1,858,923

		1,858,923
SWEDEN – 2.31%
Telefonaktiebolaget LM Ericsson Class B2	354,904	1,299,401

		1,299,401
TAIWAN – 2.69%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	121,550	999,141
United Microelectronics Corp. ADR[2]	143,836	517,810

		1,516,951
UNITED KINGDOM – 0.75%
ARM Holdings PLC	35,376	73,536
Dimension Data Holdings PLC[1]	52,206	34,634
Electrocomponents PLC	11,000	47,337
LogicaCMG PLC	17,446	54,320
Misys PLC	14,674	52,439
Sage Group PLC	34,848	142,102
Spirent PLC[1]	21,604	19,683

		424,051
UNITED STATES – 72.48%
ADC Telecommunications Inc.[1,2]	2,845	65,037
Adobe Systems Inc.	11,704	349,364
Advanced Micro Devices Inc.[1]	9,724	245,045
Affiliated Computer Services Inc. Class A1,2	3,036	165,766
Agilent Technologies Inc.[1]	12,078	395,554
Altera Corp.[1]	9,350	178,679
Analog Devices Inc.	8,976	333,369
Andrew Corp.[1]	4,180	46,607
Apple Computer Inc.[1]	20,240	1,085,066
Applied Materials Inc.	39,138	663,780

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2005

Security	Shares	Value
Applied Micro Circuits Corp.[1,2]	9,900	$29,700
Autodesk Inc.	5,654	262,572
Automatic Data Processing Inc.	13,640	587,066
Avaya Inc.[1]	9,790	100,837
BMC Software Inc.[1]	5,302	111,872
Broadcom Corp. Class A1	6,930	325,086
CIENA Corp.[1]	16,170	42,689
Cisco Systems Inc.[1,2]	153,120	2,745,442
Citrix Systems Inc.[1]	3,960	99,554
Computer Associates International Inc.	11,286	313,864
Computer Sciences Corp.[1]	4,554	215,450
Compuware Corp.[1]	9,438	89,661
Comverse Technology Inc.[1]	4,730	124,257
Convergys Corp.[1,2]	3,300	47,421
Corning Inc.[1]	35,552	687,220
Dell Inc.[1]	57,772	1,975,802
Electronic Arts Inc.[1]	7,326	416,776
Electronic Data Systems Corp.	12,078	271,030
EMC Corp.[1]	58,146	752,409
First Data Corp.	18,524	740,960
Fiserv Inc.[1,2]	4,840	222,011
Freescale Semiconductor Inc. Class B1,2	9,900	233,442
Gateway Inc.[1,2]	8,932	24,116
Hewlett-Packard Co.	69,234	2,021,633
Intel Corp.	146,674	3,615,514
International Business Machines Corp.	38,104	3,056,703
Intuit Inc.[1,2]	4,598	206,036
Jabil Circuit Inc.[1]	4,422	136,728
JDS Uniphase Corp.[1]	33,880	75,214
KLA-Tencor Corp.	4,774	232,780
Lexmark International Inc.[1]	2,794	170,574
Linear Technology Corp.	7,282	273,730
LSI Logic Corp.[1]	9,416	92,748
Lucent Technologies Inc.[1,2]	104,984	341,198
Maxim Integrated Products Inc.	7,832	334,035
Mercury Interactive Corp.[1]	2,090	82,764
Micron Technology Inc.[1]	14,300	190,190
Microsoft Corp.	221,848	5,708,149

Security	Shares or Principal	Value
Molex Inc.	4,510	$120,327
Motorola Inc.	59,246	1,308,744
National Semiconductor Corp.	8,470	222,761
NCR Corp. [1]	4,796	153,040
Network Appliance Inc.[1,2]	8,888	211,001
Novell Inc. [1]	9,130	68,019
Novellus Systems Inc.	3,102	77,798
NVIDIA Corp.[1,2]	4,070	139,520
Oracle Corp.[1]	91,146	1,129,299
Parametric Technology Corp.[1]	6,776	47,229
Paychex Inc.[2]	8,206	304,278
PMC-Sierra Inc.[1]	4,972	43,803
QLogic Corp.[1]	2,376	81,259
QUALCOMM Inc.	39,050	1,747,488
Sabre Holdings Corp.	3,300	66,924
Sanmina-SCI Corp.[1]	12,342	52,947
Scientific-Atlanta Inc.	3,806	142,763
Siebel Systems Inc.	12,892	133,174
Solectron Corp.[1]	21,626	84,558
Sun Microsystems Inc.[1,2]	80,872	317,018
Symantec Corp.[1]	28,864	654,058
Symbol Technologies Inc.	5,910	57,209
Tektronix Inc.	2,442	61,612
Tellabs Inc.[1]	10,450	109,934
Teradyne Inc.[1,2]	4,884	80,586
Texas Instruments Inc.	39,644	1,343,932
Unisys Corp.[1]	6,512	43,240
Xerox Corp.[1]	22,902	312,612
Xilinx Inc.	8,272	230,375
Yahoo! Inc.[1]	30,316	1,025,893

		40,856,901

TOTAL COMMON STOCKS (Cost: $53,359,389)		56,314,167

SHORT-TERM INVESTMENTS – 9.45%

CERTIFICATES OF DEPOSIT[3] – 0.47%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$10,334	10,334
Bank of Nova Scotia
3.63%, 01/03/06	8,267	8,266
Credit Suisse First Boston
3.67%, 05/09/06	20,668	20,668

48	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Danske Bank
3.70%, 10/17/05	$20,668	$20,668
Dexia Credit Local
3.78%, 08/30/06	10,334	10,332
Fortis Bank NY
3.83% - 3.84%, 01/25/06	31,002	31,002
HBOS Treasury Services PLC
3.39%, 12/14/05	12,401	12,401
HSBC Bank USA N.A.
3.72%, 08/03/06	10,334	10,337
Nordea Bank PLC
3.63%, 10/02/06	12,401	12,398
Royal Bank of Scotland
3.78%, 06/27/06	10,334	10,333
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	32,035	32,030
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	56,836	56,838
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	16,534	16,534
Wells Fargo Bank N.A.
3.73%, 10/06/05	11,367	11,367

		263,508
COMMERCIAL PAPER[3] – 3.22%
Alpine Securitization Corp.
3.72%, 10/19/05	41,336	41,267
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	203,503	203,015
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	69,072	68,910
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	72,337	72,305
Barton Capital Corp.
3.74%, 10/14/05	31,002	30,966
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	41,336	41,336
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	$24,652	$24,564
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	72,557	72,468
Cantabric Finance LLC
3.73%, 10/31/05	7,946	7,923
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	11,758	11,741
Chesham Finance LLC
3.68%, 10/11/05	20,668	20,651
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	15,576	15,548
CRC Funding LLC
3.78%, 10/24/05	11,367	11,342
Dorada Finance Inc.
3.76%, 01/26/06	2,067	2,042
Fairway Finance LLC
3.75%, 10/20/05	8,267	8,267
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	18,538	18,525
Ford Credit Auto Receivables
3.77%, 10/17/05	17,981	17,955
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	99,054	98,825
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	102,063	101,948
General Electric Capital Corp.
3.72%, 10/14/05	103,339	103,221
Georgetown Funding Co. LLC
3.82%, 11/02/05	40,391	40,262
Giro Funding Corp.
3.66%, 10/06/05	10,334	10,331
Grampian Funding LLC
3.84%, 01/31/06	20,668	20,403

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

i SHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	$10,334	$10,334
HSBC PLC
3.88%, 02/03/06	6,200	6,118
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	30,905	30,876
Landale Funding LLC
3.74%, 10/17/05	41,336	41,275
Leafs LLC
3.80%, 01/20/06 - 02/21/06[4]	21,699	21,699
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	21,760	21,739
Lockhart Funding LLC
3.71%, 10/13/05	8,609	8,600
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	39,269	39,209
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	36,884	36,842
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	57,870	57,730
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	39,407	39,313
Prudential Funding LLC
3.71%, 10/13/05	20,668	20,646
Ranger Funding Co. LLC
3.67%, 10/04/05	11,397	11,396
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	20,668	20,360
Sedna Finance Inc.
3.92%, 02/21/06	5,167	5,088
Societe Generale
3.77%, 10/07/05	26,796	26,785
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	84,599	84,508

Security	Shares or Principal	Value
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	$51,270	$51,205
Three Pillars Funding Corp.
3.65%, 10/03/05	12,401	12,401
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	30,067	29,988
Tulip Funding Corp.
3.79%, 12/01/05	9,301	9,243
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	155,008	154,970
Windmill Funding Corp.
3.78%, 10/25/05	13,434	13,403
Yorktown Capital LLC
3.75%, 10/20/05	17,568	17,536

		1,815,079
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	10,334	10,334

		10,334
MEDIUM-TERM NOTES[3] – 0.07%
Dorada Finance Inc.
3.93%, 07/07/06[4]	6,407	6,407
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06[4]	33,068	33,065

		39,472
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	32,946	32,946

		32,946
REPURCHASE AGREEMENTS[3] – 2.02%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $651,244 and effective yields of 3.75% - 3.88%.[7]	$651,035	651,035

50	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $491,020 and an effective yield of 3.90%.[7]	$490,860	$490,860

		1,141,895
TIME DEPOSITS[3] – 0.20%
Chase Bank USA N.A.
3.88%, 10/03/05	22,513	22,513
Lloyds TSB Bank PLC
3.90%, 10/03/05	20,668	20,668
Rabobank Nederland NV
3.89%, 10/03/05	72,337	72,337

		115,518
VARIABLE & FLOATING RATE NOTES[3] – 3.39%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06[4]	38,442	38,442
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	71,304	71,305
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	34,102	34,102
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	46,503	46,505
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	63,037	63,083
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06[4]	13,434	13,434
Bank of America N.A.
3.81%, 08/10/06	103,339	103,339
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06[4]	71,097	71,095
BMW US Capital LLC
3.74%, 09/15/06[4]	20,668	20,668
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	$39,269	$39,267
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06[4]	55,596	55,594
Commodore CDO Ltd.
3.91%, 06/13/06[4]	5,167	5,167
Credit Suisse First Boston
3.77%, 07/19/06	51,669	51,669
DEPFA Bank PLC
3.88%, 09/15/06	20,668	20,668
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06[4]	32,862	32,864
Eli Lilly Services Inc.
3.66%, 09/01/06[4]	20,668	20,668
Fairway Finance LLC
3.78%, 01/20/06	10,334	10,334
Fifth Third Bancorp
3.79%, 09/22/06[4]	41,336	41,336
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06[4]	14,467	14,467
General Electric Capital Corp.
3.80%, 10/06/06	9,301	9,309
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	5,167	5,167
Hartford Life Global Funding Trust
3.76%, 08/15/06	20,668	20,668
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06[4]	62,003	62,004
HSBC Bank USA N.A.
3.95%, 05/04/06	7,234	7,237
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06[4]	59,937	59,937
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06[4]	80,604	80,611
Lothian Mortgages PLC
3.82%, 01/24/06	20,668	20,668

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Marshall & Ilsley Bank
3.90%, 02/20/06	$20,668	$20,677
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06[4]	41,336	41,352
Natexis Banques Populaires
3.80%, 10/16/06[4]	15,501	15,501
National City Bank (Ohio)
3.62%, 01/06/06	10,334	10,333
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06[4]	76,471	76,477
Nordea Bank AB
3.71%, 08/11/06[4]	36,169	36,169
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06[4]	66,137	66,138
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06[4]	56,216	56,216
Principal Life Income Funding Trusts
3.74%, 05/10/06	15,501	15,501
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	68,979	68,965
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06[4]	17,568	17,566
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06[4]	92,178	92,180
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06[4]	20,668	20,668
Strips III LLC
3.88%, 07/24/06[4,8]	5,942	5,942
SunTrust Bank
3.63%, 04/28/06	31,002	31,002
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06[4]	46,089	46,085
Toyota Motor Credit Corp.
3.87%, 04/10/06	9,301	9,300
Unicredito Italiano SpA
3.80%, 06/14/06	$26,868	$26,861
Union Hamilton Special Funding LLC
4.00%, 03/28/06	20,668	20,668
US Bank N.A.
3.77%, 09/29/06	9,301	9,298
Wachovia Asset Securitization Inc.
3.82%, 10/25/05[4]	47,732	47,732
Wells Fargo & Co.
3.76%, 09/15/06[4]	10,334	10,335
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06[4]	46,502	46,500
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06[4]	52,910	52,908
Winston Funding Ltd.
3.71%, 10/23/05[4]	14,757	14,757
World Savings Bank
3.69%, 03/09/06	31,002	31,001

		1,909,740
TOTAL SHORT-TERM INVESTMENTS (Cost: $5,328,492)		5,328,492

TOTAL INVESTMENTS IN SECURITIES – 109.36% (Cost: $58,687,881)		61,642,659
Other Assets, Less Liabilities – (9.36)%		(5,274,505)

NET ASSETS – 100.00%		$56,368,154

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

52	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.64%
AUSTRALIA – 1.77%
Telstra Corp. Ltd.[1]	339,227	$1,054,336

		1,054,336
BRAZIL – 0.56%
Brasil Telecom Participacoes SA ADR	2,277	96,841
Tele Norte Leste Participacoes SA ADR	14,398	237,999

		334,840
CANADA – 3.79%
BCE Inc.	51,796	1,421,422
TELUS Corp.	19,941	833,481

		2,254,903
CHILE – 0.18%
Compania de Telecomunicaciones de Chile SA ADR	9,764	105,939

		105,939
DENMARK – 0.95%
TDC A/S ADR	21,041	567,686

		567,686
FRANCE – 5.35%
Bouygues SA1	11,362	529,725
France Telecom SA1	92,139	2,652,767

		3,182,492
GERMANY – 4.35%
Deutsche Telekom AG1	141,887	2,589,940

		2,589,940
GREECE – 0.56%
Hellenic Telecommunications Organization SA ADR[2]	33,242	334,414

		334,414
HONG KONG – 2.56%
China Mobil Ltd.	287,500	1,408,269
China Unicom Ltd.	138,000	114,737

		1,523,006
ITALY – 3.07%
Telecom Italia SpA[1]	560,487	1,827,907

		1,827,907
JAPAN – 7.20%
Nippon Telegraph & Telephone Corp.	529	$2,604,394
NTT DoCoMo Inc.	943	1,680,660

		4,285,054
MEXICO – 3.48%
America Movil SA de CV Series L ADR	51,865	1,365,087
Telefonos de Mexico ADR	33,212	706,419

		2,071,506
NETHERLANDS – 1.56%
Koninklijke KPN NV	103,247	928,619

		928,619
NEW ZEALAND – 0.40%
Telecom Corp. of New Zealand Ltd.	57,362	240,049

		240,049
NORWAY – 0.63%
Telenor ASA	41,469	371,831

		371,831
PORTUGAL – 0.96%
Portugal Telecom SGPS ADR	62,583	569,505

		569,505
SOUTH KOREA – 0.70%
SK Telecom Co. Ltd. ADR	19,102	417,188

		417,188
SPAIN – 7.41%
Telefonica SA1	268,502	4,409,059

		4,409,059
SWEDEN – 0.89%
TeliaSonera AB1	111,182	529,332

		529,332
SWITZERLAND – 0.62%
Swisscom AG ADR[1]	11,178	366,415

		366,415
UNITED KINGDOM – 21.01%
BT Group PLC	463,887	1,823,922
Cable & Wireless PLC	131,261	332,066
O2 PLC[2]	479,918	1,339,334
Vodafone Group PLC	3,451,886	9,007,429

		12,502,751

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
UNITED STATES – 31.64%
Alltel Corp.	20,976	$1,365,747
AT&T Corp.	44,344	878,011
BellSouth Corp.[1]	100,142	2,633,735
CenturyTel Inc.	7,153	250,212
Citizens Communications Co.[1]	18,699	253,371
Qwest Communications International Inc.[2]	85,928	352,305
SBC Communications Inc.	180,550	4,327,783
Sprint Nextel Corp.	160,701	3,821,470
Verizon Communications Inc.	151,225	4,943,545

		18,826,179

TOTAL COMMON STOCKS (Cost: $57,660,507)		59,292,951
SHORT-TERM INVESTMENTS – 10.40%
CERTIFICATES OF DEPOSIT[3] – 0.51%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$11,900	11,900
Bank of Nova Scotia
3.63%, 01/03/06	9,520	9,519
Credit Suisse First Boston
3.67%, 05/09/06	23,800	23,800
Danske Bank
3.70%, 10/17/05	23,800	23,800
Dexia Credit Local
3.78%, 08/30/06	11,900	11,898
Fortis Bank NY
3.83% - 3.84%, 01/25/06	35,700	35,700
HBOS Treasury Services PLC
3.39%, 12/14/05	14,280	14,280
HSBC Bank USA N.A.
3.72%, 08/03/06	11,900	11,904
Nordea Bank PLC
3.63%, 10/02/06	14,280	14,277
Royal Bank of Scotland
3.78%, 06/27/06	11,900	11,899
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	36,890	36,885

Security	Principal	Value
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	$65,451	$65,452
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	19,040	19,040
Wells Fargo Bank N.A.
3.73%, 10/06/05	13,090	13,090

		303,444
COMMERCIAL PAPER[3] – 3.51%
Alpine Securitization Corp.
3.72%, 10/19/05	47,601	47,522
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	234,346	233,790
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	79,540	79,356
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	83,301	83,265
Barton Capital Corp.
3.74%, 10/14/05	35,700	35,660
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	47,601	47,601
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	28,388	28,287
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	83,553	83,453
Cantabric Finance LLC
3.73%, 10/31/05	9,150	9,124
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	13,540	13,521
Chesham Finance LLC
3.68%, 10/11/05	23,800	23,781
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	17,937	17,905

54	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
CRC Funding LLC
3.78%, 10/24/05	$13,090	$13,061
Dorada Finance Inc.
3.76%, 01/26/06	2,380	2,351
Fairway Finance LLC
3.75%, 10/20/05	9,520	9,520
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	21,347	21,333
Ford Credit Auto Receivables
3.77%, 10/17/05	20,706	20,676
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	114,067	113,804
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	117,532	117,401
General Electric Capital Corp.
3.72%, 10/14/05	119,001	118,866
Georgetown Funding Co. LLC
3.82%, 11/02/05	46,513	46,365
Giro Funding Corp.
3.66%, 10/06/05	11,900	11,896
Grampian Funding LLC
3.84%, 01/31/06	23,800	23,496
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	11,900	11,900
HSBC PLC
3.88%, 02/03/06	7,140	7,045
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	35,589	35,554
Landale Funding LLC
3.74%, 10/17/05	47,601	47,531
Leafs LLC
3.80%, 01/20/06 - 02/21/06[4]	24,988	24,987
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	25,058	25,033
Lockhart Funding LLC
3.71%, 10/13/05	9,914	9,904
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	$45,220	$45,152
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	42,474	42,426
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	66,641	66,481
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	45,380	45,272
Prudential Funding LLC
3.71%, 10/13/05	23,800	23,776
Ranger Funding Co. LLC
3.67%, 10/04/05	13,124	13,123
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	23,800	23,446
Sedna Finance Inc.
3.92%, 02/21/06	5,950	5,859
Societe Generale
3.77%, 10/07/05	30,857	30,844
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	97,421	97,315
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	59,041	58,965
Three Pillars Funding Corp.
3.65%, 10/03/05	14,280	14,280
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	34,624	34,533
Tulip Funding Corp.
3.79%, 12/01/05	10,710	10,644
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	178,502	178,459
Windmill Funding Corp.
3.78%, 10/25/05	15,470	15,434

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
Yorktown Capital LLC
3.75%, 10/20/05	$20,230	$20,194

		2,090,191
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	11,900	11,900

		11,900
MEDIUM-TERM NOTES[3] – 0.08%
Dorada Finance Inc.
3.93%, 07/07/06[4]	7,378	7,378
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06[4]	38,080	38,077

		45,455
MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	91,319	91,319

		91,319
REPURCHASE AGREEMENTS[3] – 2.21%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $749,949 and effective yields of 3.75% - 3.88%.[7]	$749,708	749,708
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $565,440 and an effective yield of 3.90%.[7]	565,256	565,256

		1,314,964
TIME DEPOSITS[3] – 0.22%
Chase Bank USA N.A.
3.88%, 10/03/05	25,925	25,925
Lloyds TSB Bank PLC
3.90%, 10/03/05	23,800	23,800
Rabobank Nederland NV
3.89%, 10/03/05	83,301	83,301

		133,026

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES [3] – 3.70%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06[4]	$44,268	$44,268
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	82,111	82,110
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	39,270	39,270
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	53,551	53,553
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	72,591	72,644
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06[4]	15,470	15,470
Bank of America N.A.
3.81%, 08/10/06	119,001	119,001
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06[4]	81,873	81,870
BMW US Capital LLC
3.74%, 09/15/06[4]	23,800	23,800
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	45,220	45,219
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06[4]	64,023	64,021
Commodore CDO Ltd.
3.91%, 06/13/06[4]	5,950	5,950
Credit Suisse First Boston
3.77%, 07/19/06	59,501	59,501
DEPFA Bank PLC
3.88%, 09/15/06	23,800	23,800
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06[4]	37,842	37,844

56	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
Eli Lilly Services Inc.
3.66%, 09/01/06[4]	$23,800	$23,800
Fairway Finance LLC
3.78%, 01/20/06	11,900	11,900
Fifth Third Bancorp
3.79%, 09/22/06[4]	47,601	47,601
Five Finance Inc.
3.79% - 3.82%,
02/27/06 - 06/26/06[4]	16,660	16,661
General Electric Capital Corp.
3.80%, 10/06/06	10,710	10,720
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	5,950	5,950
Hartford Life Global Funding Trust
3.76%, 08/15/06	23,800	23,800
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06[4]	71,401	71,400
HSBC Bank USA N.A.
3.95%, 05/04/06	8,330	8,334
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06[4]	69,021	69,021
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06[4]	92,821	92,829
Lothian Mortgages PLC
3.82%, 01/24/06	23,800	23,800
Marshall & Ilsley Bank
3.90%, 02/20/06	23,800	23,811
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06[4]	47,601	47,619
Natexis Banques Populaires
3.80%, 10/16/06[4]	17,850	17,850
National City Bank (Ohio)
3.62%, 01/06/06	11,900	11,899
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06[4]	88,061	88,068
Nordea Bank AB
3.71%, 08/11/06[4]	$41,650	$41,650
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06[4]	76,161	76,163
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06[4]	64,737	64,736
Principal Life Income Funding Trusts
3.74%, 05/10/06	17,850	17,851
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	79,433	79,418
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06[4]	20,230	20,230
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06[4]	106,149	106,150
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06[4]	23,800	23,800
Strips III LLC
3.88%, 07/24/06[4,8]	6,842	6,842
SunTrust Bank
3.63%, 04/28/06	35,700	35,700
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06[4]	53,075	53,069
Toyota Motor Credit Corp.
3.87%, 04/10/06	10,710	10,710
Unicredito Italiano SpA
3.80%, 06/14/06	30,940	30,933
Union Hamilton Special Funding LLC
4.00%, 03/28/06	23,800	23,800
US Bank N.A.
3.77%, 09/29/06	10,710	10,707
Wachovia Asset Securitization Inc.
3.82%, 10/25/05[4]	54,967	54,966
Wells Fargo & Co.
3.76%, 09/15/06[4]	11,900	11,901

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2005

Security	Principal	Value
WhistleJacket Capital LLC
3.67% - 3.79%,
10/14/05 - 07/28/06[4]	$53,551	$53,547
White Pine Finance LLC
3.65% - 3.80%,
11/01/05 - 06/20/06[4]	60,929	60,927
Winston Funding Ltd.
3.71%, 10/23/05[4]	16,993	16,993
World Savings Bank
3.69%, 03/09/06	35,700	35,700

		2,199,177

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,189,476)		6,189,476

TOTAL INVESTMENTS IN SECURITIES – 110.04% (Cost: $63,849,983)		65,482,427
Other Assets, Less Liabilities – (10.04)%		(5,976,071)

NET ASSETS – 100.00%		$59,506,356

ADR – American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

58	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.47%
AUSTRIA – 0.15%
OMV AG	30,500	$1,816,921

		1,816,921
BELGIUM – 1.79%
AGFA Gevaert NV1	15,250	368,643
Dexia Group[1]	143,960	3,250,879
Electrabel SA	5,490	2,760,131
Fortis	247,965	7,213,881
Groupe Bruxelles Lambert SA1	13,725	1,344,488
InBev NV1	39,040	1,549,027
KBC Groupe SA1	39,040	3,172,422
Solvay SA	12,200	1,423,089
UCB SA	16,165	855,971

		21,938,531
DENMARK – 0.78%
AP Moller - Maersk A/S	180	1,843,708
Danske Bank A/S	86,925	2,668,263
Novo Nordisk A/S Class B	42,395	2,102,730
TDC A/S	38,735	2,090,164
Vestas Wind Systems A/S2	36,905	894,349

		9,599,214
FINLAND – 1.59%
Fortum OYJ	80,215	1,615,077
Nokia OYJ	840,885	14,132,553
Stora Enso OYJ Class R	124,440	1,716,356
UPM-Kymmene OYJ	101,260	2,032,701

		19,496,687
FRANCE – 14.69%
Accor SA1	40,260	2,039,629
Alcatel SA2	248,880	3,324,689
Alstom[2]	19,993	952,130
Arcelor[1]	122,305	2,869,514
Assurances Generales de France[1]	15,250	1,463,539
AXA[1]	298,900	8,230,823
BNP Paribas SA1	148,230	11,303,629
Bouygues SA1	39,955	1,862,801
Cap Gemini SA1,2	24,095	940,643
Carrefour SA1	116,205	5,363,126
Christian Dior SA	10,675	883,547
Compagnie de Saint-Gobain SA1	61,610	$3,555,045
Compagnie Generale des Etablissements Michelin Class B1	27,145	1,599,714
Credit Agricole SA1	129,015	3,795,345
Dassault Systemes SA1	10,675	553,424
Essilor International SA1	17,995	1,494,832
Etablissements Economiques du Casino Guichard-Perrachon SA1	8,540	607,479
European Aeronautic Defence and Space Co.	61,305	2,180,415
France Telecom SA	320,860	9,237,855
Groupe Danone[1]	50,020	5,406,488
Hermes International[1]	4,270	1,011,607
Lafarge SA1	32,635	2,880,156
Lagardere S.C.A.[1]	23,790	1,693,697
L’Air Liquide SA1	20,740	3,825,793
L’Oreal SA1	50,630	3,934,161
LVMH Moet Hennessy Louis Vuitton SA1	48,800	4,036,130
Pernod-Ricard SA1	12,810	2,268,779
PPR[1]	13,115	1,380,396
PSA Peugeot Citroen[1]	32,635	2,223,071
Publicis Groupe[1]	27,450	876,358
Renault SA1	37,210	3,535,144
Safran SA1	28,365	614,201
Sanofi-Aventis[1]	190,320	15,775,327
Schneider Electric SA1	42,700	3,382,318
Societe Generale Class A1	70,150	8,030,524
Societe Television Francaise[1]	24,572	653,829
Sodexho Alliance SA1	19,520	739,212
STMicroelectronics NV	122,260	2,109,334
Suez SA1	203,130	5,889,934
Thales/Ex Thomson CSF[1]	17,385	809,693
Thomson SA1	53,172	1,109,048
Total SA1	118,035	32,318,351
Valeo SA1	13,195	550,118
Veolia Environment[1]	77,470	3,279,334
Vinci SA1	30,805	2,661,084
Vivendi Universal SA	204,655	6,701,521

		179,953,787

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2005

Security	Shares	Value
GERMANY – 10.18%
Adidas-Salomon AG1	8,540	$1,488,632
Allianz AG1	75,335	10,203,577
Altana AG1	13,115	736,528
BASF AG	101,565	7,653,240
Bayer AG	138,165	5,078,982
Bayerische Hypo-Und Vereinsbank AG2	113,460	3,206,429
Bayerische Motoren Werke AG1	62,525	2,944,470
Commerzbank AG	96,075	2,629,405
Continental AG	27,755	2,285,510
DaimlerChrysler AG Registered[1]	159,515	8,488,972
Deutsche Bank AG1	104,615	9,815,365
Deutsche Boerse AG1	20,130	1,929,444
Deutsche Lufthansa AG	61,000	811,198
Deutsche Post AG	117,730	2,762,175
Deutsche Telekom AG1	495,015	9,035,777
E.ON AG1	131,455	12,113,293
Epcos AG1,2	10,065	131,906
Fresenius Medical Care AG1	6,405	584,956
Hypo Real Estate Holding AG	24,705	1,252,782
Infineon Technologies AG2	113,765	1,121,975
Linde AG1	15,250	1,127,072
MAN AG	26,840	1,381,110
Metro AG1	27,755	1,370,972
MLP AG1	10,370	217,420
Muenchener Rueckversicherungs-Gesellschaft AG	35,075	4,017,377
Puma AG	2,440	664,167
RWE AG1	89,154	5,917,243
SAP AG1	39,955	6,927,097
Schering AG	32,940	2,088,962
Siemens AG1	151,890	11,738,388
ThyssenKrupp AG1	76,250	1,596,838
TUI AG1	39,650	847,087
Volkswagen AG1	41,785	2,579,358

		124,747,707
GREECE – 0.23%
Hellenic Telecommunications Organization SA ADR[2]	94,245	948,105
National Bank of Greece SA ADR	236,708	1,879,462

		2,827,567
IRELAND – 0.81%
Allied Irish Banks PLC	166,225	$3,547,242
Bank of Ireland	185,741	2,944,793
CRH PLC	100,364	2,728,637
Elan Corp. PLC[2]	79,300	717,060

		9,937,732
ITALY – 5.18%
Alleanza Assicurazioni SpA[1]	80,520	997,001
Assicurazioni Generali SpA[1]	209,230	6,619,254
Autostrade SpA	46,665	1,203,437
Banca Fideuram SpA[1]	45,750	262,830
Banca Intesa SpA[1]	697,840	3,262,338
Banca Monte dei Paschi di Siena SpA[1]	241,865	1,076,021
Banca Nazionale del Lavoro SpA[1,2]	172,630	555,711
Banche Popolari Unite Scrl[1]	64,050	1,304,278
Banco Popolare di Verona e Novara Scrl[1]	70,760	1,338,542
Benetton Group SpA[1]	8,376	90,079
Capitalia SpA[1]	237,595	1,303,377
Enel SpA[1]	789,340	6,823,458
Eni SpA[1]	491,965	14,656,430
Fiat SpA[1,2]	107,055	960,287
Fineco SpA	27,452	250,052
Finmeccanica SpA[1]	53,985	1,074,587
Luxottica Group SpA[1]	22,265	555,130
Mediaset SpA[1]	147,010	1,744,953
Mediobanca SpA[1]	63,135	1,246,063
Mediolanum SpA[1]	40,260	276,918
Pirelli & Co. SpA[1]	460,550	490,019
Riunione Adriatica di Sicurta SpA[1]	56,730	1,295,430
Sanpaolo IMI SpA[1]	189,100	2,945,610
Seat Pagine Gaille SpA[1,2]	729,560	360,634
Snam Rete Gas SpA[1]	174,460	1,020,138
Telecom Italia SpA[1]	1,945,595	6,345,136
Tiscali SpA[1,2]	47,580	165,497
Unicredito Italiano SpA[1]	922,015	5,213,532

		63,436,742
NETHERLANDS – 4.91%
ABN AMRO Holding NV1	357,155	8,581,936
Aegon NV	230,580	3,433,285
Akzo Nobel NV	55,036	2,406,665

60	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2005

Security	Shares	Value
ASML Holding NV2	93,635	$1,542,092
Burhmann NV	34,023	412,249
DSM NV	39,064	1,539,618
Heineken NV	46,360	1,492,927
ING Groep NV	418,460	12,501,914
Koninklijke Ahold NV2	299,510	2,271,346
Koninklijke KPN NV	357,460	3,215,048
Koninklijke Philips Electronics NV	250,100	6,666,896
Randstad Holding NV1	12,200	469,803
Reed Elsevier NV1	139,385	1,929,209
Royal Numico NV1,2	32,635	1,432,602
TNT Post Group NV	70,760	1,763,395
Unilever NV CVA[1]	108,580	7,743,296
VNU NV1	49,715	1,567,402
Wolters Kluwer NV CVA	59,541	1,111,241

		60,080,924
NORWAY – 0.74%
Norsk Hydro ASA	27,755	3,118,253
Orkla ASA	34,770	1,324,333
Statoil ASA[1]	120,780	3,008,254
Telenor ASA	148,840	1,334,571
Tomra Systems ASA[1]	31,110	222,204

		9,007,615
PORTUGAL – 0.53%
Banco Comercial Portugues SA Class R1	620,370	1,727,762
Banco Espirito Santo e Comercial de Lisboa SA	27,911	447,220
Brisa-Auto Estradas de Portugal SA1	81,435	705,929
CIMPOR-Cimentos de Portugal SGPS SA1	48,190	266,680
Energias de Portugal SA	463,295	1,295,886
Portugal Telecom SGPS SA1	226,615	2,076,460

		6,519,937
SPAIN – 5.95%
Abertis Infraestructuras SA1	64,355	1,877,668
Acerinox SA	33,550	467,597
Actividades de Construcciones y Servicios SA	50,630	1,480,270
Altadis SA	53,985	2,425,793
Banco Bilbao Vizcaya Argentaria SA	644,160	11,331,054
Banco Popular Espanol SA	204,655	$2,501,967
Banco Santander Central Hispano SA	1,187,975	15,654,843
Bankinter SA	11,895	619,540
Endesa SA1	200,385	5,380,302
Gas Natural SDG SA1	28,975	845,396
Grupo Ferrovial SA	11,895	993,129
Iberdrola SA1	171,715	4,813,405
Industria de Diseno Textil SA	49,105	1,445,748
Repsol YPF SA1	186,355	6,057,343
Telefonica SA	938,790	15,415,826
Union Fenosa SA1	46,970	1,556,175

		72,866,056
SWEDEN – 3.29%
ASSA Abloy AB Class B1	66,795	946,246
Atlas Copco AB Class A	61,915	1,201,525
Electrolux AB Class B1	57,645	1,353,580
ForeningsSparbanken AB	79,605	1,931,023
Hennes & Mauritz AB Class B1	88,755	3,174,927
Holmen AB Class B1	9,760	306,833
Nordea AB1	438,285	4,394,446
Sandvik AB1	40,260	2,007,909
Securitas AB Class B1	66,490	1,032,246
Skandia Forsakrings AB1	194,590	1,017,063
Skandinaviska Enskilda Banken AB Class A1	89,060	1,636,126
Skanska AB Class B1	74,425	1,102,478
SKF AB1	73,200	956,485
Svenska Cellulosa AB Class B1	36,295	1,274,860
Svenska Handelsbanken AB Class A1	99,735	2,316,103
Swedish Match AB	59,170	708,091
Telefonaktiebolaget LM Ericsson Class B1	2,811,185	10,292,518
TeliaSonera AB1	385,825	1,836,894
Volvo AB Class A1	20,130	851,603
Volvo AB Class B1	44,225	1,931,023

		40,271,979
SWITZERLAND – 10.08%
ABB Ltd.[2]	353,800	2,596,043
Adecco SA	25,620	1,174,435
Baloise Holding Registered	10,065	507,446
Ciba Specialty Chemicals AG	12,200	722,490

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2005

Security	Shares	Value
Clariant AG Registered[2]	43,615	$629,233
Compagnie Financiere Richemont AG	101,260	4,025,267
Credit Suisse Group[1]	230,885	10,261,556
Givaudan SA Registered	1,201	772,254
Holcim Ltd.	31,720	2,114,667
Nestle SA	76,860	22,594,485
Novartis AG	519,415	26,449,172
Roche Holding AG Bearer	5,101	811,096
Roche Holding AG Genusschein	133,590	18,630,585
Serono SA1	1,201	792,748
Swatch Group AG (The) Class B	6,405	885,795
Swiss Life Holding[1]	5,185	736,779
Swiss Re	61,610	4,061,935
Swisscom AG	3,892	1,276,956
Syngenta AG2	20,130	2,115,660
UBS AG Registered	206,790	17,643,514
Zurich Financial Services AG2	27,450	4,694,764

		123,496,880
UNITED KINGDOM – 38.57%
Aegis Group PLC	212,890	527,273
Alliance & Leicester PLC	73,810	1,122,965
AMVESCAP PLC	154,330	1,004,733
Anglo American PLC	282,735	8,453,152
ARM Holdings PLC	281,210	584,549
Associated British Foods PLC	67,100	976,362
AstraZeneca PLC	304,695	14,203,597
Aviva PLC	449,570	4,950,956
AWG PLC	26,840	466,280
BAA PLC	204,045	2,252,490
BAE Systems PLC	612,440	3,721,711
Barclays PLC[3]	1,227,320	12,441,273
BBA Group PLC	93,330	489,964
BG Group PLC	671,610	6,392,221
BHP Billiton PLC	468,785	7,596,640
BOC Group PLC	94,245	1,922,383
Boots Group PLC	140,605	1,513,609
BP PLC	3,976,285	47,376,992
BPB PLC	96,990	1,262,866
Brambles Industries PLC	135,115	832,429
British Airways PLC[2]	119,255	617,626
British American Tobacco PLC	289,140	6,092,174
British Land Co. PLC	99,125	$1,649,280
British Sky Broadcasting Group PLC	227,225	2,253,119
BT Group PLC	1,606,740	6,317,420
Bunzl PLC	67,611	679,388
Cable & Wireless PLC	447,740	1,132,698
Cadbury Schweppes PLC	397,110	4,018,456
Capita Group PLC	125,660	837,534
Carnival PLC	33,245	1,723,830
Centrica PLC	698,755	3,040,972
Cobham PLC	195,200	546,482
Compass Group PLC	409,310	1,493,478
Cookson Group PLC[2]	33,400	194,990
Cookson Group PLC Deferred[2,4]	108,864	—
Corus Group PLC	898,225	818,361
Corus Group PLC Deferred[2,4]	315,252	56
Daily Mail and General Trust PLC Class A	55,510	648,138
Diageo PLC	559,675	8,069,487
Dimension Data Holdings PLC[2]	228,140	151,351
DSG International	353,190	940,367
Electrocomponents PLC	82,655	355,692
EMAP PLC	47,580	692,750
EMI Group PLC	150,365	645,076
Enterprise Inns PLC	65,880	981,919
Exel PLC[1]	55,205	1,198,327
FirstGroup PLC	78,995	461,175
FKI PLC	121,695	240,049
Friends Provident PLC	406,260	1,343,996
Gallaher Group PLC	120,475	1,875,564
GKN PLC	136,335	710,908
GlaxoSmithKline PLC	1,108,065	28,267,206
Group 4 Securicor PLC[2]	210,755	563,931
GUS PLC	195,505	2,955,441
Hammerson PLC	54,595	899,680
Hanson PLC	136,335	1,419,405
Hays PLC	301,645	655,043
HBOS PLC	738,710	11,153,981
Hilton Group PLC	316,285	1,759,753
HSBC Holdings PLC	2,138,050	34,684,830
IMI PLC	66,185	502,307
Imperial Chemical Industries PLC	234,545	1,241,689

62	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2005

Security	Shares	Value
Imperial Tobacco Group PLC	136,030	$3,908,167
Intercontinental Hotels Group PLC	83,875	1,063,908
Invensys PLC[2]	1,182,485	303,330
ITV PLC	772,870	1,545,031
J Sainsbury PLC	254,065	1,256,259
Johnson Matthey PLC	42,395	887,262
Kesa Electricals PLC	97,741	441,362
Kingfisher PLC	437,370	1,671,303
Land Securities Group PLC	88,755	2,322,274
Legal & General Group PLC	1,240,130	2,490,092
Lloyds TSB Group PLC	1,062,925	8,781,564
LogicaCMG PLC	140,300	436,840
Lonmin PLC	28,060	642,850
Man Group PLC	57,340	1,679,850
Marks & Spencer Group PLC	311,710	2,066,544
Misys PLC	98,210	350,961
Mitchells & Butlers PLC	95,160	614,889
National Grid PLC	512,019	4,814,395
Next PLC	49,410	1,216,764
Northern Rock PLC	79,910	1,180,429
O2 PLC[2]	1,663,775	4,643,189
Old Mutual PLC	771,650	1,894,112
Pearson PLC	152,805	1,781,457
Peninsular & Oriental Steam Navigation Co. PLC	146,705	866,850
Pilkington PLC	200,690	493,507
Provident Financial PLC	48,495	537,919
Prudential Corp. PLC	455,975	4,150,293
Rank Group PLC	130,235	687,740
Reckitt Benckiser PLC	115,595	3,531,700
Reed International PLC	242,780	2,252,739
Rentokil Initial PLC	343,735	1,004,888
Reuters Group PLC	277,855	1,839,638
Rexam PLC	104,920	954,984
Rio Tinto PLC	202,520	8,304,887
Rolls-Royce Group PLC[2]	301,035	1,989,115
Royal & Sun Alliance Insurance Group PLC	578,280	992,344
Royal Bank of Scotland Group PLC	604,510	17,207,268
Royal Dutch Shell PLC Class A	767,990	25,474,708
Royal Dutch Shell PLC Class B	523,979	18,150,097
SABMiller PLC	160,430	3,119,146
Sage Group PLC	246,745	$1,006,171
Schroders PLC	22,875	373,926
Scottish & Newcastle PLC	137,250	1,126,027
Scottish & Southern Energy PLC	161,040	2,931,578
Scottish Power PLC	354,410	3,583,229
Severn Trent PLC	64,965	1,138,952
Shire Pharmaceuticals Group PLC	94,550	1,153,316
Slough Estates PLC	79,605	749,916
Smith & Nephew PLC	179,950	1,515,344
Smith WH PLC	38,196	228,057
Smiths Group PLC	107,975	1,831,868
Spirent PLC[2]	189,710	172,842
Standard Chartered PLC	237,900	5,147,227
Tate & Lyle PLC	90,585	727,953
Tesco PLC[1]	1,492,975	8,174,582
3i Group PLC	106,445	1,476,365
TI Automotive Ltd.[2,4]	3,861	—
Tomkins PLC	149,450	764,093
Trinity Mirror PLC	54,595	579,987
Unilever PLC	552,660	5,788,048
United Business Media PLC	52,155	510,700
United Utilities PLC	165,005	1,912,013
Vodafone Group PLC	11,977,655	31,254,762
Whitbread PLC	49,936	838,805
William Hill PLC	74,725	770,703
William Morrison Supermarkets PLC	441,030	1,386,852
Wolseley PLC	113,155	2,400,188
WPP Group PLC	242,475	2,475,114
Xstrata PLC	71,675	1,862,696
Yell Group PLC	134,810	1,140,590

		472,498,933

TOTAL COMMON STOCKS (Cost: $999,737,129)		1,218,497,212
PREFERRED STOCKS – 0.18%
GERMANY– 0.18%
Henkel KGaA[1]	10,980	1,001,722
Porsche AG	1,525	1,176,255

		2,177,977

TOTAL PREFERRED STOCKS (Cost: $1,590,819)		2,177,977

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 16.54%
CERTIFICATES OF DEPOSIT[5] – 0.82%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$394,475	$394,475
Bank of Nova Scotia
3.63%, 01/03/06	315,580	315,555
Credit Suisse First Boston
3.67%, 05/09/06	788,950	788,950
Danske Bank
3.70%, 10/17/05	788,950	788,941
Dexia Credit Local
3.78%, 08/30/06	394,475	394,403
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,183,425	1,183,431
HBOS Treasury Services PLC
3.39%, 12/14/05	473,370	473,370
HSBC Bank USA N.A.
3.72%, 08/03/06	394,475	394,591
Nordea Bank PLC
3.63%, 10/02/06	473,370	473,259
Royal Bank of Scotland
3.78%, 06/27/06	394,475	394,432
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	1,222,872	1,222,685
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	2,169,612	2,169,669
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	631,160	631,160
Wells Fargo Bank N.A.
3.73%, 10/06/05	433,922	433,921

		10,058,842
COMMERCIAL PAPER[5] – 5.66%
Alpine Securitization Corp.
3.72%, 10/19/05	1,577,900	1,575,291
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	7,768,293	7,749,646
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	$2,636,671	$2,630,532
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	2,761,325	2,760,124
Barton Capital Corp.
3.74%, 10/14/05	1,183,425	1,182,072
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	1,577,900	1,577,900
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	941,028	937,690
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	2,769,695	2,766,336
Cantabric Finance LLC
3.73%, 10/31/05	303,328	302,448
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	448,834	448,194
Chesham Finance LLC
3.68%, 10/11/05	788,950	788,305
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	594,592	593,521
CRC Funding LLC
3.78%, 10/24/05	433,922	432,966
Dorada Finance Inc.
3.76%, 01/26/06	78,895	77,947
Fairway Finance LLC
3.75%, 10/20/05	315,580	315,579
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	707,641	707,184
Ford Credit Auto Receivables
3.77%, 10/17/05	686,386	685,380
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	3,781,184	3,772,437

64	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2005

Security	Principal	Value
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	$3,896,032	$3,891,676
General Electric Capital Corp.
3.72%, 10/14/05	3,944,750	3,940,266
Georgetown Funding Co. LLC
3.82%, 11/02/05	1,541,837	1,536,929
Giro Funding Corp.
3.66%, 10/06/05	394,475	394,355
Grampian Funding LLC
3.84%, 01/31/06	788,950	778,851
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	394,475	394,475
HSBC PLC
3.88%, 02/03/06	236,685	233,547
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	1,179,725	1,178,601
Landale Funding LLC
3.74%, 10/17/05	1,577,900	1,575,605
Leafs LLC
3.80%, 01/20/06 - 02/21/06[6]	828,316	828,316
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	830,630	829,822
Lockhart Funding LLC
3.71%, 10/13/05	328,629	328,291
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	1,499,005	1,496,731
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	1,407,960	1,406,367
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	2,209,060	2,203,743
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	1,504,299	1,500,726
Prudential Funding LLC
3.71%, 10/13/05	788,950	788,137
Ranger Funding Co. LLC
3.67%, 10/04/05	$435,051	$435,006
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	788,950	777,211
Sedna Finance Inc.
3.92%, 02/21/06	197,237	194,209
Societe Generale
3.77%, 10/07/05	1,022,874	1,022,445
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	3,229,401	3,225,894
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	1,957,132	1,954,631
Three Pillars Funding Corp.
3.65%, 10/03/05	473,370	473,370
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	1,147,749	1,144,734
Tulip Funding Corp.
3.79%, 12/01/05	355,027	352,822
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	5,917,124	5,915,678
Windmill Funding Corp.
3.78%, 10/25/05	512,817	511,633
Yorktown Capital LLC
3.75%, 10/20/05	670,607	669,420

		69,287,043
LOAN PARTICIPATIONS[5] – 0.03%
Army & Air Force Exchange Service
3.67%, 10/03/05	394,475	394,475

		394,475
MEDIUM-TERM NOTES[5] – 0.12%
Dorada Finance Inc.
3.93%, 07/07/06[6]	244,574	244,556
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06[6]	1,262,320	1,262,191

		1,506,747

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[3,7]	515,442	$515,442

		515,442
REPURCHASE AGREEMENTS[5] – 3.56%
Bank of America N.A Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $24,859,916 and effective yields of 3.75% - 3.88%.[8]	$24,851,923	24,851,923
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $18,743,651 and an effective yield of 3.90%.[8]	18,737,561	18,737,561

		43,589,484
TIME DEPOSITS[5] – 0.36%
Chase Bank USA N.A.
3.88%, 10/03/05	859,395	859,395
Lloyds TSB Bank PLC
3.90%, 10/03/05	788,950	788,950
Rabobank Nederland NV
3.89%, 10/03/05	2,761,325	2,761,325

		4,409,670
VARIABLE & FLOATING RATE NOTES[5] – 5.95%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06[6]	1,467,447	1,467,455
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	2,721,877	2,721,873
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	1,301,767	1,301,767
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	1,775,137	1,775,220

Security	Principal	Value
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[6]	$2,406,297	$2,408,046
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06[6]	512,817	512,817
Bank of America N.A.
3.81%, 08/10/06	3,944,750	3,944,750
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06[6]	2,713,988	2,713,913
BMW US Capital LLC
3.74%, 09/15/06[6]	788,950	788,950
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	1,499,005	1,498,943
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06[6]	2,122,275	2,122,197
Commodore CDO Ltd.
3.91%, 06/13/06[6]	197,237	197,237
Credit Suisse First Boston
3.77%, 07/19/06	1,972,375	1,972,375
DEPFA Bank PLC
3.88%, 09/15/06	788,950	788,950
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06[6]	1,254,430	1,254,485
Eli Lilly Services Inc.
3.66%, 09/01/06[6]	788,950	788,950
Fairway Finance LLC
3.78%, 01/20/06	394,475	394,469
Fifth Third Bancorp
3.79%, 09/22/06[6]	1,577,900	1,577,900
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06[6]	552,265	552,274
General Electric Capital Corp.
3.80%, 10/06/06	355,027	355,354

66	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2005

Security	Principal	Value
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	$197,237	$197,237
Hartford Life Global Funding Trust
3.76%, 08/15/06	788,950	788,950
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06[6]	2,366,850	2,366,850
HSBC Bank USA N.A.
3.95%, 05/04/06	276,132	276,264
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06[6]	2,287,955	2,287,974
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06[6]	3,076,905	3,077,175
Lothian Mortgages PLC
3.82%, 01/24/06	788,950	788,950
Marshall & Ilsley Bank
3.90%, 02/20/06	788,950	789,314
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06[6]	1,577,900	1,578,533
Natexis Banques Populaires
3.80%, 10/16/06[6]	591,712	591,712
National City Bank (Ohio)
3.62%, 01/06/06	394,475	394,444
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06[6]	2,919,115	2,919,355
Nordea Bank AB
3.71%, 08/11/06[6]	1,380,662	1,380,662
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06[6]	2,524,640	2,524,680
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06[6]	2,145,944	2,145,944
Principal Life Income Funding Trusts
3.74%, 05/10/06	591,712	591,731
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	2,633,120	2,632,599
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06[6]	$670,607	$670,580
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06[6]	3,518,717	3,518,718
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06[6]	788,950	788,950
Strips III LLC
3.88%, 07/24/06[6,9]	226,819	226,819
SunTrust Bank
3.63%, 04/28/06	1,183,425	1,183,425
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06[6]	1,759,358	1,759,179
Toyota Motor Credit Corp.
3.87%, 04/10/06	355,027	355,025
Unicredito Italiano SpA
3.80%, 06/14/06	1,025,635	1,025,382
Union Hamilton Special Funding LLC
4.00%, 03/28/06	788,950	788,950
US Bank N.A.
3.77%, 09/29/06	355,027	354,935
Wachovia Asset Securitization Inc.
3.82%, 10/25/05[6]	1,822,080	1,822,080
Wells Fargo & Co.
3.76%, 09/15/06[6]	394,475	394,511
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06[6]	1,775,137	1,775,039
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06[6]	2,019,712	2,019,650
Winston Funding Ltd.
3.71%, 10/23/05[6]	563,310	563,310
World Savings Bank
3.69%, 03/09/06	1,183,425	1,183,397

		72,900,249

TOTAL SHORT-TERM INVESTMENTS (Cost: $202,661,952)		202,661,952

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2005

Value
TOTAL INVESTMENTS IN SECURITIES – 116.19% (Cost: $1,203,989,900)	$1,423,337,141
Other Assets, Less Liabilities – (16.19)%	(198,336,236)

NET ASSETS – 100.00%	$1,225,000,905

ADR – American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
[9]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

68	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.03%
ARGENTINA – 3.59%
Grupo Financiero Galicia SA ADR[1,2]	169,690	$1,471,211
Petrobras Energia Participaciones SA ADR[1,2]	382,778	6,178,037
Tenaris SA ADR[2]	168,812	23,269,046

		30,918,294
BRAZIL – 49.91%
Aracruz Celulose SA ADR	245,968	9,981,381
Banco Bradesco SA ADR[2]	869,184	42,520,481
Banco Itau Holding Financiera SA ADR[2]	354,703	42,089,058
Brasil Telecom Participacoes SA ADR[2]	176,113	7,490,086
Centrais Eletricas Brasileiras SA ADR	724,032	7,262,620
Companhia de Bebidas das Americas ADR	817,960	30,411,753
Companhia Energetica de Minas Gerais ADR[2]	326,024	12,414,994
Companhia Paranaense de Energia ADR	321,623	2,482,930
Companhia Siderurgica Nacional SA ADR[2]	563,241	13,078,456
Companhia Vale do Rio Doce ADR[2]	1,094,190	47,991,173
Companhia Vale do Rio Doce Class A ADR	1,605,368	62,464,869
Empresa Brasileira de Aeronautica SA ADR[2]	356,576	13,763,834
Gerdau SA ADR[2]	889,265	13,276,727
Petroleo Brasileiro SA ADR[2]	1,315,747	94,062,753
Tele Norte Leste Participacoes SA ADR[2]	979,522	16,191,499
Unibanco – Uniao de Bancos Brasileiros SA GDR	278,496	14,648,890

		430,131,504
CHILE – 9.55%
Banco de Chile ADR[2]	98,957	4,012,706
Banco Santander Chile SA ADR	395,879	17,367,212
Compania de Telecomunicaciones de Chile SA ADR	964,080	10,460,268

Security	Shares or Principal	Value
Distribucion y Servicio D&S SA ADR[2]	311,473	$6,852,406
Empresa Nacional de Electricidad SA ADR[2]	692,801	20,652,398
Enersis SA ADR	1,040,626	11,904,761
Sociedad Quimica y Minera de Chile SA ADR[2]	87,306	11,021,509

		82,271,260
MEXICO – 35.98%
Alfa SA Class A	1,160,000	7,101,788
America Movil SA de CV Series L	67,021,800	88,192,712
Cemex SA de CV Series CPO	13,710,000	71,501,801
Fomento Economico Mexicano SA de CV Class UBD	2,310,600	16,100,159
Grupo Carso SA de CV Series A1	2,997,200	6,612,176
Grupo Modelo SA de CV Series C	2,339,600	7,560,989
Grupo Televisa SA Series CPO	6,134,400	21,935,288
Kimberly-Clark de Mexico SA de CV Class A	1,977,100	7,443,701
Telefonos de Mexico SA de CV Series L ADR	48,333,000	51,364,444
Wal-Mart de Mexico SA de CV Series V	6,356,900	32,274,812

		310,087,870

TOTAL COMMON STOCKS (Cost: $643,478,256)		853,408,928
PREFERRED STOCKS – 0.68%
BRAZIL – 0.68%
Centrais Eletricas Brasileiras SA ADR[2]	606,816	5,899,769

		5,899,769

TOTAL PREFERRED STOCKS (Cost: $4,609,020)		5,899,769
SHORT-TERM INVESTMENTS – 12.40%
CERTIFICATES OF DEPOSIT[3] – 0.61%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$206,140	206,148
Bank of Nova Scotia
3.63%, 01/03/06	164,912	164,899

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2005

Security	Principal	Value
Credit Suisse First Boston
3.67%, 05/09/06	$412,279	$412,279
Danske Bank
3.70%, 10/17/05	412,279	412,274
Dexia Credit Local
3.78%, 08/30/06	206,140	206,102
Fortis Bank NY
3.83% - 3.84%, 01/25/06	618,419	618,422
HBOS Treasury Services PLC
3.39%, 12/14/05	247,367	247,367
HSBC Bank USA N.A.
3.72%, 08/03/06	206,140	206,200
Nordea Bank PLC
3.63%, 10/02/06	247,367	247,310
Royal Bank of Scotland
3.78%, 06/27/06	206,140	206,117
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	639,033	638,935
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	1,133,768	1,133,798
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	329,823	329,823
Wells Fargo Bank N.A.
3.73%, 10/06/05	226,754	226,753

		5,256,427
COMMERCIAL PAPER[3] – 4.20%
Alpine Securitization Corp.
3.72%, 10/19/05	824,558	823,195
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	4,059,453	4,049,709
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	1,377,837	1,374,629
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	1,442,977	1,442,349
Barton Capital Corp.
3.74%, 10/14/05	$618,419	$617,712
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	824,558	824,558
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	491,750	490,006
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	1,447,351	1,445,596
Cantabric Finance LLC
3.73%, 10/31/05	158,509	158,049
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	234,546	234,212
Chesham Finance LLC
3.68%, 10/11/05	412,279	411,942
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	310,714	310,155
CRC Funding LLC
3.78%, 10/24/05	226,754	226,254
Dorada Finance Inc.
3.76%, 01/26/06	41,228	40,733
Fairway Finance LLC
3.75%, 10/20/05	164,912	164,911
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	369,790	369,550
Ford Credit Auto Receivables
3.77%, 10/17/05	358,683	358,157
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	1,975,922	1,971,350
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	2,035,937	2,033,661
General Electric Capital Corp.
3.72%, 10/14/05	2,061,396	2,059,053
Georgetown Funding Co. LLC
3.82%, 11/02/05	805,713	803,148

70	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2005

Security	Principal	Value
Giro Funding Corp.
3.66%, 10/06/05	$206,140	$206,077
Grampian Funding LLC
3.84%, 01/31/06	412,279	407,002
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	206,140	206,140
HSBC PLC
3.88%, 02/03/06	123,684	122,044
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	616,485	615,898
Landale Funding LLC
3.74%, 10/17/05	824,558	823,359
Leafs LLC
3.80%, 01/20/06 - 02/21/06[4]	432,851	432,850
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	434,060	433,638
Lockhart Funding LLC
3.71%, 10/13/05	171,731	171,554
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	783,330	782,142
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	735,753	734,921
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	1,154,382	1,151,603
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	786,097	784,230
Prudential Funding LLC
3.71%, 10/13/05	412,279	411,854
Ranger Funding Co. LLC
3.67%, 10/04/05	227,343	227,320
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	412,279	406,145
Sedna Finance Inc.
3.92%, 02/21/06	103,070	101,487

Security	Shares or Principal	Value
Societe Generale
3.77%, 10/07/05	$534,520	$534,296
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	1,687,578	1,685,744
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	1,022,733	1,021,425
Three Pillars Funding Corp.
3.65%, 10/03/05	247,367	247,367
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	599,775	598,200
Tulip Funding Corp.
3.79%, 12/01/05	185,526	184,373
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	3,092,093	3,091,337
Windmill Funding Corp.
3.78%, 10/25/05	267,981	267,362
Yorktown Capital LLC
3.75%, 10/20/05	350,437	349,817

		36,207,114
LOAN PARTICIPATIONS[3] – 0.03%
Army & Air Force Exchange Service
3.67%, 10/03/05	206,140	206,140

		206,140
MEDIUM-TERM NOTES[3] – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06[4]	127,807	127,797
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06[4]	659,647	659,579

		787,376
MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	1,219,641	1,219,641

		1,219,641

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2005

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 2.64%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $12,990,969 and effective yields of 3.75% - 3.88%.[7]	$12,986,792	$12,986,792
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $9,794,811 and an effective yield of 3.90%.[7]	9,791,629	9,791,629

		22,778,421
TIME DEPOSITS[3] – 0.27%
Chase Bank USA N.A.
3.88%, 10/03/05	449,092	449,092
Lloyds TSB Bank PLC
3.90%, 10/03/05	412,279	412,279
Rabobank Nederland NV
3.89%, 10/03/05	1,442,977	1,442,977

		2,304,348
VARIABLE & FLOATING RATE NOTES[3] – 4.42%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06[4]	766,839	766,843
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	1,422,363	1,422,361
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	680,261	680,261
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	927,628	927,671
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	1,257,451	1,258,365
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06[4]	267,981	267,981
Bank of America N.A.
3.81%, 08/10/06	2,061,396	2,061,396
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06[4]	$1,418,240	$1,418,201
BMW US Capital LLC
3.74%, 09/15/06[4]	412,279	412,279
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	783,330	783,298
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06[4]	1,109,031	1,108,989
Commodore CDO Ltd.
3.91%, 06/13/06[4]	103,070	103,070
Credit Suisse First Boston
3.77%, 07/19/06	1,030,698	1,030,698
DEPFA Bank PLC
3.88%, 09/15/06	412,279	412,279
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06[4]	655,524	655,552
Eli Lilly Services Inc.
3.66%, 09/01/06[4]	412,279	412,279
Fairway Finance LLC
3.78%, 01/20/06	206,140	206,136
Fifth Third Bancorp
3.79%, 09/22/06[4]	824,558	824,558
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06[4]	288,595	288,600
General Electric Capital Corp.
3.80%, 10/06/06	185,526	185,696
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	103,070	103,070
Hartford Life Global Funding Trust
3.76%, 08/15/06	412,279	412,279
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06[4]	1,236,837	1,236,837
HSBC Bank USA N.A.
3.95%, 05/04/06	144,298	144,366

72	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2005

Security	Principal	Value
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06[4]	$1,195,609	$1,195,620
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06[4]	1,607,889	1,608,030
Lothian Mortgages PLC
3.82%, 01/24/06	412,279	412,279
Marshall & Ilsley Bank
3.90%, 02/20/06	412,279	412,470
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06[4]	824,558	824,889
Natexis Banques Populaires
3.80%, 10/16/06[4]	309,209	309,209
National City Bank (Ohio)
3.62%, 01/06/06	206,140	206,123
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06[4]	1,525,433	1,525,559
Nordea Bank AB
3.71%, 08/11/06[4]	721,488	721,488
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06[4]	1,319,293	1,319,314
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06[4]	1,121,399	1,121,399
Principal Life Income Funding Trusts
3.74%, 05/10/06	309,209	309,219
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	1,375,982	1,375,709
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06[4]	350,437	350,423
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06[4]	1,838,765	1,838,764
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06[4]	412,279	412,279
Strips III LLC
3.88%, 07/24/06[4,8]	$118,528	$118,528
SunTrust Bank
3.63%, 04/28/06	618,419	618,419
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06[4]	919,382	919,290
Toyota Motor Credit Corp.
3.87%, 04/10/06	185,526	185,524
Unicredito Italiano SpA
3.80%, 06/14/06	535,963	535,831
Union Hamilton Special Funding LLC
4.00%, 03/28/06	412,279	412,279
US Bank N.A.
3.77%, 09/29/06	185,526	185,477
Wachovia Asset Securitization Inc.
3.82%, 10/25/05[4]	952,159	952,158
Wells Fargo & Co.
3.76%, 09/15/06[4]	206,140	206,158
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06[4]	927,628	927,575
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06[4]	1,055,435	1,055,404
Winston Funding Ltd.
3.71%, 10/23/05[4]	294,367	294,367
World Savings Bank
3.69%, 03/09/06	618,419	618,404

		38,095,253

TOTAL SHORT-TERM INVESTMENTS (Cost: $106,854,720)		106,854,720

TOTAL INVESTMENTS IN SECURITIES – 112.11% (Cost: $754,941,996)		966,163,417
Other Assets, Less Liabilities – (12.11)%		(104,379,770)

NET ASSETS – 100.00%		$861,783,647

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2005

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

74	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.62%
ADVERTISING – 0.27%
DENTSU Inc.[1]	120	$340,921

		340,921
AGRICULTURE – 0.70%
Japan Tobacco Inc.	56	884,419

		884,419
AIRLINES – 0.46%
All Nippon Airways Co. Ltd.	96,000	298,147
Japan Airlines System Corp.[1]	104,000	276,196

		574,343
AUTO MANUFACTURERS – 10.44%
Honda Motor Co. Ltd.	52,000	2,945,474
Nissan Motor Co. Ltd.	133,600	1,527,665
Suzuki Motor Corp.	25,600	474,325
Toyota Motor Corp.	178,400	8,184,930

		13,132,394
AUTO PARTS & EQUIPMENT – 1.57%
Bridgestone Corp.[1]	40,000	857,597
Denso Corp.	32,000	928,887
NOK Corp.	6,400	190,859

		1,977,343
BANKS – 14.38%
Mitsubishi Tokyo Financial Group Inc.	443	5,823,804
Mizuho Financial Group Inc.	688	4,382,707
Nipponkoa Insurance Co. Ltd.	48,000	370,566
Shinsei Bank Ltd.	80,000	504,676
Sumitomo Mitsui Financial Group Inc.	416	3,927,298
Sumitomo Trust & Banking Co. Ltd. (The)	96,000	791,106
UFJ Holdings Inc.[2,3]	280	2,282,195

		18,082,352
BEVERAGES – 0.78%
Asahi Breweries Ltd.	28,800	365,146
Kirin Brewery Co. Ltd.	56,000	617,611

		982,757
BUILDING MATERIALS – 1.28%
Asahi Glass Co. Ltd.[1]	64,000	672,525
Daikin Industries Ltd.	16,000	429,151
JS Group Corp.[1]	16,000	$272,878
Matsushita Electric Works Ltd.	24,000	238,857

		1,613,411
CHEMICALS – 2.76%
Asahi Kasei Corp.[1]	72,000	393,859
JSR Corp.	13,600	283,183
Mitsubishi Chemical Corp.[3]	98,000	325,110
Mitsui Chemicals Inc.[1]	48,000	283,748
Nitto Denko Corp.	10,400	586,342
Shin-Etsu Chemical Co. Ltd.	24,000	1,048,174
Sumitomo Chemical Co. Ltd.	88,000	545,050

		3,465,466
COMMERCIAL SERVICES – 0.85%
Dai Nippon Printing Co. Ltd.	40,000	645,844
Toppan Printing Co. Ltd.	40,000	422,446

		1,068,290
COMPUTERS – 1.13%
Fujitsu Ltd.	128,000	844,750
TDK Corp.	8,000	571,025

		1,415,775
COSMETICS & PERSONAL CARE – 1.01%
Kao Corp.	32,000	789,130
Shiseido Co. Ltd.	24,000	346,427
Uni-Charm Corp.[1]	3,200	138,345

		1,273,902
DISTRIBUTION & WHOLESALE – 3.56%
Itochu Corp.	88,000	606,388
Marubeni Corp.	88,000	409,952
Mitsubishi Corp.	84,800	1,675,948
Mitsui & Co. Ltd.[1]	88,000	1,103,300
Sumitomo Corp.	64,000	676,478

		4,472,066
DIVERSIFIED FINANCIAL SERVICES – 4.83%
Acom Co. Ltd.[1]	5,440	395,497
Credit Saison Co. Ltd.	12,000	527,263
Daiwa Securities Group Inc.	88,000	688,689
Nikko Cordial Corp.	44,000	509,723
Nomura Holdings Inc.	128,000	1,988,777
ORIX Corp.	5,600	1,012,882
Promise Co. Ltd.	5,600	415,528

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2005

Security	Shares	Value
Takefuji Corp.	6,880	$537,215

		6,075,574
ELECTRIC – 3.56%
Chubu Electric Power Co. Inc.[1]	39,200	958,038
Kansai Electric Power Co. Inc.	48,800	1,078,560
Kyushu Electric Power Co. Inc.	25,600	570,319
Tokyo Electric Power Co. Inc. (The)	73,600	1,863,702

		4,470,619
ELECTRICAL COMPONENTS & EQUIPMENT – 3.95%
Fujikura Ltd.	24,000	147,380
Furukawa Electric Co. Ltd.[1,2]	40,000	202,929
Hitachi Ltd.	200,000	1,268,749
Mitsubishi Electric Corp.	136,000	872,349
Sanyo Electric Co. Ltd.[1]	96,000	237,162
Sharp Corp.	56,000	812,282
Sumitomo Electric Industries Ltd.	45,600	615,564
Toshiba Corp.	184,000	811,717

		4,968,132
ELECTRONICS – 4.86%
Advantest Corp.[1]	5,600	434,798
Fanuc Ltd.	12,000	971,943
Hirose Electric Co. Ltd.	2,400	280,148
Hoya Corp.	7,200	239,492
Hoya Corp. When Issued[2]	18,900	643,674
Keyence Corp.	2,400	604,341
Kyocera Corp.	10,400	724,899
Murata Manufacturing Co. Ltd.	12,800	714,876
NEC Corp.	96,000	520,911
NGK Insulators Ltd.	16,000	203,706
Secom Co. Ltd.	16,000	770,778

		6,109,566
ENGINEERING & CONSTRUCTION – 0.97%
Kajima Corp.[1]	64,000	304,923
Obayashi Corp.	48,000	332,028
Shimizu Corp.[1]	48,000	314,664
Taisei Corp.	64,000	263,702

		1,215,317
ENTERTAINMENT – 0.18%
Oriental Land Co. Ltd.	4,000	229,045

		229,045
FOOD – 0.60%
Ajinomoto Co. Inc.	32,000	$337,110
Nippon Meat Packers Inc.	16,000	173,354
Nissin Food Products Co. Ltd.[1]	7,200	187,718
Yakult Honsha Co. Ltd.	2,400	61,011

		759,193
FOREST PRODUCTS & PAPER – 0.37%
Nippon Paper Group Inc.[1]	56	203,070
Oji Paper Co. Ltd.	48,000	262,573

		465,643
GAS – 0.83%
Osaka Gas Co. Ltd.	120,000	420,328
Tokyo Gas Co. Ltd.[1]	152,000	618,246

		1,038,574
HAND & MACHINE TOOLS – 0.42%
SMC Corp.	4,000	533,263

		533,263
HEALTH CARE - PRODUCTS – 0.27%
Terumo Corp.	10,400	334,921

		334,921
HOME BUILDERS – 0.72%
Daiwa House Industry Co. Ltd.	32,000	419,269
Sekisui House Ltd.	40,000	490,912

		910,181
HOME FURNISHINGS – 3.62%
Matsushita Electric Industrial Co. Ltd.	136,000	2,307,464
Pioneer Corp.	9,600	136,877
Sony Corp.[1]	64,000	2,106,229

		4,550,570
HOUSEWARES – 0.10%
TOTO Ltd.[1]	16,000	127,051

		127,051
INSURANCE – 3.53%
Millea Holdings Inc.	104	1,670,019
Mitsui Sumitomo Insurance Co. Ltd.	96,000	1,112,970
Sompo Japan Insurance Inc.	64,000	848,703
T&D Holdings Inc.	13,600	811,152

		4,442,844

76	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2005

Security	Shares	Value
INTERNET – 1.13%
Softbank Corp.[1]	16,000	$889,359
Yahoo! Japan Corp.	232	272,243
Yahoo! Japan Corp. When Issued[2]	217	258,470

		1,420,072
IRON & STEEL – 3.23%
JFE Holdings Inc.	35,225	1,146,817
Kobe Steel Ltd.[1]	168,000	511,382
Nippon Steel Corp.	416,000	1,563,579
Sumitomo Metal Industries Ltd.	240,000	842,774

		4,064,552
MACHINERY – 1.28%
Komatsu Ltd.	56,000	763,861
Kubota Corp.	64,000	443,833
Toyota Industries Corp.	12,000	399,153

		1,606,847
MANUFACTURING – 1.82%
Fuji Photo Film Co. Ltd.	30,400	1,003,141
Kawasaki Heavy Industries Ltd.[1]	88,000	222,834
Konica Minolta Holdings Inc.	32,000	291,371
Mitsubishi Heavy Industries Ltd.	216,000	766,120

		2,283,466
MEDIA – 0.15%
Nippon Television Network Corp.	1,200	184,966

		184,966
METAL FABRICATE & HARDWARE – 0.14%
NSK Ltd.[1]	32,000	176,743

		176,743
MINING – 0.68%
Mitsubishi Materials Corp.[1]	72,000	254,738
Mitsui Mining & Smelting Co. Ltd.	40,000	232,575
Sumitomo Metal Mining Co. Ltd.	40,000	371,272

		858,585
OFFICE & BUSINESS EQUIPMENT – 2.73%
Canon Inc.	52,000	2,812,423
Ricoh Corp. Ltd.	40,000	625,728

		3,438,151
OIL & GAS – 0.71%
Nippon Oil Corp.	80,000	709,370
TonenGeneral Sekiyu K.K.	16,000	186,342

		895,712
PACKAGING & CONTAINERS – 0.10%
Toyo Seikan Kaisha Ltd.	8,000	$119,005

		119,005
PHARMACEUTICALS – 4.88%
Astellas Pharma Inc.	32,828	1,236,770
Daiichi Sanyko Co. Ltd.[2]	43,003	882,150
Eisai Co. Ltd.[1]	16,800	718,899
Taisho Pharmaceutical Co. Ltd.	8,000	144,344
Takeda Pharmaceutical Co. Ltd.	52,800	3,149,179

		6,131,342
REAL ESTATE – 1.74%
Mitsubishi Estate Co. Ltd.[1]	72,000	989,730
Mitsui Fudosan Co. Ltd.	48,000	722,922
Sumitomo Realty & Development Co. Ltd.	32,000	474,890

		2,187,542
RETAIL – 2.36%
AEON Co. Ltd.	43,200	869,031
Marui Co. Ltd.	20,800	351,805
Seven & I Holdings Co. Ltd.[2]	52,800	1,751,615

		2,972,451
SEMICONDUCTORS – 0.88%
Rohm Co. Ltd.	6,400	556,203
Tokyo Electron Ltd.[1]	10,400	553,309

		1,109,512
TELECOMMUNICATIONS – 4.36%
Nippon Telegraph & Telephone Corp.	648	3,190,260
NTT Data Corp.[1]	72	278,242
NTT DoCoMo Inc.	1,128	2,010,376

		5,478,878
TEXTILES – 0.80%
Kuraray Co. Ltd.	24,000	213,023
Teijin Ltd.	56,000	327,087
Toray Industries Inc.	88,000	468,961

		1,009,071
TOYS, GAMES & HOBBIES – 0.67%
Nintendo Co. Ltd.	7,200	841,080

		841,080
TRANSPORTATION – 3.96%
Central Japan Railway Co.	88	686,360
East Japan Railway Co.	232	1,326,416

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
Kintetsu Corp.[1]	96,000	$325,251
Mitsui O.S.K. Lines Ltd.	72,000	576,178
Nippon Express Co. Ltd.	64,000	316,217
Nippon Yusen Kabushiki Kaisha	72,000	483,430
Odakyu Electric Railway Co. Ltd.[1]	32,000	174,484
Tokyu Corp.	56,000	297,441
West Japan Railway Co.	104	393,647
Yamato Transport Co. Ltd.[1]	24,000	395,130

		4,974,554

TOTAL COMMON STOCKS (Cost: $102,244,422)		125,266,461
SHORT-TERM INVESTMENTS – 8.26%

CERTIFICATES OF DEPOSIT[4] – 0.41%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$20,261	20,261
Bank of Nova Scotia
3.63%, 01/03/06	16,209	16,208
Credit Suisse First Boston
3.67%, 05/09/06	40,523	40,523
Danske Bank
3.70%, 10/17/05	40,523	40,522
Dexia Credit Local
3.78%, 08/30/06	20,261	20,258
Fortis Bank NY
3.83% - 3.84%, 01/25/06	60,784	60,785
HBOS Treasury Services PLC
3.39%, 12/14/05	24,314	24,314
HSBC Bank USA N.A.
3.72%, 08/03/06	20,261	20,267
Nordea Bank PLC
3.63%, 10/02/06	24,314	24,308
Royal Bank of Scotland
3.78%, 06/27/06	20,261	20,259
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	62,810	62,801
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	111,438	111,440

Security	Principal	Value
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	$32,418	$32,418
Wells Fargo Bank N.A.
3.73%, 10/06/05	22,288	22,287

		516,651

COMMERCIAL PAPER[4] – 2.83%
Alpine Securitization Corp.
3.72%, 10/19/05	81,045	80,911
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	399,002	398,047
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	135,427	135,112
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	141,830	141,768
Barton Capital Corp.
3.74%, 10/14/05	60,784	60,715
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	81,045	81,045
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	48,334	48,162
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	142,260	142,086
Cantabric Finance LLC
3.73%, 10/31/05	15,580	15,535
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	23,053	23,021
Chesham Finance LLC
3.68%, 10/11/05	40,523	40,490
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	30,540	30,485
CRC Funding LLC
3.78%, 10/24/05	22,288	22,238

78	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2005

Security	Principal	Value
Dorada Finance Inc.
3.76%, 01/26/06	$4,052	$4,004
Fairway Finance LLC
3.75%, 10/20/05	16,209	16,209
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	36,346	36,323
Ford Credit Auto Receivables
3.77%, 10/17/05	35,255	35,203
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	194,213	193,763
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	200,111	199,887
General Electric Capital Corp.
3.72%, 10/14/05	202,614	202,383
Georgetown Funding Co. LLC
3.82%, 11/02/05	79,193	78,941
Giro Funding Corp.
3.66%, 10/06/05	20,261	20,255
Grampian Funding LLC
3.84%, 01/31/06	40,523	40,004
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	20,261	20,261
HSBC PLC
3.88%, 02/03/06	12,157	11,996
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	60,594	60,536
Landale Funding LLC
3.74%, 10/17/05	81,045	80,928
Leafs LLC
3.80%, 01/20/06 - 02/21/06[5]	42,545	42,545
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	42,664	42,622
Lockhart Funding LLC
3.71%, 10/13/05	16,879	16,862
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	76,993	76,876
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	$72,317	$72,235
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	113,464	113,191
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	77,265	77,081
Prudential Funding LLC
3.71%, 10/13/05	40,523	40,481
Ranger Funding Co. LLC
3.67%, 10/04/05	22,345	22,343
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	40,523	39,920
Sedna Finance Inc.
3.92%, 02/21/06	10,131	9,975
Societe Generale
3.77%, 10/07/05	52,538	52,516
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	165,871	165,691
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	100,524	100,395
Three Pillars Funding Corp.
3.65%, 10/03/05	24,314	24,314
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	58,952	58,796
Tulip Funding Corp.
3.79%, 12/01/05	18,235	18,122
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	303,921	303,847
Windmill Funding Corp.
3.78%, 10/25/05	26,340	26,279
Yorktown Capital LLC
3.75%, 10/20/05	34,444	34,383

		3,558,782

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
LOAN PARTICIPATIONS[4] – 0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	$20,261	$20,261

		20,261
MEDIUM-TERM NOTES[4] – 0.06%
Dorada Finance Inc.
3.93%, 07/07/06[5]	12,562	12,561
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06[5]	64,836	64,830

		77,391
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[6,7]	2,290	2,290

		2,290
REPURCHASE AGREEMENTS[4] – 1.78%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $1,276,877 and effective yields of 3.75% - 3.88%.[8]	$1,276,466	1,276,466
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $962,728 and an effective yield of 3.90%.[8]	962,415	962,415

		2,238,881
TIME DEPOSITS[4] – 0.18%
Chase Bank USA N.A.
3.88%, 10/03/05	44,141	44,141
Lloyds TSB Bank PLC
3.90%, 10/03/05	40,523	40,523
Rabobank Nederland NV
3.89%, 10/03/05	141,830	141,830

		226,494
VARIABLE & FLOATING RATE NOTES[4] – 2.98%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06[5]	75,372	75,373

Security	Principal	Value
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	$139,803	$139,804
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	66,863	66,862
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	91,176	91,180
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[5]	123,594	123,684
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06[5]	26,340	26,340
Bank of America N.A.
3.81%, 08/10/06	202,614	202,614
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06[5]	139,398	139,394
BMW US Capital LLC
3.74%, 09/15/06[5]	40,523	40,523
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	76,993	76,990
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06[5]	109,006	109,003
Commodore CDO Ltd.
3.91%, 06/13/06[5]	10,131	10,131
Credit Suisse First Boston
3.77%, 07/19/06	101,307	101,307
DEPFA Bank PLC
3.88%, 09/15/06	40,523	40,523
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06[5]	64,431	64,434
Eli Lilly Services Inc.
3.66%, 09/01/06[5]	40,523	40,523
Fairway Finance LLC
3.78%, 01/20/06	20,261	20,261

80	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2005

Security	Principal	Value
Fifth Third Bancorp
3.79%, 09/22/06[5]	$81,045	$81,045
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06[5]	28,366	28,366
General Electric Capital Corp.
3.80%, 10/06/06	18,235	18,252
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	10,131	10,131
Hartford Life Global Funding Trust
3.76%, 08/15/06	40,523	40,523
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06[5]	121,568	121,569
HSBC Bank USA N.A.
3.95%, 05/04/06	14,183	14,190
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06[5]	117,516	117,517
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06[5]	158,039	158,053
Lothian Mortgages PLC
3.82%, 01/24/06	40,523	40,523
Marshall & Ilsley Bank
3.90%, 02/20/06	40,523	40,541
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06[5]	81,045	81,078
Natexis Banques Populaires
3.80%, 10/16/06[5]	30,392	30,392
National City Bank (Ohio)
3.62%, 01/06/06	20,261	20,260
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06[5]	149,934	149,947
Nordea Bank AB
3.71%, 08/11/06[5]	70,915	70,915
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06[5]	129,673	129,674
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06[5]	$110,222	$110,222
Principal Life Income Funding Trusts
3.74%, 05/10/06	30,392	30,393
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	135,245	135,217
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06[5]	34,444	34,443
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06[5]	180,731	180,731
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06[5]	40,523	40,523
Strips III LLC
3.88%, 07/24/06[5,9]	11,650	11,650
SunTrust Bank
3.63%, 04/28/06	60,784	60,784
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06[5]	90,366	90,356
Toyota Motor Credit Corp.
3.87%, 04/10/06	18,235	18,235
Unicredito Italiano SpA
3.80%, 06/14/06	52,680	52,667
Union Hamilton Special Funding LLC
4.00%, 03/28/06	40,523	40,523
US Bank N.A.
3.77%, 09/29/06	18,235	18,230
Wachovia Asset Securitization Inc.
3.82%, 10/25/05[5]	93,587	93,587
Wells Fargo & Co.
3.76%, 09/15/06[5]	20,261	20,263
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06[5]	91,176	91,171
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06[5]	103,738	103,735

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2005

Security	Principal	Value
Winston Funding Ltd.
3.71%, 10/23/05[5]	$28,933	$28,933
World Savings Bank
3.69%, 03/09/06	60,784	60,783

		3,744,368

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,385,118)		10,385,118

TOTAL INVESTMENTS IN SECURITIES – 107.88% (Cost: $112,629,540)		135,651,579
Other Assets, Less Liabilities – (7.88)%		(9,906,025)

NET ASSETS – 100.00%		$125,745,554

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
[9]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

82	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS – 99.96%
BIOTECHNOLOGY – 54.16%
AEterna Zentaris Inc.[1]	404,357	$1,932,825
Affymetrix Inc.[1,2]	397,400	18,371,802
Alexion Pharmaceuticals Inc.[1]	303,170	8,391,746
Amgen Inc.[1]	3,813,400	303,813,578
Arena Pharmaceuticals Inc.[1]	265,046	2,623,955
ARIAD Pharmaceuticals Inc.[1]	575,959	4,279,375
ArQule Inc.[1]	277,320	2,171,416
Barrier Therapeutics Inc.[1]	266,288	2,234,156
Biogen Idec Inc.[1]	1,286,268	50,781,861
Celgene Corp.[1]	717,032	38,949,178
Cell Genesys Inc.[1,2]	639,649	3,505,277
Chiron Corp.[1,2]	636,195	27,750,826
Ciphergen Biosystems Inc.[1,2]	260,546	482,010
Corgentech Inc.[1]	320,151	755,556
CuraGen Corp.[1,2]	480,780	2,379,861
Curis Inc.[1,2]	341,567	1,567,793
Cytokinetics Inc.[1]	274,557	2,234,894
deCODE genetics Inc.[1,2]	656,622	5,509,059
Digene Corp.[1,2]	292,925	8,348,362
Diversa Corp.[1]	485,401	2,810,472
Encysive Pharmaceuticals Inc.[1,2]	575,358	6,777,717
Enzon Pharmaceuticals Inc.[1]	568,935	3,772,039
Exelixis Inc.[1]	1,038,456	7,964,958
Gene Logic Inc.[1]	187,438	916,572
Genitope Corp.[1,2]	302,630	2,100,252
Genzyme Corp.[1]	868,055	62,187,460
Geron Corp.[1,2]	726,148	7,457,540
GTx Inc.[1]	218,757	2,036,628
Harvard Bioscience Inc.[1]	187,511	571,909
Human Genome Sciences Inc.[1,2]	681,558	9,262,373
ICOS Corp.[1,2]	273,922	7,565,726
ID Biomedical Corp.[1,2]	609,086	18,303,034
Illumina Inc.[1,2]	353,100	4,523,211
Immunogen Inc.[1]	342,433	2,513,458
Immunomedics Inc.[1,2]	647,317	1,307,580
Incyte Corp.[1,2]	960,322	4,513,513
InterMune Inc.[1,2]	510,113	8,442,370
Invitrogen Corp.[1]	219,033	16,477,853
Keryx Biopharmaceuticals Inc.[1]	418,415	6,594,220
Lexicon Genetics Inc.[1]	597,040	$2,376,219
LifeCell Corp.[1]	276,791	5,986,989
Martek Biosciences Corp.[1,2]	223,214	7,841,508
MedImmune Inc.[1]	899,950	30,283,317
Millennium Pharmaceuticals Inc.[1,2]	1,170,880	10,924,310
Monogram Biosciences Inc.[1]	1,198,909	2,817,436
Myogen Inc.[1]	338,953	7,965,395
Myriad Genetics Inc.[1,2]	296,266	6,476,375
Nektar Therapeutics[1]	1,034,833	17,540,419
Neurochem Inc.[1,2]	430,744	5,491,986
Northfield Laboratories Inc.[1,2]	224,490	2,895,921
Novavax Inc.[1,2]	446,846	781,980
Orchid Cellmark Inc.[1]	207,756	1,765,926
Oscient Pharmaceuticals Corp.[1,2]	843,143	1,787,463
Praecis Pharmaceuticals Inc.[1]	862,200	396,612
Protein Design Labs Inc.[1,2]	795,153	22,264,284
Qiagen NV1,2	900,690	11,744,998
Regeneron Pharmaceuticals Inc.[1]	790,791	7,504,607
Savient Pharmaceuticals Inc.[1]	538,656	2,030,733
Seattle Genetics Inc.[1,2]	377,909	1,984,022
Serologicals Corp.[1,2]	387,336	8,738,300
SuperGen Inc.[1]	507,615	3,197,974
Telik Inc.[1,2]	554,046	9,064,193
Tercica Inc.[1,2]	308,000	3,474,240
Third Wave Technologies Inc.[1]	400,949	1,984,698
Vasogen Inc.[1,2]	857,971	1,810,319
Vertex Pharmaceuticals Inc.[1,2]	879,260	19,651,461
XOMA Ltd.[1,2]	1,382,437	2,433,089

		863,397,189
COMMERCIAL SERVICES – 1.15%
Albany Molecular Research Inc.[1,2]	388,839	4,736,059
PAREXEL International Corp.[1,2]	323,425	6,497,608
SFBC International Inc.[1,2]	159,127	7,063,648

		18,297,315
HEALTH CARE - PRODUCTS – 2.06%
Biosite Inc.[1,2]	182,009	11,259,077
Bioveris Corp.[1]	221,811	1,290,940
Caliper Life Sciences Inc.[1,2]	207,057	1,455,611
EPIX Pharmaceuticals Inc.[1,2]	250,023	1,925,177
Luminex Corp.[1]	304,738	3,059,570
TECHNE Corp.[1,2]	243,763	13,889,616

		32,879,991

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2005

Security	Shares	Value
PHARMACEUTICALS – 42.59%
Abgenix Inc.[1,2]	827,517	$10,492,916
Accelrys Inc.[1]	276,308	1,867,842
Adolor Corp.[1,2]	517,311	5,524,881
Alkermes Inc.[1,2]	795,786	13,369,205
American Pharmaceutical Partners Inc.[1,2]	369,269	16,860,823
Amylin Pharmaceuticals Inc.[1,2]	490,570	17,066,930
Angiotech Pharmaceuticals Inc.[1,2]	428,876	6,012,842
Antigenics Inc.[1,2]	524,358	2,842,020
Array BioPharma Inc.[1]	243,327	1,747,088
AtheroGenics Inc.[1,2]	560,895	8,991,147
Axcan Pharma Inc.[1,2]	800,748	10,345,664
Bioenvision Inc.[1,2]	407,574	3,272,819
BioMarin Pharmaceutical Inc.[1]	866,608	7,565,488
Cardiome Pharma Corp.[1]	17,464	153,509
Cell Therapeutics Inc.[1,2]	656,960	1,878,906
Cephalon Inc.[1,2]	274,954	12,763,365
Connetics Corp.[1,2]	479,858	8,114,399
Cubist Pharmaceuticals Inc.[1]	619,150	13,336,491
CV Therapeutics Inc.[1,2]	574,618	15,371,031
Cypress Bioscience Inc.[1,2]	336,824	1,822,218
Dendreon Corp.[1,2]	572,442	3,841,086
Depomed Inc.[1,2]	394,002	2,553,133
Discovery Laboratories Inc.[1]	526,004	3,392,726
DOV Pharmaceutical Inc.[1,2]	203,113	3,448,859
Draxis Health Inc.[1]	5,873	27,133
Dyax Corp.[1]	417,381	2,333,160
Endo Pharmaceuticals Holdings Inc.[1,2]	639,530	17,056,265
Eyetech Pharmaceuticals Inc.[1]	311,359	5,592,008
First Horizon Pharmaceutical Corp.[1,2]	380,937	7,569,218
Flamel Technologies SA ADR[1]	225,471	4,216,308
Genta Inc.[1,2]	1,450,232	2,175,348
Gilead Sciences Inc.[1]	1,544,553	75,312,404
Guilford Pharmaceuticals Inc.[1,2]	416,863	1,521,550
Hollis-Eden Pharmaceuticals Inc.[1,2]	186,007	1,188,585
Idenix Pharmaceuticals Inc.[1,2]	435,243	10,924,599
ImClone Systems Inc.[1,2]	375,258	11,801,864
Indevus Pharmaceuticals Inc.[1,2]	424,063	1,221,301
Inspire Pharmaceuticals Inc.[1,2]	621,381	4,722,496
Introgen Therapeutics Inc.[1,2]	234,930	1,226,335
Isis Pharmaceuticals Inc.[1,2]	598,945	3,024,672
ISTA Pharmaceuticals Inc.[1,2]	225,406	$1,496,696
Kos Pharmaceuticals Inc.[1]	399,899	26,765,240
MannKind Corp.[1,2]	500,650	6,853,898
Medarex Inc.[1]	1,505,033	14,327,914
Medicines Co. (The)[1,2]	361,828	8,325,662
MGI Pharma Inc.[1,2]	589,566	13,742,783
Nabi Biopharmaceuticals[1,2]	754,777	9,887,579
NeoPharm Inc.[1]	232,867	2,887,551
Neurocrine Biosciences Inc.[1,2]	206,112	10,138,649
NitroMed Inc.[1,2]	338,133	6,086,394
Noven Pharmaceuticals Inc.[1,2]	187,458	2,624,412
NPS Pharmaceuticals Inc.[1]	361,409	3,653,845
Nuvelo Inc.[1]	374,278	3,593,069
Onyx Pharmaceuticals Inc.[1,2]	478,238	11,946,385
OSI Pharmaceuticals Inc.[1,2]	454,759	13,297,153
Pain Therapeutics Inc.[1,2]	342,348	2,153,369
Penwest Pharmaceuticals Co.[1,2]	188,364	3,302,021
Perrigo Co.[2]	899,846	12,876,796
Pharmacyclics Inc.[1,2]	198,361	1,789,216
Pharmion Corp.[1,2]	351,599	7,668,374
POZEN Inc.[1]	278,819	3,064,221
Priority Healthcare Corp. Class B1,2	435,298	12,127,402
Progenics Pharmaceuticals Inc.[1]	244,987	5,808,642
QLT Inc.[1,2]	767,986	5,890,453
Rigel Pharmaceuticals Inc.[1,2]	251,334	5,974,209
Salix Pharmaceuticals Ltd.[1,2]	405,658	8,620,233
Santarus Inc.[1,2]	454,372	2,821,650
SciClone Pharmaceuticals Inc.[1]	451,781	2,548,045
Sepracor Inc.[1,2]	503,256	29,687,071
Shire Pharmaceuticals Group PLC ADR	412,290	15,250,607
Tanox Inc.[1,2]	603,218	8,837,144
Taro Pharmaceutical Industries Ltd.[1,2]	155,863	4,010,355
Teva Pharmaceutical Industries Ltd. ADR[2]	1,547,256	51,709,296
Trimeris Inc.[1,2]	302,754	4,644,246
United Therapeutics Inc.[1,2]	262,837	18,346,023
VIVUS Inc.[1,2]	412,363	1,480,383
Zymogenetics Inc.[1,2]	732,064	12,079,056

		678,864,676

TOTAL COMMON STOCKS (Cost: $1,692,827,029)		1,593,439,171

84	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 29.75%
CERTIFICATES OF DEPOSIT[3] – 1.48%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$923,229	$923,230
Bank of Nova Scotia
3.63%, 01/03/06	738,583	738,526
Credit Suisse First Boston
3.67%, 05/09/06	1,846,458	1,846,458
Danske Bank
3.70%, 10/17/05	1,846,458	1,846,437
Dexia Credit Local
3.78%, 08/30/06	923,229	923,061
Fortis Bank NY
3.83% - 3.84%, 01/25/06	2,769,687	2,769,701
HBOS Treasury Services PLC
3.39%, 12/14/05	1,107,875	1,107,875
HSBC Bank USA N.A.
3.72%, 08/03/06	923,229	923,502
Nordea Bank PLC
3.63%, 10/02/06	1,107,875	1,107,615
Royal Bank of Scotland
3.78%, 06/27/06	923,229	923,128
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	2,862,010	2,861,572
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	5,077,759	5,077,892
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,477,166	1,477,166
Wells Fargo Bank N.A.
3.73%, 10/06/05	1,015,552	1,015,548

		23,541,711
COMMERCIAL PAPER[3] – 10.17%
Alpine Securitization Corp.
3.72%, 10/19/05	3,692,916	3,686,810
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	18,180,906	18,137,268
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	$6,170,862	$6,156,495
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	6,462,602	6,459,791
Barton Capital Corp.
3.74%, 10/14/05	2,769,687	2,766,522
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	3,692,916	3,692,916
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	2,202,381	2,194,567
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	6,482,193	6,474,330
Cantabric Finance LLC
3.73%, 10/31/05	709,908	707,848
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	1,050,450	1,048,953
Chesham Finance LLC
3.68%, 10/11/05	1,846,458	1,844,948
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	1,391,583	1,389,075
CRC Funding LLC
3.78%, 10/24/05	1,015,552	1,013,312
Dorada Finance Inc.
3.76%, 01/26/06	184,646	182,428
Fairway Finance LLC
3.75%, 10/20/05	738,583	738,581
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	1,656,162	1,655,091
Ford Credit Auto Receivables
3.77%, 10/17/05	1,606,418	1,604,063
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	8,849,481	8,829,007

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2005

Security	Principal	Value
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	$9,118,270	$9,108,074
General Electric Capital Corp.
3.72%, 10/14/05	9,232,289	9,221,795
Georgetown Funding Co. LLC
3.82%, 11/02/05	3,608,514	3,597,027
Giro Funding Corp.
3.66%, 10/06/05	923,229	922,947
Grampian Funding LLC
3.84%, 01/31/06	1,846,458	1,822,823
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	923,229	923,229
HSBC PLC
3.88%, 02/03/06	553,937	546,594
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	2,761,027	2,758,395
Landale Funding LLC
3.74%, 10/17/05	3,692,916	3,687,544
Leafs LLC
3.80%, 01/20/06 - 02/21/06[4]	1,938,591	1,938,591
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	1,944,006	1,942,114
Lockhart Funding LLC
3.71%, 10/13/05	769,124	768,331
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	3,508,270	3,502,948
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	3,295,189	3,291,460
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	5,170,082	5,157,638
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	3,520,659	3,512,298
Prudential Funding LLC
3.71%, 10/13/05	1,846,458	1,844,555
Ranger Funding Co. LLC
3.67%, 10/04/05	$1,018,192	$1,018,088
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,846,458	1,818,983
Sedna Finance Inc.
3.92%, 02/21/06	461,614	454,527
Societe Generale
3.77%, 10/07/05	2,393,933	2,392,930
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	7,558,087	7,549,880
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	4,580,471	4,574,617
Three Pillars Funding Corp.
3.65%, 10/03/05	1,107,875	1,107,875
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	2,686,190	2,679,134
Tulip Funding Corp.
3.79%, 12/01/05	830,906	825,745
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	13,848,433	13,845,048
Windmill Funding Corp.
3.78%, 10/25/05	1,200,198	1,197,425
Yorktown Capital LLC
3.75%, 10/20/05	1,569,489	1,566,710

		162,159,330
LOAN PARTICIPATIONS[3] – 0.06%
Army & Air Force Exchange Service
3.67%, 10/03/05	923,229	923,229

		923,229
MEDIUM-TERM NOTES[3] – 0.22%
Dorada Finance Inc.
3.93%, 07/07/06[4]	572,402	572,358
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06[4]	2,954,332	2,954,032

		3,526,390

86	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2005

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	1,032,588	$1,032,588

		1,032,588
REPURCHASE AGREEMENTS[3] – 6.40%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $58,182,127 and effective yields of 3.75% - 3.88%.[7]	$58,163,421	58,163,421
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $43,867,625 and an effective yield of 3.90%.[7]	43,853,373	43,853,373

		102,016,794
TIME DEPOSITS[3] – 0.65%
Chase Bank USA N.A.
3.88%, 10/03/05	2,011,328	2,011,328
Lloyds TSB Bank PLC
3.90%, 10/03/05	1,846,458	1,846,458
Rabobank Nederland NV
3.89%, 10/03/05	6,462,602	6,462,602

		10,320,388
VARIABLE & FLOATING RATE NOTES[3] – 10.70%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06[4]	3,434,411	3,434,430
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	6,370,279	6,370,270
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	3,046,655	3,046,655
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	4,154,530	4,154,724

Security	Principal	Value
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	$5,631,696	$5,635,789
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/064	1,200,198	1,200,198
Bank of America N.A.
3.81%, 08/10/06	9,232,289	9,232,289
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06[4]	6,351,815	6,351,642
BMW US Capital LLC
3.74%, 09/15/06[4]	1,846,458	1,846,458
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	3,508,270	3,508,126
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06[4]	4,966,971	4,966,788
Commodore CDO Ltd.
3.91%, 06/13/06[4]	461,614	461,614
Credit Suisse First Boston
3.77%, 07/19/06	4,616,144	4,616,144
DEPFA Bank PLC
3.88%, 09/15/06	1,846,458	1,846,458
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06[4]	2,935,868	2,935,996
Eli Lilly Services Inc.
3.66%, 09/01/06[4]	1,846,458	1,846,458
Fairway Finance LLC
3.78%, 01/20/06	923,229	923,215
Fifth Third Bancorp
3.79%, 09/22/06[4]	3,692,916	3,692,916
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06[4]	1,292,520	1,292,542
General Electric Capital Corp.
3.80%, 10/06/06	830,906	831,670

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2005

Security	Principal	Value
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	$461,614	$461,614
Hartford Life Global Funding Trust
3.76%, 08/15/06	1,846,458	1,846,458
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06[4]	5,539,373	5,539,374
HSBC Bank USA N.A.
3.95%, 05/04/06	646,260	646,567
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06[4]	5,354,728	5,354,773
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06[4]	7,201,185	7,201,818
Lothian Mortgages PLC
3.82%, 01/24/06	1,846,458	1,846,458
Marshall & Ilsley Bank
3.90%, 02/20/06	1,846,458	1,847,310
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06[4]	3,692,916	3,694,398
Natexis Banques Populaires
3.80%, 10/16/06[4]	1,384,843	1,384,843
National City Bank (Ohio)
3.62%, 01/06/06	923,229	923,156
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06[4]	6,831,894	6,832,456
Nordea Bank AB
3.71%, 08/11/06[4]	3,231,301	3,231,301
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06[4]	5,908,665	5,908,759
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06[4]	5,022,365	5,022,367
Principal Life Income Funding Trusts
3.74%, 05/10/06	1,384,843	1,384,887
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	6,162,553	6,161,333
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06[4]	$1,569,489	$1,569,426
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06[4]	8,235,202	8,235,202
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06[4]	1,846,458	1,846,458
Strips III LLC
3.88%, 07/24/06[4,8]	530,846	530,846
SunTrust Bank
3.63%, 04/28/06	2,769,687	2,769,687
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06[4]	4,117,601	4,117,182
Toyota Motor Credit Corp.
3.87%, 04/10/06	830,906	830,900
Unicredito Italiano SpA
3.80%, 06/14/06	2,400,395	2,399,803
Union Hamilton Special Funding LLC
4.00%, 03/28/06	1,846,458	1,846,458
US Bank N.A.
3.77%, 09/29/06	830,906	830,690
Wachovia Asset Securitization Inc.
3.82%, 10/25/05[4]	4,264,395	4,264,395
Wells Fargo & Co.
3.76%, 09/15/06[4]	923,229	923,313
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06[4]	4,154,530	4,154,296
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06[4]	4,726,932	4,726,789
Winston Funding Ltd.
3.71%, 10/23/05[4]	1,318,371	1,318,371
World Savings Bank
3.69%, 03/09/06	2,769,687	2,769,621

		170,615,691

TOTAL SHORT-TERM INVESTMENTS (Cost: $474,136,121)		474,136,121

88	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2005

Value
TOTAL INVESTMENTS IN SECURITIES – 129.71% (Cost: $2,166,963,150)	$2,067,575,292
Other Assets, Less Liabilities – (29.71)%	(473,574,551)

NET ASSETS – 100.00%	$1,594,000,741

ADR – American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	89

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2005

	iShares S&P

	100 Index Fund	Global 100 Index Fund	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Technology Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$791,758,290	$373,507,126	$636,039,571	$80,375,521	$415,357,434	$58,654,935

Affiliated issuers[a]	$586,042	$2,897,547	$2,052,212	$1,031,113	$271,966	$32,946

Foreign currencies, at cost	$—	$554,815	$873,520	$76,302	$263,319	$20,161

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$744,082,046	$391,783,996	$765,853,691	$91,609,910	$437,250,524	$61,609,713
Affiliated issuers[a]	586,042	3,070,491	2,052,212	1,113,757	271,966	32,946
Foreign currencies, at value	—	547,697	850,211	75,647	263,157	20,094
Receivables:
Investment securities sold	635,380	2,917,474	—	175,873	—	—
Dividends and interest	882,302	658,202	315,374	215,104	562,344	30,844
Capital shares sold	27,959	—	238,152	—	—	—

Total Assets	746,213,729	398,977,860	769,309,640	93,190,291	438,347,991	61,693,597

LIABILITIES
Payables:
Investment securities purchased	2,193,936	2,552,233	—	203,908	—	—
Collateral for securities on loan (Note 5)	51,334,526	43,375,894	61,785,880	10,273,799	32,105,270	5,295,546
Investment advisory fees (Note 2)	110,223	114,990	293,702	43,514	215,188	29,897

Total Liabilities	53,638,685	46,043,117	62,079,582	10,521,221	32,320,458	5,325,443

NET ASSETS	$692,575,044	$352,934,743	$707,230,058	$82,669,070	$406,027,533	$56,368,154

Net assets consist of:
Paid-in capital	$740,435,869	$331,170,369	$558,620,239	$70,805,247	$384,234,747	$54,725,378
Undistributed (distributions in excess of) net investment income	(530,759)	5,344,341	4,140,999	1,370,160	2,377,427	67,268
Undistributed net realized gain (accumulated net realized loss)	346,178	(2,014,141)	14,677,361	(820,186)	(2,470,992)	(1,379,171)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(47,676,244)	18,434,174	129,791,459	11,313,849	21,886,351	2,954,679

NET ASSETS	$692,575,044	$352,934,743	$707,230,058	$82,669,070	$406,027,533	$56,368,154

Shares outstanding	12,250,000	5,550,000	6,950,000	1,200,000	7,850,000	1,100,000

Net asset value per share	$56.54	$63.59	$101.76	$68.89	$51.72	$51.24

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $50,104,924, $41,605,780, $59,661,684, $9,823,522, $31,054,261 and $5,081,045, respectively. See Note 5.

See notes to the financial statements.

90	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2005

	iShares S&P				iShares Nasdaq
	Global Telecommunications Sector Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund	/TOPIX 150 Index Fund	Biotechnology Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$63,758,664	$1,192,819,410	$753,722,355	$112,627,250	$2,165,930,562

Affiliated issuers[a]	$91,319	$11,170,490	$1,219,641	$2,290	$1,032,588

Foreign currencies, at cost	$39,276	$2,025,031	$948,072	$392,609	$—

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$65,391,108	$1,410,380,426	$964,943,776	$135,649,289	$2,066,542,704
Affiliated issuers[a]	91,319	12,956,715	1,219,641	2,290	1,032,588
Foreign currencies, at value	38,585	1,994,955	948,072	68,962	—
Receivables:
Investment securities sold	5,194	—	1,180,294	1,902,089	—
Dividends and interest	108,161	2,418,274	1,537,203	391,259	179,871
Capital shares sold	—	—	182,254	519,821	—

Total Assets	65,634,367	1,427,750,370	970,011,240	138,533,710	2,067,755,163

LIABILITIES
Payables:
Investment securities purchased	—	—	2,297,595	2,362,637	—
Collateral for securities on loan (Note 5)	6,098,157	202,146,510	105,635,079	10,382,828	473,103,533
Foreign taxes (Note 1)	—	—	5,980	—	—
Investment advisory fees (Note 2)	29,854	602,955	288,939	42,691	650,889

Total Liabilities	6,128,011	202,749,465	108,227,593	12,788,156	473,754,422

NET ASSETS	$59,506,356	$1,225,000,905	$861,783,647	$125,745,554	$1,594,000,741

Net assets consist of:
Paid-in capital	$58,018,384	$991,195,500	$638,535,625	$103,215,936	$1,703,148,038
Undistributed net investment income (accumulated net investment loss)	916,073	25,492,721	8,550,246	696,703	(2,606,897)
Undistributed net realized gain (accumulated net realized loss)	(1,060,449)	(10,958,222)	3,473,688	(1,187,008)	(7,152,542)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,632,348	219,270,906	211,224,088	23,019,923	(99,387,858)

NET ASSETS	$59,506,356	$1,225,000,905	$861,783,647	$125,745,554	$1,594,000,741

Shares outstanding	1,150,000	15,250,000	7,200,000	1,200,000	20,700,000

Net asset value per share	$51.74	$80.33	$119.69	$104.79	$77.00

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $5,824,731, $192,426,266, $103,140,046, $9,870,546 and $457,306,707, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	91

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended September 30, 2005

	iShares S&P

	100 Index Fund	Global 100 Index Fund	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Technology Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$7,584,563	$4,679,568	$4,372,987	$1,275,783	$2,678,266	$221,611
Dividends from affiliated issuers[b]	—	49,237	—	17,195	—	—
Interest from affiliated issuers[b]	8,867	3,428	7,674	1,004	4,127	684
Securities lending income[c]	38,272	89,633	72,714	15,291	31,650	5,941

Total investment income	7,631,702	4,821,866	4,453,375	1,309,273	2,714,043	228,236

EXPENSES
Investment advisory fees (Note 2)	747,278	701,907	1,256,637	249,551	1,176,243	161,732
Foreign taxes (Note 1)	—	—	—	—	—	3,249

Total expenses	747,278	701,907	1,256,637	249,551	1,176,243	164,981

Net investment income	6,884,424	4,119,959	3,196,738	1,059,722	1,537,800	63,255

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(11,134,775)	(3,543,890)	(152,952)	(282,121)	(2,387,802)	(203,950)
Investments in affiliated issuers[b]	—	89,932	—	(1,027)	—	—
In-kind redemptions	27,370,049	8,166,865	15,200,200	—	1,851,616	—
Foreign currency transactions	—	(57,948)	(41,736)	(17,691)	(20,791)	(5,069)

Net realized gain (loss)	16,235,274	4,654,959	15,005,512	(300,839)	(556,977)	(209,019)

Net change in unrealized appreciation (depreciation) on:
Investments	(6,422,604)	7,800,373	64,735,516	4,903,503	21,173,705	3,800,653
Translation of assets and liabilities in foreign currencies	—	(16,453)	(16,857)	(780)	(6,124)	(55)

Net change in unrealized appreciation (depreciation)	(6,422,604)	7,783,920	64,718,659	4,902,723	21,167,581	3,800,598

Net realized and unrealized gain	9,812,670	12,438,879	79,724,171	4,601,884	20,610,604	3,591,579

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,697,094	$16,558,838	$82,920,909	$5,661,606	$22,148,404	$3,654,834

[a]	Net of foreign withholding tax of $—, $125,800, $116,116, $32,444, $20,057 and $11,724, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

92	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2005

	iShares S&P				iShares Nasdaq

	Global Telecommunications Sector Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund	/TOPIX 150 Index Fund	Biotechnology Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$886,676	$23,298,040	$8,619,137	$489,344	$236,947
Dividends from affiliated issuers[b]	—	205,423	—	—	—
Interest from affiliated issuers[b]	662	6,094	12,120	235	10,731
Securities lending income[c]	14,774	699,479	118,079	5,137	672,195

Total investment income	902,112	24,209,036	8,749,336	494,716	919,873

EXPENSES
Investment advisory fees (Note 2)	150,578	3,529,114	1,175,375	238,180	3,526,770
Foreign taxes (Note 1)	—	—	20,694	—	—

Total expenses	150,578	3,529,114	1,196,069	238,180	3,526,770

Net investment income (loss)	751,534	20,679,922	7,553,267	256,536	(2,606,897)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(58,794)	(1,263,557)	(1,571,677)	(279,784)	(31,782,739)
Investments in affiliated issuers[b]	—	179,774	—	—	—
In-kind redemptions	—	19,511,556	6,225,055	—	135,349,414
Foreign currency transactions	(8,509)	(463,721)	14,672	(26,389)	—

Net realized gain (loss)	(67,303)	17,964,052	4,668,050	(306,173)	103,566,675

Net change in unrealized appreciation (depreciation) on:
Investments	855,326	38,107,308	190,178,247	14,638,828	178,825,056
Translation of assets and liabilities in foreign currencies	(218)	(18,031)	1,119	118	—

Net change in unrealized appreciation (depreciation)	855,108	38,089,277	190,179,366	14,638,946	178,825,056

Net realized and unrealized gain	787,805	56,053,329	194,847,416	14,332,773	282,391,731

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,539,339	$76,733,251	$202,400,683	$14,589,309	$279,784,834

[a]	Net of foreign withholding tax of $22,672, $370,358, $684,839, $33,067 and $33,111, respectively.

[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	93

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P Global 100 Index Fund		iShares S&P Global Energy Sector Index Fund

	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,884,424	$13,916,546	$4,119,959	$5,168,789	$3,196,738	$4,747,171
Net realized gain	16,235,274	25,536,865	4,654,959	3,145,829	15,005,512	15,008,131
Net change in unrealized appreciation (depreciation)	(6,422,604)	(10,173,602)	7,783,920	7,859,240	64,718,659	56,633,501

Net increase in net assets resulting from operations	16,697,094	29,279,809	16,558,838	16,173,858	82,920,909	76,388,803

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,116,902)	(15,325,978)	—	(4,562,153)	—	(4,135,712)

Total distributions to shareholders	(6,116,902)	(15,325,978)	—	(4,562,153)	—	(4,135,712)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	334,984,908	1,023,089,784	24,304,424	177,771,881	343,118,881	249,002,210
Cost of shares redeemed	(448,406,835)	(633,847,569)	(30,710,367)	(15,337,572)	(42,105,767)	(88,059,661)

Net increase (decrease) in net assets from capital share transactions	(113,421,927)	389,242,215	(6,405,943)	162,434,309	301,013,114	160,942,549

INCREASE (DECREASE) IN NET ASSETS	(102,841,735)	403,196,046	10,152,895	174,046,014	383,934,023	233,195,640

NET ASSETS:
Beginning of period	795,416,779	392,220,733	342,781,848	168,735,834	323,296,035	90,100,395

End of period	$692,575,044	$795,416,779	$352,934,743	$342,781,848	$707,230,058	$323,296,035

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(530,759)	$(1,298,281)	$5,344,341	$1,224,382	$4,140,999	$944,261

SHARES ISSUED AND REDEEMED:
Shares sold	6,000,000	18,550,000	400,000	2,950,000	3,500,000	3,750,000
Shares redeemed	(7,950,000)	(11,450,000)	(500,000)	(250,000)	(450,000)	(1,350,000)

Net increase (decrease) in shares outstanding	(1,950,000)	7,100,000	(100,000)	2,700,000	3,050,000	2,400,000

See notes to the financial statements.

94	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Financials Sector Index Fund		iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Technology Sector Index Fund
	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,059,722	$914,749	$1,537,800	$1,842,166	$63,255	$377,120
Net realized gain (loss)	(300,839)	(174,973)	(556,977)	1,435,100	(209,019)	(698,824)
Net change in unrealized appreciation (depreciation)	4,902,723	2,703,242	21,167,581	1,856,677	3,800,598	(1,583,955)

Net increase (decrease) in net assets resulting from operations	5,661,606	3,443,018	22,148,404	5,133,943	3,654,834	(1,905,659)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(760,797)	—	(1,401,351)	—	(374,860)
Return of capital	—	—	—	—	—	(31,259)

Total distributions to shareholders	—	(760,797)	—	(1,401,351)	—	(406,119)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,365,953	37,830,194	162,848,689	108,075,363	9,826,429	17,154,069
Cost of shares redeemed	—	—	(7,582,700)	(13,850,770)	—	—

Net increase in net assets from capital share transactions	6,365,953	37,830,194	155,265,989	94,224,593	9,826,429	17,154,069

INCREASE IN NET ASSETS	12,027,559	40,512,415	177,414,393	97,957,185	13,481,263	14,842,291

NET ASSETS:
Beginning of period	70,641,511	30,129,096	228,613,140	130,655,955	42,886,891	28,044,600

End of period	$82,669,070	$70,641,511	$406,027,533	$228,613,140	$56,368,154	$42,886,891

Undistributed net investment income included in net assets at end of period	$1,370,160	$310,438	$2,377,427	$839,627	$67,268	$4,013

SHARES ISSUED AND REDEEMED:
Shares sold	100,000	600,000	3,250,000	2,250,000	200,000	350,000
Shares redeemed	—	—	(150,000)	(300,000)	—	—

Net increase in shares outstanding	100,000	600,000	3,100,000	1,950,000	200,000	350,000

See notes to the financial statements.

FINANCIAL STATEMENTS	95

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$751,534	$612,078	$20,679,922	$20,671,574	$7,553,267	$3,028,556
Net realized gain (loss)	(67,303)	(126,251)	17,964,052	(4,622,450)	4,668,050	28,120,075
Net change in unrealized appreciation (depreciation)	855,108	1,225,343	38,089,277	146,011,199	190,179,366	6,332,727

Net increase in net assets resulting from operations	1,539,339	1,711,170	76,733,251	162,060,323	202,400,683	37,481,358

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(500,837)	—	(19,412,437)	—	(2,439,837)

Total distributions to shareholders	—	(500,837)	—	(19,412,437)	—	(2,439,837)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,468,417	20,541,567	22,795,019	266,741,835	340,527,173	295,669,178
Cost of shares redeemed	—	—	(56,580,922)	—	(16,708,533)	(79,106,423)

Net increase (decrease) in net assets from capital share transactions	15,468,417	20,541,567	(33,785,903)	266,741,835	323,818,640	216,562,755

INCREASE IN NET ASSETS	17,007,756	21,751,900	42,947,348	409,389,721	526,219,323	251,604,276
NET ASSETS:
Beginning of period	42,498,600	20,746,700	1,182,053,557	772,663,836	335,564,324	83,960,048

End of period	$59,506,356	$42,498,600	$1,225,000,905	$1,182,053,557	$861,783,647	$335,564,324

Undistributed net investment income included in net assets at end of period	$916,073	$164,539	$25,492,721	$4,812,799	$8,550,246	$996,979

SHARES ISSUED AND REDEEMED:
Shares sold	300,000	400,000	300,000	3,700,000	3,300,000	3,800,000
Shares redeemed	—	—	(750,000)	—	(200,000)	(1,050,000)

Net increase (decrease) in shares outstanding	300,000	400,000	(450,000)	3,700,000	3,100,000	2,750,000

See notes to the financial statements.

96	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/TOPIX 150 Index Fund		iShares Nasdaq Biotechnology Index Fund

	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$256,536	$585,814	$(2,606,897)	$(4,841,644)
Net realized gain (loss)	(306,173)	(477,181)	103,566,675	79,963,431
Net change in unrealized appreciation (depreciation)	14,638,946	(1,600,332)	178,825,056	(329,838,622)

Net increase (decrease) in net assets resulting from operations	14,589,309	(1,491,699)	279,784,834	(254,716,835)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(354,021)	—	—

Total distributions to shareholders	—	(354,021)	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,902,625	40,357,253	1,161,678,201	2,144,360,743
Cost of shares redeemed	—	—	(926,665,177)	(1,847,414,041)

Net increase in net assets from capital share transactions	15,902,625	40,357,253	235,013,024	296,946,702

INCREASE IN NET ASSETS	30,491,934	38,511,533	514,797,858	42,229,867
NET ASSETS:
Beginning of period	95,253,620	56,742,087	1,079,202,883	1,036,973,016

End of period	$125,745,554	$95,253,620	$1,594,000,741	$1,079,202,883

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$696,703	$440,167	$(2,606,897)	$—

SHARES ISSUED AND REDEEMED:
Shares sold	150,000	450,000	16,500,000	29,850,000
Shares redeemed	—	—	(12,700,000)	(26,350,000)

Net increase in shares outstanding	150,000	450,000	3,800,000	3,500,000

See notes to the financial statements.

FINANCIAL STATEMENTS	97

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Oct. 23, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$56.02	$55.24	$43.05	$57.85	$59.17	$73.44

Income from investment operations:
Net investment income	0.54	1.20	0.89	0.66	0.61	0.31
Net realized and unrealized gain (loss)	0.47	0.89	12.21	(14.79)	(1.34)	(14.28)

Total from investment operations	1.01	2.09	13.10	(14.13)	(0.73)	(13.97)

Less distributions from:
Net investment income	(0.49)	(1.31)	(0.91)	(0.67)	(0.59)	(0.30)

Total distributions	(0.49)	(1.31)	(0.91)	(0.67)	(0.59)	(0.30)

Net asset value, end of period	$56.54	$56.02	$55.24	$43.05	$57.85	$59.17

Total return	1.82%[b]	3.81%	30.55%	(24.49)%	(1.23)%	(19.07)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$692,575	$795,417	$392,221	$299,211	$115,703	$88,762
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.84%	2.41%	1.68%	1.63%	1.12%	1.03%
Portfolio turnover rate[d]	5%	6%	5%	4%	13%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

98	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Dec. 5, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$60.67	$57.20	$42.03	$57.08	$60.83	$72.50

Income from investment operations:
Net investment income	0.75	1.04	0.66	0.59	0.65	0.18
Net realized and unrealized gain (loss)	2.17	3.46	15.16	(15.09)	(3.87)	(11.73)

Total from investment operations	2.92	4.50	15.82	(14.50)	(3.22)	(11.55)

Less distributions from:
Net investment income	—	(1.03)	(0.65)	(0.55)	(0.53)	(0.12)

Total distributions	—	(1.03)	(0.65)	(0.55)	(0.53)	(0.12)

Net asset value, end of period	$63.59	$60.67	$57.20	$42.03	$57.08	$60.83

Total return	4.82%[b]	7.85%	37.68%	(25.46)%	(5.32)%	(15.94)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$352,935	$342,782	$168,736	$65,143	$45,666	$103,407
Ratio of expenses to average net assets[c]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[c]	2.35%	2.24%	1.63%	1.60%	1.08%	0.88%
Portfolio turnover rate[d]	3%	4%	4%	5%	4%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$82.90	$60.07	$44.47	$54.57	$49.64

Income from investment operations:
Net investment income	0.35	1.32	0.68	0.88	0.22
Net realized and unrealized gain (loss)	18.51	22.78	15.54	(10.07)	4.78

Total from investment operations	18.86	24.10	16.22	(9.19)	5.00

Less distributions from:
Net investment income	—	(1.27)	(0.62)	(0.91)	(0.07)

Total distributions	—	(1.27)	(0.62)	(0.91)	(0.07)

Net asset value, end of period	$101.76	$82.90	$60.07	$44.47	$54.57

Total return	22.75%[b]	40.40%	36.55%	(16.91)%	10.10%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$707,230	$323,296	$90,100	$17,786	$16,372
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	1.65%	2.00%	1.92%	1.89%	1.17%
Portfolio turnover rate[d]	0%[e]	5%	4%	9%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units
[e]	Rounds to less than 1%.

See notes to the financial statements.

100	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$64.22	$60.26	$39.98	$53.32	$51.00

Income from investment operations:
Net investment income	0.86	0.86	1.38	0.56	0.29
Net realized and unrealized gain (loss)	3.81	4.00	20.21	(13.33)	2.07

Total from investment operations	4.67	4.86	21.59	(12.77)	2.36

Less distributions from:
Net investment income	—	(0.90)	(1.31)	(0.57)	(0.04)

Total distributions	—	(0.90)	(1.31)	(0.57)	(0.04)

Net asset value, end of period	$68.89	$64.22	$60.26	$39.98	$53.32

Total return	7.27%[b]	8.02%	54.23%	(24.03)%	4.64%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$82,669	$70,642	$30,129	$15,994	$10,663
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets exclusive of foreign taxes, if applicable (Note 1)[c]	n/a	0.65%	n/a	n/a	n/a
Ratio of net investment income to average net assets[c]	2.76%	2.11%	2.14%	2.04%	1.44%
Portfolio turnover rate[d]	3%	5%	8%	8%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 13, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$48.13	$46.66	$39.81	$49.06	$49.53

Income from investment operations:
Net investment income	0.13	0.39	0.31	0.28	0.11
Net realized and unrealized gain (loss)	3.46	1.44	6.84	(9.28)	(0.57)

Total from investment operations	3.59	1.83	7.15	(9.00)	(0.46)

Less distributions from:
Net investment income	—	(0.36)	(0.30)	(0.25)	(0.01)

Total distributions	—	(0.36)	(0.30)	(0.25)	(0.01)

Net asset value, end of period	$51.72	$48.13	$46.66	$39.81	$49.06

Total return	7.46%[b]	3.93%	17.98%	(18.36)%	(0.92)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$406,028	$228,613	$130,656	$25,874	$17,172
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	0.85%	1.12%	1.25%	0.96%	0.62%
Portfolio turnover rate[d]	2%	10%	6%	4%	1%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

102	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$47.65	$50.99	$33.46	$51.91	$53.19

Income from investment operations:
Net investment income (loss)	0.06	0.59	(0.04)	(0.05)	(0.19)
Net realized and unrealized gain (loss)	3.53	(3.31)	17.57	(18.40)	(1.09)

Total from investment operations	3.59	(2.72)	17.53	(18.45)	(1.28)

Less distributions from:
Net investment income	—	(0.57)	—	—	—
Return of capital	—	(0.05)	—	—	—

Total distributions	—	(0.62)	—	—	—

Net asset value, end of period	$51.24	$47.65	$50.99	$33.46	$51.91

Total return	7.53%[b]	(5.40)%	52.39%	(35.54)%	(2.40)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,368	$42,887	$28,045	$6,692	$7,786
Ratio of expenses to average net assets[c]	0.66%	0.66%	0.65%	0.66%	0.65%
Ratio of expenses to average net assets exclusive of foreign taxes, if applicable (Note 1)[c]	0.65%	0.65%	0.65%	0.65%	n/a
Ratio of net investment income (loss) to average net assets[c]	0.25%	1.25%	(0.14)%	(0.16)%	(0.44)%
Portfolio turnover rate[d]	3%	7%	5%	4%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$50.00	$46.10	$33.40	$44.84	$50.68

Income from investment operations:
Net investment income	0.60	0.75	0.62	0.65	0.11
Net realized and unrealized gain (loss)	1.14	3.82	12.73	(11.45)	(5.93)

Total from investment operations	1.74	4.57	13.35	(10.80)	(5.82)

Less distributions from:
Net investment income	—	(0.67)	(0.65)	(0.64)	(0.02)

Total distributions	—	(0.67)	(0.65)	(0.64)	(0.02)

Net asset value, end of period	$51.74	$50.00	$46.10	$33.40	$44.84

Total return	3.48%[b]	9.84%	40.06%	(24.24)%	(11.50)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$59,506	$42,499	$20,747	$10,020	$13,451
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	3.24%	2.24%	1.54%	1.78%	0.61%
Portfolio turnover rate[d]	3%	13%	7%	9%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

104	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 25, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$75.29	$64.39	$42.88	$59.04	$63.13	$79.32

Income from investment operations:
Net investment income	1.37	1.36	1.13	1.18	0.83	0.38
Net realized and unrealized gain (loss)	3.67	10.89	21.49	(16.28)	(4.08)	(16.30)

Total from investment operations	5.04	12.25	22.62	(15.10)	(3.25)	(15.92)

Less distributions from:
Net investment income	—	(1.35)	(1.11)	(1.06)	(0.84)	(0.27)

Total distributions	—	(1.35)	(1.11)	(1.06)	(0.84)	(0.27)

Net asset value, end of period	$80.33	$75.29	$64.39	$42.88	$59.04	$63.13

Total return	6.69%[b]	19.04%	52.85%	(25.73)%	(5.16)%	(20.10)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,225,001	$1,182,054	$772,664	$375,187	$569,757	$154,656
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets exclusive of foreign taxes, if applicable (Note 1)[c]	n/a	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	3.52%	2.26%	2.17%	2.11%	1.49%	1.12%
Portfolio turnover rate[d]	3%	5%	5%	6%	4%	24%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 25, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$81.84	$62.19	$35.58	$52.49	$41.51

Income from investment operations:
Net investment income	0.94	0.88	0.77	0.89	0.61
Net realized and unrealized gain (loss)	36.91	19.71	26.58	(16.88)	10.64

Total from investment operations	37.85	20.59	27.35	(15.99)	11.25

Less distributions from:
Net investment income	—	(0.94)	(0.74)	(0.92)	(0.27)

Total distributions	—	(0.94)	(0.74)	(0.92)	(0.27)

Net asset value, end of period	$119.69	$81.84	$62.19	$35.58	$52.49

Total return	46.26%[b]	33.17%	77.07%	(30.54)%	27.16%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$861,784	$335,564	$83,960	$8,895	$7,873
Ratio of expenses to average net assets[c]	0.51%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets exclusive of foreign taxes, if applicable (Note 1)[c]	0.50%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[c]	3.21%	2.00%	2.61%	2.42%	2.94%
Portfolio turnover rate[d]	4%	6%	13%	9%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

106	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 23, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$90.72	$94.57	$57.21	$73.59	$77.39

Income from investment operations:
Net investment income	0.16	0.43	0.44	0.60	0.10
Net realized and unrealized gain (loss)	13.91	(3.94)	37.16	(16.28)	(3.90)

Total from investment operations	14.07	(3.51)	37.60	(15.68)	(3.80)

Less distributions from:
Net investment income	—	(0.34)	(0.24)	(0.70)	—

Total distributions	—	(0.34)	(0.24)	(0.70)	—

Net asset value, end of period	$104.79	$90.72	$94.57	$57.21	$73.59

Total return	15.51%[b]	(3.71)%	65.79%	(21.36)%	(4.91)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$125,746	$95,254	$56,742	$8,581	$33,117
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[c]	0.54%	0.67%	1.00%	0.26%	0.32%
Portfolio turnover rate[d]	7%	4%	4%	4%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Feb. 5, 2001[a] to Mar. 31, 2001
Net asset value, beginning of period	$63.86	$77.39	$51.09	$77.28	$76.81	$99.66

Income from investment operations:
Net investment loss	(0.13)	(0.29)	(0.23)	(0.17)	(0.17)	(0.05)
Net realized and unrealized gain (loss)	13.27	(13.24)	26.53	(26.02)	0.64	(22.80)

Total from investment operations	13.14	(13.53)	26.30	(26.19)	0.47	(22.85)

Net asset value, end of period	$77.00	$63.86	$77.39	$51.09	$77.28	$76.81

Total return	20.57%[b]	(17.48)%	51.48%	(33.89)%	0.61%	(22.93)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,594,001	$1,079,203	$1,036,973	$533,932	$289,807	$99,847
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.37)%	(0.40)%	(0.43)%	(0.43)%	(0.46)%	(0.50)%
Portfolio turnover rate[d]	7%	14%	36%	48%	17%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

108	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2005, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares S&P 100, iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150 and iShares Nasdaq Biotechnology Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40 and iShares S&P/TOPIX 150 Index Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO THE FINANCIAL STATEMENTS	109

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Taiwan, Italy and Greece may levy taxes on stock dividends at rates of 20%, 27% and 3%, respectively, based on the par value of stock dividends received by the iShares S&P Global Technology Sector, iShares S&P Global Financials Sector and iShares S&P Europe 350 Index Funds. These taxes are paid by the Funds receiving the stock dividends and, if any, are disclosed in their Statements of Operations.

The iShares S&P Europe 350 and iShares S&P Latin America 40 Index Funds may pay foreign taxes on certain taxable corporate events (i.e., spin-offs and tender offers) by Swedish and Brazilian companies, respectively, whose securities are held by the Funds. The foreign taxes paid by the Funds, if any, are disclosed in their Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

110	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2005.

The Funds had tax basis net capital loss carryforwards as of March 31, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2111	Expiring 2012	Expiring 2013	Total
S&P 100	$2,233,709	$3,096,882	$741,460	$—	$6,072,051
S&P Global 100	329,587	1,022,865	1,200,075	670,309	3,222,836
S&P Global Energy Sector	—	37,853	113,031	43,806	194,690
S&P Global Financials Sector	—	148,034	105,686	20,625	274,345
S&P Global Healthcare Sector	—	147,652	235,701	483,846	867,199
S&P Global Technology Sector	—	114,472	244,568	111,285	470,325
S&P Global Telecommunications Sector	—	387,475	231,569	—	619,044
S&P Europe 350	187,234	2,116,359	8,843,656	—	11,147,249
S&P Latin America 40	—	29,834	187,237	95,728	312,799
S&P/TOPIX 150	—	276,198	17,138	175,929	469,265
Nasdaq Biotechnology	2,280,865	29,163,198	11,433,188	39,449,891	82,327,142

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

For the six months ended September 30, 2005, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2005 are disclosed in the Funds’ Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	111

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$807,200,832	$6,826,479	$(69,359,223)	$(62,532,744)
S&P Global 100	380,075,776	30,145,726	(15,367,015)	14,778,711
S&P Global Energy Sector	638,195,938	129,709,965	—	129,709,965
S&P Global Financials Sector	81,634,063	11,965,835	(876,231)	11,089,604
S&P Global Healthcare Sector	416,882,903	38,644,732	(18,005,145)	20,639,587
S&P Global Technology Sector	59,187,987	5,039,976	(2,585,304)	2,454,672
S&P Global Telecommunications Sector	64,106,770	3,956,128	(2,580,471)	1,375,657
S&P Europe 350	1,222,594,475	222,199,021	(21,456,355)	200,742,666
S&P Latin America 40	756,387,716	209,775,701	—	209,775,701
S&P/TOPIX 150	113,344,018	23,534,264	(1,226,703)	22,307,561
Nasdaq Biotechnology	2,191,966,923	109,973,366	(234,364,997)	(124,391,631)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of September 30, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5 below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P Global 100	0.40
S&P Global Energy Sector	0.65
S&P Global Financials Sector	0.65
S&P Global Healthcare Sector	0.65
S&P Global Technology Sector	0.65
S&P Global Telecommunications Sector	0.65
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50
Nasdaq Biotechnology	0.50

112	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$38,272
S&P Global 100	89,633
S&P Global Energy Sector	72,714
S&P Global Financials Sector	15,291
S&P Global Healthcare Sector	31,650
S&P Global Technology Sector	5,941
S&P Global Telecommunications Sector	14,774
S&P Europe 350	699,479
S&P Latin America 40	118,079
S&P/TOPIX 150	5,137
Nasdaq Biotechnology	672,195

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended September 30, 2005, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended September 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the six months ended and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	113

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the six months ended September 30, 2005, including income earned from these affiliated issuers and net realized gains (losses) from sales of these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
S&P 100
IMMF	4,973	69,292	73,679	586	$586,042	$8,867	$—
S&P Global 100
Barclays PLC	304	25	33	296	2,997,535	49,237	89,932
IMMF	107	27,169	27,203	73	72,956	3,428	—
S&P Global Energy Sector
IMMF	289	58,561	56,798	2,052	2,052,212	7,674	—
S&P Global Financials Sector
Barclays PLC	95	9	2	102	1,032,508	17,195	(1,027)
IMMF	174	7,897	7,990	81	81,249	1,004	—
S&P Global Healthcare Sector
IMMF	123	32,469	32,320	272	271,966	4,127	—
S&P Global Technology Sector
IMMF	12	5,492	5,471	33	32,946	684	—
S&P Global Telecommunications Sector
IMMF	49	5,511	5,469	91	91,319	662	—
S&P Europe 350
Barclays PLC	1,244	49	66	1,227	12,441,273	205,423	179,774
IMMF	249	51,069	50,803	515	515,442	6,094	—
S&P Latin America 40
IMMF	576	93,293	92,649	1,220	1,219,641	12,120	—
S&P/TOPIX 150
IMMF	1	1,972	1,971	2	2,290	235	—
Nasdaq Biotechnology
IMMF	442	81,345	80,754	1,033	1,032,588	10,731	—

During the six months ended September 30, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of September 30, 2005, certain trustees and officers of the Trust are also officers of BGI.

114	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2005 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$38,867,590	$38,213,388
S&P Global 100	14,232,445	10,310,865
S&P Global Energy Sector	7,648,995	1,235,929
S&P Global Financials Sector	3,683,643	2,318,410
S&P Global Healthcare Sector	10,505,411	7,911,444
S&P Global Technology Sector	1,428,698	1,334,815
S&P Global Telecommunications Sector	2,055,492	1,172,881
S&P Europe 350	49,961,119	29,273,127
S&P Latin America 40	27,892,482	19,874,949
S&P/TOPIX 150	8,111,235	7,208,629
Nasdaq Biotechnology	96,969,620	101,199,099

In-kind transactions (see Note 4) for the six months ended September 30, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$334,383,531	$446,446,335
S&P Global 100	23,604,518	30,453,736
S&P Global Energy Sector	337,163,927	41,882,446
S&P Global Financials Sector	6,224,358	—
S&P Global Healthcare Sector	161,614,326	7,545,920
S&P Global Technology Sector	9,780,000	—
S&P Global Telecommunications Sector	15,255,623	—
S&P Europe 350	20,894,970	54,354,092
S&P Latin America 40	342,749,966	20,770,338
S&P/TOPIX 150	15,382,803	—
Nasdaq Biotechnology	1,161,581,182	925,385,568

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	115

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2005, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of September 30, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

116	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

A special meeting of shareholders of iShares Trust was scheduled on July 14, 2005 and subsequently adjourned until August 11, 2005. All proposals were approved by the shareholders except as noted below. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1 *

To elect the eight nominees specified below as Trustees of the Trust, each of whom will serve until his/her successor is duly elected or appointed and qualified.

Trustee	Votes For	Votes Withheld
Lee T. Kranefuss	647,047,151	12,010,432
John E. Martinez	647,057,342	12,000,240
Richard K. Lyons	647,782,813	11,274,769
George G.C. Parker	644,369,500	14,688,081
W. Allen Reed	647,251,696	11,805,888
Cecilia H. Herbert	647,073,394	11,984,192
Charles A. Hurty	647,183,684	11,873,899
John E. Kerrigan	647,826,001	11,231,583

Messrs. Kranefuss, Martinez, Lyons, Reed and Parker previously served as Trustees of the Trust and were re-elected. Ms. Herbert and Messrs. Hurty and Kerrigan were newly elected.

Proposal 2A

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding issuing senior securities. Shareholders of the iShares S&P Global Energy Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector and iShares S&P Latin America 40 Index Funds did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
S&P 100	6,096,113	88,606	66,127	1,824,723
S&P Global 100	2,730,603	43,711	28,778	692,671
S&P Global Energy Sector	1,285,357	55,771	48,441	589,407
S&P Global Financials Sector	533,710	6,638	7,070	179,358
S&P Global Healthcare Sector	1,587,899	44,602	138,201	1,163,258
S&P Global Technology Sector	254,983	8,957	4,055	243,286
S&P Global Telecommunications Sector	296,985	3,382	4,540	120,669
S&P Europe 350	5,449,881	63,061	75,522	2,244,842
S&P Latin America 40	1,305,159	23,546	42,835	758,101
S&P/TOPIX 150	438,370	13,409	13,549	83,310
Nasdaq Biotechnology	6,927,286	302,848	132,213	1,380,657

SHAREHOLDER MEETING RESULTS	117

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Proposal 2B

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding the making of loans. Shareholders of the iShares S&P Global Energy Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector and iShares S&P Latin America 40 Index Funds did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
S&P 100	6,067,558	115,488	67,800	1,824,723
S&P Global 100	2,723,792	47,320	31,980	692,671
S&P Global Energy Sector	1,280,926	60,238	48,405	589,407
S&P Global Financials Sector	534,228	6,104	7,086	179,358
S&P Global Healthcare Sector	1,581,486	50,684	138,532	1,163,258
S&P Global Technology Sector	254,253	9,928	3,814	243,286
S&P Global Telecommunications Sector	296,434	4,255	4,218	120,669
S&P Europe 350	5,435,327	77,449	75,687	2,244,843
S&P Latin America 40	1,301,777	26,868	42,894	758,102
S&P/TOPIX 150	439,509	12,342	13,477	83,310
Nasdaq Biotechnology	6,767,065	462,738	132,544	1,380,657

Proposal 3

To approve a change in the classification of the investment objectives of certain Funds from fundamental to non-fundamental. Shareholders of the iShares S&P Global Energy Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Europe 350 and iShares S&P Latin America 40 Index Funds did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
S&P 100	5,613,961	569,491	67,394	1,824,723
S&P Global 100	2,685,074	86,392	31,626	692,671
S&P Global Energy Sector	1,278,104	63,138	48,326	589,408
S&P Global Financials Sector	527,662	12,586	7,170	179,358
S&P Global Healthcare Sector	1,539,473	90,364	140,865	1,163,258
S&P Global Technology Sector	251,635	12,261	4,099	243,286
S&P Global Telecommunications Sector	294,475	6,064	4,368	120,669
S&P Europe 350	5,242,039	271,157	75,267	2,244,843
S&P Latin America 40	1,284,671	43,009	43,859	758,102
S&P/TOPIX 150	429,916	22,185	13,227	83,310
Nasdaq Biotechnology	6,314,091	914,226	134,030	1,380,657

*	Denotes Trust-wide proposal and voting results.
**	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

118	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-and three- year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that some Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, while other Funds underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but that all the Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	119

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s, historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory

120	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	121

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI )

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT )

iShares GS $ InvesTop™ Corporate (LQD)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Semi-Annual Report.

2117-iS-0805

122	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard and Poor’s or The Nasdaq Stock Market, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2005 semi-annual report to shareholders |september 30, 2005

iSHARES RUSSELL SERIES

iShares russell 3000 index fund

iShares russell 3000 growth index fund

iShares russell 3000 value index fund

iShares russell microcapTM index fund

iShares russell midcap index fund

iShares russell midcap growth index fund

iShares russell midcap value index fund

Fund Performance Overview

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of September 30, 2005

	Average Annual Total Returns
	Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	14.39%	14.36%	14.57%	(0.91)%	(0.93)%	(0.72)%	0.10%	0.07%	0.30%
Russell 3000 Growth	11.85%	11.86%	12.13%	(8.43)%	(8.42)%	(8.20)%	(9.06)%	(9.07)%	(8.85)%
Russell 3000 Value	16.50%	16.54%	16.78%	6.15%	6.14%	6.42%	7.03%	7.02%	7.29%

	Cumulative Total Returns
	Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	14.39%	14.36%	14.57%	(4.45)%	(4.58)%	(3.55)%	0.53%	0.37%	1.62%
Russell 3000 Growth	11.85%	11.86%	12.13%	(35.61)%	(35.59)%	(34.79)%	(38.91)%	(38.93)%	(38.17)%
Russell 3000 Value	16.50%	16.54%	16.78%	34.75%	34.72%	36.47%	42.26%	42.22%	44.05%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005 (the “reporting period”), the Fund returned 6.27%, while the Index returned 6.35%.

PORTFOLIO ALLOCATION As of 9/30/05
Sector	% of Net Assets
Consumer Non-Cyclical	21.48%
Financial	20.44
Communications	11.25
Technology	11.03
Industrial	10.59
Energy	9.35
Consumer Cyclical	9.24
Utilities	3.75
Basic Materials	2.72
Diversified	0.04
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Exxon Mobil Corp.	2.95%
General Electric Co.	2.61
Microsoft Corp.	1.74
Citigroup Inc.	1.73
Johnson & Johnson	1.38
Pfizer Inc.	1.36
Bank of America Corp.	1.24
Altria Group Inc.	1.12
Intel Corp.	1.11
Procter & Gamble Co.	1.08

TOTAL	16.32%

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 6.74%, while the Growth Index returned 6.87%.

PORTFOLIO ALLOCATION As of 9/30/05
Sector	% of Net Assets
Consumer Non-Cyclical	30.18%
Technology	18.38
Industrial	13.70
Consumer Cyclical	13.16
Communications	11.66
Financial	6.35
Energy	4.27
Basic Materials	1.59
Utilities	0.57
Diversified	0.03
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
General Electric Co.	3.94%
Microsoft Corp.	3.47
Johnson & Johnson	2.74
Intel Corp.	2.22
Procter & Gamble Co.	2.16
Cisco Systems Inc.	1.69
Wal-Mart Stores Inc.	1.61
International Business Machines Corp.	1.60
Amgen Inc.	1.44
PepsiCo Inc.	1.38

TOTAL	22.25%

2	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 5.75%, while the Value Index returned 5.85%.

PORTFOLIO ALLOCATION As of 9/30/05
Sector	% of Net Assets
Financial	34.63%
Energy	14.43
Consumer Non-Cyclical	12.73
Communications	10.85
Industrial	7.42
Utilities	6.93
Consumer Cyclical	5.36
Basic Materials	3.85
Technology	3.64
Diversified	0.05
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Exxon Mobil Corp.	5.92%
Citigroup Inc.	3.47
Pfizer Inc.	2.72
Bank of America Corp.	2.48
Chevron Corp.	2.15
JP Morgan Chase & Co.	1.75
American International Group Inc.	1.46
ConocoPhillips	1.42
Altria Group Inc.	1.33
Verizon Communications Inc.	1.32

TOTAL	24.02%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview

iSHARES® RUSSELL MICROCAP™ INDEX FUND

Performance as of September 30, 2005

The iShares Russell Microcap™ Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell MicrocapX™ Index (the “Index”). The Index measures the microcap sector of the U.S. equity market. The Index is a capitalization-weighted index and includes companies ranging in total market capitalization from approximately $50 million to $550 million, though these amounts may change from time to time. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the period from August 12, 2005 (inception date of the Fund) through September 30, 2005, the Fund returned 1.74%, while the Index returned 2.23%.

Cumulative Total Returns
Inception to 9/30/05
NAV	MARKET	INDEX
1.74%	1.76%	2.23%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 8/12/05.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 9/30/05
Sector	% of Net Assets
Consumer Non-Cyclical	23.99%
Financial	20.12
Industrial	14.07
Technology	11.36
Communications	10.66
Consumer Cyclical	10.48
Energy	5.19
Basic Materials	2.93
Utilities	1.08
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Cubist Pharmaceuticals Inc.	0.32%
IBERIABANK Corp.	0.25
American States Water Co.	0.25
ViroPharma Inc.	0.24
Trident Microsystems Inc.	0.23
Dobson Communications Corp. Class A	0.23
Independent Bank Corp. (Massachusetts)	0.22
Royal Gold Inc.	0.22
Giant Industries Inc.	0.22
Integra Bank Corp.	0.22

TOTAL	2.40%

4	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of September 30, 2005

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 9/30/05			Inception to 9/30/05			Inception to 9/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	24.98%	25.01%	25.10%	10.63%	10.61%	10.76%	52.95%	52.88%	53.76%
Russell Midcap Growth	23.15%	23.38%	23.47%	5.64%	5.62%	5.90%	25.98%	25.88%	27.29%
Russell Midcap Value	26.02%	26.10%	26.13%	13.34%	13.33%	13.52%	69.37%	69.32%	70.56%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/17/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/20/01), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the “Index”). The Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005 (the “reporting period”), the Fund returned 10.33%, while the Index returned 10.35%.

PORTFOLIO ALLOCATION As of 9/30/05
Sector	% of Net Assets
Financial	20.17%
Consumer Non-Cyclical	17.56
Consumer Cyclical	14.13
Technology	10.67
Industrial	10.57
Energy	8.13
Utilities	7.74
Communications	6.86
Basic Materials	4.10
Diversified	0.10
Short-Term and Other Net Assets	(0.03)

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
EOG Resources Inc.	0.49%
Federated Department Stores Inc.	0.48
Norfolk Southern Corp.	0.45
XTO Energy Inc.	0.45
Archer-Daniels-Midland Co.	0.44
Agilent Technologies Inc.	0.44
CIGNA Corp.	0.42
Edison International	0.42
Public Service Enterprise Group Inc.	0.42
American Electric Power Co. Inc.	0.42

TOTAL	4.43%

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Fund invests in a representative sample of the securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 10.09%, while the Growth Index returned 10.21%.

PORTFOLIO ALLOCATION As of 9/30/05
Sector	% of Net Assets
Consumer Non-Cyclical	23.07%
Consumer Cyclical	18.49
Technology	16.37
Industrial	12.37
Energy	11.01
Communications	8.24
Financial	7.72
Basic Materials	2.09
Utilities	0.63
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
EOG Resources Inc.	1.03%
XTO Energy Inc.	0.94
Maxim Integrated Products Inc.	0.80
Analog Devices Inc.	0.79
Forest Laboratories Inc.	0.79
Agilent Technologies Inc.	0.78
Broadcom Corp. Class A	0.75
Moody’s Corp.	0.74
Paychex Inc.	0.71
Allergan Inc.	0.69

TOTAL	8.02%

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 10.30%, while the Value Index returned 10.31%.

PORTFOLIO ALLOCATION As of 9/30/05
Sector	% of Net Assets
Financial	31.57%
Utilities	14.24
Consumer Non-Cyclical	12.54
Consumer Cyclical	10.14
Industrial	8.87
Basic Materials	5.93
Communications	5.64
Energy	5.48
Technology	5.47
Diversified	0.18
Short-Term and Other Net Assets	(0.06)

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05
Security	% of Net Assets
Federated Department Stores Inc.	0.91%
Archer-Daniels-Midland Co.	0.85
CIGNA Corp.	0.81
Edison International	0.81
Public Service Enterprise Group Inc.	0.81
American Electric Power Co. Inc.	0.80
Kroger Co.	0.79
PG&E Corp.	0.76
Lucent Technologies Inc.	0.76
Norfolk Southern Corp.	0.74

TOTAL	8.04%

6	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (April 1, 2005)[a]	Ending Account Value (September 30, 2005)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (April 1 to September 30, 2005)
Russell 3000
Actual	$1,000.00	$1,062.70	0.20%	$1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	1,067.40	0.25	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
Russell 3000 Value
Actual	1,000.00	1,057.50	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
Russell MicrocapTM
Actual	1,000.00	1,017.40	0.60	0.81
Hypothetical (5% return before expenses)	1,000.00	1,005.91	0.60	0.81

SHAREHOLDER EXPENSES	7

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (April 1, 2005)[a]	Ending Account Value (September 30, 2005)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (April 1 to September 30, 2005)
Russell Midcap
Actual	$1,000.00	$1,103.30	0.20%	$1.05
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	1,100.90	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
Russell Midcap Value
Actual	1,000.00	1,103.00	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27

[a]	Account values are based on a start date of August 12, 2005 (commencement of operations) for the iShares Russell MicrocapTM Index Fund.
[b]	Except for the iShares Russell MicrocapTM Index Fund, expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Expenses for the iShares Russell MicrocapTM Index Fund, which commenced operations on August 12, 2005, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (49 days), and divided by the number of days in the year (365 days).

8	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$4,907,333	0.26%

		4,907,333	0.26
AEROSPACE & DEFENSE
Boeing Co. (The)	116,152	7,892,528	0.41
United Technologies Corp.	143,889	7,459,206	0.39
Other securities[1]		17,625,467	0.91

		32,977,201	1.71
AGRICULTURE
Altria Group Inc.	290,877	21,440,544	1.12
Other securities[1]		7,504,571	0.39

		28,945,115	1.51
AIRLINES
Other securities[1]		2,904,274	0.15

		2,904,274	0.15
APPAREL
Other securities[1]		8,388,982	0.44

		8,388,982	0.44
AUTO MANUFACTURERS
Other securities[1]		6,955,096	0.36

		6,955,096	0.36
AUTO PARTS & EQUIPMENT
Other securities[1]		5,224,706	0.27

		5,224,706	0.27
BANKS
Bank of America Corp.	564,845	23,779,975	1.24
U.S. Bancorp	257,619	7,233,942	0.38
Wachovia Corp.	221,575	10,544,754	0.55
Wells Fargo & Co.	237,155	13,890,168	0.72
Other securities[1]		61,714,442	3.20

		117,163,281	6.09
BEVERAGES
Coca-Cola Co. (The)	292,731	12,643,052	0.66
PepsiCo Inc.	235,361	13,347,322	0.69
Other securities[1]		8,174,436	0.43

		34,164,810	1.78
BIOTECHNOLOGY
Amgen Inc.[2]	173,927	$13,856,764	0.72%
Other securities[1]		19,498,667	1.01

		33,355,431	1.73
BUILDING MATERIALS
Other securities[1]		7,866,430	0.41

		7,866,430	0.41
CHEMICALS
Other securities[1]		28,022,719	1.46

		28,022,719	1.46
COAL
Other securities[1]		4,030,899	0.21

		4,030,899	0.21
COMMERCIAL SERVICES
Other securities[1]		29,247,923	1.52

		29,247,923	1.52
COMPUTERS
Dell Inc.[2]	345,621	11,820,238	0.62
Hewlett-Packard Co.	406,980	11,883,816	0.62
International Business Machines Corp.	226,606	18,178,333	0.95
Other securities[1]		29,964,296	1.55

		71,846,683	3.74
COSMETICS & PERSONAL CARE
Gillette Co. (The)	125,928	7,329,010	0.38
Procter & Gamble Co.	350,367	20,832,822	1.08
Other securities[1]		7,087,506	0.37

		35,249,338	1.83
DISTRIBUTION & WHOLESALE
Other securities[1]		5,633,041	0.29

		5,633,041	0.29
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	153,758	8,831,860	0.46
Citigroup Inc.	730,639	33,258,687	1.73
Goldman Sachs Group Inc. (The)	57,973	7,048,357	0.37
JP Morgan Chase & Co.	494,240	16,769,563	0.87
Merrill Lynch & Co. Inc.	132,491	8,128,323	0.42
Morgan Stanley	153,999	8,306,706	0.43
Other securities[1]		51,741,084	2.69

		134,084,580	6.97

SUMMARY SCHEDULES OF INVESTMENTS	9

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[1]		$63,272,035	3.29%

		63,272,035	3.29
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		8,051,337	0.42

		8,051,337	0.42
ELECTRONICS
Other securities[1]		14,990,056	0.78

		14,990,056	0.78
ENERGY - ALTERNATE SOURCES
Other securities[1]		834,397	0.04

		834,397	0.04
ENGINEERING & CONSTRUCTION
Other securities[1]		2,639,151	0.14

		2,639,151	0.14
ENTERTAINMENT
Other securities[1]		4,294,364	0.22

		4,294,364	0.22
ENVIRONMENTAL CONTROL
Other securities[1]		4,763,946	0.25

		4,763,946	0.25
FOOD
Other securities[1]		30,110,961	1.57

		30,110,961	1.57
FOREST PRODUCTS & PAPER
Other securities[1]		10,339,711	0.54

		10,339,711	0.54
GAS
Other securities[1]		7,911,815	0.41

		7,911,815	0.41
HAND & MACHINE TOOLS
Other securities[1]		2,593,375	0.14

		2,593,375	0.14
HEALTH CARE - PRODUCTS
Johnson & Johnson	417,640	26,428,259	1.38
Medtronic Inc.	170,007	9,115,775	0.47
Other securities[1]		34,315,562	1.78

		69,859,596	3.63
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	177,969	$10,001,858	0.52%
Other securities[1]		28,932,523	1.50

		38,934,381	2.02
HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		769,142	0.04

		769,142	0.04
HOME BUILDERS
Other securities[1]		10,381,178	0.54

		10,381,178	0.54
HOME FURNISHINGS
Other securities[1]		2,596,056	0.14

		2,596,056	0.14
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		10,384,720	0.54

		10,384,720	0.54
HOUSEWARES
Other securities[1]		1,187,947	0.06

		1,187,947	0.06
INSURANCE
American International Group Inc.	322,296	19,969,460	1.04
Other securities[1]		63,596,864	3.31

		83,566,324	4.35
INTERNET
Google Inc. Class A2	23,090	7,307,061	0.38
Other securities[1]		28,594,806	1.49

		35,901,867	1.87
INVESTMENT COMPANIES
Other securities[1]		1,585,765	0.08

		1,585,765	0.08
IRON & STEEL
Other securities[1]		4,003,411	0.21

		4,003,411	0.21
LEISURE TIME
Other securities[1]		3,819,022	0.20

		3,819,022	0.20
LODGING
Other securities[1]		9,244,332	0.48

		9,244,332	0.48

10	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[1]		$15,046,401	0.78%

		15,046,401	0.78
MANUFACTURING
General Electric Co.	1,489,543	50,152,913	2.61
3M Co.	108,173	7,935,571	0.41
Other securities[1]		23,795,268	1.24

		81,883,752	4.26
MEDIA
Comcast Corp. Class A2	285,822	8,397,450	0.44
Time Warner Inc.	644,758	11,676,567	0.61
Other securities[1]		47,002,572	2.44

		67,076,589	3.49
METAL FABRICATE & HARDWARE
Other securities[1]		2,706,057	0.14

		2,706,057	0.14
MINING
Other securities[1]		9,880,147	0.51

		9,880,147	0.51
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		3,567,898	0.19

		3,567,898	0.19
OFFICE FURNISHINGS
Other securities[1]		999,503	0.05

		999,503	0.05
OIL & GAS
Chevron Corp.	318,300	20,603,559	1.07
ConocoPhillips	195,688	13,680,548	0.71
Exxon Mobil Corp.	894,025	56,806,348	2.95
Other securities[1]		59,669,787	3.11

		150,760,242	7.84
OIL & GAS SERVICES
Other securities[1]		16,930,432	0.88

		16,930,432	0.88
PACKAGING & CONTAINERS
Other securities[1]		3,554,296	0.19

		3,554,296	0.19
PHARMACEUTICALS
Abbott Laboratories	217,960	$9,241,504	0.48%
Lilly (Eli) & Co.	137,930	7,382,014	0.38
Merck & Co. Inc.	309,672	8,426,175	0.44
Pfizer Inc.	1,044,311	26,076,446	1.36
Wyeth	188,138	8,705,145	0.45
Other securities[1]		43,063,143	2.24

		102,894,427	5.35
PIPELINES
Other securities[1]		7,295,565	0.38

		7,295,565	0.38
REAL ESTATE
Other securities[1]		1,902,181	0.10

		1,902,181	0.10
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		40,442,893	2.10

		40,442,893	2.10
RETAIL
Home Depot Inc.	303,409	11,572,019	0.60
Wal-Mart Stores Inc.	353,991	15,511,886	0.81
Other securities[1]		85,668,876	4.45

		112,752,781	5.86
SAVINGS & LOANS
Other securities[1]		14,421,128	0.75

		14,421,128	0.75
SEMICONDUCTORS
Intel Corp.	867,034	21,372,388	1.11
Texas Instruments Inc.	233,640	7,920,396	0.41
Other securities[1]		33,025,426	1.72

		62,318,210	3.24
SOFTWARE
Microsoft Corp.	1,300,459	33,460,810	1.74
Other securities[1]		40,702,451	2.12

		74,163,261	3.86
STORAGE & WAREHOUSING
Other securities[1]		90,038	0.00

		90,038	0.00
TELECOMMUNICATIONS
Cisco Systems Inc.[2]	908,493	16,289,279	0.85
Motorola Inc.	344,693	7,614,268	0.40

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
QUALCOMM Inc.	229,611	$10,275,092	0.53%
SBC Communications Inc.	464,266	11,128,456	0.58

Sprint Nextel Corp.	391,416	9,307,872	0.48
Verizon Communications Inc.	388,930	12,714,122	0.66

Other securities[1]		40,959,172	2.13

		108,288,261	5.63
TEXTILES
Other securities[1]		1,585,627	0.08

		1,585,627	0.08
TOYS, GAMES & HOBBIES
Other securities[1]		1,825,772	0.10

		1,825,772	0.10
TRANSPORTATION
Other securities[1]		25,988,501	1.35

		25,988,501	1.35
TRUCKING & LEASING
Other securities[1]		372,241	0.02

		372,241	0.02
WATER
Other securities[1]		884,830	0.05

		884,830	0.05

TOTAL COMMON STOCKS (Cost: $1,871,143,424)		1,920,633,764	99.89
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		8,007,722	0.42

		8,007,722	0.42
COMMERCIAL PAPER[3]
Other securities[1]		55,158,573	2.87

		55,158,573	2.87
LOAN PARTICIPATIONS[3]
Other securities[1]		314,037	0.02

		314,037	0.02
MEDIUM-TERM NOTES[3]
Other securities[1]		1,199,503	0.06

		1,199,503	0.06
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[4,5]	1,391,005	$1,391,005	0.07%

		1,391,005	0.07
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		34,701,055	1.80

		34,701,055	1.80
TIME DEPOSITS[3]
Other securities[1]		3,510,484	0.18

		3,510,484	0.18
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		58,034,990	3.02

		58,034,990	3.02

TOTAL SHORT-TERM INVESTMENTS (Cost: $162,317,369)		162,317,369	8.44

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,033,460,793)		2,082,951,133	108.33
Other Assets, Less Liabilities		(160,083,130)	(8.33)

NET ASSETS		$1,922,868,003	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	Aggregated repurchase agreements in the amount of $34,701,055, dated 9/30/05, due 10/3/05, with a total maturity value of $34,712,266 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

12	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$876,391	0.48%

		876,391	0.48
AEROSPACE & DEFENSE
Boeing Co. (The)	21,941	1,490,891	0.82
United Technologies Corp.	27,178	1,408,908	0.77
Other securities[1]		1,482,112	0.82

		4,381,911	2.41

AGRICULTURE
Altria Group Inc.	22,214	1,637,394	0.90
Other securities[1]		475,935	0.26

		2,113,329	1.16
AIRLINES
Other securities[1]		329,713	0.18

		329,713	0.18
APPAREL
Other securities[1]		1,017,531	0.56

		1,017,531	0.56
AUTO MANUFACTURERS
Other securities[1]		432,347	0.24

		432,347	0.24
AUTO PARTS & EQUIPMENT
Other securities[1]		158,750	0.09

		158,750	0.09
BANKS
Other securities[1]		1,865,795	1.03

		1,865,795	1.03
BEVERAGES
Coca-Cola Co. (The)	34,411	1,486,211	0.82
PepsiCo Inc.	44,392	2,517,470	1.38
Other securities[1]		736,491	0.40

		4,740,172	2.60
BIOTECHNOLOGY
Amgen Inc.[2]	32,851	2,617,239	1.44
Genentech Inc.[2,3]	12,312	1,036,794	0.57
Other securities[1]		2,127,813	1.17

		5,781,846	3.18
BUILDING MATERIALS
Other securities[1]		$985,904	0.54%

		985,904	0.54
CHEMICALS
Dow Chemical Co. (The)	24,099	1,004,205	0.55
Other securities[1]		1,157,044	0.64

		2,161,249	1.19
COAL
Other securities[1]		602,521	0.33

		602,521	0.33
COMMERCIAL SERVICES
Other securities[1]		3,554,657	1.95

		3,554,657	1.95
COMPUTERS
Apple Computer Inc.[2]	21,890	1,173,523	0.65
Dell Inc.[2]	65,183	2,229,259	1.23
EMC Corp.[2]	63,840	826,090	0.45
International Business Machines Corp.	36,229	2,906,290	1.60
Other securities[1]		2,149,606	1.17

		9,284,768	5.10
COSMETICS & PERSONAL CARE
Gillette Co. (The)	23,767	1,383,239	0.76
Procter & Gamble Co.	66,232	3,938,155	2.16
Other securities[1]		1,053,564	0.58

		6,374,958	3.50
DISTRIBUTION & WHOLESALE
Other securities[1]		527,983	0.29

		527,983	0.29
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	28,982	1,664,726	0.92
Other securities[1]		3,623,701	1.99

		5,288,427	2.91
ELECTRIC
TXU Corp.	6,381	720,287	0.40
Other securities[1]		291,638	0.15

		1,011,925	0.55
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		1,134,536	0.62

		1,134,536	0.62

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[1]		$1,715,052	0.94%

		1,715,052	0.94
ENERGY - ALTERNATE SOURCES
Other securities[1]		135,107	0.07

		135,107	0.07
ENGINEERING & CONSTRUCTION
Other securities[1]		240,271	0.13

		240,271	0.13
ENTERTAINMENT
Other securities[1]		639,557	0.35

		639,557	0.35
ENVIRONMENTAL CONTROL
Other securities[1]		377,749	0.21

		377,749	0.21
FOOD
Other securities[1]		2,155,230	1.18

		2,155,230	1.18
FOREST PRODUCTS & PAPER
Other securities[1]		16,165	0.01

		16,165	0.01
GAS
Other securities[1]		1,757	0.00

		1,757	0.00
HAND & MACHINE TOOLS
Other securities[1]		222,745	0.12

		222,745	0.12
HEALTH CARE - PRODUCTS
Johnson & Johnson	78,860	4,990,261	2.74
Medtronic Inc.	32,053	1,718,682	0.94
Other securities[1]		6,226,078	3.43

		12,935,021	7.11

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	33,557	1,885,903	1.04
Other securities[1]		4,181,968	2.29

		6,067,871	3.33
HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		46,210	0.03

		46,210	0.03
HOME BUILDERS
Other securities[1]		$1,112,119	0.61%

		1,112,119	0.61
HOME FURNISHINGS
Other securities[1]		259,260	0.14

		259,260	0.14
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		1,068,462	0.59

		1,068,462	0.59
HOUSEWARES
Other securities[1]		73,748	0.04

		73,748	0.04
INSURANCE
American International Group Inc.	18,088	1,120,732	0.62
Other securities[1]		1,480,514	0.81

		2,601,246	1.43
INTERNET
eBay Inc.[2]	28,906	1,190,927	0.66
Google Inc. Class A2	4,360	1,379,766	0.76
Yahoo! Inc.[2]	32,125	1,087,110	0.60
Other securities[1]		2,599,734	1.42

		6,257,537	3.44
INVESTMENT COMPANIES
Other securities[1]		18,003	0.01

		18,003	0.01
IRON & STEEL
Other securities[1]		190,420	0.10

		190,420	0.10
LEISURE TIME
Other securities[1]		562,573	0.31

		562,573	0.31
LODGING
Other securities[1]		1,367,479	0.75

		1,367,479	0.75
MACHINERY
Caterpillar Inc.	18,160	1,066,900	0.59
Other securities[1]		967,094	0.53

		2,033,994	1.12

14	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	213,232	$7,179,520	3.94%
3M Co.[3]	20,413	1,497,498	0.82
Other securities[1]		2,038,658	1.13

		10,715,676	5.89
MEDIA
Comcast Corp. Class A2	25,631	753,039	0.41
Other securities[1]		3,907,426	2.15

		4,660,465	2.56
METAL FABRICATE& HARDWARE
Other securities[1]		210,854	0.12

		210,854	0.12
MINING
Other securities[1]		525,107	0.29

		525,107	0.29
OFFICE& BUSINESS EQUIPMENT
Other securities[1]		168,354	0.09

		168,354	0.09
OFFICE FURNISHINGS
Other securities[1]		168,257	0.09

		168,257	0.09
OIL & GAS
Other securities[1]		3,529,702	1.94

		3,529,702	1.94
OIL & GAS SERVICES
Halliburton Co.	11,860	812,647	0.45
Other securities[1]		2,010,470	1.10

		2,823,117	1.55
PACKAGING & CONTAINERS
Other securities[1]		160,082	0.09

		160,082	0.09
PHARMACEUTICALS
Abbott Laboratories	35,952	1,524,365	0.84
Lilly (Eli) & Co.	24,287	1,299,840	0.71
Schering-Plough Corp.	39,168	824,486	0.45
Wyeth	17,706	819,257	0.45
Other securities[1]		5,694,515	3.13

		10,162,463	5.58
PIPELINES
Other securities[1]		685,266	0.38

		685,266	0.38
REAL ESTATE
Other securities[1]		$303,000	0.17%

		303,000	0.17
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		1,015,655	0.56

		1,015,655	0.56
RETAIL
Home Depot Inc.	57,220	2,182,371	1.20
Lowe’s Companies Inc.	20,544	1,323,034	0.73
Target Corp.	23,492	1,219,940	0.67
Walgreen Co.[3]	27,121	1,178,407	0.65
Wal-Mart Stores Inc.	66,777	2,926,168	1.61
Other securities[1]		8,216,827	4.51

		17,046,747	9.37
SAVINGS & LOANS
Other securities[1]		457,017	0.25

		457,017	0.25
SEMICONDUCTORS
Applied Materials Inc.[3]	44,293	751,209	0.41
Intel Corp.	163,696	4,035,106	2.22
Texas Instruments Inc.	44,099	1,494,956	0.82
Other securities[1]		4,482,373	2.46

		10,763,644	5.91
SOFTWARE
First Data Corp.	20,678	827,120	0.45
Microsoft Corp.	245,584	6,318,876	3.47
Oracle Corp.[2]	100,459	1,244,687	0.68
Other securities[1]		4,864,176	2.68

		13,254,859	7.28
STORAGE& WAREHOUSING
Other securities[1]		14,089	0.01

		14,089	0.01
TELECOMMUNICATIONS
Cisco Systems Inc.[2]	171,385	3,072,933	1.69
Corning Inc.[2]	37,836	731,370	0.40
Motorola Inc.	52,132	1,151,596	0.63
QUALCOMM Inc.	43,297	1,937,541	1.07
Other securities[1]		2,539,881	1.39

		9,433,321	5.18

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[1]		$182,804	0.10%

		182,804	0.10
TOYS, GAMES & HOBBIES
Other securities[1]		61,926	0.03

		61,926	0.03
TRANSPORTATION
FedEx Corp.	8,047	701,135	0.39
United Parcel Service Inc. Class B	16,287	1,125,920	0.62
Other securities[1]		905,876	0.49

		2,732,931	1.50
TRUCKING & LEASING
Other securities[1]		10,256	0.01

		10,256	0.01
WATER
Other securities[1]		13,765	0.01

		13,765	0.01

TOTAL COMMON STOCKS (Cost: $172,313,400)		181,821,646	99.89
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		650,600	0.36

		650,600	0.36
COMMERCIAL PAPER[4]
Other securities[1]		4,481,459	2.46

		4,481,459	2.46
LOAN PARTICIPATIONS[4]
Other securities[1]		25,514	0.02

		25,514	0.02
MEDIUM-TERM NOTES[4]
Other securities[1]		97,456	0.05

		97,456	0.05
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	114,976	114,976	0.06

		114,976	0.06
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		$2,819,350	1.55%

		2,819,350	1.55
TIME DEPOSITS[4]
Other securities[1]		285,215	0.16

		285,215	0.16
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		4,715,158	2.59

		4,715,158	2.59

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,189,728)		13,189,728	7.25

TOTAL INVESTMENTS IN SECURITIES (Cost: $185,503,128)		195,011,374	107.14
Other Assets, Less Liabilities		(12,988,039)	(7.14)

NET ASSETS		$182,023,335	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $2,819,350, dated 9/30/05, due 10/3/05, with a total maturity value of $2,820,261 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

16	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$122,590	0.03%

		122,590	0.03
AEROSPACE & DEFENSE
Other securities[1]		4,383,524	1.01

		4,383,524	1.01
AGRICULTURE
Altria Group Inc.	77,845	5,737,955	1.33
Other securities[1]		2,227,563	0.52

		7,965,518	1.85
AIRLINES
Other securities[1]		534,369	0.12

		534,369	0.12
APPAREL
Other securities[1]		1,380,301	0.32

		1,380,301	0.32
AUTO MANUFACTURERS
Other securities[1]		2,095,320	0.49

		2,095,320	0.49
AUTO PARTS& EQUIPMENT
Other securities[1]		2,004,641	0.47

		2,004,641	0.47
BANKS
Bank of America Corp.	253,669	10,679,465	2.48
SunTrust Banks Inc.	22,782	1,582,210	0.37
U.S. Bancorp[2]	115,568	3,245,149	0.75
Wachovia Corp.[2]	99,419	4,731,350	1.10
Wells Fargo & Co.	95,670	5,603,392	1.30
Other securities[1]		22,509,899	5.22

		48,351,465	11.22
BEVERAGES
Coca-Cola Co. (The)	49,498	2,137,819	0.50
Other securities[1]		1,938,097	0.45

		4,075,916	0.95
BIOTECHNOLOGY
Other securities[1]		1,213,358	0.28

		1,213,358	0.28
BUILDING MATERIALS
Other securities[1]		$1,157,064	0.27%

		1,157,064	0.27
CHEMICALS
Du Pont (E.I.) de Nemours and Co.	52,303	2,048,709	0.48
Other securities[1]		5,450,276	1.26

		7,498,985	1.74
COAL
Other securities[1]		348,217	0.08

		348,217	0.08
COMMERCIAL SERVICES
Other securities[1]		4,716,281	1.09

		4,716,281	1.09
COMPUTERS
Hewlett-Packard Co.	182,615	5,332,358	1.24
Other securities[1]		4,887,046	1.13

		10,219,404	2.37
COSMETICS & PERSONAL CARE
Other securities[1]		682,870	0.16

		682,870	0.16
DISTRIBUTION& WHOLESALE
Other securities[1]		1,235,468	0.29

		1,235,468	0.29
DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	328,267	14,942,714	3.47
Federal Home Loan Mortgage Corp.	43,406	2,450,703	0.57
Federal National Mortgage Association	61,028	2,735,275	0.63
Goldman Sachs Group Inc. (The)	22,380	2,720,960	0.63
JP Morgan Chase & Co.	221,936	7,530,288	1.75
Lehman Brothers Holdings Inc.[2]	17,436	2,030,945	0.47
MBNA Corp.	79,909	1,968,958	0.46
Merrill Lynch & Co. Inc.	59,438	3,646,521	0.85
Morgan Stanley	62,314	3,361,217	0.78
Other securities[1]		6,217,802	1.43

		47,605,383	11.04

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ELECTRIC
Dominion Resources Inc.	21,462	$1,848,737	0.43%
Duke Energy Corp.[2]	58,409	1,703,791	0.40
Exelon Corp.	42,145	2,252,229	0.52
Southern Co. (The)[2]	46,913	1,677,609	0.39
Other securities[1]		18,507,536	4.29

		25,989,902	6.03
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		908,328	0.21

		908,328	0.21
ELECTRONICS
Other securities[1]		2,659,018	0.62

		2,659,018	0.62
ENERGY - ALTERNATE SOURCES
Other securities[1]		43,941	0.01

		43,941	0.01
ENGINEERING & CONSTRUCTION
Other securities[1]		615,441	0.14

		615,441	0.14
ENTERTAINMENT
Other securities[1]		421,438	0.10

		421,438	0.10
ENVIRONMENTAL CONTROL
Other securities[1]		1,225,356	0.28

		1,225,356	0.28
FOOD
Other securities[1]		8,421,420	1.95

		8,421,420	1.95
FOREST PRODUCTS & PAPER
Other securities[1]		4,592,101	1.07

		4,592,101	1.07
GAS
Other securities[1]		3,554,891	0.82

		3,554,891	0.82
HAND & MACHINE TOOLS
Other securities[1]		644,586	0.15

		644,586	0.15
HEALTH CARE - PRODUCTS
Other securities[1]		621,944	0.14

		621,944	0.14
HEALTH CARE - SERVICES
Other securities[1]		$3,031,054	0.70%

		3,031,054	0.70
HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		230,832	0.05

		230,832	0.05
HOME BUILDERS
Other securities[1]		2,003,833	0.47

		2,003,833	0.47
HOME FURNISHINGS
Other securities[1]		567,697	0.13

		567,697	0.13
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		2,099,127	0.49

		2,099,127	0.49
HOUSEWARES
Other securities[1]		357,149	0.08

		357,149	0.08
INSURANCE
Allstate Corp. (The)	42,127	2,329,202	0.54
American International Group Inc.	101,740	6,303,810	1.46
Prudential Financial Inc.	30,429	2,055,783	0.48
St. Paul Travelers Companies Inc.	42,469	1,905,584	0.44
Other securities[1]		18,743,320	4.35

		31,337,699	7.27
INTERNET
Other securities[1]		1,337,305	0.31

		1,337,305	0.31
INVESTMENT COMPANIES
Other securities[1]		685,602	0.16

		685,602	0.16
IRON & STEEL
Other securities[1]		1,344,040	0.31

		1,344,040	0.31
LEISURE TIME
Other securities[1]		367,342	0.09

		367,342	0.09

18	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
LODGING
Other securities[1]		$892,463	0.21%

		892,463	0.21
MACHINERY
Other securities[1]		1,903,244	0.44

		1,903,244	0.44
MANUFACTURING
General Electric Co.	161,873	5,450,264	1.26
Honeywell International Inc.	53,773	2,016,487	0.47
Other securities[1]		3,746,561	0.87

		11,213,312	2.60
MEDIA
Comcast Corp. Class A3	67,423	1,980,888	0.46
Time Warner Inc.	273,682	4,956,381	1.15
Viacom Inc. Class B	73,600	2,429,536	0.56
Walt Disney Co. (The)	97,805	2,360,035	0.55
Other securities[1]		7,317,955	1.70

		19,044,795	4.42
METAL FABRICATE & HARDWARE
Other securities[1]		764,374	0.18

		764,374	0.18
MINING
Other securities[1]		3,155,631	0.73

		3,155,631	0.73
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		1,213,972	0.28

		1,213,972	0.28
OFFICE FURNISHINGS
Other securities[1]		49,596	0.01

		49,596	0.01
OIL & GAS
Burlington Resources Inc.	24,299	1,975,995	0.46
Chevron Corp.	142,941	9,252,571	2.15
ConocoPhillips	87,813	6,139,007	1.42
Devon Energy Corp.	29,863	2,049,796	0.48
Exxon Mobil Corp.	401,683	25,522,938	5.92
Occidental Petroleum Corp.	25,107	2,144,891	0.50
Valero Energy Corp.	18,687	2,112,752	0.49
Other securities[1]		$10,038,083	2.32%

		59,236,033	13.74
OIL & GAS SERVICES
Other securities[1]		936,588	0.22

		936,588	0.22
PACKAGING & CONTAINERS
Other securities[1]		1,202,109	0.28

		1,202,109	0.28
PHARMACEUTICALS
Bristol-Myers Squibb Co.	73,292	1,763,406	0.41
Merck & Co. Inc.	106,826	2,906,735	0.67
Pfizer Inc.	469,007	11,711,105	2.72
Wyeth	42,354	1,959,720	0.46
Other securities[1]		3,748,743	0.86

		22,089,709	5.12
PIPELINES
Other securities[1]		1,653,019	0.38

		1,653,019	0.38
REAL ESTATE
Other securities[1]		106,652	0.02

		106,652	0.02
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		15,761,912	3.66

		15,761,912	3.66
RETAIL
McDonald’s Corp.	79,911	2,676,219	0.62
Other securities[1]		7,457,099	1.73

		10,133,318	2.35
SAVINGS & LOANS
Washington Mutual Inc.	56,168	2,202,909	0.51
Other securities[1]		3,216,894	0.75

		5,419,803	1.26
SEMICONDUCTORS
Other securities[1]		2,423,916	0.56

		2,423,916	0.56
SOFTWARE
Other securities[1]		1,831,940	0.43

		1,831,940	0.43
TELECOMMUNICATIONS
BellSouth Corp.[2]	115,452	3,036,388	0.70

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
SBC Communications Inc.	208,317	$4,993,358	1.16%
Sprint Nextel Corp.	145,044	3,449,146	0.80
Verizon Communications Inc.	174,522	5,705,124	1.32
Other securities[1]		9,057,874	2.11

		26,241,890	6.09
TEXTILES
Other securities[1]		287,583	0.07

		287,583	0.07
TOYS, GAMES & HOBBIES
Other securities[1]		670,441	0.16

		670,441	0.16
TRANSPORTATION
Other securities[1]		5,171,353	1.20

		5,171,353	1.20
TRUCKING & LEASING
Other securities[1]		150,032	0.04

		150,032	0.04
WATER
Other securities[1]		363,000	0.08

		363,000	0.08

TOTAL COMMON STOCKS (Cost: $416,398,306)		430,567,405	99.89
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		1,801,480	0.42

		1,801,480	0.42
COMMERCIAL PAPER[4]
Other securities[1]		12,408,905	2.88

		12,408,905	2.88
LOAN PARTICIPATIONS[4]
Other securities[1]		70,648	0.02

		70,648	0.02
MEDIUM-TERM NOTES[4]
Other securities[1]		269,851	0.06

		269,851	0.06
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	537,937	$537,937	0.12%

		537,937	0.12
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		7,806,623	1.81

		7,806,623	1.81
TIME DEPOSITS[4]
Other securities[1]		789,746	0.18

		789,746	0.18
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		13,056,010	3.03

		13,056,010	3.03

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,741,200)		36,741,200	8.52

TOTAL INVESTMENTS IN SECURITIES (Cost: $453,139,506)		467,308,605	108.41
Other Assets, Less Liabilities		(36,257,549)	(8.41)

NET ASSETS		$431,051,056	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $7,806,623, dated 9/30/05, due 10/3/05, with a total maturity value of $7,809,145 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

20	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP™ INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$132,912	0.26%

		132,912	0.26
AEROSPACE & DEFENSE
AAR Corp.[2]	5,120	87,962	0.17
Kaman Corp. Class A	4,460	91,207	0.18
Orbital Sciences Corp.[2,3]	8,880	111,000	0.22
Other securities[1]		466,102	0.91

		756,271	1.48
AGRICULTURE
Other securities[1]		65,941	0.13

		65,941	0.13
AIRLINES
Other securities[1]		227,001	0.45

		227,001	0.45
APPAREL
Other securities[1]		701,924	1.38

		701,924	1.38
AUTO MANUFACTURERS
Other securities[1]		54,360	0.11

		54,360	0.11
AUTO PARTS & EQUIPMENT
Other securities[1]		301,796	0.59

		301,796	0.59
BANKS
Columbia Banking System Inc.	3,520	92,330	0.18
First Indiana Corp.	2,620	89,263	0.18
IBERIABANK Corp.	2,379	126,444	0.25
Independent Bank Corp. (Massachusetts)	3,720	113,014	0.22
Integra Bank Corp.[3]	5,140	111,538	0.22
MainSource Financial Group Inc.	5,000	88,650	0.17
Mercantile Bank Corp.[3]	2,220	94,994	0.19
Midwest Banc Holdings Inc.	3,880	89,706	0.18
Old Second Bancorp Inc.	3,420	102,053	0.20
Yardville National Bancorp[3]	2,602	$91,720	0.18%
Other securities[1]		3,895,887	7.66

		4,895,599	9.63
BEVERAGES
Other securities[1]		220,409	0.43

		220,409	0.43
BIOTECHNOLOGY
LifeCell Corp.[2]	4,040	87,385	0.17
Myriad Genetics Inc.[2,3]	4,180	91,375	0.18
Other securities[1]		2,043,023	4.02

		2,221,783	4.37
BUILDING MATERIALS
Other securities[1]		348,480	0.69

		348,480	0.69
CHEMICALS
Schulman (A.) Inc.	4,880	87,596	0.17
Other securities[1]		369,607	0.73

		457,203	0.90
COAL
James River Coal Co.[2]	2,039	102,908	0.20

		102,908	0.20
COMMERCIAL SERVICES
Gevity HR Inc.	3,780	102,967	0.20
Heidrick & Struggles International Inc.[2]	2,760	89,369	0.18
Other securities[1]		2,196,811	4.32

		2,389,147	4.70
COMPUTERS
Other securities[1]		1,815,259	3.57

		1,815,259	3.57
COSMETICS & PERSONAL CARE
Other securities[1]		25,031	0.05

		25,031	0.05
DISTRIBUTION & WHOLESALE
Other securities[1]		346,609	0.68

		346,609	0.68

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP™ INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		$474,610	0.93%

		474,610	0.93
ELECTRIC
Other securities[1]		34,650	0.07

		34,650	0.07
ELECTRICAL COMPONENTS & EQUIPMENT
EnerSys[2]	6,500	98,605	0.19
Other securities[1]		833,711	1.64

		932,316	1.83
ELECTRONICS
Electro Scientific
Industries Inc.[2]	3,880	86,757	0.17
Technitrol Inc.	5,680	87,018	0.17
Other securities[1]		1,970,536	3.88

		2,144,311	4.22
ENERGY - ALTERNATE SOURCES
Other securities[1]		286,475	0.56

		286,475	0.56
ENGINEERING & CONSTRUCTION
Other securities[1]		231,865	0.46

		231,865	0.46
ENTERTAINMENT
Six Flags Inc.[2,3]	12,979	93,319	0.18
Other securities[1]		321,819	0.64

		415,138	0.82
ENVIRONMENTAL CONTROL
Other securities[1]		537,714	1.06

		537,714	1.06
FOOD
Lance Inc.	5,300	92,538	0.18
Other securities[1]		516,529	1.02

		609,067	1.20
FOREST PRODUCTS & PAPER
Other securities[1]		466,801	0.92

		466,801	0.92
GAS
Other securities[1]		$169,983	0.33%

		169,983	0.33
HEALTH CARE - PRODUCTS
Other securities[1]		2,392,532	4.70

		2,392,532	4.70
HEALTH CARE - SERVICES
Other securities[1]		1,233,217	2.42

		1,233,217	2.42
HOME BUILDERS
Fleetwood Enterprises Inc. [2,3]	7,641	93,984	0.18
Other securities[1]		187,321	0.37

		281,305	0.55
HOME FURNISHINGS
Other securities[1]		258,961	0.51

		258,961	0.51
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		245,743	0.48

		245,743	0.48
HOUSEWARES
Other securities[1]		38,912	0.08

		38,912	0.08
INSURANCE
Other securities[1]		717,854	1.41

		717,854	1.41
INTERNET
HomeStore Inc.[2]	20,779	90,389	0.18
Other securities[1]		2,622,380	5.15

		2,712,769	5.33
INVESTMENT COMPANIES
Other securities[1]		248,675	0.49

		248,675	0.49
IRON & STEEL
Other securities[1]		228,102	0.45

		228,102	0.45

22	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP™ INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[1]		$224,361	0.44%

		224,361	0.44
LODGING
Other securities[1]		136,551	0.27

		136,551	0.27
MACHINERY
Other securities[1]		762,041	1.50

		762,041	1.50
MANUFACTURING
Other securities[1]		449,771	0.88

		449,771	0.88
MEDIA
Other securities[1]		427,996	0.84

		427,996	0.84
METAL FABRICATE & HARDWARE
Other securities[1]		305,493	0.60

		305,493	0.60
MINING
Royal Gold Inc.[3]	4,200	112,854	0.22
Other securities[1]		222,413	0.44

		335,267	0.66
OFFICE & BUSINESS EQUIPMENT
Imagistics International Inc.[2]	2,320	97,092	0.19
Other securities[1]		31,899	0.06

		128,991	0.25
OFFICE FURNISHINGS
Other securities[1]		56,333	0.11

		56,333	0.11
OIL & GAS
Atlas America Inc.[2]	1,820	88,907	0.17
Giant Industries Inc.[2]	1,920	112,397	0.22
Petrohawk Energy Corp.[2]	6,180	89,054	0.18
Petroleum
Development Corp.[2]	2,280	87,415	0.17
Other securities[1]		1,300,272	2.56

		1,678,045	3.30
OIL & GAS SERVICES
Lufkin Industries Inc.	2,119	$92,282	0.18%
Newpark Resources Inc.[2]	12,300	103,566	0.20
Other securities[1]		326,705	0.65

		522,553	1.03
PACKAGING & CONTAINERS
Other securities[1]		86,187	0.17

		86,187	0.17
PHARMACEUTICALS
BioMarin Pharmaceutical Inc.[2]	10,279	89,736	0.18
Cubist Pharmaceuticals Inc.[2]	7,540	162,412	0.32
ViroPharma Inc.[2]	5,900	122,720	0.24
Other securities[1]		2,428,578	4.77

		2,803,446	5.51
PIPELINES
Other securities[1]		49,538	0.10

		49,538	0.10
REAL ESTATE
Other securities[1]		243,425	0.48

		243,425	0.48
REAL ESTATE INVESTMENT TRUSTS
One Liberty Properties Inc.	5,400	107,514	0.21
Town & Country Trust (The)[3]	3,280	95,186	0.19
Other securities[1]		2,156,487	4.24

		2,359,187	4.64
RETAIL
Other securities[1]		2,048,926	4.03

		2,048,926	4.03
SAVINGS & LOANS
KNBT Bancorp Inc.	7,080	110,236	0.22
Provident New York Bancorp	8,440	98,495	0.19
TierOne Corp.	3,860	101,557	0.20
WSFS Financial Corp.	1,480	87,157	0.17
Other securities[1]		892,294	1.76

		1,289,739	2.54

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP™ INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Cirrus Logic Inc.[2]	12,040	$91,384	0.18%
Zoran Corp.[2]	6,160	88,088	0.17
Other securities[1]		1,574,678	3.10

		1,754,150	3.45
SOFTWARE
Micromuse Inc.[2]	11,099	87,460	0.17
Trident Microsystems Inc.[2,3]	3,640	115,788	0.23
Other securities[1]		1,879,439	3.70

		2,082,687	4.10
TELECOMMUNICATIONS
Dobson Communications Corp. Class A2,3	15,020	115,354	0.23
Other securities[1]		2,035,931	4.00

		2,151,285	4.23
TEXTILES
Other securities[1]		106,691	0.21

		106,691	0.21
TOYS, GAMES & HOBBIES
Other securities[1]		128,090	0.25

		128,090	0.25
TRANSPORTATION
Other securities[1]		559,129	1.10

		559,129	1.10
TRUCKING & LEASING
Other securities[1]		36,564	0.07

		36,564	0.07
WATER
American States Water Co.	3,720	124,471	0.25
Other securities[1]		221,202	0.43

		345,673	0.68

TOTAL COMMON STOCKS (Cost: $50,377,521)		50,795,752	99.88
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		$147,645	0.29%

		147,645	0.29
COMMERCIAL PAPER[4]
Other securities[1]		1,017,022	2.00

		1,017,022	2.00
LOAN PARTICIPATIONS[4]
Other securities[1]		5,790	0.01

		5,790	0.01
MEDIUM-TERM NOTES[4]
Other securities[1]		22,117	0.04

		22,117	0.04
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	114,728	114,728	0.23

		114,728	0.23
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		639,821	1.26

		639,821	1.26
TIME DEPOSITS[4]
Other securities[1]		64,726	0.13

		64,726	0.13
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		1,070,052	2.10

		1,070,052	2.10

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,081,901)		3,081,901	6.06

TOTAL INVESTMENTS IN SECURITIES (Cost: $53,459,422)		53,877,653	105.94
Other Assets, Less Liabilities		(3,019,831)	(5.94)

NET ASSETS		$50,857,822	100.00%

24	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP™ INDEX FUND

September 30, 2005

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $639,821, dated 9/30/05, due 10/3/05, with a total maturity value of $640,027 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$6,573,611	0.44%

		6,573,611	0.44
AEROSPACE & DEFENSE
Other securities[1]		10,681,046	0.72

		10,681,046	0.72
AGRICULTURE
Archer-Daniels-Midland Co.	268,695	6,626,019	0.44
Other securities[1]		6,831,829	0.46

		13,457,848	0.90
AIRLINES
Southwest Airlines Co.	321,231	4,770,280	0.32
Other securities[1]		1,413,692	0.09

		6,183,972	0.41
APPAREL
Coach Inc.[2]	154,370	4,841,043	0.32
Other securities[1]		9,193,390	0.62

		14,034,433	0.94
AUTO MANUFACTURERS
PACCAR Inc.	71,162	4,831,188	0.32
Other securities[1]		2,110,035	0.15

		6,941,223	0.47
AUTO PARTS & EQUIPMENT
Johnson Controls Inc.	78,608	4,877,626	0.33
Other securities[1]		6,493,051	0.43

		11,370,677	0.76
BANKS
KeyCorp	166,867	5,381,461	0.36
Mellon Financial Corp.	173,223	5,537,939	0.37
North Fork Bancorp Inc.	195,493	4,985,072	0.33
Other securities[1]		61,851,856	4.15

		77,756,328	5.21
BEVERAGES
Other securities[1]		9,292,293	0.62

		9,292,293	0.62
BIOTECHNOLOGY
Biogen Idec Inc.[2]	141,062	5,569,128	0.37
Other securities[1]		16,704,760	1.12

		22,273,888	1.49
BUILDING MATERIALS
Other securities[1]		$11,368,691	0.76%

		11,368,691	0.76
CHEMICALS
Other securities[1]		30,966,604	2.08

		30,966,604	2.08
COAL
Other securities[1]		10,712,560	0.72

		10,712,560	0.72
COMMERCIAL SERVICES
McKesson Corp.	122,783	5,826,053	0.39
Moody’s Corp.	103,095	5,266,093	0.35
Paychex Inc.	135,859	5,037,652	0.34
Other securities[1]		31,990,487	2.14

		48,120,285	3.22
COMPUTERS
Electronic Data Systems Corp.	212,397	4,766,189	0.32
Sun Microsystems Inc.[2]	1,394,138	5,465,021	0.37
Other securities[1]		33,636,822	2.25

		43,868,032	2.94
COSMETICS & PERSONAL CARE
Other securities[1]		3,300,663	0.22

		3,300,663	0.22
DISTRIBUTION & WHOLESALE
Other securities[1]		10,720,669	0.72

		10,720,669	0.72
DIVERSIFIED FINANCIAL SERVICES
Bear Stearns Companies Inc. (The)	46,529	5,106,558	0.34
Other securities[1]		40,097,784	2.69

		45,204,342	3.03
ELECTRIC
American Electric Power Co. Inc.	157,178	6,239,966	0.42
Consolidated Edison Inc.[3]	99,512	4,831,308	0.32
Edison International	133,353	6,304,930	0.42
PG&E Corp.	151,478	5,945,511	0.40
PPL Corp.	155,343	5,022,239	0.34

26	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
Public Service Enterprise Group Inc.	97,709	$6,288,551	0.42%
Other securities[1]		60,368,566	4.05

		95,001,071	6.37
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		7,352,335	0.49

		7,352,335	0.49
ELECTRONICS
Agilent Technologies Inc.[2]	201,026	6,583,601	0.44
Other securities[1]		26,321,192	1.77

		32,904,793	2.21
ENGINEERING & CONSTRUCTION
Other securities[1]		3,858,599	0.26

		3,858,599	0.26
ENTERTAINMENT
Other securities[1]		8,742,013	0.59

		8,742,013	0.59
ENVIRONMENTAL CONTROL
Other securities[1]		4,324,363	0.29

		4,324,363	0.29
FOOD
ConAgra Foods Inc.	211,988	5,246,703	0.35
Heinz (H.J.) Co.	143,288	5,235,744	0.35
Kroger Co.[2]	298,286	6,141,709	0.41
Other securities[1]		27,183,118	1.83

		43,807,274	2.94
FOREST PRODUCTS & PAPER
Other securities[1]		13,939,058	0.93

		13,939,058	0.93
GAS
Sempra Energy	104,848	4,934,147	0.33
Other securities[1]		13,999,326	0.94

		18,933,473	1.27
HAND & MACHINE TOOLS
Other securities[1]		5,122,645	0.34

		5,122,645	0.34
HEALTH CARE - PRODUCTS
Other securities[1]		31,738,778	2.13

		31,738,778	2.13
HEALTH CARE - SERVICES
Other securities[1]		$36,730,025	2.46%

		36,730,025	2.46
HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		1,429,368	0.10

		1,429,368	0.10
HOME BUILDERS
Other securities[1]		26,641,222	1.79

		26,641,222	1.79
HOME FURNISHINGS
Other securities[1]		4,913,523	0.33

		4,913,523	0.33
HOUSEHOLD PRODUCTS & WARES
Fortune Brands Inc.	59,537	4,842,144	0.33
Other securities[1]		9,183,741	0.61

		14,025,885	0.94
HOUSEWARES
Other securities[1]		3,197,036	0.21

		3,197,036	0.21
INSURANCE
CIGNA Corp.	53,571	6,313,878	0.42
Principal Financial Group Inc.	120,244	5,695,958	0.38
Other securities[1]		64,687,819	4.34

		76,697,655	5.14
INTERNET
Other securities[1]		11,258,159	0.75

		11,258,159	0.75
INVESTMENT COMPANIES
Other securities[1]		3,082,964	0.21

		3,082,964	0.21
IRON & STEEL
Other securities[1]		7,067,022	0.47

		7,067,022	0.47
LEISURE TIME
Other securities[1]		3,449,947	0.23

		3,449,947	0.23

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
LODGING
Harrah’s Entertainment Inc.	74,427	$4,851,896	0.33%
Starwood Hotels & Resorts Worldwide Inc.	88,464	5,057,487	0.34
Other securities[1]		9,509,386	0.63

		19,418,769	1.30
MACHINERY
Other securities[1]		11,322,249	0.76

		11,322,249	0.76
MANUFACTURING
Other securities[1]		33,948,625	2.28

		33,948,625	2.28
MEDIA
Liberty Global Inc. Class A2	192,562	5,214,579	0.35
Other securities[1]		32,152,989	2.15

		37,367,568	2.50
METAL FABRICATE & HARDWARE
Other securities[1]		3,833,169	0.26

		3,833,169	0.26
MINING
Phelps Dodge Corp.	39,656	5,152,504	0.34
Other securities[1]		4,169,750	0.28

		9,322,254	0.62
OFFICE & BUSINESS EQUIPMENT
Xerox Corp.[2]	392,202	5,353,557	0.36
Other securities[1]		3,930,531	0.26

		9,284,088	0.62
OFFICE FURNISHINGS
Other securities[1]		2,606,872	0.17

		2,606,872	0.17
OIL & GAS
Chesapeake Energy Corp.	138,555	5,299,729	0.35
EOG Resources Inc.	97,918	7,334,058	0.49
XTO Energy Inc.	147,727	6,694,988	0.45
Other securities[1]		51,406,946	3.45

		70,735,721	4.74
OIL & GAS SERVICES
BJ Services Co.	132,556	4,770,690	0.32
Other securities[1]		13,924,984	0.93

		18,695,674	1.25
PACKAGING & CONTAINERS
Other securities[1]		$9,397,015	0.63%

		9,397,015	0.63
PHARMACEUTICALS
Allergan Inc.	53,390	4,891,592	0.33
Forest Laboratories Inc.[2]	143,820	5,604,665	0.38
Other securities[1]		28,874,450	1.93

		39,370,707	2.64
PIPELINES
Williams Companies Inc.	233,644	5,852,782	0.39
Other securities[1]		15,276,925	1.03

		21,129,707	1.42
REAL ESTATE
Other securities[1]		3,979,177	0.27

		3,979,177	0.27
REAL ESTATE INVESTMENT TRUSTS
Equity Office Properties Trust[3]	166,820	5,456,682	0.37
Other securities[1]		76,123,937	5.10

		81,580,619	5.47
RETAIL
Bed Bath & Beyond Inc.[2]	120,389	4,837,230	0.32
Federated Department Stores Inc.	106,094	7,094,506	0.48
Other securities[1]		72,115,527	4.83

		84,047,263	5.63
SAVINGS & LOANS
Other securities[1]		12,527,670	0.84

		12,527,670	0.84
SEMICONDUCTORS
Analog Devices Inc.	151,447	5,624,742	0.38
Broadcom Corp. Class A2	113,258	5,312,933	0.36
Maxim Integrated Products Inc.	134,241	5,725,379	0.38
Other securities[1]		48,039,699	3.22

		64,702,753	4.34
SOFTWARE
Other securities[1]		41,398,598	2.77

		41,398,598	2.77

28	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Lucent Technologies Inc.[2,3]	1,813,271	$5,893,131	0.40%
Other securities[1]		41,340,857	2.77

		47,233,988	3.17
TEXTILES
Other securities[1]		4,069,185	0.27

		4,069,185	0.27
TOYS, GAMES & HOBBIES
Other securities[1]		4,552,795	0.31

		4,552,795	0.31
TRANSPORTATION
Norfolk Southern Corp.	165,464	6,711,220	0.45
Other securities[1]		16,720,480	1.12

		23,431,700	1.57
WATER
Other securities[1]		1,488,445	0.10

		1,488,445	0.10

TOTAL COMMON STOCKS (Cost: $1,321,259,754)		1,492,488,984	100.03
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		7,642,471	0.51

		7,642,471	0.51
COMMERCIAL PAPER[4]
Other securities[1]		52,642,654	3.53

		52,642,654	3.53
LOAN PARTICIPATIONS[4]
Other securities[1]		299,713	0.02

		299,713	0.02
MEDIUM-TERM NOTES[4]
Other securities[1]		1,144,792	0.08

		1,144,792	0.08
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78%[5,6]	900,935	900,935	0.06

		900,935	0.06
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		$33,118,258	2.22%

		33,118,258	2.22
TIME DEPOSITS[4]
Other securities[1]		3,350,362	0.22

		3,350,362	0.22
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		55,387,886	3.71

		55,387,886	3.71

TOTAL SHORT-TERM INVESTMENTS (Cost: $154,487,071)		154,487,071	10.35

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,475,746,825)		1,646,976,055	110.38
Other Assets, Less Liabilities		(154,916,070)	(10.38)

NET ASSETS		$1,492,059,985	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $33,118,258, dated 9/30/05, due 10/3/05, with a total maturity value of $33,128,958 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$8,950,186	0.85%

		8,950,186	0.85
AEROSPACE & DEFENSE
Rockwell Collins Inc.	107,562	5,197,396	0.49
Other securities[1]		7,728,457	0.74

		12,925,853	1.23
AGRICULTURE
Other securities[1]		2,203,134	0.21

		2,203,134	0.21
AIRLINES
Other securities[1]		5,557,504	0.53

		5,557,504	0.53
APPAREL
Coach Inc.[2]	227,706	7,140,860	0.68
Other securities[1]		3,013,299	0.28

		10,154,159	0.96
AUTO MANUFACTURERS
PACCAR Inc.	91,527	6,213,768	0.59
Other securities[1]		3,111,797	0.30

		9,325,565	0.89
AUTO PARTS & EQUIPMENT
Other securities[1]		3,044,366	0.29

		3,044,366	0.29
BANKS
Synovus Financial Corp.	187,821	5,206,398	0.49
Other securities[1]		10,920,437	1.04

		16,126,835	1.53
BEVERAGES
Other securities[1]		3,211,612	0.30

		3,211,612	0.30
BIOTECHNOLOGY
Celgene Corp.[2]	100,727	5,471,491	0.52
MedImmune Inc.[2]	149,581	5,033,401	0.48
Other securities[1]		14,682,676	1.39

		25,187,568	2.39
BUILDING MATERIALS
American Standard Companies Inc.	113,009	$5,260,569	0.50%
Other securities[1]		6,683,515	0.63

		11,944,084	1.13
CHEMICALS
Other securities[1]		9,985,505	0.95

		9,985,505	0.95
COAL
Peabody Energy Corp.	78,952	6,659,601	0.63
Other securities[1]		6,212,328	0.59

		12,871,929	1.22
COMMERCIAL SERVICES
Block (H & R) Inc.	199,533	4,784,801	0.45
Moody’s Corp.	152,079	7,768,195	0.74
Paychex Inc.	200,407	7,431,092	0.71
Other securities[1]		31,500,840	2.99

		51,484,928	4.89
COMPUTERS
Network Appliance Inc.[2]	221,052	5,247,774	0.50
Other securities[1]		33,138,622	3.15

		38,386,396	3.65
COSMETICS & PERSONAL CARE
Other securities[1]		3,420,806	0.32

		3,420,806	0.32
DISTRIBUTION & WHOLESALE
Other securities[1]		7,284,834	0.69

		7,284,834	0.69
DIVERSIFIED FINANCIAL SERVICES
Chicago Mercantile Exchange Holdings Inc.	20,684	6,976,713	0.66
Legg Mason Inc.[3]	63,955	7,015,224	0.67
T. Rowe Price Group Inc.	78,612	5,133,364	0.49
Other securities[1]		13,418,625	1.27

		32,543,926	3.09
ELECTRIC
AES Corp. (The)[2]	394,371	6,479,516	0.61

		6,479,516	0.61

30	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS& EQUIPMENT
Other securities[1]		$7,670,420	0.73%

		7,670,420	0.73
ELECTRONICS
Agilent Technologies Inc.[2]	250,606	8,207,346	0.78
Other securities[1]		22,339,151	2.12

		30,546,497	2.90
ENGINEERING & CONSTRUCTION
Other securities[1]		5,239,772	0.50

		5,239,772	0.50
ENTERTAINMENT
International Game Technology Inc.	207,552	5,603,904	0.53
Other securities[1]		5,954,259	0.57

		11,558,163	1.10
ENVIRONMENTAL CONTROL
Other securities[1]		2,719,070	0.26

		2,719,070	0.26
FOOD
Whole Foods Market Inc.	39,443	5,303,111	0.51
Other securities[1]		8,023,174	0.76

		13,326,285	1.27
HAND & MACHINE TOOLS
Other securities[1]		3,705,944	0.35

		3,705,944	0.35
HEALTH CARE - PRODUCTS
Biomet Inc.	152,060	5,278,003	0.50
Other securities[1]		39,856,719	3.79

		45,134,722	4.29
HEALTH CARE - SERVICES
Coventry Health Care Inc.[2]	64,828	5,576,505	0.53
Quest Diagnostics Inc.	96,869	4,895,759	0.47
Other securities[1]		33,811,326	3.21

		44,283,590	4.21
HOME BUILDERS
Other securities[1]		22,811,386	2.17

		22,811,386	2.17
HOME FURNISHINGS
Other securities[1]		4,471,284	0.42

		4,471,284	0.42
HOUSEHOLD PRODUCTS & WARES
Fortune Brands Inc.	87,820	$7,142,401	0.68%
Other securities[1]		5,048,677	0.48

		12,191,078	1.16
HOUSEWARES
Other securities[1]		1,637,411	0.15

		1,637,411	0.15
INSURANCE
Other securities[1]		8,374,367	0.79

		8,374,367	0.79
INTERNET
Other securities[1]		15,872,981	1.51

		15,872,981	1.51
IRON & STEEL
Other securities[1]		1,806,413	0.17

		1,806,413	0.17
LEISURE TIME
Other securities[1]		2,924,958	0.28

		2,924,958	0.28
LODGING
Hilton Hotels Corp.	230,536	5,145,564	0.49
Other securities[1]		17,970,662	1.71

		23,116,226	2.20
MACHINERY
Rockwell Automation Inc.	111,070	5,875,603	0.56
Other securities[1]		8,013,220	0.76

		13,888,823	1.32
MANUFACTURING
ITT Industries Inc.	51,041	5,798,258	0.55
Other securities[1]		17,133,237	1.63

		22,931,495	2.18
MEDIA
Sirius Satellite Radio Inc.[2,3]	799,233	5,234,976	0.50
Other securities[1]		28,776,082	2.73

		34,011,058	3.23
METAL FABRICATE & HARDWARE
Other securities[1]		2,138,947	0.20

		2,138,947	0.20

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
MINING
Freeport-McMoRan Copper & Gold Inc.[3]	108,478	$5,270,946	0.50%
Other securities[1]		4,946,633	0.47

		10,217,579	0.97
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		3,045,100	0.29

		3,045,100	0.29
OFFICE FURNISHINGS
Other securities[1]		3,543,983	0.34

		3,543,983	0.34
OIL & GAS
EOG Resources Inc.	144,472	10,820,953	1.03
Murphy Oil Corp.	99,542	4,964,160	0.47
Sunoco Inc.	65,248	5,102,394	0.48
XTO Energy Inc.	217,950	9,877,494	0.94
Other securities[1]		33,631,453	3.20

		64,396,454	6.12
OIL & GAS SERVICES
BJ Services Co.	195,528	7,037,053	0.67
Other securities[1]		16,055,159	1.52

		23,092,212	2.19
PACKAGING & CONTAINERS
Other securities[1]		2,955,007	0.28

		2,955,007	0.28
PHARMACEUTICALS
Allergan Inc.	78,754	7,215,441	0.69
Forest Laboratories Inc.[2]	212,176	8,268,499	0.79
Other securities[1]		26,935,882	2.55

		42,419,822	4.03
PIPELINES
Kinder Morgan Inc.	53,633	5,157,349	0.49
Williams Companies Inc.	204,708	5,127,935	0.49
Other securities[1]		5,302,832	0.50

		15,588,116	1.48
REAL ESTATE
Other securities[1]		5,873,046	0.56

		5,873,046	0.56
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		$13,011,046	1.24%

		13,011,046	1.24
RETAIL
Bed Bath & Beyond Inc.[2]	177,579	7,135,124	0.68
TJX Companies Inc.	290,227	5,943,849	0.57
Other securities[1]		70,798,845	6.72

		83,877,818	7.97
SAVINGS & LOANS
Other securities[1]		5,325,735	0.51

		5,325,735	0.51
SEMICONDUCTORS
Analog Devices Inc.	223,415	8,297,633	0.79
Broadcom Corp. Class A2	167,070	7,837,254	0.75
KLA-Tencor Corp.	118,864	5,795,809	0.55
Linear Technology Corp.	184,754	6,944,903	0.66
Maxim Integrated Products Inc.	198,032	8,446,065	0.80
National Semiconductor Corp.	210,752	5,542,778	0.53
Xilinx Inc.	210,414	5,860,030	0.56
Other securities[1]		32,082,775	3.04

		80,807,247	7.68
SOFTWARE
Autodesk Inc.	137,658	6,392,838	0.61
Fiserv Inc.[2]	115,486	5,297,343	0.50
Other securities[1]		38,369,848	3.64

		50,060,029	4.75
TELECOMMUNICATIONS
American Tower Corp. Class A2,3	225,662	5,630,267	0.53
Other securities[1]		22,261,868	2.12

		27,892,135	2.65
TEXTILES
Other securities[1]		4,068,860	0.39

		4,068,860	0.39
TOYS, GAMES & HOBBIES
Other securities[1]		1,187,498	0.11

		1,187,498	0.11

32	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
TRANSPORTATION
Other securities[1]		$13,592,882	1.29%

		13,592,882	1.29
WATER
Other securities[1]		231,694	0.02

		231,694	0.02

TOTAL COMMON STOCKS (Cost: $933,875,687)		1,052,635,859	99.99

SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		5,994,026	0.57

		5,994,026	0.57
COMMERCIAL PAPER[4]
Other securities[1]		41,287,895	3.92

		41,287,895	3.92
LOAN PARTICIPATIONS[4]
Other securities[1]		235,066	0.02

		235,066	0.02
MEDIUM-TERM NOTES[4]
Other securities[1]		897,865	0.08

		897,865	0.08
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	416,003	416,003	0.04

		416,003	0.04
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		25,974,811	2.47

		25,974,811	2.47
TIME DEPOSITS[4]
Other securities[1]		2,627,705	0.25

		2,627,705	0.25
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		$43,440,985	4.13%

		43,440,985	4.13

TOTAL SHORT-TERM INVESTMENTS (Cost: $120,874,356)		120,874,356	11.48

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,054,750,043)		1,173,510,215	111.47
Other Assets, Less Liabilities		(120,775,717)	(11.47)

NET ASSETS		$1,052,734,498	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $25,974,811, dated 9/30/05, due 10/3/05, with a total maturity value of $25,983,203 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$1,151,193	0.07%

		1,151,193	0.07
AEROSPACE & DEFENSE
Other securities[1]		4,202,077	0.25

		4,202,077	0.25
AGRICULTURE
Archer-Daniels-Midland Co.	587,797	14,495,074	0.85
Other securities[1]		11,683,992	0.69

		26,179,066	1.54
AIRLINES
Other securities[1]		5,287,120	0.31

		5,287,120	0.31
APPAREL
Other securities[1]		15,866,601	0.93

		15,866,601	0.93
AUTO MANUFACTURERS
Other securities[1]		1,427,523	0.08

		1,427,523	0.08
AUTO PARTS & EQUIPMENT
Johnson Controls Inc.	147,800	9,170,990	0.54
Other securities[1]		9,934,456	0.58

		19,105,446	1.12
BANKS
AmSouth Bancorp	315,971	7,981,427	0.47
Comerica Inc.	151,117	8,900,791	0.52
KeyCorp	365,003	11,771,347	0.69
Marshall & Ilsley Corp.	204,968	8,918,158	0.52
Mellon Financial Corp.	350,862	11,217,058	0.66
North Fork Bancorp Inc.	427,609	10,904,029	0.64
Other securities[1]		86,625,839	5.09

		146,318,649	8.59
BEVERAGES
Other securities[1]		15,576,837	0.91

		15,576,837	0.91
BIOTECHNOLOGY
Other securities[1]		11,459,136	0.67

		11,459,136	0.67
BUILDING MATERIALS
Other securities[1]		$7,174,344	0.42%

		7,174,344	0.42
CHEMICALS
PPG Industries Inc.	153,683	9,096,497	0.54
Other securities[1]		43,995,774	2.58

		53,092,271	3.12
COAL
Other securities[1]		4,373,790	0.26

		4,373,790	0.26
COMMERCIAL SERVICES
McKesson Corp.	162,461	7,708,774	0.45
Other securities[1]		21,296,936	1.25

		29,005,710	1.70
COMPUTERS
Computer Sciences Corp.[2]	171,061	8,092,896	0.48
Electronic Data Systems Corp.	357,654	8,025,756	0.47
Other securities[1]		23,005,180	1.35

		39,123,832	2.30
COSMETICS & PERSONAL CARE
Other securities[1]		2,163,618	0.13

		2,163,618	0.13
DISTRIBUTION & WHOLESALE
Other securities[1]		12,663,493	0.74

		12,663,493	0.74
DIVERSIFIED FINANCIAL SERVICES
Bear Stearns Companies Inc. (The)	101,769	11,169,148	0.66
CIT Group Inc.	188,422	8,512,906	0.50
Other securities[1]		29,788,098	1.75

		49,470,152	2.91
ELECTRIC
Ameren Corp.	175,390	9,381,611	0.55
American Electric Power Co. Inc.	343,834	13,650,210	0.80
Cinergy Corp.	177,538	7,884,463	0.46
Consolidated Edison Inc.	217,648	10,566,810	0.62
Constellation Energy Group Inc.	158,934	9,790,334	0.58

34	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
Edison International	291,721	$13,792,569	0.81%
PG&E Corp.[3]	331,355	13,005,684	0.76
PPL Corp.	339,778	10,985,023	0.65
Progress Energy Inc.	222,638	9,963,050	0.59
Public Service Enterprise Group Inc.	213,748	13,756,821	0.81
Other securities[1]		85,421,206	5.01

		198,197,781	11.64
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		4,786,583	0.28

		4,786,583	0.28
ELECTRONICS
Other securities[1]		27,103,146	1.59

		27,103,146	1.59
ENGINEERING & CONSTRUCTION
Other securities[1]		683,638	0.04

		683,638	0.04
ENTERTAINMENT
Other securities[1]		2,003,137	0.12

		2,003,137	0.12
ENVIRONMENTAL CONTROL
Other securities[1]		5,431,668	0.32

		5,431,668	0.32
FOOD
Albertson’s Inc.[3]	330,452	8,476,094	0.50
ConAgra Foods Inc.	463,667	11,475,758	0.67
Kroger Co.[2]	652,513	13,435,243	0.79
Safeway Inc.	401,255	10,272,128	0.60
Other securities[1]		32,421,124	1.91

		76,080,347	4.47
FOREST PRODUCTS & PAPER
Georgia-Pacific Corp.	249,159	8,486,356	0.50
Other securities[1]		21,057,710	1.24

		29,544,066	1.74
GAS
Sempra Energy	229,320	10,791,799	0.63
Other securities[1]		30,540,176	1.80

		41,331,975	2.43
HAND & MACHINE TOOLS
Other securities[1]		$5,838,055	0.34%

		5,838,055	0.34
HEALTH CARE – PRODUCTS
Other securities[1]		2,596,841	0.15

		2,596,841	0.15
HEALTH CARE – SERVICES
Other securities[1]		14,718,995	0.86

		14,718,995	0.86
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		3,125,741	0.18

		3,125,741	0.18
HOME BUILDERS
Pulte Homes Inc. [3]	192,107	8,245,232	0.48
Other securities[1]		16,382,642	0.97

		24,627,874	1.45
HOME FURNISHINGS
Other securities[1]		4,460,050	0.26

		4,460,050	0.26
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		12,670,947	0.74

		12,670,947	0.74
HOUSEWARES
Other securities[1]		4,580,962	0.27

		4,580,962	0.27
INSURANCE
AON Corp.	286,125	9,178,890	0.54
CIGNA Corp.	117,193	13,812,367	0.81
Lincoln National Corp.	155,487	8,088,434	0.47
Principal Financial Group Inc.	263,021	12,459,305	0.73
Other securities[1]		112,240,000	6.60

		155,778,996	9.15
INTERNET
Other securities[1]		1,116,894	0.07

		1,116,894	0.07
INVESTMENT COMPANIES
Other securities[1]		6,896,453	0.40

		6,896,453	0.40

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
IRON & STEEL
Nucor Corp.	143,402	$8,459,284	0.50%
Other securities[1]		4,515,272	0.26

		12,974,556	0.76
LEISURE TIME
Other securities[1]		3,205,846	0.19

		3,205,846	0.19
LODGING
Other securities[1]		8,212,468	0.48

		8,212,468	0.48
MACHINERY
Other securities[1]		4,546,595	0.27

		4,546,595	0.27
MANUFACTURING
Other securities[1]		38,524,964	2.26

		38,524,964	2.26
MEDIA
Other securities[1]		31,450,223	1.85

		31,450,223	1.85
METAL FABRICATE & HARDWARE
Other securities[1]		5,344,600	0.31

		5,344,600	0.31
MINING
Other securities[1]		5,237,608	0.31

		5,237,608	0.31
OFFICE & BUSINESS EQUIPMENT
Xerox Corp.[2]	857,884	11,710,117	0.69
Other securities[1]		4,080,419	0.24

		15,790,536	0.93
OFFICE FURNISHINGS
Other securities[1]		450,935	0.03

		450,935	0.03
OIL & GAS
Amerada Hess Corp.	69,916	9,613,450	0.56
Kerr-McGee Corp.	103,040	10,006,214	0.59
Other securities[1]		39,424,922	2.32

		59,044,586	3.47
OIL & GAS SERVICES
Other securities[1]		6,677,612	0.39

		6,677,612	0.39
PACKAGING & CONTAINERS
Other securities[1]		$16,391,551	0.96%

		16,391,551	0.96
PHARMACEUTICALS
Other securities[1]		23,302,506	1.37

		23,302,506	1.37
PIPELINES
El Paso Corp.	576,932	8,019,355	0.47
Other securities[1]		15,082,869	0.89

		23,102,224	1.36
REAL ESTATE INVESTMENT TRUSTS
Equity Office Properties Trust	364,899	11,935,846	0.70
Equity Residential	256,597	9,712,196	0.57
ProLogis[3]	200,983	8,905,557	0.52
Vornado Realty Trust	107,431	9,305,673	0.55
Other securities[1]		119,591,664	7.03

		159,450,936	9.37
RETAIL
Federated Department Stores Inc.	232,112	15,521,330	0.91
Office Depot Inc.[2]	282,742	8,397,437	0.49
Other securities[1]		35,840,856	2.11

		59,759,623	3.51
SAVINGS & LOANS
Other securities[1]		19,513,938	1.15

		19,513,938	1.15
SEMICONDUCTORS
Other securities[1]		21,737,896	1.28

		21,737,896	1.28
SOFTWARE
Other securities[1]		16,394,953	0.96

		16,394,953	0.96
TELECOMMUNICATIONS
Lucent Technologies Inc.[2,3]	3,966,509	12,891,154	0.76
Other securities[1]		49,233,549	2.89

		62,124,703	3.65

36	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[1]		$2,869,259	0.17%

		2,869,259	0.17
TOYS, GAMES & HOBBIES
Other securities[1]		8,209,074	0.48

		8,209,074	0.48
TRANSPORTATION
CSX Corp.	193,865	9,010,845	0.53
Norfolk Southern Corp.	308,745	12,522,697	0.74
Other securities[1]		9,603,879	0.56

		31,137,421	1.83
WATER
Other securities[1]		2,912,826	0.17

		2,912,826	0.17

TOTAL COMMON STOCKS (Cost: $1,575,533,783)		1,703,582,446	100.06
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		10,116,119	0.59

		10,116,119	0.59
COMMERCIAL PAPER[4]
Other securities[1]		69,681,589	4.09

		69,681,589	4.09
LOAN PARTICIPATIONS[4]
Other securities[1]		396,721	0.02

		396,721	0.02
MEDIUM-TERM NOTES[4]
Other securities[1]		1,515,326	0.09

		1,515,326	0.09
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	1,467,580	1,467,580	0.09

		1,467,580	0.09
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		$43,837,693	2.58%

		43,837,693	2.58
TIME DEPOSITS[4]
Other securities[1]		4,434,780	0.26

		4,434,780	0.26
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		73,315,365	4.31

		73,315,365	4.31
TOTAL SHORT-TERM INVESTMENTS (Cost: $204,765,173)		204,765,173	12.03

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,780,298,956)		1,908,347,619	112.09
Other Assets, Less Liabilities		(205,864,531)	(12.09)

NET ASSETS		$1,702,483,088	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $43,837,693, dated 9/30/05, due 10/3/05, with a total maturity value of $43,851,855 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2005

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	MicrocapTM Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,032,069,788	$185,388,152	$452,601,569	$53,344,694

Affiliated issuers[a]	$1,391,005	$114,976	$537,937	$114,728

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$2,081,560,128	$194,896,398	$466,770,668	$53,762,925
Affiliated issuers[a]	1,391,005	114,976	537,937	114,728
Receivables:
Investment securities sold	711,026	327,266	37,055	85,324
Dividends and interest	2,103,640	140,431	606,418	29,113

Total Assets	2,085,765,799	195,479,071	467,952,078	53,992,090

LIABILITIES
Payables:
Investment securities purchased	1,655,566	343,820	609,151	154,730
Collateral for securities on loan (Note 5)	160,926,364	13,074,752	36,203,263	2,967,173
Investment advisory fees (Note 2)	315,866	37,164	88,608	12,365

Total Liabilities	162,897,796	13,455,736	36,901,022	3,134,268

NET ASSETS	$1,922,868,003	$182,023,335	$431,051,056	$50,857,822

Net assets consist of:
Paid-in capital	$1,891,737,411	$184,297,185	$367,557,834	$50,415,293
Undistributed net investment income	1,340,912	69,638	339,663	14,847
Undistributed net realized gain (accumulated net realized loss)	(19,700,660)	(11,851,734)	48,984,460	9,451
Net unrealized appreciation	49,490,340	9,508,246	14,169,099	418,231

NET ASSETS	$1,922,868,003	$182,023,335	$431,051,056	$50,857,822

Shares outstanding	27,100,000	4,500,000	4,800,000	1,000,000

Net asset value per share	$70.95	$40.45	$89.80	$50.86

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $155,957,419, $12,719,318, $35,003,567 and $2,788,266, respectively. See Note 5.

See notes to the financial statements.

38	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2005

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,474,845,890	$1,054,334,040	$1,778,831,376

Affiliated issuers[a]	$900,935	$416,003	$1,467,580

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$1,646,075,120	$1,173,094,212	$1,906,880,039
Affiliated issuers[a]	900,935	416,003	1,467,580
Receivables:
Investment securities sold	322,756	1,133,977	—
Dividends and interest	1,624,218	396,174	2,958,401

Total Assets	1,648,923,029	1,175,040,366	1,911,306,020

LIABILITIES
Payables:
Investment securities purchased	3,035,889	1,633,081	5,066,247
Collateral for securities on loan (Note 5)	153,586,136	120,458,353	203,297,593
Capital shares redeemed	—	—	109,721
Investment advisory fees (Note 2)	241,019	214,434	349,371

Total Liabilities	156,863,044	122,305,868	208,822,932

NET ASSETS	$1,492,059,985	$1,052,734,498	$1,702,483,088

Net assets consist of:
Paid-in capital	$1,248,203,159	$912,684,869	$1,456,681,299
Undistributed net investment income	920,043	41,331	1,648,729
Undistributed net realized gain	71,707,553	21,248,126	116,104,397
Net unrealized appreciation	171,229,230	118,760,172	128,048,663

NET ASSETS	$1,492,059,985	$1,052,734,498	$1,702,483,088

Shares outstanding	17,250,000	11,550,000	13,750,000

Net asset value per share	$86.50	$91.15	$123.82

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $149,252,951, $117,347,466 and $197,633,092, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended September 30, 2005

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	MicrocapTM Index Fund[d]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$16,877,318	$786,137	$4,725,829	$34,929
Interest from affiliated issuers[b]	26,229	1,882	5,818	1,539
Securities lending income[c]	195,514	13,199	44,451	1,923

Total investment income	17,099,061	801,218	4,776,098	38,391

EXPENSES (Note 2)
Investment advisory fees	1,965,194	194,296	504,146	15,763

Total expenses	1,965,194	194,296	504,146	15,763

Net investment income	15,133,867	606,922	4,271,952	22,628

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(13,898,725)	(5,232,956)	(1,515,116)	9,451
In-kind redemptions	66,639,890	8,972,417	54,279,931	—

Net realized gain	52,741,165	3,739,461	52,764,815	9,451

Net change in unrealized appreciation (depreciation)	54,420,745	5,243,075	(33,101,177)	418,231

Net realized and unrealized gain	107,161,910	8,982,536	19,663,638	427,682

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,295,777	$9,589,458	$23,935,590	$450,310

[a]	Net of foreign withholding tax of $2,201, $68, $722 and $54, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.
[d]	For the period from August 12, 2005 (commencement of operations) to September 30, 2005.

See notes to the financial statements.

40	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2005

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$9,942,598	$3,059,036	$15,045,123
Interest from affiliated issuers[b]	16,605	9,404	21,416
Securities lending income[c]	170,557	74,640	221,739

Total investment income	10,129,760	3,143,080	15,288,278

EXPENSES (Note 2)
Investment advisory fees	1,353,962	1,166,780	1,742,714

Total expenses	1,353,962	1,166,780	1,742,714

Net investment income	8,775,798	1,976,300	13,545,564

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(5,556,660)	(23,318,038)	(4,146,407)
In-kind redemptions	85,454,975	58,279,409	124,791,330

Net realized gain	79,898,315	34,961,371	120,644,923

Net change in unrealized appreciation (depreciation)	43,730,639	52,665,835	1,656,791

Net realized and unrealized gain	123,628,954	87,627,206	122,301,714

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,404,752	$89,603,506	$135,847,278

[a]	Net of foreign withholding tax of $3,956, $1,089 and $6,512, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund		iShares Russell 3000 Value Index Fund
	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,133,867	$29,174,666	$606,922	$1,311,967	$4,271,952	$6,392,670
Net realized gain	52,741,165	16,196,447	3,739,461	390,926	52,764,815	7,238,746
Net change in unrealized appreciation (depreciation)	54,420,745	71,611,188	5,243,075	(336,904)	(33,101,177)	19,821,305

Net increase in net assets resulting from operations	122,295,777	116,982,301	9,589,458	1,365,989	23,935,590	33,452,721

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,299,133)	(28,473,508)	(545,263)	(1,310,350)	(4,057,165)	(6,988,074)
Return of capital	—	(4,456,270)	—	(182,031)	—	—

Total distributions to shareholders	(14,299,133)	(32,929,778)	(545,263)	(1,492,381)	(4,057,165)	(6,988,074)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	134,103,773	628,909,626	83,288,394	26,498,640	241,159,494	127,584,905
Cost of shares redeemed	(276,547,333)	(172,994,962)	(39,532,984)	(11,552,230)	(194,037,805)	(15,870,917)

Net increase (decrease) in net assets from capital share transactions	(142,443,560)	455,914,664	43,755,410	14,946,410	47,121,689	111,713,988

INCREASE (DECREASE) IN NET ASSETS	(34,446,916)	539,967,187	52,799,605	14,820,018	67,000,114	138,178,635
NET ASSETS:
Beginning of period	1,957,314,919	1,417,347,732	129,223,730	114,403,712	364,050,942	225,872,307

End of period	$1,922,868,003	$1,957,314,919	$182,023,335	$129,223,730	$431,051,056	$364,050,942

Undistributed net investment income included in net assets at end of period	$1,340,912	$506,178	$69,638	$7,979	$339,663	$124,876

SHARES ISSUED AND REDEEMED:
Shares sold	1,950,000	9,650,000	2,100,000	700,000	2,750,000	1,550,000
Shares redeemed	(3,950,000)	(2,650,000)	(1,000,000)	(300,000)	(2,200,000)	(200,000)

Net increase (decrease) in shares outstanding	(2,000,000)	7,000,000	1,100,000	400,000	550,000	1,350,000

See notes to the financial statements.

42	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Microcap™ Index Fund	iShares Russell Midcap Index Fund
	For the period August 12, 2005[a] to September 30, 2005 (Unaudited)	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$22,628	$8,775,798	$13,037,253
Net realized gain	9,451	79,898,315	38,773,598
Net change in unrealized appreciation (depreciation)	418,231	43,730,639	71,311,572

Net increase in net assets resulting from operations	450,310	132,404,752	123,122,423

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,781)	(8,125,892)	(12,910,786)
Return of capital	—	—	(672,987)

Total distributions to shareholders	(7,781)	(8,125,892)	(13,583,773)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,415,293	342,525,333	640,601,195
Cost of shares redeemed	—	(177,198,487)	(140,884,447)
Net increase in net assets from capital share transactions	50,415,293	165,326,846	499,716,748

INCREASE IN NET ASSETS	50,857,822	289,605,706	609,255,398

NET ASSETS:
Beginning of period	—	1,202,454,279	593,198,881

End of period	$50,857,822	$1,492,059,985	$1,202,454,279

Undistributed net investment income included in net assets at end of period	$14,847	$920,043	$270,137

SHARES ISSUED AND REDEEMED:
Shares sold	1,000,000	4,150,000	8,800,000
Shares redeemed	—	(2,150,000)	(2,000,000)

Net increase in shares outstanding	1,000,000	2,000,000	6,800,000

[a]	Commencement of operations.

See notes to the financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Growth Index Fund		iShares Russell Midcap Value Index Fund
	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,976,300	$2,446,262	$13,545,564	$16,453,460
Net realized gain	34,961,371	58,275,792	120,644,923	46,975,138
Net change in unrealized appreciation (depreciation)	52,665,835	(2,684,504)	1,656,791	77,469,116

Net increase in net assets resulting from operations	89,603,506	58,037,550	135,847,278	140,897,714

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,940,025)	(2,667,019)	(12,240,833)	(16,219,184)

Total distributions to shareholders	(1,940,025)	(2,667,019)	(12,240,833)	(16,219,184)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	201,154,565	480,827,474	655,180,198	754,688,282
Cost of shares redeemed	(78,132,707)	(187,529,122)	(224,915,113)	(131,138,322)

Net increase in net assets from capital share transactions	123,021,858	293,298,352	430,265,085	623,549,960

INCREASE IN NET ASSETS	210,685,339	348,668,883	553,871,530	748,228,490
NET ASSETS:
Beginning of period	842,049,159	493,380,276	1,148,611,558	400,383,068

End of period	$1,052,734,498	$842,049,159	$1,702,483,088	$1,148,611,558

Undistributed net investment income included in net assets at end of period	$41,331	$5,056	$1,648,729	$343,998

SHARES ISSUED AND REDEEMED:
Shares sold	2,300,000	6,150,000	5,500,000	7,300,000
Shares redeemed	(900,000)	(2,400,000)	(1,900,000)	(1,250,000)

Net increase in shares outstanding	1,400,000	3,750,000	3,600,000	6,050,000

See notes to the financial statements.

44	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$67.26	$64.13	$47.25	$63.89	$63.69	$76.23

Income from investment operations:
Net investment income	0.55	1.17	0.90	0.90	0.65	0.51
Net realized and unrealized gain (loss)	3.66	3.26	16.90	(16.65)	0.19	(12.56)

Total from investment operations	4.21	4.43	17.80	(15.75)	0.84	(12.05)

Less distributions from:
Net investment income	(0.52)	(1.12)	(0.92)	(0.89)	(0.64)	(0.48)
Net realized gain	—	—	—	—	—	(0.01)
Return of capital	—	(0.18)	(0.00)[e]	—	—	—

Total distributions	(0.52)	(1.30)	(0.92)	(0.89)	(0.64)	(0.49)

Net asset value, end of period	$70.95	$67.26	$64.13	$47.25	$63.89	$63.69

Total return	6.27%[b]	6.95%	37.86%	(24.73)%	1.35%	(15.90)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,922,868	$1,957,315	$1,417,348	$985,140	$1,360,937	$388,509
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.54%	1.81%	1.54%	1.53%	1.20%	1.09%
Portfolio turnover rate[d]	4%	5%	4%	5%	6%	3%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$38.01	$38.13	$28.70	$39.72	$40.70	$68.63

Income from investment operations:
Net investment income	0.13	0.42	0.25	0.23	0.20	0.06
Net realized and unrealized gain (loss)	2.43	(0.07)	9.44	(11.03)	(0.99)	(27.93)

Total from investment operations	2.56	0.35	9.69	(10.80)	(0.79)	(27.87)

Less distributions from:
Net investment income	(0.12)	(0.41)	(0.26)	(0.22)	(0.19)	(0.06)
Net realized gain	—	—	—	—	—	(0.00)[e]
Return of capital	—	(0.06)	—	—	—	—

Total distributions	(0.12)	(0.47)	(0.26)	(0.22)	(0.19)	(0.06)

Net asset value, end of period	$40.45	$38.01	$38.13	$28.70	$39.72	$40.70

Total return	6.74%[b]	0.91%	33.84%	(27.21)%	(1.95)%	(40.62)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$182,023	$129,224	$114,404	$57,406	$27,806	$20,351
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.78%	1.12%	0.78%	0.83%	0.47%	0.20%
Portfolio turnover rate[d]	20%	16%	11%	15%	18%	3%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to the financial statements.

46	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$85.66	$77.89	$55.99	$74.12	$71.59	$69.91

Income from investment operations:
Net investment income	0.81	1.81	1.43	1.21	1.25	0.83
Net realized and unrealized gain (loss)	4.10	7.92	21.94	(18.13)	2.50	1.71

Total from investment operations	4.91	9.73	23.37	(16.92)	3.75	2.54

Less distributions from:
Net investment income	(0.77)	(1.96)	(1.47)	(1.21)	(1.22)	(0.77)
Net realized gain	—	—	—	—	—	(0.09)

Total distributions	(0.77)	(1.96)	(1.47)	(1.21)	(1.22)	(0.86)

Net asset value, end of period	$89.80	$85.66	$77.89	$55.99	$74.12	$71.59

Total return	5.75%[b]	12.61%	42.04%	(22.92)%	5.34%	3.60%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$431,051	$364,051	$225,872	$97,977	$66,712	$32,216
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	2.12%	2.33%	2.19%	2.20%	1.79%	1.67%
Portfolio turnover rate[d]	5%	16%	13%	16%	15%	4%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Russell MicrocapTM Index Fund
Period from Aug. 12, 2005[a] to Sep. 30, 2005 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain	0.85

Total from investment operations	0.87

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$50.86

Total return	1.74%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$50,858
Ratio of expenses to average net assets[c]	0.60%
Ratio of net investment income to average net assets[c]	0.86%
Portfolio turnover rate[d]	1%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

48	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$78.85	$70.20	$47.26	$60.93	$59.55

Income from investment operations:
Net investment income	0.52	0.98	0.77	0.60	0.46
Net realized and unrealized gain (loss)	7.61	8.69	22.98	(13.67)	1.32

Total from investment operations	8.13	9.67	23.75	(13.07)	1.78

Less distributions from:
Net investment income	(0.48)	(0.97)	(0.79)	(0.60)	(0.40)
Return of capital	—	(0.05)	(0.02)	—	—

Total distributions	(0.48)	(1.02)	(0.81)	(0.60)	(0.40)

Net asset value, end of period	$86.50	$78.85	$70.20	$47.26	$60.93

Total return	10.33%[b]	13.85%	50.47%	(21.50)%	3.08%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,492,060	$1,202,454	$593,199	$193,754	$48,741
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.30%	1.48%	1.39%	1.50%	1.40%
Portfolio turnover rate[d]	7%	15%	7%	15%	7%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$82.96	$77.09	$51.77	$70.30	$73.06

Income from investment operations:
Net investment income	0.17	0.27	0.15	0.09	0.03
Net realized and unrealized gain (loss)	8.19	5.89	25.33	(18.54)	(2.77)

Total from investment operations	8.36	6.16	25.48	(18.45)	(2.74)

Less distributions from:
Net investment income	(0.17)	(0.29)	(0.16)	(0.08)	(0.02)

Total distributions	(0.17)	(0.29)	(0.16)	(0.08)	(0.02)

Net asset value, end of period	$91.15	$82.96	$77.09	$51.77	$70.30

Total return	10.09%[b]	8.01%	49.25%	(26.24)%	(3.75)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,052,734	$842,049	$493,380	$116,473	$80,847
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.42%	0.38%	0.27%	0.20%	0.08%
Portfolio turnover rate[d]	13%	27%	10%	31%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

50	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$113.16	$97.65	$65.77	$83.45	$78.86

Income from investment operations:
Net investment income	1.06	1.98	1.49	1.35	1.02
Net realized and unrealized gain (loss)	10.57	15.50	31.94	(17.70)	4.49

Total from investment operations	11.63	17.48	33.43	(16.35)	5.51

Less distributions from:
Net investment income	(0.97)	(1.97)	(1.51)	(1.33)	(0.92)
Return of capital	—	—	(0.04)	—	—

Total distributions	(0.97)	(1.97)	(1.55)	(1.33)	(0.92)

Net asset value, end of period	$123.82	$113.16	$97.65	$65.77	$83.45

Total return	10.30%[b]	18.07%	51.17%	(19.69)%	7.14%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,702,483	$1,148,612	$400,383	$105,226	$54,243
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.94%	2.20%	2.05%	2.24%	1.91%
Portfolio turnover rate[d]	8%	20%	10%	24%	6%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2005, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell MicrocapTM, iShares Russell Midcap, iShares Russell Midcap Growth and iShares Russell Midcap Value Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares Russell MicrocapTM Index Fund commenced operations on August 12, 2005.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

52	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2005.

The Funds had tax basis net capital loss carryforwards as of March 31, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Russell 3000	$21,789,321	$14,801,082	$8,033,947	$95,540	$44,719,890
Russell 3000 Growth	4,176,050	6,607,675	2,294,465	912,481	13,990,671
Russell 3000 Value	—	342,893	144,266	—	487,159
Russell Midcap	—	614,823	1,554,124	—	2,168,947
Russell Midcap Growth	—	5,171,575	2,148,153	—	7,319,728
Russell Midcap Value	—	—	2,171,629	—	2,171,629

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2005, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2005 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Russell 3000	$2,068,312,809	$215,704,078	$(201,065,754)	$14,638,324
Russell 3000 Growth	189,015,857	13,489,805	(7,494,288)	5,995,517
Russell 3000 Value	456,421,522	28,762,720	(17,875,637)	10,887,083
Russell MicrocapTM	53,459,424	1,452,813	(1,034,584)	418,229
Russell Midcap	1,481,120,412	203,641,887	(37,786,244)	165,855,643
Russell Midcap Growth	1,063,032,539	138,894,409	(28,416,733)	110,477,676
Russell Midcap Value	1,783,977,603	150,011,452	(25,641,436)	124,370,016

NOTES TO THE FINANCIAL STATEMENTS	53

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of September 30, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5 below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell MicrocapTM	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as

54	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$195,514
Russell 3000 Growth	13,199
Russell 3000 Value	44,451
Russell MicrocapTM	1,923
Russell Midcap	170,557
Russell Midcap Growth	74,640
Russell Midcap Value	221,739

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended September 30, 2005, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended September 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the six months ended and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	55

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the six months ended September 30, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Russell 3000
IMMF	1,476	205,453	205,538	1,391	$1,391,005	$26,229
Russell 3000 Growth
IMMF	29	14,841	14,755	115	114,976	1,882
Russell 3000 Value
IMMF	182	44,995	44,639	538	537,937	5,818
Russell MicrocapTM
IMMF	—	15,854	15,739	115	114,728	1,539
Russell Midcap
IMMF	1,287	125,829	126,215	901	900,935	16,605
Russell Midcap Growth
IMMF	247	77,904	77,735	416	416,003	9,404
Russell Midcap Value
IMMF	1,752	157,046	157,330	1,468	1,467,580	21,416

During the six months ended September 30, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of September 30, 2005, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2005 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$71,259,823	$71,719,792
Russell 3000 Growth	30,547,007	30,551,258
Russell 3000 Value	18,529,630	17,616,653
Russell MicrocapTM	20,345,219	174,078
Russell Midcap	90,321,243	90,750,509
Russell Midcap Growth	123,071,244	121,322,271
Russell Midcap Value	109,484,034	104,986,574

56	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$133,852,509	$274,980,798
Russell 3000 Growth	83,229,662	39,516,966
Russell 3000 Value	295,678,249	249,165,930
Russell MicrocapTM	30,196,929	—
Russell Midcap	506,004,203	338,220,272
Russell Midcap Growth	390,315,794	268,676,203
Russell Midcap Value	976,124,938	546,909,672

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2005, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of September 30, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	57

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

A special meeting of shareholders of iShares Trust was scheduled on July 14, 2005 and subsequently adjourned until August 11, 2005. All proposals were approved by the shareholders except as noted below. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1*

To elect the eight nominees specified below as Trustees of the Trust, each of whom will serve until his/her successor is duly elected or appointed and qualified.

Trustee	Votes For	Votes Withheld
Lee T. Kranefuss	647,047,151	12,010,432
John E. Martinez	647,057,342	12,000,240
Richard K. Lyons	647,782,813	11,274,769
George G.C. Parker	644,369,500	14,688,081
W. Allen Reed	647,251,696	11,805,888
Cecilia H. Herbert	647,073,394	11,984,192
Charles A. Hurty	647,183,684	11,873,899
John E. Kerrigan	647,826,001	11,231,583

Messrs. Kranefuss, Martinez, Lyons, Reed and Parker previously served as Trustees of the Trust and were re-elected. Ms. Herbert and Messrs. Hurty and Kerrigan were newly elected.

Proposal 2A

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding issuing senior securities.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Russell 3000	12,601,011	170,856	104,595	2,338,955
Russell 3000 Growth	1,593,107	90,004	42,933	503,353
Russell 3000 Value	1,963,329	27,465	86,001	476,366
Russell Midcap	6,977,766	127,195	101,489	1,015,741
Russell Midcap Growth	4,244,111	134,339	131,247	725,135
Russell Midcap Value	4,133,141	111,254	121,229	794,432

58	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Proposal 2B

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding the making of loans.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Russell 3000	12,576,420	193,322	106,720	2,338,955
Russell 3000 Growth	1,591,757	35,506	98,781	503,353
Russell 3000 Value	1,958,263	29,395	89,137	476,366
Russell Midcap	6,865,674	241,599	99,177	1,015,741
Russell Midcap Growth	4,235,137	142,217	132,343	725,135
Russell Midcap Value	4,115,690	115,404	134,530	794,432

Proposal 3

To approve a change in the classification of the investment objectives of certain Funds from fundamental to non-fundamental. Shareholders of the iShares Russell Midcap and iShares Russell Midcap Growth Index Funds did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Russell 3000	11,952,616	807,984	115,862	2,338,955
Russell 3000 Growth	1,562,272	120,451	43,321	503,353
Russell 3000 Value	1,840,153	144,112	92,531	476,365
Russell Midcap	5,030,423	2,064,983	111,044	1,015,741
Russell Midcap Growth	3,426,471	944,186	139,040	725,135
Russell Midcap Value	3,533,900	697,917	133,807	794,432

*	Denotes Trust-wide proposal and voting results.
**	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

SHAREHOLDER MEETING RESULTS	59

Board Review and Approval of Investment Advisory Contracts* (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-and three-year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain of the Funds may have outperformed funds in their respective Lipper Peer Groups over relevant periods, but that any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this

60	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s, historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	61

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

*	Denotes the Board’s approval of Investment Advisory Contracts for all funds in this shareholder report except for the iShares Russell MicrocapTM Index Fund.

62	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® RUSSELL MICROCAP™ INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required to consider the Fund’s entering into a Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract. In reviewing the scope of services provided to the Fund by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the other iShares Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the other iShares Funds. In that regard, the Board noted that BGFA would provide information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board, similar to the other iShares Funds. The Board also reviewed the background and experience of the persons that will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Fund; therefore, no comparative performance information was available. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Fund under the Advisory Contract were appropriate and supported the Board’s selection of BGFA as investment adviser to the Fund.

FUND’S EXPENSES

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising the Fund’s applicable peer group (the “Lipper Peer Group”). Because there are relatively few exchange-traded funds other than the Fund and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Fund, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund. The Board noted that the investment advisory fee rates and overall expense components for the Fund were generally lower than the investment advisory fee rates and overall expenses of the Fund in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels of the Fund, as proposed to be managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	63

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP™ INDEX FUND

COSTS OF SERVICES TO BE PROVIDED TO FUND AND PROFITS TO BE REALIZED BY BGFA AND AFFILIATES

The Board did not consider the profitability of the Fund to BGFA based on the fees payable under the Advisory Contract or revenue to be received by BGFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. However, the Board noted that it would consider and monitor these matters in the future.

ECONOMIES OF SCALE

The Board noted that the Advisory Contract for the Fund does not provide for breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Fund. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Fund’s shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered limited information regarding the Fund’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the Fund. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Fund. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board did not consider any ancillary revenue to be received by BGFA and/or its affiliates in connection with the services to be provided to the Fund by BGFA since the proposed relationship had not yet commenced. However, the Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through an affiliate of the Fund or BGFA will be reported to the Board pursuant to Rule 17e-1 under the 1940 Act.

Based on the above analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

64	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	65

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $InvesTop™ Corporate (LQD)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Semi-Annual Report.

2117-iS-0805

66	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors(BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners. Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to deter-mine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s web-site at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1800SEC0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website atwww.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-040-11005

BARCLAYS GLOBAL INVESTORS BARCLAYS

2005 semi-annual report to shareholders september 30, 2005

iSHARES RUSSELL SERIES

iShares russell 1000 index fund

iShares russell 1000 growth index fund

iShares russell 1000 value index fund

iShares russell 2000 index fund

iShares russell 2000 growth index fund

iShares russell 2000 value index fund

Fund Performance Overview

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of September 30, 2005

	Average Annual Total Returns
	Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	14.13%	14.06%	14.26%	(1.38)%	(1.41)%	(1.27)%	(1.11)%	(1.13)%	(0.97)%
Russell 1000 Growth	11.37%	11.45%	11.60%	(8.82)%	(8.82)%	(8.64)%	(7.62)%	(7.63)%	(7.42)%
Russell 1000 Value	16.54%	16.72%	16.69%	5.58%	5.57%	5.76%	5.93%	5.94%	6.12%

	Cumulative Total Returns
	Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	14.13%	14.06%	14.26%	(6.72)%	(6.86)%	(6.17)%	(5.81)%	(5.92)%	(5.09)%
Russell 1000 Growth	11.37%	11.45%	11.60%	(36.99)%	(36.97)%	(36.36)%	(34.62)%	(34.64)%	(33.86)%
Russell 1000 Value	16.54%	16.72%	16.69%	31.20%	31.13%	32.31%	36.21%	36.29%	37.49%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005 (the “reporting period”), the Fund returned 6.03%, while the Index returned 6.08%.

PORTFOLIO ALLOCATION As of 9/30/05

Sector	% of Net Assets
Consumer Non-Cyclical	21.67%
Financial	20.39
Communications	11.41
Technology	11.09
Industrial	10.28
Energy	9.60
Consumer Cyclical	8.91
Utilities	3.84
Basic Materials	2.63
Diversified	0.03
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05

Security	% of Net Assets
Exxon Mobil Corp.	3.24%
General Electric Co.	2.86
Microsoft Corp.	1.91
Citigroup Inc.	1.90
Johnson & Johnson	1.51
Pfizer Inc.	1.49
Bank of America Corp.	1.36
Altria Group Inc.	1.22
Intel Corp.	1.22
Procter & Gamble Co.	1.19

TOTAL	17.90%

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 6.46%, while the Growth Index returned 6.57%.

PORTFOLIO ALLOCATION As of 9/30/05

Sector	% of Net Assets
Consumer Non-Cyclical	30.46%
Technology	18.78
Industrial	13.77
Consumer Cyclical	13.20
Communications	11.64
Financial	6.03
Energy	3.87
Basic Materials	1.53
Utilities	0.61
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05

Security	% of Net Assets
General Electric Co.	4.33%
Microsoft Corp.	3.81
Johnson & Johnson	3.01
Intel Corp.	2.43
Procter & Gamble Co.	2.37
Cisco Systems Inc.	1.85
Wal-Mart Stores Inc.	1.76
International Business Machines Corp.	1.75
Amgen Inc.	1.58
PepsiCo Inc.	1.52

TOTAL	24.41%

2	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 5.55%, while the Value Index returned 5.62%.

PORTFOLIO ALLOCATION As of 9/30/05

Sector	% of Net Assets
Financial	34.81%
Energy	15.35
Consumer Non-Cyclical	12.90
Communications	11.18
Utilities	7.08
Industrial	6.74
Consumer Cyclical	4.61
Basic Materials	3.75
Technology	3.39
Diversified	0.06
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05

Security	% of Net Assets
Exxon Mobil Corp.	6.49%
Citigroup Inc.	3.80
Pfizer Inc.	2.98
Bank of America Corp.	2.72
Chevron Corp.	2.36
JP Morgan Chase & Co.	1.92
American International Group Inc.	1.60
ConocoPhillips	1.56
Altria Group Inc.	1.46
Verizon Communications Inc.	1.45

TOTAL	26.34%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of September 30, 2005

	Average Annual Total Returns
	Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	17.79%	18.13%	17.95%	6.24%	6.25%	6.45%	7.81%	7.79%	8.09%
Russell 2000 Growth	17.80%	18.02%	17.97%	(2.77)%	(2.77)%	(2.54)%	(2.84)%	(2.86)%	(2.61)%
Russell 2000 Value	17.47%	17.70%	17.75%	14.89%	14.88%	15.18%	15.29%	15.27%	15.60%

	Cumulative Total Returns
	Year Ended 9/30/05			Five Years Ended 9/30/05			Inception to 9/30/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	17.79%	18.13%	17.95%	35.37%	35.39%	36.66%	49.65%	49.49%	51.72%
Russell 2000 Growth	17.80%	18.02%	17.97%	(13.09)%	(13.10)%	(12.08)%	(13.89)%	(13.99)%	(12.83)%
Russell 2000 Value	17.47%	17.70%	17.75%	100.17%	100.11%	102.73%	109.22%	109.03%	112.25%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

4	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a capitalization-weighted index of the approximately 2,000 smallest companies in the Russell 3000 Index. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2005 (the “reporting period”), the Fund returned 9.15%, while the Index returned 9.21%.

PORTFOLIO ALLOCATION As of 9/30/05

Sector	% of Net Assets
Financial	21.02%
Consumer Non-Cyclical	19.31
Industrial	13.83
Consumer Cyclical	12.75
Technology	10.24
Communications	9.64
Energy	6.77
Basic Materials	3.54
Utilities	2.71
Diversified	0.17
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05

Security	% of Net Assets
Amylin Pharmaceuticals Inc.	0.32%
Cimarex Energy Co.	0.31
Intuitive Surgical Inc.	0.21
Cabot Oil & Gas Corp.	0.21
Cal Dive International Inc.	0.20
Frontier Oil Corp.	0.20
York International Corp.	0.20
Eagle Materials Inc.	0.19
Jarden Corp.	0.18
Hughes Supply Inc.	0.18

TOTAL	2.20%

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 9.97%, while the Growth Index returned 10.02%.

PORTFOLIO ALLOCATION As of 9/30/05

Sector	% of Net Assets
Consumer Non-Cyclical	27.48%
Technology	14.22
Industrial	13.22
Consumer Cyclical	12.74
Communications	11.78
Financial	9.34
Energy	8.55
Basic Materials	2.21
Diversified	0.31
Utilities	0.10
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05

Security	% of Net Assets
Amylin Pharmaceuticals Inc.	0.63%
Intuitive Surgical Inc.	0.42
Cal Dive International Inc.	0.41
Frontier Oil Corp.	0.40
Eagle Materials Inc.	0.37
Jarden Corp.	0.37
ADTRAN Inc.	0.34
Cypress Semiconductor Corp.	0.33
Cheniere Energy Inc.	0.33
TODCO Class A	0.33

TOTAL	3.93%

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 8.21%, while the Value Index returned 8.33%.

PORTFOLIO ALLOCATION As of 9/30/05

Sector	% of Net Assets
Financial	32.79%
Industrial	14.42
Consumer Cyclical	12.81
Consumer Non-Cyclical	11.05
Communications	7.49
Technology	6.22
Utilities	5.36
Energy	4.99
Basic Materials	4.86
Diversified	0.03
Short-Term and Other Net Assets	(0.02)

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 9/30/05

Security	% of Net Assets
Cimarex Energy Co.	0.61%
York International Corp.	0.39
Vertex Pharmaceuticals Inc.	0.35
Commercial Metals Co.	0.34
Flowserve Corp.	0.33
Houston Exploration Co.	0.32
Shaw Group Inc. (The)	0.32
Kennametal Inc.	0.31
Nicor Inc.	0.31
Prentiss Properties Trust	0.31

TOTAL	3.59%

6	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (April 1, 2005)	Ending Account Value (September 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period [a] (April 1 to September 30, 2005)
Russell 1000
Actual	$1,000.00	$1,060.30	0.15%	$0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.32	0.15	0.76
Russell 1000 Growth
Actual	1,000.00	1,064.60	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
Russell 1000 Value
Actual	1,000.00	1,055.50	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
Russell 2000
Actual	1,000.00	1,091.50	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01

SHAREHOLDER EXPENSES	7

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (April 1, 2005)	Ending Account Value (September 30, 2005)	Annualized Expense Ratio	Expenses Paid During Period [a] (April 1 to September 30, 2005)
Russell 2000 Growth
Actual	$1,000.00	$1,099.70	0.25%	$1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
Russell 2000 Value
Actual	1,000.00	1,082.10	0.25	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

8	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

S ummary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$5,776,237	0.25%

		5,776,237	0.25
AEROSPACE & DEFENSE
Boeing Co. (The)	152,106	10,335,603	0.45
United Technologies Corp.	188,429	9,768,159	0.43
Other securities[1]		20,079,046	0.87

		40,182,808	1.75
AGRICULTURE
Altria Group Inc.	381,355	28,109,677	1.22
Other securities[1]		9,150,744	0.40

		37,260,421	1.62
AIRLINES
Other securities[1]		2,775,458	0.12

		2,775,458	0.12
APPAREL
Other securities[1]		9,133,170	0.40

		9,133,170	0.40
AUTO MANUFACTURERS
Other securities[1]		8,913,952	0.39

		8,913,952	0.39
AUTO PARTS & EQUIPMENT
Other securities[1]		5,110,871	0.22

		5,110,871	0.22
BANKS
Bank of America Corp.	740,570	31,177,997	1.36
U.S. Bancorp	337,370	9,473,350	0.41
Wachovia Corp.[2]	290,235	13,812,284	0.60
Wells Fargo & Co.	310,683	18,196,703	0.79
Other securities[1]		63,027,101	2.74

		135,687,435	5.90
BEVERAGES
Coca-Cola Co. (The)	383,470	16,562,069	0.72
PepsiCo Inc.	308,321	17,484,884	0.76
Other securities[1]		10,322,579	0.45

		44,369,532	1.93
BIOTECHNOLOGY
Amgen Inc.[3]	227,856	18,153,288	0.79
Other securities[1]		20,508,924	0.89

		38,662,212	1.68
BUILDING MATERIALS
Other securities[1]		$7,563,724	0.33%

		7,563,724	0.33
CHEMICALS
Other securities[1]		33,651,027	1.46

		33,651,027	1.46
COAL
Other securities[1]		4,821,457	0.21

		4,821,457	0.21
COMMERCIAL SERVICES
Other securities[1]		27,389,480	1.19

		27,389,480	1.19
COMPUTERS
Dell Inc.[3]	452,739	15,483,674	0.67
Hewlett-Packard Co.[2]	533,113	15,566,900	0.68
International Business Machines Corp.	297,074	23,831,276	1.04
Other securities[1]		33,577,232	1.46

		88,459,082	3.85
COSMETICS & PERSONAL CARE
Gillette Co. (The)	164,899	9,597,122	0.42
Procter & Gamble Co.[2]	459,339	27,312,297	1.19
Other securities[1]		8,907,507	0.38

		45,816,926	1.99
DISTRIBUTION & WHOLESALE
Other securities[1]		4,787,968	0.21

		4,787,968	0.21
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	201,380	11,567,267	0.50
Citigroup Inc.	957,580	43,589,042	1.90
Goldman Sachs Group Inc. (The)	75,913	9,229,503	0.40
JP Morgan Chase & Co.	647,919	21,983,892	0.96
Merrill Lynch & Co. Inc.	173,514	10,645,084	0.46
Morgan Stanley	201,683	10,878,781	0.47
Other securities[1]		63,852,604	2.78

		171,746,173	7.47
ELECTRIC
Other securities[1]		79,029,329	3.44

		79,029,329	3.44

SUMMARY SCHEDULES OF INVESTMENTS	9

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		$8,830,066	0.38%

		8,830,066	0.38
ELECTRONICS
Other securities[1]		14,824,981	0.65

		14,824,981	0.65
ENGINEERING & CONSTRUCTION
Other securities[1]		1,740,814	0.08

		1,740,814	0.08
ENTERTAINMENT
Other securities[1]		3,924,173	0.17

		3,924,173	0.17
ENVIRONMENTAL CONTROL
Other securities[1]		4,935,469	0.22

		4,935,469	0.22
FOOD
Other securities[1]		36,375,618	1.58

		36,375,618	1.58
FOREST PRODUCTS & PAPER
Other securities[1]		12,019,277	0.52

		12,019,277	0.52
GAS
Other securities[1]		8,543,689	0.37

		8,543,689	0.37
HAND & MACHINE TOOLS
Other securities[1]		2,309,481	0.10

		2,309,481	0.10
HEALTH CARE - PRODUCTS
Johnson & Johnson	547,271	34,631,309	1.51
Medtronic Inc.	222,674	11,939,780	0.52
Other securities[1]		37,170,703	1.61

		83,741,792	3.64
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	233,099	13,100,164	0.57
Other securities[1]		33,525,254	1.46

		46,625,418	2.03
HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		639,690	0.03

		639,690	0.03
HOME BUILDERS
Other securities[1]		$12,003,108	0.52%

		12,003,108	0.52
HOME FURNISHINGS
Other securities[1]		2,213,919	0.10

		2,213,919	0.10
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		11,553,850	0.50

		11,553,850	0.50
HOUSEWARES
Other securities[1]		1,436,468	0.06

		1,436,468	0.06
INSURANCE
American International Group Inc.	422,536	26,180,331	1.14
Other securities[1]		78,129,454	3.40

		104,309,785	4.54
INTERNET
Google Inc. Class A3	30,383	9,615,004	0.42
Other securities[1]		29,866,607	1.30

		39,481,611	1.72
INVESTMENT COMPANIES
Other securities[1]		1,392,685	0.06

		1,392,685	0.06
IRON & STEEL
Other securities[1]		3,175,264	0.14

		3,175,264	0.14
LEISURE TIME
Other securities[1]		4,086,164	0.18

		4,086,164	0.18
LODGING
Other securities[1]		10,920,988	0.48

		10,920,988	0.48
MACHINERY
Other securities[1]		15,289,396	0.67

		15,289,396	0.67

10	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	1,952,654	$65,745,860	2.86%
3M Co.	141,665	10,392,544	0.45
Other securities[1]		27,332,811	1.19

		103,471,215	4.50
MEDIA
Comcast Corp. Class A3	374,334	10,997,933	0.48
Time Warner Inc.	844,593	15,295,579	0.67
Other securities[1]		57,809,371	2.51

		84,102,883	3.66
METAL FABRICATE & HARDWARE
Other securities[1]		1,718,251	0.08

		1,718,251	0.08
MINING
Other securities[1]		11,704,950	0.51

		11,704,950	0.51
OFFICE& BUSINESS EQUIPMENT
Other securities[1]		4,173,296	0.18

		4,173,296	0.18
OFFICE FURNISHINGS
Other securities[1]		1,182,758	0.05

		1,182,758	0.05
OIL & GAS
Chevron Corp.	417,304	27,012,088	1.17
ConocoPhillips	256,358	17,921,988	0.78
Exxon Mobil Corp.	1,172,010	74,469,515	3.24
Other securities[1]		69,354,859	3.02

		188,758,450	8.21
OIL & GAS SERVICES
Other securities[1]		17,772,585	0.77

		17,772,585	0.77
PACKAGING& CONTAINERS
Other securities[1]		4,225,796	0.18

		4,225,796	0.18
PHARMACEUTICALS
Abbott Laboratories	285,479	12,104,310	0.53
Lilly (Eli) & Co.	180,628	9,667,211	0.42
Merck & Co. Inc.	405,579	11,035,805	0.48
Pfizer Inc.	1,368,432	34,169,747	1.49
Wyeth	246,401	$11,400,974	0.50%
Other securities[1]		48,367,597	2.09

		126,745,644	5.51
PIPELINES
Other securities[1]		9,496,288	0.41

		9,496,288	0.41
REAL ESTATE
Other securities[1]		1,795,023	0.08

		1,795,023	0.08
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		39,078,237	1.70

		39,078,237	1.70
RETAIL
Home Depot Inc.	397,446	15,158,590	0.66
Wal-Mart Stores Inc.	463,758	20,321,876	0.88
Other securities[1]		98,872,764	4.30

		134,353,230	5.84
SAVINGS & LOANS
Other securities[1]		14,713,488	0.64

		14,713,488	0.64
SEMICONDUCTORS
Intel Corp.	1,136,730	28,020,395	1.22
Texas Instruments Inc.	305,970	10,372,383	0.45
Other securities[1]		34,353,262	1.49

		72,746,040	3.16
SOFTWARE
Microsoft Corp.	1,704,404	43,854,315	1.91
Other securities[1]		45,896,661	1.99

		89,750,976	3.90
TELECOMMUNICATIONS
Cisco Systems Inc.[3]	1,190,235	21,340,914	0.93
Motorola Inc.	451,409	9,971,625	0.43
QUALCOMM Inc.	300,752	13,458,652	0.59
SBC Communications Inc.[2]	608,145	14,577,236	0.63
Sprint Nextel Corp.	512,663	12,191,126	0.53
Verizon Communications Inc.	509,490	16,655,228	0.72
Other securities[1]		44,624,865	1.95

		132,819,646	5.78

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[1]		$1,829,461	0.08%

		1,829,461	0.08
TOYS, GAMES & HOBBIES
Other securities[1]		2,071,932	0.09

		2,071,932	0.09
TRANSPORTATION
Other securities[1]		30,781,009	1.34

		30,781,009	1.34
WATER
Other securities[1]		665,882	0.03

		665,882	0.03

TOTAL COMMON STOCKS (Cost: $2,287,779,617)		2,295,468,008	99.85
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		9,601,917	0.42

		9,601,917	0.42
COMMERCIAL PAPER[4]
Other securities[1]		66,139,642	2.88

		66,139,642	2.88
LOAN PARTICIPATIONS[4]
Other securities[1]		376,556	0.02

		376,556	0.02
MEDIUM-TERM NOTES[4]
Other securities[1]		1,438,303	0.06

		1,438,303	0.06
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	1,228,617	1,228,617	0.05

		1,228,617	0.05
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		41,609,410	1.81

		41,609,410	1.81
TIME DEPOSITS[4]

Other securities[1]		$4,209,358	0.18%

		4,209,358	0.18
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		69,588,724	3.03

		69,588,724	3.03

TOTAL SHORT-TERM INVESTMENTS (Cost: $194,192,527)		194,192,527	8.45

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,481,972,144)		2,489,660,535	108.30
Other Assets, Less Liabilities		(190,727,486)	(8.30)

NET ASSETS		$2,298,933,049	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $41,609,410, dated 9/30/05, due 10/3/05, with a total maturity value of $41,622,853 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

12	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$20,424,916	0.48%

		20,424,916	0.48
AEROSPACE & DEFENSE
Boeing Co. (The)	560,544	38,088,965	0.90
United Technologies Corp.	694,408	35,998,111	0.85
Other securities[1]		32,343,839	0.76

		106,430,915	2.51
AGRICULTURE
Altria Group Inc.	567,543	41,833,595	0.99
Other securities[1]		11,412,569	0.27

		53,246,164	1.26
AIRLINES
Other securities[1]		6,238,591	0.15

		6,238,591	0.15
APPAREL
Other securities[1]		21,764,365	0.51

		21,764,365	0.51
AUTO MANUFACTURERS
Other securities[1]		10,442,283	0.25

		10,442,283	0.25
AUTO PARTS & EQUIPMENT
Other securities[1]		3,371,981	0.08

		3,371,981	0.08
BANKS
Other securities[1]		28,896,325	0.68

		28,896,325	0.68
BEVERAGES
Coca-Cola Co. (The)	880,193	38,015,536	0.90
PepsiCo Inc.	1,135,822	64,412,466	1.52
Other securities[1]		17,601,178	0.41

		120,029,180	2.83
BIOTECHNOLOGY
Amgen Inc.[2]	839,355	66,871,413	1.58
Genentech Inc.[2]	314,646	26,496,340	0.62
Other securities[1]		40,630,775	0.96

		133,998,528	3.16
BUILDING MATERIALS
Other securities[1]		$20,572,103	0.49%

		20,572,103	0.49
CHEMICALS
Dow Chemical Co. (The)	615,640	25,653,719	0.61
Other securities[1]		25,619,410	0.60

		51,273,129	1.21
COAL
Other securities[1]		14,458,425	0.34

		14,458,425	0.34
COMMERCIAL SERVICES
Other securities[1]		65,889,986	1.55

		65,889,986	1.55
COMPUTERS
Apple Computer Inc.[2]	558,966	29,966,167	0.71
Dell Inc.[2]	1,667,929	57,043,172	1.34
EMC Corp.[2]	1,630,396	21,097,324	0.50
International Business Machines Corp.	926,840	74,351,105	1.75
Other securities[1]		43,137,867	1.02

		225,595,635	5.32
COSMETICS & PERSONAL CARE
Gillette Co. (The)	607,729	35,369,828	0.83
Procter & Gamble Co.	1,691,866	100,598,352	2.37
Other securities[1]		26,142,187	0.62

		162,110,367	3.82
DISTRIBUTION & WHOLESALE
Other securities[1]		8,143,957	0.19

		8,143,957	0.19
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	742,061	42,623,984	1.01
Other securities[1]		85,347,830	2.01

		127,971,814	3.02
ELECTRIC
TXU Corp.	162,525	18,345,822	0.43
Other securities[1]		7,288,348	0.17

		25,634,170	0.60

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		$25,560,061	0.60%

		25,560,061	0.60
ELECTRONICS
Other securities[1]		34,412,105	0.81

		34,412,105	0.81
ENGINEERING & CONSTRUCTION
Other securities[1]		5,878,989	0.14

		5,878,989	0.14
ENTERTAINMENT
Other securities[1]		12,957,247	0.31

		12,957,247	0.31
ENVIRONMENTAL CONTROL
Other securities[1]		6,092,862	0.14

		6,092,862	0.14
FOOD
Other securities[1]		52,647,672	1.24

		52,647,672	1.24
HAND & MACHINE TOOLS
Other securities[1]		4,154,963	0.10

		4,154,963	0.10
HEALTH CARE - PRODUCTS
Johnson & Johnson	2,016,741	127,619,370	3.01
Medtronic Inc.	820,455	43,992,797	1.04
Other securities[1]		135,045,759	3.18

		306,657,926	7.23
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	858,860	48,267,932	1.14
Other securities[1]		93,994,841	2.21

		142,262,773	3.35
HOME BUILDERS
Other securities[1]		25,501,442	0.60

		25,501,442	0.60
HOME FURNISHINGS
Other securities[1]		4,983,323	0.12

		4,983,323	0.12
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		22,424,093	0.53

		22,424,093	0.53
HOUSEWARES
Other securities[1]		$1,804,430	0.04%

		1,804,430	0.04
INSURANCE
American International Group Inc.	462,342	28,646,710	0.68
Other securities[1]		36,120,601	0.85

		64,767,311	1.53
INTERNET
eBay Inc.[2]	738,964	30,445,317	0.72
Google Inc. Class A2	111,729	35,357,759	0.83
Yahoo! Inc.[2]	821,389	27,795,804	0.66
Other securities[1]		42,450,355	1.00

		136,049,235	3.21
IRON & STEEL
Other securities[1]		2,025,596	0.05

		2,025,596	0.05
LEISURE TIME
Other securities[1]		12,632,798	0.30

		12,632,798	0.30
LODGING
Other securities[1]		33,904,030	0.80

		33,904,030	0.80
MACHINERY
Caterpillar Inc.	463,738	27,244,607	0.64
Other securities[1]		16,618,900	0.39

		43,863,507	1.03
MANUFACTURING
General Electric Co.	5,452,339	183,580,254	4.33
3M Co.	522,042	38,297,000	0.90
Other securities[1]		47,465,299	1.12

		269,342,553	6.35
MEDIA
Comcast Corp. Class A2	654,000	19,214,520	0.45
Other securities[1]		94,312,104	2.23

		113,526,624	2.68
METAL FABRICATE & HARDWARE
Other securities[1]		2,405,688	0.06

		2,405,688	0.06

14	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
MINING
Other securities[1]		$11,448,656	0.27%

		11,448,656	0.27
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		3,433,115	0.08

		3,433,115	0.08
OFFICE FURNISHINGS
Other securities[1]		3,987,488	0.09

		3,987,488	0.09
OIL & GAS
Other securities[1]		72,173,673	1.70

		72,173,673	1.70
OIL & GAS SERVICES
Halliburton Co.	302,611	20,734,906	0.49
Other securities[1]		39,662,589	0.93

		60,397,495	1.42
PACKAGING & CONTAINERS
Other securities[1]		3,325,209	0.08

		3,325,209	0.08
PHARMACEUTICALS
Abbott Laboratories	920,418	39,025,723	0.92
Lilly (Eli) & Co.	621,066	33,239,452	0.78
Schering-Plough Corp.	1,000,846	21,067,808	0.50
Wyeth	452,213	20,923,896	0.49
Other securities[1]		118,642,684	2.80

		232,899,563	5.49
PIPELINES
Other securities[1]		17,448,782	0.41

		17,448,782	0.41
REAL ESTATE
Other securities[1]		6,539,626	0.15

		6,539,626	0.15
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		17,579,698	0.41

		17,579,698	0.41
RETAIL
Home Depot Inc.	1,464,228	55,845,656	1.32
Lowe’s Companies Inc.	525,352	33,832,669	0.80
Target Corp.	600,757	31,197,311	0.74
Walgreen Co.[3]	693,598	$30,136,833	0.71%
Wal-Mart Stores Inc.	1,708,308	74,858,057	1.76
Other securities[1]		182,097,458	4.29

		407,967,984	9.62
SAVINGS & LOANS
Other securities[1]		10,195,988	0.24

		10,195,988	0.24
SEMICONDUCTORS
Applied Materials Inc.[3]	1,131,410	19,188,714	0.45
Intel Corp.	4,186,784	103,204,226	2.43
Texas Instruments Inc.	1,127,545	38,223,776	0.90
Other securities[1]		90,940,149	2.15

		251,556,865	5.93
SOFTWARE
Automatic Data Processing Inc.	395,712	17,031,444	0.40
First Data Corp.	528,326	21,133,040	0.50
Microsoft Corp.	6,279,829	161,580,000	3.81
Oracle Corp.[2]	2,567,077	31,806,084	0.75
Other securities[1]		84,387,922	1.99

		315,938,490	7.45
TELECOMMUNICATIONS
Cisco Systems Inc.[2]	4,384,255	78,609,692	1.85
Corning Inc.[2]	965,449	18,662,129	0.44
Motorola Inc.	1,332,552	29,436,074	0.69
QUALCOMM Inc.	1,108,086	49,586,849	1.17
Other securities[1]		47,415,431	1.12

		223,710,175	5.27
TEXTILES
Other securities[1]		4,559,092	0.11

		4,559,092	0.11
TOYS, GAMES & HOBBIES
Other securities[1]		1,343,516	0.03

		1,343,516	0.03
TRANSPORTATION
United Parcel Service Inc. Class B	416,388	28,784,902	0.68
Other securities[1]		33,116,145	0.78

		61,901,047	1.46

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
WATER
Other securities[1]		$257,966	0.01%

		257,966	0.01

TOTAL COMMON STOCKS (Cost: $4,046,329,991)		4,237,012,490	99.89
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		17,966,994	0.42

		17,966,994	0.42
COMMERCIAL PAPER[4]
Other securities[1]		123,759,733	2.92

		123,759,733	2.92
LOAN PARTICIPATIONS[4]
Other securities[1]		704,607	0.02

		704,607	0.02
MEDIUM-TERM NOTES[4]
Other securities[1]		2,691,335	0.06

		2,691,335	0.06
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	2,387,993	2,387,993	0.06

		2,387,993	0.06
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		77,859,047	1.83

		77,859,047	1.83
TIME DEPOSITS[4]
Other securities[1]		7,876,503	0.19

		7,876,503	0.19
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		130,213,618	3.07

		130,213,618	3.07

TOTAL SHORT-TERM INVESTMENTS (Cost: $363,459,830)		363,459,830	8.57

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,409,789,821)		$4,600,472,320	108.46%
Other Assets, Less Liabilities		(358,923,115)	(8.46)

NET ASSETS		$4,241,549,205	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $77,859,047, dated 9/30/05, due 10/3/05, with a total maturity value of $77,884,201 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

16	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$1,074,423	0.02%

		1,074,423	0.02
AEROSPACE & DEFENSE
Other securities[1]		52,224,977	0.99

		52,224,977	0.99
AGRICULTURE
Altria Group Inc.	1,048,295	77,269,824	1.46
Other securities[1]		27,947,373	0.53

		105,217,197	1.99
AIRLINES
Other securities[1]		5,022,107	0.10

		5,022,107	0.10
APPAREL
Other securities[1]		14,866,610	0.28

		14,866,610	0.28
AUTO MANUFACTURERS
Other securities[1]		28,077,067	0.53

		28,077,067	0.53
AUTO PARTS & EQUIPMENT
Other securities[1]		19,305,774	0.36

		19,305,774	0.36
BANKS
Bank of America Corp.	3,415,284	143,783,456	2.72
SunTrust Banks Inc.	306,824	21,308,927	0.40
U.S. Bancorp	1,555,923	43,690,318	0.83
Wachovia Corp.	1,338,340	63,691,601	1.20
Wells Fargo & Co.	1,287,833	75,428,379	1.43
Other securities[1]		242,019,507	4.57

		589,922,188	11.15
BEVERAGES
Coca-Cola Co. (The)	666,531	28,787,474	0.54
Other securities[1]		25,620,750	0.49

		54,408,224	1.03
BIOTECHNOLOGY
Other securities[1]		10,798,949	0.20

		10,798,949	0.20
BUILDING MATERIALS
Other securities[1]		$9,085,882	0.17%

		9,085,882	0.17
CHEMICALS
Du Pont (E.I.) de Nemours and Co.	704,339	27,588,959	0.52
Other securities[1]		63,368,220	1.20

		90,957,179	1.72
COAL
Other securities[1]		4,153,118	0.08

		4,153,118	0.08
COMMERCIAL SERVICES
Other securities[1]		44,101,835	0.83

		44,101,835	0.83
COMPUTERS
Hewlett-Packard Co.	2,458,278	71,781,718	1.36
Other securities[1]		53,816,916	1.01

		125,598,634	2.37
COSMETICS & PERSONAL CARE
Other securities[1]		8,384,911	0.16

		8,384,911	0.16
DISTRIBUTION & WHOLESALE
Other securities[1]		12,003,620	0.23

		12,003,620	0.23
DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	4,417,778	201,097,255	3.80
Federal Home Loan Mortgage Corp.	584,464	32,998,837	0.62
Federal National Mortgage Association	821,671	36,827,294	0.70
Goldman Sachs Group Inc. (The)	300,737	36,563,604	0.69
JP Morgan Chase & Co.	2,988,346	101,394,580	1.92
Lehman Brothers Holdings Inc.	234,790	27,348,339	0.52
MBNA Corp.	1,076,108	26,515,301	0.50
Merrill Lynch & Co. Inc.	800,192	49,091,779	0.93
Morgan Stanley	838,948	45,252,855	0.86
Other securities[1]		74,810,678	1.40

		631,900,522	11.94

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ELECTRIC
Dominion Resources Inc.[2]	289,043	$24,898,164	0.47%
Duke Energy Corp.[2]	786,646	22,946,464	0.43
Exelon Corp.[2]	567,508	30,327,628	0.57
Southern Co. (The)[2]	631,827	22,594,134	0.43
Other securities[1]		231,996,808	4.39

		332,763,198	6.29
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		8,634,125	0.16

		8,634,125	0.16
ELECTRONICS
Other securities[1]		25,316,719	0.48

		25,316,719	0.48
ENGINEERING & CONSTRUCTION
Other securities[1]		654,926	0.01

		654,926	0.01
ENTERTAINMENT
Other securities[1]		1,885,451	0.04

		1,885,451	0.04
ENVIRONMENTAL CONTROL
Other securities[1]		15,163,985	0.29

		15,163,985	0.29
FOOD
Other securities[1]		101,668,059	1.92

		101,668,059	1.92
FOREST PRODUCTS & PAPER
Other securities[1]		55,608,938	1.05

		55,608,938	1.05
GAS
Other securities[1]		39,330,767	0.74

		39,330,767	0.74
HAND & MACHINE TOOLS
Other securities[1]		5,420,415	0.10

		5,420,415	0.10
HEALTH CARE - PRODUCTS
Other securities[1]		2,459,482	0.05

		2,459,482	0.05
HEALTH CARE - SERVICES
Other securities[1]		$37,194,082	0.70%

		37,194,082	0.70
HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		2,983,037	0.06

		2,983,037	0.06
HOME BUILDERS
Other securities[1]		23,243,073	0.44

		23,243,073	0.44
HOME FURNISHINGS
Other securities[1]		3,919,127	0.07

		3,919,127	0.07
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		25,228,095	0.48

		25,228,095	0.48
HOUSEWARES
Other securities[1]		4,341,620	0.08

		4,341,620	0.08
INSURANCE
Allstate Corp. (The)	567,279	31,364,856	0.59
American International Group Inc.	1,370,020	84,886,439	1.60
Prudential Financial Inc.	409,749	27,682,642	0.52
St. Paul Travelers Companies Inc.	571,955	25,663,621	0.48
Other securities[1]		230,286,760	4.37

		399,884,318	7.56
INTERNET
Other securities[1]		11,815,887	0.22

		11,815,887	0.22
INVESTMENT COMPANIES
Other securities[1]		6,434,236	0.12

		6,434,236	0.12
IRON & STEEL
Other securities[1]		12,157,152	0.23

		12,157,152	0.23
LEISURE TIME
Other securities[1]		3,027,387	0.06

		3,027,387	0.06

18	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
LODGING
Other securities[1]		$7,783,791	0.15%

		7,783,791	0.15
MACHINERY
Other securities[1]		15,438,399	0.29

		15,438,399	0.29
MANUFACTURING
General Electric Co.	2,179,015	73,367,435	1.39
Honeywell International Inc.	724,133	27,154,987	0.51
Other securities[1]		39,456,962	0.75

		139,979,384	2.65
MEDIA
Comcast Corp. Class A3	907,954	26,675,689	0.50
Time Warner Inc.	3,684,207	66,720,989	1.26
Viacom Inc. Class B	991,015	32,713,405	0.62
Walt Disney Co. (The)	1,316,988	31,778,920	0.60
Other securities[1]		87,958,745	1.67

		245,847,748	4.65
METAL FABRICATE & HARDWARE
Other securities[1]		4,947,672	0.09

		4,947,672	0.09
MINING
Other securities[1]		39,547,950	0.75

		39,547,950	0.75
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		14,977,617	0.28

		14,977,617	0.28
OFFICE FURNISHINGS
Other securities[1]		427,192	0.01

		427,192	0.01
OIL & GAS
Burlington Resources Inc.	327,229	26,610,262	0.50
Chevron Corp.	1,924,560	124,576,769	2.36
ConocoPhillips	1,182,483	82,667,387	1.56
Devon Energy Corp.	402,138	27,602,752	0.52
Exxon Mobil Corp.	5,405,730	343,480,084	6.49
Occidental Petroleum Corp.	338,077	28,881,918	0.55
Valero Energy Corp.	251,634	28,449,740	0.54
Other securities[1]		$117,590,222	2.22%

		779,859,134	14.74
OIL & GAS SERVICES
Other securities[1]		6,328,405	0.12

		6,328,405	0.12
PACKAGING & CONTAINERS
Other securities[1]		15,436,308	0.29

		15,436,308	0.29
PHARMACEUTICALS
Bristol-Myers Squibb Co.	987,062	23,748,712	0.45
Merck & Co. Inc.	1,438,270	39,135,327	0.74
Pfizer Inc.	6,314,343	157,669,145	2.98
Wyeth	570,384	26,391,668	0.50
Other securities[1]		46,204,510	0.87

		293,149,362	5.54
PIPELINES
Other securities[1]		21,905,410	0.41

		21,905,410	0.41
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		157,977,091	2.99

		157,977,091	2.99
RETAIL
McDonald’s Corp.	1,075,990	36,034,905	0.68
Other securities[1]		72,825,339	1.38

		108,860,244	2.06
SAVINGS & LOANS
Washington Mutual Inc.	756,878	29,684,755	0.56
Other securities[1]		26,017,180	0.49

		55,701,935	1.05
SEMICONDUCTORS
Other securities[1]		20,639,187	0.39

		20,639,187	0.39
SOFTWARE
Other securities[1]		18,629,733	0.35

		18,629,733	0.35
TELECOMMUNICATIONS
BellSouth Corp.	1,554,433	40,881,588	0.77
SBC Communications Inc.	2,804,254	67,217,968	1.27
Sprint Nextel Corp.	1,952,763	46,436,704	0.88

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
Verizon Communications Inc.	2,349,295	$76,798,454	1.45%
Other securities[1]		101,203,563	1.92

		332,538,277	6.29
TEXTILES
Other securities[1]		2,738,050	0.05

		2,738,050	0.05
TOYS, GAMES & HOBBIES
Other securities[1]		7,798,683	0.15

		7,798,683	0.15
TRANSPORTATION
Other securities[1]		64,576,244	1.22

		64,576,244	1.22
WATER
Other securities[1]		2,784,737	0.05

		2,784,737	0.05

TOTAL COMMON STOCKS (Cost: $4,849,908,195)		5,284,109,849	99.87
SHORT-TERM INVESTMENTS CERTIFICATES OF DEPOSIT[4]
Other securities[1]		23,112,007	0.44

		23,112,007	0.44
COMMERCIAL PAPER[4]
Other securities[1]		159,199,491	3.01

		159,199,491	3.01
LOAN PARTICIPATIONS [4]
Other securities[1]		906,377	0.02

		906,377	0.02
MEDIUM-TERM NOTES [4]
Other securities[1]		3,462,024	0.06

		3,462,024	0.06
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	3,319,480	3,319,480	0.06

		3,319,480	0.06

REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]	$100,154,706	1.89%

	100,154,706	1.89
TIME DEPOSITS[4]
Other securities[1]	10,132,013	0.19

	10,132,013	0.19
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]	167,501,487	3.17

	167,501,487	3.17

TOTAL SHORT-TERM INVESTMENTS (Cost: $467,787,585)	467,787,585	8.84

TOTAL INVESTMENTS IN SECURITIES (Cost: $5,317,695,780)	5,751,897,434	108.71
Other Assets, Less Liabilities	(460,909,003)	(8.71)

NET ASSETS	$5,290,988,431	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $100,154,706, dated 9/30/05, due 10/3/05, with a total maturity value of $100,187,063 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

20	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$20,563,065	0.29%

		20,563,065	0.29
AEROSPACE & DEFENSE
Other securities[1]		94,072,464	1.35

		94,072,464	1.35
AGRICULTURE
Other securities[1]		21,304,871	0.31

		21,304,871	0.31
AIRLINES
Other securities[1]		33,847,291	0.48

		33,847,291	0.48
APPAREL
Other securities[1]		58,721,830	0.84

		58,721,830	0.84
AUTO MANUFACTURERS
Other securities[1]		5,885,655	0.08

		5,885,655	0.08
AUTO PARTS & EQUIPMENT
Other securities[1]		56,082,123	0.80

		56,082,123	0.80
BANKS
BancorpSouth Inc.[2]	453,677	10,366,519	0.15
Hudson United Bancorp	259,376	10,979,386	0.16
Other securities[1]		541,208,575	7.73

		562,554,480	8.04
BEVERAGES
Other securities[1]		11,264,948	0.16

		11,264,948	0.16
BIOTECHNOLOGY
Human Genome Sciences Inc.[2,3]	757,021	10,287,915	0.15
ICOS Corp.[2,3]	370,012	10,219,731	0.15
Vertex Pharmaceuticals Inc.[2,3]	548,974	12,269,569	0.18
Other securities[1]		125,769,708	1.79

		158,546,923	2.27
BUILDING MATERIALS
Eagle Materials Inc.[2]	106,324	$12,904,544	0.19%
York International Corp.	243,413	13,648,167	0.20
Other securities[1]		59,439,487	0.84

		85,992,198	1.23
CHEMICALS
Other securities[1]		98,009,267	1.40

		98,009,267	1.40
COAL
Other securities[1]		14,269,470	0.20

		14,269,470	0.20
COMMERCIAL SERVICES
Valassis
Communications Inc.[3]	289,576	11,287,672	0.16
Other securities[1]		330,890,316	4.73

		342,177,988	4.89
COMPUTERS
Other securities[1]		183,519,556	2.62

		183,519,556	2.62
COSMETICS & PERSONAL CARE
Other securities[1]		11,103,600	0.16

		11,103,600	0.16
DISTRIBUTION & WHOLESALE
Hughes Supply Inc.	384,996	12,550,870	0.18
Other securities[1]		66,313,179	0.95

		78,864,049	1.13
DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		123,229,231	1.76

		123,229,231	1.76
ELECTRIC
Other securities[1]		115,613,987	1.65

		115,613,987	1.65
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		54,521,323	0.78

		54,521,323	0.78
ELECTRONICS
Other securities[1]		153,669,322	2.20

		153,669,322	2.20

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ENERGY - ALTERNATE SOURCES
Other securities[1]		$34,990,906	0.50%

		34,990,906	0.50
ENGINEERING & CONSTRUCTION
Shaw Group Inc. (The)[2,3]	449,650	11,088,369	0.16
Other securities[1]		43,495,075	0.62

		54,583,444	0.78
ENTERTAINMENT
Other securities[1]		54,805,043	0.78

		54,805,043	0.78
ENVIRONMENTAL CONTROL
Other securities[1]		41,177,177	0.59

		41,177,177	0.59
FOOD
Other securities[1]		99,518,260	1.42

		99,518,260	1.42
FOREST PRODUCTS & PAPER
Other securities[1]		45,676,629	0.65

		45,676,629	0.65
GAS
Nicor Inc.[2]	255,798	10,751,190	0.15
Other securities[1]		48,183,126	0.69

		58,934,316	0.84
HAND & MACHINE TOOLS
Kennametal Inc.	219,985	10,788,064	0.15
Other securities[1]		23,214,147	0.34

		34,002,211	0.49
HEALTH CARE - PRODUCTS
Intuitive Surgical Inc.[2,3]	201,430	14,762,805	0.21
Mentor Corp.[2]	186,689	10,269,762	0.15
Other securities[1]		223,354,373	3.19

		248,386,940	3.55
HEALTH CARE - SERVICES
Pediatrix Medical Group Inc.[3]	132,716	10,195,243	0.15
Other securities[1]		125,907,213	1.79

		136,102,456	1.94
HOLDING COMPANIES - DIVERSIFIED
Walter Industries Inc.[2]	210,061	10,276,184	0.15
Other securities[1]		1,635,663	0.02

		11,911,847	0.17
HOME BUILDERS
Other securities[1]		$51,023,577	0.73%

		51,023,577	0.73
HOME FURNISHINGS
Other securities[1]		38,043,485	0.54

		38,043,485	0.54
HOUSEHOLD PRODUCTS & WARES
Jarden Corp.[2,3]	313,633	12,880,907	0.18
Other securities[1]		50,906,188	0.73

		63,787,095	0.91
HOUSEWARES
Other securities[1]		3,533,606	0.05

		3,533,606	0.05
INSURANCE
Other securities[1]		159,682,112	2.28

		159,682,112	2.28
INTERNET
CNET Networks Inc.[2,3]	750,023	10,177,812	0.15
TIBCO Software Inc.[3]	1,250,558	10,454,665	0.15
Other securities[1]		226,015,645	3.22

		246,648,122	3.52
INVESTMENT COMPANIES
Other securities[1]		22,248,880	0.32

		22,248,880	0.32
IRON & STEEL
Cleveland-Cliffs Inc.[2]	126,776	11,043,457	0.16
Other securities[1]		53,923,850	0.77

		64,967,307	0.93
LEISURE TIME
Other securities[1]		29,912,048	0.43

		29,912,048	0.43
LODGING
Gaylord Entertainment Co.[3]	232,621	11,084,391	0.16
La Quinta Corp.[3]	1,169,483	10,162,807	0.14
Other securities[1]		16,129,816	0.23

		37,377,014	0.53
MACHINERY
Briggs & Stratton Corp.	299,001	10,342,445	0.15

22	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
Flowserve Corp.[2,3]	320,367	$11,645,340	0.17%
JLG Industries Inc.[2]	295,427	10,809,674	0.15
Other securities[1]		108,270,537	1.55

		141,067,996	2.02
MANUFACTURING
Other securities[1]		118,103,546	1.69

		118,103,546	1.69
MEDIA
Other securities[1]		115,947,663	1.66

		115,947,663	1.66
METAL FABRICATE & HARDWARE
Commercial Metals Co.	350,441	11,823,879	0.17
Other securities[1]		48,429,360	0.69

		60,253,239	0.86
MINING
Other securities[1]		38,800,595	0.55

		38,800,595	0.55
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		16,015,013	0.23

		16,015,013	0.23
OFFICE FURNISHINGS
Other securities[1]		3,547,875	0.05

		3,547,875	0.05
OIL & GAS
Cabot Oil & Gas Corp.[2]	283,607	14,324,990	0.21
Cheniere Energy Inc.[2,3]	277,550	11,479,468	0.16
Cimarex Energy Co.[2,3]	471,311	21,364,528	0.31
Encore Acquisition Co.[2,3]	285,755	11,101,582	0.16
Frontier Oil Corp.	317,671	14,088,709	0.20
Houston Exploration Co.[3]	166,151	11,173,655	0.16
St. Mary Land & Exploration Co.[2]	331,777	12,143,038	0.17
TODCO Class A	274,530	11,450,646	0.16
Other securities[1]		176,640,699	2.52

		283,767,315	4.05
OIL & GAS SERVICES
Cal Dive
International Inc.[2,3]	224,442	14,231,867	0.20
Superior Energy Services Inc.[3]	450,205	10,395,233	0.15
Other securities[1]		$114,598,226	1.64%

		139,225,326	1.99
PACKAGING & CONTAINERS
Other securities[1]		12,890,381	0.18

		12,890,381	0.18
PHARMACEUTICALS
Amylin Pharmaceuticals Inc.[3]	635,820	22,120,178	0.32
Medicis Pharmaceutical Corp. Class A2	314,483	10,239,566	0.15
Neurocrine Biosciences Inc.[2,3]	212,349	10,445,447	0.15
Other securities[1]		216,243,697	3.08

		259,048,888	3.70
PIPELINES
Other securities[1]		1,925,686	0.03

		1,925,686	0.03
REAL ESTATE
Other securities[1]		22,543,558	0.32

		22,543,558	0.32
REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate Equities Inc.[2]	122,693	10,145,484	0.14
Colonial Properties Trust[2]	229,002	10,186,009	0.15
Prentiss Properties Trust[2]	261,902	10,633,221	0.15
Other securities[1]		416,445,819	5.95

		447,410,533	6.39
RETAIL
Other securities[1]		419,352,735	5.99

		419,352,735	5.99
SAVINGS & LOANS
Other securities[1]		133,680,671	1.91

		133,680,671	1.91
SEMICONDUCTORS
Cypress Semiconductor Corp.[2,3]	763,735	11,494,212	0.16
Fairchild Semiconductor International Inc. Class A3	693,724	10,308,739	0.15

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
Integrated Device Technology Inc.[2,3]	1,136,541	$12,206,450	0.17%
Other securities[1]		247,564,611	3.54

		281,574,012	4.02
SOFTWARE
MoneyGram International Inc.	500,529	10,866,485	0.15
Parametric Technology Corp.[3]	1,574,396	10,973,540	0.16
Other securities[1]		213,727,886	3.06

		235,567,911	3.37
STORAGE & WAREHOUSING
Other securities[1]		3,723,765	0.05

		3,723,765	0.05
TELECOMMUNICATIONS
ADTRAN Inc.[2]	381,134	12,005,721	0.17
Other securities[1]		279,575,041	4.00

		291,580,762	4.17
TEXTILES
Other securities[1]		8,569,354	0.12

		8,569,354	0.12
TOYS, GAMES & HOBBIES
Other securities[1]		10,379,832	0.15

		10,379,832	0.15
TRANSPORTATION
Kansas City Southern Industries Inc.[2,3]	474,757	11,066,586	0.16
Other securities[1]		90,460,484	1.29

		101,527,070	1.45
TRUCKING & LEASING
Other securities[1]		15,622,213	0.22

		15,622,213	0.22
WATER
Other securities[1]		15,531,389	0.22

		15,531,389	0.22

TOTAL COMMON STOCKS (Cost: $7,613,170,179)		6,998,783,444	99.98

SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		$100,116,486	1.43%

		100,116,486	1.43
COMMERCIAL PAPER[4]
Other securities[1]		689,619,560	9.85

		689,619,560	9.85
LOAN PARTICIPATIONS[4]
Other securities[1]		3,926,241	0.06

		3,926,241	0.06
MEDIUM-TERM NOTES[4]
Other securities[1]		14,996,779	0.21

		14,996,779	0.21
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	15,250,382	15,250,382	0.22

		15,250,382	0.22
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		433,849,678	6.20

		433,849,678	6.20
TIME DEPOSITS[4]
Other securities[1]		43,889,804	0.63

		43,889,804	0.63
VARIABLE & FLOATING RATE NOTES [4]
Other securities[1]		725,582,147	10.36

		725,582,147	10.36

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,027,231,077)		2,027,231,077	28.96

TOTAL INVESTMENTS IN SECURITIES (Cost: $9,640,401,256)		9,026,014,521	128.94
Other Assets, Less Liabilities		(2,025,790,565)	(28.94)

NET ASSETS		$7,000,223,956	100.00%

24	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2005

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $433,849,678, dated 9/30/05, due 10/3/05, with a total maturity value of $433,989,841 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$10,364,875	0.50%

		10,364,875	0.50
AEROSPACE & DEFENSE
Engineered Support Systems Inc.	142,309	5,840,361	0.28
Other securities[1]		22,779,640	1.10

		28,620,001	1.38
AGRICULTURE
Other securities[1]		4,551,435	0.22

		4,551,435	0.22
AIRLINES
Other securities[1]		11,219,856	0.54

		11,219,856	0.54
APPAREL
Other securities[1]		19,930,329	0.96

		19,930,329	0.96
AUTO MANUFACTURERS
Other securities[1]		3,474,157	0.17

		3,474,157	0.17
AUTO PARTS & EQUIPMENT
Other securities[1]		2,389,470	0.11

		2,389,470	0.11
BANKS
SVB Financial Group[2,3]	121,916	5,929,994	0.28
UCBH Holdings Inc.[2]	314,340	5,758,709	0.28
Other securities[1]		75,856,346	3.65

		87,545,049	4.21
BEVERAGES
Other securities[1]		5,561,744	0.27

		5,561,744	0.27
BIOTECHNOLOGY
Human Genome Sciences Inc.[3]	448,756	6,098,594	0.29
ICOS Corp.[2,3]	218,807	6,043,449	0.29
Other securities[1]		58,814,714	2.83

		70,956,757	3.41
BUILDING MATERIALS
Eagle Materials Inc.[2]	63,000	$7,646,310	0.37%
Other securities[1]		17,987,825	0.86

		25,634,135	1.23
CHEMICALS
Other securities[1]		18,997,205	0.91

		18,997,205	0.91
COAL
Other securities[1]		6,123,722	0.29

		6,123,722	0.29
COMMERCIAL SERVICES
Other securities[1]		123,586,762	5.94

		123,586,762	5.94
COMPUTERS
MICROS Systems Inc.[3]	130,676	5,717,075	0.27
Other securities[1]		54,369,581	2.62

		60,086,656	2.89
COSMETICS & PERSONAL CARE
Other securities[1]		3,475,429	0.17

		3,475,429	0.17
DISTRIBUTION & WHOLESALE
Other securities[1]		28,827,841	1.39

		28,827,841	1.39
DIVERSIFIED FINANCIAL SERVICES
National Financial Partners Corp.[2]	121,171	5,469,659	0.26
Other securities[1]		30,927,069	1.49

		36,396,728	1.75
ELECTRIC
Other securities[1]		1,235,618	0.06

		1,235,618	0.06
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		17,621,206	0.85

		17,621,206	0.85
ELECTRONICS
Other securities[1]		48,119,870	2.31

		48,119,870	2.31

26	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ENERGY - ALTERNATE SOURCES
Headwaters Inc.[2,3]	141,637	$5,297,224	0.25%
Other securities[1]		12,862,701	0.62

		18,159,925	0.87
ENGINEERING & CONSTRUCTION
Other securities[1]		1,148,544	0.06

		1,148,544	0.06
ENTERTAINMENT
Other securities[1]		17,304,028	0.83

		17,304,028	0.83
ENVIRONMENTAL CONTROL
Waste Connections Inc.[2,3]	160,398	5,626,762	0.27
Other securities[1]		13,509,096	0.65

		19,135,858	0.92
FOOD
Other securities[1]		13,097,599	0.63

		13,097,599	0.63
FOREST PRODUCTS & PAPER
Other securities[1]		1,891,791	0.09

		1,891,791	0.09
GAS
Other securities[1]		285,935	0.01

		285,935	0.01
HAND & MACHINE TOOLS
Other securities[1]		7,233,080	0.35

		7,233,080	0.35
HEALTH CARE - PRODUCTS
Intuitive Surgical Inc.[2,3]	119,314	8,744,523	0.42
Mentor Corp.[2]	110,676	6,088,287	0.29
Other securities[1]		108,304,896	5.21

		123,137,706	5.92
HEALTH CARE - SERVICES
Apria Healthcare Group Inc.[2,3]	167,988	5,360,497	0.26
Pediatrix Medical Group Inc.[3]	78,670	6,043,429	0.29
United Surgical Partners International Inc.[2,3]	148,570	5,810,573	0.28
Other securities[1]		49,397,152	2.37

		66,611,651	3.20
HOLDING COMPANIES - DIVERSIFIED
Walter Industries Inc.[2]	124,526	$6,091,812	0.29%
Other securities[1]		303,218	0.02

		6,395,030	0.31
HOME BUILDERS
Other securities[1]		15,426,425	0.74

		15,426,425	0.74
HOME FURNISHINGS
Other securities[1]		7,676,490	0.37

		7,676,490	0.37
HOUSEHOLD PRODUCTS & WARES
Jarden Corp.[2,3]	185,851	7,632,901	0.37
Other securities[1]		17,296,803	0.83

		24,929,704	1.20
HOUSEWARES
Other securities[1]		261,583	0.01

		261,583	0.01
INSURANCE
Other securities[1]		7,786,720	0.37

		7,786,720	0.37
INTERNET
CNET Networks Inc.[2,3]	444,621	6,033,507	0.29
ValueClick Inc.[2,3]	299,639	5,120,831	0.25
Other securities[1]		108,588,566	5.22

		119,742,904	5.76
INVESTMENT COMPANIES
Other securities[1]		1,694,324	0.08

		1,694,324	0.08
IRON & STEEL
Cleveland-Cliffs Inc.[2]	74,977	6,531,246	0.31
Other securities[1]		7,634,396	0.37

		14,165,642	0.68
LEISURE TIME
Other securities[1]		9,969,707	0.48

		9,969,707	0.48
LODGING
Other securities[1]		5,696,813	0.27

		5,696,813	0.27

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
MACHINERY
JLG Industries Inc.	175,126	$6,407,860	0.31%
Unova Inc.[2,3]	167,921	5,873,877	0.28
Other securities[1]		30,436,971	1.46

		42,718,708	2.05
MANUFACTURING
Other securities[1]		25,476,644	1.22

		25,476,644	1.22
MEDIA
Other securities[1]		26,374,334	1.27

		26,374,334	1.27
METAL FABRICATE & HARDWARE
Other securities[1]		14,103,960	0.68

		14,103,960	0.68
MINING
Other securities[1]		10,931,928	0.53

		10,931,928	0.53
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		4,049,305	0.19

		4,049,305	0.19
OFFICE FURNISHINGS
Other securities[1]		1,532,372	0.07

		1,532,372	0.07
OIL & GAS
Cheniere Energy Inc.[3]	164,482	6,802,976	0.33
Frontier Oil Corp.	188,207	8,346,980	0.40
Grey Wolf Inc.[2,3]	655,742	5,527,905	0.27
St. Mary Land & Exploration Co.	152,209	5,570,849	0.27
TODCO Class A	162,426	6,774,788	0.33
Other securities[1]		63,365,823	3.03

		96,389,321	4.63
OIL & GAS SERVICES
Cal Dive International Inc.[2,3]	132,972	8,431,755	0.41
Lone Star Technologies Inc.[3]	102,295	5,686,579	0.27
Superior Energy Services Inc.[2,3]	266,240	6,147,482	0.30
Other securities[1]		37,093,341	1.78

		57,359,157	2.76
PACKAGING & CONTAINERS
Other securities[1]		$4,378,748	0.21%

		4,378,748	0.21
PHARMACEUTICALS
Alkermes Inc.[2,3]	310,375	5,214,300	0.25
Amylin Pharmaceuticals Inc.[2,3]	377,012	13,116,247	0.63
Medicis Pharmaceutical Corp. Class A2	186,425	6,069,998	0.29
MGI Pharma Inc.[2,3]	246,540	5,746,847	0.28
Neurocrine Biosciences Inc.[2,3]	125,888	6,192,431	0.30
United Therapeutics Inc.[2,3]	77,524	5,411,175	0.26
Other securities[1]		93,887,395	4.51

		135,638,393	6.52
REAL ESTATE
Other securities[1]		7,429,016	0.36

		7,429,016	0.36
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		45,616,532	2.19

		45,616,532	2.19
RETAIL
Pacific Sunwear of California Inc.[3]	259,387	5,561,257	0.27
Tractor Supply Co.[2,3]	112,446	5,133,160	0.25
Other securities[1]		126,919,936	6.10

		137,614,353	6.62
SAVINGS & LOANS
Other securities[1]		7,893,093	0.38

		7,893,093	0.38
SEMICONDUCTORS
Cypress Semiconductor Corp.[2,3]	452,673	6,812,729	0.33
Emulex Corp.[3]	268,991	5,436,308	0.26
Microsemi Corp.[2,3]	211,780	5,408,861	0.26
PMC-Sierra Inc.[2,3]	619,768	5,460,156	0.26

28	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
Varian Semiconductor Equipment Associates Inc.[2,3]	126,491	$5,359,424	0.26%
Other securities[1]		88,514,306	4.26

		116,991,784	5.63
SOFTWARE
Acxiom Corp.	302,084	5,655,012	0.27
MoneyGram International Inc.	244,660	5,311,569	0.26
Parametric Technology Corp.[3]	933,156	6,504,097	0.31
Other securities[1]		97,032,393	4.67

		114,503,071	5.51
STORAGE & WAREHOUSING
Other securities[1]		2,204,738	0.11

		2,204,738	0.11
TELECOMMUNICATIONS
ADTRAN Inc.	225,862	7,114,653	0.34
Plantronics Inc.	168,580	5,193,950	0.25
Other securities[1]		76,004,866	3.66

		88,313,469	4.25
TEXTILES
Other securities[1]		163,837	0.01

		163,837	0.01
TOYS, GAMES & HOBBIES
Other securities[1]		1,173,117	0.06

		1,173,117	0.06
TRANSPORTATION
Florida East Coast Industries Inc.[2]	110,930	5,024,020	0.24
Other securities[1]		34,692,112	1.67

		39,716,132	1.91
TRUCKING & LEASING
Other securities[1]		1,112,281	0.05

		1,112,281	0.05
WATER
Other securities[1]		614,643	0.03

		614,643	0.03

TOTAL COMMON STOCKS (Cost: $1,904,678,824)		2,078,769,240	99.95
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		$31,010,409	1.49%

		31,010,409	1.49
COMMERCIAL PAPER[4]
Other securities[1]		213,605,047	10.27

		213,605,047	10.27
LOAN PARTICIPATIONS[4]
Other securities[1]		1,216,127	0.06

		1,216,127	0.06
MEDIUM-TERM NOTES[4]
Other securities[1]		4,645,152	0.22

		4,645,152	0.22
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	6,291,866	6,291,866	0.30

		6,291,866	0.30
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		134,382,032	6.46

		134,382,032	6.46
TIME DEPOSITS[4]
Other securities[1]		13,594,573	0.66

		13,594,573	0.66
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		224,744,205	10.81

		224,744,205	10.81

TOTAL SHORT-TERM INVESTMENTS (Cost: $629,489,411)		629,489,411	30.27

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,534,168,235)		2,708,258,651	130.22
Other Assets, Less Liabilities		(628,470,583)	(30.22)

NET ASSETS		$2,079,788,068	100.00%

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2005

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $134,382,032, dated 9/30/05, due 10/3/05, with a total maturity value of $134,425,447 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

30	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$2,487,357	0.09%

		2,487,357	0.09
AEROSPACE & DEFENSE
Armor Holdings Inc.[2,3]	164,230	7,063,532	0.25
Other securities[1]		30,427,008	1.07

		37,490,540	1.32
AGRICULTURE
Other securities[1]		11,157,793	0.39

		11,157,793	0.39
AIRLINES
Other securities[1]		12,178,943	0.43

		12,178,943	0.43
APPAREL
Other securities[1]		20,472,509	0.72

		20,472,509	0.72
AUTO PARTS & EQUIPMENT
Other securities[1]		42,682,247	1.49

		42,682,247	1.49
BANKS
BancorpSouth Inc.[2]	372,259	8,506,118	0.30
Fremont General Corp.	308,692	6,738,746	0.24
Old National Bancorp[2]	324,886	6,894,081	0.24
Other securities[1]		317,753,550	11.11

		339,892,495	11.89
BEVERAGES
Other securities[1]		1,551,888	0.05

		1,551,888	0.05
BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[2,3]	450,425	10,066,999	0.35
Other securities[1]		21,452,077	0.75

		31,519,076	1.10
BUILDING MATERIALS
York International Corp.[2]	199,694	11,196,841	0.39
Other securities[1]		23,912,808	0.84

		35,109,649	1.23
CHEMICALS
Other securities[1]		$54,074,719	1.89%

		54,074,719	1.89
COAL
Other securities[1]		3,229,198	0.11

		3,229,198	0.11
COMMERCIAL SERVICES
PHH Corp.[3]	249,981	6,864,478	0.24
Quanta Services Inc.[2,3]	554,828	7,079,605	0.25
Other securities[1]		95,427,919	3.33

		109,372,002	3.82
COMPUTERS
Imation Corp.[2]	159,949	6,857,014	0.24
Other securities[1]		60,388,057	2.11

		67,245,071	2.35
COSMETICS & PERSONAL CARE
Other securities[1]		4,312,239	0.15

		4,312,239	0.15
DISTRIBUTION & WHOLESALE
Hughes Supply Inc.	261,853	8,536,408	0.30
Other securities[1]		16,225,679	0.57

		24,762,087	0.87
DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		50,586,784	1.77

		50,586,784	1.77
ELECTRIC
Aquila Inc.[3]	1,775,013	7,029,051	0.25
Calpine Corp.[2,3]	2,700,848	6,995,196	0.24
Sierra Pacific Resources Corp.[3]	559,098	8,302,605	0.29
Other securities[1]		70,921,039	2.48

		93,247,891	3.26
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		20,308,872	0.71

		20,308,872	0.71
ELECTRONICS
Other securities[1]		59,234,671	2.07

		59,234,671	2.07

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
ENERGY - ALTERNATE SOURCES
Other securities[1]		$3,446,251	0.12%

		3,446,251	0.12
ENGINEERING & CONSTRUCTION
Shaw Group Inc. (The)[2,3]	368,950	9,098,307	0.32
URS Corp.[2,3]	194,106	7,839,941	0.28
Other securities[1]		26,252,004	0.91

		43,190,252	1.51
ENTERTAINMENT
Other securities[1]		20,972,119	0.73

		20,972,119	0.73
ENVIRONMENTAL CONTROL
Other securities[1]		7,237,239	0.25

		7,237,239	0.25
FOOD
Corn Products International Inc.	357,534	7,211,461	0.25
Performance Food Group Co.[2,3]	223,342	7,048,674	0.25
Other securities[1]		49,298,600	1.72

		63,558,735	2.22
FOREST PRODUCTS & PAPER
Bowater Inc.[2]	265,930	7,517,841	0.26
Potlatch Corp.	137,781	7,181,146	0.25
Other securities[1]		20,128,316	0.71

		34,827,303	1.22
GAS
Nicor Inc.[2]	209,888	8,821,593	0.31
Peoples Energy Corp.[2]	180,788	7,119,431	0.25
WGL Holdings Inc.[2]	231,553	7,439,798	0.26
Other securities[1]		24,605,788	0.86

		47,986,610	1.68
HAND & MACHINE TOOLS
Kennametal Inc.	180,504	8,851,916	0.31
Other securities[1]		8,980,654	0.31

		17,832,570	0.62
HEALTH CARE - PRODUCTS
Steris Corp.	290,634	6,914,183	0.24
Other securities[1]		26,317,953	0.92

		33,232,136	1.16
HEALTH CARE - SERVICES
Other securities[1]		$19,319,984	0.68%

		19,319,984	0.68
HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		931,020	0.03

		931,020	0.03
HOME BUILDERS
Other securities[1]		20,476,250	0.72

		20,476,250	0.72
HOME FURNISHINGS
Other securities[1]		20,499,917	0.72

		20,499,917	0.72
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		17,776,988	0.62

		17,776,988	0.62
HOUSEWARES
Other securities[1]		2,511,415	0.09

		2,511,415	0.09
INSURANCE
Ohio Casualty Corp.	297,842	8,077,475	0.28
Other securities[1]		112,098,070	3.92

		120,175,545	4.20
INTERNET
Other securities[1]		36,210,084	1.27

		36,210,084	1.27
INVESTMENT COMPANIES
Other securities[1]		15,939,491	0.56

		15,939,491	0.56
IRON & STEEL
Carpenter Technology Corp.	116,961	6,855,084	0.24
Other securities[1]		26,750,597	0.93

		33,605,681	1.17
LEISURE TIME
Other securities[1]		10,723,033	0.37

		10,723,033	0.37
LODGING
La Quinta Corp.[2,3]	959,647	8,339,332	0.29
Other securities[1]		14,417,201	0.51

		22,756,533	0.80

32	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
MACHINERY
AGCO Corp.[2,3]	429,997	$7,825,945	0.27%
Briggs & Stratton Corp.	245,348	8,486,587	0.30
Flowserve Corp.[2,3]	262,857	9,554,852	0.33
Other securities[1]		30,665,927	1.08

		56,533,311	1.98
MANUFACTURING
Crane Co.	246,174	7,321,215	0.26
Trinity Industries Inc.[2]	195,385	7,911,139	0.28
Other securities[1]		46,399,827	1.61

		61,632,181	2.15
MEDIA
Other securities[1]		58,491,993	2.05

		58,491,993	2.05
METAL FABRICATE & HARDWARE
Commercial Metals Co.	287,530	9,701,262	0.34
Other securities[1]		20,264,295	0.71

		29,965,557	1.05
MINING
Other securities[1]		16,691,535	0.58

		16,691,535	0.58
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		7,519,840	0.26

		7,519,840	0.26
OFFICE FURNISHINGS
Other securities[1]		807,057	0.03

		807,057	0.03
OIL & GAS
Cimarex Energy Co.[2,3]	386,575	17,523,445	0.61
Houston Exploration Co.[3]	136,323	9,167,722	0.32
Stone Energy Corp.[3]	113,837	6,948,610	0.24
Other securities[1]		65,784,849	2.31

		99,424,626	3.48
OIL & GAS SERVICES
Other securities[1]		34,764,243	1.22

		34,764,243	1.22
PACKAGING & CONTAINERS
Other securities[1]		4,436,358	0.15

		4,436,358	0.15
PHARMACEUTICALS
Other securities[1]		$24,540,069	0.86%

		24,540,069	0.86
PIPELINES
Other securities[1]		1,592,719	0.06

		1,592,719	0.06
REAL ESTATE
Other securities[1]		8,169,254	0.29

		8,169,254	0.29
REAL ESTATE INVESTMENT TRUSTS
Brandywine Realty Trust[2]	266,085	8,272,583	0.29
Colonial Properties Trust[2]	187,911	8,358,281	0.29
First Industrial Realty Trust Inc.[2]	204,298	8,182,135	0.29
Highwoods Properties Inc.	255,900	7,551,609	0.26
Pennsylvania Real Estate Investment Trust[2]	173,480	7,317,386	0.26
Post Properties Inc.[2]	189,580	7,061,855	0.25
Prentiss Properties Trust[2]	214,900	8,724,940	0.31
Other securities[1]		248,371,816	8.68

		303,840,605	10.63
RETAIL
Other securities[1]		153,180,881	5.36

		153,180,881	5.36
SAVINGS & LOANS
First Niagara Financial Group Inc.[2]	549,820	7,939,401	0.28
Other securities[1]		90,759,807	3.17

		98,699,208	3.45
SEMICONDUCTORS
Other securities[1]		68,521,054	2.40

		68,521,054	2.40
SOFTWARE
Other securities[1]		34,621,701	1.21

		34,621,701	1.21

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2005

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
CIENA Corp.[2,3]	2,721,188	$7,183,936	0.25%
Level 3 Communications Inc.[2,3]	3,301,824	7,660,232	0.27
Powerwave Technologies Inc.[2,3]	519,394	6,746,928	0.24
3Com Corp.[2,3]	1,824,478	7,443,870	0.26
Other securities[1]		87,727,652	3.06

		116,762,618	4.08
TEXTILES
Other securities[1]		6,777,644	0.24

		6,777,644	0.24
TOYS, GAMES & HOBBIES
Other securities[1]		6,853,366	0.24

		6,853,366	0.24
TRANSPORTATION
Other securities[1]		28,296,844	0.99

		28,296,844	0.99
TRUCKING & LEASING
GATX Corp.[2]	209,230	8,275,047	0.29
Other securities[1]		2,991,607	0.10

		11,266,654	0.39
WATER
Other securities[1]		11,917,380	0.42

		11,917,380	0.42

TOTAL COMMON STOCKS (Cost: $2,695,947,845)		2,859,431,885	100.02

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT[4]
Other securities[1]		39,895,921	1.40

		39,895,921	1.40
COMMERCIAL PAPER[4]
Other securities[1]		274,809,929	9.61

		274,809,929	9.61
LOAN PARTICIPATIONS[4]
Other securities[1]		1,564,588	0.05

		1,564,588	0.05
MEDIUM-TERM NOTES[4]
Other securities[1]		5,976,142	0.21

		5,976,142	0.21
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%[5,6]	7,168,054	$7,168,054	0.25%

		7,168,054	0.25
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		172,886,921	6.05

		172,886,921	6.05
TIME DEPOSITS[4]
Other securities[1]		17,489,867	0.61

		17,489,867	0.61
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		289,140,849	10.11

		289,140,849	10.11

TOTAL SHORT-TERM INVESTMENTS (Cost: $808,932,271)		808,932,271	28.29

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,504,880,116)		3,668,364,156	128.31
Other Assets, Less Liabilities		(809,334,461)	(28.31)

NET ASSETS		$2,859,029,695	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2005.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $172,886,921, dated 9/30/05, due 10/3/05, with a total maturity value of $172,942,777 and effective yields of 3.75% to 3.90%. Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

See notes to the financial statements.

34	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2005

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund		2000 Growth Index Fund	2000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,480,743,527	$4,407,401,828	$5,314,376,300	$9,625,150,874		$2,527,876,369	$3,497,712,062

Affiliated issuers[a]	$1,228,617	$2,387,993	$3,319,480	$15,250,382		$6,291,866	$7,168,054

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$2,488,431,918	$4,598,084,327	$5,748,577,954	$9,010,764,139		$2,701,966,785	$3,661,196,102
Affiliated issuers[a]	1,228,617	2,387,993	3,319,480	15,250,382		6,291,866	7,168,054
Receivables:
Investment securities sold	2,594,130	3,877,874	113,224	38,863,472		10,530,919	15,063,158
Dividends and interest	2,533,906	3,366,366	7,453,989	7,772,392		1,130,040	4,608,865
Capital shares sold	—	41,059	—	—		—	—

Total Assets	2,494,788,571	4,607,757,619	5,759,464,647	9,072,650,385		2,719,919,610	3,688,036,179

LIABILITIES
Payables:
Investment securities purchased	2,608,236	4,450,513	3,121,417	58,593,430		16,220,145	26,646,356
Collateral for securities on loan (Note 5)	192,963,910	361,071,837	464,468,105	2,011,980,695		623,197,545	801,764,217
Capital shares redeemed	—	—	—	672,700		272,280	—
Investment advisory fees (Note 2)	283,376	686,064	886,694	1,179,604		441,572	595,911

Total Liabilities	195,855,522	366,208,414	468,476,216	2,072,426,429		640,131,542	829,006,484

NET ASSETS	$2,298,933,049	$4,241,549,205	$5,290,988,431	$7,000,223,956		$2,079,788,068	$2,859,029,695

Net assets consist of:
Paid-in capital	$2,132,107,722	$4,238,367,881	$4,670,243,327	$7,386,805,371		$1,983,072,938	$2,466,899,232
Undistributed net investment income	1,269,993	1,630,414	3,296,420	6,257,575		901,982	6,463,769
Undistributed net realized gain (accumulated net realized loss)	157,866,943	(189,131,589)	183,247,030	221,547,745		(78,277,268)	222,182,654
Net unrealized appreciation (depreciation)	7,688,391	190,682,499	434,201,654	(614,386,735)		174,090,416	163,484,040

NET ASSETS	$2,298,933,049	$4,241,549,205	$5,290,988,431	$7,000,223,956		$2,079,788,068	$2,859,029,695

Shares outstanding	34,450,000	85,200,000	76,850,000	105,450,000	[c]	30,200,000	43,300,000	[d]

Net asset value per share	$66.73	$49.78	$68.85	$66.38	[c]	$68.87	$66.03	[d]

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $187,694,591, $350,806,807, $451,940,539, $1,948,879,706, $603,716,476 and $773,638,895, respectively. See Note 5.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[d]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended September 30, 2005

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund	2000 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$19,581,442	$19,445,202	$62,226,038	$44,663,125	$6,116,886	$26,296,185
Interest from affiliated issuers[b]	27,532	43,852	68,086	122,401	39,218	37,879
Securities lending income[c]	150,896	149,698	432,712	4,102,243	1,441,575	1,101,494

Total investment income	19,759,870	19,638,752	62,726,836	48,887,769	7,597,679	27,435,558

EXPENSES (Note 2)
Investment advisory fees	1,673,210	3,671,535	5,127,660	6,991,962	2,498,799	3,518,245

Total expenses	1,673,210	3,671,535	5,127,660	6,991,962	2,498,799	3,518,245

Net investment income	18,086,660	15,967,217	57,599,176	41,895,807	5,098,880	23,917,313

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(23,004,917)	(109,372,747)	(22,111,007)	(213,213,836)	(69,525,350)	(35,783,516)
In-kind redemptions	235,747,733	87,565,940	258,474,949	720,088,926	136,253,697	332,415,512

Net realized gain (loss)	212,742,816	(21,806,807)	236,363,942	506,875,090	66,728,347	296,631,996

Net change in unrealized appreciation (depreciation)	(111,266,363)	229,994,585	(12,046,180)	92,365,671	110,577,522	(106,038,482)

Net realized and unrealized gain	101,476,453	208,187,778	224,317,762	599,240,761	177,305,869	190,593,514

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$119,563,113	$224,154,995	$281,916,938	$641,136,568	$182,404,749	$214,510,827

[a]	Net of foreign withholding tax of $1,895, $1,044, $7,265, $29,185, $3,760 and $17,821, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from isssuer of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

36	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 1000 Index Fund		iShares Russell 1000 Growth Index Fund		iShares Russell 1000 Value Index Fund
	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,086,660	$33,370,114	$15,967,217	$30,838,643	$57,599,176	$90,004,623
Net realized gain (loss)	212,742,816	168,604,038	(21,806,807)	81,297,687	236,363,942	165,727,017
Net change in unrealized appreciation (depreciation)	(111,266,363)	(82,593,222)	229,994,585	(84,419,055)	(12,046,180)	213,997,290

Net increase in net assets resulting from operations	119,563,113	119,380,930	224,154,995	27,717,275	281,916,938	469,728,930

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,089,399)	(33,473,605)	(14,427,671)	(30,884,936)	(55,078,283)	(99,634,403)
Return of capital	—	(6,012,241)	—	(2,421,103)	—	—

Total distributions to shareholders	(17,089,399)	(39,485,846)	(14,427,671)	(33,306,039)	(55,078,283)	(99,634,403)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,339,574,981	572,414,863	1,398,641,113	2,083,030,330	735,299,048	2,323,552,459
Cost of shares redeemed	(1,127,907,906)	(752,303,161)	(496,810,873)	(593,596,249)	(462,528,477)	(608,961,091)

Net increase (decrease) in net assets from capital share transactions	211,667,075	(179,888,298)	901,830,240	1,489,434,081	272,770,571	1,714,591,368

INCREASE (DECREASE) IN NET ASSETS	314,140,789	(99,993,214)	1,111,557,564	1,483,845,317	499,609,226	2,084,685,895
NET ASSETS:
Beginning of period	1,984,792,260	2,084,785,474	3,129,991,641	1,646,146,324	4,791,379,205	2,706,693,310

End of period	$2,298,933,049	$1,984,792,260	$4,241,549,205	$3,129,991,641	$5,290,988,431	$4,791,379,205

Undistributed net investment income included in net assets at end of period	$1,269,993	$272,732	$1,630,414	$90,868	$3,296,420	$775,527

SHARES ISSUED AND REDEEMED:
Shares sold	20,400,000	9,050,000	28,750,000	44,150,000	11,000,000	37,000,000
Shares redeemed	(17,250,000)	(12,200,000)	(10,250,000)	(12,450,000)	(6,850,000)	(9,600,000)

Net increase (decrease) in shares outstanding	3,150,000	(3,150,000)	18,500,000	31,700,000	4,150,000	27,400,000

See notes to the financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund		iShares Russell 2000 Value Index Fund
	For the six months ended September 30, 2005[a] (Unaudited)	For the year ended March 31, 2005[a]	For the six months ended September 30, 2005 (Unaudited)	For the year ended March 31, 2005	For the six months ended September 30, 2005[b] (Unaudited)	For the year ended March 31, 2005[b]
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$41,895,807	$71,428,546	$5,098,880	$6,596,088	$23,917,313	$42,107,189
Net realized gain	506,875,090	1,007,461,776	66,728,347	189,062,650	296,631,996	173,425,038
Net change in unrealized appreciation (depreciation)	92,365,671	(743,024,667)	110,577,522	(162,930,362)	(106,038,482)	8,977,572

Net increase in net assets resulting from operations	641,136,568	335,865,655	182,404,749	32,728,376	214,510,827	224,509,799

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(37,884,572)	(59,283,980)	(4,656,089)	(5,304,671)	(21,401,320)	(43,163,226)
Return of capital	—	(14,494,175)	—	(1,424,386)	—	—

Total distributions to shareholders	(37,884,572)	(73,778,155)	(4,656,089)	(6,729,057)	(21,401,320)	(43,163,226)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,534,547,307	16,588,890,028	399,641,000	1,172,660,370	528,368,521	1,271,213,781
Cost of shares redeemed	(15,045,680,487)	(15,223,274,683)	(603,334,352)	(615,294,958)	(573,780,836)	(453,500,719)

Net increase (decrease) in net assets from capital share transactions	(511,133,180)	1,365,615,345	(203,693,352)	557,365,412	(45,412,315)	817,713,062

INCREASE (DECREASE) IN NET ASSETS	92,118,816	1,627,702,845	(25,944,692)	583,364,731	147,697,192	999,059,635

NET ASSETS:
Beginning of period	6,908,105,140	5,280,402,295	2,105,732,760	1,522,368,029	2,711,332,503	1,712,272,868

End of period	$7,000,223,956	$6,908,105,140	$2,079,788,068	$2,105,732,760	$2,859,029,695	$2,711,332,503

Undistributed net investment income included in net assets at end of period	$6,257,575	$2,246,340	$901,982	$459,191	$6,463,769	$3,947,776

SHARES ISSUED AND REDEEMED:
Shares sold	229,500,000	281,600,000	6,050,000	19,600,000	8,100,000	22,050,000
Shares redeemed	(237,050,000)	(258,400,000)	(9,400,000)	(10,400,000)	(8,900,000)	(7,950,000)

Net increase (decrease) in shares outstanding	(7,550,000)	23,200,000	(3,350,000)	9,200,000	(800,000)	14,100,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[b]	Share transactions were adjusted to reflect a three-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

38	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 15, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$63.41	$60.52	$45.17	$60.81	$61.10	$76.78

Income from investment operations:
Net investment income	0.53	1.20	0.88	0.72	0.70	0.64
Net realized and unrealized gain (loss)	3.29	3.08	15.36	(15.64)	(0.30)	(15.71)

Total from investment operations	3.82	4.28	16.24	(14.92)	0.40	(15.07)

Less distributions from:
Net investment income	(0.50)	(1.18)	(0.89)	(0.72)	(0.69)	(0.61)
Net realized gain	—	—	—	—	—	(0.00)[e]
Return of capital	—	(0.21)	—	—	—	—

Total distributions	(0.50)	(1.39)	(0.89)	(0.72)	(0.69)	(0.61)

Net asset value, end of period	$66.73	$63.41	$60.52	$45.17	$60.81	$61.10

Total return	6.03%[b]	7.12%	36.12%	(24.59)%	0.68%	(19.75)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,298,933	$1,984,792	$2,084,785	$919,140	$419,571	$207,723
Ratio of expenses to average net assets[c]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	1.62%	1.87%	1.62%	1.66%	1.23%	1.01%
Portfolio turnover rate[d]	6%	5%	5%	5%	8%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$46.93	$47.03	$35.97	$49.59	$50.99	$79.30

Income from investment operations:
Net investment income	0.20	0.53	0.37	0.31	0.23	0.14
Net realized and unrealized gain (loss)	2.83	(0.06)	11.07	(13.63)	(1.41)	(28.20)

Total from investment operations	3.03	0.47	11.44	(13.32)	(1.18)	(28.06)

Less distributions from:
Net investment income	(0.18)	(0.53)	(0.38)	(0.30)	(0.22)	(0.14)
Net realized gain	—	—	—	—	—	(0.11)
Return of capital	—	(0.04)	—	—	—	—

Total distributions	(0.18)	(0.57)	(0.38)	(0.30)	(0.22)	(0.25)

Net asset value, end of period	$49.78	$46.93	$47.03	$35.97	$49.59	$50.99

Total return	6.46%[b]	0.98%	31.88%	(26.87)%	(2.30)%	(35.47)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,241,549	$3,129,992	$1,646,146	$915,350	$483,465	$209,078
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	0.87%	1.27%	0.87%	0.92%	0.52%	0.26%
Portfolio turnover rate[d]	20%	14%	9%	13%	22%	11%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

40	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$65.91	$59.75	$43.45	$57.62	$56.18	$56.10

Income from investment operations:
Net investment income	0.74	1.40	1.15	1.02	0.90	0.66
Net realized and unrealized gain (loss)	2.91	6.30	16.32	(14.18)	1.43	0.04

Total from investment operations	3.65	7.70	17.47	(13.16)	2.33	0.70

Less distributions from:
Net investment income	(0.71)	(1.54)	(1.17)	(1.01)	(0.89)	(0.62)

Total distributions	(0.71)	(1.54)	(1.17)	(1.01)	(0.89)	(0.62)

Net asset value, end of period	$68.85	$65.91	$59.75	$43.45	$57.62	$56.18

Total return	5.55%[b]	13.02%	40.48%	(22.95)%	4.22%	1.22%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,290,988	$4,791,379	$2,706,693	$984,133	$691,389	$191,005
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	2.25%	2.42%	2.29%	2.29%	1.82%	1.64%
Portfolio turnover rate[d]	5%	15%	12%	20%	16%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Six months ended Sep. 30, 2005[b] (Unaudited)	Year ended Mar. 31, 2005[b]	Year ended Mar. 31, 2004[b]	Year ended Mar. 31, 2003[b]	Year ended Mar. 31, 2002[b]	Period from May 22, 2000[a] to Mar. 31, 2001[b]
Net asset value, beginning of period	$61.14	$58.80	$36.31	$50.39	$44.90	$47.17

Income from investment operations:
Net investment income	0.38	0.74	0.50	0.51	0.52	0.49
Net realized and unrealized gain (loss)	5.20	2.36	22.48	(14.07)	5.45	(2.24)

Total from investment operations	5.58	3.10	22.98	(13.56)	5.97	(1.75)

Less distributions from:
Net investment income	(0.34)	(0.61)	(0.45)	(0.52)	(0.48)	(0.44)
Net realized gain	—	—	—	—	—	(0.08)
Return of capital	—	(0.15)	(0.04)	—	—	—

Total distributions	(0.34)	(0.76)	(0.49)	(0.52)	(0.48)	(0.52)

Net asset value, end of period	$66.38	$61.14	$58.80	$36.31	$50.39	$44.90

Total return	9.15%[c]	5.27%	63.44%	(26.99)%	13.40%	(3.77)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,000,224	$6,908,105	$5,280,402	$1,706,545	$2,438,900	$713,939
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.20%	1.20%	1.08%	1.28%	1.25%	1.39%
Portfolio turnover rate[e]	16%	17%	26%	30%	20%	39%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

42	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Six months ended Sep. 30, 2005 (Unaudited)	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$62.76	$62.52	$38.56	$56.68	$54.48	$81.36

Income from investment operations:
Net investment income	0.17	0.20	0.20	0.21	0.11	0.05
Net realized and unrealized gain (loss)	6.09	0.25	23.97	(18.14)	2.19	(26.85)

Total from investment operations	6.26	0.45	24.17	(17.93)	2.30	(26.80)

Less distributions from:
Net investment income	(0.15)	(0.17)	(0.21)	(0.19)	(0.10)	(0.04)
Net realized gain	—	—	—	—	—	(0.04)
Return of capital	—	(0.04)	—	—	—	—

Total distributions	(0.15)	(0.21)	(0.21)	(0.19)	(0.10)	(0.08)

Net asset value, end of period	$68.87	$62.76	$62.52	$38.56	$56.68	$54.48

Total return	9.97%[b]	0.74%	62.76%	(31.65)%	4.24%	(32.96)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,079,788	$2,105,733	$1,522,368	$638,186	$436,412	$155,258
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.51%	0.37%	0.38%	0.58%	0.22%	0.14%
Portfolio turnover rate[d]	37%	22%	37%	41%	28%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Six months ended Sep. 30, 2005[b] (Unaudited)	Year ended Mar. 31, 2005[b]	Year ended Mar. 31, 2004[b]	Year ended Mar. 31, 2003[b]	Year ended Mar. 31, 2002[b]	Period from Jul. 24, 2000[a] to Mar. 31, 2001[b]
Net asset value, beginning of period	$61.48	$57.08	$35.30	$46.94	$38.83	$34.45

Income from investment operations:
Net investment income	0.55	0.99	0.74	0.74	0.77	0.50
Net realized and unrealized gain (loss)	4.49	4.45	21.75	(11.63)	8.05	4.32

Total from investment operations	5.04	5.44	22.49	(10.89)	8.82	4.82

Less distributions from:
Net investment income	(0.49)	(1.04)	(0.66)	(0.75)	(0.71)	(0.43)
Net realized gain	—	—	—	—	—	(0.01)
Return of capital	—	—	(0.05)	—	—	—

Total distributions	(0.49)	(1.04)	(0.71)	(0.75)	(0.71)	(0.44)

Net asset value, end of period	$66.03	$61.48	$57.08	$35.30	$46.94	$38.83

Total return	8.21%[c]	9.58%	64.00%	(23.35)%	23.05%	14.05%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,859,030	$2,711,333	$1,712,273	$635,447	$837,968	$273,763
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.70%	1.84%	1.64%	1.85%	2.07%	2.40%
Portfolio turnover rate[e]	8%	23%	16%	45%	26%	9%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005. See Note 4.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

44	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2005, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth and iShares Russell 2000 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO THE FINANCIAL STATEMENTS	45

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2005.

The Funds had tax basis net capital loss carryforwards as of March 31, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Russell 1000	$11,843,596	$9,766,316	$5,661,012	$—	$27,270,924
Russell 1000 Growth	20,107,067	68,492,707	23,134,640	16,442,144	128,176,558
Russell 1000 Value	—	—	5,924,591	—	5,924,591
Russell 2000	47,692,929	112,740,686	58,221,050	37,525,576	256,180,241
Russell 2000 Growth	14,797,300	71,115,684	4,816,733	24,783,806	115,513,523
Russell 2000 Value	—	8,463,729	43,266,719	—	51,730,448

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2005, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2005 are disclosed in the Funds’ Statements of Operations.

46	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 1000	$2,521,031,749	$115,487,846	$(146,859,060)	$(31,371,214)
Russell 1000 Growth	4,482,732,768	273,518,061	(155,778,509)	117,739,552
Russell 1000 Value	5,364,765,790	566,631,230	(179,499,586)	387,131,644
Russell 2000	9,665,858,787	184,838,182	(824,682,448)	(639,844,266)
Russell 2000 Growth	2,575,947,458	259,833,442	(127,522,249)	132,311,193
Russell 2000 Value	3,528,925,535	293,072,799	(153,634,178)	139,438,621

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of September 30, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5 below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 1000	0.15%
Russell 1000 Growth	0.20
Russell 1000 Value	0.20
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

NOTES TO THE FINANCIAL STATEMENTS	47

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$150,896
Russell 1000 Growth	149,698
Russell 1000 Value	432,712
Russell 2000	4,102,243
Russell 2000 Growth	1,441,575
Russell 2000 Value	1,101,494

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended September 30, 2005, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 under the 1940 Act, the Funds executed cross trades for the six months ended September 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the six months ended and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

48	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the investment by each Fund in shares of issuers of which BFGA is an affiliate, for the six months ended September 30, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Russell 1000 IMMF	1,670	217,770	218,211	1,229	$1,228,617	$27,532
Russell 1000 Growth IMMF	1,547	351,803	350,962	2,388	2,387,993	43,852
Russell 1000 Value IMMF	3,780	532,945	533,406	3,319	3,319,480	68,086
Russell 2000 IMMF	3,039	969,784	957,573	15,250	15,250,382	122,401
Russell 2000 Growth IMMF	836	308,476	303,020	6,292	6,291,866	39,218
Russell 2000 Value IMMF	1,546	318,700	313,078	7,168	7,168,054	37,879

During the six months ended September 30, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of September 30, 2005, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2005 were as follows:

iShares Index Fund	Purchases	Sales
Russell 1000	$126,640,934	$127,690,784
Russell 1000 Growth	726,150,589	726,996,761
Russell 1000 Value	282,423,374	279,546,122
Russell 2000	1,084,926,709	1,090,095,075
Russell 2000 Growth	744,042,694	744,370,183
Russell 2000 Value	221,696,789	211,095,078

NOTES TO THE FINANCIAL STATEMENTS	49

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 1000	$1,336,938,196	$1,124,822,570
Russell 1000 Growth	1,396,924,914	494,386,064
Russell 1000 Value	1,478,660,452	1,205,816,646
Russell 2000	14,503,420,927	14,997,874,367
Russell 2000 Growth	398,878,122	601,348,004
Russell 2000 Value	1,245,310,571	1,293,524,612

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The Board authorized a two-for-one stock split for the iShares Russell 2000 Index Fund and a three-for-one stock split for the iShares Russell 2000 Value Index Fund, effective June 9, 2005, for the shareholders of record on June 6, 2005. The impact of the stock splits was to increase the number of shares outstanding by a factor of two and three, respectively, while decreasing the net asset value per share by a factor of two and three, respectively, resulting in no effect to the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2005, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of September 30, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

50	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

A special meeting of shareholders of iShares Trust was scheduled on July 14, 2005 and subsequently adjourned until August 11, 2005. All proposals were approved by the shareholders except as noted below. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1 *

To elect the eight nominees specified below as Trustees of the Trust, each of whom will serve until his/her successor is duly elected or appointed and qualified.

Trustee	Votes For	Votes Withheld
Lee T. Kranefuss	647,047,151	12,010,432
John E. Martinez	647,057,342	12,000,240
Richard K. Lyons	647,782,813	11,274,769
George G.C. Parker	644,369,500	14,688,081
W. Allen Reed	647,251,696	11,805,888
Cecilia H. Herbert	647,073,394	11,984,192
Charles A. Hurty	647,183,684	11,873,899
John E. Kerrigan	647,826,001	11,231,583

Messrs. Kranefuss, Martinez, Lyons, Reed and Parker previously served as Trustees of the Trust and were re-elected. Ms. Herbert and Messrs. Hurty and Kerrigan were newly elected.

Proposal 2A

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding issuing senior securities.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Russell 1000	11,515,898	380,216	288,840	4,312,897
Russell 1000 Growth	28,077,964	245,098	895,842	6,671,937
Russell 1000 Value	29,342,084	458,630	1,177,231	6,231,150
Russell 2000	19,029,845	426,875	269,967	3,875,905
Russell 2000 Growth	14,018,253	433,465	460,586	2,196,820
Russell 2000 Value	6,050,451	98,465	242,202	1,029,671

SHAREHOLDER MEETING RESULTS	51

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Proposal 2B

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding the making of loans.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Russell 1000	11,190,725	621,714	372,515	4,312,897
Russell 1000 Growth	27,753,195	559,915	905,794	6,671,937
Russell 1000 Value	28,893,360	885,482	1,199,102	6,231,151
Russell 2000	18,826,500	629,844	270,343	3,875,905
Russell 2000 Growth	13,928,780	516,046	467,478	2,196,820
Russell 2000 Value	5,963,913	183,174	244,031	1,029,671

Proposal 3

To approve a change in the classification of the investment objectives of certain Funds from fundamental to non-fundamental. Shareholders of the iShares Russell 1000 Index Fund did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Russell 1000	9,086,403	2,730,580	367,971	4,312,897
Russell 1000 Growth	24,628,586	3,763,542	826,777	6,671,936
Russell 1000 Value	25,169,749	4,678,592	1,129,603	6,231,151
Russell 2000	16,064,531	3,356,225	305,930	3,875,906
Russell 2000 Growth	11,783,752	2,589,439	539,113	2,196,820
Russell 2000 Value	5,165,981	902,466	322,671	1,029,671

*	Denotes Trust-wide proposal and voting results.
**	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

52	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Russell 1000 Index and iShares Russell 2000 Index Funds for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Russell 1000 Growth Index, iShares Russell 1000 Value Index, iShares Russell 2000 Growth Index and iShares Russell 2000 Value Index Funds; therefore, no comparative performance information was available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one- and three-year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that some

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	53

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, while certain of the Funds underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but that all the Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board also received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of the BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that BGFA had provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the other funds/accounts, including, among other factors, the level of complexity in managing the Funds and the other funds/accounts under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Funds and their shareholders in comparison with the nature and extent of the services provided to the other funds/accounts and their clients, and in relation to the Funds’ and the other

54	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

funds’/accounts’ fee structures and asset levels. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for mutual funds, collective funds and separate accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds/accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	55

Notes:

56	2005 iSHARES SEMI-ANNUAL REPORT TO SHARE HOLDERS

Notes:

NOTES	57

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF )

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Semi-Annual Report.

2117-iS-0805

58	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, service marks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-010-11005

BANCLAYS GLOBAL INVESTORS BARCLAYS

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2005

Security	Shares	Value

COMMON STOCKS—99.89%
ADVERTISING—0.18%
Interpublic Group of Companies Inc. (1)	512,179	$ 5,961,764
Omnicom Group Inc.	220,506	18,440,917

		24,402,681
AEROSPACE & DEFENSE—1.94%
Boeing Co. (The)	993,585	67,514,101
General Dynamics Corp.	243,387	29,096,916
Goodrich (B.F.) Co.	147,295	6,531,060
L-3 Communications Holdings Inc.	143,691	11,361,647
Lockheed Martin Corp.	440,589	26,893,553
Northrop Grumman Corp.	432,385	23,500,125
Raytheon Co.	546,512	20,778,386
Rockwell Collins Inc.	213,936	10,337,388
United Technologies Corp.	1,240,793	64,322,709

		260,335,885
AGRICULTURE—1.80%
Altria Group Inc.	2,512,946	185,229,250
Archer-Daniels-Midland Co.	787,683	19,424,263
Monsanto Co.	325,277	20,411,132
Reynolds American Inc.	103,491	8,591,823
UST Inc.	199,249	8,340,563

		241,997,031
AIRLINES—0.09%
Southwest Airlines Co.	838,795	12,456,106

		12,456,106
APPAREL—0.39%
Coach Inc. (1)	460,257	14,433,660
Jones Apparel Group Inc.	143,360	4,085,760
Liz Claiborne Inc.	129,969	5,110,381
Nike Inc. Class B	231,247	18,888,255
Reebok International Ltd.	63,626	3,599,323
VF Corp.	108,146	6,269,224

		52,386,603
AUTO MANUFACTURERS—0.44%
Ford Motor Co.	2,243,747	22,123,345
General Motors Corp.	684,725	20,959,432
Navistar International Corp. (1)	74,685	2,422,035
PACCAR Inc.	207,583	14,092,810

		59,597,622
AUTO PARTS & EQUIPMENT—0.18%
Cooper Tire & Rubber Co.	74,136	1,132,057
Dana Corp.	180,882	1,702,100
Delphi Corp.	677,555	1,870,052

Goodyear Tire & Rubber Co. (The) (1)	212,845	3,318,254
Johnson Controls Inc.	233,132	14,465,841
Visteon Corp.	154,549	1,511,489

		23,999,793
BANKS—6.00%
AmSouth Bancorp	424,343	10,718,904
Bank of America Corp.	4,864,950	204,814,395
Bank of New York Co. Inc. (The)	942,544	27,720,219
BB&T Corp.	662,944	25,887,963
Comerica Inc.	202,534	11,929,253
Compass Bancshares Inc.	150,680	6,905,664
Fifth Third Bancorp	673,404	24,734,129
First Horizon National Corp.	151,537	5,508,370
Huntington Bancshares Inc.	279,649	6,283,713
KeyCorp	495,610	15,983,422
M&T Bank Corp.	97,825	10,341,081
Marshall & Ilsley Corp.	250,850	10,914,483
Mellon Financial Corp.	506,331	16,187,402
National City Corp.	688,522	23,024,176
North Fork Bancorp Inc.	579,291	14,771,920
Northern Trust Corp.	224,712	11,359,192
PNC Financial Services Group	352,071	20,427,159
Regions Financial Corp.	557,602	17,352,574
State Street Corp.	400,636	19,599,113
SunTrust Banks Inc.	438,975	30,486,814
Synovus Financial Corp.	377,505	10,464,439
U.S. Bancorp	2,212,976	62,140,366
Wachovia Corp.	1,909,861	90,890,285
Wells Fargo & Co.	2,043,900	119,711,223
Zions Bancorporation	109,169	7,773,924

		805,930,183
BEVERAGES—2.17%
Anheuser-Busch Companies Inc.	940,548	40,481,186
Brown-Forman Corp. Class B	100,443	5,980,376
Coca-Cola Co. (The)	2,514,079	108,583,072
Coca-Cola Enterprises Inc.	364,914	7,115,823
Constellation Brands Inc. (1)	237,430	6,173,180
Molson Coors Brewing Co. Class B	69,265	4,433,653
Pepsi Bottling Group Inc.	168,092	4,799,027
PepsiCo Inc.	2,021,856	114,659,454

		292,225,771
BIOTECHNOLOGY—1.32%
Amgen Inc. (1)	1,493,911	119,019,889
Biogen Idec Inc. (1)	409,665	16,173,574
Chiron Corp. (1)	131,934	5,754,961
Genzyme Corp. (1)	310,802	22,265,855
MedImmune Inc. (1)	298,294	10,037,593
Millipore Corp. (1)	62,372	3,922,575

		177,174,447
BUILDING MATERIALS—0.26%
American Standard Companies Inc.	222,083	10,337,964
Masco Corp.	521,141	15,988,606
Vulcan Materials Co.	123,850	9,190,908

		35,517,478
CHEMICALS—1.39%
Air Products & Chemicals Inc.	268,409	14,800,072
Ashland Inc.	89,785	4,959,723
Dow Chemical Co. (The)	1,167,956	48,668,727

Du Pont (E.I.) de Nemours and Co.	1,204,485	47,179,677
Eastman Chemical Co.	98,600	4,631,242
Ecolab Inc.	222,942	7,118,538
Engelhard Corp.	145,346	4,056,607
Hercules Inc. (1)	135,298	1,653,342
International Flavors & Fragrances Inc.	98,857	3,523,263
PPG Industries Inc.	205,726	12,176,922
Praxair Inc.	391,499	18,764,547
Rohm & Haas Co.	175,983	7,238,181
Sherwin-Williams Co. (The)	137,819	6,073,683
Sigma-Aldrich Corp.	81,717	5,234,791

		186,079,315
COMMERCIAL SERVICES—0.90%
Apollo Group Inc. Class A (1)	177,054	11,754,615
Block (H & R) Inc.	393,109	9,426,754
Cendant Corp.	1,266,912	26,149,064
Convergys Corp. (1)	169,647	2,437,827
Donnelley (R.R.) & Sons Co.	259,975	9,637,273
Equifax Inc.	157,708	5,510,318
McKesson Corp.	373,366	17,716,217
Moody’s Corp.	306,025	15,631,757
Paychex Inc.	403,228	14,951,694
Robert Half International Inc.	205,066	7,298,299

		120,513,818
COMPUTERS—3.92%
Affiliated Computer Services Inc. Class A (1)	152,239	8,312,249
Apple Computer Inc. (1)	1,004,763	53,865,344
Computer Sciences Corp. (1)	223,764	10,586,275
Dell Inc. (1)	2,902,850	99,277,470
Electronic Data Systems Corp.	628,353	14,100,241
EMC Corp. (1)	2,918,857	37,770,010
Gateway Inc. (1)	318,796	860,749
Hewlett-Packard Co.	3,468,991	101,294,537
International Business Machines Corp.	1,932,204	155,001,405
Lexmark International Inc. (1)	143,754	8,776,182
NCR Corp. (1)	225,154	7,184,664
Network Appliance Inc. (1)	445,517	10,576,574
Sun Microsystems Inc. (1)	4,129,061	16,185,919
Unisys Corp. (1)	411,140	2,729,970

		526,521,589
COSMETICS & PERSONAL CARE—2.23%
Alberto-Culver Co.	91,265	4,084,109
Avon Products Inc.	570,038	15,391,026
Colgate-Palmolive Co.	628,944	33,201,954
Gillette Co. (The)	1,088,712	63,363,038
Procter & Gamble Co.	3,095,940	184,084,592

		300,124,719
DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	210,781	9,042,505
Grainger (W.W.) Inc.	91,682	5,768,631

		14,811,136
DIVERSIFIED FINANCIAL SERVICES—7.95%
American Express Co.	1,502,496	86,303,370
Bear Stearns Companies Inc. (The)	136,207	14,948,718
Capital One Financial Corp.	349,565	27,797,409
CIT Group Inc.	244,206	11,033,227
Citigroup Inc.	6,260,010	284,955,655
Countrywide Financial Corp.	719,965	23,744,446

E*TRADE Financial Corp. (1)	449,134	7,904,758
Federal Home Loan Mortgage Corp.	836,664	47,238,049
Federal National Mortgage Association	1,171,967	52,527,561
Federated Investors Inc. Class B	102,547	3,407,637
Franklin Resources Inc.	179,735	15,090,551
Goldman Sachs Group Inc. (The)	563,020	68,451,972
Janus Capital Group Inc.	269,887	3,899,867
JP Morgan Chase & Co.	4,253,408	144,318,133
Lehman Brothers Holdings Inc.	329,515	38,381,907
MBNA Corp.	1,523,036	37,527,607
Merrill Lynch & Co. Inc.	1,121,615	68,811,080
Morgan Stanley	1,315,087	70,935,793
Providian Financial Corp. (1)	357,165	6,314,677
Schwab (Charles) Corp. (The)	1,258,270	18,156,836
SLM Corp.	505,558	27,118,131
T. Rowe Price Group Inc.	157,145	10,261,568

		1,069,128,952
ELECTRIC—3.37%
AES Corp. (The) (1)	790,910	12,994,651
Allegheny Energy Inc. (1)	197,122	6,055,588
Ameren Corp.	246,733	13,197,748
American Electric Power Co. Inc.	476,073	18,900,098
Calpine Corp. (1) (2)	684,377	1,772,536
CenterPoint Energy Inc.	374,709	5,571,923
Cinergy Corp.	240,827	10,695,127
CMS Energy Corp. (1)	265,318	4,364,481
Consolidated Edison Inc.	295,858	14,363,906
Constellation Energy Group Inc.	215,497	13,274,615
Dominion Resources Inc.	412,644	35,545,154
DTE Energy Co.	215,327	9,874,896
Duke Energy Corp.	1,121,696	32,719,872
Edison International	394,498	18,651,865
Entergy Corp.	251,320	18,678,102
Exelon Corp.	811,933	43,389,700
FirstEnergy Corp.	399,378	20,815,581
FPL Group Inc.	477,079	22,708,960
PG&E Corp.	451,710	17,729,617
Pinnacle West Capital Corp.	119,567	5,270,513
PPL Corp.	459,543	14,857,025
Progress Energy Inc.	304,210	13,613,397
Public Service Enterprise Group Inc.	289,408	18,626,299
Southern Co. (The)	904,276	32,336,910
TECO Energy Inc.	251,518	4,532,354
TXU Corp.	290,677	32,811,620
Xcel Energy Inc.	487,682	9,563,444

		452,915,982
ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
American Power Conversion Corp.	207,044	5,362,440
Emerson Electric Co.	500,192	35,913,786
Molex Inc.	175,432	4,680,526

		45,956,752
ELECTRONICS—0.51%
Agilent Technologies Inc. (1)	598,376	19,596,814
Applera Corp. - Applied Biosystems Group	236,563	5,497,724
Fisher Scientific International Inc. (1)	147,617	9,159,635
Jabil Circuit Inc. (1)	208,183	6,437,018
PerkinElmer Inc.	157,345	3,205,118
Sanmina-SCI Corp. (1)	634,650	2,722,648
Solectron Corp. (1)	1,176,579	4,600,424
Symbol Technologies Inc.	293,365	2,839,773

Tektronix Inc.	102,284	2,580,625
Thermo Electron Corp. (1)	195,780	6,049,602
Waters Corp. (1)	139,251	5,792,842

		68,482,223
ENGINEERING & CONSTRUCTION—0.05%
Fluor Corp.	105,073	6,764,600

		6,764,600
ENTERTAINMENT—0.08%
International Game Technology Inc.	412,991	11,150,757

		11,150,757
ENVIRONMENTAL CONTROL—0.16%
Allied Waste Industries Inc. (1)	264,100	2,231,645
Waste Management Inc.	680,610	19,472,252

		21,703,897
FOOD—1.51%
Albertson’s Inc.	446,094	11,442,311
Campbell Soup Co.	223,911	6,661,352
ConAgra Foods Inc.	627,102	15,520,774
General Mills Inc.	443,199	21,362,192
Heinz (H.J.) Co.	412,694	15,079,839
Hershey Co. (The)	222,233	12,513,940
Kellogg Co.	310,156	14,307,496
Kroger Co. (1)	876,620	18,049,606
McCormick & Co. Inc. NVS	162,091	5,289,029
Safeway Inc.	543,306	13,908,634
Sara Lee Corp.	949,977	18,002,064
SUPERVALU Inc.	164,527	5,120,080
Sysco Corp.	766,519	24,045,701
Tyson Foods Inc. Class A	304,348	5,493,481
Wrigley (William Jr.) Co.	217,660	15,645,401

		202,441,900
FOREST PRODUCTS & PAPER—0.54%
Georgia-Pacific Corp.	315,097	10,732,204
International Paper Co.	593,921	17,698,846
Louisiana-Pacific Corp.	134,002	3,710,515
MeadWestvaco Corp.	222,936	6,157,492
Plum Creek Timber Co. Inc.	223,018	8,454,612
Temple-Inland Inc.	136,769	5,587,014
Weyerhaeuser Co.	296,606	20,391,662

		72,732,345
GAS—0.26%
KeySpan Corp.	211,205	7,768,120
Nicor Inc.	53,226	2,237,089
NiSource Inc.	330,273	8,009,120
Peoples Energy Corp.	45,922	1,808,408
Sempra Energy	310,153	14,595,800

		34,418,537
HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	97,506	8,004,268
Snap-On Inc.	69,732	2,518,720
Stanley Works (The)	87,894	4,102,892

		14,625,880
HEALTH CARE - PRODUCTS—3.57%
Bard (C.R.) Inc.	127,660	8,429,390
Bausch & Lomb Inc.	65,074	5,250,170

Baxter International Inc.	753,766	30,052,650
Becton, Dickinson & Co.	302,634	15,867,101
Biomet Inc.	302,201	10,489,397
Boston Scientific Corp. (1)	714,972	16,708,896
Guidant Corp.	399,620	27,529,822
Johnson & Johnson	3,601,813	227,922,727
Medtronic Inc.	1,466,390	78,627,832
St. Jude Medical Inc. (1)	441,481	20,661,311
Stryker Corp.	351,755	17,387,250
Zimmer Holdings Inc. (1)	299,501	20,632,624

		479,559,170
HEALTH CARE - SERVICES—1.89%
Aetna Inc.	351,080	30,242,031
Coventry Health Care Inc. (1)	130,005	11,183,030
HCA Inc.	547,246	26,224,028
Health Management Associates Inc. Class A	299,518	7,029,687
Humana Inc. (1)	196,670	9,416,560
Laboratory Corp. of America Holdings (1)	163,756	7,976,555
Manor Care Inc.	95,735	3,677,181
Quest Diagnostics Inc.	201,527	10,185,175
Tenet Healthcare Corp. (1)	567,691	6,375,170
UnitedHealth Group Inc.	1,529,434	85,954,191
WellPoint Inc. (1)	742,969	56,331,910

		254,595,518
HOME BUILDERS—0.30%
Centex Corp.	155,408	10,036,249
Horton (D.R.) Inc.	329,611	11,938,510
KB Home	93,917	6,874,724
Pulte Homes Inc.	259,730	11,147,612

		39,997,095
HOME FURNISHINGS—0.06%
Maytag Corp.	96,059	1,754,037
Whirlpool Corp.	80,910	6,130,551

		7,884,588
HOUSEHOLD PRODUCTS & WARES—0.49%
Avery Dennison Corp.	133,789	7,009,206
Clorox Co. (The)	183,712	10,203,364
Fortune Brands Inc.	176,758	14,375,728
Kimberly-Clark Corp.	576,718	34,332,023

		65,920,321
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	333,660	7,557,399

		7,557,399
INSURANCE—4.85%
ACE Ltd.	349,161	16,435,008
AFLAC Inc.	607,487	27,519,161
Allstate Corp. (The)	795,241	43,968,875
Ambac Financial Group Inc.	129,529	9,333,860
American International Group Inc.	3,142,149	194,687,552
AON Corp.	385,674	12,372,422
Chubb Corp.	240,158	21,506,149
CIGNA Corp.	155,686	18,349,152
Cincinnati Financial Corp.	211,836	8,873,810
Hartford Financial Services Group Inc.	362,627	27,983,926
Jefferson-Pilot Corp.	163,351	8,358,671
Lincoln National Corp.	208,850	10,864,377
Loews Corp.	164,115	15,165,867

Marsh & McLennan Companies Inc.	648,132	19,696,731
MBIA Inc.	162,320	9,839,838
MetLife Inc.	915,964	45,642,486
MGIC Investment Corp.	112,724	7,236,881
Principal Financial Group Inc.	338,649	16,041,803
Progressive Corp. (The)	238,802	25,019,286
Prudential Financial Inc.	621,145	41,964,556
SAFECO Corp.	151,440	8,083,867
St. Paul Travelers Companies Inc.	817,880	36,698,276
Torchmark Corp.	126,387	6,677,025
UNUMProvident Corp.	360,985	7,400,192
XL Capital Ltd. Class A	170,000	11,565,100

		651,284,871
INTERNET—1.07%
eBay Inc. (1)	1,344,190	55,380,628
Monster Worldwide Inc. (1)	147,403	4,526,746
Symantec Corp. (1)	1,450,348	32,864,886
Yahoo! Inc. (1)	1,518,302	51,379,340

		144,151,600
IRON & STEEL—0.15%
Allegheny Technologies Inc.	101,835	3,154,848
Nucor Corp.	189,168	11,159,020
United States Steel Corp.	138,400	5,861,240

		20,175,108
LEISURE TIME—0.37%
Brunswick Corp.	117,759	4,443,047
Carnival Corp.	522,546	26,116,849
Harley-Davidson Inc.	332,247	16,094,045
Sabre Holdings Corp.	158,394	3,212,230

		49,866,171
LODGING—0.38%
Harrah’s Entertainment Inc.	222,317	14,492,845
Hilton Hotels Corp.	396,677	8,853,831
Marriott International Inc. Class A	207,268	13,057,884
Starwood Hotels & Resorts Worldwide Inc.	263,575	15,068,583

		51,473,143
MACHINERY—0.62%
Caterpillar Inc.	819,446	48,142,452
Cummins Inc.	56,235	4,948,118
Deere & Co.	292,041	17,872,909
Rockwell Automation Inc.	219,884	11,631,864

		82,595,343
MANUFACTURING—5.50%
Cooper Industries Ltd.	112,282	7,763,177
Danaher Corp.	287,687	15,486,191
Dover Corp.	245,202	10,001,790
Eastman Kodak Co.	347,771	8,461,268
Eaton Corp.	178,473	11,341,959
General Electric Co.	12,835,603	432,174,753
Honeywell International Inc.	1,035,422	38,828,325
Illinois Tool Works Inc.	252,740	20,808,084
Ingersoll-Rand Co. Class A	408,439	15,614,623
ITT Industries Inc.	112,274	12,754,326
Leggett & Platt Inc.	228,374	4,613,155
Pall Corp.	150,477	4,138,117
Parker Hannifin Corp.	144,937	9,320,898
Textron Inc.	161,979	11,617,134
3M Co.	926,354	67,957,329
Tyco International Ltd.	2,450,556	68,247,985

		739,129,114

MEDIA—3.32%
Clear Channel Communications Inc.	657,055	21,610,539
Comcast Corp. Class A (1)	2,658,927	78,119,275
Dow Jones & Co. Inc.	71,230	2,720,274
Gannett Co. Inc.	295,480	20,337,888
Knight Ridder Inc.	84,037	4,931,291
McGraw-Hill Companies Inc. (The)	452,624	21,744,057
Meredith Corp.	50,743	2,531,568
New York Times Co. Class A	175,962	5,234,869
News Corp. Class A	2,965,992	46,239,815
Time Warner Inc.	5,683,769	102,933,057
Tribune Co.	321,026	10,879,571
Univision Communications Inc. Class A (1)	278,705	7,394,044
Viacom Inc. Class B	1,919,513	63,363,124
Walt Disney Co. (The)	2,433,912	58,730,297

		446,769,669
MINING—0.57%
Alcoa Inc.	1,056,350	25,796,067
Freeport-McMoRan Copper & Gold Inc.	214,749	10,434,654
Newmont Mining Corp.	540,270	25,484,536
Phelps Dodge Corp.	117,388	15,252,223

		76,967,480
OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	277,111	11,566,613
Xerox Corp. (1)	1,161,787	15,858,393

		27,425,006
OIL & GAS—8.71%
Amerada Hess Corp.	96,705	13,296,938
Anadarko Petroleum Corp.	286,178	27,401,544
Apache Corp.	398,193	29,952,077
Burlington Resources Inc.	461,398	37,520,885
Chevron Corp.	2,726,669	176,497,284
ConocoPhillips	1,685,400	117,826,314
Devon Energy Corp.	548,754	37,666,475
EOG Resources Inc.	290,731	21,775,752
Exxon Mobil Corp.	7,634,315	485,084,375
Kerr-McGee Corp.	139,689	13,565,199
Marathon Oil Corp.	443,182	30,548,535
Murphy Oil Corp.	198,755	9,911,912
Nabors Industries Ltd. (1)	190,676	13,696,257
Noble Corp.	165,533	11,332,389
Occidental Petroleum Corp.	484,083	41,355,211
Rowan Companies Inc.	131,832	4,678,718
Sunoco Inc.	165,387	12,933,263
Transocean Inc. (1)	398,106	24,407,879
Valero Energy Corp.	370,015	41,833,896
XTO Energy Inc.	437,459	19,825,642

		1,171,110,545
OIL & GAS SERVICES—1.24%
Baker Hughes Inc.	412,502	24,618,119
BJ Services Co.	390,305	14,047,077
Halliburton Co.	615,475	42,172,347
National Oilwell Varco Inc. (1)	209,964	13,815,631
Schlumberger Ltd.	712,314	60,105,055
Weatherford International Ltd. (1)	167,574	11,505,631

		166,263,860

PACKAGING & CONTAINERS—0.12%
Ball Corp.	132,137	4,854,713
Bemis Co. Inc.	129,177	3,190,672
Pactiv Corp. (1)	180,938	3,170,034
Sealed Air Corp. (1)	100,308	4,760,618

		15,976,037
PHARMACEUTICALS—5.94%
Abbott Laboratories	1,882,111	79,801,506
Allergan Inc.	158,346	14,507,661
AmerisourceBergen Corp.	125,671	9,714,368
Bristol-Myers Squibb Co.	2,368,187	56,978,579
Cardinal Health Inc.	516,820	32,787,061
Caremark Rx Inc. (1)	544,861	27,204,910
Express Scripts Inc. (1)	179,982	11,194,880
Forest Laboratories Inc. (1)	411,539	16,037,675
Gilead Sciences Inc. (1)	552,053	26,918,104
Hospira Inc. (1)	193,750	7,937,938
King Pharmaceuticals Inc. (1)	292,531	4,499,127
Lilly (Eli) & Co.	1,372,855	73,475,200
Medco Health Solutions Inc. (1)	368,562	20,208,254
Merck & Co. Inc.	2,658,446	72,336,316
Mylan Laboratories Inc.	264,583	5,095,869
Pfizer Inc.	8,924,297	222,839,696
Schering-Plough Corp.	1,787,651	37,630,054
Watson Pharmaceuticals Inc. (1)	126,176	4,619,303
Wyeth	1,623,936	75,139,519

		798,926,020
PIPELINES—0.31%
Dynegy Inc. Class A (1)	346,683	1,632,877
El Paso Corp.	798,365	11,097,274
Kinder Morgan Inc.	115,689	11,124,654
Williams Companies Inc.	692,836	17,355,542

		41,210,347
REAL ESTATE INVESTMENT TRUSTS—0.69%
Apartment Investment & Management Co. Class A	115,563	4,481,533
Archstone-Smith Trust	256,415	10,223,266
Equity Office Properties Trust	497,132	16,261,188
Equity Residential	347,698	13,160,369
ProLogis	299,167	13,256,090
Public Storage Inc.	100,075	6,705,025
Simon Property Group Inc.	221,677	16,430,699
Vornado Realty Trust	142,771	12,366,824

		92,884,994
RETAIL—5.79%
AutoNation Inc. (1)	218,291	4,359,271
AutoZone Inc. (1)	67,332	5,605,389
Bed Bath & Beyond Inc. (1)	358,096	14,388,297
Best Buy Co. Inc.	490,109	21,334,445
Big Lots Inc. (1)	136,761	1,503,003
Circuit City Stores Inc.	199,141	3,417,260
Costco Wholesale Corp.	580,224	25,001,852
CVS Corp.	984,295	28,554,398
Darden Restaurants Inc.	162,616	4,938,648
Dillard’s Inc. Class A	77,918	1,626,928
Dollar General Corp.	388,833	7,131,197
Family Dollar Stores Inc.	199,508	3,964,224

Federated Department Stores Inc.	321,049	21,468,547
Gap Inc. (The)	701,594	12,228,783
Home Depot Inc.	2,591,551	98,841,755
Kohl’s Corp. (1)	417,342	20,942,222
Limited Brands Inc.	422,723	8,636,231
Lowe’s Companies Inc.	944,021	60,794,952
McDonald’s Corp.	1,513,582	50,689,861
Nordstrom Inc.	268,067	9,200,059
Office Depot Inc. (1)	383,073	11,377,268
OfficeMax Inc.	85,359	2,703,320
Penney (J.C.) Co. Inc.	303,168	14,376,227
RadioShack Corp.	162,489	4,029,727
Sears Holdings Corp. (1)	123,745	15,396,353
Staples Inc.	889,793	18,970,387
Starbucks Corp. (1)	465,252	23,309,125
Target Corp.	1,071,171	55,625,910
Tiffany & Co.	172,550	6,862,314
TJX Companies Inc.	564,179	11,554,386
Walgreen Co.	1,237,953	53,789,058
Wal-Mart Stores Inc.	3,024,016	132,512,381
Wendy’s International Inc.	139,960	6,319,194
Yum! Brands Inc.	345,602	16,730,593

		778,183,565
SAVINGS & LOANS—0.52%
Golden West Financial Corp.	309,389	18,374,613
Sovereign Bancorp Inc.	437,951	9,652,440
Washington Mutual Inc.	1,064,927	41,766,437

		69,793,490
SEMICONDUCTORS—3.34%
Advanced Micro Devices Inc. (1)	482,353	12,155,296
Altera Corp. (1)	451,675	8,631,509
Analog Devices Inc.	450,910	16,746,797
Applied Materials Inc.	1,964,570	33,319,107
Applied Micro Circuits Corp. (1)	368,115	1,104,345
Broadcom Corp. Class A (1)	342,253	16,055,088
Freescale Semiconductor Inc. Class B (1)	490,502	11,566,037
Intel Corp.	7,377,477	181,854,808
KLA-Tencor Corp.	239,236	11,665,147
Linear Technology Corp.	371,485	13,964,121
LSI Logic Corp. (1)	472,774	4,656,824
Maxim Integrated Products Inc.	397,036	16,933,585
Micron Technology Inc. (1)	746,076	9,922,811
National Semiconductor Corp.	415,645	10,931,464
Novellus Systems Inc.	167,662	4,204,963
NVIDIA Corp. (1)	204,422	7,007,586
PMC-Sierra Inc. (1)	219,408	1,932,984
QLogic Corp. (1)	109,676	3,750,919
Teradyne Inc. (1)	237,920	3,925,680
Texas Instruments Inc.	1,965,191	66,619,975
Xilinx Inc.	423,182	11,785,619

		448,734,665
SOFTWARE—4.00%
Adobe Systems Inc.	595,230	17,767,616
Autodesk Inc.	276,550	12,842,982
Automatic Data Processing Inc.	702,523	30,236,590
BMC Software Inc. (1)	264,267	5,576,034
Citrix Systems Inc. (1)	206,283	5,185,955
Computer Associates International Inc.	560,955	15,600,159
Compuware Corp. (1)	469,567	4,460,887
Electronic Arts Inc. (1)	367,526	20,908,554

First Data Corp.	934,223	37,368,920
Fiserv Inc. (1)	227,795	10,448,957
IMS Health Inc.	273,617	6,886,940
Intuit Inc. (1)	219,443	9,833,241
Mercury Interactive Corp. (1)	104,731	4,147,348
Microsoft Corp.	11,155,000	287,018,150
Novell Inc. (1)	461,604	3,438,950
Oracle Corp. (1)	4,566,213	56,575,379
Parametric Technology Corp. (1)	328,081	2,286,725
Siebel Systems Inc.	632,790	6,536,721

		537,120,108
TELECOMMUNICATIONS—5.93%
ADC Telecommunications Inc. (1)	140,709	3,216,608
Alltel Corp.	462,278	30,098,921
Andrew Corp. (1)	195,812	2,183,304
AT&T Corp.	971,115	19,228,077
Avaya Inc. (1)	513,443	5,288,463
BellSouth Corp.	2,218,644	58,350,337
CenturyTel Inc.	157,380	5,505,152
CIENA Corp. (1)	693,917	1,831,941
Cisco Systems Inc. (1)	7,737,919	138,740,888
Citizens Communications Co.	415,575	5,631,041
Comverse Technology Inc. (1)	243,886	6,406,885
Corning Inc. (1)	1,782,413	34,454,043
JDS Uniphase Corp. (1)	1,992,115	4,422,495
Lucent Technologies Inc. (1)	5,382,050	17,491,663
Motorola Inc.	2,989,591	66,040,065
QUALCOMM Inc.	1,974,139	88,342,720
Qwest Communications International Inc. (1)	1,846,362	7,570,084
SBC Communications Inc.	4,000,451	95,890,810
Scientific-Atlanta Inc.	185,636	6,963,206
Sprint Nextel Corp.	3,551,374	84,451,674
Tellabs Inc. (1)	541,752	5,699,231
Verizon Communications Inc.	3,348,149	109,450,991

		797,258,599
TEXTILES—0.05%
Cintas Corp.	167,119	6,860,235

		6,860,235
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	216,531	4,254,834
Mattel Inc.	488,828	8,153,651

		12,408,485
TRANSPORTATION—1.56%
Burlington Northern Santa Fe Corp.	452,174	27,040,005
CSX Corp.	262,718	12,211,133
FedEx Corp.	366,674	31,948,306
Norfolk Southern Corp.	489,841	19,867,951
Ryder System Inc.	77,503	2,652,153
Union Pacific Corp.	319,400	22,900,980
United Parcel Service Inc. Class B	1,340,681	92,681,278

		209,301,806

TOTAL COMMON STOCKS (Cost: $12,765,449,773)		13,425,780,354

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.06%
CERTIFICATES OF DEPOSIT (3)—0.00%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$13	13
Bank of Nova Scotia
3.63%, 01/03/06	11	11
Credit Suisse First Boston
3.67%, 05/09/06	27	27
Danske Bank
3.70%, 10/17/05	27	27
Dexia Credit Local
3.78%, 08/30/06	13	13
Fortis Bank NY
3.83% - 3.84%, 01/25/06	40	40
HBOS Treasury Services PLC
3.39%, 12/14/05	16	16
HSBC Bank USA N.A.
3.72%, 08/03/06	13	13
Nordea Bank PLC
3.63%, 10/02/06	16	16
Royal Bank of Scotland
3.78%, 06/27/06	13	13
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	42	42
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	74	73
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	21	22
Wells Fargo Bank N.A.
3.73%, 10/06/05	15	15

		341
COMMERCIAL PAPER (3)—0.00%
Alpine Securitization Corp.
3.72%, 10/19/05	54	53
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	264	260
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	90	90
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	94	93
Barton Capital Corp.
3.74%, 10/14/05	40	40
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	54	54
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	32	32
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	94	94
Cantabric Finance LLC
3.73%, 10/31/05	10	10
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	15	15
Chesham Finance LLC
3.68%, 10/11/05	27	27
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	20	20
CRC Funding LLC
3.78%, 10/24/05	15	15

Dorada Finance Inc.
3.76%, 01/26/06	3	3
Fairway Finance LLC
3.75%, 10/20/05	11	11
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	24	24
Ford Credit Auto Receivables
3.77%, 10/17/05	23	23
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	128	128
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	132	133
General Electric Capital Corp.
3.72%, 10/14/05	134	134
Georgetown Funding Co. LLC
3.82%, 11/02/05	52	52
Giro Funding Corp.
3.66%, 10/06/05	13	13
Grampian Funding LLC
3.84%, 01/31/06	27	26
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	13	13
HSBC PLC
3.88%, 02/03/06	8	8
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	40	40
Landale Funding LLC
3.74%, 10/17/05	54	54
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	28	28
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	28	28
Lockhart Funding LLC
3.71%, 10/13/05	11	11
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	51	50
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	48	48
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	75	75
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	51	52
Prudential Funding LLC
3.71%, 10/13/05	27	27
Ranger Funding Co. LLC
3.67%, 10/04/05	15	15
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	27	26
Sedna Finance Inc.
3.92%, 02/21/06	7	7
Societe Generale
3.77%, 10/07/05	35	35
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	110	110
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	66	67
Three Pillars Funding Corp.
3.65%, 10/03/05	16	16
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	39	39
Tulip Funding Corp.
3.79%, 12/01/05	12	12
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	201	201

Windmill Funding Corp.
3.78%, 10/25/05	17	17
Yorktown Capital LLC
3.75%, 10/20/05	23	23

		2,352
LOAN PARTICIPATIONS (3)—0.00%
Army & Air Force Exchange Service
3.67%, 10/03/05	13	13

		13
MEDIUM-TERM NOTES (3)—0.00%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	8	8
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	43	43

		51
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78% (5) (6)	7,573,953	7,573,953

		7,573,953
REPURCHASE AGREEMENTS (3)—0.00%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $844 and effective yields of 3.75% - 3.88%. (7)	$844	844
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $636 and an effective yield of 3.90%. (7)	636	636

		1,480
TIME DEPOSITS (3)—0.00%
Chase Bank USA N.A.
3.88%, 10/03/05	29	29
Lloyds TSB Bank PLC
3.90%, 10/03/05	27	27
Rabobank Nederland NV
3.89%, 10/03/05	94	94

		150
VARIABLE & FLOATING RATE NOTES (3)—0.00%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	50	50
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	92	92
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	44	44
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	60	61
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	82	82
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	17	17

Bank of America N.A.
3.81%, 08/10/06	134	134
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	92	92
BMW US Capital LLC
3.74%, 09/15/06 (4)	27	27
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	51	51
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	72	73
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	7	7
Credit Suisse First Boston
3.77%, 07/19/06	67	67
DEPFA Bank PLC
3.88%, 09/15/06	27	27
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	43	43
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	27	27
Fairway Finance LLC
3.78%, 01/20/06	13	13
Fifth Third Bancorp
3.79%, 09/22/06 (4)	54	54
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	19	18
General Electric Capital Corp.
3.80%, 10/06/06	12	12
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	7	7
Hartford Life Global Funding Trust
3.76%, 08/15/06	27	27
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	80	81
HSBC Bank USA N.A.
3.95%, 05/04/06	9	9
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	78	78
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	104	104
Lothian Mortgages PLC
3.82%, 01/24/06	27	27
Marshall & Ilsley Bank
3.90%, 02/20/06	27	27
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	54	53
Natexis Banques Populaires
3.80%, 10/16/06 (4)	20	20
National City Bank (Ohio)
3.62%, 01/06/06	13	13
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	99	100
Nordea Bank AB
3.71%, 08/11/06 (4)	47	47
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	86	86
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	73	73
Principal Life Income Funding Trusts
3.74%, 05/10/06	20	20
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	89	90

Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	23	22
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	119	119
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	27	27
Strips III LLC
3.88%, 07/24/06 (4) (8)	8	8
SunTrust Bank
3.63%, 04/28/06	40	40
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	60	60
Toyota Motor Credit Corp.
3.87%, 04/10/06	12	12
Unicredito Italiano SpA
3.80%, 06/14/06	35	35
Union Hamilton Special Funding LLC
4.00%, 03/28/06	27	27
US Bank N.A.
3.77%, 09/29/06	12	12
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	62	62
Wells Fargo & Co.
3.76%, 09/15/06 (4)	13	13
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	60	59
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	69	69
Winston Funding Ltd.
3.71%, 10/23/05 (4)	19	19
World Savings Bank
3.69%, 03/09/06	40	40

		2,477

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,580,817)		7,580,817

TOTAL INVESTMENTS IN SECURITIES — 99.95% (Cost: $12,773,030,590)		13,433,361,171
Other Assets, Less Liabilities — 0.05%		7,318,535

NET ASSETS — 100.00%		$13,440,679,706

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—100.03%
ADVERTISING—0.28%
Omnicom Group Inc.	98,226	$ 8,214,640

		8,214,640
AEROSPACE & DEFENSE—2.58%
Boeing Co. (The)	441,949	30,030,435
Lockheed Martin Corp.	195,986	11,962,985
Rockwell Collins Inc.	95,209	4,600,499
United Technologies Corp.	551,902	28,610,600

		75,204,519
AGRICULTURE—2.96%
Altria Group Inc.	1,117,749	82,389,279
UST Inc.	88,526	3,705,698

		86,094,977
APPAREL—0.51%
Coach Inc. (1)	204,971	6,427,891
Nike Inc. Class B	102,757	8,393,192

		14,821,083
AUTO PARTS & EQUIPMENT—0.07%
Goodyear Tire & Rubber Co. (The) (1)	94,547	1,473,988
Visteon Corp.	68,371	668,668

		2,142,656
BEVERAGES—4.20%
Anheuser-Busch Companies Inc.	418,349	18,005,741
Brown-Forman Corp. Class B (2)	44,596	2,655,246
Coca-Cola Co. (The)	1,118,273	48,298,211
Pepsi Bottling Group Inc.	74,586	2,129,430
PepsiCo Inc.	899,316	51,000,210

		122,088,838
BIOTECHNOLOGY—2.37%
Amgen Inc. (1)	664,488	52,939,759
Genzyme Corp. (1)	138,236	9,903,227
MedImmune Inc. (1)	132,710	4,465,691
Millipore Corp. (1)	27,694	1,741,676

		69,050,353
BUILDING MATERIALS—0.16%
American Standard Companies Inc.	98,840	4,601,002

		4,601,002
CHEMICALS—1.29%
Du Pont (E.I.) de Nemours and Co.	535,747	20,985,210
Ecolab Inc.	98,985	3,160,591
Hercules Inc. (1)	60,741	742,255
International Flavors & Fragrances Inc.	43,840	1,562,458

Praxair Inc.	174,397	8,358,848
Sherwin-Williams Co. (The)	61,181	2,696,247

		37,505,609
COMMERCIAL SERVICES—0.99%
Apollo Group Inc. Class A (1)	78,654	5,221,839
Block (H & R) Inc.	174,923	4,194,654
Equifax Inc.	70,052	2,447,617
Moody’s Corp.	135,960	6,944,837
Paychex Inc.	179,136	6,642,363
Robert Half International Inc.	91,150	3,244,028

		28,695,338
COMPUTERS—5.02%
Apple Computer Inc. (1)	446,919	23,959,328
Dell Inc. (1)	1,291,180	44,158,356
Gateway Inc. (1)	146,718	396,139
International Business Machines Corp.	859,440	68,944,277
Lexmark International Inc. (1)	63,961	3,904,819
Network Appliance Inc. (1)	198,271	4,706,954

		146,069,873
COSMETICS & PERSONAL CARE—4.53%
Avon Products Inc.	253,926	6,856,002
Colgate-Palmolive Co.	279,747	14,767,844
Gillette Co. (The)	483,884	28,162,049
Procter & Gamble Co.	1,378,384	81,958,713

		131,744,608
DIVERSIFIED FINANCIAL SERVICES—2.45%
American Express Co.	667,811	38,359,064
Federated Investors Inc. Class B	45,481	1,511,334
Franklin Resources Inc.	79,854	6,704,542
Schwab (Charles) Corp. (The)	559,080	8,067,524
SLM Corp.	224,873	12,062,188
T. Rowe Price Group Inc.	69,931	4,566,494

		71,271,146
ELECTRIC—0.70%
AES Corp. (The) (1)	352,100	5,785,003
TXU Corp.	129,288	14,594,029

		20,379,032
ELECTRICAL COMPONENTS & EQUIPMENT—0.55%
Emerson Electric Co.	222,479	15,973,992

		15,973,992
ELECTRONICS—0.09%
Waters Corp. (1)	61,939	2,576,662

		2,576,662
ENGINEERING & CONSTRUCTION—0.10%
Fluor Corp.	46,682	3,005,387

		3,005,387
ENTERTAINMENT—0.17%
International Game Technology Inc.	183,828	4,963,356

		4,963,356
FOOD—2.03%
Campbell Soup Co.	99,416	2,957,626
General Mills Inc.	197,449	9,517,042
Heinz (H.J.) Co.	183,489	6,704,688

Hershey Co. (The)	98,729	5,559,430
Kellogg Co.	137,789	6,356,207
McCormick & Co. Inc. NVS	72,110	2,352,949
Sara Lee Corp.	423,160	8,018,882
Sysco Corp.	340,938	10,695,225
Wrigley (William Jr.) Co.	96,699	6,950,724

		59,112,773
HAND & MACHINE TOOLS—0.12%
Black & Decker Corp.	43,333	3,557,206

		3,557,206
HEALTH CARE - PRODUCTS—7.25%
Bard (C.R.) Inc.	56,717	3,745,024
Baxter International Inc.	335,263	13,366,936
Becton, Dickinson & Co.	134,794	7,067,249
Biomet Inc.	134,507	4,668,738
Boston Scientific Corp. (1)	317,680	7,424,182
Guidant Corp.	177,746	12,244,922
Johnson & Johnson	1,602,071	101,379,053
Medtronic Inc.	652,241	34,973,162
St. Jude Medical Inc. (1)	196,679	9,204,577
Stryker Corp.	156,291	7,725,464
Zimmer Holdings Inc. (1)	133,070	9,167,192

		210,966,499
HEALTH CARE - SERVICES—2.04%
Coventry Health Care Inc. (1)	57,868	4,977,805
HCA Inc.	243,413	11,664,351
Quest Diagnostics Inc.	89,512	4,523,936
UnitedHealth Group Inc.	680,284	38,231,961

		59,398,053
HOME FURNISHINGS—0.03%
Maytag Corp.	42,700	779,702

		779,702
HOUSEHOLD PRODUCTS & WARES—1.01%
Avery Dennison Corp.	59,475	3,115,895
Clorox Co. (The)	81,761	4,541,006
Fortune Brands Inc.	78,721	6,402,379
Kimberly-Clark Corp.	256,516	15,270,397

		29,329,677
HOUSEWARES—0.12%
Newell Rubbermaid Inc.	148,250	3,357,862

		3,357,862
INSURANCE—0.38%
Progressive Corp. (The)	106,211	11,127,726

		11,127,726
INTERNET—2.20%
eBay Inc. (1)	597,914	24,634,057
Monster Worldwide Inc. (1)	65,463	2,010,369
Symantec Corp. (1)	645,108	14,618,147
Yahoo! Inc. (1)	675,347	22,853,742

		64,116,315
IRON & STEEL—0.05%
Allegheny Technologies Inc.	45,149	1,398,716

		1,398,716

LEISURE TIME—0.25%
Harley-Davidson Inc.	147,618	7,150,616

		7,150,616
LODGING—0.56%
Harrah’s Entertainment Inc.	99,012	6,454,592
Hilton Hotels Corp.	176,165	3,932,003
Marriott International Inc. Class A	92,081	5,801,103

		16,187,698
MACHINERY—0.91%
Caterpillar Inc.	364,490	21,413,787
Rockwell Automation Inc.	97,888	5,178,275

		26,592,062
MANUFACTURING—7.88%
Danaher Corp.	127,820	6,880,551
General Electric Co.	5,709,243	192,230,212
3M Co.	412,043	30,227,473

		229,338,236
MEDIA—0.41%
Dow Jones & Co. Inc.	31,567	1,205,544
McGraw-Hill Companies Inc. (The)	201,107	9,661,180
Meredith Corp.	22,918	1,143,379

		12,010,103
MINING—0.16%
Freeport-McMoRan Copper & Gold Inc.	95,545	4,642,532

		4,642,532
OFFICE & BUSINESS EQUIPMENT—0.18%
Pitney Bowes Inc.	123,364	5,149,213

		5,149,213
OIL & GAS—8.25%
EOG Resources Inc.	129,312	9,685,469
Exxon Mobil Corp.	3,395,734	215,764,938
Sunoco Inc.	73,634	5,758,179
XTO Energy Inc.	194,851	8,830,647

		240,039,233
OIL & GAS SERVICES—2.15%
Baker Hughes Inc.	183,477	10,949,907
BJ Services Co.	173,770	6,253,982
Halliburton Co.	273,758	18,757,898
Schlumberger Ltd.	316,840	26,734,959

		62,696,746
PACKAGING & CONTAINERS—0.07%
Ball Corp.	58,678	2,155,830

		2,155,830
PHARMACEUTICALS—7.21%
Abbott Laboratories	837,158	35,495,499
Allergan Inc.	70,524	6,461,409
Bristol-Myers Squibb Co. (2)	1,053,364	25,343,938
Express Scripts Inc. (1)	80,105	4,982,531
Forest Laboratories Inc. (1)	183,328	7,144,292
Gilead Sciences Inc. (1)	245,549	11,972,969
Hospira Inc. (1)	86,105	3,527,722
Lilly (Eli) & Co.	610,635	32,681,185
Merck & Co. Inc.	1,182,470	32,175,009

Schering-Plough Corp.	795,131	16,737,508
Wyeth	722,314	33,421,469

		209,943,531
PIPELINES—0.17%
Kinder Morgan Inc.	51,384	4,941,085

		4,941,085
REAL ESTATE INVESTMENT TRUSTS—0.35%
Public Storage Inc.	44,427	2,976,609
Simon Property Group Inc.	98,489	7,300,005

		10,276,614
RETAIL—8.37%
AutoZone Inc. (1)	29,888	2,488,176
Bed Bath & Beyond Inc. (1)	159,459	6,407,063
Best Buy Co. Inc.	218,015	9,490,193
Darden Restaurants Inc.	72,168	2,191,742
Dollar General Corp.	172,833	3,169,757
Home Depot Inc.	1,152,711	43,964,398
Limited Brands Inc.	187,726	3,835,242
Lowe’s Companies Inc.	419,900	27,041,560
Nordstrom Inc.	119,057	4,086,036
RadioShack Corp.	72,331	1,793,809
Staples Inc.	396,387	8,450,971
Starbucks Corp. (1)	206,937	10,367,544
Target Corp.	476,452	24,742,152
TJX Companies Inc.	251,158	5,143,716
Walgreen Co.	550,629	23,924,830
Wal-Mart Stores Inc.	1,345,135	58,943,816
Yum! Brands Inc.	153,934	7,451,945

		243,492,950
SEMICONDUCTORS—5.39%
Altera Corp. (1)	200,681	3,835,014
Analog Devices Inc.	200,848	7,459,495
Broadcom Corp. Class A (1)	152,063	7,133,275
Intel Corp.	3,281,488	80,888,679
Linear Technology Corp.	165,420	6,218,138
Maxim Integrated Products Inc.	176,847	7,542,525
National Semiconductor Corp.	184,979	4,864,948
NVIDIA Corp. (1)	90,808	3,112,898
PMC-Sierra Inc. (1)	97,369	857,821
Texas Instruments Inc.	874,124	29,632,804
Xilinx Inc.	188,382	5,246,439

		156,792,036
SOFTWARE—7.50%
Adobe Systems Inc.	265,109	7,913,504
Autodesk Inc.	123,114	5,717,414
Automatic Data Processing Inc.	312,478	13,449,053
Citrix Systems Inc. (1)	91,628	2,303,528
Electronic Arts Inc. (1)	163,296	9,289,909
First Data Corp.	415,534	16,621,360
IMS Health Inc.	121,558	3,059,615
Intuit Inc. (1)	97,579	4,372,515
Mercury Interactive Corp. (1)	46,516	1,842,034
Microsoft Corp.	4,961,776	127,666,496
Oracle Corp. (1)	2,031,110	25,165,453
Parametric Technology Corp. (1)	145,573	1,014,644

		218,415,525

TELECOMMUNICATIONS—4.55%
Avaya Inc. (1)	227,863	2,346,989
Cisco Systems Inc. (1)	3,441,807	61,711,599
Citizens Communications Co.	184,618	2,501,574
Corning Inc. (1)	792,806	15,324,940
Lucent Technologies Inc. (1)	2,397,169	7,790,799
QUALCOMM Inc.	878,089	39,294,483
Qwest Communications International Inc. (1)	819,849	3,361,381

		132,331,765
TRANSPORTATION—1.42%
United Parcel Service Inc. Class B	596,335	41,224,639

		41,224,639

TOTAL COMMON STOCKS (Cost: $2,648,844,842)		2,910,928,014

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.04%
CERTIFICATES OF DEPOSIT (3)—0.00%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$ 336	335
Bank of Nova Scotia
3.63%, 01/03/06	268	268
Credit Suisse First Boston
3.67%, 05/09/06	670	670
Danske Bank
3.70%, 10/17/05	670	670
Dexia Credit Local
3.78%, 08/30/06	335	335
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,005	1,005
HBOS Treasury Services PLC
3.39%, 12/14/05	402	402
HSBC Bank USA N.A.
3.72%, 08/03/06	335	335
Nordea Bank PLC
3.63%, 10/02/06	402	402
Royal Bank of Scotland
3.78%, 06/27/06	335	335
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	1,038	1,038
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	1,842	1,842
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	536	536
Wells Fargo Bank N.A.
3.73%, 10/06/05	368	368

		8,541
COMMERCIAL PAPER (3)—0.00%
Alpine Securitization Corp.
3.72%, 10/19/05	1,339	1,338
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	6,594	6,579
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	2,238	2,233
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	2,344	2,343

Barton Capital Corp.
3.74%, 10/14/05	1,005	1,003
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	1,339	1,339
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	799	796
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	2,351	2,348
Cantabric Finance LLC
3.73%, 10/31/05	257	257
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	381	380
Chesham Finance LLC
3.68%, 10/11/05	670	669
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	505	503
CRC Funding LLC
3.78%, 10/24/05	368	368
Dorada Finance Inc.
3.76%, 01/26/06	67	66
Fairway Finance LLC
3.75%, 10/20/05	268	268
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	601	600
Ford Credit Auto Receivables
3.77%, 10/17/05	583	582
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	3,210	3,202
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	3,307	3,304
General Electric Capital Corp.
3.72%, 10/14/05	3,349	3,345
Georgetown Funding Co. LLC
3.82%, 11/02/05	1,309	1,305
Giro Funding Corp.
3.66%, 10/06/05	335	335
Grampian Funding LLC
3.84%, 01/31/06	670	661
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	335	335
HSBC PLC
3.88%, 02/03/06	201	198
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	1,001	1,000
Landale Funding LLC
3.74%, 10/17/05	1,339	1,337
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	703	703
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	705	704
Lockhart Funding LLC
3.71%, 10/13/05	279	279
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	1,272	1,270
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	1,195	1,193
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	1,875	1,870
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	1,277	1,274
Prudential Funding LLC
3.71%, 10/13/05	670	669

Ranger Funding Co. LLC
3.67%, 10/04/05	369	369
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	670	660
Sedna Finance Inc.
3.92%, 02/21/06	167	165
Societe Generale
3.77%, 10/07/05	868	868
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	2,741	2,738
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	1,661	1,660
Three Pillars Funding Corp.
3.65%, 10/03/05	402	402
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	974	971
Tulip Funding Corp.
3.79%, 12/01/05	301	299
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	5,023	5,022
Windmill Funding Corp.
3.78%, 10/25/05	435	434
Yorktown Capital LLC
3.75%, 10/20/05	569	568

		58,812
LOAN PARTICIPATIONS (3)—0.00%
Army & Air Force Exchange Service
3.67%, 10/03/05	335	335

		335
MEDIUM-TERM NOTES (3)—0.00%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	208	208
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	1,072	1,072

		1,280
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5) (6)	1,067,576	1,067,576

		1,067,576
REPURCHASE AGREEMENTS (3)—0.00%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $21,103 and effective yields of 3.75% - 3.88%. (7)	$ 21,095	21,095
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $15,911 and an effective yield of 3.90%. (7)	15,905	15,905

		37,000
TIME DEPOSITS (3)—0.00%
Chase Bank USA N.A.
3.88%, 10/03/05	729	729

Lloyds TSB Bank PLC
3.90%, 10/03/05	670	670
Rabobank Nederland NV
3.89%, 10/03/05	2,344	2,344

		3,743
VARIABLE & FLOATING RATE NOTES (3)—0.00%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	1,246	1,246
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	2,310	2,310
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	1,105	1,105
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	1,507	1,506
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	2,043	2,044
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	435	435
Bank of America N.A.
3.81%, 08/10/06	3,349	3,348
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	2,304	2,304
BMW US Capital LLC
3.74%, 09/15/06 (4)	670	670
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	1,272	1,273
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	1,801	1,801
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	167	167
Credit Suisse First Boston
3.77%, 07/19/06	1,674	1,674
DEPFA Bank PLC
3.88%, 09/15/06	670	670
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	1,065	1,064
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	670	670
Fairway Finance LLC
3.78%, 01/20/06	335	335
Fifth Third Bancorp
3.79%, 09/22/06 (4)	1,339	1,339
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	469	469
General Electric Capital Corp.
3.80%, 10/06/06	301	302
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	167	167
Hartford Life Global Funding Trust
3.76%, 08/15/06	670	670
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	2,009	2,010
HSBC Bank USA N.A.
3.95%, 05/04/06	234	234
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	1,942	1,943
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	2,612	2,613
Lothian Mortgages PLC
3.82%, 01/24/06	670	670
Marshall & Ilsley Bank
3.90%, 02/20/06	670	670

Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	1,339	1,340
Natexis Banques Populaires
3.80%, 10/16/06 (4)	502	502
National City Bank (Ohio)
3.62%, 01/06/06	335	335
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	2,478	2,479
Nordea Bank AB
3.71%, 08/11/06 (4)	1,172	1,172
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	2,143	2,143
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	1,822	1,821
Principal Life Income Funding Trusts
3.74%, 05/10/06	502	502
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	2,235	2,235
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	569	569
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	2,987	2,988
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	670	670
Strips III LLC
3.88%, 07/24/06 (4) (8)	193	193
SunTrust Bank
3.63%, 04/28/06	1,005	1,005
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	1,493	1,493
Toyota Motor Credit Corp.
3.87%, 04/10/06	301	301
Unicredito Italiano SpA
3.80%, 06/14/06	871	870
Union Hamilton Special Funding LLC
4.00%, 03/28/06	670	670
US Bank N.A.
3.77%, 09/29/06	301	301
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	1,547	1,546
Wells Fargo & Co.
3.76%, 09/15/06 (4)	335	335
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	1,507	1,506
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	1,714	1,714
Winston Funding Ltd.
3.71%, 10/23/05 (4)	478	478
World Savings Bank
3.69%, 03/09/06	1,005	1,005

		61,882

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,239,169)		1,239,169

TOTAL INVESTMENTS IN SECURITIES — 100.07% (Cost: $2,650,084,011)		2,912,167,183
Other Assets, Less Liabilities — (0.07)%		(1,957,318)

NET ASSETS — 100.00%		$2,910,209,865

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.91%
ADVERTISING—0.09%
Interpublic Group of Companies Inc. (1)	224,244	$ 2,610,200

		2,610,200
AEROSPACE & DEFENSE—1.32%
General Dynamics Corp.	106,458	12,727,054
Goodrich (B.F.) Co.	64,490	2,859,487
L-3 Communications Holdings Inc.	62,895	4,973,108
Northrop Grumman Corp.	189,104	10,277,802
Raytheon Co.	239,005	9,086,970

		39,924,421
AGRICULTURE—0.70%
Archer-Daniels-Midland Co.	344,476	8,494,778
Monsanto Co.	142,254	8,926,438
Reynolds American Inc.	45,304	3,761,138

		21,182,354
AIRLINES—0.18%
Southwest Airlines Co.	367,175	5,452,549

		5,452,549
APPAREL—0.28%
Jones Apparel Group Inc.	62,743	1,788,175
Liz Claiborne Inc.	56,872	2,236,207
Reebok International Ltd.	27,856	1,575,814
VF Corp.	47,338	2,744,184

		8,344,380
AUTO MANUFACTURERS—0.86%
Ford Motor Co.	981,295	9,675,569
General Motors Corp. (2)	299,462	9,166,532
Navistar International Corp. (1)	32,691	1,060,169
PACCAR Inc.	90,858	6,168,350

		26,070,620
AUTO PARTS & EQUIPMENT—0.28%
Cooper Tire & Rubber Co.	32,441	495,374
Dana Corp.	79,123	744,547
Delphi Corp.	295,613	815,892
Johnson Controls Inc.	102,045	6,331,892

		8,387,705
BANKS—11.68%
AmSouth Bancorp	185,727	4,691,464
Bank of America Corp.	2,128,242	89,598,988
Bank of New York Co. Inc. (The)	412,244	12,124,096
BB&T Corp.	289,953	11,322,665
Comerica Inc.	88,652	5,221,603
Compass Bancshares Inc.	65,983	3,024,001

Fifth Third Bancorp	294,513	10,817,462
First Horizon National Corp.	66,343	2,411,568
Huntington Bancshares Inc.	122,430	2,751,002
KeyCorp	216,729	6,989,510
M&T Bank Corp.	42,820	4,526,502
Marshall & Ilsley Corp.	109,810	4,777,833
Mellon Financial Corp.	221,420	7,078,797
National City Corp.	301,147	10,070,356
North Fork Bancorp Inc.	253,311	6,459,430
Northern Trust Corp.	98,369	4,972,553
PNC Financial Services Group	153,970	8,933,339
Regions Financial Corp.	243,840	7,588,301
State Street Corp.	175,216	8,571,567
SunTrust Banks Inc.	191,998	13,334,261
Synovus Financial Corp.	165,232	4,580,231
U.S. Bancorp	968,019	27,181,974
Wachovia Corp.	835,466	39,759,827
Wells Fargo & Co.	894,110	52,368,023
Zions Bancorporation	47,810	3,404,550

		352,559,903
BEVERAGES—0.26%
Coca-Cola Enterprises Inc.	159,738	3,114,891
Constellation Brands Inc. (1)	103,978	2,703,428
Molson Coors Brewing Co. Class B	30,317	1,940,591

		7,758,910
BIOTECHNOLOGY—0.32%
Biogen Idec Inc. (1)	179,149	7,072,803
Chiron Corp. (1)	57,750	2,519,055

		9,591,858
BUILDING MATERIALS—0.36%
Masco Corp.	227,897	6,991,880
Vulcan Materials Co.	54,147	4,018,249

		11,010,129
CHEMICALS—1.48%
Air Products & Chemicals Inc.	117,497	6,478,785
Ashland Inc.	39,331	2,172,644
Dow Chemical Co. (The)	510,879	21,288,328
Eastman Chemical Co.	43,164	2,027,413
Engelhard Corp.	63,713	1,778,230
PPG Industries Inc.	90,042	5,329,586
Rohm & Haas Co.	77,042	3,168,737
Sigma-Aldrich Corp.	35,771	2,291,490

		44,535,213
COMMERCIAL SERVICES—0.81%
Cendant Corp.	554,111	11,436,851
Convergys Corp. (1)	73,998	1,063,351
Donnelley (R.R.) & Sons Co.	113,654	4,213,154
McKesson Corp.	163,278	7,747,541

		24,460,897
COMPUTERS—2.87%
Affiliated Computer Services Inc. Class A (1)	66,487	3,630,190
Computer Sciences Corp. (1)	97,824	4,628,053
Electronic Data Systems Corp.	275,033	6,171,741
EMC Corp. (1)	1,276,710	16,520,627
Hewlett-Packard Co.	1,517,499	44,310,971
NCR Corp. (1)	98,465	3,142,018
Sun Microsystems Inc. (1)	1,805,622	7,078,038
Unisys Corp. (1)	181,152	1,202,849

		86,684,487

COSMETICS & PERSONAL CARE—0.06%
Alberto-Culver Co.	39,956	1,788,031

		1,788,031
DISTRIBUTION & WHOLESALE—0.21%
Genuine Parts Co.	92,138	3,952,720
Grainger (W.W.) Inc.	40,139	2,525,546

		6,478,266
DIVERSIFIED FINANCIAL SERVICES—13.33%
Ameriprise Financial Inc. (1)	131,461	4,706,304
Bear Stearns Companies Inc. (The)	59,613	6,542,527
Capital One Financial Corp.	152,888	12,157,654
CIT Group Inc.	106,903	4,829,878
Citigroup Inc.	2,738,545	124,658,568
Countrywide Financial Corp.	314,883	10,384,841
E*TRADE Financial Corp. (1)	196,677	3,461,515
Federal Home Loan Mortgage Corp.	365,978	20,663,118
Federal National Mortgage Association	512,642	22,976,614
Goldman Sachs Group Inc. (The)	246,283	29,943,087
Janus Capital Group Inc.	118,116	1,706,776
JP Morgan Chase & Co.	1,860,684	63,133,008
Lehman Brothers Holdings Inc.	144,130	16,788,262
MBNA Corp.	666,176	16,414,577
Merrill Lynch & Co. Inc.	490,645	30,101,071
Morgan Stanley	575,269	31,030,010
Providian Financial Corp. (1)	156,391	2,764,993

		402,262,803
ELECTRIC—5.90%
Allegheny Energy Inc. (1) (2)	86,304	2,651,259
Ameren Corp.	107,995	5,776,653
American Electric Power Co. Inc.	208,197	8,265,421
Calpine Corp. (1) (2)	299,417	775,490
CenterPoint Energy Inc.	164,123	2,440,509
Cinergy Corp.	105,404	4,680,992
CMS Energy Corp. (1)	116,135	1,910,421
Consolidated Edison Inc.	129,504	6,287,419
Constellation Energy Group Inc.	94,327	5,810,543
Dominion Resources Inc.	180,487	15,547,150
DTE Energy Co.	94,144	4,317,444
Duke Energy Corp.	490,616	14,311,269
Edison International	172,527	8,157,077
Entergy Corp.	109,919	8,169,180
Exelon Corp.	355,147	18,979,056
FirstEnergy Corp.	174,664	9,103,488
FPL Group Inc.	208,656	9,932,026
PG&E Corp.	197,541	7,753,484
Pinnacle West Capital Corp.	52,356	2,307,852
PPL Corp.	201,137	6,502,759
Progress Energy Inc.	133,148	5,958,373
Public Service Enterprise Group Inc.	126,571	8,146,110
Southern Co. (The)	395,514	14,143,581
TECO Energy Inc.	110,104	1,984,074
Xcel Energy Inc.	213,200	4,180,852

		178,092,482
ELECTRICAL COMPONENTS & EQUIPMENT—0.15%
American Power Conversion Corp.	90,629	2,347,291
Molex Inc.	76,799	2,048,997

		4,396,288

ELECTRONICS—0.91%
Agilent Technologies Inc. (1)	261,686	8,570,216
Applera Corp.—Applied Biosystems Group	103,519	2,405,782
Fisher Scientific International Inc. (1)	64,539	4,004,645
Jabil Circuit Inc. (1)	91,136	2,817,925
PerkinElmer Inc.	68,851	1,402,495
Sanmina-SCI Corp. (1)	279,626	1,199,596
Solectron Corp. (1)	515,050	2,013,845
Symbol Technologies Inc.	129,259	1,251,227
Tektronix Inc.	44,773	1,129,623
Thermo Electron Corp. (1)	85,709	2,648,408

		27,443,762
ENVIRONMENTAL CONTROL—0.31%
Allied Waste Industries Inc. (1)	115,610	976,905
Waste Management Inc.	297,653	8,515,852

		9,492,757
FOOD—1.01%
Albertson’s Inc.	195,249	5,008,137
ConAgra Foods Inc.	274,221	6,786,970
Kroger Co. (1)	383,367	7,893,527
Safeway Inc.	237,807	6,087,859
SUPERVALU Inc.	72,203	2,246,957
Tyson Foods Inc. Class A	133,531	2,410,235

		30,433,685
FOREST PRODUCTS & PAPER—1.05%
Georgia-Pacific Corp.	137,911	4,697,249
International Paper Co.	259,730	7,739,954
Louisiana-Pacific Corp.	58,930	1,631,772
MeadWestvaco Corp.	97,509	2,693,199
Plum Creek Timber Co. Inc.	97,378	3,691,600
Temple-Inland Inc.	59,876	2,445,935
Weyerhaeuser Co.	129,718	8,918,113

		31,817,822
GAS—0.50%
KeySpan Corp.	92,510	3,402,518
Nicor Inc. (2)	23,324	980,308
NiSource Inc.	144,638	3,507,472
Peoples Energy Corp.	20,316	800,044
Sempra Energy	135,754	6,388,583

		15,078,925
HAND & MACHINE TOOLS—0.10%
Snap-On Inc.	30,764	1,111,196
Stanley Works (The)	38,475	1,796,013

		2,907,209
HEALTH CARE - PRODUCTS—0.08%
Bausch & Lomb Inc.	28,498	2,299,219

		2,299,219
HEALTH CARE—SERVICES—1.75%
Aetna Inc.	153,557	13,227,400
Health Management Associates Inc. Class A	131,164	3,078,419
Humana Inc. (1)	85,979	4,116,675
Laboratory Corp. of America Holdings (1)	71,720	3,493,481
Manor Care Inc.	41,911	1,609,802
Tenet Healthcare Corp. (1)	248,556	2,791,284
WellPoint Inc. (1)	325,000	24,641,500

		52,958,561

HOME BUILDERS—0.58%
Centex Corp.	67,941	4,387,630
Horton (D.R.) Inc.	144,270	5,225,459
KB Home	41,105	3,008,886
Pulte Homes Inc.	113,696	4,879,832

		17,501,807
HOME FURNISHINGS—0.09%
Whirlpool Corp.	35,430	2,684,531

		2,684,531
INSURANCE—9.08%
ACE Ltd.	152,689	7,187,071
AFLAC Inc.	265,693	12,035,893
Allstate Corp. (The)	347,854	19,232,848
Ambac Financial Group Inc.	56,689	4,085,009
American International Group Inc.	1,374,577	85,168,791
AON Corp.	168,813	5,415,521
Chubb Corp.	105,031	9,405,526
CIGNA Corp.	68,080	8,023,909
Cincinnati Financial Corp.	92,525	3,875,872
Hartford Financial Services Group Inc.	158,601	12,239,239
Jefferson-Pilot Corp.	71,424	3,654,766
Lincoln National Corp.	91,417	4,755,512
Loews Corp.	71,845	6,639,196
Marsh & McLennan Companies Inc.	283,449	8,614,015
MBIA Inc.	71,041	4,306,505
MetLife Inc.	400,657	19,964,738
MGIC Investment Corp.	49,310	3,165,702
Principal Financial Group Inc.	148,102	7,015,592
Prudential Financial Inc.	271,698	18,355,917
SAFECO Corp.	66,291	3,538,614
St. Paul Travelers Companies Inc.	357,741	16,051,839
Torchmark Corp.	55,347	2,923,982
UNUMProvident Corp.	158,077	3,240,579
XL Capital Ltd. Class A	74,410	5,062,112

		273,958,748
IRON & STEEL—0.25%
Nucor Corp.	82,802	4,884,490
United States Steel Corp. (2)	60,594	2,566,156

		7,450,646
LEISURE TIME—0.49%
Brunswick Corp.	51,559	1,945,321
Carnival Corp.	228,564	11,423,629
Sabre Holdings Corp.	69,285	1,405,100

		14,774,050
LODGING—0.22%
Starwood Hotels & Resorts Worldwide Inc.	115,371	6,595,760

		6,595,760
MACHINERY—0.33%
Cummins Inc.	24,636	2,167,722
Deere & Co.	127,717	7,816,280

		9,984,002
MANUFACTURING—3.24%
Cooper Industries Ltd.	49,158	3,398,784

Dover Corp.	107,196	4,372,525
Eastman Kodak Co.	152,022	3,698,695
Eaton Corp.	78,120	4,964,526
Honeywell International Inc.	452,902	16,983,825
Illinois Tool Works Inc.	110,549	9,101,499
Ingersoll-Rand Co. Class A	178,605	6,828,069
ITT Industries Inc.	49,136	5,581,850
Leggett & Platt Inc.	100,113	2,022,283
Pall Corp.	66,111	1,818,053
Parker Hannifin Corp.	63,418	4,078,412
Textron Inc.	70,895	5,084,589
Tyco International Ltd.	1,071,953	29,853,891

		97,787,001
MEDIA—6.08%
Clear Channel Communications Inc.	287,357	9,451,172
Comcast Corp. Class A (1)	1,163,122	34,172,524
Gannett Co. Inc.	129,218	8,894,075
Knight Ridder Inc.	36,779	2,158,192
New York Times Co. Class A	77,032	2,291,702
News Corp. Class A	1,297,427	20,226,887
Time Warner Inc.	2,486,363	45,028,034
Tribune Co.	140,525	4,762,392
Univision Communications Inc. Class A (1)	122,000	3,236,660
Viacom Inc. Class B	839,657	27,717,078
Walt Disney Co. (The)	1,064,665	25,690,366

		183,629,082
MINING—0.96%
Alcoa Inc.	462,011	11,282,309
Newmont Mining Corp.	236,302	11,146,365
Phelps Dodge Corp.	51,335	6,669,957

		29,098,631
OFFICE & BUSINESS EQUIPMENT—0.23%
Xerox Corp. (1)	508,042	6,934,773

		6,934,773
OIL & GAS—9.15%
Amerada Hess Corp.	42,337	5,821,338
Anadarko Petroleum Corp.	125,165	11,984,549
Apache Corp.	174,156	13,100,014
Burlington Resources Inc.	201,809	16,411,108
Chevron Corp.	1,192,810	77,210,591
ConocoPhillips	737,287	51,543,734
Devon Energy Corp.	240,033	16,475,865
Kerr-McGee Corp.	61,142	5,937,500
Marathon Oil Corp.	193,839	13,361,322
Murphy Oil Corp.	86,894	4,333,404
Nabors Industries Ltd. (1)	83,455	5,994,573
Noble Corp.	72,456	4,960,338
Occidental Petroleum Corp.	211,744	18,089,290
Rowan Companies Inc.	57,708	2,048,057
Transocean Inc. (1)	174,110	10,674,684
Valero Energy Corp.	161,853	18,299,100

		276,245,467
OIL & GAS SERVICES—0.37%
National Oilwell Varco Inc. (1)	91,899	6,046,954
Weatherford International Ltd. (1)	73,350	5,036,211

		11,083,165

PACKAGING & CONTAINERS—0.16%
Bemis Co. Inc.	56,449	1,394,290
Pactiv Corp. (1)	79,190	1,387,409
Sealed Air Corp. (1)	43,842	2,080,741

		4,862,440
PHARMACEUTICALS—4.74%
AmerisourceBergen Corp.	55,011	4,252,350
Cardinal Health Inc.	226,053	14,340,802
Caremark Rx Inc. (1)	238,311	11,898,868
King Pharmaceuticals Inc. (1)	128,467	1,975,822
Medco Health Solutions Inc. (1)	161,186	8,837,828
Mylan Laboratories Inc.	115,830	2,230,886
Pfizer Inc.	3,904,064	97,484,477
Watson Pharmaceuticals Inc. (1)	55,236	2,022,190

		143,043,223
PIPELINES—0.44%
Dynegy Inc. Class A (1)	151,761	714,794
El Paso Corp.	349,051	4,851,809
Williams Companies Inc.	302,979	7,589,624

		13,156,227
REAL ESTATE INVESTMENT TRUSTS—1.01%
Apartment Investment & Management Co. Class A	50,593	1,961,997
Archstone-Smith Trust	112,097	4,469,307
Equity Office Properties Trust	217,399	7,111,121
Equity Residential	152,184	5,760,164
ProLogis	130,786	5,795,128
Vornado Realty Trust	62,485	5,412,451

		30,510,168
RETAIL—3.35%
AutoNation Inc. (1)	95,560	1,908,333
Big Lots Inc. (1)	59,834	657,576
Circuit City Stores Inc.	87,170	1,495,837
Costco Wholesale Corp.	253,769	10,934,906
CVS Corp.	430,506	12,488,979
Dillard’s Inc. Class A	34,106	712,133
Family Dollar Stores Inc.	87,212	1,732,902
Federated Department Stores Inc.	140,407	9,389,016
Gap Inc. (The)	307,121	5,353,119
Kohl’s Corp. (1)	182,517	9,158,703
McDonald’s Corp.	662,074	22,172,858
Office Depot Inc. (1)	167,663	4,979,591
OfficeMax Inc.	37,618	1,191,362
Penney (J.C.) Co. Inc.	132,712	6,293,203
Sears Holdings Corp. (1)	54,117	6,733,237
Tiffany & Co.	75,483	3,001,959
Wendy’s International Inc.	61,285	2,767,018

		100,970,732
SAVINGS & LOANS—1.01%
Golden West Financial Corp.	135,306	8,035,823
Sovereign Bancorp Inc.	191,679	4,224,605
Washington Mutual Inc.	465,713	18,265,264

		30,525,692
SEMICONDUCTORS—1.40%
Advanced Micro Devices Inc. (1)	211,123	5,320,300
Applied Materials Inc.	859,279	14,573,372
Applied Micro Circuits Corp. (1)	162,162	486,486
Freescale Semiconductor Inc. Class B (1)	214,694	5,062,485

KLA-Tencor Corp.	104,718	5,106,050
LSI Logic Corp. (1)	206,965	2,038,605
Micron Technology Inc. (1)	326,149	4,337,782
Novellus Systems Inc.	73,404	1,840,972
QLogic Corp. (1)	48,213	1,648,885
Teradyne Inc. (1)	104,141	1,718,327

		42,133,264
SOFTWARE—0.67%
BMC Software Inc. (1)	115,502	2,437,092
Computer Associates International Inc.	245,329	6,822,599
Compuware Corp. (1)	206,224	1,959,128
Fiserv Inc. (1)	99,699	4,573,193
Novell Inc. (1)	202,001	1,504,907
Siebel Systems Inc.	277,092	2,862,360

		20,159,279
TELECOMMUNICATIONS—7.24%
ADC Telecommunications Inc. (1)	61,947	1,416,108
Alltel Corp.	202,194	13,164,851
Andrew Corp. (1)	86,477	964,219
AT&T Corp.	424,695	8,408,961
BellSouth Corp.	970,495	25,524,019
CenturyTel Inc.	68,871	2,409,108
CIENA Corp. (1)	307,809	812,616
Comverse Technology Inc. (1)	106,782	2,805,163
JDS Uniphase Corp. (1)	872,460	1,936,861
Motorola Inc.	1,307,741	28,887,999
SBC Communications Inc.	1,749,984	41,947,116
Scientific-Atlanta Inc.	81,297	3,049,450
Sprint Nextel Corp.	1,553,522	36,942,753
Tellabs Inc. (1)	237,721	2,500,825
Verizon Communications Inc.	1,464,650	47,879,409

		218,649,458
TEXTILES—0.10%
Cintas Corp.	73,149	3,002,766

		3,002,766
TOYS, GAMES & HOBBIES—0.18%
Hasbro Inc.	94,834	1,863,488
Mattel Inc.	213,952	3,568,719

		5,432,207
TRANSPORTATION—1.69%
Burlington Northern Santa Fe Corp.	197,764	11,826,287
CSX Corp.	114,986	5,344,549
FedEx Corp.	160,378	13,973,735
Norfolk Southern Corp.	214,217	8,688,642
Ryder System Inc.	33,879	1,159,339
Union Pacific Corp.	139,685	10,015,415

		51,007,967

TOTAL COMMON STOCKS (Cost: $2,772,476,990)		3,015,204,522

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.59%
CERTIFICATES OF DEPOSIT (3)—0.02%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$28,861	28,861
Bank of Nova Scotia
3.63%, 01/03/06	23,089	23,087
Credit Suisse First Boston
3.67%, 05/09/06	57,722	57,722
Danske Bank
3.70%, 10/17/05	57,722	57,722
Dexia Credit Local
3.78%, 08/30/06	28,861	28,856
Fortis Bank NY
3.83% - 3.84%, 01/25/06	86,583	86,584
HBOS Treasury Services PLC
3.39%, 12/14/05	34,633	34,633
HSBC Bank USA N.A.
3.72%, 08/03/06	28,861	28,870
Nordea Bank PLC
3.63%, 10/02/06	34,633	34,625
Royal Bank of Scotland
3.78%, 06/27/06	28,861	28,858
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	89,469	89,456
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	158,736	158,740
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	46,178	46,178
Wells Fargo Bank N.A.
3.73%, 10/06/05	31,747	31,747

		735,939
COMMERCIAL PAPER (3)—0.17%
Alpine Securitization Corp.
3.72%, 10/19/05	115,444	115,253
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	568,354	566,984
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	192,908	192,458
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	202,028	201,940
Barton Capital Corp.
3.74%, 10/14/05	86,583	86,484
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	115,444	115,444
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	68,849	68,604
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	202,640	202,394
Cantabric Finance LLC
3.73%, 10/31/05	22,192	22,128
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	32,838	32,792
Chesham Finance LLC
3.68%, 10/11/05	57,722	57,675
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	43,502	43,424
CRC Funding LLC
3.78%, 10/24/05	31,747	31,677
Dorada Finance Inc.
3.76%, 01/26/06	5,772	5,703
Fairway Finance LLC
3.75%, 10/20/05	23,089	23,089

Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	51,773	51,740
Ford Credit Auto Receivables
3.77%, 10/17/05	50,218	50,145
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	276,644	276,004
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	285,047	284,728
General Electric Capital Corp.
3.72%, 10/14/05	288,611	288,283
Georgetown Funding Co. LLC
3.82%, 11/02/05	112,806	112,447
Giro Funding Corp.
3.66%, 10/06/05	28,861	28,852
Grampian Funding LLC
3.84%, 01/31/06	57,722	56,983
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	28,861	28,861
HSBC PLC
3.88%, 02/03/06	17,317	17,087
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	86,313	86,230
Landale Funding LLC
3.74%, 10/17/05	115,444	115,276
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	60,602	60,602
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	60,772	60,713
Lockhart Funding LLC
3.71%, 10/13/05	24,044	24,019
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	109,672	109,505
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	103,011	102,895
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	161,622	161,234
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	110,059	109,798
Prudential Funding LLC
3.71%, 10/13/05	57,722	57,663
Ranger Funding Co. LLC
3.67%, 10/04/05	31,830	31,826
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	57,722	56,863
Sedna Finance Inc.
3.92%, 02/21/06	14,431	14,209
Societe Generale
3.77%, 10/07/05	74,837	74,805
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	236,274	236,018
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	143,190	143,008
Three Pillars Funding Corp.
3.65%, 10/03/05	34,633	34,633
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	83,973	83,753
Tulip Funding Corp.
3.79%, 12/01/05	25,975	25,814
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	432,916	432,811
Windmill Funding Corp.
3.78%, 10/25/05	37,519	37,433
Yorktown Capital LLC
3.75%, 10/20/05	49,064	48,977

		5,069,264

LOAN PARTICIPATIONS (3)—0.00%
Army & Air Force Exchange Service
3.67%, 10/03/05	28,861	28,861

		28,861
MEDIUM-TERM NOTES (3)—0.00%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	17,894	17,893
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	92,355	92,346

		110,239
MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78% (5) (6)	2,909,556	2,909,556

		2,909,556
REPURCHASE AGREEMENTS (3)—0.11%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $1,818,834 and effective yields of 3.75% - 3.88%. (7)	$1,818,249	1,818,249
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $1,371,348 and an effective yield of 3.90%. (7)	1,370,902	1,370,902

		3,189,151
TIME DEPOSITS (3)—0.01%
Chase Bank USA N.A.
3.88%, 10/03/05	62,876	62,876
Lloyds TSB Bank PLC
3.90%, 10/03/05	57,722	57,722
Rabobank Nederland NV
3.89%, 10/03/05	202,028	202,028

		322,626
VARIABLE & FLOATING RATE NOTES (3)—0.18%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	107,363	107,364
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	199,141	199,142
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	95,242	95,242
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	129,875	129,881
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	176,053	176,181
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	37,519	37,519
Bank of America N.A.
3.81%, 08/10/06	288,611	288,611
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	198,564	198,559

BMW US Capital LLC
3.74%, 09/15/06 (4)	57,722	57,722
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	109,672	109,668
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	155,273	155,267
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	14,431	14,431
Credit Suisse First Boston
3.77%, 07/19/06	144,305	144,305
DEPFA Bank PLC
3.88%, 09/15/06	57,722	57,722
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	91,778	91,782
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	57,722	57,722
Fairway Finance LLC
3.78%, 01/20/06	28,861	28,861
Fifth Third Bancorp
3.79%, 09/22/06 (4)	115,444	115,444
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	40,406	40,407
General Electric Capital Corp.
3.80%, 10/06/06	25,975	25,999
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	14,431	14,431
Hartford Life Global Funding Trust
3.76%, 08/15/06	57,722	57,722
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	173,167	173,166
HSBC Bank USA N.A.
3.95%, 05/04/06	20,203	20,212
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	167,394	167,396
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	225,116	225,135
Lothian Mortgages PLC
3.82%, 01/24/06	57,722	57,722
Marshall & Ilsley Bank
3.90%, 02/20/06	57,722	57,749
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	115,444	115,490
Natexis Banques Populaires
3.80%, 10/16/06 (4)	43,292	43,292
National City Bank (Ohio)
3.62%, 01/06/06	28,861	28,859
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	213,572	213,590
Nordea Bank AB
3.71%, 08/11/06 (4)	101,014	101,014
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	184,711	184,714
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	157,004	157,005
Principal Life Income Funding Trusts
3.74%, 05/10/06	43,292	43,293
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	192,648	192,610
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	49,064	49,063
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	257,441	257,442

Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	57,722	57,722
Strips III LLC
3.88%, 07/24/06 (4) (8)	16,595	16,595
SunTrust Bank
3.63%, 04/28/06	86,583	86,583
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	128,720	128,707
Toyota Motor Credit Corp.
3.87%, 04/10/06	25,975	25,975
Unicredito Italiano SpA
3.80%, 06/14/06	75,039	75,020
Union Hamilton Special Funding LLC
4.00%, 03/28/06	57,722	57,722
US Bank N.A.
3.77%, 09/29/06	25,975	25,968
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	133,309	133,309
Wells Fargo & Co.
3.76%, 09/15/06 (4)	28,861	28,864
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	129,875	129,867
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	147,769	147,764
Winston Funding Ltd.
3.71%, 10/23/05 (4)	41,214	41,214
World Savings Bank
3.69%, 03/09/06	86,583	86,581

		5,333,625

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,699,261)		17,699,261

TOTAL INVESTMENTS IN SECURITIES — 100.50% (Cost: $2,790,176,251)		3,032,903,783
Other Assets, Less Liabilities — (0.50)%		(15,068,208)

NET ASSETS — 100.00%		$3,017,835,575

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.91%
ADVERTISING—0.23%
Catalina Marketing Corp. (1)	112,641	$ 2,561,456
Harte-Hanks Inc.	163,158	4,312,266

		6,873,722
AEROSPACE & DEFENSE—0.29%
Alliant Techsystems Inc. (1) (2)	104,393	7,792,937
Sequa Corp. Class A (2)	17,930	1,057,870

		8,850,807
AGRICULTURE—0.09%
Universal Corp. (1)	72,042	2,797,391

		2,797,391
AIRLINES—0.33%
AirTran Holdings Inc. (1) (2)	244,363	3,093,636
Alaska Air Group Inc. (1) (2)	76,258	2,216,057
JetBlue Airways Corp. (1) (2)	262,810	4,625,456

		9,935,149
APPAREL—0.45%
Polo Ralph Lauren Corp. (1)	169,465	8,524,089
Timberland Co. Class A (2)	154,938	5,233,806

		13,757,895
AUTO PARTS & EQUIPMENT—0.78%
ArvinMeritor Inc.	196,930	3,292,670
Bandag Inc. (1)	32,904	1,410,265
BorgWarner Inc.	158,634	8,956,476
Lear Corp. (1)	188,494	6,403,141
Modine Manufacturing Co.	97,881	3,590,275

		23,652,827
BANKS—3.96%
Associated Bancorp	358,681	10,932,597
Bank of Hawaii Corp.	145,622	7,167,515
City National Corp.	115,903	8,123,641
Colonial BancGroup Inc. (The) (1)	432,276	9,682,982
Commerce Bancorp Inc. (1)	460,306	14,126,791
Cullen/Frost Bankers Inc. (1)	128,137	6,322,280
FirstMerit Corp. (1)	234,604	6,285,041
Greater Bay Bancorp (1)	142,577	3,513,097
Investors Financial Services Corp. (1)	186,053	6,121,144
Mercantile Bankshares Corp. (1)	230,079	12,396,657
SVB Financial Group (1) (2)	99,589	4,844,009
TCF Financial Corp. (1)	319,950	8,558,662
Texas Regional Bancshares Inc. Class A (1)	115,536	3,326,281
Webster Financial Corp.	151,271	6,801,144
Westamerica Bancorp (1)	90,954	4,697,774
Wilmington Trust Corp.	190,219	6,933,483

		119,833,098

BEVERAGES—0.13%
PepsiAmericas Inc.	175,926	3,998,798

		3,998,798
BIOTECHNOLOGY—1.51%
Charles River Laboratories International Inc. (1) (2)	201,396	8,784,894
Invitrogen Corp. (1) (2)	148,894	11,201,296
Martek Biosciences Corp. (2)	88,948	3,124,743
Millennium Pharmaceuticals Inc. (1) (2)	866,946	8,088,606
Protein Design Labs Inc. (1) (2)	300,505	8,414,140
Vertex Pharmaceuticals Inc. (1) (2)	268,539	6,001,847

		45,615,526
BUILDING MATERIALS—0.56%
Martin Marietta Materials Inc.	129,915	10,193,131
York International Corp.	118,442	6,641,043

		16,834,174
CHEMICALS—2.75%
Airgas Inc.	186,884	5,537,373
Albemarle Corp.	107,179	4,040,648
Cabot Corp. (1)	174,028	5,744,664
Chemtura Corp.	666,051	8,272,353
Cytec Industries Inc. (1)	111,084	4,818,824
Ferro Corp. (1)	117,324	2,149,376
FMC Corp. (2)	105,533	6,038,598
Lubrizol Corp.	190,697	8,262,901
Lyondell Chemical Co. (1)	574,538	16,443,278
Minerals Technologies Inc. (1)	56,729	3,245,466
Olin Corp. (1)	200,599	3,809,375
RPM International Inc.	330,343	6,078,311
Sensient Technologies Corp. (1)	132,390	2,508,790
Valspar Corp. (The) (1)	284,370	6,358,513

		83,308,470
COAL—1.43%
Arch Coal Inc. (1)	178,950	12,079,125
Peabody Energy Corp.	368,029	31,043,246

		43,122,371
COMMERCIAL SERVICES—3.89%
ADESA Inc.	251,369	5,555,255
Alliance Data Systems Corp. (1) (2)	194,931	7,631,549
Banta Corp.	67,412	3,430,597
Career Education Corp. (1) (2)	288,834	10,270,937
ChoicePoint Inc. (2)	253,398	10,939,192
Corinthian Colleges Inc. (1) (2)	255,896	3,395,740
Corporate Executive Board Co. (The) (1)	111,929	8,728,223
Deluxe Corp.	142,138	5,708,262
DeVry Inc. (1) (2)	164,240	3,128,772
Education Management Corp. (2)	187,314	6,039,003
Gartner Inc. (1) (2)	161,484	1,887,748
ITT Educational Services Inc. (1) (2)	106,390	5,250,346
Kelly Services Inc. Class A (1)	53,991	1,655,364
Korn/Ferry International (1) (2)	114,584	1,878,032
Laureate Education Inc. (1) (2)	139,540	6,833,274
Manpower Inc.	244,464	10,851,757
MPS Group Inc. (1) (2)	282,978	3,339,140
Quanta Services Inc. (1) (2)	330,974	4,223,228
Rent-A-Center Inc. (2)	209,924	4,053,632

Rollins Inc. (1)	82,798	1,616,217
Sotheby’s Holdings Inc. Class A (2)	124,546	2,082,409
United Rentals Inc. (1) (2)	187,799	3,701,518
Valassis Communications Inc. (1) (2)	140,104	5,461,254

		117,661,449
COMPUTERS—4.26%
Anteon International Corp. (1) (2)	91,538	3,914,165
BISYS Group Inc. (The) (2)	339,103	4,554,153
Cadence Design Systems Inc. (2)	779,870	12,602,699
Ceridian Corp. (2)	410,475	8,517,356
Cognizant Technology Solutions Corp. (2)	383,323	17,859,019
Diebold Inc.	197,675	6,811,881
DST Systems Inc. (1) (2)	195,864	10,739,223
Henry (Jack) & Associates Inc.	210,764	4,088,822
Imation Corp. (1)	95,547	4,096,100
McDATA Corp. Class A (2)	435,139	2,280,128
Mentor Graphics Corp. (1) (2)	221,332	1,903,455
National Instruments Corp. (1)	154,535	3,807,742
Reynolds & Reynolds Co. (The) Class A	143,474	3,932,622
SanDisk Corp. (2)	509,983	24,606,680
SRA International Inc. Class A (2)	102,722	3,644,577
Synopsys Inc. (2)	405,364	7,661,380
Western Digital Corp. (2)	598,059	7,732,903

		128,752,905
DISTRIBUTION & WHOLESALE—0.89%
CDW Corp. (1)	176,290	10,387,007
Fastenal Co. (1)	173,769	10,615,548
Tech Data Corp. (2)	162,381	5,961,007

		26,963,562
DIVERSIFIED FINANCIAL SERVICES—2.87%
AmeriCredit Corp. (1) (2)	391,407	9,342,885
Eaton Vance Corp.	366,264	9,090,672
Edwards (A.G.) Inc. (1)	216,072	9,466,114
IndyMac Bancorp Inc.	178,343	7,058,816
Jefferies Group Inc. (1)	138,555	6,034,070
LaBranche & Co. Inc. (1) (2)	169,363	1,471,764
Legg Mason Inc. (1)	315,508	34,608,073
Raymond James Financial Inc.	159,601	5,126,384
Waddell & Reed Financial Inc. Class A (1)	234,754	4,544,837

		86,743,615
ELECTRIC—5.41%
Alliant Energy Corp.	326,785	9,519,247
Aquila Inc. (1) (2)	1,047,232	4,147,039
Black Hills Corp. (1)	91,863	3,984,098
DPL Inc. (1)	356,322	9,905,752
Duquesne Light Holdings Inc. (1)	218,147	3,754,310
Energy East Corp.	413,889	10,425,864
Great Plains Energy Inc.	209,617	6,269,644
Hawaiian Electric Industries Inc. (1)	227,265	6,336,148
IDACORP Inc. (1)	118,489	3,570,074
MDU Resources Group Inc. (1)	335,972	11,977,402
Northeast Utilities	364,851	7,278,777
NSTAR	299,675	8,666,601
OGE Energy Corp.	253,628	7,126,947
Pepco Holdings Inc.	530,742	12,350,366
PNM Resources Inc.	192,927	5,531,217
Puget Energy Inc.	281,644	6,613,001
SCANA Corp.	318,478	13,452,511
Sierra Pacific Resources Corp. (2)	515,152	7,650,007

Westar Energy Inc.	243,483	5,875,245
Wisconsin Energy Corp.	328,234	13,103,101
WPS Resources Corp. (1)	106,602	6,161,596

		163,698,947
ELECTRICAL COMPONENTS & EQUIPMENT—0.92%
AMETEK Inc.	196,434	8,440,769
Energizer Holdings Inc. (1) (2)	199,076	11,287,609
Hubbell Inc. Class B (1)	170,566	8,004,662

		27,733,040
ELECTRONICS—1.87%
Amphenol Corp. Class A	249,284	10,056,117
Arrow Electronics Inc. (2)	332,082	10,414,092
Avnet Inc. (1) (2)	408,057	9,976,994
Gentex Corp. (1)	439,607	7,649,162
KEMET Corp. (1) (2)	242,351	2,030,901
Plexus Corp. (1) (2)	121,909	2,083,425
Thomas & Betts Corp. (2)	147,689	5,081,978
Varian Inc. (1) (2)	89,846	3,083,515
Vishay Intertechnology Inc. (1) (2)	517,042	6,178,652

		56,554,836
ENGINEERING & CONSTRUCTION—0.57%
Dycom Industries Inc. (1) (2)	136,946	2,769,048
Granite Construction Inc. (1)	92,441	3,534,944
Jacobs Engineering Group Inc. (1) (2)	162,315	10,940,031

		17,244,023
ENTERTAINMENT—0.61%
GTECH Holdings Corp.	324,879	10,415,621
International Speedway Corp. Class A	98,725	5,180,101
Macrovision Corp. (2)	141,767	2,707,750

		18,303,472
ENVIRONMENTAL CONTROL—0.64%
Republic Services Inc.	346,676	12,234,196
Stericycle Inc. (1) (2)	124,844	7,134,835

		19,369,031
FOOD—2.29%
Dean Foods Co. (2)	419,460	16,300,216
Hormel Foods Corp.	204,779	6,755,659
Ruddick Corp.	97,185	2,240,114
Smithfield Foods Inc. (2)	277,746	8,243,501
Smucker (J.M.) Co. (The) (1)	164,095	7,965,171
Tootsie Roll Industries Inc. (1)	70,631	2,242,534
Whole Foods Market Inc. (1)	188,776	25,380,933

		69,128,128
FOREST PRODUCTS & PAPER—0.71%
Bowater Inc. (1)	156,949	4,436,948
Glatfelter Co. (1)	123,037	1,733,591
Longview Fibre Co.	143,151	2,790,013
Potlatch Corp.	81,555	4,250,647
Rayonier Inc. (1)	141,761	8,168,269

		21,379,468
GAS—0.93%
AGL Resources Inc.	217,373	8,066,712
ONEOK Inc. (1)	283,191	9,634,158
Vectren Corp. (1)	213,666	6,057,431
WGL Holdings Inc. (1)	136,648	4,390,500

		28,148,801

HAND & MACHINE TOOLS—0.17%
Kennametal Inc.	107,756	5,284,354

		5,284,354
HEALTH CARE - PRODUCTS—4.15%
Advanced Medical Optics Inc. (1) (2)	185,510	7,040,104
Beckman Coulter Inc. (1)	173,913	9,387,824
Cytyc Corp. (1) (2)	314,913	8,455,414
DENTSPLY International Inc.	222,480	12,018,370
Edwards Lifesciences Corp. (1) (2)	167,966	7,459,370
Gen-Probe Inc. (2)	142,377	7,040,543
Henry Schein Inc. (1) (2)	244,556	10,422,977
Hillenbrand Industries Inc.	171,452	8,066,817
INAMED Corp. (1) (2)	101,994	7,718,906
Intuitive Surgical Inc. (1) (2)	98,088	7,188,870
Patterson Companies Inc. (1) (2)	386,990	15,491,210
Steris Corp.	191,211	4,548,910
TECHNE Corp. (1) (2)	109,222	6,223,470
Varian Medical Systems Inc. (2)	367,174	14,507,045

		125,569,830
HEALTH CARE - SERVICES—3.41%
Apria Healthcare Group Inc. (1) (2)	138,947	4,433,799
Community Health Systems Inc. (1) (2)	251,722	9,769,331
Covance Inc. (1) (2)	174,845	8,390,812
Health Net Inc. (2)	318,042	15,049,747
LifePoint Hospitals Inc. (2)	160,035	6,998,331
Lincare Holdings Inc. (2)	275,565	11,311,943
PacifiCare Health Systems Inc. (2)	245,998	19,625,720
Renal Care Group Inc. (2)	191,046	9,040,297
Triad Hospitals Inc. (1) (2)	241,442	10,930,079
Universal Health Services Inc. Class B (1)	156,372	7,447,998

		102,998,057
HOLDING COMPANIES - DIVERSIFIED—0.33%
Leucadia National Corp. (1)	230,341	9,927,697

		9,927,697
HOME BUILDERS—1.81%
Hovnanian Enterprises Inc. Class A (1) (2)	100,455	5,143,296
Lennar Corp. Class A	375,593	22,445,438
Ryland Group Inc.	131,598	9,003,935
Thor Industries Inc. (1)	96,869	3,293,546
Toll Brothers Inc. (1) (2)	332,005	14,830,663

		54,716,878
HOME FURNISHINGS—0.71%
Furniture Brands International Inc. (1)	146,796	2,646,732
Harman International Industries Inc.	185,000	18,919,950

		21,566,682
HOUSEHOLD PRODUCTS & WARES—0.74%
American Greetings Corp. Class A (1)	188,505	5,165,037
Blyth Inc.	74,695	1,664,952
Church & Dwight Co. Inc. (1)	179,859	6,643,991
Scotts Miracle-Gro Co. (The) Class A	63,310	5,566,848
Tupperware Corp. (1)	149,506	3,405,747

		22,446,575

INSURANCE—5.72%
Allmerica Financial Corp. (2)	150,113	6,175,649
American Financial Group Inc.	130,118	4,414,904
AmerUs Group Co. (1)	109,130	6,260,788
Berkley (W.R.) Corp.	313,582	12,380,217
Brown & Brown Inc. (1)	155,196	7,711,689
Everest Re Group Ltd.	158,263	15,493,948
Fidelity National Financial Inc.	485,289	21,605,066
First American Corp.	267,070	12,197,087
Gallagher (Arthur J.) & Co. (1)	265,716	7,655,278
HCC Insurance Holdings Inc. (1)	296,628	8,462,797
Horace Mann Educators Corp.	120,213	2,377,813
Mercury General Corp. (1)	99,574	5,973,444
Ohio Casualty Corp.	180,981	4,908,205
Old Republic International Corp.	513,227	13,687,764
PMI Group Inc. (The) (1)	257,961	10,284,905
Protective Life Corp.	195,688	8,058,432
Radian Group Inc.	239,214	12,702,263
StanCorp Financial Group Inc.	77,573	6,531,647
Unitrin Inc. (1)	128,404	6,094,054

		172,975,950
INTERNET—1.47%
Avocent Corp. (1) (2)	137,413	4,347,747
CheckFree Corp. (1) (2)	254,321	9,618,420
F5 Networks Inc. (1) (2)	107,929	4,691,674
Macromedia Inc. (2)	213,768	8,693,945
McAfee Inc. (2)	464,085	14,581,551
RSA Security Inc. (1) (2)	198,720	2,525,731

		44,459,068
IRON & STEEL—0.12%
Steel Dynamics Inc.	107,556	3,652,602

		3,652,602
LEISURE TIME—0.09%
Callaway Golf Co.	184,032	2,777,043

		2,777,043
LODGING—0.17%
Boyd Gaming Corp.	121,852	5,254,258

		5,254,258
MACHINERY—1.35%
AGCO Corp. (1) (2)	253,804	4,619,233
Flowserve Corp. (1) (2)	155,185	5,640,975
Graco Inc.	192,956	6,614,532
Joy Global Inc.	227,295	11,469,306
Nordson Corp.	91,564	3,482,179
Tecumseh Products Co. Class A	51,537	1,109,076
Zebra Technologies Corp. Class A (1) (2)	202,662	7,922,058

		40,857,359
MANUFACTURING—2.25%
Brink’s Co. (The)	164,993	6,774,613
Carlisle Companies Inc. (1)	86,032	5,469,054
Crane Co.	139,520	4,149,325
Donaldson Co. Inc. (1)	192,843	5,887,497
Federal Signal Corp. (1)	135,186	2,310,329
Harsco Corp.	117,064	7,675,886
Lancaster Colony Corp.	71,986	3,095,398
Pentair Inc.	285,779	10,430,934
SPX Corp. (1)	205,281	9,432,662
Teleflex Inc.	114,723	8,087,972
Trinity Industries Inc. (1)	119,756	4,848,920

		68,162,590

MEDIA—1.53%
Belo (A.H.) Corp.	271,063	6,196,500
Emmis Communications Corp. (1) (2)	102,646	2,267,450
Entercom Communications Corp. (2)	106,934	3,378,045
Lee Enterprises Inc. (1)	127,658	5,422,912
Media General Inc. Class A (1)	67,437	3,912,020
Readers Digest Association Inc. (The) (1)	278,225	4,443,253
Scholastic Corp. (1) (2)	98,555	3,642,593
Washington Post Co. (The) Class B	16,421	13,177,853
Westwood One Inc. (1)	189,798	3,775,082

		46,215,708
METAL FABRICATE & HARDWARE—1.02%
Precision Castparts Corp.	372,833	19,797,432
Timken Co. (The)	231,115	6,847,937
Worthington Industries Inc. (1)	199,878	4,203,434

		30,848,803
OFFICE FURNISHINGS—0.50%
Herman Miller Inc.	195,022	5,909,167
HNI Corp.	155,021	9,335,365

		15,244,532
OIL & GAS—5.17%
Denbury Resources Inc. (2)	160,471	8,094,157
ENSCO International Inc. (1)	426,477	19,869,563
Forest Oil Corp. (2)	153,109	7,976,979
Helmerich & Payne Inc. (1)	144,380	8,719,108
Newfield Exploration Co. (2)	355,587	17,459,322
Noble Energy Inc.	489,986	22,980,343
Patterson-UTI Energy Inc.	481,789	17,382,947
Pioneer Natural Resources Co. (1)	398,213	21,869,858
Plains Exploration & Production Co. (2)	219,691	9,407,169
Pogo Producing Co.	167,544	9,875,043
Pride International Inc. (1) (2)	444,570	12,674,691

		156,309,180
OIL & GAS SERVICES—2.17%
Cooper Cameron Corp. (2)	157,000	11,607,010
FMC Technologies Inc. (1) (2)	192,628	8,111,565
Grant Prideco Inc. (2)	356,525	14,492,741
Hanover Compressor Co. (1) (2)	231,364	3,206,705
Smith International Inc. (1)	595,866	19,848,296
Tidewater Inc.	170,547	8,300,522

		65,566,839
PACKAGING & CONTAINERS—0.36%
Packaging Corp. of America (1)	175,747	3,411,249
Sonoco Products Co. (1)	278,019	7,592,699

		11,003,948
PHARMACEUTICALS—3.01%
Barr Pharmaceuticals Inc. (2)	298,679	16,403,451
Cephalon Inc. (1) (2)	163,082	7,570,266
IVAX Corp. (2)	603,642	15,912,003
Omnicare Inc. (1)	296,216	16,656,226
Par Pharmaceutical Companies Inc. (1) (2)	95,784	2,549,770
Perrigo Co. (1)	233,525	3,341,743
Sepracor Inc. (1) (2)	295,652	17,440,511
Valeant Pharmaceuticals International	259,989	5,220,579
VCA Antech Inc. (1) (2)	231,604	5,910,534

		91,005,083

PIPELINES—1.68%
Equitable Resources Inc.	340,732	13,308,992
National Fuel Gas Co.	236,351	8,083,204
Questar Corp.	238,614	21,026,666
Western Gas Resources Inc.	161,205	8,258,532

		50,677,394
REAL ESTATE INVESTMENT TRUSTS—3.37%
AMB Property Corp.	238,911	10,727,104
Developers Diversified Realty Corp. (1)	305,093	14,247,843
Highwoods Properties Inc. (1)	150,743	4,448,426
Hospitality Properties Trust	201,746	8,646,834
Liberty Property Trust (1)	246,250	10,475,475
Macerich Co. (The)	167,492	10,876,930
Mack-Cali Realty Corp. (1)	173,708	7,806,438
New Plan Excel Realty Trust Inc. (1)	290,909	6,676,362
Regency Centers Corp.	178,140	10,234,143
United Dominion Realty Trust Inc. (1)	384,871	9,121,443
Weingarten Realty Investors (1)	225,305	8,527,794

		101,788,792
RETAIL—8.30%
Abercrombie & Fitch Co. Class A (1)	245,604	12,243,359
Advance Auto Parts Inc. (2)	307,142	11,880,233
Aeropostale Inc. (2)	155,452	3,303,355
American Eagle Outfitters Inc.	383,671	9,027,779
AnnTaylor Stores Corp. (1) (2)	204,506	5,429,634
Applebee’s International Inc.	221,733	4,587,656
Barnes & Noble Inc.	153,870	5,800,899
BJ’s Wholesale Club Inc. (1) (2)	191,351	5,319,558
Bob Evans Farms Inc. (1)	99,340	2,256,011
Borders Group Inc.	197,160	4,371,037
Brinker International Inc. (2)	246,890	9,273,188
CarMax Inc. (1) (2)	293,236	9,169,490
CBRL Group Inc.	131,364	4,421,712
Cheesecake Factory (The) (1) (2)	220,112	6,876,299
Chico’s FAS Inc. (2)	507,046	18,659,293
Claire’s Stores Inc.	278,782	6,727,010
Copart Inc. (2)	194,936	4,653,122
Dollar Tree Stores Inc. (1) (2)	301,698	6,531,762
Foot Locker Inc.	440,124	9,656,321
Krispy Kreme Doughnuts Inc. (1) (2)	172,121	1,077,477
Michaels Stores Inc.	380,014	12,563,263
Neiman-Marcus Group Inc. Class A (1)	137,341	13,727,233
99 Cents Only Stores (2)	134,558	1,244,662
O’Reilly Automotive Inc. (2)	313,730	8,840,911
Outback Steakhouse Inc. (1)	184,230	6,742,818
Pacific Sunwear of California Inc. (2)	209,376	4,489,021
Payless ShoeSource Inc. (2)	191,321	3,328,985
PETsMART Inc.	401,945	8,754,362
Pier 1 Imports Inc.	241,453	2,721,175
Regis Corp. (1)	126,610	4,788,390
Ross Stores Inc.	409,940	9,715,578
Ruby Tuesday Inc. (1)	178,820	3,891,123
Saks Inc. (2)	398,754	7,376,949
Urban Outfitters Inc. (1) (2)	308,932	9,082,601
Williams-Sonoma Inc. (1) (2)	326,616	12,525,724

		251,057,990

SAVINGS & LOANS—1.00%
Astoria Financial Corp.	251,293	6,639,161
Independence Community Bank Corp.	210,581	7,178,706
New York Community Bancorp Inc. (1)	663,861	10,887,320
Washington Federal Inc. (1)	243,673	5,497,263

		30,202,450
SEMICONDUCTORS—3.25%
Atmel Corp. (2)	1,187,343	2,445,927
Cabot Microelectronics Corp. (1) (2)	68,672	2,017,583
Credence Systems Corp. (1) (2)	278,467	2,222,167
Cree Inc. (1) (2)	212,160	5,308,243
Cypress Semiconductor Corp. (1) (2)	375,264	5,647,723
Fairchild Semiconductor International Inc. Class A (1) (2)	336,499	5,000,375
Integrated Device Technology Inc. (2)	553,942	5,949,337
International Rectifier Corp. (1) (2)	180,924	8,156,054
Intersil Corp. Class A (1)	430,359	9,373,219
Lam Research Corp. (2)	382,865	11,665,897
Lattice Semiconductor Corp. (1) (2)	316,674	1,355,365
LTX Corp. (2)	168,437	710,804
MEMC Electronic Materials Inc. (2)	440,643	10,042,254
Micrel Inc. (1) (2)	184,620	2,073,283
Microchip Technology Inc.	586,975	17,679,687
Semtech Corp. (1) (2)	206,307	3,397,876
Silicon Laboratories Inc. (2)	125,138	3,802,944
TriQuint Semiconductor Inc. (2)	390,635	1,375,035

		98,223,773
SOFTWARE—2.40%
Activision Inc. (2)	571,326	11,683,617
Acxiom Corp.	219,428	4,107,692
Advent Software Inc. (1) (2)	44,565	1,200,581
Certegy Inc.	174,049	6,965,441
CSG Systems International Inc. (2)	137,714	2,989,771
Dun & Bradstreet Corp. (2)	188,530	12,418,471
Fair Isaac Corp. (1)	183,439	8,218,067
Keane Inc. (1) (2)	131,597	1,504,154
MoneyGram International Inc. (1)	240,096	5,212,484
SEI Investments Co.	179,920	6,761,394
Sybase Inc. (1) (2)	253,989	5,948,422
Transaction Systems Architects Inc. Class A (2)	104,180	2,901,413
Wind River Systems Inc. (2)	210,194	2,717,808

		72,629,315
TELECOMMUNICATIONS—2.06%
ADTRAN Inc.	188,975	5,952,713
Cincinnati Bell Inc. (2)	689,914	3,042,521
CommScope Inc. (1) (2)	153,290	2,658,049
Harris Corp.	373,709	15,621,036
Newport Corp. (1) (2)	110,655	1,541,424
Plantronics Inc. (1)	132,528	4,083,188
Polycom Inc. (2)	270,940	4,381,100
Powerwave Technologies Inc. (1) (2)	308,584	4,008,506
RF Micro Devices Inc. (1) (2)	528,004	2,983,223
Telephone & Data Systems Inc.	287,916	11,228,724
3Com Corp. (1) (2)	1,085,083	4,427,138
UTStarcom Inc. (1) (2)	288,748	2,359,071

		62,286,693
TEXTILES—0.39%
Mohawk Industries Inc. (2)	148,220	11,894,655

		11,894,655

TRANSPORTATION—2.32%
Alexander & Baldwin Inc.	123,069	6,552,194
CH Robinson Worldwide Inc. (1)	240,161	15,399,123
CNF Inc.	147,189	7,727,423
Expeditors International Washington Inc. (1)	299,156	16,986,078
Hunt (J.B.) Transport Services Inc. (1)	355,497	6,757,998
Overseas Shipholding Group Inc.	82,995	4,841,098
Swift Transportation Co. Inc. (1) (2)	146,771	2,597,847
Werner Enterprises Inc. (1)	144,808	2,503,730
Yellow Roadway Corp. (2)	162,682	6,738,288

		70,103,779
TRUCKING & LEASING—0.18%
GATX Corp. (1)	140,394	5,552,583

		5,552,583
WATER—0.34%
Aqua America Inc. (1)	269,736	10,255,363

		10,255,363

TOTAL COMMON STOCKS (Cost: $2,528,423,341)		3,021,777,328

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—25.15%
CERTIFICATES OF DEPOSIT (3)—1.25%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$1,481,788	1,481,788
Bank of Nova Scotia
3.63%, 01/03/06	1,185,430	1,185,338
Credit Suisse First Boston
3.67%, 05/09/06	2,963,576	2,963,576
Danske Bank
3.70%, 10/17/05	2,963,576	2,963,542
Dexia Credit Local
3.78%, 08/30/06	1,481,788	1,481,519
Fortis Bank NY
3.83% - 3.84%, 01/25/06	4,445,364	4,445,387
HBOS Treasury Services PLC
3.39%, 12/14/05	1,778,146	1,778,146
HSBC Bank USA N.A.
3.72%, 08/03/06	1,481,788	1,482,226
Nordea Bank PLC
3.63%, 10/02/06	1,778,146	1,777,729
Royal Bank of Scotland
3.78%, 06/27/06	1,481,788	1,481,626
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	4,593,543	4,592,841
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	8,149,834	8,150,048
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	2,370,861	2,370,861
Wells Fargo Bank N.A.
3.73%, 10/06/05	1,629,967	1,629,961

		37,784,588

COMMERCIAL PAPER (3)—8.61%
Alpine Securitization Corp.
3.72%, 10/19/05	5,927,152	5,917,353
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	29,180,467	29,110,431
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	9,904,272	9,881,213
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	10,372,517	10,368,004
Barton Capital Corp.
3.74%, 10/14/05	4,445,364	4,440,284
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	5,927,152	5,927,152
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	3,534,835	3,522,295
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	10,403,960	10,391,339
Cantabric Finance LLC
3.73%, 10/31/05	1,139,406	1,136,101
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	1,685,978	1,683,577
Chesham Finance LLC
3.68%, 10/11/05	2,963,576	2,961,153
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	2,233,499	2,229,475
CRC Funding LLC
3.78%, 10/24/05	1,629,967	1,626,373
Dorada Finance Inc.
3.76%, 01/26/06	296,358	292,798
Fairway Finance LLC
3.75%, 10/20/05	1,185,430	1,185,428
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	2,658,150	2,656,432
Ford Credit Auto Receivables
3.77%, 10/17/05	2,578,311	2,574,531
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	14,203,472	14,170,611
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	14,634,880	14,618,514
General Electric Capital Corp.
3.72%, 10/14/05	14,817,881	14,801,038
Georgetown Funding Co. LLC
3.82%, 11/02/05	5,791,687	5,773,250
Giro Funding Corp.
3.66%, 10/06/05	1,481,788	1,481,336
Grampian Funding LLC
3.84%, 01/31/06	2,963,576	2,925,642
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	1,481,788	1,481,788
HSBC PLC
3.88%, 02/03/06	889,073	877,287
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	4,431,465	4,427,242
Landale Funding LLC
3.74%, 10/17/05	5,927,152	5,918,532
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	3,111,451	3,111,451
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	3,120,142	3,117,106
Lockhart Funding LLC
3.71%, 10/13/05	1,234,448	1,233,176
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	5,630,795	5,622,253
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	5,288,798	5,282,814

Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	8,298,013	8,278,041
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	5,650,680	5,637,260
Prudential Funding LLC
3.71%, 10/13/05	2,963,576	2,960,522
Ranger Funding Co. LLC
3.67%, 10/04/05	1,634,205	1,634,038
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,963,576	2,919,479
Sedna Finance Inc.
3.92%, 02/21/06	740,894	729,519
Societe Generale
3.77%, 10/07/05	3,842,276	3,840,667
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	12,130,777	12,117,605
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	7,351,684	7,342,288
Three Pillars Funding Corp.
3.65%, 10/03/05	1,778,146	1,778,146
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	4,311,351	4,300,028
Tulip Funding Corp.
3.79%, 12/01/05	1,333,609	1,325,326
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	22,226,821	22,221,388
Windmill Funding Corp.
3.78%, 10/25/05	1,926,325	1,921,875
Yorktown Capital LLC
3.75%, 10/20/05	2,519,040	2,514,579

		260,266,740
LOAN PARTICIPATIONS (3)—0.05%
Army & Air Force Exchange Service
3.67%, 10/03/05	1,481,788	1,481,788

		1,481,788
MEDIUM-TERM NOTES (3)—0.19%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	918,709	918,639
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	4,741,722	4,741,239

		5,659,878
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5) (6)	1,199,373	1,199,373

		1,199,373
REPURCHASE AGREEMENTS (3)—5.41%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $93,382,672 and effective yields of 3.75% - 3.88%. (7)	$93,352,649	93,352,649
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $70,407,809 and an effective yield of 3.90%. (7)	70,384,934	70,384,934

		163,737,583

TIME DEPOSITS (3)—0.55%
Chase Bank USA N.A.
3.88%, 10/03/05	3,228,194	3,228,194
Lloyds TSB Bank PLC
3.90%, 10/03/05	2,963,576	2,963,576
Rabobank Nederland NV
3.89%, 10/03/05	10,372,517	10,372,517

		16,564,287
VARIABLE & FLOATING RATE NOTES (3)—9.05%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	5,512,252	5,512,281
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	10,224,338	10,224,323
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	4,889,901	4,889,900
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	6,668,046	6,668,358
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	9,038,907	9,045,475
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	1,926,325	1,926,324
Bank of America N.A.
3.81%, 08/10/06	14,817,881	14,817,881
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	10,194,702	10,194,426
BMW US Capital LLC
3.74%, 09/15/06 (4)	2,963,576	2,963,576
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	5,630,795	5,630,565
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	7,972,020	7,971,727
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	740,894	740,894
Credit Suisse First Boston
3.77%, 07/19/06	7,408,940	7,408,940
DEPFA Bank PLC
3.88%, 09/15/06	2,963,576	2,963,576
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	4,712,086	4,712,291
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	2,963,576	2,963,576
Fairway Finance LLC
3.78%, 01/20/06	1,481,788	1,481,766
Fifth Third Bancorp
3.79%, 09/22/06 (4)	5,927,152	5,927,152
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	2,074,503	2,074,538
General Electric Capital Corp.
3.80%, 10/06/06	1,333,609	1,334,835
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	740,894	740,894
Hartford Life Global Funding Trust
3.76%, 08/15/06	2,963,576	2,963,576
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	8,890,728	8,890,728
HSBC Bank USA N.A.
3.95%, 05/04/06	1,037,252	1,037,744

K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	8,594,371	8,594,443
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	11,557,947	11,558,962
Lothian Mortgages PLC
3.82%, 01/24/06	2,963,576	2,963,576
Marshall & Ilsley Bank
3.90%, 02/20/06	2,963,576	2,964,945
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	5,927,152	5,929,531
Natexis Banques Populaires
3.80%, 10/16/06 (4)	2,222,682	2,222,682
National City Bank (Ohio)
3.62%, 01/06/06	1,481,788	1,481,672
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	10,965,232	10,966,134
Nordea Bank AB
3.71%, 08/11/06 (4)	5,186,258	5,186,258
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	9,483,444	9,483,594
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	8,060,927	8,060,930
Principal Life Income Funding Trusts
3.74%, 05/10/06	2,222,682	2,222,752
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	9,890,935	9,888,977
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	2,519,040	2,518,939
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	13,217,550	13,217,552
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	2,963,576	2,963,576
Strips III LLC
3.88%, 07/24/06 (4) (8)	852,012	852,012
SunTrust Bank
3.63%, 04/28/06	4,445,364	4,445,364
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	6,608,775	6,608,102
Toyota Motor Credit Corp.
3.87%, 04/10/06	1,333,609	1,333,599
Unicredito Italiano SpA
3.80%, 06/14/06	3,852,649	3,851,698
Union Hamilton Special Funding LLC
4.00%, 03/28/06	2,963,576	2,963,576
US Bank N.A.
3.77%, 09/29/06	1,333,609	1,333,263
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	6,844,381	6,844,381
Wells Fargo & Co.
3.76%, 09/15/06 (4)	1,481,788	1,481,923
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	6,668,046	6,667,670
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	7,586,755	7,586,527
Winston Funding Ltd.
3.71%, 10/23/05 (4)	2,115,993	2,115,993
World Savings Bank
3.69%, 03/09/06	4,445,364	4,445,259

		273,839,236

TOTAL SHORT-TERM INVESTMENTS (Cost: $760,533,473)		760,533,473

TOTAL INVESTMENTS IN SECURITIES — 125.06% (Cost: $3,288,956,814)	3,782,310,801
Other Assets, Less Liabilities — (25.06)%	(757,933,220)

NET ASSETS—100.00%	$3,024,377,581

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.96%
ADVERTISING—0.44%
Catalina Marketing Corp. (1)	99,704	$ 2,267,269
Harte-Hanks Inc.	144,062	3,807,559

		6,074,828
AEROSPACE & DEFENSE—0.50%
Alliant Techsystems Inc. (1) (2)	91,674	6,843,464

		6,843,464
AIRLINES—0.30%
JetBlue Airways Corp. (1) (2)	231,938	4,082,109

		4,082,109
APPAREL—0.88%
Polo Ralph Lauren Corp.	149,001	7,494,750
Timberland Co. Class A (2)	136,726	4,618,604

		12,113,354
BANKS—3.38%
Bank of Hawaii Corp.	127,891	6,294,795
City National Corp.	102,158	7,160,254
Cullen/Frost Bankers Inc.	113,008	5,575,815
Investors Financial Services Corp. (1)	163,416	5,376,386
SVB Financial Group (1) (2)	87,505	4,256,243
TCF Financial Corp.	281,975	7,542,831
Westamerica Bancorp (1)	80,055	4,134,841
Wilmington Trust Corp.	167,065	6,089,519

		46,430,684
BIOTECHNOLOGY—1.12%
Martek Biosciences Corp. (2)	78,180	2,746,463
Protein Design Labs Inc. (1) (2)	264,216	7,398,048
Vertex Pharmaceuticals Inc. (2)	235,933	5,273,103

		15,417,614
CHEMICALS—0.77%
Chemtura Corp.	585,687	7,274,233
Olin Corp. (1)	176,297	3,347,880

		10,622,113
COAL—2.76%
Arch Coal Inc. (1)	157,357	10,621,597
Peabody Energy Corp.	323,685	27,302,830

		37,924,427
COMMERCIAL SERVICES—5.19%
Alliance Data Systems Corp. (1) (2)	171,176	6,701,540
Career Education Corp. (1) (2)	253,981	9,031,564
ChoicePoint Inc. (1) (2)	222,815	9,618,924
Corinthian Colleges Inc. (1) (2)	224,964	2,985,272

Corporate Executive Board Co. (The) (1)	98,645	7,692,337
Deluxe Corp.	124,863	5,014,498
DeVry Inc. (1) (2)	145,229	2,766,612
Education Management Corp. (2)	165,220	5,326,693
Gartner Inc. (1) (2)	143,363	1,675,913
ITT Educational Services Inc. (2)	93,876	4,632,781
Korn/Ferry International (1) (2)	100,833	1,652,653
Laureate Education Inc. (1) (2)	122,560	6,001,763
Rollins Inc. (1)	73,581	1,436,301
Sotheby’s Holdings Inc. Class A (2)	108,579	1,815,441
Valassis Communications Inc. (2)	123,074	4,797,425

		71,149,717
COMPUTERS—4.01%
Anteon International Corp. (1) (2)	80,448	3,439,956
Cognizant Technology Solutions Corp. (2)	337,110	15,705,955
Diebold Inc.	173,580	5,981,567
DST Systems Inc. (1) (2)	172,557	9,461,300
Henry (Jack) & Associates Inc.	186,159	3,611,485
National Instruments Corp. (1)	136,473	3,362,695
Reynolds & Reynolds Co. (The) Class A	126,721	3,473,423
SRA International Inc. Class A (2)	90,207	3,200,544
Western Digital Corp. (2)	525,178	6,790,552

		55,027,477
DISTRIBUTION & WHOLESALE—1.35%
CDW Corp.	155,319	9,151,395
Fastenal Co. (1)	153,086	9,352,024

		18,503,419
DIVERSIFIED FINANCIAL SERVICES—3.09%
Eaton Vance Corp.	322,044	7,993,132
Legg Mason Inc. (1)	277,497	30,438,646
Waddell & Reed Financial Inc. Class A (1)	206,262	3,993,232

		42,425,010
ELECTRIC—0.64%
DPL Inc. (1)	313,306	8,709,907

		8,709,907
ELECTRICAL COMPONENTS & EQUIPMENT—1.78%
AMETEK Inc.	172,504	7,412,497
Energizer Holdings Inc. (2)	175,060	9,925,902
Hubbell Inc. Class B	149,785	7,029,410

		24,367,809
ELECTRONICS—1.13%
Amphenol Corp. Class A	219,197	8,842,407
Gentex Corp. (1)	386,060	6,717,444

		15,559,851
ENGINEERING & CONSTRUCTION—0.70%
Jacobs Engineering Group Inc. (1) (2)	142,725	9,619,665

		9,619,665
ENTERTAINMENT—1.00%
GTECH Holdings Corp.	285,676	9,158,773
International Speedway Corp. Class A	87,116	4,570,977

		13,729,750
ENVIRONMENTAL CONTROL—1.24%
Republic Services Inc.	305,354	10,775,943
Stericycle Inc. (1) (2)	109,645	6,266,212

		17,042,155

FOOD—2.21%
Hormel Foods Corp.	180,586	5,957,532
Tootsie Roll Industries Inc. (1)	62,596	1,987,423
Whole Foods Market Inc. (1)	166,029	22,322,599

		30,267,554
FOREST PRODUCTS & PAPER—0.52%
Rayonier Inc. (1)	124,490	7,173,114

		7,173,114
HEALTH CARE - PRODUCTS—7.30%
Beckman Coulter Inc. (1)	152,916	8,254,406
Cytyc Corp. (2)	276,880	7,434,228
DENTSPLY International Inc.	195,635	10,568,203
Edwards Lifesciences Corp. (1) (2)	147,509	6,550,875
Gen-Probe Inc. (2)	125,045	6,183,475
Henry Schein Inc. (2)	215,043	9,165,133
Hillenbrand Industries Inc.	150,749	7,092,740
INAMED Corp. (2)	89,574	6,778,960
Intuitive Surgical Inc. (1) (2)	86,149	6,313,860
Patterson Companies Inc. (1) (2)	340,330	13,623,410
TECHNE Corp. (1) (2)	95,931	5,466,148
Varian Medical Systems Inc. (2)	322,900	12,757,779

		100,189,217
HEALTH CARE - SERVICES—4.02%
Apria Healthcare Group Inc. (2)	122,077	3,895,477
Covance Inc. (1) (2)	153,735	7,377,743
Health Net Inc. (2)	279,684	13,234,647
LifePoint Hospitals Inc. (2)	140,549	6,146,208
Lincare Holdings Inc. (2)	242,320	9,947,236
Renal Care Group Inc. (2)	167,979	7,948,766
Universal Health Services Inc. Class B (1)	137,845	6,565,557

		55,115,634
HOME BUILDERS—2.07%
Hovnanian Enterprises Inc. Class A (1) (2)	88,618	4,537,242
Ryland Group Inc. (1)	115,716	7,917,289
Thor Industries Inc. (1)	85,642	2,911,828
Toll Brothers Inc. (1) (2)	292,348	13,059,185

		28,425,544
HOME FURNISHINGS—1.21%
Harman International Industries Inc.	162,696	16,638,920

		16,638,920
HOUSEHOLD PRODUCTS & WARES—0.64%
Church & Dwight Co. Inc. (1)	157,966	5,835,264
Tupperware Corp. (1)	132,133	3,009,990

		8,845,254
INSURANCE—0.99%
Brown & Brown Inc. (1)	136,811	6,798,139
Gallagher (Arthur J.) & Co. (1)	233,352	6,722,871

		13,521,010
INTERNET—1.79%
F5 Networks Inc. (1) (2)	94,831	4,122,304
Macromedia Inc. (2)	187,722	7,634,654
McAfee Inc. (2)	408,116	12,823,005

		24,579,963

LODGING—0.34%
Boyd Gaming Corp.	107,516	4,636,090

		4,636,090
MACHINERY—1.89%
Graco Inc.	169,463	5,809,192
Joy Global Inc. (1)	199,868	10,085,339
Nordson Corp.	80,488	3,060,959
Zebra Technologies Corp. Class A (1) (2)	177,974	6,957,004

		25,912,494
MANUFACTURING—2.09%
Carlisle Companies Inc. (1)	75,623	4,807,354
Donaldson Co. Inc. (1)	170,121	5,193,794
Harsco Corp.	102,813	6,741,448
Lancaster Colony Corp.	63,646	2,736,778
Pentair Inc.	251,292	9,172,158

		28,651,532
MEDIA—1.13%
Readers Digest Association Inc. (The) (1)	244,458	3,903,994
Washington Post Co. (The) Class B	14,461	11,604,952

		15,508,946
METAL FABRICATE & HARDWARE—1.27%
Precision Castparts Corp. (1)	327,889	17,410,906

		17,410,906
OFFICE FURNISHINGS—0.98%
Herman Miller Inc.	171,605	5,199,631
HNI Corp.	136,305	8,208,287

		13,407,918
OIL & GAS—2.24%
Denbury Resources Inc. (2)	140,927	7,108,358
Patterson-UTI Energy Inc.	423,691	15,286,771
Plains Exploration & Production Co. (2)	193,164	8,271,282

		30,666,411
OIL & GAS SERVICES—2.72%
FMC Technologies Inc. (1) (2)	169,165	7,123,538
Grant Prideco Inc. (2)	313,522	12,744,669
Smith International Inc. (1)	524,040	17,455,772

		37,323,979
PACKAGING & CONTAINERS—0.22%
Packaging Corp. of America (1)	155,287	3,014,121

		3,014,121
PHARMACEUTICALS—4.39%
Barr Pharmaceuticals Inc. (2)	262,662	14,425,397
Cephalon Inc. (1) (2)	143,225	6,648,504
IVAX Corp. (2)	531,535	14,011,263
Sepracor Inc. (1) (2)	260,000	15,337,400
Valeant Pharmaceuticals International (1)	228,396	4,586,192
VCA Antech Inc. (1) (2)	203,458	5,192,248

		60,201,004
PIPELINES—2.73%
Equitable Resources Inc.	299,626	11,703,392
Questar Corp.	209,847	18,491,718
Western Gas Resources Inc. (1)	142,091	7,279,322

		37,474,432

REAL ESTATE INVESTMENT TRUSTS—3.40%
Developers Diversified Realty Corp. (1)	268,299	12,529,563
Macerich Co. (The)	147,282	9,564,493
Regency Centers Corp. (1)	156,640	8,998,968
United Dominion Realty Trust Inc.	338,408	8,020,270
Weingarten Realty Investors	198,556	7,515,345

		46,628,639
RETAIL—12.39%
Abercrombie & Fitch Co. Class A	215,973	10,766,254
Advance Auto Parts Inc. (2)	270,092	10,447,139
Aeropostale Inc. (1) (2)	136,624	2,903,260
American Eagle Outfitters Inc.	337,367	7,938,245
Applebee’s International Inc.	195,720	4,049,447
Brinker International Inc. (2)	217,083	8,153,637
CarMax Inc. (1) (2)	257,826	8,062,219
Cheesecake Factory (The) (1) (2)	193,317	6,039,223
Chico’s FAS Inc. (2)	445,909	16,409,451
Claire’s Stores Inc.	244,841	5,908,013
Copart Inc. (2)	172,099	4,108,003
Dollar Tree Stores Inc. (1) (2)	264,964	5,736,471
Michaels Stores Inc.	334,171	11,047,693
Neiman-Marcus Group Inc. Class A	120,777	12,071,661
O’Reilly Automotive Inc. (2)	275,850	7,773,453
Outback Steakhouse Inc. (1)	162,417	5,944,462
Pacific Sunwear of California Inc. (2)	183,949	3,943,867
PETsMART Inc.	353,421	7,697,509
Ross Stores Inc.	360,463	8,542,973
Ruby Tuesday Inc. (1)	157,109	3,418,692
Urban Outfitters Inc. (1) (2)	272,266	8,004,620
Williams-Sonoma Inc. (1) (2)	287,216	11,014,734

		169,981,026
SEMICONDUCTORS—3.87%
Cree Inc. (1) (2)	186,376	4,663,128
Cypress Semiconductor Corp. (1) (2)	329,614	4,960,691
Lam Research Corp. (2)	336,673	10,258,426
LTX Corp. (2)	149,223	629,721
MEMC Electronic Materials Inc. (2)	387,432	8,829,575
Micrel Inc. (2)	163,604	1,837,273
Microchip Technology Inc.	516,206	15,548,125
Semtech Corp. (1) (2)	181,355	2,986,917
Silicon Laboratories Inc. (2)	110,029	3,343,781

		53,057,637
SOFTWARE—3.77%
Activision Inc. (2)	502,407	10,274,223
Advent Software Inc. (1) (2)	39,731	1,070,353
Certegy Inc. (1)	152,898	6,118,978
CSG Systems International Inc. (2)	121,853	2,645,429
Dun & Bradstreet Corp. (2)	165,783	10,920,126
MoneyGram International Inc. (1)	210,941	4,579,529
SEI Investments Co.	158,658	5,962,368
Sybase Inc. (1) (2)	223,101	5,225,025
Transaction Systems Architects Inc. Class A (2)	91,600	2,551,060
Wind River Systems Inc. (2)	186,004	2,405,032

		51,752,123
TELECOMMUNICATIONS—1.84%
ADTRAN Inc.	166,019	5,229,598
Cincinnati Bell Inc. (2)	606,569	2,674,969

Harris Corp.	328,643	13,737,277
Plantronics Inc. (1)	116,454	3,587,948

		25,229,792
TRANSPORTATION—3.00%
CH Robinson Worldwide Inc. (1)	211,200	13,542,144
CNF Inc.	129,264	6,786,360
Expeditors International Washington Inc. (1)	263,084	14,937,910
Hunt (J.B.) Transport Services Inc. (1)	313,498	5,959,597

		41,226,011
WATER—0.66%
Aqua America Inc. (1)	237,175	9,017,394

		9,017,394

TOTAL COMMON STOCKS (Cost: $1,188,948,857)		1,371,500,018

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—25.03%
CERTIFICATES OF DEPOSIT (3)—1.24%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$669,911	669,911
Bank of Nova Scotia
3.63%, 01/03/06	535,929	535,887
Credit Suisse First Boston
3.67%, 05/09/06	1,339,823	1,339,822
Danske Bank
3.70%, 10/17/05	1,339,823	1,339,807
Dexia Credit Local
3.78%, 08/30/06	669,911	669,790
Fortis Bank NY
3.83% - 3.84%, 01/25/06	2,009,734	2,009,744
HBOS Treasury Services PLC
3.39%, 12/14/05	803,894	803,894
HSBC Bank USA N.A.
3.72%, 08/03/06	669,911	670,109
Nordea Bank PLC
3.63%, 10/02/06	803,894	803,705
Royal Bank of Scotland
3.78%, 06/27/06	669,911	669,838
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	2,076,725	2,076,407
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	3,684,512	3,684,608
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,071,858	1,071,858
Wells Fargo Bank N.A.
3.73%, 10/06/05	736,902	736,900

		17,082,280
COMMERCIAL PAPER (3)—8.58%
Alpine Securitization Corp.
3.72%, 10/19/05	2,679,645	2,675,219
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	13,192,388	13,160,723
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	4,477,687	4,467,262

Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	4,689,379	4,687,339
Barton Capital Corp.
3.74%, 10/14/05	2,009,734	2,007,437
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	2,679,645	2,679,645
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	1,598,087	1,592,417
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	4,703,594	4,697,890
Cantabric Finance LLC
3.73%, 10/31/05	515,122	513,627
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	762,225	761,140
Chesham Finance LLC
3.68%, 10/11/05	1,339,823	1,338,727
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	1,009,757	1,007,938
CRC Funding LLC
3.78%, 10/24/05	736,902	735,278
Dorada Finance Inc.
3.76%, 01/26/06	133,982	132,373
Fairway Finance LLC
3.75%, 10/20/05	535,929	535,928
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	1,201,740	1,200,964
Ford Credit Auto Receivables
3.77%, 10/17/05	1,165,646	1,163,937
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	6,421,341	6,406,483
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	6,616,378	6,608,980
General Electric Capital Corp.
3.72%, 10/14/05	6,699,113	6,691,498
Georgetown Funding Co. LLC
3.82%, 11/02/05	2,618,402	2,610,066
Giro Funding Corp.
3.66%, 10/06/05	669,911	669,707
Grampian Funding LLC
3.84%, 01/31/06	1,339,823	1,322,673
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	669,911	669,911
HSBC PLC
3.88%, 02/03/06	401,947	396,618
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	2,003,450	2,001,541
Landale Funding LLC
3.74%, 10/17/05	2,679,645	2,675,748
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	1,406,676	1,406,676
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	1,410,605	1,409,232
Lockhart Funding LLC
3.71%, 10/13/05	558,090	557,515
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	2,545,663	2,541,801
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	2,391,047	2,388,343
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	3,751,503	3,742,473
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	2,554,653	2,548,585

Prudential Funding LLC
3.71%, 10/13/05	1,339,823	1,338,442
Ranger Funding Co. LLC
3.67%, 10/04/05	738,818	738,743
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,339,823	1,319,886
Sedna Finance Inc.
3.92%, 02/21/06	334,956	329,813
Societe Generale
3.77%, 10/07/05	1,737,080	1,736,352
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	5,484,282	5,478,327
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	3,323,671	3,319,423
Three Pillars Funding Corp.
3.65%, 10/03/05	803,894	803,894
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	1,949,147	1,944,028
Tulip Funding Corp.
3.79%, 12/01/05	602,920	599,175
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	10,048,669	10,046,213
Windmill Funding Corp.
3.78%, 10/25/05	870,885	868,873
Yorktown Capital LLC
3.75%, 10/20/05	1,138,849	1,136,832

		117,665,695
LOAN PARTICIPATIONS (3)—0.05%

Army & Air Force Exchange Service
3.67%, 10/03/05	669,911	669,911

		669,911
MEDIUM-TERM NOTES (3)—0.19%

Dorada Finance Inc.
3.93%, 07/07/06 (4)	415,345	415,313
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	2,143,716	2,143,498

		2,558,811
MONEY MARKET FUNDS—0.01%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5) (6)	204,357	204,357

		204,357
REPURCHASE AGREEMENTS (3)—5.39%

Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $42,217,983 and effective yields of 3.75% - 3.88%. (7)	$42,204,409	42,204,409
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $31,831,127 and an effective yield of 3.90%. (7)	31,820,785	31,820,785

		74,025,194

TIME DEPOSITS (3)—0.55%
Chase Bank USA N.A.
3.88%, 10/03/05	1,459,455	1,459,455
Lloyds TSB Bank PLC
3.90%, 10/03/05	1,339,823	1,339,822
Rabobank Nederland NV
3.89%, 10/03/05	4,689,379	4,689,379

		7,488,656
VARIABLE & FLOATING RATE NOTES (3)—9.02%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	2,492,070	2,492,084
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	4,622,388	4,622,382
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	2,210,707	2,210,707
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	3,014,601	3,014,742
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	4,086,459	4,089,428
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	870,885	870,885
Bank of America N.A.
3.81%, 08/10/06	6,699,113	6,699,113
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	4,608,989	4,608,864
BMW US Capital LLC
3.74%, 09/15/06 (4)	1,339,823	1,339,822
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	2,545,663	2,545,559
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	3,604,123	3,603,990
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	334,956	334,956
Credit Suisse First Boston
3.77%, 07/19/06	3,349,556	3,349,556
DEPFA Bank PLC
3.88%, 09/15/06	1,339,823	1,339,822
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	2,130,318	2,130,410
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	1,339,823	1,339,822
Fairway Finance LLC
3.78%, 01/20/06	669,911	669,901
Fifth Third Bancorp
3.79%, 09/22/06 (4)	2,679,645	2,679,645
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	937,876	937,891
General Electric Capital Corp.
3.80%, 10/06/06	602,920	603,474
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	334,956	334,956
Hartford Life Global Funding Trust
3.76%, 08/15/06	1,339,823	1,339,822
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	4,019,468	4,019,466
HSBC Bank USA N.A.
3.95%, 05/04/06	468,938	469,160
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	3,885,485	3,885,518
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	5,225,308	5,225,767

Lothian Mortgages PLC
3.82%, 01/24/06	1,339,823	1,339,822
Marshall & Ilsley Bank
3.90%, 02/20/06	1,339,823	1,340,441
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	2,679,645	2,680,721
Natexis Banques Populaires
3.80%, 10/16/06 (4)	1,004,867	1,004,867
National City Bank (Ohio)
3.62%, 01/06/06	669,911	669,859
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	4,957,343	4,957,751
Nordea Bank AB
3.71%, 08/11/06 (4)	2,344,689	2,344,689
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	4,287,432	4,287,500
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	3,644,317	3,644,319
Principal Life Income Funding Trusts
3.74%, 05/10/06	1,004,867	1,004,899
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	4,471,658	4,470,773
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	1,138,849	1,138,804
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	5,975,608	5,975,609
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	1,339,823	1,339,822
Strips III LLC
3.88%, 07/24/06 (4) (8)	385,191	385,191
SunTrust Bank
3.63%, 04/28/06	2,009,734	2,009,734
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	2,987,804	2,987,500
Toyota Motor Credit Corp.
3.87%, 04/10/06	602,920	602,916
Unicredito Italiano SpA
3.80%, 06/14/06	1,741,769	1,741,339
Union Hamilton Special Funding LLC
4.00%, 03/28/06	1,339,823	1,339,822
US Bank N.A.
3.77%, 09/29/06	602,920	602,764
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	3,094,321	3,094,320
Wells Fargo & Co.
3.76%, 09/15/06 (4)	669,911	669,972
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	3,014,601	3,014,430
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	3,429,946	3,429,842
Winston Funding Ltd.
3.71%, 10/23/05 (4)	956,633	956,633
World Savings Bank
3.69%, 03/09/06	2,009,734	2,009,686

		123,801,767

TOTAL SHORT-TERM INVESTMENTS (Cost: $343,496,671)		343,496,671

TOTAL INVESTMENTS IN SECURITIES — 124.99% (Cost: $1,532,445,528)		1,714,996,689
Other Assets, Less Liabilities — (24.99)%		(342,910,865)

NET ASSETS — 100.00%		$1,372,085,824

(1)	All or a portion of this security represents a security on loan. See Note 5.

(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is "illiquid," in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.88%
AEROSPACE & DEFENSE—0.07%
Sequa Corp. Class A (1) (2)	29,655	$ 1,749,645

		1,749,645
AGRICULTURE—0.19%
Universal Corp. (2)	119,182	4,627,837

		4,627,837
AIRLINES—0.36%
AirTran Holdings Inc. (1) (2)	404,398	5,119,679
Alaska Air Group Inc. (1) (2)	126,262	3,669,174

		8,788,853
AUTO PARTS & EQUIPMENT—1.62%
ArvinMeritor Inc. (2)	325,605	5,444,116
Bandag Inc. (2)	54,409	2,331,970
BorgWarner Inc.	262,145	14,800,707
Lear Corp.	311,190	10,571,124
Modine Manufacturing Co. (2)	161,833	5,936,034

		39,083,951
BANKS—4.58%
Associated Bancorp	592,710	18,065,801
Colonial BancGroup Inc. (The) (2)	714,331	16,001,014
Commerce Bancorp Inc. (2)	760,627	23,343,643
FirstMerit Corp. (2)	387,354	10,377,214
Greater Bay Bancorp (2)	235,712	5,807,944
Mercantile Bankshares Corp. (2)	380,195	20,484,907
Texas Regional Bancshares Inc. Class A	191,046	5,500,214
Webster Financial Corp.	249,733	11,227,996

		110,808,733
BEVERAGES—0.27%
PepsiAmericas Inc.	290,761	6,608,997

		6,608,997
BIOTECHNOLOGY—1.92%
Charles River Laboratories International Inc. (1) (2)	332,810	14,517,172
Invitrogen Corp. (1)	246,042	18,509,740
Millennium Pharmaceuticals Inc. (1) (2)	1,430,860	13,349,924

		46,376,836
BUILDING MATERIALS—1.15%
Martin Marietta Materials Inc.	214,685	16,844,185
York International Corp.	195,546	10,964,264

		27,808,449
CHEMICALS—4.86%
Airgas Inc.	308,854	9,151,344
Albemarle Corp. (2)	177,141	6,678,216

Cabot Corp. (2)	287,604	9,493,808
Cytec Industries Inc. (2)	183,589	7,964,091
Ferro Corp. (2)	194,284	3,559,283
FMC Corp. (1)	174,255	9,970,871
Lubrizol Corp.	314,755	13,638,334
Lyondell Chemical Co. (2)	949,384	27,171,370
Minerals Technologies Inc. (2)	93,992	5,377,282
RPM International Inc. (2)	545,483	10,036,887
Sensient Technologies Corp. (2)	219,150	4,152,892
Valspar Corp. (The) (2)	469,514	10,498,333

		117,692,711
COMMERCIAL SERVICES—2.51%
ADESA Inc.	415,127	9,174,307
Banta Corp.	111,420	5,670,164
Kelly Services Inc. Class A (2)	89,268	2,736,957
Manpower Inc.	403,971	17,932,273
MPS Group Inc. (1)	467,719	5,519,084
Quanta Services Inc. (1) (2)	546,971	6,979,350
Rent-A-Center Inc. (1)	346,928	6,699,180
United Rentals Inc. (1) (2)	310,392	6,117,826

		60,829,141
COMPUTERS—4.52%
BISYS Group Inc. (The) (1)	560,120	7,522,412
Cadence Design Systems Inc. (1) (2)	1,288,700	20,825,392
Ceridian Corp. (1)	678,319	14,075,119
Imation Corp. (2)	157,916	6,769,859
McDATA Corp. Class A (1) (2)	719,334	3,769,310
Mentor Graphics Corp. (1) (2)	366,898	3,155,323
SanDisk Corp. (1)	842,693	40,659,936
Synopsys Inc. (1)	669,130	12,646,557

		109,423,908
DISTRIBUTION & WHOLESALE—0.41%
Tech Data Corp. (1) (2)	268,353	9,851,239

		9,851,239
DIVERSIFIED FINANCIAL SERVICES—2.63%
AmeriCredit Corp. (1) (2)	646,800	15,439,116
Edwards (A.G.) Inc.	357,059	15,642,755
IndyMac Bancorp Inc. (2)	294,401	11,652,392
Jefferies Group Inc. (2)	228,979	9,972,035
LaBranche & Co. Inc. (1) (2)	281,085	2,442,629
Raymond James Financial Inc.	263,768	8,472,228

		63,621,155
ELECTRIC—10.50%
Alliant Energy Corp.	540,012	15,730,550
Aquila Inc. (1)	1,730,677	6,853,481
Black Hills Corp. (2)	151,846	6,585,561
Duquesne Light Holdings Inc. (2)	360,574	6,205,479
Energy East Corp. (2)	683,943	17,228,524
Great Plains Energy Inc. (2)	346,098	10,351,791
Hawaiian Electric Industries Inc. (2)	375,253	10,462,054
IDACORP Inc. (2)	195,879	5,901,834
MDU Resources Group Inc. (2)	555,182	19,792,238
Northeast Utilities	602,285	12,015,586
NSTAR (2)	495,218	14,321,705
OGE Energy Corp.	418,678	11,764,852
Pepco Holdings Inc.	877,032	20,408,535
PNM Resources Inc. (2)	318,618	9,134,778
Puget Energy Inc. (2)	465,002	10,918,247

SCANA Corp.	526,269	22,229,603
Sierra Pacific Resources Corp. (1)	850,344	12,627,608
Westar Energy Inc.	402,066	9,701,853
Wisconsin Energy Corp.	542,390	21,652,209
WPS Resources Corp. (2)	176,016	10,173,725

		254,060,213
ELECTRONICS—2.65%
Arrow Electronics Inc. (1)	548,761	17,209,145
Avnet Inc. (1) (2)	674,309	16,486,855
KEMET Corp. (1) (2)	401,607	3,365,467
Plexus Corp. (1) (2)	201,986	3,451,941
Thomas & Betts Corp. (1)	244,080	8,398,793
Varian Inc. (1)	148,596	5,099,815
Vishay Intertechnology Inc. (1) (2)	853,654	10,201,165

		64,213,181
ENGINEERING & CONSTRUCTION—0.43%
Dycom Industries Inc. (1) (2)	226,583	4,581,508
Granite Construction Inc. (2)	152,789	5,842,651

		10,424,159
ENTERTAINMENT—0.19%
Macrovision Corp. (1) (2)	234,608	4,481,013

		4,481,013
FOOD—2.37%
Dean Foods Co. (1) (2)	693,128	26,934,954
Ruddick Corp.	160,657	3,703,144
Smithfield Foods Inc. (1)	458,472	13,607,449
Smucker (J.M.) Co. (The) (2)	270,861	13,147,593

		57,393,140
FOREST PRODUCTS & PAPER—0.90%
Bowater Inc. (2)	259,289	7,330,100
Glatfelter Co. (2)	204,003	2,874,402
Longview Fibre Co. (2)	236,820	4,615,622
Potlatch Corp.	134,765	7,023,952

		21,844,076
GAS—1.92%
AGL Resources Inc.	358,779	13,314,289
ONEOK Inc. (2)	467,974	15,920,475
Vectren Corp. (2)	352,817	10,002,362
WGL Holdings Inc. (2)	225,780	7,254,311

		46,491,437
HAND & MACHINE TOOLS—0.36%
Kennametal Inc.	177,987	8,728,482

		8,728,482
HEALTH CARE - PRODUCTS—0.79%
Advanced Medical Optics Inc. (1) (2)	306,219	11,621,011
Steris Corp.	315,873	7,514,619

		19,135,630
HEALTH CARE - SERVICES—2.75%
Community Health Systems Inc. (1) (2)	415,971	16,143,834
PacifiCare Health Systems Inc. (1)	406,489	32,429,692
Triad Hospitals Inc. (1) (2)	398,978	18,061,734

		66,635,260

HOLDING COMPANIES - DIVERSIFIED—0.68%
Leucadia National Corp. (2)	380,637	16,405,455

		16,405,455
HOME BUILDERS—1.53%
Lennar Corp. Class A	620,629	37,088,789

		37,088,789
HOME FURNISHINGS—0.18%
Furniture Brands International Inc. (2)	242,690	4,375,701

		4,375,701
HOUSEHOLD PRODUCTS & WARES—0.85%
American Greetings Corp. Class A (2)	311,538	8,536,141
Blyth Inc. (2)	123,494	2,752,681
Scotts Miracle-Gro Co. (The) Class A (2)	104,629	9,200,028

		20,488,850
INSURANCE—10.76%
Allmerica Financial Corp. (1)	247,869	10,197,331
American Financial Group Inc.	215,048	7,296,579
AmerUs Group Co. (2)	180,203	10,338,246
Berkley (W.R.) Corp.	518,182	20,457,825
Everest Re Group Ltd.	261,519	25,602,710
Fidelity National Financial Inc.	801,892	35,700,232
First American Corp.	441,323	20,155,221
HCC Insurance Holdings Inc. (2)	489,617	13,968,773
Horace Mann Educators Corp. (2)	199,032	3,936,853
Mercury General Corp. (2)	164,433	9,864,336
Ohio Casualty Corp.	299,000	8,108,880
Old Republic International Corp.	848,081	22,618,320
PMI Group Inc. (The) (2)	426,278	16,995,704
Protective Life Corp.	322,990	13,300,728
Radian Group Inc.	395,292	20,990,005
StanCorp Financial Group Inc.	128,135	10,788,967
Unitrin Inc.	212,200	10,071,012

		260,391,722
INTERNET—1.13%
Avocent Corp. (1)	227,102	7,185,507
CheckFree Corp. (1) (2)	420,264	15,894,384
RSA Security Inc. (1) (2)	328,878	4,180,039

		27,259,930
IRON & STEEL—0.25%
Steel Dynamics Inc. (2)	177,770	6,037,069

		6,037,069
LEISURE TIME—0.19%
Callaway Golf Co.	304,196	4,590,318

		4,590,318
MACHINERY—0.78%
AGCO Corp. (1) (2)	419,244	7,630,241
Flowserve Corp. (1) (2)	256,279	9,315,742
Tecumseh Products Co. Class A (2)	85,695	1,844,156

		18,790,139
MANUFACTURING—2.43%
Brink’s Co. (The)	272,405	11,184,949
Crane Co. (2)	230,591	6,857,776
Federal Signal Corp. (2)	223,852	3,825,631
SPX Corp. (2)	339,227	15,587,481
Teleflex Inc.	189,356	13,349,598
Trinity Industries Inc. (2)	197,858	8,011,270

		58,816,705

MEDIA—1.95%
Belo (A.H.) Corp.	447,958	10,240,320
Emmis Communications Corp. (1) (2)	169,952	3,754,240
Entercom Communications Corp. (1)	176,746	5,583,406
Lee Enterprises Inc. (2)	210,837	8,956,356
Media General Inc. Class A (2)	111,434	6,464,286
Scholastic Corp. (1) (2)	162,890	6,020,414
Westwood One Inc. (2)	313,696	6,239,413

		47,258,435
METAL FABRICATE & HARDWARE—0.76%
Timken Co. (The)	381,935	11,316,734
Worthington Industries Inc. (2)	330,349	6,947,239

		18,263,973
OIL & GAS—8.29%
ENSCO International Inc.	704,715	32,832,672
Forest Oil Corp. (1)	253,018	13,182,238
Helmerich & Payne Inc. (2)	238,591	14,408,510
Newfield Exploration Co. (1)	587,578	28,850,080
Noble Energy Inc. (2)	809,649	37,972,538
Pioneer Natural Resources Co. (2)	658,007	36,137,744
Pogo Producing Co.	276,866	16,318,482
Pride International Inc. (1) (2)	734,635	20,944,444

		200,646,708
OIL & GAS SERVICES—1.58%
Cooper Cameron Corp. (1) (2)	259,437	19,180,177
Hanover Compressor Co. (1) (2)	382,411	5,300,216
Tidewater Inc.	281,516	13,701,384

		38,181,777
PACKAGING & CONTAINERS—0.52%
Sonoco Products Co.	458,910	12,532,832

		12,532,832
PHARMACEUTICALS—1.54%
Omnicare Inc.	489,474	27,523,123
Par Pharmaceutical Companies Inc. (1) (2)	158,565	4,221,000
Perrigo Co. (2)	385,977	5,523,331

		37,267,454
PIPELINES—0.55%
National Fuel Gas Co. (2)	390,141	13,342,822

		13,342,822
REAL ESTATE INVESTMENT TRUSTS—3.33%
AMB Property Corp.	394,796	17,726,340
Highwoods Properties Inc. (2)	249,056	7,349,643
Hospitality Properties Trust (2)	333,389	14,289,052
Liberty Property Trust (2)	406,925	17,310,589
Mack-Cali Realty Corp. (2)	286,723	12,885,332
New Plan Excel Realty Trust Inc. (2)	480,247	11,021,669

		80,582,625
RETAIL—3.95%
AnnTaylor Stores Corp. (1) (2)	337,725	8,966,599
Barnes & Noble Inc.	254,289	9,586,695
BJ’s Wholesale Club Inc. (1) (2)	316,044	8,786,023
Bob Evans Farms Inc. (2)	164,485	3,735,454

Borders Group Inc. (2)	325,716	7,221,124
CBRL Group Inc.	217,022	7,304,960
Foot Locker Inc.	727,304	15,957,050
Krispy Kreme Doughnuts Inc. (1) (2)	286,273	1,792,069
99 Cents Only Stores (1)	222,511	2,058,227
Payless ShoeSource Inc. (1) (2)	316,313	5,503,846
Pier 1 Imports Inc. (2)	399,395	4,501,182
Regis Corp. (2)	209,126	7,909,145
Saks Inc. (1)	658,155	12,175,867

		95,498,241
SAVINGS & LOANS—2.06%
Astoria Financial Corp.	415,280	10,971,698
Independence Community Bank Corp.	347,997	11,863,218
New York Community Bancorp Inc. (2)	1,097,012	17,990,997
Washington Federal Inc. (2)	402,423	9,078,663

		49,904,576
SEMICONDUCTORS—2.59%
Atmel Corp. (1)	1,962,729	4,043,222
Cabot Microelectronics Corp. (1) (2)	113,794	3,343,268
Credence Systems Corp. (1) (2)	460,978	3,678,604
Fairchild Semiconductor International Inc. Class A (1) (2)	555,716	8,257,940
Integrated Device Technology Inc. (1)	921,867	9,900,852
International Rectifier Corp. (1) (2)	298,982	13,478,109
Intersil Corp. Class A	711,174	15,489,370
Lattice Semiconductor Corp. (1) (2)	526,784	2,254,635
TriQuint Semiconductor Inc. (1) (2)	648,734	2,283,544

		62,729,544
SOFTWARE—0.95%
Acxiom Corp.	362,654	6,788,883
Fair Isaac Corp. (2)	303,141	13,580,717
Keane Inc. (1) (2)	217,589	2,487,042

		22,856,642
TELECOMMUNICATIONS—2.30%
CommScope Inc. (1) (2)	253,586	4,397,181
Newport Corp. (1) (2)	184,729	2,573,275
Polycom Inc. (1) (2)	447,596	7,237,627
Powerwave Technologies Inc. (1) (2)	510,088	6,626,043
RF Micro Devices Inc. (1) (2)	873,081	4,932,908
Telephone & Data Systems Inc. (2)	475,774	18,555,186
3Com Corp. (1) (2)	1,793,599	7,317,884
UTStarcom Inc. (1) (2)	477,317	3,899,680

		55,539,784
TEXTILES—0.81%
Mohawk Industries Inc. (1) (2)	244,928	19,655,472

		19,655,472
TRANSPORTATION—1.59%
Alexander & Baldwin Inc. (2)	203,219	10,819,380
Overseas Shipholding Group Inc.	137,162	8,000,659
Swift Transportation Co. Inc. (1) (2)	242,611	4,294,215
Werner Enterprises Inc. (2)	239,373	4,138,759
Yellow Roadway Corp. (1)	268,585	11,124,791

		38,377,804
TRUCKING & LEASING—0.38%
GATX Corp. (2)	231,873	9,170,577

		9,170,577

TOTAL COMMON STOCKS (Cost: $2,154,644,906)		2,416,731,990

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—25.83%
CERTIFICATES OF DEPOSIT (3)—1.28%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$1,216,594	1,216,594
Bank of Nova Scotia
3.63%, 01/03/06	973,276	973,200
Credit Suisse First Boston
3.67%, 05/09/06	2,433,189	2,433,189
Danske Bank
3.70%, 10/17/05	2,433,189	2,433,161
Dexia Credit Local
3.78%, 08/30/06	1,216,594	1,216,374
Fortis Bank NY
3.83% - 3.84%, 01/25/06	3,649,783	3,649,802
HBOS Treasury Services PLC
3.39%, 12/14/05	1,459,913	1,459,913
HSBC Bank USA N.A.
3.72%, 08/03/06	1,216,594	1,216,954
Nordea Bank PLC
3.63%, 10/02/06	1,459,913	1,459,572
Royal Bank of Scotland
3.78%, 06/27/06	1,216,594	1,216,462
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	3,771,443	3,770,867
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	6,691,270	6,691,444
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,946,551	1,946,551
Wells Fargo Bank N.A.
3.73%, 10/06/05	1,338,254	1,338,249

		31,022,332
COMMERCIAL PAPER (3)—8.83%
Alpine Securitization Corp.
3.72%, 10/19/05	4,866,378	4,858,332
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	23,958,079	23,900,572
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	8,131,718	8,112,786
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	8,516,161	8,512,457
Barton Capital Corp.
3.74%, 10/14/05	3,649,783	3,645,613
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	4,866,378	4,866,378
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	2,902,210	2,891,915
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	8,541,978	8,531,616
Cantabric Finance LLC
3.73%, 10/31/05	935,488	932,774
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	1,384,241	1,382,270

Chesham Finance LLC
3.68%, 10/11/05	2,433,189	2,431,199
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	1,833,773	1,830,469
CRC Funding LLC
3.78%, 10/24/05	1,338,254	1,335,303
Dorada Finance Inc.
3.76%, 01/26/06	243,319	240,396
Fairway Finance LLC
3.75%, 10/20/05	973,276	973,273
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	2,182,425	2,181,015
Ford Credit Auto Receivables
3.77%, 10/17/05	2,116,874	2,113,771
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	11,661,496	11,634,516
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	12,015,695	12,002,259
General Electric Capital Corp.
3.72%, 10/14/05	12,165,945	12,152,116
Georgetown Funding Co. LLC
3.82%, 11/02/05	4,755,157	4,740,020
Giro Funding Corp.
3.66%, 10/06/05	1,216,594	1,216,223
Grampian Funding LLC
3.84%, 01/31/06	2,433,189	2,402,044
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	1,216,594	1,216,594
HSBC PLC
3.88%, 02/03/06	729,957	720,280
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	3,638,372	3,634,905
Landale Funding LLC
3.74%, 10/17/05	4,866,378	4,859,300
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	2,554,599	2,554,599
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	2,561,734	2,559,241
Lockhart Funding LLC
3.71%, 10/13/05	1,013,521	1,012,476
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	4,623,059	4,616,046
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	4,342,269	4,337,357
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	6,812,929	6,796,530
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	4,639,386	4,628,366
Prudential Funding LLC
3.71%, 10/13/05	2,433,189	2,430,681
Ranger Funding Co. LLC
3.67%, 10/04/05	1,341,733	1,341,597
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,433,189	2,396,984
Sedna Finance Inc.
3.92%, 02/21/06	608,297	598,958
Societe Generale
3.77%, 10/07/05	3,154,630	3,153,308
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	9,959,748	9,948,933
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	6,035,963	6,028,250

Three Pillars Funding Corp.
3.65%, 10/03/05	1,459,913	1,459,913
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	3,539,755	3,530,458
Tulip Funding Corp.
3.79%, 12/01/05	1,094,935	1,088,134
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	18,248,917	18,244,456
Windmill Funding Corp.
3.78%, 10/25/05	1,581,573	1,577,919
Yorktown Capital LLC
3.75%, 10/20/05	2,068,211	2,064,548

		213,687,150
LOAN PARTICIPATIONS (3)—0.05%
Army & Air Force Exchange Service
3.67%, 10/03/05	1,216,594	1,216,594

		1,216,594
MEDIUM-TERM NOTES (3)—0.19%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	754,289	754,231
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	3,893,102	3,892,706

		4,646,937
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5) (6)	1,589,772	1,589,772

		1,589,772
REPURCHASE AGREEMENTS (3)—5.56%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $76,670,104 and effective yields of 3.75% - 3.88%. (7)	$76,645,453	76,645,453
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $57,807,020 and an effective yield of 3.90%. (7)	57,788,239	57,788,239

		134,433,692
TIME DEPOSITS (3)—0.56%
Chase Bank USA N.A.
3.88%, 10/03/05	2,650,448	2,650,448
Lloyds TSB Bank PLC
3.90%, 10/03/05	2,433,189	2,433,189
Rabobank Nederland NV
3.89%, 10/03/05	8,516,161	8,516,161

		13,599,798
VARIABLE & FLOATING RATE NOTES (3)—9.29%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	4,525,731	4,525,756
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	8,394,502	8,394,490
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	4,014,762	4,014,762

American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	5,474,675	5,474,931
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	7,421,226	7,426,618
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	1,581,573	1,581,573
Bank of America N.A.
3.81%, 08/10/06	12,165,945	12,165,949
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	8,370,170	8,369,943
BMW US Capital LLC
3.74%, 09/15/06 (4)	2,433,189	2,433,189
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	4,623,059	4,622,871
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	6,545,278	6,545,038
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	608,297	608,297
Credit Suisse First Boston
3.77%, 07/19/06	6,082,972	6,082,972
DEPFA Bank PLC
3.88%, 09/15/06	2,433,189	2,433,189
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	3,868,770	3,868,939
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	2,433,189	2,433,189
Fairway Finance LLC
3.78%, 01/20/06	1,216,594	1,216,576
Fifth Third Bancorp
3.79%, 09/22/06 (4)	4,866,378	4,866,378
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	1,703,232	1,703,260
General Electric Capital Corp.
3.80%, 10/06/06	1,094,935	1,095,941
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	608,297	608,297
Hartford Life Global Funding Trust
3.76%, 08/15/06	2,433,189	2,433,189
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	7,299,567	7,299,567
HSBC Bank USA N.A.
3.95%, 05/04/06	851,616	852,020
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	7,056,248	7,056,307
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	9,489,437	9,490,270
Lothian Mortgages PLC
3.82%, 01/24/06	2,433,189	2,433,189
Marshall & Ilsley Bank
3.90%, 02/20/06	2,433,189	2,434,313
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	4,866,378	4,868,330
Natexis Banques Populaires
3.80%, 10/16/06 (4)	1,824,892	1,824,892
National City Bank (Ohio)
3.62%, 01/06/06	1,216,594	1,216,499
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	9,002,799	9,003,540
Nordea Bank AB
3.71%, 08/11/06 (4)	4,258,081	4,258,081
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	7,786,205	7,786,329

Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	6,618,274	6,618,277
Principal Life Income Funding Trusts
3.74%, 05/10/06	1,824,892	1,824,949
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	8,120,768	8,119,160
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	2,068,211	2,068,129
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	10,852,023	10,852,023
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	2,433,189	2,433,189
Strips III LLC
3.88%, 07/24/06 (4) (8)	699,528	699,528
SunTrust Bank
3.63%, 04/28/06	3,649,783	3,649,783
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	5,426,011	5,425,459
Toyota Motor Credit Corp.
3.87%, 04/10/06	1,094,935	1,094,927
Unicredito Italiano SpA
3.80%, 06/14/06	3,163,146	3,162,365
Union Hamilton Special Funding LLC
4.00%, 03/28/06	2,433,189	2,433,189
US Bank N.A.
3.77%, 09/29/06	1,094,935	1,094,651
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	5,619,451	5,619,451
Wells Fargo & Co.
3.76%, 09/15/06 (4)	1,216,594	1,216,705
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	5,474,675	5,474,367
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	6,228,964	6,228,778
Winston Funding Ltd.
3.71%, 10/23/05 (4)	1,737,297	1,737,297
World Savings Bank
3.69%, 03/09/06	3,649,783	3,649,697

		224,830,608

TOTAL SHORT-TERM INVESTMENTS (Cost: $625,026,883)		625,026,883

TOTAL INVESTMENTS IN SECURITIES — 125.71% (Cost: $2,779,671,789)		3,041,758,873
Other Assets, Less Liabilities — (25.71)%		(622,007,147)

NET ASSETS — 100.00%		$2,419,751,726

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—100.14%
ADVERTISING—0.18%
ADVO Inc. (1)	207,242	$ 6,484,602

		6,484,602
AEROSPACE & DEFENSE—2.23%
AAR Corp. (1) (2)	214,785	3,690,006
Armor Holdings Inc. (1) (2)	194,546	8,367,423
Curtiss-Wright Corp. (1)	143,144	8,833,416
DRS Technologies Inc. (1)	184,228	9,093,494
EDO Corp. (1)	97,228	2,919,757
Engineered Support Systems Inc.	276,582	11,350,925
Esterline Technologies Corp. (1) (2)	167,086	6,330,889
GenCorp Inc. (1) (2)	361,171	6,735,839
Kaman Corp. Class A	151,696	3,102,183
Moog Inc. Class A (2)	227,622	6,719,401
Teledyne Technologies Inc. (2)	220,025	7,584,262
Triumph Group Inc. (1) (2)	105,535	3,922,736

		78,650,331
AGRICULTURE—0.24%
Alliance One International Inc.	575,736	2,038,105
Delta & Pine Land Co.	238,506	6,298,943

		8,337,048
AIRLINES—0.40%
Frontier Airlines Inc. (1) (2)	240,475	2,351,845
Mesa Air Group Inc. (1) (2)	191,956	1,583,637
SkyWest Inc.	382,018	10,245,723

		14,181,205
APPAREL—1.45%
Ashworth Inc. (2)	94,507	645,483
Gymboree Corp. (1) (2)	208,218	2,840,094
Haggar Corp.	36,017	1,023,963
Kellwood Co. (1)	184,603	4,771,988
K-Swiss Inc. Class A	170,763	5,049,462
Oxford Industries Inc. (1)	92,493	4,173,284
Phillips-Van Heusen Corp.	241,663	7,496,386
Quiksilver Inc. (1) (2)	774,922	11,197,623
Russell Corp. (1)	218,355	3,065,704
Stride Rite Corp.	240,878	3,088,056
Wolverine World Wide Inc.	380,291	8,005,126

		51,357,169
AUTO MANUFACTURERS—0.78%
A.S.V. Inc. (1) (2)	117,785	2,667,830
Oshkosh Truck Corp.	485,102	20,937,002
Wabash National Corp. (1)	206,017	4,050,294

		27,655,126

AUTO PARTS & EQUIPMENT—0.11%
Standard Motor Products Inc.	83,822	679,796
Superior Industries International Inc. (1)	151,032	3,250,209

		3,930,005
BANKS—5.74%
Amegy Bancorporation Inc.	467,362	10,576,402
Boston Private Financial Holdings Inc. (1)	186,999	4,962,953
Central Pacific Financial Corp.	200,730	7,061,681
Chittenden Corp. (1)	306,862	8,134,912
Community Bank System Inc. (1)	199,574	4,510,372
East West Bancorp Inc.	369,048	12,562,394
First BanCorp (Puerto Rico) (1)	533,723	9,030,593
First Midwest Bancorp Inc.	299,780	11,163,807
First Republic Bank (1)	151,474	5,336,429
Fremont General Corp. (1)	433,136	9,455,359
Gold Bancorp Inc.	256,133	3,816,382
Hudson United Bancorp	293,638	12,429,697
Irwin Financial Corp. (1)	116,798	2,381,511
Nara Bancorp Inc. (1)	129,791	1,940,375
PrivateBancorp Inc. (1)	114,707	3,932,156
Prosperity Bancshares Inc.	141,829	4,290,327
Provident Bankshares Corp.	217,277	7,556,894
Republic Bancorp Inc. (1)	455,858	6,445,832
South Financial Group Inc. (The)	491,956	13,204,099
Sterling Bancshares Inc.	300,654	4,422,620
Susquehanna Bancshares Inc. (1)	308,479	7,415,835
TrustCo Bank Corp. NY (1)	495,287	6,205,946
UCBH Holdings Inc. (1)	606,186	11,105,328
Umpqua Holdings Corp. (1)	293,603	7,140,425
United Bancshares Inc. (1)	247,232	8,640,758
Whitney Holding Corp.	417,832	11,298,177
Wintrust Financial Corp. (1)	156,335	7,857,397

		202,878,661
BEVERAGES—0.08%
Peet’s Coffee & Tea Inc. (1) (2)	92,405	2,829,441

		2,829,441
BIOTECHNOLOGY—0.50%
ArQule Inc. (2)	233,935	1,831,711
Cambrex Corp.	173,977	3,298,604
CryoLife Inc. (1) (2)	141,999	986,893
Enzo Biochem Inc. (1) (2)	180,296	2,769,347
Integra LifeSciences Holdings Corp. (1) (2)	120,679	4,617,179
Regeneron Pharmaceuticals Inc. (2)	290,908	2,760,717
Savient Pharmaceuticals Inc. (1) (2)	405,752	1,529,685

		17,794,136
BUILDING MATERIALS—1.86%
Apogee Enterprises Inc.	184,665	3,157,771
ElkCorp (1)	119,163	4,262,461
Florida Rock Industries Inc. (1)	311,659	19,974,225
Lennox International Inc.	330,647	9,063,034
NCI Building Systems Inc. (1) (2)	140,520	5,731,811
Simpson Manufacturing Co. Inc. (1)	241,626	9,457,242
Texas Industries Inc. (1)	149,774	8,147,706
Universal Forest Products Inc.	106,616	6,111,229

		65,905,479
CHEMICALS—0.97%
Arch Chemicals Inc. (1)	155,796	3,622,257

Fuller (H.B.) Co.	190,049	5,906,723
Georgia Gulf Corp.	225,113	5,420,721
MacDermid Inc. (1)	164,968	4,332,060
OM Group Inc. (1) (2)	188,412	3,792,734
OMNOVA Solutions Inc. (2)	272,578	1,191,166
Penford Corp.	59,314	793,028
PolyOne Corp. (2)	609,669	3,694,594
Quaker Chemical Corp. (1)	64,967	1,129,126
Schulman (A.) Inc.	203,073	3,645,160
Wellman Inc.	113,478	718,316

		34,245,885
COAL—0.73%
Massey Energy Co. (1)	508,461	25,967,103

		25,967,103
COMMERCIAL SERVICES—3.89%
Aaron Rents Inc.	295,977	6,259,914
ABM Industries Inc.	254,256	5,291,067
Administaff Inc. (1)	144,844	5,756,101
Arbitron Inc.	208,542	8,308,313
Bowne & Co. Inc. (1)	226,300	3,233,827
CDI Corp. (1)	82,177	2,427,509
Central Parking Corp. (1)	138,246	2,066,778
Chemed Corp. (1)	169,933	7,364,896
Coinstar Inc. (1) (2)	169,268	3,133,151
Consolidated Graphics Inc. (2)	78,203	3,366,639
CPI Corp.	45,231	795,613
Cross Country Healthcare Inc. (2)	138,519	2,570,913
Healthcare Services Group Inc. (1)	184,516	3,551,933
Heidrick & Struggles International Inc. (1) (2)	123,829	4,009,583
Hooper Holmes Inc.	436,335	1,714,797
iPayment Holdings Inc. (2)	82,441	3,119,567
Labor Ready Inc. (2)	351,558	9,017,463
MAXIMUS Inc.	125,986	4,503,999
Midas Inc. (1) (2)	83,380	1,657,594
NCO Group Inc. (1) (2)	211,855	4,376,924
On Assignment Inc. (2)	168,897	1,444,069
PAREXEL International Corp. (1) (2)	176,258	3,541,023
Pharmaceutical Product Development Inc. (2)	331,311	19,053,696
Pre-Paid Legal Services Inc. (1)	67,273	2,603,465
PRG-Schultz International Inc. (2)	278,489	838,252
Rewards Network Inc. (2)	139,227	950,920
SFBC International Inc. (1) (2)	121,480	5,392,497
SOURCECORP Inc. (2)	104,279	2,235,742
Spherion Corp. (2)	403,292	3,065,019
StarTek Inc. (1)	74,351	981,433
Vertrue Inc. (1) (2)	64,773	2,354,499
Viad Corp. (1)	147,353	4,030,105
Volt Information Sciences Inc. (2)	53,641	1,089,985
Watson Wyatt & Co. Holdings (1)	275,655	7,428,902

		137,536,188
COMPUTERS—2.26%
Agilysys Inc.	200,169	3,370,846
Brooktrout Inc. (2)	85,276	1,106,030
CACI International Inc. Class A (1) (2)	198,834	12,049,340
Carreker Corp. (2)	144,957	1,023,396
Catapult Communications Corp. (2)	67,991	1,246,955
CIBER Inc. (1) (2)	363,304	2,699,349
FactSet Research Systems Inc. (1)	221,934	7,820,954
Hutchinson Technology Inc. (1) (2)	170,073	4,442,307
Kronos Inc. (1) (2)	209,419	9,348,464

Manhattan Associates Inc. (2)	189,643	4,399,718
Mercury Computer Systems Inc. (1) (2)	139,235	3,654,919
MICROS Systems Inc. (2)	253,932	11,109,525
MTS Systems Corp.	130,528	4,930,043
NYFIX Inc. (1) (2)	192,703	1,111,896
Radiant Systems Inc. (1) (2)	148,993	1,537,608
RadiSys Corp. (1) (2)	134,133	2,602,180
Synaptics Inc. (1) (2)	159,603	3,000,536
TALX Corp.	139,341	4,568,991

		80,023,057
DISTRIBUTION & WHOLESALE—1.92%
Bell Microproducts Inc. (1) (2)	195,390	1,959,762
Building Materials Holdings Corp.	94,022	8,761,910
Hughes Supply Inc. (1)	440,836	14,371,254
Owens & Minor Inc.	263,300	7,727,855
ScanSource Inc. (1) (2)	84,018	4,095,037
SCP Pool Corp. (1)	348,455	12,171,533
United Stationers Inc. (1) (2)	219,879	10,523,409
Watsco Inc. (1)	156,008	8,285,585

		67,896,345
DIVERSIFIED FINANCIAL SERVICES—0.61%
Financial Federal Corp.	115,741	4,606,492
Investment Technology Group Inc. (1) (2)	277,765	8,221,844
Piper Jaffray Companies Inc. (2)	132,799	3,965,378
SWS Group Inc.	103,259	1,693,448
World Acceptance Corp. (2)	123,701	3,143,242

		21,630,404
ELECTRIC—1.37%
ALLETE Inc.	198,063	9,073,266
Avista Corp.	320,295	6,213,723
Central Vermont Public Service Corp. (1)	81,826	1,431,955
CH Energy Group Inc.	89,463	4,247,703
Cleco Corp.	329,624	7,772,534
El Paso Electric Co. (2)	316,467	6,598,337
Green Mountain Power Corp.	34,799	1,145,931
UIL Holdings Corp. (1)	85,348	4,464,554
UniSource Energy Corp. (1)	229,140	7,616,614

		48,564,617
ELECTRICAL COMPONENTS & EQUIPMENT—0.77%
Advanced Energy Industries Inc. (2)	186,582	2,007,622
Artesyn Technologies Inc. (1) (2)	264,069	2,455,842
Belden CDT Inc. (1)	302,917	5,885,677
C&D Technologies Inc.	169,151	1,591,711
Greatbatch Inc. (1) (2)	143,382	3,934,402
Intermagnetics General Corp. (1) (2)	170,439	4,762,066
Littelfuse Inc. (2)	148,922	4,189,176
Magnetek Inc. (1) (2)	187,476	633,669
Vicor Corp.	126,999	1,924,035

		27,384,200
ELECTRONICS—3.95%
Analogic Corp.	91,001	4,587,360
Bel Fuse Inc. Class B (1)	76,978	2,804,309
Benchmark Electronics Inc. (1) (2)	276,169	8,318,210
Brady Corp. Class A	325,458	10,069,671
Checkpoint Systems Inc. (1) (2)	251,263	5,959,958
Coherent Inc. (1) (2)	205,509	6,017,304
CTS Corp. (1)	242,214	2,930,789
Cubic Corp. (1)	102,263	1,750,743

Cymer Inc. (1) (2)	235,091	7,363,050
Daktronics Inc. (1)	103,199	2,474,712
Dionex Corp. (2)	133,944	7,266,462
Electro Scientific Industries Inc. (1) (2)	188,985	4,225,705
FEI Co. (1) (2)	164,401	3,164,719
FLIR Systems Inc. (1) (2)	459,818	13,601,416
Itron Inc. (1) (2)	159,629	7,288,660
Keithley Instruments Inc.	95,360	1,392,256
Meade Instruments Corp. (2)	118,004	313,891
Methode Electronics Inc.	248,150	2,858,688
Park Electrochemical Corp.	132,757	3,537,974
Paxar Corp. (2)	241,542	4,069,983
Photon Dynamics Inc. (1) (2)	113,005	2,164,046
Planar Systems Inc. (1) (2)	99,309	816,320
Rogers Corp. (1) (2)	107,160	4,147,092
SBS Technologies Inc. (2)	104,706	1,008,319
Sonic Solutions Inc. (1) (2)	161,911	3,481,086
Technitrol Inc.	268,887	4,119,349
Trimble Navigation Ltd. (2)	354,128	11,930,572
Watts Water Technologies Inc. Class A (1)	167,383	4,829,000
Woodward Governor Co. (1)	65,087	5,535,649
X-Rite Inc.	121,607	1,507,927

		139,535,220
ENERGY - ALTERNATE SOURCES—0.29%
Headwaters Inc. (1) (2)	274,547	10,268,058

		10,268,058
ENGINEERING & CONSTRUCTION—0.94%
EMCOR Group Inc. (1) (2)	102,476	6,076,827
Insituform Technologies Inc. Class A (1) (2)	177,069	3,061,523
Shaw Group Inc. (The) (1) (2)	521,224	12,853,384
URS Corp. (1) (2)	282,366	11,404,763

		33,396,497
ENTERTAINMENT—0.57%
Argosy Gaming Co. (2)	195,425	9,183,021
Pinnacle Entertainment Inc. (1) (2)	269,136	4,933,263
Shuffle Master Inc. (1) (2)	229,964	6,077,949

		20,194,233
ENVIRONMENTAL CONTROL—0.64%
Aleris International Inc. (2)	203,846	5,595,573
Tetra Tech Inc. (1) (2)	376,305	6,329,450
Waste Connections Inc. (1) (2)	310,061	10,876,940

		22,801,963
FOOD—2.04%
American Italian Pasta Co. Class A (1)	122,988	1,311,052
Corn Products International Inc. (1)	494,234	9,968,700
Flowers Foods Inc. (1)	345,125	9,415,010
Great Atlantic & Pacific Tea Co. (1) (2)	111,955	3,175,044
Hain Celestial Group Inc. (1) (2)	200,918	3,897,809
J&J Snack Foods Corp.	44,565	2,575,857
Lance Inc.	198,935	3,473,405
Nash Finch Co.	85,001	3,586,192
Performance Food Group Co. (1) (2)	247,158	7,800,306
Ralcorp Holdings Inc.	195,937	8,213,679
Sanderson Farms Inc.	95,554	3,550,787
TreeHouse Foods Inc. (1) (2)	203,244	5,463,199
United Natural Foods Inc. (1) (2)	271,093	9,585,848

		72,016,888

FOREST PRODUCTS & PAPER—0.60%
Buckeye Technologies Inc. (2)	220,110	1,787,293
Caraustar Industries Inc. (2)	191,466	2,102,297
Deltic Timber Corp.	81,277	3,742,806
Neenah Paper Inc. (1)	98,057	2,873,070
Pope & Talbot Inc.	109,051	1,113,411
Rock-Tenn Co. Class A	205,607	3,104,666
Schweitzer-Mauduit International Inc.	101,013	2,254,610
Wausau Paper Corp.	341,368	4,270,514

		21,248,667
GAS—3.20%
Atmos Energy Corp.	530,995	15,000,609
Cascade Natural Gas Corp.	75,840	1,651,037
Energen Corp.	484,375	20,954,062
Laclede Group Inc. (The)	140,193	4,554,871
New Jersey Resources Corp.	181,539	8,347,163
Northwest Natural Gas Co.	182,020	6,774,784
Piedmont Natural Gas Co. (1)	506,073	12,737,857
Southern Union Co. (2)	647,863	16,695,430
Southwest Gas Corp.	252,939	6,927,999
UGI Corp.	690,810	19,446,301

		113,090,113
HAND & MACHINE TOOLS—0.33%
Baldor Electric Co. (1)	186,213	4,720,500
Milacron Inc. (2)	337,268	600,337
Regal-Beloit Corp. (1)	191,965	6,227,345

		11,548,182
HEALTH CARE - PRODUCTS—6.22%
Advanced Neuromodulation Systems Inc. (2)	132,609	6,293,623
American Medical Systems Holdings Inc. (1) (2)	457,467	9,217,960
ArthroCare Corp. (1) (2)	163,613	6,580,515
BioLase Technology Inc. (1)	154,135	1,098,983
Biosite Inc. (1) (2)	114,299	7,070,536
CONMED Corp. (2)	194,901	5,433,840
Cooper Companies Inc. (1)	291,997	22,369,890
Cyberonics Inc. (1) (2)	144,958	4,325,547
Datascope Corp.	81,060	2,514,481
Diagnostic Products Corp.	155,502	8,199,620
DJ Orthopedics Inc. (2)	144,829	4,191,351
Haemonetics Corp. (2)	173,971	8,268,842
Hologic Inc. (2)	145,914	8,426,533
ICU Medical Inc. (2)	92,024	2,646,610
IDEXX Laboratories Inc. (2)	215,112	14,386,691
Immucor Inc. (2)	300,882	8,256,202
Invacare Corp. (1)	209,181	8,716,572
Kensey Nash Corp. (1) (2)	65,886	2,020,065
LCA-Vision Inc. (1)	135,521	5,030,540
Mentor Corp. (1)	247,976	13,641,160
Merit Medical Systems Inc. (1) (2)	178,983	3,175,158
Osteotech Inc. (2)	112,589	645,135
PolyMedica Corp.	159,033	5,556,613
Possis Medical Inc. (1) (2)	115,408	1,264,872
ResMed Inc. (1) (2)	232,584	18,525,316
Respironics Inc. (2)	475,956	20,075,824
SurModics Inc. (1) (2)	102,570	3,968,433
Sybron Dental Specialties Inc. (2)	266,574	11,084,147
Viasys Healthcare Inc. (2)	209,254	5,229,257
Vital Sign Inc.	37,322	1,720,171

		219,934,487

HEALTH CARE - SERVICES—2.52%
Amedisys Inc. (1) (2)	103,540	4,038,060
American Healthways Inc. (1) (2)	219,050	9,287,720
AMERIGROUP Corp. (2)	339,282	6,487,072
AmSurg Corp. (1) (2)	196,407	5,373,696
Centene Corp. (1) (2)	280,645	7,024,544
Gentiva Health Services Inc. (2)	154,628	2,801,859
LabOne Inc. (2)	115,932	5,043,042
Odyssey Healthcare Inc. (1) (2)	229,265	3,890,627
Pediatrix Medical Group Inc. (2)	156,741	12,040,844
RehabCare Group Inc. (2)	111,613	2,290,299
Sierra Health Services Inc. (1) (2)	167,749	11,552,874
Sunrise Senior Living Inc. (1) (2)	118,152	7,885,464
United Surgical Partners International Inc. (1) (2)	291,705	11,408,583

		89,124,684
HOME BUILDERS—3.04%
Champion Enterprises Inc. (1) (2)	499,905	7,388,596
Coachmen Industries Inc.	95,099	1,092,688
Fleetwood Enterprises Inc. (1) (2)	374,425	4,605,427
M.D.C. Holdings Inc. (1)	214,138	16,893,347
M/I Homes Inc.	82,130	4,456,374
Meritage Homes Corp. (2)	151,790	11,636,221
Monaco Coach Corp. (1)	175,270	2,583,480
NVR Inc. (2)	36,329	32,149,349
Skyline Corp.	44,840	1,822,298
Standard-Pacific Corp. (1)	448,997	18,637,865
Winnebago Industries Inc. (1)	217,297	6,295,094

		107,560,739
HOME FURNISHINGS—0.44%
Applica Inc. (1) (2)	167,463	279,663
Audiovox Corp. Class A (2)	125,366	1,752,617
Bassett Furniture Industries Inc.	78,647	1,464,407
Ethan Allen Interiors Inc. (1)	234,373	7,347,594
Fedders Corp. (1)	161,007	344,555
La-Z-Boy Inc. (1)	341,678	4,506,733

		15,695,569
HOUSEHOLD PRODUCTS & WARES—0.71%
Fossil Inc. (1) (2)	323,105	5,877,280
Harland (John H.) Co.	185,955	8,256,402
Russ Berrie & Co. Inc. (1)	78,338	1,106,133
Spectrum Brands Inc. (1) (2)	244,766	5,764,239
Standard Register Co. (The)	83,623	1,250,164
WD-40 Co.	110,765	2,936,380

		25,190,598
HOUSEWARES—0.37%
Libbey Inc.	93,058	1,414,482
National Presto Industries Inc.	31,088	1,330,877
Toro Co. (1)	278,419	10,234,682

		12,980,041
INSURANCE—2.78%
Delphi Financial Group Inc. Class A (1)	187,755	8,786,934
Hilb, Rogal & Hobbs Co. (1)	235,561	8,791,137
Infinity Property & Casualty Corp.	136,542	4,791,259
LandAmerica Financial Group Inc.	119,252	7,709,642
Philadelphia Consolidated Holding Corp. (1) (2)	122,048	10,361,875
Presidential Life Corp.	141,657	2,549,826
ProAssurance Corp. (2)	204,596	9,548,495
RLI Corp.	141,725	6,556,198

SCPIE Holdings Inc. (2)	66,684	953,581
Selective Insurance Group Inc. (1)	187,460	9,166,794
Stewart Information Services Corp.	120,156	6,151,987
UICI	232,107	8,355,852
United Fire & Casualty Co.	112,319	5,066,710
Zenith National Insurance Corp.	151,650	9,506,938

		98,297,228
INTERNET—1.09%
Digital Insight Corp. (2)	225,546	5,877,729
Internet Security Systems Inc. (1) (2)	257,861	6,191,243
j2 Global Communications Inc. (1) (2)	162,182	6,555,396
MIVA Inc. (2)	182,076	1,097,918
Napster Inc. (1) (2)	292,766	1,171,064
PC-Tel Inc. (2)	141,803	1,332,948
Verity Inc. (2)	249,693	2,651,740
WebEx Communications Inc. (1) (2)	229,050	5,614,015
Websense Inc. (1) (2)	157,758	8,078,787

		38,570,840
IRON & STEEL—1.17%
Carpenter Technology Corp.	144,351	8,460,412
Chaparral Steel (2)	151,289	3,815,509
Cleveland-Cliffs Inc. (1)	144,560	12,592,622
Material Sciences Corp. (2)	85,053	1,281,749
Reliance Steel & Aluminum Co.	183,328	9,703,551
Ryerson Tull Inc. (1)	167,324	3,564,001
Steel Technologies Inc. (1)	73,342	1,901,758

		41,319,602
LEISURE TIME—0.91%
Arctic Cat Inc.	86,136	1,769,233
Bally Total Fitness Holding Corp. (2)	228,205	1,020,076
K2 Inc. (1) (2)	313,658	3,575,701
Multimedia Games Inc. (1) (2)	180,558	1,753,218
Nautilus Inc. (1)	221,293	4,883,937
Pegasus Solutions Inc. (2)	116,488	1,046,062
Polaris Industries Inc. (1)	278,584	13,803,837
WMS Industries Inc. (1) (2)	151,162	4,252,187

		32,104,251
LODGING—0.29%
Aztar Corp. (2)	235,137	7,244,571
Marcus Corp.	142,317	2,852,033

		10,096,604
MACHINERY—2.59%
Albany International Corp. Class A	210,060	7,744,912
Applied Industrial Technologies Inc.	164,910	5,916,971
Astec Industries Inc. (2)	114,133	3,240,236
Briggs & Stratton Corp. (1)	340,860	11,790,347
Cognex Corp.	310,389	9,333,397
Gardner Denver Inc. (2)	170,424	7,600,910
Gerber Scientific Inc. (2)	149,228	1,169,948
IDEX Corp.	341,251	14,520,230
JLG Industries Inc. (1)	336,752	12,321,756
Lindsay Manufacturing Co. (1)	76,654	1,687,155
Manitowoc Co. Inc. (The) (1)	198,915	9,995,479
Robbins & Myers Inc. (1)	76,357	1,716,505
Stewart & Stevenson Services Inc.	191,962	4,578,294

		91,616,140

MANUFACTURING—2.38%
Acuity Brands Inc.	293,703	8,714,168
AptarGroup Inc.	231,358	11,523,942
Barnes Group Inc.	113,877	4,083,629
Ceradyne Inc. (1) (2)	162,708	5,968,129
CLARCOR Inc. (1)	340,701	9,784,933
EnPro Industries Inc. (2)	138,898	4,679,474
Griffon Corp. (1) (2)	171,425	4,217,055
Lydall Inc. (2)	108,339	967,467
Myers Industries Inc.	206,280	2,401,099
Roper Industries Inc.	566,193	22,245,723
Smith (A.O.) Corp. (1)	132,744	3,783,204
Standex International Corp.	74,184	1,953,265
Sturm Ruger & Co. Inc. (1)	142,103	1,307,348
Tredegar Corp.	183,557	2,388,077

		84,017,513
MEDIA—0.08%
4Kids Entertainment Inc. (1) (2)	86,197	1,498,966
Nelson (Thomas) Inc.	71,655	1,344,248

		2,843,214
METAL FABRICATE & HARDWARE—1.19%
Castle (A.M.) & Co. (2)	64,123	1,122,152
Commercial Metals Co.	384,328	12,967,227
Kaydon Corp. (1)	185,595	5,272,754
Lawson Products Inc.	30,382	1,115,627
Mueller Industries Inc. (1)	241,633	6,710,148
Quanex Corp.	166,896	11,051,853
Valmont Industries Inc. (1)	107,943	3,169,206
Wolverine Tube Inc. (2)	101,194	758,955

		42,167,922
MINING—0.40%
AMCOL International Corp. (1)	145,112	2,767,286
Brush Engineered Materials Inc. (2)	127,807	2,029,575
Century Aluminum Co. (1) (2)	150,651	3,386,634
RTI International Metals Inc. (2)	151,303	5,953,773

		14,137,268
OFFICE & BUSINESS EQUIPMENT—0.27%
Global Imaging Systems Inc. (1) (2)	152,904	5,206,381
Imagistics International Inc. (2)	102,483	4,288,914

		9,495,295
OFFICE FURNISHINGS—0.07%
Interface Inc. Class A (2)	315,310	2,604,461

		2,604,461
OIL & GAS—5.67%
Atwood Oceanics Inc. (2)	87,996	7,410,143
Cabot Oil & Gas Corp. (1)	323,415	16,335,692
Cimarex Energy Co. (1) (2)	542,951	24,611,969
Frontier Oil Corp.	370,333	16,424,269
Penn Virginia Corp. (1)	122,209	7,052,681
Petroleum Development Corp. (2)	110,026	4,218,397
Remington Oil & Gas Corp. (1) (2)	155,696	6,461,384
Southwestern Energy Co. (2)	542,552	39,823,317
Spinnaker Exploration Co. (1) (2)	178,510	11,547,812
St. Mary Land & Exploration Co. (1)	372,951	13,650,007
Stone Energy Corp. (2)	177,879	10,857,734
Swift Energy Co. (1) (2)	188,822	8,638,606
Unit Corp. (2)	303,041	16,752,106
Vintage Petroleum Inc.	363,101	16,579,192

		200,363,309

OIL & GAS SERVICES—2.82%
Cal Dive International Inc. (1) (2)	256,180	16,244,374
CARBO Ceramics Inc.	130,735	8,627,203
Dril-Quip Inc. (1) (2)	48,889	2,346,672
Hydril Co. LP (2)	129,218	8,869,524
Input/Output Inc. (1) (2)	466,343	3,721,417
Lone Star Technologies Inc. (2)	198,216	11,018,827
Maverick Tube Corp. (1) (2)	283,817	8,514,510
Oceaneering International Inc. (1) (2)	173,304	9,256,167
Seacor Holdings Inc. (1) (2)	136,428	9,901,944
Tetra Technologies Inc. (1) (2)	225,049	7,026,030
Veritas DGC Inc. (1) (2)	223,499	8,184,533
W-H Energy Services Inc. (2)	186,212	6,036,993

		99,748,194
PACKAGING & CONTAINERS—0.07%
Chesapeake Corp.	130,999	2,409,072

		2,409,072
PHARMACEUTICALS—1.65%
Alpharma Inc. Class A	275,321	6,847,233
Bradley Pharmaceuticals Inc. (1) (2)	91,968	1,004,291
Connetics Corp. (1) (2)	230,559	3,898,753
Medicis Pharmaceutical Corp. Class A (1)	359,309	11,699,101
MGI Pharma Inc. (1) (2)	475,658	11,087,588
Nature’s Sunshine Products Inc.	80,791	1,877,583
NBTY Inc. (2)	369,355	8,679,842
Noven Pharmaceuticals Inc. (1) (2)	155,098	2,171,372
Priority Healthcare Corp. Class B (2)	255,158	7,108,702
Theragenics Corp. (2)	208,136	614,001
USANA Health Sciences Inc. (2)	67,006	3,196,186

		58,184,652
REAL ESTATE INVESTMENT TRUSTS—3.80%
Acadia Realty Trust	208,634	3,753,326
Capital Automotive REIT (1)	272,640	10,553,894
Colonial Properties Trust (1)	293,806	13,068,491
Commercial Net Lease Realty Inc. (1)	355,667	7,113,340
EastGroup Properties Inc. (1)	145,275	6,355,781
Entertainment Properties Trust	170,844	7,624,768
Essex Property Trust Inc. (1)	152,552	13,729,680
Gables Residential Trust	193,958	8,466,267
Glenborough Realty Trust Inc. (1)	238,916	4,587,187
Kilroy Realty Corp. (1)	191,056	10,704,868
Lexington Corporate Properties Trust	342,040	8,055,042
New Century Financial Corp. (1)	372,386	13,506,440
Parkway Properties Inc.	93,588	4,391,149
Shurgard Storage Centers Inc. Class A	309,209	17,275,507
Sovran Self Storage Inc.	109,205	5,345,585

		134,531,325
RETAIL—8.06%
Brown Shoe Co. Inc. (1)	121,374	4,005,342
Burlington Coat Factory Warehouse Corp.	109,309	4,158,114
Casey’s General Store Inc.	332,951	7,724,463
Cash America International Inc. (1)	193,953	4,024,525
Cato Corp. Class A	207,876	4,142,969
CEC Entertainment Inc. (2)	231,449	7,350,820
Children’s Place Retail Stores Inc. (The) (1) (2)	140,851	5,019,930
Christopher & Banks Corp. (1)	236,248	3,276,760
Cost Plus Inc. (1) (2)	145,026	2,632,222

Dress Barn Inc. (1) (2)	146,088	3,324,963
Electronics Boutique Holdings Corp. (2)	77,074	4,843,330
Finish Line Inc. (The) (1)	291,003	4,245,734
Fred’s Inc. (1)	264,455	3,308,332
GameStop Corp. Class B (2)	342,532	9,724,483
Genesco Inc. (1) (2)	150,094	5,589,501
Goody’s Family Clothing Inc. (1)	131,107	992,480
Group 1 Automotive Inc. (2)	140,502	3,877,855
Guitar Center Inc. (1) (2)	171,590	9,473,484
Hancock Fabrics Inc. (1)	128,436	864,374
Haverty Furniture Companies Inc.	151,150	1,848,564
Hibbet Sporting Goods Inc. (1) (2)	236,638	5,265,184
Hot Topic Inc. (1) (2)	299,896	4,606,403
IHOP Corp. (1)	128,740	5,244,868
Insight Enterprises Inc. (1) (2)	321,110	5,972,646
Jack in the Box Inc. (2)	234,635	7,017,933
Jill (J.) Group Inc. (The) (1) (2)	133,553	2,112,808
Jo-Ann Stores Inc. (1) (2)	153,989	2,664,010
Landry’s Restaurants Inc. (1)	109,540	3,209,522
Linens ‘n Things Inc. (1) (2)	299,074	7,985,276
Lone Star Steakhouse & Saloon Inc.	118,494	3,080,844
Longs Drug Stores Corp. (1)	176,858	7,585,440
Men’s Wearhouse Inc. (The) (1) (2)	355,959	9,504,105
Movie Gallery Inc. (1)	169,086	1,756,804
O’Charley’s Inc. (2)	148,424	2,123,947
P.F. Chang’s China Bistro Inc. (1) (2)	173,636	7,784,102
Panera Bread Co. Class A (1) (2)	204,542	10,468,460
Papa John’s International Inc. (2)	80,273	4,023,283
Pep Boys-Manny, Moe & Jack Inc. (1)	357,034	4,941,351
Rare Hospitality International Inc. (1) (2)	224,174	5,761,272
Red Robin Gourmet Burgers Inc. (1) (2)	95,280	4,367,635
Ryan’s Restaurant Group Inc. (2)	278,221	3,246,839
School Specialty Inc. (1) (2)	151,002	7,365,878
Select Comfort Corp. (1) (2)	237,805	4,751,344
ShopKo Stores Inc. (2)	199,453	5,090,041
Sonic Automotive Inc.	195,307	4,339,722
Sonic Corp. (1) (2)	395,566	10,818,730
Stage Stores Inc. (1)	180,720	4,855,946
Steak n Shake Co. (The) (1) (2)	184,915	3,356,207
Stein Mart Inc.	176,425	3,581,427
TBC Corp. (2)	148,843	5,133,595
Too Inc. (2)	218,571	5,995,403
Tractor Supply Co. (1) (2)	220,277	10,055,645
Triarc Companies Inc. Class B (1)	357,551	5,459,804
World Fuel Services Corp. (1)	178,537	5,793,526
Zale Corp. (1) (2)	338,071	9,188,770

		284,937,015
SAVINGS & LOANS—1.73%
Anchor BanCorp Wisconsin Inc.	123,737	3,647,767
BankAtlantic Bancorp Inc. Class A	296,170	5,031,928
BankUnited Financial Corp. Class A	175,811	4,020,798
Brookline Bancorp Inc. (1)	406,505	6,430,909
Commercial Federal Corp. (1)	252,403	8,617,038
Dime Community Bancshares	183,930	2,707,450
Downey Financial Corp.	138,335	8,424,601
FirstFed Financial Corp. (2)	109,170	5,874,438
Flagstar Bancorp Inc. (1)	230,077	3,704,240
MAF Bancorp Inc. (1)	182,376	7,477,416
Sterling Financial Corp. (Washington) (1)	228,606	5,155,065

		61,091,650

SEMICONDUCTORS—2.56%
Actel Corp. (2)	168,750	2,440,125
ATMI Inc. (1) (2)	248,768	7,711,808
Axcelis Technologies Inc. (1) (2)	662,515	3,458,328
Brooks Automation Inc. (1) (2)	301,356	4,017,075
Cohu Inc.	143,293	3,388,879
DSP Group Inc. (2)	189,956	4,874,271
ESS Technology Inc. (2)	238,014	844,950
Exar Corp. (2)	232,157	3,254,841
Helix Technology Corp.	173,653	2,561,382
Kopin Corp. (2)	455,548	3,166,059
Kulicke & Soffa Industries Inc. (1) (2)	345,218	2,502,830
Microsemi Corp. (1) (2)	414,029	10,574,301
Pericom Semiconductor Corp. (2)	175,819	1,554,240
Photronics Inc. (1) (2)	272,311	5,282,833
Power Integrations Inc. (1) (2)	194,277	4,225,525
Rudolph Technologies Inc. (1) (2)	93,783	1,263,257
Skyworks Solutions Inc. (1) (2)	1,045,728	7,341,011
Standard Microsystems Corp. (2)	137,475	4,111,877
Supertex Inc. (2)	76,576	2,296,514
Ultratech Inc. (1) (2)	159,927	2,493,262
Varian Semiconductor Equipment Associates Inc. (1) (2)	245,728	10,411,495
Veeco Instruments Inc. (1) (2)	175,857	2,820,746

		90,595,609
SOFTWARE—4.20%
Altiris Inc. (1) (2)	152,668	2,334,294
ANSYS Inc. (2)	209,945	8,080,783
Avid Technology Inc. (2)	272,982	11,301,455
Captaris Inc. (2)	191,992	721,890
Cerner Corp. (1) (2)	200,225	17,405,559
Dendrite International Inc. (2)	282,728	5,680,006
Digi International Inc. (2)	134,559	1,443,818
eFunds Corp. (2)	299,456	5,638,756
EPIQ Systems Inc. (1) (2)	83,989	1,832,640
FileNET Corp. (1) (2)	273,521	7,631,236
Global Payments Inc.	217,229	16,883,038
Hyperion Solutions Corp. (2)	264,938	12,889,234
Inter-Tel Inc.	137,671	2,891,091
JDA Software Group Inc. (2)	189,441	2,875,714
ManTech International Corp. Class A (2)	117,266	3,096,995
MapInfo Corp. (2)	137,632	1,685,992
MRO Software Inc. (2)	142,374	2,397,578
NDCHealth Corp.	240,058	4,541,897
Phoenix Technologies Ltd. (2)	166,883	1,256,629
Progress Software Corp. (2)	245,791	7,808,780
SERENA Software Inc. (2)	191,009	3,806,809
SPSS Inc. (2)	106,744	2,561,856
SS&C Technologies Inc.	113,924	4,174,175
Take-Two Interactive Software Inc. (1) (2)	468,041	10,339,026
THQ Inc. (1) (2)	409,863	8,738,279
Zix Corp. (1) (2)	190,459	380,918

		148,398,448
STORAGE & WAREHOUSING—0.12%
Mobile Mini Inc. (1) (2)	98,664	4,277,084

		4,277,084
TELECOMMUNICATIONS—1.63%
Adaptec Inc. (2)	747,086	2,861,339
Aeroflex Inc. (2)	495,170	4,634,791
Anixter International Inc. (1) (2)	213,129	8,595,493
Applied Signal Technology Inc. (1)	76,600	1,461,528

Black Box Corp. (1)	112,651	4,726,836
C-COR Inc. (1) (2)	318,131	2,147,384
Commonwealth Telephone Enterprises Inc. (1)	143,761	5,419,790
Comtech Telecommunications Corp. (2)	128,153	5,314,505
Ditech Communications Corp. (2)	214,656	1,446,781
General Communication Inc. Class A (2)	308,514	3,054,289
Harmonic Inc. (1) (2)	488,517	2,843,169
Intrado Inc. (1) (2)	117,907	2,125,863
NETGEAR Inc. (1) (2)	216,288	5,203,889
Network Equipment Technologies Inc. (2)	166,342	766,837
Symmetricom Inc. (1) (2)	305,645	2,365,692
Tollgrade Communications Inc. (2)	85,975	727,348
Viasat Inc. (1) (2)	147,765	3,790,172

		57,485,706
TEXTILES—0.19%
Angelica Corp.	62,099	1,108,467
G&K Services Inc. Class A	139,742	5,504,437

		6,612,904
TOYS, GAMES & HOBBIES—0.16%
Action Performance Companies Inc. (1)	123,773	1,547,163
Department 56 Inc. (2)	92,168	1,152,100
Jakks Pacific Inc. (1) (2)	177,284	2,877,319

		5,576,582
TRANSPORTATION—2.20%
Arkansas Best Corp.	168,448	5,873,782
EGL Inc. (1) (2)	213,582	5,798,751
Forward Air Corp. (1)	209,185	7,706,375
Heartland Express Inc.	297,356	6,048,221
Kansas City Southern Industries Inc. (1) (2)	541,947	12,632,785
Kirby Corp. (1) (2)	166,244	8,217,441
Knight Transportation Inc. (1)	251,364	6,123,227
Landstar System Inc. (1)	386,830	15,484,805
Offshore Logistics Inc. (1) (2)	154,506	5,716,722
Old Dominion Freight Line Inc. (2)	125,234	4,194,087

		77,796,196
WATER—0.11%
American States Water Co.	111,327	3,725,001

		3,725,001

TOTAL COMMON STOCKS (Cost: $3,445,338,615)		3,540,840,026

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—30.32%
CERTIFICATES OF DEPOSIT (3)—1.51%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$2,088,084	2,088,084
Bank of Nova Scotia
3.63%, 01/03/06	1,670,467	1,670,337
Credit Suisse First Boston
3.67%, 05/09/06	4,176,168	4,176,168
Danske Bank
3.70%, 10/17/05	4,176,168	4,176,120
Dexia Credit Local
3.78%, 08/30/06	2,088,084	2,087,705

Fortis Bank NY
3.83% - 3.84%, 01/25/06	6,264,252	6,264,284
HBOS Treasury Services PLC
3.39%, 12/14/05	2,505,701	2,505,701
HSBC Bank USA N.A.
3.72%, 08/03/06	2,088,084	2,088,701
Nordea Bank PLC
3.63%, 10/02/06	2,505,701	2,505,114
Royal Bank of Scotland
3.78%, 06/27/06	2,088,084	2,087,856
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	6,473,060	6,472,070
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	11,484,461	11,484,762
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	3,340,934	3,340,934
Wells Fargo Bank N.A.
3.73%, 10/06/05	2,296,892	2,296,883

		53,244,719
COMMERCIAL PAPER (3)—10.37%
Alpine Securitization Corp.
3.72%, 10/19/05	8,352,336	8,338,526
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	41,120,093	41,021,391
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	13,956,753	13,924,259
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	14,616,587	14,610,229
Barton Capital Corp.
3.74%, 10/14/05	6,264,252	6,257,093
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	8,352,336	8,352,336
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	4,981,166	4,963,495
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	14,660,896	14,643,113
Cantabric Finance LLC
3.73%, 10/31/05	1,605,611	1,600,953
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	2,375,822	2,372,438
Chesham Finance LLC
3.68%, 10/11/05	4,176,168	4,172,753
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	3,147,369	3,141,698
CRC Funding LLC
3.78%, 10/24/05	2,296,892	2,291,828
Dorada Finance Inc.
3.76%, 01/26/06	417,617	412,601
Fairway Finance LLC
3.75%, 10/20/05	1,670,467	1,670,463
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	3,745,772	3,743,351
Ford Credit Auto Receivables
3.77%, 10/17/05	3,633,266	3,627,939
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	20,015,036	19,968,728
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	20,622,960	20,599,898
General Electric Capital Corp.
3.72%, 10/14/05	20,880,839	20,857,104

Georgetown Funding Co. LLC
3.82%, 11/02/05	8,161,443	8,135,462
Giro Funding Corp.
3.66%, 10/06/05	2,088,084	2,087,447
Grampian Funding LLC
3.84%, 01/31/06	4,176,168	4,122,713
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	2,088,084	2,088,084
HSBC PLC
3.88%, 02/03/06	1,252,850	1,236,242
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	6,244,665	6,238,714
Landale Funding LLC
3.74%, 10/17/05	8,352,336	8,340,188
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	4,384,548	4,384,548
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	4,396,795	4,392,516
Lockhart Funding LLC
3.71%, 10/13/05	1,739,541	1,737,748
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	7,934,719	7,922,682
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	7,452,789	7,444,357
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	11,693,270	11,665,125
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	7,962,741	7,943,827
Prudential Funding LLC
3.71%, 10/13/05	4,176,168	4,171,864
Ranger Funding Co. LLC
3.67%, 10/04/05	2,302,864	2,302,629
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	4,176,168	4,114,028
Sedna Finance Inc.
3.92%, 02/21/06	1,044,042	1,028,012
Societe Generale
3.77%, 10/07/05	5,414,402	5,412,133
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	17,094,266	17,075,704
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	10,359,736	10,346,495
Three Pillars Funding Corp.
3.65%, 10/03/05	2,505,701	2,505,701
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	6,075,405	6,059,449
Tulip Funding Corp.
3.79%, 12/01/05	1,879,275	1,867,603
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	31,321,258	31,313,602
Windmill Funding Corp.
3.78%, 10/25/05	2,714,509	2,708,239
Yorktown Capital LLC
3.75%, 10/20/05	3,549,743	3,543,457

		366,758,765
LOAN PARTICIPATIONS (3)—0.06%
Army & Air Force Exchange Service
3.67%, 10/03/05	2,088,084	2,088,084

		2,088,084

MEDIUM-TERM NOTES (3)—0.23%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	1,294,612	1,294,514
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	6,681,868	6,681,189

		7,975,703
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5) (6)	2,115,991	2,115,991

		2,115,991
REPURCHASE AGREEMENTS (3)—6.52%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $131,591,593 and effective yields of 3.75% - 3.88%. (7)	$131,549,285	131,549,285
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $99,216,220 and an effective yield of 3.90%. (7)	99,183,985	99,183,985

		230,733,270
TIME DEPOSITS (3)—0.66%
Chase Bank USA N.A.
3.88%, 10/03/05	4,549,058	4,549,058
Lloyds TSB Bank PLC
3.90%, 10/03/05	4,176,168	4,176,168
Rabobank Nederland NV
3.89%, 10/03/05	14,616,587	14,616,587

		23,341,813
VARIABLE & FLOATING RATE NOTES (3)—10.91%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	7,767,672	7,767,713
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	14,407,779	14,407,759
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	6,890,677	6,890,677
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	9,396,377	9,396,817
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	12,737,312	12,746,567
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	2,714,509	2,714,509
Bank of America N.A.
3.81%, 08/10/06	20,880,839	20,880,839
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	14,366,017	14,365,627
BMW US Capital LLC
3.74%, 09/15/06 (4)	4,176,168	4,176,168
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	7,934,719	7,934,395
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	11,233,891	11,233,478
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	1,044,042	1,044,042
Credit Suisse First Boston
3.77%, 07/19/06	10,440,419	10,440,419

DEPFA Bank PLC
3.88%, 09/15/06	4,176,168	4,176,168
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	6,640,107	6,640,395
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	4,176,168	4,176,168
Fairway Finance LLC
3.78%, 01/20/06	2,088,084	2,088,053
Fifth Third Bancorp
3.79%, 09/22/06 (4)	8,352,336	8,352,336
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	2,923,317	2,923,366
General Electric Capital Corp.
3.80%, 10/06/06	1,879,275	1,881,003
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	1,044,042	1,044,042
Hartford Life Global Funding Trust
3.76%, 08/15/06	4,176,168	4,176,168
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	12,528,503	12,528,504
HSBC Bank USA N.A.
3.95%, 05/04/06	1,461,659	1,462,352
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	12,110,887	12,110,988
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	16,287,054	16,288,485
Lothian Mortgages PLC
3.82%, 01/24/06	4,176,168	4,176,168
Marshall & Ilsley Bank
3.90%, 02/20/06	4,176,168	4,178,096
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	8,352,336	8,355,688
Natexis Banques Populaires
3.80%, 10/16/06 (4)	3,132,126	3,132,126
National City Bank (Ohio)
3.62%, 01/06/06	2,088,084	2,087,920
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	15,451,821	15,453,092
Nordea Bank AB
3.71%, 08/11/06 (4)	7,308,294	7,308,294
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	13,363,737	13,363,950
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	11,359,176	11,359,180
Principal Life Income Funding Trusts
3.74%, 05/10/06	3,132,126	3,132,224
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	13,937,960	13,935,199
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	3,549,743	3,549,600
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	18,625,708	18,625,711
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	4,176,168	4,176,168
Strips III LLC
3.88%, 07/24/06 (4) (8)	1,200,625	1,200,625
SunTrust Bank
3.63%, 04/28/06	6,264,252	6,264,252
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	9,312,854	9,311,907
Toyota Motor Credit Corp.
3.87%, 04/10/06	1,879,275	1,879,261

Unicredito Italiano SpA
3.80%, 06/14/06	5,429,018	5,427,679
Union Hamilton Special Funding LLC
4.00%, 03/28/06	4,176,168	4,176,168
US Bank N.A.
3.77%, 09/29/06	1,879,275	1,878,788
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	9,644,862	9,644,862
Wells Fargo & Co.
3.76%, 09/15/06 (4)	2,088,084	2,088,274
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	9,396,377	9,395,848
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	10,690,989	10,690,668
Winston Funding Ltd.
3.71%, 10/23/05 (4)	2,981,784	2,981,784
World Savings Bank
3.69%, 03/09/06	6,264,252	6,264,104

		385,884,674

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,072,143,019)		1,072,143,019

TOTAL INVESTMENTS IN SECURITIES — 130.46% (Cost: $4,517,481,634)		4,612,983,045
Other Assets, Less Liabilities — (30.46)%		(1,077,068,639)

NET ASSETS — 100.00%		$3,535,914,406

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.92%
ADVERTISING—0.36%
ADVO Inc. (1)	145,224	$ 4,544,059

		4,544,059
AEROSPACE & DEFENSE—1.60%
EDO Corp.	68,195	2,047,896
Engineered Support Systems Inc. (1)	193,038	7,922,280
GenCorp Inc. (1) (2)	253,077	4,719,886
Teledyne Technologies Inc. (2)	154,155	5,313,723

		20,003,785
AGRICULTURE—0.35%
Delta & Pine Land Co.	167,143	4,414,247

		4,414,247
APPAREL—1.78%
K-Swiss Inc. Class A	119,766	3,541,481
Phillips-Van Heusen Corp.	168,511	5,227,211
Quiksilver Inc. (1) (2)	541,878	7,830,137
Wolverine World Wide Inc.	266,439	5,608,541

		22,207,370
AUTO MANUFACTURERS—1.55%
A.S.V. Inc. (1) (2)	81,851	1,853,924
Oshkosh Truck Corp.	338,823	14,623,601
Wabash National Corp. (1)	144,458	2,840,044

		19,317,569
BANKS—3.69%
East West Bancorp Inc. (1)	258,080	8,785,043
First Midwest Bancorp Inc.	209,653	7,807,478
Hudson United Bancorp	205,340	8,692,042
Nara Bancorp Inc. (1)	91,076	1,361,586
PrivateBancorp Inc. (1)	80,455	2,757,997
Republic Bancorp Inc. (1)	319,389	4,516,160
TrustCo Bank Corp. NY (1)	347,085	4,348,975
UCBH Holdings Inc. (1)	423,927	7,766,343

		46,035,624
BEVERAGES—0.16%
Peet’s Coffee & Tea Inc. (1) (2)	64,249	1,967,304

		1,967,304
BIOTECHNOLOGY—0.47%
CryoLife Inc. (1) (2)	98,869	687,140
Enzo Biochem Inc. (1) (2)	126,465	1,942,502
Integra LifeSciences Holdings Corp. (1) (2)	84,642	3,238,403

		5,868,045

BUILDING MATERIALS—2.39%
ElkCorp (1)	83,586	2,989,871
Florida Rock Industries Inc. (1)	217,872	13,963,417
Lennox International Inc.	230,662	6,322,445
Simpson Manufacturing Co. Inc. (1)	168,576	6,598,065

		29,873,798
CHEMICALS—0.61%
Georgia Gulf Corp.	157,769	3,799,078
MacDermid Inc.	115,710	3,038,545
OMNOVA Solutions Inc. (2)	187,964	821,403

		7,659,026
COAL—1.45%
Massey Energy Co. (1)	355,212	18,140,677

		18,140,677
COMMERCIAL SERVICES—4.33%
Aaron Rents Inc.	207,421	4,386,954
Administaff Inc.	101,571	4,036,432
Arbitron Inc.	146,103	5,820,744
Chemed Corp. (1)	118,671	5,143,201
CPI Corp.	31,765	558,746
Healthcare Services Group Inc. (1)	128,439	2,472,451
iPayment Holdings Inc. (2)	57,366	2,170,729
Labor Ready Inc. (2)	246,306	6,317,749
Midas Inc. (1) (2)	58,504	1,163,060
Pharmaceutical Product Development Inc. (2)	231,609	13,319,834
Pre-Paid Legal Services Inc. (1)	47,197	1,826,524
Vertrue Inc. (2)	44,963	1,634,405
Watson Wyatt & Co. Holdings	193,142	5,205,177

		54,056,006
COMPUTERS—3.50%
CACI International Inc. Class A (1) (2)	139,039	8,425,763
FactSet Research Systems Inc. (1)	154,785	5,454,623
Kronos Inc. (1) (2)	146,708	6,549,045
Manhattan Associates Inc. (2)	132,328	3,070,010
Mercury Computer Systems Inc. (1) (2)	96,977	2,545,646
MICROS Systems Inc. (1) (2)	177,581	7,769,169
MTS Systems Corp.	91,495	3,455,766
Radiant Systems Inc. (2)	104,557	1,079,028
Synaptics Inc. (1) (2)	111,963	2,104,904
TALX Corp. (1)	97,674	3,202,731

		43,656,685
DISTRIBUTION & WHOLESALE—2.30%
Building Materials Holdings Corp.	65,865	6,137,959
Owens & Minor Inc.	184,481	5,414,517
ScanSource Inc. (1) (2)	58,536	2,853,045
SCP Pool Corp. (1)	243,671	8,511,428
Watsco Inc.	108,808	5,778,793

		28,695,742
DIVERSIFIED FINANCIAL SERVICES—0.17%
World Acceptance Corp. (2)	86,079	2,187,267

		2,187,267
ELECTRICAL COMPONENTS & EQUIPMENT—0.61%
Intermagnetics General Corp. (1) (2)	119,480	3,338,271
Littelfuse Inc. (2)	103,785	2,919,472
Vicor Corp.	89,110	1,350,016

		7,607,759

ELECTRONICS—3.38%
Brady Corp. Class A (1)	227,627	7,042,779
Daktronics Inc. (1)	72,397	1,736,080
Dionex Corp. (1) (2)	93,861	5,091,959
FLIR Systems Inc. (1) (2)	321,524	9,510,680
Itron Inc. (1) (2)	111,837	5,106,477
Rogers Corp. (1) (2)	75,128	2,907,454
Sonic Solutions Inc. (1) (2)	112,711	2,423,287
Trimble Navigation Ltd. (1) (2)	247,634	8,342,790

		42,161,506
ENERGY - ALTERNATE SOURCES—0.58%
Headwaters Inc. (1) (2)	192,011	7,181,211

		7,181,211
ENTERTAINMENT—0.86%
Argosy Gaming Co. (2)	136,906	6,433,213
Shuffle Master Inc. (1) (2)	161,159	4,259,432

		10,692,645
ENVIRONMENTAL CONTROL—0.61%
Waste Connections Inc. (1) (2)	216,835	7,606,572

		7,606,572
FOOD—1.44%
Flowers Foods Inc.	240,765	6,568,069
Great Atlantic & Pacific Tea Co. (2)	78,534	2,227,224
Lance Inc.	138,504	2,418,280
United Natural Foods Inc. (1) (2)	189,906	6,715,076

		17,928,649
FOREST PRODUCTS & PAPER—0.21%
Deltic Timber Corp.	56,604	2,606,614

		2,606,614
GAS—2.26%
Energen Corp.	338,637	14,649,437
UGI Corp.	482,930	13,594,480

		28,243,917
HAND & MACHINE TOOLS—0.30%
Baldor Electric Co. (1)	130,597	3,310,634
Milacron Inc. (2)	228,324	406,417

		3,717,051
HEALTH CARE - PRODUCTS—9.70%
Advanced Neuromodulation Systems Inc. (2)	92,925	4,410,221
American Medical Systems Holdings Inc. (2)	320,496	6,457,994
ArthroCare Corp. (1) (2)	114,221	4,593,969
BioLase Technology Inc. (1)	105,580	752,785
Biosite Inc. (1) (2)	79,805	4,936,737
Cyberonics Inc. (1) (2)	101,364	3,024,702
Diagnostic Products Corp.	108,460	5,719,096
DJ Orthopedics Inc. (1) (2)	100,951	2,921,522
Haemonetics Corp. (2)	121,891	5,793,479
Hologic Inc. (1) (2)	101,919	5,885,822
ICU Medical Inc. (2)	63,949	1,839,173
IDEXX Laboratories Inc. (2)	150,413	10,059,621
Immucor Inc. (1) (2)	210,186	5,767,504
Kensey Nash Corp. (1) (2)	46,230	1,417,412
LCA-Vision Inc. (1)	94,990	3,526,029
Mentor Corp. (1)	173,392	9,538,294
Merit Medical Systems Inc. (1) (2)	124,546	2,209,446

PolyMedica Corp.	111,455	3,894,238
Possis Medical Inc. (1) (2)	79,631	872,756
ResMed Inc. (1) (2)	162,588	12,950,134
Respironics Inc. (2)	332,748	14,035,311
SurModics Inc. (1) (2)	71,944	2,783,513
Sybron Dental Specialties Inc. (2)	186,430	7,751,759

		121,141,517
HEALTH CARE - SERVICES—4.26%
Amedisys Inc. (1) (2)	72,150	2,813,850
American Healthways Inc. (1) (2)	153,206	6,495,934
AMERIGROUP Corp. (2)	237,266	4,536,526
AmSurg Corp. (1) (2)	137,027	3,749,059
Centene Corp. (1) (2)	196,626	4,921,549
LabOne Inc. (2)	80,861	3,517,454
Odyssey Healthcare Inc. (1) (2)	159,727	2,710,567
Pediatrix Medical Group Inc. (2)	109,614	8,420,547
Sierra Health Services Inc. (1) (2)	117,187	8,070,669
United Surgical Partners International Inc. (1) (2)	203,993	7,978,166

		53,214,321
HOME BUILDERS—3.22%
Champion Enterprises Inc. (1) (2)	350,283	5,177,183
Meritage Homes Corp. (1) (2)	105,941	8,121,437
NVR Inc. (1) (2)	25,382	22,461,801
Winnebago Industries Inc. (1)	152,267	4,411,175

		40,171,596
HOME FURNISHINGS—0.41%
Ethan Allen Interiors Inc. (1)	164,212	5,148,046

		5,148,046
HOUSEHOLD PRODUCTS & WARES—0.96%
Fossil Inc. (1) (2)	226,601	4,121,872
Harland (John H.) Co. (1)	130,286	5,784,698
WD-40 Co. (1)	77,039	2,042,304

		11,948,874
HOUSEWARES—0.57%
Toro Co. (1)	194,285	7,141,917

		7,141,917
INSURANCE—1.11%
Philadelphia Consolidated Holding Corp. (1) (2)	85,164	7,230,424
Zenith National Insurance Corp.	106,067	6,649,340

		13,879,764
INTERNET—1.46%
Digital Insight Corp. (2)	157,621	4,107,603
j2 Global Communications Inc. (1) (2)	113,222	4,576,433
WebEx Communications Inc. (1) (2)	160,634	3,937,139
Websense Inc. (1) (2)	110,524	5,659,934

		18,281,109
IRON & STEEL—0.71%
Cleveland-Cliffs Inc. (1)	101,099	8,806,734

		8,806,734
LEISURE TIME—1.34%
Bally Total Fitness Holding Corp. (2)	157,046	701,996
Nautilus Inc. (1)	155,111	3,423,300
Polaris Industries Inc. (1)	194,792	9,651,944
WMS Industries Inc. (1) (2)	105,530	2,968,559

		16,745,799

MACHINERY—2.03%
Cognex Corp.	217,432	6,538,180
IDEX Corp.	238,604	10,152,600
JLG Industries Inc. (1)	235,502	8,617,018

		25,307,798
MANUFACTURING—2.13%
Ceradyne Inc. (1) (2)	113,540	4,164,647
CLARCOR Inc.	238,256	6,842,712
Roper Industries Inc.	395,485	15,538,606

		26,545,965
MEDIA—0.08%
Nelson (Thomas) Inc.	50,303	943,684

		943,684
METAL FABRICATE & HARDWARE—0.67%
Kaydon Corp. (1)	130,089	3,695,828
Mueller Industries Inc.	169,325	4,702,155

		8,397,983
MINING—0.16%
AMCOL International Corp. (1)	101,810	1,941,517

		1,941,517
OIL & GAS—8.10%
Atwood Oceanics Inc. (2)	61,443	5,174,115
Cabot Oil & Gas Corp.	226,146	11,422,635
Frontier Oil Corp.	258,956	11,484,699
Penn Virginia Corp.	85,631	4,941,765
Petroleum Development Corp. (2)	76,690	2,940,295
Remington Oil & Gas Corp. (2)	108,534	4,504,161
Southwestern Energy Co. (2)	379,108	27,826,527
St. Mary Land & Exploration Co. (1)	261,035	9,553,881
Unit Corp. (2)	211,894	11,713,500
Vintage Petroleum Inc.	253,784	11,587,777

		101,149,355
OIL & GAS SERVICES—2.90%
Cal Dive International Inc. (1) (2)	179,132	11,358,760
CARBO Ceramics Inc. (1)	91,197	6,018,090
Hydril Co. LP (2)	90,140	6,187,210
Lone Star Technologies Inc. (2)	138,620	7,705,886
Tetra Technologies Inc. (1) (2)	157,710	4,923,706

		36,193,652
PHARMACEUTICALS—2.30%
Connetics Corp. (1) (2)	161,660	2,733,671
Medicis Pharmaceutical Corp. Class A (1)	251,275	8,181,514
MGI Pharma Inc. (1) (2)	332,624	7,753,465
Nature’s Sunshine Products Inc.	56,020	1,301,905
Noven Pharmaceuticals Inc. (1) (2)	108,865	1,524,110
Priority Healthcare Corp. Class B (1) (2)	178,792	4,981,145
USANA Health Sciences Inc. (2)	47,000	2,241,900

		28,717,710
REAL ESTATE INVESTMENT TRUSTS—2.90%
Acadia Realty Trust	145,324	2,614,379
EastGroup Properties Inc. (1)	101,811	4,454,231
Essex Property Trust Inc. (1)	106,668	9,600,120
Kilroy Realty Corp. (1)	133,625	7,487,009
Shurgard Storage Centers Inc. Class A	216,187	12,078,368

		36,234,107

RETAIL—9.15%
Cato Corp. Class A	144,864	2,887,140
CEC Entertainment Inc. (2)	162,173	5,150,614
Children’s Place Retail Stores Inc. (The) (1) (2)	98,726	3,518,595
Christopher & Banks Corp. (1)	165,681	2,297,995
Electronics Boutique Holdings Corp. (2)	54,046	3,396,251
Finish Line Inc. (The) (1)	204,100	2,977,819
GameStop Corp. Class B (2)	239,535	6,800,399
Genesco Inc. (1) (2)	105,189	3,917,238
Guitar Center Inc. (1) (2)	120,016	6,626,083
Hibbet Sporting Goods Inc. (2)	165,089	3,673,219
Hot Topic Inc. (1) (2)	209,073	3,211,361
IHOP Corp. (1)	90,295	3,678,618
Jack in the Box Inc. (2)	164,392	4,916,965
Men’s Wearhouse Inc. (The) (2)	248,953	6,647,045
Movie Gallery Inc. (1)	118,631	1,232,576
P.F. Chang’s China Bistro Inc. (1) (2)	121,649	5,453,525
Panera Bread Co. Class A (1) (2)	143,054	7,321,504
Papa John’s International Inc. (2)	56,316	2,822,558
Rare Hospitality International Inc. (1) (2)	157,115	4,037,856
Red Robin Gourmet Burgers Inc. (1) (2)	66,410	3,044,234
Select Comfort Corp. (1) (2)	166,697	3,330,606
Sonic Corp. (2)	276,626	7,565,721
Steak n Shake Co. (The) (1) (2)	128,734	2,336,522
Stein Mart Inc. (1)	123,745	2,512,024
Tractor Supply Co. (1) (2)	153,712	7,016,953
Triarc Companies Inc. Class B (1)	250,760	3,829,105
World Fuel Services Corp.	124,931	4,054,011

		114,256,537
SEMICONDUCTORS—1.40%
ATMI Inc. (1) (2)	174,306	5,403,486
Kulicke & Soffa Industries Inc. (1) (2)	239,844	1,738,869
Microsemi Corp. (1) (2)	289,569	7,395,592
Power Integrations Inc. (1) (2)	136,216	2,962,698

		17,500,645
SOFTWARE—6.13%
ANSYS Inc. (2)	147,090	5,661,494
Avid Technology Inc. (2)	190,892	7,902,929
Cerner Corp. (1) (2)	139,951	12,165,940
Dendrite International Inc. (2)	197,283	3,963,415
FileNET Corp. (2)	191,642	5,346,812
Global Payments Inc.	151,830	11,800,228
Hyperion Solutions Corp. (2)	185,273	9,013,531
ManTech International Corp. Class A (1) (2)	82,266	2,172,645
Progress Software Corp. (2)	172,212	5,471,175
SERENA Software Inc. (2)	133,297	2,656,609
SS&C Technologies Inc.	79,393	2,908,960
Take-Two Interactive Software Inc. (1) (2)	327,319	7,230,477
Zix Corp. (1) (2)	128,365	256,730

		76,550,945
TELECOMMUNICATIONS—1.05%
Commonwealth Telephone Enterprises Inc. (1)	100,762	3,798,727
Comtech Telecommunications Corp. (2)	89,392	3,707,086
Harmonic Inc. (2)	339,691	1,977,002
NETGEAR Inc. (1) (2)	150,895	3,630,534

		13,113,349

TRANSPORTATION—2.22%
Forward Air Corp. (1)	146,065	5,381,035
Heartland Express Inc.	208,547	4,241,846
Knight Transportation Inc. (1)	176,298	4,294,619
Landstar System Inc. (1)	270,483	10,827,434
Old Dominion Freight Line Inc. (2)	87,271	2,922,706

		27,667,640

TOTAL COMMON STOCKS (Cost: $975,609,828)		1,247,373,692

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—27.49%
CERTIFICATES OF DEPOSIT (3)—1.37%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$668,774	668,774
Bank of Nova Scotia
3.63%, 01/03/06	535,019	534,977
Credit Suisse First Boston
3.67%, 05/09/06	1,337,548	1,337,548
Danske Bank
3.70%, 10/17/05	1,337,548	1,337,532
Dexia Credit Local
3.78%, 08/30/06	668,774	668,652
Fortis Bank NY
3.83% - 3.84%, 01/25/06	2,006,321	2,006,332
HBOS Treasury Services PLC
3.39%, 12/14/05	802,529	802,529
HSBC Bank USA N.A.
3.72%, 08/03/06	668,774	668,971
Nordea Bank PLC
3.63%, 10/02/06	802,529	802,341
Royal Bank of Scotland
3.78%, 06/27/06	668,774	668,701
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	2,073,199	2,072,882
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	3,678,256	3,678,352
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,070,038	1,070,038
Wells Fargo Bank N.A.
3.73%, 10/06/05	735,651	735,648

		17,053,277
COMMERCIAL PAPER (3)—9.41%
Alpine Securitization Corp.
3.72%, 10/19/05	2,675,095	2,670,661
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	13,169,988	13,138,376
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	4,470,084	4,459,677
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	4,681,416	4,679,380
Barton Capital Corp.
3.74%, 10/14/05	2,006,321	2,004,029
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	2,675,095	2,675,095

Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	1,595,373	1,589,714
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	4,695,608	4,689,913
Cantabric Finance LLC
3.73%, 10/31/05	514,247	512,755
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	760,931	759,847
Chesham Finance LLC
3.68%, 10/11/05	1,337,548	1,336,454
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	1,008,043	1,006,226
CRC Funding LLC
3.78%, 10/24/05	735,651	734,029
Dorada Finance Inc.
3.76%, 01/26/06	133,755	132,148
Fairway Finance LLC
3.75%, 10/20/05	535,019	535,018
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	1,199,700	1,198,924
Ford Credit Auto Receivables
3.77%, 10/17/05	1,163,666	1,161,960
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	6,410,437	6,395,606
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	6,605,144	6,597,759
General Electric Capital Corp.
3.72%, 10/14/05	6,687,738	6,680,136
Georgetown Funding Co. LLC
3.82%, 11/02/05	2,613,956	2,605,635
Giro Funding Corp.
3.66%, 10/06/05	668,774	668,570
Grampian Funding LLC
3.84%, 01/31/06	1,337,548	1,320,427
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	668,774	668,774
HSBC PLC
3.88%, 02/03/06	401,264	395,945
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	2,000,048	1,998,142
Landale Funding LLC
3.74%, 10/17/05	2,675,095	2,671,204
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	1,404,288	1,404,288
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	1,408,210	1,406,840
Lockhart Funding LLC
3.71%, 10/13/05	557,142	556,568
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	2,541,340	2,537,486
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	2,386,987	2,384,286
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	3,745,133	3,736,119
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	2,550,315	2,544,259
Prudential Funding LLC
3.71%, 10/13/05	1,337,548	1,336,169
Ranger Funding Co. LLC
3.67%, 10/04/05	737,564	737,489
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,337,548	1,317,645

Sedna Finance Inc.
3.92%, 02/21/06	334,387	329,253
Societe Generale
3.77%, 10/07/05	1,734,130	1,733,404
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	5,474,970	5,469,025
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	3,318,027	3,313,787
Three Pillars Funding Corp.
3.65%, 10/03/05	802,529	802,529
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	1,945,837	1,940,727
Tulip Funding Corp.
3.79%, 12/01/05	601,896	598,158
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	10,031,607	10,029,154
Windmill Funding Corp.
3.78%, 10/25/05	869,406	867,398
Yorktown Capital LLC
3.75%, 10/20/05	1,136,915	1,134,902

		117,465,890
LOAN PARTICIPATIONS (3)—0.05%
Army & Air Force Exchange Service
3.67%, 10/03/05	668,774	668,774

		668,774
MEDIUM-TERM NOTES (3)—0.20%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	414,640	414,608
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	2,140,076	2,139,858

		2,554,466
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78% (5) (6)	541,964	541,964

		541,964
REPURCHASE AGREEMENTS (3)—5.92%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $42,146,297 and effective yields of 3.75% - 3.88%. (7)	$42,132,747	42,132,747
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $31,777,078 and an effective yield of 3.90%. (7)	31,766,754	31,766,754

		73,899,501
TIME DEPOSITS (3)—0.60%
Chase Bank USA N.A.
3.88%, 10/03/05	1,456,977	1,456,977
Lloyds TSB Bank PLC
3.90%, 10/03/05	1,337,548	1,337,548
Rabobank Nederland NV
3.89%, 10/03/05	4,681,416	4,681,416

		7,475,941

VARIABLE & FLOATING RATE NOTES (3)—9.90%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	2,487,838	2,487,852
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	4,614,539	4,614,533
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	2,206,953	2,206,953
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	3,009,482	3,009,623
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	4,079,520	4,082,484
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	869,406	869,406
Bank of America N.A.
3.81%, 08/10/06	6,687,738	6,687,738
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	4,601,164	4,601,039
BMW US Capital LLC
3.74%, 09/15/06 (4)	1,337,548	1,337,548
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	2,541,340	2,541,237
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	3,598,003	3,597,870
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	334,387	334,387
Credit Suisse First Boston
3.77%, 07/19/06	3,343,869	3,343,869
DEPFA Bank PLC
3.88%, 09/15/06	1,337,548	1,337,548
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	2,126,701	2,126,793
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	1,337,548	1,337,548
Fairway Finance LLC
3.78%, 01/20/06	668,774	668,764
Fifth Third Bancorp
3.79%, 09/22/06 (4)	2,675,095	2,675,095
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	936,283	936,299
General Electric Capital Corp.
3.80%, 10/06/06	601,896	602,450
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	334,387	334,387
Hartford Life Global Funding Trust
3.76%, 08/15/06	1,337,548	1,337,548
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	4,012,643	4,012,644
HSBC Bank USA N.A.
3.95%, 05/04/06	468,142	468,364
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	3,878,888	3,878,921
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	5,216,435	5,216,894
Lothian Mortgages PLC
3.82%, 01/24/06	1,337,548	1,337,548
Marshall & Ilsley Bank
3.90%, 02/20/06	1,337,548	1,338,165
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	2,675,095	2,676,168
Natexis Banques Populaires
3.80%, 10/16/06 (4)	1,003,161	1,003,161

National City Bank (Ohio)
3.62%, 01/06/06	668,774	668,721
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	4,948,926	4,949,334
Nordea Bank AB
3.71%, 08/11/06 (4)	2,340,708	2,340,708
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	4,280,152	4,280,220
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	3,638,129	3,638,131
Principal Life Income Funding Trusts
3.74%, 05/10/06	1,003,161	1,003,192
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	4,464,065	4,463,181
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	1,136,915	1,136,869
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	5,965,462	5,965,462
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	1,337,548	1,337,548
Strips III LLC
3.88%, 07/24/06 (4) (8)	384,537	384,537
SunTrust Bank
3.63%, 04/28/06	2,006,321	2,006,321
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	2,982,731	2,982,427
Toyota Motor Credit Corp.
3.87%, 04/10/06	601,896	601,892
Unicredito Italiano SpA
3.80%, 06/14/06	1,738,812	1,738,383
Union Hamilton Special Funding LLC
4.00%, 03/28/06	1,337,548	1,337,548
US Bank N.A.
3.77%, 09/29/06	601,896	601,740
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	3,089,067	3,089,067
Wells Fargo & Co.
3.76%, 09/15/06 (4)	668,774	668,835
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	3,009,482	3,009,312
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	3,424,122	3,424,019
Winston Funding Ltd.
3.71%, 10/23/05 (4)	955,009	955,009
World Savings Bank
3.69%, 03/09/06	2,006,321	2,006,274

		123,591,566

TOTAL SHORT-TERM INVESTMENTS (Cost: $343,251,379)		343,251,379

TOTAL INVESTMENTS IN SECURITIES — 127.41% (Cost: $1,318,861,207)		1,590,625,071
Other Assets, Less Liabilities — (27.41)%		(342,212,533)

NET ASSETS — 100.00%		$1,248,412,538

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.88%
AEROSPACE & DEFENSE—2.86%
AAR Corp. (1) (2)	208,647	$ 3,584,555
Armor Holdings Inc. (1) (2)	188,256	8,096,891
Curtiss-Wright Corp. (2)	138,885	8,570,593
DRS Technologies Inc. (2)	178,732	8,822,212
Esterline Technologies Corp. (1)	162,242	6,147,349
Kaman Corp. Class A	146,293	2,991,692
Moog Inc. Class A (1)	220,207	6,500,511
Triumph Group Inc. (1)	101,850	3,785,764

		48,499,567
AGRICULTURE—0.12%
Alliance One International Inc.	556,579	1,970,290

		1,970,290
AIRLINES—0.81%
Frontier Airlines Inc. (1)	232,344	2,272,324
Mesa Air Group Inc. (1) (2)	184,891	1,525,351
SkyWest Inc.	370,625	9,940,162

		13,737,837
APPAREL—1.12%
Ashworth Inc. (1)	90,235	616,305
Gymboree Corp. (1) (2)	200,556	2,735,584
Haggar Corp.	34,858	991,013
Kellwood Co. (2)	178,322	4,609,624
Oxford Industries Inc. (2)	89,955	4,058,770
Russell Corp. (2)	212,102	2,977,912
Stride Rite Corp.	232,135	2,975,971

		18,965,179
AUTO PARTS & EQUIPMENT—0.22%
Standard Motor Products Inc.	81,134	657,997
Superior Industries International Inc. (2)	146,900	3,161,288

		3,819,285
BANKS—7.84%
Amegy Bancorporation Inc.	453,321	10,258,654
Boston Private Financial Holdings Inc.	180,677	4,795,168
Central Pacific Financial Corp.	194,879	6,855,843
Chittenden Corp. (2)	297,785	7,894,280
Community Bank System Inc. (2)	193,822	4,380,377
First BanCorp (Puerto Rico) (2)	517,816	8,761,447
First Republic Bank (2)	147,119	5,183,002
Fremont General Corp. (2)	419,156	9,150,175
Gold Bancorp Inc.	247,425	3,686,632
Irwin Financial Corp.	113,678	2,317,894
Prosperity Bancshares Inc.	137,576	4,161,674
Provident Bankshares Corp. (2)	210,906	7,335,311

South Financial Group Inc. (The)	476,990	12,802,412
Sterling Bancshares Inc.	290,324	4,270,666
Susquehanna Bancshares Inc.	299,414	7,197,913
Umpqua Holdings Corp. (2)	285,023	6,931,759
United Bancshares Inc.	239,240	8,361,438
Whitney Holding Corp.	405,209	10,956,851
Wintrust Financial Corp. (2)	151,728	7,625,849

		132,927,345
BIOTECHNOLOGY—0.54%
ArQule Inc. (1)	226,032	1,769,831
Cambrex Corp.	169,036	3,204,923
Regeneron Pharmaceuticals Inc. (1)	281,095	2,667,592
Savient Pharmaceuticals Inc. (1)	390,962	1,473,927

		9,116,273
BUILDING MATERIALS—1.32%
Apogee Enterprises Inc.	178,629	3,054,556
NCI Building Systems Inc. (1) (2)	135,821	5,540,139
Texas Industries Inc. (2)	145,330	7,905,952
Universal Forest Products Inc.	103,128	5,911,297

		22,411,944
CHEMICALS—1.33%
Arch Chemicals Inc. (2)	151,350	3,518,887
Fuller (H.B.) Co. (2)	184,509	5,734,540
OM Group Inc. (1) (2)	183,008	3,683,951
Penford Corp.	56,936	761,234
PolyOne Corp. (1)	588,194	3,564,456
Quaker Chemical Corp. (2)	62,546	1,087,049
Schulman (A.) Inc.	195,904	3,516,477
Wellman Inc.	109,843	695,306

		22,561,900
COMMERCIAL SERVICES—3.44%
ABM Industries Inc.	246,943	5,138,884
Bowne & Co. Inc. (2)	218,147	3,117,321
CDI Corp. (2)	79,979	2,362,580
Central Parking Corp. (2)	132,958	1,987,722
Coinstar Inc. (1) (2)	163,164	3,020,166
Consolidated Graphics Inc. (1)	76,064	3,274,555
Cross Country Healthcare Inc. (1)	134,792	2,501,740
Heidrick & Struggles International Inc. (1) (2)	119,822	3,879,836
Hooper Holmes Inc.	420,948	1,654,326
MAXIMUS Inc.	122,381	4,375,121
NCO Group Inc. (1) (2)	205,755	4,250,898
On Assignment Inc. (1)	162,724	1,391,290
PAREXEL International Corp. (1) (2)	169,997	3,415,240
PRG-Schultz International Inc. (1)	272,697	820,818
Rewards Network Inc. (1)	134,846	920,998
SFBC International Inc. (1) (2)	117,407	5,211,697
SOURCECORP Inc. (1)	100,717	2,159,372
Spherion Corp. (1) (2)	388,976	2,956,218
StarTek Inc. (2)	71,998	950,374
Viad Corp.	143,128	3,914,551
Volt Information Sciences Inc. (1)	51,956	1,055,746

		58,359,453
COMPUTERS—1.00%
Agilysys Inc.	194,470	3,274,875
Brooktrout Inc. (1)	82,003	1,063,579
Carreker Corp. (1)	137,074	967,742
Catapult Communications Corp. (1)	65,863	1,207,927

CIBER Inc. (1) (2)	353,494	2,626,460
Hutchinson Technology Inc. (1) (2)	164,238	4,289,897
NYFIX Inc. (1) (2)	186,615	1,076,769
RadiSys Corp. (1) (2)	129,647	2,515,152

		17,022,401
DISTRIBUTION & WHOLESALE—1.53%
Bell Microproducts Inc. (1) (2)	188,617	1,891,829
Hughes Supply Inc.	427,733	13,944,096
United Stationers Inc. (1)	213,286	10,207,868

		26,043,793
DIVERSIFIED FINANCIAL SERVICES—1.06%
Financial Federal Corp.	111,795	4,449,441
Investment Technology Group Inc. (1) (2)	269,568	7,979,213
Piper Jaffray Companies Inc. (1)	128,129	3,825,932
SWS Group Inc.	100,514	1,648,430

		17,903,016
ELECTRIC—2.78%
ALLETE Inc.	192,181	8,803,812
Avista Corp.	310,951	6,032,449
Central Vermont Public Service Corp.	78,957	1,381,747
CH Energy Group Inc. (2)	86,981	4,129,858
Cleco Corp. (2)	319,918	7,543,666
El Paso Electric Co. (1)	307,293	6,407,059
Green Mountain Power Corp.	33,462	1,101,904
UIL Holdings Corp. (2)	82,997	4,341,573
UniSource Energy Corp. (2)	222,407	7,392,809

		47,134,877
ELECTRICAL COMPONENTS & EQUIPMENT—0.94%
Advanced Energy Industries Inc. (1)	180,791	1,945,311
Artesyn Technologies Inc. (1) (2)	255,207	2,373,425
Belden CDT Inc. (2)	294,108	5,714,518
C&D Technologies Inc.	163,115	1,534,912
Greatbatch Inc. (1) (2)	138,371	3,796,900
Magnetek Inc. (1) (2)	184,315	622,985

		15,988,051
ELECTRONICS—4.52%
Analogic Corp.	87,896	4,430,837
Bel Fuse Inc. Class B	74,137	2,700,811
Benchmark Electronics Inc. (1) (2)	268,013	8,072,552
Checkpoint Systems Inc. (1) (2)	242,927	5,762,228
Coherent Inc. (1) (2)	199,514	5,841,770
CTS Corp. (2)	233,347	2,823,499
Cubic Corp. (2)	99,088	1,696,387
Cymer Inc. (1) (2)	227,440	7,123,421
Electro Scientific Industries Inc. (1) (2)	183,549	4,104,156
FEI Co. (1) (2)	159,909	3,078,248
Keithley Instruments Inc.	91,416	1,334,674
Meade Instruments Corp. (1)	110,665	294,369
Methode Electronics Inc.	239,066	2,754,040
Park Electrochemical Corp. (2)	128,025	3,411,866
Paxar Corp. (1)	234,855	3,957,307
Photon Dynamics Inc. (1) (2)	109,137	2,089,974
Planar Systems Inc. (1) (2)	95,153	782,158
SBS Technologies Inc. (1)	100,794	970,646
Technitrol Inc.	259,558	3,976,429
Watts Water Technologies Inc. Class A (2)	162,587	4,690,635
Woodward Governor Co.	63,203	5,375,415
X-Rite Inc.	117,789	1,460,584

		76,732,006

ENGINEERING & CONSTRUCTION—1.91%
EMCOR Group Inc. (1) (2)	99,490	5,899,757
Insituform Technologies Inc. Class A (1) (2)	172,038	2,974,537
Shaw Group Inc. (The) (1) (2)	505,483	12,465,211
URS Corp. (1)	273,865	11,061,407

		32,400,912
ENTERTAINMENT—0.28%
Pinnacle Entertainment Inc. (1) (2)	261,346	4,790,472

		4,790,472
ENVIRONMENTAL CONTROL—0.68%
Aleris International Inc. (1)	197,926	5,433,069
Tetra Tech Inc. (1) (2)	365,416	6,146,297

		11,579,366
FOOD—2.65%
American Italian Pasta Co. Class A (2)	118,592	1,264,191
Corn Products International Inc. (2)	479,391	9,669,316
Hain Celestial Group Inc. (1) (2)	195,373	3,790,236
J&J Snack Foods Corp.	43,361	2,506,266
Nash Finch Co. (2)	81,987	3,459,032
Performance Food Group Co. (1) (2)	239,906	7,571,433
Ralcorp Holdings Inc.	190,139	7,970,627
Sanderson Farms Inc. (2)	92,929	3,453,242
TreeHouse Foods Inc. (1) (2)	197,329	5,304,204

		44,988,547
FOREST PRODUCTS & PAPER—1.00%
Buckeye Technologies Inc. (1)	212,617	1,726,450
Caraustar Industries Inc. (1) (2)	184,915	2,030,367
Neenah Paper Inc.	94,456	2,767,561
Pope & Talbot Inc.	105,010	1,072,152
Rock-Tenn Co. Class A	200,005	3,020,075
Schweitzer-Mauduit International Inc.	97,586	2,178,120
Wausau Paper Corp.	329,569	4,122,908

		16,917,633
GAS—4.15%
Atmos Energy Corp.	515,151	14,553,016
Cascade Natural Gas Corp. (2)	73,210	1,593,782
Laclede Group Inc. (The)	135,409	4,399,438
New Jersey Resources Corp.	176,169	8,100,251
Northwest Natural Gas Co. (2)	176,724	6,577,667
Piedmont Natural Gas Co. (2)	490,718	12,351,372
Southern Union Co. (1) (2)	628,283	16,190,853
Southwest Gas Corp.	245,559	6,725,861

		70,492,240
HAND & MACHINE TOOLS—0.36%
Regal-Beloit Corp. (2)	186,362	6,045,583

		6,045,583
HEALTH CARE—PRODUCTS—2.67%
CONMED Corp. (1)	189,240	5,276,011
Cooper Companies Inc. (2)	283,209	21,696,641
Datascope Corp.	78,884	2,446,982
Invacare Corp. (2)	202,965	8,457,552
Osteotech Inc. (1)	110,893	635,417
Viasys Healthcare Inc. (1)	202,218	5,053,428
Vital Sign Inc.	36,168	1,666,983

		45,233,014

HEALTH CARE - SERVICES—0.74%
Gentiva Health Services Inc. (1) (2)	149,509	2,709,103
RehabCare Group Inc. (1)	107,331	2,202,432
Sunrise Senior Living Inc. (1) (2)	114,319	7,629,650

		12,541,185
HOME BUILDERS—2.86%
Coachmen Industries Inc. (2)	91,043	1,046,084
Fleetwood Enterprises Inc. (1) (2)	361,616	4,447,877
M.D.C. Holdings Inc.	207,671	16,383,165
M/I Homes Inc.	79,763	4,327,940
Monaco Coach Corp. (2)	170,553	2,513,951
Skyline Corp.	43,459	1,766,174
Standard-Pacific Corp. (2)	435,453	18,075,654

		48,560,845
HOME FURNISHINGS—0.48%
Applica Inc. (1) (2)	157,202	262,527
Audiovox Corp. Class A (1)	121,484	1,698,346
Bassett Furniture Industries Inc. (2)	75,859	1,412,495
Fedders Corp. (2)	149,769	320,506
La-Z-Boy Inc. (2)	331,806	4,376,521

		8,070,395
HOUSEHOLD PRODUCTS & WARES—0.46%
Russ Berrie & Co. Inc. (2)	75,870	1,071,284
Spectrum Brands Inc. (1) (2)	237,701	5,597,859
Standard Register Co. (The)	80,998	1,210,920

		7,880,063
HOUSEWARES—0.16%
Libbey Inc.	89,675	1,363,060
National Presto Industries Inc.	30,109	1,288,966

		2,652,026
INSURANCE—4.48%
Delphi Financial Group Inc. Class A (2)	181,685	8,502,858
Hilb, Rogal & Hobbs Co. (2)	228,569	8,530,195
Infinity Property & Casualty Corp.	132,595	4,652,759
LandAmerica Financial Group Inc. (2)	115,748	7,483,108
Presidential Life Corp.	137,837	2,481,066
ProAssurance Corp. (1) (2)	198,500	9,263,995
RLI Corp.	137,103	6,342,385
SCPIE Holdings Inc. (1)	64,208	918,174
Selective Insurance Group Inc. (2)	181,883	8,894,079
Stewart Information Services Corp.	116,182	5,948,518
UICI	224,594	8,085,384
United Fire & Casualty Co.	108,873	4,911,261

		76,013,782
INTERNET—0.71%
Internet Security Systems Inc. (1) (2)	250,404	6,012,200
MIVA Inc. (1) (2)	178,122	1,074,076
Napster Inc. (1) (2)	282,066	1,128,264
PC-Tel Inc. (1)	136,521	1,283,297
Verity Inc. (1)	241,392	2,563,583

		12,061,420
IRON & STEEL—1.64%
Carpenter Technology Corp.	139,680	8,186,645
Chaparral Steel (1)	145,965	3,681,237

Material Sciences Corp. (1)	81,415	1,226,924
Reliance Steel & Aluminum Co.	177,419	9,390,788
Ryerson Tull Inc. (2)	161,393	3,437,671
Steel Technologies Inc. (2)	71,062	1,842,638

		27,765,903
LEISURE TIME—0.47%
Arctic Cat Inc.	83,439	1,713,837
K2 Inc. (1) (2)	304,713	3,473,728
Multimedia Games Inc. (1) (2)	174,426	1,693,676
Pegasus Solutions Inc. (1) (2)	112,787	1,012,827

		7,894,068
LODGING—0.58%
Aztar Corp. (1)	228,214	7,031,273
Marcus Corp. (2)	138,459	2,774,718

		9,805,991
MACHINERY—3.17%
Albany International Corp. Class A	203,881	7,517,092
Applied Industrial Technologies Inc.	160,160	5,746,541
Astec Industries Inc. (1)	111,003	3,151,375
Briggs & Stratton Corp. (2)	330,543	11,433,482
Gardner Denver Inc. (1)	165,433	7,378,312
Gerber Scientific Inc. (1)	143,545	1,125,393
Lindsay Manufacturing Co. (2)	74,044	1,629,708
Manitowoc Co. Inc. (The)	192,974	9,696,943
Robbins & Myers Inc. (2)	73,959	1,662,598
Stewart & Stevenson Services Inc.	186,420	4,446,117

		53,787,561
MANUFACTURING—2.63%
Acuity Brands Inc. (2)	284,988	8,455,594
AptarGroup Inc.	224,384	11,176,567
Barnes Group Inc.	110,732	3,970,850
EnPro Industries Inc. (1)	134,155	4,519,682
Griffon Corp. (1) (2)	166,689	4,100,549
Lydall Inc. (1)	104,156	930,113
Myers Industries Inc.	200,758	2,336,823
Smith (A.O.) Corp. (2)	129,095	3,679,207
Standex International Corp.	71,090	1,871,800
Sturm Ruger & Co. Inc. (2)	137,618	1,266,086
Tredegar Corp.	177,844	2,313,750

		44,621,021
MEDIA—0.09%
4Kids Entertainment Inc. (1) (2)	84,032	1,461,316

		1,461,316
METAL FABRICATE & HARDWARE—1.72%
Castle (A.M.) & Co. (1)	62,096	1,086,680
Commercial Metals Co.	372,362	12,563,494
Lawson Products Inc.	29,415	1,080,119
Quanex Corp. (2)	161,895	10,720,687
Valmont Industries Inc.	105,009	3,083,064
Wolverine Tube Inc. (1)	96,960	727,200

		29,261,244
MINING—0.65%
Brush Engineered Materials Inc. (1)	123,542	1,961,847
Century Aluminum Co. (1) (2)	146,509	3,293,522
RTI International Metals Inc. (1)	146,271	5,755,764

		11,011,133

OFFICE & BUSINESS EQUIPMENT—0.54%
Global Imaging Systems Inc. (1) (2)	147,759	5,031,194
Imagistics International Inc. (1)	99,213	4,152,064

		9,183,258
OFFICE FURNISHINGS—0.15%
Interface Inc. Class A (1)	306,832	2,534,432

		2,534,432
OIL & GAS—3.18%
Cimarex Energy Co. (1) (2)	526,122	23,849,110
Spinnaker Exploration Co. (1) (2)	172,779	11,177,073
Stone Energy Corp. (1)	172,552	10,532,574
Swift Energy Co. (1) (2)	183,223	8,382,452

		53,941,209
OIL & GAS SERVICES—2.74%
Dril-Quip Inc. (1) (2)	47,030	2,257,440
Input/Output Inc. (1) (2)	449,908	3,590,266
Maverick Tube Corp. (1) (2)	275,382	8,261,460
Oceaneering International Inc. (1) (2)	168,160	8,981,426
Seacor Holdings Inc. (1) (2)	132,036	9,583,173
Veritas DGC Inc. (1)(2)	216,906	7,943,098
W-H Energy Services Inc. (1)(2)	180,052	5,837,286

		46,454,149
PACKAGING & CONTAINERS—0.14%
Chesapeake Corp.	126,020	2,317,508

		2,317,508
PHARMACEUTICALS—0.98%
Alpharma Inc. Class A	266,337	6,623,801
Bradley Pharmaceuticals Inc. (1) (2)	89,080	972,754
NBTY Inc. (1)	357,356	8,397,866
Theragenics Corp. (1)	206,132	608,089

		16,602,510
REAL ESTATE INVESTMENT TRUSTS—4.24%
Capital Automotive REIT	263,872	10,214,485
Colonial Properties Trust (2)	284,692	12,663,100
Commercial Net Lease Realty Inc. (2)	345,270	6,905,400
Entertainment Properties Trust (2)	165,809	7,400,056
Glenborough Realty Trust Inc. (2)	232,017	4,454,726
Lexington Corporate Properties Trust	331,944	7,817,281
New Century Financial Corp. (2)	361,015	13,094,014
Parkway Properties Inc.	90,366	4,239,973
Sovran Self Storage Inc.	105,533	5,165,840

		71,954,875
RETAIL—6.95%
Brown Shoe Co. Inc.	117,893	3,890,469
Burlington Coat Factory Warehouse Corp.	106,289	4,043,234
Casey’s General Store Inc. (2)	322,155	7,473,996
Cash America International Inc. (2)	187,202	3,884,441
Cost Plus Inc. (1) (2)	140,933	2,557,934
Dress Barn Inc. (1) (2)	142,077	3,233,673
Fred’s Inc. (2)	254,998	3,190,025
Goody’s Family Clothing Inc. (2)	126,951	961,019
Group 1 Automotive Inc. (1) (2)	136,631	3,771,016
Hancock Fabrics Inc. (2)	123,173	828,954
Haverty Furniture Companies Inc.	145,882	1,784,137
Insight Enterprises Inc. (1) (2)	311,745	5,798,457

Jill (J.) Group Inc. (The) (1) (2)	129,876	2,054,638
Jo-Ann Stores Inc. (1) (2)	148,279	2,565,227
Landry’s Restaurants Inc. (2)	106,548	3,121,856
Linens ’n Things Inc. (1) (2)	290,215	7,748,740
Lone Star Steakhouse & Saloon Inc.	115,275	2,997,150
Longs Drug Stores Corp. (2)	171,114	7,339,079
O’Charley’s Inc. (1)	143,362	2,051,510
Pep Boys-Manny, Moe & Jack Inc. (2)	346,522	4,795,864
Ryan’s Restaurant Group Inc. (1)	268,231	3,130,256
School Specialty Inc. (1) (2)	146,581	7,150,221
ShopKo Stores Inc. (1)	193,680	4,942,714
Sonic Automotive Inc.	189,909	4,219,778
Stage Stores Inc. (2)	175,482	4,715,201
TBC Corp. (1)	144,152	4,971,802
Too Inc. (1) (2)	211,327	5,796,700
Zale Corp. (1) (2)	327,996	8,914,931

		117,933,022
SAVINGS & LOANS—3.49%
Anchor BanCorp Wisconsin Inc. (2)	120,340	3,547,623
BankAtlantic Bancorp Inc. Class A	287,690	4,887,853
BankUnited Financial Corp. Class A (2)	170,963	3,909,924
Brookline Bancorp Inc. (2)	394,734	6,244,692
Commercial Federal Corp.	244,918	8,361,501
Dime Community Bancshares (2)	178,949	2,634,129
Downey Financial Corp.	133,859	8,152,013
FirstFed Financial Corp. (1)	105,991	5,703,376
Flagstar Bancorp Inc. (2)	223,746	3,602,311
MAF Bancorp Inc. (2)	176,450	7,234,450
Sterling Financial Corp. (Washington) (2)	221,948	5,004,927

		59,282,799
SEMICONDUCTORS—3.74%
Actel Corp. (1)	163,063	2,357,891
Axcelis Technologies Inc. (1) (2)	643,608	3,359,634
Brooks Automation Inc. (1) (2)	290,883	3,877,470
Cohu Inc.	139,220	3,292,553
DSP Group Inc. (1)	183,507	4,708,790
ESS Technology Inc. (1)	228,171	810,007
Exar Corp. (1)	223,820	3,137,956
Helix Technology Corp.	167,821	2,475,360
Kopin Corp. (1)	441,384	3,067,619
Pericom Semiconductor Corp. (1)	169,676	1,499,936
Photronics Inc. (1) (2)	264,384	5,129,050
Rudolph Technologies Inc. (1) (2)	90,863	1,223,925
Skyworks Solutions Inc. (1) (2)	1,015,039	7,125,574
Standard Microsystems Corp. (1)	133,082	3,980,483
Supertex Inc. (1)	74,527	2,235,065
Ultratech Inc. (1) (2)	154,536	2,409,216
Varian Semiconductor Equipment Associates Inc. (1) (2)	238,339	10,098,423
Veeco Instruments Inc. (1) (2)	171,086	2,744,219

		63,533,171
SOFTWARE—2.22%
Altiris Inc. (1) (2)	147,347	2,252,936
Captaris Inc. (1)	183,987	691,791
Digi International Inc. (1)	130,335	1,398,495
eFunds Corp. (1)	290,739	5,474,615
EPIQ Systems Inc. (1) (2)	81,376	1,775,624
Inter-Tel Inc.	133,943	2,812,803
JDA Software Group Inc. (1)	182,525	2,770,729
MapInfo Corp. (1)	132,891	1,627,915

MRO Software Inc. (1)	137,956	2,323,179
NDCHealth Corp.	231,849	4,386,583
Phoenix Technologies Ltd. (1)	160,581	1,209,175
SPSS Inc. (1)	103,130	2,475,120
THQ Inc. (1) (2)	397,646	8,477,813

		37,676,778
STORAGE & WAREHOUSING—0.24%
Mobile Mini Inc. (1) (2)	95,258	4,129,434

		4,129,434
TELECOMMUNICATIONS—2.21%
Adaptec Inc. (1)	722,340	2,766,562
Aeroflex Inc. (1)	478,230	4,476,233
Anixter International Inc. (1) (2)	206,236	8,317,498
Applied Signal Technology Inc. (2)	73,909	1,410,184
Black Box Corp. (2)	109,398	4,590,340
C-COR Inc. (1) (2)	307,251	2,073,944
Ditech Communications Corp. (1)	207,126	1,396,029
General Communication Inc. Class A (1) (2)	300,096	2,970,950
Intrado Inc. (1) (2)	113,933	2,054,212
Network Equipment Technologies Inc. (1)	159,369	734,691
Symmetricom Inc. (1) (2)	297,133	2,299,809
Tollgrade Communications Inc. (1)	84,907	718,313
Viasat Inc. (1)	143,706	3,686,059

		37,494,824
TEXTILES—0.38%
Angelica Corp.	59,729	1,066,163
G&K Services Inc. Class A (2)	135,071	5,320,447

		6,386,610
TOYS, GAMES & HOBBIES—0.32%
Action Performance Companies Inc. (2)	119,444	1,493,050
Department 56 Inc. (1)	88,770	1,109,625
Jakks Pacific Inc. (1)	170,785	2,771,841

		5,374,516
TRANSPORTATION—2.18%
Arkansas Best Corp.	162,841	5,678,266
EGL Inc. (1) (2)	206,549	5,607,805
Kansas City Southern Industries Inc. (1) (2)	525,532	12,250,151
Kirby Corp. (1)	161,346	7,975,333
Offshore Logistics Inc. (1) (2)	149,349	5,525,913

		37,037,468
WATER—0.21%
American States Water Co. (2)	107,404	3,593,738

		3,593,738

TOTAL COMMON STOCKS (Cost: $1,532,135,333)		1,694,459,238

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS — 27.77%
CERTIFICATES OF DEPOSIT (3) — 1.38%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$917,382	917,382

Bank of Nova Scotia
3.63%, 01/03/06	733,906	733,849
Credit Suisse First Boston
3.67%, 05/09/06	1,834,765	1,834,765
Danske Bank
3.70%, 10/17/05	1,834,765	1,834,744
Dexia Credit Local
3.78%, 08/30/06	917,382	917,216
Fortis Bank NY
3.83% - 3.84%, 01/25/06	2,752,147	2,752,162
HBOS Treasury Services PLC
3.39%, 12/14/05	1,100,859	1,100,859
HSBC Bank USA N.A.
3.72%, 08/03/06	917,382	917,653
Nordea Bank PLC
3.63%, 10/02/06	1,100,859	1,100,601
Royal Bank of Scotland
3.78%, 06/27/06	917,382	917,282
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	2,843,886	2,843,451
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	5,045,603	5,045,735
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,467,812	1,467,812
Wells Fargo Bank N.A.
3.73%, 10/06/05	1,009,121	1,009,117

		23,392,628
COMMERCIAL PAPER (3)—9.50%
Alpine Securitization Corp.
3.72%, 10/19/05	3,669,530	3,663,463
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	18,065,774	18,022,412
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	6,131,784	6,117,508
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	6,421,677	6,418,884
Barton Capital Corp.
3.74%, 10/14/05	2,752,147	2,749,002
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	3,669,530	3,669,530
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	2,188,434	2,180,671
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	6,441,144	6,433,331
Cantabric Finance LLC
3.73%, 10/31/05	705,412	703,366
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	1,043,798	1,042,311
Chesham Finance LLC
3.68%, 10/11/05	1,834,765	1,833,264
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	1,382,771	1,380,279
CRC Funding LLC
3.78%, 10/24/05	1,009,121	1,006,896
Dorada Finance Inc.
3.76%, 01/26/06	183,476	181,273
Fairway Finance LLC
3.75%, 10/20/05	733,906	733,904
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	1,645,674	1,644,611
Ford Credit Auto Receivables
3.77%, 10/17/05	1,596,245	1,593,905

Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	8,793,441	8,773,095
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	9,060,528	9,050,396
General Electric Capital Corp.
3.72%, 10/14/05	9,173,824	9,163,397
Georgetown Funding Co. LLC
3.82%, 11/02/05	3,585,663	3,574,248
Giro Funding Corp.
3.66%, 10/06/05	917,382	917,103
Grampian Funding LLC
3.84%, 01/31/06	1,834,765	1,811,280
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	917,382	917,382
HSBC PLC
3.88%, 02/03/06	550,429	543,133
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	2,743,542	2,740,928
Landale Funding LLC
3.74%, 10/17/05	3,669,530	3,664,193
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	1,926,315	1,926,315
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	1,931,696	1,929,816
Lockhart Funding LLC
3.71%, 10/13/05	764,253	763,465
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	3,486,053	3,480,765
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	3,274,321	3,270,617
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	5,137,342	5,124,976
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	3,498,365	3,490,054
Prudential Funding LLC
3.71%, 10/13/05	1,834,765	1,832,874
Ranger Funding Co. LLC
3.67%, 10/04/05	1,011,744	1,011,641
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,834,765	1,807,464
Sedna Finance Inc.
3.92%, 02/21/06	458,691	451,649
Societe Generale
3.77%, 10/07/05	2,378,773	2,377,776
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	7,510,225	7,502,069
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	4,551,465	4,545,648
Three Pillars Funding Corp.
3.65%, 10/03/05	1,100,859	1,100,859
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	2,669,179	2,662,169
Tulip Funding Corp.
3.79%, 12/01/05	825,644	820,516
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	13,760,737	13,757,373
Windmill Funding Corp.
3.78%, 10/25/05	1,192,597	1,189,842
Yorktown Capital LLC
3.75%, 10/20/05	1,559,550	1,556,788

		161,132,441

LOAN PARTICIPATIONS (3)—0.05%
Army & Air Force Exchange Service
3.67%, 10/03/05	917,382	917,382

		917,382
MEDIUM-TERM NOTES (3)—0.21%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	568,777	568,734
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	2,935,624	2,935,325

		3,504,059
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5) (6)	992,390	992,390

		992,390
REPURCHASE AGREEMENTS (3)—5.98%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $57,813,682 and effective yields of 3.75% - 3.88%. (7)	$57,795,094	57,795,094
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $43,589,828 and an effective yield of 3.90%. (7)	43,575,666	43,575,666

		101,370,760
TIME DEPOSITS (3)—0.60%
Chase Bank USA N.A.
3.88%, 10/03/05	1,998,591	1,998,591
Lloyds TSB Bank PLC
3.90%, 10/03/05	1,834,765	1,834,765
Rabobank Nederland NV
3.89%, 10/03/05	6,421,677	6,421,677

		10,255,033
VARIABLE & FLOATING RATE NOTES (3)—9.99%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	3,412,663	3,412,681
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	6,329,939	6,329,930
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	3,027,362	3,027,362
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	4,128,221	4,128,414
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	5,596,033	5,600,099
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	1,192,597	1,192,597
Bank of America N.A.
3.81%, 08/10/06	9,173,824	9,173,827
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	6,311,591	6,311,420
BMW US Capital LLC
3.74%, 09/15/06 (4)	1,834,765	1,834,765
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	3,486,053	3,485,911

CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	4,935,518	4,935,337
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	458,691	458,691
Credit Suisse First Boston
3.77%, 07/19/06	4,586,912	4,586,912
DEPFA Bank PLC
3.88%, 09/15/06	1,834,765	1,834,765
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	2,917,276	2,917,403
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	1,834,765	1,834,765
Fairway Finance LLC
3.78%, 01/20/06	917,382	917,369
Fifth Third Bancorp
3.79%, 09/22/06 (4)	3,669,530	3,669,530
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	1,284,335	1,284,357
General Electric Capital Corp.
3.80%, 10/06/06	825,644	826,403
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	458,691	458,691
Hartford Life Global Funding Trust
3.76%, 08/15/06	1,834,765	1,834,765
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	5,504,295	5,504,295
HSBC Bank USA N.A.
3.95%, 05/04/06	642,168	642,472
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	5,320,818	5,320,863
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	7,155,583	7,156,211
Lothian Mortgages PLC
3.82%, 01/24/06	1,834,765	1,834,765
Marshall & Ilsley Bank
3.90%, 02/20/06	1,834,765	1,835,612
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	3,669,530	3,671,002
Natexis Banques Populaires
3.80%, 10/16/06 (4)	1,376,074	1,376,074
National City Bank (Ohio)
3.62%, 01/06/06	917,382	917,310
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	6,788,630	6,789,189
Nordea Bank AB
3.71%, 08/11/06 (4)	3,210,839	3,210,839
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	5,871,248	5,871,341
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	4,990,560	4,990,563
Principal Life Income Funding Trusts
3.74%, 05/10/06	1,376,074	1,376,117
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	6,123,528	6,122,315
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	1,559,550	1,559,487
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	8,183,051	8,183,053
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	1,834,765	1,834,765
Strips III LLC
3.88%, 07/24/06 (4) (8)	527,485	527,485

SunTrust Bank
3.63%, 04/28/06	2,752,147	2,752,147
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	4,091,526	4,091,108
Toyota Motor Credit Corp.
3.87%, 04/10/06	825,644	825,638
Unicredito Italiano SpA
3.80%, 06/14/06	2,385,194	2,384,606
Union Hamilton Special Funding LLC
4.00%, 03/28/06	1,834,765	1,834,765
US Bank N.A.
3.77%, 09/29/06	825,644	825,430
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	4,237,390	4,237,390
Wells Fargo & Co.
3.76%, 09/15/06 (4)	917,382	917,466
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	4,128,221	4,127,989
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	4,696,998	4,696,858
Winston Funding Ltd.
3.71%, 10/23/05 (4)	1,310,022	1,310,022
World Savings Bank
3.69%, 03/09/06	2,752,147	2,752,082

		169,535,253

TOTAL SHORT-TERM INVESTMENTS (Cost: $471,099,946)		471,099,946

TOTAL INVESTMENTS IN SECURITIES — 127.65% (Cost: $2,003,235,279)		2,165,559,184
Other Assets, Less Liabilities — (27.65)%		(469,012,114)

NET ASSETS — 100.00%		$1,696,547,070

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.90%
ADVERTISING—0.19%
ADVO Inc. (1)	315	$ 9,856
Catalina Marketing Corp. (1)	471	10,711
Harte-Hanks Inc.	650	17,179
Interpublic Group of Companies Inc. (1) (2)	4,269	49,691
Omnicom Group Inc.	1,870	156,388

		243,825
AEROSPACE & DEFENSE—1.81%
AAR Corp. (1) (2)	332	5,704
Alliant Techsystems Inc. (2)	390	29,113
Armor Holdings Inc. (2)	335	14,408
Boeing Co. (The)	8,466	575,265
Curtiss-Wright Corp.	222	13,700
DRS Technologies Inc.	286	14,117
EDO Corp.	192	5,766
Engineered Support Systems Inc.	432	17,729
Esterline Technologies Corp. (2)	260	9,851
GenCorp Inc. (2)	581	10,836
General Dynamics Corp.	2,068	247,229
Goodrich (B.F.) Co.	1,231	54,583
Kaman Corp. Class A	260	5,317
L-3 Communications Holdings Inc. (1)	1,213	95,912
Lockheed Martin Corp.	3,783	230,914
Moog Inc. Class A (2)	385	11,365
Northrop Grumman Corp.	3,671	199,519
Raytheon Co.	4,636	176,261
Rockwell Collins Inc.	1,802	87,073
Sequa Corp. Class A (2)	87	5,133
Teledyne Technologies Inc. (2)	338	11,651
Triumph Group Inc. (2)	164	6,096
United Technologies Corp.	10,572	548,052

		2,375,594
AGRICULTURE—1.59%
Alliance One International Inc.	1,050	3,717
Altria Group Inc.	21,442	1,580,490
Archer-Daniels-Midland Co.	6,675	164,605
Delta & Pine Land Co.	407	10,749
Monsanto Co.	2,759	173,127
Reynolds American Inc.	899	74,635
Universal Corp.	265	10,290
UST Inc.	1,671	69,948

		2,087,561
AIRLINES—0.13%
AirTran Holdings Inc. (1) (2)	892	11,293
Alaska Air Group Inc. (2)	284	8,253
Frontier Airlines Inc. (2)	359	3,511

JetBlue Airways Corp. (1) (2)	1,037	18,251
Mesa Air Group Inc. (1) (2)	364	3,003
SkyWest Inc.	599	16,065
Southwest Airlines Co.	7,257	107,766

		168,142
APPAREL—0.44%
Ashworth Inc. (2)	172	1,175
Coach Inc. (2)	3,894	122,116
Gymboree Corp. (2)	338	4,610
Haggar Corp.	78	2,218
Jones Apparel Group Inc.	1,201	34,228
Kellwood Co. (1)	288	7,445
K-Swiss Inc. Class A	310	9,167
Liz Claiborne Inc.	1,081	42,505
Nike Inc. Class B	1,991	162,625
Oxford Industries Inc. (1)	172	7,761
Phillips-Van Heusen Corp.	346	10,733
Polo Ralph Lauren Corp.	612	30,784
Quiksilver Inc. (2)	1,198	17,311
Reebok International Ltd.	545	30,831
Russell Corp. (1)	336	4,717
Stride Rite Corp.	364	4,666
Timberland Co. Class A (2)	594	20,065
VF Corp.	945	54,782
Wolverine World Wide Inc.	620	13,051

		580,790
AUTO MANUFACTURERS—0.42%
A.S.V. Inc. (2)	180	4,077
Ford Motor Co. (1)	19,040	187,734
General Motors Corp.	5,811	177,875
Navistar International Corp. (2)	630	20,431
Oshkosh Truck Corp.	770	33,233
PACCAR Inc.	1,758	119,351
Wabash National Corp.	313	6,154

		548,855
AUTO PARTS & EQUIPMENT—0.23%
ArvinMeritor Inc.	725	12,122
Bandag Inc. (1)	151	6,472
BorgWarner Inc.	605	34,158
Cooper Tire & Rubber Co. (1)	689	10,521
Dana Corp. (1)	1,614	15,188
Delphi Corp.	6,042	16,676
Goodyear Tire & Rubber Co. (The) (1) (2)	1,896	29,559
Johnson Controls Inc.	1,972	122,363
Lear Corp.	719	24,424
Modine Manufacturing Co. (1)	361	13,241
Standard Motor Products Inc.	234	1,898
Superior Industries International Inc. (1)	258	5,552
Visteon Corp.	1,363	13,330

		305,504
BANKS—5.82%
Amegy Bancorporation Inc.	742	16,791
AmSouth Bancorp (1)	3,579	90,406
Associated Bancorp (1)	1,287	39,228
Bank of America Corp.	41,514	1,747,739
Bank of Hawaii Corp.	561	27,612
Bank of New York Co. Inc. (The)	8,009	235,545
BB&T Corp.	5,632	219,930
Boston Private Financial Holdings Inc.	308	8,174

Central Pacific Financial Corp.	308	10,835
Chittenden Corp.	484	12,831
City National Corp.	437	30,629
Colonial BancGroup Inc. (The)	1,614	36,154
Comerica Inc.	1,710	100,719
Commerce Bancorp Inc. (1)	1,658	50,884
Community Bank System Inc. (1)	314	7,096
Compass Bancshares Inc. (1)	1,261	57,792
Cullen/Frost Bankers Inc.	473	23,338
East West Bancorp Inc.	570	19,403
Fifth Third Bancorp	5,719	210,059
First BanCorp (Puerto Rico) (1)	868	14,687
First Horizon National Corp.	1,263	45,910
First Midwest Bancorp Inc.	486	18,099
First Republic Bank	263	9,265
FirstMerit Corp.	910	24,379
Fremont General Corp.	668	14,582
Gold Bancorp Inc.	411	6,124
Greater Bay Bancorp (1)	555	13,675
Hudson United Bancorp	484	20,488
Huntington Bancshares Inc.	2,336	52,490
Investors Financial Services Corp. (1)	718	23,622
Irwin Financial Corp. (1)	245	4,996
KeyCorp	4,196	135,321
M&T Bank Corp. (1)	847	89,536
Marshall & Ilsley Corp.	2,128	92,589
Mellon Financial Corp.	4,287	137,055
Mercantile Bankshares Corp.	826	44,505
Nara Bancorp Inc. (1)	238	3,558
National City Corp.	5,931	198,333
North Fork Bancorp Inc.	4,901	124,975
Northern Trust Corp.	1,946	98,370
PNC Financial Services Group	2,985	173,190
PrivateBancorp Inc. (1)	212	7,267
Prosperity Bancshares Inc.	222	6,715
Provident Bankshares Corp.	355	12,347
Regions Financial Corp. (1)	4,725	147,042
Republic Bancorp Inc. (1)	741	10,478
South Financial Group Inc. (The)	769	20,640
State Street Corp.	3,397	166,181
Sterling Bancshares Inc.	460	6,767
SunTrust Banks Inc.	3,732	259,187
Susquehanna Bancshares Inc.	485	11,659
SVB Financial Group (1) (2)	382	18,580
Synovus Financial Corp.	3,182	88,205
TCF Financial Corp. (1)	1,225	32,769
Texas Regional Bancshares Inc. Class A	386	11,113
TrustCo Bank Corp. NY (1)	772	9,673
U.S. Bancorp	18,857	529,505
UCBH Holdings Inc. (1)	980	17,954
Umpqua Holdings Corp.	462	11,236
United Bancshares Inc. (1)	413	14,434
Wachovia Corp.	16,284	774,956
Webster Financial Corp.	573	25,762
Wells Fargo & Co.	17,433	1,021,051
Westamerica Bancorp (1)	339	17,509
Whitney Holding Corp.	665	17,982
Wilmington Trust Corp.	723	26,353
Wintrust Financial Corp.	234	11,761
Zions Bancorporation	915	65,157

		7,633,197

BEVERAGES—1.92%
Anheuser-Busch Companies Inc.	8,005	344,535
Brown-Forman Corp. Class B (1)	879	52,336
Coca-Cola Co. (The)	21,497	928,455
Coca-Cola Enterprises Inc.	3,182	62,049
Constellation Brands Inc. (2)	2,034	52,884
Molson Coors Brewing Co. Class B	611	39,110
Peet's Coffee & Tea Inc. (2)	164	5,022
Pepsi Bottling Group Inc.	1,481	42,283
PepsiAmericas Inc.	702	15,956
PepsiCo Inc.	17,243	977,851

		2,520,481
BIOTECHNOLOGY—1.30%
Amgen Inc. (2)	12,742	1,015,155
ArQule Inc. (2)	338	2,647
Biogen Idec Inc. (2)	3,471	137,035
Cambrex Corp.	265	5,024
Charles River Laboratories International Inc. (2)	716	31,232
Chiron Corp. (2)	1,156	50,425
CryoLife Inc. (2)	234	1,626
Enzo Biochem Inc. (1) (2)	360	5,530
Genzyme Corp. (2)	2,637	188,915
Integra LifeSciences Holdings Corp. (1) (2)	225	8,608
Invitrogen Corp. (2)	548	41,226
Martek Biosciences Corp. (1) (2)	333	11,698
MedImmune Inc. (2)	2,509	84,428
Millennium Pharmaceuticals Inc. (2)	3,292	30,714
Millipore Corp. (2)	530	33,332
Protein Design Labs Inc. (2)	1,067	29,876
Regeneron Pharmaceuticals Inc. (2)	571	5,419
Savient Pharmaceuticals Inc. (1) (2)	718	2,707
Vertex Pharmaceuticals Inc. (2)	927	20,718

		1,706,315
BUILDING MATERIALS—0.36%
American Standard Companies Inc.	1,871	87,095
Apogee Enterprises Inc.	312	5,335
ElkCorp	210	7,512
Florida Rock Industries Inc. (1)	509	32,622
Lennox International Inc.	568	15,569
Martin Marietta Materials Inc.	464	36,405
Masco Corp.	4,445	136,373
NCI Building Systems Inc. (1) (2)	215	8,770
Simpson Manufacturing Co. Inc.	388	15,186
Texas Industries Inc.	234	12,730
Universal Forest Products Inc.	188	10,776
Vulcan Materials Co.	1,041	77,253
York International Corp.	436	24,447

		470,073
CHEMICALS—1.49%
Air Products & Chemicals Inc.	2,301	126,877
Airgas Inc.	665	19,704
Albemarle Corp.	431	16,249
Arch Chemicals Inc.	260	6,045
Ashland Inc.	747	41,264
Cabot Corp. (1)	669	22,084
Chemtura Corp.	2,393	29,721
Cytec Industries Inc.	439	19,044
Dow Chemical Co. (The)	9,946	414,450
Du Pont (E.I.) de Nemours and Co.	10,256	401,728
Eastman Chemical Co.	817	38,374
Ecolab Inc.	1,943	62,040

Engelhard Corp.	1,283	35,809
Ferro Corp.	435	7,969
FMC Corp. (2)	387	22,144
Fuller (H.B.) Co.	305	9,479
Georgia Gulf Corp.	358	8,621
Hercules Inc. (2)	1,179	14,407
International Flavors & Fragrances Inc.	865	30,829
Lubrizol Corp.	715	30,981
Lyondell Chemical Co.	2,165	61,962
MacDermid Inc.	296	7,773
Minerals Technologies Inc. (1)	221	12,643
Olin Corp.	766	14,546
OM Group Inc. (2)	305	6,140
OMNOVA Solutions Inc. (2)	385	1,682
Penford Corp.	114	1,524
PolyOne Corp. (2)	955	5,787
PPG Industries Inc.	1,740	102,991
Praxair Inc. (1)	3,319	159,080
Quaker Chemical Corp.	114	1,981
Rohm & Haas Co.	1,534	63,093
RPM International Inc.	1,254	23,074
Schulman (A.) Inc.	313	5,618
Sensient Technologies Corp. (1)	486	9,210
Sherwin-Williams Co. (The)	1,205	53,104
Sigma-Aldrich Corp. (1)	684	43,817
Valspar Corp. (The) (1)	1,088	24,328
Wellman Inc.	286	1,810

		1,957,982
COAL—0.15%
Arch Coal Inc.	672	45,360
Massey Energy Co.	819	41,826
Peabody Energy Corp.	1,341	113,113

		200,299
COMMERCIAL SERVICES—1.29%
Aaron Rents Inc.	523	11,061
ABM Industries Inc.	462	9,614
ADESA Inc.	966	21,349
Administaff Inc. (1)	258	10,253
Alliance Data Systems Corp. (2)	689	26,974
Apollo Group Inc. Class A (2)	1,529	101,510
Arbitron Inc. (1)	331	13,187
Banta Corp.	262	13,333
Block (H & R) Inc.	3,321	79,638
Bowne & Co. Inc. (1)	406	5,802
Career Education Corp. (2)	1,034	36,769
CDI Corp.	174	5,140
Cendant Corp.	10,753	221,942
Central Parking Corp.	380	5,681
Chemed Corp.	260	11,268
ChoicePoint Inc. (2)	956	41,271
Coinstar Inc. (1)(2)	260	4,813
Consolidated Graphics Inc. (2)	140	6,027
Convergys Corp. (2)	1,536	22,072
Corinthian Colleges Inc. (1) (2)	956	12,686
Corporate Executive Board Co. (The)	418	32,596
CPI Corp.	78	1,372
Cross Country Healthcare Inc. (1) (2)	288	5,345
Deluxe Corp. (1)	546	21,927
DeVry Inc. (1) (2)	673	12,821
Donnelley (R.R.) & Sons Co.	2,188	81,109
Education Management Corp. (2)	649	20,924

Equifax Inc.	1,324	46,261
Gartner Inc. (1) (2)	697	8,148
Healthcare Services Group Inc. (1)	222	4,273
Heidrick & Struggles International Inc. (2)	197	6,379
Hooper Holmes Inc.	647	2,543
iPayment Holdings Inc. (2)	98	3,708
ITT Educational Services Inc. (1) (2)	418	20,628
Kelly Services Inc. Class A	239	7,328
Korn/Ferry International (1) (2)	407	6,671
Labor Ready Inc. (2)	502	12,876
Laureate Education Inc. (2)	521	25,513
Manpower Inc.	885	39,285
MAXIMUS Inc.	222	7,936
McKesson Corp.	3,163	150,084
Midas Inc. (1) (2)	172	3,419
Moody’s Corp.	2,638	134,749
MPS Group Inc. (2)	1,078	12,720
NCO Group Inc. (1) (2)	335	6,921
On Assignment Inc. (2)	312	2,668
PAREXEL International Corp. (1) (2)	264	5,304
Paychex Inc.	3,482	129,113
Pharmaceutical Product Development Inc. (2)	507	29,158
Pre-Paid Legal Services Inc.	138	5,341
PRG-Schultz International Inc. (2)	618	1,860
Quanta Services Inc. (2)	1,132	14,444
Rent-A-Center Inc. (2)	716	13,826
Rewards Network Inc. (2)	286	1,953
Robert Half International Inc.	1,716	61,072
Rollins Inc. (1)	372	7,261
SFBC International Inc. (1) (2)	163	7,236
Sotheby’s Holdings Inc. Class A (2)	408	6,822
SOURCECORP Inc. (2)	150	3,216
Spherion Corp. (2)	621	4,720
StarTek Inc.	147	1,940
United Rentals Inc. (1) (2)	758	14,940
Valassis Communications Inc. (2)	543	21,166
Vertrue Inc. (2)	114	4,144
Viad Corp.	234	6,400
Volt Information Sciences Inc. (2)	146	2,967
Watson Wyatt & Co. Holdings	386	10,403

		1,691,880
COMPUTERS—3.88%
Affiliated Computer Services Inc. Class A (2)	1,277	69,724
Agilysys Inc.	333	5,608
Anteon International Corp. (2)	314	13,427
Apple Computer Inc. (2)	8,556	458,687
BISYS Group Inc. (The) (2)	1,270	17,056
Brooktrout Inc. (2)	146	1,894
CACI International Inc. Class A (2)	311	18,847
Cadence Design Systems Inc. (2)	2,801	45,264
Carreker Corp. (2)	286	2,019
Catapult Communications Corp. (2)	146	2,678
Ceridian Corp. (2)	1,575	32,681
CIBER Inc. (1) (2)	644	4,785
Cognizant Technology Solutions Corp. (2)	1,387	64,620
Computer Sciences Corp. (2)	1,901	89,936
Dell Inc. (2)	24,753	846,553
Diebold Inc.	700	24,122
DST Systems Inc. (1)(2)	742	40,684
Electronic Data Systems Corp.	5,313	119,224
EMC Corp. (2)	24,830	321,300
FactSet Research Systems Inc. (1)	358	12,616

Gateway Inc. (2)	2,735	7,384
Henry (Jack) & Associates Inc.	763	14,802
Hewlett-Packard Co.	29,579	863,707
Hutchinson Technology Inc. (1) (2)	270	7,052
Imation Corp.	358	15,347
International Business Machines Corp.	16,484	1,322,346
Kronos Inc. (1) (2)	333	14,865
Lexmark International Inc. (2)	1,240	75,702
Manhattan Associates Inc. (2)	311	7,215
McDATA Corp. Class A (2)	1,430	7,493
Mentor Graphics Corp. (2)	822	7,069
Mercury Computer Systems Inc. (2)	215	5,644
MICROS Systems Inc. (2)	402	17,587
MTS Systems Corp.	221	8,347
National Instruments Corp.	610	15,030
NCR Corp. (2)	1,884	60,118
Network Appliance Inc. (2)	3,753	89,096
NYFIX Inc. (1) (2)	364	2,100
Radiant Systems Inc. (2)	239	2,466
RadiSys Corp. (1) (2)	190	3,686
Reynolds & Reynolds Co. (The) Class A	549	15,048
SanDisk Corp. (2)	1,853	89,407
SRA International Inc. Class A (2)	378	13,411
Sun Microsystems Inc. (2)	34,960	137,043
Synaptics Inc. (1) (2)	264	4,963
Synopsys Inc. (2)	1,429	27,008
TALX Corp.	198	6,492
Unisys Corp. (2)	3,623	24,057
Western Digital Corp. (2)	2,159	27,916

		5,084,126
COSMETICS & PERSONAL CARE—1.95%
Alberto-Culver Co.	809	36,203
Avon Products Inc.	4,831	130,437
Colgate-Palmolive Co.	5,352	282,532
Gillette Co. (The)	9,320	542,424
Procter & Gamble Co. (1)	26,325	1,565,284

		2,556,880
DISTRIBUTION & WHOLESALE—0.26%
Bell Microproducts Inc. (1) (2)	312	3,129
Building Materials Holdings Corp.	140	13,047
CDW Corp.	672	39,594
Fastenal Co. (1)	661	40,380
Genuine Parts Co.	1,774	76,105
Grainger (W.W.) Inc.	803	50,525
Hughes Supply Inc.	697	22,722
Owens & Minor Inc. (1)	411	12,063
ScanSource Inc. (2)	126	6,141
SCP Pool Corp. (1)	570	19,910
Tech Data Corp. (2)	624	22,907
United Stationers Inc. (2)	356	17,038
Watsco Inc.	269	14,287

		337,848
DIVERSIFIED FINANCIAL SERVICES—6.95%
American Express Co.	12,809	735,749
AmeriCredit Corp. (1) (2)	1,487	35,495
Bear Stearns Companies Inc. (The)	1,152	126,432
Capital One Financial Corp.	2,970	236,174
CIT Group Inc.	2,105	95,104
Citigroup Inc.	53,963	2,456,396
Countrywide Financial Corp.	6,114	201,640

E*TRADE Financial Corp. (2)	3,761	66,194
Eaton Vance Corp.	1,382	34,301
Edwards (A.G.) Inc.	771	33,778
Federal Home Loan Mortgage Corp.	8,135	459,302
Federal National Mortgage Association	48	2,151
Federated Investors Inc. Class B	901	29,940
Financial Federal Corp. (1)	185	7,363
Franklin Resources Inc.	1,551	130,222
Goldman Sachs Group Inc. (The)	4,797	583,219
IndyMac Bancorp Inc. (1)	665	26,321
Investment Technology Group Inc. (2)	434	12,846
Janus Capital Group Inc. (1)	2,391	34,550
Jefferies Group Inc.	485	21,122
JP Morgan Chase & Co.	36,462	1,237,156
LaBranche & Co. Inc. (1) (2)	617	5,362
Legg Mason Inc. (1)	1,151	126,253
Lehman Brothers Holdings Inc.	2,810	327,309
MBNA Corp.	12,958	319,285
Merrill Lynch & Co. Inc.	9,589	588,285
Morgan Stanley	11,207	604,506
Piper Jaffray Companies Inc. (2)	211	6,300
Providian Financial Corp. (2)	2,985	52,775
Raymond James Financial Inc.	630	20,236
Schwab (Charles) Corp. (The)	10,836	156,363
SLM Corp.	4,296	230,437
SWS Group Inc.	172	2,821
T. Rowe Price Group Inc.	1,323	86,392
Waddell & Reed Financial Inc. Class A (1)	870	16,843
World Acceptance Corp. (2)	190	4,828

		9,113,450
ELECTRIC—3.45%
AES Corp. (The) (2)	6,677	109,703
Allegheny Energy Inc. (1) (2)	1,644	50,504
ALLETE Inc.	310	14,201
Alliant Energy Corp.	1,244	36,238
Ameren Corp.	2,086	111,580
American Electric Power Co. Inc.	4,035	160,189
Aquila Inc. (2)	3,562	14,106
Avista Corp.	506	9,816
Black Hills Corp.	337	14,616
Calpine Corp. (1) (2)	5,640	14,608
CenterPoint Energy Inc.	3,122	46,424
Central Vermont Public Service Corp.	121	2,117
CH Energy Group Inc.	164	7,787
Cinergy Corp.	2,030	90,152
Cleco Corp.	508	11,979
CMS Energy Corp. (1) (2)	2,197	36,141
Consolidated Edison Inc. (1)	2,502	121,472
Constellation Energy Group Inc.	1,821	112,174
Dominion Resources Inc.	3,509	302,265
DPL Inc. (1)	1,346	37,419
DTE Energy Co. (1)	1,813	83,144
Duke Energy Corp. (1)	9,538	278,223
Duquesne Light Holdings Inc. (1)	810	13,940
Edison International	3,343	158,057
El Paso Electric Co. (2)	497	10,362
Energy East Corp.	1,481	37,306
Entergy Corp.	2,136	158,748
Exelon Corp.	6,912	369,377
FirstEnergy Corp.	3,388	176,583
FPL Group Inc.	4,048	192,685
Great Plains Energy Inc.	798	23,868

Green Mountain Power Corp.	52	1,712
Hawaiian Electric Industries Inc. (1)	857	23,893
IDACORP Inc. (1)	436	13,137
MDU Resources Group Inc.	1,270	45,275
Northeast Utilities	1,390	27,730
NSTAR	1,146	33,142
OGE Energy Corp.	959	26,948
Pepco Holdings Inc.	1,904	44,306
PG&E Corp.	3,827	150,210
Pinnacle West Capital Corp. (1)	1,007	44,389
PNM Resources Inc.	670	19,209
PPL Corp.	3,888	125,699
Progress Energy Inc.	2,571	115,052
Public Service Enterprise Group Inc.	2,454	157,939
Puget Energy Inc. (1)	1,056	24,795
SCANA Corp.	1,146	48,407
Sierra Pacific Resources Corp. (2)	1,819	27,012
Southern Co. (The)	7,688	274,923
TECO Energy Inc. (1)	2,157	38,869
TXU Corp.	2,471	278,926
UIL Holdings Corp. (1)	149	7,794
UniSource Energy Corp.	359	11,933
Westar Energy Inc.	908	21,910
Wisconsin Energy Corp.	1,180	47,106
WPS Resources Corp. (1)	389	22,484
Xcel Energy Inc. (1)	4,104	80,479

		4,519,063
ELECTRICAL COMPONENTS & EQUIPMENT—0.41%
Advanced Energy Industries Inc. (2)	314	3,379
American Power Conversion Corp.	1,772	45,895
AMETEK Inc.	742	31,884
Artesyn Technologies Inc. (2)	389	3,618
Belden CDT Inc. (1)	486	9,443
C&D Technologies Inc.	260	2,447
Emerson Electric Co.	4,257	305,653
Energizer Holdings Inc. (2)	712	40,370
Greatbatch Inc. (2)	215	5,900
Hubbell Inc. Class B	654	30,692
Intermagnetics General Corp. (2)	263	7,348
Littelfuse Inc. (2)	235	6,611
Magnetek Inc. (2)	338	1,142
Molex Inc.	1,549	41,327
Vicor Corp.	286	4,333

		540,042
ELECTRONICS—0.78%
Agilent Technologies Inc. (2)	5,074	166,173
Amphenol Corp. Class A	924	37,274
Analogic Corp.	140	7,057
Applera Corp. - Applied Biosystems Group	2,064	47,967
Arrow Electronics Inc. (1) (2)	1,250	39,200
Avnet Inc. (2)	1,458	35,648
Bel Fuse Inc. Class B	114	4,153
Benchmark Electronics Inc. (1) (2)	434	13,072
Brady Corp. Class A	508	15,718
Checkpoint Systems Inc. (2)	406	9,630
Coherent Inc. (2)	314	9,194
CTS Corp.	362	4,380
Cubic Corp. (1)	235	4,023
Cymer Inc. (2)	386	12,090
Daktronics Inc. (1)	190	4,556
Dionex Corp. (2)	220	11,935

Electro Scientific Industries Inc. (2)	289	6,462
FEI Co. (1) (2)	314	6,044
Fisher Scientific International Inc. (2)	1,242	77,066
FLIR Systems Inc. (1) (2)	738	21,830
Gentex Corp.	1,680	29,232
Itron Inc. (2)	234	10,684
Jabil Circuit Inc. (2)	1,817	56,182
Keithley Instruments Inc.	172	2,511
KEMET Corp. (2)	893	7,483
Meade Instruments Corp. (2)	234	622
Methode Electronics Inc.	361	4,159
Park Electrochemical Corp.	198	5,277
Paxar Corp. (2)	411	6,925
PerkinElmer Inc.	1,387	28,253
Photon Dynamics Inc. (2)	170	3,255
Planar Systems Inc. (1) (2)	172	1,414
Plexus Corp. (2)	437	7,468
Rogers Corp. (1) (2)	173	6,695
Sanmina-SCI Corp. (2)	5,546	23,792
SBS Technologies Inc. (2)	172	1,656
Solectron Corp. (2)	9,753	38,134
Sonic Solutions Inc. (2)	238	5,117
Symbol Technologies Inc.	2,593	25,100
Technitrol Inc.	413	6,327
Tektronix Inc.	925	23,338
Thermo Electron Corp. (2)	1,633	50,460
Thomas & Betts Corp. (2)	582	20,027
Trimble Navigation Ltd. (2)	548	18,462
Varian Inc. (2)	362	12,424
Vishay Intertechnology Inc. (2)	1,811	21,641
Waters Corp. (2)	1,198	49,837
Watts Water Technologies Inc. Class A	303	8,742
Woodward Governor Co.	115	9,781
X-Rite Inc.	210	2,604

		1,021,074
ENERGY - ALTERNATE SOURCES—0.01%
Headwaters Inc. (1) (2)	451	16,867

		16,867
ENGINEERING & CONSTRUCTION—0.13%
Dycom Industries Inc. (1) (2)	509	10,292
EMCOR Group Inc. (1) (2)	161	9,547
Fluor Corp.	905	58,264
Granite Construction Inc.	376	14,378
Insituform Technologies Inc. Class A (1) (2)	282	4,876
Jacobs Engineering Group Inc. (1) (2)	606	40,844
Shaw Group Inc. (The) (1) (2)	763	18,816
URS Corp. (2)	458	18,499

		175,516
ENTERTAINMENT—0.15%
Argosy Gaming Co. (2)	311	14,614
GTECH Holdings Corp.	1,227	39,338
International Game Technology Inc.	3,483	94,041
International Speedway Corp. Class A	388	20,358
Macrovision Corp. (2)	524	10,008
Pinnacle Entertainment Inc. (2)	390	7,149
Shuffle Master Inc. (1) (2)	377	9,964

		195,472

ENVIRONMENTAL CONTROL—0.22%
Aleris International Inc. (2)	289	7,933
Allied Waste Industries Inc. (1) (2)	2,415	20,407
Republic Services Inc.	1,313	46,336
Stericycle Inc. (1) (2)	480	27,432
Tetra Tech Inc. (2)	582	9,789
Waste Connections Inc. (2)	522	18,312
Waste Management Inc.	5,770	165,080

		295,289
FOOD—1.60%
Albertson’s Inc. (1)	3,764	96,547
American Italian Pasta Co. Class A (1)	198	2,111
Campbell Soup Co.	1,955	58,161
ConAgra Foods Inc.	5,303	131,249
Corn Products International Inc.	770	15,531
Dean Foods Co. (2)	1,514	58,834
Flowers Foods Inc.	589	16,068
General Mills Inc.	3,759	181,184
Great Atlantic & Pacific Tea Co. (1) (2)	223	6,324
Hain Celestial Group Inc. (2)	379	7,353
Heinz (H.J.) Co. (1)	3,504	128,036
Hershey Co. (The)	1,920	108,115
Hormel Foods Corp.	795	26,227
J&J Snack Foods Corp.	86	4,971
Kellogg Co.	2,677	123,490
Kroger Co. (2)	7,428	152,943
Lance Inc.	308	5,378
McCormick & Co. Inc. NVS (1)	1,341	43,757
Nash Finch Co.	125	5,274
Performance Food Group Co. (1) (2)	411	12,971
Ralcorp Holdings Inc.	310	12,995
Ruddick Corp.	414	9,543
Safeway Inc.	4,592	117,555
Sanderson Farms Inc. (1)	184	6,837
Sara Lee Corp. (1)	8,050	152,547
Smithfield Foods Inc. (2)	979	29,057
Smucker (J.M.) Co. (The)	625	30,337
SUPERVALU Inc.	1,374	42,759
Sysco Corp.	6,509	204,187
Tootsie Roll Industries Inc.	302	9,588
TreeHouse Foods Inc. (2)	314	8,440
Tyson Foods Inc. Class A	2,548	45,991
United Natural Foods Inc. (1) (2)	413	14,604
Whole Foods Market Inc.	687	92,367
Wrigley (William Jr.) Co.	1,877	134,919

		2,096,250
FOREST PRODUCTS & PAPER—0.56%
Bowater Inc. (1)	599	16,934
Buckeye Technologies Inc. (2)	382	3,102
Caraustar Industries Inc. (2)	288	3,162
Deltic Timber Corp.	124	5,710
Georgia-Pacific Corp.	2,656	90,463
Glatfelter Co.	456	6,425
International Paper Co. (1)	5,034	150,013
Longview Fibre Co.	532	10,369
Louisiana-Pacific Corp.	1,182	32,730
MeadWestvaco Corp.	1,934	53,417
Neenah Paper Inc.	162	4,747
Plum Creek Timber Co. Inc.	1,872	70,968
Pope & Talbot Inc.	172	1,756
Potlatch Corp.	312	16,261
Rayonier Inc. (1)	530	30,539
Rock-Tenn Co. Class A	362	5,466

Schweitzer-Mauduit International Inc.	149	3,326
Temple-Inland Inc. (1)	1,202	49,102
Wausau Paper Corp. (1)	534	6,680
Weyerhaeuser Co.	2,515	172,906

		734,076
GAS—0.44%
AGL Resources Inc.	794	29,465
Atmos Energy Corp.	810	22,882
Cascade Natural Gas Corp.	102	2,221
Energen Corp.	772	33,397
KeySpan Corp.	1,779	65,432
Laclede Group Inc. (The)	234	7,603
New Jersey Resources Corp.	289	13,288
Nicor Inc.	461	19,376
NiSource Inc. (1)	2,769	67,148
Northwest Natural Gas Co.	286	10,645
ONEOK Inc.	1,071	36,435
Peoples Energy Corp. (1)	390	15,358
Piedmont Natural Gas Co. (1)	833	20,967
Sempra Energy	2,623	123,438
Southern Union Co. (2)	935	24,095
Southwest Gas Corp.	381	10,436
UGI Corp.	1,100	30,965
Vectren Corp.	820	23,247
WGL Holdings Inc. (1)	509	16,354

		572,752
HAND & MACHINE TOOLS—0.13%
Baldor Electric Co. (1)	339	8,594
Black & Decker Corp.	818	67,150
Kennametal Inc.	406	19,910
Milacron Inc. (2)	406	723
Regal-Beloit Corp.	339	10,997
Snap-On Inc.	620	22,394
Stanley Works (The)	738	34,450

		164,218
HEALTH CARE - PRODUCTS—3.74%
Advanced Medical Optics Inc. (2)	673	25,540
Advanced Neuromodulation Systems Inc. (2)	198	9,397
American Medical Systems Holdings Inc. (2)	716	14,427
ArthroCare Corp. (1) (2)	260	10,457
Bard (C.R.) Inc.	1,071	70,718
Bausch & Lomb Inc.	559	45,100
Baxter International Inc.	6,408	255,487
Beckman Coulter Inc.	650	35,087
Becton, Dickinson & Co.	2,562	134,326
BioLase Technology Inc. (1)	286	2,039
Biomet Inc.	2,548	88,441
Biosite Inc. (2)	172	10,640
Boston Scientific Corp. (2)	6,158	143,912
CONMED Corp. (2)	311	8,671
Cooper Companies Inc.	441	33,785
Cyberonics Inc. (1) (2)	240	7,162
Cytyc Corp. (2)	1,203	32,301
Datascope Corp.	149	4,622
DENTSPLY International Inc.	797	43,054
Diagnostic Products Corp.	266	14,026
DJ Orthopedics Inc. (2)	215	6,222
Edwards Lifesciences Corp. (1) (2)	644	28,600
Gen-Probe Inc. (2)	530	26,208
Guidant Corp.	3,395	233,882

Haemonetics Corp. (2)	264	12,548
Henry Schein Inc. (2)	932	39,722
Hillenbrand Industries Inc.	608	28,606
Hologic Inc. (2)	234	13,513
ICU Medical Inc. (2)	138	3,969
IDEXX Laboratories Inc. (1) (2)	354	23,676
Immucor Inc. (1) (2)	473	12,979
INAMED Corp. (2)	385	29,137
Intuitive Surgical Inc. (2)	353	25,871
Invacare Corp.	333	13,876
Johnson & Johnson	30,737	1,945,037
Kensey Nash Corp. (1) (2)	115	3,526
LCA-Vision Inc.	210	7,795
Medtronic Inc.	12,501	670,304
Mentor Corp.	363	19,969
Merit Medical Systems Inc. (1) (2)	264	4,683
Osteotech Inc. (2)	198	1,135
Patterson Companies Inc. (1) (2)	1,397	55,922
PolyMedica Corp.	273	9,539
Possis Medical Inc. (2)	198	2,170
ResMed Inc. (1) (2)	359	28,594
Respironics Inc. (2)	766	32,310
St. Jude Medical Inc. (2)	3,744	175,219
Steris Corp.	724	17,224
Stryker Corp.	3,029	149,723
SurModics Inc. (2)	185	7,158
Sybron Dental Specialties Inc. (2)	409	17,006
TECHNE Corp. (2)	412	23,476
Varian Medical Systems Inc. (1) (2)	1,330	52,548
Viasys Healthcare Inc. (2)	314	7,847
Vital Sign Inc.	88	4,056
Zimmer Holdings Inc. (2)	2,541	175,049

		4,898,291
HEALTH CARE - SERVICES—2.05%
Aetna Inc.	2,983	256,956
Amedisys Inc. (1) (2)	161	6,279
American Healthways Inc. (1) (2)	340	14,416
AMERIGROUP Corp. (2)	526	10,057
AmSurg Corp. (1) (2)	308	8,427
Apria Healthcare Group Inc. (2)	524	16,721
Centene Corp. (2)	432	10,813
Community Health Systems Inc. (2)	897	34,813
Covance Inc. (2)	661	31,721
Coventry Health Care Inc. (2)	1,096	94,278
Gentiva Health Services Inc. (2)	239	4,331
HCA Inc.	4,649	222,780
Health Management Associates Inc. Class A (1)	2,506	58,816
Health Net Inc. (2)	1,146	54,229
Humana Inc. (2)	1,655	79,241
LabOne Inc. (2)	173	7,525
Laboratory Corp. of America Holdings (2)	1,373	66,879
LifePoint Hospitals Inc. (2)	569	24,882
Lincare Holdings Inc. (2)	985	40,434
Manor Care Inc. (1)	850	32,648
Odyssey Healthcare Inc. (1) (2)	380	6,449
PacifiCare Health Systems Inc. (2)	893	71,244
Pediatrix Medical Group Inc. (2)	240	18,437
Quest Diagnostics Inc.	1,746	88,243
RehabCare Group Inc. (2)	165	3,386
Renal Care Group Inc. (2)	723	34,212
Sierra Health Services Inc. (1) (2)	283	19,490
Sunrise Senior Living Inc. (1) (2)	205	13,682

Tenet Healthcare Corp. (2)	4,741	53,241
Triad Hospitals Inc. (2)	867	39,249
United Surgical Partners International Inc. (1) (2)	468	18,303
UnitedHealth Group Inc.	13,038	732,736
Universal Health Services Inc. Class B (1)	602	28,673
WellPoint Inc. (2)	6,328	479,789

		2,683,380
HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.	878	37,842

		37,842
HOME BUILDERS—0.55%
Centex Corp.	1,309	84,535
Champion Enterprises Inc. (1) (2)	791	11,691
Coachmen Industries Inc. (1)	172	1,976
Fleetwood Enterprises Inc. (1) (2)	618	7,601
Horton (D.R.) Inc.	2,794	101,199
Hovnanian Enterprises Inc. Class A (1) (2)	393	20,122
KB Home (1)	813	59,512
Lennar Corp. Class A	1,404	83,903
M.D.C. Holdings Inc. (1)	351	27,690
M/I Homes Inc.	126	6,837
Meritage Homes Corp. (1) (2)	252	19,318
Monaco Coach Corp. (1)	307	4,525
NVR Inc. (1) (2)	56	49,557
Pulte Homes Inc.	2,246	96,398
Ryland Group Inc. (1)	502	34,347
Skyline Corp.	78	3,170
Standard-Pacific Corp.	720	29,887
Thor Industries Inc. (1)	396	13,464
Toll Brothers Inc. (1) (2)	1,246	55,659
Winnebago Industries Inc. (1)	357	10,342

		721,733
HOME FURNISHINGS—0.13%
Applica Inc. (2)	286	478
Audiovox Corp. Class A (2)	260	3,635
Bassett Furniture Industries Inc.	114	2,123
Ethan Allen Interiors Inc. (1)	382	11,976
Fedders Corp.	364	779
Furniture Brands International Inc. (1)	569	10,259
Harman International Industries Inc.	670	68,521
La-Z-Boy Inc. (1)	545	7,189
Maytag Corp.	843	15,393
Whirlpool Corp. (1)	676	51,221

		171,574
HOUSEHOLD PRODUCTS & WARES—0.52%
American Greetings Corp. Class A (1)	722	19,783
Avery Dennison Corp.	1,120	58,677
Blyth Inc. (1)	316	7,044
Church & Dwight Co. Inc. (1)	666	24,602
Clorox Co. (The)	1,551	86,143
Fortune Brands Inc.	1,496	121,670
Fossil Inc. (1) (2)	525	9,550
Harland (John H.) Co. (1)	288	12,787
Kimberly-Clark Corp.	4,905	291,995
Russ Berrie & Co. Inc. (1)	179	2,527
Scotts Miracle-Gro Co. (The) Class A	248	21,807
Spectrum Brands Inc. (2)	434	10,221
Standard Register Co. (The)	217	3,244
Tupperware Corp. (1)	597	13,600
WD-40 Co.	170	4,507

		688,157

HOUSEWARES—0.06%
Libbey Inc.	138	2,098
National Presto Industries Inc.	71	3,040
Newell Rubbermaid Inc.	2,795	63,307
Toro Co.	412	15,145

		83,590
INSURANCE—4.84%
ACE Ltd.	2,956	139,139
AFLAC Inc.	5,161	233,793
Allmerica Financial Corp. (2)	569	23,409
Allstate Corp. (The)	6,800	375,972
Ambac Financial Group Inc.	1,090	78,545
American Financial Group Inc.	518	17,576
American International Group Inc.	26,811	1,661,210
AmerUs Group Co. (1)	411	23,579
AON Corp.	3,257	104,485
Berkley (W.R.) Corp.	1,159	45,757
Brown & Brown Inc. (1)	592	29,416
Chubb Corp.	2,038	182,503
CIGNA Corp.	1,317	155,222
Cincinnati Financial Corp.	1,779	74,522
Delphi Financial Group Inc. Class A (1)	320	14,976
Everest Re Group Ltd.	571	55,901
Fidelity National Financial Inc.	1,761	78,400
First American Corp.	958	43,752
Gallagher (Arthur J.) & Co. (1)	1,002	28,868
Hartford Financial Services Group Inc.	3,081	237,761
HCC Insurance Holdings Inc.	1,087	31,012
Hilb, Rogal & Hobbs Co. (1)	382	14,256
Horace Mann Educators Corp.	438	8,664
Infinity Property & Casualty Corp.	221	7,755
Jefferson-Pilot Corp.	1,371	70,154
LandAmerica Financial Group Inc. (1)	188	12,154
Lincoln National Corp.	1,761	91,607
Loews Corp.	1,415	130,760
Marsh & McLennan Companies Inc.	5,494	166,963
MBIA Inc. (1)	1,398	84,747
Mercury General Corp.	360	21,596
MetLife Inc.	7,798	388,574
MGIC Investment Corp.	960	61,632
Ohio Casualty Corp. (1)	648	17,574
Old Republic International Corp.	1,846	49,233
Philadelphia Consolidated Holding Corp. (2)	207	17,574
PMI Group Inc. (The)	917	36,561
Presidential Life Corp.	278	5,004
Principal Financial Group Inc.	2,919	138,273
ProAssurance Corp. (2)	309	14,421
Progressive Corp. (The)	2,027	212,369
Protective Life Corp.	746	30,720
Prudential Financial Inc.	5,318	359,284
Radian Group Inc.	867	46,038
RLI Corp.	249	11,519
SAFECO Corp.	1,275	68,059
SCPIE Holdings Inc. (2)	114	1,630
Selective Insurance Group Inc.	289	14,132
St. Paul Travelers Companies Inc.	6,957	312,161
StanCorp Financial Group Inc.	301	25,344
Stewart Information Services Corp.	198	10,138
Torchmark Corp.	1,074	56,739

UICI	398	14,328
United Fire & Casualty Co.	175	7,894
Unitrin Inc.	500	23,730
UNUMProvident Corp.	3,022	61,951
XL Capital Ltd. Class A	1,435	97,623
Zenith National Insurance Corp.	219	13,729

		6,340,688
INTERNET—1.11%
Avocent Corp. (2)	530	16,769
CheckFree Corp. (1) (2)	906	34,265
Digital Insight Corp. (2)	363	9,460
eBay Inc. (2)	11,513	474,336
F5 Networks Inc. (2)	388	16,866
Internet Security Systems Inc. (1) (2)	460	11,045
j2 Global Communications Inc. (1) (2)	245	9,903
Macromedia Inc. (2)	768	31,235
McAfee Inc. (2)	1,672	52,534
MIVA Inc. (2)	310	1,869
Monster Worldwide Inc. (1) (2)	1,278	39,247
Napster Inc. (1) (2)	338	1,352
PC-Tel Inc. (2)	234	2,200
RSA Security Inc. (1) (2)	750	9,532
Symantec Corp. (2)	12,331	279,420
Verity Inc. (2)	382	4,057
WebEx Communications Inc. (1) (2)	411	10,074
Websense Inc. (1) (2)	260	13,315
Yahoo! Inc. (2)	13,003	440,022

		1,457,501
IRON & STEEL—0.19%
Allegheny Technologies Inc.	859	26,612
Carpenter Technology Corp.	249	14,594
Chaparral Steel (2)	234	5,901
Cleveland-Cliffs Inc.	236	20,558
Material Sciences Corp. (1) (2)	140	2,110
Nucor Corp.	1,601	94,443
Reliance Steel & Aluminum Co.	312	16,514
Ryerson Tull Inc. (1)	286	6,092
Steel Dynamics Inc.	436	14,807
Steel Technologies Inc.	147	3,812
United States Steel Corp. (1)	1,155	48,914

		254,357
LEISURE TIME—0.37%
Arctic Cat Inc.	186	3,820
Bally Total Fitness Holding Corp. (2)	406	1,815
Brunswick Corp.	979	36,938
Callaway Golf Co.	760	11,468
Carnival Corp.	4,488	224,310
Harley-Davidson Inc. (1)	2,862	138,635
K2 Inc. (2)	483	5,506
Multimedia Games Inc. (1) (2)	285	2,767
Nautilus Inc.	338	7,460
Pegasus Solutions Inc. (2)	212	1,904
Polaris Industries Inc. (1)	459	22,743
Sabre Holdings Corp.	1,300	26,364
WMS Industries Inc. (1) (2)	282	7,933

		491,663
LODGING—0.36%
Aztar Corp. (2)	362	11,153
Boyd Gaming Corp.	478	20,611

Harrah’s Entertainment Inc.	1,882	122,688
Hilton Hotels Corp.	3,445	76,892
Marcus Corp.	285	5,711
Marriott International Inc. Class A	1,791	112,833
Starwood Hotels & Resorts Worldwide Inc.	2,231	127,546

		477,434
MACHINERY—0.76%
AGCO Corp. (1) (2)	980	17,836
Albany International Corp. Class A	334	12,315
Applied Industrial Technologies Inc.	295	10,585
Astec Industries Inc. (2)	216	6,132
Briggs & Stratton Corp.	556	19,232
Caterpillar Inc.	6,977	409,899
Cognex Corp.	505	15,185
Cummins Inc. (1)	468	41,179
Deere & Co.	2,475	151,470
Flowserve Corp. (2)	581	21,119
Gardner Denver Inc. (2)	240	10,704
Gerber Scientific Inc. (2)	260	2,038
Graco Inc.	745	25,539
IDEX Corp.	548	23,317
JLG Industries Inc. (1)	493	18,039
Joy Global Inc.	817	41,226
Lindsay Manufacturing Co. (1)	120	2,641
Manitowoc Co. Inc. (The)	312	15,678
Nordson Corp.	370	14,071
Robbins & Myers Inc. (1)	146	3,282
Rockwell Automation Inc.	1,856	98,182
Stewart & Stevenson Services Inc.	290	6,916
Tecumseh Products Co. Class A	195	4,196
Zebra Technologies Corp. Class A (1) (2)	770	30,099

		1,000,880
MANUFACTURING—5.11%
Acuity Brands Inc.	449	13,322
AptarGroup Inc.	385	19,177
Barnes Group Inc.	216	7,746
Brink’s Co. (The)	599	24,595
Carlisle Companies Inc. (1)	336	21,360
Ceradyne Inc. (1) (2)	261	9,573
CLARCOR Inc.	530	15,222
Cooper Industries Ltd.	941	65,061
Crane Co.	559	16,625
Danaher Corp.	2,481	133,552
Donaldson Co. Inc.	742	22,653
Dover Corp.	2,065	84,231
Eastman Kodak Co. (1)	2,923	71,117
Eaton Corp.	1,531	97,295
EnPro Industries Inc. (2)	213	7,176
Federal Signal Corp. (1)	500	8,545
General Electric Co.	109,568	3,689,155
Griffon Corp. (2)	308	7,577
Harsco Corp.	449	29,441
Honeywell International Inc.	8,811	330,412
Illinois Tool Works Inc.	2,174	178,985
Ingersoll-Rand Co. Class A	3,466	132,505
ITT Industries Inc.	948	107,693
Lancaster Colony Corp.	285	12,255
Leggett & Platt Inc.	1,914	38,663
Lydall Inc. (2)	148	1,322
Myers Industries Inc.	382	4,446
Pall Corp.	1,321	36,327

Parker Hannifin Corp.	1,220	78,458
Pentair Inc.	1,023	37,339
Roper Industries Inc. (1)	912	35,832
Smith (A.O.) Corp.	255	7,267
SPX Corp. (1)	784	36,025
Standex International Corp.	123	3,239
Sturm Ruger & Co. Inc.	312	2,870
Teleflex Inc.	406	28,623
Textron Inc.	1,366	97,970
3M Co.	7,894	579,104
Tredegar Corp.	366	4,762
Trinity Industries Inc.	465	18,828
Tyco International Ltd.	20,885	581,647

		6,697,995
MEDIA—3.05%
Belo (A.H.) Corp. (1)	1,035	23,660
Clear Channel Communications Inc.	5,575	183,362
Comcast Corp. Class A (2)	22,665	665,898
Dow Jones & Co. Inc.	640	24,442
Emmis Communications Corp. (1) (2)	337	7,444
Entercom Communications Corp. (2)	411	12,983
4Kids Entertainment Inc. (1) (2)	126	2,191
Gannett Co. Inc.	2,522	173,589
Knight Ridder Inc. (1)	723	42,426
Lee Enterprises Inc. (1)	485	20,603
McGraw-Hill Companies Inc. (The)	3,840	184,474
Media General Inc. Class A	257	14,909
Meredith Corp.	434	21,652
Nelson (Thomas) Inc.	147	2,758
New York Times Co. Class A (1)	1,466	43,614
News Corp. Class A	25,409	396,126
Readers Digest Association Inc. (The)	1,051	16,784
Scholastic Corp. (1) (2)	399	14,747
Time Warner Inc.	48,470	877,792
Tribune Co. (1)	2,776	94,079
Univision Communications Inc. Class A (1) (2)	2,431	64,494
Viacom Inc. Class B	16,385	540,869
Walt Disney Co. (The)	20,763	501,011
Washington Post Co. (The) Class B	62	49,755
Westwood One Inc.	764	15,196

		3,994,858
METAL FABRICATE & HARDWARE—0.14%
Castle (A.M.) & Co. (2)	147	2,573
Commercial Metals Co.	620	20,919
Kaydon Corp. (1)	290	8,239
Lawson Products Inc.	82	3,011
Mueller Industries Inc.	383	10,636
Precision Castparts Corp.	1,350	71,685
Quanex Corp.	261	17,283
Timken Co. (The)	897	26,578
Valmont Industries Inc.	214	6,283
Wolverine Tube Inc. (2)	146	1,095
Worthington Industries Inc. (1)	806	16,950

		185,252
MINING—0.52%
Alcoa Inc.	8,976	219,194
AMCOL International Corp.	281	5,359
Brush Engineered Materials Inc. (2)	198	3,144
Century Aluminum Co. (1) (2)	292	6,564
Freeport-McMoRan Copper & Gold Inc.	1,804	87,656

Newmont Mining Corp.	4,587	216,369
Phelps Dodge Corp.	992	128,891
RTI International Metals Inc. (2)	220	8,657

		675,834
OFFICE & BUSINESS EQUIPMENT—0.19%
Global Imaging Systems Inc. (1) (2)	260	8,853
Imagistics International Inc. (2)	170	7,115
Pitney Bowes Inc.	2,339	97,630
Xerox Corp. (2)	9,836	134,261

		247,859
OFFICE FURNISHINGS—0.05%
Herman Miller Inc.	749	22,695
HNI Corp. (1)	551	33,181
Interface Inc. Class A (2)	530	4,378

		60,254
OIL & GAS—8.29%
Amerada Hess Corp.	835	114,813
Anadarko Petroleum Corp.	2,431	232,768
Apache Corp.	3,384	254,544
Atwood Oceanics Inc. (2)	153	12,884
Burlington Resources Inc.	3,924	319,100
Cabot Oil & Gas Corp.	527	26,619
Chevron Corp.	23,264	1,505,879
Cimarex Energy Co. (2)	819	37,125
ConocoPhillips	14,374	1,004,886
Denbury Resources Inc. (2)	576	29,053
Devon Energy Corp.	4,706	323,020
ENSCO International Inc.	1,542	71,842
EOG Resources Inc.	2,466	184,703
Exxon Mobil Corp. (1)	65,170	4,140,902
Forest Oil Corp. (2)	552	28,759
Frontier Oil Corp.	566	25,102
Helmerich & Payne Inc.	532	32,127
Kerr-McGee Corp.	1,180	114,590
Marathon Oil Corp.	3,767	259,659
Murphy Oil Corp.	1,689	84,230
Nabors Industries Ltd. (2)	1,611	115,718
Newfield Exploration Co. (2)	1,309	64,272
Noble Corp.	1,397	95,639
Noble Energy Inc.	1,779	83,435
Occidental Petroleum Corp.	4,120	351,972
Patterson-UTI Energy Inc.	1,739	62,743
Penn Virginia Corp.	194	11,196
Petroleum Development Corp. (2)	171	6,556
Pioneer Natural Resources Co.	1,447	79,469
Plains Exploration & Production Co. (2)	835	35,755
Pogo Producing Co.	621	36,602
Pride International Inc. (2)	1,593	45,416
Remington Oil & Gas Corp. (2)	273	11,330
Rowan Companies Inc.	1,155	40,991
Southwestern Energy Co. (2)	829	60,849
Spinnaker Exploration Co. (2)	305	19,730
St. Mary Land & Exploration Co. (1)	604	22,106
Stone Energy Corp. (2)	284	17,335
Sunoco Inc.	1,397	109,245
Swift Energy Co. (1) (2)	289	13,222
Transocean Inc. (2)	3,380	207,228
Unit Corp. (2)	451	24,931
Valero Energy Corp.	3,149	356,026
Vintage Petroleum Inc.	573	26,163
XTO Energy Inc.	3,706	167,956

		10,868,490

OIL & GAS SERVICES—1.39%
Baker Hughes Inc.	3,502	208,999
BJ Services Co.	3,296	118,623
Cal Dive International Inc. (1) (2)	407	25,808
CARBO Ceramics Inc.	225	14,848
Cooper Cameron Corp. (2)	562	41,549
Dril-Quip Inc. (2)	106	5,088
FMC Technologies Inc. (1) (2)	742	31,246
Grant Prideco Inc. (2)	1,298	52,764
Halliburton Co.	5,237	358,839
Hanover Compressor Co. (1) (2)	858	11,892
Hydril Co. LP (2)	221	15,169
Input/Output Inc. (1) (2)	795	6,344
Lone Star Technologies Inc. (2)	308	17,122
Maverick Tube Corp. (2)	450	13,500
National Oilwell Varco Inc. (2)	1,774	116,729
Oceaneering International Inc. (2)	265	14,154
Schlumberger Ltd.	6,068	512,018
Seacor Holdings Inc. (2)	228	16,548
Smith International Inc.	2,160	71,950
Tetra Technologies Inc. (2)	352	10,989
Tidewater Inc.	650	31,636
Veritas DGC Inc. (2)	340	12,451
Weatherford International Ltd. (2)	1,449	99,488
W-H Energy Services Inc. (2)	286	9,272

		1,817,026
PACKAGING & CONTAINERS—0.14%
Ball Corp.	1,097	40,304
Bemis Co. Inc.	1,153	28,479
Chesapeake Corp.	197	3,623
Packaging Corp. of America (1)	709	13,762
Pactiv Corp. (2)	1,602	28,067
Sealed Air Corp. (1) (2)	832	39,487
Sonoco Products Co. (1)	1,057	28,867

		182,589
PHARMACEUTICALS—5.52%
Abbott Laboratories	16,044	680,266
Allergan Inc.	1,340	122,771
Alpharma Inc. Class A	482	11,987
AmerisourceBergen Corp.	1,086	83,948
Barr Pharmaceuticals Inc. (2)	1,078	59,204
Bradley Pharmaceuticals Inc. (1) (2)	186	2,031
Bristol-Myers Squibb Co.	20,174	485,386
Cardinal Health Inc.	4,394	278,755
Caremark Rx Inc. (2)	4,632	231,276
Cephalon Inc. (2)	622	28,873
Connetics Corp. (1) (2)	381	6,443
Express Scripts Inc. (2)	1,518	94,420
Forest Laboratories Inc. (2)	3,490	136,005
Gilead Sciences Inc. (2)	4,688	228,587
Hospira Inc. (2)	1,624	66,535
IVAX Corp. (2)	2,274	59,943
King Pharmaceuticals Inc. (2)	2,533	38,958
Lilly (Eli) & Co.	11,701	626,238
Medco Health Solutions Inc. (2)	3,125	171,344
Medicis Pharmaceutical Corp. Class A (1)	593	19,308
Merck & Co. Inc.	22,660	616,579
MGI Pharma Inc. (2)	768	17,902

Mylan Laboratories Inc.	2,213	42,622
Nature’s Sunshine Products Inc.	172	3,997
NBTY Inc. (2)	573	13,466
Noven Pharmaceuticals Inc. (2)	260	3,640
Omnicare Inc.	1,071	60,222
Par Pharmaceutical Companies Inc. (1) (2)	359	9,557
Perrigo Co. (1)	950	13,595
Pfizer Inc.	76,159	1,901,690
Priority Healthcare Corp. Class B (2)	411	11,450
Schering-Plough Corp.	15,209	320,149
Sepracor Inc. (2)	1,068	63,001
Theragenics Corp. (2)	338	997
USANA Health Sciences Inc. (2)	104	4,961
Valeant Pharmaceuticals International	1,008	20,241
VCA Antech Inc. (1) (2)	866	22,100
Watson Pharmaceuticals Inc. (2)	1,074	39,319
Wyeth	13,841	640,423

		7,238,189
PIPELINES—0.41%
Dynegy Inc. Class A (1) (2)	3,054	14,384
El Paso Corp.	6,725	93,478
Equitable Resources Inc.	1,225	47,849
Kinder Morgan Inc. (1)	1,001	96,256
National Fuel Gas Co.	833	28,489
Questar Corp.	864	76,136
Western Gas Resources Inc.	621	31,814
Williams Companies Inc.	5,865	146,918

		535,324
REAL ESTATE INVESTMENT TRUSTS—1.05%
Acadia Realty Trust	316	5,685
AMB Property Corp.	892	40,051
Apartment Investment & Management Co. Class A	998	38,702
Archstone-Smith Trust	2,160	86,119
Capital Automotive REIT (1)	447	17,303
Colonial Properties Trust	413	18,370
Commercial Net Lease Realty Inc.	572	11,440
Developers Diversified Realty Corp. (1)	1,100	51,370
EastGroup Properties Inc.	214	9,363
Entertainment Properties Trust	283	12,630
Equity Office Properties Trust	4,210	137,709
Equity Residential	2,938	111,203
Essex Property Trust Inc. (1)	246	22,140
Gables Residential Trust	309	13,488
Glenborough Realty Trust Inc.	338	6,490
Highwoods Properties Inc.	570	16,821
Hospitality Properties Trust (1)	714	30,602
Kilroy Realty Corp. (1)	306	17,145
Lexington Corporate Properties Trust	507	11,940
Liberty Property Trust	918	39,052
Macerich Co. (The) (1)	604	39,224
Mack-Cali Realty Corp.	613	27,548
New Century Financial Corp.	555	20,130
New Plan Excel Realty Trust Inc. (1)	1,106	25,383
Parkway Properties Inc.	122	5,724
ProLogis	2,524	111,838
Public Storage Inc.	873	58,491
Regency Centers Corp.	655	37,630
Shurgard Storage Centers Inc. Class A	497	27,767
Simon Property Group Inc.	1,910	141,569
Sovran Self Storage Inc.	174	8,517
United Dominion Realty Trust Inc.	1,435	34,010
Vornado Realty Trust	1,206	104,464
Weingarten Realty Investors (1)	818	30,961

		1,370,879

RETAIL—6.13%
Abercrombie & Fitch Co. Class A	882	43,968
Advance Auto Parts Inc. (2)	1,103	42,645
Aeropostale Inc. (2)	593	12,601
American Eagle Outfitters Inc.	1,374	32,330
AnnTaylor Stores Corp. (2)	768	20,390
Applebee's International Inc.	857	17,731
AutoNation Inc. (2)	1,928	38,502
AutoZone Inc. (2)	588	48,951
Barnes & Noble Inc.	591	22,281
Bed Bath & Beyond Inc. (2)	3,025	121,545
Best Buy Co. Inc.	4,214	183,435
Big Lots Inc. (1) (2)	1,202	13,210
BJ’s Wholesale Club Inc. (2)	748	20,794
Bob Evans Farms Inc. (1)	363	8,244
Borders Group Inc.	784	17,381
Brinker International Inc. (2)	933	35,043
Brown Shoe Co. Inc.	188	6,204
Burlington Coat Factory Warehouse Corp.	206	7,836
CarMax Inc. (1) (2)	1,042	32,583
Casey’s General Store Inc.	523	12,134
Cash America International Inc.	305	6,329
Cato Corp. Class A	318	6,338
CBRL Group Inc.	509	17,133
CEC Entertainment Inc. (2)	389	12,355
Cheesecake Factory (The) (1) (2)	841	26,273
Chico’s FAS Inc. (2)	1,833	67,454
Children’s Place Retail Stores Inc. (The) (2)	188	6,700
Christopher & Banks Corp. (1)	363	5,035
Circuit City Stores Inc.	1,781	30,562
Claire’s Stores Inc.	1,076	25,964
Copart Inc. (2)	764	18,237
Cost Plus Inc. (2)	233	4,229
Costco Wholesale Corp.	4,927	212,304
CVS Corp.	8,364	242,640
Darden Restaurants Inc.	1,429	43,399
Dillard’s Inc. Class A (1)	671	14,010
Dollar General Corp.	3,257	59,733
Dollar Tree Stores Inc. (1) (2)	1,166	25,244
Dress Barn Inc. (2)	283	6,441
Electronics Boutique Holdings Corp. (2)	140	8,798
Family Dollar Stores Inc.	1,656	32,905
Federated Department Stores Inc.	2,723	182,087
Finish Line Inc. (The)	486	7,091
Foot Locker Inc.	1,568	34,402
Fred’s Inc. (1)	407	5,092
GameStop Corp. Class B (2)	531	15,075
Gap Inc. (The)	6,062	105,661
Genesco Inc. (1) (2)	234	8,714
Goody’s Family Clothing Inc. (1)	364	2,755
Group 1 Automotive Inc. (2)	260	7,176
Guitar Center Inc. (1) (2)	264	14,575
Hancock Fabrics Inc.	234	1,575
Haverty Furniture Companies Inc. (1)	260	3,180
Hibbet Sporting Goods Inc. (2)	359	7,977
Home Depot Inc.	22,100	842,894
Hot Topic Inc. (1) (2)	482	7,404
IHOP Corp. (1)	211	8,596
Insight Enterprises Inc. (1) (2)	508	9,449

Jack in the Box Inc. (2)	386	11,545
Jill (J.) Group Inc. (The) (2)	234	3,702
Jo-Ann Stores Inc. (2)	236	4,083
Kohl’s Corp. (2)	3,541	177,687
Krispy Kreme Doughnuts Inc. (1) (2)	667	4,175
Landry’s Restaurants Inc. (1)	215	6,300
Limited Brands Inc.	3,673	75,039
Linens’n Things Inc. (1) (2)	475	12,683
Lone Star Steakhouse & Saloon Inc. (1)	211	5,486
Longs Drug Stores Corp. (1)	307	13,167
Lowe’s Companies Inc.	8,043	517,969
McDonald’s Corp.	12,917	432,590
Men’s Wearhouse Inc. (The) (2)	580	15,486
Michaels Stores Inc.	1,369	45,259
Movie Gallery Inc. (1)	315	3,273
Neiman-Marcus Group Inc. Class A (1)	494	49,375
99 Cents Only Stores (1) (2)	615	5,689
Nordstrom Inc.	2,324	79,760
O'Charley’s Inc. (2)	214	3,062
Office Depot Inc. (2)	3,232	95,990
OfficeMax Inc.	703	22,264
O’Reilly Automotive Inc. (2)	1,115	31,421
Outback Steakhouse Inc. (1)	665	24,339
P.F. Chang’s China Bistro Inc. (1) (2)	281	12,597
Pacific Sunwear of California Inc. (2)	798	17,109
Panera Bread Co. Class A (2)	314	16,071
Papa John’s International Inc. (2)	152	7,618
Payless ShoeSource Inc. (2)	715	12,441
Penney (J.C.) Co. Inc.	2,615	124,003
Pep Boys-Manny, Moe & Jack Inc.	597	8,262
PETsMART Inc.	1,436	31,276
Pier 1 Imports Inc.	933	10,515
RadioShack Corp.	1,377	34,150
Rare Hospitality International Inc. (1) (2)	359	9,226
Red Robin Gourmet Burgers Inc. (2)	145	6,647
Regis Corp.	473	17,889
Ross Stores Inc.	1,463	34,673
Ruby Tuesday Inc. (1)	691	15,036
Ryan’s Restaurant Group Inc. (2)	432	5,041
Saks Inc. (2)	1,468	27,158
School Specialty Inc. (2)	257	12,536
Sears Holdings Corp. (2)	1,047	130,268
Select Comfort Corp. (2)	406	8,112
ShopKo Stores Inc. (2)	307	7,835
Sonic Automotive Inc.	364	8,088
Sonic Corp. (2)	642	17,559
Stage Stores Inc.	280	7,524
Staples Inc.	7,543	160,817
Starbucks Corp. (2)	3,999	200,350
Steak n Shake Co. (The) (2)	285	5,173
Stein Mart Inc.	332	6,740
Target Corp.	9,124	473,809
TBC Corp. (2)	234	8,071
Tiffany & Co.	1,437	57,149
TJX Companies Inc.	4,822	98,755
Too Inc. (2)	360	9,875
Tractor Supply Co. (1) (2)	369	16,845
Triarc Companies Inc. Class B	636	9,712
Urban Outfitters Inc. (2)	1,184	34,810
Walgreen Co.	10,544	458,137
Wal-Mart Stores Inc.	25,852	1,132,835
Wendy’s International Inc.	1,169	52,780
Williams-Sonoma Inc. (2)	1,173	44,985

World Fuel Services Corp.	222	7,204
Yum! Brands Inc.	2,924	141,551
Zale Corp. (1) (2)	549	14,922

		8,030,092
SAVINGS & LOANS—0.64%
Anchor BanCorp Wisconsin Inc.	237	6,987
Astoria Financial Corp.	971	25,654
BankAtlantic Bancorp Inc. Class A	542	9,209
BankUnited Financial Corp. Class A	312	7,135
Brookline Bancorp Inc. (1)	620	9,808
Commercial Federal Corp.	432	14,748
Dime Community Bancshares (1)	351	5,167
Downey Financial Corp.	219	13,337
FirstFed Financial Corp. (2)	171	9,202
Flagstar Bancorp Inc. (1)	410	6,601
Golden West Financial Corp.	2,663	158,156
Independence Community Bank Corp.	766	26,113
MAF Bancorp Inc.	315	12,915
New York Community Bancorp Inc. (1)	2,401	39,376
Sovereign Bancorp Inc.	3,739	82,408
Sterling Financial Corp. (Washington)	357	8,050
Washington Federal Inc. (1)	912	20,575
Washington Mutual Inc.	9,736	381,846

		837,287
SEMICONDUCTORS—3.30%
Actel Corp. (2)	259	3,745
Advanced Micro Devices Inc. (2)	4,068	102,514
Altera Corp. (2)	3,790	72,427
Analog Devices Inc.	3,819	141,838
Applied Materials Inc.	16,760	284,250
Applied Micro Circuits Corp. (1) (2)	3,220	9,660
Atmel Corp. (2)	4,839	9,968
ATMI Inc. (1) (2)	352	10,912
Axcelis Technologies Inc. (2)	1,033	5,392
Broadcom Corp. Class A (2)	2,931	137,493
Brooks Automation Inc. (2)	460	6,132
Cabot Microelectronics Corp. (1) (2)	261	7,668
Cohu Inc.	215	5,085
Credence Systems Corp. (2)	990	7,900
Cree Inc. (1) (2)	795	19,891
Cypress Semiconductor Corp. (1) (2)	1,319	19,851
DSP Group Inc. (2)	287	7,364
ESS Technology Inc. (2)	458	1,626
Exar Corp. (2)	431	6,043
Fairchild Semiconductor International Inc. Class A (2)	1,266	18,813
Freescale Semiconductor Inc. Class B (2)	4,156	97,998
Helix Technology Corp.	263	3,879
Integrated Device Technology Inc. (2)	2,093	22,479
Intel Corp.	62,948	1,551,668
International Rectifier Corp. (1) (2)	687	30,970
Intersil Corp. Class A	1,628	35,458
KLA-Tencor Corp.	2,020	98,495
Kopin Corp. (2)	674	4,684
Kulicke & Soffa Industries Inc. (2)	510	3,698
Lam Research Corp. (2)	1,448	44,121
Lattice Semiconductor Corp. (2)	1,158	4,956
Linear Technology Corp.	3,141	118,070
LSI Logic Corp. (2)	4,080	40,188
LTX Corp. (2)	624	2,633
Maxim Integrated Products Inc.	3,363	143,432
MEMC Electronic Materials Inc. (2)	1,564	35,644

Micrel Inc. (2)	788	8,849
Microchip Technology Inc.	2,123	63,945
Micron Technology Inc. (2)	6,279	83,511
Microsemi Corp. (2)	623	15,911
National Semiconductor Corp.	3,531	92,865
Novellus Systems Inc.	1,445	36,241
NVIDIA Corp. (1) (2)	1,709	58,585
Pericom Semiconductor Corp. (2)	312	2,758
Photronics Inc. (1) (2)	372	7,217
PMC-Sierra Inc. (2)	1,896	16,704
Power Integrations Inc. (1) (2)	338	7,352
QLogic Corp. (2)	905	30,951
Rudolph Technologies Inc. (2)	164	2,209
Semtech Corp. (1) (2)	774	12,748
Silicon Laboratories Inc. (2)	425	12,916
Skyworks Solutions Inc. (2)	1,637	11,492
Standard Microsystems Corp. (2)	198	5,922
Supertex Inc. (2)	146	4,379
Teradyne Inc. (1) (2)	2,082	34,353
Texas Instruments Inc.	16,820	570,198
TriQuint Semiconductor Inc. (2)	1,413	4,974
Ultratech Inc. (1) (2)	239	3,726
Varian Semiconductor Equipment Associates Inc. (1) (2)	384	16,270
Veeco Instruments Inc. (1) (2)	309	4,956
Xilinx Inc.	3,571	99,452

		4,325,429
SOFTWARE—3.88%
Activision Inc. (2)	2,052	41,963
Acxiom Corp.	874	16,361
Adobe Systems Inc.	5,039	150,414
Advent Software Inc. (2)	211	5,684
Altiris Inc. (2)	287	4,388
ANSYS Inc. (2)	338	13,010
Autodesk Inc.	2,334	108,391
Automatic Data Processing Inc.	5,971	256,992
Avid Technology Inc. (2)	420	17,388
BMC Software Inc. (2)	2,198	46,378
Captaris Inc. (1) (2)	364	1,369
Cerner Corp. (1) (2)	323	28,078
Certegy Inc.	673	26,933
Citrix Systems Inc. (2)	1,715	43,115
Computer Associates International Inc.	4,837	134,517
Compuware Corp. (2)	4,140	39,330
CSG Systems International Inc. (2)	532	11,550
Dendrite International Inc. (2)	433	8,699
Digi International Inc. (2)	234	2,511
Dun & Bradstreet Corp. (2)	676	44,528
eFunds Corp. (2)	509	9,584
Electronic Arts Inc. (2)	3,119	177,440
EPIQ Systems Inc. (2)	173	3,775
Fair Isaac Corp. (1)	647	28,986
FileNET Corp. (2)	411	11,467
First Data Corp.	7,949	317,960
Fiserv Inc. (1) (2)	1,922	88,162
Global Payments Inc.	339	26,347
Hyperion Solutions Corp. (2)	425	20,676
IMS Health Inc.	2,300	57,891
Inter-Tel Inc. (1)	261	5,481
Intuit Inc. (2)	1,847	82,764
JDA Software Group Inc. (2)	289	4,387
Keane Inc. (2)	595	6,801
ManTech International Corp. Class A (2)	231	6,101

MapInfo Corp. (1) (2)	198	2,426
Mercury Interactive Corp. (2)	865	34,254
Microsoft Corp.	95,302	2,452,120
MoneyGram International Inc. (1)	942	20,451
MRO Software Inc. (2)	286	4,816
NDCHealth Corp.	365	6,906
Novell Inc. (2)	4,012	29,889
Oracle Corp. (2)	39,089	484,313
Parametric Technology Corp. (2)	2,832	19,739
Phoenix Technologies Ltd. (2)	286	2,154
Progress Software Corp. (2)	381	12,104
SEI Investments Co.	698	26,231
SERENA Software Inc. (2)	307	6,119
Siebel Systems Inc.	5,405	55,834
SPSS Inc. (2)	198	4,752
SS&C Technologies Inc.	165	6,046
Sybase Inc. (2)	963	22,553
Take-Two Interactive Software Inc. (2)	720	15,905
THQ Inc. (1) (2)	610	13,005
Transaction Systems Architects Inc. Class A (2)	386	10,750
Wind River Systems Inc. (2)	860	11,120
Zix Corp. (1) (2)	338	676

		5,091,584
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc. (1) (2)	148	6,416

		6,416
TELECOMMUNICATIONS—5.43%
Adaptec Inc. (2)	1,154	4,420
ADC Telecommunications Inc. (2)	1,250	28,575
ADTRAN Inc.	739	23,279
Aeroflex Inc. (2)	796	7,451
Alltel Corp.	3,929	255,817
Andrew Corp. (2)	1,702	18,977
Anixter International Inc. (2)	367	14,801
Applied Signal Technology Inc.	115	2,194
AT&T Corp.	8,233	163,013
Avaya Inc. (2)	4,514	46,494
BellSouth Corp.	18,900	497,070
Black Box Corp.	185	7,763
C-COR Inc. (2)	432	2,916
CenturyTel Inc.	1,323	46,279
CIENA Corp. (2)	6,074	16,035
Cincinnati Bell Inc. (2)	2,549	11,241
Cisco Systems Inc. (2)	66,009	1,183,541
Citizens Communications Co.	3,463	46,924
Commonwealth Telephone Enterprises Inc. (1)	234	8,822
CommScope Inc. (2)	597	10,352
Comtech Telecommunications Corp. (2)	196	8,128
Comverse Technology Inc. (2)	2,037	53,512
Corning Inc. (2)	15,160	293,043
Ditech Communications Corp. (2)	295	1,988
General Communication Inc. Class A (2)	597	5,910
Harmonic Inc. (2)	742	4,318
Harris Corp. (1)	1,348	56,346
Intrado Inc. (1) (2)	198	3,570
JDS Uniphase Corp. (2)	16,360	36,319
Lucent Technologies Inc. (1) (2)	45,577	148,125
Motorola Inc.	25,478	562,809
NETGEAR Inc. (2)	288	6,929
Network Equipment Technologies Inc. (2)	286	1,318
Newport Corp. (2)	458	6,380

Plantronics Inc.	509	15,682
Polycom Inc. (2)	1,057	17,092
Powerwave Technologies Inc. (2)	1,109	14,406
QUALCOMM Inc.	16,829	753,098
Qwest Communications International Inc. (2)	16,117	66,080
RF Micro Devices Inc. (2)	1,970	11,131
SBC Communications Inc.	34,111	817,641
Scientific-Atlanta Inc.	1,554	58,291
Sprint Nextel Corp.	30,278	720,011
Symmetricom Inc. (2)	510	3,947
Telephone & Data Systems Inc. (1)	1,092	42,588
Tellabs Inc. (2)	4,685	49,286
3Com Corp. (2)	4,011	16,365
Tollgrade Communications Inc. (2)	121	1,024
UTStarcom Inc. (1) (2)	959	7,835
Verizon Communications Inc.	28,553	933,398
Viasat Inc. (2)	282	7,233

		7,119,767
TEXTILES—0.09%
Angelica Corp.	89	1,589
Cintas Corp.	1,460	59,933
G&K Services Inc. Class A	220	8,666
Mohawk Industries Inc. (1) (2)	562	45,101

		115,289
TOYS, GAMES & HOBBIES—0.09%
Action Performance Companies Inc. (1)	171	2,138
Department 56 Inc. (2)	146	1,825
Hasbro Inc.	1,797	35,311
Jakks Pacific Inc. (1) (2)	265	4,301
Mattel Inc. (1)	4,153	69,272

		112,847
TRANSPORTATION—1.66%
Alexander & Baldwin Inc. (1)	455	24,224
Arkansas Best Corp.	263	9,171
Burlington Northern Santa Fe Corp.	3,840	229,632
CH Robinson Worldwide Inc.	866	55,528
CNF Inc.	556	29,190
CSX Corp.	2,217	103,046
EGL Inc. (2)	413	11,213
Expeditors International Washington Inc. (1)	1,081	61,379
FedEx Corp.	3,116	271,497
Forward Air Corp.	338	12,452
Heartland Express Inc.	528	10,740
Hunt (J.B.) Transport Services Inc.	1,342	25,511
Kansas City Southern Industries Inc. (2)	882	20,559
Kirby Corp. (2)	261	12,901
Knight Transportation Inc. (1)	430	10,475
Landstar System Inc.	632	25,299
Norfolk Southern Corp.	4,151	168,365
Offshore Logistics Inc. (2)	260	9,620
Old Dominion Freight Line Inc. (2)	223	7,468
Overseas Shipholding Group Inc.	325	18,957
Ryder System Inc.	694	23,749
Swift Transportation Co. Inc. (1) (2)	578	10,231
Union Pacific Corp.	2,710	194,307
United Parcel Service Inc. Class B	11,431	790,225
Werner Enterprises Inc.	580	10,028
Yellow Roadway Corp. (2)	607	25,142

		2,170,909

TRUCKING & LEASING—0.02%
GATX Corp.	523	20,685

		20,685
WATER—0.03%
American States Water Co.	172	5,755
Aqua America Inc.	1,007	38,286

		44,041

TOTAL COMMON STOCKS (Cost: $125,631,895)		130,969,406

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.58%
CERTIFICATES OF DEPOSIT (3)—0.33%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$16,694	16,694
Bank of Nova Scotia
3.63%, 01/03/06	13,355	13,354
Credit Suisse First Boston
3.67%, 05/09/06	33,388	33,388
Danske Bank
3.70%, 10/17/05	33,388	33,388
Dexia Credit Local
3.78%, 08/30/06	16,694	16,691
Fortis Bank NY
3.83% - 3.84%, 01/25/06	50,082	50,082
HBOS Treasury Services PLC
3.39%, 12/14/05	20,033	20,033
HSBC Bank USA N.A.
3.72%, 08/03/06	16,694	16,699
Nordea Bank PLC
3.63%, 10/02/06	20,033	20,028
Royal Bank of Scotland
3.78%, 06/27/06	16,694	16,692
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	51,751	51,743
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	91,817	91,819
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	26,710	26,710
Wells Fargo Bank N.A.
3.73%, 10/06/05	18,363	18,363

		425,684
COMMERCIAL PAPER (3)—2.24%
Alpine Securitization Corp.
3.72%, 10/19/05	66,776	66,660
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	328,750	327,960
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	111,582	111,322
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	116,858	116,807
Barton Capital Corp.
3.74%, 10/14/05	50,082	50,025
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	66,776	66,776

Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	39,824	39,683
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	117,212	117,069
Cantabric Finance LLC
3.73%, 10/31/05	12,837	12,799
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	18,994	18,968
Chesham Finance LLC
3.68%, 10/11/05	33,388	33,361
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	25,163	25,118
CRC Funding LLC
3.78%, 10/24/05	18,363	18,323
Dorada Finance Inc.
3.76%, 01/26/06	3,339	3,299
Fairway Finance LLC
3.75%, 10/20/05	13,355	13,355
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	29,947	29,927
Ford Credit Auto Receivables
3.77%, 10/17/05	29,047	29,005
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	160,018	159,648
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	164,878	164,694
General Electric Capital Corp.
3.72%, 10/14/05	166,940	166,750
Georgetown Funding Co. LLC
3.82%, 11/02/05	65,250	65,042
Giro Funding Corp.
3.66%, 10/06/05	16,694	16,689
Grampian Funding LLC
3.84%, 01/31/06	33,388	32,961
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	16,694	16,694
HSBC PLC
3.88%, 02/03/06	10,016	9,884
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	49,925	49,878
Landale Funding LLC
3.74%, 10/17/05	66,776	66,679
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	35,054	35,054
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	35,152	35,117
Lockhart Funding LLC
3.71%, 10/13/05	13,907	13,893
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	63,437	63,340
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	59,584	59,516
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	93,486	93,261
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	63,661	63,510
Prudential Funding LLC
3.71%, 10/13/05	33,388	33,354
Ranger Funding Co. LLC
3.67%, 10/04/05	18,411	18,409
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	33,388	32,891

Sedna Finance Inc.
3.92%, 02/21/06	8,347	8,219
Societe Generale
3.77%, 10/07/05	43,287	43,269
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	136,666	136,519
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	82,825	82,719
Three Pillars Funding Corp.
3.65%, 10/03/05	20,033	20,033
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	48,572	48,445
Tulip Funding Corp.
3.79%, 12/01/05	15,025	14,931
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	250,409	250,348
Windmill Funding Corp.
3.78%, 10/25/05	21,702	21,652
Yorktown Capital LLC
3.75%, 10/20/05	28,380	28,329

		2,932,185
LOAN PARTICIPATIONS (3)—0.01%
Army & Air Force Exchange Service
3.67%, 10/03/05	16,694	16,694

		16,694
MEDIUM-TERM NOTES (3)—0.05%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	10,350	10,349
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	53,421	53,415

		63,764
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5) (6)	69,170	69,170

		69,170
REPURCHASE AGREEMENTS (3)—1.41%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $1,052,057 and effective yields of 3.75% - 3.88%. (7)	$1,051,719	1,051,719
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $793,221 and an effective yield of 3.90%. (7)	792,963	792,963

		1,844,682
TIME DEPOSITS (3)—0.14%
Chase Bank USA N.A.
3.88%, 10/03/05	36,369	36,369
Lloyds TSB Bank PLC
3.90%, 10/03/05	33,388	33,388
Rabobank Nederland NV
3.89%, 10/03/05	116,858	116,858

		186,615

VARIABLE & FLOATING RATE NOTES (3)—2.35%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	62,102	62,102
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	115,188	115,189
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	55,090	55,090
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	75,123	75,126
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	101,833	101,907
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	21,702	21,702
Bank of America N.A.
3.81%, 08/10/06	166,940	166,940
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	114,854	114,852
BMW US Capital LLC
3.74%, 09/15/06 (4)	33,388	33,388
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	63,437	63,434
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	89,813	89,811
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	8,347	8,347
Credit Suisse First Boston
3.77%, 07/19/06	83,470	83,470
DEPFA Bank PLC
3.88%, 09/15/06	33,388	33,388
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	53,087	53,089
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	33,388	33,388
Fairway Finance LLC
3.78%, 01/20/06	16,694	16,694
Fifth Third Bancorp
3.79%, 09/22/06 (4)	66,776	66,776
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	23,372	23,372
General Electric Capital Corp.
3.80%, 10/06/06	15,025	15,038
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	8,347	8,347
Hartford Life Global Funding Trust
3.76%, 08/15/06	33,388	33,388
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	100,164	100,164
HSBC Bank USA N.A.
3.95%, 05/04/06	11,686	11,691
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	96,825	96,826
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	130,213	130,225
Lothian Mortgages PLC
3.82%, 01/24/06	33,388	33,388
Marshall & Ilsley Bank
3.90%, 02/20/06	33,388	33,403
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	66,776	66,803
Natexis Banques Populaires
3.80%, 10/16/06 (4)	25,041	25,041

National City Bank (Ohio)
3.62%, 01/06/06	16,694	16,693
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	123,535	123,546
Nordea Bank AB
3.71%, 08/11/06 (4)	58,429	58,429
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	106,841	106,843
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	90,815	90,816
Principal Life Income Funding Trusts
3.74%, 05/10/06	25,041	25,042
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	111,432	111,410
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	28,380	28,378
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	148,910	148,910
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	33,388	33,388
Strips III LLC
3.88%, 07/24/06 (4) (8)	9,599	9,599
SunTrust Bank
3.63%, 04/28/06	50,082	50,082
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	74,455	74,447
Toyota Motor Credit Corp.
3.87%, 04/10/06	15,025	15,024
Unicredito Italiano SpA
3.80%, 06/14/06	43,404	43,394
Union Hamilton Special Funding LLC
4.00%, 03/28/06	33,388	33,388
US Bank N.A.
3.77%, 09/29/06	15,025	15,021
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	77,109	77,110
Wells Fargo & Co.
3.76%, 09/15/06 (4)	16,694	16,695
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	75,123	75,119
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	85,473	85,470
Winston Funding Ltd.
3.71%, 10/23/05 (4)	23,839	23,839
World Savings Bank
3.69%, 03/09/06	50,082	50,081

		3,085,103

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,623,897)		8,623,897

TOTAL INVESTMENTS IN SECURITIES — 106.48% (Cost: $134,255,792)		139,593,303
Other Assets, Less Liabilities — (6.48)%		(8,498,484)

NET ASSETS — 100.00%		$131,094,819

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 5.

(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.89%
ADVERTISING—0.26%
ADVO Inc.(1)	4,213	$131,825
Catalina Marketing Corp.(1)	7,059	160,522
Donnelley (R.H.) Corp.(2)	3,726	235,707
Getty Images Inc.(1)(2)	6,855	589,804
Greenfield Online Inc.(2)	1,831	9,961
Harte-Hanks Inc.	8,249	218,021
Interpublic Group of Companies Inc.(1)(2)	59,432	691,788
Lamar Advertising Co.(2)	11,969	542,914
Marchex Inc. Class B(1)(2)	2,197	36,382
Omnicom Group Inc.	25,790	2,156,818
ValueVision Media Inc. Class A(2)	3,533	40,100
Ventiv Health Inc.(1)(2)	3,567	93,491

		4,907,333
AEROSPACE & DEFENSE—1.71%
AAR Corp.(1)(2)	4,763	81,828
Alliant Techsystems Inc.(2)	5,264	392,958
ARGON ST Inc.(2)	978	28,695
Armor Holdings Inc.(2)	4,868	209,373
BE Aerospace Inc.(2)	8,237	136,487
Boeing Co. (The)	116,152	7,892,528
Curtiss-Wright Corp.	3,073	189,635
DRS Technologies Inc.	3,852	190,135
EDO Corp.(1)	2,124	63,784
Engineered Support Systems Inc.(1)	5,851	240,125
Esterline Technologies Corp.(2)	3,600	136,404
GenCorp Inc.(1)(2)	7,453	138,998
General Dynamics Corp.(1)	28,173	3,368,082
Goodrich (B.F.) Co.	16,882	748,548
HEICO Corp.	2,707	62,802
Herley Industries Inc.(2)	1,661	30,944
Innovative Solutions & Support Inc.(2)	1,624	25,221
K&F Industries Holdings Inc.(2)	1,252	20,946
Kaman Corp. Class A	2,753	56,299
L-3 Communications Holdings Inc.(1)	16,648	1,316,357
Lockheed Martin Corp.	52,080	3,178,963
Moog Inc. Class A(1)(2)	4,812	142,050
MTC Technologies Inc.(2)	1,367	43,717
Northrop Grumman Corp.	50,482	2,743,697
Orbital Sciences Corp.(1)(2)	7,374	92,175
Raytheon Co.	63,596	2,417,920
Rockwell Collins Inc.	25,267	1,220,901
Sequa Corp. Class A(1)(2)	952	56,168
Teledyne Technologies Inc.(2)	4,771	164,456
Triumph Group Inc.(2)	2,160	80,287
United Industrial Corp.(1)	1,329	47,512
United Technologies Corp.	143,889	7,459,206

		32,977,201

AGRICULTURE—1.51%
Alico Inc.	533	27,343
Alliance One International Inc.	10,797	38,221
Altria Group Inc.	290,877	21,440,544
Andersons Inc.	898	26,293
Archer-Daniels-Midland Co.	92,164	2,272,764
Delta & Pine Land Co.(1)	5,377	142,007
Loews Corp. - Carolina Group	9,510	376,881
Maui Land & Pineapple Co. Inc.(1)(2)	450	13,513
Monsanto Co.	37,762	2,369,565
Reynolds American Inc.	12,033	998,980
Tejon Ranch Co.(2)	1,084	50,948
Universal Corp.(1)	3,706	143,904
UST Inc.	23,272	974,166
Vector Group Ltd.(1)	3,498	69,986

		28,945,115
AIRLINES—0.15%
AirTran Holdings Inc.(1)(2)	11,929	151,021
Alaska Air Group Inc.(1)(2)	3,859	112,143
AMR Corp.(1)(2)	22,489	251,427
Continental Airlines Inc. Class B(1)(2)	9,681	93,518
Delta Air Lines Inc.(1)(2)	18,131	13,598
ExpressJet Holdings Inc.(1)(2)	5,257	47,155
Frontier Airlines Inc.(2)	4,793	46,876
JetBlue Airways Corp.(1)(2)	13,018	229,117
MAIR Holdings Inc.(2)	1,056	6,156
Mesa Air Group Inc.(1)(2)	4,368	36,036
Pinnacle Airlines Corp.(2)	2,280	14,820
Republic Airways Holdings Inc.(2)	1,442	20,635
SkyWest Inc.(1)	8,057	216,089
Southwest Airlines Co.(1)	110,397	1,639,395
World Air Holdings Inc.(2)	2,480	26,288

		2,904,274
APPAREL—0.44%
Carter’s Inc.(1)(2)	2,597	147,510
Cherokee Inc.	1,074	37,569
Coach Inc.(1)(2)	53,052	1,663,711
Columbia Sportswear Co.(2)	2,266	105,142
Deckers Outdoor Corp.(1)(2)	1,390	33,443
DHB Industries Inc.(2)	3,497	14,652
Guess? Inc.(2)	2,067	44,296
Gymboree Corp.(1)(2)	4,422	60,316
Hartmarx Corp.(1)(2)	3,723	24,386
Jones Apparel Group Inc.	17,011	484,813
Kellwood Co.(1)	3,705	95,774
K-Swiss Inc. Class A(1)	3,707	109,616
Liz Claiborne Inc.(1)	15,577	612,488
Maidenform Brands Inc.(2)	901	12,389
Nike Inc. Class B	26,473	2,162,315
Oxford Industries Inc.(1)	2,002	90,330
Perry Ellis International Inc.(2)	1,192	25,914
Phillips-Van Heusen Corp.	4,578	142,010
Polo Ralph Lauren Corp.(1)	7,765	390,579
Quiksilver Inc.(1)(2)	17,020	245,939
Reebok International Ltd.	6,833	386,543
Russell Corp.(1)	4,578	64,275
Skechers U.S.A. Inc. Class A(2)	3,101	50,763
Steven Madden Ltd.(2)	1,577	36,145
Stride Rite Corp.	4,955	63,523
Timberland Co. Class A(2)	7,146	241,392

VF Corp.	12,223	708,567
Volcom Inc.(2)	345	9,663
Warnaco Group Inc. (The)(2)	6,291	137,836
Weyco Group Inc.	603	11,758
Wolverine World Wide Inc.	8,329	175,325

		8,388,982
AUTO MANUFACTURERS—0.36%
A.S.V. Inc.(1)(2)	2,128	48,199
Ford Motor Co.(1)	248,672	2,451,906
General Motors Corp.	64,978	1,988,977
Navistar International Corp.(2)	8,849	286,973
Oshkosh Truck Corp.(1)	10,148	437,988
PACCAR Inc.	24,455	1,660,250
Wabash National Corp.(1)	4,110	80,803

		6,955,096
AUTO PARTS & EQUIPMENT—0.27%
Accuride Corp.(2)	1,590	21,958
Aftermarket Technology Corp.(2)	2,461	45,258
American Axle & Manufacturing Holdings Inc.	5,861	135,272
ArvinMeritor Inc.(1)	9,929	166,013
Autoliv Inc.	12,889	560,671
Bandag Inc.(1)	1,667	71,448
BorgWarner Inc.	7,945	448,575
Commercial Vehicle Group Inc.(2)	1,941	40,645
Cooper Tire & Rubber Co.	8,506	129,887
Dana Corp.(1)	21,141	198,937
Delphi Corp.	68,110	187,984
Goodyear Tire & Rubber Co. (The)(1)(2)	21,440	334,247
Hayes Lemmerz International Inc.(2)	4,959	22,216
Johnson Controls Inc.	27,163	1,685,464
Keystone Automotive Industries Inc.(2)	1,986	57,217
Lear Corp.	9,478	321,968
Modine Manufacturing Co.(1)	4,906	179,952
Noble International Ltd.	672	16,236
R & B Inc.(2)	794	8,138
Standard Motor Products Inc.	1,853	15,028
Strattec Security Corp.(1)(2)	445	23,073
Superior Industries International Inc.(1)	3,126	67,272
Tenneco Inc.(1)(2)	5,834	102,153
Titan International Inc.	2,225	30,549
TRW Automotive Holdings Corp.(2)	6,052	177,566
Visteon Corp.	18,096	176,979

		5,224,706
BANKS—6.09%
ABC Bancorp	1,486	28,516
Alabama National Bancorp	1,790	114,453
AMCORE Financial Inc.	3,029	94,535
Amegy Bancorporation Inc.	9,936	224,852
AmericanWest Bancorporation(2)	1,680	38,842
Ames National Corp.(1)	957	26,413
AmSouth Bancorp(1)	49,988	1,262,697
Arrow Financial Corp.(1)	1,250	33,911
Associated Bancorp(1)	18,186	554,309
Banc Corp. (The)(1)(2)	1,054	11,383
BancFirst Corp.	546	46,410
Bancorp Inc. (The)(2)	1,347	21,539
BancorpSouth Inc.(1)	10,853	247,991
BancTrust Financial Group Inc.	993	19,145
Bank Mutual Corp.	8,749	93,789
Bank of America Corp.	564,845	23,779,975

Bank of Granite Corp.(1)	2,069	39,394
Bank of Hawaii Corp.	7,390	363,736
Bank of New York Co. Inc. (The)	109,162	3,210,454
Bank of the Ozarks Inc.(1)	1,591	54,619
BankFinancial Corp.(2)	2,134	30,303
Banner Corp.	1,613	42,970
BB&T Corp.	76,803	2,999,157
BOK Financial Corp.	3,222	155,204
Boston Private Financial Holdings Inc.(1)	3,927	104,223
Camden National Corp.(1)	1,048	39,478
Capital City Bank Group Inc.(1)	1,512	57,018
Capital Corp of the West	1,407	42,984
Capital Crossing Bank(1)(2)	710	24,665
Capitol Bancorp Ltd.(1)	1,564	50,674
Cardinal Financial Corp.(2)	3,425	33,051
Cascade Bancorp(1)	2,117	44,224
Cathay General Bancorp	6,435	228,185
Center Financial Corp.	1,517	35,649
Central Coast Bancorp(1)(2)	1,819	38,763
Central Pacific Financial Corp.(1)	4,128	145,223
Chemical Financial Corp.(1)	3,485	113,263
Chittenden Corp.(1)	6,688	177,299
Citizens & Northern Corp.(1)	882	23,549
Citizens Banking Corp.(1)	6,175	175,370
City Bank(1)	1,157	39,604
City Holding Co.(1)	2,289	81,855
City National Corp.	5,911	414,302
Coastal Financial Corp.(1)	2,202	33,074
CoBiz Inc.(1)	1,632	30,372
Colonial BancGroup Inc. (The)	21,878	490,067
Colony Bankcorp Inc.	494	13,368
Columbia Bancorp	682	27,410
Columbia Banking System Inc.(1)	2,156	56,552
Comerica Inc. (1)	23,749	1,398,816
Commerce Bancorp Inc.(1)	22,734	697,706
Commerce Bancshares Inc.(1)	8,368	430,785
Commercial Bankshares Inc.	434	16,314
Community Bancorp(2)	716	23,621
Community Bank System Inc.(1)	3,883	87,756
Community Banks Inc.	2,971	83,515
Community Trust Bancorp Inc.	2,050	65,969
Compass Bancshares Inc.	17,427	798,679
Corus Bankshares Inc.(1)	2,635	144,477
Cullen/Frost Bankers Inc.(1)	7,361	363,192
CVB Financial Corp.(1)	6,392	118,891
East West Bancorp Inc.(1)	7,200	245,088
Enterprise Financial Services Corp.	711	15,087
EuroBancshares Inc.(2)	1,256	18,727
Farmers Capital Bank Corp.(1)	1,034	32,033
Fifth Third Bancorp	66,905	2,457,421
Financial Institutions Inc.(1)	1,150	21,171
First BanCorp (Puerto Rico)(1)	9,910	167,677
First Bancorp Inc. (North Carolina)(1)	1,564	31,343
First Busey Corp. Class A	1,729	33,664
First Charter Corp.	4,291	105,044
First Citizens BancShares Inc. Class A	861	146,930
First Commonwealth Financial Corp.(1)	9,644	128,555
First Community Bancorp(1)	1,794	85,807
First Community Bancshares Inc.(1)	1,507	44,215
First Financial Bancorp(1)	5,225	97,185
First Financial Bankshares Inc.(1)	2,451	85,368
First Financial Corp.(1)	2,104	56,808
First Horizon National Corp.	17,680	642,668

First Indiana Corp.	1,529	52,093
First Merchants Corp.(1)	2,729	70,490
First Midwest Bancorp Inc.	6,678	248,689
First Oak Brook Bancshares Inc. Class A(1)	1,072	32,471
First Regional Bancorp(2)	316	24,898
First Republic Bank(1)	3,055	107,628
1st Source Corp.	1,567	36,276
First South Bancorp Inc.	416	13,857
First State Bancorp	2,280	48,313
FirstMerit Corp.	11,811	316,417
FNB Corp. (Pennsylvania)(1)	7,897	136,460
FNB Corp. (Virginia)	1,022	28,289
Fremont General Corp.(1)	9,136	199,439
Frontier Financial Corp.(1)	3,414	99,006
Fulton Financial Corp.(1)	22,247	372,637
GB&T Bancshares Inc.(1)	1,386	29,425
Glacier Bancorp Inc.(1)	4,230	130,580
Gold Bancorp Inc.	5,597	83,395
Great Southern Bancorp Inc.(1)	1,497	44,790
Greater Bay Bancorp(1)	7,193	177,236
Greene County Bancshares Inc.	607	15,709
Hancock Holding Co.(1)	3,914	133,624
Hanmi Financial Corp.(1)	5,632	101,094
Harleysville National Corp.(1)	4,082	89,600
Heartland Financial USA Inc.	1,537	29,864
Heritage Commerce Corp.	1,702	35,402
Hibernia Corp. Class A	22,127	664,695
Hudson United Bancorp	6,544	277,008
Huntington Bancshares Inc.	32,903	739,330
IBERIABANK Corp.	1,272	67,607
Independent Bank Corp. (Massachusetts)	2,004	60,882
Independent Bank Corp. (Michigan)(1)	3,002	87,177
Integra Bank Corp.(1)	2,337	50,713
Interchange Financial Services Corp.	2,276	39,284
International Bancshares Corp.	6,357	188,803
Investors Financial Services Corp.	9,334	307,089
Irwin Financial Corp.(1)	2,543	51,852
KeyCorp	57,341	1,849,247
Lakeland Bancorp Inc.(1)	2,805	43,001
Lakeland Financial Corp.	949	39,241
M&T Bank Corp.	10,790	1,140,611
Macatawa Bank Corp.(1)	1,346	46,047
Main Street Banks Inc.(1)	2,064	55,315
MainSource Financial Group Inc.	1,185	21,010
Marshall & Ilsley Corp.(1)	32,296	1,405,199
MB Financial Inc.(1)	2,981	116,199
MBT Financial Corp.	2,339	43,108
Mellon Financial Corp.	59,525	1,903,014
Mercantile Bank Corp.(1)	1,024	43,817
Mercantile Bankshares Corp.	11,350	611,538
Mid-State Bancshares	3,408	93,754
Midwest Banc Holdings Inc.(1)	1,906	44,067
Nara Bancorp Inc.(1)	2,791	41,725
National City Corp.	79,777	2,667,743
National Penn Bancshares Inc.(1)	4,738	117,929
NBC Capital Corp.	1,128	28,290
NBT Bancorp Inc.(1)	4,715	111,227
North Fork Bancorp Inc.	67,038	1,709,469
Northern Empire Bancshares(2)	829	20,659
Northern Trust Corp.	27,687	1,399,578
Old National Bancorp(1)	9,976	211,691
Old Second Bancorp Inc.(1)	1,803	53,802
Omega Financial Corp.	1,673	46,894

Oriental Financial Group Inc.	2,478	30,331
Pacific Capital Bancorp(1)	6,363	211,824
Park National Corp.(1)	1,724	186,658
Peapack-Gladstone Financial Corp.(1)	996	27,330
Pennsylvania Commerce Bancorp Inc.(1)(2)	642	22,907
Peoples Bancorp Inc.(1)	1,449	40,036
Pinnacle Financial Partners Inc.(2)	675	16,996
Placer Sierra Bancshares	979	26,893
PNC Financial Services Group	39,873	2,313,431
Popular Inc.(1)	37,796	915,419
Preferred Bank	589	23,672
PremierWest Bancorp(2)	1,943	29,339
PrivateBancorp Inc.(1)	2,475	84,843
Prosperity Bancshares Inc.(1)	2,848	86,152
Provident Bankshares Corp.(1)	4,698	163,396
R&G Financial Corp. Class B	4,131	56,801
Regions Financial Corp.(1)	65,505	2,038,516
Renasant Corp.(1)	1,591	50,355
Republic Bancorp Inc.(1)	9,685	136,946
Republic Bancorp Inc. Class A	1,169	24,455
Royal Bancshares of Pennsylvania Class A(1)	700	15,638
S&T Bancorp Inc.(1)	3,702	139,936
Sandy Spring Bancorp Inc.(1)	2,196	74,005
Santander BanCorp(1)	658	16,207
SCBT Financial Corp.	1,180	37,264
Seacoast Banking Corp. of Florida	1,748	40,956
Security Bank Corp.(1)	1,460	36,339
Sierra Bancorp	398	9,074
Signature Bank(2)	1,509	40,728
Simmons First National Corp. Class A	2,176	62,060
Sky Financial Group Inc.(1)	13,528	380,272
South Financial Group Inc. (The)	9,897	265,635
Southside Bancshares Inc.	1,250	23,763
Southwest Bancorp Inc.	1,662	36,514
State Bancorp Inc.	1,309	23,457
State Financial Services Corp. Class A(1)	875	31,955
State Street Corp.	46,547	2,277,079
Sterling Bancorp	2,622	59,021
Sterling Bancshares Inc.(1)	6,317	92,923
Sterling Financial Corp. (Pennsylvania)(1)	3,670	73,951
Suffolk Bancorp(1)	1,438	45,887
Summit Bancshares Inc.(1)	955	17,543
Summit Financial Group Inc.	434	11,826
Sun Bancorp Inc. (New Jersey)(1)(2)	1,523	32,120
SunTrust Banks Inc.	50,917	3,536,186
Susquehanna Bancshares Inc.	6,700	161,068
SVB Financial Group(1)(2)	5,119	248,988
SY Bancorp Inc.(1)	1,671	39,736
Synovus Financial Corp.	43,742	1,212,528
Taylor Capital Group Inc.	661	24,999
TCF Financial Corp.	19,071	510,149
TD Banknorth Inc.	10,889	328,194
Texas Capital Bancshares Inc.(2)	3,221	68,124
Texas Regional Bancshares Inc. Class A(1)	5,735	165,111
Tompkins Trustco Inc.	928	40,136
TriCo Bancshares	1,754	37,746
TrustCo Bank Corp. NY(1)	10,745	134,635
Trustmark Corp.	6,723	187,236
U.S. Bancorp	257,619	7,233,942
UCBH Holdings Inc.(1)	13,046	239,003
UMB Financial Corp.(1)	2,101	137,994
Umpqua Holdings Corp.(1)	6,098	148,303
Union Bankshares Corp.	1,075	44,913

UnionBanCal Corp.	8,034	560,130
United Bancshares Inc.(1)	5,227	182,684
United Community Banks Inc.(1)	4,475	127,537
United Security Bancshares Inc.	521	14,296
Univest Corp. of Pennsylvania(1)	1,479	40,894
Unizan Financial Corp.	3,225	78,077
USB Holding Co. Inc.(1)	1,611	36,724
Valley National Bancorp(1)	14,931	341,920
Vineyard National Bancorp(1)	832	24,586
Virginia Commerce Bancorp Inc.(2)	1,195	32,361
Virginia Financial Group Inc.(1)	1,001	36,086
W Holding Co. Inc.(1)	15,752	150,589
Wachovia Corp.	221,575	10,544,754
Washington Trust Bancorp Inc.(1)	1,751	47,610
Webster Financial Corp.(1)	7,435	334,278
Wells Fargo & Co.	237,155	13,890,168
WesBanco Inc.(1)	3,035	83,462
West Bancorporation(1)	2,632	48,745
West Coast Bancorp(1)	2,222	55,550
Westamerica Bancorp(1)	4,458	230,256
Western Alliance Bancorp(2)	351	9,863
Western Sierra Bancorp(1)(2)	1,010	34,784
Whitney Holding Corp.(1)	8,613	232,896
Wilmington Trust Corp.	9,358	341,099
Wilshire Bancorp Inc.	2,210	33,813
Wintrust Financial Corp.(1)	3,336	167,667
Yardville National Bancorp(1)	1,084	38,211
Zions Bancorporation	12,627	899,169

		117,163,281
BEVERAGES—1.78%
Anheuser-Busch Companies Inc.	109,142	4,697,472
Boston Beer Co. Inc. Class A(2)	1,380	34,500
Brown-Forman Corp. Class B(1)	8,041	478,761
Coca-Cola Bottling Co. Consolidated	661	32,349
Coca-Cola Co. (The)	292,731	12,643,052
Coca-Cola Enterprises Inc.	42,311	825,064
Constellation Brands Inc.(2)	26,760	695,760
Farmer Brothers Co.(1)	918	18,534
Green Mountain Coffee Roasters Inc.(2)	638	22,190
Hansen Natural Corp.(1)(2)	2,120	99,810
Molson Coors Brewing Co. Class B	6,623	423,938
National Beverage Corp.(2)	1,082	8,396
Peet’s Coffee & Tea Inc.(1)(2)	1,641	50,247
Pepsi Bottling Group Inc.	19,649	560,979
PepsiAmericas Inc.	9,962	226,436
PepsiCo Inc.	235,361	13,347,322

		34,164,810
BIOTECHNOLOGY—1.73%
Aastrom Biosciences Inc.(2)	11,175	26,261
Affymetrix Inc.(2)	8,871	410,106
Alexion Pharmaceuticals Inc.(2)	4,354	120,519
Amgen Inc.(2)	173,927	13,856,764
Applera Corp. - Celera Genomics Group(2)	10,378	125,885
Arena Pharmaceuticals Inc.(2)	4,947	48,975
ARIAD Pharmaceuticals Inc.(2)	8,620	64,047
ArQule Inc.(1)(2)	4,479	35,071
Barrier Therapeutics Inc.(2)	1,530	12,837
Biogen Idec Inc.(2)	48,500	1,914,780
Bio-Rad Laboratories Inc. Class A(1)(2)	2,557	140,609
Cambrex Corp.	3,843	72,863
Celgene Corp.(2)	23,537	1,278,530

Cell Genesys Inc.(1)(2)	6,386	34,995
Charles River Laboratories International Inc.(2)	10,135	442,089
Chiron Corp.(1)(2)	15,211	663,504
Coley Pharmaceutical Group Inc.(2)	535	9,737
CoTherix Inc.(2)	1,784	24,887
CuraGen Corp.(1)(2)	6,020	29,799
Curis Inc.(1)(2)	7,446	34,177
deCODE genetics Inc.(1)(2)	7,004	58,764
Digene Corp.(1)(2)	2,071	59,023
Diversa Corp.(2)	3,786	21,921
Encysive Pharmaceuticals Inc.(1)(2)	7,710	90,824
Enzo Biochem Inc.(1)(2)	3,434	52,746
Enzon Pharmaceuticals Inc. (2)	6,420	42,565
Exelixis Inc.(1)(2)	11,806	90,552
Genentech Inc.(2)	65,195	5,490,071
Genitope Corp.(1)(2)	2,521	17,496
Genzyme Corp.(2)	35,578	2,548,808
Geron Corp.(1)(2)	8,185	84,060
GTx Inc.(2)	978	9,105
Human Genome Sciences Inc.(1)(2)	18,149	246,645
ICOS Corp.(1)(2)	8,969	247,724
Illumina Inc.(1)(2)	4,497	57,607
Immunogen Inc.(2)	5,892	43,247
Incyte Corp.(1)(2)	11,263	52,936
Integra LifeSciences Holdings Corp.(1)(2)	2,900	110,954
InterMune Inc.(1)(2)	3,847	63,668
Invitrogen Corp.(1)(2)	6,911	519,915
Keryx Biopharmaceuticals Inc.(1)(2)	3,921	61,795
Lexicon Genetics Inc.(1)(2)	8,246	32,819
LifeCell Corp.(1)(2)	4,269	92,338
Marshall Edwards Inc.(1)(2)	1,158	6,728
Martek Biosciences Corp.(1)(2)	4,330	152,113
Maxygen Inc.(2)	2,909	24,116
MedImmune Inc.(1)(2)	34,872	1,173,443
Millennium Pharmaceuticals Inc.(1)(2)	43,765	408,327
Millipore Corp.(2)	7,125	448,091
Momenta Pharmaceuticals Inc.(2)	1,073	29,239
Monogram Biosciences Inc.(2)	13,779	32,381
Myogen Inc.(2)	3,041	71,463
Myriad Genetics Inc.(1)(2)	4,475	97,823
Nanogen Inc.(1)(2)	7,187	23,070
Nektar Therapeutics(2)	12,121	205,451
Northfield Laboratories Inc.(1)(2)	3,591	46,324
Orchid Cellmark Inc.(2)	2,552	21,692
Protein Design Labs Inc.(1)(2)	15,231	426,468
Regeneron Pharmaceuticals Inc.(1)(2)	4,822	45,761
Savient Pharmaceuticals Inc.(2)	8,619	32,494
Seattle Genetics Inc.(2)	4,487	23,557
Serologicals Corp.(2)	4,962	111,943
StemCells Inc.(1)(2)	8,553	47,213
Stratagene Corp.(2)	1,137	10,244
SuperGen Inc.(2)	6,478	40,811
Telik Inc.(1)(2)	7,438	121,686
Tercica Inc.(2)	1,245	14,044
Vertex Pharmaceuticals Inc.(2)	13,375	298,931

		33,355,431
BUILDING MATERIALS—0.41%
Aaon Inc.(2)	1,184	21,762
American Standard Companies Inc.	26,456	1,231,527
Apogee Enterprises Inc.	4,103	70,161
Builders FirstSource Inc.(2)	883	19,717
Comfort Systems USA Inc.(2)	4,697	41,381

Drew Industries Inc.(1)(2)	1,912	49,349
Eagle Materials Inc.(1)	2,645	321,024
ElkCorp	2,710	96,937
Florida Rock Industries Inc.(1)	6,429	412,035
Genlyte Group Inc. (The)(2)	3,538	170,107
Interline Brands Inc.(2)	1,687	35,444
Lafarge North America Inc.	4,711	318,511
Lennox International Inc.(1)	6,930	189,951
LSI Industries Inc.	2,701	51,319
Martin Marietta Materials Inc.	6,692	525,054
Masco Corp.	61,004	1,871,603
Mestek Inc.(1)(2)	364	4,499
NCI Building Systems Inc.(1)(2)	3,025	123,390
Simpson Manufacturing Co. Inc.	5,323	208,342
Texas Industries Inc.	3,296	179,302
Trex Co. Inc.(1)(2)	1,460	35,040
Universal Forest Products Inc.	2,276	130,460
USG Corp.(2)	5,184	356,244
Vulcan Materials Co.	14,463	1,073,299
York International Corp.	5,885	329,972

		7,866,430
CHEMICALS—1.46%
Air Products & Chemicals Inc.(1)	32,311	1,781,629
Airgas Inc.	8,600	254,818
Albemarle Corp.(1)	5,100	192,270
American Vanguard Corp.(1)	1,122	20,544
Arch Chemicals Inc.	3,161	73,493
Ashland Inc.	9,176	506,882
Balchem Corp.	791	21,792
Cabot Corp.(1)	9,021	297,783
Celanese Corp. Class A	7,005	120,836
CF Industries Holdings Inc.(2)	4,534	67,149
Chemtura Corp.	32,694	406,059
Cytec Industries Inc.	5,686	246,659
Dow Chemical Co. (The)	135,068	5,628,284
Du Pont (E.I.) de Nemours and Co.	140,019	5,484,544
Eastman Chemical Co.	11,310	531,231
Ecolab Inc.	25,785	823,315
Engelhard Corp.	17,010	474,749
Ferro Corp.(1)	5,922	108,491
FMC Corp.(2)	5,249	300,348
Fuller (H.B.) Co.(1)	3,962	123,139
Georgia Gulf Corp.	4,538	109,275
Grace (W.R.) & Co.(1)(2)	9,591	85,839
Hercules Inc.(1)(2)	15,910	194,420
Huntsman Corp.(2)	8,469	165,569
International Flavors & Fragrances Inc.	13,240	471,874
Kronos Worldwide Inc.	368	11,680
Lubrizol Corp.	9,340	404,702
Lyondell Chemical Co.	28,022	801,990
MacDermid Inc.	4,131	108,480
Minerals Technologies Inc.(1)	2,878	164,650
Mosaic Co. (The)(1)(2)	18,258	292,493
NewMarket Corp.(2)	2,182	37,836
NL Industries Inc.	1,252	23,525
Octel Corp.(1)	1,573	26,222
Olin Corp.(1)	10,077	191,362
OM Group Inc.(2)	4,170	83,942
Pioneer Companies Inc.(2)	1,183	28,463
PolyOne Corp.(2)	12,637	76,580
PPG Industries Inc.	24,152	1,429,557
Praxair Inc.	45,495	2,180,575

Rockwood Holdings Inc.(2)	1,822	34,709
Rohm & Haas Co.	22,779	936,900
RPM International Inc.	16,305	300,012
Schulman (A.) Inc.	4,504	80,847
Sensient Technologies Corp.(1)	6,586	124,805
Sherwin-Williams Co. (The)	16,340	720,104
Sigma-Aldrich Corp.	9,846	630,735
Spartech Corp.(1)	4,581	89,513
Stepan Co.(1)	1,000	25,060
Symyx Technologies Inc.(1)(2)	4,552	118,898
Terra Industries Inc.(2)	13,056	86,822
UAP Holding Corp.	4,507	81,577
Valhi Inc.(1)	1,555	27,959
Valspar Corp. (The)	14,430	322,655
Wellman Inc.	4,712	29,827
Westlake Chemical Corp.	1,761	47,688
Zoltek Companies Inc.(1)(2)	879	11,559

		28,022,719
COAL—0.21%
Alpha Natural Resources Inc.(2)	4,115	123,615
Arch Coal Inc.	8,847	597,172
CONSOL Energy Inc.	12,931	986,247
Foundation Coal Holdings Inc.	3,283	126,231
James River Coal Co.(2)	1,826	92,158
Massey Energy Co.(1)	10,926	557,991
Peabody Energy Corp.	18,346	1,547,485

		4,030,899
COMMERCIAL SERVICES—1.52%
Aaron Rents Inc.	5,467	115,627
ABM Industries Inc.	5,420	112,790
ACE Cash Express Inc.(2)	1,546	30,162
ADESA Inc.	12,582	278,062
Administaff Inc.(1)	2,937	116,716
Advance America Cash Advance Centers Inc.	9,326	123,569
Advisory Board Co. (The)(1)(2)	2,619	136,293
Albany Molecular Research Inc.(1)(2)	2,916	35,517
Alderwoods Group Inc.(2)	5,939	97,281
Alliance Data Systems Corp.(1)(2)	11,674	457,037
AMN Healthcare Services Inc.(2)	2,007	31,048
Apollo Group Inc. Class A(2)	20,190	1,340,414
ARAMARK Corp. Class B	10,133	270,652
Arbitron Inc.(1)	4,356	173,543
Bankrate Inc.(1)(2)	1,293	35,467
Banta Corp.	3,634	184,934
BearingPoint Inc.(2)	25,863	196,300
Block (H & R) Inc.	46,820	1,122,744
Bowne & Co. Inc.(1)	4,914	70,221
Bright Horizons Family Solutions Inc.(2)	3,639	139,738
Career Education Corp.(2)	14,410	512,420
CBIZ Inc.(2)	9,303	47,445
CDI Corp.(1)	1,786	52,758
Cendant Corp.	148,289	3,060,685
Central Parking Corp.	2,656	39,707
Cenveo Inc.(2)	6,977	72,351
Chemed Corp.	3,548	153,770
ChoicePoint Inc.(2)	12,674	547,137
Clark Inc.	2,017	33,946
Coinstar Inc.(1)(2)	3,665	67,839
Consolidated Graphics Inc.(2)	1,577	67,890
Convergys Corp.(2)	20,145	289,484
Corinthian Colleges Inc.(1)(2)	12,942	171,740

Corporate Executive Board Co. (The)(1)	5,928	462,265
Corrections Corp. of America(1)(2)	5,522	219,223
CorVel Corp.(2)	1,068	25,589
CoStar Group Inc.(1)(2)	2,359	110,212
CRA International Inc.(1)(2)	1,442	60,117
Cross Country Healthcare Inc.(1)(2)	4,573	84,875
Deluxe Corp.(1)	7,127	286,220
DeVry Inc.(1)(2)	8,630	164,401
DiamondCluster International Inc. Class A(2)	3,652	27,682
Dollar Thrifty Automotive Group Inc.(2)	3,661	123,266
Donnelley (R.R.) & Sons Co.	30,020	1,112,841
Educate Inc.(2)	2,571	38,565
Education Management Corp.(2)	10,323	332,814
Electro Rent Corp.(2)	2,168	27,273
Equifax Inc.	18,415	643,420
Escala Group Inc.(1)(2)	673	11,205
Euronet Worldwide Inc.(1)(2)	4,407	130,403
Exponent Inc.(2)	1,043	32,740
First Advantage Corp. Class A(2)	556	16,346
Forrester Research Inc.(2)	2,085	43,410
FTI Consulting Inc.(2)	5,996	151,459
Gartner Inc.(1)(2)	8,817	103,071
Geo Group Inc. (The)(1)(2)	1,150	30,475
Gevity HR Inc.(1)	3,712	101,115
Healthcare Services Group Inc.(1)	3,462	66,644
Heartland Payment Systems Inc.(2)	408	9,735
Heidrick & Struggles International Inc.(2)	2,612	84,577
Hewitt Associates Inc. Class A(2)	5,397	147,230
Hooper Holmes Inc.(1)	8,640	33,955
Hudson Highland Group Inc.(2)	3,384	84,498
Huron Consulting Group Inc.(2)	842	22,582
Interactive Data Corp.	5,355	121,291
iPayment Holdings Inc.(2)	1,567	59,295
Iron Mountain Inc.(1)(2)	15,432	566,354
ITT Educational Services Inc.(1)(2)	6,436	317,617
Jackson Hewitt Tax Service Inc.	5,448	130,262
Kelly Services Inc. Class A(1)	2,618	80,268
Kenexa Corp.(2)	713	8,927
Kforce Inc.(1)(2)	3,940	40,582
Korn/Ferry International(2)	4,400	72,116
Labor Ready Inc.(2)	7,541	193,427
Landauer Inc.(1)	1,344	65,856
Laureate Education Inc.(1)(2)	6,983	341,958
Learning Tree International Inc.(1)(2)	1,000	13,200
LECG Corp.(2)	2,070	47,610
Lincoln Educational Services Corp.(2)	792	9,338
Manpower Inc.	12,891	572,231
MAXIMUS Inc.	2,695	96,346
McGrath RentCorp	2,921	82,752
McKesson Corp.	42,104	1,997,835
Midas Inc.(1)(2)	2,170	43,140
Monro Muffler Brake Inc.	1,458	38,302
Moody’s Corp.	35,428	1,809,662
Morningstar Inc.(1)(2)	1,206	38,592
MPS Group Inc.(1)(2)	14,815	174,817
Navigant Consulting Inc.(2)	7,039	134,867
NCO Group Inc.(1)(2)	4,359	90,057
Odyssey Marine Exploration Inc.(2)	3,300	12,177
PAREXEL International Corp.(1)(2)	3,756	75,458
Paychex Inc.	46,693	1,731,376
Pharmaceutical Product Development Inc.(1)(2)	6,932	398,659
PHH Corp.(2)	7,273	199,717
PRA International(2)	1,537	46,586

Pre-Paid Legal Services Inc.	1,330	51,471
PRG-Schultz International Inc.(2)	5,582	16,802
Providence Service Corp. (The)(2)	1,340	40,991
QC Holdings Inc.(1)(2)	691	9,011
Quanta Services Inc. (1)(2)	16,412	209,417
Rent-A-Center Inc.(2)	10,098	194,992
Rent-Way Inc.(1)(2)	3,740	25,694
Resources Connection Inc.(2)	6,556	194,254
Robert Half International Inc.	24,064	856,438
Rollins Inc.(1)	4,004	78,158
Senomyx Inc.(2)	2,913	49,608
Service Corp. International(1)	43,719	362,431
ServiceMaster Co. (The)	41,394	560,475
SFBC International Inc.(1)(2)	2,463	109,333
Sotheby’s Holdings Inc. Class A(2)	5,835	97,561
Source Interlink Companies Inc.(1)(2)	4,351	48,122
SOURCECORP Inc.(2)	2,095	44,917
Spherion Corp.(2)	8,081	61,416
StarTek Inc.	1,539	20,315
Stewart Enterprises Inc. Class A	14,585	96,699
Strayer Education Inc.	2,077	196,318
TeleTech Holdings Inc.(1)(2)	5,379	53,898
TNS Inc.(2)	1,846	44,765
United Rentals Inc.(1)(2)	9,008	177,548
Universal Technical Institute Inc.(1)(2)	3,020	107,542
Valassis Communications Inc.(2)	7,280	283,774
Vertrue Inc.(2)	1,040	37,804
Viad Corp.(1)	3,292	90,036
Volt Information Sciences Inc.(2)	1,030	20,930
Watson Wyatt & Co. Holdings(1)	4,450	119,927
Weight Watchers International Inc.(1)(2)	5,454	281,317
Wright Express Corp.(2)	5,641	121,789

		29,247,923
COMPUTERS—3.74%
Advanced Digital Information Corp.(2)	9,253	86,978
Affiliated Computer Services Inc. Class A(2)	16,896	922,522
Agilysys Inc.	4,269	71,890
Ansoft Corp.(2)	773	22,494
Anteon International Corp.(1)(2)	3,929	168,004
Apple Computer Inc.(2)	115,767	6,206,269
BISYS Group Inc. (The)(2)	17,158	230,432
Brocade Communications Systems Inc.(2)	36,524	149,018
CACI International Inc. Class A(2)	4,121	249,733
Cadence Design Systems Inc.(2)	39,008	630,369
Catapult Communications Corp.(2)	1,142	20,944
Ceridian Corp.(2)	21,378	443,593
CIBER Inc.(1)(2)	7,544	56,052
Cognizant Technology Solutions Corp.(2)	18,998	885,117
Computer Sciences Corp.(1)(2)	26,732	1,264,691
COMSYS IT Partners Inc.(2)	1,198	14,628
Covansys Corp.(2)	4,054	64,702
CyberGuard Corp.(2)	2,161	17,828
Dell Inc.(2)	345,621	11,820,238
Diebold Inc.	10,277	354,145
Dot Hill Systems Corp.(1)(2)	5,345	35,972
DST Systems Inc.(1)(2)	10,378	569,026
Echelon Corp.(2)	3,397	31,286
Electronic Data Systems Corp.	72,767	1,632,891
Electronics For Imaging Inc.(1)(2)	7,426	170,352
EMC Corp.(2)	338,164	4,375,842
FactSet Research Systems Inc.(1)	4,578	161,329
Gateway Inc.(1)(2)	35,278	95,251

Henry (Jack) & Associates Inc.	9,807	190,256
Hewlett-Packard Co.	406,980	11,883,816
Hutchinson Technology Inc.(1)(2)	3,792	99,047
iGATE Corp.(1)(2)	2,011	7,300
Imation Corp.	4,690	201,060
Integral Systems Inc.	1,061	21,899
Intergraph Corp.(1)(2)	3,925	175,487
International Business Machines Corp.	226,606	18,178,333
InterVoice-Brite Inc.(2)	5,245	47,257
Kanbay International Inc.(2)	3,510	65,988
Komag Inc.(1)(2)	4,080	130,397
Kronos Inc.(1)(2)	4,387	195,836
Lexar Media Inc.(2)	10,336	66,150
Lexmark International Inc.(2)	17,414	1,063,125
Magma Design Automation Inc.(2)	4,558	37,011
Manhattan Associates Inc.(2)	4,129	95,793
Maxtor Corp.(2)	35,885	157,894
McDATA Corp. Class A(1)(2)	18,593	97,427
Mentor Graphics Corp.(1)(2)	11,154	95,924
Mercury Computer Systems Inc.(1)(2)	3,144	82,530
MICROS Systems Inc.(2)	5,369	234,894
Mobility Electronics Inc.(1)(2)	3,878	41,339
MTS Systems Corp.	2,854	107,796
National Instruments Corp.	7,454	183,667
NCR Corp.(2)	26,305	839,393
Ness Technologies Inc.(2)	1,942	19,420
NetScout Systems Inc.(2)	2,685	14,580
Network Appliance Inc.(2)	51,484	1,222,230
Palm Inc.(2)	5,918	167,657
PAR Technology Corp.(2)	295	6,785
Perot Systems Corp. Class A(1)(2)	11,546	163,376
Quantum Corp.(1)(2)	25,252	78,029
Rackable Systems Inc.(2)	735	9,673
Radiant Systems Inc.(2)	2,455	25,336
RadiSys Corp.(1)(2)	2,656	51,526
Reynolds & Reynolds Co. (The) Class A	8,829	242,003
Rimage Corp.(2)	1,297	34,591
SanDisk Corp.(2)	25,684	1,239,253
SI International Inc.(2)	1,364	42,243
Silicon Storage Technology Inc.(2)	11,426	61,472
SRA International Inc. Class A(2)	4,023	142,736
Stratasys Inc.(1)(2)	1,236	36,709
Sun Microsystems Inc.(2)	478,145	1,874,328
Sykes Enterprises Inc.(2)	3,309	39,377
Synaptics Inc.(1)(2)	3,148	59,182
Synopsys Inc.(2)	20,882	394,670
Syntel Inc.(1)	709	13,818
TALX Corp.	2,720	89,189
3D Systems Corp.(2)	1,352	30,055
Tyler Technologies Inc.(1)(2)	4,743	39,272
Unisys Corp.(2)	47,899	318,049
Western Digital Corp.(2)	29,382	379,909

		71,846,683
COSMETICS & PERSONAL CARE—1.83%
Alberto-Culver Co.	10,497	469,741
Avon Products Inc.	66,687	1,800,549
Chattem Inc.(1)(2)	2,310	82,005
Colgate-Palmolive Co.	73,715	3,891,415
Elizabeth Arden Inc.(2)	3,334	71,948
Estee Lauder Companies Inc. Class A(1)	19,140	666,646
Gillette Co. (The)	125,928	7,329,010
Inter Parfums Inc.(1)	920	18,115

Parlux Fragrances Inc.(1)(2)	897	26,139
Procter & Gamble Co.	350,367	20,832,822
Revlon Inc. Class A(1)(2)	18,928	60,948

		35,249,338
DISTRIBUTION & WHOLESALE—0.29%
Aviall Inc.(2)	4,740	160,117
Beacon Roofing Supply Inc.(2)	2,347	76,676
Bell Microproducts Inc.(1)(2)	4,143	41,554
BlueLinx Holdings Inc.	1,227	16,491
Brightpoint Inc.(2)	3,451	66,052
Building Materials Holdings Corp.(1)	1,954	182,093
CDW Corp.	8,760	516,139
Central European Distribution Corp.(1)(2)	1,942	82,710
Fastenal Co.(1)	8,672	529,772
Genuine Parts Co.	24,778	1,062,976
Grainger (W.W.) Inc.	10,982	690,987
Handleman Co.(1)	3,329	42,045
Hughes Supply Inc.(1)	9,543	311,102
Huttig Building Products Inc.(2)	1,201	10,869
Ingram Micro Inc. Class A(2)	18,050	334,647
LKQ Corp.(2)	2,204	66,561
MWI Veterinary Supply Inc.(2)	462	9,217
Navarre Corp.(1)(2)	3,305	19,136
NuCo2 Inc.(1)(2)	1,521	39,166
Owens & Minor Inc.(1)	5,556	163,069
ScanSource Inc.(1)(2)	1,821	88,756
SCP Pool Corp.(1)	7,704	269,101
Tech Data Corp.(2)	8,278	303,885
United Stationers Inc.(1)(2)	4,799	229,680
Watsco Inc.	3,144	166,978
WESCO International Inc.(2)	4,525	153,262

		5,633,041
DIVERSIFIED FINANCIAL SERVICES—6.97%
Accredited Home Lenders Holding Co.(2)	2,412	84,806
Advanta Corp. Class B(1)	2,858	80,681
Affiliated Managers Group Inc.(2)	4,722	341,967
American Express Co.	153,758	8,831,860
AmeriCredit Corp.(1)(2)	19,716	470,621
Ameritrade Holding Corp.(2)	33,911	728,408
Archipelago Holdings Inc.(1)(2)	3,928	156,531
Asset Acceptance Capital Corp.(2)	1,266	37,942
Asta Funding Inc.	1,482	44,994
Bear Stearns Companies Inc. (The)	15,991	1,755,012
BKF Capital Group Inc.	970	30,002
BlackRock Inc.	2,735	242,376
Calamos Asset Management Inc. Class A	3,395	83,789
Capital One Financial Corp.	35,451	2,819,064
CapitalSource Inc.(1)(2)	9,346	203,743
CharterMac(1)	5,744	117,752
Chicago Mercantile Exchange Holdings Inc.	4,805	1,620,726
CIT Group Inc.	29,615	1,338,006
Citigroup Inc.	730,639	33,258,687
Cohen & Steers Inc.	1,235	24,700
Collegiate Funding Services LLC(2)	1,503	22,259
CompuCredit Corp.(2)	3,033	134,726
Countrywide Financial Corp.	82,862	2,732,789
Delta Financial Corp.(1)	1,026	7,490
Doral Financial Corp.	12,230	159,846
E*TRADE Financial Corp.(2)	52,372	921,747
Eaton Vance Corp.	18,781	466,144
Edwards (A.G.) Inc.	10,858	475,689

Encore Capital Group Inc.(2)	1,941	34,627
eSpeed Inc.(2)	3,133	23,748
Federal Agricultural Mortgage Corp.(1)	1,194	29,062
Federal Home Loan Mortgage Corp.	96,782	5,464,312
Federal National Mortgage Association	136,058	6,098,120
Federated Investors Inc. Class B	11,923	396,201
Financial Federal Corp.(1)	2,536	100,933
First Marblehead Corp. (The)(1)	3,422	86,919
Franklin Resources Inc.	22,833	1,917,059
Friedman, Billings, Ramsey Group Inc. Class A(1)	19,928	203,066
GAMCO Investors Inc. Class A(1)	1,037	47,546
GFI Group Inc.(2)	780	32,113
Goldman Sachs Group Inc. (The)	57,973	7,048,357
Greenhill & Co. Inc.	1,706	71,123
IndyMac Bancorp Inc.(1)	8,680	343,554
Instinet Group Inc.	18,392	91,408
International Securities Exchange Inc.(2)	1,255	29,367
Investment Technology Group Inc.(2)	5,628	166,589
Janus Capital Group Inc.(1)	32,113	464,033
Jefferies Group Inc.(1)	7,349	320,049
JP Morgan Chase & Co.	494,240	16,769,563
Knight Capital Group Inc. Class A(2)	15,163	126,005
LaBranche & Co. Inc.(1)(2)	7,544	65,557
Legg Mason Inc.(1)	14,955	1,640,414
Lehman Brothers Holdings Inc.	38,869	4,527,461
MarketAxess Holdings Inc.(1)(2)	2,473	33,633
Marlin Business Services Corp.(2)	675	15,552
MBNA Corp.	178,214	4,391,193
Merrill Lynch & Co. Inc.	132,491	8,128,323
Metris Companies Inc.(2)	8,237	120,507
Morgan Stanley	153,999	8,306,706
Nasdaq Stock Market Inc. (The)(2)	6,265	158,818
National Financial Partners Corp.	4,874	220,012
Nelnet Inc. Class A(1)(2)	2,468	93,809
Nuveen Investments Inc. Class A	7,323	288,453
Ocwen Financial Corp.(1)(2)	5,499	38,163
optionsXpress Holdings Inc.	2,814	53,579
Piper Jaffray Companies Inc.(2)	2,786	83,190
Portfolio Recovery Associates Inc.(1)(2)	2,100	90,678
Providian Financial Corp.(2)	41,721	737,627
Raymond James Financial Inc.	8,653	277,934
Refco Inc.(2)	2,959	83,651
Sanders Morris Harris Group Inc.(1)	1,647	26,928
Schwab (Charles) Corp. (The)	147,660	2,130,734
SLM Corp.	58,989	3,164,170
Stifel Financial Corp.(2)	1,188	42,649
Student Loan Corp.	562	133,127
SWS Group Inc.	2,117	34,719
T. Rowe Price Group Inc.(1)	18,266	1,192,770
Thornburg Mortgage Inc.(1)	14,214	356,203
TradeStation Group Inc.(2)	3,263	33,087
United PanAm Financial Corp.(2)	797	19,901
Waddell & Reed Financial Inc. Class A(1)	10,783	208,759
Westcorp Inc.	3,314	195,195
WFS Financial Inc.	985	66,182
World Acceptance Corp.(2)	2,707	68,785

		134,084,580
ELECTRIC—3.29%
AES Corp. (The)(2)	91,683	1,506,352
Allegheny Energy Inc.(1)(2)	22,897	703,396
ALLETE Inc.	3,600	164,916
Alliant Energy Corp.	16,287	474,440

Ameren Corp.	27,562	1,474,291
American Electric Power Co. Inc.	54,009	2,144,157
Aquila Inc.(2)	52,817	209,155
Avista Corp.(1)	7,097	137,682
Black Hills Corp.	4,502	195,252
Calpine Corp.(1)(2)	80,327	208,047
CenterPoint Energy Inc.	43,442	645,983
Central Vermont Public Service Corp.	1,671	29,242
CH Energy Group Inc.(1)	2,277	108,112
Cinergy Corp.	27,843	1,236,508
Cleco Corp.	6,986	164,730
CMS Energy Corp.(2)	31,362	515,905
Consolidated Edison Inc.(1)	34,198	1,660,313
Constellation Energy Group Inc.	24,976	1,538,522
Dominion Resources Inc.	47,853	4,122,057
DPL Inc.	17,888	497,286
DTE Energy Co.(1)	24,513	1,124,166
Duke Energy Corp.	130,475	3,805,956
Duquesne Light Holdings Inc.(1)	10,974	188,863
Edison International	45,823	2,166,511
El Paso Electric Co.(2)	6,606	137,735
Empire District Electric Co. (The)	3,821	87,386
Energy East Corp.	20,731	522,214
Entergy Corp.	29,815	2,215,851
Exelon Corp.(1)	93,938	5,020,047
FirstEnergy Corp.	46,384	2,417,534
FPL Group Inc.	55,246	2,629,710
Great Plains Energy Inc.(1)	10,704	320,157
Hawaiian Electric Industries Inc.(1)	11,343	316,243
IDACORP Inc.(1)	6,046	182,166
ITC Holdings Corp.	1,143	33,124
MDU Resources Group Inc.(1)	16,839	600,310
MGE Energy Inc.(1)	2,891	105,550
Northeast Utilities	18,017	359,439
NorthWestern Corp.	5,022	151,614
NRG Energy Inc.(2)	12,499	532,457
NSTAR	14,956	432,528
OGE Energy Corp.(1)	12,743	358,078
Ormat Technologies Inc.	1,034	22,882
Otter Tail Corp.	4,266	131,990
Pepco Holdings Inc.(1)	27,015	628,639
PG&E Corp.	52,052	2,043,041
Pike Electric Corp.(2)	948	17,756
Pinnacle West Capital Corp.	14,078	620,558
PNM Resources Inc.(1)	9,718	278,615
PPL Corp.(1)	53,620	1,733,535
Progress Energy Inc.(1)	34,985	1,565,579
Public Service Enterprise Group Inc.	33,720	2,170,219
Puget Energy Inc.	14,016	329,096
Reliant Energy Inc.(2)	42,613	657,945
SCANA Corp.	15,803	667,519
Sierra Pacific Resources Corp.(2)	16,336	242,590
Southern Co. (The)(1)	104,887	3,750,759
TECO Energy Inc.(1)	28,704	517,246
TXU Corp.	33,698	3,803,830
UIL Holdings Corp.(1)	2,030	106,189
UniSource Energy Corp.(1)	4,906	163,075
Westar Energy Inc.	12,245	295,472
Wisconsin Energy Corp.(1)	16,481	657,922
WPS Resources Corp.(1)	5,345	308,941
Xcel Energy Inc.(1)	56,841	1,114,652

		63,272,035

ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
Advanced Energy Industries Inc.(2)	3,985	42,879
American Power Conversion Corp.	23,488	608,339
American Superconductor Corp.(2)	4,285	44,350
AMETEK Inc.	9,710	417,239
Artesyn Technologies Inc.(2)	5,328	49,550
Belden CDT Inc.(1)	6,601	128,257
C&D Technologies Inc.	3,826	36,003
China Energy Savings Technology Inc.(1)(2)	368	2,212
Color Kinetics Inc.(2)	1,709	25,635
Emerson Electric Co.	58,561	4,204,680
Encore Wire Corp.(2)	2,173	35,333
Energizer Holdings Inc.(2)	10,179	577,149
Energy Conversion Devices Inc.(1)(2)	2,908	130,511
EnerSys(2)	6,543	99,257
General Cable Corp.(1)(2)	5,899	99,103
GrafTech International Ltd.(2)	13,366	72,577
Greatbatch Inc.(1)(2)	2,796	76,722
Hubbell Inc. Class B(1)	8,715	408,995
Intermagnetics General Corp.(2)	4,038	112,822
Littelfuse Inc.(2)	3,130	88,047
Medis Technologies Ltd.(1)(2)	2,136	38,341
Molex Inc.	19,531	521,087
Powell Industries Inc.(1)(2)	1,024	22,415
Power-One Inc.(2)	8,709	48,248
Superior Essex Inc.(2)	2,456	44,233
Ultralife Batteries Inc.(1)(2)	1,688	21,809
Universal Display Corp.(1)(2)	3,336	37,196
Valence Technology Inc.(1)(2)	8,231	22,306
Vicor Corp.	2,379	36,042

		8,051,337
ELECTRONICS—0.78%
Agilent Technologies Inc.(2)	69,150	2,264,662
American Science & Engineering Inc.(2)	1,163	76,281
Amphenol Corp. Class A(1)	12,413	500,740
Analogic Corp.	1,948	98,199
Applera Corp. - Applied Biosystems Group	27,803	646,142
Arrow Electronics Inc.(1)(2)	16,328	512,046
Avnet Inc.(1)(2)	20,335	497,191
AVX Corp.(1)	7,138	90,938
Badger Meter Inc.	797	31,354
Bei Technologies Inc.	1,620	56,684
Bel Fuse Inc. Class B(1)	1,563	56,940
Benchmark Electronics Inc.(1)(2)	5,980	180,118
Brady Corp. Class A(1)	5,811	179,792
Checkpoint Systems Inc.(2)	5,178	122,822
Cogent Inc.(2)	3,378	80,227
Coherent Inc.(2)	4,264	124,850
CTS Corp.	4,882	59,072
Cubic Corp.(1)	2,260	38,691
Cymer Inc.(2)	5,126	160,546
Daktronics Inc.(1)	2,092	50,166
Dionex Corp.(2)	2,848	154,504
Dolby Laboratories Inc. Class A(2)	4,321	69,136
Electro Scientific Industries Inc.(1)(2)	3,868	86,488
Excel Technology Inc.(1)(2)	1,545	39,691
Fargo Electronics(2)	1,315	22,973
FARO Technologies Inc.(2)	1,616	31,496
FEI Co.(1)(2)	3,421	65,854
Fisher Scientific International Inc.(2)	16,858	1,046,039
FLIR Systems Inc.(1)(2)	8,633	255,364
Gentex Corp.(1)	21,758	378,589

Identix Inc.(1)(2)	11,886	55,864
II-VI Inc.(1)(2)	3,204	56,839
International DisplayWorks Inc.(1)(2)	3,378	20,065
Ionatron Inc.(1)(2)	2,370	23,890
Itron Inc.(2)	3,372	153,966
Jabil Circuit Inc.(2)	23,145	715,643
Keithley Instruments Inc.	1,783	26,032
KEMET Corp.(2)	12,977	108,747
LaBarge Inc.(2)	1,351	17,455
LeCroy Corp.(1)(2)	1,283	19,053
Lo-Jack Corp.(2)	2,389	50,503
Measurements Specialties Inc.(2)	1,532	32,478
Methode Electronics Inc.	4,955	57,082
Metrologic Instruments Inc.(2)	1,640	29,832
Mettler Toledo International Inc.(2)	6,061	308,990
Molecular Devices Corp.(2)	2,225	46,480
Multi-Fineline Electronix Inc.(2)	1,061	31,055
OSI Systems Inc.(1)(2)	2,076	32,801
Park Electrochemical Corp.	2,619	69,796
Paxar Corp.(2)	5,070	85,429
PerkinElmer Inc.	18,373	374,258
Photon Dynamics Inc.(2)	2,632	50,403
Plexus Corp.(1)(2)	6,032	103,087
Rofin-Sinar Technologies Inc.(2)	2,232	84,794
Rogers Corp.(1)(2)	2,250	87,075
Sanmina-SCI Corp.(2)	73,790	316,559
Solectron Corp.(2)	135,471	529,692
Sonic Solutions Inc.(1)(2)	3,451	74,196
Spatialight Inc.(1)(2)	3,678	16,146
Symbol Technologies Inc.	35,092	339,691
Sypris Solutions Inc.(1)	1,361	14,617
Taser International Inc.(1)(2)	8,238	50,828
Technitrol Inc.	5,854	89,683
Tektronix Inc.	11,826	298,370
Thermo Electron Corp.(2)	22,707	701,646
Thomas & Betts Corp.(2)	8,517	293,070
Trimble Navigation Ltd.(2)	7,376	248,497
TTM Technologies Inc.(2)	5,328	38,095
Varian Inc.(2)	4,552	156,225
Viisage Technology Inc.(1)(2)	4,219	17,509
Vishay Intertechnology Inc.(2)	23,673	282,892
Waters Corp.(2)	15,694	652,870
Watts Water Technologies Inc. Class A(1)	3,562	102,764
Woodward Governor Co.	1,356	115,328
X-Rite Inc.(1)	2,594	32,166

		14,990,056
ENERGY - ALTERNATE SOURCES—0.04%
Covanta Holding Corp.(2)	15,086	202,605
Evergreen Solar Inc.(1)(2)	5,678	52,976
FuelCell Energy Inc.(1)(2)	6,760	74,157
Headwaters Inc.(1)(2)	5,649	211,273
KFx Inc.(1)(2)	8,269	141,565
Pacific Ethanol Inc.(1)(2)	862	8,896
Plug Power Inc.(2)	6,691	45,499
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	4,671	19,151
Syntroleum Corp.(2)	5,376	78,275

		834,397
ENGINEERING & CONSTRUCTION—0.14%
Dycom Industries Inc.(2)	6,823	137,961
EMCOR Group Inc.(1)(2)	2,124	125,953

Fluor Corp.	12,177	783,955
Granite Construction Inc.(1)	4,803	183,667
Infrasource Services Inc.(2)	1,732	25,201
Insituform Technologies Inc. Class A(1)(2)	3,634	62,832
Jacobs Engineering Group Inc.(1)(2)	7,939	535,089
Layne Christensen Co.(2)	1,571	36,997
Perini Corp.(2)	2,753	50,105
Shaw Group Inc. (The)(1)(2)	11,198	276,143
URS Corp.(2)	5,753	232,364
Washington Group International Inc.(1)(2)	3,505	188,884

		2,639,151
ENTERTAINMENT—0.22%
Alliance Gaming Corp.(2)	6,979	75,722
Argosy Gaming Co.(2)	3,967	186,409
Bluegreen Corp.(2)	2,543	44,884
Carmike Cinemas Inc.	1,438	32,988
Churchill Downs Inc.(1)	1,010	35,673
Dover Downs Gaming & Entertainment Inc.(1)	1,668	22,685
Dover Motorsports Inc.	2,658	18,181
DreamWorks Animation SKG Inc. Class A(2)	5,713	158,022
Great Wolf Resorts Inc.(2)	3,338	34,515
GTECH Holdings Corp.	16,197	519,276
International Game Technology Inc.	48,370	1,305,990
International Speedway Corp. Class A	4,947	259,569
Isle of Capri Casinos Inc.(1)(2)	1,784	38,142
Macrovision Corp.(2)	6,816	130,186
Magna Entertainment Corp. Class A(1)(2)	5,869	39,088
Mikohn Gaming Corp.(2)	3,505	46,581
Penn National Gaming Inc.(2)	9,421	293,087
Pinnacle Entertainment Inc.(2)	5,856	107,340
Regal Entertainment Group Class A(1)	6,059	121,422
Scientific Games Corp. Class A(1)(2)	8,510	263,810
Shuffle Master Inc.(1)(2)	4,857	128,371
Six Flags Inc.(2)	12,990	93,398
Speedway Motorsports Inc.	2,094	76,075
Steinway Musical Instruments Inc.(2)	924	24,347
Sunterra Corp.(2)	2,849	37,407
Vail Resorts Inc.(2)	4,014	115,402
Warner Music Group Corp.(2)	4,635	85,794

		4,294,364
ENVIRONMENTAL CONTROL—0.25%
Aleris International Inc.(2)	4,328	118,804
Allied Waste Industries Inc.(1)(2)	29,908	252,723
American Ecology Corp.	1,744	34,217
Calgon Carbon Corp.	4,926	38,915
Casella Waste Systems Inc. Class A(2)	2,705	35,517
Clean Harbors Inc.(2)	2,162	73,400
Darling International Inc.(1)(2)	9,580	33,817
Duratek Inc.(2)	1,580	28,882
Metal Management Inc.	3,071	77,850
Mine Safety Appliances Co.(1)	3,863	149,498
Nalco Holding Co.(2)	11,745	198,138
Republic Services Inc.	19,461	686,779
Stericycle Inc.(2)	6,132	350,444
Tetra Tech Inc.(1)(2)	7,452	125,343
Waste Connections Inc.(1)(2)	6,840	239,947
Waste Holdings Inc.	683	9,084
Waste Management Inc.(1)	79,889	2,285,624
Waste Services Inc.(2)	6,747	24,964

		4,763,946

FOOD—1.57%
Albertson’s Inc.(1)	51,821	1,329,209
American Italian Pasta Co. Class A(1)	2,335	24,891
Arden Group Inc. Class A	233	17,536
Campbell Soup Co.	32,675	972,081
Chiquita Brands International Inc.(1)	5,865	163,927
ConAgra Foods Inc.	72,852	1,803,087
Corn Products International Inc.	10,247	206,682
Dean Foods Co.(1)(2)	21,384	830,982
Del Monte Foods Co.(2)	28,788	308,895
Diamond Foods Inc.(2)	585	10,003
Flowers Foods Inc.	6,768	184,631
General Mills Inc.	41,183	1,985,021
Gold Kist Inc.(2)	6,838	133,683
Great Atlantic & Pacific Tea Co.(1)(2)	2,434	69,028
Hain Celestial Group Inc.(1)(2)	3,774	73,216
Heinz (H.J.) Co.	49,242	1,799,303
Hershey Co. (The)	24,028	1,353,017
Hormel Foods Corp.	10,485	345,900
Ingles Markets Inc. Class A	1,163	18,375
J&J Snack Foods Corp.	784	45,315
Kellogg Co.	35,158	1,621,839
Kraft Foods Inc.(1)	35,242	1,078,053
Kroger Co.(2)	102,497	2,110,413
Lance Inc.(1)	3,701	64,619
M&F Worldwide Corp.(2)	1,216	18,909
McCormick & Co. Inc. NVS	19,261	628,486
Nash Finch Co.	1,620	68,348
Pathmark Stores Inc.(2)	5,322	59,979
Performance Food Group Co.(1)(2)	6,571	207,381
Pilgrim’s Pride Corp.	2,210	80,444
Premium Standard Farms Inc.	691	10,241
Ralcorp Holdings Inc.	4,106	172,124
Ruddick Corp.	4,835	111,447
Safeway Inc.	63,344	1,621,606
Sanderson Farms Inc.(1)	2,313	85,951
Sanfilippo (John B.) & Son Inc.(2)	981	17,167
Sara Lee Corp.	110,728	2,098,296
Seaboard Corp.(1)	53	72,769
Smithfield Foods Inc.(2)	12,008	356,397
Smucker (J.M.) Co. (The)(1)	7,258	352,303
Spartan Stores Inc.(2)	2,290	23,587
SUPERVALU Inc.	19,164	596,384
Sysco Corp.	89,259	2,800,055
Tootsie Roll Industries Inc.(1)	3,520	111,760
TreeHouse Foods Inc.(2)	4,269	114,751
Tyson Foods Inc. Class A	33,995	613,610
United Natural Foods Inc.(1)(2)	5,468	193,348
Weis Markets Inc.(1)	1,959	78,380
Whole Foods Market Inc.(1)	9,262	1,245,276
Wild Oats Markets Inc.(1)(2)	4,250	54,655
Wrigley (William Jr.) Co.	24,591	1,767,601

		30,110,961
FOREST PRODUCTS & PAPER—0.54%
Bowater Inc.(1)	7,914	223,729
Buckeye Technologies Inc.(2)	4,287	34,810
Caraustar Industries Inc.(2)	3,836	42,119
Deltic Timber Corp.	1,324	60,970
Georgia-Pacific Corp.	36,699	1,249,968
Glatfelter Co.	6,257	88,161
International Paper Co.(1)	69,262	2,064,008
Longview Fibre Co.	7,075	137,892

Louisiana-Pacific Corp.	15,652	433,404
MeadWestvaco Corp.	25,939	716,435
Mercer International Inc.(2)	4,070	33,659
Neenah Paper Inc.	2,173	63,669
Plum Creek Timber Co. Inc.	26,010	986,039
Potlatch Corp.	4,188	218,279
Rayonier Inc.(1)	6,970	401,611
Rock-Tenn Co. Class A	4,403	66,485
Schweitzer-Mauduit International Inc.	2,168	48,390
Smurfit-Stone Container Corp.(1)(2)	36,222	375,260
Temple-Inland Inc.	15,914	650,087
Wausau Paper Corp.(1)	6,511	81,453
Weyerhaeuser Co.	34,185	2,350,219
Xerium Technologies Inc.	1,138	13,064

		10,339,711
GAS—0.41%
AGL Resources Inc.(1)	10,805	400,974
Atmos Energy Corp.	11,015	311,174
Cascade Natural Gas Corp.(1)	1,626	35,398
Energen Corp.	10,206	441,512
EnergySouth Inc.	843	23,258
KeySpan Corp.	24,591	904,457
Laclede Group Inc. (The)	2,761	89,705
New Jersey Resources Corp.(1)	3,849	176,977
Nicor Inc.(1)	6,175	259,535
NiSource Inc.	38,002	921,548
Northwest Natural Gas Co.(1)	3,794	141,213
ONEOK Inc.	14,625	497,542
Peoples Energy Corp.(1)	5,380	211,864
Piedmont Natural Gas Co.(1)	10,780	271,333
Sempra Energy	36,129	1,700,231
South Jersey Industries Inc.	4,090	119,183
Southern Union Co.(2)	12,743	328,387
Southwest Gas Corp.	5,204	142,538
UGI Corp.	14,290	402,263
Vectren Corp.(1)	10,759	305,018
WGL Holdings Inc.(1)	7,087	227,705

		7,911,815
HAND & MACHINE TOOLS - 0.14%
Baldor Electric Co.(1)	4,851	122,973
Black & Decker Corp.	11,306	928,110
Franklin Electric Co. Inc.	3,132	129,633
Kennametal Inc.	5,286	259,225
Lincoln Electric Holdings Inc.(1)	5,136	202,358
Regal-Beloit Corp.(1)	3,324	107,831
Snap-On Inc.	8,300	299,796
Stanley Works (The)	11,642	543,449

		2,593,375
HEALTH CARE - PRODUCTS—3.63%
Abaxis Inc.(2)	2,186	28,527
ABIOMED Inc.(2)	2,705	27,239
Adeza Biomedical Corp.(2)	720	12,535
Advanced Medical Optics Inc.(2)	9,149	347,205
Advanced Neuromodulation Systems Inc.(1)(2)	2,907	137,966
Align Technology Inc.(1)(2)	7,370	49,526
American Medical Systems Holdings Inc.(2)	9,735	196,160
AngioDynamics Inc.(2)	427	8,967
Animas Corp.(1)(2)	1,275	20,017
Arrow International Inc.	2,970	83,754
ArthroCare Corp.(1)(2)	3,522	141,655

Aspect Medical Systems Inc.(1)(2)	2,166	64,179
Bard (C.R.) Inc.	14,912	984,639
Bausch & Lomb Inc.	7,555	609,537
Baxter International Inc.	87,441	3,486,273
Beckman Coulter Inc.	8,790	474,484
Becton, Dickinson & Co.	35,518	1,862,209
Biomet Inc.	35,439	1,230,088
Biosite Inc.(1)(2)	2,395	148,155
Boston Scientific Corp.(2)	93,173	2,177,453
Bruker BioSciences Corp.(1)(2)	5,335	23,367
Caliper Life Sciences Inc.(2)	3,956	27,811
Candela Corp.(2)	2,810	27,594
Cantel Medical Corp.(2)	1,579	33,222
Cepheid Inc.(1)(2)	5,832	43,098
CONMED Corp.(1)(2)	4,390	122,393
Cooper Companies Inc.(1)	6,176	473,143
Cyberonics Inc.(1)(2)	2,795	83,403
Cytyc Corp.(2)	15,749	422,861
Dade Behring Holdings Inc.	12,348	452,678
Datascope Corp.	1,687	52,331
DENTSPLY International Inc.	11,327	611,885
DexCom Inc.(2)	722	8,390
Diagnostic Products Corp.	3,200	168,736
DJ Orthopedics Inc.(2)	3,079	89,106
Edwards Lifesciences Corp.(1)(2)	8,556	379,972
Encore Medical Corp.(2)	5,847	27,481
EPIX Pharmaceuticals Inc.(1)(2)	3,196	24,609
ev3 Inc.(2)	680	12,750
FoxHollow Technologies Inc.(2)	1,957	93,173
Gen-Probe Inc.(2)	7,023	347,287
Guidant Corp.	45,640	3,144,140
Haemonetics Corp.(2)	3,436	163,313
HealthTronics Inc.(2)	4,060	40,438
Henry Schein Inc.(1)(2)	12,229	521,200
Hillenbrand Industries Inc.	7,927	372,965
Hologic Inc.(1)(2)	3,047	175,964
ICU Medical Inc.(2)	1,845	53,062
IDEXX Laboratories Inc.(1)(2)	4,613	308,517
Immucor Inc.(1)(2)	6,450	176,988
INAMED Corp.(2)	5,115	387,103
IntraLase Corp.(2)	1,640	24,124
Intuitive Surgical Inc.(1)(2)	4,909	359,781
Invacare Corp.(1)	4,074	169,764
Inverness Medical Innovations Inc.(1)(2)	2,868	76,088
IRIS International Inc.(2)	1,805	33,284
Johnson & Johnson	417,640	26,428,259
Kensey Nash Corp.(1)(2)	1,286	39,429
Kinetic Concepts Inc.(2)	6,766	384,309
Kyphon Inc.(1)(2)	3,999	175,716
Laserscope(1)(2)	2,555	72,000
LCA-Vision Inc.	2,675	99,296
Lifeline Systems Inc.(2)	1,538	51,415
Luminex Corp.(2)	4,343	43,604
Medtronic Inc.	170,007	9,115,775
Mentor Corp.	4,559	250,791
Merge Technologies Inc.(2)	2,264	38,692
Meridian Bioscience Inc.	2,280	47,196
Merit Medical Systems Inc.(1)(2)	3,320	58,897
Micro Therapeutics Inc.(2)	2,850	15,931
Neurometrix Inc.(2)	523	15,570
NuVasive Inc.(2)	2,165	40,572
Oakley Inc.	3,361	58,280
Occulogix Inc.(1)(2)	1,081	6,908

OraSure Technologies Inc.(1)(2)	5,385	50,781
Palomar Medical Technologies Inc.(1)(2)	2,244	58,860
Patterson Companies Inc.(1)(2)	19,325	773,580
PolyMedica Corp.	3,432	119,914
PSS World Medical Inc.(1)(2)	9,653	128,771
ResMed Inc.(1)(2)	4,901	390,365
Respironics Inc.(2)	10,018	422,559
Somanetics Corp.(2)	1,062	26,550
SonoSite Inc.(1)(2)	2,082	61,794
St. Jude Medical Inc.(2)	51,095	2,391,246
Stereotaxis Inc.(2)	1,060	7,855
Steris Corp.	10,157	241,635
Stryker Corp.	41,260	2,039,482
SurModics Inc.(2)	2,084	80,630
Sybron Dental Specialties Inc.(1)(2)	5,501	228,732
Symmetry Medical Inc.(2)	1,041	24,672
TECHNE Corp.(2)	5,401	307,749
ThermoGenesis Corp.(1)(2)	7,034	37,280
Thoratec Corp.(1)(2)	6,719	119,329
TriPath Imaging Inc.(2)	3,324	23,467
Varian Medical Systems Inc.(1)(2)	18,609	735,242
Ventana Medical Systems Inc.(1)(2)	4,285	163,130
Viasys Healthcare Inc.(2)	4,169	104,183
Vital Images Inc.(1)(2)	1,728	38,465
Vital Sign Inc.	706	32,540
VNUS Medical Technologies Inc.(2)	754	7,857
West Pharmaceutical Services Inc.	4,188	124,258
Wright Medical Group Inc.(1)(2)	4,048	99,905
Young Innovations Inc.(1)	583	22,072
Zimmer Holdings Inc.(2)	34,822	2,398,888
Zoll Medical Corp.(1)(2)	1,241	32,576

		69,859,596
HEALTH CARE - SERVICES—2.02%
Aetna Inc.	40,934	3,526,055
Alliance Imaging Inc.(2)	2,053	17,553
Allied Healthcare International Inc.(2)	3,034	17,142
Amedisys Inc.(1)(2)	1,964	76,596
America Service Group Inc.(2)	1,277	21,185
American Dental Partners Inc.(2)	1,130	38,330
American Healthways Inc.(1)(2)	4,675	198,220
American Retirement Corp.(2)	3,937	74,134
AMERIGROUP Corp.(1)(2)	7,195	137,568
AmSurg Corp.(1)(2)	4,293	117,456
Apria Healthcare Group Inc.(2)	7,015	223,849
Beverly Enterprises Inc.(1)(2)	15,549	190,475
Bio-Reference Laboratories Inc.(1)(2)	886	15,319
Centene Corp.(2)	5,847	146,350
Community Health Systems Inc.(1)(2)	12,561	487,492
Covance Inc.(2)	9,066	435,077
Coventry Health Care Inc.(1)(2)	15,148	1,303,031
DaVita Inc.(2)	14,244	656,221
Genesis HealthCare Corp.(1)(2)	2,925	117,936
Gentiva Health Services Inc.(2)	3,131	56,734
HCA Inc.(1)	62,212	2,981,199
Health Management Associates Inc. Class A(1)	34,486	809,386
Health Net Inc.(2)	15,846	749,833
Horizon Health Corp.(2)	1,515	41,163
Humana Inc.(2)	22,932	1,097,984
Kindred Healthcare Inc.(1)(2)	3,901	116,250
LabOne Inc.(2)	2,522	109,707
Laboratory Corp. of America Holdings(2)	18,952	923,152
LHC Group Inc.(2)	603	9,316

LifePoint Hospitals Inc.(2)	7,722	337,683
Lincare Holdings Inc.(2)	12,956	531,844
Magellan Health Services Inc.(2)	3,673	129,106
Manor Care Inc.(1)	11,138	427,811
Matria Healthcare Inc.(2)	2,914	110,004
MedCath Corp.(2)	978	23,227
Molina Healthcare Inc.(2)	1,567	39,159
National Healthcare Corp.	843	29,505
OCA Inc.(1)(2)	6,566	9,849
Odyssey Healthcare Inc.(1)(2)	5,104	86,615
Option Care Inc.	2,390	34,990
PacifiCare Health Systems Inc.(1)(2)	12,348	985,123
PainCare Holdings Inc.(2)	4,014	15,052
Pediatrix Medical Group Inc.(1)(2)	3,144	241,522
Psychiatric Solutions Inc.(2)	3,221	174,675
Quest Diagnostics Inc.	22,582	1,141,294
Radiation Therapy Services Inc.(2)	1,409	44,891
RehabCare Group Inc.(2)	2,167	44,467
Renal Care Group Inc.(2)	9,603	454,414
Res-Care Inc.(2)	2,703	41,599
Sierra Health Services Inc.(2)	3,498	240,907
Specialty Laboratories Inc.(2)	1,037	13,720
Sunrise Senior Living Inc.(1)(2)	2,384	159,108
Symbion Inc.(2)	2,464	63,744
Tenet Healthcare Corp.(1)(2)	66,295	744,493
Triad Hospitals Inc.(2)	12,032	544,689
U.S. Physical Therapy Inc.(2)	1,198	21,756
United Surgical Partners International Inc.(1)(2)	5,902	230,827
UnitedHealth Group Inc.	177,969	10,001,858
Universal Health Services Inc. Class B(1)	6,940	330,552
VistaCare Inc. Class A(2)	1,065	15,411
Wellcare Health Plans Inc.(2)	2,645	97,997
WellChoice Inc.(2)	4,512	342,461
WellPoint Inc.(2)	86,116	6,529,315

		38,934,381
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(1)	11,370	490,047
Resource America Inc. Class A	2,227	39,485
Walter Industries Inc.(1)	4,898	239,610

		769,142
HOME BUILDERS—0.54%
Beazer Homes USA Inc.(1)	5,843	342,809
Brookfield Homes Corp.	2,034	112,948
Centex Corp.	17,854	1,153,011
Champion Enterprises Inc.(2)	10,370	153,269
Coachmen Industries Inc.(1)	2,168	24,910
Comstock Homebuilding Companies Inc. Class A(2)	472	9,402
Fleetwood Enterprises Inc.(1)(2)	7,936	97,613
Horton(D.R.) Inc.(1)	38,271	1,386,176
Hovnanian Enterprises Inc. Class A(1)(2)	4,744	242,893
KB Home(1)	11,364	831,845
Lennar Corp. Class A	18,836	1,125,639
Levitt Corp. Class A(1)	2,198	50,422
M.D.C. Holdings Inc.	4,381	345,617
M/I Homes Inc.	1,665	90,343
Meritage Homes Corp.(2)	3,110	238,413
Monaco Coach Corp.(1)	3,733	55,024
NVR Inc.(2)	759	671,677
Orleans Homebuilders Inc.(1)	484	11,926
Palm Harbor Homes Inc.(1)(2)	1,159	22,519

Pulte Homes Inc.(1)	30,064	1,290,347
Ryland Group Inc.	6,770	463,203
Skyline Corp.	1,024	41,615
Standard-Pacific Corp.	9,606	398,745
Technical Olympic USA Inc.	1,954	51,117
Thor Industries Inc.(1)	5,003	170,102
Toll Brothers Inc.(1)(2)	14,931	666,968
WCI Communities Inc.(1)(2)	4,965	140,857
William Lyon Homes Inc.(1)(2)	357	55,406
Winnebago Industries Inc.(1)	4,707	136,362

		10,381,178
HOME FURNISHINGS—0.14%
American Woodmark Corp.	1,566	52,618
Audiovox Corp. Class A(2)	2,658	37,159
Bassett Furniture Industries Inc.	1,586	29,531
DTS Inc.(2)	2,179	36,694
Ethan Allen Interiors Inc.(1)	4,815	150,950
Furniture Brands International Inc.(1)	6,907	124,533
Harman International Industries Inc.	9,476	969,111
Hooker Furniture Corp.	1,108	18,415
Kimball International Inc. Class B(1)	3,249	39,280
La-Z-Boy Inc.(1)	7,224	95,285
Maytag Corp.	11,072	202,175
Stanley Furniture Co. Inc.	1,760	46,094
Tempur-Pedic International Inc.(1)(2)	5,674	67,180
TiVo Inc.(1)(2)	6,963	38,227
Universal Electronics Inc.(1)(2)	2,168	37,485
Whirlpool Corp.(1)	8,596	651,319

		2,596,056
HOUSEHOLD PRODUCTS & WARES—0.54%
ACCO Brands Corp.(2)	5,805	163,817
American Greetings Corp. Class A(1)	9,141	250,463
Avery Dennison Corp.(1)	15,722	823,676
Blyth Inc.	4,161	92,749
Central Garden & Pet Co.(2)	2,630	119,007
Church & Dwight Co. Inc.(1)	8,735	322,671
Clorox Co. (The)	21,664	1,203,219
CNS Inc.	1,987	51,801
CSS Industries Inc.	763	24,813
Ennis Inc.	3,801	63,857
Fortune Brands Inc.	20,460	1,664,012
Fossil Inc.(1)(2)	6,845	124,511
Harland (John H.) Co.(1)	3,913	173,737
Jarden Corp.(1)(2)	7,648	314,103
Kimberly-Clark Corp.	67,370	4,010,536
Playtex Products Inc.(2)	5,340	58,740
Prestige Brands Holdings Inc.(2)	3,888	47,900
Russ Berrie & Co. Inc.(1)	1,580	22,310
Scotts Miracle-Gro Co. (The) Class A(1)	3,166	278,386
Spectrum Brands Inc.(2)	5,257	123,802
Standard Register Co. (The)	2,185	32,666
Tupperware Corp.(1)	7,241	164,950
Water Pik Technologies Inc.(1)(2)	1,571	31,891
WD-40 Co.	2,336	61,927
Yankee Candle Co. Inc. (The)	6,497	159,176

		10,384,720
HOUSEWARES—0.06%
Libbey Inc.	2,086	31,707
Lifetime Brands Inc.	713	19,137
National Presto Industries Inc.(1)	705	30,181

Newell Rubbermaid Inc.	38,995	883,237
Toro Co.(1)	6,085	223,685

		1,187,947
INSURANCE—4.35%
Affirmative Insurance Holdings Inc.	1,487	21,651
AFLAC Inc.	70,522	3,194,647
Alfa Corp.(1)	4,491	74,910
Alleghany Corp.(1)(2)	683	208,998
Allmerica Financial Corp.(2)	7,606	312,911
Allstate Corp. (The)	93,942	5,194,053
Ambac Financial Group Inc.	15,242	1,098,339
American Equity Investment Life Holding Co.(1)	4,304	48,850
American Financial Group Inc.	6,635	225,126
American International Group Inc.	322,296	19,969,460
American National Insurance Co.	1,146	136,512
American Physicians Capital Inc.(2)	1,127	55,370
AmerUs Group Co.(1)	5,592	320,813
AON Corp.	44,991	1,443,311
Argonaut Group Inc.(1)(2)	3,759	101,531
Assurant Inc.	16,442	625,783
Baldwin & Lyons Inc. Class B(1)	1,228	30,737
Berkley (W.R.) Corp.	15,390	607,597
Bristol West Holdings Inc.(1)	2,350	42,887
Brown & Brown Inc.(1)	7,824	388,775
Ceres Group Inc.(1)(2)	3,394	19,108
Chubb Corp.	27,548	2,466,923
CIGNA Corp.	18,408	2,169,567
Cincinnati Financial Corp.	24,626	1,031,583
Citizens Inc.(1)(2)	3,682	23,638
CNA Financial Corp.(2)	3,292	98,332
CNA Surety Corp.(1)(2)	2,223	31,611
Commerce Group Inc.	3,665	212,643
Conseco Inc.(1)(2)	21,707	458,235
Crawford & Co. Class B(1)	3,113	24,375
Delphi Financial Group Inc. Class A(1)	3,929	183,877
Direct General Corp.(1)	2,090	41,236
Donegal Group Inc. Class A(1)	949	20,593
EMC Insurance Group Inc.(1)	977	17,635
Enstar Group Inc.(1)(2)	429	27,838
Erie Indemnity Co. Class A	6,057	319,507
FBL Financial Group Inc. Class A	1,790	53,610
Fidelity National Financial Inc.	22,762	1,013,364
First Acceptance Corp.(2)	3,286	33,221
First American Corp.(1)	11,609	530,183
FPIC Insurance Group Inc.(2)	1,241	44,664
Gallagher (Arthur J.) & Co.(1)	12,962	373,435
Genworth Financial Inc. Class A	31,864	1,027,295
Great American Financial Resources Inc.	1,001	20,020
Harleysville Group Inc.	1,711	41,064
Hartford Financial Services Group Inc.(1)	41,696	3,217,680
HCC Insurance Holdings Inc.(1)	14,676	418,706
Hilb, Rogal & Hobbs Co.(1)	4,437	165,589
Horace Mann Educators Corp.	6,139	121,429
Independence Holding Co.(1)	615	11,193
Infinity Property & Casualty Corp.	3,070	107,726
James River Group Inc.(2)	498	8,765
Jefferson-Pilot Corp.	19,136	979,189
Kansas City Life Insurance Co.	619	31,674
KMG America Corp.(2)	2,096	16,768
LandAmerica Financial Group Inc.(1)	2,495	161,302
Lincoln National Corp.	24,622	1,280,836
Loews Corp.	20,941	1,935,158

Markel Corp.(1)(2)	1,367	451,793
Marsh & McLennan Companies Inc.	75,072	2,281,438
MBIA Inc.	19,066	1,155,781
Mercury General Corp.(1)	3,644	218,604
MetLife Inc.	58,738	2,926,915
MGIC Investment Corp.	13,289	853,154
Midland Co. (The)(1)	1,396	50,298
National Interstate Corp.	541	9,359
National Western Life Insurance Co. Class A(2)	288	60,840
Nationwide Financial Services Inc.	7,966	319,038
Navigators Group Inc. (The)(2)	1,328	49,561
Odyssey Re Holdings Corp.(1)	1,663	42,473
Ohio Casualty Corp.	8,665	234,995
Old Republic International Corp.	25,802	688,139
Philadelphia Consolidated Holding Corp.(1)(2)	2,550	216,495
Phoenix Companies Inc.(1)	13,205	161,101
PMA Capital Corp. Class A(1)(2)	3,752	32,943
PMI Group Inc. (The)(1)	13,366	532,902
Presidential Life Corp.(1)	3,241	58,338
Principal Financial Group Inc.(1)	41,320	1,957,328
ProAssurance Corp.(2)	3,943	184,020
Progressive Corp. (The)	27,946	2,927,902
Protective Life Corp.	9,961	410,194
Prudential Financial Inc.	72,906	4,925,529
Radian Group Inc.	12,321	654,245
Reinsurance Group of America Inc.	4,257	190,288
Republic Companies Group Inc.	764	9,672
RLI Corp.	3,056	141,371
SAFECO Corp.	17,946	957,957
Safety Insurance Group Inc.	1,537	54,702
SeaBright Insurance Holdings(2)	855	11,064
Selective Insurance Group Inc.	4,029	197,018
St. Paul Travelers Companies Inc.	94,895	4,257,939
StanCorp Financial Group Inc.	3,953	332,843
State Auto Financial Corp.	2,093	66,223
Stewart Information Services Corp.	2,319	118,733
Torchmark Corp.	14,813	782,571
Tower Group Inc.	2,143	32,402
Transatlantic Holdings Inc.(1)	3,829	218,253
Triad Guaranty Inc.(2)	1,274	49,966
21st Century Insurance Group	3,933	62,731
U.S.I. Holdings Corp.(1)(2)	6,080	78,979
UICI	4,999	179,964
United Fire & Casualty Co.	2,417	109,031
Unitrin Inc.	6,767	321,162
Universal American Financial Corp.(2)	3,549	80,704
UNUMProvident Corp.	42,112	863,296
Wesco Financial Corp.	212	72,525
Zenith National Insurance Corp.	2,101	131,712

		83,566,324
INTERNET—1.87%
Agile Software Corp.(2)	7,830	56,141
Akamai Technologies Inc.(1)(2)	17,393	277,418
Alloy Inc.(2)	4,326	20,938
Amazon.com Inc.(2)	42,981	1,947,039
Applied Digital Solutions Inc.(1)(2)	6,257	17,832
aQuantive Inc.(1)(2)	8,031	161,664
Arbinet-thexchange Inc.(2)	818	5,890
Ariba Inc.(2)	9,194	52,406
AsiaInfo Holdings Inc.(2)	4,284	20,777
Audible Inc.(1)(2)	2,885	35,457
autobytel.com Inc.(1)(2)	6,063	30,376

Avocent Corp.(2)	6,991	221,195
Blue Coat Systems Inc.(2)	1,568	68,177
Blue Nile Inc.(1)(2)	1,813	57,363
CheckFree Corp.(1)(2)	11,481	434,211
Click Commerce Inc.(1)(2)	784	14,371
CMGI Inc.(2)	65,272	109,004
CNET Networks Inc.(1)(2)	18,559	251,846
Cogent Communications Group Inc.(2)	1,353	6,603
CyberSource Corp.(2)	3,199	21,049
Digital Insight Corp.(2)	4,920	128,215
Digital River Inc.(1)(2)	4,643	161,809
Digitas Inc.(1)(2)	12,645	143,647
Drugstore.com Inc.(2)	8,081	29,900
EarthLink Inc.(1)(2)	17,125	183,237
eBay Inc.(2)	153,050	6,305,660
eCollege.com Inc.(1)(2)	2,060	30,612
E-LOAN Inc.(2)	7,717	32,334
Entrust Inc.(2)	9,998	55,989
Equinix Inc.(1)(2)	2,080	86,632
eResearch Technology Inc.(1)(2)	6,825	96,847
Expedia Inc.(2)	25,488	504,917
F5 Networks Inc.(1)(2)	5,299	230,348
FTD Group Inc.(2)	1,726	17,864
Google Inc. Class A(2)	23,090	7,307,061
GSI Commerce Inc.(2)	4,642	92,376
Harris Interactive Inc.(1)(2)	7,943	33,917
HomeStore Inc.(2)	20,292	88,270
IAC/InterActiveCorp.(2)	25,488	646,121
InfoSpace Inc.(2)	4,633	110,590
Intermix Media Inc.(2)	3,666	43,845
Internet Capital Group Inc.(1)(2)	4,672	41,160
Internet Security Systems Inc.(1)(2)	5,491	131,839
Interwoven Inc.(2)	5,944	48,562
Ipass Inc.(2)	7,374	39,672
iVillage Inc.(2)	6,652	48,294
j2 Global Communications Inc.(1)(2)	3,346	135,245
Jupitermedia Corp.(1)(2)	2,390	42,327
Keynote Systems Inc.(2)	1,902	24,688
Lionbridge Technologies Inc.(2)	6,483	43,760
Macromedia Inc.(2)	10,612	431,590
MatrixOne Inc.(2)	7,887	41,486
McAfee Inc.(1)(2)	22,709	713,517
Monster Worldwide Inc.(1)(2)	14,498	445,234
Motive Inc.(2)	2,230	14,138
NetBank Inc.(1)	6,993	58,112
NetFlix Inc.(1)(2)	4,785	124,362
NetRatings Inc.(2)	1,809	27,533
NIC Inc.(1)(2)	3,966	25,977
Nutri/System Inc.(2)	3,110	77,812
1-800 CONTACTS INC.(2)	957	17,944
1-800-FLOWERS.COM Inc.(2)	3,164	22,180
Online Resources Corp.(2)	2,159	22,842
Openwave Systems Inc.(1)(2)	9,427	169,497
Opsware Inc.(1)(2)	8,805	45,698
Overstock.com Inc.(1)(2)	1,607	61,628
Priceline.com Inc.(1)(2)	3,575	69,069
ProQuest Co.(1)(2)	3,449	124,854
Provide Commerce Inc.(2)	964	23,396
RealNetworks Inc.(1)(2)	15,150	86,506
Redback Networks Inc.(2)	5,878	58,310
RightNow Technologies Inc.(2)	910	13,395
RSA Security Inc.(1)(2)	10,083	128,155
S1 Corp.(2)	10,298	40,265

Sapient Corp.(2)	10,794	67,462
Secure Computing Corp.(2)	5,078	57,635
Sohu.com Inc.(2)	3,138	53,754
SonicWALL Inc.(2)	7,123	45,231
Stamps.com Inc.(1)(2)	2,516	43,300
Stellent Inc.(2)	2,862	24,527
SupportSoft Inc.(2)	5,097	25,689
Symantec Corp.(2)	167,324	3,791,562
Terremark Worldwide Inc.(2)	5,241	23,008
TIBCO Software Inc.(2)	29,808	249,195
Travelzoo Inc.(1)(2)	440	9,764
TriZetto Group Inc. (The)(2)	5,949	84,000
United Online Inc.	8,305	115,024
ValueClick Inc.(1)(2)	11,566	197,663
Vasco Data Security International Inc.(1)(2)	2,528	22,929
VeriSign Inc.(1)(2)	37,508	801,546
Verity Inc.(2)	4,517	47,971
Vignette Corp.(2)	4,039	64,260
WebEx Communications Inc.(1)(2)	4,665	114,339
WebMD Corp.(2)	48,311	535,286
webMethods Inc.(2)	6,401	45,255
Websense Inc.(1)(2)	3,353	171,707
WebSideStory Inc.(2)	843	14,938
Yahoo! Inc.(2)	170,119	5,756,827

		35,901,867
INVESTMENT COMPANIES—0.08%
Allied Capital Corp.(1)	18,819	538,788
American Capital Strategies Ltd.	14,295	524,055
Apollo Investment Corp.	9,056	179,309
Ares Capital Corp.	3,486	56,752
Capital Southwest Corp.	350	29,809
Gladstone Capital Corp.(1)	1,603	36,148
Gladstone Investment Corp.	1,163	17,073
Harris & Harris Group Inc.(2)	2,389	26,518
MCG Capital Corp.(1)	6,681	112,708
NGP Capital Resources Co.	2,282	34,367
Technology Investment Capital Corp.	1,915	30,238

		1,585,765
IRON & STEEL—0.21%
AK Steel Holding Corp.(2)	15,781	135,243
Allegheny Technologies Inc.	13,749	425,944
Carpenter Technology Corp.	3,456	202,556
Chaparral Steel(2)	3,296	83,125
Cleveland-Cliffs Inc.(1)	3,038	264,640
Gibraltar Industries Inc.(1)	3,286	75,151
Nucor Corp.	22,447	1,324,149
Oregon Steel Mills Inc.(2)	5,025	140,197
Reliance Steel & Aluminum Co.(1)	4,140	219,130
Roanoke Electric Steel Corp.	1,579	31,627
Ryerson Tull Inc.(1)	3,293	70,141
Schnitzer Steel Industries Inc. Class A(1)	2,881	93,834
Steel Dynamics Inc.	5,676	192,757
Steel Technologies Inc.	1,537	39,854
United States Steel Corp.(1)	16,161	684,418
Wheeling-Pittsburgh Corp.(2)	1,234	20,645

		4,003,411
LEISURE TIME—0.20%
Ambassadors Group Inc.	2,180	48,614
Arctic Cat Inc.	1,830	37,588
Brunswick Corp.	13,569	511,958

Callaway Golf Co.	10,488	158,264
Escalade Inc.(1)	886	11,739
Harley-Davidson Inc.(1)	40,038	1,939,441
K2 Inc.(2)	6,000	68,400
Life Time Fitness Inc.(2)	3,302	109,428
Marine Products Corp.	1,924	21,222
Multimedia Games Inc.(1)(2)	3,074	29,849
Nautilus Inc.	4,361	96,247
Pegasus Solutions Inc.(2)	2,841	25,512
Polaris Industries Inc.(1)	6,061	300,323
Sabre Holdings Corp.(1)	18,583	376,863
WMS Industries Inc.(1)(2)	2,971	83,574

		3,819,022
LODGING—0.48%
Ameristar Casinos Inc.	3,300	68,772
Aztar Corp.(2)	4,871	150,076
Boyd Gaming Corp.	5,976	257,685
Choice Hotels International Inc.	2,283	147,573
Gaylord Entertainment Co.(1)(2)	5,656	269,508
Harrah’s Entertainment Inc.	25,671	1,673,493
Hilton Hotels Corp.	53,740	1,199,477
La Quinta Corp.(2)	28,542	248,030
Las Vegas Sands Corp.(2)	3,359	110,545
Lodgian Inc.(2)	2,638	27,039
Marcus Corp.	2,676	53,627
Marriott International Inc. Class A	26,478	1,668,114
MGM Mirage(2)	17,034	745,578
Monarch Casino & Resort Inc.(2)	877	14,900
MTR Gaming Group Inc.(2)	3,147	25,207
Riviera Holdings Corp.(2)	1,207	26,771
Starwood Hotels & Resorts Worldwide Inc.	30,339	1,734,481
Station Casinos Inc.	7,832	519,732
Wynn Resorts Ltd.(1)(2)	6,727	303,724

		9,244,332
MACHINERY—0.78%
AGCO Corp.(2)	12,903	234,835
Alamo Group Inc.	479	9,494
Albany International Corp. Class A(1)	3,913	144,272
Applied Industrial Technologies Inc.(1)	4,259	152,813
Astec Industries Inc.(2)	2,168	61,550
Briggs & Stratton Corp.	7,358	254,513
Bucyrus International Inc. Class A	2,868	140,905
Cascade Corp.	1,593	77,579
Caterpillar Inc.	96,024	5,641,410
Cognex Corp.	5,613	168,783
Cummins Inc.(1)	6,501	572,023
Deere & Co.	34,669	2,121,743
Flowserve Corp.(1)(2)	7,654	278,223
Gardner Denver Inc.(1)(2)	3,622	161,541
Gehl Corp.(2)	1,440	40,133
Global Power Equipment Group Inc.(2)	4,700	33,511
Gorman-Rupp Co. (The)(1)	1,393	33,502
Graco Inc.	9,900	339,372
IDEX Corp.	7,216	307,041
Intevac Inc.(2)	2,698	27,816
JLG Industries Inc.(1)	6,985	255,581
Joy Global Inc.	11,363	573,377
Kadant Inc.(1)(2)	2,113	42,387
Lindsay Manufacturing Co.(1)	1,576	34,688
Manitowoc Co. Inc. (The)(1)	4,299	216,025
Middleby Corp. (The)(1)(2)	703	50,967

NACCO Industries Inc.(1)	728	83,320
Nordson Corp.	3,775	143,563
Presstek Inc.(1)(2)	4,169	54,114
Robbins & Myers Inc.(1)	1,457	32,753
Rockwell Automation Inc.	25,884	1,369,264
Sauer-Danfoss Inc.	1,584	31,680
Stewart & Stevenson Services Inc.	3,958	94,398
Tecumseh Products Co. Class A	2,234	48,076
Tennant Co.	1,123	46,021
Terex Corp.(2)	7,108	351,348
TurboChef Technologies Inc.(1)(2)	1,306	20,361
Unova Inc.(1)(2)	6,581	230,203
Wabtec Corp.	6,595	179,912
Zebra Technologies Corp. Class A(1)(2)	9,908	387,304

		15,046,401
MANUFACTURING—4.26%
Actuant Corp. Class A(1)	3,807	178,168
Acuity Brands Inc.	6,004	178,139
Ameron International Corp.(1)	1,086	50,390
Applied Films Corp.(2)	2,123	44,583
AptarGroup Inc.(1)	5,216	259,809
Barnes Group Inc.	2,428	87,068
Blount International Inc.(2)	4,248	74,935
Brink’s Co. (The)	8,144	334,393
Carlisle Companies Inc.(1)	4,457	283,331
Ceradyne Inc.(1)(2)	3,343	122,621
CLARCOR Inc.(1)	7,434	213,504
Crane Co.	7,236	215,199
Danaher Corp.	33,186	1,786,402
Donaldson Co. Inc.(1)	10,498	320,504
Dover Corp.	28,905	1,179,035
Eastman Kodak Co.(1)	40,730	990,961
Eaton Corp.	21,204	1,347,514
EnPro Industries Inc.(2)	3,110	104,776
ESCO Technologies Inc.(2)	3,592	179,851
Federal Signal Corp.(1)	6,977	119,237
Flanders Corp.(2)	2,180	26,465
FreightCar America Inc.	1,191	48,569
General Electric Co.	1,489,543	50,152,913
Griffon Corp.(2)	3,963	97,490
Harsco Corp.	5,808	380,831
Hexcel Corp.(2)	8,280	151,441
Honeywell International Inc.	120,083	4,503,112
Illinois Tool Works Inc.	35,425	2,916,540
ITT Industries Inc.(1)	12,985	1,475,096
Jacuzzi Brands Inc.(2)	10,472	84,404
Lancaster Colony Corp.	3,872	166,496
Leggett & Platt Inc.	26,944	544,269
Matthews International Corp. Class A(1)	4,545	171,756
Myers Industries Inc.	3,073	35,770
Pall Corp.	17,745	487,987
Parker Hannifin Corp.	16,916	1,087,868
Pentair Inc.	14,268	520,782
Raven Industries Inc.(1)	2,144	62,712
Reddy Ice Holdings Inc.	716	14,685
Roper Industries Inc.	12,108	475,723
Smith (A.O.) Corp.	2,327	66,319
SPX Corp.(1)	10,745	493,733
Standex International Corp.	1,626	42,813
Sturm Ruger & Co. Inc.(1)	3,161	29,081
Teleflex Inc.	5,038	355,179
Textron Inc.	16,779	1,203,390

3M Co.	108,173	7,935,571
Tredegar Corp.	4,021	52,313
Trinity Industries Inc.	5,681	230,024

		81,883,752
MEDIA—3.49%
Beasley Broadcast Group Inc. Class A(1)(2)	1,101	15,469
Belo (A.H.) Corp.	13,549	309,730
Cablevision Systems Corp.(2)	28,106	862,011
Charter Communications Inc. Class A(1)(2)	38,359	57,538
Citadel Broadcasting Corp.(2)	6,828	93,748
CKX Inc.(2)	3,089	38,829
Clear Channel Communications Inc.	77,302	2,542,463
Comcast Corp. Class A(2)	285,822	8,397,450
Courier Corp.	1,428	53,407
Cox Radio Inc. Class A(2)	5,256	79,891
Crown Media Holdings Inc.(1)(2)	2,228	24,397
Cumulus Media Inc. Class A(1)(2)	7,911	98,808
Dex Media Inc.	21,155	587,897
DIRECTV Group Inc. (The)(2)	98,539	1,476,114
Discovery Holding Co. Class A(2)	39,195	565,976
Dow Jones & Co. Inc.	7,460	284,897
EchoStar Communications Corp.	32,200	952,154
Emmis Communications Corp.(1)(2)	4,499	99,383
Entercom Communications Corp.(2)	5,096	160,983
Entravision Communications Corp.(1)(2)	10,889	85,696
Fisher Communications Inc.(1)(2)	930	43,301
4Kids Entertainment Inc.(1)(2)	1,704	29,633
Gannett Co. Inc.(1)	35,070	2,413,868
Gemstar-TV Guide International Inc.(2)	35,805	105,983
Gray Television Inc.	6,643	70,349
Hearst-Argyle Television Inc.(1)	4,454	114,423
Hollinger International Inc.	8,430	82,614
Insight Communications Co. Inc.(2)	6,944	80,759
Journal Communications Inc. Class A(1)	3,401	50,675
Journal Register Co.(1)	5,637	91,207
Knight Ridder Inc.	10,560	619,661
Lee Enterprises Inc.(1)	6,315	268,261
Liberty Corp.	2,258	105,878
Liberty Global Inc. Class A(2)	66,030	1,788,092
Liberty Media Corp. Class A(2)	394,560	3,176,208
Lin TV Corp. Class A(2)	3,916	54,628
LodgeNet Entertainment Corp.(2)	2,206	32,494
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	3,188	79,764
McClatchy Co. (The) Class A	2,852	186,036
McGraw-Hill Companies Inc. (The)	52,679	2,530,699
Media General Inc. Class A	3,050	176,930
Mediacom Communications Corp.(1)(2)	9,229	68,110
Meredith Corp.	6,013	299,989
Nelson (Thomas) Inc.(1)	1,544	28,965
New York Times Co. Class A(1)	20,384	606,424
News Corp. Class A	328,068	5,114,580
Outdoor Channel Holdings Inc.(2)	612	9,033
Playboy Enterprises Inc. Class B(2)	3,143	44,316
Primedia Inc.(1)(2)	20,430	83,559
Radio One Inc. Class D(2)	11,433	150,344
Readers Digest Association Inc. (The)(1)	14,325	228,770
Regent Communications Inc.(2)	5,490	28,877
Saga Communications Inc.(1)(2)	2,076	27,611
Salem Communications Corp. Class A(1)(2)	1,251	23,068
Scholastic Corp.(1)(2)	4,399	162,587
Scripps (E.W.) Co. Class A(1)	11,454	572,356
Sinclair Broadcast Group Inc. Class A(1)	6,848	60,742

Sirius Satellite Radio Inc.(1)(2)	187,548	1,228,439
Spanish Broadcasting System Inc. Class A(2)	5,616	40,323
Time Warner Inc.	644,758	11,676,567
Tribune Co.(1)	33,506	1,135,518
Univision Communications Inc. Class A(1)(2)	31,065	824,154
Value Line Inc.	163	6,380
Viacom Inc. Class B	200,120	6,605,961
Walt Disney Co. (The)	286,941	6,923,886
Washington Post Co. (The) Class B	780	625,950
Westwood One Inc.(1)	10,840	215,608
Wiley (John) & Sons Inc. Class A	6,711	280,117
World Wrestling Entertainment Inc.	2,550	33,150
WorldSpace Inc. Class A(2)	834	11,751
WPT Enterprises Inc.(1)(2)	459	4,048
XM Satellite Radio Holdings Inc. Class A(2)	29,716	1,067,102

		67,076,589
METAL FABRICATE & HARDWARE—0.14%
Castle (A.M.) & Co.(2)	871	15,242
CIRCOR International Inc.	2,192	60,170
Commercial Metals Co.(1)	8,236	277,883
Dynamic Materials Corp.	247	10,843
Earle M Jorgensen Co.(2)	2,541	24,216
Kaydon Corp.(1)	4,156	118,072
Lawson Products Inc.	631	23,170
Metals USA Inc.(2)	3,019	61,769
Mueller Industries Inc.	4,824	133,962
NN Inc.	2,707	32,457
NS Group Inc.(1)(2)	3,010	118,142
Omega Flex Inc.(2)	280	4,477
Precision Castparts Corp.	18,524	983,624
Quanex Corp.(1)	3,442	227,929
RBC Bearings Inc.(2)	600	9,570
Sun Hydraulics Corp.	613	14,896
Timken Co. (The)(1)	11,151	330,404
Valmont Industries Inc.	2,125	62,390
Worthington Industries Inc.(1)	9,360	196,841

		2,706,057
MINING—0.51%
Alcoa Inc.	122,948	3,002,390
AMCOL International Corp.(1)	3,208	61,177
Brush Engineered Materials Inc.(2)	2,680	42,558
Century Aluminum Co.(1)(2)	3,206	72,071
Charles & Colvard Ltd.(1)	1,676	41,833
Coeur d’Alene Mines Corp.(1)(2)	34,664	146,629
Compass Minerals International Inc.	2,682	61,686
Freeport-McMoRan Copper & Gold Inc.(1)	25,197	1,224,322
Hecla Mining Co.(2)	17,314	75,835
Newmont Mining Corp.	58,041	2,737,794
Phelps Dodge Corp.	13,601	1,767,178
Royal Gold Inc.(1)	2,522	67,766
RTI International Metals Inc.(2)	3,206	126,156
Southern Peru Copper Corp.	3,651	204,310
Stillwater Mining Co.(2)	5,457	49,932
Titanium Metals Corp.(1)(2)	1,633	64,601
USEC Inc.(1)	11,999	133,909

		9,880,147
OFFICE & BUSINESS EQUIPMENT—0.19%
Global Imaging Systems Inc.(1)(2)	3,320	113,046
IKON Office Solutions Inc.(1)	15,733	157,015
Imagistics International Inc.(2)	2,200	92,070

Pitney Bowes Inc.	32,365	1,350,915
TRM Corp.(1)(2)	998	15,160
Xerox Corp.(2)	134,776	1,839,692

		3,567,898
OFFICE FURNISHINGS—0.05%
CompX International Inc.(1)	144	2,362
Herman Miller Inc.(1)	10,149	307,515
HNI Corp.(1)	7,796	469,475
Interface Inc. Class A(2)	6,956	57,457
Knoll Inc.	1,696	31,122
Steelcase Inc. Class A(1)	9,099	131,572

		999,503
OIL & GAS—7.84%
Alon USA Energy Inc.(2)	742	17,919
Amerada Hess Corp.	11,030	1,516,625
Anadarko Petroleum Corp.	33,142	3,173,346
Apache Corp.	46,246	3,478,624
Atlas America Inc.(2)	1,533	74,887
ATP Oil & Gas Corp.(1)(2)	2,556	83,939
Atwood Oceanics Inc.(2)	1,866	157,136
Berry Petroleum Co. Class A(1)	2,435	162,390
Bill Barrett Corp.(2)	1,795	66,092
Bois d’Arc Energy LLC(2)	1,913	32,923
Brigham Exploration Co.(2)	3,743	48,098
Bronco Drilling Co. Inc.(2)	358	9,863
Burlington Resources Inc.	54,194	4,407,056
Cabot Oil & Gas Corp.	6,909	348,974
Callon Petroleum Co.(2)	1,959	41,002
Carrizo Oil & Gas Inc.(2)	2,638	77,293
Cheniere Energy Inc.(2)	6,770	280,007
Chesapeake Energy Corp.	47,043	1,799,395
Chevron Corp.	318,300	20,603,559
Cimarex Energy Co.(2)	11,440	518,575
Clayton Williams Energy Inc.(2)	717	30,974
Comstock Resources Inc.(2)	5,889	193,218
ConocoPhillips	195,688	13,680,548
Crosstex Energy Inc.	833	53,279
Delta Petroleum Corp.(1)(2)	4,228	87,942
Denbury Resources Inc.(1)(2)	7,940	400,494
Devon Energy Corp.	66,600	4,571,424
Diamond Offshore Drilling Inc.	8,390	513,887
Edge Petroleum Corp.(1)(2)	2,565	67,690
Encore Acquisition Co.(1)(2)	6,936	269,464
Endeavour International Corp.(2)	7,889	39,445
Energy Partners Ltd.(2)	4,713	147,140
ENSCO International Inc.	21,500	1,001,685
EOG Resources Inc.(1)	33,683	2,522,857
Exxon Mobil Corp.	894,025	56,806,348
Forest Oil Corp.(2)	7,276	379,080
Frontier Oil Corp.	7,766	344,422
FX Energy Inc.(1)(2)	4,460	53,386
Gasco Energy Inc.(2)	9,026	60,023
Giant Industries Inc.(2)	1,901	111,285
Goodrich Petroleum Corp.(2)	1,032	24,221
Grey Wolf Inc.(2)	26,441	222,898
Harvest Natural Resources Inc.(1)(2)	5,325	57,137
Helmerich & Payne Inc.	7,083	427,742
Holly Corp.(1)	2,980	190,660
Houston Exploration Co.(1)(2)	4,040	271,690
KCS Energy Inc.(1)(2)	7,211	198,519
Kerr-McGee Corp.	16,192	1,572,405

Marathon Oil Corp.	51,071	3,520,324
McMoRan Exploration Co.(1)(2)	2,778	54,004
Meridian Resource Corp. (The)(2)	11,423	47,634
Murphy Oil Corp.	23,239	1,158,929
Newfield Exploration Co.(2)	17,883	878,055
Noble Energy Inc.	24,380	1,143,422
Occidental Petroleum Corp.	56,064	4,789,548
Parallel Petroleum Corp.(2)	4,266	59,724
Parker Drilling Co.(2)	12,987	120,389
Patterson-UTI Energy Inc.	23,648	853,220
Penn Virginia Corp.(1)	2,598	149,931
PetroCorp Inc. Escrow(3)	1,248	0
Petrohawk Energy Corp.(1)(2)	6,904	99,487
Petroleum Development Corp.(2)	2,302	88,259
PetroQuest Energy Inc.(2)	5,724	59,759
Pioneer Drilling Co.(2)	2,795	54,558
Pioneer Natural Resources Co.	20,265	1,112,954
Plains Exploration & Production Co.(2)	10,852	464,683
Pogo Producing Co.	8,600	506,884
Pride International Inc.(2)	22,230	633,777
Quicksilver Resources Inc.(1)(2)	7,911	378,067
Range Resources Corp.	12,199	471,003
Remington Oil & Gas Corp.(2)	3,183	132,094
Rowan Companies Inc.	15,022	533,131
Southwestern Energy Co.(2)	11,449	840,357
Spinnaker Exploration Co.(2)	3,417	221,046
St. Mary Land & Exploration Co.(1)	8,008	293,093
Stone Energy Corp.(2)	3,237	197,586
Sunoco Inc.	19,369	1,514,656
Swift Energy Co.(1)(2)	4,039	184,784
Tesoro Corp.	9,440	634,746
Tipperary Corp.(2)	1,565	11,534
TODCO Class A	6,621	276,162
Toreador Resources Corp.(1)(2)	2,001	70,835
Tri-Valley Corp.(1)(2)	2,447	24,348
Unit Corp.(2)	6,413	354,511
Valero Energy Corp.	41,673	4,711,549
Vintage Petroleum Inc.	7,441	339,756
W&T Offshore Inc.	1,719	55,747
Warren Resources Inc.(2)	2,250	37,687
Whiting Petroleum Corp.(1)(2)	4,195	183,909
XTO Energy Inc.	50,762	2,300,534

		150,760,242
OIL & GAS SERVICES—0.88%
Baker Hughes Inc.	47,696	2,846,497
BJ Services Co.	45,555	1,639,524
Cal Dive International Inc.(1)(2)	5,427	344,126
CARBO Ceramics Inc.(1)	2,763	182,330
Cooper Cameron Corp.(2)	7,711	570,074
Dresser-Rand Group Inc.(2)	3,026	74,530
Dril-Quip Inc.(2)	1,021	49,008
FMC Technologies Inc.(1)(2)	9,688	407,962
Global Industries Ltd.(2)	12,088	178,177
Grant Prideco Inc.(2)	17,566	714,058
Gulf Island Fabrication Inc.	1,085	31,194
Halliburton Co.	62,712	4,297,026
Hanover Compressor Co.(1)(2)	12,758	176,826
Hornbeck Offshore Services Inc.(2)	2,015	73,809
Hydril Co. LP(2)	2,659	182,514
Input/Output Inc.(1)(2)	9,045	72,179
Lone Star Technologies Inc.(2)	4,184	232,589
Lufkin Industries Inc.	2,058	89,626

MarkWest Hydrocarbon Inc.(1)	826	20,650
Maverick Tube Corp.(1)(2)	5,932	177,960
National Oilwell Varco Inc.(2)	24,270	1,596,966
Newpark Resources Inc.(2)	12,299	103,558
Oceaneering International Inc.(2)	3,598	192,169
Oil States International Inc.(1)(2)	5,717	207,584
RPC Inc.	1,836	47,295
Seacor Holdings Inc.(1)(2)	2,554	185,369
Smith International Inc.(1)	29,961	998,001
Superior Energy Services Inc.(2)	10,927	252,304
Superior Well Services Inc.(2)	454	10,487
Tetra Technologies Inc.(2)	4,725	147,515
Tidewater Inc.	8,757	426,203
Universal Compression Holdings Inc.(2)	2,535	100,817
Veritas DGC Inc.(1)(2)	4,886	178,925
W-H Energy Services Inc.(1)(2)	3,781	122,580

		16,930,432
PACKAGING & CONTAINERS—0.19%
Ball Corp.	15,526	570,425
Bemis Co. Inc.(1)	15,376	379,787
Chesapeake Corp.	2,727	50,150
Crown Holdings Inc.(2)	23,297	371,354
Graphic Packaging Corp.(2)	8,774	24,567
Greif Inc. Class A	2,104	126,450
Owens-Illinois Inc.(2)	21,388	441,021
Packaging Corp. of America(1)	8,526	165,490
Pactiv Corp.(2)	21,393	374,805
Sealed Air Corp.(1)(2)	11,946	566,957
Silgan Holdings Inc.(1)	3,114	103,572
Sonoco Products Co.	13,904	379,718

		3,554,296
PHARMACEUTICALS—5.35%
Abbott Laboratories	217,960	9,241,504
Abgenix Inc.(1)(2)	12,719	161,277
ACADIA Pharmaceuticals Inc.(2)	2,382	27,083
Adams Respiratory Therapeutics Inc.(2)	559	18,050
Adolor Corp.(1)(2)	5,479	58,516
Alkermes Inc.(2)	12,325	207,060
Allergan Inc.	18,347	1,680,952
Alpharma Inc. Class A	5,334	132,657
American Pharmaceutical Partners Inc.(2)	2,791	127,437
AmerisourceBergen Corp.	14,665	1,133,604
Amylin Pharmaceuticals Inc.(1)(2)	15,050	523,589
Andrx Corp.(2)	10,480	161,706
Antigenics Inc.(1)(2)	3,125	16,937
Array BioPharma Inc.(2)	4,863	34,916
AtheroGenics Inc.(1)(2)	5,440	87,203
AVANIR Pharmaceuticals Class A(2)	14,780	45,670
Barr Pharmaceuticals Inc.(2)	14,528	797,878
Bentley Pharmaceuticals Inc.(1)(2)	2,395	28,620
Bioenvision Inc.(2)	4,769	38,295
BioMarin Pharmaceutical Inc.(2)	9,683	84,533
BioScrip Inc.(2)	3,742	24,323
Bristol-Myers Squibb Co.	274,705	6,609,402
Caraco Pharmaceutical Laboratories Ltd.(2)	1,044	9,072
Cardinal Health Inc.	60,190	3,818,454
Caremark Rx Inc.(2)	63,783	3,184,685
Cell Therapeutics Inc.(1)(2)	9,126	26,100
Cephalon Inc.(1)(2)	8,080	375,074
Connetics Corp.(1)(2)	4,914	83,096
Conor Medsystems Inc.(2)	1,015	23,852

Cubist Pharmaceuticals Inc.(2)	7,379	158,944
CV Therapeutics Inc.(1)(2)	6,115	163,576
Cypress Bioscience Inc.(2)	3,710	20,071
Dendreon Corp.(1)(2)	7,694	51,627
Discovery Laboratories Inc.(2)	8,118	52,361
DOV Pharmaceutical Inc.(2)	2,711	46,033
Durect Corp.(1)(2)	4,473	30,640
DUSA Pharmaceuticals Inc.(2)	2,338	24,783
Endo Pharmaceuticals Holdings Inc.(2)	7,197	191,944
Express Scripts Inc.(2)	17,498	1,088,376
Eyetech Pharmaceuticals Inc.(2)	4,804	86,280
First Horizon Pharmaceutical Corp.(1)(2)	3,687	73,261
Forest Laboratories Inc.(2)	49,419	1,925,858
Gilead Sciences Inc.(2)	63,531	3,097,772
HealthExtras Inc.(1)(2)	3,020	64,568
Hi-Tech Pharmacal Co.(2)	408	12,273
Hospira Inc.(2)	22,370	916,499
Idenix Pharmaceuticals Inc.(1)(2)	1,714	43,021
I-Flow Corp.(1)(2)	2,730	37,428
ImClone Systems Inc.(1)(2)	9,679	304,405
Inspire Pharmaceuticals Inc.(2)	6,034	45,858
Introgen Therapeutics Inc.(1)(2)	1,519	7,929
Isis Pharmaceuticals Inc.(2)	6,390	32,269
ISTA Pharmaceuticals Inc.(1)(2)	1,050	6,972
IVAX Corp.(2)	28,055	739,530
King Pharmaceuticals Inc.(2)	34,472	530,179
Kos Pharmaceuticals Inc.(2)	1,849	123,754
K-V Pharmaceutical Co. Class A(1)(2)	4,824	85,722
Lilly (Eli) & Co.	137,930	7,382,014
Mannatech Inc.(1)	2,147	25,442
MannKind Corp.(1)(2)	3,632	49,722
Medarex Inc.(2)	15,551	148,046
Medco Health Solutions Inc.(2)	42,353	2,322,215
Medicines Co. (The)(1)(2)	6,565	151,061
Medicis Pharmaceutical Corp. Class A(1)	7,673	249,833
Merck & Co. Inc.	309,672	8,426,175
MGI Pharma Inc.(1)(2)	9,904	230,862
Mylan Laboratories Inc.	30,695	591,186
Nabi Biopharmaceuticals(1)(2)	8,207	107,512
Nastech Pharmaceutical Co. Inc.(2)	2,575	36,410
Nature’s Sunshine Products Inc.	1,673	38,881
NBTY Inc.(2)	7,604	178,694
NeoPharm Inc.(2)	2,081	25,804
Neurocrine Biosciences Inc.(1)(2)	5,289	260,166
Neurogen Corp.(1)(2)	3,921	26,976
New River Pharmaceuticals Inc.(2)	853	40,893
NitroMed Inc.(1)(2)	2,152	38,736
Noven Pharmaceuticals Inc.(1)(2)	3,292	46,088
NPS Pharmaceuticals Inc.(2)	4,993	50,479
Nuvelo Inc.(2)	5,603	53,789
Omnicare Inc.	14,674	825,119
Onyx Pharmaceuticals Inc.(1)(2)	5,043	125,974
OSI Pharmaceuticals Inc.(1)(2)	7,141	208,803
Pain Therapeutics Inc.(1)(2)	4,226	26,582
Par Pharmaceutical Companies Inc.(1)(2)	4,809	128,016
Penwest Pharmaceuticals Co.(1)(2)	3,063	53,694
Perrigo Co.(1)	12,087	172,965
Pfizer Inc.	1,044,311	26,076,446
Pharmion Corp.(2)	3,480	75,899
POZEN Inc.(2)	2,799	30,761
Priority Healthcare Corp. Class B(2)	4,942	137,684
Progenics Pharmaceuticals Inc.(2)	2,422	57,426
Renovis Inc.(1)(2)	2,108	28,521

Rigel Pharmaceuticals Inc.(1)(2)	3,346	79,534
Salix Pharmaceuticals Ltd.(1)(2)	4,845	102,956
Schering-Plough Corp.	207,741	4,372,948
Sepracor Inc.(1)(2)	14,871	877,240
Star Scientific Inc.(1)(2)	3,258	10,947
Tanox Inc.(2)	3,741	54,806
Threshold Pharmaceuticals Inc.(1)(2)	1,341	18,305
Tiens Biotech Group (USA) Inc.(2)	1,162	4,381
Trimeris Inc.(1)(2)	2,161	33,150
United Therapeutics Inc.(1)(2)	3,169	221,196
USANA Health Sciences Inc.(2)	1,597	76,177
Valeant Pharmaceuticals International	13,089	262,827
VCA Antech Inc.(1)(2)	11,615	296,415
ViaCell Inc.(2)	1,142	6,624
Watson Pharmaceuticals Inc.(1)(2)	14,694	537,947
Wyeth	188,138	8,705,145
XenoPort Inc.(2)	602	9,933
Zymogenetics Inc.(2)	4,336	71,544

		102,894,427
PIPELINES—0.38%
Dynegy Inc. Class A(1)(2)	40,551	190,995
El Paso Corp.	90,706	1,260,813
Equitable Resources Inc.	17,162	670,348
Kinder Morgan Inc.	13,228	1,272,004
National Fuel Gas Co.	11,771	402,568
Questar Corp.	11,873	1,046,249
TransMontaigne Inc.(2)	4,852	38,767
Western Gas Resources Inc.	7,939	406,715
Williams Companies Inc.	80,124	2,007,106

		7,295,565
REAL ESTATE—0.10%
Avatar Holdings Inc.(1)(2)	805	47,688
California Coastal Communities Inc.(1)(2)	1,112	39,165
CB Richard Ellis Group Inc. Class A(2)	7,027	345,728
Consolidated-Tomoka Land Co.	737	50,116
Forest City Enterprises Inc. Class A(1)	9,235	351,853
HouseValues Inc.(1)(2)	781	11,168
Jones Lang LaSalle Inc.(1)	4,921	226,661
St. Joe Co. (The)	10,650	665,093
Tarragon Corp.(2)	1,703	31,608
Trammell Crow Co.(2)	4,746	117,131
United Capital Corp.(1)(2)	331	7,765
ZipRealty Inc.(2)	644	8,205

		1,902,181
REAL ESTATE INVESTMENT TRUSTS—2.10%
Aames Investment Corp.	5,255	33,001
Acadia Realty Trust	3,968	71,384
Affordable Residential Communities Inc.	3,176	32,109
Agree Realty Corp.	797	22,515
Alexander’s Inc.(2)	263	71,010
Alexandria Real Estate Equities Inc.(1)	3,037	251,130
AMB Property Corp.	11,871	533,008
American Campus Communities Inc.	2,348	56,399
American Financial Realty Trust(1)	17,209	244,368
American Home Mortgage Investment Corp.	4,944	149,803
AMLI Residential Properties Trust(1)	3,595	115,292
Annaly Mortgage Management Inc.(1)	16,988	219,995
Anthracite Capital Inc.	7,667	88,784
Anworth Mortgage Asset Corp.	6,378	52,746

Apartment Investment & Management Co. Class A	13,440	521,203
Arbor Realty Trust Inc.	1,687	47,405
Archstone-Smith Trust	27,863	1,110,898
Arden Realty Group Inc.(1)	9,422	387,904
Ashford Hospitality Trust Inc.	4,158	44,740
AvalonBay Communities Inc.(1)	10,257	879,025
Bedford Property Investors Inc.	2,188	52,162
Bimini Mortgage Management Inc. Class A	3,023	34,160
BioMed Realty Trust Inc.(1)	6,252	155,050
Boston Properties Inc.	15,534	1,101,361
Boykin Lodging Co.(2)	1,815	22,542
Brandywine Realty Trust(1)	7,901	245,642
BRE Properties Inc. Class A(1)	7,248	322,536
Camden Property Trust	6,578	366,724
Capital Automotive REIT	5,854	226,608
Capital Lease Funding Inc.	3,512	36,349
Capital Trust Inc. Class A	1,738	55,894
CarrAmerica Realty Corp.	7,691	276,491
CBL & Associates Properties Inc.(1)	6,198	254,056
Cedar Shopping Centers Inc.	3,339	48,315
CenterPoint Properties Trust(1)	6,922	310,106
Colonial Properties Trust	5,580	248,198
Columbia Equity Trust Inc.(2)	974	14,220
Commercial Net Lease Realty Inc.	7,247	144,940
Corporate Office Properties Trust(1)	4,122	144,064
Correctional Properties Trust	1,588	46,703
Cousins Properties Inc.	5,401	163,218
Crescent Real Estate Equities Co.	10,898	223,518
CRIIMI MAE Inc.(2)	1,786	30,737
Deerfield Triarc Capital Corp.(2)	2,121	29,397
Developers Diversified Realty Corp.	15,399	719,133
DiamondRock Hospitality Co.	3,523	41,395
Digital Realty Trust Inc.	1,678	30,204
Duke Realty Corp.	20,146	682,546
EastGroup Properties Inc.(1)	3,029	132,519
ECC Capital Corp.	7,861	25,627
Education Realty Trust Inc.	3,259	54,425
Entertainment Properties Trust	3,720	166,024
Equity Inns Inc.	7,525	101,588
Equity Lifestyle Properties Inc.	2,506	112,770
Equity Office Properties Trust	57,325	1,875,101
Equity One Inc.(1)	4,846	112,670
Equity Residential	40,353	1,527,361
Essex Property Trust Inc.(1)	3,306	297,540
Extra Space Storage Inc.(1)	5,320	81,822
Federal Realty Investment Trust(1)	7,436	453,075
FelCor Lodging Trust Inc.(2)	6,952	105,323
Fieldstone Investment Corp.	6,810	79,405
First Industrial Realty Trust Inc.(1)	5,862	234,773
First Potomac Realty Trust	1,953	50,192
Gables Residential Trust	4,129	180,231
General Growth Properties Inc.(1)	24,974	1,122,082
Getty Realty Corp.	2,648	76,209
Glenborough Realty Trust Inc.	4,655	89,376
Glimcher Realty Trust(1)	5,225	127,856
Global Signal Inc.	2,127	95,162
GMH Communities Trust	4,112	60,323
Government Properties Trust Inc.	2,183	21,393
Gramercy Capital Corp.	2,029	48,615
Health Care Property Investors Inc.(1)	19,032	513,674
Health Care REIT Inc.	7,412	274,911
Healthcare Realty Trust Inc.(1)	6,661	267,373

Heritage Property Investment Trust Inc.	3,978	139,230
Hersha Hospitality Trust	1,947	19,334
Highland Hospitality Corp.	5,226	53,619
Highwoods Properties Inc.	7,531	222,240
Home Properties Inc.	4,564	179,137
HomeBanc Corp.	7,526	58,101
Hospitality Properties Trust	10,085	432,243
Host Marriott Corp.(1)	49,361	834,201
HRPT Properties Trust	28,286	351,029
Impac Mortgage Holdings Inc.(1)	10,768	132,016
Inland Real Estate Corp.	8,877	139,014
Innkeepers USA Trust	5,513	85,176
Investors Real Estate Trust	6,624	62,928
iStar Financial Inc.	15,684	634,104
JER Investors Trust Inc.(2)	859	15,514
Kilroy Realty Corp.(1)	4,034	226,025
Kimco Realty Corp.	27,736	871,465
Kite Realty Group Trust	2,618	39,061
KKR Financial Corp.(2)	4,287	95,343
LaSalle Hotel Properties	4,104	141,383
Lexington Corporate Properties Trust	7,025	165,439
Liberty Property Trust(1)	12,188	518,478
LTC Properties Inc.	2,883	61,120
Luminent Mortgage Capital Inc.	4,742	35,802
Macerich Co. (The)	8,283	537,898
Mack-Cali Realty Corp.	8,566	384,956
Maguire Properties Inc.(1)	4,979	149,619
Medical Properties Trust Inc.	1,000	9,800
Meristar Hospitality Corp.(2)	12,236	111,715
MFA Mortgage Investments Inc.	11,432	70,078
Mid-America Apartment Communities Inc.	2,524	117,391
Mills Corp.	7,848	432,268
MortgageIT Holdings Inc.	3,366	47,865
National Health Investors Inc.	3,298	91,058
National Health Realty Inc.	1,055	20,478
Nationwide Health Properties Inc.	9,549	222,492
New Century Financial Corp.(1)	6,765	245,367
New Plan Excel Realty Trust Inc.(1)	14,507	332,936
Newcastle Investment Corp.	6,029	168,209
NorthStar Realty Finance Corp.	1,885	17,700
Novastar Financial Inc.(1)	3,906	128,859
Omega Healthcare Investors Inc.	6,927	96,424
One Liberty Properties Inc.	664	13,220
Origen Financial Inc.	1,480	11,204
Pan Pacific Retail Properties Inc.	5,716	376,684
Parkway Properties Inc.	2,073	97,265
Pennsylvania Real Estate Investment Trust	4,931	207,990
Post Properties Inc.	5,803	216,162
Prentiss Properties Trust(1)	6,447	261,748
ProLogis	34,070	1,509,642
PS Business Parks Inc.(1)	2,333	106,851
Public Storage Inc.	11,696	783,632
RAIT Investment Trust	3,682	104,937
Ramco-Gershenson Properties Trust	2,044	59,664
Realty Income Corp.(1)	11,111	265,664
Reckson Associates Realty Corp.(1)	11,470	396,289
Redwood Trust Inc.	2,741	133,240
Regency Centers Corp.	8,913	512,052
Saul Centers Inc.	1,626	58,520
Saxon Capital Inc.	7,130	84,491
Senior Housing Properties Trust	8,396	159,524
Shurgard Storage Centers Inc. Class A	6,519	364,217
Simon Property Group Inc.	24,245	1,797,039

Sizeler Property Investors Inc.	1,910	23,187
SL Green Realty Corp.	5,867	400,012
Sovran Self Storage Inc.	2,311	113,123
Spirit Finance Corp.	9,009	101,351
Strategic Hotel Capital Inc.	5,847	106,766
Sun Communities Inc.	2,208	72,334
Sunstone Hotel Investors Inc.	3,615	88,170
Tanger Factory Outlet Centers Inc.	4,015	111,657
Taubman Centers Inc.(1)	7,024	222,661
Town & Country Trust (The)(1)	2,624	76,148
Trizec Properties Inc.	12,991	299,572
Trustreet Properties Inc.(1)	8,396	131,397
United Dominion Realty Trust Inc.(1)	19,672	466,226
Universal Health Realty Income Trust	1,710	56,858
Urstadt Biddle Properties Inc. Class A(1)	3,225	48,891
U-Store-It Trust	4,308	87,323
Ventas Inc.	14,452	465,354
Vornado Realty Trust(1)	16,927	1,466,217
Washington Real Estate Investment Trust(1)	5,952	185,167
Weingarten Realty Investors	11,111	420,551
Winston Hotels Inc.	3,637	36,370

		40,442,893
RETAIL—5.86%
Abercrombie & Fitch Co. Class A	12,310	613,654
AC Moore Arts & Crafts Inc.(1)(2)	2,114	40,547
Advance Auto Parts Inc.(2)	15,114	584,610
Aeropostale Inc.(2)	8,021	170,446
AFC Enterprises Inc.	2,148	24,788
Allion Healthcare Inc.(2)	548	9,869
American Eagle Outfitters Inc.	16,463	387,374
America’s Car-Mart Inc.(1)(2)	1,372	24,614
AnnTaylor Stores Corp.(2)	10,337	274,447
Applebee’s International Inc.	11,591	239,818
Asbury Automotive Group Inc.(1)(2)	1,347	22,939
AutoNation Inc.(2)	25,310	505,441
AutoZone Inc.(2)	7,892	657,009
Barnes & Noble Inc.	7,264	273,853
Bebe Stores Inc.	2,332	40,810
Bed Bath & Beyond Inc.(2)	41,375	1,662,448
Best Buy Co. Inc.	56,884	2,476,161
Big 5 Sporting Goods Corp.(1)	2,669	63,682
Big Lots Inc.(2)	16,394	180,170
BJ’s Restaurants Inc.(2)	1,876	38,327
BJ’s Wholesale Club Inc.(2)	9,949	276,582
Blair Corp.(1)	582	21,470
Blockbuster Inc.(1)	25,614	121,667
Bob Evans Farms Inc.(1)	4,892	111,097
Bombay Co. Inc. (The)(1)(2)	4,434	19,554
Bon-Ton Stores Inc. (The)	704	13,672
Borders Group Inc.	10,257	227,398
Brinker International Inc.(2)	12,511	469,913
Brookstone Inc.(1)(2)	2,855	56,929
Brown Shoe Co. Inc.	2,666	87,978
Buckle Inc. (The)	1,019	34,615
Buffalo Wild Wings Inc.(2)	932	24,698
Build-A-Bear Workshop Inc.(1)(2)	1,264	28,187
Burlington Coat Factory Warehouse Corp.	2,379	90,497
Cabela’s Inc. Class A(1)(2)	3,913	71,882
Cache Inc.(2)	1,523	23,195
California Pizza Kitchen Inc.(1)(2)	2,776	81,170
CarMax Inc.(2)	14,681	459,075
Casey’s General Store Inc.	7,357	170,682

Cash America International Inc.	3,960	82,170
Casual Male Retail Group Inc.(1)(2)	4,503	30,981
Cato Corp. Class A	4,110	81,912
CBRL Group Inc.	6,724	226,330
CEC Entertainment Inc.(2)	4,924	156,386
Charlotte Russe Holding Inc.(2)	1,459	19,434
Charming Shoppes Inc.(1)(2)	16,227	173,142
Cheesecake Factory (The)(1)(2)	11,211	350,232
Chico’s FAS Inc.(2)	25,573	941,086
Children’s Place Retail Stores Inc. (The)(2)	2,778	99,008
Christopher & Banks Corp.(1)	5,481	76,021
Circuit City Stores Inc.	26,636	457,074
Citi Trends Inc.(2)	599	13,076
CKE Restaurants Inc.	8,207	108,168
Claire’s Stores Inc.	12,468	300,853
Coldwater Creek Inc.(1)(2)	4,936	124,486
Conn’s Inc.(2)	727	20,152
Copart Inc.(2)	9,644	230,202
Cost Plus Inc.(1)(2)	3,090	56,084
Costco Wholesale Corp.	67,359	2,902,499
CSK Auto Corp.(2)	6,318	94,012
CVS Corp.	114,106	3,310,215
Darden Restaurants Inc.	22,073	670,357
Dave & Buster’s Inc.(1)(2)	1,736	23,176
Deb Shops Inc.	572	12,435
Denny’s Corp.(2)	12,555	52,103
Design Within Reach Inc.(2)	1,219	11,008
Dick’s Sporting Goods Inc.(1)(2)	4,896	147,419
Dillard’s Inc. Class A(1)	9,081	189,611
Dollar General Corp.(1)	46,193	847,180
Dollar Tree Stores Inc.(2)	15,813	342,351
Domino’s Pizza Inc.(1)	4,488	104,660
Dress Barn Inc.(1)(2)	2,767	62,977
DSW Inc. Class A(2)	803	17,024
Electronics Boutique Holdings Corp.(2)	1,702	106,954
Family Dollar Stores Inc.	23,486	466,667
Federated Department Stores Inc.	36,455	2,437,746
Finish Line Inc. (The)	5,942	86,694
First Cash Inc.(2)	1,442	37,953
Foot Locker Inc.	22,207	487,222
Fred’s Inc.(1)	5,788	72,408
GameStop Corp. Class B(2)	6,406	181,866
Gap Inc. (The)	83,767	1,460,059
Genesco Inc.(1)(2)	3,152	117,380
Golf Galaxy Inc.(2)	626	9,978
Goody’s Family Clothing Inc.(1)	2,785	21,082
Group 1 Automotive Inc.(2)	2,729	75,320
Guitar Center Inc.(1)(2)	3,747	206,872
Haverty Furniture Companies Inc.	2,555	31,248
Hibbet Sporting Goods Inc.(2)	5,160	114,810
Home Depot Inc.	303,409	11,572,019
Hot Topic Inc.(2)	6,296	96,707
IHOP Corp.(1)	2,801	114,113
Insight Enterprises Inc.(1)(2)	7,106	132,172
Jack in the Box Inc.(1)(2)	5,320	159,121
Jill (J.) Group Inc. (The)(2)	2,653	41,970
Jo-Ann Stores Inc.(2)	3,188	55,152
Joseph A. Bank Clothiers Inc.(2)	1,687	72,912
Kenneth Cole Productions Inc. Class A(1)	1,083	29,555
Kohl’s Corp.(2)	43,071	2,161,303
Krispy Kreme Doughnuts Inc.(1)(2)	8,258	51,695
Landry’s Restaurants Inc.(1)	2,364	69,265
Limited Brands Inc.(1)	48,649	993,899

Linens’n Things Inc.(1)(2)	6,497	173,470
Lithia Motors Inc. Class A(1)	2,007	58,163
Lone Star Steakhouse & Saloon Inc.	2,459	63,934
Longs Drug Stores Corp.(1)	4,202	180,224
Lowe’s Companies Inc.	108,858	7,010,455
Luby’s Inc.(2)	3,091	40,368
MarineMax Inc.(2)	1,744	44,455
McCormick & Schmick’s Seafood Restaurants Inc.(2)	626	13,221
McDonald’s Corp.	178,175	5,967,081
Men’s Wearhouse Inc. (The)(2)	6,849	182,868
Michaels Stores Inc.	19,234	635,876
Movado Group Inc.	2,594	48,560
Movie Gallery Inc.(1)	3,365	34,962
MSC Industrial Direct Co. Inc. Class A	6,526	216,467
Neiman-Marcus Group Inc. Class A(1)	5,849	584,608
New York & Co. Inc.(2)	1,450	23,780
99 Cents Only Stores(1)(2)	6,914	63,955
Nordstrom Inc.	30,942	1,061,929
Nu Skin Enterprises Inc. Class A(1)	7,657	145,866
O’Charley’s Inc.(2)	3,105	44,433
Office Depot Inc.(2)	44,444	1,319,987
OfficeMax Inc.	9,969	315,718
O’Reilly Automotive Inc.(2)	14,048	395,873
Outback Steakhouse Inc.(1)	9,053	331,340
P.F. Chang’s China Bistro Inc.(1)(2)	3,707	166,185
Pacific Sunwear of California Inc.(2)	10,969	235,175
Panera Bread Co. Class A(2)	3,976	203,492
Pantry Inc. (The)(2)	2,167	80,981
Papa John’s International Inc.(2)	1,590	79,691
Party City Corp.(2)	1,713	28,984
Payless ShoeSource Inc.(2)	9,879	171,895
Penney (J.C.) Co. Inc.	32,107	1,522,514
Pep Boys-Manny, Moe & Jack Inc.(1)	8,156	112,879
PETCO Animal Supplies Inc.(2)	7,819	165,450
PETsMART Inc.	20,549	447,557
Pier 1 Imports Inc.	12,567	141,630
RadioShack Corp.(1)	21,944	544,211
Rare Hospitality International Inc.(1)(2)	4,828	124,080
Red Robin Gourmet Burgers Inc.(1)(2)	1,915	87,784
Regis Corp.(1)	6,398	241,972
Restoration Hardware Inc.(2)	3,053	19,295
Retail Ventures Inc.(1)(2)	2,419	26,561
Rite Aid Corp.(2)	73,391	284,757
Ross Stores Inc.	21,177	501,895
Ruby Tuesday Inc.(1)	9,431	205,219
Rush Enterprises Inc. Class A(2)	2,927	44,725
Ruth’s Chris Steak House(2)	913	16,781
Ryan’s Restaurant Group Inc.(2)	5,962	69,577
Saks Inc.(2)	17,936	331,816
School Specialty Inc.(2)	3,273	159,657
Sears Holdings Corp.(2)	13,996	1,741,382
Select Comfort Corp.(1)(2)	4,947	98,841
7-Eleven Inc.(2)	3,703	131,864
Sharper Image Corp.(1)(2)	1,585	19,971
Shoe Carnival Inc.(2)	922	14,669
ShopKo Stores Inc.(2)	3,949	100,778
Smart & Final Inc.(2)	1,661	21,493
Sonic Automotive Inc.	4,125	91,658
Sonic Corp.(2)	8,579	234,636
Sports Authority Inc. (The)(2)	3,530	103,923
Stage Stores Inc.(1)	3,822	102,697
Staples Inc.	103,598	2,208,709

Starbucks Corp.(2)	55,004	2,755,700
Steak n Shake Co. (The)(2)	3,728	67,663
Stein Mart Inc.	3,424	69,507
Syms Corp.	682	9,132
Systemax Inc.(2)	954	6,716
Talbots Inc. (The)(1)	3,100	92,752
Target Corp.	124,482	6,464,350
TBC Corp.(2)	3,007	103,711
Texas Roadhouse Inc. Class A(2)	5,942	88,536
Tiffany & Co.(1)	20,349	809,280
TJX Companies Inc.	67,634	1,385,144
Too Inc.(2)	4,784	131,225
Tractor Supply Co.(1)(2)	4,470	204,056
Trans World Entertainment Corp.(2)	2,753	21,721
Triarc Companies Inc. Class B(1)	6,226	95,071
Tuesday Morning Corp.(1)	3,790	98,047
United Auto Group Inc.	3,766	124,429
Urban Outfitters Inc.(1)(2)	15,144	445,234
Walgreen Co.	143,718	6,244,547
Wal-Mart Stores Inc.	353,991	15,511,886
Wendy’s International Inc.	16,264	734,320
West Marine Inc.(1)(2)	2,055	30,373
Wet Seal Inc. Class A(1)(2)	4,561	20,525
Williams-Sonoma Inc.(1)(2)	16,242	622,881
Wilsons The Leather Experts Inc.(2)	1,438	8,772
World Fuel Services Corp.	3,309	107,377
Yum! Brands Inc.	40,752	1,972,804
Zale Corp.(1)(2)	7,156	194,500
Zumiez Inc.(2)	316	10,311

		112,752,781
SAVINGS & LOANS—0.75%
Anchor BanCorp Wisconsin Inc.	3,062	90,268
Astoria Financial Corp.(1)	13,822	365,177
BankAtlantic Bancorp Inc. Class A	5,848	99,358
BankUnited Financial Corp. Class A	3,700	84,619
Berkshire Hills Bancorp Inc.	1,110	37,740
Beverly Hills Bancorp Inc.	2,128	21,833
BFC Financial Corp. Class A(2)	2,363	16,494
Brookline Bancorp Inc.(1)	8,295	131,227
Capitol Federal Financial(1)	3,063	104,816
Charter Financial Corp.(1)	472	16,090
Clifton Savings Bancorp Inc.	1,508	15,532
Commercial Capital Bancorp Inc.	6,170	104,890
Commercial Federal Corp.	5,340	182,308
Dime Community Bancshares(1)	3,855	56,746
Downey Financial Corp.	2,865	174,479
Fidelity Bankshares Inc.(1)	3,150	96,233
First Defiance Financial Corp.(1)	692	18,982
First Financial Holdings Inc.	1,688	51,855
First Niagara Financial Group Inc.(1)	16,927	244,426
First Place Financial Corp.	1,702	37,733
FirstFed Financial Corp.(2)	2,344	126,131
Flagstar Bancorp Inc.(1)	4,888	78,697
Flushing Financial Corp.	2,363	38,682
Franklin Bank Corp. (Texas)(2)	2,368	38,243
Golden West Financial Corp.	35,752	2,123,311
Harbor Florida Bancshares Inc.(1)	2,863	103,841
Horizon Financial Corp.	1,665	36,630
Hudson City Bancorp Inc.	83,770	996,863
Independence Community Bank Corp.	11,914	406,148
ITLA Capital Corp.(2)	783	41,100
Kearny Financial Corp.	2,961	37,013

KNBT Bancorp Inc.	4,818	75,016
MAF Bancorp Inc.	4,562	187,042
NASB Financial Inc.	395	15,800
New York Community Bancorp Inc.(1)	37,586	616,410
NewAlliance Bancshares Inc.	16,120	235,997
Northwest Bancorp Inc.(1)	2,825	60,031
OceanFirst Financial Corp.(1)	1,081	26,095
Partners Trust Financial Group Inc.(1)	7,023	80,905
PennFed Financial Services Inc.(1)	1,192	21,790
People’s Bank	8,400	243,432
PFF Bancorp Inc.	2,535	76,709
Provident Financial Holdings Inc.	899	25,217
Provident Financial Services Inc.(1)	9,877	173,835
Provident New York Bancorp	5,848	68,246
Rockville Financial Inc.(2)	809	10,792
Sound Federal Bancorp Inc.	1,030	17,211
Sovereign Bancorp Inc.(1)	51,322	1,131,137
Sterling Financial Corp. (Washington)(1)	5,080	114,554
TierOne Corp.	2,687	70,695
United Community Financial Corp.(1)	3,856	43,264
United Financial Bancorp Inc.(2)	854	9,488
Washington Federal Inc.(1)	12,382	279,338
Washington Mutual Inc.	122,269	4,795,390
Westfield Financial Inc.	502	11,797
WSFS Financial Corp.	908	53,472

		14,421,128
SEMICONDUCTORS—3.24%
Actel Corp.(2)	3,299	47,704
ADE Corp.(2)	1,457	32,753
Advanced Analogic Technologies Inc.(2)	824	9,221
Advanced Micro Devices Inc.(2)	55,945	1,409,814
Agere Systems Inc.(2)	25,544	265,913
Altera Corp.(1)(2)	52,794	1,008,893
AMIS Holdings Inc.(1)(2)	5,490	65,111
Amkor Technology Inc.(2)	13,427	58,810
Analog Devices Inc.(1)	52,042	1,932,840
Applied Materials Inc.(1)	234,946	3,984,684
Applied Micro Circuits Corp.(1)(2)	43,479	130,437
Asyst Technologies Inc.(2)	6,080	28,333
Atmel Corp.(2)	60,785	125,217
ATMI Inc.(1)(2)	5,414	167,834
August Technology Corp.(1)(2)	2,091	22,311
Axcelis Technologies Inc.(1)(2)	14,624	76,337
Broadcom Corp. Class A(2)	38,830	1,821,515
Brooks Automation Inc.(1)(2)	6,409	85,432
Cabot Microelectronics Corp.(1)(2)	3,620	106,356
Cirrus Logic Inc.(2)	12,422	94,283
Cohu Inc.	3,173	75,041
Conexant Systems Inc.(2)	64,494	115,444
Credence Systems Corp.(1)(2)	11,760	93,845
Cree Inc.(1)(2)	10,473	262,034
Cypress Semiconductor Corp.(1)(2)	18,502	278,455
Diodes Inc.(1)(2)	1,112	40,321
DSP Group Inc.(2)	4,334	111,210
EMCORE Corp.(1)(2)	5,335	32,650
Emulex Corp.(1)(2)	11,964	241,792
Entegris Inc.(2)	16,089	181,806
Exar Corp.(2)	5,910	82,858
Fairchild Semiconductor International Inc. Class A(2)	17,279	256,766
FormFactor Inc.(1)(2)	4,598	104,926
Freescale Semiconductor Inc. Class B(1)(2)	56,679	1,336,491

Genesis Microchip Inc.(2)	4,718	103,560
Helix Technology Corp.	3,804	56,109
Hittite Microwave Corp.(2)	485	9,821
Integrated Device Technology Inc.(2)	27,895	299,592
Integrated Silicon Solution Inc.(1)(2)	5,214	43,798
Intel Corp.	867,034	21,372,388
International Rectifier Corp.(1)(2)	9,494	427,990
Intersil Corp. Class A	21,355	465,112
IXYS Corp.(2)	2,803	29,600
KLA-Tencor Corp.	27,891	1,359,965
Kopin Corp.(2)	10,267	71,356
Kulicke & Soffa Industries Inc.(2)	7,546	54,709
Lam Research Corp.(2)	19,425	591,880
Lattice Semiconductor Corp.(1)(2)	16,872	72,212
Leadis Technology Inc.(2)	2,258	15,467
Linear Technology Corp.	43,046	1,618,099
LSI Logic Corp.(2)	54,856	540,332
LTX Corp.(2)	8,173	34,490
Mattson Technology Inc.(2)	5,548	41,665
Maxim Integrated Products Inc.	46,255	1,972,776
MEMC Electronic Materials Inc.(2)	19,427	442,741
Micrel Inc.(2)	9,252	103,900
Microchip Technology Inc.	29,356	884,203
Micron Technology Inc.(2)	82,680	1,099,644
Microsemi Corp.(1)(2)	8,560	218,622
Microtune Inc.(2)	7,270	45,292
MIPS Technologies Inc. Class A(2)	6,159	42,066
MKS Instruments Inc.(2)	4,344	74,847
Monolithic Power Systems Inc.(2)	1,875	15,919
National Semiconductor Corp.	49,122	1,291,909
NetLogic Microsystems Inc.(2)	1,505	32,493
Novellus Systems Inc.	17,979	450,913
NVIDIA Corp.(1)(2)	23,818	816,481
OmniVision Technologies Inc.(1)(2)	8,141	102,739
ON Semiconductor Corp.(2)	20,208	104,475
Pericom Semiconductor Corp.(2)	3,252	28,748
Photronics Inc.(1)(2)	5,634	109,300
Pixelworks Inc.(1)(2)	5,633	37,121
PLX Technology Inc.(2)	3,344	27,889
PMC-Sierra Inc.(2)	24,841	218,849
PortalPlayer Inc.(1)(2)	2,160	59,249
Power Integrations Inc.(1)(2)	4,122	89,654
QLogic Corp.(2)	12,957	443,129
Rambus Inc.(1)(2)	13,333	161,329
Rudolph Technologies Inc.(1)(2)	1,547	20,838
Semitool Inc.(1)(2)	2,639	20,980
Semtech Corp.(1)(2)	10,799	177,860
SigmaTel Inc.(1)(2)	4,611	93,327
Silicon Image Inc.(2)	11,368	101,062
Silicon Laboratories Inc.(2)	5,862	178,146
SiRF Technology Holdings Inc.(2)	4,944	148,963
Skyworks Solutions Inc.(2)	22,040	154,721
Standard Microsystems Corp.(2)	2,798	83,688
Supertex Inc.(1)(2)	1,540	46,185
Teradyne Inc.(2)	27,867	459,806
Tessera Technologies Inc.(2)	6,215	185,891
Texas Instruments Inc.	233,640	7,920,396
TranSwitch Corp.(1)(2)	10,878	18,710
TriQuint Semiconductor Inc.(2)	19,555	68,834
Ultratech Inc.(1)(2)	3,132	48,828
Varian Semiconductor Equipment Associates Inc.(1)(2)	5,294	224,307
Veeco Instruments Inc.(1)(2)	3,361	53,910

Virage Logic Corp.(1)(2)	1,087	8,424
Vitesse Semiconductor Corp.(1)(2)	30,268	56,904
Volterra Semiconductor Corp.(1)(2)	1,570	19,264
Xilinx Inc.	49,272	1,372,225
Zoran Corp.(2)	5,949	85,071

		62,318,210
SOFTWARE—3.86%
Activision Inc.(2)	25,236	516,076
Acxiom Corp.	12,414	232,390
Adobe Systems Inc.	68,891	2,056,396
Advent Software Inc.(2)	3,214	86,585
Allscripts Healthcare Solutions Inc.(1)(2)	4,230	76,225
Altiris Inc.(2)	3,072	46,971
American Reprographics Co.(2)	1,790	30,609
AMICAS Inc.(2)	6,307	34,058
ANSYS Inc.(2)	4,320	166,277
Aspen Technology Inc.(2)	4,931	30,819
Atari Inc.(2)	5,027	7,239
Autodesk Inc.	32,081	1,489,842
Automatic Data Processing Inc.	81,992	3,528,936
Avid Technology Inc.(2)	5,726	237,056
BEA Systems Inc.(2)	50,266	451,389
Blackbaud Inc.	992	14,057
Blackboard Inc.(2)	2,571	64,301
BMC Software Inc.(2)	31,572	666,169
Borland Software Corp.(2)	11,621	67,634
Bottomline Technologies Inc.(2)	2,115	31,915
CCC Information Services Group Inc.(2)	953	24,902
Cerner Corp.(1)(2)	4,132	359,195
Certegy Inc.	8,009	320,520
Citrix Systems Inc.(2)	24,065	604,994
Computer Associates International Inc.	65,379	1,818,190
Computer Programs & Systems Inc.	1,081	37,338
Compuware Corp.(2)	54,914	521,683
Concur Technologies Inc.(2)	3,420	42,305
CSG Systems International Inc.(2)	7,508	162,999
Dendrite International Inc.(2)	5,716	114,834
Digi International Inc.(2)	3,323	35,656
Dun & Bradstreet Corp.(2)	9,596	632,089
Eclipsys Corp.(2)	4,924	87,844
eFunds Corp.(2)	6,234	117,386
Electronic Arts Inc.(2)	43,427	2,470,562
Emageon Inc.(2)	1,429	19,377
Epicor Software Corp.(2)	6,792	88,296
EPIQ Systems Inc.(1)(2)	2,002	43,684
Fair Isaac Corp.(1)	9,519	426,451
FalconStor Software Inc.(1)(2)	3,984	24,143
FileNET Corp.(2)	6,010	167,679
First Data Corp.	109,639	4,385,560
Fiserv Inc.(1)(2)	26,919	1,234,775
Global Payments Inc.	4,635	360,232
Hyperion Solutions Corp.(2)	5,712	277,889
IDX Systems Corp.(2)	3,405	147,028
IMS Health Inc.	31,905	803,049
Infocrossing Inc.(1)(2)	2,469	22,690
Informatica Corp.(1)(2)	12,627	151,777
infoUSA Inc.	4,255	45,188
InPhonic Inc.(1)(2)	1,959	26,936
Inter-Tel Inc.(1)	2,786	58,506
InterVideo Inc.(2)	889	8,917
Intuit Inc.(2)	23,201	1,039,637
JDA Software Group Inc.(2)	3,877	58,853

Keane Inc.(1)(2)	7,127	81,462
Lawson Software Inc.(1)(2)	8,547	59,316
Majesco Holdings Inc.(2)	1,216	1,617
ManTech International Corp. Class A(2)	2,592	68,455
MapInfo Corp.(2)	3,141	38,477
Mercury Interactive Corp.(2)	12,230	484,308
Micromuse Inc.(2)	10,221	80,541
Microsoft Corp.	1,300,459	33,460,810
MicroStrategy Inc. Class A(1)(2)	1,962	137,909
Midway Games Inc.(1)(2)	2,616	39,737
MoneyGram International Inc.(1)	12,465	270,615
MRO Software Inc.(1)(2)	2,638	44,424
NAVTEQ Corp.(2)	12,572	627,971
NDCHealth Corp.	4,838	91,535
NetIQ Corp.(2)	8,014	98,091
Novell Inc.(2)	53,490	398,501
Open Solutions Inc.(2)	2,568	56,034
Oracle Corp.(2)	531,908	6,590,340
Packeteer Inc.(2)	4,885	61,307
Parametric Technology Corp.(2)	38,832	270,659
PDF Solutions Inc.(1)(2)	2,509	41,649
Pegasystems Inc.(1)(2)	2,538	15,203
Per-Se Technologies Inc.(1)(2)	3,421	70,678
Phase Forward Inc.(2)	2,543	27,795
Phoenix Technologies Ltd.(2)	2,481	18,682
Pixar Inc.(2)	7,552	336,140
Progress Software Corp.(1)(2)	4,939	156,912
QAD Inc.	1,745	14,466
Quality Systems Inc.	1,052	72,683
Quest Software Inc.(2)	9,093	137,032
Red Hat Inc.(1)(2)	24,743	524,304
Renaissance Learning Inc.	851	15,148
Salesforce.com Inc.(2)	9,610	222,183
ScanSoft Inc.(1)(2)	12,550	66,892
Schawk Inc.	1,573	31,444
SeaChange International Inc.(2)	3,160	20,098
SEI Investments Co.	9,050	340,099
SERENA Software Inc.(2)	3,871	77,149
Siebel Systems Inc.	72,634	750,309
SPSS Inc.(1)(2)	2,546	61,104
SS&C Technologies Inc.	2,070	75,845
SSA Global Technologies Inc.(2)	811	14,274
Sybase Inc.(1)(2)	12,529	293,429
SYNNEX Corp.(2)	1,158	19,501
Take-Two Interactive Software Inc.(1)(2)	10,231	226,003
THQ Inc.(1)(2)	8,784	187,275
Total System Services Inc.	5,349	124,685
Transaction Systems Architects Inc. Class A(2)	5,406	150,557
Trident Microsystems Inc.(1)(2)	3,425	108,949
Ulticom Inc.(2)	1,579	17,416
Ultimate Software Group Inc.(1)(2)	3,125	57,563
Unica Corp.(2)	866	9,509
VeriFone Holdings Inc.(2)	3,441	69,199
Verint Systems Inc.(2)	1,819	74,470
Wind River Systems Inc.(2)	9,874	127,671
Witness Systems Inc.(1)(2)	3,290	68,728

		74,163,261
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(1)(2)	2,077	90,038

		90,038

TELECOMMUNICATIONS—5.63%
Adaptec Inc.(2)	15,803	60,525
ADC Telecommunications Inc.(2)	16,256	371,612
ADTRAN Inc.	9,284	292,446
Aeroflex Inc.(2)	10,360	96,970
Airspan Networks Inc.(2)	4,714	23,711
Alamosa Holdings Inc.(2)	18,625	318,674
Alaska Communications Systems Group Inc.(1)	1,830	20,935
Alltel Corp.	48,763	3,174,959
American Tower Corp. Class A(1)(2)	56,040	1,398,198
Anaren Inc.(2)	2,374	33,473
Andrew Corp.(2)	22,774	253,930
Anixter International Inc.(2)	4,462	179,952
Applied Signal Technology Inc.	1,478	28,200
Arris Group Inc.(2)	14,721	174,591
AT&T Corp.	112,648	2,230,430
Atheros Communications Inc.(2)	4,888	47,707
Avaya Inc.(2)	66,916	689,235
BellSouth Corp.	257,382	6,769,147
Black Box Corp.(1)	2,259	94,788
Broadwing Corp.(1)(2)	7,455	37,200
C-COR Inc.(2)	6,529	44,071
Centennial Communications Corp.(2)	2,455	36,776
CenturyTel Inc.	18,617	651,223
CIENA Corp.(2)	78,989	208,531
Cincinnati Bell Inc.(1)(2)	33,510	147,779
Cisco Systems Inc.(2)	908,493	16,289,279
Citizens Communications Co.	48,178	652,812
Commonwealth Telephone Enterprises Inc.(1)	3,105	117,059
CommScope Inc.(2)	7,645	132,564
Comtech Telecommunications Corp.(1)(2)	2,950	122,337
Comverse Technology Inc.(2)	28,040	736,611
Consolidated Communications Holdings Inc.(2)	1,101	14,974
Corning Inc.(2)	200,318	3,872,147
Crown Castle International Corp.(2)	30,800	758,604
CT Communications Inc.	2,239	27,696
Ditech Communications Corp.(2)	4,132	27,850
Dobson Communications Corp. Class A(1)(2)	15,585	119,693
Endwave Corp.(1)(2)	784	10,114
Essex Corp.(2)	2,015	43,665
Extreme Networks Inc.(2)	16,054	71,440
FairPoint Communications Inc.	3,454	50,532
Finisar Corp.(1)(2)	25,102	34,390
Foundry Networks Inc.(2)	17,263	219,240
General Communication Inc. Class A(1)(2)	7,867	77,883
Glenayre Technologies Inc.(2)	7,113	25,536
GlobeTel Communications Corp.(1)(2)	6,020	8,729
Golden Telecom Inc.(1)	3,068	96,857
Harmonic Inc.(2)	10,165	59,160
Harris Corp.	19,072	797,210
Hungarian Telephone and Cable Corp.(2)	522	7,820
Hypercom Corp.(2)	6,553	42,726
IDT Corp. Class B(1)(2)	8,622	105,102
InterDigital Communications Corp.(1)(2)	8,036	157,827
Intrado Inc.(1)(2)	2,093	37,737
Iowa Telecommunications Services Inc.	2,733	45,969
Ixia(2)	4,152	61,076
JAMDAT Mobile Inc.(1)(2)	1,363	28,623
JDS Uniphase Corp.(2)	214,932	477,149
Juniper Networks Inc.(2)	76,504	1,820,030
Level 3 Communications Inc.(1)(2)	97,722	226,715
Lucent Technologies Inc.(1)(2)	621,907	2,021,198
MasTec Inc.(2)	3,339	36,395
MCI Inc.	39,469	1,001,329

Motorola Inc.	344,693	7,614,268
MRV Communications Inc.(1)(2)	16,055	34,197
NETGEAR Inc.(1)(2)	4,492	108,078
NeuStar Inc. Class A(2)	2,795	89,412
Newport Corp.(1)(2)	5,296	73,773
Nextel Partners Inc. Class A(2)	21,437	538,069
NII Holdings Inc. Class B(2)	8,773	740,880
North Pittsburgh Systems Inc.	2,220	45,310
Novatel Wireless Inc.(1)(2)	3,347	48,431
NTL Inc.(2)	10,481	700,131
Oplink Communications Inc.(2)	16,902	25,691
Optical Communication Products Inc.(2)	1,767	3,322
PanAmSat Holding Corp.	7,083	171,409
Plantronics Inc.	6,879	211,942
Polycom Inc.(2)	14,093	227,884
Powerwave Technologies Inc.(1)(2)	14,132	183,575
Preformed Line Products Co.	255	12,036
Premiere Global Services Inc.(2)	9,797	80,139
Price Communications Corp.(1)(2)	6,223	102,368
QUALCOMM Inc.	229,611	10,275,092
Qwest Communications International Inc.(1)(2)	211,989	869,155
RCN Corp.(1)(2)	2,840	60,265
RF Micro Devices Inc.(1)(2)	27,052	152,844
SafeNet Inc.(1)(2)	3,414	123,962
SBA Communications Corp.(2)	10,273	158,718
SBC Communications Inc.	464,266	11,128,456
Scientific-Atlanta Inc.	21,728	815,017
Shenandoah Telecommunications Co.	1,031	42,467
Sonus Networks Inc.(2)	34,991	202,948
SpectraLink Corp.(1)	2,938	37,460
Sprint Nextel Corp.	391,416	9,307,872
SureWest Communications(1)	2,257	64,731
Sycamore Networks Inc.(2)	24,767	93,372
Symmetricom Inc.(1)(2)	5,804	44,923
Syniverse Holdings Inc.(2)	2,390	36,806
TALK America Holdings Inc.(1)(2)	3,671	34,618
Tekelec(1)(2)	7,700	161,315
Telephone & Data Systems Inc.	15,268	595,452
Telewest Global Inc.(2)	34,448	790,582
Telkonet Inc.(1)(2)	3,209	12,579
Tellabs Inc.(2)	63,168	664,527
Terayon Communication Systems Inc.(2)	9,270	36,153
3Com Corp.(1)(2)	55,651	227,056
Time Warner Telecom Inc. Class A(1)(2)	7,711	60,146
UbiquiTel Inc.(2)	10,480	91,595
United States Cellular Corp.(2)	2,157	115,227
USA Mobility Inc.(2)	3,559	96,022
UTStarcom Inc.(1)(2)	13,934	113,841
Valor Communications Group Inc.	4,061	55,351
Verizon Communications Inc.	388,930	12,714,122
Viasat Inc.(1)(2)	3,110	79,772
West Corp.(2)	2,728	102,000
Westell Technologies Inc. Class A(2)	6,863	24,981
Wireless Facilities Inc.(1)(2)	7,044	40,855
Zhone Technologies Inc.(1)(2)	9,932	25,923

		108,288,261
TEXTILES—0.08%
Angelica Corp.	1,121	20,010
Cintas Corp.	19,709	809,054
Dixie Group Inc.(2)	993	15,828
G&K Services Inc. Class A(1)	2,565	101,035
Innovo Group Inc.(2)	2,249	4,431

Mohawk Industries Inc.(2)	7,421	595,535
UniFirst Corp.	1,133	39,734

		1,585,627
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	22,289	437,979
Jakks Pacific Inc.(1)(2)	3,773	61,236
LeapFrog Enterprises Inc.(1)(2)	4,470	66,022
Marvel Entertainment Inc.(1)(2)	9,482	169,443
Mattel Inc.(1)	57,946	966,539
RC2 Corp.(2)	2,373	80,112
Topps Co. (The)	5,413	44,441

		1,825,772
TRANSPORTATION—1.35%
ABX Air Inc.(2)	7,128	58,450
Alexander & Baldwin Inc.(1)	6,186	329,343
Arkansas Best Corp.	3,469	120,964
Burlington Northern Santa Fe Corp.	53,101	3,175,440
CH Robinson Worldwide Inc.	12,060	773,287
CNF Inc.	7,407	388,868
Covenant Transport Inc. Class A(2)	1,079	13,056
CSX Corp.	30,535	1,419,267
Dynamex Inc.(2)	1,118	17,486
EGL Inc.(2)	5,546	150,574
Expeditors International Washington Inc.(1)	15,056	854,880
FedEx Corp.	42,554	3,707,730
Florida East Coast Industries Inc.(1)	4,577	207,292
Forward Air Corp.(1)	4,734	174,401
Frozen Food Express Industries Inc.(2)	2,184	22,910
Genesee & Wyoming Inc. Class A(1)(2)	2,970	94,149
GulfMark Offshore Inc.(2)	2,181	70,381
Heartland Express Inc.	6,424	130,664
Hub Group Inc. Class A(2)	2,589	95,042
Hunt (J.B.) Transport Services Inc.(1)	16,118	306,403
Kansas City Southern Industries Inc.(2)	11,777	274,522
Kirby Corp.(1)(2)	3,094	152,936
Knight Transportation Inc.(1)	5,043	122,847
Laidlaw International Inc.	14,157	342,175
Landstar System Inc.	8,466	338,894
Maritrans Inc.	1,183	37,856
Marten Transport Ltd.(2)	1,430	36,179
Norfolk Southern Corp.	56,747	2,301,658
Offshore Logistics Inc.(2)	3,310	122,470
Old Dominion Freight Line Inc.(1)(2)	2,598	87,007
Overseas Shipholding Group Inc.	4,091	238,628
P.A.M. Transportation Services Inc.(2)	1,042	16,839
Pacer International Inc.(1)	5,249	138,364
RailAmerica Inc.(1)(2)	5,332	63,451
Ryder System Inc.	9,381	321,018
SCS Transportation Inc.(2)	2,119	33,289
SIRVA Inc.(2)	2,632	19,635
Swift Transportation Co. Inc.(1)(2)	6,296	111,439
U.S. Xpress Enterprises Inc. Class A(2)	944	11,007
Union Pacific Corp.	36,983	2,651,681
United Parcel Service Inc. Class B	86,238	5,961,633
Universal Truckload Services Inc.(2)	678	12,597
USA Truck Inc.(2)	914	23,124
Werner Enterprises Inc.	6,994	120,926
Yellow Roadway Corp.(2)	8,154	337,739

		25,988,501

TRUCKING & LEASING—0.02%
AMERCO	1,404	81,699
GATX Corp.(1)	6,224	246,159
Greenbrier Companies Inc. (The)	924	30,714
Interpool Inc.(1)	749	13,669

		372,241
WATER—0.05%
American States Water Co.(1)	2,308	77,226
Aqua America Inc.(1)	13,348	507,491
California Water Service Group(1)	2,567	105,760
Connecticut Water Service Inc.(1)	1,122	27,736
Middlesex Water Co.(1)	1,553	34,865
PICO Holdings Inc.(2)	1,250	43,925
SJW Corp.(1)	986	47,604
Southwest Water Co.	2,774	40,223

		884,830

TOTAL COMMON STOCKS (Cost: $1,871,143,424)		1,920,633,764

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.44%
CERTIFICATES OF DEPOSIT(4)—0.42%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$314,037	314,037
Bank of Nova Scotia
3.63%, 01/03/06	251,229	251,210
Credit Suisse First Boston
3.67%, 05/09/06	628,073	628,073
Danske Bank
3.70%, 10/17/05	628,073	628,066
Dexia Credit Local
3.78%, 08/30/06	314,037	313,980
Fortis Bank NY
3.83% - 3.84%, 01/25/06	942,110	942,115
HBOS Treasury Services PLC
3.39%, 12/14/05	376,844	376,844
HSBC Bank USA N.A.
3.72%, 08/03/06	314,037	314,129
Nordea Bank PLC
3.63%, 10/02/06	376,844	376,756
Royal Bank of Scotland
3.78%, 06/27/06	314,037	314,002
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	973,514	973,365
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	1,727,202	1,727,247
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	502,459	502,459
Wells Fargo Bank N.A.
3.73%, 10/06/05	345,440	345,439

		8,007,722
COMMERCIAL PAPER(4)—2.87%
Alpine Securitization Corp.
3.72%, 10/19/05	1,256,147	1,254,070

Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	6,184,243	6,169,407
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	2,099,021	2,094,134
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	2,198,257	2,197,300
Barton Capital Corp.
3.74%, 10/14/05	942,110	941,033
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	1,256,147	1,256,147
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	749,141	746,483
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	2,204,921	2,202,246
Cantabric Finance LLC
3.73%, 10/31/05	241,475	240,775
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	357,311	356,802
Chesham Finance LLC
3.68%, 10/11/05	628,073	627,560
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	473,348	472,495
CRC Funding LLC
3.78%, 10/24/05	345,440	344,679
Dorada Finance Inc.
3.76%, 01/26/06	62,807	62,053
Fairway Finance LLC
3.75%, 10/20/05	251,229	251,229
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	563,344	562,980
Ford Credit Auto Receivables
3.77%, 10/17/05	546,424	545,623
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	3,010,155	3,003,190
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	3,101,583	3,098,115
General Electric Capital Corp.
3.72%, 10/14/05	3,140,367	3,136,797
Georgetown Funding Co. LLC
3.82%, 11/02/05	1,227,438	1,223,530
Giro Funding Corp.
3.66%, 10/06/05	314,037	313,941
Grampian Funding LLC
3.84%, 01/31/06	628,073	620,034
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	314,037	314,037
HSBC PLC
3.88%, 02/03/06	188,422	185,924
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	939,164	938,270
Landale Funding LLC
3.74%, 10/17/05	1,256,147	1,254,320
Leafs LLC
3.80%, 01/20/06 - 02/21/06(5)	659,413	659,412
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	661,254	660,611
Lockhart Funding LLC
3.71%, 10/13/05	261,618	261,348
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	1,193,339	1,191,529
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	1,120,860	1,119,591
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	1,758,605	1,754,372

Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	1,197,554	1,194,710
Prudential Funding LLC
3.71%, 10/13/05	628,073	627,426
Ranger Funding Co. LLC
3.67%, 10/04/05	346,339	346,303
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	628,073	618,728
Sedna Finance Inc.
3.92%, 02/21/06	157,018	154,608
Societe Generale
3.77%, 10/07/05	814,297	813,956
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	2,570,886	2,568,096
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	1,558,049	1,556,058
Three Pillars Funding Corp.
3.65%, 10/03/05	376,844	376,844
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	913,709	911,309
Tulip Funding Corp.
3.79%, 12/01/05	282,633	280,877
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	4,710,550	4,709,399
Windmill Funding Corp.
3.78%, 10/25/05	408,248	407,305
Yorktown Capital LLC
3.75%, 10/20/05	533,862	532,917

		55,158,573
LOAN PARTICIPATIONS(4)—0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	314,037	314,037

		314,037
MEDIUM-TERM NOTES(4)—0.06%
Dorada Finance Inc.
3.93%, 07/07/06(5)	194,703	194,688
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06(5)	1,004,917	1,004,815

		1,199,503
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%(6)(7)	1,391,005	1,391,005

		1,391,005
REPURCHASE AGREEMENTS(4)—1.80%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $19,790,675 and effective yields of 3.75% - 3.88%.(8)	$19,784,312	19,784,312
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $14,921,591 and an effective yield of 3.90%.(8)	14,916,743	14,916,743

		34,701,055

TIME DEPOSITS(4)—0.18%
Chase Bank USA N.A.
3.88%, 10/03/05	684,154	684,154
Lloyds TSB Bank PLC
3.90%, 10/03/05	628,073	628,073
Rabobank Nederland NV
3.89%, 10/03/05	2,198,257	2,198,257

		3,510,484
VARIABLE & FLOATING RATE NOTES(4)—3.02%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06(5)	1,168,216	1,168,223
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	2,166,853	2,166,849
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	1,036,321	1,036,321
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	1,413,165	1,413,231
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06(5)	1,915,624	1,917,016
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06(5)	408,248	408,248
Bank of America N.A.
3.81%, 08/10/06	3,140,367	3,140,367
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06(5)	2,160,572	2,160,514
BMW US Capital LLC
3.74%, 09/15/06(5)	628,073	628,073
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	1,193,339	1,193,291
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06(5)	1,689,517	1,689,455
Commodore CDO Ltd.
3.91%, 06/13/06(5)	157,018	157,018
Credit Suisse First Boston
3.77%, 07/19/06	1,570,183	1,570,183
DEPFA Bank PLC
3.88%, 09/15/06	628,073	628,073
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06(5)	998,637	998,680
Eli Lilly Services Inc.
3.66%, 09/01/06(5)	628,073	628,073
Fairway Finance LLC
3.78%, 01/20/06	314,037	314,032
Fifth Third Bancorp
3.79%, 09/22/06(5)	1,256,147	1,256,147
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06(5)	439,651	439,658
General Electric Capital Corp.
3.80%, 10/06/06	282,633	282,893
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	157,018	157,018
Hartford Life Global Funding Trust
3.76%, 08/15/06	628,073	628,073
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06(5)	1,884,220	1,884,219
HSBC Bank USA N.A.
3.95%, 05/04/06	219,826	219,930
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06(5)	1,821,413	1,821,428
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06(5)	2,449,486	2,449,701

Lothian Mortgages PLC
3.82%, 01/24/06	628,073	628,073
Marshall & Ilsley Bank
3.90%, 02/20/06	628,073	628,363
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06(5)	1,256,147	1,256,651
Natexis Banques Populaires
3.80%, 10/16/06(5)	471,055	471,055
National City Bank (Ohio)
3.62%, 01/06/06	314,037	314,012
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06(5)	2,323,872	2,324,062
Nordea Bank AB
3.71%, 08/11/06(5)	1,099,128	1,099,128
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06(5)	2,009,835	2,009,867
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06(5)	1,708,360	1,708,360
Principal Life Income Funding Trusts
3.74%, 05/10/06	471,055	471,070
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	2,096,195	2,095,779
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06(5)	533,862	533,841
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06(5)	2,801,207	2,801,208
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06(5)	628,073	628,073
Strips III LLC
3.88%, 07/24/06(5)(9)	180,568	180,568
SunTrust Bank
3.63%, 04/28/06	942,110	942,110
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06(5)	1,400,604	1,400,461
Toyota Motor Credit Corp.
3.87%, 04/10/06	282,633	282,631
Unicredito Italiano SpA
3.80%, 06/14/06	816,495	816,294
Union Hamilton Special Funding LLC
4.00%, 03/28/06	628,073	628,073
US Bank N.A.
3.77%, 09/29/06	282,633	282,560
Wachovia Asset Securitization Inc.
3.82%, 10/25/05(5)	1,450,536	1,450,535
Wells Fargo & Co.
3.76%, 09/15/06(5)	314,037	314,065
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06(5)	1,413,165	1,413,086
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06(5)	1,607,868	1,607,819
Winston Funding Ltd.
3.71%, 10/23/05(5)	448,444	448,444
World Savings Bank
3.69%, 03/09/06	942,110	942,088

		58,034,990

TOTAL SHORT-TERM INVESTMENTS (Cost: $162,317,369)		162,317,369

TOTAL INVESTMENTS IN SECURITIES — 108.33% (Cost: $2,033,460,793)		2,082,951,133
Other Assets, Less Liabilities — (8.33)%		(160,083,130)

NET ASSETS — 100.00%		$1,922,868,003

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 5.

(2)	Non-income earning security.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(5)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(7)	The rate quoted is the annualized seven-day yield of the fund at period end.

(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.89%
ADVERTISING—0.48%
ADVO Inc.(1)	795	$24,876
Catalina Marketing Corp.	841	19,124
Donnelley (R.H.) Corp.(2)	655	41,435
Getty Images Inc.(1)(2)	1,268	109,099
Greenfield Online Inc.(2)	274	1,491
Harte-Hanks Inc.	1,556	41,125
Interpublic Group of Companies Inc.(1)(2)	9,552	111,185
Lamar Advertising Co.(2)	1,905	86,411
Marchex Inc. Class B(1)(2)	466	7,717
Omnicom Group Inc.	4,893	409,202
ValueVision Media Inc. Class A(1)(2)	368	4,177
Ventiv Health Inc.(2)	784	20,549

		876,391
AEROSPACE & DEFENSE—2.41%
AAR Corp.(1)(2)	557	9,569
Alliant Techsystems Inc.(2)	710	53,002
ARGON ST Inc.(2)	166	4,870
BE Aerospace Inc.(2)	1,475	24,441
Boeing Co. (The)	21,941	1,490,891
Curtiss-Wright Corp.	58	3,579
DRS Technologies Inc.	281	13,870
EDO Corp.	425	12,763
Engineered Support Systems Inc.	1,148	47,114
GenCorp Inc.(2)	1,311	24,450
Goodrich (B.F.) Co.	3,132	138,873
HEICO Corp.	338	7,842
Herley Industries Inc.(2)	10	186
Innovative Solutions & Support Inc.(1)(2)	421	6,538
K&F Industries Holdings Inc.(2)	289	4,835
L-3 Communications Holdings Inc.	1,798	142,168
Lockheed Martin Corp.	9,828	599,901
Moog Inc. Class A(2)	180	5,314
MTC Technologies Inc.(2)	250	7,995
Orbital Sciences Corp.(1)(2)	604	7,550
Raytheon Co.	2,595	98,662
Rockwell Collins Inc.	4,761	230,052
Teledyne Technologies Inc.(2)	838	28,886
United Industrial Corp.	270	9,652
United Technologies Corp.	27,178	1,408,908

		4,381,911
AGRICULTURE—1.16%
Alico Inc.	110	5,643
Altria Group Inc.	22,214	1,637,394
Delta & Pine Land Co.	558	14,737
Maui Land & Pineapple Co. Inc.(1)(2)	160	4,805
Monsanto Co.	5,543	347,823

Tejon Ranch Co.(2)	186	8,742
UST Inc.	2,250	94,185

		2,113,329
AIRLINES—0.18%
AirTran Holdings Inc.(1)(2)	2,348	29,726
AMR Corp.(1)(2)	4,070	45,503
Continental Airlines Inc. Class B(1)(2)	1,584	15,301
Delta Air Lines Inc.(1)(2)	1,409	1,057
ExpressJet Holdings Inc.(1)(2)	983	8,818
Frontier Airlines Inc.(2)	81	792
JetBlue Airways Corp.(1)(2)	2,368	41,677
Mesa Air Group Inc.(2)	785	6,476
Pinnacle Airlines Corp.(2)	650	4,225
Republic Airways Holdings Inc.(2)	96	1,374
SkyWest Inc.	557	14,939
Southwest Airlines Co.	10,380	154,143
World Air Holdings Inc.(2)	536	5,682

		329,713
APPAREL—0.56%
Carter’s Inc.(2)	442	25,106
Cherokee Inc.	249	8,710
Coach Inc.(2)	10,052	315,231
Columbia Sportswear Co.(1)(2)	127	5,893
Deckers Outdoor Corp.(1)(2)	327	7,868
DHB Industries Inc.(2)	710	2,975
Guess? Inc.(1)(2)	516	11,058
Gymboree Corp.(2)	178	2,428
K-Swiss Inc. Class A	543	16,057
Maidenform Brands Inc.(2)	359	4,936
Nike Inc. Class B	5,012	409,380
Oxford Industries Inc.(1)	209	9,430
Phillips-Van Heusen Corp.	811	25,157
Polo Ralph Lauren Corp.	371	18,661
Quiksilver Inc.(1)(2)	3,167	45,763
Reebok International Ltd.	299	16,914
Skechers U.S.A. Inc. Class A(2)	58	949
Timberland Co. Class A(2)	1,357	45,839
Volcom Inc.(2)	142	3,977
Warnaco Group Inc. (The)(2)	788	17,265
Wolverine World Wide Inc.	1,137	23,934

		1,017,531
AUTO MANUFACTURERS—0.24%
A.S.V. Inc.(1)(2)	524	11,869
Navistar International Corp.(2)	1,561	50,623
Oshkosh Truck Corp.	1,865	80,493
PACCAR Inc.	4,054	275,226
Wabash National Corp.	719	14,136

		432,347
AUTO PARTS & EQUIPMENT—0.09%
Accuride Corp.(2)	270	3,729
Autoliv Inc.	344	14,964
BorgWarner Inc.	458	25,859
Commercial Vehicle Group Inc.(2)	245	5,130
Goodyear Tire & Rubber Co. (The)(1)(2)	1,803	28,109
Johnson Controls Inc.	990	61,429
Keystone Automotive Industries Inc.(2)	281	8,096
Noble International Ltd.	254	6,137
Titan International Inc.	66	906
Visteon Corp.	449	4,391

		158,750

BANKS—1.03%
Amegy Bancorporation Inc.	757	17,131
Ames National Corp.	162	4,471
Arrow Financial Corp.	265	7,179
Bank of Hawaii Corp.	112	5,513
Bank of the Ozarks Inc.(1)	360	12,359
BankFinancial Corp.(2)	342	4,856
Boston Private Financial Holdings Inc.	107	2,840
Camden National Corp.	82	3,089
Capital Corp of the West	82	2,505
Capital Crossing Bank(2)	92	3,196
Cardinal Financial Corp.(2)	362	3,493
Cascade Bancorp(1)	354	7,395
Cathay General Bancorp	734	26,028
Center Financial Corp.	192	4,512
Central Coast Bancorp(1)(2)	88	1,875
City Holding Co.	98	3,504
Coastal Financial Corp.	468	7,029
CoBiz Inc.(1)	280	5,211
Colony Bankcorp Inc.	181	4,898
Columbia Bancorp	32	1,286
Commerce Bancorp Inc.(1)	3,859	118,433
Commercial Bankshares Inc.	150	5,638
Community Bancorp(2)	189	6,235
Community Banks Inc.	384	10,794
Corus Bankshares Inc.(1)	347	19,026
Cullen/Frost Bankers Inc.	118	5,822
CVB Financial Corp.(1)	996	18,526
East West Bancorp Inc.	1,366	46,499
Enterprise Financial Services Corp.	255	5,411
EuroBancshares Inc.(2)	110	1,640
Fifth Third Bancorp	922	33,865
First BanCorp (Puerto Rico)(1)	254	4,298
First Busey Corp. Class A(1)	460	8,956
First Financial Bankshares Inc.	64	2,229
First Midwest Bancorp Inc.	542	20,184
First Regional Bancorp(2)	86	6,776
First Republic Bank	124	4,369
First South Bancorp Inc.	173	5,763
First State Bancorp	35	742
Frontier Financial Corp.	86	2,494
Glacier Bancorp Inc.(1)	306	9,446
Great Southern Bancorp Inc.(1)	201	6,014
Hanmi Financial Corp.	441	7,916
Harleysville National Corp.	461	10,119
Heritage Commerce Corp.	302	6,282
Hudson United Bancorp	343	14,519
Independent Bank Corp. (Michigan)(1)	195	5,657
Investors Financial Services Corp.(1)	1,721	56,621
Macatawa Bank Corp.(1)	194	6,637
Main Street Banks Inc.	71	1,903
MB Financial Inc.	278	10,836
MBT Financial Corp.	65	1,198
Mellon Financial Corp.	899	28,741
Mercantile Bank Corp.	232	9,927
Midwest Banc Holdings Inc.	70	1,618
Nara Bancorp Inc.(1)	631	9,433
Northern Empire Bancshares(2)	120	2,990
Northern Trust Corp.	2,874	145,281
Old Second Bancorp Inc.	268	7,997
Pacific Capital Bancorp	635	21,139

Park National Corp.(1)	79	8,553
Peapack-Gladstone Financial Corp.(1)	197	5,406
Pennsylvania Commerce Bancorp Inc.(2)	173	6,173
Pinnacle Financial Partners Inc.(2)	237	5,968
Placer Sierra Bancshares	86	2,362
Preferred Bank	151	6,069
PremierWest Bancorp(2)	374	5,647
PrivateBancorp Inc.(1)	516	17,688
Republic Bancorp Inc.(1)	216	3,054
S&T Bancorp Inc.(1)	217	8,203
Sandy Spring Bancorp Inc.(1)	66	2,224
Seacoast Banking Corp. of Florida	84	1,968
Security Bank Corp.	63	1,568
Sierra Bancorp	198	4,514
Signature Bank(2)	84	2,267
Southside Bancshares Inc.	277	5,266
State Bancorp Inc.	13	233
State Financial Services Corp. Class A	150	5,478
State Street Corp.	2,601	127,241
Sterling Bancorp	157	3,534
Suffolk Bancorp(1)	274	8,743
Summit Bancshares Inc.(1)	64	1,176
SVB Financial Group(1)(2)	926	45,041
SY Bancorp Inc.(1)	190	4,518
Synovus Financial Corp.	8,155	226,057
TCF Financial Corp.	2,645	70,754
Texas Capital Bancshares Inc.(2)	470	9,940
Texas Regional Bancshares Inc. Class A	243	6,996
TriCo Bancshares	36	775
TrustCo Bank Corp. NY(1)	2,075	26,000
UCBH Holdings Inc.(1)	2,342	42,905
United Community Banks Inc.(1)	202	5,757
United Security Bancshares Inc.	190	5,214
Univest Corp. of Pennsylvania	274	7,576
USB Holding Co. Inc.	14	311
Vineyard National Bancorp	170	5,023
Virginia Commerce Bancorp Inc.(2)	349	9,451
Washington Trust Bancorp Inc.	16	435
Wells Fargo & Co.	4,475	262,101
West Bancorporation	564	10,445
Westamerica Bancorp(1)	523	27,013
Western Alliance Bancorp(2)	60	1,686
Western Sierra Bancorp(2)	80	2,755
Wilshire Bancorp Inc.	538	8,231
Wintrust Financial Corp.	540	27,140
Yardville National Bancorp(1)	170	5,992

		1,865,795
BEVERAGES—2.60%
Anheuser-Busch Companies Inc.	12,756	549,018
Boston Beer Co. Inc. Class A(2)	261	6,525
Brown-Forman Corp. Class B	1,330	79,188
Coca-Cola Bottling Co. Consolidated	93	4,551
Coca-Cola Co. (The)	34,411	1,486,211
Constellation Brands Inc.(2)	1,180	30,680
Green Mountain Coffee Roasters Inc.(2)	167	5,808
Hansen Natural Corp.(1)(2)	413	19,444
National Beverage Corp.(2)	29	225
Peet’s Coffee & Tea Inc.(1)(2)	426	13,044
Pepsi Bottling Group Inc.	981	28,008
PepsiCo Inc.	44,392	2,517,470

		4,740,172

BIOTECHNOLOGY—3.18%
Aastrom Biosciences Inc.(2)	2,046	4,808
Affymetrix Inc.(2)	1,680	77,666
Alexion Pharmaceuticals Inc.(2)	876	24,248
Amgen Inc.(2)	32,851	2,617,239
ARIAD Pharmaceuticals Inc.(2)	1,550	11,516
Barrier Therapeutics Inc.(2)	280	2,349
Biogen Idec Inc.(2)	4,169	164,592
Celgene Corp.(2)	4,473	242,973
Cell Genesys Inc.(1)(2)	995	5,453
Charles River Laboratories International Inc.(2)	870	37,949
Chiron Corp.(1)(2)	2,733	119,213
Coley Pharmaceutical Group Inc.(2)	268	4,878
CoTherix Inc.(2)	208	2,902
CuraGen Corp.(1)(2)	713	3,529
Curis Inc.(2)	1,536	7,050
deCODE genetics Inc.(1)(2)	1,327	11,134
Digene Corp.(2)	449	12,796
Diversa Corp.(2)	831	4,811
Encysive Pharmaceuticals Inc.(1)(2)	1,378	16,233
Enzo Biochem Inc.(1)(2)	632	9,708
Enzon Pharmaceuticals Inc.(2)	618	4,097
Exelixis Inc.(2)	2,362	18,117
Genentech Inc.(1)(2)	12,312	1,036,794
Genitope Corp.(2)	540	3,748
Genzyme Corp.(2)	6,720	481,421
Geron Corp.(1)(2)	1,349	13,854
GTx Inc.(2)	286	2,663
Human Genome Sciences Inc.(2)	3,614	49,114
ICOS Corp.(1)(2)	1,560	43,087
Illumina Inc.(1)(2)	1,080	13,835
Immunogen Inc.(2)	1,335	9,799
Incyte Corp.(1)(2)	1,994	9,372
Integra LifeSciences Holdings Corp.(1)(2)	537	20,546
InterMune Inc.(2)	720	11,916
Invitrogen Corp.(2)	636	47,846
Keryx Biopharmaceuticals Inc.(2)	645	10,165
Lexicon Genetics Inc.(2)	1,602	6,376
LifeCell Corp.(2)	794	17,174
Marshall Edwards Inc.(1)(2)	371	2,156
Martek Biosciences Corp.(1)(2)	825	28,982
MedImmune Inc.(2)	6,639	223,402
Millennium Pharmaceuticals Inc.(2)	3,934	36,704
Millipore Corp.(2)	1,334	83,895
Momenta Pharmaceuticals Inc.(2)	291	7,930
Monogram Biosciences Inc.(2)	2,224	5,226
Myogen Inc.(2)	618	14,523
Myriad Genetics Inc.(1)(2)	748	16,351
Nektar Therapeutics(2)	2,177	36,900
Northfield Laboratories Inc.(1)(2)	566	7,301
Orchid Cellmark Inc.(2)	572	4,862
Protein Design Labs Inc.(1)(2)	2,886	80,808
Seattle Genetics Inc.(2)	182	955
Serologicals Corp.(2)	455	10,265
StemCells Inc.(1)(2)	1,421	7,844
Stratagene Corp.(2)	389	3,505
SuperGen Inc.(2)	1,189	7,491
Telik Inc.(1)(2)	1,229	20,106
Tercica Inc.(2)	148	1,669

		5,781,846
BUILDING MATERIALS—0.54%
Aaon Inc.(2)	288	5,293

American Standard Companies Inc.	5,008	233,122
Apogee Enterprises Inc.	352	6,019
Builders FirstSource Inc.(2)	220	4,913
Drew Industries Inc.(2)	338	8,724
Eagle Materials Inc.(1)	457	55,466
ElkCorp	544	19,459
Florida Rock Industries Inc.(1)	1,180	75,626
Genlyte Group Inc. (The)(2)	119	5,722
Interline Brands Inc.(2)	349	7,332
Lennox International Inc.	807	22,120
Martin Marietta Materials Inc.	987	77,440
Masco Corp.	9,068	278,206
NCI Building Systems Inc.(1)(2)	365	14,888
Simpson Manufacturing Co. Inc.	910	35,617
Trex Co. Inc.(1)(2)	263	6,312
Vulcan Materials Co.	1,747	129,645

		985,904
CHEMICALS—1.19%
Air Products & Chemicals Inc.	577	31,816
Airgas Inc.	117	3,467
American Vanguard Corp.(1)	368	6,738
Balchem Corp.	194	5,345
Cabot Corp.	179	5,909
CF Industries Holdings Inc.(2)	331	4,902
Chemtura Corp.	2,394	29,733
Dow Chemical Co. (The)	24,099	1,004,205
Du Pont (E.I.) de Nemours and Co.	4,346	170,233
Ecolab Inc.	4,916	156,968
Georgia Gulf Corp.	472	11,366
Grace (W.R.) & Co.(1)(2)	701	6,274
Hercules Inc.(2)	1,617	19,760
International Flavors & Fragrances Inc.(1)	2,423	86,356
Kronos Worldwide Inc.	98	3,111
MacDermid Inc.	819	21,507
NL Industries Inc.	163	3,063
Olin Corp.	1,001	19,009
Pioneer Companies Inc.(2)	261	6,280
Praxair Inc.(1)	7,558	362,255
Rockwood Holdings Inc.(2)	275	5,239
Rohm & Haas Co.	257	10,570
Sherwin-Williams Co. (The)	3,022	133,180
Sigma-Aldrich Corp.	201	12,876
Symyx Technologies Inc.(1)(2)	884	23,090
UAP Holding Corp.	610	11,041
Zoltek Companies Inc.(1)(2)	529	6,956

		2,161,249
COAL—0.33%
Alpha Natural Resources Inc.(2)	667	20,037
Arch Coal Inc.	612	41,310
CONSOL Energy Inc.	1,654	126,151
Foundation Coal Holdings Inc.	283	10,881
James River Coal Co.(2)	169	8,529
Massey Energy Co.	1,969	100,557
Peabody Energy Corp.	3,498	295,056

		602,521
COMMERCIAL SERVICES—1.95%
Aaron Rents Inc.	993	21,002
Administaff Inc.(1)	546	21,698
Advance America Cash Advance Centers Inc.	1,950	25,837
Advisory Board Co. (The)(2)	549	28,570

Alliance Data Systems Corp.(1)(2)	2,143	83,898
AMN Healthcare Services Inc.(2)	446	6,900
Apollo Group Inc. Class A(2)	3,832	254,406
ARAMARK Corp. Class B(1)	1,973	52,699
Arbitron Inc.	642	25,577
Bankrate Inc.(1)(2)	330	9,052
Block (H & R) Inc.	8,822	211,552
Bowne & Co. Inc.	375	5,359
Bright Horizons Family Solutions Inc.(2)	744	28,570
Career Education Corp.(1)(2)	2,671	94,981
CDI Corp.	89	2,629
Cendant Corp.	2,816	58,122
Cenveo Inc.(2)	978	10,142
Chemed Corp.	605	26,221
ChoicePoint Inc.(2)	2,391	103,219
Clark Inc.	102	1,717
Coinstar Inc.(1)(2)	37	685
Consolidated Graphics Inc.(2)	325	13,991
Corinthian Colleges Inc.(1)(2)	2,265	30,057
Corporate Executive Board Co. (The)	1,080	84,218
Corrections Corp. of America(2)	779	30,926
CorVel Corp.(2)	175	4,193
CoStar Group Inc.(1)(2)	470	21,958
CRA International Inc.(2)	266	11,090
Cross Country Healthcare Inc.(2)	164	3,044
DeVry Inc.(1)(2)	1,477	28,137
DiamondCluster International Inc. Class A(2)	834	6,322
Educate Inc.(2)	520	7,800
Education Management Corp.(2)	1,973	63,610
Equifax Inc.	2,582	90,215
Escala Group Inc.(1)(2)	256	4,262
Euronet Worldwide Inc.(1)(2)	842	24,915
Exponent Inc.(2)	32	1,004
First Advantage Corp. Class A(2)	33	970
Forrester Research Inc.(2)	146	3,040
FTI Consulting Inc.(2)	254	6,416
Gartner Inc.(2)	1,289	15,068
Geo Group Inc. (The)(2)	32	848
Gevity HR Inc.	735	20,021
Healthcare Services Group Inc.(1)	747	14,380
Heartland Payment Systems Inc.(2)	58	1,384
Heidrick & Struggles International Inc.(2)	325	10,523
Hewitt Associates Inc. Class A(2)	649	17,705
Hudson Highland Group Inc.(2)	640	15,981
Huron Consulting Group Inc.(2)	97	2,602
Interactive Data Corp.	434	9,830
iPayment Holdings Inc.(2)	263	9,952
Iron Mountain Inc.(1)(2)	2,871	105,366
ITT Educational Services Inc.(1)(2)	1,234	60,898
Jackson Hewitt Tax Service Inc.	998	23,862
Kenexa Corp.(2)	157	1,966
Kforce Inc.(1)(2)	890	9,167
Korn/Ferry International(2)	887	14,538
Labor Ready Inc.(2)	1,494	38,321
Landauer Inc.	160	7,840
Laureate Education Inc.(2)	1,132	55,434
Learning Tree International Inc.(1)(2)	176	2,323
LECG Corp.(2)	434	9,982
Lincoln Educational Services Corp.(2)	223	2,629
Manpower Inc.	690	30,629
McGrath RentCorp	642	18,188
McKesson Corp.	3,179	150,844
Midas Inc.(1)(2)	352	6,998

Monro Muffler Brake Inc.	179	4,702
Moody’s Corp.	6,719	343,207
Morningstar Inc.(2)	211	6,752
MPS Group Inc.(2)	884	10,431
Navigant Consulting Inc.(2)	1,200	22,992
Odyssey Marine Exploration Inc.(2)	1,131	4,173
PAREXEL International Corp.(2)	259	5,203
Paychex Inc.	8,852	328,232
Pharmaceutical Product Development Inc.(2)	1,329	76,431
PRA International(2)	197	5,971
Pre-Paid Legal Services Inc.	243	9,404
PRG-Schultz International Inc.(2)	1,702	5,123
Providence Service Corp. (The)(2)	248	7,586
QC Holdings Inc.(2)	387	5,046
Rent-A-Center Inc.(2)	1,413	27,285
Rent-Way Inc.(1)(2)	182	1,250
Resources Connection Inc.(1)(2)	1,160	34,371
Robert Half International Inc.(1)	4,603	163,821
Rollins Inc.	654	12,766
Senomyx Inc.(2)	645	10,984
ServiceMaster Co. (The)	4,704	63,692
SFBC International Inc.(2)	523	23,216
Sotheby’s Holdings Inc. Class A(2)	847	14,162
Source Interlink Companies Inc.(2)	78	863
Spherion Corp.(2)	892	6,779
Strayer Education Inc.	380	35,918
TeleTech Holdings Inc.(1)(2)	986	9,880
TNS Inc.(2)	202	4,898
Universal Technical Institute Inc.(1)(2)	551	19,621
Valassis Communications Inc.(2)	963	37,538
Watson Wyatt & Co. Holdings	392	10,564
Weight Watchers International Inc.(1)(2)	1,063	54,830
Wright Express Corp.(2)	958	20,683

		3,554,657
COMPUTERS—5.10%
Affiliated Computer Services Inc. Class A(2)	2,080	113,568
Agilysys Inc.	80	1,347
Ansoft Corp.(2)	98	2,852
Anteon International Corp.(2)	713	30,488
Apple Computer Inc.(2)	21,890	1,173,523
BISYS Group Inc. (The)(2)	1,189	15,968
CACI International Inc. Class A(2)	811	49,147
Cadence Design Systems Inc.(2)	3,511	56,738
Catapult Communications Corp.(2)	81	1,486
Ceridian Corp.(2)	2,005	41,604
CIBER Inc.(1)(2)	975	7,244
Cognizant Technology Solutions Corp.(2)	3,572	166,419
COMSYS IT Partners Inc.(2)	378	4,615
Covansys Corp.(2)	62	990
CyberGuard Corp.(1)(2)	525	4,331
Dell Inc.(2)	65,183	2,229,259
Diebold Inc.	1,671	57,583
DST Systems Inc.(1)(2)	1,978	108,454
Electronic Data Systems Corp.	3,031	68,016
EMC Corp.(2)	63,840	826,090
FactSet Research Systems Inc.(1)	921	32,456
Gateway Inc.(2)	6,082	16,421
Henry (Jack) & Associates Inc.	1,975	38,315
Hutchinson Technology Inc.(2)	153	3,996
iGATE Corp.(2)	18	65
Intergraph Corp.(1)(2)	276	12,340
International Business Machines Corp.	36,229	2,906,290

InterVoice-Brite Inc.(2)	1,157	10,425
Kanbay International Inc.(2)	535	10,058
Komag Inc.(1)(2)	261	8,342
Kronos Inc.(1)(2)	787	35,132
Lexar Media Inc.(1)(2)	2,239	14,330
Lexmark International Inc.(2)	3,310	202,075
Manhattan Associates Inc.(2)	645	14,964
Maxtor Corp.(1)(2)	5,882	25,881
Mentor Graphics Corp.(2)	973	8,368
Mercury Computer Systems Inc.(1)(2)	627	16,459
MICROS Systems Inc.(2)	1,041	45,544
Mobility Electronics Inc.(2)	900	9,594
MTS Systems Corp.	292	11,029
National Instruments Corp.(1)	1,340	33,018
NCR Corp.(2)	1,278	40,781
Ness Technologies Inc.(2)	294	2,940
NetScout Systems Inc.(2)	192	1,043
Network Appliance Inc.(2)	9,638	228,806
Palm Inc.(2)	187	5,298
PAR Technology Corp.(2)	181	4,163
Perot Systems Corp. Class A(2)	157	2,222
Rackable Systems Inc.(2)	201	2,645
Radiant Systems Inc.(2)	504	5,201
RadiSys Corp.(1)(2)	369	7,159
Reynolds & Reynolds Co. (The) Class A	250	6,852
Rimage Corp.(2)	287	7,654
SanDisk Corp.(2)	3,599	173,652
SI International Inc.(2)	243	7,526
Silicon Storage Technology Inc.(2)	1,102	5,929
SRA International Inc. Class A(2)	829	29,413
Stratasys Inc.(1)(2)	267	7,930
Sun Microsystems Inc.(2)	52,539	205,953
Sykes Enterprises Inc.(2)	191	2,273
Synaptics Inc.(1)(2)	610	11,468
Synopsys Inc.(2)	747	14,118
Syntel Inc.	178	3,469
TALX Corp.	461	15,116
3D Systems Corp.(2)	243	5,402
Tyler Technologies Inc.(1)(2)	288	2,385
Western Digital Corp.(2)	5,456	70,546

		9,284,768
COSMETICS & PERSONAL CARE—3.50%
Alberto-Culver Co.	597	26,716
Avon Products Inc.	12,562	339,174
Chattem Inc.(1)(2)	425	15,087
Colgate-Palmolive Co.	10,145	535,555
Elizabeth Arden Inc.(2)	289	6,237
Estee Lauder Companies Inc. Class A	3,535	123,124
Gillette Co. (The)	23,767	1,383,239
Inter Parfums Inc.(1)	98	1,930
Parlux Fragrances Inc.(1)(2)	197	5,741
Procter & Gamble Co.	66,232	3,938,155

		6,374,958
DISTRIBUTION & WHOLESALE—0.29%
Aviall Inc.(2)	808	27,294
Beacon Roofing Supply Inc.(2)	344	11,238
Bell Microproducts Inc.(1)(2)	616	6,178
BlueLinx Holdings Inc.	177	2,379
Brightpoint Inc.(2)	137	2,622
Building Materials Holdings Corp.	82	7,642
CDW Corp.(1)	1,684	99,221

Central European Distribution Corp.(1)(2)	431	18,356
Fastenal Co.(1)	1,683	102,814
Grainger (W.W.) Inc.	333	20,952
Hughes Supply Inc.	368	11,997
Huttig Building Products Inc.(2)	57	516
Ingram Micro Inc. Class A(2)	1,538	28,515
LKQ Corp.(2)	280	8,456
MWI Veterinary Supply Inc.(2)	142	2,833
Navarre Corp.(1)(2)	627	3,630
NuCo2 Inc.(1)(2)	269	6,927
Owens & Minor Inc.	654	19,195
ScanSource Inc.(1)(2)	378	18,424
SCP Pool Corp.(1)	1,433	50,055
Tech Data Corp.(2)	397	14,574
United Stationers Inc.(2)	235	11,247
Watsco Inc.	513	27,245
WESCO International Inc.(2)	758	25,673

		527,983
DIVERSIFIED FINANCIAL SERVICES—2.91%
Accredited Home Lenders Holding Co.(2)	285	10,021
Advanta Corp. Class B	16	452
Affiliated Managers Group Inc.(2)	843	61,050
American Express Co.	28,982	1,664,726
AmeriCredit Corp.(1)(2)	1,534	36,617
Ameritrade Holding Corp.(2)	2,521	54,151
Archipelago Holdings Inc.(1)(2)	469	18,690
Asset Acceptance Capital Corp.(2)	337	10,100
Asta Funding Inc.	296	8,987
BKF Capital Group Inc.	169	5,227
BlackRock Inc.	514	45,551
Calamos Asset Management Inc. Class A	517	12,760
Capital One Financial Corp.	2,146	170,650
CapitalSource Inc.(1)(2)	1,403	30,585
Chicago Mercantile Exchange Holdings Inc.	906	305,594
Cohen & Steers Inc.	190	3,800
Collegiate Funding Services LLC(2)	505	7,479
CompuCredit Corp.(2)	176	7,818
Countrywide Financial Corp.	1,205	39,741
Delta Financial Corp.	26	190
Doral Financial Corp.	425	5,555
Eaton Vance Corp.	3,544	87,962
Encore Capital Group Inc.(2)	455	8,117
Federated Investors Inc. Class B	1,954	64,931
First Marblehead Corp. (The)(1)	706	17,932
Franklin Resources Inc.	4,309	361,784
GAMCO Investors Inc. Class A(1)	88	4,035
GFI Group Inc.(2)	204	8,399
Goldman Sachs Group Inc. (The)	1,517	184,437
Greenhill & Co. Inc.	322	13,424
IndyMac Bancorp Inc.	910	36,018
Instinet Group Inc.	1,378	6,849
International Securities Exchange Inc.(2)	216	5,054
Legg Mason Inc.(1)	2,824	309,765
MarketAxess Holdings Inc.(2)	459	6,242
Marlin Business Services Corp.(2)	258	5,944
Metris Companies Inc.(2)	81	1,185
Morgan Stanley	2,882	155,455
Nasdaq Stock Market Inc. (The)(2)	653	16,554
National Financial Partners Corp.	911	41,123
Nelnet Inc. Class A(1)(2)	379	14,406
Nuveen Investments Inc. Class A	1,387	54,634
optionsXpress Holdings Inc.	504	9,596

Portfolio Recovery Associates Inc.(1)(2)	363	15,674
Providian Financial Corp.(2)	1,422	25,141
Refco Inc.(2)	347	9,810
Sanders Morris Harris Group Inc.(1)	120	1,962
Schwab (Charles) Corp. (The)	28,041	404,632
SLM Corp.	11,153	598,247
Student Loan Corp.	94	22,267
T. Rowe Price Group Inc.(1)	3,408	222,542
TradeStation Group Inc.(2)	638	6,469
United PanAm Financial Corp.(2)	195	4,869
Waddell & Reed Financial Inc. Class A(1)	1,646	31,867
Westcorp Inc.	302	17,788
World Acceptance Corp.(2)	534	13,569

		5,288,427
ELECTRIC—0.55%
AES Corp. (The)(2)	17,431	286,391
MGE Energy Inc.	74	2,702
Ormat Technologies Inc.	115	2,545
TXU Corp.	6,381	720,287

		1,011,925
ELECTRICAL COMPONENTS & EQUIPMENT—0.62%
Advanced Energy Industries Inc.(2)	722	7,769
American Power Conversion Corp.	4,310	111,629
American Superconductor Corp.(2)	618	6,396
AMETEK Inc.	1,784	76,658
Artesyn Technologies Inc.(1)(2)	788	7,328
China Energy Savings Technology Inc.(2)	73	439
Color Kinetics Inc.(2)	214	3,210
Emerson Electric Co.	9,291	667,094
Energizer Holdings Inc.(2)	1,514	85,844
Energy Conversion Devices Inc.(1)(2)	571	25,626
General Cable Corp.(1)(2)	164	2,755
GrafTech International Ltd.(2)	1,635	8,878
Greatbatch Inc.(2)	540	14,818
Hubbell Inc. Class B	119	5,585
Intermagnetics General Corp.(2)	714	19,949
Littelfuse Inc.(2)	325	9,142
Medis Technologies Ltd.(1)(2)	348	6,247
Molex Inc.	1,927	51,412
Power-One Inc.(2)	111	615
Ultralife Batteries Inc.(1)(2)	438	5,659
Universal Display Corp.(1)(2)	456	5,084
Valence Technology Inc.(1)(2)	1,014	2,748
Vicor Corp.	637	9,651

		1,134,536
ELECTRONICS—0.94%
Agilent Technologies Inc.(2)	11,073	362,641
American Science & Engineering Inc.(2)	246	16,135
Amphenol Corp. Class A	2,271	91,612
Avnet Inc.(2)	1,245	30,440
AVX Corp.(1)	156	1,987
Badger Meter Inc.(1)	144	5,665
Bei Technologies Inc.	331	11,582
Benchmark Electronics Inc.(1)(2)	649	19,548
Brady Corp. Class A	526	16,274
Cogent Inc.(2)	631	14,986
CTS Corp.	432	5,227
Cymer Inc.(2)	796	24,931
Daktronics Inc.(1)	368	8,825
Dionex Corp.(2)	532	28,861

Dolby Laboratories Inc. Class A(2)	826	13,216
Excel Technology Inc.(2)	150	3,853
Fargo Electronics(2)	303	5,293
FARO Technologies Inc.(2)	348	6,783
FEI Co.(1)(2)	529	10,183
Fisher Scientific International Inc.(2)	1,705	105,795
FLIR Systems Inc.(1)(2)	1,686	49,872
Gentex Corp.	4,016	69,878
Identix Inc.(1)(2)	2,777	13,052
II-VI Inc.(2)	738	13,092
International DisplayWorks Inc.(2)	692	4,110
Ionatron Inc.(1)(2)	681	6,864
Itron Inc.(2)	598	27,305
Jabil Circuit Inc.(2)	4,395	135,893
Keithley Instruments Inc.	439	6,409
KEMET Corp.(2)	192	1,609
LaBarge Inc.(2)	333	4,302
Lo-Jack Corp.(2)	346	7,314
Measurements Specialties Inc.(2)	291	6,169
Methode Electronics Inc.	466	5,368
Metrologic Instruments Inc.(2)	244	4,438
Mettler Toledo International Inc.(2)	861	43,894
Molecular Devices Corp.(2)	189	3,948
Multi-Fineline Electronix Inc.(2)	115	3,366
OSI Systems Inc.(1)(2)	182	2,876
Paxar Corp.(2)	147	2,477
PerkinElmer Inc.	1,800	36,666
Photon Dynamics Inc.(1)(2)	461	8,828
Plexus Corp.(2)	614	10,493
Rogers Corp.(1)(2)	452	17,492
Sanmina-SCI Corp.(2)	6,727	28,859
Solectron Corp.(2)	12,941	50,599
Sonic Solutions Inc.(1)(2)	531	11,416
Spatialight Inc.(1)(2)	1,196	5,250
Symbol Technologies Inc.	5,728	55,447
Sypris Solutions Inc.	34	365
Taser International Inc.(1)(2)	1,828	11,279
Tektronix Inc.	649	16,374
Thermo Electron Corp.(2)	1,630	50,367
Thomas & Betts Corp.(2)	624	21,472
Trimble Navigation Ltd.(2)	1,351	45,515
TTM Technologies Inc.(2)	277	1,981
Viisage Technology Inc.(1)(2)	835	3,465
Vishay Intertechnology Inc.(2)	1,293	15,451
Waters Corp.(2)	2,904	120,806
Watts Water Technologies Inc. Class A	39	1,125
X-Rite Inc.	462	5,729

		1,715,052
ENERGY - ALTERNATE SOURCES—0.07%
Covanta Holding Corp.(2)	2,854	38,329
Evergreen Solar Inc.(2)	866	8,080
Headwaters Inc.(1)(2)	1,141	42,673
KFx Inc.(1)(2)	1,366	23,386
Pacific Ethanol Inc.(1)(2)	109	1,125
Plug Power Inc.(1)(2)	1,179	8,017
Syntroleum Corp.(2)	927	13,497

		135,107
ENGINEERING & CONSTRUCTION—0.13%
Fluor Corp.	2,250	144,855
Infrasource Services Inc.(2)	83	1,208
Insituform Technologies Inc. Class A(1)(2)	76	1,314

Jacobs Engineering Group Inc.(1)(2)	1,254	84,520
Layne Christensen Co.(2)	65	1,531
Perini Corp.(2)	376	6,843

		240,271
ENTERTAINMENT—0.35%
Alliance Gaming Corp.(2)	1,357	14,723
Argosy Gaming Co.(2)	643	30,215
Bluegreen Corp.(2)	66	1,165
Churchill Downs Inc.	26	918
Dover Downs Gaming & Entertainment Inc.	174	2,366
DreamWorks Animation SKG Inc. Class A(1)(2)	967	26,747
Great Wolf Resorts Inc.(2)	547	5,656
GTECH Holdings Corp.	3,117	99,931
International Game Technology Inc.	9,172	247,644
International Speedway Corp. Class A	144	7,556
Isle of Capri Casinos Inc.(1)(2)	288	6,157
Macrovision Corp.(2)	1,438	27,466
Mikohn Gaming Corp.(2)	434	5,768
Penn National Gaming Inc.(2)	1,782	55,438
Pinnacle Entertainment Inc.(2)	62	1,136
Regal Entertainment Group Class A(1)	1,020	20,441
Scientific Games Corp. Class A(1)(2)	1,658	51,398
Shuffle Master Inc.(1)(2)	985	26,034
Speedway Motorsports Inc.	107	3,887
Sunterra Corp.(2)	374	4,911

		639,557
ENVIRONMENTAL CONTROL—0.21%
Aleris International Inc.(2)	703	19,297
Allied Waste Industries Inc.(1)(2)	2,002	16,917
American Ecology Corp.	341	6,690
Casella Waste Systems Inc. Class A(2)	16	210
Clean Harbors Inc.(2)	287	9,744
Darling International Inc.(1)(2)	2,244	7,921
Duratek Inc.(2)	445	8,135
Mine Safety Appliances Co.(1)	710	27,477
Nalco Holding Co.(2)	2,063	34,803
Stericycle Inc.(1)(2)	1,147	65,551
Tetra Tech Inc.(2)	934	15,710
Waste Connections Inc.(2)	1,289	45,218
Waste Management Inc.	4,197	120,076

		377,749
FOOD—1.18%
Arden Group Inc. Class A	25	1,881
Campbell Soup Co.	3,039	90,410
Diamond Foods Inc.(2)	82	1,402
Flowers Foods Inc.	255	6,956
General Mills Inc.	360	17,352
Gold Kist Inc.(2)	369	7,214
Great Atlantic & Pacific Tea Co.(1)(2)	198	5,615
Heinz (H.J.) Co.	4,951	180,910
Hershey Co. (The)	4,143	233,292
J&J Snack Foods Corp.	35	2,023
Kellogg Co.	4,431	204,402
Lance Inc.	86	1,502
McCormick & Co. Inc. NVS	2,485	81,086
Pathmark Stores Inc.(2)	641	7,224
Premium Standard Farms Inc.	134	1,986
Sanderson Farms Inc.	71	2,638
Sara Lee Corp.(1)	7,921	150,103
Seaboard Corp.	4	5,492

Spartan Stores Inc.(2)	421	4,336
Sysco Corp.	16,823	527,738
Tootsie Roll Industries Inc.(1)	187	5,937
United Natural Foods Inc.(1)(2)	1,082	38,260
Whole Foods Market Inc.	1,742	234,212
Wild Oats Markets Inc.(1)(2)	539	6,932
Wrigley (William Jr.) Co.	4,679	336,327

		2,155,230
FOREST PRODUCTS & PAPER—0.01%
Deltic Timber Corp.	249	11,466
Neenah Paper Inc.	53	1,553
Xerium Technologies Inc.	274	3,146

		16,165
GAS—0.00%
EnergySouth Inc.	32	883
New Jersey Resources Corp.	19	874

		1,757
HAND & MACHINE TOOLS—0.12%
Baldor Electric Co.(1)	721	18,277
Black & Decker Corp.	1,187	97,441
Franklin Electric Co. Inc.	599	24,793
Lincoln Electric Holdings Inc.	158	6,225
Regal-Beloit Corp.	376	12,197
Stanley Works (The)	1,367	63,812

		222,745
HEALTH CARE - PRODUCTS—7.11%
Abaxis Inc.(2)	434	5,664
ABIOMED Inc.(2)	557	5,609
Adeza Biomedical Corp.(2)	178	3,099
Advanced Medical Optics Inc.(2)	1,648	62,542
Advanced Neuromodulation Systems Inc.(1)(2)	553	26,245
Align Technology Inc.(1)(2)	1,596	10,725
American Medical Systems Holdings Inc.(2)	1,838	37,036
AngioDynamics Inc.(2)	118	2,478
Animas Corp.(2)	186	2,920
Arrow International Inc.	475	13,395
ArthroCare Corp.(1)(2)	656	26,384
Aspect Medical Systems Inc.(2)	363	10,756
Bard (C.R.) Inc.	2,810	185,544
Bausch & Lomb Inc.	1,223	98,672
Baxter International Inc.	16,512	658,333
Beckman Coulter Inc.	1,635	88,257
Becton, Dickinson & Co.	6,730	352,854
Biomet Inc.	6,731	233,633
Biosite Inc.(2)	449	27,775
Boston Scientific Corp.(2)	17,549	410,120
Bruker BioSciences Corp.(2)	530	2,321
Candela Corp.(1)(2)	654	6,422
Cantel Medical Corp.(2)	364	7,659
Cepheid Inc.(1)(2)	970	7,168
Cooper Companies Inc.	965	73,929
Cyberonics Inc.(1)(2)	528	15,756
Cytyc Corp.(2)	3,076	82,591
Dade Behring Holdings Inc.	2,267	83,108
DENTSPLY International Inc.	2,164	116,899
DexCom Inc.(2)	205	2,382
Diagnostic Products Corp.	570	30,056
DJ Orthopedics Inc.(2)	330	9,550
Edwards Lifesciences Corp.(1)(2)	1,590	70,612

Encore Medical Corp.(2)	1,147	5,391
EPIX Pharmaceuticals Inc.(2)	726	5,590
ev3 Inc.(2)	259	4,856
FoxHollow Technologies Inc.(1)(2)	400	19,044
Gen-Probe Inc.(2)	1,312	64,878
Guidant Corp.	8,638	595,072
Haemonetics Corp.(2)	626	29,754
HealthTronics Inc.(2)	600	5,976
Henry Schein Inc.(2)	2,334	99,475
Hillenbrand Industries Inc.	455	21,408
Hologic Inc.(2)	460	26,565
ICU Medical Inc.(2)	278	7,995
IDEXX Laboratories Inc.(2)	898	60,058
Immucor Inc.(2)	1,188	32,599
INAMED Corp.(2)	988	74,772
IntraLase Corp.(2)	478	7,031
Intuitive Surgical Inc.(1)(2)	914	66,987
Inverness Medical Innovations Inc.(1)(2)	78	2,069
IRIS International Inc.(2)	337	6,214
Johnson & Johnson	78,860	4,990,261
Kensey Nash Corp.(1)(2)	338	10,363
Kinetic Concepts Inc.(2)	1,234	70,091
Kyphon Inc.(1)(2)	725	31,856
Laserscope(1)(2)	537	15,133
LCA-Vision Inc.	548	20,342
Lifeline Systems Inc.(2)	378	12,637
Luminex Corp.(2)	922	9,257
Medtronic Inc.	32,053	1,718,682
Mentor Corp.(1)	901	49,564
Merge Technologies Inc.(2)	433	7,400
Meridian Bioscience Inc.	442	9,149
Merit Medical Systems Inc.(1)(2)	231	4,098
Micro Therapeutics Inc.(2)	558	3,119
Neurometrix Inc.(2)	92	2,739
NuVasive Inc.(2)	348	6,522
Oakley Inc.	455	7,890
OraSure Technologies Inc.(2)	1,177	11,099
Palomar Medical Technologies Inc.(2)	488	12,800
Patterson Companies Inc.(1)(2)	3,584	143,468
PolyMedica Corp.	640	22,362
PSS World Medical Inc.(1)(2)	1,782	23,772
ResMed Inc.(1)(2)	903	71,924
Respironics Inc.(2)	1,968	83,010
Somanetics Corp.(2)	245	6,125
SonoSite Inc.(2)	370	10,982
St. Jude Medical Inc.(2)	9,643	451,292
Stereotaxis Inc.(2)	264	1,956
Steris Corp.	290	6,899
Stryker Corp.	7,808	385,949
SurModics Inc.(2)	367	14,199
Sybron Dental Specialties Inc.(2)	709	29,480
Symmetry Medical Inc.(2)	124	2,939
TECHNE Corp.(2)	989	56,353
ThermoGenesis Corp.(1)(2)	878	4,653
Thoratec Corp.(1)(2)	1,203	21,365
TriPath Imaging Inc.(2)	884	6,241
Varian Medical Systems Inc.(1)(2)	3,547	140,142
Ventana Medical Systems Inc.(1)(2)	868	33,045
Viasys Healthcare Inc.(2)	262	6,547
Vital Images Inc.(1)(2)	345	7,680
Vital Sign Inc.	128	5,900
VNUS Medical Technologies Inc.(2)	122	1,271
West Pharmaceutical Services Inc.	729	21,629

Wright Medical Group Inc.(1)(2)	715	17,646
Young Innovations Inc.	98	3,710
Zimmer Holdings Inc.(2)	6,568	452,470
Zoll Medical Corp.(2)	106	2,782

		12,935,021
HEALTH CARE - SERVICES—3.33%
Aetna Inc.	6,199	533,982
Alliance Imaging Inc.(1)(2)	558	4,771
Allied Healthcare International Inc.(2)	356	2,011
Amedisys Inc.(1)(2)	453	17,667
America Service Group Inc.(2)	360	5,972
American Dental Partners Inc.(2)	62	2,103
American Healthways Inc.(2)	836	35,446
American Retirement Corp.(2)	543	10,225
AMERIGROUP Corp.(2)	1,286	24,588
AmSurg Corp.(1)(2)	715	19,562
Apria Healthcare Group Inc.(2)	1,252	39,951
Beverly Enterprises Inc.(2)	2,988	36,603
Bio-Reference Laboratories Inc.(1)(2)	352	6,086
Centene Corp.(2)	1,070	26,782
Community Health Systems Inc.(2)	1,838	71,333
Covance Inc.(2)	1,675	80,383
Coventry Health Care Inc.(1)(2)	2,873	247,135
DaVita Inc.(2)	2,695	124,159
Genesis HealthCare Corp.(2)	17	685
Gentiva Health Services Inc.(2)	426	7,719
HCA Inc.	11,762	563,635
Health Management Associates Inc. Class A(1)	5,947	139,576
Health Net Inc.(2)	1,694	80,160
Horizon Health Corp.(2)	249	6,765
Humana Inc.(2)	3,277	156,903
LabOne Inc.(2)	520	22,620
Laboratory Corp. of America Holdings(2)	3,604	175,551
LHC Group Inc.(2)	212	3,275
LifePoint Hospitals Inc.(1)(2)	1,403	61,353
Lincare Holdings Inc.(2)	2,485	102,009
Magellan Health Services Inc.(2)	152	5,343
Manor Care Inc.	2,038	78,280
Matria Healthcare Inc.(1)(2)	594	22,424
MedCath Corp.(2)	38	902
Molina Healthcare Inc.(2)	346	8,647
National Healthcare Corp.	91	3,185
Odyssey Healthcare Inc.(1)(2)	577	9,792
Option Care Inc.	531	7,774
PacifiCare Health Systems Inc.(2)	1,329	106,028
PainCare Holdings Inc.(2)	1,357	5,089
Pediatrix Medical Group Inc.(2)	633	48,627
Psychiatric Solutions Inc.(2)	618	33,514
Quest Diagnostics Inc.	4,291	216,867
Radiation Therapy Services Inc.(2)	385	12,266
RehabCare Group Inc.(2)	76	1,560
Renal Care Group Inc.(2)	1,739	82,289
Sierra Health Services Inc.(2)	538	37,052
Specialty Laboratories Inc.(2)	90	1,191
Sunrise Senior Living Inc.(2)	360	24,026
Symbion Inc.(2)	344	8,899
Tenet Healthcare Corp.(2)	1,606	18,035
Triad Hospitals Inc.(2)	879	39,792
U.S. Physical Therapy Inc.(2)	307	5,575
United Surgical Partners International Inc.(1)(2)	1,114	43,569
UnitedHealth Group Inc.	33,557	1,885,903
Universal Health Services Inc. Class B(1)	863	41,105

VistaCare Inc. Class A(2)	174	2,518
Wellcare Health Plans Inc.(2)	422	15,635
WellChoice Inc.(2)	687	52,143
WellPoint Inc.(2)	8,452	640,831

		6,067,871
HOLDING COMPANIES - DIVERSIFIED—0.03%
Resource America Inc. Class A	112	1,986
Walter Industries Inc.	904	44,224

		46,210
HOME BUILDERS—0.61%
Beazer Homes USA Inc.(1)	422	24,759
Brookfield Homes Corp.(1)	364	20,213
Centex Corp.	1,769	114,242
Champion Enterprises Inc.(2)	2,177	32,176
Comstock Homebuilding Companies Inc. Class A(2)	92	1,833
Fleetwood Enterprises Inc.(1)(2)	647	7,958
Horton (D.R.) Inc.	5,298	191,894
Hovnanian Enterprises Inc. Class A(1)(2)	843	43,162
KB Home(1)	1,741	127,441
Lennar Corp. Class A	2,000	119,520
M.D.C. Holdings Inc.	531	41,891
NVR Inc.(1)(2)	145	128,318
Orleans Homebuilders Inc.(1)	24	591
Ryland Group Inc.	959	65,615
Standard-Pacific Corp.	180	7,472
Thor Industries Inc.(1)	978	33,252
Toll Brothers Inc.(1)(2)	2,762	123,379
William Lyon Homes Inc.(2)	18	2,794
Winnebago Industries Inc.(1)	884	25,609

		1,112,119
HOME FURNISHINGS—0.14%
American Woodmark Corp.	297	9,979
Bassett Furniture Industries Inc.	107	1,992
DTS Inc.(2)	431	7,258
Ethan Allen Interiors Inc.	148	4,640
Harman International Industries Inc.	1,807	184,802
Maytag Corp.	1,271	23,208
Stanley Furniture Co. Inc.	15	393
Tempur-Pedic International Inc.(1)(2)	1,024	12,124
TiVo Inc.(1)(2)	1,898	10,420
Universal Electronics Inc.(2)	257	4,444

		259,260
HOUSEHOLD PRODUCTS & WARES—0.59%
ACCO Brands Corp.(2)	1,076	30,365
Avery Dennison Corp.(1)	2,037	106,718
Church & Dwight Co. Inc.(1)	1,708	63,094
CNS Inc.	261	6,804
Fortune Brands Inc.	3,833	311,738
Fossil Inc.(1)(2)	1,409	25,630
Harland (John H.) Co.(1)	578	25,663
Jarden Corp.(1)(2)	1,480	60,784
Kimberly-Clark Corp.	5,748	342,178
Playtex Products Inc.(2)	1,323	14,553
Prestige Brands Holdings Inc.(2)	100	1,232
Scotts Miracle-Gro Co. (The) Class A	86	7,562
Spectrum Brands Inc.(2)	755	17,780
Tupperware Corp.(1)	813	18,520
WD-40 Co.	267	7,078
Yankee Candle Co. Inc. (The)	1,174	28,763

		1,068,462

HOUSEWARES—0.04%
Lifetime Brands Inc.	153	4,107
Newell Rubbermaid Inc.	1,192	26,999
Toro Co.	1,160	42,642

		73,748
INSURANCE—1.43%
AFLAC Inc.	10,623	481,222
Allmerica Financial Corp.(2)	161	6,624
Ambac Financial Group Inc.	635	45,758
American Equity Investment Life Holding Co.(1)	257	2,917
American International Group Inc.	18,088	1,120,732
Argonaut Group Inc.(1)(2)	268	7,239
Berkley (W.R.) Corp.	458	18,082
Brown & Brown Inc.(1)	1,466	72,846
Crawford & Co. Class B	188	1,472
Direct General Corp.(1)	19	375
Enstar Group Inc.(2)	90	5,840
Erie Indemnity Co. Class A	184	9,706
Gallagher (Arthur J.) & Co.(1)	2,097	60,415
HCC Insurance Holdings Inc.	1,252	35,720
Hilb, Rogal & Hobbs Co.(1)	191	7,128
James River Group Inc.(2)	33	581
Markel Corp.(2)	104	34,372
MBIA Inc.	178	10,790
Midland Co. (The)	104	3,747
National Interstate Corp.	60	1,038
Navigators Group Inc. (The)(2)	165	6,158
Philadelphia Consolidated Holding Corp.(2)	351	29,800
ProAssurance Corp.(2)	342	15,961
Progressive Corp. (The)	4,838	506,877
Prudential Financial Inc.	966	65,263
Republic Companies Group Inc.	45	570
Safety Insurance Group Inc.	12	427
SeaBright Insurance Holdings(2)	19	246
Tower Group Inc.	80	1,210
Transatlantic Holdings Inc.	95	5,415
Unitrin Inc.	646	30,659
Universal American Financial Corp.(2)	249	5,662
Zenith National Insurance Corp.	102	6,394

		2,601,246
INTERNET—3.44%
Agile Software Corp.(2)	726	5,205
Akamai Technologies Inc.(1)(2)	3,396	54,166
Amazon.com Inc.(2)	8,137	368,606
Applied Digital Solutions Inc.(1)(2)	1,641	4,677
aQuantive Inc.(1)(2)	1,600	32,208
Arbinet-thexchange Inc.(2)	278	2,002
AsiaInfo Holdings Inc.(2)	434	2,105
Audible Inc.(2)	482	5,924
autobytel.com Inc.(2)	1,069	5,356
Avocent Corp.(2)	1,062	33,602
Blue Coat Systems Inc.(2)	259	11,261
Blue Nile Inc.(1)(2)	305	9,650
CheckFree Corp.(1)(2)	1,785	67,509
Click Commerce Inc.(1)(2)	256	4,692
CMGI Inc.(2)	10,516	17,562
CNET Networks Inc.(1)(2)	3,611	49,001
Cogent Communications Group Inc.(2)	374	1,825

CyberSource Corp.(2)	990	6,514
Digital Insight Corp.(2)	872	22,724
Digital River Inc.(1)(2)	975	33,979
Digitas Inc.(2)	2,312	26,264
Drugstore.com Inc.(2)	2,430	8,991
EarthLink Inc.(1)(2)	3,654	39,098
eBay Inc.(2)	28,906	1,190,927
eCollege.com Inc.(1)(2)	448	6,657
E-LOAN Inc.(2)	1,808	7,576
Entrust Inc.(2)	1,693	9,481
Equinix Inc.(1)(2)	382	15,910
eResearch Technology Inc.(1)(2)	1,341	19,029
Expedia Inc.(2)	2,623	51,962
F5 Networks Inc.(2)	933	40,558
FTD Group Inc.(2)	430	4,450
Google Inc. Class A(2)	4,360	1,379,766
GSI Commerce Inc.(2)	971	19,323
Harris Interactive Inc.(2)	449	1,917
HomeStore Inc.(2)	4,354	18,940
IAC/InterActiveCorp.(2)	2,623	66,493
InfoSpace Inc.(2)	709	16,924
Intermix Media Inc.(2)	721	8,623
Internet Security Systems Inc.(2)	709	17,023
Interwoven Inc.(2)	198	1,618
Ipass Inc.(2)	1,092	5,875
iVillage Inc.(2)	1,012	7,347
j2 Global Communications Inc.(2)	581	23,484
Jupitermedia Corp.(1)(2)	600	10,626
Keynote Systems Inc.(2)	366	4,751
Lionbridge Technologies Inc.(2)	1,552	10,476
Macromedia Inc.(2)	2,055	83,577
MatrixOne Inc.(2)	196	1,031
McAfee Inc.(2)	4,216	132,467
Monster Worldwide Inc.(1)(2)	2,800	85,988
Motive Inc.(2)	635	4,026
NetFlix Inc.(1)(2)	967	25,132
NIC Inc.(2)	809	5,299
Nutri/System Inc.(2)	670	16,763
1-800 CONTACTS INC.(2)	175	3,281
1-800-FLOWERS.COM Inc.(2)	722	5,061
Online Resources Corp.(2)	532	5,629
Openwave Systems Inc.(1)(2)	1,871	33,641
Opsware Inc.(2)	1,695	8,797
Overstock.com Inc.(1)(2)	239	9,166
Priceline.com Inc.(1)(2)	637	12,307
ProQuest Co.(1)(2)	554	20,055
Provide Commerce Inc.(2)	326	7,912
RealNetworks Inc.(2)	3,349	19,123
Redback Networks Inc.(2)	212	2,103
RightNow Technologies Inc.(2)	277	4,077
RSA Security Inc.(1)(2)	635	8,071
S1 Corp.(2)	594	2,323
Sapient Corp.(2)	1,810	11,312
Secure Computing Corp.(2)	889	10,090
Sohu.com Inc.(2)	718	12,299
Stamps.com Inc.(2)	421	7,245
Stellent Inc.(2)	452	3,874
SupportSoft Inc.(2)	909	4,581
Symantec Corp.(2)	21,226	480,981
Terremark Worldwide Inc.(2)	841	3,692
TIBCO Software Inc.(2)	4,073	34,050
Travelzoo Inc.(1)(2)	168	3,728
TriZetto Group Inc. (The)(2)	1,059	14,953

United Online Inc.	522	7,230
ValueClick Inc.(1)(2)	2,134	36,470
Vasco Data Security International Inc.(1)(2)	544	4,934
VeriSign Inc.(1)(2)	6,925	147,987
Vignette Corp.(2)	340	5,409
WebEx Communications Inc.(1)(2)	820	20,098
WebMD Corp.(2)	6,963	77,150
Websense Inc.(1)(2)	649	33,235
WebSideStory Inc.(2)	148	2,623
Yahoo! Inc.(2)	32,125	1,087,110

		6,257,537
INVESTMENT COMPANIES—0.01%
Gladstone Capital Corp.(1)	11	248
Gladstone Investment Corp.	332	4,874
Harris & Harris Group Inc.(2)	474	5,261
NGP Capital Resources Co.	203	3,057
Technology Investment Capital Corp.	289	4,563

		18,003
IRON & STEEL—0.10%
AK Steel Holding Corp.(2)	3,112	26,670
Allegheny Technologies Inc.	2,452	75,963
Cleveland-Cliffs Inc.(1)	606	52,789
Gibraltar Industries Inc.(1)	169	3,865
Reliance Steel & Aluminum Co.	452	23,924
Steel Technologies Inc.	278	7,209

		190,420
LEISURE TIME—0.31%
Ambassadors Group Inc.	346	7,716
Brunswick Corp.	1,863	70,291
Escalade Inc.	290	3,842
Harley-Davidson Inc.	7,576	366,981
Life Time Fitness Inc.(2)	536	17,763
Marine Products Corp.(1)	417	4,600
Multimedia Games Inc.(1)(2)	247	2,398
Nautilus Inc.	792	17,479
Polaris Industries Inc.(1)	1,145	56,735
WMS Industries Inc.(1)(2)	525	14,768

		562,573
LODGING—0.75%
Ameristar Casinos Inc.	536	11,170
Boyd Gaming Corp.	1,158	49,933
Choice Hotels International Inc.	436	28,183
Gaylord Entertainment Co.(2)	387	18,441
Harrah’s Entertainment Inc.	2,982	194,397
Hilton Hotels Corp.	10,222	228,155
Las Vegas Sands Corp.(1)(2)	558	18,364
Marriott International Inc. Class A	5,029	316,827
MGM Mirage(2)	3,138	137,350
Monarch Casino & Resort Inc.(2)	273	4,638
MTR Gaming Group Inc.(2)	547	4,381
Riviera Holdings Corp.(2)	277	6,144
Starwood Hotels & Resorts Worldwide Inc.	3,481	199,009
Station Casinos Inc.	1,437	95,359
Wynn Resorts Ltd.(1)(2)	1,221	55,128

		1,367,479
MACHINERY—1.12%
Applied Industrial Technologies Inc.(1)	650	23,322
Astec Industries Inc.(2)	440	12,492

Bucyrus International Inc. Class A(1)	466	22,895
Caterpillar Inc.	18,160	1,066,900
Cognex Corp.	1,181	35,513
Cummins Inc.(1)	653	57,457
Deere & Co.	699	42,779
Global Power Equipment Group Inc.(2)	367	2,617
Graco Inc.(1)	1,881	64,481
IDEX Corp.	1,009	42,933
Intevac Inc.(2)	651	6,712
JLG Industries Inc.(1)	1,255	45,920
Joy Global Inc.	2,171	109,549
Kadant Inc.(2)	95	1,906
Lindsay Manufacturing Co.(1)	275	6,053
Manitowoc Co. Inc. (The)	720	36,180
Middleby Corp. (The)(1)(2)	156	11,310
Nordson Corp.	264	10,040
Presstek Inc.(1)(2)	555	7,204
Rockwell Automation Inc.	4,824	255,190
Sauer-Danfoss Inc.	88	1,760
Stewart & Stevenson Services Inc.	466	11,114
TurboChef Technologies Inc.(1)(2)	332	5,176
Unova Inc.(1)(2)	1,375	48,097
Wabtec Corp.	1,242	33,882
Zebra Technologies Corp. Class A(1)(2)	1,855	72,512

		2,033,994
MANUFACTURING—5.89%
Actuant Corp. Class A(1)	689	32,245
Applied Films Corp.(2)	40	840
Blount International Inc.(2)	506	8,926
Brink’s Co. (The)	1,163	47,753
Carlisle Companies Inc.(1)	386	24,538
Ceradyne Inc.(1)(2)	364	13,352
CLARCOR Inc.	1,089	31,276
Danaher Corp.	6,287	338,429
Donaldson Co. Inc.	2,035	62,129
Dover Corp.	3,672	149,781
Eaton Corp.	1,079	68,570
ESCO Technologies Inc.(2)	524	26,237
Flanders Corp.(2)	441	5,354
General Electric Co.	213,232	7,179,520
Harsco Corp.	917	60,128
Illinois Tool Works Inc.	6,241	513,822
ITT Industries Inc.	2,217	251,851
Jacuzzi Brands Inc.(2)	1,791	14,435
Lancaster Colony Corp.	113	4,859
Leggett & Platt Inc.	1,457	29,431
Matthews International Corp. Class A(1)	826	31,215
Pall Corp.	351	9,652
Parker Hannifin Corp.	1,341	86,240
Pentair Inc.	2,213	80,774
Raven Industries Inc.	322	9,418
Reddy Ice Holdings Inc.	190	3,897
Roper Industries Inc.	1,992	78,266
Textron Inc.	704	50,491
3M Co.(1)	20,413	1,497,498
Tredegar Corp.	365	4,749

		10,715,676
MEDIA—2.56%
Beasley Broadcast Group Inc. Class A(2)	180	2,529
Cablevision Systems Corp.(2)	5,214	159,913
CKX Inc.(2)	431	5,418

Clear Channel Communications Inc.	4,868	160,109
Comcast Corp. Class A(2)	25,631	753,039
Courier Corp.	148	5,535
Crown Media Holdings Inc.(1)(2)	431	4,719
Cumulus Media Inc. Class A(2)	235	2,935
Dex Media Inc.	3,871	107,575
DIRECTV Group Inc. (The)(2)	17,142	256,787
Discovery Holding Co. Class A(2)	2,724	39,335
Dow Jones & Co. Inc.	1,452	55,452
EchoStar Communications Corp.	6,156	182,033
Emmis Communications Corp.(2)	245	5,412
Entravision Communications Corp.(2)	1,465	11,530
Fisher Communications Inc.(2)	100	4,656
Gemstar-TV Guide International Inc.(2)	5,792	17,144
Hollinger International Inc.	1,646	16,131
Journal Communications Inc. Class A	157	2,339
Journal Register Co.(1)	621	10,048
Liberty Corp.	109	5,111
Liberty Global Inc. Class A(2)	5,402	146,286
Liberty Media Corp. Class A(2)	27,272	219,540
LodgeNet Entertainment Corp.(2)	507	7,468
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	512	12,810
McGraw-Hill Companies Inc. (The)	9,970	478,959
Mediacom Communications Corp.(2)	1,542	11,380
Meredith Corp.	1,132	56,475
Nelson (Thomas) Inc.	108	2,026
News Corp. Class A	25,007	389,859
Outdoor Channel Holdings Inc.(2)	300	4,428
Playboy Enterprises Inc. Class B(2)	709	9,997
Radio One Inc. Class D(2)	795	10,454
Readers Digest Association Inc. (The)	2,145	34,256
Regent Communications Inc.(2)	446	2,346
Saga Communications Inc.(2)	154	2,048
Salem Communications Corp. Class A(2)	266	4,905
Scripps (E.W.) Co. Class A	2,101	104,987
Sinclair Broadcast Group Inc. Class A(1)	1,297	11,504
Sirius Satellite Radio Inc.(1)(2)	35,452	232,211
Spanish Broadcasting System Inc. Class A(2)	643	4,617
Time Warner Inc.	6,672	120,830
Univision Communications Inc. Class A(1)(2)	3,000	79,590
Value Line Inc.	18	705
Viacom Inc. Class B	6,846	225,986
Walt Disney Co. (The)	13,051	314,921
Washington Post Co. (The) Class B	124	99,510
Westwood One Inc.	456	9,070
Wiley (John) & Sons Inc. Class A	1,195	49,879
World Wrestling Entertainment Inc.	78	1,014
WorldSpace Inc. Class A(2)	269	3,790
WPT Enterprises Inc.(1)(2)	275	2,425
XM Satellite Radio Holdings Inc. Class A(1)(2)	5,526	198,439

		4,660,465
METAL FABRICATE & HARDWARE—0.12%
Dynamic Materials Corp.	142	6,234
Earle M Jorgensen Co.(2)	538	5,127
Kaydon Corp.(1)	485	13,779
Lawson Products Inc.	93	3,415
Metals USA Inc.(2)	291	5,954
Mueller Industries Inc.	243	6,748
NN Inc.	446	5,348
NS Group Inc.(2)	512	20,096
Precision Castparts Corp.	1,234	65,525
Quanex Corp.	522	34,567

RBC Bearings Inc.(2)	165	2,632
Sun Hydraulics Corp.	231	5,613
Timken Co. (The)	971	28,771
Worthington Industries Inc.	335	7,045

		210,854
MINING—0.29%
AMCOL International Corp.	472	9,001
Charles & Colvard Ltd.(1)	285	7,114
Coeur d’Alene Mines Corp.(1)(2)	5,749	24,318
Freeport-McMoRan Copper & Gold Inc.(1)	4,820	234,204
Hecla Mining Co.(2)	3,084	13,508
Phelps Dodge Corp.	1,391	180,733
Royal Gold Inc.(1)	465	12,495
Southern Peru Copper Corp.	626	35,031
Titanium Metals Corp.(1)(2)	220	8,703

		525,107
OFFICE & BUSINESS EQUIPMENT—0.09%
Global Imaging Systems Inc.(1)(2)	518	17,638
Imagistics International Inc.(2)	241	10,086
Pitney Bowes Inc.	3,244	135,405
TRM Corp.(1)(2)	344	5,225

		168,354
OFFICE FURNISHINGS—0.09%
Herman Miller Inc.	1,868	56,600
HNI Corp.(1)	1,499	90,270
Interface Inc. Class A(2)	738	6,096
Knoll Inc.	381	6,991
Steelcase Inc. Class A	574	8,300

		168,257
OIL & GAS—1.94%
Alon USA Energy Inc.(2)	210	5,071
Atlas America Inc.(2)	229	11,187
ATP Oil & Gas Corp.(1)(2)	538	17,668
Atwood Oceanics Inc.(2)	380	32,000
Berry Petroleum Co. Class A	324	21,608
Bronco Drilling Co. Inc.(2)	144	3,967
Cabot Oil & Gas Corp.	619	31,266
Callon Petroleum Co.(2)	184	3,851
Carrizo Oil & Gas Inc.(2)	342	10,021
Cheniere Energy Inc.(2)	1,338	55,340
Chesapeake Energy Corp.	3,406	130,279
Clayton Williams Energy Inc.(2)	167	7,214
Comstock Resources Inc.(2)	1,106	36,288
Crosstex Energy Inc.	132	8,443
Delta Petroleum Corp.(1)(2)	726	15,101
Denbury Resources Inc.(1)(2)	1,455	73,390
Diamond Offshore Drilling Inc.(1)	1,505	92,181
Edge Petroleum Corp.(2)	35	924
Encore Acquisition Co.(1)(2)	370	14,375
Endeavour International Corp.(2)	1,520	7,600
Energy Partners Ltd.(2)	209	6,525
ENSCO International Inc.	2,800	130,452
EOG Resources Inc.	6,387	478,386
Frontier Oil Corp.	1,386	61,469
FX Energy Inc.(1)(2)	977	11,695
Gasco Energy Inc.(2)	1,695	11,272
Giant Industries Inc.(2)	255	14,928
Goodrich Petroleum Corp.(2)	267	6,266
Grey Wolf Inc.(2)	4,955	41,771

Helmerich & Payne Inc.	864	52,177
Holly Corp.	434	27,767
KCS Energy Inc.(2)	1,251	34,440
Murphy Oil Corp.	4,414	220,126
Newfield Exploration Co.(2)	2,365	116,121
Noble Energy Inc.	644	30,204
Parallel Petroleum Corp.(2)	704	9,856
Parker Drilling Co.(2)	2,146	19,893
Patterson-UTI Energy Inc.	4,512	162,793
Penn Virginia Corp.(1)	242	13,966
Petrohawk Energy Corp.(2)	481	6,931
Petroleum Development Corp.(2)	346	13,266
Pioneer Drilling Co.(2)	395	7,710
Pioneer Natural Resources Co.	255	14,005
Plains Exploration & Production Co.(2)	1,977	84,655
Pride International Inc.(2)	2,138	60,954
Quicksilver Resources Inc.(1)(2)	1,494	71,398
Range Resources Corp.	2,223	85,830
Remington Oil & Gas Corp.(2)	452	18,758
Rowan Companies Inc.	1,656	58,771
Southwestern Energy Co.(2)	2,151	157,883
Spinnaker Exploration Co.(2)	101	6,534
St. Mary Land & Exploration Co.	1,084	39,674
Sunoco Inc.	2,821	220,602
Tesoro Corp.	964	64,819
Tipperary Corp.(2)	908	6,692
TODCO Class A	1,315	54,849
Toreador Resources Corp.(1)(2)	268	9,487
Tri-Valley Corp.(1)(2)	451	4,487
Unit Corp.(2)	1,192	65,894
W&T Offshore Inc.	123	3,989
Warren Resources Inc.(2)	514	8,609
XTO Energy Inc.	9,621	436,024

		3,529,702
OIL & GAS SERVICES—1.55%
Baker Hughes Inc.	9,011	537,776
BJ Services Co.	8,652	311,385
Cal Dive International Inc.(1)(2)	1,046	66,327
CARBO Ceramics Inc.	488	32,203
Cooper Cameron Corp.(2)	1,146	84,724
Dresser-Rand Group Inc.(2)	427	10,517
Dril-Quip Inc.(2)	82	3,936
FMC Technologies Inc.(1)(2)	1,883	79,293
Global Industries Ltd.(2)	1,265	18,646
Grant Prideco Inc.(2)	3,358	136,503
Gulf Island Fabrication Inc.	274	7,878
Halliburton Co.	11,860	812,647
Hornbeck Offshore Services Inc.(2)	329	12,051
Hydril Co. LP(2)	531	36,448
Lone Star Technologies Inc.(2)	732	40,692
Lufkin Industries Inc.	356	15,504
MarkWest Hydrocarbon Inc.(1)	250	6,250
Maverick Tube Corp.(1)(2)	565	16,950
National Oilwell Varco Inc.(2)	2,692	177,134
Newpark Resources Inc.(2)	1,906	16,049
Oceaneering International Inc.(2)	571	30,497
Oil States International Inc.(2)	1,074	38,997
RPC Inc.	135	3,478
Seacor Holdings Inc.(2)	25	1,815
Smith International Inc.	5,693	189,634
Superior Energy Services Inc.(2)	1,907	44,033
Superior Well Services Inc.(2)	211	4,874

Tetra Technologies Inc.(2)	961	30,002
Tidewater Inc.	637	31,003
W-H Energy Services Inc.(2)	798	25,871

		2,823,117
PACKAGING & CONTAINERS—0.09%
Ball Corp.	463	17,011
Crown Holdings Inc.(2)	4,220	67,267
Greif Inc. Class A	337	20,254
Pactiv Corp.(2)	523	9,163
Sealed Air Corp.(1)(2)	812	38,538
Silgan Holdings Inc.	236	7,849

		160,082
PHARMACEUTICALS—5.58%
Abbott Laboratories	35,952	1,524,365
Abgenix Inc.(1)(2)	2,085	26,438
ACADIA Pharmaceuticals Inc.(2)	639	7,265
Adams Respiratory Therapeutics Inc.(2)	150	4,844
Adolor Corp.(2)	977	10,434
Alkermes Inc.(2)	2,542	42,706
Allergan Inc.	3,482	319,021
Alpharma Inc. Class A	390	9,699
American Pharmaceutical Partners Inc.(2)	603	27,533
Amylin Pharmaceuticals Inc.(2)	2,906	101,100
Andrx Corp.(1)(2)	1,513	23,346
Antigenics Inc.(1)(2)	189	1,024
Array BioPharma Inc.(2)	878	6,304
AtheroGenics Inc.(1)(2)	882	14,138
AVANIR Pharmaceuticals Class A(2)	2,182	6,742
Barr Pharmaceuticals Inc.(2)	2,684	147,405
Bentley Pharmaceuticals Inc.(1)(2)	354	4,230
Bioenvision Inc.(2)	737	5,918
BioMarin Pharmaceutical Inc.(2)	1,939	16,927
BioScrip Inc.(2)	125	813
Bristol-Myers Squibb Co.	21,108	507,858
Caraco Pharmaceutical Laboratories Ltd.(2)	378	3,285
Cardinal Health Inc.	7,393	469,012
Caremark Rx Inc.(2)	10,826	540,542
Cell Therapeutics Inc.(1)(2)	1,685	4,819
Cephalon Inc.(2)	1,599	74,226
Connetics Corp.(1)(2)	813	13,748
Conor Medsystems Inc.(2)	136	3,196
Cubist Pharmaceuticals Inc.(2)	1,436	30,931
CV Therapeutics Inc.(1)(2)	1,219	32,608
Cypress Bioscience Inc.(1)(2)	706	3,819
Discovery Laboratories Inc.(2)	1,526	9,843
DOV Pharmaceutical Inc.(2)	745	12,650
Durect Corp.(1)(2)	897	6,144
DUSA Pharmaceuticals Inc.(2)	248	2,629
Endo Pharmaceuticals Holdings Inc.(2)	1,263	33,684
Express Scripts Inc.(1)(2)	3,332	207,250
Eyetech Pharmaceuticals Inc.(2)	702	12,608
First Horizon Pharmaceutical Corp.(1)(2)	605	12,021
Forest Laboratories Inc.(2)	9,359	364,720
Gilead Sciences Inc.(1)(2)	12,008	585,510
HealthExtras Inc.(1)(2)	566	12,101
Hi-Tech Pharmacal Co.(2)	201	6,046
Hospira Inc.(2)	1,958	80,219
Idenix Pharmaceuticals Inc.(1)(2)	280	7,028
I-Flow Corp.(1)(2)	624	8,555
ImClone Systems Inc.(1)(2)	1,899	59,724
Inspire Pharmaceuticals Inc.(2)	1,331	10,116

Introgen Therapeutics Inc.(1)(2)	905	4,724
Isis Pharmaceuticals Inc.(2)	1,344	6,787
ISTA Pharmaceuticals Inc.(2)	363	2,410
IVAX Corp.(2)	5,386	141,975
Kos Pharmaceuticals Inc.(2)	373	24,965
K-V Pharmaceutical Co. Class A(1)(2)	989	17,575
Lilly (Eli) & Co.	24,287	1,299,840
Mannatech Inc.(1)	289	3,425
MannKind Corp.(1)(2)	804	11,007
Medarex Inc.(2)	2,621	24,952
Medco Health Solutions Inc.(2)	5,698	312,421
Medicines Co. (The)(1)(2)	1,195	27,497
Medicis Pharmaceutical Corp. Class A(1)	1,445	47,049
Merck & Co. Inc.	13,537	368,342
MGI Pharma Inc.(2)	1,996	46,527
Mylan Laboratories Inc.	1,646	31,702
Nabi Biopharmaceuticals(2)	1,598	20,934
Nastech Pharmaceutical Co. Inc.(2)	443	6,264
Nature’s Sunshine Products Inc.	365	8,483
NBTY Inc.(2)	531	12,479
NeoPharm Inc.(2)	463	5,741
Neurocrine Biosciences Inc.(2)	999	49,141
New River Pharmaceuticals Inc.(2)	190	9,109
NitroMed Inc.(1)(2)	536	9,648
Noven Pharmaceuticals Inc.(2)	622	8,708
NPS Pharmaceuticals Inc.(2)	665	6,723
Nuvelo Inc.(2)	252	2,419
Omnicare Inc.	915	51,450
Onyx Pharmaceuticals Inc.(1)(2)	970	24,231
OSI Pharmaceuticals Inc.(1)(2)	1,320	38,597
Pain Therapeutics Inc.(1)(2)	560	3,522
Par Pharmaceutical Companies Inc.(1)(2)	744	19,805
Penwest Pharmaceuticals Co.(1)(2)	553	9,694
Perrigo Co.	127	1,817
Pharmion Corp.(2)	621	13,544
POZEN Inc.(1)(2)	803	8,825
Priority Healthcare Corp. Class B(2)	733	20,421
Progenics Pharmaceuticals Inc.(2)	539	12,780
Renovis Inc.(2)	693	9,376
Rigel Pharmaceuticals Inc.(2)	506	12,028
Salix Pharmaceuticals Ltd.(1)(2)	1,098	23,333
Schering-Plough Corp.	39,168	824,486
Sepracor Inc.(2)	2,805	165,467
Star Scientific Inc.(1)(2)	1,174	3,945
Tanox Inc.(2)	66	967
Threshold Pharmaceuticals Inc.(1)(2)	66	901
Tiens Biotech Group (USA) Inc.(2)	60	226
Trimeris Inc.(1)(2)	362	5,553
United Therapeutics Inc.(2)	556	38,809
USANA Health Sciences Inc.(2)	208	9,922
Valeant Pharmaceuticals International	2,317	46,525
VCA Antech Inc.(1)(2)	2,096	53,490
ViaCell Inc.(2)	87	505
Wyeth	17,706	819,257
XenoPort Inc.(2)	235	3,878
Zymogenetics Inc.(2)	795	13,118

		10,162,463
PIPELINES—0.38%
Equitable Resources Inc.	2,836	110,774
Kinder Morgan Inc.	2,378	228,668
Questar Corp.	503	44,324
Western Gas Resources Inc.	1,439	73,720
Williams Companies Inc.	9,093	227,780

		685,266

REAL ESTATE—0.17%
CB Richard Ellis Group Inc. Class A(2)	1,261	62,041
Consolidated-Tomoka Land Co.	120	8,160
Forest City Enterprises Inc. Class A(1)	1,674	63,779
HouseValues Inc.(1)(2)	104	1,487
Jones Lang LaSalle Inc.	737	33,946
St. Joe Co. (The)	1,980	123,651
Tarragon Corp.(2)	251	4,659
Trammell Crow Co.(2)	124	3,060
ZipRealty Inc.(2)	174	2,217

		303,000
REAL ESTATE INVESTMENT TRUSTS—0.56%
Aames Investment Corp.	82	515
Acadia Realty Trust	96	1,727
Alexander’s Inc.(2)	45	12,150
Alexandria Real Estate Equities Inc.	158	13,065
Capital Automotive REIT(1)	792	30,658
CenterPoint Properties Trust	127	5,690
Columbia Equity Trust Inc.(2)	109	1,591
Cousins Properties Inc.	362	10,940
Deerfield Triarc Capital Corp.(2)	197	2,730
DiamondRock Hospitality Co.	192	2,256
Digital Realty Trust Inc.	29	522
EastGroup Properties Inc.(1)	142	6,213
ECC Capital Corp.	916	2,986
Entertainment Properties Trust	397	17,718
Equity Lifestyle Properties Inc.	346	15,570
Federal Realty Investment Trust(1)	486	29,612
Gables Residential Trust	128	5,587
General Growth Properties Inc.	2,272	102,081
Getty Realty Corp.	371	10,677
Glimcher Realty Trust(1)	848	20,751
Global Signal Inc.	331	14,809
GMH Communities Trust	429	6,293
Inland Real Estate Corp.	1,064	16,662
JER Investors Trust Inc.(2)	96	1,734
Kilroy Realty Corp.(1)	233	13,055
KKR Financial Corp.(2)	226	5,026
Lexington Corporate Properties Trust	235	5,534
Macerich Co. (The)	436	28,314
Medical Properties Trust Inc.	101	990
MFA Mortgage Investments Inc.	335	2,054
Mid-America Apartment Communities Inc.	13	605
Mills Corp.	1,442	79,425
National Health Realty Inc.	15	291
Nationwide Health Properties Inc.	249	5,802
New Century Financial Corp.(1)	693	25,135
Omega Healthcare Investors Inc.(1)	966	13,447
One Liberty Properties Inc.	83	1,653
ProLogis	521	23,086
Public Storage Inc.	1,682	112,694
RAIT Investment Trust	253	7,211
Saul Centers Inc.	211	7,594
Simon Property Group Inc.	1,620	120,074
SL Green Realty Corp.	90	6,136
Sovran Self Storage Inc.	17	832
Strategic Hotel Capital Inc.	203	3,707
Sun Communities Inc.	160	5,242
Tanger Factory Outlet Centers Inc.	630	17,520

Taubman Centers Inc.	777	24,631
Town & Country Trust (The)(1)	444	12,885
United Dominion Realty Trust Inc.	1,413	33,488
Universal Health Realty Income Trust	153	5,087
Ventas Inc.	2,789	89,806
Washington Real Estate Investment Trust(1)	1,022	31,794

		1,015,655
RETAIL—9.37%
Abercrombie & Fitch Co. Class A	2,316	115,453
AC Moore Arts & Crafts Inc.(1)(2)	356	6,828
Advance Auto Parts Inc.(2)	2,880	111,398
Aeropostale Inc.(2)	1,526	32,428
AFC Enterprises Inc.	425	4,905
Allion Healthcare Inc.(2)	188	3,386
American Eagle Outfitters Inc.	3,135	73,767
America’s Car-Mart Inc.(1)(2)	285	5,113
AnnTaylor Stores Corp.(1)(2)	987	26,205
Applebee’s International Inc.	2,216	45,849
AutoZone Inc.(2)	1,518	126,374
Barnes & Noble Inc.	292	11,008
Bebe Stores Inc.	563	9,853
Bed Bath & Beyond Inc.(2)	7,834	314,770
Best Buy Co. Inc.	10,767	468,688
Big 5 Sporting Goods Corp.(1)	628	14,984
Big Lots Inc.(2)	663	7,286
BJ’s Restaurants Inc.(2)	276	5,639
Bombay Co. Inc. (The)(1)(2)	271	1,195
Brinker International Inc.(2)	2,408	90,444
Brookstone Inc.(2)	616	12,283
Buckle Inc. (The)	100	3,397
Buffalo Wild Wings Inc.(2)	245	6,493
Build-A-Bear Workshop Inc.(1)(2)	155	3,457
Cabela’s Inc. Class A(1)(2)	518	9,516
Cache Inc.(2)	376	5,726
California Pizza Kitchen Inc.(2)	440	12,866
CarMax Inc.(2)	2,754	86,118
Cash America International Inc.	117	2,428
Casual Male Retail Group Inc.(2)	554	3,812
Cato Corp. Class A	271	5,401
CBRL Group Inc.	539	18,143
CEC Entertainment Inc.(2)	974	30,934
Charlotte Russe Holding Inc.(2)	428	5,701
Cheesecake Factory (The)(1)(2)	2,103	65,698
Chico’s FAS Inc.(2)	4,828	177,670
Children’s Place Retail Stores Inc. (The)(2)	533	18,996
Christopher & Banks Corp.(1)	1,062	14,730
Circuit City Stores Inc.	1,963	33,685
Citi Trends Inc.(2)	209	4,562
CKE Restaurants Inc.	1,613	21,259
Claire’s Stores Inc.	2,158	52,073
Coldwater Creek Inc.(1)(2)	999	25,195
Conn’s Inc.(2)	165	4,574
Copart Inc.(2)	1,812	43,252
Cost Plus Inc.(2)	374	6,788
Costco Wholesale Corp.	4,753	204,807
CSK Auto Corp.(2)	1,077	16,026
CVS Corp.	21,549	625,136
Darden Restaurants Inc.	4,067	123,515
Deb Shops Inc.	85	1,848
Denny’s Corp.(2)	1,287	5,341
Design Within Reach Inc.(2)	478	4,316
Dick’s Sporting Goods Inc.(1)(2)	989	29,779

Dollar General Corp.	8,667	158,953
Dollar Tree Stores Inc.(2)	2,065	44,707
Dress Barn Inc.(2)	378	8,603
DSW Inc. Class A(2)	223	4,728
Electronics Boutique Holdings Corp.(2)	287	18,035
Family Dollar Stores Inc.	3,471	68,969
Finish Line Inc. (The)	1,153	16,822
First Cash Inc.(2)	165	4,343
Foot Locker Inc.	2,063	45,262
Fred’s Inc.(1)	722	9,032
GameStop Corp. Class B(2)	1,108	31,456
Gap Inc. (The)	15,862	276,475
Genesco Inc.(1)(2)	456	16,981
Golf Galaxy Inc.(2)	138	2,200
Goody’s Family Clothing Inc.	441	3,338
Guitar Center Inc.(1)(2)	690	38,095
Hibbet Sporting Goods Inc.(2)	860	19,124
Home Depot Inc.	57,220	2,182,371
Hot Topic Inc.(1)(2)	1,063	16,328
IHOP Corp.	125	5,093
Insight Enterprises Inc.(2)	243	4,520
Jack in the Box Inc.(2)	148	4,427
Jill (J.) Group Inc. (The)(2)	192	3,037
Joseph A. Bank Clothiers Inc.(2)	337	14,565
Kenneth Cole Productions Inc. Class A	281	7,668
Kohl’s Corp.(2)	8,154	409,168
Krispy Kreme Doughnuts Inc.(1)(2)	719	4,501
Limited Brands Inc.	9,258	189,141
Longs Drug Stores Corp.(1)	640	27,450
Lowe’s Companies Inc.	20,544	1,323,034
MarineMax Inc.(2)	232	5,914
McCormick & Schmick’s Seafood Restaurants Inc.(2)	273	5,766
Men’s Wearhouse Inc. (The)(2)	1,198	31,987
Michaels Stores Inc.	3,666	121,198
Movie Gallery Inc.(1)	564	5,860
MSC Industrial Direct Co. Inc. Class A	1,150	38,146
Neiman-Marcus Group Inc. Class A	173	17,291
New York & Co. Inc.(2)	457	7,495
99 Cents Only Stores(1)(2)	352	3,256
Nordstrom Inc.	5,746	197,203
Nu Skin Enterprises Inc. Class A(1)	1,375	26,194
O’Charley’s Inc.(2)	103	1,474
O’Reilly Automotive Inc.(2)	2,706	76,255
Outback Steakhouse Inc.(1)	1,546	56,584
P.F. Chang’s China Bistro Inc.(1)(2)	703	31,515
Pacific Sunwear of California Inc.(2)	2,032	43,566
Panera Bread Co. Class A(2)	738	37,771
Pantry Inc. (The)(2)	470	17,564
Papa John’s International Inc.(2)	136	6,816
Party City Corp.(2)	401	6,785
Penney (J.C.) Co. Inc.	2,018	95,694
Pep Boys-Manny, Moe & Jack Inc.(1)	530	7,335
PETCO Animal Supplies Inc.(2)	1,445	30,576
PETsMART Inc.	3,858	84,027
Pier 1 Imports Inc.	631	7,111
RadioShack Corp.(1)	4,209	104,383
Rare Hospitality International Inc.(2)	869	22,333
Red Robin Gourmet Burgers Inc.(1)(2)	346	15,861
Regis Corp.	303	11,459
Restoration Hardware Inc.(2)	980	6,194
Ross Stores Inc.	3,978	94,279
Ruby Tuesday Inc.(1)	1,747	38,015

Rush Enterprises Inc. Class A(2)	419	6,402
Ruth’s Chris Steak House(2)	279	5,128
Saks Inc.(2)	330	6,105
School Specialty Inc.(2)	207	10,097
Sears Holdings Corp.(2)	1,224	152,290
Select Comfort Corp.(1)(2)	983	19,640
7-Eleven Inc.(2)	718	25,568
Sharper Image Corp.(2)	124	1,562
Sonic Corp.(2)	1,597	43,678
Sports Authority Inc. (The)(2)	119	3,503
Stage Stores Inc.	23	618
Staples Inc.	19,604	417,957
Starbucks Corp.(2)	10,360	519,036
Steak n Shake Co. (The)(2)	643	11,670
Stein Mart Inc.	609	12,363
Talbots Inc. (The)(1)	542	16,217
Target Corp.	23,492	1,219,940
Texas Roadhouse Inc. Class A(2)	948	14,125
Tiffany & Co.	1,590	63,234
TJX Companies Inc.	12,809	262,328
Too Inc.(2)	64	1,756
Tractor Supply Co.(1)(2)	919	41,952
Triarc Companies Inc. Class B	985	15,041
Tuesday Morning Corp.(1)	734	18,989
Urban Outfitters Inc.(1)(2)	2,878	84,613
Walgreen Co.(1)	27,121	1,178,407
Wal-Mart Stores Inc.	66,777	2,926,168
Wendy’s International Inc.	1,517	68,493
West Marine Inc.(1)(2)	169	2,498
Wet Seal Inc. Class A(1)(2)	960	4,320
Williams-Sonoma Inc.(1)(2)	2,990	114,667
Wilsons The Leather Experts Inc.(2)	800	4,880
World Fuel Services Corp.	714	23,169
Yum! Brands Inc.	7,716	373,532
Zumiez Inc.(2)	42	1,370

		17,046,747
SAVINGS & LOANS—0.25%
Berkshire Hills Bancorp Inc.	13	442
BFC Financial Corp. Class A(2)	92	642
Charter Financial Corp.(1)	72	2,454
Commercial Capital Bancorp Inc.	173	2,941
Fidelity Bankshares Inc.	69	2,108
Golden West Financial Corp.	2,761	163,976
Harbor Florida Bancshares Inc.(1)	303	10,990
Hudson City Bancorp Inc.	15,828	188,353
NASB Financial Inc.	82	3,280
NewAlliance Bancshares Inc.	1,615	23,644
OceanFirst Financial Corp.	35	845
People’s Bank	1,469	42,572
PFF Bancorp Inc.	172	5,205
Rockville Financial Inc.(2)	17	227
Sound Federal Bancorp Inc.	333	5,564
United Financial Bancorp Inc.(2)	126	1,400
Westfield Financial Inc.	101	2,374

		457,017
SEMICONDUCTORS—5.91%
Actel Corp.(2)	20	289
ADE Corp.(2)	354	7,958
Advanced Analogic Technologies Inc.(2)	359	4,017
Advanced Micro Devices Inc.(2)	5,502	138,650
Agere Systems Inc.(2)	4,767	49,624

Altera Corp.(2)	9,933	189,820
AMIS Holdings Inc.(2)	800	9,488
Amkor Technology Inc.(2)	1,601	7,012
Analog Devices Inc.	9,847	365,718
Applied Materials Inc.(1)	44,293	751,209
Applied Micro Circuits Corp.(2)	2,503	7,509
Atmel Corp.(2)	7,791	16,049
ATMI Inc.(1)(2)	971	30,101
August Technology Corp.(2)	637	6,797
Broadcom Corp. Class A(2)	7,383	346,337
Brooks Automation Inc.(2)	919	12,250
Cabot Microelectronics Corp.(1)(2)	462	13,574
Cirrus Logic Inc.(2)	2,151	16,326
Cohu Inc.	300	7,095
Credence Systems Corp.(1)(2)	957	7,637
Cree Inc.(1)(2)	2,061	51,566
Cypress Semiconductor Corp.(1)(2)	3,524	53,036
Diodes Inc.(1)(2)	293	10,624
DSP Group Inc.(2)	640	16,422
EMCORE Corp.(2)	1,280	7,834
Emulex Corp.(2)	1,943	39,268
Entegris Inc.(2)	548	6,192
Exar Corp.(2)	617	8,650
Fairchild Semiconductor International Inc. Class A(2)	916	13,612
FormFactor Inc.(1)(2)	920	20,994
Freescale Semiconductor Inc. Class B(2)	1,412	33,295
Genesis Microchip Inc.(2)	356	7,814
Helix Technology Corp.	307	4,528
Hittite Microwave Corp.(2)	174	3,524
Integrated Device Technology Inc.(2)	3,185	34,207
Intel Corp.	163,696	4,035,106
International Rectifier Corp.(1)(2)	1,377	62,075
Intersil Corp. Class A	2,054	44,736
IXYS Corp.(2)	832	8,786
KLA-Tencor Corp.	5,252	256,088
Kulicke & Soffa Industries Inc.(1)(2)	772	5,597
Lam Research Corp.(1)(2)	3,660	111,520
Lattice Semiconductor Corp.(2)	428	1,832
Leadis Technology Inc.(2)	15	103
Linear Technology Corp.	8,162	306,810
LSI Logic Corp.(2)	4,048	39,873
Mattson Technology Inc.(2)	990	7,435
Maxim Integrated Products Inc.	8,738	372,676
MEMC Electronic Materials Inc.(2)	3,498	79,719
Micrel Inc.(2)	1,588	17,833
Microchip Technology Inc.	5,586	168,250
Micron Technology Inc.(2)	7,648	101,718
Microsemi Corp.(2)	1,595	40,736
Microtune Inc.(2)	1,052	6,554
MIPS Technologies Inc. Class A(2)	1,274	8,701
Monolithic Power Systems Inc.(2)	755	6,410
National Semiconductor Corp.	9,341	245,668
NetLogic Microsystems Inc.(2)	332	7,168
Novellus Systems Inc.	1,747	43,815
NVIDIA Corp.(1)(2)	4,575	156,831
OmniVision Technologies Inc.(1)(2)	1,328	16,759
ON Semiconductor Corp.(2)	4,125	21,326
Pericom Semiconductor Corp.(2)	551	4,871
Photronics Inc.(1)(2)	432	8,381
Pixelworks Inc.(2)	597	3,934
PLX Technology Inc.(1)(2)	523	4,362
PMC-Sierra Inc.(2)	5,035	44,358

PortalPlayer Inc.(1)(2)	430	11,795
Power Integrations Inc.(1)(2)	723	15,725
QLogic Corp.(2)	2,504	85,637
Rambus Inc.(2)	1,917	23,196
Rudolph Technologies Inc.(2)	60	808
Semitool Inc.(2)	74	588
Semtech Corp.(2)	2,058	33,895
SigmaTel Inc.(2)	903	18,277
Silicon Image Inc.(2)	1,969	17,504
Silicon Laboratories Inc.(2)	1,075	32,669
SiRF Technology Holdings Inc.(2)	1,012	30,492
Skyworks Solutions Inc.(2)	2,011	14,117
Standard Microsystems Corp.(2)	105	3,141
Supertex Inc.(2)	177	5,308
Teradyne Inc.(2)	3,751	61,892
Tessera Technologies Inc.(1)(2)	1,086	32,482
Texas Instruments Inc.	44,099	1,494,956
TranSwitch Corp.(1)(2)	2,417	4,157
TriQuint Semiconductor Inc.(2)	374	1,316
Ultratech Inc.(1)(2)	695	10,835
Varian Semiconductor Equipment Associates Inc.(1)(2)	934	39,574
Veeco Instruments Inc.(1)(2)	298	4,780
Virage Logic Corp.(2)	544	4,216
Vitesse Semiconductor Corp.(1)(2)	3,806	7,155
Volterra Semiconductor Corp.(1)(2)	571	7,006
Xilinx Inc.	9,301	259,033
Zoran Corp.(2)	282	4,033

		10,763,644
SOFTWARE—7.28%
Activision Inc.(2)	4,844	99,060
Acxiom Corp.	2,410	45,115
Adobe Systems Inc.	13,022	388,707
Advent Software Inc.(2)	610	16,433
Allscripts Healthcare Solutions Inc.(1)(2)	983	17,714
Altiris Inc.(2)	628	9,602
AMICAS Inc.(2)	283	1,528
ANSYS Inc.(2)	871	33,525
Aspen Technology Inc.(2)	1,450	9,063
Autodesk Inc.	6,098	283,191
Automatic Data Processing Inc.	15,515	667,766
Avid Technology Inc.(2)	990	40,986
BEA Systems Inc.(2)	886	7,956
Blackbaud Inc.	337	4,775
Blackboard Inc.(2)	358	8,954
BMC Software Inc.(2)	2,416	50,978
Bottomline Technologies Inc.(2)	374	5,644
CCC Information Services Group Inc.(2)	300	7,839
Cerner Corp.(1)(2)	823	71,543
Certegy Inc.	1,550	62,031
Citrix Systems Inc.(2)	4,574	114,990
Computer Associates International Inc.	8,976	249,623
Computer Programs & Systems Inc.	262	9,049
Compuware Corp.(2)	4,225	40,138
Concur Technologies Inc.(1)(2)	812	10,044
CSG Systems International Inc.(2)	792	17,194
Dendrite International Inc.(2)	1,145	23,003
Digi International Inc.(2)	302	3,240
Dun & Bradstreet Corp.(2)	1,831	120,608
Eclipsys Corp.(2)	994	17,733
eFunds Corp.(2)	718	13,520
Electronic Arts Inc.(2)	8,191	465,986

Emageon Inc.(2)	256	3,471
Epicor Software Corp.(2)	1,347	17,511
EPIQ Systems Inc.(2)	212	4,626
Fair Isaac Corp.(1)	1,407	63,034
FalconStor Software Inc.(1)(2)	523	3,169
FileNET Corp.(2)	1,060	29,574
First Data Corp.	20,678	827,120
Fiserv Inc.(2)	5,115	234,625
Global Payments Inc.	905	70,337
Hyperion Solutions Corp.(2)	1,097	53,369
IDX Systems Corp.(2)	641	27,678
IMS Health Inc.	6,088	153,235
Infocrossing Inc.(1)(2)	564	5,183
Informatica Corp.(2)	2,012	24,184
infoUSA Inc.	901	9,569
InPhonic Inc.(1)(2)	526	7,233
Inter-Tel Inc.	204	4,284
InterVideo Inc.(2)	351	3,521
Intuit Inc.(1)(2)	4,410	197,612
Keane Inc.(2)	270	3,086
Majesco Holdings Inc.(1)(2)	722	960
ManTech International Corp. Class A(2)	395	10,432
MapInfo Corp.(1)(2)	305	3,736
Mercury Interactive Corp.(2)	2,308	91,397
Micromuse Inc.(2)	2,515	19,818
Microsoft Corp.	245,584	6,318,876
MicroStrategy Inc. Class A(1)(2)	366	25,726
Midway Games Inc.(1)(2)	562	8,537
MoneyGram International Inc.	1,766	38,340
MRO Software Inc.(2)	83	1,398
NAVTEQ Corp.(2)	2,306	115,185
Open Solutions Inc.(2)	353	7,702
Oracle Corp.(2)	100,459	1,244,687
Packeteer Inc.(2)	1,064	13,353
Parametric Technology Corp.(2)	6,802	47,410
PDF Solutions Inc.(1)(2)	285	4,731
Per-Se Technologies Inc.(1)(2)	724	14,958
Phase Forward Inc.(2)	401	4,383
Phoenix Technologies Ltd.(2)	656	4,940
Pixar Inc.(2)	1,446	64,361
Progress Software Corp.(2)	913	29,006
QAD Inc.	98	812
Quality Systems Inc.	173	11,953
Quest Software Inc.(2)	1,545	23,283
Red Hat Inc.(1)(2)	4,564	96,711
Renaissance Learning Inc.	170	3,026
Salesforce.com Inc.(2)	1,682	38,888
ScanSoft Inc.(1)(2)	1,444	7,697
Schawk Inc.	155	3,098
SeaChange International Inc.(2)	195	1,240
SEI Investments Co.	1,635	61,443
SERENA Software Inc.(2)	725	14,449
Siebel Systems Inc.	1,859	19,203
SPSS Inc.(2)	448	10,752
SS&C Technologies Inc.	478	17,514
SSA Global Technologies Inc.(2)	84	1,478
Take-Two Interactive Software Inc.(2)	1,549	34,217
THQ Inc.(1)(2)	1,411	30,083
Total System Services Inc.	1,079	25,151
Transaction Systems Architects Inc. Class A(2)	1,071	29,827
Trident Microsystems Inc.(1)(2)	648	20,613
Ulticom Inc.(2)	11	121
Ultimate Software Group Inc.(1)(2)	610	11,236

Unica Corp.(2)	176	1,932
VeriFone Holdings Inc.(2)	363	7,300
Verint Systems Inc.(2)	376	15,393
Wind River Systems Inc.(2)	1,881	24,321
Witness Systems Inc.(1)(2)	633	13,223

		13,254,859
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(1)(2)	325	14,089

		14,089
TELECOMMUNICATIONS—5.18%
ADTRAN Inc.	1,777	55,976
Aeroflex Inc.(2)	258	2,415
Airspan Networks Inc.(2)	961	4,834
Alamosa Holdings Inc.(2)	3,326	56,908
Alaska Communications Systems Group Inc.(1)	568	6,498
Alltel Corp.	1,194	77,741
American Tower Corp. Class A(2)	10,010	249,750
Andrew Corp.(2)	1,245	13,882
Anixter International Inc.(2)	449	18,108
Applied Signal Technology Inc.	246	4,694
Arris Group Inc.(2)	2,513	29,804
Atheros Communications Inc.(2)	1,057	10,316
Avaya Inc.(2)	9,194	94,698
C-COR Inc.(2)	563	3,800
Centennial Communications Corp.(2)	388	5,812
Cisco Systems Inc.(2)	171,385	3,072,933
Commonwealth Telephone Enterprises Inc.	342	12,893
CommScope Inc.(2)	554	9,606
Comtech Telecommunications Corp.(1)(2)	564	23,389
Comverse Technology Inc.(2)	4,617	121,289
Consolidated Communications Holdings Inc.(2)	152	2,067
Corning Inc.(2)	37,836	731,370
Crown Castle International Corp.(1)(2)	3,844	94,678
Ditech Communications Corp.(2)	254	1,712
Dobson Communications Corp. Class A(1)(2)	2,743	21,066
Endwave Corp.(1)(2)	121	1,561
Essex Corp.(2)	341	7,389
Extreme Networks Inc.(2)	2,139	9,519
Finisar Corp.(1)(2)	3,398	4,655
Foundry Networks Inc.(2)	1,902	24,155
Glenayre Technologies Inc.(2)	1,363	4,893
GlobeTel Communications Corp.(1)(2)	1,169	1,695
Golden Telecom Inc.(1)	375	11,839
Harmonic Inc.(2)	2,059	11,983
Harris Corp.	2,883	120,509
Hungarian Telephone and Cable Corp.(2)	201	3,011
Hypercom Corp.(2)	1,182	7,707
InterDigital Communications Corp.(1)(2)	1,278	25,100
Intrado Inc.(1)(2)	445	8,023
Ixia(2)	911	13,401
JAMDAT Mobile Inc.(1)(2)	348	7,308
JDS Uniphase Corp.(2)	19,646	43,614
Juniper Networks Inc.(2)	10,562	251,270
Motorola Inc.	52,132	1,151,596
MRV Communications Inc.(1)(2)	2,601	5,540
NETGEAR Inc.(2)	765	18,406
NeuStar Inc. Class A(2)	157	5,022
Newport Corp.(2)	30	418
Nextel Partners Inc. Class A(1)(2)	3,940	98,894
NII Holdings Inc. Class B(1)(2)	1,676	141,538
North Pittsburgh Systems Inc.	443	9,042

Novatel Wireless Inc.(1)(2)	930	13,457
PanAmSat Holding Corp.	425	10,285
Plantronics Inc.(1)	1,265	38,975
Polycom Inc.(2)	1,439	23,269
Premiere Global Services Inc.(2)	2,053	16,794
QUALCOMM Inc.	43,297	1,937,541
RF Micro Devices Inc.(2)	1,148	6,486
SafeNet Inc.(1)(2)	335	12,164
SBA Communications Corp.(2)	1,737	26,837
Scientific-Atlanta Inc.	3,356	125,884
Shenandoah Telecommunications Co.	20	824
Sonus Networks Inc.(2)	6,032	34,986
SpectraLink Corp.(1)	456	5,814
Sprint Nextel Corp.	12,920	307,238
Symmetricom Inc.(2)	1,279	9,899
Syniverse Holdings Inc.(2)	458	7,053
Tekelec(1)(2)	1,325	27,759
Telephone & Data Systems Inc.	386	15,054
Telkonet Inc.(1)(2)	1,171	4,590
Terayon Communication Systems Inc.(2)	2,678	10,444
UbiquiTel Inc.(2)	1,810	15,819
United States Cellular Corp.(2)	119	6,357
UTStarcom Inc.(1)(2)	1,520	12,418
Valor Communications Group Inc.	281	3,830
Viasat Inc.(2)	527	13,518
West Corp.(2)	612	22,883
Westell Technologies Inc. Class A(2)	1,450	5,278
Wireless Facilities Inc.(2)	610	3,538

		9,433,321
TEXTILES—0.10%
Cintas Corp.	3,717	152,583
Innovo Group Inc.(2)	1,287	2,535
Mohawk Industries Inc.(2)	345	27,686

		182,804
TOYS, GAMES & HOBBIES—0.03%
Jakks Pacific Inc.(2)	267	4,333
LeapFrog Enterprises Inc.(1)(2)	102	1,507
Marvel Entertainment Inc.(1)(2)	1,678	29,986
Mattel Inc.	1,330	22,184
RC2 Corp.(2)	116	3,916

		61,926
TRANSPORTATION—1.50%
ABX Air Inc.(2)	695	5,699
Arkansas Best Corp.	151	5,265
CH Robinson Worldwide Inc.	2,307	147,925
CNF Inc.	1,338	70,245
Covenant Transport Inc. Class A(2)	26	315
Dynamex Inc.(2)	339	5,302
EGL Inc.(2)	591	16,046
Expeditors International Washington Inc.(1)	2,854	162,050
FedEx Corp.	8,047	701,135
Florida East Coast Industries Inc.(1)	799	36,187
Forward Air Corp.(1)	835	30,761
Genesee & Wyoming Inc. Class A(2)	477	15,121
Heartland Express Inc.	1,246	25,344
Hub Group Inc. Class A(1)(2)	573	21,035
Hunt (J.B.) Transport Services Inc.	3,178	60,414
Kansas City Southern Industries Inc.(2)	987	23,007
Kirby Corp.(2)	478	23,628
Knight Transportation Inc.(1)	1,065	25,943

Landstar System Inc.	1,646	65,889
Maritrans Inc.	231	7,392
Norfolk Southern Corp.	1,497	60,718
Old Dominion Freight Line Inc.(2)	427	14,300
P.A.M. Transportation Services Inc.(2)	180	2,909
Pacer International Inc.	875	23,065
RailAmerica Inc.(2)	354	4,213
Ryder System Inc.	657	22,483
SIRVA Inc.(2)	517	3,857
Swift Transportation Co. Inc.(1)(2)	617	10,921
U.S. Xpress Enterprises Inc. Class A(2)	115	1,341
United Parcel Service Inc. Class B	16,287	1,125,920
Universal Truckload Services Inc.(2)	161	2,991
USA Truck Inc.(2)	157	3,972
Werner Enterprises Inc.	436	7,538

		2,732,931
TRUCKING & LEASING—0.01%
AMERCO	66	3,841
Greenbrier Companies Inc. (The)	193	6,415

		10,256
WATER—0.01%
Aqua America Inc.	189	7,186
Connecticut Water Service Inc.	231	5,710
SJW Corp.	18	869

		13,765

TOTAL COMMON STOCKS (Cost: $172,313,400)		181,821,646

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.25%
CERTIFICATES OF DEPOSIT(3)—0.36%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$25,514	25,514
Bank of Nova Scotia
3.63%, 01/03/06	20,412	20,410
Credit Suisse First Boston
3.67%, 05/09/06	51,029	51,029
Danske Bank
3.70%, 10/17/05	51,029	51,028
Dexia Credit Local
3.78%, 08/30/06	25,514	25,510
Fortis Bank NY
3.83% - 3.84%, 01/25/06	76,543	76,544
HBOS Treasury Services PLC
3.39%, 12/14/05	30,617	30,617
HSBC Bank USA N.A.
3.72%, 08/03/06	25,514	25,522
Nordea Bank PLC
3.63%, 10/02/06	30,617	30,610
Royal Bank of Scotland
3.78%, 06/27/06	25,514	25,512
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	79,095	79,082
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	140,330	140,333

UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	40,823	40,823
Wells Fargo Bank N.A.
3.73%, 10/06/05	28,066	28,066

		650,600
COMMERCIAL PAPER(3)—2.46%
Alpine Securitization Corp.
3.72%, 10/19/05	102,058	101,889
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	502,450	501,245
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	170,539	170,143
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	178,601	178,524
Barton Capital Corp.
3.74%, 10/14/05	76,543	76,456
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	102,058	102,058
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	60,865	60,650
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	179,143	178,925
Cantabric Finance LLC
3.73%, 10/31/05	19,619	19,562
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	29,030	28,989
Chesham Finance LLC
3.68%, 10/11/05	51,029	50,987
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	38,458	38,388
CRC Funding LLC
3.78%, 10/24/05	28,066	28,004
Dorada Finance Inc.
3.76%, 01/26/06	5,103	5,042
Fairway Finance LLC
3.75%, 10/20/05	20,412	20,412
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	45,770	45,741
Ford Credit Auto Receivables
3.77%, 10/17/05	44,395	44,330
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	244,565	244,000
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	251,994	251,712
General Electric Capital Corp.
3.72%, 10/14/05	255,145	254,855
Georgetown Funding Co. LLC
3.82%, 11/02/05	99,725	99,408
Giro Funding Corp.
3.66%, 10/06/05	25,514	25,507
Grampian Funding LLC
3.84%, 01/31/06	51,029	50,376
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	25,514	25,514
HSBC PLC
3.88%, 02/03/06	15,309	15,106
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	76,304	76,231
Landale Funding LLC
3.74%, 10/17/05	102,058	101,909
Leafs LLC
3.80%, 01/20/06 - 02/21/06(4)	53,575	53,575

Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	53,725	53,673
Lockhart Funding LLC
3.71%, 10/13/05	21,256	21,234
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	96,955	96,807
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	91,066	90,963
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	142,881	142,537
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	97,297	97,066
Prudential Funding LLC
3.71%, 10/13/05	51,029	50,976
Ranger Funding Co. LLC
3.67%, 10/04/05	28,139	28,136
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	51,029	50,270
Sedna Finance Inc.
3.92%, 02/21/06	12,757	12,561
Societe Generale
3.77%, 10/07/05	66,159	66,131
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	208,876	208,650
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	126,586	126,425
Three Pillars Funding Corp.
3.65%, 10/03/05	30,617	30,617
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	74,236	74,041
Tulip Funding Corp.
3.79%, 12/01/05	22,963	22,820
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	382,717	382,624
Windmill Funding Corp.
3.78%, 10/25/05	33,169	33,092
Yorktown Capital LLC
3.75%, 10/20/05	43,375	43,298

		4,481,459
LOAN PARTICIPATIONS(3)—0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	25,514	25,514

		25,514
MEDIUM-TERM NOTES(3)—0.05%
Dorada Finance Inc.
3.93%, 07/07/06(4)	15,819	15,818
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06(4)	81,646	81,638

		97,456
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%(5)(6)	114,976	114,976

		114,976

REPURCHASE AGREEMENTS(3)—1.55%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $1,607,929 and effective yields of 3.75% - 3.88%.(7)	$1,607,412	1,607,412
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $1,212,332 and an effective yield of 3.90%.(7)	1,211,938	1,211,938

		2,819,350
TIME DEPOSITS(3)—0.16%
Chase Bank USA N.A.
3.88%, 10/03/05	55,585	55,585
Lloyds TSB Bank PLC
3.90%, 10/03/05	51,029	51,029
Rabobank Nederland NV
3.89%, 10/03/05	178,601	178,601

		285,215
VARIABLE & FLOATING RATE NOTES(3)—2.59%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06(4)	94,914	94,915
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	176,050	176,049
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	84,198	84,198
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	114,815	114,820
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06(4)	155,638	155,751
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06(4)	33,169	33,169
Bank of America N.A.
3.81%, 08/10/06	255,145	255,145
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06(4)	175,540	175,535
BMW US Capital LLC
3.74%, 09/15/06(4)	51,029	51,029
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	96,955	96,951
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06(4)	137,268	137,262
Commodore CDO Ltd.
3.91%, 06/13/06(4)	12,757	12,757
Credit Suisse First Boston
3.77%, 07/19/06	127,572	127,572
DEPFA Bank PLC
3.88%, 09/15/06	51,029	51,029
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06(4)	81,136	81,139
Eli Lilly Services Inc.
3.66%, 09/01/06(4)	51,029	51,029
Fairway Finance LLC
3.78%, 01/20/06	25,514	25,514
Fifth Third Bancorp
3.79%, 09/22/06(4)	102,058	102,058
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06(4)	35,720	35,721
General Electric Capital Corp.
3.80%, 10/06/06	22,963	22,984

Greenwich Capital Holdings Inc.
3.66%, 03/02/06	12,757	12,757
Hartford Life Global Funding Trust
3.76%, 08/15/06	51,029	51,029
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06(4)	153,087	153,087
HSBC Bank USA N.A.
3.95%, 05/04/06	17,860	17,869
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06(4)	147,984	147,985
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06(4)	199,013	199,030
Lothian Mortgages PLC
3.82%, 01/24/06	51,029	51,029
Marshall & Ilsley Bank
3.90%, 02/20/06	51,029	51,053
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06(4)	102,058	102,098
Natexis Banques Populaires
3.80%, 10/16/06(4)	38,272	38,272
National City Bank (Ohio)
3.62%, 01/06/06	25,514	25,512
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06(4)	188,807	188,823
Nordea Bank AB
3.71%, 08/11/06(4)	89,301	89,301
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06(4)	163,293	163,295
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06(4)	138,799	138,800
Principal Life Income Funding Trusts
3.74%, 05/10/06	38,272	38,273
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	170,309	170,276
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06(4)	43,375	43,373
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06(4)	227,589	227,589
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06(4)	51,029	51,029
Strips III LLC
3.88%, 07/24/06(4)(8)	14,671	14,671
SunTrust Bank
3.63%, 04/28/06	76,543	76,543
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06(4)	113,795	113,784
Toyota Motor Credit Corp.
3.87%, 04/10/06	22,963	22,963
Unicredito Italiano SpA
3.80%, 06/14/06	66,338	66,321
Union Hamilton Special Funding LLC
4.00%, 03/28/06	51,029	51,029
US Bank N.A.
3.77%, 09/29/06	22,963	22,957
Wachovia Asset Securitization Inc.
3.82%, 10/25/05(4)	117,851	117,851
Wells Fargo & Co.
3.76%, 09/15/06(4)	25,514	25,517
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06(4)	114,815	114,808
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06(4)	130,634	130,630

Winston Funding Ltd.
3.71%, 10/23/05(4)	36,435	36,435
World Savings Bank
3.69%, 03/09/06	76,543	76,542

		4,715,158

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,189,728)		13,189,728

TOTAL INVESTMENTS IN SECURITIES — 107.14% (Cost: $185,503,128)		195,011,374
Other Assets, Less Liabilities — (7.14)%		(12,988,039)

NET ASSETS — 100.00%		$182,023,335

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 5.

(2)	Non-income earning security.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.89%
ADVERTISING—0.03%
Catalina Marketing Corp.	1,229	$27,947
Interpublic Group of Companies Inc.(1)	3,641	42,381
Lamar Advertising Co.(1)	965	43,772
ValueVision Media Inc. Class A(1)(2)	748	8,490

		122,590
AEROSPACE & DEFENSE—1.01%
AAR Corp.(1)	942	16,184
Alliant Techsystems Inc.(1)	695	51,882
Armor Holdings Inc.(1)(2)	2,142	92,127
Curtiss-Wright Corp.	1,237	76,335
DRS Technologies Inc.	975	48,126
Esterline Technologies Corp.(1)	1,549	58,692
General Dynamics Corp.	12,627	1,509,558
HEICO Corp.	398	9,234
Herley Industries Inc.(1)	947	17,643
K&F Industries Holdings Inc.(1)	400	6,692
Kaman Corp. Class A	1,477	30,205
L-3 Communications Holdings Inc.	3,102	245,275
Moog Inc. Class A(1)	1,960	57,859
Northrop Grumman Corp.	22,624	1,229,614
Orbital Sciences Corp.(1)(2)	2,407	30,087
Raytheon Co.	22,154	842,295
Sequa Corp. Class A(1)(2)	386	22,774
Teledyne Technologies Inc.(1)	87	2,999
Triumph Group Inc.(1)	967	35,943

		4,383,524
AGRICULTURE—1.85%
Alliance One International Inc.	5,272	18,663
Altria Group Inc.	77,845	5,737,955
Andersons Inc.	384	11,244
Archer-Daniels-Midland Co.	41,550	1,024,623
Delta & Pine Land Co.	906	23,927
Loews Corp. - Carolina Group(2)	4,245	168,229
Monsanto Co.	3,665	229,979
Reynolds American Inc.	5,408	448,972
Universal Corp.	1,591	61,779
UST Inc.	4,979	208,421
Vector Group Ltd.(2)	1,586	31,726

		7,965,518
AIRLINES—0.12%
Alaska Air Group Inc.(1)(2)	1,833	53,267
Delta Air Lines Inc.(1)(2)	3,963	2,972
Frontier Airlines Inc.(1)	1,768	17,291
MAIR Holdings Inc.(1)	639	3,725
Mesa Air Group Inc.(1)(2)	791	6,526

Republic Airways Holdings Inc.(1)	928	13,280
SkyWest Inc.	2,468	66,192
Southwest Airlines Co.	24,991	371,116

		534,369
APPAREL—0.32%
Columbia Sportswear Co.(1)(2)	756	35,078
Deckers Outdoor Corp.(1)(2)	67	1,612
Gymboree Corp.(1)(2)	1,139	15,536
Hartmarx Corp.(1)	1,501	9,832
Jones Apparel Group Inc.	7,676	218,766
Kellwood Co.(2)	1,694	43,790
K-Swiss Inc. Class A	245	7,245
Liz Claiborne Inc.(2)	6,977	274,336
Maidenform Brands Inc.(1)	398	5,472
Oxford Industries Inc.(2)	273	12,318
Perry Ellis International Inc.(1)	547	11,892
Phillips-Van Heusen Corp.	284	8,810
Polo Ralph Lauren Corp.	2,611	131,333
Reebok International Ltd.	2,340	132,374
Russell Corp.(2)	2,016	28,305
Skechers U.S.A. Inc. Class A(1)	1,069	17,500
Steven Madden Ltd.(1)	791	18,130
Stride Rite Corp.	2,368	30,358
VF Corp.	5,560	322,313
Volcom Inc.(1)	173	4,846
Warnaco Group Inc. (The)(1)	1,232	26,993
Weyco Group Inc.	331	6,454
Wolverine World Wide Inc.	808	17,008

		1,380,301
AUTO MANUFACTURERS—0.49%
Ford Motor Co.(2)	111,858	1,102,920
General Motors Corp.	29,227	894,638
PACCAR Inc.	1,440	97,762

		2,095,320
AUTO PARTS & EQUIPMENT—0.47%
Accuride Corp.(1)	261	3,604
Aftermarket Technology Corp.(1)	1,269	23,337
American Axle & Manufacturing Holdings Inc.	2,651	61,185
ArvinMeritor Inc.(2)	4,349	72,715
Autoliv Inc.	4,867	211,714
Bandag Inc.	682	29,231
BorgWarner Inc.	2,527	142,674
Commercial Vehicle Group Inc.(1)	746	15,621
Cooper Tire & Rubber Co.(2)	3,963	60,515
Dana Corp.(2)	9,672	91,014
Delphi Corp.	29,947	82,654
Goodyear Tire & Rubber Co. (The)(1)(2)	5,208	81,193
Hayes Lemmerz International Inc.(1)	2,906	13,019
Johnson Controls Inc.	9,885	613,364
Keystone Automotive Industries Inc.(1)	296	8,528
Lear Corp.	4,197	142,572
Modine Manufacturing Co.(2)	2,152	78,935
Noble International Ltd.	82	1,981
R & B Inc.(1)	546	5,596
Standard Motor Products Inc.	1,218	9,878
Strattec Security Corp.(1)	213	11,044
Superior Industries International Inc.(2)	1,347	28,987
Tenneco Inc.(1)	2,676	46,857
Titan International Inc.	1,065	14,622
TRW Automotive Holdings Corp.(1)	2,658	77,986
Visteon Corp.	7,752	75,815

		2,004,641

BANKS—11.22%
ABC Bancorp	710	13,625
Alabama National Bancorp(2)	841	53,774
AMCORE Financial Inc.(2)	1,428	44,568
Amegy Bancorporation Inc.	2,800	63,364
AmericanWest Bancorporation(1)(2)	691	15,976
AmSouth Bancorp(2)	22,368	565,016
Arrow Financial Corp.	84	2,291
Associated Bancorp(2)	8,135	247,955
Banc Corp. (The)(1)	735	7,938
BancFirst Corp.	230	19,550
Bancorp Inc. (The)(1)	498	7,963
BancorpSouth Inc.(2)	5,085	116,192
BancTrust Financial Group Inc.(2)	596	11,491
Bank Mutual Corp.	3,847	41,240
Bank of America Corp.	253,669	10,679,465
Bank of Granite Corp.(2)	785	14,946
Bank of Hawaii Corp.	2,963	145,839
Bank of New York Co. Inc. (The)	48,939	1,439,296
BankFinancial Corp.(1)	1,122	15,932
Banner Corp.	688	18,328
BB&T Corp.(2)	34,428	1,344,413
BOK Financial Corp.(2)	1,495	72,014
Boston Private Financial Holdings Inc.	1,593	42,278
Camden National Corp.(2)	399	15,030
Capital City Bank Group Inc.(2)	844	31,827
Capital Corp of the West(2)	574	17,536
Capital Crossing Bank(1)(2)	220	7,643
Capitol Bancorp Ltd.(2)	750	24,300
Cardinal Financial Corp.(1)	889	8,579
Cathay General Bancorp	935	33,155
Central Coast Bancorp(1)(2)	470	10,016
Central Pacific Financial Corp.(2)	1,883	66,244
Chemical Financial Corp.(2)	1,561	50,733
Chittenden Corp.(2)	2,868	76,031
Citizens & Northern Corp.	481	12,843
Citizens Banking Corp.(2)	2,791	79,264
City Bank	454	15,540
City Holding Co.(2)	956	34,187
City National Corp.	2,588	181,393
Colonial BancGroup Inc. (The)	9,803	219,587
Columbia Bancorp	234	9,404
Columbia Banking System Inc.(2)	940	24,656
Comerica Inc.	10,661	627,933
Commerce Bancorp Inc.	1,146	35,171
Commerce Bancshares Inc.(2)	3,850	198,198
Community Bancorp(1)	29	957
Community Bank System Inc.(2)	1,860	42,036
Community Banks Inc.	666	18,721
Community Trust Bancorp Inc.	898	28,898
Compass Bancshares Inc.(2)	7,887	361,461
Corus Bankshares Inc.(2)	293	16,065
Cullen/Frost Bankers Inc.	3,048	150,388
CVB Financial Corp.(2)	586	10,900
EuroBancshares Inc.(1)	220	3,280
Farmers Capital Bank Corp.	351	10,874
Fifth Third Bancorp(2)	27,881	1,024,069
Financial Institutions Inc.(2)	589	10,843
First BanCorp (Puerto Rico)(2)	3,892	65,853
First Bancorp Inc. (North Carolina)(2)	685	13,727

First Charter Corp.	2,002	49,009
First Citizens BancShares Inc. Class A	396	67,577
First Commonwealth Financial Corp.(2)	4,313	57,492
First Community Bancorp(2)	797	38,121
First Community Bancshares Inc.(2)	604	17,721
First Financial Bancorp	2,170	40,362
First Financial Bankshares Inc.(2)	1,058	36,850
First Financial Corp.	822	22,194
First Horizon National Corp.(2)	7,915	287,710
First Indiana Corp.	703	23,951
First Merchants Corp.(2)	1,106	28,568
First Midwest Bancorp Inc.	1,640	61,074
First Oak Brook Bancshares Inc. Class A	391	11,843
First Republic Bank	1,194	42,065
1st Source Corp.(2)	752	17,409
First State Bancorp	766	16,232
FirstMerit Corp.	5,284	141,558
FNB Corp. (Pennsylvania)(2)	3,479	60,117
FNB Corp. (Virginia)	411	11,376
Fremont General Corp.	4,038	88,150
Frontier Financial Corp.(2)	1,098	31,842
Fulton Financial Corp.	10,185	170,599
GB&T Bancshares Inc.(2)	750	15,923
Glacier Bancorp Inc.(2)	1,186	36,612
Gold Bancorp Inc.	2,385	35,536
Great Southern Bancorp Inc.(2)	304	9,096
Greater Bay Bancorp(2)	3,176	78,257
Greene County Bancshares Inc.	370	9,576
Hancock Holding Co.(2)	1,770	60,428
Hanmi Financial Corp.(2)	1,669	29,959
Harleysville National Corp.	789	17,319
Heartland Financial USA Inc.	606	11,775
Heritage Commerce Corp.	218	4,534
Hibernia Corp. Class A	9,848	295,834
Hudson United Bancorp	1,908	80,766
Huntington Bancshares Inc.(2)	14,786	332,241
IBERIABANK Corp.	581	30,880
Independent Bank Corp. (Massachusetts)	930	28,253
Independent Bank Corp. (Michigan)(2)	1,108	32,169
Integra Bank Corp.(2)	1,093	23,718
Interchange Financial Services Corp.	1,015	17,519
International Bancshares Corp.	2,852	84,704
Irwin Financial Corp.(2)	1,244	25,365
KeyCorp	25,803	832,147
Lakeland Bancorp Inc.(2)	1,119	17,154
Lakeland Financial Corp.	367	15,175
M&T Bank Corp.(2)	4,851	512,799
Main Street Banks Inc.(2)	854	22,887
MainSource Financial Group Inc.	927	16,436
Marshall & Ilsley Corp.	14,505	631,113
MB Financial Inc.	779	30,365
MBT Financial Corp.	803	14,799
Mellon Financial Corp.	24,818	793,431
Mercantile Bank Corp.	133	5,691
Mercantile Bankshares Corp.(2)	5,079	273,657
Mid-State Bancshares	1,493	41,072
Midwest Banc Holdings Inc.	599	13,849
National City Corp.	35,704	1,193,942
National Penn Bancshares Inc.(2)	2,155	53,638
NBC Capital Corp.	386	9,681
NBT Bancorp Inc.(2)	2,055	48,477
North Fork Bancorp Inc.	30,233	770,941
Northern Empire Bancshares(1)	313	7,800

Northern Trust Corp.	5,479	276,963
Old National Bancorp(2)	4,383	93,007
Omega Financial Corp.	758	21,247
Oriental Financial Group Inc.	1,254	15,349
Pacific Capital Bancorp	1,524	50,734
Park National Corp.(2)	656	71,025
Peapack-Gladstone Financial Corp.	85	2,332
Peoples Bancorp Inc.(2)	692	19,120
Placer Sierra Bancshares	379	10,411
PNC Financial Services Group	17,941	1,040,937
Popular Inc.(2)	16,974	411,110
PremierWest Bancorp(1)	291	4,394
Prosperity Bancshares Inc.	1,307	39,537
Provident Bankshares Corp.	2,036	70,812
R&G Financial Corp. Class B	1,690	23,237
Regions Financial Corp.	29,354	913,496
Renasant Corp.	604	19,117
Republic Bancorp Inc.(2)	4,363	61,693
Republic Bancorp Inc. Class A(2)	552	11,548
Royal Bancshares of Pennsylvania Class A	216	4,825
S&T Bancorp Inc.(2)	1,278	48,308
Sandy Spring Bancorp Inc.(2)	772	26,016
Santander BanCorp(2)	404	9,951
SCBT Financial Corp.	542	17,116
Seacoast Banking Corp. of Florida	378	8,857
Security Bank Corp.(2)	694	17,274
Sierra Bancorp	57	1,300
Signature Bank(1)	555	14,979
Simmons First National Corp. Class A	980	27,950
Sky Financial Group Inc.(2)	6,128	172,258
South Financial Group Inc. (The)	4,487	120,431
Southside Bancshares Inc.	399	7,585
Southwest Bancorp Inc.	794	17,444
State Bancorp Inc.	529	9,480
State Financial Services Corp. Class A	111	4,054
State Street Corp.	14,841	726,022
Sterling Bancorp	907	20,417
Sterling Bancshares Inc.	2,771	40,761
Sterling Financial Corp. (Pennsylvania)(2)	1,552	31,273
Summit Bancshares Inc.(2)	283	5,199
Summit Financial Group Inc.	285	7,766
Sun Bancorp Inc. (New Jersey)(1)(2)	638	13,455
SunTrust Banks Inc.	22,782	1,582,210
Susquehanna Bancshares Inc.	2,889	69,452
SY Bancorp Inc.(2)	378	8,989
Taylor Capital Group Inc.	290	10,968
TCF Financial Corp.	2,345	62,729
TD Banknorth Inc.	4,937	148,801
Texas Regional Bancshares Inc. Class A	2,140	61,611
Tompkins Trustco Inc.	426	18,424
TriCo Bancshares	770	16,570
Trustmark Corp.(2)	2,957	82,352
U.S. Bancorp(2)	115,568	3,245,149
UMB Financial Corp.	962	63,184
Umpqua Holdings Corp.	2,753	66,953
Union Bankshares Corp.	518	21,642
UnionBanCal Corp.	3,619	252,317
United Bancshares Inc.(2)	2,316	80,944
United Community Banks Inc.(2)	1,638	46,683
United Security Bancshares Inc.	34	933
Unizan Financial Corp.	1,403	33,967
USB Holding Co. Inc.	632	14,412
Valley National Bancorp(2)	6,785	155,376

Virginia Financial Group Inc.	419	15,105
W Holding Co. Inc.(2)	6,757	64,597
Wachovia Corp.(2)	99,419	4,731,350
Washington Trust Bancorp Inc.(2)	800	21,752
Webster Financial Corp.(2)	3,361	151,111
Wells Fargo & Co.	95,670	5,603,392
WesBanco Inc.(2)	1,387	38,142
West Coast Bancorp	991	24,775
Westamerica Bancorp(2)	833	43,024
Western Alliance Bancorp(1)	190	5,339
Western Sierra Bancorp(1)	307	10,573
Whitney Holding Corp.(2)	3,926	106,159
Wilmington Trust Corp.	4,220	153,819
Wintrust Financial Corp.	180	9,047
Yardville National Bancorp(2)	322	11,350
Zions Bancorporation	5,636	401,340

		48,351,465
BEVERAGES—0.95%
Anheuser-Busch Companies Inc.	18,773	807,990
Boston Beer Co. Inc. Class A(1)	86	2,150
Brown-Forman Corp. Class B(2)	312	18,576
Coca-Cola Bottling Co. Consolidated	109	5,334
Coca-Cola Co. (The)	49,498	2,137,819
Coca-Cola Enterprises Inc.	19,169	373,795
Constellation Brands Inc.(1)	9,117	237,042
Farmer Brothers Co.	374	7,551
Molson Coors Brewing Co. Class B	3,011	192,734
National Beverage Corp.(1)	272	2,111
Pepsi Bottling Group Inc.	6,738	192,370
PepsiAmericas Inc.	4,331	98,444

		4,075,916
BIOTECHNOLOGY—0.28%
Applera Corp. - Celera Genomics Group(1)	4,553	55,228
Arena Pharmaceuticals Inc.(1)	2,050	20,295
ArQule Inc.(1)	1,809	14,164
Biogen Idec Inc.(1)	12,019	474,510
Bio-Rad Laboratories Inc. Class A(1)(2)	1,084	59,609
Cambrex Corp.	1,635	31,000
Cell Genesys Inc.(1)(2)	894	4,899
Charles River Laboratories International Inc.(1)(2)	2,474	107,916
Chiron Corp.(1)	388	16,925
Coley Pharmaceutical Group Inc.(1)	143	2,603
Diversa Corp.(1)	232	1,343
Enzon Pharmaceuticals Inc.(1)	1,067	7,074
Invitrogen Corp.(1)	1,597	120,142
Maxygen Inc.(1)	1,444	11,971
Millennium Pharmaceuticals Inc.(1)	9,516	88,784
Nanogen Inc.(1)(2)	2,699	8,664
Regeneron Pharmaceuticals Inc.(1)	2,047	19,426
Savient Pharmaceuticals Inc.(1)	3,534	13,323
Seattle Genetics Inc.(1)	695	3,649
Serologicals Corp.(1)(2)	898	20,259
Vertex Pharmaceuticals Inc.(1)	5,887	131,574

		1,213,358
BUILDING MATERIALS—0.27%
Apogee Enterprises Inc.	1,516	25,924
Builders FirstSource Inc.(1)	496	11,076
Comfort Systems USA Inc.(1)	2,298	20,245
Genlyte Group Inc. (The)(1)	1,248	60,004
Lafarge North America Inc.	2,130	144,009

Lennox International Inc.(2)	1,043	28,589
LSI Industries Inc.	1,268	24,092
Martin Marietta Materials Inc.	540	42,368
Masco Corp.	5,651	173,373
Mestek Inc.(1)	138	1,706
NCI Building Systems Inc.(1)(2)	494	20,150
Texas Industries Inc.	1,410	76,704
Universal Forest Products Inc.	974	55,830
USG Corp.(1)	2,295	157,712
Vulcan Materials Co.	2,207	163,781
York International Corp.	2,702	151,501

		1,157,064
CHEMICALS—1.74%
Air Products & Chemicals Inc.	12,946	713,842
Airgas Inc.	3,668	108,683
Albemarle Corp.	2,272	85,654
Arch Chemicals Inc.	1,445	33,596
Ashland Inc.	4,153	229,412
Cabot Corp.	3,766	124,316
Celanese Corp. Class A	3,070	52,957
CF Industries Holdings Inc.(1)	1,446	21,415
Chemtura Corp.	9,304	115,556
Cytec Industries Inc.	2,595	112,571
Dow Chemical Co. (The)	3,448	143,678
Du Pont (E.I.) de Nemours and Co.	52,303	2,048,709
Eastman Chemical Co.	5,133	241,097
Engelhard Corp.(2)	7,605	212,256
Ferro Corp.(2)	2,581	47,284
FMC Corp.(1)	2,338	133,780
Fuller (H.B.) Co.(2)	1,882	58,493
Georgia Gulf Corp.	1,028	24,754
Grace (W.R.) & Co.(1)(2)	2,633	23,565
Hercules Inc.(1)	3,090	37,760
Huntsman Corp.(1)	3,741	73,137
Lubrizol Corp.	4,239	183,676
Lyondell Chemical Co.	12,688	363,131
Minerals Technologies Inc.(2)	1,271	72,714
Mosaic Co. (The)(1)(2)	8,038	128,769
NewMarket Corp.(1)	999	17,323
NL Industries Inc.	295	5,543
Octel Corp.(2)	902	15,036
Olin Corp.	2,581	49,013
OM Group Inc.(1)	1,746	35,147
Pioneer Companies Inc.(1)	327	7,868
PolyOne Corp.(1)	5,610	33,997
PPG Industries Inc.	10,874	643,632
Praxair Inc.	2,601	124,666
Rockwood Holdings Inc.(1)	728	13,868
Rohm & Haas Co.	9,424	387,609
RPM International Inc.	7,600	139,840
Schulman (A.) Inc.	2,000	35,900
Sensient Technologies Corp.	3,053	57,854
Sigma-Aldrich Corp.	3,915	250,795
Spartech Corp.	1,961	38,318
Stepan Co.	394	9,874
Terra Industries Inc.(1)	5,682	37,785
UAP Holding Corp.	847	15,331
Valhi Inc.(2)	671	12,065
Valspar Corp. (The)(2)	6,348	141,941
Wellman Inc.	2,084	13,192
Westlake Chemical Corp.(2)	797	21,583

		7,498,985

COAL—0.08%
Arch Coal Inc.	2,567	173,272
CONSOL Energy Inc.	1,718	131,032
Foundation Coal Holdings Inc.	747	28,722
James River Coal Co.(1)	301	15,191

		348,217
COMMERCIAL SERVICES—1.09%
ABM Industries Inc.	2,416	50,277
ACE Cash Express Inc.(1)	664	12,955
ADESA Inc.	5,573	123,163
Albany Molecular Research Inc.(1)(2)	1,494	18,197
Alderwoods Group Inc.(1)	2,524	41,343
Arbitron Inc.	532	21,195
Banta Corp.	1,537	78,218
BearingPoint Inc.(1)	11,398	86,511
Bowne & Co. Inc.	1,204	17,205
CBIZ Inc.(1)	3,953	20,160
CDI Corp.	315	9,305
Cendant Corp.	59,760	1,233,446
Central Parking Corp.	1,174	17,551
Clark Inc.	789	13,279
Coinstar Inc.(1)(2)	1,371	25,377
Consolidated Graphics Inc.(1)	163	7,017
Convergys Corp.(1)(2)	9,195	132,132
Corrections Corp. of America(1)	855	33,943
CorVel Corp.(1)	135	3,235
Cross Country Healthcare Inc.(1)(2)	1,473	27,339
Deluxe Corp.	3,155	126,705
Dollar Thrifty Automotive Group Inc.(1)	1,593	53,636
Donnelley (R.R.) & Sons Co.	13,548	502,224
Electro Rent Corp.(1)	1,042	13,108
Equifax Inc.	2,141	74,807
Exponent Inc.(1)	413	12,964
First Advantage Corp. Class A(1)	64	1,882
Forrester Research Inc.(1)	577	12,013
FTI Consulting Inc.(1)	2,272	57,391
Gartner Inc.(1)	464	5,424
Geo Group Inc. (The)(1)	613	16,244
Heartland Payment Systems Inc.(1)	204	4,867
Heidrick & Struggles International Inc.(1)	308	9,973
Hewitt Associates Inc. Class A(1)	989	26,980
Hooper Holmes Inc.(2)	3,827	15,040
Hudson Highland Group Inc.(1)	119	2,971
Interactive Data Corp.	1,342	30,396
Kelly Services Inc. Class A	1,115	34,186
Kenexa Corp.(1)	350	4,382
Kforce Inc.(1)	415	4,274
Landauer Inc.	204	9,996
Laureate Education Inc.(1)	360	17,629
Manpower Inc.	4,129	183,286
MAXIMUS Inc.	1,271	45,438
McKesson Corp.	11,524	546,814
Monro Muffler Brake Inc.	222	5,832
MPS Group Inc.(1)	4,324	51,023
NCO Group Inc.(1)(2)	1,972	40,742
PAREXEL International Corp.(1)	1,216	24,429
PHH Corp.(1)	3,263	89,602
PRA International(1)	75	2,273
PRG-Schultz International Inc.(1)	1,024	3,082
Quanta Services Inc.(1)(2)	7,215	92,063
Rent-A-Center Inc.(1)	1,569	30,297

Rent-Way Inc.(1)(2)	669	4,596
Service Corp. International(2)	19,369	160,569
ServiceMaster Co. (The)	7,315	99,045
Source Interlink Companies Inc.(1)(2)	1,623	17,950
SOURCECORP Inc.(1)	910	19,510
Spherion Corp.(1)	2,004	15,230
StarTek Inc.	636	8,395
Stewart Enterprises Inc. Class A	6,512	43,175
TeleTech Holdings Inc.(1)(2)	787	7,886
United Rentals Inc.(1)(2)	4,186	82,506
Valassis Communications Inc.(1)	950	37,031
Vertrue Inc.(1)	452	16,430
Viad Corp.	1,359	37,169
Volt Information Sciences Inc.(1)	494	10,038
Watson Wyatt & Co. Holdings	883	23,797
Wright Express Corp.(1)	423	9,133

		4,716,281
COMPUTERS—2.37%
Advanced Digital Information Corp.(1)	3,864	36,322
Affiliated Computer Services Inc. Class A(1)	2,676	146,110
Agilysys Inc.	1,973	33,225
BISYS Group Inc. (The)(1)	4,533	60,878
Brocade Communications Systems Inc.(1)	16,607	67,757
Cadence Design Systems Inc.(1)	9,297	150,240
Catapult Communications Corp.(1)	276	5,062
Ceridian Corp.(1)	4,830	100,222
CIBER Inc.(1)(2)	1,790	13,300
Computer Sciences Corp.(1)	12,022	568,761
Covansys Corp.(1)	1,553	24,786
Diebold Inc.	470	16,196
Dot Hill Systems Corp.(1)	2,526	17,000
Echelon Corp.(1)	1,697	15,629
Electronic Data Systems Corp.	25,265	566,947
Electronics For Imaging Inc.(1)	3,349	76,826
Hewlett-Packard Co.	182,615	5,332,358
Hutchinson Technology Inc.(1)(2)	1,343	35,079
iGATE Corp.(1)	917	3,329
Imation Corp.	2,126	91,142
Integral Systems Inc.	598	12,343
Intergraph Corp.(1)(2)	1,221	54,591
International Business Machines Corp.	15,552	1,247,581
Komag Inc.(1)(2)	1,092	34,900
Magma Design Automation Inc.(1)	2,076	16,857
Manhattan Associates Inc.(1)	103	2,390
Maxtor Corp.(1)(2)	1,343	5,909
McDATA Corp. Class A(1)(2)	9,893	51,839
Mentor Graphics Corp.(1)	2,949	25,361
MTS Systems Corp.	447	16,883
NCR Corp.(1)	8,956	285,786
Ness Technologies Inc.(1)	694	6,940
NetScout Systems Inc.(1)	398	2,161
Palm Inc.(1)	2,483	70,343
Perot Systems Corp. Class A(1)	4,344	61,468
Quantum Corp.(1)(2)	11,136	34,410
Rackable Systems Inc.(1)	309	4,066
RadiSys Corp.(1)(2)	663	12,862
Reynolds & Reynolds Co. (The) Class A	3,496	95,825
SanDisk Corp.(1)	2,731	131,771
SI International Inc.(1)	133	4,119
Silicon Storage Technology Inc.(1)	3,734	20,089
Sun Microsystems Inc.(1)	88,549	347,112
Sykes Enterprises Inc.(1)	1,090	12,971

Synopsys Inc.(1)	7,556	142,808
TALX Corp.	306	10,034
Tyler Technologies Inc.(1)	769	6,367
Unisys Corp.(1)	21,152	140,449

		10,219,404
COSMETICS & PERSONAL CARE—0.16%
Alberto-Culver Co.	3,365	150,584
Chattem Inc.(1)	268	9,514
Colgate-Palmolive Co.	9,009	475,585
Elizabeth Arden Inc.(1)	881	19,012
Revlon Inc. Class A(1)(2)	8,750	28,175

		682,870
DISTRIBUTION & WHOLESALE—0.29%
Bell Microproducts Inc.(1)	683	6,850
BlueLinx Holdings Inc.	256	3,441
Brightpoint Inc.(1)	1,063	20,346
Building Materials Holdings Corp.(2)	623	58,057
Genuine Parts Co.	11,066	474,731
Grainger (W.W.) Inc.	4,008	252,183
Handleman Co.(2)	1,593	20,120
Hughes Supply Inc.	3,429	111,785
Huttig Building Products Inc.(1)	508	4,597
Ingram Micro Inc. Class A(1)	4,198	77,831
MWI Veterinary Supply Inc.(1)	231	4,608
Owens & Minor Inc.	1,117	32,784
Tech Data Corp.(1)	2,661	97,685
United Stationers Inc.(1)	1,472	70,450

		1,235,468
DIVERSIFIED FINANCIAL SERVICES—11.04%
Accredited Home Lenders Holding Co.(1)	353	12,411
Advanta Corp. Class B(2)	1,204	33,989
AmeriCredit Corp.(1)(2)	5,293	126,344
Ameritrade Holding Corp.(1)	9,338	200,580
Archipelago Holdings Inc.(1)(2)	586	23,352
Bear Stearns Companies Inc. (The)	7,191	789,212
Capital One Financial Corp.	10,844	862,315
CapitalSource Inc.(1)(2)	999	21,778
CharterMac(2)	2,472	50,676
CIT Group Inc.	13,342	602,792
Citigroup Inc.	328,267	14,942,714
Cohen & Steers Inc.	37	740
CompuCredit Corp.(1)	701	31,138
Countrywide Financial Corp.	33,989	1,120,957
Delta Financial Corp.(2)	515	3,759
Doral Financial Corp.(2)	4,647	60,736
E*TRADE Financial Corp.(1)	23,446	412,650
Edwards (A.G.) Inc.(2)	4,900	214,669
Encore Capital Group Inc.(1)	82	1,463
eSpeed Inc.(1)	1,182	8,960
Federal Agricultural Mortgage Corp.(2)	637	15,505
Federal Home Loan Mortgage Corp.	43,406	2,450,703
Federal National Mortgage Association	61,028	2,735,275
Federated Investors Inc. Class B	509	16,914
Financial Federal Corp.(2)	1,071	42,626
Friedman, Billings, Ramsey Group Inc. Class A(2)	8,812	89,794
GAMCO Investors Inc. Class A	210	9,628
Goldman Sachs Group Inc. (The)	22,380	2,720,960
IndyMac Bancorp Inc.	1,889	74,767
Instinet Group Inc.	6,589	32,747
Investment Technology Group Inc.(1)	2,447	72,431

Janus Capital Group Inc.(2)	14,210	205,334
Jefferies Group Inc.(2)	3,317	144,455
JP Morgan Chase & Co.	221,936	7,530,288
Knight Capital Group Inc. Class A(1)	6,859	56,998
LaBranche & Co. Inc.(1)(2)	3,717	32,301
Lehman Brothers Holdings Inc.(2)	17,436	2,030,945
MarketAxess Holdings Inc.(1)	795	10,812
Marlin Business Services Corp.(1)	21	484
MBNA Corp.	79,909	1,968,958
Merrill Lynch & Co. Inc.	59,438	3,646,521
Metris Companies Inc.(1)	3,196	46,757
Morgan Stanley	62,314	3,361,217
Nasdaq Stock Market Inc. (The)(1)	845	21,421
Ocwen Financial Corp.(1)(2)	1,996	13,852
Piper Jaffray Companies Inc.(1)	1,254	37,444
Providian Financial Corp.(1)	15,622	276,197
Raymond James Financial Inc.	3,935	126,392
Refco Inc.(1)	446	12,608
Sanders Morris Harris Group Inc.(2)	706	11,543
Stifel Financial Corp.(1)	480	17,232
SWS Group Inc.	882	14,465
Thornburg Mortgage Inc.(2)	6,300	157,878
Waddell & Reed Financial Inc. Class A	1,058	20,483
Westcorp Inc.	883	52,009
WFS Financial Inc.	390	26,204

		47,605,383
ELECTRIC—6.03%
Allegheny Energy Inc.(1)(2)	10,370	318,566
ALLETE Inc.	1,649	75,541
Alliant Energy Corp.(2)	7,450	217,018
Ameren Corp.(2)	12,411	663,864
American Electric Power Co. Inc.	24,304	964,869
Aquila Inc.(1)	24,280	96,149
Avista Corp.	3,110	60,334
Black Hills Corp.(2)	2,078	90,123
Calpine Corp.(1)(2)	36,818	95,359
CenterPoint Energy Inc.	19,388	288,300
Central Vermont Public Service Corp.	701	12,267
CH Energy Group Inc.(2)	977	46,388
Cinergy Corp.	12,476	554,059
Cleco Corp.	3,086	72,768
CMS Energy Corp.(1)	13,706	225,464
Consolidated Edison Inc.(2)	15,396	747,476
Constellation Energy Group Inc.	11,248	692,877
Dominion Resources Inc.	21,462	1,848,737
DPL Inc.(2)	7,927	220,371
DTE Energy Co.(2)	11,064	507,395
Duke Energy Corp.(2)	58,409	1,703,791
Duquesne Light Holdings Inc.(2)	4,818	82,918
Edison International(2)	20,627	975,245
El Paso Electric Co.(1)	2,952	61,549
Empire District Electric Co. (The)	1,573	35,975
Energy East Corp.(2)	9,231	232,529
Entergy Corp.	13,413	996,854
Exelon Corp.	42,145	2,252,229
FirstEnergy Corp.	20,869	1,087,692
FPL Group Inc.	24,855	1,183,098
Great Plains Energy Inc.(2)	4,803	143,658
Hawaiian Electric Industries Inc.(2)	5,048	140,738
IDACORP Inc.(2)	2,616	78,820
ITC Holdings Corp.	828	23,995
MDU Resources Group Inc.(2)	7,425	264,701

MGE Energy Inc.(2)	1,025	37,423
Northeast Utilities	8,090	161,395
NorthWestern Corp.	2,202	66,478
NRG Energy Inc.(1)	5,452	232,255
NSTAR	6,836	197,697
OGE Energy Corp.	5,641	158,512
Otter Tail Corp.	1,795	55,537
Pepco Holdings Inc.	12,060	280,636
PG&E Corp.	23,426	919,470
Pike Electric Corp.(1)	878	16,445
Pinnacle West Capital Corp.	6,280	276,822
PNM Resources Inc.(2)	4,443	127,381
PPL Corp.	24,036	777,084
Progress Energy Inc.(2)	15,753	704,947
Public Service Enterprise Group Inc.	15,108	972,351
Puget Energy Inc.(2)	6,455	151,563
Reliant Energy Inc.(1)(2)	18,870	291,353
SCANA Corp.(2)	7,124	300,918
Sierra Pacific Resources Corp.(1)	7,380	109,593
Southern Co. (The)(2)	46,913	1,677,609
TECO Energy Inc.(2)	12,970	233,719
UIL Holdings Corp.(2)	897	46,922
UniSource Energy Corp.(2)	2,284	75,920
Westar Energy Inc.	5,402	130,350
Wisconsin Energy Corp.	7,341	293,053
WPS Resources Corp.(2)	2,364	136,639
Xcel Energy Inc.(2)	25,299	496,113

		25,989,902
ELECTRICAL COMPONENTS & EQUIPMENT—0.21%
Artesyn Technologies Inc.(1)(2)	683	6,352
Belden CDT Inc.(2)	2,907	56,483
C&D Technologies Inc.	1,564	14,717
Emerson Electric Co.	4,291	308,094
Encore Wire Corp.(1)	902	14,667
Energizer Holdings Inc.(1)	850	48,195
EnerSys(1)(2)	2,803	42,522
General Cable Corp.(1)(2)	1,921	32,273
GrafTech International Ltd.(1)	3,179	17,262
Greatbatch Inc.(1)	214	5,872
Hubbell Inc. Class B	3,628	170,262
Littelfuse Inc.(1)	768	21,604
Molex Inc.	4,331	115,551
Powell Industries Inc.(1)(2)	364	7,968
Power-One Inc.(1)(2)	3,957	21,922
Superior Essex Inc.(1)	1,014	18,262
Valence Technology Inc.(1)(2)	2,333	6,322

		908,328
ELECTRONICS—0.62%
Agilent Technologies Inc.(1)	4,903	160,573
Analogic Corp.	840	42,344
Applera Corp. - Applied Biosystems Group	12,382	287,758
Arrow Electronics Inc.(1)	7,374	231,249
Avnet Inc.(1)	6,336	154,915
AVX Corp.(2)	2,439	31,073
Badger Meter Inc.	106	4,170
Bel Fuse Inc. Class B	682	24,845
Benchmark Electronics Inc.(1)	1,257	37,861
Brady Corp. Class A	1,241	38,397
Checkpoint Systems Inc.(1)	2,315	54,912
Coherent Inc.(1)	1,908	55,866
CTS Corp.	1,516	18,344

Cubic Corp.(2)	967	16,555
Cymer Inc.(1)	341	10,680
Electro Scientific Industries Inc.(1)(2)	1,765	39,465
Excel Technology Inc.(1)	163	4,187
FEI Co.(1)(2)	367	7,065
Fisher Scientific International Inc.(1)	3,567	221,332
Keithley Instruments Inc.	72	1,051
KEMET Corp.(1)	4,967	41,623
LeCroy Corp.(1)(2)	687	10,202
Methode Electronics Inc.	1,142	13,156
Mettler Toledo International Inc.(1)	690	35,176
Molecular Devices Corp.(1)	294	6,142
Multi-Fineline Electronix Inc.(1)	37	1,083
OSI Systems Inc.(1)(2)	549	8,674
Park Electrochemical Corp.	1,224	32,620
Paxar Corp.(1)	1,963	33,077
PerkinElmer Inc.	3,834	78,099
Photon Dynamics Inc.(1)	68	1,302
Plexus Corp.(1)(2)	1,345	22,986
Rofin-Sinar Technologies Inc.(1)	918	34,875
Sanmina-SCI Corp.(1)	17,175	73,681
Solectron Corp.(1)	31,304	122,399
Symbol Technologies Inc.	2,193	21,228
Sypris Solutions Inc.(2)	384	4,124
Technitrol Inc.	2,470	37,840
Tektronix Inc.	3,962	99,961
Thermo Electron Corp.(1)	6,404	197,884
Thomas & Betts Corp.(1)	2,176	74,876
TTM Technologies Inc.(1)	1,121	8,015
Varian Inc.(1)	2,119	72,724
Viisage Technology Inc.(1)	509	2,112
Vishay Intertechnology Inc.(1)	7,557	90,306
Watts Water Technologies Inc. Class A	1,355	39,092
Woodward Governor Co.	611	51,966
X-Rite Inc.	93	1,153

		2,659,018
ENERGY—ALTERNATE SOURCES—0.01%
FuelCell Energy Inc.(1)(2)	2,916	31,989
Pacific Ethanol Inc.(1)(2)	118	1,218
Quantum Fuel Systems Technologies Worldwide Inc.(1)	2,618	10,734

		43,941
ENGINEERING & CONSTRUCTION—0.14%
Dycom Industries Inc.(1)	3,009	60,842
EMCOR Group Inc.(1)	1,017	60,308
Granite Construction Inc.	2,134	81,604
Infrasource Services Inc.(1)	670	9,748
Insituform Technologies Inc. Class A(1)(2)	1,528	26,419
Jacobs Engineering Group Inc.(1)	695	46,843
Layne Christensen Co.(1)	515	12,128
Perini Corp.(1)	493	8,973
Shaw Group Inc. (The)(1)(2)	4,827	119,034
URS Corp.(1)	2,534	102,348
Washington Group International Inc.(1)(2)	1,618	87,194

		615,441
ENTERTAINMENT—0.10%
Argosy Gaming Co.(1)	257	12,076
Bluegreen Corp.(1)	944	16,662
Carmike Cinemas Inc.	739	16,953
Churchill Downs Inc.(2)	487	17,201

Dover Motorsports Inc.	895	6,122
Great Wolf Resorts Inc.(1)	692	7,155
International Speedway Corp. Class A	1,935	101,529
Magna Entertainment Corp. Class A(1)(2)	2,813	18,735
Pinnacle Entertainment Inc.(1)	2,192	40,179
Six Flags Inc.(1)	5,697	40,961
Speedway Motorsports Inc.	742	26,957
Steinway Musical Instruments Inc.(1)	560	14,756
Sunterra Corp.(1)	823	10,806
Vail Resorts Inc.(1)	1,898	54,567
Warner Music Group Corp.(1)	1,987	36,779

		421,438
ENVIRONMENTAL CONTROL—0.28%
Allied Waste Industries Inc.(1)(2)	9,448	79,836
Calgon Carbon Corp.	2,179	17,214
Casella Waste Systems Inc. Class A(1)	1,039	13,642
Metal Management Inc.(2)	1,305	33,082
Republic Services Inc.	8,752	308,858
Tetra Tech Inc.(1)	474	7,973
Waste Holdings Inc.	286	3,804
Waste Management Inc.	26,116	747,179
Waste Services Inc.(1)	3,721	13,768

		1,225,356
FOOD—1.95%
Albertson’s Inc.(2)	23,173	594,387
American Italian Pasta Co. Class A(2)	1,111	11,843
Campbell Soup Co.	7,213	214,587
Chiquita Brands International Inc.(2)	2,586	72,279
ConAgra Foods Inc.	32,797	811,726
Corn Products International Inc.	4,687	94,537
Dean Foods Co.(1)	9,452	367,305
Del Monte Foods Co.(1)	12,519	134,329
Diamond Foods Inc.(1)	312	5,335
Flowers Foods Inc.	2,710	73,929
General Mills Inc.	17,458	841,476
Gold Kist Inc.(1)	2,437	47,643
Great Atlantic & Pacific Tea Co.(1)(2)	618	17,526
Hain Celestial Group Inc.(1)	1,784	34,610
Heinz (H.J.) Co.	10,290	375,997
Hershey Co. (The)	851	47,920
Hormel Foods Corp.	4,632	152,810
Ingles Markets Inc. Class A	935	14,773
J&J Snack Foods Corp.	406	23,467
Kellogg Co.	5,152	237,662
Kraft Foods Inc.(2)	15,833	484,331
Kroger Co.(1)	46,124	949,693
Lance Inc.	1,589	27,744
M&F Worldwide Corp.(1)(2)	774	12,036
McCormick & Co. Inc. NVS	2,721	88,786
Nash Finch Co.	766	32,318
Pathmark Stores Inc.(1)	1,261	14,211
Performance Food Group Co.(1)(2)	2,914	91,966
Pilgrim’s Pride Corp.	918	33,415
Premium Standard Farms Inc.	496	7,351
Ralcorp Holdings Inc.	1,837	77,007
Ruddick Corp.	2,296	52,923
Safeway Inc.	28,394	726,886
Sanderson Farms Inc.(2)	1,019	37,866
Sanfilippo (John B.) & Son Inc.(1)	445	7,787
Sara Lee Corp.	31,187	590,994
Seaboard Corp.(2)	14	19,222

Smithfield Foods Inc.(1)	5,401	160,302
Smucker (J.M.) Co. (The)(2)	3,288	159,600
Spartan Stores Inc.(1)	387	3,986
SUPERVALU Inc.	8,681	270,153
Tootsie Roll Industries Inc.(2)	1,083	34,385
TreeHouse Foods Inc.(1)	1,892	50,857
Tyson Foods Inc. Class A(2)	15,451	278,891
Weis Markets Inc.	864	34,569

		8,421,420
FOREST PRODUCTS & PAPER—1.07%
Bowater Inc.(2)	3,493	98,747
Buckeye Technologies Inc.(1)	1,878	15,249
Caraustar Industries Inc.(1)	1,696	18,622
Georgia-Pacific Corp.	16,493	561,752
Glatfelter Co.	2,681	37,775
International Paper Co.	31,038	924,932
Longview Fibre Co.	3,307	64,453
Louisiana-Pacific Corp.	6,932	191,947
MeadWestvaco Corp.	11,662	322,104
Mercer International Inc.(1)	1,638	13,546
Neenah Paper Inc.	833	24,407
Plum Creek Timber Co. Inc.	11,697	443,433
Potlatch Corp.	1,804	94,024
Rayonier Inc.(2)	3,145	181,215
Rock-Tenn Co. Class A	1,760	26,576
Schweitzer-Mauduit International Inc.	1,073	23,949
Smurfit-Stone Container Corp.(1)(2)	15,877	164,486
Temple-Inland Inc.	7,143	291,792
Wausau Paper Corp.	2,586	32,351
Weyerhaeuser Co.	15,360	1,056,000
Xerium Technologies Inc.	413	4,741

		4,592,101
GAS—0.82%
AGL Resources Inc.	4,822	178,944
Atmos Energy Corp.	4,993	141,052
Cascade Natural Gas Corp.	658	14,325
Energen Corp.	4,583	198,261
EnergySouth Inc.	470	12,967
KeySpan Corp.	10,953	402,851
Laclede Group Inc. (The)	1,288	41,847
New Jersey Resources Corp.	1,712	78,718
Nicor Inc.(2)	2,784	117,012
NiSource Inc.	17,291	419,307
Northwest Natural Gas Co.(2)	1,831	68,150
ONEOK Inc.	6,414	218,204
Peoples Energy Corp.	2,480	97,662
Piedmont Natural Gas Co.(2)	4,775	120,187
Sempra Energy	16,125	758,842
South Jersey Industries Inc.	1,722	50,179
Southern Union Co.(1)	6,058	156,115
Southwest Gas Corp.	2,321	63,572
UGI Corp.	6,490	182,693
Vectren Corp.(2)	4,777	135,428
WGL Holdings Inc.(2)	3,068	98,575

		3,554,891
HAND & MACHINE TOOLS—0.15%
Baldor Electric Co.	508	12,878
Black & Decker Corp.	2,307	189,382
Kennametal Inc.	2,367	116,078
Lincoln Electric Holdings Inc.(2)	2,047	80,652

Regal-Beloit Corp.(2)	790	25,628
Snap-On Inc.	3,659	132,163
Stanley Works (The)	1,881	87,805

		644,586
HEALTH CARE - PRODUCTS—0.14%
Bausch & Lomb Inc.	426	34,370
Bruker BioSciences Corp.(1)	262	1,148
Caliper Life Sciences Inc.(1)	1,527	10,735
CONMED Corp.(1)(2)	1,831	51,048
Cooper Companies Inc.	540	41,369
Datascope Corp.	785	24,351
DexCom Inc.(1)	82	953
DJ Orthopedics Inc.(1)	382	11,055
Encore Medical Corp.(1)	474	2,228
ev3 Inc.(1)	190	3,562
HealthTronics Inc.(1)	131	1,305
Hillenbrand Industries Inc.	2,362	111,132
Hologic Inc.(1)	86	4,966
ICU Medical Inc.(1)	330	9,491
Invacare Corp.	1,897	79,048
Inverness Medical Innovations Inc.(1)(2)	1,273	33,773
Merit Medical Systems Inc.(1)(2)	735	13,039
Oakley Inc.	245	4,248
Occulogix Inc.(1)(2)	593	3,789
Steris Corp.	3,805	90,521
Sybron Dental Specialties Inc.(1)	869	36,133
Viasys Healthcare Inc.(1)	1,728	43,183
Vital Sign Inc.	115	5,300
Zoll Medical Corp.(1)	198	5,197

		621,944
HEALTH CARE - SERVICES—0.70%
Aetna Inc.	3,683	317,254
Alliance Imaging Inc.(1)	286	2,445
Allied Healthcare International Inc.(1)	1,327	7,498
American Dental Partners Inc.(1)	190	6,445
Community Health Systems Inc.(1)	1,140	44,243
Genesis HealthCare Corp.(1)(2)	1,223	49,311
Gentiva Health Services Inc.(1)	483	8,752
Health Management Associates Inc. Class A	1,537	36,073
Health Net Inc.(1)	2,966	140,351
Humana Inc.(1)	2,587	123,866
Kindred Healthcare Inc.(1)(2)	1,760	52,448
LHC Group Inc.(1)	98	1,514
Magellan Health Services Inc.(1)	1,477	51,917
MedCath Corp.(1)	356	8,455
National Healthcare Corp.	208	7,280
OCA Inc.(1)(2)	2,140	3,210
Odyssey Healthcare Inc.(1)	320	5,430
PacifiCare Health Systems Inc.(1)	2,282	182,058
RehabCare Group Inc.(1)	801	16,437
Res-Care Inc.(1)	1,187	18,268
Sierra Health Services Inc.(1)	310	21,350
Specialty Laboratories Inc.(1)	101	1,336
Sunrise Senior Living Inc.(1)	42	2,803
Symbion Inc.(1)	61	1,578
Tenet Healthcare Corp.(1)(2)	25,381	285,029
Triad Hospitals Inc.(1)	3,452	156,272
Universal Health Services Inc. Class B(2)	952	45,344
WellChoice Inc.(1)	346	26,261
WellPoint Inc.(1)	18,568	1,407,826

		3,031,054

HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	5,083	219,077
Resource America Inc. Class A	663	11,755

		230,832
HOME BUILDERS—0.47%
Beazer Homes USA Inc.(2)	1,559	91,467
Centex Corp.	3,785	244,435
Coachmen Industries Inc.(2)	978	11,237
Fleetwood Enterprises Inc.(1)(2)	2,298	28,265
Horton (D.R.) Inc.	4,727	171,212
KB Home(2)	901	65,953
Lennar Corp. Class A	3,621	216,391
Levitt Corp. Class A(2)	991	22,734
M.D.C. Holdings Inc.	759	59,878
M/I Homes Inc.	761	41,292
Meritage Homes Corp.(1)	1,407	107,861
Monaco Coach Corp.(2)	1,567	23,098
Orleans Homebuilders Inc.(2)	195	4,805
Palm Harbor Homes Inc.(1)(2)	542	10,531
Pulte Homes Inc.	13,600	583,712
Ryland Group Inc.(2)	653	44,678
Skyline Corp.	401	16,297
Standard-Pacific Corp.	3,792	157,406
Technical Olympic USA Inc.	888	23,230
WCI Communities Inc.(1)(2)	2,146	60,882
William Lyon Homes Inc.(1)	119	18,469

		2,003,833
HOME FURNISHINGS—0.13%
Audiovox Corp. Class A(1)	997	13,938
Bassett Furniture Industries Inc.(2)	694	12,922
DTS Inc.(1)	67	1,128
Ethan Allen Interiors Inc.(2)	1,956	61,321
Furniture Brands International Inc.(2)	3,036	54,739
Hooker Furniture Corp.	598	9,939
Kimball International Inc. Class B	1,649	19,936
La-Z-Boy Inc.(2)	3,381	44,595
Maytag Corp.	2,049	37,415
Stanley Furniture Co. Inc.(2)	699	18,307
Whirlpool Corp.(2)	3,873	293,457

		567,697
HOUSEHOLD PRODUCTS & WARES—0.49%
American Greetings Corp. Class A(2)	4,009	109,847
Avery Dennison Corp.	2,192	114,839
Blyth Inc.	1,632	36,377
Central Garden & Pet Co.(1)	1,187	53,712
Clorox Co. (The)	9,697	538,571
CSS Industries Inc.	331	10,764
Ennis Inc.	1,578	26,510
Harland (John H.) Co.	254	11,278
Kimberly-Clark Corp.	16,544	984,864
Prestige Brands Holdings Inc.(1)	1,223	15,067
Russ Berrie & Co. Inc.(2)	656	9,263
Scotts Miracle-Gro Co. (The) Class A	1,187	104,373
Spectrum Brands Inc.(1)	616	14,507
Standard Register Co. (The)	999	14,935
Tupperware Corp.(2)	1,125	25,627
Water Pik Technologies Inc.(1)(2)	702	14,251
WD-40 Co.	541	14,342

		2,099,127

HOUSEWARES—0.08%
Libbey Inc.	959	14,577
Lifetime Brands Inc.	205	5,502
National Presto Industries Inc.(2)	294	12,586
Newell Rubbermaid Inc.	14,326	324,484

		357,149
INSURANCE—7.27%
Affirmative Insurance Holdings Inc.	431	6,275
AFLAC Inc.	6,422	290,917
Alfa Corp.(2)	2,200	36,696
Alleghany Corp.(1)	320	97,920
Allmerica Financial Corp.(1)	3,197	131,525
Allstate Corp. (The)	42,127	2,329,202
Ambac Financial Group Inc.	5,369	386,890
American Equity Investment Life Holding Co.(2)	1,442	16,367
American Financial Group Inc.	2,933	99,517
American International Group Inc.	101,740	6,303,810
American National Insurance Co.	499	59,441
American Physicians Capital Inc.(1)	506	24,860
AmerUs Group Co.(2)	2,439	139,925
AON Corp.	20,002	641,664
Argonaut Group Inc.(1)(2)	954	25,768
Assurant Inc.	7,467	284,194
Baldwin & Lyons Inc. Class B(2)	503	12,590
Berkley (W.R.) Corp.	5,603	221,206
Bristol West Holdings Inc.(2)	1,029	18,779
Ceres Group Inc.(1)	2,427	13,664
Chubb Corp.	12,358	1,106,659
CIGNA Corp.	8,285	976,470
Cincinnati Financial Corp.(2)	11,148	466,990
Citizens Inc.(1)(2)	2,245	14,413
CNA Financial Corp.(1)	1,464	43,730
CNA Surety Corp.(1)	984	13,992
Commerce Group Inc.	1,635	94,863
Conseco Inc.(1)	9,461	199,722
Crawford & Co. Class B(2)	1,084	8,488
Delphi Financial Group Inc. Class A(2)	1,728	80,870
Direct General Corp.(2)	853	16,830
Donegal Group Inc. Class A(2)	538	11,675
EMC Insurance Group Inc.	415	7,491
Enstar Group Inc.(1)	113	7,333
Erie Indemnity Co. Class A	2,143	113,043
FBL Financial Group Inc. Class A	774	23,181
Fidelity National Financial Inc.	10,165	452,546
First Acceptance Corp.(1)	947	9,574
First American Corp.	5,159	235,612
FPIC Insurance Group Inc.(1)	619	22,278
Gallagher (Arthur J.) & Co.(2)	998	28,752
Genworth Financial Inc. Class A	14,437	465,449
Great American Financial Resources Inc.	470	9,400
Harleysville Group Inc.	862	20,688
Hartford Financial Services Group Inc.	18,692	1,442,462
HCC Insurance Holdings Inc.	3,475	99,142
Hilb, Rogal & Hobbs Co.(2)	1,658	61,877
Horace Mann Educators Corp.	2,651	52,437
Independence Holding Co.	325	5,915
Infinity Property & Casualty Corp.	1,284	45,056
James River Group Inc.(1)	267	4,699
Jefferson-Pilot Corp.	8,614	440,778
Kansas City Life Insurance Co.	204	10,439
KMG America Corp.(1)	1,217	9,736

LandAmerica Financial Group Inc.(2)	1,122	72,537
Lincoln National Corp.	10,928	568,475
Loews Corp.	9,427	871,149
Markel Corp.(1)	348	115,014
Marsh & McLennan Companies Inc.(2)	33,720	1,024,751
MBIA Inc.	8,036	487,142
Mercury General Corp.	1,628	97,664
MetLife Inc.	26,246	1,307,838
MGIC Investment Corp.(2)	5,975	383,595
Midland Co. (The)	505	18,195
National Western Life Insurance Co. Class A(1)	157	33,166
Nationwide Financial Services Inc.	3,680	147,384
Navigators Group Inc. (The)(1)	346	12,913
Odyssey Re Holdings Corp.(2)	879	22,450
Ohio Casualty Corp.	3,899	105,741
Old Republic International Corp.	11,658	310,919
Philadelphia Consolidated Holding Corp.(1)	211	17,914
Phoenix Companies Inc.(2)	5,879	71,724
PMA Capital Corp. Class A(1)(2)	1,866	16,383
PMI Group Inc. (The)(2)	5,989	238,781
Presidential Life Corp.	1,386	24,948
Principal Financial Group Inc.(2)	18,600	881,082
ProAssurance Corp.(1)	1,051	49,050
Progressive Corp. (The)	1,129	118,285
Protective Life Corp.	4,353	179,257
Prudential Financial Inc.	30,429	2,055,783
Radian Group Inc.	5,497	291,891
Reinsurance Group of America Inc.	1,831	81,846
Republic Companies Group Inc.	382	4,836
RLI Corp.	1,396	64,579
SAFECO Corp.	8,105	432,645
Safety Insurance Group Inc.	644	22,920
SeaBright Insurance Holdings(1)	376	4,865
Selective Insurance Group Inc.	1,759	86,015
St. Paul Travelers Companies Inc.	42,469	1,905,584
StanCorp Financial Group Inc.	1,745	146,929
State Auto Financial Corp.	844	26,704
Stewart Information Services Corp.	1,087	55,654
Torchmark Corp.(2)	6,540	345,508
Tower Group Inc.	794	12,005
Transatlantic Holdings Inc.	1,543	87,951
Triad Guaranty Inc.(1)	580	22,748
21st Century Insurance Group	1,945	31,023
U.S.I. Holdings Corp.(1)(2)	2,765	35,917
UICI	2,311	83,196
United Fire & Casualty Co.	1,139	51,380
Unitrin Inc.	1,623	77,028
Universal American Financial Corp.(1)	961	21,853
UNUMProvident Corp.	18,952	388,516
Wesco Financial Corp.	87	29,763
Zenith National Insurance Corp.	804	50,403

		31,337,699
INTERNET—0.31%
Agile Software Corp.(1)	1,712	12,275
Alloy Inc.(1)	2,180	10,551
Ariba Inc.(1)	3,969	22,623
AsiaInfo Holdings Inc.(1)	1,018	4,937
autobytel.com Inc.(1)	871	4,364
Avocent Corp.(1)	384	12,150
CheckFree Corp.(1)	856	32,374
CMGI Inc.(1)	7,190	12,007
E-LOAN Inc.(1)	346	1,450

Expedia Inc.(1)	5,103	101,090
Harris Interactive Inc.(1)	852	3,638
IAC/InterActiveCorp.(1)	5,116	129,691
InfoSpace Inc.(1)	459	10,956
Internet Capital Group Inc.(1)(2)	2,233	19,673
Internet Security Systems Inc.(1)	629	15,102
Interwoven Inc.(1)	2,182	17,827
Ipass Inc.(1)	312	1,679
Keynote Systems Inc.(1)	401	5,205
MatrixOne Inc.(1)	2,778	14,612
Motive Inc.(1)	317	2,010
NetBank Inc.	2,856	23,733
NetRatings Inc.(1)	809	12,313
ProQuest Co.(1)	131	4,742
Redback Networks Inc.(1)	2,025	20,088
RSA Security Inc.(1)(2)	3,240	41,180
S1 Corp.(1)	2,389	9,341
SonicWALL Inc.(1)	3,164	20,091
Stellent Inc.(1)	731	6,265
SupportSoft Inc.(1)	651	3,281
Symantec Corp.(1)	25,084	568,403
TIBCO Software Inc.(1)	4,407	36,843
United Online Inc.	2,922	40,470
Verity Inc.(1)	2,233	23,714
Vignette Corp.(1)	1,082	17,215
WebMD Corp.(1)	4,690	51,965
webMethods Inc.(1)	3,141	22,207
WebSideStory Inc.(1)	70	1,240

		1,337,305
INVESTMENT COMPANIES—0.16%
Allied Capital Corp.(2)	8,544	244,615
American Capital Strategies Ltd.	6,345	232,608
Apollo Investment Corp.	3,923	77,675
Ares Capital Corp.	1,397	22,743
Capital Southwest Corp.	162	13,798
Gladstone Capital Corp.(2)	618	13,936
Gladstone Investment Corp.	685	10,056
MCG Capital Corp.(2)	3,300	55,671
NGP Capital Resources Co.	534	8,042
Technology Investment Capital Corp.	409	6,458

		685,602
IRON & STEEL—0.31%
Carpenter Technology Corp.	1,528	89,556
Chaparral Steel(1)	1,410	35,560
Gibraltar Industries Inc.(2)	1,303	29,800
Nucor Corp.	10,157	599,161
Oregon Steel Mills Inc.(1)	2,207	61,575
Reliance Steel & Aluminum Co.	610	32,287
Roanoke Electric Steel Corp.	633	12,679
Ryerson Tull Inc.(2)	1,505	32,056
Schnitzer Steel Industries Inc. Class A(2)	1,328	43,253
Steel Dynamics Inc.	2,500	84,900
Steel Technologies Inc.	257	6,664
United States Steel Corp.(2)	7,283	308,435
Wheeling-Pittsburgh Corp.(1)	485	8,114

		1,344,040
LEISURE TIME—0.09%
Arctic Cat Inc.	798	16,391
Brunswick Corp.	1,615	60,934
Callaway Golf Co.	4,716	71,164

K2 Inc.(1)(2)	2,903	33,094
Multimedia Games Inc.(1)(2)	519	5,039
Pegasus Solutions Inc.(1)	1,613	14,485
Sabre Holdings Corp.	8,197	166,235

		367,342
LODGING—0.21%
Ameristar Casinos Inc.	412	8,586
Aztar Corp.(1)	2,291	70,586
Gaylord Entertainment Co.(1)	1,517	72,285
Harrah’s Entertainment Inc.	4,305	280,643
La Quinta Corp.(1)	13,085	113,709
Lodgian Inc.(1)	1,437	14,729
Marcus Corp.	1,279	25,631
MTR Gaming Group Inc.(1)	226	1,810
Riviera Holdings Corp.(1)	121	2,684
Starwood Hotels & Resorts Worldwide Inc.	5,279	301,800

		892,463
MACHINERY—0.44%
AGCO Corp.(1)	5,636	102,575
Alamo Group Inc.	325	6,441
Albany International Corp. Class A	1,753	64,633
Applied Industrial Technologies Inc.	234	8,396
Briggs & Stratton Corp.	3,220	111,380
Cascade Corp.	745	36,281
Cummins Inc.(2)	1,315	115,707
Deere & Co.	14,007	857,228
Flowserve Corp.(1)	3,443	125,153
Gardner Denver Inc.(1)	1,548	69,041
Gehl Corp.(1)	595	16,583
Global Power Equipment Group Inc.(1)	1,130	8,057
Gorman-Rupp Co. (The)(2)	656	15,777
IDEX Corp.	725	30,849
Kadant Inc.(1)	565	11,334
Lindsay Manufacturing Co.	287	6,317
Manitowoc Co. Inc. (The)	267	13,417
NACCO Industries Inc.	357	40,859
Nordson Corp.	877	33,352
Robbins & Myers Inc.	702	15,781
Sauer-Danfoss Inc.	413	8,260
Stewart & Stevenson Services Inc.	551	13,141
Tecumseh Products Co. Class A	989	21,283
Tennant Co.	465	19,056
Terex Corp.(1)	3,082	152,343

		1,903,244
MANUFACTURING—2.60%
Acuity Brands Inc.	2,730	80,999
Ameron International Corp.	502	23,293
Applied Films Corp.(1)	848	17,808
AptarGroup Inc.	2,219	110,528
Barnes Group Inc.	1,062	38,083
Blount International Inc.(1)	298	5,257
Brink’s Co. (The)	903	37,077
Carlisle Companies Inc.(2)	982	62,426
Ceradyne Inc.(1)(2)	500	18,340
CLARCOR Inc.	770	22,114
Crane Co.	3,220	95,763
Dover Corp.	4,203	171,440
Eastman Kodak Co.(2)	18,243	443,852
Eaton Corp.	6,856	435,699
EnPro Industries Inc.(1)	1,285	43,292

ESCO Technologies Inc.(1)	302	15,121
Federal Signal Corp.(2)	3,038	51,919
FreightCar America Inc.	470	19,167
General Electric Co.	161,873	5,450,264
Griffon Corp.(1)	1,785	43,911
Harsco Corp.	373	24,458
Hexcel Corp.(1)	3,833	70,106
Honeywell International Inc.	53,773	2,016,487
Illinois Tool Works Inc.	1,033	85,047
ITT Industries Inc.	513	58,277
Lancaster Colony Corp.	1,397	60,071
Leggett & Platt Inc.	8,605	173,821
Myers Industries Inc.	1,561	18,170
Pall Corp.	7,196	197,890
Parker Hannifin Corp.	4,323	278,012
Pentair Inc.	1,074	39,201
Reddy Ice Holdings Inc.	442	9,065
Roper Industries Inc.	728	28,603
Smith (A.O.) Corp.	1,182	33,687
SPX Corp.(2)	4,706	216,241
Standex International Corp.	739	19,458
Sturm Ruger & Co. Inc.	1,191	10,957
Teleflex Inc.	2,287	161,233
Textron Inc.	5,727	410,740
Tredegar Corp.	918	11,943
Trinity Industries Inc.	2,556	103,492

		11,213,312
MEDIA—4.42%
Belo (A.H.) Corp.	5,988	136,886
Charter Communications Inc. Class A(1)(2)	21,414	32,121
Citadel Broadcasting Corp.(1)	2,664	36,577
Clear Channel Communications Inc.	23,223	763,804
Comcast Corp. Class A(1)	67,423	1,980,888
Courier Corp.	356	13,314
Cox Radio Inc. Class A(1)	2,341	35,583
Cumulus Media Inc. Class A(1)(2)	2,883	36,009
DIRECTV Group Inc. (The)(1)	4,018	60,190
Discovery Holding Co. Class A(1)	11,189	161,569
Emmis Communications Corp.(1)	1,763	38,945
Entercom Communications Corp.(1)	2,232	70,509
Entravision Communications Corp.(1)	1,810	14,245
Fisher Communications Inc.(1)(2)	152	7,077
4Kids Entertainment Inc.(1)(2)	876	15,234
Gannett Co. Inc.(2)	15,646	1,076,914
Gray Television Inc.	2,967	31,421
Hearst-Argyle Television Inc.(2)	1,864	47,886
Insight Communications Co. Inc.(1)	3,057	35,553
Journal Communications Inc. Class A	1,505	22,424
Journal Register Co.(2)	1,313	21,244
Knight Ridder Inc.(2)	4,748	278,613
Lee Enterprises Inc.	2,825	120,006
Liberty Corp.	889	41,685
Liberty Global Inc. Class A(1)	16,947	458,925
Liberty Media Corp. Class A(1)	112,546	905,995
Lin TV Corp. Class A(1)	1,945	27,133
McClatchy Co. (The) Class A	1,264	82,451
Media General Inc. Class A	1,336	77,501
Nelson (Thomas) Inc.	204	3,827
New York Times Co. Class A(2)	9,236	274,771
News Corp. Class A	87,819	1,369,098
Primedia Inc.(1)	9,011	36,855
Radio One Inc. Class D(1)	3,464	45,552

Readers Digest Association Inc. (The)	1,078	17,216
Regent Communications Inc.(1)	1,460	7,680
Saga Communications Inc.(1)	294	3,910
Salem Communications Corp. Class A(1)	58	1,070
Scholastic Corp.(1)(2)	2,040	75,398
Spanish Broadcasting System Inc. Class A(1)	290	2,082
Time Warner Inc.	273,682	4,956,381
Tribune Co.	15,051	510,078
Univision Communications Inc. Class A(1)	6,878	182,473
Viacom Inc. Class B	73,600	2,429,536
Walt Disney Co. (The)	97,805	2,360,035
Washington Post Co. (The) Class B	50	40,125
Westwood One Inc.	3,896	77,491
World Wrestling Entertainment Inc.	1,073	13,949
WorldSpace Inc. Class A(1)	466	6,566

		19,044,795
METAL FABRICATE & HARDWARE—0.18%
Castle (A.M.) & Co.(1)	580	10,150
CIRCOR International Inc.(2)	938	25,748
Commercial Metals Co.(2)	3,760	126,862
Earle M Jorgensen Co.(1)	363	3,459
Kaydon Corp.(2)	932	26,478
Lawson Products Inc.	269	9,878
Metals USA Inc.(1)	665	13,606
Mueller Industries Inc.	1,595	44,293
NN Inc.	316	3,789
Omega Flex Inc.(1)	109	1,743
Precision Castparts Corp.	5,495	291,784
Quanex Corp.	279	18,475
RBC Bearings Inc.(1)	374	5,965
Timken Co. (The)	2,438	72,238
Valmont Industries Inc.	1,038	30,476
Worthington Industries Inc.(2)	3,777	79,430

		764,374
MINING—0.73%
Alcoa Inc.	54,961	1,342,148
Brush Engineered Materials Inc.(1)	1,133	17,992
Century Aluminum Co.(1)	1,374	30,888
Compass Minerals International Inc.	1,220	28,060
Newmont Mining Corp.	25,975	1,225,241
Phelps Dodge Corp.	2,864	372,120
RTI International Metals Inc.(1)	1,385	54,500
Stillwater Mining Co.(1)	2,415	22,097
Titanium Metals Corp.(1)	66	2,611
USEC Inc.	5,374	59,974

		3,155,631
OFFICE & BUSINESS EQUIPMENT—0.28%
Global Imaging Systems Inc.(1)(2)	285	9,704
IKON Office Solutions Inc.(2)	7,159	71,447
Imagistics International Inc.(1)	309	12,932
Pitney Bowes Inc.	6,964	290,677
TRM Corp.(1)	72	1,094
Xerox Corp.(1)	60,668	828,118

		1,213,972
OFFICE FURNISHINGS—0.01%
CompX International Inc.	199	3,264
Interface Inc. Class A(1)	1,385	11,440
Steelcase Inc. Class A(2)	2,413	34,892

		49,596

OIL & GAS—13.74%
Alon USA Energy Inc.(1)	231	5,579
Amerada Hess Corp.	4,951	680,762
Anadarko Petroleum Corp.	14,854	1,422,270
Apache Corp.	20,684	1,555,850
Atlas America Inc.(1)	322	15,730
Berry Petroleum Co. Class A	260	17,339
Bill Barrett Corp.(1)	779	28,683
Bois d’Arc Energy LLC(1)	768	13,217
Brigham Exploration Co.(1)	1,467	18,851
Bronco Drilling Co. Inc.(1)	176	4,849
Burlington Resources Inc.	24,299	1,975,995
Cabot Oil & Gas Corp.	1,609	81,271
Callon Petroleum Co.(1)	608	12,725
Carrizo Oil & Gas Inc.(1)	366	10,724
Chesapeake Energy Corp.	13,171	503,791
Chevron Corp.	142,941	9,252,571
Cimarex Energy Co.(1)	5,093	230,866
ConocoPhillips	87,813	6,139,007
Devon Energy Corp.	29,863	2,049,796
Edge Petroleum Corp.(1)(2)	938	24,754
Encore Acquisition Co.(1)(2)	2,034	79,021
Energy Partners Ltd.(1)	1,797	56,102
ENSCO International Inc.	2,794	130,172
Exxon Mobil Corp.	401,683	25,522,938
Forest Oil Corp.(1)	3,295	171,669
Giant Industries Inc.(1)	253	14,811
Harvest Natural Resources Inc.(1)(2)	2,399	25,741
Helmerich & Payne Inc.	1,163	70,234
Holly Corp.	188	12,028
Houston Exploration Co.(1)	1,786	120,109
Kerr-McGee Corp.	7,276	706,572
Marathon Oil Corp.	22,894	1,578,083
McMoRan Exploration Co.(1)(2)	1,239	24,086
Meridian Resource Corp. (The)(1)	5,223	21,780
Newfield Exploration Co.(1)	2,236	109,788
Noble Energy Inc.	9,570	448,833
Occidental Petroleum Corp.	25,107	2,144,891
Penn Virginia Corp.	676	39,012
PetroCorp Inc. Escrow(3)	190	0
Petrohawk Energy Corp.(1)	1,984	28,589
Petroleum Development Corp.(1)	33	1,265
PetroQuest Energy Inc.(1)	2,385	24,899
Pioneer Natural Resources Co.	8,564	470,335
Pogo Producing Co.	3,821	225,210
Pride International Inc.(1)	4,584	130,690
Remington Oil & Gas Corp.(1)	183	7,595
Rowan Companies Inc.	2,896	102,779
Spinnaker Exploration Co.(1)	1,268	82,027
St. Mary Land & Exploration Co.(2)	900	32,940
Stone Energy Corp.(1)	1,480	90,339
Sunoco Inc.	1,910	149,362
Swift Energy Co.(1)(2)	1,749	80,017
Tesoro Corp.	1,927	129,571
Unit Corp.(1)	116	6,412
Valero Energy Corp.	18,687	2,112,752
Vintage Petroleum Inc.	3,354	153,144
W&T Offshore Inc.	210	6,810
Whiting Petroleum Corp.(1)(2)	1,843	80,797

		59,236,033

OIL & GAS SERVICES—0.22%
Cooper Cameron Corp.(1)	685	50,642
Dresser-Rand Group Inc.(1)	280	6,896
Dril-Quip Inc.(1)	390	18,720
Global Industries Ltd.(1)	2,480	36,555
Gulf Island Fabrication Inc.	90	2,588
Hanover Compressor Co.(1)(2)	5,878	81,469
Input/Output Inc.(1)(2)	4,218	33,660
Lufkin Industries Inc.	212	9,233
Maverick Tube Corp.(1)	1,452	43,560
National Oilwell Varco Inc.(1)	4,583	301,561
Newpark Resources Inc.(1)	1,902	16,015
Oceaneering International Inc.(1)	77	4,113
Oil States International Inc.(1)	103	3,740
RPC Inc.	390	10,046
Seacor Holdings Inc.(1)	1,057	76,717
Superior Well Services Inc.(1)	211	4,874
Tidewater Inc.	2,394	116,516
Universal Compression Holdings Inc.(1)	1,084	43,111
Veritas DGC Inc.(1)	2,091	76,572

		936,588
PACKAGING & CONTAINERS—0.28%
Ball Corp.	6,064	222,791
Bemis Co. Inc.(2)	6,699	165,465
Chesapeake Corp.	1,191	21,902
Graphic Packaging Corp.(1)	3,798	10,634
Greif Inc. Class A	122	7,332
Owens-Illinois Inc.(1)	9,720	200,426
Packaging Corp. of America(2)	3,906	75,815
Pactiv Corp.(1)	8,322	145,801
Sealed Air Corp.(1)	3,413	161,981
Silgan Holdings Inc.	614	20,422
Sonoco Products Co.	6,208	169,540

		1,202,109
PHARMACEUTICALS—5.12%
Abbott Laboratories	12,304	521,690
Adams Respiratory Therapeutics Inc.(1)	112	3,616
Alpharma Inc. Class A	1,771	44,045
AmerisourceBergen Corp.	6,554	506,624
Andrx Corp.(1)	1,184	18,269
Antigenics Inc.(1)(2)	696	3,772
AtheroGenics Inc.(1)(2)	425	6,813
BioMarin Pharmaceutical Inc.(1)	285	2,488
BioScrip Inc.(1)	1,538	9,997
Bristol-Myers Squibb Co.	73,292	1,763,406
Cardinal Health Inc.	9,531	604,647
Caremark Rx Inc.(1)	3,060	152,786
Dendreon Corp.(1)	3,515	23,586
Hospira Inc.(1)	5,208	213,372
Inspire Pharmaceuticals Inc.(1)	121	920
Isis Pharmaceuticals Inc.(1)	264	1,333
King Pharmaceuticals Inc.(1)	15,469	237,913
Lilly (Eli) & Co.	4,119	220,449
Medco Health Solutions Inc.(1)	5,399	296,027
Merck & Co. Inc.	106,826	2,906,735
Mylan Laboratories Inc.	9,841	189,538
NBTY Inc.(1)	2,377	55,860
Neurogen Corp.(1)(2)	1,247	8,579
NPS Pharmaceuticals Inc.(1)	321	3,245
Nuvelo Inc.(1)	1,403	13,469
Omnicare Inc.	4,521	254,216
Par Pharmaceutical Companies Inc.(1)(2)	488	12,991

Perrigo Co.	4,810	68,831
Pfizer Inc.	469,007	11,711,105
Pharmion Corp.(1)	192	4,188
Priority Healthcare Corp. Class B(1)	256	7,132
Tanox Inc.(1)	1,211	17,741
Threshold Pharmaceuticals Inc.(1)	38	519
Tiens Biotech Group (USA) Inc.(1)	177	667
ViaCell Inc.(1)	66	383
Watson Pharmaceuticals Inc.(1)(2)	6,607	241,882
Wyeth	42,354	1,959,720
XenoPort Inc.(1)	70	1,155

		22,089,709
PIPELINES—0.38%
Dynegy Inc. Class A(1)(2)	17,956	84,573
El Paso Corp.	40,544	563,562
Equitable Resources Inc.	834	32,576
Kinder Morgan Inc.	360	34,618
National Fuel Gas Co.(2)	5,218	178,456
Questar Corp.	4,103	361,556
TransMontaigne Inc.(1)	2,189	17,490
Western Gas Resources Inc.	225	11,527
Williams Companies Inc.	14,717	368,661

		1,653,019
REAL ESTATE—0.02%
Avatar Holdings Inc.(1)(2)	344	20,379
California Coastal Communities Inc.(1)(2)	460	16,201
Jones Lang LaSalle Inc.	305	14,048
Trammell Crow Co.(1)	2,001	49,385
United Capital Corp.(1)(2)	138	3,237
ZipRealty Inc.(1)	267	3,402

		106,652
REAL ESTATE INVESTMENT TRUSTS—3.66%
Aames Investment Corp.	2,119	13,307
Acadia Realty Trust	1,564	28,136
Affordable Residential Communities Inc.	1,546	15,630
Agree Realty Corp.	447	12,628
Alexandria Real Estate Equities Inc.	968	80,044
AMB Property Corp.	5,267	236,488
American Campus Communities Inc.	958	23,011
American Financial Realty Trust	7,902	112,208
American Home Mortgage Investment Corp.	2,195	66,509
AMLI Residential Properties Trust(2)	1,573	50,446
Annaly Mortgage Management Inc.	7,573	98,070
Anthracite Capital Inc.	3,260	37,751
Anworth Mortgage Asset Corp.	2,863	23,677
Apartment Investment & Management Co. Class A	5,971	231,555
Arbor Realty Trust Inc.	767	21,553
Archstone-Smith Trust	12,610	502,761
Arden Realty Group Inc.	4,168	171,597
Ashford Hospitality Trust Inc.	2,072	22,295
AvalonBay Communities Inc.(2)	4,581	392,592
Bedford Property Investors Inc.	901	21,480
Bimini Mortgage Management Inc. Class A	1,241	14,023
BioMed Realty Trust Inc.	2,814	69,787
Boston Properties Inc.	7,024	498,002
Boykin Lodging Co.(1)	1,019	12,656
Brandywine Realty Trust(2)	3,483	108,286
BRE Properties Inc. Class A(2)	3,172	141,154
Camden Property Trust	2,980	166,135

Capital Automotive REIT(2)	869	33,639
Capital Lease Funding Inc.	1,513	15,660
Capital Trust Inc. Class A	756	24,313
CarrAmerica Realty Corp.	3,445	123,848
CBL & Associates Properties Inc.(2)	2,767	113,419
Cedar Shopping Centers Inc.(2)	1,184	17,132
CenterPoint Properties Trust	2,856	127,949
Colonial Properties Trust	2,464	109,599
Columbia Equity Trust Inc.(1)	781	11,403
Commercial Net Lease Realty Inc.	3,233	64,660
Corporate Office Properties Trust(2)	1,917	66,999
Correctional Properties Trust	652	19,175
Cousins Properties Inc.	1,385	41,855
Crescent Real Estate Equities Co.	4,897	100,437
CRIIMI MAE Inc.(1)	929	15,988
Deerfield Triarc Capital Corp.(1)	1,382	19,155
Developers Diversified Realty Corp.	6,923	323,304
DiamondRock Hospitality Co.	1,219	14,323
Digital Realty Trust Inc.	638	11,484
Duke Realty Corp.(2)	9,003	305,022
EastGroup Properties Inc.(2)	1,157	50,619
ECC Capital Corp.	2,826	9,213
Education Realty Trust Inc.	1,312	21,910
Entertainment Properties Trust	578	25,796
Equity Inns Inc.	3,670	49,545
Equity Lifestyle Properties Inc.	516	23,220
Equity Office Properties Trust	25,795	843,754
Equity One Inc.(2)	2,278	52,964
Equity Residential	18,154	687,129
Essex Property Trust Inc.(2)	1,438	129,420
Extra Space Storage Inc.	2,533	38,958
Federal Realty Investment Trust	2,080	126,734
FelCor Lodging Trust Inc.(1)	3,281	49,707
Fieldstone Investment Corp.	2,992	34,887
First Industrial Realty Trust Inc.	2,678	107,254
First Potomac Realty Trust	987	25,366
Gables Residential Trust	1,595	69,622
General Growth Properties Inc.	5,668	254,663
Glenborough Realty Trust Inc.	1,975	37,920
GMH Communities Trust	1,573	23,076
Government Properties Trust Inc.	1,560	15,288
Gramercy Capital Corp.	811	19,432
Health Care Property Investors Inc.	8,418	227,202
Health Care REIT Inc.	3,338	123,806
Healthcare Realty Trust Inc.(2)	2,983	119,738
Heritage Property Investment Trust Inc.	1,766	61,810
Hersha Hospitality Trust	1,156	11,479
Highland Hospitality Corp.	3,211	32,945
Highwoods Properties Inc.	3,349	98,829
Home Properties Inc.	2,074	81,405
HomeBanc Corp.	3,430	26,480
Hospitality Properties Trust(2)	4,525	193,942
Host Marriott Corp.(2)	22,418	378,864
HRPT Properties Trust	13,283	164,842
Impac Mortgage Holdings Inc.(2)	4,664	57,181
Inland Real Estate Corp.	1,234	19,324
Innkeepers USA Trust	2,611	40,340
Investors Real Estate Trust	2,680	25,460
iStar Financial Inc.	7,058	285,355
JER Investors Trust Inc.(1)	686	12,389
Kilroy Realty Corp.(2)	1,208	67,684
Kimco Realty Corp.(2)	12,634	396,960
Kite Realty Group Trust	1,127	16,815

KKR Financial Corp.(1)	2,050	45,592
LaSalle Hotel Properties	1,848	63,664
Lexington Corporate Properties Trust	2,920	68,766
Liberty Property Trust(2)	5,575	237,161
LTC Properties Inc.	1,589	33,687
Luminent Mortgage Capital Inc.	2,300	17,365
Macerich Co. (The)	2,668	173,260
Mack-Cali Realty Corp.	3,850	173,019
Maguire Properties Inc.(2)	2,135	64,157
Medical Properties Trust Inc.	743	7,281
Meristar Hospitality Corp.(1)	5,624	51,347
MFA Mortgage Investments Inc.	5,084	31,165
Mid-America Apartment Communities Inc.	1,108	51,533
MortgageIT Holdings Inc.	1,499	21,316
National Health Investors Inc.	1,479	40,835
National Health Realty Inc.	321	6,231
Nationwide Health Properties Inc.	3,904	90,963
New Century Financial Corp.	1,510	54,768
New Plan Excel Realty Trust Inc.(2)	6,452	148,073
Newcastle Investment Corp.	2,716	75,776
NorthStar Realty Finance Corp.	1,092	10,254
Novastar Financial Inc.(2)	1,631	53,807
Omega Healthcare Investors Inc.	659	9,173
One Liberty Properties Inc.	326	6,491
Origen Financial Inc.	927	7,017
Pan Pacific Retail Properties Inc.	2,537	167,188
Parkway Properties Inc.	888	41,665
Pennsylvania Real Estate Investment Trust	2,275	95,960
Post Properties Inc.(2)	2,557	95,248
Prentiss Properties Trust(2)	2,811	114,127
ProLogis	13,913	616,485
PS Business Parks Inc.(2)	1,013	46,395
Public Storage Inc.(2)	1,160	77,720
RAIT Investment Trust	899	25,622
Ramco-Gershenson Properties Trust(2)	878	25,629
Realty Income Corp.(2)	5,304	126,819
Reckson Associates Realty Corp.(2)	5,103	176,309
Redwood Trust Inc.(2)	1,218	59,207
Regency Centers Corp.	3,955	227,215
Saxon Capital Inc.	3,074	36,427
Senior Housing Properties Trust	3,691	70,129
Shurgard Storage Centers Inc. Class A	2,910	162,582
Simon Property Group Inc.	6,934	513,948
Sizeler Property Investors Inc.	1,071	13,002
SL Green Realty Corp.	2,431	165,746
Sovran Self Storage Inc.	980	47,971
Spirit Finance Corp.	4,154	46,733
Strategic Hotel Capital Inc.	2,406	43,934
Sun Communities Inc.	580	19,001
Sunstone Hotel Investors Inc.	1,780	43,414
Taubman Centers Inc.	1,440	45,648
Trizec Properties Inc.(2)	5,749	132,572
Trustreet Properties Inc.(2)	3,573	55,917
United Dominion Realty Trust Inc.(2)	5,115	121,226
Universal Health Realty Income Trust	599	19,917
Urstadt Biddle Properties Inc. Class A	1,257	19,056
U-Store-It Trust	1,739	35,250
Vornado Realty Trust	7,576	656,233
Weingarten Realty Investors	4,989	188,834
Winston Hotels Inc.	1,561	15,610

		15,761,912

RETAIL—2.35%
AFC Enterprises Inc.	331	3,820
Allion Healthcare Inc.(1)	56	1,009
AnnTaylor Stores Corp.(1)(2)	2,389	63,428
Asbury Automotive Group Inc.(1)	809	13,777
AutoNation Inc.(1)	11,141	222,486
Barnes & Noble Inc.	2,434	91,762
Big Lots Inc.(1)(2)	5,817	63,929
BJ’s Wholesale Club Inc.(1)	4,318	120,040
Blair Corp.(2)	205	7,562
Blockbuster Inc.(2)	11,867	56,368
Bob Evans Farms Inc.(2)	2,178	49,462
Bombay Co. Inc. (The)(1)(2)	1,588	7,003
Bon-Ton Stores Inc. (The)	344	6,680
Borders Group Inc.	4,546	100,785
Brown Shoe Co. Inc.	1,207	39,831
Buckle Inc. (The)	398	13,520
Burlington Coat Factory Warehouse Corp.	1,123	42,719
Cabela’s Inc. Class A(1)(2)	593	10,893
California Pizza Kitchen Inc.(1)	203	5,936
Casey’s General Store Inc.	3,099	71,897
Cash America International Inc.	1,432	29,714
Cato Corp. Class A	1,321	26,328
CBRL Group Inc.	1,628	54,798
Charlotte Russe Holding Inc.(1)	269	3,583
Charming Shoppes Inc.(1)	7,418	79,150
Circuit City Stores Inc.	6,975	119,691
Claire’s Stores Inc.	506	12,210
Conn’s Inc.(1)	87	2,412
Cost Plus Inc.(1)	631	11,453
Costco Wholesale Corp.	18,646	803,456
CSK Auto Corp.(1)	280	4,166
Dave & Buster’s Inc.(1)(2)	825	11,014
Deb Shops Inc.	192	4,174
Denny’s Corp.(1)	2,218	9,205
Dillard’s Inc. Class A(2)	4,195	87,592
Dollar Tree Stores Inc.(1)	2,107	45,617
Domino’s Pizza Inc.(2)	1,948	45,427
Dress Barn Inc.(1)	409	9,309
DSW Inc. Class A(1)	423	8,968
Family Dollar Stores Inc.	2,400	47,688
Federated Department Stores Inc.	16,329	1,091,920
Finish Line Inc. (The)	273	3,983
First Cash Inc.(1)	186	4,896
Foot Locker Inc.	4,803	105,378
Fred’s Inc.(2)	991	12,397
Genesco Inc.(1)(2)	343	12,773
Golf Galaxy Inc.(1)	245	3,905
Goody’s Family Clothing Inc.	987	7,472
Group 1 Automotive Inc.(1)	1,449	39,992
Haverty Furniture Companies Inc.	1,372	16,780
IHOP Corp.(2)	896	36,503
Insight Enterprises Inc.(1)	2,597	48,304
Jack in the Box Inc.(1)	1,963	58,713
Jill (J.) Group Inc. (The) (1)	297	4,699
Jo-Ann Stores Inc.(1)	1,408	24,358
Kenneth Cole Productions Inc. Class A	33	901
Krispy Kreme Doughnuts Inc.(1)(2)	1,667	10,435
Landry’s Restaurants Inc.(2)	1,126	32,992
Linens ’n Things Inc.(1)(2)	2,799	74,733
Lithia Motors Inc. Class A(2)	1,087	31,501
Lone Star Steakhouse & Saloon Inc.	1,084	28,184
Longs Drug Stores Corp.(2)	329	14,111
Luby’s Inc.(1)	1,319	17,226

MarineMax Inc.(1)	612	15,600
McCormick & Schmick’s Seafood Restaurants Inc.(1)	78	1,647
McDonald’s Corp.	79,911	2,676,219
Movado Group Inc.	1,089	20,386
Neiman-Marcus Group Inc. Class A(2)	2,169	216,792
99 Cents Only Stores(1)	2,115	19,564
O’Charley’s Inc.(1)	1,361	19,476
Office Depot Inc.(1)	20,023	594,683
OfficeMax Inc.	4,413	139,760
Outback Steakhouse Inc.(2)	327	11,968
Papa John’s International Inc.(1)	346	17,342
Party City Corp.(1)	123	2,081
Payless ShoeSource Inc.(1)	4,222	73,463
Penney (J.C.) Co. Inc.	9,513	451,106
Pep Boys-Manny, Moe & Jack Inc.(2)	2,481	34,337
Pier 1 Imports Inc.	4,152	46,793
Regis Corp.	2,192	82,901
Retail Ventures Inc.(1)(2)	930	10,211
Rite Aid Corp.(1)	32,545	126,275
Ruth’s Chris Steak House(1)	387	7,113
Ryan’s Restaurant Group Inc.(1)	2,690	31,392
Saks Inc.(1)	6,877	127,225
School Specialty Inc.(1)	929	45,317
Sears Holdings Corp.(1)	3,307	411,457
Sharper Image Corp.(1)(2)	494	6,224
Shoe Carnival Inc.(1)	408	6,491
ShopKo Stores Inc.(1)	1,885	48,105
Smart & Final Inc.(1)(2)	713	9,226
Sonic Automotive Inc.	1,799	39,974
Sports Authority Inc. (The)(1)	1,240	36,506
Stage Stores Inc.	1,749	46,996
Steak n Shake Co. (The)(1)	277	5,028
Syms Corp.	324	4,338
Systemax Inc.(1)(2)	704	4,956
Talbots Inc. (The)(2)	272	8,138
TBC Corp.(1)	1,369	47,217
Tiffany & Co.	5,436	216,190
Too Inc.(1)	1,981	54,339
Trans World Entertainment Corp.(1)	1,402	11,062
United Auto Group Inc.	1,644	54,318
Wendy’s International Inc.	3,557	160,599
West Marine Inc.(1)(2)	593	8,765
Wet Seal Inc. Class A(1)	954	4,293
Wilsons The Leather Experts Inc.(1)	155	946
Zale Corp.(1)(2)	3,145	85,481

		10,133,318
SAVINGS & LOANS—1.26%
Anchor BanCorp Wisconsin Inc.	1,396	41,154
Astoria Financial Corp.	6,254	165,231
BankAtlantic Bancorp Inc. Class A	2,693	45,754
BankUnited Financial Corp. Class A(2)	1,672	38,239
Berkshire Hills Bancorp Inc.	393	13,362
Beverly Hills Bancorp Inc.	786	8,064
BFC Financial Corp. Class A(1)	1,754	12,243
Brookline Bancorp Inc.(2)	3,811	60,290
Capitol Federal Financial	1,347	46,094
Clifton Savings Bancorp Inc.	737	7,591
Commercial Capital Bancorp Inc.	2,032	34,544
Commercial Federal Corp.	2,438	83,233
Dime Community Bancshares(2)	1,694	24,936
Downey Financial Corp.	1,283	78,135

Fidelity Bankshares Inc.	1,058	32,322
First Defiance Financial Corp.(2)	400	10,972
First Financial Holdings Inc.	740	22,733
First Niagara Financial Group Inc.	7,290	105,268
First Place Financial Corp.(2)	891	19,753
FirstFed Financial Corp.(1)	1,023	55,048
Flagstar Bancorp Inc.(2)	2,117	34,084
Flushing Financial Corp.	1,147	18,776
Franklin Bank Corp. (Texas)(1)	1,212	19,574
Golden West Financial Corp.	9,366	556,247
Harbor Florida Bancshares Inc.(2)	481	17,446
Horizon Financial Corp.(2)	660	14,520
Independence Community Bank Corp.	5,255	179,143
ITLA Capital Corp.(1)	344	18,057
Kearny Financial Corp.	1,271	15,888
KNBT Bancorp Inc.	1,996	31,078
MAF Bancorp Inc.(2)	2,007	82,287
NASB Financial Inc.	14	560
New York Community Bancorp Inc.(2)	16,951	277,996
NewAlliance Bancshares Inc.	3,593	52,602
Northwest Bancorp Inc.	1,165	24,756
OceanFirst Financial Corp.(2)	575	13,881
Partners Trust Financial Group Inc.(2)	3,034	34,952
PennFed Financial Services Inc.	499	9,122
PFF Bancorp Inc.	931	28,172
Provident Financial Holdings Inc.	269	7,545
Provident Financial Services Inc.	4,504	79,270
Provident New York Bancorp(2)	2,463	28,743
Rockville Financial Inc.(1)	374	4,989
Sound Federal Bancorp Inc.	230	3,843
Sovereign Bancorp Inc.	23,121	509,587
Sterling Financial Corp. (Washington)	2,182	49,204
TierOne Corp.	1,094	28,783
United Community Financial Corp.(2)	1,605	18,008
United Financial Bancorp Inc.(1)	427	4,744
Washington Federal Inc.	5,411	122,072
Washington Mutual Inc.	56,168	2,202,909
Westfield Financial Inc.	114	2,679
WSFS Financial Corp.	396	23,320

		5,419,803
SEMICONDUCTORS—0.56%
Actel Corp.(1)	1,413	20,432
Advanced Analogic Technologies Inc.(1)	412	4,610
Advanced Micro Devices Inc.(1)	11,988	302,098
AMIS Holdings Inc.(1)	285	3,380
Amkor Technology Inc.(1)	1,886	8,261
Applied Micro Circuits Corp.(1)(2)	11,133	33,399
Asyst Technologies Inc.(1)	2,708	12,619
Atmel Corp.(1)	9,247	19,049
Axcelis Technologies Inc.(1)(2)	6,146	32,082
Brooks Automation Inc.(1)	872	11,624
Cabot Microelectronics Corp.(1)(2)	209	6,140
Cirrus Logic Inc.(1)	200	1,518
Cohu Inc.	1,092	25,826
Conexant Systems Inc.(1)	28,969	51,855
Credence Systems Corp.(1)	3,275	26,135
DSP Group Inc.(1)	281	7,210
Emulex Corp.(1)	456	9,216
Entegris Inc.(1)	6,864	77,563
Exar Corp.(1)	1,743	24,437
Fairchild Semiconductor International Inc. Class A(1)	5,571	82,785

Freescale Semiconductor Inc. Class B(1)	22,314	526,164
Genesis Microchip Inc.(1)	1,000	21,950
Helix Technology Corp.	448	6,608
Hittite Microwave Corp.(1)	165	3,341
Integrated Device Technology Inc.(1)	5,128	55,075
Integrated Silicon Solution Inc.(1)(2)	2,152	18,077
International Rectifier Corp.(1)	971	43,773
Intersil Corp. Class A	4,959	108,007
Kopin Corp.(1)	4,216	29,301
Kulicke & Soffa Industries Inc.(1)	520	3,770
Lattice Semiconductor Corp.(1)(2)	4,888	20,921
Leadis Technology Inc.(1)	902	6,179
LSI Logic Corp.(1)	15,238	150,094
LTX Corp.(1)	3,635	15,340
Mattson Technology Inc.(1)	216	1,622
Micron Technology Inc.(1)	18,496	245,997
MKS Instruments Inc.(1)	1,989	34,270
Novellus Systems Inc.	3,996	100,220
Pericom Semiconductor Corp.(1)	735	6,497
Photronics Inc.(1)(2)	1,460	28,324
Pixelworks Inc.(1)	828	5,457
PLX Technology Inc.(1)	111	926
Rambus Inc.(1)	1,939	23,462
Rudolph Technologies Inc.(1)(2)	474	6,385
Semitool Inc.(1)	742	5,899
Skyworks Solutions Inc.(1)	5,578	39,158
Standard Microsystems Corp.(1)	848	25,364
Teradyne Inc.(1)	3,672	60,588
TriQuint Semiconductor Inc.(1)	6,911	24,327
Ultratech Inc.(1)	96	1,497
Veeco Instruments Inc.(1)	657	10,538
Vitesse Semiconductor Corp.(1)	5,346	10,050
Zoran Corp.(1)	1,713	24,496

		2,423,916
SOFTWARE—0.43%
American Reprographics Co.(1)	765	13,082
AMICAS Inc.(1)	2,215	11,961
Atari Inc.(1)	2,633	3,792
Avid Technology Inc.(1)	199	8,239
BEA Systems Inc.(1)	20,751	186,344
BMC Software Inc.(1)	8,020	169,222
Borland Software Corp.(1)	4,830	28,111
Computer Associates International Inc.	8,067	224,343
Compuware Corp.(1)	13,843	131,509
CSG Systems International Inc.(1)	1,476	32,044
Digi International Inc.(1)	213	2,285
eFunds Corp.(1)	953	17,945
EPIQ Systems Inc.(1)	505	11,019
Fair Isaac Corp.(2)	1,013	45,382
Inter-Tel Inc.(2)	1,013	21,273
InterVideo Inc.(1)	107	1,073
JDA Software Group Inc.(1)	1,734	26,322
Keane Inc.(1)(2)	2,604	29,764
Lawson Software Inc.(1)(2)	3,678	25,525
MapInfo Corp.(1)	408	4,998
MoneyGram International Inc.	1,078	23,403
MRO Software Inc.(1)	1,079	18,170
NDCHealth Corp.	2,208	41,775
NetIQ Corp.(1)	3,703	45,325
Novell Inc.(1)	23,677	176,394
Open Solutions Inc.(1)	99	2,160
Pegasystems Inc.(1)	634	3,798

Phoenix Technologies Ltd.(1)	123	926
QAD Inc.	151	1,252
Quest Software Inc.(1)	518	7,806
ScanSoft Inc.(1)(2)	2,906	15,489
Schawk Inc.	316	6,317
SeaChange International Inc.(1)	489	3,110
Siebel Systems Inc.	28,566	295,087
SPSS Inc.(1)	114	2,736
SSA Global Technologies Inc.(1)	93	1,637
Sybase Inc.(1)	5,585	130,801
SYNNEX Corp.(1)	614	10,340
Take-Two Interactive Software Inc.(1)	726	16,037
THQ Inc.(1)(2)	841	17,930
Ulticom Inc.(1)	640	7,059
Unica Corp.(1)	185	2,031
VeriFone Holdings Inc.(1)	404	8,124

		1,831,940
TELECOMMUNICATIONS—6.09%
Adaptec Inc.(1)	6,906	26,450
ADC Telecommunications Inc.(1)	7,235	165,392
Aeroflex Inc.(1)	4,255	39,827
Airspan Networks Inc.(1)	1,573	7,912
Alltel Corp.	19,075	1,241,973
American Tower Corp. Class A(1)	1,690	42,166
Anaren Inc.(1)	1,081	15,242
Andrew Corp.(1)	7,545	84,127
Anixter International Inc.(1)	1,028	41,459
Applied Signal Technology Inc.	62	1,183
AT&T Corp.	50,685	1,003,563
Avaya Inc.(1)	8,573	88,302
BellSouth Corp.(2)	115,452	3,036,388
Black Box Corp.	1,029	43,177
Broadwing Corp.(1)(2)	3,854	19,231
C-COR Inc.(1)	1,438	9,707
Centennial Communications Corp.(1)	826	12,373
CenturyTel Inc.	8,376	292,992
CIENA Corp.(1)(2)	35,525	93,786
Cincinnati Bell Inc.(1)(2)	15,403	67,927
Citizens Communications Co.	21,731	294,455
Commonwealth Telephone Enterprises Inc.	693	26,126
CommScope Inc.(1)	1,950	33,813
Comverse Technology Inc.(1)	1,441	37,855
Consolidated Communications Holdings Inc.(1)	847	11,519
Crown Castle International Corp.(1)	4,985	122,781
CT Communications Inc.	1,082	13,384
Ditech Communications Corp.(1)	639	4,307
Extreme Networks Inc.(1)	2,020	8,989
FairPoint Communications Inc.	1,636	23,935
Finisar Corp.(1)(2)	5,243	7,183
Foundry Networks Inc.(1)	2,692	34,188
General Communication Inc. Class A(1)	3,367	33,333
Glenayre Technologies Inc.(1)	2,285	8,203
GlobeTel Communications Corp.(1)(2)	2,228	3,231
Golden Telecom Inc.(2)	483	15,248
Harris Corp.	1,448	60,526
Hypercom Corp.(1)	653	4,258
IDT Corp. Class B(1)(2)	3,571	43,530
Intrado Inc.(1)(2)	190	3,426
Iowa Telecommunications Services Inc.	1,354	22,774
JDS Uniphase Corp.(1)	50,338	111,750
Juniper Networks Inc.(1)	9,324	221,818
Level 3 Communications Inc.(1)(2)	43,180	100,178

Lucent Technologies Inc.(1)	280,496	911,612
MasTec Inc.(1)	1,567	17,080
MCI Inc.	17,881	453,641
Motorola Inc.	30,922	683,067
MRV Communications Inc.(1)(2)	3,403	7,248
NeuStar Inc. Class A(1)	1,013	32,406
Newport Corp.(1)(2)	2,277	31,719
NTL Inc.(1)	4,677	312,424
Oplink Communications Inc.(1)	5,698	8,661
Optical Communication Products Inc.(1)(2)	999	1,878
PanAmSat Holding Corp.	1,770	42,834
Polycom Inc.(1)	2,945	47,621
Powerwave Technologies Inc.(1)(2)	6,934	90,073
Preformed Line Products Co.	123	5,806
Price Communications Corp.(1)	2,814	46,290
Qwest Communications International Inc.(1)(2)	95,984	393,534
RCN Corp.(1)	1,386	29,411
RF Micro Devices Inc.(1)(2)	9,755	55,116
SafeNet Inc.(1)(2)	834	30,283
SBA Communications Corp.(1)	483	7,462
SBC Communications Inc.	208,317	4,993,358
Scientific-Atlanta Inc.	1,505	56,453
Shenandoah Telecommunications Co.	377	15,529
Sprint Nextel Corp.	145,044	3,449,146
SureWest Communications(2)	870	24,952
Sycamore Networks Inc.(1)	10,767	40,592
TALK America Holdings Inc.(1)	2,068	19,501
Tekelec(1)	133	2,786
Telephone & Data Systems Inc.(2)	6,118	238,602
Telewest Global Inc.(1)	15,390	353,201
Tellabs Inc.(1)	28,118	295,801
3Com Corp.(1)	23,780	97,022
Time Warner Telecom Inc. Class A(1)(2)	2,957	23,065
United States Cellular Corp.(1)	648	34,616
USA Mobility Inc.(1)	1,649	44,490
UTStarcom Inc.(1)(2)	2,410	19,690
Valor Communications Group Inc.	947	12,908
Verizon Communications Inc.	174,522	5,705,124
Wireless Facilities Inc.(1)	1,421	8,242
Zhone Technologies Inc.(1)(2)	7,149	18,659

		26,241,890
TEXTILES—0.07%
Angelica Corp.	596	10,639
Dixie Group Inc.(1)	604	9,628
G&K Services Inc. Class A	1,187	46,756
Mohawk Industries Inc.(1)	2,505	201,026
UniFirst Corp.	557	19,534

		287,583
TOYS, GAMES & HOBBIES—0.16%
Hasbro Inc.	9,811	192,786
Jakks Pacific Inc.(1)(2)	1,431	23,225
LeapFrog Enterprises Inc.(1)(2)	1,812	26,763
Mattel Inc.(2)	23,242	387,677
RC2 Corp.(1)	668	22,552
Topps Co. (The)	2,124	17,438

		670,441
TRANSPORTATION—1.20%
ABX Air Inc.(1)	1,354	11,103
Alexander & Baldwin Inc.	2,727	145,185
Arkansas Best Corp.	1,355	47,249

Burlington Northern Santa Fe Corp.	23,728	1,418,934
Covenant Transport Inc. Class A(1)	556	6,728
CSX Corp.	13,724	637,892
EGL Inc.(1)(2)	916	24,869
Forward Air Corp.	170	6,263
Frozen Food Express Industries Inc.(1)	831	8,717
Genesee & Wyoming Inc. Class A(1)	209	6,625
GulfMark Offshore Inc.(1)	885	28,559
Kansas City Southern Industries Inc.(1)	2,657	61,935
Kirby Corp.(1)	53	2,620
Laidlaw International Inc.	6,416	155,075
Maritrans Inc.	39	1,248
Marten Transport Ltd.(1)	693	17,533
Norfolk Southern Corp.	21,715	880,760
Offshore Logistics Inc.(1)	1,433	53,021
Overseas Shipholding Group Inc.	1,846	107,677
P.A.M. Transportation Services Inc.(1)	314	5,074
RailAmerica Inc.(1)	1,696	20,182
Ryder System Inc.	2,536	86,782
SCS Transportation Inc.(1)	886	13,919
SIRVA Inc.(1)	655	4,886
Swift Transportation Co. Inc.(1)(2)	1,593	28,196
U.S. Xpress Enterprises Inc. Class A(1)	342	3,988
Union Pacific Corp.	16,635	1,192,730
USA Truck Inc.(1)	93	2,353
Werner Enterprises Inc.	2,382	41,185
Yellow Roadway Corp.(1)	3,623	150,065

		5,171,353
TRUCKING & LEASING—0.04%
AMERCO	496	28,862
GATX Corp.(2)	2,851	112,757
Interpool Inc.	461	8,413

		150,032
WATER—0.08%
American States Water Co.(2)	1,020	34,129
Aqua America Inc.(2)	5,485	208,540
California Water Service Group	1,126	46,391
Connecticut Water Service Inc.	341	8,430
Middlesex Water Co.	658	14,772
PICO Holdings Inc.(1)	461	16,200
SJW Corp.	376	18,153
Southwest Water Co.	1,130	16,385

		363,000

TOTAL COMMON STOCKS (Cost: $416,398,306)		430,567,405

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.52%
CERTIFICATES OF DEPOSIT(4)—0.42%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$70,648	70,649
Bank of Nova Scotia
3.63%, 01/03/06	56,519	56,514
Credit Suisse First Boston
3.67%, 05/09/06	141,296	141,296

Danske Bank
3.70%, 10/17/05	141,296	141,295
Dexia Credit Local
3.78%, 08/30/06	70,648	70,635
Fortis Bank NY
3.83% - 3.84%, 01/25/06	211,944	211,945
HBOS Treasury Services PLC
3.39%, 12/14/05	84,778	84,778
HSBC Bank USA N.A.
3.72%, 08/03/06	70,648	70,669
Nordea Bank PLC
3.63%, 10/02/06	84,778	84,758
Royal Bank of Scotland
3.78%, 06/27/06	70,648	70,640
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	219,009	218,976
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	388,565	388,575
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	113,037	113,037
Wells Fargo Bank N.A.
3.73%, 10/06/05	77,713	77,713

		1,801,480
COMMERCIAL PAPER(4)—2.88%
Alpine Securitization Corp.
3.72%, 10/19/05	282,593	282,123
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	1,391,256	1,387,915
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	472,212	471,113
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	494,537	494,322
Barton Capital Corp.
3.74%, 10/14/05	211,945	211,702
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	282,593	282,593
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	168,533	167,935
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	496,036	495,435
Cantabric Finance LLC
3.73%, 10/31/05	54,324	54,167
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	80,383	80,269
Chesham Finance LLC
3.68%, 10/11/05	141,296	141,181
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	106,488	106,296
CRC Funding LLC
3.78%, 10/24/05	77,713	77,542
Dorada Finance Inc.
3.76%, 01/26/06	14,130	13,960
Fairway Finance LLC
3.75%, 10/20/05	56,519	56,518
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	126,734	126,653
Ford Credit Auto Receivables
3.77%, 10/17/05	122,928	122,748
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	677,188	675,620

Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	697,757	696,977
General Electric Capital Corp.
3.72%, 10/14/05	706,482	705,679
Georgetown Funding Co. LLC
3.82%, 11/02/05	276,134	275,255
Giro Funding Corp.
3.66%, 10/06/05	70,648	70,627
Grampian Funding LLC
3.84%, 01/31/06	141,296	139,488
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	70,648	70,648
HSBC PLC
3.88%, 02/03/06	42,389	41,827
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	211,282	211,080
Landale Funding LLC
3.74%, 10/17/05	282,593	282,182
Leafs LLC
3.80%, 01/20/06 - 02/21/06(5)	148,347	148,346
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	148,761	148,616
Lockhart Funding LLC
3.71%, 10/13/05	58,856	58,795
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	268,463	268,056
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	252,157	251,872
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	395,630	394,678
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	269,411	268,772
Prudential Funding LLC
3.71%, 10/13/05	141,296	141,151
Ranger Funding Co. LLC
3.67%, 10/04/05	77,915	77,907
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	141,296	139,194
Sedna Finance Inc.
3.92%, 02/21/06	35,324	34,782
Societe Generale
3.77%, 10/07/05	183,191	183,114
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	578,367	577,740
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	350,511	350,063
Three Pillars Funding Corp.
3.65%, 10/03/05	84,778	84,778
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	205,555	205,015
Tulip Funding Corp.
3.79%, 12/01/05	63,583	63,188
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	1,059,723	1,059,464
Windmill Funding Corp.
3.78%, 10/25/05	91,843	91,630
Yorktown Capital LLC
3.75%, 10/20/05	120,102	119,889

		12,408,905
LOAN PARTICIPATIONS(4)—0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	70,648	70,648

		70,648

MEDIUM-TERM NOTES(4)—0.06%
Dorada Finance Inc.
3.93%, 07/07/06(5)	43,802	43,799
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06(5)	226,074	226,052

		269,851
MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%(6)(7)	537,937	537,937

		537,937
REPURCHASE AGREEMENTS(4)—1.81%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $4,452,266 and effective yields of 3.75% - 3.88%.(8)	$4,450,835	4,450,835
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $3,356,879 and an effective yield of 3.90%.(8)	3,355,788	3,355,788

		7,806,623
TIME DEPOSITS(4)—0.18%
Chase Bank USA N.A.
3.88%, 10/03/05	153,913	153,913
Lloyds TSB Bank PLC
3.90%, 10/03/05	141,296	141,296
Rabobank Nederland NV
3.89%, 10/03/05	494,537	494,537

		789,746
VARIABLE & FLOATING RATE NOTES(4)—3.03%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06(5)	262,811	262,813
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	487,472	487,471
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	233,139	233,139
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	317,917	317,932
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06(5)	430,954	431,266
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06(5)	91,843	91,843
Bank of America N.A.
3.81%, 08/10/06	706,482	706,482
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06(5)	486,059	486,046
BMW US Capital LLC
3.74%, 09/15/06(5)	141,296	141,296
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	268,463	268,453
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06(5)	380,087	380,072

Commodore CDO Ltd.
3.91%, 06/13/06(5)	35,324	35,324
Credit Suisse First Boston
3.77%, 07/19/06	353,241	353,241
DEPFA Bank PLC
3.88%, 09/15/06	141,296	141,296
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06(5)	224,661	224,671
Eli Lilly Services Inc.
3.66%, 09/01/06(5)	141,296	141,296
Fairway Finance LLC
3.78%, 01/20/06	70,648	70,647
Fifth Third Bancorp
3.79%, 09/22/06(5)	282,593	282,593
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06(5)	98,907	98,909
General Electric Capital Corp.
3.80%, 10/06/06	63,583	63,642
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	35,324	35,324
Hartford Life Global Funding Trust
3.76%, 08/15/06	141,296	141,296
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06(5)	423,889	423,888
HSBC Bank USA N.A.
3.95%, 05/04/06	49,454	49,477
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06(5)	409,759	409,763
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06(5)	551,056	551,104
Lothian Mortgages PLC
3.82%, 01/24/06	141,296	141,296
Marshall & Ilsley Bank
3.90%, 02/20/06	141,296	141,362
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06(5)	282,593	282,706
Natexis Banques Populaires
3.80%, 10/16/06(5)	105,972	105,972
National City Bank (Ohio)
3.62%, 01/06/06	70,648	70,643
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06(5)	522,796	522,839
Nordea Bank AB
3.71%, 08/11/06(5)	247,269	247,269
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06(5)	452,148	452,156
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06(5)	384,326	384,326
Principal Life Income Funding Trusts
3.74%, 05/10/06	105,972	105,976
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	471,577	471,483
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06(5)	120,102	120,097
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06(5)	630,182	630,183
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06(5)	141,296	141,296
Strips III LLC
3.88%, 07/24/06(5)(9)	40,622	40,622

SunTrust Bank
3.63%, 04/28/06	211,945	211,944
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06(5)	315,091	315,059
Toyota Motor Credit Corp.
3.87%, 04/10/06	63,583	63,583
Unicredito Italiano SpA
3.80%, 06/14/06	183,685	183,640
Union Hamilton Special Funding LLC
4.00%, 03/28/06	141,296	141,296
US Bank N.A.
3.77%, 09/29/06	63,583	63,567
Wachovia Asset Securitization Inc.
3.82%, 10/25/05(5)	326,324	326,324
Wells Fargo & Co.
3.76%, 09/15/06(5)	70,648	70,655
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06(5)	317,917	317,899
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06(5)	361,719	361,707
Winston Funding Ltd.
3.71%, 10/23/05(5)	100,886	100,886
World Savings Bank
3.69%, 03/09/06	211,945	211,940

		13,056,010

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,741,200)		36,741,200

TOTAL INVESTMENTS IN SECURITIES — 108.41% (Cost: $453,139,506)		467,308,605
Other Assets, Less Liabilities — (8.41)%		(36,257,549)

NET ASSETS — 100.00%		$431,051,056

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(5)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(7)	The rate quoted is the annualized seven-day yield of the fund at period end.

(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAPTM INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.88%
ADVERTISING—0.26%
Greenfield Online Inc.(1)	2,840	$15,450
Marchex Inc. Class B(1)(2)	2,880	47,693
SITEL Corp.(1)	8,460	23,688
ValueVision Media Inc. Class A(1)(2)	4,060	46,081

		132,912
AEROSPACE & DEFENSE—1.48%
AAR Corp.(1)	5,120	87,962
Allied Defense Group Inc. (The)(1)(2)	1,680	37,884
Arotech Corp.(1)(2)	15,300	11,322
Ducommun Inc.(1)	1,900	41,800
Fairchild Corp. (The) Class A(1)	6,760	15,683
HEICO Corp.	3,320	77,024
Herley Industries Inc.(1)(2)	4,280	79,736
Innovative Solutions & Support Inc.(1)	2,720	42,242
Kaman Corp. Class A	4,460	91,207
MTC Technologies Inc.(1)	1,460	46,691
Orbital Sciences Corp.(1)(2)	8,880	111,000
TVI Corp.(1)	9,840	39,360
United Industrial Corp.(2)	2,080	74,360

		756,271
AGRICULTURE—0.13%
Andersons Inc.	1,500	43,920
Hines Horticulture Inc.(1)	6,100	22,021

		65,941
AIRLINES—0.45%
ExpressJet Holdings Inc.(1)	5,880	52,744
Frontier Airlines Inc.(1)	4,620	45,184
Mesa Air Group Inc.(1)(2)	4,660	38,445
Pinnacle Airlines Corp.(1)	4,380	28,470
Republic Airways Holdings Inc.(1)	2,240	32,054
World Air Holdings Inc.(1)	2,840	30,104

		227,001
APPAREL—1.38%
Ashworth Inc.(1)	2,840	19,397
Cherokee Inc.	2,400	83,952
Cutter & Buck Inc.	2,340	28,782
Deckers Outdoor Corp.(1)(2)	1,060	25,504
DHB Industries Inc.(1)	2,860	11,983
Gymboree Corp.(1)	4,220	57,561
Haggar Corp.	1,540	43,782
Hartmarx Corp.(1)	4,420	28,951
Iconix Brand Group Inc.(1)	4,220	37,980
Mossimo Inc.(1)	4,440	22,080
Perry Ellis International Inc.(1)	2,780	60,437

Rocky Shoes & Boots Inc.(1)	1,320	37,752
Skechers U.S.A. Inc. Class A(1)	2,940	48,128
Steven Madden Ltd.(1)	2,220	50,882
Stride Rite Corp.	5,860	75,125
Tandy Brands Accessories Inc.	2,780	32,109
Tarrant Apparel Group(1)	4,120	12,937
Unifi Inc.(1)	7,360	24,582

		701,924
AUTO MANUFACTURERS—0.11%
A.S.V. Inc.(1)(2)	2,400	54,360

		54,360
AUTO PARTS & EQUIPMENT—0.59%
Aftermarket Technology Corp.(1)	3,000	55,170
Amerigon Inc. Class A(1)	3,580	20,943
Commercial Vehicle Group Inc.(1)	1,860	38,948
Dura Automotive Systems Inc.(1)	4,300	17,286
Exide Technologies Inc.(1)	4,520	22,962
Hayes Lemmerz International Inc.(1)	5,800	25,984
Keystone Automotive Industries Inc.(1)	2,220	63,958
Spartan Motors Inc.(2)	2,120	23,044
Titan International Inc.	2,440	33,501

		301,796
BANKS—9.63%
ABC Bancorp	2,660	51,045
AmericanWest Bancorporation(1)	1,580	36,530
AmeriServ Financial Inc.(1)	7,600	33,060
Arrow Financial Corp.	2,040	55,316
Banc Corp. (The)(1)	2,860	30,888
Bancorp Inc. (The)(1)	2,400	38,376
BancTrust Financial Group Inc.	2,320	44,730
Bank of Granite Corp.(2)	2,640	50,266
Bank of the Ozarks Inc.(2)	2,420	83,079
Banner Corp.	1,840	49,018
Bryn Mawr Bank Corp.	2,220	47,552
Capital Crossing Bank(1)(2)	1,820	63,227
Capitol Bancorp Ltd.(2)	1,420	46,008
Cardinal Financial Corp.(1)	6,460	62,339
Cascade Bancorp(2)	2,320	48,465
Center Financial Corp.	2,420	56,870
Central Coast Bancorp(1)(2)	1,680	35,801
City Bank	1,700	58,191
Coastal Financial Corp.	3,680	55,274
CoBiz Inc.(2)	1,860	34,615
Columbia Bancorp	1,800	72,342
Columbia Banking System Inc.	3,520	92,330
Community Bancorp(1)	2,320	76,537
Community Banks Inc.	2,761	77,612
Community Trust Bancorp Inc.	1,820	58,568
EuroBancshares Inc.(1)	1,101	16,416
Financial Institutions Inc.(2)	2,200	40,502
First Bancorp Inc. (North Carolina)	2,060	41,282
First Busey Corp. Class A	2,140	41,666
First Community Bancshares Inc.(2)	1,560	45,770
First Financial Corp.	2,000	54,000
First Indiana Corp.	2,620	89,263
First Merchants Corp.(2)	2,340	60,442
First Oak Brook Bancshares Inc. Class A	1,500	45,435
First State Bancorp	2,080	44,075
Gateway Financial Holdings Inc.	1,820	33,031
GB&T Bancshares Inc.(2)	2,180	46,281

German American Bancorp	4,020	54,310
Great Southern Bancorp Inc.(2)	1,060	31,715
Heartland Financial USA Inc.	1,940	37,694
Heritage Commerce Corp.	1,900	39,520
IBERIABANK Corp.	2,379	126,444
Independent Bank Corp. (Massachusetts)	3,720	113,014
Integra Bank Corp.(2)	5,140	111,538
Interchange Financial Services Corp.	2,580	44,531
Lakeland Bancorp Inc.(2)	3,040	46,603
Lakeland Financial Corp.(2)	1,559	64,465
LNB Bancorp Inc.(2)	3,400	57,460
Macatawa Bank Corp.	1,340	45,841
MainSource Financial Group Inc.	5,000	88,650
MBT Financial Corp.	2,480	45,706
Mercantile Bank Corp.(2)	2,220	94,994
Midwest Banc Holdings Inc.	3,880	89,706
Nara Bancorp Inc.	4,200	62,790
Old Second Bancorp Inc.	3,420	102,053
Omega Financial Corp.	2,080	58,302
Oriental Financial Group Inc.	3,880	47,491
Pacific Mercantile Bancorp(1)	1,940	34,920
Peoples Bancorp Inc.(2)	1,880	51,944
Pinnacle Financial Partners Inc.(1)	1,560	39,281
Preferred Bank	1,400	56,266
Renasant Corp.	1,740	55,071
Republic First Bancorp Inc.(1)	2,820	34,855
Sandy Spring Bancorp Inc.	1,881	63,390
SCBT Financial Corp.	1,560	49,265
Seacoast Banking Corp. of Florida	1,600	37,488
Security Bank Corp.(2)	1,900	47,291
Simmons First National Corp. Class A	2,020	57,610
Southern Community Financial Corp.	4,600	42,182
Southside Bancshares Inc.	2,660	50,567
Southwest Bancorp Inc.	3,460	76,016
State Financial Services Corp. Class A	1,100	40,172
Sterling Bancorp	2,679	60,304
Suffolk Bancorp(2)	1,520	48,503
Summit Bancshares Inc.(2)	2,520	46,292
SY Bancorp Inc.(2)	1,940	46,133
Texas Capital Bancshares Inc.(1)	3,780	79,947
TriCo Bancshares	1,700	36,584
Union Bankshares Corp.	1,320	55,150
Univest Corp. of Pennsylvania	1,580	43,687
Vineyard National Bancorp	2,300	67,965
Virginia Financial Group Inc.	1,420	51,191
Washington Trust Bancorp Inc.(2)	1,900	51,661
West Bancorporation	3,560	65,931
West Coast Bancorp	1,900	47,500
Western Sierra Bancorp(1)	1,000	34,440
Wilshire Bancorp Inc.	3,480	53,244
Yardville National Bancorp(2)	2,602	91,720

		4,895,599
BEVERAGES—0.43%
Boston Beer Co. Inc. Class A(1)	2,280	57,000
Coca-Cola Bottling Co. Consolidated	1,199	58,679
Green Mountain Coffee Roasters Inc.(1)	1,180	41,040
Peet’s Coffee & Tea Inc.(1)(2)	2,080	63,690

		220,409
BIOTECHNOLOGY—4.37%
Aastrom Biosciences Inc.(1)	13,980	32,853
Advanced Magnetics Inc.(1)	1,240	12,016

ADVENTRX Pharmaceuticals Inc.(1)	6,640	22,576
Arena Pharmaceuticals Inc.(1)	4,820	47,718
ARIAD Pharmaceuticals Inc.(1)	7,120	52,902
ArQule Inc.(1)	4,940	38,680
Avant Immunotherapeutics Inc.(1)	12,320	16,016
Avigen Inc.(1)	4,780	13,288
Barrier Therapeutics Inc.(1)	2,520	21,143
Biocryst Pharmaceuticals Inc.(1)	2,420	23,668
BioSante Pharmaceuticals Inc.(1)	3,680	12,328
Cambrex Corp.	3,380	64,085
Cell Genesys Inc.(1)(2)	6,100	33,428
CoTherix Inc.(1)	1,940	27,063
CuraGen Corp.(1)(2)	5,940	29,403
Curis Inc.(1)	5,160	23,684
CYTOGEN Corp.(1)	3,020	12,201
Cytokinetics Inc.(1)	1,960	15,954
deCODE genetics Inc.(1)(2)	7,860	65,945
Digene Corp.(1)	2,099	59,821
EntreMed Inc.(1)	6,080	14,531
Enzo Biochem Inc.(1)	3,460	53,146
Enzon Pharmaceuticals Inc.(1)	5,260	34,874
Exelixis Inc.(1)	10,539	80,834
Genaera Corp.(1)	8,540	16,388
Gene Logic Inc.(1)	4,160	20,342
Genitope Corp.(1)	3,420	23,735
Geron Corp.(1)(2)	8,181	84,019
GTC Biotherapeutics Inc.(1)	6,640	9,230
Halozyme Therapeutics Inc.(1)	11,100	23,532
Harvard Bioscience Inc.(1)	6,220	18,971
Illumina Inc.(1)(2)	4,800	61,488
Immunogen Inc.(1)	6,280	46,095
Immunomedics Inc.(1)(2)	7,040	14,221
Inovio Biomedical Corp.(1)(2)	5,440	14,851
InterMune Inc.(1)	3,481	57,610
Keryx Biopharmaceuticals Inc.(1)	3,919	61,763
Kosan Biosciences Inc.(1)	3,240	23,555
Lexicon Genetics Inc.(1)	9,040	35,979
LifeCell Corp.(1)	4,040	87,385
Maxygen Inc.(1)	2,600	21,554
Momenta Pharmaceuticals Inc.(1)	1,000	27,250
Monogram Biosciences Inc.(1)	18,460	43,381
Myogen Inc.(1)	2,440	57,340
Myriad Genetics Inc.(1)(2)	4,180	91,375
Nanogen Inc.(1)(2)	10,302	33,069
Neose Technologies Inc.(1)	4,640	10,904
Neurobiological Technologies Inc.(1)	5,320	20,269
Northfield Laboratories Inc.(1)(2)	3,440	44,376
Orchid Cellmark Inc.(1)	3,740	31,790
Oscient Pharmaceuticals Corp.(1)	10,300	21,836
Oxigene Inc.(1)	3,440	18,129
Panacos Pharmaceuticals Inc.(1)	3,400	33,116
Peregrine Pharmaceuticals Inc.(1)	28,240	28,240
Regeneration Technologies Inc.(1)(2)	4,400	35,948
Regeneron Pharmaceuticals Inc.(1)	4,540	43,085
RegeneRx Biopharmaceuticals Inc.(1)	3,800	13,224
Repligen Corp.(1)(2)	4,700	14,664
Savient Pharmaceuticals Inc.(1)	9,000	33,930
Sirna Therapeutics Inc.(1)	3,000	13,200
Sonus Pharmaceuticals Inc.(1)	4,160	17,680
StemCells Inc.(1)	11,520	63,590
Strategic Diagnostic Inc.(1)	4,280	17,548
SuperGen Inc.(1)	6,860	43,218
Third Wave Technologies Inc.(1)	4,160	20,592
Vical Inc.(1)	3,080	15,154

		2,221,783

BUILDING MATERIALS—0.69%
Apogee Enterprises Inc.	4,440	75,924
Comfort Systems USA Inc.(1)	4,779	42,103
Craftmade International Inc.	1,500	26,955
Drew Industries Inc.(1)(2)	2,280	58,847
Fiberstars Inc.(1)	1,360	14,130
LSI Industries Inc.	4,240	80,560
U.S. Concrete Inc.(1)	6,480	49,961

		348,480
CHEMICALS—0.90%
Aceto Corp.	3,500	20,195
American Pacific Corp.(1)(2)	3,660	21,653
Flexible Solutions International Inc.(1)	3,560	13,777
ICO Inc.(1)	10,280	30,120
Landec Corp.(1)	3,920	28,655
NewMarket Corp.(1)	2,100	36,414
Octel Corp.	1,660	27,672
OMNOVA Solutions Inc.(1)	5,340	23,336
Penford Corp.	2,080	27,810
Pioneer Companies Inc.(1)	1,820	43,789
Quaker Chemical Corp.	1,680	29,198
Schulman (A.) Inc.	4,880	87,596
Wellman Inc.	5,680	35,954
Zoltek Companies Inc.(1)(2)	2,360	31,034

		457,203
COAL—0.20%
James River Coal Co.(1)	2,039	102,908

		102,908
COMMERCIAL SERVICES—4.70%
ACE Cash Express Inc.(1)	1,760	34,338
Albany Molecular Research Inc.(1)	3,299	40,182
AMN Healthcare Services Inc.(1)	1,600	24,752
Bankrate Inc.(1)(2)	1,320	36,208
Bowne & Co. Inc.	4,740	67,735
Cadmus Communications Corp.	1,540	32,340
Carriage Services Inc.(1)	3,500	22,190
Cash Systems Inc.(1)	2,360	16,213
CBIZ Inc.(1)	7,940	40,494
CDI Corp.	2,440	72,078
Cenveo Inc.(1)	7,000	72,590
Clark Inc.	1,899	31,960
Coinstar Inc.(1)(2)	3,400	62,934
Cornell Companies Inc.(1)	1,700	25,007
DiamondCluster International Inc. Class A(1)	4,200	31,836
Discovery Partners International Inc.(1)	5,820	18,740
Document Security Systems Inc.(1)	1,820	17,017
Dollar Financial Corp.(1)	1,640	19,664
Educate Inc.(1)	3,120	46,800
Electro Rent Corp.(1)	2,741	34,482
Escala Group Inc.(1)(2)	1,400	23,310
EVCI Career Colleges Holding Corp.(1)	2,580	16,460
First Consulting Group Inc.(1)	3,900	22,620
Forrester Research Inc.(1)	1,840	38,309
Franklin Covey Co.(1)	2,000	14,280
Geo Group Inc. (The)(1)	1,321	35,006
Gevity HR Inc.	3,780	102,967
Healthcare Services Group Inc.(2)	4,100	78,925

Heidrick & Struggles International Inc.(1)	2,760	89,369
HMS Holdings Corp.(1)(2)	3,180	22,037
Hooper Holmes Inc.	7,680	30,182
Hudson Highland Group Inc.(1)	3,340	83,400
Huron Consulting Group Inc.(1)	1,180	31,648
Integrated Alarm Services Group Inc.(1)	5,140	19,275
Integrated Electrical Services Inc.(1)(2)	5,140	14,392
Intersections Inc.(1)	1,780	21,271
Kendle International Inc.(1)	1,900	53,466
Kforce Inc.(1)	5,820	59,946
Landauer Inc.	1,140	55,860
LECG Corp.(1)	2,320	53,360
Midas Inc.(1)	2,420	48,110
Monro Muffler Brake Inc.	1,440	37,829
Odyssey Marine Exploration Inc.(1)	6,160	22,730
On Assignment Inc.(1)	3,980	34,029
PAREXEL International Corp.(1)(2)	3,340	67,101
PDI Inc.(1)	1,480	22,659
PeopleSupport Inc.(1)	3,440	27,004
PRG-Schultz International Inc.(1)	8,400	25,284
Providence Service Corp. (The)(1)	2,160	66,074
Rent-Way Inc.(1)(2)	4,580	31,465
Rural/Metro Corp.(1)	3,940	34,869
Senomyx Inc.(1)	2,800	47,684
Services Acquisition Corp. International(1)	2,027	14,432
Source Interlink Companies Inc.(1)	4,940	54,636
SOURCECORP Inc.(1)	2,320	49,741
Spherion Corp.(1)	9,160	69,616
Standard Parking Corp.(1)	1,300	24,739
StarTek Inc.	2,140	28,248
Vertrue Inc.(1)	1,140	41,439
Westaff Inc.(1)	6,060	27,815

		2,389,147
COMPUTERS—3.57%
Advanced Digital Information Corp.(1)	8,660	81,404
Agilysys Inc.	4,140	69,718
Analysts International Corp.(1)	5,860	15,529
Ansoft Corp.(1)	1,100	32,010
BindView Development Corp.(1)	6,200	22,009
Brooktrout Inc.(1)	1,860	24,124
Carreker Corp.(1)	2,560	18,074
Catapult Communications Corp.(1)	1,520	27,877
CIBER Inc.(1)(2)	6,980	51,861
Computer Horizons Corp.(1)	5,380	23,726
Computer Task Group Inc.(1)	4,540	16,798
Covansys Corp.(1)	4,280	68,309
Cray Inc.(1)	18,040	16,597
CyberGuard Corp.(1)	3,640	30,030
Digimarc Corp.(1)	2,820	19,120
Dot Hill Systems Corp.(1)(2)	7,400	49,802
Echelon Corp.(1)	2,980	27,446
iCAD Inc.(1)	5,220	13,102
Immersion Corp.(1)	4,060	28,461
InFocus Corp.(1)	7,640	26,358
InterVoice-Brite Inc.(1)	5,760	51,898
Iomega Corp.(1)	7,040	21,190
Lexar Media Inc.(1)	9,900	63,360
LivePerson Inc.(1)(2)	5,320	20,110
Magma Design Automation Inc.(1)	4,700	38,164
Maxwell Technologies Inc.(1)	1,600	22,592
McDATA Corp. Class A(1)	16,301	85,417
Mobility Electronics Inc.(1)	4,120	43,919

Neoware Systems Inc.(1)	1,960	32,810
Ness Technologies Inc.(1)	3,100	31,000
NetScout Systems Inc.(1)	2,700	14,661
NYFIX Inc.(1)	3,020	17,425
Overland Storage Inc.(1)	4,200	34,230
PAR Technology Corp.(1)	640	14,720
Quantum Corp.(1)	24,560	75,890
Radiant Systems Inc.(1)	3,380	34,882
RadiSys Corp.(1)	3,120	60,528
Rimage Corp.(1)	1,820	48,539
SI International Inc.(1)(2)	1,440	44,597
Sigma Designs Inc. (1)	3,340	36,673
Silicon Storage Technology Inc.(1)	12,099	65,093
Stratasys Inc.(1)	1,480	43,956
Sykes Enterprises Inc.(1)	3,600	42,840
Synaptics Inc.(1)(2)	3,121	58,675
3D Systems Corp.(1)	2,120	47,128
Tier Technologies Inc. Class B(1)	3,580	30,967
TransAct Technologies Inc.(1)	1,760	13,376
Tyler Technologies Inc.(1)	4,079	33,774
Xanser Corp.(1)(2)	7,900	24,490

		1,815,259
COSMETICS & PERSONAL CARE—0.05%
Parlux Fragrances Inc.(1)	859	25,031

		25,031
DISTRIBUTION & WHOLESALE—0.68%
Bell Microproducts Inc.(1)	4,020	40,321
Brightpoint Inc.(1)	3,985	76,273
Handleman Co.(2)	3,620	45,721
Industrial Distribution Grp(1)	2,580	23,788
LKQ Corp.(1)	2,020	61,004
Navarre Corp.(1)(2)	3,800	22,002
NuCo2 Inc.(1)(2)	2,080	53,560
Rentrak Corp.(1)	2,520	23,940

		346,609
DIVERSIFIED FINANCIAL SERVICES—0.93%
Asta Funding Inc.	1,480	44,933
BKF Capital Group Inc.	1,180	36,497
Collegiate Funding Services LLC(1)	2,200	32,582
Consumer Portfolio Services(1)	3,600	18,000
Encore Capital Group Inc.(1)	2,320	41,389
eSpeed Inc.(1)	2,760	20,921
Firstcity Financial Corp.(1)	1,740	21,228
LaBranche & Co. Inc.(1)(2)	7,540	65,523
MarketAxess Holdings Inc.(1)	3,720	50,592
MCF Corp.(1)	15,880	16,515
Ocwen Financial Corp.(1)(2)	4,080	28,315
TradeStation Group Inc.(1)	2,860	29,000
World Acceptance Corp.(1)	2,720	69,115

		474,610
ELECTRIC—0.07%
Central Vermont Public Service Corp.	1,980	34,650

		34,650
ELECTRICAL COMPONENTS & EQUIPMENT—1.83%
Active Power Inc.(1)	5,380	22,219
Advanced Energy Industries Inc.(1)	2,700	29,052
American Superconductor Corp.(1)	4,560	47,196
Artesyn Technologies Inc.(1)	5,580	51,894

C&D Technologies Inc.	3,620	34,064
Capstone Turbine Corp.(1)(2)	13,340	47,357
Cherokee International Corp.(1)	3,160	11,060
Color Kinetics Inc.(1)	1,920	28,800
Distributed Energy Systems(1)	4,420	36,863
Encore Wire Corp.(1)	2,760	44,878
EnerSys(1)	6,500	98,605
GrafTech International Ltd.(1)	13,399	72,757
Greatbatch Inc.(1)	2,700	74,088
Insteel Industries Inc.	1,060	16,207
Lamson & Sessions Co.(1)	1,860	34,075
Magnetek Inc.(1)(2)	4,620	15,616
Medis Technologies Ltd.(1)(2)	2,320	41,644
Power-One Inc.(1)	10,100	55,954
Research Frontiers Inc.(1)	5,240	16,243
Superior Essex Inc.(1)	3,100	55,831
Ultralife Batteries Inc.(1)(2)	2,940	37,985
Universal Display Corp.(1)(2)	3,860	43,039
Valence Technology Inc.(1)(2)	5,740	15,555
Xenonics Holdings Inc.(1)	513	1,334

		932,316
ELECTRONICS—4.22%
American Science & Engineering Inc.(1)	1,300	85,267
Axsys Technologies Inc.(1)	980	19,218
Badger Meter Inc.	1,100	43,274
Ballantyne of Omaha Inc.(1)	4,960	22,320
Bei Technologies Inc.	518	18,125
Bel Fuse Inc. Class B	2,120	77,232
California Micro Devices Corp.(1)	4,360	33,659
CTS Corp.	5,380	65,098
Cubic Corp.(2)	4,540	77,725
Cyberoptics Corp.(1)	1,580	22,009
Daktronics Inc.(2)	2,280	54,674
Electro Scientific Industries Inc.(1)	3,880	86,757
Excel Technology Inc.(1)	1,560	40,076
Fargo Electronics(1)	2,180	38,085
FARO Technologies Inc.(1)	1,600	31,184
Frequency Electronics Inc.(2)	1,760	19,184
Identix Inc.(1)	12,120	56,964
II-VI Inc.(1)	3,040	53,930
Innovex Inc.(1)	3,980	16,915
Intelli-Check Inc.(1)(2)	3,920	17,013
Interlink Electronics Inc.(1)	2,780	14,956
International DisplayWorks Inc.(1)(2)	4,900	29,106
Iteris Inc.(1)	5,160	13,880
LaBarge Inc.(1)	1,480	19,122
LeCroy Corp.(1)	2,480	36,828
Lo-Jack Corp.(1)	2,740	57,924
Lowrance Electronics Inc.(2)	820	20,820
Meade Instruments Corp.(1)	7,440	19,790
Measurements Specialties Inc.(1)	1,900	40,280
Mechanical Technology Inc.(1)	5,400	20,844
Merix Corp.(1)	4,240	23,744
Methode Electronics Inc.	5,860	67,507
Metrologic Instruments Inc.(1)	1,780	32,378
Molecular Devices Corp.(1)	2,540	53,061
Multi-Fineline Electronix Inc.(1)	1,200	35,124
OSI Systems Inc.(1)(2)	2,180	34,444
Park Electrochemical Corp.	3,020	80,483
Photon Dynamics Inc.(1)	2,300	44,045
Planar Systems Inc.(1)	2,300	18,906
RAE Systems Inc.(1)	6,080	20,915

Rofin-Sinar Technologies Inc.(1)	2,099	79,741
SAFLINK Corp.(1)(2)	11,540	13,386
SBS Technologies Inc.(1)	2,440	23,497
Sonic Solutions Inc.(1)	3,140	67,510
Spatialight Inc.(1)(2)	5,840	25,638
Spectrum Control Inc.(1)(2)	3,320	24,601
SRS Labs Inc.(1)	3,140	20,222
Stoneridge Inc.(1)	1,880	15,454
Technitrol Inc.	5,680	87,018
TTM Technologies Inc.(1)	5,860	41,899
UQM Technologies Inc.(1)	5,940	24,473
Viisage Technology Inc.(1)(2)	4,940	20,501
Woodhead Industries Inc.	2,020	27,735
X-Rite Inc.	4,380	54,312
Zygo Corp.(1)	3,620	55,458

		2,144,311
ENERGY - ALTERNATE SOURCES—0.56%
Evergreen Solar Inc.(1)	4,680	43,664
FuelCell Energy Inc.(1)(2)	6,699	73,488
Millennium Cell Inc.(1)(2)	10,220	20,849
Plug Power Inc.(1)	5,760	39,168
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	6,560	26,896
Syntroleum Corp.(1)	5,660	82,410

		286,475
ENGINEERING & CONSTRUCTION—0.46%
ENGlobal Corp.(1)(2)	1,900	15,371
Infrasource Services Inc.(1)	2,080	30,264
Insituform Technologies Inc. Class A(1)	3,580	61,898
Layne Christensen Co.(1)	1,800	42,390
Perini Corp.(1)	2,880	52,416
Sterling Construction Co. Inc.(1)	1,140	29,526

		231,865
ENTERTAINMENT—0.82%
Bluegreen Corp.(1)	2,500	44,125
Carmike Cinemas Inc.	2,460	56,432
Dover Downs Gaming & Entertainment Inc.	2,120	28,832
Dover Motorsports Inc.	4,560	31,190
Image Entertainment Inc.(1)	5,280	22,123
Mikohn Gaming Corp.(1)	3,380	44,920
Six Flags Inc.(1)(2)	12,979	93,319
Sunterra Corp.(1)	3,160	41,491
Youbet.com Inc.(1)	5,400	30,942
Zomax Inc.(1)	6,780	21,764

		415,138
ENVIRONMENTAL CONTROL—1.06%
American Ecology Corp.	2,440	47,873
Calgon Carbon Corp.	5,900	46,610
Casella Waste Systems Inc. Class A(1)	3,640	47,793
Clean Harbors Inc.(1)	2,160	73,332
Darling International Inc.(1)	7,880	27,816
Duratek Inc.(1)	2,040	37,291
Metal Management Inc.(2)	3,020	76,557
Perma-Fix Environmental Services Inc.(1)	12,620	27,764
Rentech Inc.(1)	14,140	35,774
Synagro Technologies Inc.	9,320	43,804
Waste Services Inc.(1)	11,180	41,366
WCA Waste Corp.(1)	3,760	31,734

		537,714

FOOD—1.20%
American Italian Pasta Co. Class A(2)	2,280	24,305
Cal-Maine Foods Inc.(2)	4,620	29,106
Imperial Sugar Co.	2,060	27,913
Ingles Markets Inc. Class A	2,500	39,500
J&J Snack Foods Corp.	1,140	65,892
Lance Inc.	5,300	92,538
Lifeway Foods Inc.(1)	920	11,436
Nash Finch Co.	2,000	84,380
Pathmark Stores Inc.(1)	4,260	48,010
Poore Brothers Inc.(1)	3,840	20,928
Rocky Mountain Chocolate Factory Inc.	1,100	16,060
Sanfilippo (John B.) & Son Inc.(1)	1,260	22,050
Spartan Stores Inc.(1)	3,500	36,050
Tasty Baking Co.	5,020	43,574
Wild Oats Markets Inc.(1)(2)	3,680	47,325

		609,067
FOREST PRODUCTS & PAPER—0.92%
Buckeye Technologies Inc.(1)	3,581	29,078
Caraustar Industries Inc.(1)	4,120	45,238
Deltic Timber Corp.	1,340	61,707
Glatfelter Co.	5,941	83,709
Mercer International Inc.(1)	4,940	40,854
Neenah Paper Inc.	2,120	62,116
Pope & Talbot Inc.	3,140	32,059
Rock-Tenn Co. Class A	4,199	63,405
Schweitzer-Mauduit International Inc.	2,179	48,635

		466,801
GAS—0.33%
Cascade Natural Gas Corp.	2,420	52,683
EnergySouth Inc.	2,699	74,465
SEMCO Energy Inc.(1)	6,500	42,835

		169,983
HEALTH CARE - PRODUCTS—4.70%
Abaxis Inc.(1)	3,440	44,892
ABIOMED Inc.(1)	3,840	38,669
Adeza Biomedical Corp.(1)	1,360	23,678
Align Technology Inc.(1)(2)	8,440	56,717
American Medical Alert Corp.(1)	2,680	18,626
Animas Corp.(1)	2,340	36,738
ATS Medical Inc.(1)(2)	6,180	22,866
BioLase Technology Inc.	3,180	22,673
Candela Corp.(1)	4,060	39,869
Cantel Medical Corp.(1)	1,500	31,560
CardioDynamics International Corp.(1)	17,000	22,950
Cepheid Inc.(1)	6,420	47,444
Cerus Corp.(1)	3,060	27,112
Cholestech Corp.(1)	2,060	20,765
Columbia Laboratories Inc.(1)	6,540	24,590
Conceptus Inc.(1)	4,340	50,344
Cutera Inc.(1)	1,560	40,466
Datascope Corp.	2,300	71,346
Digirad Corp.(1)	3,700	17,856
Encore Medical Corp.(1)	7,480	35,156
Endologix Inc.(1)(2)	4,780	24,282
EP MedSystems Inc.(1)	4,800	12,864
EPIX Pharmaceuticals Inc.(1)	3,620	27,874
FONAR Corp.(1)	20,900	22,572
Hanger Orthopedic Group Inc.(1)	3,820	29,414

HealthTronics Inc.(1)	4,820	48,007
ICU Medical Inc.(1)	1,960	56,370
Immunicon Corp.(1)	3,160	12,419
IntraLase Corp.(1)	1,780	26,184
IRIS International Inc.(1)	2,620	48,313
Kensey Nash Corp.(1)(2)	1,460	44,764
Lifecore Biomedical Inc.(1)	1,780	21,520
Lifeline Systems Inc.(1)	1,940	64,854
Luminex Corp.(1)	2,680	26,907
Merge Technologies Inc.(1)	2,480	42,383
Meridian Bioscience Inc.	3,023	62,576
Merit Medical Systems Inc.(1)(2)	3,820	67,767
Microtek Medical Holdings Inc.(1)(2)	7,000	25,970
Microvision Inc.(1)(2)	3,300	19,470
Natus Medical Inc.(1)	3,620	44,055
Neurometrix Inc.(1)	1,160	34,533
NMT Medical Inc.(1)	2,260	24,905
NuVasive Inc.(1)	2,620	49,099
Occulogix Inc.(1)(2)	2,480	15,847
OraSure Technologies Inc.(1)	5,980	56,391
Orthologic Corp.(1)	5,080	19,456
Orthovita Inc.(1)	7,000	29,960
Palatin Technologies Inc.(1)	8,620	19,826
Palomar Medical Technologies Inc.(1)	2,340	61,378
PhotoMedex Inc.(1)	8,680	18,054
Possis Medical Inc.(1)	3,080	33,757
Quidel Corp.(1)	5,360	50,706
Retractable Technologies Inc.(1)	6,920	31,694
RITA Medical Systems Inc.(1)	8,180	29,121
SeraCare Life Sciences Inc.(1)	1,680	29,837
Somanetics Corp.(1)	2,140	53,500
Sonic Innovations Inc.(1)	3,920	17,342
SonoSite Inc.(1)	2,360	70,045
Spectranetics Corp.(1)	3,940	37,075
Staar Surgical Co.(1)	5,360	29,534
ThermoGenesis Corp.(1)	8,300	43,990
TriPath Imaging Inc.(1)	5,240	36,994
Urologix Inc.(1)	3,780	16,027
Vascular Solutions Inc.(1)	2,680	26,532
Vision-Sciences Inc.(1)	8,160	16,728
Vital Images Inc.(1)	2,140	47,636
Zila Inc.(1)	7,180	25,058
Zoll Medical Corp.(1)	1,700	44,625

		2,392,532
HEALTH CARE - SERVICES—2.42%
Air Methods Corp.(1)	2,620	29,658
Alliance Imaging Inc.(1)	2,380	20,349
Allied Healthcare International Inc.(1)	6,380	36,047
Amedisys Inc.(1)(2)	2,081	81,159
America Service Group Inc.(1)	1,900	31,521
American Dental Partners Inc.(1)	1,640	55,629
American Retirement Corp.(1)	3,840	72,307
Capital Senior Living Corp.(1)	2,360	19,706
Continucare Corp.(1)	5,800	14,848
Five Star Quality Care Inc.(1)	2,220	15,318
Gentiva Health Services Inc.(1)(2)	3,720	67,406
Horizon Health Corp.(1)	1,640	44,559
Matria Healthcare Inc.(1)	2,080	78,520
MedCath Corp.(1)	1,320	31,350
Metropolitan Health Networks Inc.(1)	6,820	18,141
NovaMed Inc.(1)	2,400	16,417
OCA Inc.(1)(2)	8,960	13,440

Odyssey Healthcare Inc.(1)	4,660	79,080
Option Care Inc.	3,200	46,848
PainCare Holdings Inc.(1)	7,340	27,525
Pediatric Services of America Inc.(1)	1,880	26,301
Psychemedics Corp.	2,620	35,632
Q-Med Inc.(1)	2,140	26,878
Radiation Therapy Services Inc.(1)	1,680	53,525
Radiologix Inc.(1)	4,660	17,056
RehabCare Group Inc.(1)	2,320	47,606
Res-Care Inc.(1)	3,300	50,787
Sun Healthcare Group Inc.(1)	2,360	17,370
SunLink Health Systems Inc.(1)	2,120	18,423
Symbion Inc.(1)	2,640	68,297
U.S. Physical Therapy Inc.(1)	2,440	44,310
VistaCare Inc. Class A(1)	1,880	27,204

		1,233,217
HOME BUILDERS—0.55%
Cavalier Homes Inc.(1)	3,560	23,532
Cavco Industries Inc.(1)	940	34,103
Coachmen Industries Inc.	2,020	23,210
Comstock Homebuilding Companies Inc. Class A(1)	1,360	27,091
Fleetwood Enterprises Inc.(1)(2)	7,641	93,984
Modtech Holdings Inc.(1)	3,040	29,549
Monaco Coach Corp.(2)	3,381	49,836

		281,305
HOME FURNISHINGS—0.51%
American Technology Corp.(1)	3,680	18,768
Audiovox Corp. Class A(1)	2,720	38,026
Bassett Furniture Industries Inc.	1,860	34,633
DTS Inc.(1)	2,720	45,805
Hooker Furniture Corp.	1,360	22,603
Kimball International Inc. Class B	3,260	39,413
Stanley Furniture Co. Inc.	2,280	59,713

		258,961
HOUSEHOLD PRODUCTS & WARES—0.48%
CNS Inc.	2,440	63,611
Ennis Inc.	4,580	76,944
Standard Register Co. (The)	2,000	29,900
WD-40 Co.(2)	2,840	75,288

		245,743
HOUSEWARES—0.08%
Libbey Inc.(2)	2,560	38,912

		38,912
INSURANCE—1.41%
Affirmative Insurance Holdings Inc.	2,160	31,450
American Equity Investment Life Holding Co.(2)	4,280	48,578
American Physicians Capital Inc.(1)	1,040	51,095
Baldwin & Lyons Inc. Class B	2,260	56,568
Capital Title Group Inc.	4,720	34,928
Ceres Group Inc.(1)	4,720	26,574
Citizens Inc.(1)(2)	3,600	23,112
Crawford & Co. Class B	4,020	31,477
Direct General Corp.	2,460	48,536
FPIC Insurance Group Inc.(1)	1,280	46,067
KMG America Corp.(1)	3,440	27,520
Navigators Group Inc. (The)(1)	1,120	41,798
Penn Treaty American Corp.(1)	2,180	19,685

PMA Capital Corp. Class A(1)	5,180	45,480
Presidential Life Corp.	3,880	69,840
Safety Insurance Group Inc.	1,680	59,791
Tower Group Inc.	2,740	41,429
Vesta Insurance Group(1)	6,860	13,926

		717,854
INTERNET—5.33%
ActivCard Corp.(1)	7,560	32,735
Agile Software Corp.(1)	7,760	55,639
Alloy Inc.(1)	3,560	17,230
Answerthink Inc.(1)	5,900	23,010
Applied Digital Solutions Inc.(1)	8,000	22,800
Ariba Inc.(1)	8,120	46,284
Art Technology Group Inc.(1)	13,860	14,137
AsiaInfo Holdings Inc.(1)	6,240	30,264
@Road Inc.(1)	7,760	35,618
Audible Inc.(1)	2,960	36,378
autobytel.com Inc.(1)	6,700	33,567
Blue Coat Systems Inc.(1)	1,439	62,568
Blue Nile Inc.(1)(2)	2,080	65,811
Captiva Software Corp.(1)(2)	2,140	38,434
Centillium Communications Inc.(1)	5,840	22,017
Chordiant Software Inc.(1)	12,360	35,226
Click Commerce Inc.(1)(2)	980	17,963
Corillian Corp.(1)	6,060	19,392
CyberSource Corp.(1)	4,600	30,268
Drugstore.com Inc.(1)	10,200	37,740
eCollege.com Inc.(1)(2)	2,800	41,608
eCOST.com Inc.(1)(2)	3,280	5,904
E-LOAN Inc.(1)	8,680	36,369
Entrust Inc.(1)	8,400	47,040
ePlus Inc.(1)	1,700	22,185
GuruNet Corp.(1)(2)	940	10,725
Harris Interactive Inc.(1)(2)	8,960	38,259
HealthStream Inc.(1)	4,160	12,272
Hollywood Media Corp.(1)	4,960	20,931
HomeStore Inc.(1)	20,779	90,389
iMergent Inc.(1)(2)	1,620	9,023
Intermix Media Inc.(1)	3,480	41,621
Internet Capital Group Inc.(1)	4,960	43,698
Interwoven Inc.(1)	5,420	44,281
Ipass Inc.(1)	8,660	46,591
IPIX Corp.(1)(2)	3,160	8,595
iVillage Inc.(1)	6,340	46,028
Keynote Systems Inc.(1)	3,660	47,507
Knot Inc. (The)(1)	2,020	22,402
Lionbridge Technologies Inc.(1)	5,860	39,555
MatrixOne Inc.(1)	7,760	40,818
MIVA Inc.(1)	3,520	21,226
Motive Inc.(1)	3,940	24,980
Napster Inc.(1)(2)	4,760	19,040
Net2Phone Inc.(1)	11,200	19,600
NetBank Inc.(2)	8,660	71,965
NetRatings Inc.(1)	1,920	29,222
Network Engines Inc.(1)	9,040	12,927
Nutri/System Inc.(1)	2,980	74,560
1-800-FLOWERS.COM Inc.(1)	3,880	27,199
Online Resources Corp.(1)	3,700	39,146
Opsware Inc.(1)	9,820	50,966
PC-Tel Inc.(1)	2,380	22,372
PlanetOut Inc.(1)	2,780	23,463
Plumtree Software Inc.(1)	5,660	30,904

Provide Commerce Inc.(1)	1,400	33,978
Quovadx Inc.(1)	6,740	20,422
Raindance Communications Inc.(1)	9,180	21,298
Redback Networks Inc.(1)	5,020	49,798
Register.com(1)	3,600	27,900
RightNow Technologies Inc.(1)	2,000	29,440
S1 Corp.(1)	9,900	38,709
Secure Computing Corp.(1)	4,800	54,480
Selectica Inc.(1)	5,600	17,976
SonicWALL Inc.(1)	7,220	45,847
Stamps.com Inc.(1)	2,000	34,420
Stellent Inc.(1)	4,140	35,480
SumTotal Systems Inc.(1)	3,880	18,896
SupportSoft Inc.(1)	6,540	32,962
TeleCommunication Systems Inc.(1)(2)	4,860	12,706
Terremark Worldwide Inc.(1)	5,260	23,091
Tumbleweed Communications Corp.(1)	7,820	33,235
24/7 Real Media Inc.(1)	5,500	38,720
Varsity Group Inc.(1)	3,080	15,374
Vasco Data Security International Inc.(1)	3,600	32,652
Verity Inc.(1)	4,600	48,852
Vignette Corp.(1)	4,159	66,170
WatchGuard Technologies Inc.(1)(2)	6,980	29,944
webMethods Inc.(1)	7,140	50,480
WebSideStory Inc.(1)	1,560	27,643
WorldGate Communications Inc.(1)(2)	4,700	11,844

		2,712,769
INVESTMENT COMPANIES—0.49%
Ares Capital Corp.	3,539	57,615
Courtside Acquistion Corp.(1)	1,429	7,345
Gladstone Capital Corp.(2)	2,760	62,238
Gladstone Investment Corp.	2,071	30,402
Harris & Harris Group Inc.(1)	2,700	29,970
Hercules Technology Growth Capital Inc.(1)	650	8,287
Medallion Financial Corp.	2,720	26,955
Patriots Capital Funding Inc.	1,106	15,196
Prospect Energy Corp.	799	10,667

		248,675
IRON & STEEL—0.45%
Material Sciences Corp.(1)	1,480	22,304
Olympic Steel Inc.(1)(2)	1,500	26,205
Roanoke Electric Steel Corp.	1,500	30,045
Ryerson Tull Inc.(2)	3,500	74,550
Steel Technologies Inc.	1,860	48,230
Wheeling-Pittsburgh Corp.(1)	1,600	26,768

		228,102
LEISURE TIME—0.44%
Aldila Inc.	960	23,280
Ambassadors Group Inc.	3,240	72,252
Arctic Cat Inc.	2,540	52,172
Escalade Inc.	1,620	21,465
Multimedia Games Inc.(1)(2)	3,520	34,179
Pegasus Solutions Inc.(1)	2,340	21,013

		224,361
LODGING—0.27%
Interstate Hotels & Resorts Inc.(1)(2)	5,280	24,552
Lodgian Inc.(1)	2,740	28,085
Monarch Casino & Resort Inc.(1)	1,280	21,747
MTR Gaming Group Inc.(1)	3,940	31,559
Riviera Holdings Corp.(1)	1,380	30,608

		136,551

MACHINERY—1.50%
Astec Industries Inc.(1)	2,120	60,187
Cascade Corp.	1,780	86,686
Columbus McKinnon Corp.(1)	2,660	62,936
Flow International Corp.(1)(2)	3,540	27,329
Gehl Corp.(1)	1,680	46,822
Gerber Scientific Inc.(1)	3,880	30,419
Global Power Equipment Group Inc.(1)	5,340	38,074
Hurco Companies Inc.(1)	1,220	19,947
Intevac Inc.(1)	3,620	37,322
Lindsay Manufacturing Co.	2,160	47,542
Middleby Corp. (The)(1)(2)	740	53,650
Park - Ohio Holdings Corp.(1)	1,420	24,935
Presstek Inc.(1)	4,620	59,968
Tecumseh Products Co. Class A	2,860	61,547
Tennant Co.	1,900	77,862
TurboChef Technologies Inc.(1)(2)	1,720	26,815

		762,041
MANUFACTURING—0.88%
Ameron International Corp.	1,080	50,112
Applied Films Corp.(1)	2,140	44,940
Flanders Corp.(1)	2,780	33,749
GenTek Inc.	2,160	31,320
GP Strategies Corp.(1)	2,680	24,147
Myers Industries Inc.	4,500	52,380
Nanophase Technologies Corp.(1)	2,580	14,964
Portec Rail Products Inc.	2,620	36,601
Quixote Corp.	1,260	26,951
Raven Industries Inc.(2)	2,620	76,635
Smith & Wesson Holding Corp.(1)(2)	3,800	21,356
Sturm Ruger & Co. Inc.	3,980	36,616

		449,771
MEDIA—0.84%
Acacia Research Corp. - Acacia Technologies Group(1)(2)	6,420	39,419
Acme Communications Inc.(1)(2)	4,040	15,716
Beasley Broadcast Group Inc. Class A(1)	2,180	30,629
Charter Communications Inc. Class A(1)(2)	35,461	53,191
Courier Corp.	1,140	42,636
Digital Generation Systems Inc.(1)(2)	16,520	10,408
4Kids Entertainment Inc.(1)(2)	1,800	31,302
LodgeNet Entertainment Corp.(1)	3,060	45,074
Nelson (Thomas) Inc.	2,520	47,275
New Frontier Media Inc.(1)	2,980	17,940
NTN Communications Inc.(1)	9,780	15,061
Playboy Enterprises Inc. Class B(1)	3,680	51,888
Regent Communications Inc.(1)	5,220	27,457

		427,996
METAL FABRICATE & HARDWARE—0.60%
Castle (A.M.) & Co.(1)	1,360	23,800
CIRCOR International Inc.	2,201	60,417
Dynamic Materials Corp.	300	13,170
Ladish Co. Inc.(1)	3,040	53,018
Metals USA Inc.(1)	2,900	59,334
NN Inc.	2,480	29,735
Northwest Pipe Co.(1)(2)	880	22,783
Sun Hydraulics Corp.	1,020	24,786
Wolverine Tube Inc.(1)	2,460	18,450

		305,493

MINING—0.66%
Brush Engineered Materials Inc.(1)	3,020	47,958
Charles & Colvard Ltd.(2)	2,040	50,918
Hecla Mining Co.(1)	19,400	84,972
Mines Management Inc.(1)	2,720	16,483
Royal Gold Inc.(2)	4,200	112,854
U.S. Energy Corp.(1)	4,940	22,082

		335,267
OFFICE & BUSINESS EQUIPMENT—0.25%
Imagistics International Inc.(1)	2,320	97,092
TRM Corp.(1)	2,100	31,899

		128,991
OFFICE FURNISHINGS—0.11%
Interface Inc. Class A(1)	6,820	56,333

		56,333
OIL & GAS—3.30%
Abraxas Petroleum Corp.(1)	3,640	28,865
Adams Resources & Energy Inc.	1,300	28,470
American Oil & Gas Inc.(1)(2)	7,300	52,560
Atlas America Inc.(1)	1,820	88,907
Brigham Exploration Co.(1)	4,660	59,881
Callon Petroleum Co.(1)	1,740	36,418
Cano Petroleum Inc.(1)	1,394	5,855
Carrizo Oil & Gas Inc.(1)	2,420	70,906
Clayton Williams Energy Inc.(1)	960	41,472
Contango Oil & Gas Co.(1)	2,620	31,545
Delta Petroleum Corp.(1)	3,940	81,952
Double Eagle Petroleum Co.(1)(2)	1,280	30,656
Edge Petroleum Corp.(1)	2,620	69,142
Endeavour International Corp.(1)	6,100	30,500
Exploration Company of Delaware (The)(1)(2)	3,980	28,656
FX Energy Inc.(1)(2)	5,420	64,877
Gasco Energy Inc.(1)	9,900	65,835
GeoGlobal Resources Inc.(1)	3,260	22,853
Giant Industries Inc.(1)	1,920	112,397
GMX Resources Inc.(1)	1,260	33,100
Goodrich Petroleum Corp.(1)	1,100	25,817
Harvest Natural Resources Inc.(1)	4,700	50,431
McMoRan Exploration Co.(1)(2)	2,841	55,229
Meridian Resource Corp. (The)(1)	10,400	43,368
Parallel Petroleum Corp.(1)	4,360	61,040
Petrohawk Energy Corp.(1)	6,180	89,054
Petroleum Development Corp.(1)	2,280	87,415
PetroQuest Energy Inc.(1)	5,760	60,134
Toreador Resources Corp.(1)(2)	1,860	65,844
Transmeridian Exploration Inc.(1)	7,606	31,565
Tri-Valley Corp.(1)(2)	3,720	37,014
VAALCO Energy Inc.(1)	8,920	36,037
Warren Resources Inc.(1)	3,000	50,250

		1,678,045
OIL & GAS SERVICES—1.03%
Allis-Chalmers Energy Inc.(1)	1,420	16,813
Dawson Geophysical Co.(1)(2)	1,420	42,955
Dril-Quip Inc.(1)	901	43,248
Hornbeck Offshore Services Inc.(1)	1,921	70,366
Infinity Energy Resources Inc.(1)	2,100	17,115

Input/Output Inc.(1)(2)	9,699	77,398
Lufkin Industries Inc.	2,119	92,282
Matrix Service Co.(1)	4,360	35,098
Mitcham Industries Inc.(1)	2,080	23,712
Newpark Resources Inc.(1)	12,300	103,566

		522,553
PACKAGING & CONTAINERS—0.17%
AEP Industries Inc.(1)	1,520	33,592
Chesapeake Corp.	2,860	52,595

		86,187
PHARMACEUTICALS—5.51%
Adolor Corp.(1)	4,820	51,478
Alfacell Corp.(1)	7,240	13,756
Allos Therapeutics Inc.(1)	8,120	19,813
Alnylam Pharmaceuticals Inc.(1)	1,740	19,662
Anadys Pharmaceuticals Inc.(1)	2,600	27,742
Anika Therapeutics Inc.(1)	1,920	22,694
Antigenics Inc.(1)(2)	4,620	25,040
Aradigm Corp.(1)	14,140	15,130
Array BioPharma Inc.(1)	4,040	29,007
AtheroGenics Inc.(1)(2)	5,160	82,715
Auxilium Pharmaceuticals Inc.(1)	2,560	12,749
AVANIR Pharmaceuticals Class A(1)	15,160	46,844
Bentley Pharmaceuticals Inc.(1)	1,820	21,749
Bioenvision Inc.(1)	6,060	48,662
BioMarin Pharmaceutical Inc.(1)	10,279	89,736
BioScrip Inc.(1)	6,600	42,900
Bradley Pharmaceuticals Inc.(1)(2)	2,060	22,495
Cell Therapeutics Inc.(1)(2)	8,780	25,111
CollaGenex Pharmaceuticals Inc.(1)	2,360	23,411
Conor Medsystems Inc.(1)	1,600	37,600
Cortex Pharmaceuticals Inc.(1)(2)	7,340	17,396
Cubist Pharmaceuticals Inc.(1)	7,540	162,412
Cypress Bioscience Inc.(1)	4,420	23,912
Dendreon Corp.(1)	7,260	48,715
Depomed Inc.(1)	7,220	46,786
Discovery Laboratories Inc.(1)	7,420	47,859
DOV Pharmaceutical Inc.(1)	3,180	53,996
DrugMax Inc.(1)(2)	6,940	12,700
Durect Corp.(1)(2)	5,780	39,593
DUSA Pharmaceuticals Inc.(1)	3,280	34,768
Dyax Corp.(1)	5,580	31,192
Dynavax Technologies Corp.(1)	2,920	19,564
Genta Inc.(1)	16,760	25,140
Guilford Pharmaceuticals Inc.(1)	7,260	26,499
Hemispherx Biopharma Inc.(1)(2)	10,540	17,918
Hi-Tech Pharmacal Co.(1)	820	24,666
Hollis-Eden Pharmaceuticals Inc.(1)(2)	3,320	21,215
I-Flow Corp.(1)(2)	2,860	39,211
Immtech International Inc.(1)	1,420	16,557
Indevus Pharmaceuticals Inc.(1)(2)	7,420	21,370
InKine Pharmaceutical Co. Inc.(1)	8,980	32,777
Inspire Pharmaceuticals Inc.(1)	5,760	43,776
Introgen Therapeutics Inc.(1)(2)	4,060	21,193
Isis Pharmaceuticals Inc.(1)	8,040	40,602
Isolagen Inc.(1)	4,980	8,217
ISTA Pharmaceuticals Inc.(1)	2,780	18,459
Lipid Sciences Inc.(1)	3,760	11,167
Mannatech Inc.(2)	2,280	27,018
MannKind Corp.(1) (2)	2,600	35,594
Matrixx Initiatives Inc.(1)	1,900	27,018

Nastech Pharmaceutical Co. Inc.(1)	2,940	41,572
Natural Health Trends Corp.(1)(2)	1,220	18,288
Nature’s Sunshine Products Inc.	2,260	52,522
NeoPharm Inc.(1)	2,760	34,224
NexMed Inc.(1)(2)	9,640	15,328
Noven Pharmaceuticals Inc.(1)	3,180	44,520
NPS Pharmaceuticals Inc.(1)	4,880	49,337
Nuvelo Inc.(1)	5,940	57,024
Pain Therapeutics Inc.(1)	5,060	31,827
Penwest Pharmaceuticals Co.(1)	4,140	72,574
PetMed Express Inc.(1)	3,320	34,395
Pharmacopeia Drug Discovery(1)	5,480	19,618
Pharmacyclics Inc.(1)	2,120	19,122
Point Therapeutics Inc.(1)	4,240	18,020
POZEN Inc.(1)	4,300	47,257
Progenics Pharmaceuticals Inc.(1)	2,400	56,904
Pro-Pharmaceuticals Inc.(1)(2)	6,320	18,265
Reliv International Inc.	2,240	20,518
Renovis Inc.(1)	2,360	31,931
Rigel Pharmaceuticals Inc.(1)(2)	3,340	79,392
Santarus Inc.(1)	4,700	29,187
SciClone Pharmaceuticals Inc.(1)	5,500	31,020
SCOLR Pharma Inc.(1)	5,520	23,405
Tanox Inc.(1)	3,240	47,466
Theragenics Corp.(1)	6,020	17,759
Trimeris Inc.(1)(2)	2,620	40,191
Vion Pharmaceuticals Inc.(1)	10,680	23,176
ViroPharma Inc.(1)	5,900	122,720
VIVUS Inc.(1)	8,440	30,300

		2,803,446
PIPELINES—0.10%
TransMontaigne Inc.(1)	6,200	49,538

		49,538
REAL ESTATE—0.48%
Avatar Holdings Inc.(1)	1,080	63,979
California Coastal Communities Inc.(1)	1,420	50,012
Consolidated-Tomoka Land Co.	780	53,040
HouseValues Inc.(1)(2)	1,160	16,588
Tarragon Corp.(1)	1,540	28,582
Thomas Properties Group Inc.	2,400	31,224

		243,425
REAL ESTATE INVESTMENT TRUSTS—4.64%
Acadia Realty Trust	3,440	61,886
Affordable Residential Communities Inc.	3,740	37,811
American Campus Communities Inc.	2,480	59,570
Amerivest Properties Inc.	5,400	21,870
Anworth Mortgage Asset Corp.	5,899	48,785
Arbor Realty Trust Inc.	1,940	54,514
Ashford Hospitality Trust Inc.	5,320	57,243
Associated Estates Realty Corp.	8,420	82,516
Bedford Property Investors Inc.	2,820	67,229
Bimini Mortgage Management Inc. Class A	5,780	65,314
Boykin Lodging Co.(1)	3,140	38,999
Capital Lease Funding Inc.	7,260	75,141
Capital Trust Inc. Class A	2,420	77,827
Capstead Mortgage Corp.(2)	3,840	26,534
Cedar Shopping Centers Inc.(2)	5,380	77,849
Correctional Properties Trust	2,880	84,701
CRIIMI MAE Inc.(1)	2,840	48,876
Education Realty Trust Inc.	3,680	61,456

Extra Space Storage Inc.	4,500	69,210
First Potomac Realty Trust	2,940	75,558
Gladstone Commercial Corp.	3,280	54,776
GMH Communities Trust	3,820	56,039
Gramercy Capital Corp.	1,900	45,524
Hanover Capital Mortgage Holdings Inc.	4,100	29,971
Hersha Hospitality Trust	8,000	79,440
Highland Hospitality Corp.	7,300	74,898
HomeBanc Corp.	7,740	59,753
LTC Properties Inc.	3,000	63,600
Luminent Mortgage Capital Inc.	5,160	38,958
MHI Hospitality Corp.	2,820	26,762
Monmouth Real Estate Investment Corp. Class A(2)	4,800	39,312
MortgageIT Holdings Inc.	2,740	38,963
One Liberty Properties Inc.	5,400	107,514
Ramco-Gershenson Properties Trust(2)	2,360	68,888
Sizeler Property Investors Inc.	4,300	52,202
Strategic Hotel Capital Inc.	3,979	72,656
Sunset Financial Resources Inc.	4,020	32,361
Town & Country Trust (The)(2)	3,280	95,186
Universal Health Realty Income Trust	2,060	68,495
Winston Hotels Inc.	6,100	61,000

		2,359,187
RETAIL—4.03%
America’s Car-Mart Inc.(1)	2,060	36,956
Asbury Automotive Group Inc.(1)	2,260	38,488
BJ’s Restaurants Inc.(1)	2,200	44,946
Blair Corp.(2)	1,620	59,762
Bombay Co. Inc. (The)(1)	5,680	25,049
Bon-Ton Stores Inc. (The)	2,200	42,724
Books-A-Million Inc.	2,280	20,520
Brookstone Inc.(1)	3,020	60,219
Buca Inc.(1)	2,920	17,724
Buffalo Wild Wings Inc.(1)	1,260	33,390
Cache Inc.(1)	1,980	30,155
California Pizza Kitchen Inc.(1)(2)	2,659	77,749
Cash America International Inc.	4,120	85,490
Casual Male Retail Group Inc.(1)(2)	4,640	31,923
Champps Entertainment Inc.(1)	2,860	19,791
Charlotte Russe Holding Inc.(1)	1,920	25,574
Checkers Drive-in Restaurants Inc.(1)	2,160	33,005
Conn’s Inc.(1)	880	24,394
Cosi Inc.(1)	4,960	48,707
Cost Plus Inc.(1)(2)	3,121	56,646
Dave & Buster’s Inc.(1)(2)	2,900	38,715
Denny’s Corp.(1)	12,460	51,709
Design Within Reach Inc.(1)	3,020	27,271
Excelligence Learning Corp.(1)	2,040	13,525
EzCorp. Inc.(1)	1,740	27,944
Famous Dave’s of America Inc.(1)	1,900	22,648
Finlay Enterprises Inc.(1)	2,100	19,005
First Cash Inc.(1)	1,760	46,323
Fox & Hound Restaurant Group(1)	1,860	18,935
Friendly Ice Cream Corp.(1)(2)	1,440	13,018
GTSI Corp.(1)(2)	2,700	19,845
Hancock Fabrics Inc.	5,200	34,996
Hastings Entertainment Inc.(1)	3,120	18,158
Haverty Furniture Companies Inc.	3,720	45,496
Jill (J.) Group Inc. (The)(1)	2,700	42,714
Joseph A. Bank Clothiers Inc.(1)	1,819	78,617
Krispy Kreme Doughnuts Inc.(1)	6,220	38,937

Lithia Motors Inc. Class A(2)	2,120	61,438
Luby’s Inc.(1)	3,520	45,971
MarineMax Inc.(1)	1,740	44,353
Movado Group Inc.	3,380	63,274
O’Charley’s Inc.(1)	3,680	52,661
Party City Corp.(1)	2,460	41,623
RedEnvelope Inc.(1)	1,480	15,303
Restoration Hardware Inc.(1)	4,380	27,682
Retail Ventures Inc.(1)(2)	2,020	22,180
Rubio’s Restaraunts Inc.(1)	2,100	19,509
Rush Enterprises Inc. Class A(1)	3,000	45,840
Sharper Image Corp.(1)(2)	1,840	23,184
Shoe Carnival Inc.(1)	1,280	20,365
Smart & Final Inc.(1)	2,120	27,433
Smith & Wollensky Restaurant Group Inc.(1)	4,400	28,160
The Sportsman’s Guide Inc.(1)	1,540	42,042
Trans World Entertainment Corp.(1)	3,560	28,088
West Marine Inc.(1)(2)	1,820	26,900
Wet Seal Inc. Class A(1)(2)	4,800	21,600
Wilsons The Leather Experts Inc.(1)	3,320	20,252

		2,048,926
SAVINGS & LOANS—2.54%
Abington Community Bancorp Inc.	1,960	24,559
Berkshire Hills Bancorp Inc.	1,680	57,120
BFC Financial Corp. Class A(1)	6,640	46,347
CFS Bancorp Inc.	4,440	59,496
Citizens First Bancorp Inc.	2,680	57,191
First Financial Holdings Inc.	1,740	53,453
First Place Financial Corp.	2,220	49,217
Flushing Financial Corp.	2,500	40,925
Franklin Bank Corp. (Texas)(1)	4,820	77,843
Horizon Financial Corp.	2,020	44,440
ITLA Capital Corp.(1)	740	38,843
KNBT Bancorp Inc.	7,080	110,236
OceanFirst Financial Corp.	1,580	38,141
Partners Trust Financial Group Inc.(2)	6,560	75,571
PennFed Financial Services Inc.	1,640	29,979
Provident New York Bancorp	8,440	98,495
Sound Federal Bancorp Inc.	2,620	43,780
Synergy Financial Group Inc.	4,000	49,280
TierOne Corp.	3,860	101,557
United Community Financial Corp.(2)	4,600	51,612
Willow Grove Bancorp Inc.	3,480	54,497
WSFS Financial Corp.	1,480	87,157

		1,289,739
SEMICONDUCTORS—3.45%
Actel Corp.(1)	3,360	48,586
ADE Corp.(1)	1,420	31,922
Asyst Technologies Inc.(1)	6,520	30,383
August Technology Corp.(1)	3,100	33,077
Bookham Inc.(1)(2)	4,460	21,765
Cascade Microtech Inc.(1)	1,140	15,344
CEVA Inc.(1)(2)	3,720	19,270
Cirrus Logic Inc.(1)	12,040	91,384
Cohu Inc.	2,941	69,555
Diodes Inc.(1)(2)	1,199	43,476
Electroglas Inc.(1)	3,040	10,275
EMCORE Corp.(1)	5,980	36,598
ESS Technology Inc.(1)	5,000	17,750
FSI International Inc.(1)	4,480	18,861
Helix Technology Corp.	3,580	52,805

Integrated Silicon Solution Inc.(1)(2)	4,440	37,296
IXYS Corp.(1)	3,040	32,102
Kopin Corp.(1)	9,100	63,245
Kulicke & Soffa Industries Inc.(1)	6,641	48,147
Lattice Semiconductor Corp.(1)	16,801	71,908
Leadis Technology Inc.(1)	3,080	21,098
LTX Corp.(1)	8,000	33,760
Mattson Technology Inc.(1)	5,320	39,953
Microtune Inc.(1)	6,580	40,993
Mindspeed Technologies Inc.(1)	15,140	36,487
MIPS Technologies Inc. Class A(1)(2)	6,120	41,800
Monolithic Power Systems Inc.(1)	2,680	22,753
Nanometrics Inc.(1)	2,140	25,038
NetLogic Microsystems Inc.(1)	1,320	28,499
Pericom Semiconductor Corp.(1)	3,960	35,006
Pixelworks Inc.(1)	5,740	37,827
PLX Technology Inc.(1)	3,240	27,022
PortalPlayer Inc.(1)(2)	2,120	58,152
QuickLogic Corp.(1)	3,540	12,461
Rudolph Technologies Inc.(1)(2)	2,200	29,634
Standard Microsystems Corp.(1)	2,659	79,531
Supertex Inc.(1)	1,280	38,387
Therma-Wave Inc.(1)	6,520	11,671
TranSwitch Corp.(1)(2)	18,903	32,513
TriQuint Semiconductor Inc.(1)	20,539	72,297
Ultratech Inc.(1)(2)	3,100	48,329
Veeco Instruments Inc.(1)	3,439	55,161
Virage Logic Corp.(1)(2)	2,440	18,910
Volterra Semiconductor Corp.(1)(2)	2,040	25,031
Zoran Corp.(1)	6,160	88,088

		1,754,150
SOFTWARE—4.10%
Actuate Corp.(1)	8,680	21,960
Altiris Inc.(1)	2,820	43,118
American Software Inc. Class A	3,520	19,712
AMICAS Inc.(1)	7,800	42,120
Aspen Technology Inc.(1)	6,540	40,875
Atari Inc.(1)	8,100	11,664
AuthentiDate Holding Corp.(1)	5,000	12,600
Blackboard Inc.(1)	2,400	60,024
Borland Software Corp.(1)	10,859	63,199
Bottomline Technologies Inc.(1)	2,240	33,802
Captaris Inc.(1)	4,340	16,318
CCC Information Services Group Inc.(1)	1,580	41,285
Computer Programs & Systems Inc.	1,320	45,593
Concur Technologies Inc.(1)	4,340	53,686
Concurrent Computer Corp.(1)	9,620	16,258
Convera Corp.(1)(2)	2,240	31,584
DataTRAK International Inc.(1)	1,462	16,389
Digi International Inc.(1)	3,820	40,989
Emageon Inc.(1)	2,500	33,900
Embarcadero Technologies Inc.(1)(2)	2,820	19,007
EPIQ Systems Inc.(1)(2)	2,180	47,568
FalconStor Software Inc.(1)(2)	3,160	19,150
Indus International Inc.(1)	8,440	22,535
Infocrossing Inc.(1)(2)	3,340	30,695
InPhonic Inc.(1)(2)	2,360	32,450
Intellisync Corp.(1)	10,720	47,597
InterVideo Inc.(1)	1,940	19,458
INVESTools Inc.(1)	6,400	27,200
JDA Software Group Inc.(1)	3,700	56,166
Majesco Holdings Inc.(1)(2)	3,820	5,081

Manugistics Group Inc.(1)(2)	7,860	15,484
MapInfo Corp.(1)	3,440	42,140
MetaSolv Inc.(1)	6,280	20,536
Micromuse Inc.(1)	11,099	87,460
Moldflow Corp.(1)(2)	1,220	19,422
MRO Software Inc.(1)	3,000	50,520
Omnicell Inc.(1)	4,200	40,866
Open Solutions Inc.(1)	2,500	54,550
Packeteer Inc.(1)	4,280	53,714
PalmSource Inc.(1)	3,540	63,897
PDF Solutions Inc.(1)(2)	2,780	46,148
Peerless Systems Corp.(1)	3,940	23,640
Phase Forward Inc.(1)	4,160	45,469
Phoenix Technologies Ltd.(1)	4,540	34,186
PLATO Learning Inc.(1)	5,080	38,659
ScanSoft Inc.(1)(2)	15,704	83,702
SeaChange International Inc.(1)	3,720	23,659
Smith Micro Software Inc.(1)	2,960	19,862
SPSS Inc.(1)	2,620	62,880
Trident Microsystems Inc.(1)(2)	3,640	115,788
Ulticom Inc.(1)	1,600	17,648
Ultimate Software Group Inc.(1)(2)	3,420	62,996
VA Software Corp.(1)(2)	8,740	13,110
Witness Systems Inc.(1)(2)	3,560	74,368

		2,082,687
TELECOMMUNICATIONS—4.23%
Adaptec Inc.(1)	15,680	60,054
Airspan Networks Inc.(1)	7,300	36,719
Alaska Communications Systems Group Inc.(2)	2,940	33,634
Anaren Inc.(1)	1,940	27,354
Applied Signal Technology Inc.(2)	1,960	37,397
Atheros Communications Inc.(1)	4,160	40,602
Avanex Corp.(1)(2)	17,880	17,344
Avici Systems Inc.(1)	2,920	13,286
Aware Inc.(1)	2,680	14,928
Broadwing Corp.(1)(2)	8,940	44,611
CalAmp Corp.(1)	4,240	34,344
Carrier Access Corp.(1)	2,800	15,456
C-COR Inc.(1)	6,940	46,845
Channell Commercial Corp.(1)	1,980	18,712
CT Communications Inc.	2,660	32,904
D&E Communications Inc.	2,900	26,303
Ditech Communications Corp.(1)	4,560	30,734
Dobson Communications Corp. Class A(1)(2)	15,020	115,354
EFJ Inc.(1)	3,140	32,311
8X8 Inc.(1)(2)	14,360	29,151
EMS Technologies Inc.(1)	1,460	23,900
Endwave Corp.(1)(2)	840	10,836
Essex Corp.(1)	2,400	52,008
Finisar Corp.(1)(2)	28,500	39,045
Fusion Telecommunications International Inc.(1)	3,240	11,988
General Communication Inc. Class A(1)	7,760	76,824
Glenayre Technologies Inc.(1)	10,360	37,192
Globecomm Systems Inc.(1)	3,520	27,632
GlobeTel Communications Corp.(1)(2)	12,720	18,444
Harmonic Inc.(1)	9,360	54,475
Hickory Tech Corp.	4,020	35,376
Hypercom Corp.(1)	7,580	49,422
I.D. Systems Inc.(1)	1,100	21,813
Intrado Inc.(1)	2,740	49,402
KVH Industries Inc.(1)	3,900	38,025
Lantronix Inc.(1)	10,580	14,600

LCC International Inc. Class A(1)(2)	5,520	13,800
MasTec Inc.(1)	3,960	43,164
Mpower Holding Corp.(1)	14,320	19,905
MRV Communications Inc.(1)(2)	16,120	34,336
Network Equipment Technologies Inc.(1)(2)	3,900	17,979
NMS Communications Corp.(1)	8,420	31,154
North Pittsburgh Systems Inc.	1,940	39,595
Novatel Wireless Inc.(1)(2)	3,420	49,487
Oplink Communications Inc.(1)	13,300	20,216
ParkerVision Inc.(1)(2)	2,560	16,102
Performance Technologies Inc.(1)	2,580	18,447
Powerwave Technologies Inc.(1)	1	11
Radyne Corp.(1)	2,220	23,554
REMEC Inc.	4,940	6,126
Somera Communications Inc.(1)	11,420	11,420
SpectraLink Corp.	3,740	47,685
Stratex Networks Inc.(1)	15,360	39,936
Stratos International Inc.(1)	3,340	19,506
SunCom Wireless Holdings Inc. Class A(1)	6,480	22,291
SureWest Communications	2,560	73,421
Symmetricom Inc.(1)	6,240	48,298
TALK America Holdings Inc.(1)	4,620	43,567
Telkonet Inc.(1)(2)	6,080	23,834
Terayon Communication Systems Inc.(1)	11,840	46,176
Tollgrade Communications Inc.(1)	1,800	15,228
Tut Systems Inc.(1)	3,980	12,816
Westell Technologies Inc. Class A(1)(2)	9,420	34,289
Wireless Facilities Inc.(1)	8,520	49,416
Yak Communications Inc.(1)	3,140	13,785
Zhone Technologies Inc.(1)	17,899	46,716

		2,151,285
TEXTILES—0.21%
Angelica Corp.	1,100	19,635
Dixie Group Inc.(1)	2,620	41,763
Forward Industries Inc.(1)(2)	720	16,898
Innovo Group Inc.(1)	8,480	16,706
Quaker Fabric Corp.(1)(2)	4,220	11,689

		106,691
TOYS, GAMES & HOBBIES—0.25%
Action Performance Companies Inc.	2,760	34,500
Department 56 Inc.(1)	2,640	33,000
Topps Co. (The)	7,380	60,590

		128,090
TRANSPORTATION—1.10%
ABX Air Inc.(1)	8,439	69,200
Celadon Group Inc.(1)	1,880	41,924
Covenant Transport Inc. Class A(1)	2,020	24,442
Dynamex Inc.(1)	1,960	30,654
Frozen Food Express Industries Inc.(1)	3,140	32,939
GulfMark Offshore Inc.(1)	2,000	64,540
Kitty Hawk Inc.(1)	14,660	15,393
Maritrans Inc.	1,420	45,440
Marten Transport Ltd.(1)	1,400	35,420
RailAmerica Inc.(1)	6,680	79,492
SCS Transportation Inc.(1)	2,520	39,589
U.S. Xpress Enterprises Inc. Class A(1)	1,680	19,589
Universal Truckload Services Inc.(1)	2,140	39,761
USA Truck Inc.(1)	820	20,746

		559,129

TRUCKING & LEASING—0.07%
Greenbrier Companies Inc. (The)(2)	1,100	36,564

		36,564
WATER—0.68%
American States Water Co.	3,720	124,471
Connecticut Water Service Inc.	2,020	49,934
Middlesex Water Co.	2,300	51,635
SJW Corp.	760	36,693
Southwest Water Co.(2)	5,720	82,940

		345,673

TOTAL COMMON STOCKS (Cost: $50,377,521)		50,795,752

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.06%
CERTIFICATES OF DEPOSIT(3)—0.29%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$5,790	5,790
Bank of Nova Scotia
3.63%, 01/03/06	4,632	4,632
Credit Suisse First Boston
3.67%, 05/09/06	11,580	11,580
Danske Bank
3.70%, 10/17/05	11,580	11,580
Dexia Credit Local
3.78%, 08/30/06	5,790	5,789
Fortis Bank NY
3.83% - 3.84%, 01/25/06	17,371	17,370
HBOS Treasury Services PLC
3.39%, 12/14/05	6,948	6,948
HSBC Bank USA N.A.
3.72%, 08/03/06	5,790	5,792
Nordea Bank PLC
3.63%, 10/02/06	6,948	6,947
Royal Bank of Scotland
3.78%, 06/27/06	5,790	5,790
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	17,950	17,947
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	31,846	31,847
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	9,264	9,264
Wells Fargo Bank N.A.
3.73%, 10/06/05	6,369	6,369

		147,645
COMMERCIAL PAPER(3)—2.00%
Alpine Securitization Corp.
3.72%, 10/19/05	23,161	23,126
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	114,026	113,751
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	38,702	38,612
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	40,532	40,514

Barton Capital Corp.
3.74%, 10/14/05	17,371	17,351
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	23,161	23,161
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	13,813	13,763
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	40,654	40,606
Cantabric Finance LLC
3.73%, 10/31/05	4,452	4,439
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	6,588	6,579
Chesham Finance LLC
3.68%, 10/11/05	11,580	11,571
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	8,728	8,712
CRC Funding LLC
3.78%, 10/24/05	6,369	6,355
Dorada Finance Inc.
3.76%, 01/26/06	1,158	1,144
Fairway Finance LLC
3.75%, 10/20/05	4,632	4,632
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	10,387	10,380
Ford Credit Auto Receivables
3.77%, 10/17/05	10,075	10,060
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	55,501	55,373
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	57,187	57,124
General Electric Capital Corp.
3.72%, 10/14/05	57,902	57,837
Georgetown Funding Co. LLC
3.82%, 11/02/05	22,632	22,560
Giro Funding Corp.
3.66%, 10/06/05	5,790	5,788
Grampian Funding LLC
3.84%, 01/31/06	11,580	11,432
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	5,790	5,790
HSBC PLC
3.88%, 02/03/06	3,474	3,428
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	17,316	17,300
Landale Funding LLC
3.74%, 10/17/05	23,161	23,127
Leafs LLC
3.80%, 01/20/06 - 02/21/06(4)	12,158	12,158
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	12,192	12,181
Lockhart Funding LLC
3.71%, 10/13/05	4,824	4,819
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	22,003	21,970
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	20,666	20,643
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	32,425	32,348
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	22,081	22,028
Prudential Funding LLC
3.71%, 10/13/05	11,580	11,569
Ranger Funding Co. LLC
3.67%, 10/04/05	6,386	6,385

Santander Central Hispano Finance Inc.
3.91%, 02/17/06	11,580	11,408
Sedna Finance Inc.
3.92%, 02/21/06	2,895	2,851
Societe Generale
3.77%, 10/07/05	15,014	15,008
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	47,402	47,351
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	28,727	28,690
Three Pillars Funding Corp.
3.65%, 10/03/05	6,948	6,948
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	16,847	16,803
Tulip Funding Corp.
3.79%, 12/01/05	5,211	5,179
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	86,853	86,832
Windmill Funding Corp.
3.78%, 10/25/05	7,527	7,510
Yorktown Capital LLC
3.75%, 10/20/05	9,843	9,826

		1,017,022
LOAN PARTICIPATIONS(3)—0.01%
Army & Air Force Exchange Service
3.67%, 10/03/05	5,790	5,790

		5,790
MEDIUM-TERM NOTES(3)—0.04%
Dorada Finance Inc.
3.93%, 07/07/06(4)	3,590	3,590
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06(4)	18,529	18,527

		22,117
MONEY MARKET FUNDS—0.23%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78%(5)(6)	114,728	114,728

		114,728
REPURCHASE AGREEMENTS(3)—1.26%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $364,902 and effective yields of 3.75% - 3.88%.(7)	$364,785	364,785
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $275,125 and an effective yield of 3.90%.(7)	275,036	275,036

		639,821
TIME DEPOSITS(3)—0.13%
Chase Bank USA N.A.
3.88%, 10/03/05	12,614	12,614
Lloyds TSB Bank PLC
3.90%, 10/03/05	11,580	11,580
Rabobank Nederland NV
3.89%, 10/03/05	40,532	40,532

		64,726

VARIABLE & FLOATING RATE NOTES(3)—2.10%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06(4)	21,540	21,540
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	39,953	39,952
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	19,108	19,108
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	26,056	26,058
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06(4)	35,320	35,346
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06(4)	7,527	7,527
Bank of America N.A.
3.81%, 08/10/06	57,902	57,902
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06(4)	39,837	39,836
BMW US Capital LLC
3.74%, 09/15/06(4)	11,580	11,580
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	22,003	22,002
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06(4)	31,151	31,151
Commodore CDO Ltd.
3.91%, 06/13/06(4)	2,895	2,895
Credit Suisse First Boston
3.77%, 07/19/06	28,951	28,951
DEPFA Bank PLC
3.88%, 09/15/06	11,580	11,580
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06(4)	18,413	18,414
Eli Lilly Services Inc.
3.66%, 09/01/06(4)	11,580	11,580
Fairway Finance LLC
3.78%, 01/20/06	5,790	5,790
Fifth Third Bancorp
3.79%, 09/22/06(4)	23,161	23,161
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06(4)	8,106	8,107
General Electric Capital Corp.
3.80%, 10/06/06	5,211	5,216
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	2,895	2,895
Hartford Life Global Funding Trust
3.76%, 08/15/06	11,580	11,580
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06(4)	34,741	34,740
HSBC Bank USA N.A.
3.95%, 05/04/06	4,053	4,055
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06(4)	33,583	33,583
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06(4)	45,164	45,168
Lothian Mortgages PLC
3.82%, 01/24/06	11,580	11,580
Marshall & Ilsley Bank
3.90%, 02/20/06	11,580	11,586
Metropolitan Life Global Funding I

3.67% - 4.01%, 08/28/06 - 10/06/06(4)	23,161	23,171
Natexis Banques Populaires
3.80%, 10/16/06(4)	8,685	8,685
National City Bank (Ohio)
3.62%, 01/06/06	5,790	5,790
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06(4)	42,848	42,851
Nordea Bank AB
3.71%, 08/11/06(4)	20,266	20,266
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06(4)	37,057	37,058
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06(4)	31,499	31,499
Principal Life Income Funding Trusts
3.74%, 05/10/06	8,685	8,686
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	38,650	38,642
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06(4)	9,843	9,843
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06(4)	51,649	51,649
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06(4)	11,580	11,580
Strips III LLC
3.88%, 07/24/06(4)(8)	3,329	3,329
SunTrust Bank
3.63%, 04/28/06	17,371	17,371
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06(4)	25,824	25,823
Toyota Motor Credit Corp.
3.87%, 04/10/06	5,211	5,211
Unicredito Italiano SpA
3.80%, 06/14/06	15,055	15,051
Union Hamilton Special Funding LLC
4.00%, 03/28/06	11,580	11,580
US Bank N.A.
3.77%, 09/29/06	5,211	5,210
Wachovia Asset Securitization Inc.
3.82%, 10/25/05(4)	26,745	26,745
Wells Fargo & Co.
3.76%, 09/15/06(4)	5,790	5,791
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06(4)	26,056	26,054
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06(4)	29,646	29,646
Winston Funding Ltd.
3.71%, 10/23/05(4)	8,268	8,268
World Savings Bank
3.69%, 03/09/06	17,371	17,370

		1,070,052

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,081,901)		3,081,901

TOTAL INVESTMENTS IN SECURITIES — 105.94% (Cost: $53,459,422)		53,877,653
Other Assets, Less Liabilities — (5.94)%		(3,019,831)

NET ASSETS — 100.00%		$50,857,822

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—100.03%
ADVERTISING—0.44%
Donnelley (R.H.) Corp.(1)	10,787	$682,386
Getty Images Inc.(1)	19,898	1,712,024
Harte-Hanks Inc.	23,093	610,348
Interpublic Group of Companies Inc.(1)	172,845	2,011,916
Lamar Advertising Co.(1)	34,324	1,556,937

		6,573,611
AEROSPACE & DEFENSE—0.72%
Alliant Techsystems Inc.(1)(2)	15,145	1,130,574
Goodrich (B.F.) Co.	49,270	2,184,632
L-3 Communications Holdings Inc.	48,582	3,841,379
Rockwell Collins Inc.	72,940	3,524,461

		10,681,046
AGRICULTURE—0.90%
Archer-Daniels-Midland Co.	268,695	6,626,019
Loews Corp. - Carolina Group	27,802	1,101,793
Reynolds American Inc.	34,941	2,900,802
UST Inc.	67,588	2,829,234

		13,457,848
AIRLINES—0.41%
AMR Corp.(1)(2)	66,273	740,932
JetBlue Airways Corp.(1)(2)	38,225	672,760
Southwest Airlines Co.	321,231	4,770,280

		6,183,972
APPAREL—0.94%
Coach Inc.(1)	154,370	4,841,043
Columbia Sportswear Co.(1)(2)	6,091	282,622
Jones Apparel Group Inc.	49,295	1,404,907
Liz Claiborne Inc.	44,681	1,756,857
Polo Ralph Lauren Corp.	22,602	1,136,881
Quiksilver Inc.(1)	48,123	695,377
Reebok International Ltd.	19,821	1,121,274
Timberland Co. Class A(1)	21,444	724,378
VF Corp.	35,727	2,071,094

		14,034,433
AUTO MANUFACTURERS—0.47%
Navistar International Corp.(1)	25,487	826,543
Oshkosh Truck Corp.	29,738	1,283,492
PACCAR Inc.	71,162	4,831,188

		6,941,223
AUTO PARTS & EQUIPMENT—0.76%
Autoliv Inc.	37,373	1,625,725
BorgWarner Inc.	23,085	1,303,379

Dana Corp.(2)	61,701	580,606
Delphi Corp.	196,768	543,080
Goodyear Tire & Rubber Co. (The)(1)(2)	63,499	989,949
Johnson Controls Inc.	78,608	4,877,626
Lear Corp.	27,453	932,578
TRW Automotive Holdings Corp.(1)	17,646	517,734

		11,370,677
BANKS—5.21%
AmSouth Bancorp	144,500	3,650,070
Associated Bancorp	53,028	1,616,293
Bank of Hawaii Corp.	21,489	1,057,689
BOK Financial Corp.	9,277	446,873
City National Corp.	16,906	1,184,942
Colonial BancGroup Inc. (The)	63,483	1,422,019
Comerica Inc.	69,102	4,070,108
Commerce Bancorp Inc.(2)	66,252	2,033,274
Commerce Bancshares Inc.(2)	24,519	1,262,238
Compass Bancshares Inc.	50,657	2,321,610
Cullen/Frost Bankers Inc.	21,210	1,046,501
East West Bancorp Inc.(2)	21,487	731,417
First Horizon National Corp.	50,735	1,844,217
FirstMerit Corp.	34,338	919,915
Fulton Financial Corp.(2)	64,889	1,086,891
Hibernia Corp. Class A	64,133	1,926,555
Huntington Bancshares Inc.	95,137	2,137,728
International Bancshares Corp.	18,764	557,291
Investors Financial Services Corp.(2)	27,324	898,960
KeyCorp	166,867	5,381,461
M&T Bank Corp.	31,275	3,306,080
Marshall & Ilsley Corp.	93,728	4,078,105
Mellon Financial Corp.	173,223	5,537,939
Mercantile Bankshares Corp.	32,489	1,750,507
North Fork Bancorp Inc.	195,493	4,985,072
Northern Trust Corp.(2)	80,554	4,072,005
Popular Inc.	109,154	2,643,710
Sky Financial Group Inc.(2)	39,169	1,101,041
South Financial Group Inc. (The)	29,531	792,612
Synovus Financial Corp.	127,368	3,530,641
TCF Financial Corp.	55,281	1,478,767
TD Banknorth Inc.	31,542	950,676
UnionBanCal Corp.	23,126	1,612,345
Valley National Bancorp(2)	44,365	1,015,959
Webster Financial Corp.	21,990	988,670
Whitney Holding Corp.	25,842	698,768
Wilmington Trust Corp.	27,620	1,006,749
Zions Bancorporation	36,661	2,610,630

		77,756,328
BEVERAGES—0.62%
Brown-Forman Corp. Class B	22,897	1,363,287
Coca-Cola Enterprises Inc.	123,260	2,403,570
Constellation Brands Inc.(1)	78,274	2,035,124
Molson Coors Brewing Co. Class B	19,193	1,228,544
Pepsi Bottling Group Inc.	56,965	1,626,351
PepsiAmericas Inc.	27,955	635,417

		9,292,293
BIOTECHNOLOGY—1.49%
Affymetrix Inc.(1)	25,901	1,197,403
Biogen Idec Inc.(1)	141,062	5,569,128
Celgene Corp.(1)	68,303	3,710,219
Charles River Laboratories International Inc.(1)	29,385	1,281,774

Chiron Corp.(1)(2)	44,133	1,925,081
Invitrogen Corp.(1)	20,037	1,507,384
MedImmune Inc.(1)	101,438	3,413,389
Millennium Pharmaceuticals Inc.(1)(2)	125,698	1,172,762
Millipore Corp.(1)	20,411	1,283,648
Protein Design Labs Inc.(1)	43,325	1,213,100

		22,273,888
BUILDING MATERIALS—0.76%
American Standard Companies Inc.	76,633	3,567,266
Florida Rock Industries Inc.(2)	19,137	1,226,491
Lafarge North America Inc.	13,956	943,565
Martin Marietta Materials Inc.	19,048	1,494,506
USG Corp.(1)	15,121	1,039,115
Vulcan Materials Co.	41,743	3,097,748

		11,368,691
CHEMICALS—2.08%
Airgas Inc.	25,485	755,121
Albemarle Corp.	15,028	566,556
Ashland Inc.	26,593	1,468,997
Cabot Corp.(2)	25,857	853,540
Celanese Corp. Class A	20,385	351,641
Chemtura Corp.	95,301	1,183,638
Cytec Industries Inc.(2)	16,509	716,160
Eastman Chemical Co.	32,838	1,542,401
Ecolab Inc.	74,837	2,389,545
Engelhard Corp.	49,377	1,378,112
FMC Corp.(1)	15,415	882,046
Huntsman Corp.(1)	24,598	480,891
International Flavors & Fragrances Inc.	38,493	1,371,891
Lubrizol Corp.	27,697	1,200,111
Lyondell Chemical Co.	81,462	2,331,442
Mosaic Co. (The)(1)	52,708	844,382
PPG Industries Inc.	70,273	4,159,459
Rohm & Haas Co.	65,672	2,701,089
RPM International Inc.(2)	48,255	887,892
Sherwin-Williams Co. (The)	47,509	2,093,722
Sigma-Aldrich Corp.	28,148	1,803,161
Valhi Inc.	3,907	70,248
Valspar Corp. (The)(2)	41,796	934,559

		30,966,604
COAL—0.72%
Arch Coal Inc.(2)	25,906	1,748,655
CONSOL Energy Inc.	37,324	2,846,701
Massey Energy Co.(2)	31,371	1,602,117
Peabody Energy Corp.	53,528	4,515,087

		10,712,560
COMMERCIAL SERVICES—3.22%
ADESA Inc.	36,673	810,473
Alliance Data Systems Corp.(1)(2)	34,072	1,333,919
ARAMARK Corp. Class B	29,440	786,342
Block(H & R) Inc.	135,320	3,244,974
Career Education Corp.(1)(2)	41,980	1,492,809
ChoicePoint Inc.(1)	36,870	1,591,678
Convergys Corp.(1)	58,409	839,337
Corporate Executive Board Co. (The)	16,904	1,318,174
Deluxe Corp.	20,748	833,240
Donnelley (R.R.) & Sons Co.	87,332	3,237,397
Education Management Corp.(1)	30,395	979,935
Equifax Inc.	53,057	1,853,812

Hewitt Associates Inc. Class A(1)	15,684	427,860
Interactive Data Corp.	14,991	339,546
Iron Mountain Inc.(1)(2)	44,752	1,642,398
ITT Educational Services Inc.(1)(2)	18,881	931,777
Laureate Education Inc.(1)(2)	20,204	989,390
Manpower Inc.	36,816	1,634,262
McKesson Corp.	122,783	5,826,053
Moody’s Corp.	103,095	5,266,093
Paychex Inc.	135,859	5,037,652
Pharmaceutical Product Development Inc.(1)	19,764	1,136,628
Rent-A-Center Inc.(1)	30,544	589,805
Robert Half International Inc.	70,220	2,499,130
Service Corp. International	126,767	1,050,898
ServiceMaster Co. (The)	118,963	1,610,759
Weight Watchers International Inc.(1)(2)	15,819	815,944

		48,120,285
COMPUTERS—2.94%
Affiliated Computer Services Inc. Class A(1)	49,050	2,678,130
BISYS Group Inc. (The)(1)	49,277	661,790
CACI International Inc. Class A(1)	12,307	745,804
Cadence Design Systems Inc.(1)	112,932	1,824,981
Ceridian Corp.(1)	61,186	1,269,609
Cognizant Technology Solutions Corp.(1)	55,345	2,578,524
Computer Sciences Corp.(1)	78,236	3,701,345
Diebold Inc.	29,166	1,005,060
DST Systems Inc.(1)(2)	30,185	1,655,044
Electronic Data Systems Corp.	212,397	4,766,189
Lexmark International Inc.(1)	50,602	3,089,252
National Instruments Corp.(2)	22,548	555,583
NCR Corp.(1)	76,521	2,441,785
Network Appliance Inc.(1)	149,899	3,558,602
Reynolds & Reynolds Co. (The) Class A	25,723	705,067
SanDisk Corp.(1)	74,063	3,573,540
SRA International Inc. Class A(1)	12,027	426,718
Sun Microsystems Inc.(1)	1,394,138	5,465,021
Synopsys Inc.(1)	59,304	1,120,846
Unisys Corp.(1)	138,595	920,271
Western Digital Corp.(1)	86,997	1,124,871

		43,868,032
COSMETICS & PERSONAL CARE—0.22%
Alberto-Culver Co.	30,455	1,362,861
Estee Lauder Companies Inc. Class A	55,636	1,937,802

		3,300,663
DISTRIBUTION & WHOLESALE—0.72%
CDW Corp.	25,394	1,496,214
Fastenal Co.(2)	25,521	1,559,078
Genuine Parts Co.	71,311	3,059,242
Grainger(W.W.) Inc.	31,573	1,986,573
Ingram Micro Inc. Class A(1)	52,705	977,151
SCP Pool Corp.(2)	21,569	753,405
Tech Data Corp.(1)	24,217	889,006

		10,720,669
DIVERSIFIED FINANCIAL SERVICES—3.03%
Affiliated Managers Group Inc.(1)	13,754	996,065
AmeriCredit Corp.(1)(2)	57,385	1,369,780
Ameritrade Holding Corp.(1)	98,205	2,109,443
Bear Stearns Companies Inc. (The)	46,529	5,106,558
BlackRock Inc.	8,071	715,252
CapitalSource Inc.(1)(2)	26,895	586,311

Chicago Mercantile Exchange Holdings Inc.	14,023	4,729,958
CIT Group Inc.	86,166	3,892,980
E*TRADE Financial Corp.(1)	150,605	2,650,648
Eaton Vance Corp.	54,428	1,350,903
Edwards (A.G.) Inc.	31,472	1,378,788
Federated Investors Inc. Class B	34,216	1,136,998
First Marblehead Corp. (The)(2)	10,582	268,783
Friedman, Billings, Ramsey Group Inc. Class A(2)	57,609	587,036
IndyMac Bancorp Inc.(2)	25,648	1,015,148
Instinet Group Inc.	53,402	265,408
Janus Capital Group Inc.(2)	92,713	1,339,703
Jefferies Group Inc.(2)	21,048	916,640
Legg Mason Inc.(2)	43,359	4,756,049
Nelnet Inc. Class A(1)	7,086	269,339
Nuveen Investments Inc. Class A	21,192	834,753
Providian Financial Corp.(1)	120,268	2,126,338
Raymond James Financial Inc.	25,932	832,936
Refco Inc.(1)	10,718	302,998
Student Loan Corp.	1,632	386,588
T. Rowe Price Group Inc.	53,310	3,481,143
Thornburg Mortgage Inc.(2)	41,314	1,035,329
Westcorp Inc.	9,840	579,576
WFS Financial Inc.	2,722	182,891

		45,204,342
ELECTRIC—6.37%
AES Corp. (The)(1)	267,382	4,393,086
Allegheny Energy Inc.(1)(2)	66,572	2,045,092
Alliant Energy Corp.	47,496	1,383,558
Ameren Corp.	80,196	4,289,684
American Electric Power Co. Inc.	157,178	6,239,966
CenterPoint Energy Inc.	126,309	1,878,215
Cinergy Corp.	81,195	3,605,870
CMS Energy Corp.(1)	89,411	1,470,811
Consolidated Edison Inc.(2)	99,512	4,831,308
Constellation Energy Group Inc.	72,671	4,476,534
DPL Inc.	51,698	1,437,204
DTE Energy Co.	71,311	3,270,322
Edison International	133,353	6,304,930
Energy East Corp.	60,195	1,516,312
Great Plains Energy Inc.(2)	30,509	912,524
Hawaiian Electric Industries Inc.(2)	33,172	924,835
MDU Resources Group Inc.(2)	48,397	1,725,353
Northeast Utilities	52,924	1,055,834
NRG Energy Inc.(1)(2)	35,573	1,515,410
NSTAR	43,599	1,260,883
OGE Energy Corp.	36,885	1,036,468
Pepco Holdings Inc.	77,159	1,795,490
PG&E Corp.	151,478	5,945,511
Pinnacle West Capital Corp.	40,198	1,771,928
PNM Resources Inc.	28,108	805,856
PPL Corp.	155,343	5,022,239
Progress Energy Inc.	101,797	4,555,416
Public Service Enterprise Group Inc.	97,709	6,288,551
Puget Energy Inc.	41,089	964,770
Reliant Energy Inc.(1)	122,984	1,898,873
SCANA Corp.	46,391	1,959,556
TECO Energy Inc.(2)	84,589	1,524,294
Westar Energy Inc.	35,579	858,521
Wisconsin Energy Corp.	47,816	1,908,815
WPS Resources Corp.(2)	15,526	897,403
Xcel Energy Inc.(2)	164,694	3,229,649

		95,001,071

ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
American Power Conversion Corp.	68,120	1,764,308
AMETEK Inc.	28,461	1,222,969
Energizer Holdings Inc.(1)	29,272	1,659,722
Hubbell Inc. Class B(2)	25,168	1,181,134
Molex Inc.	57,129	1,524,202

		7,352,335
ELECTRONICS—2.21%
Agilent Technologies Inc.(1)	201,026	6,583,601
Amphenol Corp. Class A	36,047	1,454,136
Applera Corp. - Applied Biosystems Group	80,803	1,877,862
Arrow Electronics Inc.(1)(2)	48,091	1,508,134
Avnet Inc.(1)(2)	59,126	1,445,631
AVX Corp.(2)	21,238	270,572
Dolby Laboratories Inc. Class A(1)	11,131	178,096
Fisher Scientific International Inc.(1)	49,181	3,051,681
FLIR Systems Inc.(1)(2)	25,068	741,511
Gentex Corp.	63,775	1,109,685
Jabil Circuit Inc.(1)	66,815	2,065,920
Mettler Toledo International Inc.(1)	17,547	894,546
PerkinElmer Inc.	53,021	1,080,038
Sanmina-SCI Corp.(1)	214,924	922,024
Solectron Corp.(1)	397,325	1,553,541
Symbol Technologies Inc.	99,397	962,163
Tektronix Inc.	34,400	867,912
Thermo Electron Corp.(1)	65,884	2,035,816
Thomas & Betts Corp.(1)	24,635	847,690
Trimble Navigation Ltd.(1)	21,679	730,366
Vishay Intertechnology Inc.(1)	68,884	823,164
Waters Corp.(1)	45,690	1,900,704

		32,904,793
ENGINEERING & CONSTRUCTION—0.26%
Fluor Corp.	35,391	2,278,473
Jacobs Engineering Group Inc.(1)(2)	23,444	1,580,126

		3,858,599
ENTERTAINMENT—0.59%
DreamWorks Animation SKG Inc. Class A(1)(2)	16,438	454,675
GTECH Holdings Corp.	46,963	1,505,634
International Game Technology Inc.	140,734	3,799,818
International Speedway Corp. Class A	14,383	754,676
Penn National Gaming Inc.(1)	27,708	861,996
Regal Entertainment Group Class A(2)	17,849	357,694
Scientific Games Corp. Class A(1)	24,533	760,523
Warner Music Group Corp.(1)	13,344	246,997

		8,742,013
ENVIRONMENTAL CONTROL—0.29%
Allied Waste Industries Inc.(1)	86,902	734,322
Nalco Holding Co.(1)	33,971	573,091
Republic Services Inc.	56,214	1,983,792
Stericycle Inc.(1)	18,078	1,033,158

		4,324,363
FOOD—2.94%
Albertson’s Inc.(2)	150,772	3,867,302
Campbell Soup Co.	94,349	2,806,883
ConAgra Foods Inc.	211,988	5,246,703
Dean Foods Co.(1)	61,631	2,394,981
Del Monte Foods Co.(1)	81,522	874,731

Heinz (H.J.) Co.	143,288	5,235,744
Hormel Foods Corp.	30,403	1,002,995
Kroger Co.(1)	298,286	6,141,709
McCormick & Co. Inc. NVS	55,263	1,803,232
Pilgrim’s Pride Corp.	6,205	225,862
Safeway Inc.	183,467	4,696,755
Smithfield Foods Inc.(1)	35,357	1,049,396
Smucker (J.M.) Co. (The)(2)	21,000	1,019,340
SUPERVALU Inc.	55,619	1,730,863
TreeHouse Foods Inc.(1)	12,286	330,248
Tyson Foods Inc. Class A	98,851	1,784,261
Whole Foods Market Inc.	26,748	3,596,269

		43,807,274
FOREST PRODUCTS & PAPER—0.93%
Georgia-Pacific Corp.	106,498	3,627,322
Louisiana-Pacific Corp.	45,300	1,254,357
MeadWestvaco Corp.	75,301	2,079,814
Plum Creek Timber Co. Inc.	75,201	2,850,870
Rayonier Inc.(2)	20,538	1,183,400
Smurfit-Stone Container Corp.(1)	103,727	1,074,612
Temple-Inland Inc.	45,745	1,868,683

		13,939,058
GAS—1.27%
AGL Resources Inc.	31,509	1,169,299
Atmos Energy Corp.	32,695	923,634
Energen Corp.	29,963	1,296,199
KeySpan Corp.	71,238	2,620,134
NiSource Inc.	111,130	2,694,902
ONEOK Inc.	41,679	1,417,920
Piedmont Natural Gas Co.	31,278	787,267
Sempra Energy	104,848	4,934,147
Southern Union Co.(1)	39,232	1,011,009
UGI Corp.	42,384	1,193,110
Vectren Corp.	31,247	885,852

		18,933,473
HAND & MACHINE TOOLS—0.34%
Black & Decker Corp.	32,716	2,685,656
Snap-On Inc.	23,741	857,525
Stanley Works (The)	33,836	1,579,464

		5,122,645
HEALTH CARE - PRODUCTS—2.13%
Advanced Medical Optics Inc.(1)(2)	26,584	1,008,863
Bard (C.R.) Inc.	42,968	2,837,177
Bausch & Lomb Inc.	21,882	1,765,440
Beckman Coulter Inc.	25,271	1,364,129
Biomet Inc.	103,112	3,579,018
Cooper Companies Inc.	17,944	1,374,690
Cytyc Corp.(1)	46,574	1,250,512
Dade Behring Holdings Inc.	36,184	1,326,505
DENTSPLY International Inc.	32,849	1,774,503
Edwards Lifesciences Corp.(1)(2)	24,343	1,081,073
Gen-Probe Inc.(1)	20,750	1,026,087
Henry Schein Inc.(1)	35,453	1,511,007
Hillenbrand Industries Inc.	22,596	1,063,142
IDEXX Laboratories Inc.(1)(2)	13,378	894,721
INAMED Corp.(1)	14,770	1,117,794
Kinetic Concepts Inc.(1)	19,653	1,116,290
Patterson Companies Inc.(1)	56,166	2,248,325
ResMed Inc.(1)(2)	14,262	1,135,968

Respironics Inc.(1)	29,267	1,234,482
TECHNE Corp.(1)(2)	15,710	895,156
Varian Medical Systems Inc.(1)	54,009	2,133,896

		31,738,778
HEALTH CARE - SERVICES—2.46%
AMERIGROUP Corp.(1)	20,878	399,187
Community Health Systems Inc.(1)	36,445	1,414,430
Covance Inc.(1)(2)	25,753	1,235,886
Coventry Health Care Inc.(1)	43,959	3,781,353
DaVita Inc.(1)	40,914	1,884,908
Health Management Associates Inc. Class A(2)	100,756	2,364,743
Health Net Inc.(1)	45,976	2,175,584
Humana Inc.(1)	66,260	3,172,529
Laboratory Corp. of America Holdings(1)	55,024	2,680,219
LifePoint Hospitals Inc.(1)	22,418	980,339
Lincare Holdings Inc.(1)	37,563	1,541,961
Manor Care Inc.(2)	32,414	1,245,022
PacifiCare Health Systems Inc.(1)	35,615	2,841,365
Quest Diagnostics Inc.	65,692	3,320,074
Renal Care Group Inc.(1)	27,789	1,314,975
Sierra Health Services Inc.(1)	10,184	701,372
Tenet Healthcare Corp.(1)(2)	191,519	2,150,758
Triad Hospitals Inc.(1)	34,917	1,580,693
Universal Health Services Inc. Class B(2)	19,876	946,694
WellChoice Inc.(1)	13,148	997,933

		36,730,025
HOLDING COMPANIES - DIVERSIFIED—0.10%
Leucadia National Corp.	33,164	1,429,368

		1,429,368
HOME BUILDERS—1.79%
Beazer Homes USA Inc.(2)	16,997	997,214
Centex Corp.	51,814	3,346,148
Horton (D.R.) Inc.	111,346	4,032,952
Hovnanian Enterprises Inc. Class A(1)(2)	13,772	705,126
KB Home(2)	33,106	2,423,359
Lennar Corp. Class A	54,795	3,274,549
M.D.C. Holdings Inc.	13,113	1,034,485
Meritage Homes Corp.(1)(2)	9,184	704,045
NVR Inc.(1)	2,203	1,949,545
Pulte Homes Inc.(2)	87,854	3,770,694
Ryland Group Inc.	19,250	1,317,085
Standard-Pacific Corp.	27,709	1,150,201
Toll Brothers Inc.(1)(2)	43,336	1,935,819

		26,641,222
HOME FURNISHINGS—0.33%
Harman International Industries Inc.	27,538	2,816,311
Tempur-Pedic International Inc.(1)(2)	17,558	207,887
Whirlpool Corp.(2)	24,935	1,889,325

		4,913,523
HOUSEHOLD PRODUCTS & WARES—0.94%
ACCO Brands Corp.(1)	16,532	466,533
American Greetings Corp. Class A	26,293	720,428
Avery Dennison Corp.(2)	45,152	2,365,513
Church & Dwight Co. Inc.(2)	25,968	959,258
Clorox Co. (The)	63,110	3,505,129
Fortune Brands Inc.	59,537	4,842,144
Scotts Miracle-Gro Co. (The) Class A	9,217	810,451
Spectrum Brands Inc.(1)(2)	15,135	356,429

		14,025,885

HOUSEWARES—0.21%
Newell Rubbermaid Inc.	112,527	2,548,737
Toro Co.	17,636	648,299

		3,197,036
INSURANCE—5.14%
Alleghany Corp.(1)	2,008	614,448
Allmerica Financial Corp.(1)	21,858	899,238
Ambac Financial Group Inc.	44,337	3,194,924
American Financial Group Inc.	19,236	652,677
American National Insurance Co.	3,243	386,306
AmerUs Group Co.	16,095	923,370
AON Corp.	130,102	4,173,672
Assurant Inc.	47,810	1,819,649
Berkley (W.R.) Corp.	44,147	1,742,924
Brown & Brown Inc.(2)	22,369	1,111,516
CIGNA Corp.	53,571	6,313,878
Cincinnati Financial Corp.	71,732	3,004,853
CNA Financial Corp.(1)	9,371	279,912
Commerce Group Inc.	10,735	622,845
Conseco Inc.(1)(2)	61,731	1,303,141
Erie Indemnity Co. Class A	17,542	925,340
Fidelity National Financial Inc.	66,101	2,942,817
First American Corp.	33,653	1,536,933
Gallagher (Arthur J.) & Co.(2)	38,128	1,098,468
Genworth Financial Inc. Class A(2)	92,842	2,993,226
HCC Insurance Holdings Inc.	42,783	1,220,599
Jefferson-Pilot Corp.	55,567	2,843,363
Lincoln National Corp.	71,112	3,699,246
Markel Corp.(1)	4,036	1,333,898
MBIA Inc.	55,440	3,360,773
Mercury General Corp.	10,703	642,073
MGIC Investment Corp.	38,576	2,476,579
Nationwide Financial Services Inc.	23,337	934,647
Old Republic International Corp.	74,673	1,991,529
Philadelphia Consolidated Holding Corp.(1)(2)	7,033	597,102
PMI Group Inc. (The)(2)	38,287	1,526,503
Principal Financial Group Inc.	120,244	5,695,958
Protective Life Corp.	28,446	1,171,406
Radian Group Inc.	35,283	1,873,527
Reinsurance Group of America Inc.	12,116	541,585
SAFECO Corp.	52,112	2,781,739
StanCorp Financial Group Inc.	11,455	964,511
Torchmark Corp.	42,646	2,252,988
Transatlantic Holdings Inc.	10,917	622,269
Unitrin Inc.(2)	19,732	936,481
UNUMProvident Corp.(2)	121,727	2,495,403
Wesco Financial Corp.	571	195,339

		76,697,655
INTERNET—0.75%
Akamai Technologies Inc.(1)(2)	50,501	805,491
CheckFree Corp.(1)(2)	33,689	1,274,118
F5 Networks Inc.(1)(2)	15,357	667,569
Macromedia Inc.(1)	30,811	1,253,083
McAfee Inc.(1)	66,654	2,094,269
Monster Worldwide Inc.(1)(2)	42,187	1,295,563
VeriSign Inc.(1)	108,325	2,314,905
WebMD Corp.(1)	140,177	1,553,161

		11,258,159

INVESTMENT COMPANIES—0.21%
Allied Capital Corp.(2)	54,606	1,563,370
American Capital Strategies Ltd.	41,451	1,519,594

		3,082,964
IRON & STEEL—0.47%
Allegheny Technologies Inc.	39,441	1,221,882
Nucor Corp.	65,581	3,868,623
United States Steel Corp.(2)	46,671	1,976,517

		7,067,022
LEISURE TIME—0.23%
Brunswick Corp.	39,665	1,496,560
Polaris Industries Inc.(2)	17,496	866,927
Sabre Holdings Corp.(2)	53,573	1,086,460

		3,449,947
LODGING—1.30%
Boyd Gaming Corp.	17,343	747,830
Choice Hotels International Inc.	6,219	401,996
Harrah’s Entertainment Inc.	74,427	4,851,896
Hilton Hotels Corp.	156,336	3,489,420
Las Vegas Sands Corp.(1)	9,657	317,812
MGM Mirage(1)(2)	49,366	2,160,750
Starwood Hotels & Resorts Worldwide Inc.	88,464	5,057,487
Station Casinos Inc.	22,753	1,509,889
Wynn Resorts Ltd.(1)(2)	19,528	881,689

		19,418,769
MACHINERY—0.76%
Cummins Inc.(2)	18,953	1,667,674
Graco Inc.	28,404	973,689
IDEX Corp.	20,991	893,167
Joy Global Inc.(2)	32,801	1,655,138
Rockwell Automation Inc.	75,310	3,983,899
Terex Corp.(1)	20,186	997,794
Zebra Technologies Corp. Class A(1)(2)	29,442	1,150,888

		11,322,249
MANUFACTURING—2.28%
AptarGroup Inc.	14,478	721,149
Brink’s Co. (The)	23,209	952,962
Carlisle Companies Inc.(2)	12,785	812,742
Donaldson Co. Inc.	30,375	927,349
Dover Corp.	83,409	3,402,253
Eastman Kodak Co.(2)	117,360	2,855,369
Eaton Corp.	61,694	3,920,654
Harsco Corp.	16,995	1,114,362
ITT Industries Inc.	37,780	4,291,808
Leggett & Platt Inc.	77,501	1,565,520
Pall Corp.	50,858	1,398,595
Parker Hannifin Corp.	49,209	3,164,631
Pentair Inc.	41,537	1,516,100
Roper Industries Inc.(2)	34,820	1,368,078
SPX Corp.(2)	30,710	1,411,124
Teleflex Inc.	14,959	1,054,609
Textron Inc.	48,401	3,471,320

		33,948,625
MEDIA—2.50%
Belo (A.H.) Corp.	39,235	896,912
Cablevision Systems Corp.(1)	81,691	2,505,463
CKX Inc.(1)	8,840	111,119

Dex Media Inc.	61,476	1,708,418
Dow Jones & Co. Inc.(2)	21,588	824,446
EchoStar Communications Corp.	94,075	2,781,798
Hearst-Argyle Television Inc.(2)	12,198	313,367
Knight Ridder Inc.(2)	30,406	1,784,224
Lee Enterprises Inc.(2)	18,626	791,232
Liberty Global Inc. Class A(1)	192,562	5,214,579
McClatchy Co. (The) Class A	8,370	545,975
Meredith Corp.	17,536	874,871
New York Times Co. Class A(2)	59,126	1,758,998
Scripps (E.W.) Co. Class A	33,317	1,664,850
Sirius Satellite Radio Inc.(1)(2)	541,984	3,549,995
Tribune Co.	97,483	3,303,699
Univision Communications Inc. Class A(1)(2)	90,153	2,391,759
Washington Post Co. (The) Class B	2,267	1,819,267
Westwood One Inc.	31,357	623,691
Wiley (John) & Sons Inc. Class A	19,019	793,853
XM Satellite Radio Holdings Inc. Class A(1)(2)	86,579	3,109,052

		37,367,568
METAL FABRICATE & HARDWARE—0.26%
Precision Castparts Corp.	54,013	2,868,090
Timken Co. (The)(2)	32,571	965,079

		3,833,169
MINING—0.62%
Freeport-McMoRan Copper & Gold Inc.(2)	73,560	3,574,280
Phelps Dodge Corp.	39,656	5,152,504
Southern Peru Copper Corp.	10,641	595,470

		9,322,254
OFFICE & BUSINESS EQUIPMENT—0.62%
Pitney Bowes Inc.	94,167	3,930,531
Xerox Corp.(1)	392,202	5,353,557

		9,284,088
OFFICE FURNISHINGS—0.17%
Herman Miller Inc.	28,897	875,579
HNI Corp.(2)	22,491	1,354,408
Steelcase Inc. Class A(2)	26,064	376,885

		2,606,872
OIL & GAS—4.74%
Amerada Hess Corp.	31,971	4,396,012
Chesapeake Energy Corp.	138,555	5,299,729
Denbury Resources Inc.(1)	23,217	1,171,065
Diamond Offshore Drilling Inc.	23,909	1,464,426
ENSCO International Inc.	62,021	2,889,558
EOG Resources Inc.	97,918	7,334,058
Forest Oil Corp.(1)	21,601	1,125,412
Helmerich & Payne Inc.	20,918	1,263,238
Kerr-McGee Corp.	47,116	4,575,435
Murphy Oil Corp.	67,503	3,366,375
Newfield Exploration Co.(1)	51,667	2,536,850
Noble Energy Inc.	71,310	3,344,439
Patterson-UTI Energy Inc.	69,444	2,505,540
Pioneer Natural Resources Co.	58,885	3,233,964
Plains Exploration & Production Co.(1)	31,632	1,354,482
Pogo Producing Co.	24,928	1,469,256
Pride International Inc.(1)	64,602	1,841,803
Quicksilver Resources Inc.(1)(2)	23,006	1,099,457
Range Resources Corp.	35,346	1,364,709
Rowan Companies Inc.	44,252	1,570,503

Southwestern Energy Co.(1)	34,133	2,505,362
Sunoco Inc.	56,358	4,407,196
Tesoro Corp.	27,876	1,874,382
Unit Corp.(1)	18,762	1,037,163
Vintage Petroleum Inc.	22,127	1,010,319
XTO Energy Inc.	147,727	6,694,988

		70,735,721
OIL & GAS SERVICES—1.25%
BJ Services Co.	132,556	4,770,690
Cooper Cameron Corp.(1)	22,451	1,659,802
Dresser-Rand Group Inc.(1)	11,131	274,157
FMC Technologies Inc.(1)(2)	28,289	1,191,250
Grant Prideco Inc.(1)	50,876	2,068,109
National Oilwell Varco Inc.(1)	70,429	4,634,228
Smith International Inc.(2)	86,807	2,891,541
Tidewater Inc.	24,777	1,205,897

		18,695,674
PACKAGING & CONTAINERS—0.63%
Ball Corp.	45,024	1,654,182
Bemis Co. Inc.	43,820	1,082,354
Crown Holdings Inc.(1)	67,931	1,082,820
Owens-Illinois Inc.(1)	62,188	1,282,317
Packaging Corp. of America(2)	25,475	494,470
Pactiv Corp.(1)	61,072	1,069,981
Sealed Air Corp.(1)	34,210	1,623,607
Sonoco Products Co.	40,545	1,107,284

		9,397,015
PHARMACEUTICALS—2.64%
Allergan Inc.	53,390	4,891,592
American Pharmaceutical Partners Inc.(1)	8,321	379,937
AmerisourceBergen Corp.	42,665	3,298,004
Barr Pharmaceuticals Inc.(1)	42,205	2,317,899
Cephalon Inc.(1)	23,739	1,101,964
Endo Pharmaceuticals Holdings Inc.(1)	20,883	556,950
Express Scripts Inc.(1)	50,903	3,166,167
Forest Laboratories Inc.(1)	143,820	5,604,665
Hospira Inc.(1)	64,617	2,647,358
ImClone Systems Inc.(1)	28,396	893,054
IVAX Corp.(1)	82,348	2,170,693
King Pharmaceuticals Inc.(1)	98,792	1,519,421
Kos Pharmaceuticals Inc.(1)	5,450	364,768
Mylan Laboratories Inc.	89,342	1,720,727
Omnicare Inc.	42,986	2,417,103
OSI Pharmaceuticals Inc.(1)(2)	20,910	611,408
Sepracor Inc.(1)(2)	42,824	2,526,188
Valeant Pharmaceuticals International	37,749	758,000
VCA Antech Inc.(1)(2)	33,799	862,550
Watson Pharmaceuticals Inc.(1)	42,673	1,562,259

		39,370,707
PIPELINES—1.42%
Dynegy Inc. Class A(1)(2)	116,577	549,078
El Paso Corp.	263,883	3,667,974
Equitable Resources Inc.	49,792	1,944,876
Kinder Morgan Inc.	38,486	3,700,814
National Fuel Gas Co.	34,173	1,168,717
Questar Corp.	34,676	3,055,649
Western Gas Resources Inc.	23,225	1,189,817
Williams Companies Inc.	233,644	5,852,782

		21,129,707

REAL ESTATE—0.27%
CB Richard Ellis Group Inc. Class A(1)	20,483	1,007,764
Forest City Enterprises Inc. Class A	27,089	1,032,091
St. Joe Co. (The)	31,054	1,939,322

		3,979,177
REAL ESTATE INVESTMENT TRUSTS—5.47%
AMB Property Corp.	34,354	1,542,495
American Financial Realty Trust	51,693	734,041
Annaly Mortgage Management Inc.(2)	49,471	640,649
Apartment Investment & Management Co. Class A	38,943	1,510,210
Archstone-Smith Trust	81,284	3,240,793
Arden Realty Group Inc.(2)	27,308	1,124,270
AvalonBay Communities Inc.	29,804	2,554,203
Boston Properties Inc.	45,347	3,215,102
BRE Properties Inc. Class A(2)	20,880	929,160
Camden Property Trust	19,041	1,061,536
CarrAmerica Realty Corp.	22,678	815,274
CBL & Associates Properties Inc.(2)	18,223	746,961
CenterPoint Properties Trust(2)	20,229	906,259
Crescent Real Estate Equities Co.	31,765	651,500
Developers Diversified Realty Corp.(2)	44,377	2,072,406
Duke Realty Corp.(2)	58,636	1,986,588
Equity Office Properties Trust(2)	166,820	5,456,682
Equity Residential(2)	117,328	4,440,865
Essex Property Trust Inc.(2)	9,472	852,480
Federal Realty Investment Trust(2)	21,456	1,307,314
General Growth Properties Inc.	72,648	3,264,075
Global Signal Inc.	6,107	273,227
Health Care Property Investors Inc.	54,893	1,481,562
Health Care REIT Inc.	21,972	814,941
Healthcare Realty Trust Inc.(2)	19,600	786,744
Hospitality Properties Trust	29,302	1,255,884
Host Marriott Corp.	144,053	2,434,496
HRPT Properties Trust(2)	86,020	1,067,508
iStar Financial Inc.	45,977	1,858,850
Kimco Realty Corp.	81,166	2,550,236
KKR Financial Corp.(1)	15,088	335,557
Liberty Property Trust(2)	35,573	1,513,275
Macerich Co. (The)	24,371	1,582,653
Mack-Cali Realty Corp.	25,154	1,130,421
Mills Corp.	22,921	1,262,489
New Century Financial Corp.	20,049	727,177
New Plan Excel Realty Trust Inc.(2)	42,370	972,391
Pan Pacific Retail Properties Inc.	16,616	1,094,994
ProLogis	99,134	4,392,628
Public Storage Inc.	33,789	2,263,863
Realty Income Corp.(2)	34,333	820,902
Reckson Associates Realty Corp.(2)	33,357	1,152,484
Regency Centers Corp.(2)	25,798	1,482,095
Shurgard Storage Centers Inc. Class A	19,083	1,066,167
SL Green Realty Corp.	17,088	1,165,060
Trizec Properties Inc.	37,864	873,144
United Dominion Realty Trust Inc.	55,961	1,326,276
Ventas Inc.	42,073	1,354,751
Vornado Realty Trust	49,125	4,255,207
Weingarten Realty Investors	32,570	1,232,774

		81,580,619
RETAIL—5.63%
Abercrombie & Fitch Co. Class A	35,251	1,757,262

Advance Auto Parts Inc.(1)	43,937	1,699,464
American Eagle Outfitters Inc.	48,810	1,148,499
AnnTaylor Stores Corp.(1)(2)	29,977	795,889
Applebee‘s International Inc.	33,273	688,418
AutoNation Inc.(1)	72,679	1,451,400
AutoZone Inc.(1)	23,073	1,920,827
Barnes & Noble Inc.	20,971	790,607
Bebe Stores Inc.	7,758	135,765
Bed Bath & Beyond Inc.(1)	120,389	4,837,230
BJ‘s Wholesale Club Inc.(1)	28,216	784,405
Borders Group Inc.	29,870	662,218
Brinker International Inc.(1)	36,254	1,361,700
CarMax Inc.(1)(2)	42,654	1,333,791
CBRL Group Inc.	19,383	652,432
Cheesecake Factory (The)(1)(2)	31,928	997,431
Chico‘s FAS Inc.(1)	73,667	2,710,946
Circuit City Stores Inc.	76,938	1,320,256
Claire‘s Stores Inc.	36,303	875,991
Copart Inc.(1)	27,454	655,327
Darden Restaurants Inc.	64,033	1,944,682
Dick‘s Sporting Goods Inc.(1)(2)	14,231	428,495
Dillard‘s Inc. Class A(2)	27,523	574,680
Dollar General Corp.	134,259	2,462,310
Dollar Tree Stores Inc.(1)	44,776	969,400
Family Dollar Stores Inc.	68,147	1,354,081
Federated Department Stores Inc.	106,094	7,094,506
Foot Locker Inc.	63,897	1,401,900
Limited Brands Inc.	141,260	2,885,942
Men‘s Wearhouse Inc. (The)(1)	19,733	526,871
Michaels Stores Inc.	55,789	1,844,384
MSC Industrial Direct Co. Inc. Class A	18,974	629,368
Neiman-Marcus Group Inc. Class A	16,962	1,695,352
Nordstrom Inc.	89,797	3,081,833
Office Depot Inc.(1)	129,301	3,840,240
OfficeMax Inc.	29,025	919,222
O‘Reilly Automotive Inc.(1)	40,851	1,151,181
Outback Steakhouse Inc.(2)	25,906	948,160
Panera Bread Co. Class A(1)	11,032	564,618
Penney (J.C.) Co. Inc.	93,226	4,420,777
PETsMART Inc.	58,723	1,278,987
RadioShack Corp.	63,618	1,577,726
Rite Aid Corp.(1)	213,092	826,797
Ross Stores Inc.	60,376	1,430,911
Saks Inc.(1)	51,002	943,537
7-Eleven Inc.(1)	10,770	383,520
Sonic Corp.(1)	24,797	678,198
Tiffany & Co.	59,170	2,353,191
TJX Companies Inc.	196,785	4,030,157
Urban Outfitters Inc.(1)	43,934	1,291,660
Wendy‘s International Inc.	47,076	2,125,481
Williams-Sonoma Inc.(1)(2)	47,177	1,809,238

		84,047,263
SAVINGS & LOANS—0.84%
Astoria Financial Corp.	40,015	1,057,196
Capitol Federal Financial	8,946	306,132
Downey Financial Corp.	8,462	515,336
Hudson City Bancorp Inc.	244,296	2,907,122
Independence Community Bank Corp.	34,297	1,169,185
New York Community Bancorp Inc.(2)	108,538	1,780,023
People‘s Bank	24,109	698,679
Sovereign Bancorp Inc.	149,307	3,290,726
Washington Federal Inc.(2)	35,606	803,271

		12,527,670

SEMICONDUCTORS—4.34%
Advanced Micro Devices Inc.(1)	161,679	4,074,311
Agere Systems Inc.(1)	74,205	772,474
Altera Corp.(1)	151,893	2,902,675
Analog Devices Inc.	151,447	5,624,742
Broadcom Corp. Class A(1)	113,258	5,312,933
Cree Inc.(1)(2)	30,907	773,293
Freescale Semiconductor Inc. Class B(1)	164,489	3,878,651
International Rectifier Corp.(1)(2)	28,968	1,305,877
Intersil Corp. Class A	62,471	1,360,618
KLA-Tencor Corp.	80,597	3,929,910
Lam Research Corp.(1)	56,647	1,726,034
Linear Technology Corp.	125,257	4,708,411
LSI Logic Corp.(1)	158,485	1,561,077
Maxim Integrated Products Inc.	134,241	5,725,379
MEMC Electronic Materials Inc.(1)	56,539	1,288,524
Microchip Technology Inc.	85,219	2,566,796
Micron Technology Inc.(1)	238,019	3,165,653
National Semiconductor Corp.	142,911	3,758,559
Novellus Systems Inc.	52,094	1,306,518
NVIDIA Corp.(1)(2)	69,456	2,380,952
QLogic Corp.(1)	37,593	1,285,681
Teradyne Inc.(1)	80,013	1,320,214
Xilinx Inc.	142,674	3,973,471

		64,702,753
SOFTWARE—2.77%
Activision Inc.(1)	73,149	1,495,897
Autodesk Inc.	93,336	4,334,524
Avid Technology Inc.(1)	16,968	702,475
BEA Systems Inc.(1)	145,862	1,309,841
BMC Software Inc.(1)	90,542	1,910,436
Cerner Corp.(1)(2)	12,214	1,061,763
Certegy Inc.	23,203	928,584
Citrix Systems Inc.(1)	69,181	1,739,210
Compuware Corp.(1)	158,296	1,503,812
Dun & Bradstreet Corp.(1)	27,899	1,837,707
Fair Isaac Corp.(2)	27,568	1,235,046
Fiserv Inc.(1)	78,315	3,592,309
Global Payments Inc.	13,461	1,046,189
Hyperion Solutions Corp.(1)	16,474	801,460
IMS Health Inc.	92,610	2,330,994
Intuit Inc.(1)	67,379	3,019,253
Mercury Interactive Corp.(1)	35,392	1,401,523
NAVTEQ Corp.(1)	36,645	1,830,418
Novell Inc.(1)	155,000	1,154,750
Pixar Inc.(1)	21,931	976,149
Red Hat Inc.(1)(2)	72,272	1,531,444
Salesforce.com Inc.(1)	27,890	644,817
SEI Investments Co.	25,964	975,727
Siebel Systems Inc.	211,185	2,181,541
Sybase Inc.(1)(2)	36,844	862,886
Take-Two Interactive Software Inc.(1)	28,654	632,967
Total System Services Inc.	15,310	356,876

		41,398,598
TELECOMMUNICATIONS—3.17%
ADC Telecommunications Inc.(1)(2)	47,557	1,087,153
Alamosa Holdings Inc.(1)	54,632	934,754
American Tower Corp. Class A(1)	163,126	4,069,994
Andrew Corp.(1)	66,714	743,861

Avaya Inc.(1)	194,976	2,008,253
CenturyTel Inc.(2)	53,660	1,877,027
Citizens Communications Co.	139,209	1,886,282
Comverse Technology Inc.(1)	81,559	2,142,555
Crown Castle International Corp.(1)	89,545	2,205,493
Harris Corp.	54,596	2,282,113
JDS Uniphase Corp.(1)	653,164	1,450,024
Lucent Technologies Inc.(1)(2)	1,813,271	5,893,131
MCI Inc.	114,999	2,917,525
Nextel Partners Inc. Class A(1)(2)	62,330	1,564,483
NII Holdings Inc. Class B(1)(2)	25,457	2,149,844
NTL Inc.(1)	30,465	2,035,062
PanAmSat Holding Corp.	20,556	497,455
Qwest Communications International Inc.(1)	617,769	2,532,853
Scientific-Atlanta Inc.	62,289	2,336,460
Telephone & Data Systems Inc.	44,408	1,731,912
Telewest Global Inc.(1)	100,370	2,303,492
Tellabs Inc.(1)	183,217	1,927,443
United States Cellular Corp.(1)	6,416	342,743
West Corp.(1)	8,400	314,076

		47,233,988
TEXTILES—0.27%
Cintas Corp.	57,507	2,360,662
Mohawk Industries Inc.(1)	21,290	1,708,523

		4,069,185
TOYS, GAMES & HOBBIES—0.31%
Hasbro Inc.	64,051	1,258,602
Marvel Entertainment Inc.(1)(2)	27,285	487,583
Mattel Inc.	168,262	2,806,610

		4,552,795
TRANSPORTATION—1.57%
Alexander & Baldwin Inc.	17,968	956,616
CH Robinson Worldwide Inc.	35,069	2,248,624
CNF Inc.	21,528	1,130,220
CSX Corp.	88,654	4,120,638
Expeditors International Washington Inc.(2)	43,672	2,479,696
Hunt(J.B.) Transport Services Inc.	48,026	912,974
Laidlaw International Inc.	40,983	990,559
Landstar System Inc.	24,517	981,416
Norfolk Southern Corp.	165,464	6,711,220
Overseas Shipholding Group Inc.	12,099	705,735
Ryder System Inc.	26,299	899,952
Swift Transportation Co. Inc.(1)	17,481	309,414
Yellow Roadway Corp.(1)	23,772	984,636

		23,431,700
WATER—0.10%
Aqua America Inc.(2)	39,149	1,488,445

		1,488,445

TOTAL COMMON STOCKS (Cost: $1,321,259,754)		1,492,488,984

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.35%
CERTIFICATES OF DEPOSIT(3)—0.51%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$299,713	299,713
Bank of Nova Scotia
3.63%, 01/03/06	239,770	239,752
Credit Suisse First Boston
3.67%, 05/09/06	599,425	599,425
Danske Bank
3.70%, 10/17/05	599,425	599,419
Dexia Credit Local
3.78%, 08/30/06	299,713	299,658
Fortis Bank NY
3.83% - 3.84%, 01/25/06	899,138	899,142
HBOS Treasury Services PLC
3.39%, 12/14/05	359,655	359,655
HSBC Bank USA N.A.
3.72%, 08/03/06	299,713	299,801
Nordea Bank PLC
3.63%, 10/02/06	359,655	359,571
Royal Bank of Scotland
3.78%, 06/27/06	299,713	299,680
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	929,110	928,968
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	1,648,420	1,648,463
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	479,540	479,541
Wells Fargo Bank N.A.
3.73%, 10/06/05	329,684	329,683

		7,642,471
COMMERCIAL PAPER(3)—3.53%
Alpine Securitization Corp.
3.72%, 10/19/05	1,198,851	1,196,869
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	5,902,165	5,887,998
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	2,003,280	1,998,616
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	2,097,989	2,097,076
Barton Capital Corp.
3.74%, 10/14/05	899,138	898,111
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	1,198,851	1,198,851
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	714,971	712,434
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	2,104,349	2,101,797
Cantabric Finance LLC
3.73%, 10/31/05	230,461	229,793
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	341,013	340,528
Chesham Finance LLC
3.68%, 10/11/05	599,425	598,935
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	451,757	450,943
CRC Funding LLC
3.78%, 10/24/05	329,684	328,957
Dorada Finance Inc.
3.76%, 01/26/06	59,943	59,223
Fairway Finance LLC
3.75%, 10/20/05	239,770	239,770

Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	537,649	537,302
Ford Credit Auto Receivables
3.77%, 10/17/05	521,500	520,736
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	2,872,855	2,866,207
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	2,960,113	2,956,802
General Electric Capital Corp.
3.72%, 10/14/05	2,997,127	2,993,721
Georgetown Funding Co. LLC
3.82%, 11/02/05	1,171,451	1,167,722
Giro Funding Corp.
3.66%, 10/06/05	299,713	299,621
Grampian Funding LLC
3.84%, 01/31/06	599,425	591,753
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	299,713	299,713
HSBC PLC
3.88%, 02/03/06	179,828	177,444
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	896,327	895,473
Landale Funding LLC
3.74%, 10/17/05	1,198,851	1,197,107
Leafs LLC
3.80%, 01/20/06 - 02/21/06(4)	629,335	629,336
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	631,093	630,479
Lockhart Funding LLC
3.71%, 10/13/05	249,685	249,427
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	1,138,908	1,137,181
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	1,069,735	1,068,524
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	1,678,391	1,674,351
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	1,142,931	1,140,216
Prudential Funding LLC
3.71%, 10/13/05	599,425	598,808
Ranger Funding Co. LLC
3.67%, 10/04/05	330,541	330,507
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	599,425	590,506
Sedna Finance Inc.
3.92%, 02/21/06	149,856	147,556
Societe Generale
3.77%, 10/07/05	777,155	776,830
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	2,453,622	2,450,958
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	1,486,983	1,485,082
Three Pillars Funding Corp.
3.65%, 10/03/05	359,655	359,655
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	872,032	869,742
Tulip Funding Corp.
3.79%, 12/01/05	269,741	268,066
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	4,495,691	4,494,592
Windmill Funding Corp.
3.78%, 10/25/05	389,627	388,727
Yorktown Capital LLC
3.75%, 10/20/05	509,512	508,609

		52,642,654

LOAN PARTICIPATIONS(3)—0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	299,713	299,713

		299,713
MEDIUM-TERM NOTES(3)—0.08%
Dorada Finance Inc.
3.93%, 07/07/06(4)	185,822	185,808
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06(4)	959,081	958,984

		1,144,792
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%(5)(6)	900,935	900,935

		900,935
REPURCHASE AGREEMENTS(3)—2.22%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $18,887,976 and effective yields of 3.75% - 3.88%.(7)	$18,881,903	18,881,903
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $14,240,982 and an effective yield of 3.90%.(7)	14,236,355	14,236,355

		33,118,258
TIME DEPOSITS(3)—0.22%
Chase Bank USA N.A.
3.88%, 10/03/05	652,948	652,948
Lloyds TSB Bank PLC
3.90%, 10/03/05	599,425	599,425
Rabobank Nederland NV
3.89%, 10/03/05	2,097,989	2,097,989

		3,350,362
VARIABLE & FLOATING RATE NOTES(3)—3.71%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06(4)	1,114,931	1,114,938
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	2,068,018	2,068,015
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	989,052	989,052
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	1,348,707	1,348,770
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06(4)	1,828,248	1,829,576
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06(4)	389,627	389,627
Bank of America N.A.
3.81%, 08/10/06	2,997,127	2,997,127
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06(4)	2,062,024	2,061,968

BMW US Capital LLC
3.74%, 09/15/06(4)	599,425	599,425
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	1,138,908	1,138,862
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06(4)	1,612,455	1,612,395
Commodore CDO Ltd.
3.91%, 06/13/06(4)	149,856	149,856
Credit Suisse First Boston
3.77%, 07/19/06	1,498,564	1,498,564
DEPFA Bank PLC
3.88%, 09/15/06	599,425	599,425
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06(4)	953,087	953,128
Eli Lilly Services Inc.
3.66%, 09/01/06(4)	599,425	599,425
Fairway Finance LLC
3.78%, 01/20/06	299,713	299,708
Fifth Third Bancorp
3.79%, 09/22/06(4)	1,198,851	1,198,851
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06(4)	419,598	419,604
General Electric Capital Corp.
3.80%, 10/06/06	269,741	269,989
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	149,856	149,856
Hartford Life Global Funding Trust
3.76%, 08/15/06	599,425	599,425
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06(4)	1,798,276	1,798,275
HSBC Bank USA N.A.
3.95%, 05/04/06	209,799	209,898
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06(4)	1,738,334	1,738,355
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06(4)	2,337,759	2,337,966
Lothian Mortgages PLC
3.82%, 01/24/06	599,425	599,425
Marshall & Ilsley Bank
3.90%, 02/20/06	599,425	599,702
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06(4)	1,198,851	1,199,332
Natexis Banques Populaires
3.80%, 10/16/06(4)	449,569	449,569
National City Bank (Ohio)
3.62%, 01/06/06	299,713	299,689
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06(4)	2,217,874	2,218,056
Nordea Bank AB
3.71%, 08/11/06(4)	1,048,995	1,048,995
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06(4)	1,918,162	1,918,192
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06(4)	1,630,437	1,630,438
Principal Life Income Funding Trusts
3.74%, 05/10/06	449,569	449,583
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	2,000,583	2,000,187
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06(4)	509,512	509,492
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06(4)	2,673,438	2,673,438
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06(4)	599,425	599,425

Strips III LLC
3.88%, 07/24/06(4)(8)	172,331	172,331
SunTrust Bank
3.63%, 04/28/06	899,138	899,138
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06(4)	1,336,719	1,336,583
Toyota Motor Credit Corp.
3.87%, 04/10/06	269,741	269,739
Unicredito Italiano SpA
3.80%, 06/14/06	779,253	779,061
Union Hamilton Special Funding LLC
4.00%, 03/28/06	599,425	599,425
US Bank N.A.
3.77%, 09/29/06	269,741	269,672
Wachovia Asset Securitization Inc.
3.82%, 10/25/05(4)	1,384,373	1,384,373
Wells Fargo & Co.
3.76%, 09/15/06(4)	299,713	299,740
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06(4)	1,348,707	1,348,631
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06(4)	1,534,529	1,534,483
Winston Funding Ltd.
3.71%, 10/23/05(4)	427,990	427,990
World Savings Bank
3.69%, 03/09/06	899,138	899,117

		55,387,886

TOTAL SHORT-TERM INVESTMENTS (Cost: $154,487,071)		154,487,071

TOTAL INVESTMENTS IN SECURITIES — 110.38% (Cost: $1,475,746,825)		1,646,976,055
Other Assets, Less Liabilities — (10.38)%		(154,916,070)

NET ASSETS — 100.00%		$1,492,059,985

Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.99%
ADVERTISING—0.85%
Donnelley (R.H.) Corp.(1)	15,976	$1,010,642
Getty Images Inc.(1)(2)	29,418	2,531,125
Harte-Hanks Inc.	34,190	903,642
Interpublic Group of Companies Inc.(1)(2)	222,477	2,589,632
Lamar Advertising Co.(1)	42,221	1,915,145

		8,950,186
AEROSPACE & DEFENSE—1.23%
Alliant Techsystems Inc.(1)(2)	15,986	1,193,355
Goodrich (B.F.) Co.	72,851	3,230,213
L-3 Communications Holdings Inc.	41,797	3,304,889
Rockwell Collins Inc.	107,562	5,197,396

		12,925,853
AGRICULTURE—0.21%
UST Inc.	52,631	2,203,134

		2,203,134
AIRLINES—0.53%
AMR Corp.(1)(2)	97,514	1,090,207
JetBlue Airways Corp.(1)(2)	56,625	996,600
Southwest Airlines Co.	233,717	3,470,697

		5,557,504
APPAREL—0.96%
Coach Inc.(1)	227,706	7,140,860
Columbia Sportswear Co.(1)(2)	1,934	89,738
Polo Ralph Lauren Corp.	8,026	403,708
Quiksilver Inc.(1)	71,476	1,032,828
Reebok International Ltd.	7,365	416,638
Timberland Co. Class A(1)	31,687	1,070,387

		10,154,159
AUTO MANUFACTURERS—0.89%
Navistar International Corp.(1)	37,484	1,215,606
Oshkosh Truck Corp.	43,934	1,896,191
PACCAR Inc.	91,527	6,213,768

		9,325,565
AUTO PARTS & EQUIPMENT—0.29%
Autoliv Inc.	9,178	399,243
BorgWarner Inc.	10,388	586,506
Goodyear Tire & Rubber Co. (The)(1)(2)	45,241	705,307
Johnson Controls Inc.	21,810	1,353,310

		3,044,366
BANKS—1.53%
Bank of Hawaii Corp.	3,712	182,705

Commerce Bancorp Inc.(2)	86,553	2,656,312
Cullen/Frost Bankers Inc.	2,374	117,133
East West Bancorp Inc.(2)	31,753	1,080,872
Investors Financial Services Corp.(2)	40,363	1,327,943
Mellon Financial Corp.	18,933	605,288
Northern Trust Corp.	66,833	3,378,408
Synovus Financial Corp.	187,821	5,206,398
TCF Financial Corp.	58,758	1,571,776

		16,126,835
BEVERAGES—0.30%
Brown-Forman Corp. Class B	31,274	1,862,054
Constellation Brands Inc.(1)	29,054	755,404
Pepsi Bottling Group Inc.	20,811	594,154

		3,211,612
BIOTECHNOLOGY—2.39%
Affymetrix Inc.(1)	38,125	1,762,519
Biogen Idec Inc.(1)	93,940	3,708,751
Celgene Corp.(1)	100,727	5,471,491
Charles River Laboratories International Inc.(1)	20,169	879,772
Chiron Corp.(1)(2)	61,187	2,668,977
Invitrogen Corp.(1)	14,630	1,100,615
MedImmune Inc.(1)	149,581	5,033,401
Millennium Pharmaceuticals Inc.(1)(2)	93,321	870,685
Millipore Corp.(1)	30,179	1,897,957
Protein Design Labs Inc.(1)	64,050	1,793,400

		25,187,568
BUILDING MATERIALS—1.13%
American Standard Companies Inc.	113,009	5,260,569
Florida Rock Industries Inc.(2)	28,282	1,812,593
Martin Marietta Materials Inc.	23,398	1,835,807
Vulcan Materials Co.	40,899	3,035,115

		11,944,084
CHEMICALS—0.95%
Airgas Inc.	2,137	63,319
Cabot Corp.	2,716	89,655
Chemtura Corp.	51,593	640,785
Ecolab Inc.	110,668	3,533,629
International Flavors & Fragrances Inc.	56,899	2,027,880
Rohm & Haas Co.	7,146	293,915
Sherwin-Williams Co. (The)	70,068	3,087,897
Sigma-Aldrich Corp.	3,878	248,425

		9,985,505
COAL—1.22%
Arch Coal Inc.	13,445	907,537
CONSOL Energy Inc.	38,501	2,936,471
Massey Energy Co.(2)	46,374	2,368,320
Peabody Energy Corp.	78,952	6,659,601

		12,871,929
COMMERCIAL SERVICES—4.89%
Alliance Data Systems Corp.(1)	50,367	1,971,868
ARAMARK Corp. Class B	43,295	1,156,409
Block (H & R) Inc.	199,533	4,784,801
Career Education Corp.(1)(2)	62,039	2,206,107
ChoicePoint Inc.(1)	54,499	2,352,722
Corporate Executive Board Co. (The)	24,988	1,948,564
Education Management Corp.(1)	44,898	1,447,512
Equifax Inc.	58,588	2,047,065

Hewitt Associates Inc. Class A(1)	13,191	359,850
Interactive Data Corp.	10,677	241,834
Iron Mountain Inc.(1)(2)	66,134	2,427,118
ITT Educational Services Inc.(1)	27,896	1,376,668
Laureate Education Inc.(1)(2)	26,928	1,318,664
Manpower Inc.	14,539	645,386
McKesson Corp.	71,583	3,396,613
Moody’s Corp.	152,079	7,768,195
Paychex Inc.	200,407	7,431,092
Pharmaceutical Product Development Inc.(1)	29,191	1,678,774
Rent-A-Center Inc.(1)	30,089	581,019
Robert Half International Inc.(2)	103,595	3,686,946
ServiceMaster Co. (The)	107,454	1,454,927
Weight Watchers International Inc.(1)(2)	23,319	1,202,794

		51,484,928
COMPUTERS—3.65%
Affiliated Computer Services Inc. Class A(1)	46,610	2,544,906
BISYS Group Inc. (The)(1)	31,347	420,990
CACI International Inc. Class A(1)	18,089	1,096,193
Cadence Design Systems Inc.(1)	76,967	1,243,787
Ceridian Corp.(1)	43,520	903,040
Cognizant Technology Solutions Corp.(1)	81,834	3,812,646
Diebold Inc.	39,148	1,349,040
DST Systems Inc.(1)(2)	44,608	2,445,857
Electronic Data Systems Corp.	72,101	1,617,946
Lexmark International Inc.(1)	74,694	4,560,069
National Instruments Corp.	33,283	820,093
NCR Corp.(1)	27,993	893,257
Network Appliance Inc.(1)	221,052	5,247,774
Reynolds & Reynolds Co. (The) Class A	3,928	107,666
SanDisk Corp.(1)	82,983	4,003,930
SRA International Inc. Class A(1)	17,687	627,535
Sun Microsystems Inc.(1)	1,213,179	4,755,662
Synopsys Inc.(1)	14,439	272,897
Western Digital Corp.(1)	128,624	1,663,108

		38,386,396
COSMETICS & PERSONAL CARE—0.32%
Alberto-Culver Co.	12,420	555,795
Estee Lauder Companies Inc. Class A	82,257	2,865,011

		3,420,806
DISTRIBUTION & WHOLESALE—0.69%
CDW Corp.	37,525	2,210,973
Fastenal Co.(2)	37,713	2,303,887
Grainger (W.W.) Inc.	8,611	541,804
Ingram Micro Inc. Class A(1)	38,952	722,170
SCP Pool Corp.(2)	31,652	1,105,604
Tech Data Corp.(1)	10,907	400,396

		7,284,834
DIVERSIFIED FINANCIAL SERVICES—3.09%
Affiliated Managers Group Inc.(1)	20,250	1,466,505
AmeriCredit Corp.(1)(2)	35,216	840,606
Ameritrade Holding Corp.(1)	55,023	1,181,894
BlackRock Inc.	11,956	1,059,541
CapitalSource Inc.(1)(2)	29,552	644,234
Chicago Mercantile Exchange Holdings Inc.	20,684	6,976,713
Eaton Vance Corp.	80,457	1,996,943
Federated Investors Inc. Class B	46,559	1,547,156
First Marblehead Corp. (The)(2)	15,833	402,158
IndyMac Bancorp Inc.(2)	19,862	786,138

Instinet Group Inc.	20,387	101,323
Legg Mason Inc.(2)	63,955	7,015,224
Nelnet Inc. Class A(1)	10,448	397,128
Nuveen Investments Inc. Class A	31,205	1,229,165
Providian Financial Corp.(1)	29,881	528,296
Refco Inc.(1)	11,437	323,324
Student Loan Corp.	2,414	571,828
T. Rowe Price Group Inc.	78,612	5,133,364
Westcorp Inc.	5,813	342,386

		32,543,926
ELECTRIC—0.61%
AES Corp. (The)(1)	394,371	6,479,516

		6,479,516
ELECTRICAL COMPONENTS & EQUIPMENT—0.73%
American Power Conversion Corp.	100,672	2,607,405
AMETEK Inc.	42,080	1,808,178
Energizer Holdings Inc.(1)	35,447	2,009,845
Hubbell Inc. Class B	2,374	111,412
Molex Inc.	42,488	1,133,580

		7,670,420
ELECTRONICS—2.90%
Agilent Technologies Inc.(1)	250,606	8,207,346
Amphenol Corp. Class A	53,290	2,149,719
Avnet Inc.(1)	26,654	651,690
AVX Corp.(2)	6,880	87,651
Dolby Laboratories Inc. Class A(1)	16,765	268,240
Fisher Scientific International Inc.(1)	38,159	2,367,766
FLIR Systems Inc.(1)(2)	36,884	1,091,029
Gentex Corp.(2)	94,226	1,639,532
Jabil Circuit Inc.(1)	98,746	3,053,226
Mettler Toledo International Inc.(1)	19,858	1,012,361
PerkinElmer Inc.	40,852	832,155
Sanmina-SCI Corp.(1)	159,456	684,066
Solectron Corp.(1)	284,335	1,111,750
Symbol Technologies Inc.	124,422	1,204,405
Tektronix Inc.	12,202	307,856
Thermo Electron Corp.(1)	35,555	1,098,649
Thomas & Betts Corp.(1)	16,326	561,778
Trimble Navigation Ltd.(1)	31,884	1,074,172
Vishay Intertechnology Inc.(1)	29,306	350,207
Waters Corp.(1)	67,137	2,792,899

		30,546,497
ENGINEERING & CONSTRUCTION—0.50%
Fluor Corp.	52,326	3,368,748
Jacobs Engineering Group Inc.(1)(2)	27,760	1,871,024

		5,239,772
ENTERTAINMENT—1.10%
DreamWorks Animation SKG Inc. Class A(1)(2)	24,420	675,457
GTECH Holdings Corp.	69,426	2,225,798
International Game Technology Inc.	207,552	5,603,904
International Speedway Corp. Class A	2,333	122,412
Penn National Gaming Inc.(1)	40,923	1,273,115
Regal Entertainment Group Class A(2)	26,630	533,665
Scientific Games Corp. Class A(1)	36,252	1,123,812

		11,558,163
ENVIRONMENTAL CONTROL—0.26%
Allied Waste Industries Inc.(1)(2)	40,558	342,715

Nalco Holding Co.(1)	50,395	850,164
Stericycle Inc.(1)(2)	26,705	1,526,191

		2,719,070
FOOD—1.27%
Campbell Soup Co.	70,000	2,082,500
Heinz (H.J.) Co.	113,268	4,138,813
McCormick & Co. Inc. NVS	55,221	1,801,861
Whole Foods Market Inc.	39,443	5,303,111

		13,326,285
HAND & MACHINE TOOLS—0.35%
Black & Decker Corp.	26,627	2,185,810
Stanley Works (The)	32,565	1,520,134

		3,705,944
HEALTH CARE - PRODUCTS—4.29%
Advanced Medical Optics Inc.(1)(2)	39,275	1,490,486
Bard (C.R.) Inc.	63,509	4,193,499
Bausch & Lomb Inc.	28,565	2,304,624
Beckman Coulter Inc.	37,362	2,016,801
Biomet Inc.	152,060	5,278,003
Cooper Companies Inc.	21,201	1,624,209
Cytyc Corp.(1)	68,858	1,848,837
Dade Behring Holdings Inc.	53,496	1,961,163
DENTSPLY International Inc.	48,545	2,622,401
Edwards Lifesciences Corp.(1)(2)	35,973	1,597,561
Gen-Probe Inc.(1)	30,537	1,510,055
Henry Schein Inc.(1)	52,407	2,233,586
Hillenbrand Industries Inc.	11,301	531,712
IDEXX Laboratories Inc.(1)(2)	19,692	1,317,001
INAMED Corp.(1)	21,841	1,652,927
Kinetic Concepts Inc.(1)	29,059	1,650,551
Patterson Companies Inc.(1)(2)	83,010	3,322,890
ResMed Inc.(1)(2)	21,087	1,679,580
Respironics Inc.(1)	43,242	1,823,948
TECHNE Corp.(1)(2)	23,185	1,321,081
Varian Medical Systems Inc.(1)	79,823	3,153,807

		45,134,722
HEALTH CARE - SERVICES—4.21%
AMERIGROUP Corp.(1)	30,838	589,623
Community Health Systems Inc.(1)	43,643	1,693,785
Covance Inc.(1)	38,073	1,827,123
Coventry Health Care Inc.(1)	64,828	5,576,505
DaVita Inc.(1)	60,467	2,785,715
Health Management Associates Inc. Class A(2)	133,951	3,143,830
Health Net Inc.(1)	40,167	1,900,702
Humana Inc.(1)	73,652	3,526,458
Laboratory Corp. of America Holdings(1)	81,362	3,963,143
LifePoint Hospitals Inc.(1)	33,115	1,448,119
Lincare Holdings Inc.(1)	55,509	2,278,644
Manor Care Inc.(2)	47,511	1,824,897
PacifiCare Health Systems Inc.(1)	31,102	2,481,318
Quest Diagnostics Inc.	96,869	4,895,759
Renal Care Group Inc.(1)	41,082	1,944,000
Sierra Health Services Inc.(1)(2)	12,399	853,919
Tenet Healthcare Corp.(1)	41,361	464,484
Triad Hospitals Inc.(1)	19,098	864,566
Universal Health Services Inc. Class B(2)	20,474	975,177
WellChoice Inc.(1)(2)	16,414	1,245,823

		44,283,590

HOME BUILDERS—2.17%
Beazer Homes USA Inc.	10,600	621,902
Centex Corp.	40,439	2,611,551
Horton (D.R.) Inc.	119,532	4,329,449
Hovnanian Enterprises Inc. Class A(1)(2)	20,273	1,037,978
KB Home(2)	40,616	2,973,091
Lennar Corp. Class A	46,638	2,787,087
M.D.C. Holdings Inc.	12,070	952,202
NVR Inc.(1)	3,251	2,876,972
Ryland Group Inc.(2)	22,572	1,544,376
Standard-Pacific Corp.	5,203	215,977
Toll Brothers Inc.(1)(2)	64,043	2,860,801

		22,811,386
HOME FURNISHINGS—0.42%
Harman International Industries Inc.	40,694	4,161,775
Tempur-Pedic International Inc.(1)(2)	26,141	309,509

		4,471,284
HOUSEHOLD PRODUCTS & WARES—1.16%
ACCO Brands Corp.(1)	24,363	687,524
Avery Dennison Corp.(2)	45,504	2,383,955
Church & Dwight Co. Inc.(2)	38,357	1,416,908
Fortune Brands Inc.	87,820	7,142,401
Scotts Miracle-Gro Co. (The) Class A	2,049	180,169
Spectrum Brands Inc.(1)(2)	16,141	380,121

		12,191,078
HOUSEWARES—0.15%
Newell Rubbermaid Inc.	29,785	674,630
Toro Co.	26,191	962,781

		1,637,411
INSURANCE—0.79%
Allmerica Financial Corp.(1)	2,301	94,663
Ambac Financial Group Inc.	14,466	1,042,420
Berkley (W.R.) Corp.	12,082	476,997
Brown & Brown Inc.(2)	33,049	1,642,205
Erie Indemnity Co. Class A	5,075	267,706
Gallagher (Arthur J.) & Co.(2)	46,287	1,333,528
HCC Insurance Holdings Inc.	30,882	881,064
Markel Corp.(1)	2,602	859,961
MBIA Inc.	5,069	307,283
Philadelphia Consolidated Holding Corp.(1)(2)	8,653	734,640
Transatlantic Holdings Inc.	1,127	64,239
Unitrin Inc.(2)	14,110	669,661

		8,374,367
INTERNET—1.51%
Akamai Technologies Inc.(1)(2)	74,565	1,189,312
CheckFree Corp.(1)(2)	42,363	1,602,169
F5 Networks Inc.(1)(2)	22,648	984,509
Macromedia Inc.(1)	45,553	1,852,640
McAfee Inc.(1)	98,309	3,088,869
Monster Worldwide Inc.(1)(2)	62,369	1,915,352
VeriSign Inc.(1)	159,792	3,414,755
WebMD Corp.(1)	164,745	1,825,375

		15,872,981
IRON & STEEL—0.17%
Allegheny Technologies Inc.	58,309	1,806,413

		1,806,413

LEISURE TIME—0.28%
Brunswick Corp.	43,738	1,650,235
Polaris Industries Inc.	25,726	1,274,723

		2,924,958
LODGING—2.20%
Boyd Gaming Corp.	25,517	1,100,293
Choice Hotels International Inc.	9,222	596,110
Harrah’s Entertainment Inc.	68,823	4,486,571
Hilton Hotels Corp.	230,536	5,145,564
Las Vegas Sands Corp.(1)	14,345	472,094
MGM Mirage(1)(2)	72,962	3,193,547
Starwood Hotels & Resorts Worldwide Inc.	80,238	4,587,206
Station Casinos Inc.	33,638	2,232,218
Wynn Resorts Ltd.(1)(2)	28,851	1,302,623

		23,116,226
MACHINERY—1.32%
Cummins Inc.	15,772	1,387,778
Graco Inc.	41,804	1,433,041
IDEX Corp.	24,577	1,045,751
Joy Global Inc.	48,488	2,446,704
Rockwell Automation Inc.	111,070	5,875,603
Zebra Technologies Corp. Class A(1)(2)	43,488	1,699,946

		13,888,823
MANUFACTURING—2.18%
Brink’s Co. (The)	25,264	1,037,340
Carlisle Companies Inc.(2)	9,749	619,744
Donaldson Co. Inc.	44,892	1,370,553
Dover Corp.	82,492	3,364,849
Eaton Corp.	25,586	1,625,990
Harsco Corp.	22,037	1,444,966
ITT Industries Inc.	51,041	5,798,258
Leggett & Platt Inc.	31,633	638,987
Pall Corp.	6,395	175,862
Parker Hannifin Corp.	31,508	2,026,279
Pentair Inc.	51,702	1,887,123
Roper Industries Inc.	44,219	1,737,365
Textron Inc.	16,790	1,204,179

		22,931,495
MEDIA—3.23%
Cablevision Systems Corp.(1)	120,795	3,704,783
CKX Inc.(1)	13,208	166,025
Dex Media Inc.	90,852	2,524,777
Dow Jones & Co. Inc.(2)	31,893	1,217,994
EchoStar Communications Corp.	138,899	4,107,243
Liberty Global Inc. Class A(1)	121,348	3,286,104
Meredith Corp.	25,791	1,286,713
Scripps (E.W.) Co. Class A	49,234	2,460,223
Sirius Satellite Radio Inc.(1)(2)	799,233	5,234,976
Univision Communications Inc. Class A(1)(2)	66,910	1,775,122
Washington Post Co. (The) Class B	2,895	2,323,237
Westwood One Inc.	8,102	161,149
Wiley (John) & Sons Inc. Class A	28,060	1,171,224
XM Satellite Radio Holdings Inc. Class A(1)(2)	127,861	4,591,488

		34,011,058
METAL FABRICATE & HARDWARE—0.20%
Precision Castparts Corp.	26,900	1,428,390
Timken Co. (The)	23,981	710,557

		2,138,947

MINING—0.97%
Freeport-McMoRan Copper & Gold Inc.(2)	108,478	5,270,946
Phelps Dodge Corp.	31,326	4,070,187
Southern Peru Copper Corp.	15,662	876,446

		10,217,579
OFFICE & BUSINESS EQUIPMENT—0.29%
Pitney Bowes Inc.	72,954	3,045,100

		3,045,100
OFFICE FURNISHINGS—0.34%
Herman Miller Inc.	42,509	1,288,023
HNI Corp.(2)	33,251	2,002,375
Steelcase Inc. Class A	17,537	253,585

		3,543,983
OIL & GAS—6.12%
Chesapeake Energy Corp.	78,370	2,997,652
Denbury Resources Inc.(1)	34,289	1,729,537
Diamond Offshore Drilling Inc.(2)	35,343	2,164,759
ENSCO International Inc.	65,535	3,053,276
EOG Resources Inc.	144,472	10,820,953
Helmerich & Payne Inc.	20,321	1,227,185
Murphy Oil Corp.	99,542	4,964,160
Newfield Exploration Co.(1)	55,506	2,725,345
Noble Energy Inc.	13,274	622,551
Patterson-UTI Energy Inc.	102,447	3,696,288
Pioneer Natural Resources Co.	4,658	255,817
Plains Exploration & Production Co.(1)	46,757	2,002,135
Pride International Inc.(1)	51,093	1,456,661
Quicksilver Resources Inc.(1)	33,984	1,624,095
Range Resources Corp.	52,078	2,010,732
Rowan Companies Inc.	38,472	1,365,371
Southwestern Energy Co.(1)	50,269	3,689,745
Sunoco Inc.	65,248	5,102,394
Tesoro Corp.	23,150	1,556,606
Unit Corp.(1)	26,297	1,453,698
XTO Energy Inc.	217,950	9,877,494

		64,396,454
OIL & GAS SERVICES—2.19%
BJ Services Co.	195,528	7,037,053
Cooper Cameron Corp.(1)	27,016	1,997,293
Dresser-Rand Group Inc.(1)	13,621	335,485
FMC Technologies Inc.(1)(2)	41,793	1,759,903
Grant Prideco Inc.(1)	75,194	3,056,636
National Oilwell Varco Inc.(1)	60,521	3,982,282
Smith International Inc.(2)	128,259	4,272,307
Tidewater Inc.	13,381	651,253

		23,092,212
PACKAGING & CONTAINERS—0.28%
Ball Corp.	9,455	347,377
Crown Holdings Inc.(1)	100,361	1,599,754
Pactiv Corp.(1)	9,715	170,207
Sealed Air Corp.(1)	17,650	837,669

		2,955,007
PHARMACEUTICALS—4.03%
Allergan Inc.	78,754	7,215,441
American Pharmaceutical Partners Inc.(1)	12,389	565,682
Barr Pharmaceuticals Inc.(1)	62,377	3,425,745

Cephalon Inc.(1)	35,071	1,627,996
Endo Pharmaceuticals Holdings Inc.(1)	30,861	823,063
Express Scripts Inc.(1)	75,054	4,668,359
Forest Laboratories Inc.(1)	212,176	8,268,499
Hospira Inc.(1)	46,133	1,890,069
ImClone Systems Inc.(1)	41,792	1,314,358
IVAX Corp.(1)	121,706	3,208,170
Kos Pharmaceuticals Inc.(1)	8,142	544,944
Mylan Laboratories Inc.	37,522	722,674
Omnicare Inc.	19,855	1,116,447
OSI Pharmaceuticals Inc.(1)(2)	30,977	905,767
Sepracor Inc.(1)	63,291	3,733,536
Valeant Pharmaceuticals International	55,789	1,120,243
VCA Antech Inc.(1)(2)	49,719	1,268,829

		42,419,822
PIPELINES—1.48%
Equitable Resources Inc.	66,319	2,590,420
Kinder Morgan Inc.	53,633	5,157,349
Questar Corp.	12,251	1,079,558
Western Gas Resources Inc.	31,873	1,632,854
Williams Companies Inc.	204,708	5,127,935

		15,588,116
REAL ESTATE—0.56%
CB Richard Ellis Group Inc. Class A(1)	30,249	1,488,251
Forest City Enterprises Inc. Class A	39,858	1,518,590
St. Joe Co. (The)	45,896	2,866,205

		5,873,046
REAL ESTATE INVESTMENT TRUSTS—1.24%
CenterPoint Properties Trust	2,979	133,459
Federal Realty Investment Trust(2)	12,219	744,504
General Growth Properties Inc.	53,367	2,397,779
Global Signal Inc.	9,040	404,450
KKR Financial Corp.(1)	2,511	55,845
Macerich Co. (The)(2)	10,815	702,326
Mills Corp.	33,890	1,866,661
New Century Financial Corp.	14,818	537,449
ProLogis	12,673	561,541
Public Storage Inc.(2)	39,197	2,626,199
SL Green Realty Corp.	2,292	156,269
United Dominion Realty Trust Inc.	34,676	821,821
Ventas Inc.	62,197	2,002,743

		13,011,046
RETAIL—7.97%
Abercrombie & Fitch Co. Class A	52,096	2,596,986
Advance Auto Parts Inc.(1)	64,778	2,505,613
American Eagle Outfitters Inc.	71,840	1,690,395
AnnTaylor Stores Corp.(1)	20,738	550,594
Applebee’s International Inc.	49,017	1,014,162
AutoZone Inc.(1)	34,101	2,838,908
Barnes & Noble Inc.	8,305	313,098
Bebe Stores Inc.	11,376	199,080
Bed Bath & Beyond Inc.(1)	177,579	7,135,124
Brinker International Inc.(1)	53,594	2,012,991
CarMax Inc.(1)(2)	63,056	1,971,761
CBRL Group Inc.	13,728	462,084
Cheesecake Factory (The)(1)(2)	47,172	1,473,653
Chico’s FAS Inc.(1)	108,683	3,999,534
Circuit City Stores Inc.	48,355	829,772
Claire’s Stores Inc.	49,107	1,184,952

Copart Inc.(1)	40,602	969,170
Darden Restaurants Inc.	94,631	2,873,943
Dick’s Sporting Goods Inc.(1)(2)	20,990	632,009
Dollar General Corp.	198,547	3,641,352
Dollar Tree Stores Inc.(1)(2)	45,207	978,732
Family Dollar Stores Inc.	77,276	1,535,474
Foot Locker Inc.	49,197	1,079,382
Limited Brands Inc.	208,617	4,262,045
Men’s Wearhouse Inc. (The)(1)	29,264	781,349
Michaels Stores Inc.	82,447	2,725,698
MSC Industrial Direct Co. Inc. Class A	28,111	932,442
Neiman-Marcus Group Inc. Class A	4,516	451,374
Nordstrom Inc.	132,617	4,551,415
O’Reilly Automotive Inc.(1)	60,394	1,701,903
Outback Steakhouse Inc.(2)	35,540	1,300,764
Panera Bread Co. Class A(1)	16,316	835,053
Penney (J.C.) Co. Inc.	46,922	2,225,041
PETsMART Inc.	86,695	1,888,217
RadioShack Corp.(2)	94,016	2,331,597
Ross Stores Inc.	89,244	2,115,083
Saks Inc.(1)	10,548	195,138
7-Eleven Inc.(1)	15,762	561,285
Sonic Corp.(1)(2)	36,560	999,916
Tiffany & Co.	34,835	1,385,388
TJX Companies Inc.	290,227	5,943,849
Urban Outfitters Inc.(1)(2)	64,962	1,909,883
Wendy’s International Inc.	35,831	1,617,770
Williams-Sonoma Inc.(1)(2)	69,722	2,673,839

		83,877,818
SAVINGS & LOANS—0.51%
Hudson City Bancorp Inc.	360,781	4,293,294
People’s Bank	35,626	1,032,441

		5,325,735
SEMICONDUCTORS—7.68%
Advanced Micro Devices Inc.(1)	125,247	3,156,224
Agere Systems Inc.(1)	109,194	1,136,710
Altera Corp.(1)	224,317	4,286,698
Analog Devices Inc.	223,415	8,297,633
Broadcom Corp. Class A(1)	167,070	7,837,254
Cree Inc.(1)(2)	45,470	1,137,659
Freescale Semiconductor Inc. Class B(1)	30,109	709,970
International Rectifier Corp.(1)(2)	33,395	1,505,447
Intersil Corp. Class A	44,258	963,939
KLA-Tencor Corp.	118,864	5,795,809
Lam Research Corp.(1)	83,716	2,550,827
Linear Technology Corp.	184,754	6,944,903
LSI Logic Corp.(1)	86,715	854,143
Maxim Integrated Products Inc.	198,032	8,446,065
MEMC Electronic Materials Inc.(1)	83,521	1,903,444
Microchip Technology Inc.	126,012	3,795,481
Micron Technology Inc.(1)	176,587	2,348,607
National Semiconductor Corp.	210,752	5,542,778
Novellus Systems Inc.	38,288	960,263
NVIDIA Corp.(1)(2)	102,655	3,519,013
QLogic Corp.(1)	55,486	1,897,621
Teradyne Inc.(1)	82,226	1,356,729
Xilinx Inc.	210,414	5,860,030

		80,807,247

SOFTWARE—4.75%
Activision Inc.(1)	108,129	2,211,238
Autodesk Inc.	137,658	6,392,838
Avid Technology Inc.(1)	23,620	977,868
BEA Systems Inc.(1)	14,709	132,087
BMC Software Inc.(1)	58,236	1,228,780
Cerner Corp.(1)(2)	18,061	1,570,043
Certegy Inc.	34,255	1,370,885
Citrix Systems Inc.(1)	102,237	2,570,238
Compuware Corp.(1)	104,869	996,255
Dun & Bradstreet Corp.(1)	41,140	2,709,892
Fair Isaac Corp.(2)	30,775	1,378,720
Fiserv Inc.(1)	115,486	5,297,343
Global Payments Inc.	19,815	1,540,022
Hyperion Solutions Corp.(1)	24,349	1,184,579
IMS Health Inc.	136,950	3,447,031
Intuit Inc.(1)	99,510	4,459,043
Mercury Interactive Corp.(1)(2)	52,315	2,071,674
NAVTEQ Corp.(1)(2)	54,156	2,705,092
Pixar Inc.(1)	32,399	1,442,079
Red Hat Inc.(1)(2)	106,782	2,262,711
Salesforce.com Inc.(1)	41,317	955,249
SEI Investments Co.	38,349	1,441,155
Siebel Systems Inc.	36,933	381,518
Take-Two Interactive Software Inc.(1)	36,507	806,440
Total System Services Inc.	22,619	527,249

		50,060,029
TELECOMMUNICATIONS—2.65%
Alamosa Holdings Inc.(1)	80,383	1,375,353
American Tower Corp. Class A(1)(2)	225,662	5,630,267
Andrew Corp.(1)	25,165	280,590
Avaya Inc.(1)	204,624	2,107,627
Comverse Technology Inc.(1)	107,757	2,830,776
Crown Castle International Corp.(1)	85,762	2,112,318
Harris Corp.	67,613	2,826,223
JDS Uniphase Corp.(1)	480,848	1,067,483
Nextel Partners Inc. Class A(1)(2)	92,111	2,311,986
NII Holdings Inc. Class B(1)(2)	37,519	3,168,480
PanAmSat Holding Corp.	12,652	306,178
Scientific-Atlanta Inc.	78,430	2,941,909
Telephone & Data Systems Inc.(2)	7,876	307,164
United States Cellular Corp.(1)	3,008	160,687
West Corp.(1)	12,439	465,094

		27,892,135
TEXTILES—0.39%
Cintas Corp.	84,831	3,482,313
Mohawk Industries Inc.(1)	7,309	586,547

		4,068,860
TOYS, GAMES & HOBBIES—0.11%
Marvel Entertainment Inc.(1)(2)	40,312	720,375
Mattel Inc.	28,005	467,123

		1,187,498
TRANSPORTATION—1.29%
CH Robinson Worldwide Inc.	51,728	3,316,799
CNF Inc.	31,803	1,669,657
Expeditors International Washington Inc.(2)	64,428	3,658,222
Hunt (J.B.) Transport Services Inc.	70,933	1,348,436
Landstar System Inc.	36,084	1,444,443
Norfolk Southern Corp.	35,903	1,456,226
Ryder System Inc.	14,263	488,080
Swift Transportation Co. Inc.(1)	11,922	211,019

		13,592,882

WATER—0.02%
Aqua America Inc.(2)	6,094	231,694

		231,694

TOTAL COMMON STOCKS (Cost: $933,875,687)		1,052,635,859

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.48%
CERTIFICATES OF DEPOSIT(3)—0.57%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$235,066	235,066
Bank of Nova Scotia
3.63%, 01/03/06	188,053	188,038
Credit Suisse First Boston
3.67%, 05/09/06	470,132	470,132
Danske Bank
3.70%, 10/17/05	470,132	470,127
Dexia Credit Local
3.78%, 08/30/06	235,066	235,024
Fortis Bank NY
3.83% - 3.84%, 01/25/06	705,198	705,202
HBOS Treasury Services PLC
3.39%, 12/14/05	282,079	282,079
HSBC Bank USA N.A.
3.72%, 08/03/06	235,066	235,136
Nordea Bank PLC
3.63%, 10/02/06	282,079	282,013
Royal Bank of Scotland
3.78%, 06/27/06	235,066	235,040
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	728,705	728,594
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	1,292,864	1,292,897
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	376,106	376,106
Wells Fargo Bank N.A.
3.73%, 10/06/05	258,573	258,572

		5,994,026
COMMERCIAL PAPER(3)—3.92%
Alpine Securitization Corp.
3.72%, 10/19/05	940,265	938,710
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	4,629,097	4,617,991
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	1,571,182	1,567,525
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	1,645,463	1,644,747
Barton Capital Corp.
3.74%, 10/14/05	705,198	704,393
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	940,265	940,265
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	560,755	558,766

Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	1,650,451	1,648,449
Cantabric Finance LLC
3.73%, 10/31/05	180,752	180,227
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	267,458	267,077
Chesham Finance LLC
3.68%, 10/11/05	470,132	469,748
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	354,315	353,677
CRC Funding LLC
3.78%, 10/24/05	258,573	258,003
Dorada Finance Inc.
3.76%, 01/26/06	47,013	46,449
Fairway Finance LLC
3.75%, 10/20/05	188,053	188,052
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	421,680	421,408
Ford Credit Auto Receivables
3.77%, 10/17/05	409,015	408,415
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	2,253,194	2,247,980
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	2,321,631	2,319,035
General Electric Capital Corp.
3.72%, 10/14/05	2,350,662	2,347,990
Georgetown Funding Co. LLC
3.82%, 11/02/05	918,775	915,850
Giro Funding Corp.
3.66%, 10/06/05	235,066	234,994
Grampian Funding LLC
3.84%, 01/31/06	470,132	464,115
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	235,066	235,066
HSBC PLC
3.88%, 02/03/06	141,040	139,170
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	702,994	702,324
Landale Funding LLC
3.74%, 10/17/05	940,265	938,897
Leafs LLC
3.80%, 01/20/06 - 02/21/06(4)	493,591	493,591
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	494,969	494,487
Lockhart Funding LLC
3.71%, 10/13/05	195,829	195,627
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	893,251	891,896
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	838,998	838,049
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	1,316,370	1,313,202
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	896,406	894,277
Prudential Funding LLC
3.71%, 10/13/05	470,132	469,648
Ranger Funding Co. LLC
3.67%, 10/04/05	259,245	259,219
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	470,132	463,137
Sedna Finance Inc.
3.92%, 02/21/06	117,533	115,729
Societe Generale
3.77%, 10/07/05	609,527	609,271

Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	1,924,388	1,922,298
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	1,166,248	1,164,758
Three Pillars Funding Corp.
3.65%, 10/03/05	282,079	282,079
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	683,939	682,143
Tulip Funding Corp.
3.79%, 12/01/05	211,560	210,245
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	3,525,992	3,525,131
Windmill Funding Corp.
3.78%, 10/25/05	305,586	304,880
Yorktown Capital LLC
3.75%, 10/20/05	399,612	398,905

		41,287,895
LOAN PARTICIPATIONS(3)—0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	235,066	235,066

		235,066
MEDIUM-TERM NOTES(3)—0.08%
Dorada Finance Inc.
3.93%, 07/07/06(4)	145,741	145,730
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06(4)	752,212	752,135

		897,865
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78%(5)(6)	416,003	416,003

		416,003
REPURCHASE AGREEMENTS(3)—2.47%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $14,813,931 and effective yields of 3.75% - 3.88%.(7)	$14,809,168	14,809,168
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $11,169,272 and an effective yield of 3.90%.(7)	11,165,643	11,165,643

		25,974,811
TIME DEPOSITS(3)—0.25%
Chase Bank USA N.A.
3.88%, 10/03/05	512,110	512,110
Lloyds TSB Bank PLC
3.90%, 10/03/05	470,132	470,132
Rabobank Nederland NV
3.89%, 10/03/05	1,645,463	1,645,463

		2,627,705

VARIABLE & FLOATING RATE NOTES(3)—4.13%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06(4)	874,446	874,451
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	1,621,956	1,621,954
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	775,718	775,718
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	1,057,798	1,057,847
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06(4)	1,433,904	1,434,945
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06(4)	305,586	305,586
Bank of America N.A.
3.81%, 08/10/06	2,350,662	2,350,662
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06(4)	1,617,255	1,617,212
BMW US Capital LLC
3.74%, 09/15/06(4)	470,132	470,132
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	893,251	893,215
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06(4)	1,264,656	1,264,610
Commodore CDO Ltd.
3.91%, 06/13/06(4)	117,533	117,533
Credit Suisse First Boston
3.77%, 07/19/06	1,175,331	1,175,331
DEPFA Bank PLC
3.88%, 09/15/06	470,132	470,132
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06(4)	747,510	747,543
Eli Lilly Services Inc.
3.66%, 09/01/06(4)	470,132	470,132
Fairway Finance LLC
3.78%, 01/20/06	235,066	235,063
Fifth Third Bancorp
3.79%, 09/22/06(4)	940,265	940,265
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06(4)	329,093	329,099
General Electric Capital Corp.
3.80%, 10/06/06	211,560	211,754
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	117,533	117,533
Hartford Life Global Funding Trust
3.76%, 08/15/06	470,132	470,132
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06(4)	1,410,397	1,410,396
HSBC Bank USA N.A.
3.95%, 05/04/06	164,546	164,624
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06(4)	1,363,384	1,363,395
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06(4)	1,833,516	1,833,676
Lothian Mortgages PLC
3.82%, 01/24/06	470,132	470,132
Marshall & Ilsley Bank
3.90%, 02/20/06	470,132	470,349
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06(4)	940,265	940,641
Natexis Banques Populaires
3.80%, 10/16/06(4)	352,599	352,599
National City Bank (Ohio)
3.62%, 01/06/06	235,066	235,048

Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06(4)	1,739,490	1,739,632
Nordea Bank AB
3.71%, 08/11/06(4)	822,732	822,732
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06(4)	1,504,423	1,504,448
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06(4)	1,278,760	1,278,760
Principal Life Income Funding Trusts
3.74%, 05/10/06	352,599	352,610
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	1,569,067	1,568,756
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06(4)	399,612	399,597
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06(4)	2,096,790	2,096,791
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06(4)	470,132	470,132
Strips III LLC
3.88%, 07/24/06(4)(8)	135,160	135,160
SunTrust Bank
3.63%, 04/28/06	705,198	705,198
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06(4)	1,048,395	1,048,289
Toyota Motor Credit Corp.
3.87%, 04/10/06	211,560	211,558
Unicredito Italiano SpA
3.80%, 06/14/06	611,172	611,021
Union Hamilton Special Funding LLC
4.00%, 03/28/06	470,132	470,132
US Bank N.A.
3.77%, 09/29/06	211,560	211,505
Wachovia Asset Securitization Inc.
3.82%, 10/25/05(4)	1,085,771	1,085,771
Wells Fargo & Co.
3.76%, 09/15/06(4)	235,066	235,088
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06(4)	1,057,798	1,057,738
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06(4)	1,203,539	1,203,502
Winston Funding Ltd.
3.71%, 10/23/05(4)	335,674	335,674
World Savings Bank
3.69%, 03/09/06	705,198	705,182

		43,440,985
TOTAL SHORT-TERM INVESTMENTS (Cost: $120,874,356)

		120,874,356

TOTAL INVESTMENTS IN SECURITIES — 111.47% (Cost: $1,054,750,043)		1,173,510,215
Other Assets, Less Liabilities — (11.47)%		(120,775,717)

NET ASSETS — 100.00%		$1,052,734,498

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—100.06%
ADVERTISING—0.07%
Interpublic Group of Companies Inc.(1)	49,183	$572,490
Lamar Advertising Co.(1)	12,758	578,703

		1,151,193
AEROSPACE & DEFENSE—0.25%
Alliant Techsystems Inc.(1)	9,396	701,411
L-3 Communications Holdings Inc.	44,273	3,500,666

		4,202,077
AGRICULTURE—1.54%
Archer-Daniels-Midland Co.	587,797	14,495,074
Loews Corp. - Carolina Group	60,742	2,407,205
Reynolds American Inc.	76,508	6,351,694
UST Inc.	69,878	2,925,093

		26,179,066
AIRLINES—0.31%
Southwest Airlines Co.	356,035	5,287,120

		5,287,120
APPAREL—0.93%
Columbia Sportswear Co.(1)(2)	10,381	481,678
Jones Apparel Group Inc.	115,211	3,283,513
Liz Claiborne Inc.	97,807	3,845,771
Polo Ralph Lauren Corp.	37,623	1,892,437
Reebok International Ltd.	32,498	1,838,412
VF Corp.	78,054	4,524,790

		15,866,601
AUTO MANUFACTURERS—0.08%
PACCAR Inc.	21,027	1,427,523

		1,427,523
AUTO PARTS & EQUIPMENT—1.12%
Autoliv Inc.	79,475	3,457,162
BorgWarner Inc.	43,684	2,466,399
Delphi Corp.(2)	430,049	1,186,935
Goodyear Tire & Rubber Co. (The)(1)(2)	71,612	1,116,431
Johnson Controls Inc.	147,800	9,170,990
TRW Automotive Holdings Corp.(1)	58,198	1,707,529

		19,105,446
BANKS—8.59%
AmSouth Bancorp	315,971	7,981,427
Associated Bancorp(2)	116,079	3,538,088
Bank of Hawaii Corp.	41,476	2,041,449
BOK Financial Corp.	20,401	982,716
City National Corp.	36,942	2,589,265

Colonial BancGroup Inc. (The)	138,942	3,112,301
Comerica Inc.	151,117	8,900,791
Commerce Bancorp Inc.(2)	16,772	514,733
Commerce Bancshares Inc.(2)	53,618	2,760,255
Compass Bancshares Inc.(2)	110,910	5,083,005
Cullen/Frost Bankers Inc.	43,033	2,123,248
First Horizon National Corp.(2)	111,069	4,037,358
FirstMerit Corp.	75,033	2,010,134
Fulton Financial Corp.(2)	141,877	2,376,440
Hibernia Corp. Class A	140,642	4,224,886
Huntington Bancshares Inc.	207,878	4,671,019
International Bancshares Corp.	41,183	1,223,135
KeyCorp	365,003	11,771,347
M&T Bank Corp.	68,380	7,228,450
Marshall & Ilsley Corp.	204,968	8,918,158
Mellon Financial Corp.	350,862	11,217,058
Mercantile Bankshares Corp.(2)	71,121	3,831,999
North Fork Bancorp Inc.	427,609	10,904,029
Northern Trust Corp.	77,107	3,897,759
Popular Inc.(2)	239,019	5,789,040
Sky Financial Group Inc.(2)	85,630	2,407,059
South Financial Group Inc. (The)	64,519	1,731,690
TCF Financial Corp.	34,109	912,416
TD Banknorth Inc.	72,702	2,191,238
UnionBanCal Corp.	50,614	3,528,808
Valley National Bancorp(2)	96,907	2,219,170
Webster Financial Corp.	48,030	2,159,429
Whitney Holding Corp.(2)	56,449	1,526,381
Wilmington Trust Corp.	60,317	2,198,555
Zions Bancorporation	80,267	5,715,813

		146,318,649
BEVERAGES—0.91%
Brown-Forman Corp. Class B	3,865	230,122
Coca-Cola Enterprises Inc.	269,897	5,262,991
Constellation Brands Inc.(1)	128,316	3,336,216
Molson Coors Brewing Co. Class B	41,896	2,681,763
Pepsi Bottling Group Inc.	93,788	2,677,647
PepsiAmericas Inc.	61,069	1,388,098

		15,576,837
BIOTECHNOLOGY—0.67%
Biogen Idec Inc.(1)	170,732	6,740,499
Charles River Laboratories International Inc.(1)	34,331	1,497,518
Chiron Corp.(1)(2)	6,049	263,857
Invitrogen Corp.(1)	22,262	1,674,770
Millennium Pharmaceuticals Inc.(1)(2)	137,459	1,282,492

		11,459,136
BUILDING MATERIALS—0.42%
Lafarge North America Inc.	30,654	2,072,517
Martin Marietta Materials Inc.	6,993	548,671
USG Corp.(1)	33,063	2,272,089
Vulcan Materials Co.	30,738	2,281,067

		7,174,344
CHEMICALS—3.12%
Airgas Inc.	52,980	1,569,797
Albemarle Corp.(2)	32,807	1,236,824
Ashland Inc.	58,214	3,215,741
Cabot Corp.(2)	52,529	1,733,982
Celanese Corp. Class A	44,881	774,197
Chemtura Corp.	132,290	1,643,042

Cytec Industries Inc.	36,050	1,563,849
Eastman Chemical Co.	71,878	3,376,110
Engelhard Corp.	110,337	3,079,506
FMC Corp.(1)	34,707	1,985,935
Huntsman Corp.(1)	54,189	1,059,395
Lubrizol Corp.	60,556	2,623,891
Lyondell Chemical Co.	178,342	5,104,148
Mosaic Co. (The)(1)(2)	115,624	1,852,296
PPG Industries Inc.	153,683	9,096,497
Rohm & Haas Co.	133,296	5,482,464
RPM International Inc.	105,447	1,940,225
Sigma-Aldrich Corp.	55,877	3,579,481
Valhi Inc.	7,933	142,635
Valspar Corp. (The)	90,888	2,032,256

		53,092,271
COAL—0.26%
Arch Coal Inc.(2)	36,838	2,486,565
CONSOL Energy Inc.	24,744	1,887,225

		4,373,790
COMMERCIAL SERVICES—1.70%
ADESA Inc.	80,156	1,771,448
Convergys Corp.(1)	127,624	1,833,957
Deluxe Corp.	45,347	1,821,136
Donnelley (R.R.) & Sons Co.	190,928	7,077,701
Equifax Inc.	29,336	1,025,000
Hewitt Associates Inc. Class A(1)	15,630	426,386
Interactive Data Corp.	17,159	388,651
Laureate Education Inc.(1)	4,264	208,808
Manpower Inc.	59,450	2,638,985
McKesson Corp.	162,461	7,708,774
Rent-A-Center Inc.(1)	22,451	433,529
Service Corp. International(2)	276,909	2,295,576
ServiceMaster Co. (The)	101,607	1,375,759

		29,005,710
COMPUTERS—2.30%
Affiliated Computer Services Inc. Class A(1)	38,443	2,098,988
BISYS Group Inc. (The)(1)	62,117	834,231
Cadence Design Systems Inc.(1)	133,641	2,159,639
Ceridian Corp.(1)	69,731	1,446,918
Computer Sciences Corp.(1)	171,061	8,092,896
Diebold Inc.	5,873	202,384
Electronic Data Systems Corp.	357,654	8,025,756
NCR Corp.(1)	125,693	4,010,864
Reynolds & Reynolds Co. (The) Class A	50,491	1,383,958
SanDisk Corp.(1)	39,337	1,898,010
Sun Microsystems Inc.(1)	1,249,623	4,898,522
Synopsys Inc.(1)	108,612	2,052,767
Unisys Corp.(1)	304,051	2,018,899

		39,123,832
COSMETICS & PERSONAL CARE—0.13%
Alberto-Culver Co.	48,349	2,163,618

		2,163,618
DISTRIBUTION & WHOLESALE—0.74%
Genuine Parts Co.	156,156	6,699,092
Grainger (W.W.) Inc.	56,272	3,540,634
Ingram Micro Inc. Class A(1)	57,191	1,060,321
Tech Data Corp.(1)(2)	37,141	1,363,446

		12,663,493

DIVERSIFIED FINANCIAL SERVICES—2.91%
AmeriCredit Corp.(1)(2)	76,995	1,837,871
Ameritrade Holding Corp.(1)	133,322	2,863,757
Bear Stearns Companies Inc. (The)	101,769	11,169,148
CapitalSource Inc.(1)(2)	15,142	330,096
CIT Group Inc.	188,422	8,512,906
E*TRADE Financial Corp.(1)	329,775	5,804,040
Edwards (A.G.) Inc.	68,879	3,017,589
Federated Investors Inc. Class B	6,041	200,742
IndyMac Bancorp Inc.(2)	26,572	1,051,720
Instinet Group Inc.	85,629	425,576
Janus Capital Group Inc.(2)	202,744	2,929,651
Jefferies Group Inc.(2)	46,006	2,003,561
Providian Financial Corp.(1)	219,030	3,872,450
Raymond James Financial Inc.(2)	56,677	1,820,465
Refco Inc.(1)	6,047	170,949
Thornburg Mortgage Inc.(2)	89,891	2,252,668
Westcorp Inc.	13,783	811,819
WFS Financial Inc.	5,881	395,144

		49,470,152
ELECTRIC—11.64%
Allegheny Energy Inc.(1)(2)	145,438	4,467,855
Alliant Energy Corp.	103,874	3,025,850
Ameren Corp.	175,390	9,381,611
American Electric Power Co. Inc.	343,834	13,650,210
CenterPoint Energy Inc.	276,493	4,111,451
Cinergy Corp.	177,538	7,884,463
CMS Energy Corp.(1)(2)	195,686	3,219,035
Consolidated Edison Inc.	217,648	10,566,810
Constellation Energy Group Inc.	158,934	9,790,334
DPL Inc.	113,057	3,142,985
DTE Energy Co.	155,909	7,149,987
Edison International	291,721	13,792,569
Energy East Corp.	131,754	3,318,883
Great Plains Energy Inc.	66,922	2,001,637
Hawaiian Electric Industries Inc.(2)	72,506	2,021,467
MDU Resources Group Inc.(2)	105,929	3,776,369
Northeast Utilities	115,589	2,306,001
NRG Energy Inc.(1)(2)	77,801	3,314,323
NSTAR	95,343	2,757,320
OGE Energy Corp.	80,573	2,264,101
Pepco Holdings Inc.	168,900	3,930,303
PG&E Corp.(2)	331,355	13,005,684
Pinnacle West Capital Corp.	87,992	3,878,687
PNM Resources Inc.	61,685	1,768,509
PPL Corp.	339,778	10,985,023
Progress Energy Inc.	222,638	9,963,050
Public Service Enterprise Group Inc.	213,748	13,756,821
Puget Energy Inc.	89,780	2,108,034
Reliant Energy Inc.(1)	269,172	4,156,016
SCANA Corp.	101,561	4,289,937
TECO Energy Inc.(2)	185,137	3,336,169
Westar Energy Inc.	77,726	1,875,528
Wisconsin Energy Corp.	104,669	4,178,386
WPS Resources Corp.(2)	33,938	1,961,616
Xcel Energy Inc.(2)	360,059	7,060,757

		198,197,781
ELECTRICAL COMPONENTS & EQUIPMENT—0.28%
Energizer Holdings Inc.(1)	11,512	652,730
Hubbell Inc. Class B(2)	51,555	2,419,476

Molex Inc.	64,257	1,714,377

		4,786,583
ELECTRONICS—1.59%
Agilent Technologies Inc.(1)	71,860	2,353,415
Applera Corp. - Applied Biosystems Group	176,548	4,102,976
Arrow Electronics Inc.(1)(2)	107,051	3,357,119
Avnet Inc.(1)(2)	96,944	2,370,281
AVX Corp.(2)	36,002	458,665
Fisher Scientific International Inc.(1)	50,926	3,159,958
Mettler Toledo International Inc.(1)	8,903	453,875
PerkinElmer Inc.	55,495	1,130,433
Sanmina-SCI Corp.(1)	234,861	1,007,554
Solectron Corp.(1)	450,156	1,760,110
Symbol Technologies Inc.	32,760	317,117
Tektronix Inc.	60,044	1,514,910
Thermo Electron Corp.(1)	91,453	2,825,898
Thomas & Betts Corp.(1)	29,612	1,018,949
Vishay Intertechnology Inc.(1)	106,434	1,271,886

		27,103,146
ENGINEERING & CONSTRUCTION—0.04%
Jacobs Engineering Group Inc.(1)(2)	10,143	683,638

		683,638
ENTERTAINMENT—0.12%
International Speedway Corp. Class A	27,891	1,463,441
Warner Music Group Corp.(1)	29,157	539,696

		2,003,137
ENVIRONMENTAL CONTROL—0.32%
Allied Waste Industries Inc.(1)(2)	129,939	1,097,985
Republic Services Inc.	122,802	4,333,683

		5,431,668
FOOD—4.47%
Albertson’s Inc.(2)	330,452	8,476,094
Campbell Soup Co.	102,733	3,056,307
ConAgra Foods Inc.	463,667	11,475,758
Dean Foods Co.(1)	134,677	5,233,548
Del Monte Foods Co.(1)	178,824	1,918,782
Heinz (H.J.) Co.	145,361	5,311,491
Hormel Foods Corp.	66,457	2,192,416
Kroger Co.(1)	652,513	13,435,243
McCormick & Co. Inc. NVS	39,312	1,282,751
Pilgrim’s Pride Corp.	13,439	489,180
Safeway Inc.	401,255	10,272,128
Smithfield Foods Inc.(1)	77,241	2,292,513
Smucker (J.M.) Co. (The)(2)	45,912	2,228,568
SUPERVALU Inc.	121,763	3,789,265
TreeHouse Foods Inc.(1)(2)	26,807	720,572
Tyson Foods Inc. Class A	216,384	3,905,731

		76,080,347
FOREST PRODUCTS & PAPER—1.74%
Georgia-Pacific Corp.	249,159	8,486,356
Louisiana-Pacific Corp.	110,410	3,057,253
MeadWestvaco Corp.	177,814	4,911,223
Plum Creek Timber Co. Inc.	164,641	6,241,540
Rayonier Inc.(2)	44,899	2,587,080
Temple-Inland Inc.(2)	104,299	4,260,614

		29,544,066

GAS—2.43%
AGL Resources Inc.	68,898	2,556,805
Atmos Energy Corp.	71,731	2,026,401
Energen Corp.	65,467	2,832,102
KeySpan Corp.	155,981	5,736,981
NiSource Inc.	243,305	5,900,146
ONEOK Inc.	91,146	3,100,787
Piedmont Natural Gas Co.(2)	68,809	1,731,923
Sempra Energy	229,320	10,791,799
Southern Union Co.(1)	81,906	2,110,718
UGI Corp.	92,674	2,608,773
Vectren Corp.(2)	68,273	1,935,540

		41,331,975
HAND & MACHINE TOOLS—0.34%
Black & Decker Corp.	32,106	2,635,582
Snap-On Inc.	55,367	1,999,856
Stanley Works (The)	25,763	1,202,617

		5,838,055
HEALTH CARE - PRODUCTS—0.15%
Bausch & Lomb Inc.	5,550	447,774
Cooper Companies Inc.	7,876	603,380
Hillenbrand Industries Inc.	32,852	1,545,687

		2,596,841
HEALTH CARE - SERVICES—0.86%
Community Health Systems Inc.(1)	15,055	584,285
Health Management Associates Inc. Class A	22,347	524,484
Health Net Inc.(1)	41,284	1,953,559
Humana Inc.(1)	35,871	1,717,503
PacifiCare Health Systems Inc.(1)	31,836	2,539,876
Sierra Health Services Inc.(1)	3,809	262,326
Tenet Healthcare Corp.(1)(2)	358,045	4,020,845
Triad Hospitals Inc.(1)	48,004	2,173,141
Universal Health Services Inc. Class B(2)	12,933	615,999
WellChoice Inc.(1)	4,308	326,977

		14,718,995
HOLDING COMPANIES - DIVERSIFIED—0.18%
Leucadia National Corp.	72,523	3,125,741

		3,125,741
HOME BUILDERS—1.45%
Beazer Homes USA Inc.(2)	21,792	1,278,537
Centex Corp.	54,078	3,492,357
Horton (D.R.) Inc.	66,092	2,393,852
KB Home(2)	12,330	902,556
Lennar Corp. Class A	51,603	3,083,795
M.D.C. Holdings Inc.	11,000	867,790
Meritage Homes Corp.(1)(2)	20,207	1,549,069
Pulte Homes Inc.(2)	192,107	8,245,232
Ryland Group Inc.	8,787	601,207
Standard-Pacific Corp.	53,324	2,213,479

		24,627,874
HOME FURNISHINGS—0.26%
Whirlpool Corp.(2)	58,863	4,460,050

		4,460,050
HOUSEHOLD PRODUCTS & WARES—0.74%
American Greetings Corp. Class A	57,735	1,581,939
Avery Dennison Corp.	32,462	1,700,684

Clorox Co. (The)	137,992	7,664,076
Scotts Miracle-Gro Co. (The) Class A	17,193	1,511,780
Spectrum Brands Inc.(1)	9,022	212,468

		12,670,947
HOUSEWARES—0.27%
Newell Rubbermaid Inc.	202,250	4,580,962

		4,580,962
INSURANCE—9.15%
Alleghany Corp.(1)	4,392	1,343,952
Allmerica Financial Corp.(1)	45,750	1,882,155
Ambac Financial Group Inc.	75,497	5,440,314
American Financial Group Inc.	42,244	1,433,339
American National Insurance Co.	7,080	843,370
AmerUs Group Co.(2)	35,150	2,016,556
AON Corp.	286,125	9,178,890
Assurant Inc.	104,655	3,983,169
Berkley (W.R.) Corp.	78,575	3,102,141
CIGNA Corp.	117,193	13,812,367
Cincinnati Financial Corp.	157,027	6,577,861
CNA Financial Corp.(1)(2)	20,684	617,831
Commerce Group Inc.	23,569	1,367,473
Conseco Inc.(1)(2)	134,990	2,849,639
Erie Indemnity Co. Class A	30,757	1,622,432
Fidelity National Financial Inc.	144,987	6,454,821
First American Corp.	73,595	3,361,084
Gallagher (Arthur J.) & Co.(2)	14,846	427,713
Genworth Financial Inc. Class A(2)	203,295	6,554,231
HCC Insurance Holdings Inc.	48,121	1,372,892
Jefferson-Pilot Corp.	121,664	6,225,547
Lincoln National Corp.	155,487	8,088,434
Markel Corp.(1)(2)	4,963	1,640,272
MBIA Inc.(2)	117,727	7,136,611
Mercury General Corp.	23,540	1,412,165
MGIC Investment Corp.	84,457	5,422,139
Nationwide Financial Services Inc.	51,201	2,050,600
Old Republic International Corp.	163,466	4,359,638
Philadelphia Consolidated Holding Corp.(1)	2,478	210,382
PMI Group Inc. (The)(2)	83,652	3,335,205
Principal Financial Group Inc.	263,021	12,459,305
Protective Life Corp.	62,197	2,561,272
Radian Group Inc.	77,094	4,093,691
Reinsurance Group of America Inc.	26,470	1,183,209
SAFECO Corp.	114,093	6,090,284
StanCorp Financial Group Inc.	25,115	2,114,683
Torchmark Corp.	93,184	4,922,911
Transatlantic Holdings Inc.	22,301	1,271,157
Unitrin Inc.(2)	22,337	1,060,114
UNUMProvident Corp.(2)	266,503	5,463,312
Wesco Financial Corp.(2)	1,274	435,835

		155,778,996
INTERNET—0.07%
CheckFree Corp.(1)	10,980	415,264
WebMD Corp.(1)	63,324	701,630

		1,116,894
INVESTMENT COMPANIES—0.40%
Allied Capital Corp.(2)	119,525	3,422,001
American Capital Strategies Ltd.(2)	94,775	3,474,452

		6,896,453

IRON & STEEL—0.76%
Nucor Corp.	143,402	8,459,284
United States Steel Corp.(2)	106,618	4,515,272

		12,974,556
LEISURE TIME—0.19%
Brunswick Corp.	22,020	830,815
Sabre Holdings Corp.	117,112	2,375,031

		3,205,846
LODGING—0.48%
Harrah’s Entertainment Inc.	60,684	3,955,990
Starwood Hotels & Resorts Worldwide Inc.	74,453	4,256,478

		8,212,468
MACHINERY—0.27%
Cummins Inc.(2)	21,650	1,904,984
IDEX Corp.	9,229	392,694
Terex Corp.(1)	45,497	2,248,917

		4,546,595
MANUFACTURING—2.26%
AptarGroup Inc.	31,849	1,586,399
Brink’s Co. (The)	13,313	546,632
Carlisle Companies Inc.(2)	13,427	853,554
Dover Corp.	63,847	2,604,319
Eastman Kodak Co.(2)	256,970	6,252,080
Eaton Corp.	96,979	6,163,015
Harsco Corp.	4,585	300,638
ITT Industries Inc.	6,960	790,656
Pall Corp.	101,652	2,795,430
Parker Hannifin Corp.	63,001	4,051,594
Pentair Inc.	14,495	529,068
Roper Industries Inc.	10,743	422,092
SPX Corp.(2)	74,246	3,411,604
Teleflex Inc.(2)	34,222	2,412,651
Textron Inc.	80,943	5,805,232

		38,524,964
MEDIA—1.85%
Belo (A.H.) Corp.	86,057	1,967,263
Hearst-Argyle Television Inc.(2)	26,211	673,361
Knight Ridder Inc.(2)	66,564	3,905,976
Lee Enterprises Inc.(2)	40,712	1,729,446
Liberty Global Inc. Class A(1)	241,261	6,533,348
McClatchy Co. (The) Class A(2)	18,284	1,192,665
New York Times Co. Class A(2)	129,438	3,850,781
Tribune Co.	213,144	7,223,450
Univision Communications Inc. Class A(1)(2)	101,896	2,703,301
Washington Post Co. (The) Class B	656	526,440
Westwood One Inc.(2)	57,526	1,144,192

		31,450,223
METAL FABRICATE & HARDWARE—0.31%
Precision Castparts Corp.(2)	78,380	4,161,978
Timken Co. (The)(2)	39,913	1,182,622

		5,344,600
MINING—0.31%
Phelps Dodge Corp.	40,311	5,237,608

		5,237,608

OFFICE & BUSINESS EQUIPMENT—0.93%
Pitney Bowes Inc.	97,758	4,080,419
Xerox Corp.(1)	857,884	11,710,117

		15,790,536
OFFICE FURNISHINGS—0.03%
Steelcase Inc. Class A(2)	31,185	450,935

		450,935
OIL & GAS—3.47%
Amerada Hess Corp.	69,916	9,613,450
Chesapeake Energy Corp.	176,641	6,756,518
ENSCO International Inc.	38,805	1,807,925
Forest Oil Corp.(1)	47,177	2,457,922
Helmerich & Payne Inc.	15,764	951,988
Kerr-McGee Corp.	103,040	10,006,214
Newfield Exploration Co.(1)	30,963	1,520,283
Noble Energy Inc.	136,254	6,390,313
Pioneer Natural Resources Co.	121,913	6,695,462
Pogo Producing Co.	56,927	3,355,277
Pride International Inc.(1)	65,954	1,880,349
Rowan Companies Inc.	40,046	1,421,233
Sunoco Inc.	26,560	2,076,992
Tesoro Corp.	26,687	1,794,434
Unit Corp.(1)	1,954	108,017
Vintage Petroleum Inc.	48,362	2,208,209

		59,044,586
OIL & GAS SERVICES—0.39%
Cooper Cameron Corp.(1)	9,087	671,802
Dresser-Rand Group Inc.(1)	3,670	90,392
National Oilwell Varco Inc.(1)	64,346	4,233,967
Tidewater Inc.	34,548	1,681,451

		6,677,612
PACKAGING & CONTAINERS—0.96%
Ball Corp.	85,536	3,142,593
Bemis Co. Inc.(2)	95,737	2,364,704
Owens-Illinois Inc.(1)	136,128	2,806,959
Packaging Corp. of America(2)	55,625	1,079,681
Pactiv Corp.(1)	118,772	2,080,885
Sealed Air Corp.(1)	48,990	2,325,065
Sonoco Products Co.	94,898	2,591,664

		16,391,551
PHARMACEUTICALS—1.37%
AmerisourceBergen Corp.(2)	93,277	7,210,312
Hospira Inc.(1)	73,040	2,992,449
King Pharmaceuticals Inc.(1)	216,890	3,335,768
Mylan Laboratories Inc.	139,847	2,693,453
Omnicare Inc.	65,047	3,657,593
Watson Pharmaceuticals Inc.(1)	93,224	3,412,931

		23,302,506
PIPELINES—1.36%
Dynegy Inc. Class A(1)(2)	255,438	1,203,113
El Paso Corp.	576,932	8,019,355
Equitable Resources Inc.	10,789	421,418
Kinder Morgan Inc.	4,586	440,990
National Fuel Gas Co.	74,631	2,552,380
Questar Corp.	57,761	5,089,899
Western Gas Resources Inc.	3,516	180,125
Williams Companies Inc.	207,383	5,194,944

		23,102,224

REAL ESTATE INVESTMENT TRUSTS—9.37%
AMB Property Corp.	77,027	3,458,512
American Financial Realty Trust	113,716	1,614,767
Apartment Investment & Management Co. Class A(2)	87,889	3,408,335
Archstone-Smith Trust(2)	178,589	7,120,343
Arden Realty Group Inc.(2)	60,116	2,474,976
AvalonBay Communities Inc.	65,256	5,592,439
Boston Properties Inc.	99,142	7,029,168
BRE Properties Inc. Class A(2)	46,239	2,057,636
Camden Property Trust(2)	41,622	2,320,427
CarrAmerica Realty Corp.	52,024	1,870,263
CBL & Associates Properties Inc.(2)	39,794	1,631,156
CenterPoint Properties Trust(2)	39,812	1,783,578
Crescent Real Estate Equities Co.	69,628	1,428,070
Developers Diversified Realty Corp.	97,505	4,553,484
Duke Realty Corp.(2)	137,462	4,657,213
Equity Office Properties Trust	364,899	11,935,846
Equity Residential	256,597	9,712,196
Essex Property Trust Inc.(2)	20,694	1,862,460
Federal Realty Investment Trust(2)	28,978	1,765,630
General Growth Properties Inc.(2)	80,873	3,633,624
Health Care Property Investors Inc.(2)	120,148	3,242,795
Health Care REIT Inc.(2)	56,173	2,083,457
Healthcare Realty Trust Inc.(2)	44,998	1,806,220
Hospitality Properties Trust	64,631	2,770,085
Host Marriott Corp.	315,441	5,330,953
HRPT Properties Trust	178,492	2,215,086
iStar Financial Inc.	101,265	4,094,144
Kimco Realty Corp.	177,723	5,584,057
KKR Financial Corp.(1)	28,709	638,488
Liberty Property Trust(2)	80,850	3,439,359
Macerich Co. (The)	39,599	2,571,559
Mack-Cali Realty Corp.	56,018	2,517,449
New Century Financial Corp.	27,840	1,009,757
New Plan Excel Realty Trust Inc.(2)	92,164	2,115,164
Pan Pacific Retail Properties Inc.(2)	36,295	2,391,841
ProLogis(2)	200,983	8,905,557
Public Storage Inc.(2)	15,888	1,064,496
Realty Income Corp.(2)	71,412	1,707,461
Reckson Associates Realty Corp.(2)	72,926	2,519,593
Regency Centers Corp.(2)	56,462	3,243,742
Shurgard Storage Centers Inc. Class A	41,862	2,338,830
SL Green Realty Corp.(2)	33,978	2,316,620
Trizec Properties Inc.	82,729	1,907,731
United Dominion Realty Trust Inc.(2)	71,393	1,692,014
Vornado Realty Trust	107,431	9,305,673
Weingarten Realty Investors	72,092	2,728,682

		159,450,936
RETAIL—3.51%
AnnTaylor Stores Corp.(1)(2)	34,708	921,497
AutoNation Inc.(1)	159,075	3,176,728
Barnes & Noble Inc.	33,748	1,272,300
BJ’s Wholesale Club Inc.(1)	61,995	1,723,461
Borders Group Inc.	65,501	1,452,157
CBRL Group Inc.	22,262	749,339
Circuit City Stores Inc.	97,145	1,667,008
Claire’s Stores Inc.	6,445	155,518
Dillard’s Inc. Class A(2)	60,420	1,261,570
Dollar Tree Stores Inc.(1)	30,418	658,550
Family Dollar Stores Inc.	34,446	684,442

Federated Department Stores Inc.	232,112	15,521,330
Foot Locker Inc.	67,064	1,471,384
Neiman-Marcus Group Inc. Class A	30,376	3,036,081
Office Depot Inc.(1)	282,742	8,397,437
OfficeMax Inc.	67,271	2,130,473
Outback Steakhouse Inc.(2)	3,885	142,191
Penney (J.C.) Co. Inc.	134,330	6,369,929
Rite Aid Corp.(1)(2)	467,462	1,813,753
Saks Inc.(1)	95,860	1,773,410
Tiffany & Co.	78,887	3,137,336
Wendy’s International Inc.	49,695	2,243,729

		59,759,623
SAVINGS & LOANS—1.15%
Astoria Financial Corp.	87,486	2,311,380
Capitol Federal Financial(2)	19,562	669,412
Downey Financial Corp.	18,547	1,129,512
Independence Community Bank Corp.	74,991	2,556,443
New York Community Bancorp Inc.(2)	237,605	3,896,722
Sovereign Bancorp Inc.	326,442	7,194,782
Washington Federal Inc.(2)	77,823	1,755,687

		19,513,938
SEMICONDUCTORS—1.28%
Advanced Micro Devices Inc.(1)	167,817	4,228,988
Freescale Semiconductor Inc. Class B(1)	315,075	7,429,469
International Rectifier Corp.(1)(2)	12,367	557,504
Intersil Corp. Class A	72,901	1,587,784
LSI Logic Corp.(1)	219,228	2,159,396
Micron Technology Inc.(1)	259,151	3,446,708
Novellus Systems Inc.	57,538	1,443,053
Teradyne Inc.(1)	53,636	884,994

		21,737,896
SOFTWARE—0.96%
Avid Technology Inc.(1)	1,945	80,523
BEA Systems Inc.(1)	296,437	2,662,004
BMC Software Inc.(1)	112,361	2,370,817
Compuware Corp.(1)	191,858	1,822,651
Fair Isaac Corp.(2)	14,679	657,619
Novell Inc.(1)	338,526	2,522,019
Siebel Systems Inc.	407,177	4,206,138
Sybase Inc.(1)(2)	80,497	1,885,240
Take-Two Interactive Software Inc.(1)	8,508	187,942

		16,394,953
TELECOMMUNICATIONS—3.65%
ADC Telecommunications Inc.(1)(2)	105,197	2,404,803
American Tower Corp. Class A(1)	21,939	547,378
Andrew Corp.(1)	108,747	1,212,529
Avaya Inc.(1)	124,142	1,278,663
CenturyTel Inc.	117,470	4,109,101
Citizens Communications Co.	304,742	4,129,254
Comverse Technology Inc.(1)	18,771	493,114
Crown Castle International Corp.(1)	69,196	1,704,297
Harris Corp.	19,246	804,483
JDS Uniphase Corp.(1)	751,400	1,668,108
Lucent Technologies Inc.(1)(2)	3,966,509	12,891,154
MCI Inc.	251,809	6,388,394
NTL Inc.(1)	66,698	4,455,426
PanAmSat Holding Corp.	26,539	642,244
Qwest Communications International Inc.(1)	1,350,062	5,535,254
Scientific-Atlanta Inc.	20,312	761,903

Telephone & Data Systems Inc.	85,633	3,339,687
Telewest Global Inc.(1)	219,315	5,033,279
Tellabs Inc.(1)	401,020	4,218,730
United States Cellular Corp.(1)	9,489	506,902

		62,124,703
TEXTILES—0.17%
Mohawk Industries Inc.(1)	35,754	2,869,259

		2,869,259
TOYS, GAMES & HOBBIES—0.48%
Hasbro Inc.	140,060	2,752,179
Mattel Inc.	327,152	5,456,895

		8,209,074
TRANSPORTATION—1.83%
Alexander & Baldwin Inc.	39,276	2,091,054
CSX Corp.	193,865	9,010,845
Laidlaw International Inc.	89,505	2,163,336
Norfolk Southern Corp.	308,745	12,522,697
Overseas Shipholding Group Inc.	27,154	1,583,893
Ryder System Inc.	36,660	1,254,505
Swift Transportation Co. Inc.(1)	20,874	369,470
Yellow Roadway Corp.(1)	51,705	2,141,621

		31,137,421
WATER—0.17%
Aqua America Inc.(2)	76,613	2,912,826

		2,912,826

TOTAL COMMON STOCKS (Cost: $1,575,533,783)		1,703,582,446

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.03%
CERTIFICATES OF DEPOSIT(3)—0.59%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$396,721	396,721
Bank of Nova Scotia
3.63%, 01/03/06	317,377	317,352
Credit Suisse First Boston
3.67%, 05/09/06	793,442	793,442
Danske Bank
3.70%, 10/17/05	793,442	793,433
Dexia Credit Local
3.78%, 08/30/06	396,721	396,649
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,190,164	1,190,169
HBOS Treasury Services PLC
3.39%, 12/14/05	476,065	476,065
HSBC Bank USA N.A.
3.72%, 08/03/06	396,721	396,838
Nordea Bank PLC
3.63%, 10/02/06	476,065	475,954
Royal Bank of Scotland
3.78%, 06/27/06	396,721	396,678
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	1,229,836	1,229,648

Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	2,181,967	2,182,024
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	634,754	634,754
Wells Fargo Bank N.A.
3.73%, 10/06/05	436,393	436,392

		10,116,119
COMMERCIAL PAPER(3)—4.09%
Alpine Securitization Corp.
3.72%, 10/19/05	1,586,885	1,584,261
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	7,812,528	7,793,787
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	2,651,685	2,645,511
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	2,777,049	2,775,840
Barton Capital Corp.
3.74%, 10/14/05	1,190,164	1,188,804
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	1,586,885	1,586,885
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	946,386	943,029
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	2,785,467	2,782,088
Cantabric Finance LLC
3.73%, 10/31/05	305,055	304,170
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	451,389	450,746
Chesham Finance LLC
3.68%, 10/11/05	793,442	792,794
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	597,978	596,900
CRC Funding LLC
3.78%, 10/24/05	436,393	435,431
Dorada Finance Inc.
3.76%, 01/26/06	79,344	78,391
Fairway Finance LLC
3.75%, 10/20/05	317,377	317,376
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	711,670	711,210
Ford Credit Auto Receivables
3.77%, 10/17/05	690,295	689,283
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	3,802,716	3,793,918
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	3,918,217	3,913,836
General Electric Capital Corp.
3.72%, 10/14/05	3,967,212	3,962,703
Georgetown Funding Co. LLC
3.82%, 11/02/05	1,550,617	1,545,680
Giro Funding Corp.
3.66%, 10/06/05	396,721	396,600
Grampian Funding LLC
3.84%, 01/31/06	793,442	783,286
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	396,721	396,721
HSBC PLC
3.88%, 02/03/06	238,033	234,877
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	1,186,442	1,185,311

Landale Funding LLC
3.74%, 10/17/05	1,586,885	1,584,577
Leafs LLC
3.80%, 01/20/06 - 02/21/06(4)	833,033	833,033
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	835,360	834,547
Lockhart Funding LLC
3.71%, 10/13/05	330,501	330,160
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	1,507,541	1,505,254
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	1,415,977	1,414,375
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	2,221,639	2,216,292
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	1,512,865	1,509,272
Prudential Funding LLC
3.71%, 10/13/05	793,442	792,625
Ranger Funding Co. LLC
3.67%, 10/04/05	437,528	437,483
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	793,442	781,636
Sedna Finance Inc.
3.92%, 02/21/06	198,361	195,315
Societe Generale
3.77%, 10/07/05	1,028,698	1,028,267
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	3,247,790	3,244,264
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	1,968,277	1,965,761
Three Pillars Funding Corp.
3.65%, 10/03/05	476,065	476,065
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	1,154,284	1,151,252
Tulip Funding Corp.
3.79%, 12/01/05	357,049	354,831
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	5,950,818	5,949,364
Windmill Funding Corp.
3.78%, 10/25/05	515,738	514,546
Yorktown Capital LLC
3.75%, 10/20/05	674,426	673,232

		69,681,589
LOAN PARTICIPATIONS(3)—0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	396,721	396,721

		396,721
MEDIUM-TERM NOTES(3)—0.09%
Dorada Finance Inc.
3.93%, 07/07/06(4)	245,967	245,948
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06(4)	1,269,508	1,269,378

		1,515,326
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78%(5) (6)	1,467,580	1,467,580

		1,467,580

REPURCHASE AGREEMENTS—2.58%(3)
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value $25,001,474 and effective yields of 3.75% - 3.88%.(7)	$24,993,436	24,993,436
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $18,850,381 and an effective yield of 3.90%.(7)	18,844,257	18,844,257

		43,837,693
TIME DEPOSITS(3)—0.26%
Chase Bank USA N.A.
3.88%, 10/03/05	864,289	864,289
Lloyds TSB Bank PLC
3.90%, 10/03/05	793,442	793,442
Rabobank Nederland NV
3.89%, 10/03/05	2,777,049	2,777,049

		4,434,780
VARIABLE & FLOATING RATE NOTES(3)—4.31%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06(4)	1,475,803	1,475,810
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	2,737,376	2,737,373
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	1,309,180	1,309,180
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	1,785,245	1,785,329
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06(4)	2,419,999	2,421,757
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06(4)	515,738	515,738
Bank of America N.A.
3.81%, 08/10/06	3,967,212	3,967,212
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06(4)	2,729,442	2,729,368
BMW US Capital LLC
3.74%, 09/15/06(4)	793,442	793,442
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	1,507,541	1,507,479
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06(4)	2,134,360	2,134,281
Commodore CDO Ltd.
3.91%, 06/13/06(4)	198,361	198,361
Credit Suisse First Boston
3.77%, 07/19/06	1,983,606	1,983,606
DEPFA Bank PLC
3.88%, 09/15/06	793,442	793,442
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06(4)	1,261,573	1,261,628
Eli Lilly Services Inc.
3.66%, 09/01/06(4)	793,442	793,442
Fairway Finance LLC
3.78%, 01/20/06	396,721	396,715
Fifth Third Bancorp
3.79%, 09/22/06(4)	1,586,885	1,586,885
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06(4)	555,410	555,419

General Electric Capital Corp.
3.80%, 10/06/06	357,049	357,377
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	198,361	198,361
Hartford Life Global Funding Trust
3.76%, 08/15/06	793,442	793,442
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06(4)	2,380,327	2,380,326
HSBC Bank USA N.A.
3.95%, 05/04/06	277,705	277,837
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06(4)	2,300,983	2,301,003
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06(4)	3,094,425	3,094,698
Lothian Mortgages PLC
3.82%, 01/24/06	793,442	793,442
Marshall & Ilsley Bank
3.90%, 02/20/06	793,442	793,809
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06(4)	1,586,885	1,587,522
Natexis Banques Populaires
3.80%, 10/16/06(4)	595,082	595,082
National City Bank (Ohio)
3.62%, 01/06/06	396,721	396,690
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06(4)	2,935,737	2,935,978
Nordea Bank AB
3.71%, 08/11/06(4)	1,388,524	1,388,524
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06(4)	2,539,016	2,539,056
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06(4)	2,158,163	2,158,164
Principal Life Income Funding Trusts
3.74%, 05/10/06	595,082	595,101
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	2,648,114	2,647,590
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06(4)	674,426	674,400
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06(4)	3,538,753	3,538,754
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06(4)	793,442	793,442
Strips III LLC
3.88%, 07/24/06(4)(8)	228,110	228,110
SunTrust Bank
3.63%, 04/28/06	1,190,164	1,190,164
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06(4)	1,769,377	1,769,196
Toyota Motor Credit Corp.
3.87%, 04/10/06	357,049	357,046
Unicredito Italiano SpA
3.80%, 06/14/06	1,031,475	1,031,221
Union Hamilton Special Funding LLC
4.00%, 03/28/06	793,442	793,442
US Bank N.A.
3.77%, 09/29/06	357,049	356,956
Wachovia Asset Securitization Inc.
3.82%, 10/25/05(4)	1,832,456	1,832,456
Wells Fargo & Co.
3.76%, 09/15/06(4)	396,721	396,757
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06(4)	1,785,245	1,785,145

White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06(4)	2,031,213	2,031,153
Winston Funding Ltd.
3.71%, 10/23/05(4)	566,518	566,518
World Savings Bank
3.69%, 03/09/06	1,190,164	1,190,136

		73,315,365

TOTAL SHORT-TERM INVESTMENTS (Cost: $204,765,173)		204,765,173

TOTAL INVESTMENTS IN SECURITIES — 112.09% (Cost: $1,780,298,956)		1,908,347,619
Other Assets, Less Liabilities — (12.09)%		(205,864,531)

NET ASSETS — 100.00%		$1,702,483,088

NVS	- Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.85%
ADVERTISING—0.25%
Donnelley (R.H.) Corp. (1)	4,871	$308,139
Getty Images Inc. (1) (2)	8,944	769,542
Harte-Hanks Inc.	10,417	275,321
Interpublic Group of Companies Inc. (1)	77,671	904,090
Lamar Advertising Co. (1)	15,474	701,901
Omnicom Group Inc.	33,687	2,817,244

		5,776,237
AEROSPACE & DEFENSE—1.75%
Alliant Techsystems Inc. (1)	6,746	503,589
Boeing Co. (The)	152,106	10,335,603
General Dynamics Corp.	36,858	4,406,374
Goodrich (B.F.) Co.	22,187	983,772
L-3 Communications Holdings Inc. (2)	21,745	1,719,377
Lockheed Martin Corp.	67,946	4,147,424
Northrop Grumman Corp. (2)	65,951	3,584,437
Raytheon Co.	83,029	3,156,763
Rockwell Collins Inc.	32,643	1,577,310
United Technologies Corp.	188,429	9,768,159

		40,182,808
AGRICULTURE—1.62%
Altria Group Inc.	381,355	28,109,677
Archer-Daniels-Midland Co.	120,666	2,975,624
Loews Corp. - Carolina Group	12,526	496,405
Monsanto Co.	49,490	3,105,497
Reynolds American Inc.	15,667	1,300,674
UST Inc. (2)	30,400	1,272,544

		37,260,421
AIRLINES—0.12%
AMR Corp. (1) (2)	29,670	331,711
JetBlue Airways Corp. (1) (2)	17,221	303,090
Southwest Airlines Co.	144,152	2,140,657

		2,775,458
APPAREL—0.40%
Coach Inc. (1)	69,178	2,169,422
Columbia Sportswear Co. (1) (2)	2,961	137,390
Jones Apparel Group Inc.	22,206	632,871
Liz Claiborne Inc. (2)	20,125	791,315
Nike Inc. Class B	34,503	2,818,205
Polo Ralph Lauren Corp. (2)	10,093	507,678
Quiksilver Inc. (1) (2)	21,782	314,750
Reebok International Ltd.	8,879	502,285
Timberland Co. Class A (1)	9,666	326,517
VF Corp.	16,090	932,737

		9,133,170

AUTO MANUFACTURERS—0.39%
Ford Motor Co.	324,885	3,203,366
General Motors Corp.	84,911	2,599,126
Navistar International Corp. (1)	11,310	366,783
Oshkosh Truck Corp.	13,245	571,654
PACCAR Inc.	32,008	2,173,023

		8,913,952
AUTO PARTS & EQUIPMENT—0.22%
Autoliv Inc.	16,907	735,454
BorgWarner Inc.	10,396	586,958
Dana Corp. (2)	27,631	260,008
Delphi Corp.	88,038	242,985
Goodyear Tire & Rubber Co. (The) (1) (2)	28,478	443,972
Johnson Controls Inc. (2)	35,279	2,189,062
Lear Corp. (2)	12,306	418,035
TRW Automotive Holdings Corp. (1)	7,989	234,397

		5,110,871
BANKS—5.90%
AmSouth Bancorp	65,420	1,652,509
Associated Bancorp (2)	23,743	723,687
Bank of America Corp.	740,570	31,177,997
Bank of Hawaii Corp.	9,611	473,053
Bank of New York Co. Inc. (The)	142,768	4,198,807
BB&T Corp. (2)	100,360	3,919,058
BOK Financial Corp.	4,027	193,981
City National Corp.	7,605	533,034
Colonial BancGroup Inc. (The)	28,565	639,856
Comerica Inc. (2)	30,975	1,824,427
Commerce Bancorp Inc. (2)	29,841	915,820
Commerce Bancshares Inc. (2)	11,028	567,721
Compass Bancshares Inc. (2)	22,788	1,044,374
Cullen/Frost Bankers Inc.	9,491	468,286
East West Bancorp Inc. (2)	9,692	329,916
Fifth Third Bancorp (2)	87,155	3,201,203
First Horizon National Corp. (2)	22,837	830,125
FirstMerit Corp.	15,435	413,504
Fulton Financial Corp. (2)	28,813	482,618
Hibernia Corp. Class A	29,263	879,061
Huntington Bancshares Inc.	42,681	959,042
International Bancshares Corp. (2)	8,488	252,094
Investors Financial Services Corp. (2)	12,235	402,531
KeyCorp	74,857	2,414,138
M&T Bank Corp. (2)	14,099	1,490,405
Marshall & Ilsley Corp. (2)	42,044	1,829,334
Mellon Financial Corp. (2)	77,774	2,486,435
Mercantile Bankshares Corp. (2)	14,654	789,558
National City Corp.	104,131	3,482,141
North Fork Bancorp Inc.	87,747	2,237,549
Northern Trust Corp.	36,261	1,832,994
PNC Financial Services Group	52,064	3,020,753
Popular Inc. (2)	49,126	1,189,832
Regions Financial Corp. (2)	85,164	2,650,304
Sky Financial Group Inc. (2)	17,528	492,712
South Financial Group Inc. (The)	13,254	355,737
State Street Corp.	60,846	2,976,586
SunTrust Banks Inc.	66,498	4,618,286
Synovus Financial Corp. (2)	57,689	1,599,139
TCF Financial Corp. (2)	24,877	665,460
TD Banknorth Inc.	14,083	424,462
U.S. Bancorp	337,370	9,473,350

UnionBanCal Corp.	10,419	726,413
Valley National Bancorp (2)	19,924	456,260
Wachovia Corp. (2)	290,235	13,812,284
Webster Financial Corp. (2)	9,958	447,712
Wells Fargo & Co.	310,683	18,196,703
Whitney Holding Corp. (2)	11,511	311,257
Wilmington Trust Corp.	12,413	452,454
Zions Bancorporation (2)	16,465	1,172,473

		135,687,435
BEVERAGES—1.93%
Anheuser-Busch Companies Inc.	142,869	6,149,082
Brown-Forman Corp. Class B (2)	10,285	612,369
Coca-Cola Co. (The)	383,470	16,562,069
Coca-Cola Enterprises Inc. (2)	55,507	1,082,386
Constellation Brands Inc. (1)	35,211	915,486
Molson Coors Brewing Co. Class B	8,526	545,749
Pepsi Bottling Group Inc.	25,655	732,450
PepsiAmericas Inc.	12,541	285,057
PepsiCo Inc.	308,321	17,484,884

		44,369,532
BIOTECHNOLOGY—1.68%
Affymetrix Inc. (1)	11,560	534,419
Amgen Inc. (1)	227,856	18,153,288
Biogen Idec Inc. (1)	63,335	2,500,466
Celgene Corp. (1)	30,602	1,662,301
Charles River Laboratories International Inc. (1) (2)	13,027	568,238
Chiron Corp. (1) (2)	19,799	863,632
Genentech Inc. (1)	85,358	7,187,997
Genzyme Corp. (1) (2)	46,388	3,323,236
Invitrogen Corp. (1)	9,028	679,176
MedImmune Inc. (1)	45,553	1,532,858
Millennium Pharmaceuticals Inc. (1) (2)	56,540	527,518
Millipore Corp. (1)	9,251	581,795
Protein Design Labs Inc. (1)	19,546	547,288

		38,662,212
BUILDING MATERIALS—0.33%
American Standard Companies Inc.	34,330	1,598,061
Florida Rock Industries Inc. (2)	8,704	557,839
Lafarge North America Inc.	6,303	426,146
Martin Marietta Materials Inc.	8,653	678,914
Masco Corp.	79,645	2,443,509
USG Corp. (1)	6,732	462,623
Vulcan Materials Co. (2)	18,820	1,396,632

		7,563,724
CHEMICALS—1.46%
Air Products & Chemicals Inc.	42,129	2,322,993
Airgas Inc. (2)	11,407	337,989
Albemarle Corp. (2)	6,663	251,195
Ashland Inc.	12,030	664,537
Cabot Corp. (2)	11,521	380,308
Celanese Corp. Class A	9,250	159,562
Chemtura Corp.	42,861	532,334
Cytec Industries Inc. (2)	7,320	317,542
Dow Chemical Co. (The)	176,911	7,371,881
Du Pont (E.I.) de Nemours and Co.	183,312	7,180,331
Eastman Chemical Co.	14,854	697,692
Ecolab Inc. (2)	33,616	1,073,359
Engelhard Corp.	22,206	619,769
FMC Corp. (1)	6,896	394,589

Huntsman Corp. (1)	11,122	217,435
International Flavors & Fragrances Inc. (2)	17,337	617,891
Lubrizol Corp.	12,474	540,498
Lyondell Chemical Co.	36,662	1,049,266
Mosaic Co. (The) (1) (2)	23,739	380,299
PPG Industries Inc. (2)	31,504	1,864,722
Praxair Inc. (2)	59,461	2,849,966
Rohm & Haas Co.	29,857	1,228,018
RPM International Inc. (2)	21,672	398,765
Sherwin-Williams Co. (The)	21,304	938,867
Sigma-Aldrich Corp.	12,716	814,587
Valhi Inc.	1,799	32,346
Valspar Corp. (The)	18,528	414,286

		33,651,027
COAL—0.21%
Arch Coal Inc.	11,628	784,890
CONSOL Energy Inc.	16,852	1,285,302
Massey Energy Co. (2)	14,203	725,347
Peabody Energy Corp.	24,018	2,025,918

		4,821,457
COMMERCIAL SERVICES—1.19%
ADESA Inc.	16,377	361,932
Alliance Data Systems Corp. (1) (2)	15,375	601,931
Apollo Group Inc. Class A (1)	26,432	1,754,820
ARAMARK Corp. Class B	13,195	352,438
Block (H & R) Inc.	61,319	1,470,430
Career Education Corp. (1)	18,915	672,617
Cendant Corp.	193,298	3,989,671
ChoicePoint Inc. (1)	16,593	716,320
Convergys Corp. (1)	26,123	375,388
Corporate Executive Board Co. (The) (2)	7,609	593,350
Deluxe Corp. (2)	9,385	376,902
Donnelley (R.R.) & Sons Co.	39,581	1,467,268
Education Management Corp. (1)	13,618	439,044
Equifax Inc.	23,796	831,432
Hewitt Associates Inc. Class A (1)	7,055	192,460
Interactive Data Corp.	6,729	152,412
Iron Mountain Inc. (1) (2)	20,169	740,202
ITT Educational Services Inc. (1) (2)	8,554	422,140
Laureate Education Inc. (1) (2)	9,118	446,508
Manpower Inc.	16,560	735,098
McKesson Corp. (2)	55,131	2,615,966
Moody’s Corp.	46,279	2,363,931
Paychex Inc.	60,948	2,259,952
Pharmaceutical Product Development Inc. (1)	8,856	509,309
Rent-A-Center Inc. (1)	13,722	264,972
Robert Half International Inc.	31,455	1,119,483
Service Corp. International (2)	56,894	471,651
ServiceMaster Co. (The)	53,371	722,643
Weight Watchers International Inc. (1) (2)	7,158	369,210

		27,389,480
COMPUTERS—3.85%
Affiliated Computer Services Inc. Class A (1)	22,057	1,204,312
Apple Computer Inc. (1)	151,648	8,129,849
BISYS Group Inc. (The) (1)	22,251	298,831
CACI International Inc. Class A (1)	5,499	333,239
Cadence Design Systems Inc. (1) (2)	50,712	819,506
Ceridian Corp. (1) (2)	27,502	570,666
Cognizant Technology Solutions Corp. (1)	24,909	1,160,510
Computer Sciences Corp. (1)	35,425	1,675,957

Dell Inc. (1)	452,739	15,483,674
Diebold Inc.	13,125	452,287
DST Systems Inc. (1)	13,808	757,093
Electronic Data Systems Corp.	95,317	2,138,913
EMC Corp. (1)	442,107	5,720,865
Hewlett-Packard Co. (2)	533,113	15,566,900
International Business Machines Corp.	297,074	23,831,276
Lexmark International Inc. (1) (2)	22,739	1,388,216
National Instruments Corp.	10,053	247,706
NCR Corp. (1)	34,290	1,094,194
Network Appliance Inc. (1)	67,199	1,595,304
Reynolds & Reynolds Co. (The) Class A	11,503	315,297
SanDisk Corp. (1)	33,361	1,609,668
SRA International Inc. Class A (1)	5,331	189,144
Sun Microsystems Inc. (1)	625,937	2,453,673
Synopsys Inc. (1)	26,607	502,872
Unisys Corp. (1)	62,327	413,851
Western Digital Corp. (1) (2)	39,078	505,279

		88,459,082
COSMETICS & PERSONAL CARE—1.99%
Alberto-Culver Co.	13,669	611,688
Avon Products Inc.	86,683	2,340,441
Colgate-Palmolive Co.	96,254	5,081,249
Estee Lauder Companies Inc. Class A (2)	25,097	874,129
Gillette Co. (The)	164,899	9,597,122
Procter & Gamble Co. (2)	459,339	27,312,297

		45,816,926
DISTRIBUTION & WHOLESALE—0.21%
CDW Corp.	11,295	665,501
Fastenal Co. (2)	11,396	696,182
Genuine Parts Co.	31,921	1,369,411
Grainger (W.W.) Inc.	14,077	885,725
Ingram Micro Inc. Class A (1)	23,641	438,304
SCP Pool Corp. (2)	9,650	337,074
Tech Data Corp. (1)	10,781	395,771

		4,787,968
DIVERSIFIED FINANCIAL SERVICES—7.47%
Affiliated Managers Group Inc. (1)	6,145	445,021
American Express Co.	201,380	11,567,267
AmeriCredit Corp. (1) (2)	26,155	624,320
Ameritrade Holding Corp. (1)	44,174	948,858
Bear Stearns Companies Inc. (The)	20,962	2,300,579
BlackRock Inc.	3,697	327,628
Capital One Financial Corp.	46,366	3,687,024
CapitalSource Inc. (1) (2)	11,999	261,578
Chicago Mercantile Exchange Holdings Inc.	6,326	2,133,760
CIT Group Inc.	38,996	1,761,839
Citigroup Inc.	957,580	43,589,042
Countrywide Financial Corp.	108,492	3,578,066
E*TRADE Financial Corp. (1)	67,784	1,192,998
Eaton Vance Corp. (2)	24,379	605,087
Edwards (A.G.) Inc. (2)	14,439	632,573
Federal Home Loan Mortgage Corp.	126,707	7,153,877
Federal National Mortgage Association	178,150	7,984,683
Federated Investors Inc. Class B	15,445	513,237
First Marblehead Corp. (The) (2)	4,776	121,310
Franklin Resources Inc.	29,684	2,492,269
Friedman, Billings, Ramsey Group Inc. Class A (2)	25,881	263,727
Goldman Sachs Group Inc. (The)	75,913	9,229,503
IndyMac Bancorp Inc. (2)	11,407	451,489

Instinet Group Inc.	23,703	117,804
Janus Capital Group Inc. (2)	41,593	601,019
Jefferies Group Inc. (2)	9,350	407,193
JP Morgan Chase & Co.	647,919	21,983,892
Legg Mason Inc. (2)	19,522	2,141,368
Lehman Brothers Holdings Inc.	50,895	5,928,250
MBNA Corp.	233,258	5,747,477
Merrill Lynch & Co. Inc.	173,514	10,645,084
Morgan Stanley	201,683	10,878,781
Nelnet Inc. Class A (1) (2)	3,128	118,895
Nuveen Investments Inc. Class A	9,441	371,881
Providian Financial Corp. (1)	54,172	957,761
Raymond James Financial Inc.	11,574	371,757
Refco Inc. (1)	5,201	147,032
Schwab (Charles) Corp. (The)	193,178	2,787,559
SLM Corp. (2)	77,096	4,135,429
Student Loan Corp.	750	177,660
T. Rowe Price Group Inc.	23,881	1,559,429
Thornburg Mortgage Inc. (2)	18,455	462,482
Westcorp Inc.	4,453	262,282
WFS Financial Inc.	1,152	77,403

		171,746,173
ELECTRIC—3.44%
AES Corp. (The) (1)	120,945	1,987,126
Allegheny Energy Inc. (1) (2)	29,999	921,569
Alliant Energy Corp.	21,358	622,159
Ameren Corp.	36,060	1,928,849
American Electric Power Co. Inc.	70,589	2,802,383
CenterPoint Energy Inc.	56,881	845,820
Cinergy Corp.	36,768	1,632,867
CMS Energy Corp. (1)	40,278	662,573
Consolidated Edison Inc. (2)	44,663	2,168,389
Constellation Energy Group Inc.	32,754	2,017,646
Dominion Resources Inc.	62,623	5,394,345
DPL Inc.	23,190	644,682
DTE Energy Co. (2)	32,102	1,472,198
Duke Energy Corp.	170,336	4,968,701
Edison International	59,889	2,831,552
Energy East Corp.	27,132	683,455
Entergy Corp.	39,132	2,908,290
Exelon Corp.	123,025	6,574,456
FirstEnergy Corp.	60,643	3,160,713
FPL Group Inc.	72,235	3,438,386
Great Plains Energy Inc. (2)	13,682	409,229
Hawaiian Electric Industries Inc. (2)	14,759	411,481
MDU Resources Group Inc. (2)	21,729	774,639
Northeast Utilities	23,681	472,436
NRG Energy Inc. (1) (2)	16,045	683,517
NSTAR	19,700	569,724
OGE Energy Corp. (2)	16,588	466,123
Pepco Holdings Inc.	34,766	809,005
PG&E Corp.	67,996	2,668,843
Pinnacle West Capital Corp.	18,126	798,994
PNM Resources Inc.	12,394	355,336
PPL Corp.	69,634	2,251,267
Progress Energy Inc. (2)	45,775	2,048,431
Public Service Enterprise Group Inc.	43,833	2,821,092
Puget Energy Inc.	18,317	430,083
Reliant Energy Inc. (1)	55,359	854,743
SCANA Corp.	20,921	883,703
Southern Co. (The) (2)	136,826	4,892,898
TECO Energy Inc. (2)	38,084	686,274

TXU Corp.	44,089	4,976,766
Westar Energy Inc.	15,942	384,680
Wisconsin Energy Corp.	21,545	860,076
WPS Resources Corp. (2)	6,970	402,866
Xcel Energy Inc. (2)	73,991	1,450,964

		79,029,329
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
American Power Conversion Corp.	30,724	795,752
AMETEK Inc.	13,089	562,434
Emerson Electric Co.	76,656	5,503,901
Energizer Holdings Inc. (1)	13,150	745,605
Hubbell Inc. Class B (2)	11,406	535,284
Molex Inc.	25,753	687,090

		8,830,066
ELECTRONICS—0.65%
Agilent Technologies Inc. (1)	90,301	2,957,358
Amphenol Corp. Class A	16,524	666,578
Applera Corp. - Applied Biosystems Group	36,143	839,963
Arrow Electronics Inc. (1) (2)	21,676	679,759
Avnet Inc. (1) (2)	26,644	651,446
AVX Corp. (2)	9,466	120,597
Dolby Laboratories Inc. Class A (1)	5,121	81,936
Fisher Scientific International Inc. (1) (2)	22,083	1,370,250
FLIR Systems Inc. (1) (2)	11,280	333,662
Gentex Corp. (2)	28,623	498,040
Jabil Circuit Inc. (1)	30,473	942,225
Mettler Toledo International Inc. (1)	7,973	406,464
PerkinElmer Inc.	23,743	483,645
Sanmina-SCI Corp. (1)	96,625	414,521
Solectron Corp. (1)	178,738	698,866
Symbol Technologies Inc.	45,040	435,987
Tektronix Inc.	15,364	387,634
Thermo Electron Corp. (1)	29,622	915,320
Thomas & Betts Corp. (1)	11,027	379,439
Trimble Navigation Ltd. (1)	9,714	327,265
Vishay Intertechnology Inc. (1)	31,035	370,868
Waters Corp. (1)	20,749	863,158

		14,824,981
ENGINEERING & CONSTRUCTION—0.08%
Fluor Corp.	15,933	1,025,767
Jacobs Engineering Group Inc. (1) (2)	10,609	715,047

		1,740,814
ENTERTAINMENT—0.17%
DreamWorks Animation SKG Inc. Class A (1) (2)	7,372	203,910
GTECH Holdings Corp.	21,040	674,542
International Game Technology Inc. (2)	63,097	1,703,619
International Speedway Corp. Class A (2)	6,507	341,422
Penn National Gaming Inc. (1)	12,463	387,724
Regal Entertainment Group Class A (2)	7,991	160,140
Scientific Games Corp. Class A (1) (2)	11,062	342,922
Warner Music Group Corp. (1)	5,937	109,894

		3,924,173
ENVIRONMENTAL CONTROL—0.22%
Allied Waste Industries Inc. (1) (2)	38,903	328,730
Nalco Holding Co. (1)	15,322	258,482
Republic Services Inc.	25,593	903,177
Stericycle Inc. (1) (2)	8,074	461,429
Waste Management Inc.	104,287	2,983,651

		4,935,469

FOOD—1.58%
Albertson’s Inc. (2)	67,735	1,737,403
Campbell Soup Co.	42,873	1,275,472
ConAgra Foods Inc.	95,809	2,371,273
Dean Foods Co. (1) (2)	27,689	1,075,995
Del Monte Foods Co. (1)	37,746	405,015
General Mills Inc. (2)	53,806	2,593,449
Heinz (H.J.) Co. (2)	64,755	2,366,148
Hershey Co. (The)	31,624	1,780,747
Hormel Foods Corp.	13,556	447,212
Kellogg Co.	46,362	2,138,679
Kraft Foods Inc. (2)	45,937	1,405,213
Kroger Co. (1)	133,954	2,758,113
McCormick & Co. Inc. NVS (2)	24,864	811,312
Pilgrim’s Pride Corp.	2,767	100,719
Safeway Inc.	82,333	2,107,725
Sara Lee Corp.	144,712	2,742,292
Smithfield Foods Inc. (1)	15,908	472,149
Smucker (J.M.) Co. (The) (2)	9,382	455,402
SUPERVALU Inc.	25,075	780,334
Sysco Corp. (2)	116,887	3,666,745
TreeHouse Foods Inc. (1) (2)	5,537	148,835
Tyson Foods Inc. Class A	44,348	800,481
Whole Foods Market Inc. (2)	12,093	1,625,904
Wrigley (William Jr.) Co. (2)	32,123	2,309,001

		36,375,618
FOREST PRODUCTS & PAPER—0.52%
Georgia-Pacific Corp.	47,911	1,631,849
International Paper Co.	90,052	2,683,550
Louisiana-Pacific Corp.	20,285	561,692
MeadWestvaco Corp. (2)	34,008	939,301
Plum Creek Timber Co. Inc.	33,820	1,282,116
Rayonier Inc. (2)	9,275	534,426
Smurfit-Stone Container Corp. (1)	46,587	482,641
Temple-Inland Inc.	20,536	838,896
Weyerhaeuser Co.	44,579	3,064,806

		12,019,277
GAS—0.37%
AGL Resources Inc.	14,083	522,620
Atmos Energy Corp.	14,763	417,055
Energen Corp.	13,759	595,214
KeySpan Corp.	32,392	1,191,378
NiSource Inc.	49,836	1,208,523
ONEOK Inc.	18,787	639,134
Piedmont Natural Gas Co. (2)	14,184	357,011
Sempra Energy	47,057	2,214,502
Southern Union Co. (1)	18,065	465,535
UGI Corp.	18,986	534,456
Vectren Corp. (2)	14,048	398,261

		8,543,689
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	14,783	1,213,536
Snap-On Inc.	10,654	384,822
Stanley Works (The)	15,234	711,123

		2,309,481

HEALTH CARE - PRODUCTS—3.64%
Advanced Medical Optics Inc. (1)	12,022	456,235
Bard (C.R.) Inc.	19,326	1,276,096
Bausch & Lomb Inc.	9,903	798,974
Baxter International Inc.	114,096	4,549,008
Beckman Coulter Inc. (2)	11,466	618,935
Becton, Dickinson & Co.	46,404	2,432,962
Biomet Inc. (2)	46,240	1,604,990
Boston Scientific Corp. (1)	121,115	2,830,458
Cooper Companies Inc.	8,234	630,807
Cytyc Corp. (1) (2)	20,984	563,420
Dade Behring Holdings Inc.	16,229	594,955
DENTSPLY International Inc.	14,860	802,737
Edwards Lifesciences Corp. (1) (2)	10,914	484,691
Gen-Probe Inc. (1)	9,387	464,187
Guidant Corp. (2)	59,728	4,114,662
Henry Schein Inc. (1) (2)	15,973	680,769
Hillenbrand Industries Inc.	10,107	475,534
IDEXX Laboratories Inc. (1) (2)	6,172	412,783
INAMED Corp. (1)	6,562	496,612
Johnson & Johnson	547,271	34,631,309
Kinetic Concepts Inc. (1)	8,800	499,840
Medtronic Inc.	222,674	11,939,780
Patterson Companies Inc. (1) (2)	25,585	1,024,168
ResMed Inc. (1) (2)	6,484	516,451
Respironics Inc. (1)	13,174	555,679
St. Jude Medical Inc. (1)	66,517	3,112,996
Stryker Corp.	53,871	2,662,844
TECHNE Corp. (1)	7,123	405,869
Varian Medical Systems Inc. (1) (2)	24,337	961,555
Zimmer Holdings Inc. (1)	45,616	3,142,486

		83,741,792
HEALTH CARE - SERVICES—2.03%
Aetna Inc.	53,426	4,602,116
AMERIGROUP Corp. (1)	9,752	186,458
Community Health Systems Inc. (1) (2)	16,341	634,194
Covance Inc. (1)	11,538	553,709
Coventry Health Care Inc. (1) (2)	19,696	1,694,250
DaVita Inc. (1)	18,329	844,417
HCA Inc.	81,050	3,883,916
Health Management Associates Inc. Class A (2)	45,256	1,062,158
Health Net Inc. (1)	20,673	978,246
Humana Inc. (1)	29,779	1,425,819
Laboratory Corp. of America Holdings (1)	24,718	1,204,014
LifePoint Hospitals Inc. (1) (2)	10,017	438,043
Lincare Holdings Inc. (1)	16,777	688,696
Manor Care Inc. (2)	14,794	568,238
PacifiCare Health Systems Inc. (1)	16,066	1,281,745
Quest Diagnostics Inc.	29,445	1,488,150
Renal Care Group Inc. (1)	12,527	592,778
Sierra Health Services Inc. (1)	4,457	306,954
Tenet Healthcare Corp. (1) (2)	86,106	966,970
Triad Hospitals Inc. (1)	15,734	712,278
UnitedHealth Group Inc.	233,099	13,100,164
Universal Health Services Inc. Class B (2)	8,872	422,573
WellChoice Inc. (1)	5,800	440,220
WellPoint Inc. (1)	112,758	8,549,312

		46,625,418
HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp. (2)	14,842	639,690

		639,690

HOME BUILDERS—0.52%
Beazer Homes USA Inc. (2)	7,655	449,119
Centex Corp.	23,192	1,497,739
Horton (D.R.) Inc.	49,850	1,805,567
Hovnanian Enterprises Inc. Class A (1) (2)	6,154	315,085
KB Home (2)	15,023	1,099,684
Lennar Corp. Class A	24,563	1,467,885
M.D.C. Holdings Inc.	5,990	472,551
Meritage Homes Corp. (1)	4,140	317,372
NVR Inc. (1) (2)	993	878,755
Pulte Homes Inc. (2)	39,764	1,706,671
Ryland Group Inc. (2)	8,789	601,343
Standard-Pacific Corp.	12,482	518,128
Toll Brothers Inc. (1) (2)	19,548	873,209

		12,003,108
HOME FURNISHINGS—0.10%
Harman International Industries Inc.	12,370	1,265,080
Tempur-Pedic International Inc. (1) (2)	7,997	94,684
Whirlpool Corp. (2)	11,273	854,155

		2,213,919
HOUSEHOLD PRODUCTS & WARES—0.50%
ACCO Brands Corp. (1)	7,163	202,140
American Greetings Corp. Class A	11,860	324,964
Avery Dennison Corp. (2)	20,395	1,068,494
Church & Dwight Co. Inc. (2)	11,652	430,425
Clorox Co. (The)	28,355	1,574,837
Fortune Brands Inc.	26,903	2,188,021
Kimberly-Clark Corp.	88,026	5,240,188
Scotts Miracle-Gro Co. (The) Class A (2)	4,159	365,701
Spectrum Brands Inc. (1)	6,755	159,080

		11,553,850
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	50,680	1,147,902
Toro Co.	7,850	288,566

		1,436,468
INSURANCE—4.54%
AFLAC Inc.	92,255	4,179,152
Alleghany Corp. (1)	938	287,028
Allmerica Financial Corp. (1)	9,874	406,216
Allstate Corp. (The)	122,973	6,799,177
Ambac Financial Group Inc. (2)	20,091	1,447,757
American Financial Group Inc.	8,562	290,509
American International Group Inc.	422,536	26,180,331
American National Insurance Co.	1,493	177,846
AmerUs Group Co. (2)	7,290	418,227
AON Corp.	58,367	1,872,413
Assurant Inc.	21,542	819,889
Berkley (W.R.) Corp.	19,809	782,059
Brown & Brown Inc. (2)	10,300	511,807
Chubb Corp. (2)	35,906	3,215,382
CIGNA Corp.	24,049	2,834,415
Cincinnati Financial Corp.	32,569	1,364,315
CNA Financial Corp. (1)	4,266	127,425
Commerce Group Inc.	4,829	280,179
Conseco Inc. (1)	27,826	587,407
Erie Indemnity Co. Class A	8,109	427,750
Fidelity National Financial Inc.	29,747	1,324,336
First American Corp. (2)	15,125	690,759
Gallagher (Arthur J.) & Co. (2)	17,096	492,536
Genworth Financial Inc. Class A	41,634	1,342,280

Hartford Financial Services Group Inc. (2)	54,750	4,225,058
HCC Insurance Holdings Inc. (2)	19,119	545,465
Jefferson-Pilot Corp.	25,040	1,281,297
Lincoln National Corp.	31,996	1,664,432
Loews Corp. (2)	27,332	2,525,750
Markel Corp. (1)	1,834	606,137
Marsh & McLennan Companies Inc. (2)	97,960	2,977,004
MBIA Inc. (2)	24,911	1,510,105
Mercury General Corp. (2)	4,821	289,212
MetLife Inc.	76,563	3,815,134
MGIC Investment Corp. (2)	17,382	1,115,924
Nationwide Financial Services Inc.	10,535	421,927
Old Republic International Corp. (2)	33,516	893,872
Philadelphia Consolidated Holding Corp. (1) (2)	3,068	260,473
PMI Group Inc. (The) (2)	17,173	684,688
Principal Financial Group Inc. (2)	53,988	2,557,412
Progressive Corp. (The)	36,562	3,830,601
Protective Life Corp.	12,706	523,233
Prudential Financial Inc.	95,310	6,439,144
Radian Group Inc.	15,832	840,679
Reinsurance Group of America Inc.	5,392	241,022
SAFECO Corp. (2)	23,428	1,250,587
St. Paul Travelers Companies Inc.	123,939	5,561,143
StanCorp Financial Group Inc.	5,238	441,040
Torchmark Corp. (2)	19,384	1,024,057
Transatlantic Holdings Inc.	4,940	281,580
Unitrin Inc.	8,835	419,309
UNUMProvident Corp.	54,816	1,123,728
Wesco Financial Corp.	294	100,577

		104,309,785
INTERNET—1.72%
Akamai Technologies Inc. (1) (2)	22,725	362,464
Amazon.com Inc. (1)	56,096	2,541,149
CheckFree Corp. (1) (2)	15,139	572,557
eBay Inc. (1)	200,476	8,259,611
Expedia Inc. (1)	33,458	662,803
F5 Networks Inc. (1) (2)	6,911	300,421
Google Inc. Class A (1)	30,383	9,615,004
IAC/InterActiveCorp. (1)	33,458	848,160
Macromedia Inc. (1)	13,881	564,540
McAfee Inc. (1) (2)	29,997	942,506
Monster Worldwide Inc. (1) (2)	18,878	579,743
Symantec Corp. (1)	218,711	4,955,991
VeriSign Inc. (1)	48,518	1,036,830
WebMD Corp. (1)	63,135	699,536
Yahoo! Inc. (1)	222,822	7,540,296

		39,481,611
INVESTMENT COMPANIES—0.06%
Allied Capital Corp. (2)	24,999	715,721
American Capital Strategies Ltd.	18,466	676,964

		1,392,685
IRON & STEEL—0.14%
Allegheny Technologies Inc.	17,681	547,757
Nucor Corp.	29,410	1,734,896
United States Steel Corp. (2)	21,077	892,611

		3,175,264
LEISURE TIME—0.18%
Brunswick Corp.	17,811	672,009
Harley-Davidson Inc. (2)	52,318	2,534,284
Polaris Industries Inc.	7,898	391,346
Sabre Holdings Corp. (2)	24,089	488,525

		4,086,164

LODGING—0.48%
Boyd Gaming Corp.	7,822	337,285
Choice Hotels International Inc. (2)	2,818	182,156
Harrah’s Entertainment Inc.	33,517	2,184,973
Hilton Hotels Corp.	70,024	1,562,936
Las Vegas Sands Corp. (1)	4,434	145,923
Marriott International Inc. Class A (2)	34,576	2,178,288
MGM Mirage (1) (2)	22,244	973,620
Starwood Hotels & Resorts Worldwide Inc.	39,976	2,285,428
Station Casinos Inc.	10,199	676,806
Wynn Resorts Ltd. (1) (2)	8,717	393,573

		10,920,988
MACHINERY—0.67%
Caterpillar Inc.	125,772	7,389,105
Cummins Inc. (2)	8,582	755,130
Deere & Co.	45,554	2,787,905
Graco Inc. (2)	12,808	439,058
IDEX Corp.	9,330	396,992
Joy Global Inc. (2)	14,839	748,776
Rockwell Automation Inc.	34,081	1,802,885
Terex Corp. (1)	9,118	450,703
Zebra Technologies Corp. Class A (1) (2)	13,273	518,842

		15,289,396
MANUFACTURING—4.50%
AptarGroup Inc. (2)	6,618	329,643
Brink’s Co. (The)	10,456	429,323
Carlisle Companies Inc. (2)	5,791	368,134
Danaher Corp. (2)	43,346	2,333,315
Donaldson Co. Inc.	13,615	415,666
Dover Corp.	37,516	1,530,278
Eastman Kodak Co. (2)	53,308	1,296,984
Eaton Corp.	27,739	1,762,813
General Electric Co.	1,952,654	65,745,860
Harsco Corp.	7,665	502,594
Honeywell International Inc.	156,964	5,886,150
Illinois Tool Works Inc.	46,225	3,805,704
ITT Industries Inc.	17,075	1,939,720
Leggett & Platt Inc.	34,765	702,253
Pall Corp.	22,914	630,135
Parker Hannifin Corp.	22,100	1,421,251
Pentair Inc.	18,703	682,660
Roper Industries Inc. (2)	15,819	621,529
SPX Corp. (2)	13,819	634,983
Teleflex Inc.	6,676	470,658
Textron Inc.	21,877	1,569,018
3M Co.	141,665	10,392,544

		103,471,215
MEDIA—3.66%
Belo (A.H.) Corp.	17,540	400,964
Cablevision Systems Corp. (1)	36,799	1,128,625
CKX Inc. (1)	4,832	60,738
Clear Channel Communications Inc. (2)	100,788	3,314,917
Comcast Corp. Class A (1)	374,334	10,997,933
Dex Media Inc. (2)	27,670	768,949
DIRECTV Group Inc. (The) (1)	130,001	1,947,415
Discovery Holding Co. Class A (1)	51,470	743,227

Dow Jones & Co. Inc.	9,718	371,130
EchoStar Communications Corp.	42,346	1,252,171
Gannett Co. Inc. (2)	45,663	3,142,984
Hearst-Argyle Television Inc. (2)	5,395	138,598
Knight Ridder Inc.	13,637	800,219
Lee Enterprises Inc. (2)	8,361	355,175
Liberty Global Inc. Class A (1)	86,438	2,340,741
Liberty Media Corp. Class A (1)	514,584	4,142,401
McClatchy Co. (The) Class A (2)	3,832	249,961
McGraw-Hill Companies Inc. (The)	68,791	3,304,720
Meredith Corp.	7,897	393,981
New York Times Co. Class A (2)	26,553	789,952
News Corp. Class A	428,878	6,686,208
Scripps (E.W.) Co. Class A	14,924	745,752
Sirius Satellite Radio Inc. (1) (2)	242,995	1,591,617
Time Warner Inc.	844,593	15,295,579
Tribune Co. (2)	43,649	1,479,265
Univision Communications Inc. Class A (1) (2)	40,506	1,074,624
Viacom Inc. Class B	262,045	8,650,105
Walt Disney Co. (The)	375,737	9,066,534
Washington Post Co. (The) Class B	1,032	828,180
Westwood One Inc. (2)	14,098	280,409
Wiley (John) & Sons Inc. Class A	8,587	358,421
XM Satellite Radio Holdings Inc. Class A (1) (2)	39,025	1,401,388

		84,102,883
METAL FABRICATE & HARDWARE—0.08%
Precision Castparts Corp.	24,203	1,285,179
Timken Co. (The) (2)	14,616	433,072

		1,718,251
MINING—0.51%
Alcoa Inc.	161,002	3,931,669
Freeport-McMoRan Copper & Gold Inc. (2)	33,311	1,618,581
Newmont Mining Corp.	75,815	3,576,194
Phelps Dodge Corp.	17,803	2,313,144
Southern Peru Copper Corp.	4,742	265,362

		11,704,950
OFFICE & BUSINESS EQUIPMENT—0.18%
Pitney Bowes Inc.	42,402	1,769,859
Xerox Corp. (1)	176,076	2,403,437

		4,173,296
OFFICE FURNISHINGS—0.05%
Herman Miller Inc.	12,877	390,173
HNI Corp. (2)	10,324	621,711
Steelcase Inc. Class A (2)	11,817	170,874

		1,182,758
OIL & GAS—8.21%
Amerada Hess Corp.	14,338	1,971,475
Anadarko Petroleum Corp.	43,329	4,148,752
Apache Corp. (2)	60,376	4,541,483
Burlington Resources Inc.	70,916	5,766,889
Chesapeake Energy Corp.	62,613	2,394,947
Chevron Corp.	417,304	27,012,088
ConocoPhillips	256,358	17,921,988
Denbury Resources Inc. (1)	10,462	527,703
Devon Energy Corp.	87,172	5,983,486
Diamond Offshore Drilling Inc.	10,953	670,871
ENSCO International Inc.	27,981	1,303,635
EOG Resources Inc.	43,991	3,294,926

Exxon Mobil Corp.	1,172,010	74,469,515
Forest Oil Corp. (1)	9,726	506,725
Helmerich & Payne Inc.	9,609	580,288
Kerr-McGee Corp.	21,134	2,052,323
Marathon Oil Corp.	66,802	4,604,662
Murphy Oil Corp.	30,576	1,524,825
Newfield Exploration Co. (1)	23,493	1,153,506
Noble Energy Inc.	32,101	1,505,537
Occidental Petroleum Corp.	73,282	6,260,481
Patterson-UTI Energy Inc.	31,216	1,126,273
Pioneer Natural Resources Co. (2)	26,500	1,455,380
Plains Exploration & Production Co. (1)	14,153	606,031
Pogo Producing Co.	11,270	664,254
Pride International Inc. (1)	29,084	829,185
Quicksilver Resources Inc. (1) (2)	10,338	494,053
Range Resources Corp.	15,782	609,343
Rowan Companies Inc.	19,872	705,257
Southwestern Energy Co. (1)	15,503	1,137,920
Sunoco Inc.	25,461	1,991,050
Tesoro Corp.	12,541	843,257
Unit Corp. (1)	8,479	468,719
Valero Energy Corp.	54,549	6,167,310
Vintage Petroleum Inc.	10,016	457,331
XTO Energy Inc. (2)	66,350	3,006,982

		188,758,450
OIL & GAS SERVICES—0.77%
Baker Hughes Inc.	62,310	3,718,661
BJ Services Co. (2)	59,638	2,146,372
Cooper Cameron Corp. (1)	10,029	741,444
Dresser-Rand Group Inc. (1)	5,426	133,642
FMC Technologies Inc. (1) (2)	12,804	539,176
Grant Prideco Inc. (1)	22,921	931,739
Halliburton Co.	82,078	5,623,985
National Oilwell Varco Inc. (1)	31,607	2,079,741
Smith International Inc. (2)	39,437	1,313,646
Tidewater Inc.	11,181	544,179

		17,772,585
PACKAGING & CONTAINERS—0.18%
Ball Corp.	20,300	745,822
Bemis Co. Inc. (2)	19,609	484,342
Crown Holdings Inc. (1)	30,598	487,732
Owens-Illinois Inc. (1)	27,876	574,803
Packaging Corp. of America (2)	11,297	219,275
Pactiv Corp. (1)	27,381	479,715
Sealed Air Corp. (1) (2)	15,456	733,542
Sonoco Products Co. (2)	18,329	500,565

		4,225,796
PHARMACEUTICALS—5.51%
Abbott Laboratories	285,479	12,104,310
Allergan Inc.	23,935	2,192,925
American Pharmaceutical Partners Inc. (1)	3,860	176,248
AmerisourceBergen Corp.	19,330	1,494,209
Barr Pharmaceuticals Inc. (1)	19,220	1,055,562
Bristol-Myers Squibb Co.	359,713	8,654,695
Cardinal Health Inc.	78,777	4,997,613
Caremark Rx Inc. (1)	83,410	4,164,661
Cephalon Inc. (1)	10,765	499,711
Endo Pharmaceuticals Holdings Inc. (1) (2)	9,276	247,391
Express Scripts Inc. (1)	22,883	1,423,323
Forest Laboratories Inc. (1)	64,555	2,515,708

Gilead Sciences Inc. (1)	83,338	4,063,561
Hospira Inc. (1)	29,089	1,191,776
ImClone Systems Inc. (1) (2)	12,803	402,654
IVAX Corp. (1)	36,967	974,450
King Pharmaceuticals Inc. (1)	44,521	684,733
Kos Pharmaceuticals Inc. (1)	2,640	176,695
Lilly (Eli) & Co.	180,628	9,667,211
Medco Health Solutions Inc. (1)	55,424	3,038,898
Merck & Co. Inc.	405,579	11,035,805
Mylan Laboratories Inc.	40,260	775,408
Omnicare Inc.	19,290	1,084,677
OSI Pharmaceuticals Inc. (1) (2)	9,349	273,365
Pfizer Inc.	1,368,432	34,169,747
Schering-Plough Corp. (2)	271,416	5,713,307
Sepracor Inc. (1) (2)	19,241	1,135,027
Valeant Pharmaceuticals International	16,936	340,075
VCA Antech Inc. (1) (2)	15,111	385,633
Watson Pharmaceuticals Inc. (1) (2)	19,265	705,292
Wyeth	246,401	11,400,974

		126,745,644
PIPELINES—0.41%
Dynegy Inc. Class A (1) (2)	52,297	246,319
El Paso Corp.	118,436	1,646,260
Equitable Resources Inc.	22,497	878,733
Kinder Morgan Inc.	17,293	1,662,895
National Fuel Gas Co. (2)	15,419	527,330
Questar Corp.	15,553	1,370,530
Western Gas Resources Inc. (2)	10,468	536,276
Williams Companies Inc.	104,908	2,627,945

		9,496,288
REAL ESTATE—0.08%
CB Richard Ellis Group Inc. Class A (1)	9,329	458,987
Forest City Enterprises Inc. Class A (2)	12,083	460,362
St. Joe Co. (The)	14,022	875,674

		1,795,023
REAL ESTATE INVESTMENT TRUSTS—1.70%
AMB Property Corp. (2)	15,533	697,432
American Financial Realty Trust	23,244	330,065
Annaly Mortgage Management Inc. (2)	22,366	289,640
Apartment Investment & Management Co. Class A	17,595	682,334
Archstone-Smith Trust	36,551	1,457,288
Arden Realty Group Inc. (2)	12,228	503,427
AvalonBay Communities Inc. (2)	13,491	1,156,179
Boston Properties Inc.	20,512	1,454,301
BRE Properties Inc. Class A (2)	9,617	427,957
Camden Property Trust	8,650	482,238
CarrAmerica Realty Corp.	10,083	362,484
CBL & Associates Properties Inc. (2)	8,112	332,511
CenterPoint Properties Trust (2)	9,079	406,739
Crescent Real Estate Equities Co.	14,192	291,078
Developers Diversified Realty Corp. (2)	19,944	931,385
Duke Realty Corp. (2)	26,424	895,245
Equity Office Properties Trust (2)	74,895	2,449,815
Equity Residential	52,764	1,997,117
Essex Property Trust Inc. (2)	4,272	384,480
Federal Realty Investment Trust (2)	9,650	587,975
General Growth Properties Inc.	32,682	1,468,402
Global Signal Inc.	2,756	123,303
Health Care Property Investors Inc.	24,646	665,196

Health Care REIT Inc.	9,888	366,746
Healthcare Realty Trust Inc. (2)	8,705	349,419
Hospitality Properties Trust	13,206	566,009
Host Marriott Corp.	64,777	1,094,731
HRPT Properties Trust	39,550	490,816
iStar Financial Inc.	20,674	835,850
Kimco Realty Corp. (2)	36,693	1,152,894
KKR Financial Corp. (1)	7,257	161,396
Liberty Property Trust (2)	16,045	682,554
Macerich Co. (The)	10,938	710,314
Mack-Cali Realty Corp.	11,397	512,181
Mills Corp.	10,299	567,269
New Century Financial Corp. (2)	8,980	325,705
New Plan Excel Realty Trust Inc. (2)	18,865	432,952
Pan Pacific Retail Properties Inc. (2)	7,430	489,637
ProLogis	44,478	1,970,820
Public Storage Inc.	15,203	1,018,601
Realty Income Corp. (2)	15,889	379,906
Reckson Associates Realty Corp. (2)	14,951	516,557
Regency Centers Corp.	11,564	664,352
Shurgard Storage Centers Inc. Class A	8,664	484,058
Simon Property Group Inc.	31,642	2,345,305
SL Green Realty Corp.	7,715	526,009
Trizec Properties Inc.	16,853	388,630
United Dominion Realty Trust Inc. (2)	25,069	594,135
Ventas Inc.	18,918	609,160
Vornado Realty Trust	22,039	1,909,018
Weingarten Realty Investors	14,706	556,622

		39,078,237
RETAIL—5.84%
Abercrombie & Fitch Co. Class A	15,853	790,272
Advance Auto Parts Inc. (1)	19,733	763,253
American Eagle Outfitters Inc.	21,791	512,742
AnnTaylor Stores Corp. (1) (2)	13,505	358,558
Applebee’s International Inc.	14,786	305,922
AutoNation Inc. (1)	32,770	654,417
AutoZone Inc. (1)	10,387	864,718
Barnes & Noble Inc.	9,375	353,438
Bebe Stores Inc.	3,474	60,795
Bed Bath & Beyond Inc. (1)	54,428	2,186,917
Best Buy Co. Inc.	74,321	3,235,193
BJ’s Wholesale Club Inc. (1)	12,783	355,367
Borders Group Inc.	13,510	299,517
Brinker International Inc. (1)	16,228	609,524
CarMax Inc. (1) (2)	19,145	598,664
CBRL Group Inc.	8,660	291,496
Cheesecake Factory (The) (1) (2)	14,311	447,076
Chico’s FAS Inc. (1)	33,058	1,216,534
Circuit City Stores Inc. (2)	34,649	594,577
Claire’s Stores Inc.	16,217	391,316
Copart Inc. (1)	12,329	294,293
Costco Wholesale Corp.	87,845	3,785,241
CVS Corp. (2)	148,839	4,317,819
Darden Restaurants Inc.	28,744	872,955
Dick’s Sporting Goods Inc. (1) (2)	6,441	193,939
Dillard’s Inc. Class A (2)	12,365	258,181
Dollar General Corp. (2)	61,096	1,120,501
Dollar Tree Stores Inc. (1) (2)	20,060	434,299
Family Dollar Stores Inc.	30,742	610,844
Federated Department Stores Inc.	47,622	3,184,483
Foot Locker Inc.	28,668	628,976
Gap Inc. (The)	109,194	1,903,251

Home Depot Inc.	397,446	15,158,590
Kohl’s Corp. (1)	56,608	2,840,589
Limited Brands Inc. (2)	63,548	1,298,286
Lowe’s Companies Inc.	142,547	9,180,027
McDonald’s Corp. (2)	233,272	7,812,279
Men’s Wearhouse Inc. (The) (1)	8,846	236,188
Michaels Stores Inc.	25,175	832,286
MSC Industrial Direct Co. Inc. Class A (2)	8,638	286,522
Neiman-Marcus Group Inc. Class A (2)	7,643	763,918
Nordstrom Inc.	40,495	1,389,788
Office Depot Inc. (1)	58,527	1,738,252
OfficeMax Inc.	12,961	410,475
O’Reilly Automotive Inc. (1)	18,298	515,638
Outback Steakhouse Inc. (2)	11,561	423,133
Panera Bread Co. Class A (1)	5,005	256,156
Penney (J.C.) Co. Inc.	42,093	1,996,050
PETsMART Inc.	26,482	576,778
RadioShack Corp.	28,510	707,048
Rite Aid Corp. (1)	95,726	371,417
Ross Stores Inc.	27,189	644,379
Saks Inc. (1)	22,858	422,873
Sears Holdings Corp. (1)	18,229	2,268,052
7-Eleven Inc. (1)	4,811	171,320
Sonic Corp. (1)	11,115	303,995
Staples Inc.	135,407	2,886,877
Starbucks Corp. (1)	71,613	3,587,811
Target Corp.	162,995	8,464,330
Tiffany & Co. (2)	26,890	1,069,415
TJX Companies Inc.	89,049	1,823,724
Urban Outfitters Inc. (1) (2)	19,910	585,354
Walgreen Co.	188,179	8,176,378
Wal-Mart Stores Inc.	463,758	20,321,876
Wendy’s International Inc. (2)	21,012	948,692
Williams-Sonoma Inc. (1) (2)	21,165	811,678
Yum! Brands Inc. (2)	53,253	2,577,978

		134,353,230
SAVINGS & LOANS—0.64%
Astoria Financial Corp. (2)	18,023	476,168
Capitol Federal Financial (2)	4,001	136,914
Downey Financial Corp.	3,928	239,215
Golden West Financial Corp.	46,905	2,785,688
Hudson City Bancorp Inc.	109,921	1,308,060
Independence Community Bank Corp.	15,475	527,543
New York Community Bancorp Inc. (2)	48,765	799,746
People’s Bank	10,810	313,274
Sovereign Bancorp Inc.	67,079	1,478,421
Washington Federal Inc. (2)	15,968	360,238
Washington Mutual Inc.	160,332	6,288,221

		14,713,488
SEMICONDUCTORS—3.16%
Advanced Micro Devices Inc. (1)	72,657	1,830,956
Agere Systems Inc. (1)	33,255	346,185
Altera Corp. (1)	68,314	1,305,481
Analog Devices Inc.	67,932	2,522,994
Applied Materials Inc.	306,857	5,204,295
Broadcom Corp. Class A (1)	50,838	2,384,811
Cree Inc. (1) (2)	13,845	346,402
Freescale Semiconductor Inc. Class B (1)	74,452	1,755,578
Intel Corp.	1,136,730	28,020,395
International Rectifier Corp. (1) (2)	13,269	598,167
Intersil Corp. Class A (2)	28,043	610,777

KLA-Tencor Corp.	36,479	1,778,716
Lam Research Corp. (1)	25,465	775,919
Linear Technology Corp.	56,210	2,112,934
LSI Logic Corp. (1)	71,355	702,847
Maxim Integrated Products Inc.	60,274	2,570,686
MEMC Electronic Materials Inc. (1)	25,374	578,273
Microchip Technology Inc.	38,778	1,167,993
Micron Technology Inc. (1)	107,079	1,424,151
National Semiconductor Corp.	64,708	1,701,820
Novellus Systems Inc.	23,427	587,549
NVIDIA Corp. (1) (2)	31,300	1,072,964
QLogic Corp. (1)	16,981	580,750
Teradyne Inc. (1)	36,033	594,545
Texas Instruments Inc.	305,970	10,372,383
Xilinx Inc. (2)	64,577	1,798,469

		72,746,040
SOFTWARE—3.90%
Activision Inc. (1)	32,836	671,496
Adobe Systems Inc.	89,868	2,682,560
Autodesk Inc.	42,230	1,961,161
Automatic Data Processing Inc.	107,214	4,614,491
Avid Technology Inc. (1)	7,472	309,341
BEA Systems Inc. (1)	65,502	588,208
BMC Software Inc. (1)	40,731	859,424
Cerner Corp. (1) (2)	5,488	477,072
Certegy Inc.	10,446	418,049
Citrix Systems Inc. (1)	31,140	782,860
Computer Associates International Inc.	85,411	2,375,280
Compuware Corp. (1)	71,252	676,894
Dun & Bradstreet Corp. (1)	12,553	826,866
Electronic Arts Inc. (1) (2)	56,623	3,221,282
Fair Isaac Corp. (2)	12,397	555,386
First Data Corp.	143,277	5,731,080
Fiserv Inc. (1) (2)	35,470	1,627,009
Global Payments Inc.	6,181	480,387
Hyperion Solutions Corp. (1)	7,372	358,648
IMS Health Inc.	41,731	1,050,369
Intuit Inc. (1)	30,285	1,357,071
Mercury Interactive Corp. (1)	15,938	631,145
Microsoft Corp.	1,704,404	43,854,315
NAVTEQ Corp. (1)	16,459	822,127
Novell Inc. (1)	69,663	518,989
Oracle Corp. (1)	696,542	8,630,155
Pixar Inc. (1)	9,923	441,673
Red Hat Inc. (1) (2)	32,512	688,929
Salesforce.com Inc. (1)	12,617	291,705
SEI Investments Co. (2)	11,649	437,769
Siebel Systems Inc.	94,910	980,420
Sybase Inc. (1) (2)	16,470	385,727
Take-Two Interactive Software Inc. (1)	12,850	283,857
Total System Services Inc.	6,831	159,231

		89,750,976
TELECOMMUNICATIONS—5.78%
ADC Telecommunications Inc. (1)	21,262	486,049
Alamosa Holdings Inc. (1)	24,548	420,016
Alltel Corp. (2)	63,786	4,153,106
American Tower Corp. Class A (1)	73,647	1,837,493
Andrew Corp. (1)	29,927	333,686
AT&T Corp.	147,126	2,913,095
Avaya Inc. (1)	87,723	903,547
BellSouth Corp.	337,028	8,863,836

CenturyTel Inc.	24,131	844,102
Cisco Systems Inc. (1)	1,190,235	21,340,914
Citizens Communications Co. (2)	62,558	847,661
Comverse Technology Inc. (1)	36,721	964,661
Corning Inc. (1)	261,552	5,055,800
Crown Castle International Corp. (1) (2)	40,348	993,771
Harris Corp.	24,471	1,022,888
JDS Uniphase Corp. (1)	298,755	663,236
Juniper Networks Inc. (1)	100,131	2,382,116
Lucent Technologies Inc. (1) (2)	814,158	2,646,014
MCI Inc.	51,711	1,311,908
Motorola Inc.	451,409	9,971,625
Nextel Partners Inc. Class A (1)	27,956	701,696
NII Holdings Inc. Class B (1)	11,394	962,223
NTL Inc. (1)	13,672	913,290
PanAmSat Holding Corp.	9,267	224,261
QUALCOMM Inc.	300,752	13,458,652
Qwest Communications International Inc. (1)	277,295	1,136,910
SBC Communications Inc. (2)	608,145	14,577,236
Scientific-Atlanta Inc.	28,362	1,063,859
Sprint Nextel Corp.	512,663	12,191,126
Telephone & Data Systems Inc.	19,964	778,596
Telewest Global Inc. (1)	45,099	1,035,022
Tellabs Inc. (1)	82,296	865,754
United States Cellular Corp. (1)	2,922	156,093
Verizon Communications Inc.	509,490	16,655,228
West Corp. (1)	3,856	144,176

		132,819,646
TEXTILES—0.08%
Cintas Corp. (2)	25,899	1,063,154
Mohawk Industries Inc. (1) (2)	9,549	766,307

		1,829,461
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	28,760	565,134
Marvel Entertainment Inc. (1) (2)	12,946	231,345
Mattel Inc. (2)	76,466	1,275,453

		2,071,932
TRANSPORTATION—1.34%
Alexander & Baldwin Inc.	7,971	424,376
Burlington Northern Santa Fe Corp.	69,258	4,141,628
CH Robinson Worldwide Inc.	15,700	1,006,684
CNF Inc.	9,681	508,253
CSX Corp.	39,767	1,848,370
Expeditors International Washington Inc. (2)	19,689	1,117,941
FedEx Corp. (2)	55,571	4,841,901
Hunt (J.B.) Transport Services Inc.	21,645	411,471
Laidlaw International Inc.	18,355	443,640
Landstar System Inc.	10,959	438,689
Norfolk Southern Corp.	74,284	3,012,959
Overseas Shipholding Group Inc.	5,432	316,849
Ryder System Inc.	11,859	405,815
Swift Transportation Co. Inc. (1)	8,006	141,706
Union Pacific Corp. (2)	48,358	3,467,269
United Parcel Service Inc. Class B	112,965	7,809,270
Yellow Roadway Corp. (1)	10,724	444,188

		30,781,009
WATER—0.03%
Aqua America Inc. (2)	17,514	665,882

		665,882

TOTAL COMMON STOCKS (Cost: $2,287,779,617)		2,295,468,008

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—8.45%
CERTIFICATES OF DEPOSIT—0.42% (3)
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$376,556	376,556
Bank of Nova Scotia		3
3.63%, 01/03/06	301,245	301,221
Credit Suisse First Boston
3.67%, 05/09/06	753,111	753,111
Danske Bank
3.70%, 10/17/05	753,111	753,103
Dexia Credit Local
3.78%, 08/30/06	376,556	376,487
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,129,667	1,129,673
HBOS Treasury Services PLC
3.39%, 12/14/05	451,867	451,867
HSBC Bank USA N.A.
3.72%, 08/03/06	376,556	376,667
Nordea Bank PLC
3.63%, 10/02/06	451,867	451,761
Royal Bank of Scotland
3.78%, 06/27/06	376,556	376,515
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	1,167,323	1,167,145
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	2,071,057	2,071,111
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	602,489	602,490
Wells Fargo Bank N.A.
3.73%, 10/06/05	414,211	414,210

		9,601,917
COMMERCIAL PAPER—2.88% (3)
Alpine Securitization Corp.
3.72%, 10/19/05	1,506,223	1,503,733
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	7,415,414	7,397,616
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	2,516,899	2,511,039
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	2,635,890	2,634,743
Barton Capital Corp.
3.74%, 10/14/05	1,129,667	1,128,376
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	1,506,223	1,506,223
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	898,281	895,094
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	2,643,881	2,640,674
Cantabric Finance LLC
3.73%, 10/31/05	289,549	288,709

Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	428,445	427,835
Chesham Finance LLC
3.68%, 10/11/05	753,111	752,496
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	567,582	566,560
CRC Funding LLC
3.78%, 10/24/05	414,211	413,298
Dorada Finance Inc.
3.76%, 01/26/06	75,311	74,407
Fairway Finance LLC
3.75%, 10/20/05	301,245	301,244
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	675,496	675,060
Ford Credit Auto Receivables
3.77%, 10/17/05	655,207	654,246
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	3,609,422	3,601,072
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	3,719,053	3,714,893
General Electric Capital Corp.
3.72%, 10/14/05	3,765,557	3,761,277
Georgetown Funding Co. LLC
3.82%, 11/02/05	1,471,798	1,467,113
Giro Funding Corp.
3.66%, 10/06/05	376,556	376,441
Grampian Funding LLC
3.84%, 01/31/06	753,111	743,472
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	376,556	376,556
HSBC PLC
3.88%, 02/03/06	225,933	222,938
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	1,126,135	1,125,062
Landale Funding LLC
3.74%, 10/17/05	1,506,223	1,504,032
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	790,690	790,690
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	792,898	792,126
Lockhart Funding LLC
3.71%, 10/13/05	313,701	313,378
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	1,430,912	1,428,741
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	1,344,003	1,342,482
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	2,108,712	2,103,637
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	1,435,965	1,432,554
Prudential Funding LLC
3.71%, 10/13/05	753,111	752,335
Ranger Funding Co. LLC
3.67%, 10/04/05	415,288	415,246
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	753,111	741,905
Sedna Finance Inc.
3.92%, 02/21/06	188,278	185,387
Societe Generale
3.77%, 10/07/05	976,409	976,000
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	3,082,704	3,079,356
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	1,868,229	1,865,841

Three Pillars Funding Corp.
3.65%, 10/03/05	451,867	451,867
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	1,095,612	1,092,734
Tulip Funding Corp.
3.79%, 12/01/05	338,900	336,795
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	5,648,336	5,646,956
Windmill Funding Corp.
3.78%, 10/25/05	489,522	488,392
Yorktown Capital LLC
3.75%, 10/20/05	640,145	639,011

		66,139,642
LOAN PARTICIPATIONS—0.02% (3)
Army & Air Force Exchange Service
3.67%, 10/03/05	376,556	376,556

		376,556
MEDIUM-TERM NOTES—0.06% (3)
Dorada Finance Inc.
3.93%, 07/07/06 (4)	233,465	233,447
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	1,204,978	1,204, 856

		1,438,303
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5) (6)	1,228,617	1,228,617

		1,228,617
REPURCHASE AGREEMENTS—1.81% (3)
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $23,730,642 and effective yields of 3.75% - 3.88%. (7)	$23,723,012	23,723,012
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $17,892,211 and an effective yield of 3.90%. (7)	17,886,398	17,886,398

		41,609,410
TIME DEPOSITS—0.18% (3)
Chase Bank USA N.A.
3.88%, 10/03/05	820,357	820,357
Lloyds TSB Bank PLC
3.90%, 10/03/05	753,111	753,111
Rabobank Nederland NV
3.89%, 10/03/05	2,635,890	2,635,890

		4,209,358
VARIABLE & FLOATING RATE NOTES—3.03% (3)
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	1,400,787	1,400,795
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	2,598,235	2,598,231

American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	1,242,634	1,242,634
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	1,694,501	1,694,580
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	2,296,990	2,298,659
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	489,522	489,522
Bank of America N.A.
3.81%, 08/10/06	3,765,557	3,765,567
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	2,590,704	2,590,633
BMW US Capital LLC
3.74%, 09/15/06 (4)	753,111	753,111
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	1,430,912	1,430,854
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	2,025,870	2,025,796
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	188,278	188,278
Credit Suisse First Boston
3.77%, 07/19/06	1,882,779	1,882,779
DEPFA Bank PLC
3.88%, 09/15/06	753,111	753,111
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	1,197,447	1,197,499
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	753,111	753,111
Fairway Finance LLC
3.78%, 01/20/06	376,556	376,550
Fifth Third Bancorp
3.79%, 09/22/06 (4)	1,506,223	1,506,223
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	527,178	527,187
General Electric Capital Corp.
3.80%, 10/06/06	338,900	339,212
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	188,278	188,278
Hartford Life Global Funding Trust
3.76%, 08/15/06	753,111	753,111
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	2,259,334	2,259,333
HSBC Bank USA N.A.
3.95%, 05/04/06	263,589	263,714
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	2,184,023	2,184,042
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	2,937,135	2,937,393
Lothian Mortgages PLC
3.82%, 01/24/06	753,111	753,111
Marshall & Ilsley Bank
3.90%, 02/20/06	753,111	753,459
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	1,506,223	1,506,827
Natexis Banques Populaires
3.80%, 10/16/06 (4)	564,834	564,834
National City Bank (Ohio)
3.62%, 01/06/06	376,556	376,526
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	2,786,513	2,786,741
Nordea Bank AB
3.71%, 08/11/06 (4)	1,317,945	1,317,945

Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	2,409,957	2,409,995
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	2,048,463	2,048,464
Principal Life Income Funding Trusts
3.74%, 05/10/06	564,834	564,851
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	2,513,510	2,513,012
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	640,145	640,119
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	3,358,877	3,358,877
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	753,111	753,111
Strips III LLC
3.88%, 07/24/06 (4) (8)	216,515	216,515
SunTrust Bank
3.63%, 04/28/06	1,129,667	1,129,667
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	1,679,439	1,679,267
Toyota Motor Credit Corp.
3.87%, 04/10/06	338,900	338,898
Unicredito Italiano SpA
3.80%, 06/14/06	979,045	978,803
Union Hamilton Special Funding LLC
4.00%, 03/28/06	753,111	753,111
US Bank N.A.
3.77%, 09/29/06	338,900	338,812
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	1,739,311	1,739,311
Wells Fargo & Co.
3.76%, 09/15/06 (4)	376,556	376,590
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	1,694,501	1,694,405
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	1,927,965	1,927,907
Winston Funding Ltd.
3.71%, 10/23/05 (4)	537,722	537,722
World Savings Bank
3.69%, 03/09/06	1,129,667	1,129,641

		69,588,724

TOTAL SHORT-TERM INVESTMENTS (Cost: $194,192,527)		194,192,527

TOTAL INVESTMENTS IN SECURITIES—108.30% (Cost: $2,481,972,144)		2,489,660,535
Other Assets, Less Liabilities—(8.30)%		(190,727,486)

NET ASSETS—100.00%		$2,298,933,049

NVS	- Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.89%
ADVERTISING—0.48%
Donnelley (R.H.) Corp. (1)	17,644	$1,116,159
Getty Images Inc. (1) (2)	33,071	2,845,429
Harte-Hanks Inc.	38,151	1,008,331
Interpublic Group of Companies Inc. (1) (2)	248,659	2,894,391
Lamar Advertising Co. (1) (2)	47,703	2,163,808
Omnicom Group Inc.	124,319	10,396,798

		20,424,916
AEROSPACE & DEFENSE—2.51%
Alliant Techsystems Inc. (1)	17,666	1,318,767
Boeing Co. (The)	560,544	38,088,965
Goodrich (B.F.) Co.	81,483	3,612,956
L-3 Communications Holdings Inc. (2)	46,708	3,693,202
Lockheed Martin Corp.	250,564	15,294,427
Raytheon Co.	67,752	2,575,931
Rockwell Collins Inc. (2)	121,038	5,848,556
United Technologies Corp.	694,408	35,998,111

		106,430,915
AGRICULTURE—1.26%
Altria Group Inc.	567,543	41,833,595
Monsanto Co.	142,716	8,955,429
UST Inc. (2)	58,699	2,457,140

		53,246,164
AIRLINES—0.15%
AMR Corp. (1) (2)	107,918	1,206,523
JetBlue Airways Corp. (1) (2)	63,665	1,120,504
Southwest Airlines Co.	263,405	3,911,564

		6,238,591
APPAREL—0.51%
Coach Inc. (1) (2)	255,889	8,024,679
Columbia Sportswear Co. (1) (2)	2,489	115,490
Nike Inc. Class B (2)	127,289	10,396,966
Polo Ralph Lauren Corp.	8,632	434,190
Quiksilver Inc. (1) (2)	78,775	1,138,299
Reebok International Ltd.	8,235	465,854
Timberland Co. Class A (1)	35,195	1,188,887

		21,764,365
AUTO MANUFACTURERS—0.25%
Navistar International Corp. (1) (2)	41,557	1,347,694
Oshkosh Truck Corp. (2)	49,226	2,124,594
PACCAR Inc.	102,666	6,969,995

		10,442,283

AUTO PARTS & EQUIPMENT—0.08%
Autoliv Inc.	9,833	427,735
BorgWarner Inc.	11,323	639,297
Goodyear Tire & Rubber Co. (The) (1) (2)	49,547	772,438
Johnson Controls Inc.	24,698	1,532,511

		3,371,981
BANKS—0.68%
Bank of Hawaii Corp.	3,771	185,609
Commerce Bancorp Inc. (2)	97,645	2,996,725
Cullen/Frost Bankers Inc.	2,244	110,719
East West Bancorp Inc. (2)	35,211	1,198,582
Fifth Third Bancorp	22,843	839,023
Investors Financial Services Corp. (2)	45,612	1,500,635
Mellon Financial Corp.	21,641	691,863
Northern Trust Corp.	74,595	3,770,777
State Street Corp. (2)	65,845	3,221,137
Synovus Financial Corp. (2)	210,690	5,840,327
TCF Financial Corp. (2)	66,477	1,778,260
Wells Fargo & Co.	115,463	6,762,668

		28,896,325
BEVERAGES—2.83%
Anheuser-Busch Companies Inc.	325,750	14,020,280
Brown-Forman Corp. Class B (2)	34,796	2,071,754
Coca-Cola Co. (The)	880,193	38,015,536
Constellation Brands Inc. (1)	32,013	832,338
Pepsi Bottling Group Inc.	23,706	676,806
PepsiCo Inc.	1,135,822	64,412,466

		120,029,180
BIOTECHNOLOGY—3.16%
Affymetrix Inc. (1)	42,824	1,979,754
Amgen Inc. (1)	839,355	66,871,413
Biogen Idec Inc. (1)	105,781	4,176,234
Celgene Corp. (1)	113,453	6,162,767
Charles River Laboratories International Inc. (1) (2)	22,570	984,503
Chiron Corp. (1) (2)	69,021	3,010,696
Genentech Inc. (1)	314,646	26,496,340
Genzyme Corp. (1)	171,049	12,253,950
Invitrogen Corp. (1)	16,602	1,248,968
MedImmune Inc. (1) (2)	168,534	5,671,169
Millennium Pharmaceuticals Inc. (1) (2)	106,096	989,876
Millipore Corp. (1) (2)	34,085	2,143,606
Protein Design Labs Inc. (1)	71,759	2,009,252

		133,998,528
BUILDING MATERIALS—0.49%
American Standard Companies Inc.	127,166	5,919,577
Florida Rock Industries Inc. (2)	31,626	2,026,910
Martin Marietta Materials Inc.	26,215	2,056,829
Masco Corp.	233,842	7,174,273
Vulcan Materials Co.	45,742	3,394,514

		20,572,103
CHEMICALS—1.21%
Air Products & Chemicals Inc.	15,718	866,691
Airgas Inc.	1,967	58,282
Cabot Corp.	2,398	79,158
Chemtura Corp.	57,672	716,286
Dow Chemical Co. (The)	615,640	25,653,719
Du Pont (E.I.) de Nemours and Co. (2)	112,535	4,407,996
Ecolab Inc. (2)	124,659	3,980,362
International Flavors & Fragrances Inc.	63,305	2,256,190

Praxair Inc. (2)	191,906	9,198,055
Rohm & Haas Co.	7,530	309,709
Sherwin-Williams Co. (The)	78,394	3,454,824
Sigma-Aldrich Corp.	4,556	291,857

		51,273,129
COAL—0.34%
Arch Coal Inc. (2)	15,321	1,034,167
CONSOL Energy Inc.	43,143	3,290,517
Massey Energy Co. (2)	51,930	2,652,065
Peabody Energy Corp. (2)	88,698	7,481,676

		14,458,425
COMMERCIAL SERVICES—1.55%
Alliance Data Systems Corp. (1) (2)	56,079	2,195,493
Apollo Group Inc. Class A (1)	97,390	6,465,722
ARAMARK Corp. Class B (2)	49,102	1,311,514
Block (H & R) Inc.	224,482	5,383,078
Career Education Corp. (1) (2)	69,944	2,487,209
Cendant Corp.	70,383	1,452,705
ChoicePoint Inc. (1)	61,506	2,655,214
Corporate Executive Board Co. (The) (2)	28,240	2,202,155
Education Management Corp. (1)	50,720	1,635,213
Equifax Inc.	65,622	2,292,833
Hewitt Associates Inc. Class A (1)	15,151	413,319
Interactive Data Corp.	11,896	269,444
Iron Mountain Inc. (1) (2)	74,639	2,739,251
ITT Educational Services Inc. (1)	31,597	1,559,312
Laureate Education Inc. (1) (2)	29,954	1,466,847
Manpower Inc.	16,604	737,052
McKesson Corp. (2)	80,681	3,828,313
Moody’s Corp. (2)	171,167	8,743,210
Paychex Inc. (2)	225,608	8,365,545
Pharmaceutical Product Development Inc. (1) (2)	33,006	1,898,175
Rent-A-Center Inc. (1)	33,343	643,853
Robert Half International Inc. (2)	116,223	4,136,377
ServiceMaster Co. (The)	121,484	1,644,893
Weight Watchers International Inc. (1) (2)	26,430	1,363,259

		65,889,986
COMPUTERS—5.32%
Affiliated Computer Services Inc. Class A (1) (2)	52,599	2,871,905
Apple Computer Inc. (1)	558,966	29,966,167
BISYS Group Inc. (The) (1)	33,792	453,827
CACI International Inc. Class A (1)	20,040	1,214,424
Cadence Design Systems Inc. (1) (2)	87,212	1,409,346
Ceridian Corp. (1) (2)	49,485	1,026,814
Cognizant Technology Solutions Corp. (1) (2)	92,049	4,288,563
Dell Inc. (1)	1,667,929	57,043,172
Diebold Inc.	43,681	1,505,247
DST Systems Inc. (1) (2)	50,361	2,761,294
Electronic Data Systems Corp.	80,240	1,800,586
EMC Corp. (1)	1,630,396	21,097,324
International Business Machines Corp.	926,840	74,351,105
Lexmark International Inc. (1) (2)	84,163	5,138,151
National Instruments Corp. (2)	37,876	933,265
NCR Corp. (1)	31,725	1,012,345
Network Appliance Inc. (1) (2)	248,342	5,895,639
Reynolds & Reynolds Co. (The) Class A	4,924	134,967
SanDisk Corp. (1)	93,300	4,501,725
SRA International Inc. Class A (1)	19,270	683,700
Sun Microsystems Inc. (1)	1,359,914	5,330,863
Synopsys Inc. (1)	17,022	321,716
Western Digital Corp. (1) (2)	143,348	1,853,490

		225,595,635

COSMETICS & PERSONAL CARE—3.82%
Alberto-Culver Co. (2)	14,298	639,835
Avon Products Inc.	320,139	8,643,753
Colgate-Palmolive Co.	258,652	13,654,239
Estee Lauder Companies Inc. Class A (2)	92,000	3,204,360
Gillette Co. (The)	607,729	35,369,828
Procter & Gamble Co.	1,691,866	100,598,352

		162,110,367
DISTRIBUTION & WHOLESALE—0.19%
CDW Corp.	42,378	2,496,912
Fastenal Co. (2)	42,517	2,597,364
Grainger (W.W.) Inc.	9,567	601,956
Ingram Micro Inc. Class A (1)	42,743	792,455
SCP Pool Corp. (2)	35,113	1,226,497
Tech Data Corp. (1) (2)	11,680	428,773

		8,143,957
DIVERSIFIED FINANCIAL SERVICES—3.02%
Affiliated Managers Group Inc. (1)	22,705	1,644,296
American Express Co.	742,061	42,623,984
AmeriCredit Corp. (1) (2)	40,068	956,423
Ameritrade Holding Corp. (1)	62,392	1,340,180
BlackRock Inc.	13,407	1,188,128
Capital One Financial Corp.	54,388	4,324,934
CapitalSource Inc. (1) (2)	33,768	736,142
Chicago Mercantile Exchange Holdings Inc.	23,263	7,846,610
Countrywide Financial Corp.	32,440	1,069,871
Eaton Vance Corp. (2)	90,870	2,255,393
Federated Investors Inc. Class B (2)	52,660	1,749,892
First Marblehead Corp. (The) (2)	17,102	434,391
Franklin Resources Inc.	109,455	9,189,842
Goldman Sachs Group Inc. (The)	39,322	4,780,769
IndyMac Bancorp Inc. (2)	21,780	862,052
Instinet Group Inc.	20,332	101,050
Legg Mason Inc.	71,872	7,883,640
Morgan Stanley	73,004	3,937,836
Nelnet Inc. Class A (1) (2)	11,288	429,057
Nuveen Investments Inc. Class A	34,988	1,378,177
Providian Financial Corp. (1)	34,226	605,116
Refco Inc. (1)	12,300	347,721
Schwab (Charles) Corp. (The)	712,887	10,286,959
SLM Corp.	284,447	15,257,737
Student Loan Corp.	2,649	627,495
T. Rowe Price Group Inc.	88,001	5,746,465
Westcorp Inc. (2)	6,242	367,654

		127,971,814
ELECTRIC—0.60%
AES Corp. (The) (1)	443,600	7,288,348
TXU Corp.	162,525	18,345,822

		25,634,170
ELECTRICAL COMPONENTS & EQUIPMENT—0.60%
American Power Conversion Corp. (2)	112,231	2,906,783
AMETEK Inc. (2)	46,792	2,010,652
Emerson Electric Co.	236,869	17,007,194
Energizer Holdings Inc. (1)	39,455	2,237,098
Hubbell Inc. Class B	2,397	112,491
Molex Inc.	48,195	1,285,843

		25,560,061

ELECTRONICS—0.81%
Agilent Technologies Inc. (1)	282,022	9,236,220
Amphenol Corp. Class A	59,503	2,400,351
Avnet Inc. (1) (2)	30,044	734,576
AVX Corp. (2)	8,734	111,271
Dolby Laboratories Inc. Class A (1)	18,923	302,768
Fisher Scientific International Inc. (1)	42,985	2,667,219
FLIR Systems Inc. (1) (2)	41,851	1,237,953
Gentex Corp.	106,363	1,850,716
Jabil Circuit Inc. (1)	111,200	3,438,304
Mettler Toledo International Inc. (1)	21,901	1,116,513
PerkinElmer Inc.	46,411	945,392
Sanmina-SCI Corp. (1) (2)	180,551	774,564
Solectron Corp. (1)	322,663	1,261,612
Symbol Technologies Inc.	141,253	1,367,329
Tektronix Inc.	14,196	358,165
Thermo Electron Corp. (1)	40,339	1,246,475
Thomas & Betts Corp. (1)	18,230	627,294
Trimble Navigation Ltd. (1) (2)	35,358	1,191,211
Vishay Intertechnology Inc. (1)	33,111	395,676
Waters Corp. (1) (2)	75,685	3,148,496

		34,412,105
ENGINEERING & CONSTRUCTION—0.14%
Fluor Corp.	58,465	3,763,977
Jacobs Engineering Group Inc. (1) (2)	31,380	2,115,012

		5,878,989
ENTERTAINMENT—0.31%
DreamWorks Animation SKG Inc. Class A (1) (2)	27,053	748,286
GTECH Holdings Corp.	78,342	2,511,645
International Game Technology Inc.	233,512	6,304,824
International Speedway Corp. Class A	2,900	152,163
Penn National Gaming Inc. (1)	45,424	1,413,141
Regal Entertainment Group Class A (2)	28,863	578,415
Scientific Games Corp. Class A (1) (2)	40,283	1,248,773

		12,957,247
ENVIRONMENTAL CONTROL—0.14%
Allied Waste Industries Inc. (1) (2)	46,720	394,784
Nalco Holding Co. (1)	55,500	936,285
Stericycle Inc. (1) (2)	30,218	1,726,959
Waste Management Inc.	106,076	3,034,834

		6,092,862
FOOD—1.24%
Campbell Soup Co.	79,049	2,351,708
General Mills Inc.	10,327	497,761
Heinz (H.J.) Co. (2)	127,527	4,659,837
Hershey Co. (The)	107,007	6,025,564
Kellogg Co. (2)	114,734	5,292,679
McCormick & Co. Inc. NVS (2)	62,304	2,032,980
Sara Lee Corp.	200,762	3,804,440
Sysco Corp. (2)	429,789	13,482,481
Whole Foods Market Inc. (2)	44,385	5,967,563
Wrigley (William Jr.) Co. (2)	118,707	8,532,659

		52,647,672
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	30,077	2,469,021
Stanley Works (The)	36,117	1,685,942

		4,154,963

HEALTH CARE - PRODUCTS—7.23%
Advanced Medical Optics Inc. (1)	43,634	1,655,910
Bard (C.R.) Inc.	71,440	4,717,183
Bausch & Lomb Inc. (2)	31,914	2,574,822
Baxter International Inc.	421,067	16,787,941
Beckman Coulter Inc. (2)	42,129	2,274,123
Becton, Dickinson & Co.	171,419	8,987,498
Biomet Inc.	171,243	5,943,845
Boston Scientific Corp. (1)	447,533	10,458,846
Cooper Companies Inc. (2)	23,972	1,836,495
Cytyc Corp. (1) (2)	77,825	2,089,601
Dade Behring Holdings Inc.	59,894	2,195,714
DENTSPLY International Inc.	54,697	2,954,732
Edwards Lifesciences Corp. (1) (2)	40,686	1,806,865
Gen-Probe Inc. (1) (2)	34,407	1,701,426
Guidant Corp.	220,648	15,200,441
Henry Schein Inc. (1) (2)	58,695	2,501,581
Hillenbrand Industries Inc.	12,270	577,303
IDEXX Laboratories Inc. (1) (2)	22,301	1,491,491
INAMED Corp. (1)	24,686	1,868,236
Johnson & Johnson	2,016,741	127,619,370
Kinetic Concepts Inc. (1) (2)	32,368	1,838,502
Medtronic Inc.	820,455	43,992,797
Patterson Companies Inc. (1) (2)	92,954	3,720,949
ResMed Inc. (1) (2)	23,851	1,899,732
Respironics Inc. (1)	48,883	2,061,885
St. Jude Medical Inc. (1)	245,716	11,499,509
Stryker Corp.	198,888	9,831,034
TECHNE Corp. (1) (2)	26,014	1,482,278
Varian Medical Systems Inc. (1) (2)	89,974	3,554,873
Zimmer Holdings Inc. (1)	167,411	11,532,944

		306,657,926
HEALTH CARE - SERVICES—3.35%
Aetna Inc.	157,512	13,568,084
AMERIGROUP Corp. (1) (2)	34,460	658,875
Community Health Systems Inc. (1) (2)	48,632	1,887,408
Covance Inc. (1) (2)	43,022	2,064,626
Coventry Health Care Inc. (1) (2)	73,016	6,280,836
DaVita Inc. (1) (2)	68,106	3,137,643
HCA Inc.	299,276	14,341,306
Health Management Associates Inc. Class A	150,747	3,538,032
Health Net Inc. (1)	44,685	2,114,494
Humana Inc. (1)	82,323	3,941,625
Laboratory Corp. of America Holdings (1) (2)	91,501	4,457,014
LifePoint Hospitals Inc. (1) (2)	36,887	1,613,069
Lincare Holdings Inc. (1)	62,571	2,568,540
Manor Care Inc. (2)	53,675	2,061,657
PacifiCare Health Systems Inc. (1)	34,851	2,780,413
Quest Diagnostics Inc. (2)	109,016	5,509,669
Renal Care Group Inc. (1)	46,410	2,196,121
Sierra Health Services Inc. (1)	13,922	958,808
Tenet Healthcare Corp. (1)	45,014	505,507
Triad Hospitals Inc. (1)	21,342	966,152
UnitedHealth Group Inc.	858,860	48,267,932
Universal Health Services Inc. Class B (2)	22,874	1,089,489
WellChoice Inc. (1) (2)	18,270	1,386,693
WellPoint Inc. (1)	215,890	16,368,780

		142,262,773

HOME BUILDERS—0.60%
Beazer Homes USA Inc. (2)	11,602	680,689
Centex Corp.	45,367	2,929,801
Horton (D.R.) Inc.	134,020	4,854,204
Hovnanian Enterprises Inc. Class A (1) (2)	22,440	1,148,928
KB Home (2)	45,375	3,321,450
Lennar Corp. Class A	52,189	3,118,815
M.D.C. Holdings Inc.	13,478	1,063,279
NVR Inc. (1) (2)	3,661	3,239,802
Ryland Group Inc. (2)	25,155	1,721,105
Standard-Pacific Corp.	5,515	228,928
Toll Brothers Inc. (1) (2)	71,512	3,194,441

		25,501,442
HOME FURNISHINGS—0.12%
Harman International Industries Inc.	45,550	4,658,398
Tempur-Pedic International Inc. (1) (2)	27,443	324,925

		4,983,323
HOUSEHOLD PRODUCTS & WARES—0.53%
ACCO Brands Corp. (1)	27,062	763,690
Avery Dennison Corp. (2)	51,287	2,686,926
Church & Dwight Co. Inc. (2)	43,335	1,600,795
Fortune Brands Inc.	98,705	8,027,678
Kimberly-Clark Corp.	146,405	8,715,490
Scotts Miracle-Gro Co. (The) Class A	2,479	217,978
Spectrum Brands Inc. (1)	17,475	411,536

		22,424,093
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	32,725	741,221
Toro Co.	28,923	1,063,209

		1,804,430
INSURANCE—1.53%
AFLAC Inc.	270,842	12,269,143
Allmerica Financial Corp. (1)	2,495	102,644
Ambac Financial Group Inc.	16,427	1,183,730
American International Group Inc.	462,342	28,646,710
Berkley (W.R.) Corp.	13,188	520,662
Brown & Brown Inc. (2)	37,367	1,856,766
Erie Indemnity Co. Class A	5,631	297,035
Gallagher (Arthur J.) & Co. (2)	52,409	1,509,903
HCC Insurance Holdings Inc. (2)	34,055	971,589
Markel Corp. (1) (2)	2,885	953,492
MBIA Inc.	5,357	324,741
Philadelphia Consolidated Holding Corp. (1) (2)	9,552	810,965
Progressive Corp. (The)	122,915	12,877,805
Prudential Financial Inc.	24,036	1,623,872
Transatlantic Holdings Inc. (2)	1,492	85,044
Unitrin Inc. (2)	15,449	733,210

		64,767,311
INTERNET—3.21%
Akamai Technologies Inc. (1) (2)	83,620	1,333,739
Amazon.com Inc. (1)	207,472	9,398,482
CheckFree Corp. (1) (2)	47,194	1,784,877
eBay Inc. (1)	738,964	30,445,317
Expedia Inc. (1)	67,083	1,328,914
F5 Networks Inc. (1) (2)	25,288	1,099,269
Google Inc. Class A (1)	111,729	35,357,759
IAC/InterActiveCorp. (1)	67,083	1,700,554
Macromedia Inc. (1)	51,495	2,094,302
McAfee Inc. (1) (2)	109,972	3,455,320

Monster Worldwide Inc. (1) (2)	70,474	2,164,257
Symantec Corp. (1)	539,600	12,227,336
VeriSign Inc. (1)	179,242	3,830,402
WebMD Corp. (1) (2)	183,475	2,032,903
Yahoo! Inc. (1)	821,389	27,795,804

		136,049,235
IRON & STEEL—0.05%
Allegheny Technologies Inc. (2)	65,384	2,025,596

		2,025,596
LEISURE TIME—0.30%
Brunswick Corp.	48,820	1,841,979
Harley-Davidson Inc. (2)	193,050	9,351,342
Polaris Industries Inc. (2)	29,051	1,439,477

		12,632,798
LODGING—0.80%
Boyd Gaming Corp.	28,323	1,221,288
Choice Hotels International Inc.	10,483	677,621
Harrah’s Entertainment Inc.	77,302	5,039,317
Hilton Hotels Corp.	258,626	5,772,532
Las Vegas Sands Corp. (1) (2)	15,578	512,672
Marriott International Inc. Class A (2)	127,576	8,037,288
MGM Mirage (1) (2)	81,440	3,564,629
Starwood Hotels & Resorts Worldwide Inc.	89,994	5,144,957
Station Casinos Inc.	37,469	2,486,443
Wynn Resorts Ltd. (1) (2)	32,055	1,447,283

		33,904,030
MACHINERY—1.03%
Caterpillar Inc.	463,738	27,244,607
Cummins Inc.	17,669	1,554,695
Deere & Co.	17,199	1,052,579
Graco Inc.	47,308	1,621,718
IDEX Corp.	27,192	1,157,020
Joy Global Inc. (2)	54,335	2,741,744
Rockwell Automation Inc.	124,571	6,589,806
Zebra Technologies Corp. Class A (1) (2)	48,640	1,901,338

		43,863,507
MANUFACTURING—6.35%
Brink’s Co. (The)	28,683	1,177,724
Carlisle Companies Inc. (2)	10,649	676,957
Danaher Corp.	160,105	8,618,452
Donaldson Co. Inc. (2)	50,729	1,548,756
Dover Corp.	92,944	3,791,186
Eaton Corp.	28,451	1,808,061
General Electric Co.	5,452,339	183,580,254
Harsco Corp. (2)	24,439	1,602,465
Illinois Tool Works Inc.	159,475	13,129,577
ITT Industries Inc. (2)	57,288	6,507,917
Leggett & Platt Inc.	35,919	725,564
Pall Corp.	7,547	207,542
Parker Hannifin Corp.	35,114	2,258,181
Pentair Inc. (2)	57,879	2,112,583
Roper Industries Inc. (2)	49,983	1,963,832
Textron Inc.	18,635	1,336,502
3M Co.	522,042	38,297,000

		269,342,553

MEDIA—2.68%
Cablevision Systems Corp. (1)	135,124	4,144,253
CKX Inc. (1)	13,481	169,456
Clear Channel Communications Inc.	123,509	4,062,211
Comcast Corp. Class A (1)	654,000	19,214,520
Dex Media Inc.	101,493	2,820,490
DIRECTV Group Inc. (The) (1)	434,210	6,504,466
Discovery Holding Co. Class A (1)	69,689	1,006,309
Dow Jones & Co. Inc.	36,143	1,380,301
EchoStar Communications Corp.	156,387	4,624,364
Liberty Global Inc. Class A (1)	136,783	3,704,084
Liberty Media Corp. Class A (1)	694,262	5,588,809
McGraw-Hill Companies Inc. (The)	254,045	12,204,322
Meredith Corp.	28,642	1,428,949
News Corp. Class A	635,149	9,901,973
Scripps (E.W.) Co. Class A	55,247	2,760,693
Sirius Satellite Radio Inc. (1) (2)	897,966	5,881,677
Time Warner Inc.	168,785	3,056,696
Univision Communications Inc. Class A (1) (2)	75,490	2,002,750
Viacom Inc. Class B	174,273	5,752,752
Walt Disney Co. (The)	332,412	8,021,102
Washington Post Co. (The) Class B	3,273	2,626,582
Westwood One Inc. (2)	9,849	195,897
Wiley (John) & Sons Inc. Class A	31,821	1,328,209
XM Satellite Radio Holdings Inc. Class A (1) (2)	143,296	5,145,759

		113,526,624
METAL FABRICATE & HARDWARE—0.06%
Precision Castparts Corp.	30,472	1,618,063
Timken Co. (The) (2)	26,582	787,625

		2,405,688
MINING—0.27%
Freeport-McMoRan Copper & Gold Inc. (2)	121,817	5,919,088
Phelps Dodge Corp.	35,008	4,548,589
Southern Peru Copper Corp.	17,530	980,979

		11,448,656
OFFICE & BUSINESS EQUIPMENT—0.08%
Pitney Bowes Inc.	82,250	3,433,115

		3,433,115
OFFICE FURNISHINGS—0.09%
Herman Miller Inc. (2)	48,177	1,459,763
HNI Corp. (2)	37,560	2,261,863
Steelcase Inc. Class A	18,386	265,862

		3,987,488
OIL & GAS—1.70%
Chesapeake Energy Corp.	87,606	3,350,929
Denbury Resources Inc. (1) (2)	38,411	1,937,451
Diamond Offshore Drilling Inc. (2)	39,413	2,414,046
ENSCO International Inc.	73,246	3,412,531
EOG Resources Inc. (2)	162,169	12,146,458
Helmerich & Payne Inc.	22,748	1,373,752
Murphy Oil Corp.	111,699	5,570,429
Newfield Exploration Co. (1)	61,975	3,042,972
Noble Energy Inc.	15,157	710,863
Patterson-UTI Energy Inc.	114,864	4,144,293
Pioneer Natural Resources Co.	5,509	302,554
Plains Exploration & Production Co. (1) (2)	52,356	2,241,884
Pride International Inc. (1)	56,730	1,617,372
Quicksilver Resources Inc. (1) (2)	38,096	1,820,608
Range Resources Corp. (2)	58,371	2,253,704
Rowan Companies Inc.	43,118	1,530,258

Southwestern Energy Co. (1) (2)	56,243	4,128,236
Sunoco Inc.	73,132	5,718,922
Tesoro Corp.	25,681	1,726,790
Unit Corp. (1)	29,431	1,626,946
XTO Energy Inc.	244,984	11,102,675

		72,173,673
OIL & GAS SERVICES—1.42%
Baker Hughes Inc.	229,796	13,714,225
BJ Services Co. (2)	220,107	7,921,651
Cooper Cameron Corp. (1)	30,081	2,223,888
Dresser-Rand Group Inc. (1)	14,685	361,692
FMC Technologies Inc. (1) (2)	47,252	1,989,782
Grant Prideco Inc. (1) (2)	84,781	3,446,348
Halliburton Co.	302,611	20,734,906
National Oilwell Varco Inc. (1) (2)	67,876	4,466,241
Smith International Inc. (2)	143,946	4,794,841
Tidewater Inc.	15,285	743,921

		60,397,495
PACKAGING & CONTAINERS—0.08%
Ball Corp.	10,882	399,805
Crown Holdings Inc. (1)	111,335	1,774,680
Pactiv Corp. (1)	11,424	200,148
Sealed Air Corp. (1)	20,029	950,576

		3,325,209
PHARMACEUTICALS—5.49%
Abbott Laboratories	920,418	39,025,723
Allergan Inc.	88,539	8,111,943
American Pharmaceutical Partners Inc. (1) (2)	13,679	624,583
Barr Pharmaceuticals Inc. (1)	69,752	3,830,780
Bristol-Myers Squibb Co.	536,767	12,914,614
Cardinal Health Inc.	188,567	11,962,690
Caremark Rx Inc. (1)	275,372	13,749,324
Cephalon Inc. (1) (2)	39,662	1,841,110
Endo Pharmaceuticals Holdings Inc. (1)	34,574	922,089
Express Scripts Inc. (1)	84,573	5,260,441
Forest Laboratories Inc. (1)	238,409	9,290,799
Gilead Sciences Inc. (1)	306,403	14,940,210
Hospira Inc. (1)	51,365	2,104,424
ImClone Systems Inc. (1) (2)	47,235	1,485,541
IVAX Corp. (1)	137,191	3,616,355
Kos Pharmaceuticals Inc. (1)	8,800	588,984
Lilly (Eli) & Co.	621,066	33,239,452
Medco Health Solutions Inc. (1)	146,938	8,056,611
Merck & Co. Inc.	345,271	9,394,824
Mylan Laboratories Inc.	42,152	811,848
Omnicare Inc.	22,324	1,255,279
OSI Pharmaceuticals Inc. (1) (2)	35,337	1,033,254
Schering-Plough Corp.	1,000,846	21,067,808
Sepracor Inc. (1) (2)	71,224	4,201,504
Valeant Pharmaceuticals International	61,713	1,239,197
VCA Antech Inc. (1) (2)	55,105	1,406,280
Wyeth	452,213	20,923,896

		232,899,563
PIPELINES—0.41%
Equitable Resources Inc.	73,901	2,886,573
Kinder Morgan Inc.	60,238	5,792,486
Questar Corp.	13,532	1,192,440
Western Gas Resources Inc.	35,698	1,828,809
Williams Companies Inc. (2)	229,480	5,748,474

		17,448,782

REAL ESTATE—0.15%
CB Richard Ellis Group Inc. Class A (1) (2)	33,523	1,649,332
Forest City Enterprises Inc. Class A (2)	44,186	1,683,487
St. Joe Co. (The)	51,350	3,206,807

		6,539,626
REAL ESTATE INVESTMENT TRUSTS—0.41%
CenterPoint Properties Trust (2)	2,915	130,592
Federal Realty Investment Trust (2)	13,416	817,437
General Growth Properties Inc.	59,469	2,671,942
Global Signal Inc.	9,707	434,291
KKR Financial Corp. (1)	2,136	47,505
Macerich Co. (The) (2)	11,997	779,085
Mills Corp. (2)	37,700	2,076,516
New Century Financial Corp. (2)	16,307	591,455
ProLogis	14,598	646,837
Public Storage Inc. (2)	43,731	2,929,977
Simon Property Group Inc. (2)	42,238	3,130,681
SL Green Realty Corp.	2,526	172,223
United Dominion Realty Trust Inc. (2)	38,174	904,724
Ventas Inc.	69,765	2,246,433

		17,579,698
RETAIL—9.62%
Abercrombie & Fitch Co. Class A (2)	58,639	2,923,154
Advance Auto Parts Inc. (1) (2)	72,999	2,823,601
American Eagle Outfitters Inc.	80,172	1,886,447
AnnTaylor Stores Corp. (1) (2)	23,783	631,439
Applebee’s International Inc. (2)	55,324	1,144,654
AutoZone Inc. (1)	38,459	3,201,712
Barnes & Noble Inc.	8,839	333,230
Bebe Stores Inc.	12,379	216,633
Bed Bath & Beyond Inc. (1)	199,563	8,018,441
Best Buy Co. Inc.	274,357	11,942,760
Brinker International Inc. (1)	59,885	2,249,281
CarMax Inc. (1) (2)	71,221	2,227,081
CBRL Group Inc.	15,000	504,900
Cheesecake Factory (The) (1) (2)	53,284	1,664,592
Chico’s FAS Inc. (1)	122,289	4,500,235
Circuit City Stores Inc.	53,149	912,037
Claire’s Stores Inc.	55,677	1,343,486
Copart Inc. (1)	45,768	1,092,482
Costco Wholesale Corp.	122,834	5,292,917
CVS Corp. (2)	549,448	15,939,486
Darden Restaurants Inc. (2)	105,842	3,214,422
Dick’s Sporting Goods Inc. (1) (2)	23,177	697,859
Dollar General Corp.	222,104	4,073,387
Dollar Tree Stores Inc. (1)	51,321	1,111,100
Family Dollar Stores Inc. (2)	87,131	1,731,293
Foot Locker Inc. (2)	54,974	1,206,130
Gap Inc. (The)	404,040	7,042,417
Home Depot Inc.	1,464,228	55,845,656
Kohl’s Corp. (1)	207,753	10,425,046
Limited Brands Inc. (2)	233,919	4,778,965
Lowe’s Companies Inc.	525,352	33,832,669
Men’s Wearhouse Inc. (The) (1)	32,484	867,323
Michaels Stores Inc.	92,828	3,068,894
MSC Industrial Direct Co. Inc. Class A (2)	30,964	1,027,076
Neiman-Marcus Group Inc. Class A	4,933	493,053
Nordstrom Inc.	148,607	5,100,192
O’Reilly Automotive Inc. (1) (2)	68,301	1,924,722

Outback Steakhouse Inc. (2)	40,047	1,465,720
Panera Bread Co. Class A (1)	18,168	929,838
Penney (J.C.) Co. Inc.	52,770	2,502,353
PETsMART Inc. (2)	97,752	2,129,039
RadioShack Corp. (2)	106,153	2,632,594
Ross Stores Inc.	100,632	2,384,978
Saks Inc. (1)	10,781	199,449
Sears Holdings Corp. (1)	31,588	3,930,179
7-Eleven Inc. (1)	18,051	642,796
Sonic Corp. (1) (2)	40,458	1,106,526
Staples Inc.	499,586	10,651,174
Starbucks Corp. (1)	264,264	13,239,626
Target Corp.	600,757	31,197,311
Tiffany & Co. (2)	39,462	1,569,404
TJX Companies Inc.	326,405	6,684,774
Urban Outfitters Inc. (1) (2)	72,192	2,122,445
Walgreen Co. (2)	693,598	30,136,833
Wal-Mart Stores Inc.	1,708,308	74,858,057
Wendy’s International Inc. (2)	39,867	1,799,995
Williams-Sonoma Inc. (1) (2)	77,817	2,984,282
Yum! Brands Inc.	196,485	9,511,839

		407,967,984
SAVINGS & LOANS—0.24%
Golden West Financial Corp. (2)	71,420	4,241,634
Hudson City Bancorp Inc.	404,313	4,811,325
People’s Bank	39,442	1,143,029

		10,195,988
SEMICONDUCTORS—5.93%
Advanced Micro Devices Inc. (1) (2)	141,271	3,560,029
Agere Systems Inc. (1)	124,500	1,296,045
Altera Corp. (1)	252,542	4,826,078
Analog Devices Inc.	250,960	9,320,654
Applied Materials Inc. (2)	1,131,410	19,188,714
Broadcom Corp. Class A (1)	188,045	8,821,191
Cree Inc. (1) (2)	51,442	1,287,079
Freescale Semiconductor Inc. Class B (1)	34,357	810,138
Intel Corp.	4,186,784	103,204,226
International Rectifier Corp. (1) (2)	37,152	1,674,812
Intersil Corp. Class A (2)	50,286	1,095,229
KLA-Tencor Corp. (2)	133,865	6,527,257
Lam Research Corp. (1)	94,473	2,878,592
Linear Technology Corp. (2)	207,700	7,807,443
LSI Logic Corp. (1)	98,699	972,185
Maxim Integrated Products Inc. (2)	222,612	9,494,402
MEMC Electronic Materials Inc. (1) (2)	93,435	2,129,384
Microchip Technology Inc. (2)	141,737	4,269,118
Micron Technology Inc. (1)	197,592	2,627,974
National Semiconductor Corp.	237,383	6,243,173
Novellus Systems Inc.	43,489	1,090,704
NVIDIA Corp. (1) (2)	115,683	3,965,613
QLogic Corp. (1) (2)	61,795	2,113,389
Teradyne Inc. (1) (2)	93,152	1,537,008
Texas Instruments Inc.	1,127,545	38,223,776
Xilinx Inc. (2)	236,720	6,592,652

		251,556,865
SOFTWARE—7.45%
Activision Inc. (1)	120,681	2,467,926
Adobe Systems Inc.	331,789	9,903,902
Autodesk Inc.	155,017	7,198,989
Automatic Data Processing Inc.	395,712	17,031,444

Avid Technology Inc. (1)	26,052	1,078,553
BEA Systems Inc. (1)	18,107	162,601
BMC Software Inc. (1)	65,442	1,380,826
Cerner Corp. (1) (2)	20,038	1,741,903
Certegy Inc. (2)	38,792	1,552,456
Citrix Systems Inc. (1)	115,378	2,900,603
Computer Associates International Inc. (2)	228,272	6,348,244
Compuware Corp. (1)	117,414	1,115,433
Dun & Bradstreet Corp. (1)	46,344	3,052,679
Electronic Arts Inc. (1) (2)	208,904	11,884,549
Fair Isaac Corp. (2)	34,860	1,561,728
First Data Corp.	528,326	21,133,040
Fiserv Inc. (1) (2)	130,090	5,967,228
Global Payments Inc.	22,014	1,710,928
Hyperion Solutions Corp. (1) (2)	26,983	1,312,723
IMS Health Inc.	154,240	3,882,221
Intuit Inc. (1)	112,018	5,019,527
Mercury Interactive Corp. (1)	58,997	2,336,281
Microsoft Corp.	6,279,829	161,580,000
NAVTEQ Corp. (1) (2)	60,638	3,028,868
Oracle Corp. (1)	2,567,077	31,806,084
Pixar Inc. (1)	36,425	1,621,277
Red Hat Inc. (1) (2)	119,232	2,526,526
Salesforce.com Inc. (1)	45,530	1,052,654
SEI Investments Co.	43,411	1,631,385
Siebel Systems Inc.	42,928	443,446
Take-Two Interactive Software Inc. (1)	40,627	897,450
Total System Services Inc. (2)	26,041	607,016

		315,938,490
TELECOMMUNICATIONS—5.27%
Alamosa Holdings Inc. (1)	90,222	1,543,698
Alltel Corp.	30,091	1,959,225
American Tower Corp. Class A (1) (2)	253,114	6,315,194
Andrew Corp. (1)	28,889	322,112
Avaya Inc. (1) (2)	231,156	2,380,907
Cisco Systems Inc. (1)	4,384,255	78,609,692
Comverse Technology Inc. (1) (2)	120,488	3,165,220
Corning Inc. (1)	965,449	18,662,129
Crown Castle International Corp. (1) (2)	95,590	2,354,382
Harris Corp.	75,488	3,155,398
JDS Uniphase Corp. (1)	532,805	1,182,827
Juniper Networks Inc. (1) (2)	269,072	6,401,223
Motorola Inc.	1,332,552	29,436,074
Nextel Partners Inc. Class A (1) (2)	102,852	2,581,585
NII Holdings Inc. Class B (1) (2)	42,101	3,555,429
PanAmSat Holding Corp.	13,326	322,489
QUALCOMM Inc.	1,108,086	49,586,849
Scientific-Atlanta Inc.	87,974	3,299,905
Sprint Nextel Corp.	329,038	7,824,524
Telephone & Data Systems Inc.	9,099	354,861
United States Cellular Corp. (1)	3,645	194,716
West Corp. (1) (2)	13,419	501,736

		223,710,175
TEXTILES—0.11%
Cintas Corp. (2)	94,791	3,891,171
Mohawk Industries Inc. (1)	8,323	667,921

		4,559,092
TOYS, GAMES & HOBBIES—0.03%
Marvel Entertainment Inc. (1) (2)	45,422	811,691
Mattel Inc.	31,884	531,825

		1,343,516

TRANSPORTATION—1.46%
CH Robinson Worldwide Inc. (2)	58,232	3,733,836
CNF Inc. (2)	35,326	1,854,615
Expeditors International Washington Inc. (2)	72,604	4,122,455
FedEx Corp.	204,896	17,852,588
Hunt (J.B.) Transport Services Inc. (2)	80,158	1,523,804
Landstar System Inc. (2)	40,358	1,615,531
Norfolk Southern Corp.	40,183	1,629,822
Ryder System Inc.	16,227	555,288
Swift Transportation Co. Inc. (1) (2)	12,893	228,206
United Parcel Service Inc. Class B	416,388	28,784,902

		61,901,047
WATER—0.01%
Aqua America Inc. (2)	6,785	257,966

		257,966

TOTAL COMMON STOCKS (Cost: $4,046,329,991)		4,237,012,490

Security	Shares or Principal	Value
SHORT - TERM INVESTMENTS—8.57%
CERTIFICATES OF DEPOSIT—0.42% (3)
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$704,607	704,607
Bank of Nova Scotia
3.63%, 01/03/06	563,685	563,642
Credit Suisse First Boston
3.67%, 05/09/06	1,409,214	1,409,214
Danske Bank
3.70%, 10/17/05	1,409,214	1,409,197
Dexia Credit Local
3.78%, 08/30/06	704,607	704,479
Fortis Bank NY
3.83% - 3.84%, 01/25/06	2,113,820	2,113,832
HBOS Treasury Services PLC
3.39%, 12/14/05	845,528	845,528
HSBC Bank USA N.A.
3.72%, 08/03/06	704,607	704,815
Nordea Bank PLC
3.63%, 10/02/06	845,528	845,330
Royal Bank of Scotland
3.78%, 06/27/06	704,607	704,530
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	2,184,281	2,183,947
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	3,875,337	3,875,438
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,127,371	1,127,371
Wells Fargo Bank N.A.
3.73%, 10/06/05	775,067	775,064

		17,966,994

COMMERCIAL PAPER—2.92% (3)
Alpine Securitization Corp.
3.72%, 10/19/05	2,818,427	2,813,767
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	13,875,638	13,842,333
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	4,709,592	4,698,628
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	4,932,247	4,930,102
Barton Capital Corp.
3.74%, 10/14/05	2,113,820	2,111,405
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	2,818,427	2,818,427
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	1,680,854	1,674,891
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	4,947,199	4,941,197
Cantabric Finance LLC
3.73%, 10/31/05	541,800	540,228
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	801,702	800,559
Chesham Finance LLC
3.68%, 10/11/05	1,409,214	1,408,061
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	1,062,054	1,060,140
CRC Funding LLC
3.78%, 10/24/05	775,067	773,358
Dorada Finance Inc.
3.76%, 01/26/06	140,921	139,229
Fairway Finance LLC
3.75%, 10/20/05	563,685	563,684
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	1,263,980	1,263,164
Ford Credit Auto Receivables
3.77%, 10/17/05	1,226,016	1,224,218
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	6,753,909	6,738,283
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	6,959,049	6,951,266
General Electric Capital Corp.
3.72%, 10/14/05	7,046,068	7,038,059
Georgetown Funding Co. LLC
3.82%, 11/02/05	2,754,012	2,745,245
Giro Funding Corp.
3.66%, 10/06/05	704,607	704,392
Grampian Funding LLC
3.84%, 01/31/06	1,409,214	1,391,176
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	704,607	704,607
HSBC PLC
3.88%, 02/03/06	422,764	417,160
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	2,107,211	2,105,203
Landale Funding LLC
3.74%, 10/17/05	2,818,427	2,814,328
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	1,479,530	1,479,530
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	1,483,662	1,482,218
Lockhart Funding LLC
3.71%, 10/13/05	586,994	586,389
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	2,677,506	2,673,444
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	2,514,882	2,512,037

Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	3,945,798	3,936,301
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	2,686,962	2,680,579
Prudential Funding LLC
3.71%, 10/13/05	1,409,214	1,407,761
Ranger Funding Co. LLC
3.67%, 10/04/05	777,083	777,003
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,409,214	1,388,245
Sedna Finance Inc.
3.92%, 02/21/06	352,303	346,894
Societe Generale
3.77%, 10/07/05	1,827,045	1,826,280
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	5,768,320	5,762,056
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	3,495,808	3,491,339
Three Pillars Funding Corp.
3.65%, 10/03/05	845,528	845,528
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	2,050,096	2,044,711
Tulip Funding Corp.
3.79%, 12/01/05	634,146	630,207
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	10,569,101	10,566,518
Windmill Funding Corp.
3.78%, 10/25/05	915,989	913,873
Yorktown Capital LLC
3.75%, 10/20/05	1,197,832	1,195,710

		123,759,733
LOAN PARTICIPATIONS—0.02% (3)
Army & Air Force Exchange Service
3.67%, 10/03/05	704,607	704,607

		704,607
MEDIUM-TERM NOTES—0.06% (3)
Dorada Finance Inc.
3.93%, 07/07/06 (4)	436,856	436,823
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	2,254,742	2,254,512

		2,691,335
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5)(6)	2,387,993	2,387,993

		2,387,993
REPURCHASE AGREEMENTS—1.83% (3)
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $44,404,503 and effective yields of 3.75% - 3.88%. (7)	$44,390,226	44,390,226
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $33,479,698 and an effective yield of 3.90%. (7)	33,468,821	33,468,821

		77,859,047

TIME DEPOSITS—0.19% (3)

Chase Bank USA N.A.
3.88%, 10/03/05	1,535,042	1,535,042
Lloyds TSB Bank PLC
3.90%, 10/03/05	1,409,214	1,409,214
Rabobank Nederland NV
3.89%, 10/03/05	4,932,247	4,932,247

		7,876,503
VARIABLE & FLOATING RATE NOTES—3.07% (3)
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	2,621,137	2,621,151
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	4,861,787	4,861,779
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	2,325,202	2,325,202
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	3,170,730	3,170,878
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	4,298,101	4,301,224
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	915,989	915,989
Bank of America N.A.
3.81%, 08/10/06	7,046,068	7,046,068
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	4,847,695	4,847,564
BMW US Capital LLC
3.74%, 09/15/06 (4)	1,409,214	1,409,214
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	2,677,506	2,677,397
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	3,790,784	3,790,645
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	352,303	352,303
Credit Suisse First Boston
3.77%, 07/19/06	3,523,034	3,523,034
DEPFA Bank PLC
3.88%, 09/15/06	1,409,214	1,409,214
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	2,240,650	2,240,747
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	1,409,214	1,409,214
Fairway Finance LLC
3.78%, 01/20/06	704,607	704,596
Fifth Third Bancorp
3.79%, 09/22/06 (4)	2,818,427	2,818,427
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	986,449	986,466
General Electric Capital Corp.
3.80%, 10/06/06	634,146	634,729
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	352,303	352,303
Hartford Life Global Funding Trust
3.76%, 08/15/06	1,409,214	1,409,214
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	4,227,641	4,227,642
HSBC Bank USA N.A.
3.95%, 05/04/06	493,225	493,459
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	4,086,719	4,086,754

Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	5,495,933	5,496,416
Lothian Mortgages PLC
3.82%, 01/24/06	1,409,214	1,409,214
Marshall & Ilsley Bank
3.90%, 02/20/06	1,409,214	1,409,864
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	2,818,427	2,819,558
Natexis Banques Populaires
3.80%, 10/16/06 (4)	1,056,910	1,056,910
National City Bank (Ohio)
3.62%, 01/06/06	704,607	704,551
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	5,214,090	5,214,520
Nordea Bank AB
3.71%, 08/11/06 (4)	2,466,124	2,466,124
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	4,509,483	4,509,555
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	3,833,061	3,833,062
Principal Life Income Funding Trusts
3.74%, 05/10/06	1,056,910	1,056,943
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	4,703,250	4,702,319
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	1,197,831	1,197,783
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	6,285,092	6,285,093
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	1,409,214	1,409,214
Strips III LLC
3.88%, 07/24/06 (4) (8)	405,141	405,141
SunTrust Bank
3.63%, 04/28/06	2,113,820	2,113,820
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	3,142,546	3,142,227
Toyota Motor Credit Corp.
3.87%, 04/10/06	634,146	634,141
Unicredito Italiano SpA
3.80%, 06/14/06	1,831,978	1,831,526
Union Hamilton Special Funding LLC
4.00%, 03/28/06	1,409,214	1,409,214
US Bank N.A.
3.77%, 09/29/06	634,146	633,982
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	3,254,579	3,254,579
Wells Fargo & Co.
3.76%, 09/15/06 (4)	704,607	704,671
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	3,170,730	3,170,552
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	3,607,587	3,607,478
Winston Funding Ltd.
3.71%, 10/23/05 (4)	1,006,178	1,006,178
World Savings Bank
3.69%, 03/09/06	2,113,820	2,113,770

		130,213,618

TOTAL SHORT-TERM INVESTMENTS (Cost: $363,459,830)		363,459,830

TOTAL INVESTMENTS IN SECURITIES — 108.46% (Cost: $4,409,789,821)	4,600,472,320
Other Assets, Less Liabilities—(8.46)%	(358,923,115)

NET ASSETS—100.00%	$4,241,549,205

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.87%
ADVERTISING—0.02%
Interpublic Group of Companies Inc. (1)	45,900	$534,276
Lamar Advertising Co. (1)	11,908	540,147

		1,074,423
AEROSPACE & DEFENSE—0.99%
Alliant Techsystems Inc. (1)	8,793	656,397
General Dynamics Corp.	170,074	20,332,347
L-3 Communications Holdings Inc.	41,960	3,317,777
Northrop Grumman Corp.	304,795	16,565,608
Raytheon Co.	298,602	11,352,848

		52,224,977
AGRICULTURE—1.99%
Altria Group Inc.	1,048,295	77,269,824
Archer-Daniels-Midland Co.	557,160	13,739,566
Loews Corp. - Carolina Group (2)	58,167	2,305,158
Monsanto Co.	49,158	3,084,664
Reynolds American Inc. (2)	72,525	6,021,025
UST Inc.	66,817	2,796,960

		105,217,197
AIRLINES—0.10%
Southwest Airlines Co.	338,189	5,022,107

		5,022,107
APPAREL—0.28%
Columbia Sportswear Co. (1) (2)	10,454	485,066
Jones Apparel Group Inc. (2)	102,254	2,914,239
Liz Claiborne Inc.	92,953	3,654,912
Polo Ralph Lauren Corp. (2)	35,366	1,778,910
Reebok International Ltd.	30,666	1,734,776
VF Corp.	74,154	4,298,707

		14,866,610
AUTO MANUFACTURERS—0.53%
Ford Motor Co. (2)	1,501,103	14,800,876
General Motors Corp. (2)	392,104	12,002,303
PACCAR Inc.	18,764	1,273,888

		28,077,067
AUTO PARTS & EQUIPMENT—0.36%
Autoliv Inc.	64,728	2,815,668
BorgWarner Inc.	33,221	1,875,658
Dana Corp. (2)	126,767	1,192,877
Delphi Corp. (2)	409,416	1,129,988
Goodyear Tire & Rubber Co. (The) (1) (2)	67,319	1,049,503
Johnson Controls Inc.	132,772	8,238,503
Lear Corp. (2)	57,111	1,940,061
TRW Automotive Holdings Corp. (1)	36,248	1,063,516

		19,305,774

BANKS—11.15%
AmSouth Bancorp (2)	300,509	7,590,857
Associated Bancorp (2)	110,327	3,362,767
Bank of America Corp.	3,415,284	143,783,456
Bank of Hawaii Corp.	39,166	1,927,751
Bank of New York Co. Inc. (The)	659,185	19,386,631
BB&T Corp.	463,747	18,109,320
BOK Financial Corp.	19,526	940,567
City National Corp. (2)	35,318	2,475,439
Colonial BancGroup Inc. (The) (2)	131,849	2,953,418
Comerica Inc. (2)	143,248	8,437,307
Commerce Bancorp Inc. (2)	15,852	486,498
Commerce Bancshares Inc. (2)	51,178	2,634,643
Compass Bancshares Inc. (2)	105,136	4,818,383
Cullen/Frost Bankers Inc.	40,643	2,005,326
Fifth Third Bancorp	374,160	13,742,897
First Horizon National Corp. (2)	105,527	3,835,906
FirstMerit Corp. (2)	70,535	1,889,633
Fulton Financial Corp. (2)	134,686	2,255,991
Hibernia Corp. Class A	133,706	4,016,528
Huntington Bancshares Inc.	197,442	4,436,522
International Bancshares Corp.	38,709	1,149,657
KeyCorp (2)	345,988	11,158,113
M&T Bank Corp.	65,047	6,876,118
Marshall & Ilsley Corp. (2)	194,302	8,454,080
Mellon Financial Corp.	332,595	10,633,062
Mercantile Bankshares Corp. (2)	67,680	3,646,598
National City Corp. (2)	480,991	16,084,339
North Fork Bancorp Inc.	405,305	10,335,278
Northern Trust Corp. (2)	73,679	3,724,473
PNC Financial Services Group	240,624	13,961,004
Popular Inc. (2)	226,554	5,487,138
Regions Financial Corp. (2)	393,738	12,253,127
Sky Financial Group Inc. (2)	81,214	2,282,926
South Financial Group Inc. (The)	60,675	1,628,517
State Street Corp. (2)	198,876	9,729,014
SunTrust Banks Inc.	306,824	21,308,927
TCF Financial Corp. (2)	32,065	857,739
TD Banknorth Inc.	65,333	1,969,137
U.S. Bancorp	1,555,923	43,690,318
UnionBanCal Corp.	48,186	3,359,528
Valley National Bancorp (2)	92,830	2,125,807
Wachovia Corp.	1,338,340	63,691,601
Webster Financial Corp. (2)	45,369	2,039,790
Wells Fargo & Co.	1,287,833	75,428,379
Whitney Holding Corp. (2)	53,074	1,435,121
Wilmington Trust Corp.	57,773	2,105,826
Zions Bancorporation	76,067	5,416,731

		589,922,188
BEVERAGES—1.03%
Anheuser-Busch Companies Inc.	251,689	10,832,695
Brown-Forman Corp. Class B	3,550	211,367
Coca-Cola Co. (The)	666,531	28,787,474
Coca-Cola Enterprises Inc.	255,808	4,988,256
Constellation Brands Inc. (1) (2)	121,611	3,161,886
Molson Coors Brewing Co. Class B	40,101	2,566,865
Pepsi Bottling Group Inc.	89,653	2,559,593
PepsiAmericas Inc.	57,197	1,300,088

		54,408,224

BIOTECHNOLOGY—0.20%
Biogen Idec Inc. (1)	160,538	6,338,040
Charles River Laboratories International Inc. (1) (2)	32,771	1,429,471
Chiron Corp. (1) (2)	5,655	246,671
Invitrogen Corp. (1) (2)	20,992	1,579,228
Millennium Pharmaceuticals Inc. (1) (2)	129,211	1,205,539

		10,798,949
BUILDING MATERIALS—0.17%
Lafarge North America Inc.	28,820	1,948,520
Martin Marietta Materials Inc.	6,635	520,582
Masco Corp.	75,561	2,318,211
USG Corp. (1)	31,071	2,135,199
Vulcan Materials Co.	29,152	2,163,370

		9,085,882
CHEMICALS—1.72%
Air Products & Chemicals Inc.	174,515	9,622,757
Airgas Inc. (2)	49,792	1,475,337
Albemarle Corp. (2)	30,836	1,162,517
Ashland Inc.	55,410	3,060,848
Cabot Corp. (2)	49,566	1,636,174
Celanese Corp. Class A	42,116	726,501
Chemtura Corp.	125,305	1,556,288
Cytec Industries Inc. (2)	33,886	1,469,975
Dow Chemical Co. (The)	45,661	1,902,694
Du Pont (E.I.) de Nemours and Co.	704,339	27,588,959
Eastman Chemical Co.	68,323	3,209,131
Engelhard Corp.	102,403	2,858,068
FMC Corp. (1)	31,654	1,811,242
Huntsman Corp. (1)	50,934	995,760
Lubrizol Corp.	57,908	2,509,154
Lyondell Chemical Co.	169,408	4,848,457
Mosaic Co. (The) (1) (2)	108,694	1,741,278
PPG Industries Inc.	145,663	8,621,793
Praxair Inc.	34,313	1,644,622
Rohm & Haas Co.	127,032	5,224,826
RPM International Inc. (2)	99,108	1,823,587
Sigma-Aldrich Corp. (2)	53,190	3,407,351
Valhi Inc.	7,813	140,478
Valspar Corp. (The) (2)	85,840	1,919,382

		90,957,179
COAL—0.08%
Arch Coal Inc. (2)	35,136	2,371,680
CONSOL Energy Inc.	23,357	1,781,438

		4,153,118
COMMERCIAL SERVICES—0.83%
ADESA Inc.	75,346	1,665,147
Cendant Corp.	805,085	16,616,954
Convergys Corp. (1)	119,966	1,723,911
Deluxe Corp. (2)	42,634	1,712,181
Donnelley (R.R.) & Sons Co.	181,635	6,733,209
Equifax Inc.	27,750	969,585
Hewitt Associates Inc. Class A (1)	13,907	379,383
Interactive Data Corp.	16,198	366,885
Laureate Education Inc. (1)	4,010	196,370
Manpower Inc.	56,399	2,503,552
McKesson Corp. (2)	154,532	7,332,543
Rent-A-Center Inc. (1)	21,065	406,765
Service Corp. International (2)	265,152	2,198,110
ServiceMaster Co. (The)	95,808	1,297,240

		44,101,835

COMPUTERS—2.37%
Affiliated Computer Services Inc. Class A (1) (2)	36,151	1,973,845
BISYS Group Inc. (The) (1)	58,389	784,164
Cadence Design Systems Inc. (1)	125,632	2,030,213
Ceridian Corp. (1)	65,558	1,360,328
Computer Sciences Corp. (1)	162,719	7,698,236
Diebold Inc.	5,438	187,393
Electronic Data Systems Corp.	338,996	7,607,070
Hewlett-Packard Co.	2,458,278	71,781,718
International Business Machines Corp.	209,526	16,808,176
NCR Corp. (1)	119,438	3,811,267
Reynolds & Reynolds Co. (The) Class A	47,467	1,301,070
SanDisk Corp. (1)	36,975	1,784,044
Sun Microsystems Inc. (1)	1,184,483	4,643,173
Synopsys Inc. (1)	102,123	1,930,125
Unisys Corp. (1)	285,815	1,897,812

		125,598,634
COSMETICS & PERSONAL CARE—0.16%
Alberto-Culver Co. (2)	45,461	2,034,380
Colgate-Palmolive Co.	120,298	6,350,531

		8,384,911
DISTRIBUTION & WHOLESALE—0.23%
Genuine Parts Co.	148,552	6,372,881
Grainger (W.W.) Inc.	53,320	3,354,894
Ingram Micro Inc. Class A (1)	54,016	1,001,457
Tech Data Corp. (1) (2)	34,715	1,274,388

		12,003,620
DIVERSIFIED FINANCIAL SERVICES—11.94%
AmeriCredit Corp. (1) (2)	69,922	1,669,038
Ameritrade Holding Corp. (1)	127,447	2,737,562
Bear Stearns Companies Inc. (The)	96,460	10,586,485
Capital One Financial Corp.	146,144	11,621,371
CapitalSource Inc. (1) (2)	14,255	310,759
CIT Group Inc.	179,198	8,096,166
Citigroup Inc.	4,417,778	201,097,255
Countrywide Financial Corp.	457,917	15,102,103
E*TRADE Financial Corp. (1)	313,219	5,512,654
Edwards (A.G.) Inc. (2)	65,235	2,857,945
Federal Home Loan Mortgage Corp.	584,464	32,998,837
Federal National Mortgage Association	821,671	36,827,294
Federated Investors Inc. Class B	5,458	181,369
Friedman, Billings, Ramsey Group Inc. Class A (2)	119,139	1,214,026
Goldman Sachs Group Inc. (The)	300,737	36,563,604
IndyMac Bancorp Inc. (2)	25,608	1,013,565
Instinet Group Inc.	81,096	403,047
Janus Capital Group Inc. (2)	193,493	2,795,974
Jefferies Group Inc. (2)	43,243	1,883,233
JP Morgan Chase & Co.	2,988,346	101,394,580
Lehman Brothers Holdings Inc.	234,790	27,348,339
MBNA Corp.	1,076,108	26,515,301
Merrill Lynch & Co. Inc.	800,192	49,091,779
Morgan Stanley	838,948	45,252,855
Providian Financial Corp. (1)	208,147	3,680,039
Raymond James Financial Inc. (2)	53,286	1,711,546
Refco Inc. (1)	6,248	176,631
Thornburg Mortgage Inc. (2)	86,074	2,157,014
Westcorp Inc. (2)	12,346	727,179
WFS Financial Inc.	5,551	372,972

		631,900,522

ELECTRIC—6.29%
Allegheny Energy Inc. (1) (2)	138,214	4,245,934
Alliant Energy Corp.	99,112	2,887,133
Ameren Corp. (2)	166,254	8,892,926
American Electric Power Co. Inc.	325,932	12,939,500
CenterPoint Energy Inc.	263,129	3,912,728
Cinergy Corp.	168,872	7,499,606
CMS Energy Corp. (1)	186,562	3,068,945
Consolidated Edison Inc. (2)	206,319	10,016,787
Constellation Energy Group Inc.	150,652	9,280,163
Dominion Resources Inc. (2)	289,043	24,898,164
DPL Inc. (2)	107,880	2,999,064
DTE Energy Co. (2)	148,322	6,802,047
Duke Energy Corp. (2)	786,646	22,946,464
Edison International	276,522	13,073,960
Energy East Corp. (2)	125,424	3,159,431
Entergy Corp.	179,933	13,372,621
Exelon Corp. (2)	567,508	30,327,628
FirstEnergy Corp.	279,959	14,591,463
FPL Group Inc.	333,451	15,872,268
Great Plains Energy Inc. (2)	62,909	1,881,608
Hawaiian Electric Industries Inc. (2)	68,149	1,899,994
MDU Resources Group Inc. (2)	100,967	3,599,474
Northeast Utilities	110,710	2,208,664
NRG Energy Inc. (1) (2)	74,236	3,162,454
NSTAR	91,122	2,635,248
OGE Energy Corp. (2)	77,168	2,168,421
Pepco Holdings Inc.	160,727	3,740,117
PG&E Corp. (2)	314,111	12,328,857
Pinnacle West Capital Corp. (2)	83,629	3,686,366
PNM Resources Inc.	58,870	1,687,803
PPL Corp.	322,058	10,412,135
Progress Energy Inc.	211,045	9,444,264
Public Service Enterprise Group Inc.	202,609	13,039,915
Puget Energy Inc. (2)	84,396	1,981,618
Reliant Energy Inc. (1) (2)	256,267	3,956,762
SCANA Corp.	96,505	4,076,371
Southern Co. (The) (2)	631,827	22,594,134
TECO Energy Inc. (2)	176,270	3,176,385
Westar Energy Inc.	73,076	1,763,324
Wisconsin Energy Corp. (2)	99,469	3,970,802
WPS Resources Corp. (2)	31,907	1,844,225
Xcel Energy Inc. (2)	342,551	6,717,425

		332,763,198
ELECTRICAL COMPONENTS & EQUIPMENT—0.16%
Emerson Electric Co.	57,614	4,136,685
Energizer Holdings Inc. (1)	10,784	611,453
Hubbell Inc. Class B (2)	49,490	2,322,566
Molex Inc.	58,599	1,563,421

		8,634,125
ELECTRONICS—0.48%
Agilent Technologies Inc. (1)	64,222	2,103,270
Applera Corp. - Applied Biosystems Group	167,509	3,892,909
Arrow Electronics Inc. (1) (2)	100,348	3,146,913
Avnet Inc. (1) (2)	85,225	2,083,751
AVX Corp. (2)	33,999	433,147
Fisher Scientific International Inc. (1)	48,543	3,012,093
Mettler Toledo International Inc. (1)	8,447	430,628
PerkinElmer Inc.	52,167	1,062,642
Sanmina-SCI Corp. (1)	220,777	947,133
Solectron Corp. (1)	423,181	1,654,638
Symbol Technologies Inc.	30,789	298,038
Tektronix Inc.	54,561	1,376,574

Thermo Electron Corp. (1)	87,442	2,701,958
Thomas & Betts Corp. (1)	27,833	957,734
Vishay Intertechnology Inc. (1)	101,698	1,215,291

		25,316,719
ENGINEERING & CONSTRUCTION—0.01%
Jacobs Engineering Group Inc. (1) (2)	9,717	654,926

		654,926
ENTERTAINMENT—0.04%
International Speedway Corp. Class A	26,215	1,375,501
Warner Music Group Corp. (1)	27,550	509,950

		1,885,451
ENVIRONMENTAL CONTROL—0.29%
Allied Waste Industries Inc. (1) (2)	122,364	1,033,976
Republic Services Inc.	116,674	4,117,425
Waste Management Inc. (2)	349,968	10,012,584

		15,163,985
FOOD—1.92%
Albertson’s Inc. (2)	312,525	8,016,266
Campbell Soup Co.	98,015	2,915,946
ConAgra Foods Inc.	439,512	10,877,922
Dean Foods Co. (1) (2)	127,928	4,971,282
Del Monte Foods Co. (1) (2)	169,151	1,814,990
General Mills Inc.	235,324	11,342,617
Heinz (H.J.) Co.	137,762	5,033,823
Hershey Co. (The)	10,792	607,698
Hormel Foods Corp. (2)	62,481	2,061,248
Kellogg Co.	68,579	3,163,549
Kraft Foods Inc. (2)	213,306	6,525,031
Kroger Co. (1)	618,541	12,735,759
McCormick & Co. Inc. NVS (2)	36,952	1,205,744
Pilgrim’s Pride Corp.	12,944	471,162
Safeway Inc.	380,373	9,737,549
Sara Lee Corp. (2)	417,521	7,912,023
Smithfield Foods Inc. (1)	72,972	2,165,809
Smucker (J.M.) Co. (The) (2)	43,558	2,114,305
SUPERVALU Inc.	115,708	3,600,833
TreeHouse Foods Inc. (1) (2)	25,386	682,376
Tyson Foods Inc. Class A	205,658	3,712,127

		101,668,059
FOREST PRODUCTS & PAPER—1.05%
Georgia-Pacific Corp.	221,508	7,544,562
International Paper Co.	416,290	12,405,442
Louisiana-Pacific Corp.	94,818	2,625,510
MeadWestvaco Corp. (2)	156,949	4,334,931
Plum Creek Timber Co. Inc.	156,040	5,915,476
Rayonier Inc. (2)	42,991	2,477,141
Smurfit-Stone Container Corp. (1) (2)	216,869	2,246,763
Temple-Inland Inc. (2)	95,284	3,892,351
Weyerhaeuser Co.	206,062	14,166,762

		55,608,938
GAS—0.74%
AGL Resources Inc.	65,883	2,444,918
Atmos Energy Corp. (2)	67,432	1,904,954
Energen Corp. (2)	62,671	2,711,147
KeySpan Corp.	147,856	5,438,144
NiSource Inc.	230,617	5,592,462
ONEOK Inc. (2)	86,968	2,958,651
Piedmont Natural Gas Co. (2)	64,679	1,627,970

Sempra Energy	217,389	10,230,326
Southern Union Co. (1)	81,802	2,108,038
UGI Corp.	88,617	2,494,569
Vectren Corp. (2)	64,183	1,819,588

		39,330,767
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	30,687	2,519,096
Snap-On Inc.	48,756	1,761,067
Stanley Works (The)	24,427	1,140,252

		5,420,415
HEALTH CARE - PRODUCTS—0.05%
Bausch & Lomb Inc.	5,338	430,670
Cooper Companies Inc.	7,448	570,591
Hillenbrand Industries Inc.	30,993	1,458,221

		2,459,482
HEALTH CARE - SERVICES—0.70%
Aetna Inc.	49,454	4,259,968
Community Health Systems Inc. (1)	14,275	554,013
Health Management Associates Inc. Class A	21,853	512,890
Health Net Inc. (1)	38,967	1,843,918
Humana Inc. (1)	33,679	1,612,551
PacifiCare Health Systems Inc. (1)	30,238	2,412,388
Sierra Health Services Inc. (1)	3,829	263,703
Tenet Healthcare Corp. (1) (2)	339,328	3,810,653
Triad Hospitals Inc. (1) (2)	45,613	2,064,901
Universal Health Services Inc. Class B (2)	12,144	578,419
WellChoice Inc. (1)	4,178	317,110
WellPoint Inc. (1)	250,113	18,963,568

		37,194,082
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp. (2)	69,212	2,983,037

		2,983,037
HOME BUILDERS—0.44%
Beazer Homes USA Inc. (2)	20,254	1,188,302
Centex Corp.	50,683	3,273,108
Horton (D.R.) Inc.	62,671	2,269,944
KB Home (2)	11,613	850,072
Lennar Corp. Class A	48,181	2,879,297
M.D.C. Holdings Inc.	10,410	821,245
Meritage Homes Corp. (1) (2)	18,985	1,455,390
Pulte Homes Inc. (2)	182,681	7,840,669
Ryland Group Inc.	8,221	562,481
Standard-Pacific Corp. (2)	50,652	2,102,565

		23,243,073
HOME FURNISHINGS—0.07%
Whirlpool Corp. (2)	51,724	3,919,127

		3,919,127
HOUSEHOLD PRODUCTS & WARES—0.48%
American Greetings Corp. Class A (2)	54,263	1,486,806
Avery Dennison Corp.	29,622	1,551,897
Clorox Co. (The)	131,254	7,289,847
Kimberly-Clark Corp.	222,927	13,270,844
Scotts Miracle-Gro Co. (The) Class A (2)	16,176	1,422,356
Spectrum Brands Inc. (1)	8,762	206,345

		25,228,095

HOUSEWARES—0.08%
Newell Rubbermaid Inc.	191,683	4,341,620

		4,341,620
INSURANCE—7.56%
AFLAC Inc.	87,027	3,942,323
Alleghany Corp. (1) (2)	4,138	1,266,228
Allmerica Financial Corp. (1) (2)	42,084	1,731,336
Allstate Corp. (The)	567,279	31,364,856
Ambac Financial Group Inc.	71,542	5,155,317
American Financial Group Inc. (2)	39,715	1,347,530
American International Group Inc.	1,370,020	84,886,439
American National Insurance Co.	6,772	806,681
AmerUs Group Co. (2)	33,029	1,894,874
AON Corp. (2)	270,589	8,680,495
Assurant Inc.	99,589	3,790,357
Berkley (W.R.) Corp.	74,549	2,943,195
Chubb Corp.	165,796	14,847,032
CIGNA Corp.	111,096	13,093,775
Cincinnati Financial Corp.	148,832	6,234,572
CNA Financial Corp. (1) (2)	19,389	579,149
Commerce Group Inc.	22,146	1,284,911
Conseco Inc. (1) (2)	129,007	2,723,338
Erie Indemnity Co. Class A	29,150	1,537,662
Fidelity National Financial Inc.	137,196	6,107,966
First American Corp. (2)	70,219	3,206,902
Gallagher (Arthur J.) & Co. (2)	13,990	403,052
Genworth Financial Inc. Class A (2)	192,698	6,212,584
Hartford Financial Services Group Inc.	251,778	19,429,708
HCC Insurance Holdings Inc. (2)	45,356	1,294,007
Jefferson-Pilot Corp. (2)	115,905	5,930,859
Lincoln National Corp.	147,901	7,693,810
Loews Corp.	126,365	11,677,390
Markel Corp. (1) (2)	4,665	1,541,782
Marsh & McLennan Companies Inc.	452,290	13,745,093
MBIA Inc. (2)	108,262	6,562,842
Mercury General Corp. (2)	22,119	1,326,919
MetLife Inc.	353,555	17,617,646
MGIC Investment Corp. (2)	80,463	5,165,725
Nationwide Financial Services Inc.	48,122	1,927,286
Old Republic International Corp.	155,339	4,142,891
Philadelphia Consolidated Holding Corp. (1)	2,432	206,477
PMI Group Inc. (The) (2)	79,386	3,165,120
Principal Financial Group Inc. (2)	249,331	11,810,809
Progressive Corp. (The)	14,765	1,546,929
Protective Life Corp.	59,469	2,448,933
Prudential Financial Inc.	409,749	27,682,642
Radian Group Inc.	73,273	3,890,796
Reinsurance Group of America Inc.	24,877	1,112,002
SAFECO Corp.	108,157	5,773,421
St. Paul Travelers Companies Inc.	571,955	25,663,621
StanCorp Financial Group Inc.	23,927	2,014,653
Torchmark Corp. (2)	88,517	4,676,353
Transatlantic Holdings Inc. (2)	20,973	1,195,461
Unitrin Inc. (2)	21,025	997,846
UNUMProvident Corp. (2)	253,128	5,189,124
Wesco Financial Corp. (2)	1,209	413,599

		399,884,318
INTERNET—0.22%
CheckFree Corp. (1) (2)	10,296	389,395
Expedia Inc. (1)	70,003	1,386,759
IAC/InterActiveCorp. (1)	70,003	1,774,576
Symantec Corp. (1)	335,255	7,596,878
WebMD Corp. (1)	60,314	668,279

		11,815,887

INVESTMENT COMPANIES—0.12%
Allied Capital Corp. (2)	113,915	3,261,386
American Capital Strategies Ltd. (2)	86,548	3,172,850

		6,434,236
IRON & STEEL—0.23%
Nucor Corp.	136,395	8,045,941
United States Steel Corp. (2)	97,077	4,111,211

		12,157,152
LEISURE TIME—0.06%
Brunswick Corp.	20,793	784,520
Sabre Holdings Corp.	110,595	2,242,867

		3,027,387
LODGING—0.15%
Harrah’s Entertainment Inc.	57,524	3,749,990
Starwood Hotels & Resorts Worldwide Inc.	70,558	4,033,801

		7,783,791
MACHINERY—0.29%
Cummins Inc. (2)	17,161	1,509,996
Deere & Co.	187,877	11,498,072
IDEX Corp.	8,714	370,781
Terex Corp. (1)	41,666	2,059,550

		15,438,399
MANUFACTURING—2.65%
AptarGroup Inc. (2)	29,989	1,493,752
Brink’s Co. (The)	12,580	516,535
Carlisle Companies Inc. (2)	12,679	806,004
Dover Corp.	57,522	2,346,322
Eastman Kodak Co. (2)	244,768	5,955,205
Eaton Corp. (2)	91,917	5,841,325
General Electric Co.	2,179,015	73,367,435
Harsco Corp. (2)	4,260	279,328
Honeywell International Inc.	724,133	27,154,987
Illinois Tool Works Inc.	13,998	1,152,455
ITT Industries Inc.	6,549	743,966
Leggett & Platt Inc.	117,083	2,365,077
Pall Corp. (2)	97,143	2,671,432
Parker Hannifin Corp.	57,671	3,708,822
Pentair Inc. (2)	13,504	492,896
Roper Industries Inc.	10,110	397,222
SPX Corp. (2)	64,081	2,944,522
Teleflex Inc. (2)	31,336	2,209,188
Textron Inc.	77,146	5,532,911

		139,979,384
MEDIA—4.65%
Belo (A.H.) Corp. (2)	80,906	1,849,511
Clear Channel Communications Inc.	311,228	10,236,289
Comcast Corp. Class A (1)	907,954	26,675,689
DIRECTV Group Inc. (The) (1)	51,533	771,964
Discovery Holding Co. Class A (1) (2)	150,499	2,173,206
Gannett Co. Inc.	210,816	14,510,465
Hearst-Argyle Television Inc. (2)	24,604	632,077
Knight Ridder Inc. (2)	63,253	3,711,686
Lee Enterprises Inc. (2)	38,272	1,625,795
Liberty Global Inc. Class A (1)	228,685	6,192,790
Liberty Media Corp. Class A (1)	1,509,590	12,152,199
McClatchy Co. (The) Class A (2)	17,182	1,120,782

New York Times Co. Class A (2)	123,005	3,659,399
News Corp. Class A	1,182,932	18,441,910
Time Warner Inc.	3,684,207	66,720,989
Tribune Co. (2)	202,048	6,847,407
Univision Communications Inc. Class A (1) (2)	93,850	2,489,841
Viacom Inc. Class B	991,015	32,713,405
Walt Disney Co. (The)	1,316,988	31,778,920
Washington Post Co. (The) Class B	611	490,328
Westwood One Inc. (2)	52,946	1,053,096

		245,847,748
METAL FABRICATE & HARDWARE—0.09%
Precision Castparts Corp. (2)	74,576	3,959,986
Timken Co. (The) (2)	33,334	987,686

		4,947,672
MINING—0.75%
Alcoa Inc.	740,290	18,077,882
Newmont Mining Corp.	349,925	16,505,962
Phelps Dodge Corp.	38,206	4,964,106

		39,547,950
OFFICE & BUSINESS EQUIPMENT—0.28%
Pitney Bowes Inc.	92,895	3,877,437
Xerox Corp. (1) (2)	813,200	11,100,180

		14,977,617
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	29,543	427,192

		427,192
OIL & GAS—14.74%
Amerada Hess Corp. (2)	66,496	9,143,200
Anadarko Petroleum Corp.	200,086	19,158,235
Apache Corp.	278,594	20,955,841
Burlington Resources Inc.	327,229	26,610,262
Chesapeake Energy Corp.	177,432	6,786,774
Chevron Corp.	1,924,560	124,576,769
ConocoPhillips	1,182,483	82,667,387
Devon Energy Corp.	402,138	27,602,752
ENSCO International Inc.	36,603	1,705,334
Exxon Mobil Corp.	5,405,730	343,480,084
Forest Oil Corp. (1) (2)	44,553	2,321,211
Helmerich & Payne Inc.	14,818	894,859
Kerr-McGee Corp.	97,970	9,513,867
Marathon Oil Corp.	308,329	21,253,118
Newfield Exploration Co. (1)	29,206	1,434,015
Noble Energy Inc. (2)	129,152	6,057,229
Occidental Petroleum Corp.	338,077	28,881,918
Pioneer Natural Resources Co. (2)	115,774	6,358,308
Pogo Producing Co.	52,018	3,065,941
Pride International Inc. (1) (2)	61,989	1,767,306
Rowan Companies Inc.	37,738	1,339,322
Sunoco Inc.	25,122	1,964,540
Tesoro Corp.	25,078	1,686,245
Unit Corp. (1)	1,965	108,625
Valero Energy Corp.	251,634	28,449,740
Vintage Petroleum Inc. (2)	45,472	2,076,252

		779,859,134
OIL & GAS SERVICES—0.12%
Cooper Cameron Corp. (1)	8,599	635,724
Dresser-Rand Group Inc. (1)	4,044	99,604
National Oilwell Varco Inc. (1)	60,982	4,012,616
Tidewater Inc.	32,473	1,580,461

		6,328,405

PACKAGING & CONTAINERS—0.29%
Ball Corp.	80,690	2,964,551
Bemis Co. Inc. (2)	91,554	2,261,384
Owens-Illinois Inc. (1)	129,581	2,671,960
Packaging Corp. of America (2)	52,287	1,014,891
Pactiv Corp. (1)	113,753	1,992,953
Sealed Air Corp. (1) (2)	46,621	2,212,633
Sonoco Products Co. (2)	84,875	2,317,936

		15,436,308
PHARMACEUTICALS—5.54%
Abbott Laboratories	165,042	6,997,780
AmerisourceBergen Corp.	88,402	6,833,475
Bristol-Myers Squibb Co.	987,062	23,748,712
Cardinal Health Inc. (2)	127,989	8,119,622
Caremark Rx Inc. (1)	40,416	2,017,971
Hospira Inc. (1)	69,332	2,840,532
King Pharmaceuticals Inc. (1)	206,138	3,170,402
Lilly (Eli) & Co.	56,067	3,000,706
Medco Health Solutions Inc. (1)	72,093	3,952,859
Merck & Co. Inc.	1,438,270	39,135,327
Mylan Laboratories Inc.	132,854	2,558,768
Omnicare Inc.	61,490	3,457,583
Pfizer Inc.	6,314,343	157,669,145
Watson Pharmaceuticals Inc. (1) (2)	88,905	3,254,812
Wyeth	570,384	26,391,668

		293,149,362
PIPELINES—0.41%
Dynegy Inc. Class A (1) (2)	240,142	1,131,069
El Paso Corp.	546,895	7,601,841
Equitable Resources Inc.	10,033	391,889
Kinder Morgan Inc.	4,334	416,757
National Fuel Gas Co. (2)	71,477	2,444,513
Questar Corp. (2)	54,743	4,823,953
Western Gas Resources Inc.	3,341	171,159
Williams Companies Inc.	196,576	4,924,229

		21,905,410
REAL ESTATE INVESTMENT TRUSTS—2.99%
AMB Property Corp.	71,668	3,217,893
American Financial Realty Trust	106,901	1,517,994
Annaly Mortgage Management Inc. (2)	102,310	1,324,915
Apartment Investment & Management Co. Class A (2)	81,147	3,146,881
Archstone-Smith Trust (2)	169,330	6,751,187
Arden Realty Group Inc. (2)	57,131	2,352,083
AvalonBay Communities Inc.	61,863	5,301,659
Boston Properties Inc. (2)	94,317	6,687,075
BRE Properties Inc. Class A (2)	42,880	1,908,160
Camden Property Trust	39,472	2,200,564
CarrAmerica Realty Corp. (2)	46,557	1,673,724
CBL & Associates Properties Inc. (2)	37,399	1,532,985
CenterPoint Properties Trust (2)	37,579	1,683,539
Crescent Real Estate Equities Co.	65,461	1,342,605
Developers Diversified Realty Corp.	92,299	4,310,363
Duke Realty Corp.	121,970	4,132,344
Equity Office Properties Trust	345,889	11,314,029
Equity Residential	243,233	9,206,369
Essex Property Trust Inc. (2)	19,461	1,751,490
Federal Realty Investment Trust (2)	27,332	1,665,339

General Growth Properties Inc. (2)	75,858	3,408,300
Health Care Property Investors Inc.	114,534	3,091,273
Health Care REIT Inc. (2)	45,105	1,672,944
Healthcare Realty Trust Inc. (2)	40,232	1,614,912
Hospitality Properties Trust	60,863	2,608,588
Host Marriott Corp. (2)	298,959	5,052,407
HRPT Properties Trust	179,306	2,225,187
iStar Financial Inc.	95,643	3,866,846
Kimco Realty Corp.	168,439	5,292,353
KKR Financial Corp. (1)	27,887	620,207
Liberty Property Trust (2)	74,217	3,157,191
Macerich Co. (The)	35,368	2,296,798
Mack-Cali Realty Corp.	52,665	2,366,765
New Century Financial Corp.	20,505	743,716
New Plan Excel Realty Trust Inc. (2)	87,045	1,997,683
Pan Pacific Retail Properties Inc. (2)	34,746	2,289,761
ProLogis	187,621	8,313,487
Public Storage Inc.	15,055	1,008,685
Realty Income Corp. (2)	71,662	1,713,438
Reckson Associates Realty Corp. (2)	69,842	2,413,041
Regency Centers Corp. (2)	53,820	3,091,959
Shurgard Storage Centers Inc. Class A	39,362	2,199,155
Simon Property Group Inc.	93,441	6,925,847
SL Green Realty Corp. (2)	32,225	2,197,101
Trizec Properties Inc.	77,778	1,793,561
United Dominion Realty Trust Inc. (2)	67,351	1,596,219
Vornado Realty Trust (2)	101,843	8,821,641
Weingarten Realty Investors	68,080	2,576,828

		157,977,091
RETAIL—2.06%
AnnTaylor Stores Corp. (1) (2)	32,619	866,034
AutoNation Inc. (1) (2)	151,445	3,024,357
Barnes & Noble Inc.	31,792	1,198,558
BJ’s Wholesale Club Inc. (1) (2)	58,277	1,620,101
Borders Group Inc.	61,569	1,364,985
CBRL Group Inc.	20,932	704,571
Circuit City Stores Inc. (2)	91,618	1,572,165
Claire’s Stores Inc.	6,273	151,367
Costco Wholesale Corp.	251,317	10,829,250
Dillard’s Inc. Class A (2)	56,797	1,185,921
Dollar Tree Stores Inc. (1) (2)	28,888	625,425
Family Dollar Stores Inc.	32,764	651,021
Federated Department Stores Inc.	220,023	14,712,938
Foot Locker Inc.	63,243	1,387,551
McDonald’s Corp.	1,075,990	36,034,905
Neiman-Marcus Group Inc. Class A (2)	28,805	2,879,060
Office Depot Inc. (1)	268,914	7,986,746
OfficeMax Inc. (2)	59,640	1,888,799
Outback Steakhouse Inc. (2)	3,533	129,308
Penney (J.C.) Co. Inc.	127,319	6,037,467
Rite Aid Corp. (1) (2)	439,461	1,705,109
Saks Inc. (1)	90,447	1,673,270
Sears Holdings Corp. (1)	44,640	5,554,109
Tiffany & Co. (2)	74,175	2,949,940
Wendy’s International Inc.	47,116	2,127,287

		108,860,244
SAVINGS & LOANS—1.05%
Astoria Financial Corp.	82,973	2,192,147
Capitol Federal Financial (2)	18,511	633,446
Downey Financial Corp. (2)	17,425	1,061,183
Golden West Financial Corp. (2)	126,110	7,489,673
Independence Community Bank Corp.	71,698	2,444,185

New York Community Bancorp Inc. (2)	225,761	3,702,480
Sovereign Bancorp Inc. (2)	310,502	6,843,464
Washington Federal Inc. (2)	73,165	1,650,602
Washington Mutual Inc.	756,878	29,684,755

		55,701,935
SEMICONDUCTORS—0.39%
Advanced Micro Devices Inc. (1) (2)	159,755	4,025,826
Freescale Semiconductor Inc. Class B (1)	299,706	7,067,067
International Rectifier Corp. (1) (2)	13,221	596,003
Intersil Corp. Class A (2)	67,188	1,463,355
LSI Logic Corp. (1)	206,076	2,029,849
Micron Technology Inc. (1)	245,825	3,269,473
Novellus Systems Inc.	54,082	1,356,377
Teradyne Inc. (1)	50,378	831,237

		20,639,187
SOFTWARE—0.35%
Avid Technology Inc. (1)	1,896	78,494
BEA Systems Inc. (1) (2)	283,402	2,544,950
BMC Software Inc. (1)	105,852	2,233,477
Computer Associates International Inc.	109,798	3,053,482
Compuware Corp. (1)	181,027	1,719,757
Fair Isaac Corp. (2)	13,940	624,512
Novell Inc. (1)	324,252	2,415,677
Siebel Systems Inc.	387,644	4,004,363
Sybase Inc. (1) (2)	75,663	1,772,027
Take-Two Interactive Software Inc. (1)	8,284	182,994

		18,629,733
TELECOMMUNICATIONS—6.29%
ADC Telecommunications Inc. (1) (2)	99,096	2,265,335
Alltel Corp.	256,986	16,732,358
American Tower Corp. Class A (1)	21,331	532,208
Andrew Corp. (1)	102,233	1,139,898
AT&T Corp.	679,848	13,460,990
Avaya Inc. (1)	116,694	1,201,948
BellSouth Corp.	1,554,433	40,881,588
CenturyTel Inc.	111,638	3,905,097
Citizens Communications Co. (2)	289,614	3,924,270
Comverse Technology Inc. (1)	17,763	466,634
Crown Castle International Corp. (1) (2)	65,296	1,608,240
Harris Corp.	18,414	769,705
JDS Uniphase Corp. (1)	680,593	1,510,916
Juniper Networks Inc. (1)	126,858	3,017,952
Lucent Technologies Inc. (1) (2)	3,759,873	12,219,587
MCI Inc.	238,691	6,055,591
Motorola Inc.	414,133	9,148,198
NTL Inc. (1) (2)	63,370	4,233,116
PanAmSat Holding Corp.	24,553	594,183
Qwest Communications International Inc. (1)	1,282,308	5,257,463
SBC Communications Inc.	2,804,254	67,217,968
Scientific-Atlanta Inc.	18,797	705,075
Sprint Nextel Corp.	1,952,763	46,436,704
Telephone & Data Systems Inc.	81,516	3,179,124
Telewest Global Inc. (1)	208,328	4,781,128
Tellabs Inc. (1)	381,684	4,015,316
United States Cellular Corp. (1)	8,971	479,231
Verizon Communications Inc.	2,349,295	76,798,454

		332,538,277
TEXTILES—0.05%
Mohawk Industries Inc. (1) (2)	34,119	2,738,050

		2,738,050

TOYS, GAMES & HOBBIES—0.15%
Hasbro Inc.	133,681	2,626,832
Mattel Inc. (2)	310,063	5,171,851

		7,798,683
TRANSPORTATION—1.22%
Alexander & Baldwin Inc. (2)	36,920	1,965,621
Burlington Northern Santa Fe Corp.	319,623	19,113,455
CSX Corp.	183,749	8,540,654
Laidlaw International Inc.	84,526	2,042,993
Norfolk Southern Corp.	292,682	11,871,182
Overseas Shipholding Group Inc.	25,014	1,459,067
Ryder System Inc.	34,449	1,178,845
Swift Transportation Co. Inc. (1) (2)	19,680	348,336
Union Pacific Corp.	223,226	16,005,304
Yellow Roadway Corp. (1)	49,512	2,050,787

		64,576,244
WATER—0.05%
Aqua America Inc. (2)	73,244	2,784,737

		2,784,737

TOTAL COMMON STOCKS (Cost: $4,849,908,195)		5,284,109,849

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.84%
CERTIFICATES OF DEPOSIT—0.44% (3)
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$906,377	906,377
Bank of Nova Scotia
3.63%, 01/03/06	725,102	725,046
Credit Suisse First Boston
3.67%, 05/09/06	1,812,755	1,812,755
Danske Bank
3.70%, 10/17/05	1,812,755	1,812,734
Dexia Credit Local
3.78%, 08/30/06	906,377	906,213
Fortis Bank NY
3.83% - 3.84%, 01/25/06	2,719,132	2,719,147
HBOS Treasury Services PLC
3.39%, 12/14/05	1,087,653	1,087,653
HSBC Bank USA N.A.
3.72%, 08/03/06	906,377	906,645
Nordea Bank PLC
3.63%, 10/02/06	1,087,653	1,087,398
Royal Bank of Scotland
3.78%, 06/27/06	906,377	906,278
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	2,809,770	2,809,340
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	4,985,076	4,985,206
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,450,204	1,450,204
Wells Fargo Bank N.A.
3.73%, 10/06/05	997,015	997,011

		23,112,007

COMMERCIAL PAPER—3.01% (3)
Alpine Securitization Corp.
3.72%, 10/19/05	3,625,510	3,619,523
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	17,849,055	17,806,213
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	6,058,227	6,044,124
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	6,344,642	6,341,883
Barton Capital Corp.
3.74%, 10/14/05	2,719,132	2,716,025
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	3,625,510	3,625,510
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	2,162,182	2,154,510
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	6,363,875	6,356,156
Cantabric Finance LLC
3.73%, 10/31/05	696,950	694,928
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	1,031,276	1,029,807
Chesham Finance LLC
3.68%, 10/11/05	1,812,755	1,811,272
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	1,366,183	1,363,721
CRC Funding LLC
3.78%, 10/24/05	997,015	994,817
Dorada Finance Inc.
3.76%, 01/26/06	181,275	179,098
Fairway Finance LLC
3.75%, 10/20/05	725,102	725,100
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	1,625,932	1,624,882
Ford Credit Auto Receivables
3.77%, 10/17/05	1,577,097	1,574,785
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	8,687,954	8,667,853
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	8,951,837	8,941,826
General Electric Capital Corp.
3.72%, 10/14/05	9,063,774	9,053,472
Georgetown Funding Co. LLC
3.82%, 11/02/05	3,542,649	3,531,371
Giro Funding Corp.
3.66%, 10/06/05	906,377	906,101
Grampian Funding LLC
3.84%, 01/31/06	1,812,755	1,789,552
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	906,377	906,377
HSBC PLC
3.88%, 02/03/06	543,826	536,617
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	2,710,631	2,708,047
Landale Funding LLC
3.74%, 10/17/05	3,625,510	3,620,237
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	1,903,207	1,903,207
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	1,908,523	1,906,665
Lockhart Funding LLC
3.71%, 10/13/05	755,085	754,307

Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	3,444,234	3,439,009
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	3,235,042	3,231,383
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	5,075,714	5,063,497
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	3,456,398	3,448,188
Prudential Funding LLC
3.71%, 10/13/05	1,812,755	1,810,887
Ranger Funding Co. LLC
3.67%, 10/04/05	999,607	999,506
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,812,755	1,785,782
Sedna Finance Inc.
3.92%, 02/21/06	453,189	446,231
Societe Generale
3.77%, 10/07/05	2,350,237	2,349,252
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	7,420,131	7,412,074
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	4,496,865	4,491,117
Three Pillars Funding Corp.
3.65%, 10/03/05	1,087,653	1,087,653
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	2,637,160	2,630,233
Tulip Funding Corp.
3.79%, 12/01/05	815,740	810,673
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	13,595,662	13,592,338
Windmill Funding Corp.
3.78%, 10/25/05	1,178,291	1,175,569
Yorktown Capital LLC
3.75%, 10/20/05	1,540,842	1,538,113

		159,199,491
LOAN PARTICIPATIONS—0.02% (3)
Army & Air Force Exchange Service
3.67%, 10/03/05	906,377	906,377

		906,377
MEDIUM-TERM NOTES—0.06% (3)
Dorada Finance Inc.
3.93%, 07/07/06 (4)	561,954	561,911
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	2,900,408	2,900,113

		3,462,024
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5) (6)	3,319,480	3,319,480

		3,319,480
REPURCHASE AGREEMENTS—1.89% (3)
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $57,120,143 and effective yields of 3.75% - 3.88%. (7)	$57,101,778	57,101,778
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $43,066,920 and an effective yield of 3.90%. (7)	43,052,928	43,052,928

		100,154,706

TIME DEPOSITS—0.19% (3)
Chase Bank USA N.A.
3.88%, 10/03/05	1,974,616	1,974,616
Lloyds TSB Bank PLC
3.90%, 10/03/05	1,812,755	1,812,755
Rabobank Nederland NV
3.89%, 10/03/05	6,344,642	6,344,642

		10,132,013
VARIABLE & FLOATING RATE NOTES—3.17% (3)
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	3,371,724	3,371,742
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	6,254,004	6,253,996
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	2,991,046	2,991,046
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	4,078,699	4,078,889
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	5,528,902	5,532,920
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	1,178,291	1,178,291
Bank of America N.A.
3.81%, 08/10/06	9,063,774	9,063,774
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	6,235,877	6,235,707
BMW US Capital LLC
3.74%, 09/15/06 (4)	1,812,755	1,812,755
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	3,444,234	3,444,094
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	4,876,311	4,876,132
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	453,189	453,189
Credit Suisse First Boston
3.77%, 07/19/06	4,531,887	4,531,887
DEPFA Bank PLC
3.88%, 09/15/06	1,812,755	1,812,755
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	2,882,280	2,882,406
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	1,812,755	1,812,755
Fairway Finance LLC
3.78%, 01/20/06	906,377	906,364
Fifth Third Bancorp
3.79%, 09/22/06 (4)	3,625,510	3,625,510
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	1,268,928	1,268,949
General Electric Capital Corp.
3.80%, 10/06/06	815,740	816,489
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	453,189	453,189
Hartford Life Global Funding Trust
3.76%, 08/15/06	1,812,755	1,812,755
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	5,438,265	5,438,265

HSBC Bank USA N.A.
3.95%, 05/04/06	634,464	634,765
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	5,256,989	5,257,033
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	7,069,744	7,070,365
Lothian Mortgages PLC
3.82%, 01/24/06	1,812,755	1,812,755
Marshall & Ilsley Bank
3.90%, 02/20/06	1,812,755	1,813,592
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	3,625,510	3,626,964
Natexis Banques Populaires
3.80%, 10/16/06 (4)	1,359,566	1,359,566
National City Bank (Ohio)
3.62%, 01/06/06	906,377	906,306
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	6,707,193	6,707,745
Nordea Bank AB
3.71%, 08/11/06 (4)	3,172,321	3,172,321
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	5,800,816	5,800,908
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	4,930,693	4,930,695
Principal Life Income Funding Trusts
3.74%, 05/10/06	1,359,566	1,359,609
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	6,050,069	6,048,871
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	1,540,842	1,540,779
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	8,084,887	8,084,888
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	1,812,755	1,812,755
Strips III LLC
3.88%, 07/24/06 (4)(8)	521,157	521,157
SunTrust Bank
3.63%, 04/28/06	2,719,132	2,719,132
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	4,042,443	4,042,032
Toyota Motor Credit Corp.
3.87%, 04/10/06	815,740	815,733
Unicredito Italiano SpA
3.80%, 06/14/06	2,356,581	2,356,000
Union Hamilton Special Funding LLC
4.00%, 03/28/06	1,812,755	1,812,755
US Bank N.A.
3.77%, 09/29/06	815,740	815,528
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	4,186,558	4,186,558
Wells Fargo & Co.
3.76%, 09/15/06 (4)	906,377	906,460
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	4,078,698	4,078,469
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	4,640,653	4,640,512
Winston Funding Ltd.
3.71%, 10/23/05 (4)	1,294,307	1,294,307
World Savings Bank
3.69%, 03/09/06	2,719,132	2,719,068

		167,501,487

TOTAL SHORT-TERM INVESTMENTS (Cost: $467,787,585)	467,787,585

TOTAL INVESTMENTS IN SECURITIES—108.71% (Cost: $5,317,695,780)	5,751,897,434
Other Assets, Less Liabilities—(8.71)%	(460,909,003)

NET ASSETS — 100.00%	$5,290,988,431

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.98%
ADVERTISING—0.29%
ADVO Inc. (1)	181,078	$5,665,931
Catalina Marketing Corp. (1)	288,092	6,551,212
Greenfield Online Inc. (2)	97,413	529,927
Marchex Inc. Class B (1) (2)	115,827	1,918,095
ValueVision Media Inc. Class A (1) (2)	160,026	1,816,295
Ventiv Health Inc. (2)	155,727	4,081,605

		20,563,065
AEROSPACE & DEFENSE—1.35%
AAR Corp. (1) (2)	189,081	3,248,412
ARGON ST Inc. (2)	50,468	1,480,731
Armor Holdings Inc. (1) (2)	200,115	8,606,946
BE Aerospace Inc. (1) (2)	330,085	5,469,508
Curtiss-Wright Corp.	125,224	7,727,573
DRS Technologies Inc. (1)	158,297	7,813,540
EDO Corp. (1)	92,233	2,769,757
Engineered Support Systems Inc.	240,055	9,851,857
Esterline Technologies Corp. (2)	145,279	5,504,621
GenCorp Inc. (1) (2)	315,375	5,881,744
HEICO Corp. (1)	125,545	2,912,644
Herley Industries Inc. (2)	75,706	1,410,403
Innovative Solutions & Support Inc. (2)	78,060	1,212,272
K&F Industries Holdings Inc. (2)	95,096	1,590,956
Kaman Corp. Class A	128,040	2,618,418
Moog Inc. Class A (2)	196,053	5,787,485
MTC Technologies Inc. (2)	58,489	1,870,478
Orbital Sciences Corp. (1) (2)	323,675	4,045,937
Sequa Corp. Class A (2)	36,796	2,170,964
Teledyne Technologies Inc. (2)	192,818	6,646,436
Triumph Group Inc. (2)	91,928	3,416,964
United Industrial Corp. (1)	56,918	2,034,818

		94,072,464
AGRICULTURE—0.31%
Alico Inc.	22,335	1,145,785
Alliance One International Inc.	505,033	1,787,817
Andersons Inc.	38,958	1,140,690
Delta & Pine Land Co. (1)	206,561	5,455,276
Maui Land & Pineapple Co. Inc. (2)	19,988	600,240
Tejon Ranch Co. (2)	50,206	2,359,682
Universal Corp. (1)	148,384	5,761,751
Vector Group Ltd. (1)	152,605	3,053,630

		21,304,871
AIRLINES—0.48%
AirTran Holdings Inc. (1) (2)	502,767	6,365,030
Alaska Air Group Inc. (1) (2)	157,345	4,572,446
Continental Airlines Inc. Class B (1) (2)	385,845	3,727,263

Delta Air Lines Inc. (1) (2)	779,773	584,830
ExpressJet Holdings Inc. (2)	252,671	2,266,459
Frontier Airlines Inc. (1) (2)	208,695	2,041,037
MAIR Holdings Inc. (1) (2)	70,047	408,374
Mesa Air Group Inc. (1) (2)	176,054	1,452,445
Pinnacle Airlines Corp. (2)	114,998	747,487
Republic Airways Holdings Inc. (2)	88,134	1,261,198
SkyWest Inc.	334,166	8,962,332
World Air Holdings Inc. (2)	137,584	1,458,390

		33,847,291
APPAREL—0.84%
Carter’s Inc. (1) (2)	106,492	6,048,746
Cherokee Inc.	41,064	1,436,419
Deckers Outdoor Corp. (1) (2)	58,830	1,415,450
DHB Industries Inc. (2)	160,035	670,547
Guess? Inc. (1) (2)	94,245	2,019,670
Gymboree Corp. (1) (2)	181,952	2,481,825
Hartmarx Corp. (2)	149,353	978,262
Kellwood Co. (1)	161,535	4,175,680
K-Swiss Inc. Class A	144,343	4,268,223
Maidenform Brands Inc. (2)	71,880	988,350
Oxford Industries Inc. (1)	81,148	3,661,398
Perry Ellis International Inc. (2)	54,519	1,185,243
Phillips-Van Heusen Corp.	187,677	5,821,741
Russell Corp. (1)	191,355	2,686,624
Skechers U.S.A. Inc. Class A (2)	130,844	2,141,916
Steven Madden Ltd. (2)	75,416	1,728,535
Stride Rite Corp.	211,168	2,707,174
Volcom Inc. (2)	26,055	729,801
Warnaco Group Inc. (The) (2)	267,788	5,867,235
Weyco Group Inc.	33,546	654,147
Wolverine World Wide Inc.	335,147	7,054,844

		58,721,830
AUTO MANUFACTURERS—0.08%
A.S.V. Inc. (1) (2)	102,956	2,331,953
Wabash National Corp. (1)	180,758	3,553,702

		5,885,655
AUTO PARTS & EQUIPMENT—0.80%
Accuride Corp. (2)	63,462	876,410
Aftermarket Technology Corp. (2)	124,441	2,288,470
American Axle & Manufacturing Holdings Inc.	248,010	5,724,071
ArvinMeritor Inc.	406,104	6,790,059
Bandag Inc.	65,064	2,788,643
Commercial Vehicle Group Inc. (2)	83,020	1,738,439
Cooper Tire & Rubber Co. (1)	370,401	5,656,023
Hayes Lemmerz International Inc. (2)	223,066	999,336
Keystone Automotive Industries Inc. (2)	92,000	2,650,520
Modine Manufacturing Co.	201,559	7,393,184
Noble International Ltd.	43,597	1,053,304
R & B Inc. (2)	57,244	586,751
Standard Motor Products Inc.	86,243	699,431
Strattec Security Corp. (2)	22,093	1,145,522
Superior Industries International Inc. (1)	128,156	2,757,917
Tenneco Inc. (2)	253,878	4,445,404
Titan International Inc. (1)	87,297	1,198,588
Visteon Corp.	745,404	7,290,051

		56,082,123

BANKS—8.04%
ABC Bancorp	69,479	1,333,302
Alabama National Bancorp (1)	79,240	5,066,606
AMCORE Financial Inc.	123,250	3,846,632
Amegy Bancorporation Inc.	406,599	9,201,335
AmericanWest Bancorporation (2)	60,924	1,408,563
Ames National Corp. (1)	49,503	1,366,283
Arrow Financial Corp.	61,869	1,677,883
Banc Corp. (The) (2)	77,644	838,555
BancFirst Corp. (1)	22,878	1,944,630
Bancorp Inc. (The) (2)	55,138	881,657
BancorpSouth Inc. (1)	453,677	10,366,519
BancTrust Financial Group Inc.	54,418	1,049,179
Bank Mutual Corp.	333,482	3,574,927
Bank of Granite Corp. (1)	77,434	1,474,343
Bank of the Ozarks Inc. (1)	66,380	2,278,825
BankFinancial Corp. (2)	139,547	1,981,567
Banner Corp.	60,799	1,619,685
Boston Private Financial Holdings Inc. (1)	163,110	4,328,939
Camden National Corp.	44,240	1,666,521
Capital City Bank Group Inc. (1)	70,478	2,657,725
Capital Corp of the West	52,821	1,613,682
Capital Crossing Bank (1) (2)	34,742	1,206,937
Capitol Bancorp Ltd.	72,701	2,355,512
Cardinal Financial Corp. (1) (2)	141,951	1,369,827
Cascade Bancorp (1)	98,284	2,053,153
Cathay General Bancorp	263,549	9,345,448
Center Financial Corp. (1)	64,793	1,522,635
Central Coast Bancorp (2)	66,977	1,427,280
Central Pacific Financial Corp.	175,809	6,184,961
Chemical Financial Corp. (1)	146,467	4,760,178
Chittenden Corp. (1)	268,806	7,126,047
Citizens & Northern Corp.	47,840	1,277,328
Citizens Banking Corp. (1)	250,109	7,103,096
City Bank	45,564	1,559,656
City Holding Co.	104,483	3,736,312
Coastal Financial Corp.	84,174	1,264,293
CoBiz Inc. (1)	86,093	1,602,191
Colony Bankcorp Inc. (1)	31,647	856,368
Columbia Bancorp	31,836	1,279,489
Columbia Banking System Inc.	90,416	2,371,612
Commercial Bankshares Inc. (1)	27,209	1,022,786
Community Bancorp (2)	28,937	954,632
Community Bank System Inc. (1)	176,642	3,992,109
Community Banks Inc.	125,667	3,532,499
Community Trust Bancorp Inc.	85,971	2,766,547
Corus Bankshares Inc.	108,232	5,934,361
CVB Financial Corp. (1)	272,535	5,069,151
Enterprise Financial Services Corp.	45,754	970,900
EuroBancshares Inc. (2)	53,150	792,466
Farmers Capital Bank Corp.	35,441	1,097,962
Financial Institutions Inc.	52,408	964,831
First BanCorp (Puerto Rico) (1)	396,491	6,708,628
First Bancorp Inc. (North Carolina)	66,606	1,334,784
First Busey Corp. Class A (1)	81,793	1,592,510
First Charter Corp. (1)	176,828	4,328,749
First Citizens BancShares Inc. Class A (1)	34,927	5,960,293
First Commonwealth Financial Corp. (1)	404,872	5,396,944
First Community Bancorp (1)	75,718	3,621,592
First Community Bancshares Inc.	58,545	1,717,710
First Financial Bancorp (1)	203,896	3,792,466
First Financial Bankshares Inc. (1)	106,990	3,726,462
First Financial Corp.	77,912	2,103,624
First Indiana Corp. (1)	62,439	2,127,297
First Merchants Corp. (1)	106,940	2,762,260

First Midwest Bancorp Inc.	264,830	9,862,269
First Oak Brook Bancshares Inc. Class A	39,075	1,183,582
First Regional Bancorp (2)	14,275	1,124,727
First Republic Bank (1)	125,296	4,414,178
1st Source Corp.	68,704	1,590,498
First South Bancorp Inc. (1)	28,528	950,268
First State Bancorp	89,922	1,905,447
FNB Corp. (Pennsylvania) (1)	325,736	5,628,718
FNB Corp. (Virginia)	42,133	1,166,241
Fremont General Corp.	376,115	8,210,590
Frontier Financial Corp.	142,512	4,132,848
GB&T Bancshares Inc. (1)	73,480	1,559,980
Glacier Bancorp Inc.	180,812	5,581,666
Gold Bancorp Inc.	228,451	3,403,920
Great Southern Bancorp Inc. (1)	60,536	1,811,237
Greater Bay Bancorp (1)	296,416	7,303,690
Greene County Bancshares Inc.	37,788	977,953
Hancock Holding Co. (1)	154,921	5,289,003
Hanmi Financial Corp.	230,927	4,145,140
Harleysville National Corp.	160,527	3,523,568
Heartland Financial USA Inc.	61,006	1,185,347
Heritage Commerce Corp. (1)	68,964	1,434,451
Hudson United Bancorp	259,376	10,979,386
IBERIABANK Corp.	55,828	2,967,258
Independent Bank Corp. (Massachusetts)	89,763	2,727,000
Independent Bank Corp. (Michigan)	128,462	3,730,535
Integra Bank Corp.	89,822	1,949,137
Interchange Financial Services Corp. (1)	98,640	1,702,526
Irwin Financial Corp. (1)	106,450	2,170,515
Lakeland Bancorp Inc. (1)	105,683	1,620,120
Lakeland Financial Corp.	34,076	1,409,043
Macatawa Bank Corp. (1)	58,838	2,012,848
Main Street Banks Inc. (1)	90,456	2,424,221
MainSource Financial Group Inc.	69,387	1,230,232
MB Financial Inc.	127,145	4,956,112
MBT Financial Corp.	86,416	1,592,647
Mercantile Bank Corp.	43,990	1,882,332
Mid-State Bancshares	132,513	3,645,433
Midwest Banc Holdings Inc. (1)	76,034	1,757,906
Nara Bancorp Inc. (1)	107,156	1,601,982
National Penn Bancshares Inc. (1)	201,351	5,011,626
NBC Capital Corp.	40,076	1,005,106
NBT Bancorp Inc. (1)	188,421	4,444,851
Northern Empire Bancshares (2)	46,242	1,152,351
Old National Bancorp (1)	395,866	8,400,277
Old Second Bancorp Inc.	77,960	2,326,326
Omega Financial Corp.	73,250	2,053,197
Oriental Financial Group Inc.	124,235	1,520,636
Pacific Capital Bancorp	265,543	8,839,926
Park National Corp. (1)	70,467	7,629,462
Peapack-Gladstone Financial Corp. (1)	48,170	1,321,785
Pennsylvania Commerce Bancorp Inc. (1) (2)	25,403	906,379
Peoples Bancorp Inc.	54,392	1,502,851
Pinnacle Financial Partners Inc. (2)	42,096	1,059,977
Placer Sierra Bancshares	39,329	1,080,368
Preferred Bank	24,304	976,778
PremierWest Bancorp (2)	80,603	1,217,105
PrivateBancorp Inc. (1)	96,267	3,300,033
Prosperity Bancshares Inc. (1)	123,749	3,743,407
Provident Bankshares Corp. (1)	190,927	6,640,441
R&G Financial Corp. Class B (1)	162,255	2,231,006
Renasant Corp.	60,635	1,919,098
Republic Bancorp Inc. (1)	405,705	5,736,669

Republic Bancorp Inc. Class A	41,759	873,598
Royal Bancshares of Pennsylvania Class A	27,045	604,185
S&T Bancorp Inc. (1)	153,953	5,819,423
Sandy Spring Bancorp Inc. (1)	85,468	2,880,272
Santander BanCorp (1)	31,061	765,032
SCBT Financial Corp.	46,419	1,465,912
Seacoast Banking Corp. of Florida	73,876	1,730,915
Security Bank Corp.	59,961	1,492,429
Sierra Bancorp (1)	31,425	716,490
Signature Bank (2)	68,812	1,857,236
Simmons First National Corp. Class A	83,802	2,390,033
Southside Bancshares Inc.	56,765	1,079,103
Southwest Bancorp Inc.	79,532	1,747,318
State Bancorp Inc.	57,771	1,035,256
State Financial Services Corp. Class A	33,475	1,222,507
Sterling Bancorp	107,098	2,410,776
Sterling Bancshares Inc.	263,635	3,878,071
Sterling Financial Corp. (Pennsylvania)	148,978	3,001,907
Suffolk Bancorp (1)	62,154	1,983,334
Summit Bancshares Inc.	59,123	1,086,090
Summit Financial Group Inc.	29,619	807,118
Sun Bancorp Inc. (New Jersey) (1) (2)	65,201	1,375,089
Susquehanna Bancshares Inc.	270,209	6,495,824
SVB Financial Group (1) (2)	205,656	10,003,108
SY Bancorp Inc. (1)	69,364	1,649,476
Taylor Capital Group Inc.	25,435	961,952
Texas Capital Bancshares Inc. (2)	130,299	2,755,824
Texas Regional Bancshares Inc. Class A	238,453	6,865,062
Tompkins Trustco Inc.	37,025	1,601,331
TriCo Bancshares	70,976	1,527,404
TrustCo Bank Corp. NY (1)	435,713	5,459,484
Trustmark Corp. (1)	273,951	7,629,535
UCBH Holdings Inc. (1)	530,215	9,713,539
UMB Financial Corp.	90,443	5,940,296
Umpqua Holdings Corp.	257,456	6,261,330
Union Bankshares Corp.	50,555	2,112,188
United Bancshares Inc. (1)	216,787	7,576,706
United Community Banks Inc. (1)	182,926	5,213,391
United Security Bancshares Inc.	33,531	920,091
Univest Corp. of Pennsylvania	67,028	1,853,324
Unizan Financial Corp.	127,801	3,094,062
USB Holding Co. Inc. (1)	67,830	1,546,530
Vineyard National Bancorp (1)	45,636	1,348,544
Virginia Commerce Bancorp Inc. (2)	53,725	1,454,873
Virginia Financial Group Inc.	41,692	1,502,997
W Holding Co. Inc.	632,718	6,048,784
Washington Trust Bancorp Inc.	69,165	1,880,596
WesBanco Inc. (1)	132,099	3,632,722
West Bancorporation (1)	96,361	1,784,606
West Coast Bancorp	85,934	2,148,350
Westamerica Bancorp (1)	190,053	9,816,237
Western Alliance Bancorp (2)	21,197	595,636
Western Sierra Bancorp (1) (2)	39,067	1,345,467
Wilshire Bancorp Inc.	90,451	1,383,900
Wintrust Financial Corp. (1)	135,962	6,833,450
Yardville National Bancorp	49,938	1,760,314

		562,554,480
BEVERAGES—0.16%
Boston Beer Co. Inc. Class A (2)	56,668	1,416,700
Coca-Cola Bottling Co. Consolidated	27,079	1,325,246
Farmer Brothers Co.	39,570	798,918
Green Mountain Coffee Roasters Inc. (2)	25,451	885,186

Hansen Natural Corp. (1) (2)	86,349	4,065,311
National Beverage Corp. (2)	43,854	340,307
Peet’s Coffee & Tea Inc. (1) (2)	79,467	2,433,280

		11,264,948
BIOTECHNOLOGY—2.27%
Aastrom Biosciences Inc. (1) (2)	596,320	1,401,352
Alexion Pharmaceuticals Inc. (2)	177,920	4,924,826
Applera Corp.- Celera Genomics Group (2)	428,799	5,201,332
Arena Pharmaceuticals Inc. (2)	204,058	2,020,174
ARIAD Pharmaceuticals Inc. (2)	348,782	2,591,450
ArQule Inc. (2)	184,840	1,447,297
Barrier Therapeutics Inc. (2)	84,731	710,893
Bio-Rad Laboratories Inc. Class A (2)	101,826	5,599,412
Cambrex Corp.	153,755	2,915,195
Cell Genesys Inc. (1) (2)	266,190	1,458,721
Coley Pharmaceutical Group Inc. (2)	36,402	662,516
CoTherix Inc. (2)	71,944	1,003,619
CuraGen Corp. (1) (2)	267,531	1,324,278
Curis Inc. (2)	275,792	1,265,885
deCODE genetics Inc. (1) (2)	318,568	2,672,786
Digene Corp. (1) (2)	87,463	2,492,695
Diversa Corp. (2)	135,007	781,691
Encysive Pharmaceuticals Inc. (1) (2)	338,543	3,988,037
Enzo Biochem Inc. (1) (2)	160,298	2,462,177
Enzon Pharmaceuticals Inc. (2)	257,097	1,704,553
Exelixis Inc. (1) (2)	479,737	3,679,583
Genitope Corp. (2)	140,813	977,242
Geron Corp. (1) (2)	367,374	3,772,931
GTx Inc. (2)	44,054	410,143
Human Genome Sciences Inc. (1) (2)	757,021	10,287,915
ICOS Corp. (1) (2)	370,012	10,219,731
Illumina Inc. (1) (2)	209,524	2,684,002
Immunogen Inc. (2)	240,676	1,766,562
Incyte Corp. (1) (2)	484,222	2,275,843
Integra LifeSciences Holdings Corp. (1) (2)	119,536	4,573,447
InterMune Inc. (1) (2)	145,086	2,401,173
Keryx Biopharmaceuticals Inc. (1) (2)	161,068	2,538,432
Lexicon Genetics Inc. (2)	372,371	1,482,037
LifeCell Corp. (2)	185,763	4,018,054
Marshall Edwards Inc. (1) (2)	42,786	248,587
Martek Biosciences Corp. (1) (2)	181,927	6,391,096
Maxygen Inc. (2)	146,866	1,217,519
Momenta Pharmaceuticals Inc. (1) (2)	55,671	1,517,035
Monogram Biosciences Inc. (2)	712,809	1,675,101
Myogen Inc. (2)	118,702	2,789,497
Myriad Genetics Inc. (1) (2)	179,391	3,921,487
Nanogen Inc. (1) (2)	276,228	886,692
Nektar Therapeutics (1) (2)	492,311	8,344,671
Northfield Laboratories Inc. (1) (2)	137,419	1,772,705
Orchid Cellmark Inc. (2)	140,765	1,196,502
Regeneron Pharmaceuticals Inc. (1) (2)	203,594	1,932,107
Savient Pharmaceuticals Inc. (2)	358,141	1,350,192
Seattle Genetics Inc. (1) (2)	153,290	804,772
Serologicals Corp. (1) (2)	201,325	4,541,892
StemCells Inc. (1) (2)	366,490	2,023,025
Stratagene Corp. (2)	42,682	384,565
SuperGen Inc. (2)	300,002	1,890,013
Telik Inc. (1) (2)	302,145	4,943,092
Tercica Inc. (2)	64,789	730,820
Vertex Pharmaceuticals Inc. (1) (2)	548,974	12,269,569

		158,546,923

BUILDING MATERIALS—1.23%
Aaon Inc. (2)	50,706	931,976
Apogee Enterprises Inc.	162,366	2,776,459
Builders FirstSource Inc. (2)	69,501	1,551,957
Comfort Systems USA Inc. (2)	230,881	2,034,062
Drew Industries Inc. (1) (2)	88,020	2,271,796
Eagle Materials Inc. (1)	106,324	12,904,544
ElkCorp (1)	117,302	4,195,893
Genlyte Group Inc. (The) (2)	138,885	6,677,591
Interline Brands Inc. (2)	73,315	1,540,348
Lennox International Inc. (1)	288,038	7,895,122
LSI Industries Inc.	114,303	2,171,757
Mestek Inc. (1) (2)	17,086	211,183
NCI Building Systems Inc. (1) (2)	120,445	4,912,952
Simpson Manufacturing Co. Inc. (1)	210,221	8,228,050
Texas Industries Inc.	131,383	7,147,235
Trex Co. Inc. (1) (2)	66,932	1,606,368
Universal Forest Products Inc.	92,232	5,286,738
York International Corp.	243,413	13,648,167

		85,992,198
CHEMICALS—1.40%
American Vanguard Corp. (1)	62,635	1,146,847
Arch Chemicals Inc.	136,673	3,177,647
Balchem Corp.	45,287	1,247,657
CF Industries Holdings Inc. (2)	236,965	3,509,452
Ferro Corp. (1)	243,541	4,461,671
Fuller (H.B.) Co. (1)	166,745	5,182,435
Georgia Gulf Corp.	197,447	4,754,524
Grace (W.R.) & Co. (1) (2)	390,040	3,490,858
Hercules Inc. (2)	654,426	7,997,086
Kronos Worldwide Inc.	20,631	654,828
MacDermid Inc. (1)	175,475	4,607,973
Minerals Technologies Inc. (1)	118,831	6,798,322
NewMarket Corp. (2)	98,639	1,710,400
NL Industries Inc. (1)	45,804	860,657
Octel Corp.	71,717	1,195,522
Olin Corp.	412,351	7,830,545
OM Group Inc. (2)	165,854	3,338,641
Pioneer Companies Inc. (2)	65,061	1,565,368
PolyOne Corp. (2)	535,248	3,243,603
Rockwood Holdings Inc. (2)	116,680	2,222,754
Schulman (A.) Inc. (1)	178,747	3,208,509
Sensient Technologies Corp. (1)	274,965	5,210,587
Spartech Corp. (1)	187,373	3,661,268
Stepan Co.	31,050	778,113
Symyx Technologies Inc. (2)	188,785	4,931,064
Terra Industries Inc. (2)	540,865	3,596,752
UAP Holding Corp.	193,481	3,502,006
Wellman Inc. (1)	191,169	1,210,100
Westlake Chemical Corp.	77,668	2,103,249
Zoltek Companies Inc. (1) (2)	61,660	810,829

		98,009,267
COAL—0.20%
Alpha Natural Resources Inc. (2)	170,734	5,128,849
Foundation Coal Holdings Inc.	138,188	5,313,329
James River Coal Co. (2)	75,833	3,827,292

		14,269,470
COMMERCIAL SERVICES—4.89%
Aaron Rents Inc.	225,641	4,772,307
ABM Industries Inc.	228,576	4,756,667

ACE Cash Express Inc. (2)	66,654	1,300,420
Administaff Inc. (1)	113,781	4,521,657
Advance America Cash Advance Centers Inc.	395,217	5,236,625
Advisory Board Co. (The) (1) (2)	111,171	5,785,339
Albany Molecular Research Inc. (2)	138,843	1,691,108
Alderwoods Group Inc. (2)	233,683	3,827,728
AMN Healthcare Services Inc. (2)	67,051	1,037,279
Arbitron Inc.	182,012	7,251,358
Bankrate Inc. (1) (2)	54,642	1,498,830
Banta Corp. (1)	143,721	7,313,962
BearingPoint Inc. (1) (2)	1,063,066	8,068,671
Bowne & Co. Inc. (1)	197,655	2,824,490
Bright Horizons Family Solutions Inc. (2)	156,820	6,021,888
CBIZ Inc. (2)	351,819	1,794,277
CDI Corp. (1)	73,112	2,159,728
Central Parking Corp. (1)	117,752	1,760,392
Cenveo Inc. (2)	283,677	2,941,730
Chemed Corp. (1)	146,503	6,349,440
Clark Inc.	93,222	1,568,926
Coinstar Inc. (1) (2)	146,822	2,717,675
Consolidated Graphics Inc. (2)	65,225	2,807,936
Corinthian Colleges Inc. (2)	527,015	6,993,489
Corrections Corp. of America (1) (2)	226,919	9,008,684
CorVel Corp. (2)	35,793	857,600
CoStar Group Inc. (1) (2)	94,129	4,397,707
CRA International Inc. (1) (2)	64,587	2,692,632
Cross Country Healthcare Inc. (1) (2)	187,530	3,480,557
DeVry Inc. (2)	337,345	6,426,422
DiamondCluster International Inc. Class A (2)	173,619	1,316,032
Dollar Thrifty Automotive Group Inc. (1) (2)	145,561	4,901,039
Educate Inc. (2)	107,471	1,612,065
Electro Rent Corp. (2)	105,218	1,323,642
Escala Group Inc. (1) (2)	34,399	572,743
Euronet Worldwide Inc. (1) (2)	180,783	5,349,369
Exponent Inc. (2)	46,220	1,450,846
First Advantage Corp. Class A (2)	19,545	574,623
Forrester Research Inc. (2)	75,260	1,566,913
FTI Consulting Inc. (1) (2)	249,794	6,309,796
Gartner Inc. (2)	323,831	3,785,584
Geo Group Inc. (The) (2)	55,442	1,469,213
Gevity HR Inc. (1)	160,104	4,361,233
Healthcare Services Group Inc. (1)	154,960	2,982,980
Heartland Payment Systems Inc. (2)	21,514	513,324
Heidrick & Struggles International Inc. (1) (2)	113,573	3,677,494
Hooper Holmes Inc.	376,128	1,478,183
Hudson Highland Group Inc. (2)	138,924	3,468,932
Huron Consulting Group Inc. (2)	38,958	1,044,854
iPayment Holdings Inc. (2)	71,235	2,695,532
Jackson Hewitt Tax Service Inc. (1)	217,859	5,209,009
Kelly Services Inc. Class A (1)	106,663	3,270,288
Kenexa Corp. (2)	30,866	386,442
Kforce Inc. (1) (2)	185,502	1,910,671
Korn/Ferry International (1) (2)	199,248	3,265,675
Labor Ready Inc. (2)	309,064	7,927,492
Landauer Inc.	52,137	2,554,713
Learning Tree International Inc. (1) (2)	52,234	689,489
LECG Corp. (2)	86,106	1,980,438
Lincoln Educational Services Corp. (2)	21,661	255,383
MAXIMUS Inc. (1)	110,857	3,963,138
McGrath RentCorp	119,861	3,395,662
Midas Inc. (1) (2)	92,329	1,835,501
Monro Muffler Brake Inc.	60,833	1,598,083
Morningstar Inc. (1) (2)	49,837	1,594,784

MPS Group Inc. (2)	600,525	7,086,195
Navigant Consulting Inc. (2)	283,739	5,436,439
NCO Group Inc. (1) (2)	186,594	3,855,032
Odyssey Marine Exploration Inc. (2)	206,344	761,409
PAREXEL International Corp. (1) (2)	150,916	3,031,902
PHH Corp. (1) (2)	304,595	8,364,179
PRA International (2)	65,048	1,971,605
Pre-Paid Legal Services Inc. (1)	56,425	2,183,647
PRG-Schultz International Inc. (2)	238,878	719,023
Providence Service Corp. (The) (2)	54,677	1,672,569
QC Holdings Inc. (1) (2)	42,530	554,591
Quanta Services Inc. (1) (2)	676,070	8,626,653
Rent-Way Inc. (1) (2)	151,793	1,042,818
Resources Connection Inc. (1) (2)	275,706	8,169,169
Rollins Inc.	167,726	3,274,012
Senomyx Inc. (2)	121,539	2,069,809
SFBC International Inc. (1) (2)	105,809	4,696,862
Sotheby’s Holdings Inc. Class A (2)	211,009	3,528,070
Source Interlink Companies Inc. (1) (2)	192,715	2,131,428
SOURCECORP Inc. (2)	91,790	1,967,978
Spherion Corp. (2)	360,204	2,737,550
StarTek Inc.	64,945	857,274
Stewart Enterprises Inc. Class A (1)	615,152	4,078,458
Strayer Education Inc. (1)	84,833	8,018,415
TeleTech Holdings Inc. (1) (2)	206,522	2,069,350
TNS Inc. (2)	60,508	1,467,319
United Rentals Inc. (1) (2)	390,102	7,688,910
Universal Technical Institute Inc. (1) (2)	123,810	4,408,874
Valassis Communications Inc. (2)	289,576	11,287,672
Vertrue Inc. (2)	44,121	1,603,798
Viad Corp.	129,652	3,545,982
Volt Information Sciences Inc. (2)	46,472	944,311
Watson Wyatt & Co. Holdings (1)	190,158	5,124,758
Wright Express Corp. (2)	233,684	5,045,238

		342,177,988
COMPUTERS—2.62%
Advanced Digital Information Corp. (2)	372,285	3,499,479
Agilysys Inc.	177,484	2,988,831
Ansoft Corp. (2)	37,580	1,093,578
Anteon International Corp. (1) (2)	160,302	6,854,514
Brocade Communications Systems Inc. (2)	1,555,209	6,345,253
Catapult Communications Corp. (2)	56,780	1,041,345
CIBER Inc. (1) (2)	307,196	2,282,466
COMSYS IT Partners Inc. (2)	73,262	894,529
Covansys Corp. (2)	179,969	2,872,305
CyberGuard Corp. (1) (2)	122,281	1,008,818
Dot Hill Systems Corp. (2)	253,288	1,704,628
Echelon Corp. (2)	170,130	1,566,897
Electronics For Imaging Inc. (1) (2)	313,506	7,191,828
FactSet Research Systems Inc. (1)	198,825	7,006,593
Gateway Inc. (1) (2)	1,493,018	4,031,149
Henry (Jack) & Associates Inc.	420,369	8,155,159
Hutchinson Technology Inc. (1) (2)	146,161	3,817,725
iGATE Corp. (2)	122,225	443,677
Imation Corp.	194,891	8,354,977
Integral Systems Inc.	60,821	1,255,345
Intergraph Corp. (1) (2)	163,494	7,309,817
InterVoice-Brite Inc. (2)	218,581	1,969,415
Kanbay International Inc. (2)	144,412	2,714,946
Komag Inc. (1) (2)	167,691	5,359,404
Kronos Inc. (1) (2)	185,810	8,294,558
Lexar Media Inc. (1) (2)	460,939	2,950,010

Magma Design Automation Inc. (2)	205,865	1,671,624
Manhattan Associates Inc. (2)	170,546	3,956,667
Maxtor Corp. (1) (2)	1,466,673	6,453,361
McDATA Corp. Class A (1) (2)	893,257	4,680,667
Mentor Graphics Corp. (1) (2)	454,611	3,909,655
Mercury Computer Systems Inc. (1) (2)	121,755	3,196,069
MICROS Systems Inc. (1) (2)	220,387	9,641,931
Mobility Electronics Inc. (1) (2)	155,449	1,657,086
MTS Systems Corp.	115,172	4,350,046
Ness Technologies Inc. (2)	109,666	1,096,660
NetScout Systems Inc. (2)	137,231	745,164
Palm Inc. (2)	242,010	6,856,143
PAR Technology Corp. (2)	23,271	535,233
Perot Systems Corp. Class A (2)	474,289	6,711,189
Quantum Corp. (1) (2)	1,069,426	3,304,526
Rackable Systems Inc. (2)	33,718	443,729
Radiant Systems Inc. (2)	132,054	1,362,797
RadiSys Corp. (1) (2)	115,731	2,245,181
Rimage Corp. (2)	54,746	1,460,076
SI International Inc. (1) (2)	56,502	1,749,867
Silicon Storage Technology Inc. (2)	507,652	2,731,168
Stratasys Inc. (1) (2)	60,658	1,801,543
Sykes Enterprises Inc. (2)	148,994	1,773,029
Synaptics Inc. (1) (2)	126,857	2,384,912
Syntel Inc.	45,983	896,209
TALX Corp.	110,665	3,628,705
3D Systems Corp. (1) (2)	70,965	1,577,552
Tyler Technologies Inc. (2)	204,290	1,691,521

		183,519,556
COSMETICS & PERSONAL CARE—0.16%
Chattem Inc. (1) (2)	102,901	3,652,985
Elizabeth Arden Inc. (1) (2)	147,122	3,174,893
Inter Parfums Inc. (1)	25,240	496,976
Parlux Fragrances Inc. (1) (2)	36,012	1,049,390
Revlon Inc. Class A (1) (2)	847,626	2,729,356

		11,103,600
DISTRIBUTION & WHOLESALE—1.13%
Aviall Inc. (1) (2)	193,820	6,547,240
Beacon Roofing Supply Inc. (2)	96,236	3,144,030
Bell Microproducts Inc. (2)	169,908	1,704,177
BlueLinx Holdings Inc.	56,465	758,890
Brightpoint Inc. (2)	157,785	3,020,005
Building Materials Holdings Corp.	80,611	7,512,139
Central European Distribution Corp. (1) (2)	79,557	3,388,333
Handleman Co. (1)	127,645	1,612,156
Hughes Supply Inc.	384,996	12,550,870
Huttig Building Products Inc. (2)	81,612	738,589
LKQ Corp. (2)	81,836	2,471,447
MWI Veterinary Supply Inc. (2)	26,142	521,533
Navarre Corp. (1) (2)	147,933	856,532
NuCo2 Inc. (1) (2)	62,729	1,615,272
Owens & Minor Inc.	229,981	6,749,942
ScanSource Inc. (1) (2)	73,258	3,570,595
United Stationers Inc. (2)	192,403	9,208,408
Watsco Inc. (1)	124,278	6,600,405
WESCO International Inc. (2)	185,813	6,293,486

		78,864,049
DIVERSIFIED FINANCIAL SERVICES—1.76%
Accredited Home Lenders Holding Co. (1) (2)	102,505	3,604,076
Advanta Corp. Class B (1)	110,671	3,124,242

Archipelago Holdings Inc. (1) (2)	170,942	6,812,039
Asset Acceptance Capital Corp. (2)	52,280	1,566,832
Asta Funding Inc. (1)	60,430	1,834,655
BKF Capital Group Inc.	39,586	1,224,395
Calamos Asset Management Inc. Class A	133,865	3,303,788
CharterMac (1)	234,795	4,813,297
Cohen & Steers Inc.	48,496	969,920
Collegiate Funding Services LLC (2)	86,760	1,284,916
CompuCredit Corp. (1) (2)	114,275	5,076,095
Delta Financial Corp. (1)	62,757	458,126
Doral Financial Corp. (1)	498,845	6,519,904
Encore Capital Group Inc. (2)	86,293	1,539,467
eSpeed Inc. (2)	120,742	915,224
Federal Agricultural Mortgage Corp. (1)	64,384	1,567,107
Financial Federal Corp. (1)	100,807	4,012,119
GAMCO Investors Inc. Class A	41,596	1,907,177
GFI Group Inc. (2)	33,822	1,392,452
Greenhill & Co. Inc.	69,177	2,883,989
International Securities Exchange Inc. (2)	65,100	1,523,340
Investment Technology Group Inc. (2)	229,643	6,797,433
Knight Capital Group Inc. Class A (1) (2)	625,065	5,194,290
LaBranche & Co. Inc. (1) (2)	311,861	2,710,072
MarketAxess Holdings Inc. (1) (2)	133,241	1,812,078
Marlin Business Services Corp. (2)	37,484	863,631
Metris Companies Inc. (2)	338,747	4,955,869
Nasdaq Stock Market Inc. (The) (2)	258,517	6,553,406
National Financial Partners Corp. (1)	204,370	9,225,262
Ocwen Financial Corp. (1) (2)	198,623	1,378,444
optionsXpress Holdings Inc. (1)	119,484	2,274,975
Piper Jaffray Companies Inc. (2)	119,378	3,564,627
Portfolio Recovery Associates Inc. (1) (2)	90,155	3,892,893
Sanders Morris Harris Group Inc. (1)	73,532	1,202,248
Stifel Financial Corp. (2)	48,652	1,746,607
SWS Group Inc.	89,861	1,473,720
TradeStation Group Inc. (1) (2)	115,640	1,172,590
United PanAm Financial Corp. (2)	29,074	725,978
Waddell & Reed Financial Inc. Class A (1)	441,100	8,539,696
World Acceptance Corp. (2)	110,675	2,812,252

		123,229,231
ELECTRIC—1.65%
ALLETE Inc.	146,824	6,726,007
Aquila Inc. (2)	2,169,474	8,591,117
Avista Corp.	280,861	5,448,703
Black Hills Corp. (1)	188,567	8,178,151
Calpine Corp. (1) (2)	3,290,973	8,523,620
Central Vermont Public Service Corp.	71,130	1,244,775
CH Energy Group Inc. (1)	91,688	4,353,346
Cleco Corp.	289,012	6,814,903
Duquesne Light Holdings Inc. (1)	449,261	7,731,782
El Paso Electric Co. (2)	276,427	5,763,503
Empire District Electric Co. (The) (1)	149,326	3,415,086
IDACORP Inc. (1)	244,453	7,365,369
ITC Holdings Corp.	73,180	2,120,756
MGE Energy Inc. (1)	118,385	4,322,236
NorthWestern Corp.	206,260	6,226,989
Ormat Technologies Inc.	41,811	925,277
Otter Tail Corp. (1)	168,841	5,223,941
Pike Electric Corp. (2)	76,486	1,432,583
Sierra Pacific Resources Corp. (2)	681,360	10,118,196
UIL Holdings Corp. (1)	84,767	4,434,162
UniSource Energy Corp.	200,165	6,653,485

		115,613,987

ELECTRICAL COMPONENTS & EQUIPMENT—0.78%
Advanced Energy Industries Inc. (2)	159,292	1,713,982
American Superconductor Corp. (1) (2)	184,992	1,914,667
Artesyn Technologies Inc. (1) (2)	216,437	2,012,864
Belden CDT Inc. (1)	272,785	5,300,213
C&D Technologies Inc.	148,795	1,400,161
China Energy Savings Technology Inc. (1) (2)	7,972	47,912
Color Kinetics Inc. (2)	75,620	1,134,300
Encore Wire Corp. (2)	92,573	1,505,237
Energy Conversion Devices Inc. (2)	116,837	5,243,645
EnerSys (2)	268,163	4,068,033
General Cable Corp. (1) (2)	230,028	3,864,470
GrafTech International Ltd. (1) (2)	564,250	3,063,877
Greatbatch Inc. (1) (2)	125,747	3,450,498
Intermagnetics General Corp. (2)	163,143	4,558,215
Littelfuse Inc. (1) (2)	130,157	3,661,316
Medis Technologies Ltd. (1) (2)	86,087	1,545,262
Powell Industries Inc. (2)	39,426	863,035
Power-One Inc. (2)	435,372	2,411,961
Superior Essex Inc. (2)	100,117	1,803,107
Ultralife Batteries Inc. (1) (2)	83,703	1,081,443
Universal Display Corp. (1) (2)	135,468	1,510,468
Valence Technology Inc. (1) (2)	251,708	682,129
Vicor Corp.	111,190	1,684,528

		54,521,323
ELECTRONICS—2.20%
American Science & Engineering Inc. (2)	47,685	3,127,659
Analogic Corp.	79,322	3,998,622
Badger Meter Inc.	32,870	1,293,106
Bei Technologies Inc.	72,116	2,523,339
Bel Fuse Inc. Class B (1)	66,956	2,439,207
Benchmark Electronics Inc. (1) (2)	241,461	7,272,805
Brady Corp. Class A	238,800	7,388,472
Checkpoint Systems Inc. (2)	219,092	5,196,862
Cogent Inc. (1) (2)	138,397	3,286,929
Coherent Inc. (1) (2)	178,283	5,220,126
CTS Corp. (1)	212,406	2,570,113
Cubic Corp. (1)	90,188	1,544,019
Cymer Inc. (2)	210,126	6,581,146
Daktronics Inc. (1)	86,579	2,076,164
Dionex Corp. (1) (2)	117,528	6,375,894
Electro Scientific Industries Inc. (1) (2)	166,401	3,720,726
Excel Technology Inc. (1) (2)	70,702	1,816,334
Fargo Electronics (2)	73,328	1,281,040
FARO Technologies Inc. (1) (2)	66,372	1,293,590
FEI Co. (1) (2)	138,981	2,675,384
Identix Inc. (1) (2)	519,534	2,441,810
II-VI Inc. (2)	134,655	2,388,780
International DisplayWorks Inc. (1) (2)	185,992	1,104,792
Ionatron Inc. (1) (2)	139,423	1,405,384
Itron Inc. (2)	135,334	6,179,350
Keithley Instruments Inc.	73,859	1,078,341
KEMET Corp. (2)	500,584	4,194,894
LaBarge Inc. (2)	58,545	756,401
LeCroy Corp. (2)	71,474	1,061,389
Lo-Jack Corp. (2)	98,964	2,092,099
Measurements Specialties Inc. (2)	69,157	1,466,128
Methode Electronics Inc.	210,154	2,420,974
Metrologic Instruments Inc. (1) (2)	69,428	1,262,895
Molecular Devices Corp. (1) (2)	98,773	2,063,368
Multi-Fineline Electronix Inc. (2)	46,239	1,353,416

OSI Systems Inc. (1) (2)	88,281	1,394,840
Park Electrochemical Corp.	115,530	3,078,875
Paxar Corp. (2)	204,535	3,446,415
Photon Dynamics Inc. (1) (2)	98,809	1,892,192
Plexus Corp. (1) (2)	252,659	4,317,942
Rofin-Sinar Technologies Inc. (2)	87,846	3,337,270
Rogers Corp. (1) (2)	95,091	3,680,022
Sonic Solutions Inc. (1) (2)	140,880	3,028,920
Spatialight Inc. (1) (2)	168,144	738,152
Sypris Solutions Inc.	51,218	550,081
Taser International Inc. (1) (2)	356,764	2,201,234
Technitrol Inc.	235,871	3,613,544
TTM Technologies Inc. (2)	241,898	1,729,571
Varian Inc. (2)	185,626	6,370,684
Viisage Technology Inc. (1) (2)	187,615	778,602
Watts Water Technologies Inc. Class A (1)	144,735	4,175,605
Woodward Governor Co.	57,289	4,872,429
X-Rite Inc. (1)	121,886	1,511,386

		153,669,322
ENERGY - ALTERNATE SOURCES—0.50%
Covanta Holding Corp. (2)	630,405	8,466,339
Evergreen Solar Inc. (1) (2)	228,037	2,127,585
FuelCell Energy Inc. (1) (2)	281,176	3,084,501
Headwaters Inc. (1) (2)	239,645	8,962,723
KFx Inc. (1) (2)	340,555	5,830,302
Pacific Ethanol Inc. (1) (2)	18,310	188,959
Plug Power Inc. (1) (2)	289,716	1,970,069
Quantum Fuel Systems Technologies Worldwide Inc. (1) (2)	261,366	1,071,601
Syntroleum Corp. (2)	225,881	3,288,827

		34,990,906
ENGINEERING & CONSTRUCTION—0.78%
Dycom Industries Inc. (2)	282,707	5,716,336
EMCOR Group Inc. (1) (2)	88,894	5,271,414
Granite Construction Inc. (1)	200,587	7,670,447
Infrasource Services Inc. (2)	74,193	1,079,508
Insituform Technologies Inc. Class A (1) (2)	156,339	2,703,101
Layne Christensen Co. (2)	56,045	1,319,860
Perini Corp. (1) (2)	112,775	2,052,505
Shaw Group Inc. (The) (1) (2)	449,650	11,088,369
URS Corp. (2)	236,541	9,553,891
Washington Group International Inc. (1) (2)	150,826	8,128,013

		54,583,444
ENTERTAINMENT—0.78%
Alliance Gaming Corp. (2)	295,498	3,206,153
Argosy Gaming Co. (2)	171,448	8,056,342
Bluegreen Corp. (1) (2)	121,324	2,141,369
Carmike Cinemas Inc.	70,954	1,627,685
Churchill Downs Inc. (1)	45,283	1,599,396
Dover Downs Gaming & Entertainment Inc.	55,123	749,673
Dover Motorsports Inc.	98,761	675,525
Great Wolf Resorts Inc. (2)	148,744	1,538,013
Isle of Capri Casinos Inc. (1) (2)	81,467	1,741,764
Macrovision Corp. (2)	292,143	5,579,931
Magna Entertainment Corp. Class A (1) (2)	215,880	1,437,761
Mikohn Gaming Corp. (2)	139,833	1,858,381
Pinnacle Entertainment Inc. (1) (2)	235,732	4,320,968
Shuffle Master Inc. (1) (2)	205,773	5,438,580
Six Flags Inc. (1) (2)	538,747	3,873,591
Speedway Motorsports Inc.	89,545	3,253,170

Steinway Musical Instruments Inc. (2)	41,283	1,087,807
Sunterra Corp. (2)	114,150	1,498,789
Vail Resorts Inc. (2)	178,092	5,120,145

		54,805,043
ENVIRONMENTAL CONTROL—0.59%
Aleris International Inc. (2)	178,985	4,913,138
American Ecology Corp.	69,545	1,364,473
Calgon Carbon Corp.	195,606	1,545,287
Casella Waste Systems Inc. Class A (2)	111,397	1,462,643
Clean Harbors Inc. (2)	88,295	2,997,615
Darling International Inc. (2)	368,009	1,299,072
Duratek Inc. (2)	81,658	1,492,708
Metal Management Inc.	125,630	3,184,720
Mine Safety Appliances Co. (1)	167,134	6,468,086
Tetra Tech Inc. (1) (2)	304,521	5,122,043
Waste Connections Inc. (1) (2)	271,303	9,517,309
Waste Holdings Inc.	33,846	450,152
Waste Services Inc. (2)	367,549	1,359,931

		41,177,177
FOOD—1.42%
American Italian Pasta Co. Class A (1)	108,410	1,155,651
Arden Group Inc. Class A	7,957	598,844
Chiquita Brands International Inc. (1)	241,570	6,751,881
Corn Products International Inc. (1)	435,661	8,787,282
Diamond Foods Inc. (2)	32,691	559,016
Flowers Foods Inc.	290,446	7,923,367
Gold Kist Inc. (2)	298,264	5,831,061
Great Atlantic & Pacific Tea Co. (2)	101,026	2,865,097
Hain Celestial Group Inc. (1) (2)	170,208	3,302,035
Ingles Markets Inc. Class A	64,826	1,024,251
J&J Snack Foods Corp.	36,649	2,118,312
Lance Inc.	174,066	3,039,192
M&F Worldwide Corp. (2)	61,728	959,870
Nash Finch Co.	73,862	3,116,238
Pathmark Stores Inc. (2)	287,339	3,238,311
Performance Food Group Co. (1) (2)	272,139	8,588,707
Premium Standard Farms Inc.	54,761	811,558
Ralcorp Holdings Inc.	171,730	7,198,922
Ruddick Corp. (1)	197,815	4,559,636
Sanderson Farms Inc. (1)	103,536	3,847,398
Sanfilippo (John B.) & Son Inc. (2)	45,864	802,620
Seaboard Corp. (1)	2,041	2,802,293
Spartan Stores Inc. (2)	119,679	1,232,694
Tootsie Roll Industries Inc. (1)	144,626	4,591,875
United Natural Foods Inc. (1) (2)	236,777	8,372,435
Weis Markets Inc.	82,249	3,290,782
Wild Oats Markets Inc. (1) (2)	167,102	2,148,932

		99,518,260
FOREST PRODUCTS & PAPER—0.65%
Bowater Inc.	324,054	9,161,007
Buckeye Technologies Inc. (2)	180,479	1,465,489
Caraustar Industries Inc. (1) (2)	168,482	1,849,932
Deltic Timber Corp.	58,422	2,690,333
Glatfelter Co. (1)	254,412	3,584,665
Longview Fibre Co.	295,792	5,764,986
Mercer International Inc. (1) (2)	166,016	1,372,952
Neenah Paper Inc.	85,957	2,518,540
Potlatch Corp.	167,891	8,750,479
Rock-Tenn Co. Class A	170,284	2,571,288
Schweitzer-Mauduit International Inc.	87,679	1,956,995

Wausau Paper Corp.	247,653	3,098,139
Xerium Technologies Inc.	77,685	891,824

		45,676,629
GAS—0.84%
Cascade Natural Gas Corp.	66,628	1,450,492
EnergySouth Inc.	39,586	1,092,178
Laclede Group Inc. (The)	122,180	3,969,628
New Jersey Resources Corp. (1)	158,938	7,307,969
Nicor Inc. (1)	255,798	10,751,190
Northwest Natural Gas Co. (1)	159,563	5,938,935
Peoples Energy Corp. (1)	220,292	8,675,099
South Jersey Industries Inc. (1)	161,826	4,715,610
Southwest Gas Corp.	217,866	5,967,350
WGL Holdings Inc. (1)	282,162	9,065,865

		58,934,316
HAND & MACHINE TOOLS—0.49%
Baldor Electric Co. (1)	192,886	4,889,660
Franklin Electric Co. Inc. (1)	128,665	5,325,444
Kennametal Inc.	219,985	10,788,064
Lincoln Electric Holdings Inc. (1)	212,600	8,376,440
Regal-Beloit Corp. (1)	142,497	4,622,603

		34,002,211
HEALTH CARE - PRODUCTS—3.55%
Abaxis Inc. (2)	116,080	1,514,844
ABIOMED Inc. (2)	109,837	1,106,059
Adeza Biomedical Corp. (2)	23,872	415,612
Advanced Neuromodulation Systems Inc. (1) (2)	114,852	5,450,876
Align Technology Inc. (1) (2)	358,561	2,409,530
American Medical Systems Holdings Inc. (2)	400,146	8,062,942
AngioDynamics Inc. (2)	13,149	276,129
Animas Corp. (2)	71,196	1,117,777
Arrow International Inc.	122,453	3,453,175
ArthroCare Corp. (1) (2)	140,384	5,646,244
Aspect Medical Systems Inc. (1) (2)	93,993	2,785,013
Biosite Inc. (1) (2)	97,841	6,052,444
Bruker BioSciences Corp. (2)	216,585	948,642
Caliper Life Sciences Inc. (2)	158,319	1,112,983
Candela Corp. (1) (2)	129,978	1,276,384
Cantel Medical Corp. (2)	65,223	1,372,292
Cepheid Inc. (1) (2)	248,279	1,834,782
CONMED Corp. (2)	170,068	4,741,496
Cyberonics Inc. (1) (2)	123,126	3,674,080
Datascope Corp.	68,467	2,123,846
DexCom Inc. (2)	27,231	316,424
Diagnostic Products Corp. (1)	132,273	6,974,755
DJ Orthopedics Inc. (1) (2)	126,201	3,652,257
Encore Medical Corp. (2)	233,427	1,097,107
EPIX Pharmaceuticals Inc. (1) (2)	134,647	1,036,782
ev3 Inc. (2)	54,283	1,017,806
FoxHollow Technologies Inc. (1) (2)	80,339	3,824,940
Haemonetics Corp. (2)	149,960	7,127,599
HealthTronics Inc. (2)	198,014	1,972,219
Hologic Inc. (1) (2)	126,217	7,289,032
ICU Medical Inc. (2)	79,871	2,297,090
Immucor Inc. (2)	263,229	7,223,004
IntraLase Corp. (1) (2)	75,409	1,109,266
Intuitive Surgical Inc. (1) (2)	201,430	14,762,805
Invacare Corp. (1)	176,688	7,362,589
Inverness Medical Innovations Inc. (1) (2)	116,365	3,087,163
IRIS International Inc. (2)	95,078	1,753,238

Kensey Nash Corp. (1) (2)	54,333	1,665,850
Kyphon Inc. (1) (2)	168,404	7,399,672
Laserscope (1) (2)	114,867	3,236,952
LCA-Vision Inc. (1)	118,401	4,395,045
Lifeline Systems Inc. (2)	71,136	2,378,076
Luminex Corp. (2)	147,061	1,476,492
Mentor Corp. (1)	186,689	10,269,762
Merge Technologies Inc. (2)	101,070	1,727,286
Meridian Bioscience Inc.	105,364	2,181,035
Merit Medical Systems Inc. (1) (2)	153,680	2,726,283
Micro Therapeutics Inc. (2)	61,619	344,450
Neurometrix Inc. (2)	33,301	991,371
NuVasive Inc. (2)	88,103	1,651,050
Oakley Inc. (1)	140,508	2,436,409
Occulogix Inc. (1) (2)	68,130	435,351
OraSure Technologies Inc. (1) (2)	258,216	2,434,977
Palomar Medical Technologies Inc. (1) (2)	98,452	2,582,396
PolyMedica Corp.	140,297	4,901,977
PSS World Medical Inc. (1) (2)	376,402	5,021,203
Somanetics Corp. (2)	58,912	1,472,800
SonoSite Inc. (2)	89,720	2,662,890
Stereotaxis Inc. (2)	82,072	608,154
Steris Corp.	401,558	9,553,065
SurModics Inc. (1) (2)	87,820	3,397,756
Sybron Dental Specialties Inc. (2)	232,334	9,660,448
Symmetry Medical Inc. (2)	48,285	1,144,354
ThermoGenesis Corp. (2)	265,315	1,406,169
Thoratec Corp. (1) (2)	280,644	4,984,237
TriPath Imaging Inc. (1) (2)	173,986	1,228,341
Ventana Medical Systems Inc. (1) (2)	180,448	6,869,655
Viasys Healthcare Inc. (2)	180,477	4,510,120
Vital Images Inc. (1) (2)	71,204	1,585,001
Vital Sign Inc.	31,680	1,460,131
VNUS Medical Technologies Inc. (1) (2)	29,704	309,516
West Pharmaceutical Services Inc.	180,029	5,341,460
Wright Medical Group Inc. (1) (2)	167,950	4,145,006
Young Innovations Inc.	27,431	1,038,538
Zoll Medical Corp. (2)	56,169	1,474,436

		248,386,940
HEALTH CARE - SERVICES—1.94%
Alliance Imaging Inc. (2)	79,866	682,854
Allied Healthcare International Inc. (2)	179,423	1,013,740
Amedisys Inc. (1) (2)	89,971	3,508,869
America Service Group Inc. (2)	63,005	1,045,253
American Dental Partners Inc. (1) (2)	46,183	1,566,527
American Healthways Inc. (1) (2)	192,155	8,147,372
American Retirement Corp. (2)	160,185	3,016,284
AmSurg Corp. (1) (2)	171,493	4,692,048
Apria Healthcare Group Inc. (1) (2)	284,145	9,067,067
Beverly Enterprises Inc. (1) (2)	634,329	7,770,530
Bio-Reference Laboratories Inc. (1) (2)	58,756	1,015,891
Centene Corp. (1) (2)	242,225	6,062,892
Genesis HealthCare Corp. (1) (2)	114,736	4,626,156
Gentiva Health Services Inc. (2)	136,275	2,469,303
Horizon Health Corp. (2)	60,970	1,656,555
Kindred Healthcare Inc. (2)	164,849	4,912,500
LabOne Inc. (2)	101,654	4,421,949
LHC Group Inc. (2)	25,637	396,092
Magellan Health Services Inc. (2)	155,981	5,482,732
Matria Healthcare Inc. (2)	118,796	4,484,549
MedCath Corp. (2)	42,286	1,004,292
Molina Healthcare Inc. (2)	64,401	1,609,381

National Healthcare Corp.	36,955	1,293,425
OCA Inc. (1) (2)	212,488	318,732
Odyssey Healthcare Inc. (1) (2)	199,542	3,386,228
Option Care Inc. (1)	126,793	1,856,250
PainCare Holdings Inc. (2)	255,708	958,905
Pediatrix Medical Group Inc. (2)	132,716	10,195,243
Psychiatric Solutions Inc. (2)	147,033	7,973,600
Radiation Therapy Services Inc. (2)	64,689	2,060,992
RehabCare Group Inc. (2)	98,126	2,013,546
Res-Care Inc. (2)	118,207	1,819,206
Specialty Laboratories Inc. (2)	44,184	584,554
Sunrise Senior Living Inc. (1) (2)	95,868	6,398,230
Symbion Inc. (2)	100,978	2,612,301
U.S. Physical Therapy Inc. (2)	69,031	1,253,603
United Surgical Partners International Inc. (1) (2)	250,593	9,800,692
VistaCare Inc. Class A (2)	64,538	933,865
Wellcare Health Plans Inc. (2)	107,699	3,990,248

		136,102,456
HOLDING COMPANIES - DIVERSIFIED—0.17%
Resource America Inc. Class A	92,254	1,635,663
Walter Industries Inc. (1)	210,061	10,276,184

		11,911,847
HOME BUILDERS—0.73%
Brookfield Homes Corp.	84,832	4,710,721
Champion Enterprises Inc. (1) (2)	440,344	6,508,284
Coachmen Industries Inc.	82,135	943,731
Comstock Homebuilding Companies Inc. Class A (2)	29,567	588,975
Fleetwood Enterprises Inc. (1) (2)	323,782	3,982,519
Levitt Corp. Class A (1)	96,011	2,202,492
M/I Homes Inc.	71,854	3,898,798
Monaco Coach Corp. (1)	151,952	2,239,772
Orleans Homebuilders Inc. (1)	23,575	580,888
Palm Harbor Homes Inc. (1) (2)	55,052	1,069,660
Skyline Corp.	39,668	1,612,108
Technical Olympic USA Inc.	90,427	2,365,570
Thor Industries Inc. (1)	200,267	6,809,078
WCI Communities Inc. (1) (2)	201,013	5,702,739
William Lyon Homes Inc. (1) (2)	14,229	2,208,341
Winnebago Industries Inc. (1)	193,300	5,599,901

		51,023,577
HOME FURNISHINGS—0.54%
American Woodmark Corp. (1)	65,383	2,196,869
Audiovox Corp. Class A (2)	100,394	1,403,508
Bassett Furniture Industries Inc.	60,943	1,134,759
DTS Inc. (2)	101,210	1,704,376
Ethan Allen Interiors Inc. (1)	202,187	6,338,562
Furniture Brands International Inc. (1)	283,856	5,117,924
Hooker Furniture Corp.	60,714	1,009,067
Kimball International Inc. Class B	130,559	1,578,458
La-Z-Boy Inc. (1)	301,862	3,981,560
Maytag Corp.	461,783	8,432,158
Stanley Furniture Co. Inc. (1)	75,085	1,966,476
TiVo Inc. (1) (2)	333,511	1,830,975
Universal Electronics Inc. (1) (2)	78,010	1,348,793

		38,043,485

HOUSEHOLD PRODUCTS & WARES—0.91%
Blyth Inc. (1)	154,568	3,445,321
Central Garden & Pet Co. (2)	112,170	5,075,692
CNS Inc.	81,740	2,130,962
CSS Industries Inc.	34,858	1,133,582
Ennis Inc.	146,868	2,467,382
Fossil Inc. (1) (2)	280,241	5,097,584
Harland (John H.) Co.	159,103	7,064,173
Jarden Corp. (1) (2)	313,633	12,880,907
Playtex Products Inc. (1) (2)	233,689	2,570,579
Prestige Brands Holdings Inc. (2)	163,400	2,013,088
Russ Berrie & Co. Inc. (1)	69,553	982,088
Standard Register Co. (The)	98,726	1,475,954
Tupperware Corp. (1)	307,518	7,005,260
Water Pik Technologies Inc. (2)	71,306	1,447,512
WD-40 Co. (1)	96,342	2,554,026
Yankee Candle Co. Inc. (The)	262,979	6,442,985

		63,787,095
HOUSEWARES—0.05%
Libbey Inc.	81,567	1,239,818
Lifetime Brands Inc.	41,803	1,121,993
National Presto Industries Inc.	27,372	1,171,795

		3,533,606
INSURANCE—2.28%
Affirmative Insurance Holdings Inc.	48,887	711,795
Alfa Corp.	189,640	3,163,195
American Equity Investment Life Holding Co. (1)	189,686	2,152,936
American Physicians Capital Inc. (2)	42,527	2,089,352
Argonaut Group Inc. (1) (2)	162,166	4,380,104
Baldwin & Lyons Inc. Class B	43,728	1,094,512
Bristol West Holdings Inc. (1)	100,660	1,837,045
Ceres Group Inc. (2)	200,011	1,126,062
Citizens Inc. (1) (2)	181,381	1,164,466
CNA Surety Corp. (2)	90,437	1,286,014
Crawford & Co. Class B	134,869	1,056,024
Delphi Financial Group Inc. Class A (1)	161,454	7,556,047
Direct General Corp. (1)	92,335	1,821,770
Donegal Group Inc. Class A (1)	54,718	1,187,381
EMC Insurance Group Inc.	36,205	653,500
Enstar Group Inc. (1) (2)	18,859	1,223,761
FBL Financial Group Inc. Class A	75,353	2,256,822
First Acceptance Corp. (2)	98,531	996,148
FPIC Insurance Group Inc. (2)	58,931	2,120,927
Great American Financial Resources Inc.	50,088	1,001,760
Harleysville Group Inc.	77,439	1,858,536
Hilb, Rogal & Hobbs Co. (1)	185,706	6,930,548
Horace Mann Educators Corp. (1)	249,724	4,939,541
Independence Holding Co.	27,012	491,618
Infinity Property & Casualty Corp.	119,736	4,201,536
James River Group Inc. (2)	24,058	423,421
Kansas City Life Insurance Co.	21,186	1,084,088
KMG America Corp. (2)	122,277	978,216
LandAmerica Financial Group Inc. (1)	104,777	6,773,833
Midland Co. (The)	62,601	2,255,514
National Interstate Corp.	25,815	446,599
National Western Life Insurance Co. Class A (2)	13,015	2,749,419
Navigators Group Inc. (The) (1) (2)	51,913	1,937,393
Odyssey Re Holdings Corp. (1)	69,024	1,762,873
Ohio Casualty Corp. (1)	362,966	9,843,638
Phoenix Companies Inc. (1)	550,339	6,714,136
PMA Capital Corp. Class A (1) (2)	186,710	1,639,314
Presidential Life Corp. (1)	119,665	2,153,970
ProAssurance Corp. (2)	162,019	7,561,427
Republic Companies Group Inc.	32,149	407,006

RLI Corp.	130,486	6,036,282
Safety Insurance Group Inc.	67,230	2,392,716
SeaBright Insurance Holdings (2)	46,505	601,775
Selective Insurance Group Inc. (1)	164,322	8,035,346
State Auto Financial Corp.	81,561	2,580,590
Stewart Information Services Corp.	98,862	5,061,734
Tower Group Inc.	96,518	1,459,352
Triad Guaranty Inc. (2)	51,964	2,038,028
21st Century Insurance Group (1)	187,821	2,995,745
U.S.I. Holdings Corp. (1) (2)	264,462	3,435,361
UICI	204,223	7,352,028
United Fire & Casualty Co. (1)	98,394	4,438,553
Universal American Financial Corp. (2)	151,367	3,442,086
Zenith National Insurance Corp.	92,204	5,780,269

		159,682,112
INTERNET—3.52%
Agile Software Corp. (1) (2)	307,696	2,206,180
Alloy Inc. (1) (2)	205,603	995,119
Applied Digital Solutions Inc. (1) (2)	360,773	1,028,203
aQuantive Inc. (1) (2)	328,134	6,605,337
Arbinet-thexchange Inc. (2)	38,170	274,824
Ariba Inc. (2)	386,597	2,203,603
AsiaInfo Holdings Inc. (2)	191,591	929,216
Audible Inc. (1) (2)	140,520	1,726,991
autobytel.com Inc. (2)	241,099	1,207,906
Avocent Corp. (2)	287,783	9,105,454
Blue Coat Systems Inc. (2)	60,940	2,649,671
Blue Nile Inc. (1) (2)	85,966	2,719,964
Click Commerce Inc. (1) (2)	48,036	880,500
CMGI Inc. (2)	2,792,023	4,662,678
CNET Networks Inc. (1) (2)	750,023	10,177,812
Cogent Communications Group Inc. (2)	40,740	198,811
CyberSource Corp. (1) (2)	158,432	1,042,483
Digital Insight Corp. (2)	202,766	5,284,082
Digital River Inc. (1) (2)	198,144	6,905,318
Digitas Inc. (1) (2)	516,633	5,868,951
Drugstore.com Inc. (2)	395,366	1,462,854
EarthLink Inc. (2)	740,799	7,926,549
eCollege.com Inc. (1) (2)	103,891	1,543,820
E-LOAN Inc. (2)	315,942	1,323,797
Entrust Inc. (2)	357,718	2,003,221
Equinix Inc. (1) (2)	89,585	3,731,215
eResearch Technology Inc. (1) (2)	293,748	4,168,284
FTD Group Inc. (2)	78,971	817,350
GSI Commerce Inc. (2)	188,474	3,750,633
Harris Interactive Inc. (2)	294,560	1,257,771
HomeStore Inc. (1) (2)	851,998	3,706,191
InfoSpace Inc. (2)	193,141	4,610,276
Intermix Media Inc. (1) (2)	170,370	2,037,625
Internet Capital Group Inc. (2)	221,664	1,952,860
Internet Security Systems Inc. (1) (2)	226,675	5,442,467
Interwoven Inc. (2)	238,476	1,948,349
Ipass Inc. (2)	311,573	1,676,263
iVillage Inc. (1) (2)	273,984	1,989,124
j2 Global Communications Inc. (1) (2)	137,335	5,551,081
Jupitermedia Corp. (1) (2)	117,420	2,079,508
Keynote Systems Inc. (2)	96,080	1,247,118
Lionbridge Technologies Inc. (2)	246,422	1,663,348
MatrixOne Inc. (2)	302,764	1,592,539
Motive Inc. (2)	127,098	805,801
NetBank Inc.	267,044	2,219,136
NetFlix Inc. (1) (2)	213,173	5,540,366

NetRatings Inc. (2)	82,209	1,251,221
NIC Inc. (2)	193,826	1,269,560
Nutri/System Inc. (1) (2)	139,585	3,492,417
1-800 CONTACTS INC. (1) (2)	50,279	942,730
1-800-FLOWERS.COM Inc. (2)	147,017	1,030,589
Online Resources Corp. (2)	122,214	1,293,024
Openwave Systems Inc. (1) (2)	398,843	7,171,197
Opsware Inc. (1) (2)	435,459	2,260,032
Overstock.com Inc. (1) (2)	60,809	2,332,025
Priceline.com Inc. (1) (2)	146,526	2,830,882
ProQuest Co. (1) (2)	146,915	5,318,323
Provide Commerce Inc. (1) (2)	46,275	1,123,094
RealNetworks Inc. (1) (2)	671,635	3,835,036
Redback Networks Inc. (2)	242,035	2,400,987
RightNow Technologies Inc. (2)	63,009	927,492
RSA Security Inc. (1) (2)	414,194	5,264,406
S1 Corp. (2)	411,419	1,608,648
Sapient Corp. (2)	469,757	2,935,981
Secure Computing Corp. (2)	210,155	2,385,259
Sohu.com Inc. (2)	144,749	2,479,550
SonicWALL Inc. (2)	309,611	1,966,030
Stamps.com Inc. (1) (2)	94,801	1,631,525
Stellent Inc. (2)	138,607	1,187,862
SupportSoft Inc. (2)	248,655	1,253,221
Terremark Worldwide Inc. (1) (2)	173,102	759,918
TIBCO Software Inc. (2)	1,250,558	10,454,665
Travelzoo Inc. (1) (2)	20,520	455,339
TriZetto Group Inc. (The) (2)	247,034	3,488,120
United Online Inc.	356,697	4,940,253
ValueClick Inc. (1) (2)	504,654	8,624,537
Vasco Data Security International Inc. (1) (2)	138,707	1,258,072
Verity Inc. (2)	206,786	2,196,067
Vignette Corp. (2)	168,177	2,675,696
WebEx Communications Inc. (1) (2)	191,410	4,691,459
webMethods Inc. (2)	307,849	2,176,492
Websense Inc. (1) (2)	138,453	7,090,178
WebSideStory Inc. (2)	52,234	925,586

		246,648,122
INVESTMENT COMPANIES—0.32%
Apollo Investment Corp.	360,852	7,144,870
Ares Capital Corp.	133,803	2,178,313
Capital Southwest Corp.	15,926	1,356,417
Gladstone Capital Corp. (1)	65,112	1,468,276
Gladstone Investment Corp.	93,748	1,376,221
Harris & Harris Group Inc. (1) (2)	99,198	1,101,098
MCG Capital Corp. (1)	289,464	4,883,258
NGP Capital Resources Co.	100,827	1,518,455
Technology Investment Capital Corp. (1)	77,389	1,221,972

		22,248,880
IRON & STEEL—0.93%
AK Steel Holding Corp. (1) (2)	638,387	5,470,977
Carpenter Technology Corp.	142,513	8,352,687
Chaparral Steel (2)	132,267	3,335,774
Cleveland-Cliffs Inc. (1)	126,776	11,043,457
Gibraltar Industries Inc. (1)	140,384	3,210,582
Oregon Steel Mills Inc. (2)	206,217	5,753,454
Reliance Steel & Aluminum Co.	166,265	8,800,406
Roanoke Electric Steel Corp.	65,362	1,309,201
Ryerson Tull Inc. (1)	145,142	3,091,525
Schnitzer Steel Industries Inc. Class A (1)	126,594	4,123,167
Steel Dynamics Inc. (1)	234,036	7,947,863

Steel Technologies Inc. (1)	64,848	1,681,509
Wheeling-Pittsburgh Corp. (2)	50,610	846,705

		64,967,307
LEISURE TIME—0.43%
Ambassadors Group Inc.	97,308	2,169,968
Arctic Cat Inc.	79,676	1,636,545
Callaway Golf Co.	441,887	6,668,075
Escalade Inc.	45,823	607,155
K2 Inc. (1) (2)	276,676	3,154,106
Life Time Fitness Inc. (2)	135,427	4,488,051
Marine Products Corp.	75,490	832,655
Multimedia Games Inc. (1) (2)	160,774	1,561,116
Nautilus Inc. (1)	192,678	4,252,403
Pegasus Solutions Inc. (1) (2)	119,893	1,076,639
WMS Industries Inc. (1) (2)	123,190	3,465,335

		29,912,048
LODGING—0.53%
Ameristar Casinos Inc.	142,302	2,965,574
Aztar Corp. (1) (2)	201,684	6,213,884
Gaylord Entertainment Co. (2)	232,621	11,084,391
La Quinta Corp. (2)	1,169,483	10,162,807
Lodgian Inc. (2)	144,108	1,477,107
Marcus Corp.	117,169	2,348,067
Monarch Casino & Resort Inc. (2)	54,135	919,754
MTR Gaming Group Inc. (2)	137,777	1,103,594
Riviera Holdings Corp. (2)	49,677	1,101,836

		37,377,014
MACHINERY—2.02%
AGCO Corp. (1) (2)	523,997	9,536,745
Alamo Group Inc.	35,693	707,435
Albany International Corp. Class A	164,921	6,080,637
Applied Industrial Technologies Inc.	174,052	6,244,986
Astec Industries Inc. (2)	90,836	2,578,834
Briggs & Stratton Corp.	299,001	10,342,445
Bucyrus International Inc. Class A (1)	117,700	5,782,601
Cascade Corp.	71,071	3,461,158
Cognex Corp.	239,985	7,216,349
Flowserve Corp. (1) (2)	320,367	11,645,340
Gardner Denver Inc. (1) (2)	146,071	6,514,767
Gehl Corp. (2)	67,006	1,867,457
Global Power Equipment Group Inc. (1) (2)	209,588	1,494,362
Gorman-Rupp Co. (The)	52,853	1,271,115
Intevac Inc. (2)	119,881	1,235,973
JLG Industries Inc. (1)	295,427	10,809,674
Kadant Inc. (2)	81,456	1,634,007
Lindsay Manufacturing Co. (1)	67,172	1,478,456
Manitowoc Co. Inc. (The) (1)	174,318	8,759,479
Middleby Corp. (The) (1) (2)	29,457	2,135,632
NACCO Industries Inc.	30,209	3,457,420
Nordson Corp.	144,281	5,487,006
Presstek Inc. (1) (2)	168,845	2,191,608
Robbins & Myers Inc. (1)	67,318	1,513,309
Sauer-Danfoss Inc.	58,519	1,170,380
Stewart & Stevenson Services Inc.	168,367	4,015,553
Tecumseh Products Co. Class A	96,349	2,073,430
Tennant Co.	45,860	1,879,343
TurboChef Technologies Inc. (1) (2)	73,589	1,147,253
Unova Inc. (1) (2)	283,932	9,931,941
Wabtec Corp.	271,382	7,403,301

		141,067,996

MANUFACTURING—1.69%
Actuant Corp. Class A (1)	154,998	7,253,906
Acuity Brands Inc. (1)	255,658	7,585,373
Ameron International Corp.	48,924	2,270,074
Applied Films Corp. (1) (2)	86,026	1,806,546
Barnes Group Inc.	100,842	3,616,194
Blount International Inc. (2)	172,379	3,040,766
Ceradyne Inc. (1) (2)	142,582	5,229,908
CLARCOR Inc. (1)	298,526	8,573,667
Crane Co.	299,972	8,921,167
EnPro Industries Inc. (2)	121,765	4,102,263
ESCO Technologies Inc. (2)	147,239	7,372,257
Federal Signal Corp. (1)	281,697	4,814,202
Flanders Corp. (1) (2)	75,906	921,499
FreightCar America Inc.	48,563	1,980,399
Griffon Corp. (1) (2)	169,684	4,174,226
Hexcel Corp. (1) (2)	339,275	6,205,340
Jacuzzi Brands Inc. (1) (2)	443,711	3,576,311
Lancaster Colony Corp.	149,679	6,436,197
Matthews International Corp. Class A (1)	185,087	6,994,438
Myers Industries Inc.	154,106	1,793,794
Raven Industries Inc. (1)	90,352	2,642,796
Reddy Ice Holdings Inc.	57,453	1,178,361
Smith (A.O.) Corp. (1)	98,021	2,793,598
Standex International Corp.	71,283	1,876,881
Sturm Ruger & Co. Inc.	121,971	1,122,133
Tredegar Corp.	167,605	2,180,541
Trinity Industries Inc. (1)	238,101	9,640,709

		118,103,546
MEDIA—1.66%
Beasley Broadcast Group Inc. Class A (2)	42,720	600,216
Charter Communications Inc. Class A (1) (2)	1,796,917	2,695,375
Citadel Broadcasting Corp. (2)	255,804	3,512,189
Courier Corp. (1)	56,923	2,128,920
Cox Radio Inc. Class A (1) (2)	223,932	3,403,766
Crown Media Holdings Inc. (1) (2)	84,523	925,527
Cumulus Media Inc. Class A (1) (2)	331,400	4,139,186
Emmis Communications Corp. (2)	185,045	4,087,644
Entercom Communications Corp. (2)	208,793	6,595,771
Entravision Communications Corp. (2)	445,998	3,510,004
Fisher Communications Inc. (2)	38,152	1,776,357
4Kids Entertainment Inc. (1) (2)	77,411	1,346,177
Gemstar-TV Guide International Inc. (2)	1,431,143	4,236,183
Gray Television Inc.	252,396	2,672,874
Hollinger International Inc.	344,209	3,373,248
Insight Communications Co. Inc. (2)	290,268	3,375,817
Journal Communications Inc. Class A	161,363	2,404,309
Journal Register Co. (1)	241,439	3,906,483
Liberty Corp.	89,745	4,208,143
Lin TV Corp. Class A (1) (2)	158,566	2,211,996
LodgeNet Entertainment Corp. (2)	94,696	1,394,872
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	129,797	3,247,521
Media General Inc. Class A	124,557	7,225,552
Mediacom Communications Corp. (1) (2)	356,504	2,631,000
Nelson (Thomas) Inc.	67,211	1,260,878
Outdoor Channel Holdings Inc. (2)	44,072	650,503
Playboy Enterprises Inc. Class B (2)	119,969	1,691,563
Primedia Inc. (1) (2)	859,328	3,514,652
Radio One Inc. Class D (2)	484,482	6,370,938
Readers Digest Association Inc. (The) (1)	577,038	9,215,297
Regent Communications Inc. (1) (2)	204,691	1,076,675

Saga Communications Inc. (2)	98,620	1,311,646
Salem Communications Corp. Class A (2)	69,057	1,273,411
Scholastic Corp. (1) (2)	190,674	7,047,311
Sinclair Broadcast Group Inc. Class A (1)	254,055	2,253,468
Spanish Broadcasting System Inc. Class A (1) (2)	222,229	1,595,604
Value Line Inc.	8,024	314,059
World Wrestling Entertainment Inc.	117,766	1,530,958
WorldSpace Inc. Class A (2)	66,476	936,647
WPT Enterprises Inc. (1) (2)	33,438	294,923

		115,947,663
METAL FABRICATE & HARDWARE—0.86%
Castle (A.M.) & Co. (2)	60,836	1,064,630
CIRCOR International Inc.	90,338	2,479,778
Commercial Metals Co.	350,441	11,823,879
Dynamic Materials Corp. (1)	16,001	702,444
Earle M Jorgensen Co. (2)	105,102	1,001,622
Kaydon Corp. (1)	163,845	4,654,836
Lawson Products Inc.	26,808	984,390
Metals USA Inc. (2)	117,178	2,397,462
Mueller Industries Inc.	211,947	5,885,768
NN Inc.	99,297	1,190,571
NS Group Inc. (1) (2)	128,674	5,050,454
Omega Flex Inc. (2)	18,341	293,273
Quanex Corp. (1)	145,351	9,625,143
RBC Bearings Inc. (2)	47,491	757,481
Sun Hydraulics Corp.	39,455	958,756
Valmont Industries Inc.	100,284	2,944,338
Worthington Industries Inc. (1)	401,256	8,438,414

		60,253,239
MINING—0.55%
AMCOL International Corp. (1)	126,008	2,402,973
Brush Engineered Materials Inc. (2)	110,924	1,761,473
Century Aluminum Co. (1) (2)	132,366	2,975,588
Charles & Colvard Ltd. (1)	70,676	1,764,073
Coeur d’Alene Mines Corp. (1) (2)	1,396,321	5,906,438
Compass Minerals International Inc. (1)	117,350	2,699,050
Hecla Mining Co. (1) (2)	684,599	2,998,544
Royal Gold Inc. (1)	108,416	2,913,138
RTI International Metals Inc. (2)	128,346	5,050,415
Stillwater Mining Co. (1) (2)	235,417	2,154,066
Titanium Metals Corp. (1) (2)	65,984	2,610,327
USEC Inc. (1)	498,612	5,564,510

		38,800,595
OFFICE & BUSINESS EQUIPMENT—0.23%
Global Imaging Systems Inc. (1) (2)	135,860	4,626,033
IKON Office Solutions Inc.	668,798	6,674,604
Imagistics International Inc. (2)	89,856	3,760,474
TRM Corp. (1) (2)	62,798	953,902

		16,015,013
OFFICE FURNISHINGS—0.05%
CompX International Inc. (1)	11,106	182,138
Interface Inc. Class A (2)	266,839	2,204,090
Knoll Inc.	63,305	1,161,647

		3,547,875
OIL & GAS—4.05%
Alon USA Energy Inc. (2)	59,822	1,444,701
Atlas America Inc. (2)	70,250	3,431,712
ATP Oil & Gas Corp. (2)	105,092	3,451,221

Atwood Oceanics Inc. (1) (2)	76,631	6,453,097
Berry Petroleum Co. Class A (1)	99,742	6,651,794
Bill Barrett Corp. (2)	75,540	2,781,383
Bois d’Arc Energy LLC (2)	77,934	1,341,244
Brigham Exploration Co. (2)	147,161	1,891,019
Bronco Drilling Co. Inc. (2)	28,336	780,657
Cabot Oil & Gas Corp. (1)	283,607	14,324,990
Callon Petroleum Co. (1) (2)	77,496	1,621,991
Carrizo Oil & Gas Inc. (2)	114,999	3,369,471
Cheniere Energy Inc. (1) (2)	277,550	11,479,468
Cimarex Energy Co. (1) (2)	471,311	21,364,528
Clayton Williams Energy Inc. (2)	33,050	1,427,760
Comstock Resources Inc. (2)	235,908	7,740,141
Crosstex Energy Inc.	35,682	2,282,221
Delta Petroleum Corp. (1) (2)	177,081	3,683,285
Edge Petroleum Corp. (2)	98,951	2,611,317
Encore Acquisition Co. (1) (2)	285,755	11,101,582
Endeavour International Corp. (1) (2)	325,260	1,626,300
Energy Partners Ltd. (2)	194,325	6,066,827
Frontier Oil Corp.	317,671	14,088,709
FX Energy Inc. (1) (2)	200,164	2,395,963
Gasco Energy Inc. (1) (2)	370,870	2,466,286
Giant Industries Inc. (2)	83,087	4,863,913
Goodrich Petroleum Corp. (2)	58,957	1,383,721
Grey Wolf Inc. (1) (2)	1,106,012	9,323,681
Harvest Natural Resources Inc. (1) (2)	219,797	2,358,422
Holly Corp. (1)	126,843	8,115,415
Houston Exploration Co. (2)	166,151	11,173,655
KCS Energy Inc. (1) (2)	288,631	7,946,011
McMoRan Exploration Co. (1) (2)	119,217	2,317,578
Meridian Resource Corp. (The) (2)	505,292	2,107,068
Parallel Petroleum Corp. (2)	195,832	2,741,648
Parker Drilling Co. (2)	556,724	5,160,831
Penn Virginia Corp. (1)	107,207	6,186,916
PetroCorp Inc. Escrow (3)	26,106	0
Petrohawk Energy Corp. (2)	291,482	4,200,256
Petroleum Development Corp. (2)	96,492	3,699,503
PetroQuest Energy Inc. (2)	236,229	2,466,231
Pioneer Drilling Co. (2)	113,932	2,223,953
Remington Oil & Gas Corp. (1) (2)	135,733	5,632,920
Spinnaker Exploration Co. (2)	145,585	9,417,894
St. Mary Land & Exploration Co. (1)	331,777	12,143,038
Stone Energy Corp. (2)	138,711	8,466,919
Swift Energy Co. (1) (2)	164,154	7,510,046
Tipperary Corp. (2)	104,850	772,745
TODCO Class A	274,530	11,450,646
Toreador Resources Corp. (1) (2)	82,258	2,911,933
Tri-Valley Corp. (1) (2)	128,092	1,274,515
W&T Offshore Inc.	73,446	2,381,854
Warren Resources Inc. (1) (2)	124,874	2,091,640
Whiting Petroleum Corp. (1) (2)	172,598	7,566,696

		283,767,315
OIL & GAS SERVICES—1.99%
Cal Dive International Inc. (1) (2)	224,442	14,231,867
CARBO Ceramics Inc. (1)	112,980	7,455,550
Dril-Quip Inc. (1) (2)	41,222	1,978,656
Global Industries Ltd. (2)	479,651	7,070,056
Gulf Island Fabrication Inc.	54,255	1,559,831
Hanover Compressor Co. (1) (2)	523,699	7,258,468
Hornbeck Offshore Services Inc. (2)	83,540	3,060,070
Hydril Co. LP (2)	109,982	7,549,164
Input/Output Inc. (1) (2)	404,001	3,223,928

Lone Star Technologies Inc. (2)	172,972	9,615,513
Lufkin Industries Inc.	81,635	3,555,204
MarkWest Hydrocarbon Inc.	33,171	829,275
Maverick Tube Corp. (1) (2)	248,460	7,453,800
Newpark Resources Inc. (1) (2)	490,595	4,130,810
Oceaneering International Inc. (2)	150,407	8,033,238
Oil States International Inc. (2)	235,707	8,558,521
RPC Inc.	84,831	2,185,247
Seacor Holdings Inc. (1) (2)	104,306	7,570,529
Superior Energy Services Inc. (2)	450,205	10,395,233
Superior Well Services Inc. (2)	35,998	831,554
Tetra Technologies Inc. (1) (2)	197,262	6,158,520
Universal Compression Holdings Inc. (1) (2)	102,882	4,091,617
Veritas DGC Inc. (1) (2)	196,098	7,181,109
W-H Energy Services Inc. (2)	161,862	5,247,566

		139,225,326
PACKAGING & CONTAINERS—0.18%
Chesapeake Corp.	115,035	2,115,494
Graphic Packaging Corp. (2)	384,375	1,076,250
Greif Inc. Class A	89,747	5,393,795
Silgan Holdings Inc.	129,430	4,304,842

		12,890,381
PHARMACEUTICALS—3.70%
Abgenix Inc. (1) (2)	519,609	6,588,642
ACADIA Pharmaceuticals Inc. (2)	94,560	1,075,147
Adams Respiratory Therapeutics Inc. (2)	45,114	1,456,731
Adolor Corp. (1) (2)	228,621	2,441,672
Alkermes Inc. (1) (2)	523,428	8,793,590
Alpharma Inc. Class A	229,469	5,706,894
Amylin Pharmaceuticals Inc. (2)	635,820	22,120,178
Andrx Corp. (2)	423,907	6,540,885
Antigenics Inc. (1) (2)	166,706	903,547
Array BioPharma Inc. (2)	181,509	1,303,235
AtheroGenics Inc. (1) (2)	219,399	3,516,966
AVANIR Pharmaceuticals Class A (2)	630,380	1,947,874
Bentley Pharmaceuticals Inc. (1) (2)	105,499	1,260,713
Bioenvision Inc. (2)	234,753	1,885,067
BioMarin Pharmaceutical Inc. (2)	427,012	3,727,815
BioScrip Inc. (2)	212,781	1,383,077
Caraco Pharmaceutical Laboratories Ltd. (2)	55,341	480,913
Cell Therapeutics Inc. (1) (2)	373,298	1,067,632
Connetics Corp. (1) (2)	202,435	3,423,176
Conor Medsystems Inc. (2)	48,307	1,135,215
Cubist Pharmaceuticals Inc. (2)	308,311	6,641,019
CV Therapeutics Inc. (1) (2)	251,391	6,724,709
Cypress Bioscience Inc. (1) (2)	177,641	961,038
Dendreon Corp. (1) (2)	346,508	2,325,069
Discovery Laboratories Inc. (2)	313,237	2,020,379
DOV Pharmaceutical Inc. (2)	132,740	2,253,925
Durect Corp. (1) (2)	208,528	1,428,417
DUSA Pharmaceuticals Inc. (2)	97,243	1,030,776
Eyetech Pharmaceuticals Inc. (2)	195,926	3,518,831
First Horizon Pharmaceutical Corp. (1) (2)	159,720	3,173,636
HealthExtras Inc. (1) (2)	123,427	2,638,869
Hi-Tech Pharmacal Co. (2)	29,634	891,391
Idenix Pharmaceuticals Inc. (1) (2)	73,089	1,834,534
I-Flow Corp. (1) (2)	114,962	1,576,129
Inspire Pharmaceuticals Inc. (1) (2)	245,646	1,866,910
Introgen Therapeutics Inc. (1) (2)	110,972	579,274
Isis Pharmaceuticals Inc. (2)	337,595	1,704,855
ISTA Pharmaceuticals Inc. (1) (2)	78,587	521,818

K-V Pharmaceutical Co. Class A (1) (2)	208,876	3,711,727
Mannatech Inc. (1)	92,532	1,096,504
MannKind Corp. (1) (2)	145,215	1,987,993
Medarex Inc. (2)	640,973	6,102,063
Medicines Co. (The) (1) (2)	286,165	6,584,657
Medicis Pharmaceutical Corp. Class A (1)	314,483	10,239,566
MGI Pharma Inc. (1) (2)	415,827	9,692,927
Nabi Biopharmaceuticals (1) (2)	342,081	4,481,261
Nastech Pharmaceutical Co. Inc. (2)	117,825	1,666,046
Nature’s Sunshine Products Inc.	64,997	1,510,530
NBTY Inc. (2)	322,218	7,572,123
NeoPharm Inc. (2)	99,417	1,232,771
Neurocrine Biosciences Inc. (1) (2)	212,349	10,445,447
Neurogen Corp. (2)	131,154	902,340
New River Pharmaceuticals Inc. (2)	35,348	1,694,583
NitroMed Inc. (1) (2)	96,010	1,728,180
Noven Pharmaceuticals Inc. (1) (2)	135,926	1,902,964
NPS Pharmaceuticals Inc. (2)	226,572	2,290,643
Nuvelo Inc. (2)	242,743	2,330,333
Onyx Pharmaceuticals Inc. (1) (2)	205,427	5,131,566
Pain Therapeutics Inc. (1) (2)	161,804	1,017,747
Par Pharmaceutical Companies Inc. (1) (2)	198,823	5,292,668
Penwest Pharmaceuticals Co. (1) (2)	125,948	2,207,868
Perrigo Co. (1)	486,507	6,961,915
Pharmion Corp. (1) (2)	142,834	3,115,210
POZEN Inc. (2)	137,989	1,516,499
Priority Healthcare Corp. Class B (2)	203,158	5,659,982
Progenics Pharmaceuticals Inc. (1) (2)	114,484	2,714,416
Renovis Inc. (1) (2)	111,284	1,505,673
Rigel Pharmaceuticals Inc. (1) (2)	137,547	3,269,492
Salix Pharmaceuticals Ltd. (1) (2)	213,408	4,534,920
Star Scientific Inc. (1) (2)	208,914	701,951
Tanox Inc. (2)	141,284	2,069,811
Threshold Pharmaceuticals Inc. (1) (2)	32,096	438,110
Tiens Biotech Group (USA) Inc. (1) (2)	23,661	89,202
Trimeris Inc. (1) (2)	102,829	1,577,397
United Therapeutics Inc. (1) (2)	131,109	9,151,408
USANA Health Sciences Inc. (1) (2)	60,059	2,864,814
ViaCell Inc. (2)	45,912	266,290
XenoPort Inc. (2)	26,889	443,669
Zymogenetics Inc. (2)	175,459	2,895,074

		259,048,888
PIPELINES—0.03%
TransMontaigne Inc. (2)	241,012	1,925,686

		1,925,686
REAL ESTATE—0.32%
Avatar Holdings Inc. (1) (2)	33,587	1,989,694
California Coastal Communities Inc. (1) (2)	45,726	1,610,470
Consolidated-Tomoka Land Co.	33,101	2,250,868
HouseValues Inc. (1) (2)	37,413	535,006
Jones Lang LaSalle Inc. (1)	197,299	9,087,592
Tarragon Corp. (1) (2)	62,308	1,156,436
Trammell Crow Co. (2)	202,899	5,007,547
United Capital Corp. (2)	16,819	394,574
ZipRealty Inc. (2)	40,139	511,371

		22,543,558
REAL ESTATE INVESTMENT TRUSTS—6.39%
Aames Investment Corp.	240,979	1,513,348
Acadia Realty Trust	161,756	2,909,990
Affordable Residential Communities Inc. (1)	152,101	1,537,741

Agree Realty Corp.	44,169	1,247,774
Alexander’s Inc. (2)	11,211	3,026,970
Alexandria Real Estate Equities Inc. (1)	122,693	10,145,484
American Campus Communities Inc.	96,778	2,324,608
American Home Mortgage Investment Corp. (1)	204,733	6,203,410
AMLI Residential Properties Trust (1)	148,470	4,761,433
Anthracite Capital Inc.	310,835	3,599,469
Anworth Mortgage Asset Corp.	276,900	2,289,963
Arbor Realty Trust Inc.	74,821	2,102,470
Ashford Hospitality Trust Inc.	200,177	2,153,905
Bedford Property Investors Inc.	85,682	2,042,659
Bimini Mortgage Management Inc. Class A	121,788	1,376,204
BioMed Realty Trust Inc. (1)	258,291	6,405,617
Boykin Lodging Co. (2)	100,932	1,253,575
Brandywine Realty Trust (1)	324,267	10,081,461
Capital Automotive REIT	240,423	9,306,774
Capital Lease Funding Inc.	142,181	1,471,573
Capital Trust Inc. Class A (1)	69,236	2,226,630
Cedar Shopping Centers Inc. (1)	118,216	1,710,586
Colonial Properties Trust (1)	229,002	10,186,009
Columbia Equity Trust Inc. (2)	78,024	1,139,150
Commercial Net Lease Realty Inc. (1)	302,303	6,046,060
Corporate Office Properties Trust (1)	167,862	5,866,777
Correctional Properties Trust	64,373	1,893,210
Cousins Properties Inc. (1)	227,670	6,880,187
CRIIMI MAE Inc. (2)	89,860	1,546,491
Deerfield Triarc Capital Corp. (2)	142,526	1,975,410
DiamondRock Hospitality Co.	148,627	1,746,367
Digital Realty Trust Inc.	64,213	1,155,834
EastGroup Properties Inc. (1)	127,286	5,568,763
ECC Capital Corp.	333,373	1,086,796
Education Realty Trust Inc.	127,759	2,133,575
Entertainment Properties Trust	148,237	6,615,817
Equity Inns Inc.	314,076	4,240,026
Equity Lifestyle Properties Inc.	109,343	4,920,435
Equity One Inc. (1)	214,027	4,976,128
Extra Space Storage Inc. (1)	215,804	3,319,066
FelCor Lodging Trust Inc. (1) (2)	290,821	4,405,938
Fieldstone Investment Corp.	284,517	3,317,468
First Industrial Realty Trust Inc.	248,967	9,971,128
First Potomac Realty Trust	95,911	2,464,913
Gables Residential Trust	170,909	7,460,178
Getty Realty Corp.	102,333	2,945,144
Glenborough Realty Trust Inc.	187,315	3,596,448
Glimcher Realty Trust (1)	207,251	5,071,432
GMH Communities Trust	177,334	2,601,490
Government Properties Trust Inc.	119,871	1,174,736
Gramercy Capital Corp.	79,513	1,905,131
Heritage Property Investment Trust Inc. (1)	159,454	5,580,890
Hersha Hospitality Trust	117,605	1,167,818
Highland Hospitality Corp.	287,096	2,945,605
Highwoods Properties Inc.	311,831	9,202,133
Home Properties Inc.	182,502	7,163,204
HomeBanc Corp.	329,675	2,545,091
Impac Mortgage Holdings Inc. (1)	437,658	5,365,687
Inland Real Estate Corp.	389,364	6,097,440
Innkeepers USA Trust	248,901	3,845,520
Investors Real Estate Trust	260,267	2,472,537
JER Investors Trust Inc. (2)	69,044	1,246,935
Kilroy Realty Corp. (1)	167,442	9,381,775
Kite Realty Group Trust	112,078	1,672,204
LaSalle Hotel Properties	173,524	5,977,902
Lexington Corporate Properties Trust	300,084	7,066,978

LTC Properties Inc.	133,657	2,833,528
Luminent Mortgage Capital Inc.	232,875	1,758,206
Maguire Properties Inc. (1)	200,506	6,025,205
Medical Properties Trust Inc.	70,933	695,143
Meristar Hospitality Corp. (1) (2)	508,343	4,641,172
MFA Mortgage Investments Inc.	480,230	2,943,810
Mid-America Apartment Communities Inc.	110,038	5,117,867
MortgageIT Holdings Inc.	138,193	1,965,104
National Health Investors Inc.	136,301	3,763,271
National Health Realty Inc.	41,878	812,852
Nationwide Health Properties Inc.	388,813	9,059,343
Newcastle Investment Corp.	253,527	7,073,403
NorthStar Realty Finance Corp.	113,034	1,061,389
Novastar Financial Inc. (1)	152,675	5,036,748
Omega Healthcare Investors Inc.	297,359	4,139,237
One Liberty Properties Inc.	44,403	884,064
Origen Financial Inc.	99,310	751,777
Parkway Properties Inc.	81,424	3,820,414
Pennsylvania Real Estate Investment Trust (1)	211,394	8,916,599
Post Properties Inc. (1)	231,005	8,604,936
Prentiss Properties Trust (1)	261,902	10,633,221
PS Business Parks Inc.	95,279	4,363,778
RAIT Investment Trust (1)	158,814	4,526,199
Ramco-Gershenson Properties Trust (1)	83,834	2,447,114
Redwood Trust Inc. (1)	114,323	5,557,241
Saul Centers Inc.	63,148	2,272,697
Saxon Capital Inc. (1)	289,939	3,435,777
Senior Housing Properties Trust (1)	345,757	6,569,383
Sizeler Property Investors Inc.	107,060	1,299,708
Sovran Self Storage Inc.	93,506	4,577,119
Spirit Finance Corp.	391,432	4,403,610
Strategic Hotel Capital Inc.	238,414	4,353,440
Sun Communities Inc.	94,232	3,087,040
Sunstone Hotel Investors Inc.	153,553	3,745,158
Tanger Factory Outlet Centers Inc. (1)	160,746	4,470,346
Taubman Centers Inc. (1)	293,744	9,311,685
Town & Country Trust (The) (1)	102,236	2,966,889
Trustreet Properties Inc.	335,256	5,246,756
Universal Health Realty Income Trust	68,601	2,280,983
Urstadt Biddle Properties Inc. Class A	121,474	1,841,546
U-Store-It Trust	166,595	3,376,881
Washington Real Estate Investment Trust (1)	243,445	7,573,574
Winston Hotels Inc.	153,285	1,532,850

		447,410,533
RETAIL—5.99%
AC Moore Arts & Crafts Inc. (1) (2)	85,147	1,633,119
Aeropostale Inc. (2)	321,405	6,829,856
AFC Enterprises Inc.	116,393	1,343,175
Allion Healthcare Inc. (2)	21,333	384,207
America’s Car-Mart Inc. (1) (2)	52,093	934,548
Asbury Automotive Group Inc. (2)	75,939	1,293,241
Big 5 Sporting Goods Corp.	117,430	2,801,880
Big Lots Inc. (2)	657,866	7,229,947
BJ’s Restaurants Inc. (1) (2)	83,996	1,716,038
Blair Corp. (1)	22,199	818,921
Blockbuster Inc. (1)	1,102,329	5,236,063
Bob Evans Farms Inc. (1)	205,744	4,672,446
Bombay Co. Inc. (The) (1) (2)	208,116	917,792
Bon-Ton Stores Inc. (The)	37,428	726,852
Brookstone Inc. (2)	119,100	2,374,854
Brown Shoe Co. Inc.	105,644	3,486,252
Buckle Inc. (The)	45,190	1,535,104

Buffalo Wild Wings Inc. (2)	40,020	1,060,530
Build-A-Bear Workshop Inc. (1) (2)	55,935	1,247,351
Burlington Coat Factory Warehouse Corp.	96,044	3,653,514
Cabela’s Inc. Class A (1) (2)	178,231	3,274,103
Cache Inc. (1) (2)	71,434	1,087,940
California Pizza Kitchen Inc. (1) (2)	111,646	3,264,529
Casey’s General Store Inc.	290,627	6,742,546
Cash America International Inc.	170,408	3,535,966
Casual Male Retail Group Inc. (1) (2)	150,039	1,032,268
Cato Corp. Class A	176,743	3,522,488
CEC Entertainment Inc. (2)	203,496	6,463,033
Charlotte Russe Holding Inc. (2)	86,406	1,150,928
Charming Shoppes Inc. (1) (2)	694,144	7,406,516
Children’s Place Retail Stores Inc. (The) (1) (2)	122,421	4,363,084
Christopher & Banks Corp. (1)	208,489	2,891,742
Citi Trends Inc. (2)	23,319	509,054
CKE Restaurants Inc. (1)	341,572	4,501,919
Coldwater Creek Inc. (1) (2)	205,870	5,192,041
Conn’s Inc. (1) (2)	27,465	761,330
Cost Plus Inc. (1) (2)	128,155	2,326,013
CSK Auto Corp. (2)	262,777	3,910,122
Dave & Buster’s Inc. (2)	82,205	1,097,437
Deb Shops Inc.	25,051	544,609
Denny’s Corp. (2)	529,669	2,198,126
Design Within Reach Inc. (2)	69,220	625,057
Domino’s Pizza Inc.	184,781	4,309,093
Dress Barn Inc. (1) (2)	123,596	2,813,045
DSW Inc. Class A (2)	64,693	1,371,492
Electronics Boutique Holdings Corp. (2)	68,074	4,277,770
Finish Line Inc. (The) (1)	243,477	3,552,329
First Cash Inc. (2)	74,815	1,969,131
Fred’s Inc. (1)	231,990	2,902,195
GameStop Corp. Class B (2)	262,703	7,458,138
Genesco Inc. (1) (2)	130,676	4,866,374
Golf Galaxy Inc. (2)	24,227	386,178
Goody’s Family Clothing Inc. (1)	108,191	819,006
Group 1 Automotive Inc. (2)	121,943	3,365,627
Guitar Center Inc. (1) (2)	149,870	8,274,323
Haverty Furniture Companies Inc.	114,354	1,398,549
Hibbet Sporting Goods Inc. (1) (2)	205,532	4,573,087
Hot Topic Inc. (1) (2)	260,328	3,998,638
IHOP Corp. (1)	116,003	4,725,962
Insight Enterprises Inc. (1) (2)	280,176	5,211,274
Jack in the Box Inc. (2)	211,457	6,324,679
Jill (J.) Group Inc. (The) (1) (2)	116,245	1,838,996
Jo-Ann Stores Inc. (1) (2)	133,983	2,317,906
Joseph A. Bank Clothiers Inc. (1) (2)	77,896	3,366,665
Kenneth Cole Productions Inc. Class A (1)	52,501	1,432,752
Krispy Kreme Doughnuts Inc. (1) (2)	323,671	2,026,180
Landry’s Restaurants Inc. (1)	94,832	2,778,578
Linens ’n Things Inc. (1) (2)	262,157	6,999,592
Lithia Motors Inc. Class A (1)	89,820	2,602,984
Lone Star Steakhouse & Saloon Inc.	103,170	2,682,420
Longs Drug Stores Corp. (1)	178,084	7,638,023
Luby’s Inc. (2)	132,718	1,733,297
MarineMax Inc. (2)	78,723	2,006,649
McCormick & Schmick’s Seafood Restaurants Inc. (2)	43,991	929,090
Movado Group Inc.	107,192	2,006,634
Movie Gallery Inc. (1)	146,303	1,520,088
New York & Co. Inc. (2)	75,579	1,239,496
99 Cents Only Stores (2)	248,365	2,297,376
Nu Skin Enterprises Inc. Class A (1)	325,993	6,210,167

O’Charley’s Inc. (2)	129,655	1,855,363
P.F. Chang’s China Bistro Inc. (1) (2)	151,431	6,788,652
Pacific Sunwear of California Inc. (1) (2)	437,509	9,380,193
Pantry Inc. (The) (2)	98,383	3,676,573
Papa John’s International Inc. (2)	62,990	3,157,059
Party City Corp. (2)	67,559	1,143,098
Payless ShoeSource Inc. (1) (2)	388,990	6,768,426
Pep Boys-Manny, Moe & Jack Inc. (1)	321,574	4,450,584
PETCO Animal Supplies Inc. (2)	333,778	7,062,742
Pier 1 Imports Inc.	498,498	5,618,072
Rare Hospitality International Inc. (1) (2)	198,593	5,103,840
Red Robin Gourmet Burgers Inc. (1) (2)	82,440	3,779,050
Regis Corp.	260,727	9,860,695
Restoration Hardware Inc. (2)	170,843	1,079,728
Retail Ventures Inc. (1) (2)	96,577	1,060,415
Ruby Tuesday Inc. (1)	373,454	8,126,359
Rush Enterprises Inc. Class A (2)	119,199	1,821,361
Ruth’s Chris Steak House (2)	73,527	1,351,426
Ryan’s Restaurant Group Inc. (2)	244,850	2,857,400
School Specialty Inc. (1) (2)	133,099	6,492,569
Select Comfort Corp. (1) (2)	209,894	4,193,682
Sharper Image Corp. (1) (2)	67,440	849,744
Shoe Carnival Inc. (2)	43,709	695,410
ShopKo Stores Inc. (2)	174,048	4,441,705
Smart & Final Inc. (1) (2)	78,140	1,011,132
Sonic Automotive Inc.	170,034	3,778,155
Sports Authority Inc. (The) (2)	149,754	4,408,758
Stage Stores Inc. (1)	158,837	4,267,950
Steak n Shake Co. (The) (2)	161,948	2,939,356
Stein Mart Inc.	148,971	3,024,111
Syms Corp.	37,791	506,021
Systemax Inc. (2)	55,419	390,150
Talbots Inc. (The) (1)	133,355	3,989,982
TBC Corp. (2)	129,919	4,480,906
Texas Roadhouse Inc. Class A (1) (2)	243,595	3,629,566
Too Inc. (2)	199,839	5,481,584
Tractor Supply Co. (1) (2)	190,256	8,685,186
Trans World Entertainment Corp. (2)	111,936	883,175
Triarc Companies Inc. Class B (1)	253,298	3,867,860
Tuesday Morning Corp. (1)	149,503	3,867,643
United Auto Group Inc.	154,706	5,111,486
West Marine Inc. (1) (2)	80,081	1,183,597
Wet Seal Inc. Class A (1) (2)	318,120	1,431,540
Wilsons The Leather Experts Inc. (2)	109,570	668,377
World Fuel Services Corp. (1)	155,967	5,061,129
Zale Corp. (1) (2)	292,513	7,950,503
Zumiez Inc. (2)	18,391	600,098

		419,352,735
SAVINGS & LOANS—1.91%
Anchor BanCorp Wisconsin Inc. (1)	132,108	3,894,544
BankAtlantic Bancorp Inc. Class A	253,440	4,305,946
BankUnited Financial Corp. Class A (1)	150,840	3,449,711
Berkshire Hills Bancorp Inc.	43,896	1,492,464
Beverly Hills Bancorp Inc.	79,647	817,178
BFC Financial Corp. Class A (2)	135,983	949,161
Brookline Bancorp Inc. (1)	357,068	5,648,816
Charter Financial Corp. (1)	22,859	779,263
Clifton Savings Bancorp Inc.	77,797	801,309
Commercial Capital Bancorp Inc.	256,129	4,354,193
Commercial Federal Corp.	221,572	7,564,468
Dime Community Bancshares (1)	155,609	2,290,564
Fidelity Bankshares Inc. (1)	130,533	3,987,783

First Defiance Financial Corp.	41,173	1,129,375
First Financial Holdings Inc.	71,324	2,191,073
First Niagara Financial Group Inc. (1)	670,025	9,675,161
First Place Financial Corp.	87,815	1,946,859
FirstFed Financial Corp. (1) (2)	95,717	5,150,532
Flagstar Bancorp Inc. (1)	201,589	3,245,583
Flushing Financial Corp.	110,909	1,815,580
Franklin Bank Corp. (Texas) (2)	117,964	1,905,119
Harbor Florida Bancshares Inc. (1)	120,419	4,367,597
Horizon Financial Corp.	58,708	1,291,576
ITLA Capital Corp. (2)	33,438	1,755,161
Kearny Financial Corp.	126,151	1,576,888
KNBT Bancorp Inc.	191,929	2,988,335
MAF Bancorp Inc. (1)	187,062	7,669,542
NASB Financial Inc.	18,082	723,280
NewAlliance Bancshares Inc.	661,554	9,685,151
Northwest Bancorp Inc.	113,339	2,408,454
OceanFirst Financial Corp.	52,204	1,260,205
Partners Trust Financial Group Inc. (1)	291,060	3,353,011
PennFed Financial Services Inc.	52,697	963,301
PFF Bancorp Inc.	112,980	3,418,775
Provident Financial Holdings Inc.	29,001	813,478
Provident Financial Services Inc. (1)	420,507	7,400,923
Provident New York Bancorp	236,959	2,765,312
Rockville Financial Inc. (2)	50,584	674,791
Sound Federal Bancorp Inc.	64,774	1,082,374
Sterling Financial Corp. (Washington)	200,166	4,513,743
TierOne Corp.	104,862	2,758,919
United Community Financial Corp.	156,164	1,752,160
United Financial Bancorp Inc. (2)	43,532	483,641
Westfield Financial Inc.	25,207	592,365
WSFS Financial Corp.	33,741	1,987,007

		133,680,671
SEMICONDUCTORS—4.02%
Actel Corp. (2)	145,349	2,101,747
ADE Corp. (1) (2)	58,522	1,315,575
Advanced Analogic Technologies Inc. (2)	61,855	692,157
AMIS Holdings Inc. (2)	255,932	3,035,354
Amkor Technology Inc. (1) (2)	585,297	2,563,601
Applied Micro Circuits Corp. (1) (2)	1,791,610	5,374,830
Asyst Technologies Inc. (2)	279,501	1,302,475
Atmel Corp. (2)	2,433,879	5,013,791
ATMI Inc. (1) (2)	215,173	6,670,363
August Technology Corp. (2)	105,760	1,128,459
Axcelis Technologies Inc. (1) (2)	583,685	3,046,836
Brooks Automation Inc. (1) (2)	263,828	3,516,827
Cabot Microelectronics Corp. (1) (2)	142,918	4,198,931
Cirrus Logic Inc. (2)	492,265	3,736,291
Cohu Inc.	126,226	2,985,245
Conexant Systems Inc. (2)	2,740,453	4,905,411
Credence Systems Corp. (1) (2)	514,136	4,102,805
Cypress Semiconductor Corp. (1) (2)	763,735	11,494,212
Diodes Inc. (1) (2)	56,461	2,047,276
DSP Group Inc. (2)	163,941	4,206,726
EMCORE Corp. (1) (2)	214,468	1,312,544
Emulex Corp. (2)	481,603	9,733,197
Entegris Inc. (2)	686,598	7,758,557
Exar Corp. (2)	203,315	2,850,476
Fairchild Semiconductor International Inc. Class A (2)	693,724	10,308,739
FormFactor Inc. (1) (2)	196,684	4,488,329
Genesis Microchip Inc. (2)	193,504	4,247,413

Helix Technology Corp.	152,844	2,254,449
Hittite Microwave Corp. (2)	24,970	505,643
Integrated Device Technology Inc. (1) (2)	1,136,541	12,206,450
Integrated Silicon Solution Inc. (1) (2)	212,561	1,785,512
IXYS Corp. (2)	143,042	1,510,524
Kopin Corp. (2)	406,912	2,828,038
Kulicke & Soffa Industries Inc. (1) (2)	302,586	2,193,749
Lattice Semiconductor Corp. (1) (2)	662,695	2,836,335
Leadis Technology Inc. (2)	104,942	718,853
LTX Corp. (1) (2)	359,526	1,517,200
Mattson Technology Inc. (1) (2)	249,517	1,873,873
Micrel Inc. (2)	361,501	4,059,656
Microsemi Corp. (2)	357,178	9,122,326
Microtune Inc. (1) (2)	300,922	1,874,744
MIPS Technologies Inc. Class A (2)	248,111	1,694,598
MKS Instruments Inc. (2)	189,784	3,269,978
Monolithic Power Systems Inc. (2)	99,344	843,431
NetLogic Microsystems Inc. (2)	60,770	1,312,024
OmniVision Technologies Inc. (1) (2)	330,974	4,176,892
ON Semiconductor Corp. (1) (2)	833,591	4,309,665
Pericom Semiconductor Corp. (2)	154,956	1,369,811
Photronics Inc. (1) (2)	231,333	4,487,860
Pixelworks Inc. (1) (2)	271,654	1,790,200
PLX Technology Inc. (1) (2)	134,803	1,124,257
PMC-Sierra Inc. (1) (2)	1,045,208	9,208,282
PortalPlayer Inc. (1) (2)	88,167	2,418,421
Power Integrations Inc. (1) (2)	170,082	3,699,284
Rambus Inc. (2)	576,396	6,974,392
Rudolph Technologies Inc. (1) (2)	76,322	1,028,057
Semitool Inc. (2)	96,447	766,754
Semtech Corp. (1) (2)	427,229	7,036,462
SigmaTel Inc. (2)	207,915	4,208,200
Silicon Image Inc. (2)	459,433	4,084,359
Silicon Laboratories Inc. (2)	247,585	7,524,108
SiRF Technology Holdings Inc. (2)	204,332	6,156,523
Skyworks Solutions Inc. (1) (2)	912,363	6,404,788
Standard Microsystems Corp. (2)	121,541	3,635,291
Supertex Inc. (2)	57,625	1,728,174
Tessera Technologies Inc. (1) (2)	254,442	7,610,360
TranSwitch Corp. (1) (2)	599,028	1,030,328
TriQuint Semiconductor Inc. (2)	810,959	2,854,576
Ultratech Inc. (1) (2)	140,003	2,182,647
Varian Semiconductor Equipment Associates Inc. (1) (2)	213,324	9,038,538
Veeco Instruments Inc. (1) (2)	153,796	2,466,888
Virage Logic Corp. (2)	78,505	608,414
Vitesse Semiconductor Corp. (1) (2)	1,272,853	2,392,964
Volterra Semiconductor Corp. (1) (2)	88,264	1,082,999
Zoran Corp. (1) (2)	253,774	3,628,968

		281,574,012
SOFTWARE—3.37%
Acxiom Corp.	509,524	9,538,289
Advent Software Inc. (2)	124,878	3,364,213
Allscripts Healthcare Solutions Inc. (1) (2)	195,745	3,527,325
Altiris Inc. (1) (2)	128,858	1,970,239
American Reprographics Co. (2)	77,507	1,325,370
AMICAS Inc. (2)	258,803	1,397,536
ANSYS Inc. (2)	183,275	7,054,255
Aspen Technology Inc. (2)	248,299	1,551,869
Atari Inc. (1) (2)	301,197	433,724
Blackbaud Inc.	60,734	860,601
Blackboard Inc. (2)	105,064	2,627,651

Borland Software Corp. (2)	463,965	2,700,276
Bottomline Technologies Inc. (2)	87,371	1,318,428
CCC Information Services Group Inc. (2)	48,463	1,266,338
Computer Programs & Systems Inc.	43,953	1,518,137
Concur Technologies Inc. (1) (2)	167,123	2,067,312
CSG Systems International Inc. (2)	291,673	6,332,221
Dendrite International Inc. (2)	247,758	4,977,458
Digi International Inc. (2)	130,359	1,398,752
Eclipsys Corp. (2)	221,511	3,951,756
eFunds Corp. (2)	263,400	4,959,822
Emageon Inc. (2)	82,586	1,119,866
Epicor Software Corp. (2)	306,682	3,986,866
EPIQ Systems Inc. (1) (2)	76,582	1,671,019
FalconStor Software Inc. (1) (2)	139,519	845,485
FileNET Corp. (1) (2)	237,126	6,615,815
IDX Systems Corp. (2)	144,751	6,250,348
Infocrossing Inc. (1) (2)	117,446	1,079,329
Informatica Corp. (1) (2)	502,983	6,045,856
infoUSA Inc.	191,387	2,032,530
InPhonic Inc. (1) (2)	94,134	1,294,343
Inter-Tel Inc.	123,802	2,599,842
InterVideo Inc. (2)	58,938	591,148
JDA Software Group Inc. (2)	167,978	2,549,906
Keane Inc. (1) (2)	278,898	3,187,804
Lawson Software Inc. (1) (2)	358,530	2,488,198
Majesco Holdings Inc. (1) (2)	93,281	124,064
ManTech International Corp. Class A (2)	90,186	2,381,812
MapInfo Corp. (2)	119,670	1,465,958
Micromuse Inc. (2)	466,772	3,678,163
MicroStrategy Inc. Class A (1) (2)	80,234	5,639,648
Midway Games Inc. (1) (2)	102,593	1,558,388
MoneyGram International Inc.	500,529	10,866,485
MRO Software Inc. (2)	115,369	1,942,814
NDCHealth Corp.	209,987	3,972,954
NetIQ Corp. (1) (2)	313,455	3,836,689
Open Solutions Inc. (1) (2)	113,794	2,482,985
Packeteer Inc. (2)	195,481	2,453,287
Parametric Technology Corp. (2)	1,574,396	10,973,540
PDF Solutions Inc. (1) (2)	106,967	1,775,652
Pegasystems Inc. (1) (2)	76,262	456,809
Per-Se Technologies Inc. (1) (2)	130,056	2,686,957
Phase Forward Inc. (2)	128,087	1,399,991
Phoenix Technologies Ltd. (2)	143,613	1,081,406
Progress Software Corp. (2)	215,651	6,851,232
QAD Inc.	70,021	580,474
Quality Systems Inc. (1)	43,743	3,022,204
Quest Software Inc. (1) (2)	372,809	5,618,232
Renaissance Learning Inc.	46,576	829,053
ScanSoft Inc. (1) (2)	661,099	3,523,658
Schawk Inc. (1)	72,999	1,459,250
SeaChange International Inc. (2)	147,091	935,499
SERENA Software Inc. (2)	161,535	3,219,393
SPSS Inc. (2)	102,885	2,469,240
SS&C Technologies Inc.	92,990	3,407,154
SSA Global Technologies Inc. (2)	52,720	927,872
SYNNEX Corp. (2)	50,187	845,149
THQ Inc. (1) (2)	360,594	7,687,864
Transaction Systems Architects Inc. Class A (2)	218,279	6,079,070
Trident Microsystems Inc. (1) (2)	147,345	4,687,044
Ulticom Inc. (2)	74,315	819,694
Ultimate Software Group Inc. (1) (2)	132,847	2,447,042
Unica Corp. (2)	24,803	272,337
VeriFone Holdings Inc. (2)	144,988	2,915,709

Verint Systems Inc. (2)	75,661	3,097,561
Wind River Systems Inc. (1) (2)	412,685	5,336,017
Witness Systems Inc. (1) (2)	156,038	3,259,634

		235,567,911
STORAGE & WAREHOUSING—0.05%
Mobile Mini Inc. (1) (2)	85,900	3,723,765

		3,723,765
TELECOMMUNICATIONS—4.17%
Adaptec Inc. (2)	651,902	2,496,785
ADTRAN Inc. (1)	381,134	12,005,721
Aeroflex Inc. (2)	434,842	4,070,121
Airspan Networks Inc. (1) (2)	221,072	1,111,992
Alaska Communications Systems Group Inc. (1)	75,334	861,821
Anaren Inc. (2)	99,784	1,406,954
Anixter International Inc. (1) (2)	184,907	7,457,299
Applied Signal Technology Inc. (1)	66,615	1,271,014
Arris Group Inc. (1) (2)	602,983	7,151,378
Atheros Communications Inc. (2)	197,884	1,931,348
Black Box Corp. (1)	98,120	4,117,115
Broadwing Corp. (1) (2)	381,971	1,906,035
C-COR Inc. (1) (2)	279,552	1,886,976
Centennial Communications Corp. (2)	128,829	1,929,858
CIENA Corp. (1) (2)	3,315,706	8,753,464
Cincinnati Bell Inc. (2)	1,423,422	6,277,291
Commonwealth Telephone Enterprises Inc. (1)	122,601	4,622,058
CommScope Inc. (2)	315,779	5,475,608
Comtech Telecommunications Corp. (2)	125,957	5,223,437
Consolidated Communications Holdings Inc. (2)	88,406	1,202,322
CT Communications Inc.	109,630	1,356,123
Ditech Communications Corp. (2)	185,134	1,247,803
Dobson Communications Corp. Class A (1) (2)	649,345	4,986,970
Endwave Corp. (1) (2)	39,701	512,143
Essex Corp. (2)	98,778	2,140,519
Extreme Networks Inc. (2)	710,689	3,162,566
FairPoint Communications Inc.	158,320	2,316,222
Finisar Corp. (1) (2)	1,163,723	1,594,301
Foundry Networks Inc. (1) (2)	709,126	9,005,900
General Communication Inc. Class A (2)	323,301	3,200,680
Glenayre Technologies Inc. (2)	392,437	1,408,849
GlobeTel Communications Corp. (1) (2)	385,745	559,330
Golden Telecom Inc. (1)	125,436	3,960,015
Harmonic Inc. (1) (2)	427,351	2,487,183
Hungarian Telephone and Cable Corp. (2)	22,663	339,492
Hypercom Corp. (2)	308,192	2,009,412
IDT Corp. Class B (1) (2)	338,768	4,129,582
InterDigital Communications Corp. (1) (2)	309,531	6,079,189
Intrado Inc. (1) (2)	103,393	1,864,176
Iowa Telecommunications Services Inc.	129,937	2,185,540
Ixia (1) (2)	191,488	2,816,788
JAMDAT Mobile Inc. (1) (2)	68,990	1,448,790
Level 3 Communications Inc. (1) (2)	4,023,609	9,334,773
MasTec Inc. (2)	156,401	1,704,771
MRV Communications Inc. (1) (2)	600,371	1,278,790
NETGEAR Inc. (1) (2)	184,178	4,431,323
NeuStar Inc. Class A (2)	138,959	4,445,298
Newport Corp. (1) (2)	214,199	2,983,792
North Pittsburgh Systems Inc.	87,970	1,795,468
Novatel Wireless Inc. (1) (2)	168,326	2,435,677
Oplink Communications Inc. (2)	594,363	903,432
Optical Communication Products Inc. (2)	86,699	162,994
Plantronics Inc. (1)	284,271	8,758,390

Polycom Inc. (2)	567,959	9,183,897
Powerwave Technologies Inc. (1) (2)	632,850	8,220,722
Preformed Line Products Co.	14,435	681,332
Premiere Global Services Inc. (2)	416,405	3,406,193
Price Communications Corp. (1) (2)	266,836	4,389,452
RCN Corp. (1) (2)	132,122	2,803,629
RF Micro Devices Inc. (1) (2)	1,086,095	6,136,437
SafeNet Inc. (1) (2)	142,322	5,167,712
SBA Communications Corp. (1) (2)	426,727	6,592,932
Shenandoah Telecommunications Co.	39,694	1,634,996
Sonus Networks Inc. (2)	1,437,954	8,340,133
SpectraLink Corp. (1)	111,101	1,416,538
SureWest Communications	84,295	2,417,581
Sycamore Networks Inc. (2)	1,028,629	3,877,931
Symmetricom Inc. (1) (2)	268,955	2,081,712
Syniverse Holdings Inc. (2)	103,184	1,589,034
TALK America Holdings Inc. (1) (2)	170,367	1,606,561
Tekelec (1) (2)	327,334	6,857,647
Telkonet Inc. (1) (2)	205,080	803,914
Terayon Communication Systems Inc. (2)	444,872	1,735,001
3Com Corp. (2)	2,223,234	9,070,795
Time Warner Telecom Inc. Class A (1) (2)	293,387	2,288,419
UbiquiTel Inc. (2)	442,728	3,869,443
USA Mobility Inc. (1) (2)	155,388	4,192,368
UTStarcom Inc. (1) (2)	582,252	4,756,999
Valor Communications Group Inc.	171,376	2,335,855
Viasat Inc. (2)	125,885	3,228,950
Westell Technologies Inc. Class A (2)	312,125	1,136,135
Wireless Facilities Inc. (1) (2)	324,312	1,881,010
Zhone Technologies Inc. (1) (2)	640,826	1,672,556

		291,580,762
TEXTILES—0.12%
Angelica Corp.	53,827	960,812
Dixie Group Inc. (2)	62,895	1,002,546
G&K Services Inc. Class A	112,165	4,418,179
Innovo Group Inc. (2)	147,157	289,899
UniFirst Corp.	54,118	1,897,918

		8,569,354
TOYS, GAMES & HOBBIES—0.15%
Jakks Pacific Inc. (1) (2)	147,033	2,386,346
LeapFrog Enterprises Inc. (1) (2)	187,301	2,766,436
RC2 Corp. (2)	104,336	3,522,383
Topps Co. (The)	207,633	1,704,667

		10,379,832
TRANSPORTATION—1.45%
ABX Air Inc. (2)	336,822	2,761,940
Arkansas Best Corp.	146,788	5,118,498
Covenant Transport Inc. Class A (2)	48,678	589,004
Dynamex Inc. (2)	67,166	1,050,476
EGL Inc. (1) (2)	225,913	6,133,538
Florida East Coast Industries Inc. (1)	187,715	8,501,612
Forward Air Corp. (1)	187,197	6,896,337
Frozen Food Express Industries Inc. (2)	86,588	908,308
Genesee & Wyoming Inc. Class A (2)	134,703	4,270,085
GulfMark Offshore Inc. (2)	86,063	2,777,253
Heartland Express Inc.	264,550	5,380,947
Hub Group Inc. Class A (2)	113,456	4,164,970
Kansas City Southern Industries Inc. (1) (2)	474,757	11,066,586
Kirby Corp. (1) (2)	126,165	6,236,336
Knight Transportation Inc. (1)	220,675	5,375,643

Maritrans Inc.	49,900	1,596,800
Marten Transport Ltd. (2)	58,206	1,472,612
Offshore Logistics Inc. (1) (2)	134,984	4,994,408
Old Dominion Freight Line Inc. (2)	109,248	3,658,716
P.A.M. Transportation Services Inc. (2)	35,900	580,144
Pacer International Inc.	216,291	5,701,431
RailAmerica Inc. (2)	218,287	2,597,615
SCS Transportation Inc. (2)	88,023	1,382,841
SIRVA Inc. (2)	137,756	1,027,660
U.S. Xpress Enterprises Inc. Class A (2)	58,497	682,075
Universal Truckload Services Inc. (2)	32,026	595,043
USA Truck Inc. (2)	35,041	886,537
Werner Enterprises Inc. (1)	296,105	5,119,655

		101,527,070
TRUCKING & LEASING—0.22%
AMERCO (1)	59,672	3,472,314
GATX Corp. (1)	254,982	10,084,538
Greenbrier Companies Inc. (The)	35,904	1,193,449
Interpool Inc.	47,776	871,912

		15,622,213
WATER—0.22%
American States Water Co.	97,006	3,245,821
California Water Service Group (1)	100,460	4,138,952
Connecticut Water Service Inc. (1)	47,577	1,176,103
Middlesex Water Co.	66,792	1,499,480
PICO Holdings Inc. (2)	48,711	1,711,705
SJW Corp.	44,149	2,131,514
Southwest Water Co. (1)	112,263	1,627,814

		15,531,389

TOTAL COMMON STOCKS (Cost: $7,613,170,179)		6,998,783,444

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—28.96%
CERTIFICATES OF DEPOSIT—1.43% (4)
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$3,926,241	3,926,241
Bank of Nova Scotia
3.63%, 01/03/06	3,140,993	3,140,749
Credit Suisse First Boston
3.67%, 05/09/06	7,852,483	7,852,483
Danske Bank
3.70%, 10/17/05	7,852,483	7,852,393
Dexia Credit Local
3.78%, 08/30/06	3,926,241	3,925,529
Fortis Bank NY
3.83% - 3.84%, 01/25/06	11,778,724	11,778,785
HBOS Treasury Services PLC
3.39%, 12/14/05	4,711,490	4,711,490
HSBC Bank USA N.A.
3.72%, 08/03/06	3,926,241	3,927,401
Nordea Bank PLC
3.63%, 10/02/06	4,711,490	4,710,387
Royal Bank of Scotland
3.78%, 06/27/06	3,926,241	3,925,813

Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	12,171,348	12,169,488
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	21,594,328	21,594,892
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	6,281,986	6,281,986
Wells Fargo Bank N.A.
3.73%, 10/06/05	4,318,866	4,318,849

		100,116,486
COMMERCIAL PAPER—9.85% (4)
Alpine Securitization Corp.
3.72%, 10/19/05	15,704,966	15,679,004
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	77,318,452	77,132,868
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	26,242,998	26,181,902
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	27,483,690	27,471,735
Barton Capital Corp.
3.74%, 10/14/05	11,778,724	11,765,264
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	15,704,966	15,704,966
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	9,366,127	9,332,900
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	27,567,005	27,533,567
Cantabric Finance LLC
3.73%, 10/31/05	3,019,044	3,010,286
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	4,467,278	4,460,913
Chesham Finance LLC
3.68%, 10/11/05	7,852,483	7,846,061
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	5,918,024	5,907,360
CRC Funding LLC
3.78%, 10/24/05	4,318,866	4,309,342
Dorada Finance Inc.
3.76%, 01/26/06	785,248	775,817
Fairway Finance LLC
3.75%, 10/20/05	3,140,993	3,140,986
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	7,043,206	7,038,655
Ford Credit Auto Receivables
3.77%, 10/17/05	6,831,660	6,821,644
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	37,634,438	37,547,366
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	38,777,524	38,734,160
General Electric Capital Corp.
3.72%, 10/14/05	39,262,414	39,217,786
Georgetown Funding Co. LLC
3.82%, 11/02/05	15,346,029	15,297,177
Giro Funding Corp.
3.66%, 10/06/05	3,926,241	3,925,044
Grampian Funding LLC
3.84%, 01/31/06	7,852,483	7,751,971
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	3,926,241	3,926,241
HSBC PLC
3.88%, 02/03/06	2,355,745	2,324,516

Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	11,741,896	11,730,707
Landale Funding LLC
3.74%, 10/17/05	15,704,966	15,682,124
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (5)	8,244,301	8,244,301
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	8,267,330	8,259,285
Lockhart Funding LLC
3.71%, 10/13/05	3,270,873	3,267,502
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	14,919,717	14,897,085
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	14,013,541	13,997,686
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	21,986,952	21,934,032
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	14,972,408	14,936,845
Prudential Funding LLC
3.71%, 10/13/05	7,852,483	7,844,390
Ranger Funding Co. LLC
3.67%, 10/04/05	4,330,095	4,329,653
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	7,852,483	7,735,640
Sedna Finance Inc.
3.92%, 02/21/06	1,963,121	1,932,980
Societe Generale
3.77%, 10/07/05	10,180,744	10,176,479
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	32,142,490	32,107,589
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	19,479,497	19,454,600
Three Pillars Funding Corp.
3.65%, 10/03/05	4,711,490	4,711,490
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	11,423,635	11,393,632
Tulip Funding Corp.
3.79%, 12/01/05	3,533,617	3,511,669
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	58,893,622	58,879,226
Windmill Funding Corp.
3.78%, 10/25/05	5,104,114	5,092,323
Yorktown Capital LLC
3.75%, 10/20/05	6,674,610	6,662,791

		689,619,560
LOAN PARTICIPATIONS—0.06% (4)
Army & Air Force Exchange Service
3.67%, 10/03/05	3,926,241	3,926,241

		3,926,241
MEDIUM-TERM NOTES—0.21% (4)
Dorada Finance Inc.
3.93%, 07/07/06 (5)	2,434,270	2,434,085
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (5)	12,563,973	12,562,694

		14,996,779
MONEY MARKET FUNDS—0.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78% (6) (7)	15,250,382	15,250,382

		15,250,382

REPURCHASE AGREEMENTS—6.20% (4)
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $247,432,762 and effective yields of 3.75% - 3.88%. (8)	$247,353,210	247,353,210
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $186,557,079 and an effective yield of 3.90%. (8)	186,496,468	186,496,468

		433,849,678
TIME DEPOSITS—0.63% (4)
Chase Bank USA N.A.
3.88%, 10/03/05	8,553,631	8,553,631
Lloyds TSB Bank PLC
3.90%, 10/03/05	7,852,483	7,852,483
Rabobank Nederland NV
3.89%, 10/03/05	27,483,690	27,483,690

		43,889,804
VARIABLE & FLOATING RATE NOTES—10.36% (4)
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (5)	14,605,618	14,605,696
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	27,091,066	27,091,028
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	12,956,597	12,956,597
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	17,668,087	17,668,911
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (5)	23,950,073	23,967,475
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (5)	5,104,114	5,104,114
Bank of America N.A.
3.81%, 08/10/06	39,262,414	39,262,414
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (5)	27,012,541	27,011,809
BMW US Capital LLC
3.74%, 09/15/06 (5)	7,852,483	7,852,483
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	14,919,717	14,919,108
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (5)	21,123,179	21,122,402
Commodore CDO Ltd.
3.91%, 06/13/06 (5)	1,963,121	1,963,121
Credit Suisse First Boston
3.77%, 07/19/06	19,631,207	19,631,207
DEPFA Bank PLC
3.88%, 09/15/06	7,852,483	7,852,483
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (5)	12,485,448	12,485,991
Eli Lilly Services Inc.
3.66%, 09/01/06 (5)	7,852,483	7,852,483
Fairway Finance LLC
3.78%, 01/20/06	3,926,241	3,926,182
Fifth Third Bancorp
3.79%, 09/22/06 (5)	15,704,966	15,704,966

Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (5)	5,496,738	5,496,830
General Electric Capital Corp.
3.80%, 10/06/06	3,533,617	3,536,865
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	1,963,121	1,963,121
Hartford Life Global Funding Trust
3.76%, 08/15/06	7,852,483	7,852,483
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (5)	23,557,449	23,557,449
HSBC Bank USA N.A.
3.95%, 05/04/06	2,748,369	2,749,673
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (5)	22,772,200	22,772,391
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (5)	30,624,683	30,627,375
Lothian Mortgages PLC
3.82%, 01/24/06	7,852,483	7,852,483
Marshall & Ilsley Bank
3.90%, 02/20/06	7,852,483	7,856,109
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (5)	15,704,966	15,711,268
Natexis Banques Populaires
3.80%, 10/16/06 (5)	5,889,362	5,889,362
National City Bank (Ohio)
3.62%, 01/06/06	3,926,241	3,925,933
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (5)	29,054,187	29,056,578
Nordea Bank AB
3.71%, 08/11/06 (5)	13,741,845	13,741,845
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (5)	25,127,945	25,128,346
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (5)	21,358,753	21,358,761
Principal Life Income Funding Trusts
3.74%, 05/10/06	5,889,362	5,889,548
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	26,207,662	26,202,472
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (5)	6,674,610	6,674,343
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (5)	35,022,074	35,022,081
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (5)	7,852,483	7,852,483
Strips III LLC
3.88%, 07/24/06 (5) (9)	2,257,545	2,257,545
SunTrust Bank
3.63%, 04/28/06	11,778,724	11,778,724
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (5)	17,511,037	17,509,254
Toyota Motor Credit Corp.
3.87%, 04/10/06	3,533,617	3,533,590
Unicredito Italiano SpA
3.80%, 06/14/06	10,208,228	10,205,709
Union Hamilton Special Funding LLC
4.00%, 03/28/06	7,852,483	7,852,483
US Bank N.A.
3.77%, 09/29/06	3,533,617	3,532,701
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (5)	18,135,313	18,135,313
Wells Fargo & Co.
3.76%, 09/15/06 (5)	3,926,241	3,926,598

WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (5)	17,668,086	17,667,091
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (5)	20,102,356	20,101,751
Winston Funding Ltd.
3.71%, 10/23/05 (5)	5,606,673	5,606,673
World Savings Bank
3.69%, 03/09/06	11,778,724	11,778,446

		725,582,147

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,027,231,077)		2,027,231,077

TOTAL INVESTMENTS IN SECURITIES—128.94% (Cost: $9,640,401,256)		9,026,014,521
Other Assets, Less Liabilities—(28.94)%		(2,025,790,565)

NET ASSETS—100.00%		$7,000,223,956

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(5)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—99.95%
ADVERTISING—0.50%
ADVO Inc. (1)	107,344	$3,358,794
Catalina Marketing Corp. (1)	104,576	2,378,058
Greenfield Online Inc. (2)	56,936	309,732
Marchex Inc. Class B (1) (2)	68,008	1,126,212
ValueVision Media Inc. Class A (2)	68,951	782,594
Ventiv Health Inc. (2)	91,930	2,409,485

		10,364,875
AEROSPACE & DEFENSE—1.38%
AAR Corp. (1) (2)	70,088	1,204,112
ARGON ST Inc. (2)	30,193	885,863
BE Aerospace Inc. (2)	194,969	3,230,636
Curtiss-Wright Corp.	5,566	343,478
DRS Technologies Inc. (1)	43,684	2,156,242
EDO Corp.	54,488	1,636,275
Engineered Support Systems Inc.	142,309	5,840,361
GenCorp Inc. (1) (2)	186,938	3,486,394
HEICO Corp. (1)	59,057	1,370,122
Herley Industries Inc. (2)	2,717	50,618
Innovative Solutions & Support Inc. (1) (2)	45,832	711,771
K&F Industries Holdings Inc. (2)	38,028	636,208
Moog Inc. Class A (2)	13,987	412,896
MTC Technologies Inc. (2)	34,539	1,104,557
Orbital Sciences Corp. (1) (2)	52,508	656,350
Teledyne Technologies Inc. (2)	107,294	3,698,424
United Industrial Corp. (1)	33,446	1,195,694

		28,620,001
AGRICULTURE—0.22%
Alico Inc.	13,163	675,262
Delta & Pine Land Co.	80,030	2,113,592
Maui Land & Pineapple Co. Inc. (2)	11,910	357,657
Tejon Ranch Co. (2)	29,892	1,404,924

		4,551,435
AIRLINES—0.54%
AirTran Holdings Inc. (1) (2)	297,012	3,760,172
Continental Airlines Inc. Class B (1) (2)	228,086	2,203,311
Delta Air Lines Inc. (1) (2)	289,693	217,270
ExpressJet Holdings Inc. (2)	150,890	1,353,483
Frontier Airlines Inc. (2)	19,633	192,011
Mesa Air Group Inc. (1) (2)	49,906	411,724
Pinnacle Airlines Corp. (2)	65,888	428,272
Republic Airways Holdings Inc. (2)	12,239	175,140
SkyWest Inc.	60,441	1,621,028
World Air Holdings Inc. (2)	80,891	857,445

		11,219,856

APPAREL—0.96%
Carter’s Inc. (1) (2)	62,909	3,573,231
Cherokee Inc.	24,162	845,187
Deckers Outdoor Corp. (1) (2)	28,376	682,727
DHB Industries Inc. (2)	95,180	398,804
Guess? Inc. (1) (2)	54,713	1,172,500
Gymboree Corp. (1) (2)	39,556	539,544
K-Swiss Inc. Class A	70,230	2,076,701
Maidenform Brands Inc. (2)	24,469	336,449
Oxford Industries Inc. (1)	31,760	1,433,011
Phillips-Van Heusen Corp.	97,938	3,038,037
Skechers U.S.A. Inc. Class A (2)	15,272	250,003
Volcom Inc. (2)	9,180	257,132
Warnaco Group Inc. (The) (2)	88,759	1,944,710
Wolverine World Wide Inc.	160,679	3,382,293

		19,930,329
AUTO MANUFACTURERS—0.17%
A.S.V. Inc. (1) (2)	60,755	1,376,101
Wabash National Corp. (1)	106,717	2,098,056

		3,474,157
AUTO PARTS & EQUIPMENT—0.11%
Accuride Corp. (2)	18,132	250,403
Commercial Vehicle Group Inc. (2)	16,363	342,641
Keystone Automotive Industries Inc. (2)	34,986	1,007,947
Noble International Ltd.	17,807	430,217
Titan International Inc.	4,915	67,483
Visteon Corp.	29,732	290,779

		2,389,470
BANKS—4.21%
Amegy Bancorporation Inc.	84,732	1,917,485
Ames National Corp. (1)	28,950	799,020
Arrow Financial Corp.	28,980	785,935
Bank of the Ozarks Inc. (1)	39,186	1,345,255
BankFinancial Corp. (2)	25,034	355,483
Boston Private Financial Holdings Inc.	6,730	178,614
Camden National Corp.	5,479	206,394
Capital Corp of the West	5,639	172,271
Capital Crossing Bank (2)	5,890	204,619
Cardinal Financial Corp. (2)	24,395	235,412
Cascade Bancorp (1)	58,133	1,214,398
Cathay General Bancorp	103,009	3,652,699
Center Financial Corp. (1)	38,322	900,567
Central Coast Bancorp (2)	22,806	485,996
City Holding Co.	10,803	386,315
Coastal Financial Corp.	49,168	738,503
CoBiz Inc. (1)	50,447	938,819
Colony Bankcorp Inc. (1)	18,385	497,498
Columbia Bancorp	5,641	226,712
Commercial Bankshares Inc. (1)	16,235	610,274
Community Bancorp (2)	16,273	536,846
Community Banks Inc.	37,056	1,041,644
Corus Bankshares Inc.	50,810	2,785,912
CVB Financial Corp. (1)	126,103	2,345,516
Enterprise Financial Services Corp. (1)	26,781	568,293
EuroBancshares Inc. (2)	26,150	389,896
First BanCorp (Puerto Rico) (1)	19,230	325,372
First Busey Corp. Class A (1)	48,105	936,604
First Financial Bankshares Inc. (1)	3,851	134,130
First Midwest Bancorp Inc.	67,503	2,513,812
First Regional Bancorp (2)	8,365	659,078

First Republic Bank	8,613	303,436
First South Bancorp Inc. (1)	16,811	559,974
First State Bancorp	9,329	197,682
Frontier Financial Corp.	21,771	631,359
Glacier Bancorp Inc.	39,497	1,219,272
Great Southern Bancorp Inc. (1)	16,670	498,766
Hanmi Financial Corp.	41,603	746,774
Harleysville National Corp.	49,134	1,078,491
Heritage Commerce Corp.	25,596	532,397
Hudson United Bancorp	53,904	2,281,756
Independent Bank Corp. (Michigan)	13,204	383,433
Macatawa Bank Corp.	34,988	1,196,939
Main Street Banks Inc.	4,431	118,751
MB Financial Inc.	31,272	1,218,983
MBT Financial Corp.	15,885	292,761
Mercantile Bank Corp.	21,348	913,481
Midwest Banc Holdings Inc.	11,853	274,041
Nara Bancorp Inc. (1)	64,087	958,101
Northern Empire Bancshares (2)	7,701	191,909
Old Second Bancorp Inc.	46,491	1,387,291
Pacific Capital Bancorp	78,422	2,610,668
Park National Corp.	7,531	815,381
Peapack-Gladstone Financial Corp. (1)	21,345	585,707
Pennsylvania Commerce Bancorp Inc. (1) (2)	15,284	545,333
Pinnacle Financial Partners Inc. (2)	25,182	634,083
Placer Sierra Bancshares	8,965	246,269
Preferred Bank	14,321	575,561
PremierWest Bancorp (2)	25,596	386,500
PrivateBancorp Inc. (1)	56,788	1,946,693
Republic Bancorp Inc.	15,112	213,684
S&T Bancorp Inc. (1)	19,824	749,347
Sandy Spring Bancorp Inc.	6,077	204,795
Seacoast Banking Corp. of Florida	17,889	419,139
Security Bank Corp.	4,618	114,942
Sierra Bancorp	13,474	307,207
Signature Bank (2)	7,180	193,788
Southside Bancshares Inc.	19,791	376,227
State Bancorp Inc.	1,511	27,077
State Financial Services Corp. Class A	16,835	614,814
Sterling Bancorp	10,165	228,814
Suffolk Bancorp (1)	36,722	1,171,799
Summit Bancshares Inc.	16,889	310,251
SVB Financial Group (1) (2)	121,916	5,929,994
SY Bancorp Inc.	17,497	416,079
Texas Capital Bancshares Inc. (2)	76,849	1,625,356
Texas Regional Bancshares Inc. Class A	22,045	634,676
TriCo Bancshares	4,748	102,177
TrustCo Bank Corp. NY (1)	257,361	3,224,733
UCBH Holdings Inc. (1)	314,340	5,758,709
United Community Banks Inc.	16,281	464,008
United Security Bancshares Inc.	18,447	506,186
Univest Corp. of Pennsylvania	39,744	1,098,922
USB Holding Co. Inc.	2,036	46,409
Vineyard National Bancorp (1)	26,866	793,890
Virginia Commerce Bancorp Inc. (2)	31,586	855,349
Washington Trust Bancorp Inc.	4,367	118,739
West Bancorporation	57,798	1,070,419
Westamerica Bancorp	65,851	3,401,204
Western Alliance Bancorp (2)	3,696	103,858
Western Sierra Bancorp (2)	5,422	186,734
Wilshire Bancorp Inc.	52,742	806,953
Wintrust Financial Corp. (1)	69,311	3,483,571
Yardville National Bancorp	16,001	564,035

		87,545,049

BEVERAGES—0.27%
Boston Beer Co. Inc. Class A (2)	25,162	629,050
Coca-Cola Bottling Co. Consolidated	9,724	475,893
Green Mountain Coffee Roasters Inc. (2)	15,329	533,143
Hansen Natural Corp. (1) (2)	51,230	2,411,908
National Beverage Corp. (2)	9,065	70,344
Peet’s Coffee & Tea Inc. (1) (2)	47,074	1,441,406

		5,561,744
BIOTECHNOLOGY—3.41%
Aastrom Biosciences Inc. (1) (2)	353,056	829,681
Alexion Pharmaceuticals Inc. (2)	105,239	2,913,016
ARIAD Pharmaceuticals Inc. (1) (2)	206,085	1,531,212
Barrier Therapeutics Inc. (2)	51,686	433,646
Cell Genesys Inc. (1) (2)	132,196	724,434
Coley Pharmaceutical Group Inc. (2)	18,771	341,632
CoTherix Inc. (2)	43,350	604,732
CuraGen Corp. (1) (2)	159,592	789,980
Curis Inc. (2)	162,598	746,325
deCODE genetics Inc. (1) (2)	187,647	1,574,358
Digene Corp. (1) (2)	51,495	1,467,607
Diversa Corp. (2)	57,353	332,074
Encysive Pharmaceuticals Inc. (1) (2)	199,057	2,344,891
Enzo Biochem Inc. (1) (2)	93,966	1,443,318
Enzon Pharmaceuticals Inc. (2)	88,072	583,917
Exelixis Inc. (2)	283,623	2,175,388
Genitope Corp. (1) (2)	80,233	556,817
Geron Corp. (1) (2)	219,258	2,251,780
GTx Inc. (2)	27,098	252,282
Human Genome Sciences Inc. (2)	448,756	6,098,594
ICOS Corp. (1) (2)	218,807	6,043,449
Illumina Inc. (1) (2)	123,832	1,586,288
Immunogen Inc. (2)	141,403	1,037,898
Incyte Corp. (1) (2)	285,183	1,340,360
Integra LifeSciences Holdings Corp. (1) (2)	70,451	2,695,455
InterMune Inc. (1) (2)	86,414	1,430,152
Keryx Biopharmaceuticals Inc. (1) (2)	94,362	1,487,145
Lexicon Genetics Inc. (2)	220,017	875,668
LifeCell Corp. (2)	109,674	2,372,249
Marshall Edwards Inc. (1) (2)	27,143	157,701
Martek Biosciences Corp. (1) (2)	107,482	3,775,843
Momenta Pharmaceuticals Inc. (1) (2)	32,411	883,200
Monogram Biosciences Inc. (2)	418,301	983,007
Myogen Inc. (2)	70,896	1,666,056
Myriad Genetics Inc. (1) (2)	105,698	2,310,558
Nektar Therapeutics (2)	290,968	4,931,908
Northfield Laboratories Inc. (1) (2)	81,381	1,049,815
Orchid Cellmark Inc. (2)	82,664	702,644
Seattle Genetics Inc. (2)	46,333	243,248
Serologicals Corp. (1) (2)	67,330	1,518,965
StemCells Inc. (1) (2)	214,707	1,185,183
Stratagene Corp. (2)	26,279	236,774
SuperGen Inc. (2)	174,621	1,100,112
Telik Inc. (1) (2)	177,873	2,910,002
Tercica Inc. (2)	38,776	437,393

		70,956,757
BUILDING MATERIALS—1.23%
Aaon Inc. (2)	30,447	559,616
Apogee Enterprises Inc.	23,362	399,490
Builders FirstSource Inc. (2)	16,373	365,609

Drew Industries Inc. (1) (2)	52,252	1,348,624
Eagle Materials Inc. (1)	63,000	7,646,310
ElkCorp	69,310	2,479,219
Genlyte Group Inc. (The) (2)	17,395	836,352
Interline Brands Inc. (2)	43,027	903,997
Lennox International Inc.	121,024	3,317,268
NCI Building Systems Inc. (1) (2)	47,738	1,947,233
Simpson Manufacturing Co. Inc. (1)	124,678	4,879,897
Trex Co. Inc. (1) (2)	39,605	950,520

		25,634,135
CHEMICALS—0.91%
American Vanguard Corp. (1)	36,974	676,994
Balchem Corp.	26,572	732,059
CF Industries Holdings Inc. (2)	66,272	981,488
Georgia Gulf Corp.	59,483	1,432,351
Grace (W.R.) & Co. (1) (2)	105,456	943,831
Hercules Inc. (2)	229,690	2,806,812
Kronos Worldwide Inc.	11,925	378,499
MacDermid Inc.	103,888	2,728,099
NL Industries Inc.	14,990	281,662
Olin Corp. (1)	113,804	2,161,138
Pioneer Companies Inc. (2)	17,961	432,142
Rockwood Holdings Inc. (2)	32,613	621,278
Symyx Technologies Inc. (1) (2)	111,824	2,920,843
UAP Holding Corp.	77,703	1,406,424
Zoltek Companies Inc. (1) (2)	37,535	493,585

		18,997,205
COAL—0.29%
Alpha Natural Resources Inc. (2)	101,177	3,039,357
Foundation Coal Holdings Inc.	45,155	1,736,210
James River Coal Co. (2)	26,712	1,348,155

		6,123,722
COMMERCIAL SERVICES—5.94%
Aaron Rents Inc.	134,224	2,838,838
Administaff Inc.	67,596	2,686,265
Advance America Cash Advance Centers Inc.	235,019	3,114,002
Advisory Board Co. (The) (1) (2)	65,679	3,417,935
AMN Healthcare Services Inc. (2)	39,122	605,217
Arbitron Inc.	77,252	3,077,720
Bankrate Inc. (1) (2)	32,658	895,809
Bowne & Co. Inc.	46,627	666,300
Bright Horizons Family Solutions Inc. (2)	92,974	3,570,202
CDI Corp. (1)	22,462	663,527
Cenveo Inc. (2)	168,339	1,745,675
Chemed Corp.	86,556	3,751,337
Clark Inc.	8,877	149,400
Coinstar Inc. (1) (2)	8,864	164,073
Consolidated Graphics Inc. (2)	33,712	1,451,302
Corinthian Colleges Inc. (2)	311,406	4,132,358
Corrections Corp. of America (1) (2)	91,717	3,641,165
CorVel Corp. (2)	10,967	262,769
CoStar Group Inc. (1) (2)	55,760	2,605,107
CRA International Inc. (1) (2)	37,984	1,583,553
Cross Country Healthcare Inc. (2)	26,144	485,233
DeVry Inc. (2)	199,304	3,796,741
DiamondCluster International Inc. Class A (2)	101,997	773,137
Educate Inc. (2)	62,407	936,105
Escala Group Inc. (1) (2)	19,980	332,667
Euronet Worldwide Inc. (1) (2)	106,373	3,147,577
Exponent Inc. (2)	2,092	65,668

First Advantage Corp. Class A (2)	7,980	234,612
Forrester Research Inc. (2)	9,277	193,147
FTI Consulting Inc. (2)	21,354	539,402
Gartner Inc. (2)	159,729	1,867,232
Geo Group Inc. (The) (2)	2,751	72,901
Gevity HR Inc. (1)	95,133	2,591,423
Healthcare Services Group Inc. (1)	91,739	1,765,976
Heartland Payment Systems Inc. (2)	3,470	82,794
Heidrick & Struggles International Inc. (2)	47,859	1,549,674
Hudson Highland Group Inc. (2)	71,182	1,777,415
Huron Consulting Group Inc. (2)	23,063	618,550
iPayment Holdings Inc. (2)	42,313	1,601,124
Jackson Hewitt Tax Service Inc. (1)	129,118	3,087,211
Kenexa Corp. (2)	9,759	122,183
Kforce Inc. (1) (2)	78,756	811,187
Korn/Ferry International (1) (2)	117,109	1,919,417
Labor Ready Inc. (2)	182,961	4,692,950
Landauer Inc.	19,763	968,387
Learning Tree International Inc. (1) (2)	30,140	397,848
LECG Corp. (2)	50,976	1,172,448
Lincoln Educational Services Corp. (2)	14,078	165,980
McGrath RentCorp	70,674	2,002,194
Midas Inc. (2)	54,908	1,091,571
Monro Muffler Brake Inc.	21,283	559,104
Morningstar Inc. (2)	29,354	939,328
MPS Group Inc. (2)	135,859	1,603,136
Navigant Consulting Inc. (2)	167,602	3,211,254
Odyssey Marine Exploration Inc. (2)	123,293	454,951
PAREXEL International Corp. (2)	19,607	393,905
PRA International (2)	35,934	1,089,160
Pre-Paid Legal Services Inc. (1)	33,609	1,300,668
PRG-Schultz International Inc. (2)	116,763	351,457
Providence Service Corp. (The) (2)	32,511	994,511
QC Holdings Inc. (1) (2)	25,885	337,540
Rent-Way Inc. (1) (2)	48,511	333,271
Resources Connection Inc. (2)	163,529	4,845,364
Rollins Inc.	98,700	1,926,624
Senomyx Inc. (2)	72,621	1,236,736
SFBC International Inc. (1) (2)	62,705	2,783,475
Sotheby’s Holdings Inc. Class A (2)	125,155	2,092,592
Source Interlink Companies Inc. (1) (2)	18,804	207,972
Spherion Corp. (2)	125,695	955,282
Strayer Education Inc.	50,310	4,755,301
TeleTech Holdings Inc. (1) (2)	96,367	965,597
TNS Inc. (2)	36,277	879,717
Universal Technical Institute Inc. (1) (2)	73,383	2,613,169
Valassis Communications Inc. (1) (2)	123,508	4,814,342
Watson Wyatt & Co. Holdings	61,612	1,660,443
Wright Express Corp. (2)	111,003	2,396,555

		123,586,762
COMPUTERS—2.89%
Agilysys Inc.	5,705	96,072
Ansoft Corp. (2)	21,864	636,242
Anteon International Corp. (1) (2)	95,115	4,067,117
Catapult Communications Corp. (2)	21,396	392,403
CIBER Inc. (1) (2)	76,330	567,132
COMSYS IT Partners Inc. (2)	43,510	531,257
Covansys Corp. (2)	15,808	252,296
CyberGuard Corp. (2)	73,269	604,469
FactSet Research Systems Inc. (1)	117,473	4,139,749
Gateway Inc. (1) (2)	881,477	2,379,988
Henry (Jack) & Associates Inc.	248,449	4,819,911

Hutchinson Technology Inc. (2)	17,617	460,156
iGATE Corp. (2)	3,736	13,562
Intergraph Corp. (1) (2)	28,317	1,266,053
InterVoice-Brite Inc. (2)	130,856	1,179,013
Kanbay International Inc. (2)	85,030	1,598,564
Komag Inc. (1) (2)	44,896	1,434,876
Kronos Inc. (2)	110,210	4,919,774
Lexar Media Inc. (1) (2)	275,137	1,760,877
Manhattan Associates Inc. (2)	91,907	2,132,242
Maxtor Corp. (1) (2)	821,351	3,613,944
Mentor Graphics Corp. (1) (2)	102,191	878,843
Mercury Computer Systems Inc. (1) (2)	71,795	1,884,619
MICROS Systems Inc. (2)	130,676	5,717,075
Mobility Electronics Inc. (1) (2)	92,909	990,410
MTS Systems Corp.	48,443	1,829,692
Ness Technologies Inc. (2)	21,993	219,930
NetScout Systems Inc. (2)	48,237	261,927
Palm Inc. (2)	13,329	377,611
PAR Technology Corp. (2)	14,016	322,368
Perot Systems Corp. Class A (2)	39,024	552,190
Rackable Systems Inc. (2)	12,675	166,803
Radiant Systems Inc. (2)	78,824	813,464
RadiSys Corp. (1) (2)	27,762	538,583
Rimage Corp. (2)	32,719	872,616
SI International Inc. (2)	23,489	727,454
Silicon Storage Technology Inc. (2)	81,287	437,324
Stratasys Inc. (1) (2)	35,855	1,064,893
Sykes Enterprises Inc. (2)	30,043	357,512
Synaptics Inc. (1) (2)	75,594	1,421,167
Syntel Inc.	26,386	514,263
TALX Corp.	53,962	1,769,414
3D Systems Corp. (1) (2)	41,769	928,525
Tyler Technologies Inc. (2)	69,357	574,276

		60,086,656
COSMETICS & PERSONAL CARE—0.17%
Chattem Inc. (1) (2)	49,724	1,765,202
Elizabeth Arden Inc. (2)	36,948	797,338
Inter Parfums Inc. (1)	14,463	284,776
Parlux Fragrances Inc. (1) (2)	21,555	628,113

		3,475,429
DISTRIBUTION & WHOLESALE—1.39%
Aviall Inc. (1) (2)	114,929	3,882,302
Beacon Roofing Supply Inc. (2)	56,955	1,860,720
Bell Microproducts Inc. (2)	55,844	560,115
BlueLinx Holdings Inc.	25,608	344,172
Brightpoint Inc. (2)	31,149	596,192
Building Materials Holdings Corp.	12,913	1,203,362
Central European Distribution Corp. (1) (2)	47,081	2,005,180
Hughes Supply Inc.	39,015	1,271,889
Huttig Building Products Inc. (2)	13,509	122,256
LKQ Corp. (2)	48,620	1,468,324
MWI Veterinary Supply Inc. (2)	9,009	179,730
Navarre Corp. (1) (2)	88,734	513,770
NuCo2 Inc. (1) (2)	36,917	950,613
Owens & Minor Inc.	80,218	2,354,398
ScanSource Inc. (1) (2)	43,403	2,115,462
United Stationers Inc. (2)	36,652	1,754,165
Watsco Inc.	73,700	3,914,207
WESCO International Inc. (2)	110,156	3,730,984

		28,827,841

DIVERSIFIED FINANCIAL SERVICES—1.75%
Accredited Home Lenders Holding Co. (1) (2)	39,823	1,400,177
Advanta Corp. Class B (1)	4,345	122,659
Archipelago Holdings Inc. (1) (2)	69,444	2,767,343
Asset Acceptance Capital Corp. (2)	30,858	924,814
Asta Funding Inc. (1)	35,654	1,082,455
BKF Capital Group Inc.	23,522	727,535
Calamos Asset Management Inc. Class A	79,075	1,951,571
Cohen & Steers Inc.	25,063	501,260
Collegiate Funding Services LLC (2)	50,935	754,347
CompuCredit Corp. (1) (2)	26,958	1,197,474
Delta Financial Corp. (1)	993	7,249
Doral Financial Corp. (1)	38,232	499,692
Encore Capital Group Inc. (2)	41,790	745,534
GAMCO Investors Inc. Class A	11,314	518,747
GFI Group Inc. (2)	20,216	832,293
Greenhill & Co. Inc.	41,276	1,720,796
International Securities Exchange Inc. (2)	38,860	909,324
MarketAxess Holdings Inc. (1) (2)	29,256	397,882
Marlin Business Services Corp. (2)	20,907	481,697
Metris Companies Inc. (2)	21,325	311,985
Nasdaq Stock Market Inc. (The) (2)	103,904	2,633,966
National Financial Partners Corp. (1)	121,171	5,469,659
optionsXpress Holdings Inc.	71,293	1,357,419
Portfolio Recovery Associates Inc. (1) (2)	53,559	2,312,678
Sanders Morris Harris Group Inc.	7,461	121,987
TradeStation Group Inc. (2)	67,608	685,545
United PanAm Financial Corp. (2)	17,324	432,580
Waddell & Reed Financial Inc. Class A (1)	199,565	3,863,578
World Acceptance Corp. (2)	65,505	1,664,482

		36,396,728
ELECTRIC—0.06%
MGE Energy Inc.	18,682	682,080
Ormat Technologies Inc.	25,013	553,538

		1,235,618
ELECTRICAL COMPONENTS & EQUIPMENT—0.85%
Advanced Energy Industries Inc. (2)	94,354	1,015,249
American Superconductor Corp. (1) (2)	109,824	1,136,678
Artesyn Technologies Inc. (1) (2)	110,084	1,023,781
China Energy Savings Technology Inc. (1) (2)	3,394	20,398
Color Kinetics Inc. (2)	45,258	678,870
Energy Conversion Devices Inc. (1) (2)	69,101	3,101,253
General Cable Corp. (1) (2)	41,686	700,325
GrafTech International Ltd. (2)	147,647	801,723
Greatbatch Inc. (1) (2)	61,904	1,698,646
Intermagnetics General Corp. (1) (2)	96,007	2,682,436
Littelfuse Inc. (2)	33,177	933,269
Medis Technologies Ltd. (1) (2)	51,133	917,837
Power-One Inc. (2)	31,550	174,787
Ultralife Batteries Inc. (1) (2)	50,194	648,506
Universal Display Corp. (1) (2)	81,277	906,239
Valence Technology Inc. (1) (2)	72,019	195,171
Vicor Corp.	65,085	986,038

		17,621,206
ELECTRONICS—2.31%
American Science & Engineering Inc. (2)	27,898	1,829,830
Badger Meter Inc.	12,038	473,575
Bei Technologies Inc.	42,233	1,477,733
Benchmark Electronics Inc. (2)	76,827	2,314,029
Brady Corp. Class A	71,704	2,218,522

Cogent Inc. (1) (2)	81,840	1,943,700
CTS Corp. (1)	60,656	733,938
Cymer Inc. (1) (2)	104,190	3,263,231
Daktronics Inc.	51,872	1,243,891
Dionex Corp. (2)	69,686	3,780,465
Excel Technology Inc. (2)	29,518	758,317
Fargo Electronics (2)	43,501	759,962
FARO Technologies Inc. (2)	39,214	764,281
FEI Co. (1) (2)	70,834	1,363,554
Identix Inc. (1) (2)	305,649	1,436,550
II-VI Inc. (2)	79,392	1,408,414
International DisplayWorks Inc. (1) (2)	108,966	647,258
Ionatron Inc. (1) (2)	81,739	823,929
Itron Inc. (2)	79,865	3,646,636
Keithley Instruments Inc.	38,263	558,640
KEMET Corp. (2)	50,243	421,036
LaBarge Inc. (2)	34,719	448,569
Lo-Jack Corp. (2)	58,152	1,229,333
Measurements Specialties Inc. (2)	40,609	860,911
Methode Electronics Inc.	75,099	865,140
Metrologic Instruments Inc. (2)	40,813	742,388
Molecular Devices Corp. (1) (2)	39,567	826,555
Multi-Fineline Electronix Inc. (2)	23,872	698,733
OSI Systems Inc. (1) (2)	17,255	272,629
Paxar Corp. (2)	9,213	155,239
Photon Dynamics Inc. (1) (2)	51,831	992,564
Plexus Corp. (1) (2)	86,463	1,477,653
Rogers Corp. (1) (2)	56,279	2,177,997
Sonic Solutions Inc. (1) (2)	83,720	1,799,980
Spatialight Inc. (1) (2)	101,203	444,281
Sypris Solutions Inc.	6,012	64,569
Taser International Inc. (1) (2)	210,125	1,296,471
TTM Technologies Inc. (2)	70,819	506,356
Viisage Technology Inc. (1) (2)	66,884	277,569
Watts Water Technologies Inc. Class A	10,257	295,914
X-Rite Inc.	66,091	819,528

		48,119,870
ENERGY - ALTERNATE SOURCES—0.87%
Covanta Holding Corp. (2)	368,623	4,950,607
Evergreen Solar Inc. (1) (2)	135,929	1,268,218
Headwaters Inc. (1) (2)	141,637	5,297,224
KFx Inc. (1) (2)	201,528	3,450,159
Pacific Ethanol Inc. (1) (2)	6,222	64,211
Plug Power Inc. (1) (2)	171,743	1,167,852
Syntroleum Corp. (2)	134,729	1,961,654

		18,159,925
ENGINEERING & CONSTRUCTION—0.06%
Infrasource Services Inc. (2)	21,836	317,714
Insituform Technologies Inc. Class A (1) (2)	4,901	84,738
Layne Christensen Co. (2)	4,239	99,828
Perini Corp. (2)	35,509	646,264

		1,148,544
ENTERTAINMENT—0.83%
Alliance Gaming Corp. (2)	174,328	1,891,459
Argosy Gaming Co. (2)	90,656	4,259,925
Bluegreen Corp. (2)	15,531	274,122
Churchill Downs Inc.	2,255	79,647
Dover Downs Gaming & Entertainment Inc.	33,236	452,010
Great Wolf Resorts Inc. (2)	56,792	587,229
Isle of Capri Casinos Inc. (1) (2)	48,461	1,036,096

Macrovision Corp. (2)	173,284	3,309,724
Mikohn Gaming Corp. (2)	83,007	1,103,163
Pinnacle Entertainment Inc. (2)	16,043	294,068
Shuffle Master Inc. (1) (2)	121,529	3,212,012
Speedway Motorsports Inc.	10,489	381,065
Sunterra Corp. (2)	32,255	423,508

		17,304,028
ENVIRONMENTAL CONTROL—0.92%
Aleris International Inc. (2)	105,559	2,897,595
American Ecology Corp.	41,719	818,527
Casella Waste Systems Inc. Class A (2)	3,706	48,660
Clean Harbors Inc. (2)	51,877	1,761,224
Darling International Inc. (2)	222,265	784,595
Duratek Inc. (2)	47,971	876,910
Mine Safety Appliances Co. (1)	98,754	3,821,780
Tetra Tech Inc. (1) (2)	148,621	2,499,805
Waste Connections Inc. (1) (2)	160,398	5,626,762

		19,135,858
FOOD—0.63%
Arden Group Inc. Class A	4,654	350,260
Diamond Foods Inc. (2)	4,843	82,815
Flowers Foods Inc.	30,818	840,715
Gold Kist Inc. (2)	41,126	804,013
Great Atlantic & Pacific Tea Co. (2)	31,633	897,112
J&J Snack Foods Corp.	2,789	161,204
Lance Inc.	19,539	341,151
Pathmark Stores Inc. (2)	84,689	954,445
Premium Standard Farms Inc.	8,295	122,932
Sanderson Farms Inc.	4,338	161,200
Seaboard Corp. (1)	484	664,532
Spartan Stores Inc. (2)	46,359	477,498
Tootsie Roll Industries Inc. (1)	31,669	1,005,491
United Natural Foods Inc. (1) (2)	140,414	4,965,039
Wild Oats Markets Inc. (1) (2)	98,693	1,269,192

		13,097,599
FOREST PRODUCTS & PAPER—0.09%
Deltic Timber Corp.	34,456	1,586,699
Neenah Paper Inc.	3,118	91,357
Xerium Technologies Inc.	18,618	213,735

		1,891,791
GAS—0.01%
EnergySouth Inc.	2,031	56,035
New Jersey Resources Corp.	5,000	229,900

		285,935
HAND & MACHINE TOOLS—0.35%
Baldor Electric Co. (1)	83,369	2,113,404
Franklin Electric Co. Inc. (1)	76,102	3,149,862
Lincoln Electric Holdings Inc.	12,024	473,746
Regal-Beloit Corp. (1)	46,118	1,496,068

		7,233,080
HEALTH CARE - PRODUCTS—5.92%
Abaxis Inc. (2)	67,098	875,629
ABIOMED Inc. (2)	65,876	663,371
Adeza Biomedical Corp. (2)	14,814	257,912
Advanced Neuromodulation Systems Inc. (1) (2)	68,053	3,229,795
Align Technology Inc. (1) (2)	212,089	1,425,238
American Medical Systems Holdings Inc. (2)	237,345	4,782,502

AngioDynamics Inc. (2)	8,446	177,366
Animas Corp. (2)	42,219	662,838
Arrow International Inc.	72,610	2,047,602
ArthroCare Corp. (1) (2)	83,048	3,340,191
Aspect Medical Systems Inc. (1) (2)	55,914	1,656,732
Biosite Inc. (1) (2)	58,006	3,588,251
Bruker BioSciences Corp. (2)	105,806	463,430
Candela Corp. (1) (2)	77,647	762,494
Cantel Medical Corp. (2)	38,944	819,382
Cepheid Inc. (1) (2)	146,694	1,084,069
Cyberonics Inc. (2)	72,825	2,173,098
DexCom Inc. (2)	14,467	168,107
Diagnostic Products Corp.	78,431	4,135,667
DJ Orthopedics Inc. (1) (2)	51,425	1,488,239
Encore Medical Corp. (2)	99,688	468,534
EPIX Pharmaceuticals Inc. (1) (2)	78,399	603,672
ev3 Inc. (2)	28,390	532,312
FoxHollow Technologies Inc. (1) (2)	47,745	2,273,139
Haemonetics Corp. (2)	88,961	4,228,316
HealthTronics Inc. (2)	104,407	1,039,894
Hologic Inc. (2)	68,518	3,956,914
ICU Medical Inc. (2)	27,517	791,389
Immucor Inc. (2)	156,165	4,285,168
IntraLase Corp. (2)	44,720	657,831
Intuitive Surgical Inc. (1) (2)	119,314	8,744,523
Inverness Medical Innovations Inc. (1) (2)	4,930	130,793
IRIS International Inc. (2)	56,407	1,040,145
Kensey Nash Corp. (1) (2)	31,710	972,229
Kyphon Inc. (1) (2)	99,504	4,372,206
Laserscope (1) (2)	67,792	1,910,379
LCA-Vision Inc. (1)	69,554	2,581,844
Lifeline Systems Inc. (2)	42,263	1,412,852
Luminex Corp. (2)	86,463	868,089
Mentor Corp. (1)	110,676	6,088,287
Merge Technologies Inc. (2)	59,882	1,023,383
Meridian Bioscience Inc.	63,000	1,304,100
Merit Medical Systems Inc. (1) (2)	46,552	825,832
Micro Therapeutics Inc. (2)	37,185	207,864
Neurometrix Inc. (2)	19,821	590,071
NuVasive Inc. (2)	52,515	984,131
Oakley Inc.	66,896	1,159,977
OraSure Technologies Inc. (2)	153,763	1,449,985
Palomar Medical Technologies Inc. (1) (2)	58,192	1,526,376
PolyMedica Corp.	82,661	2,888,175
PSS World Medical Inc. (1) (2)	221,758	2,958,252
Somanetics Corp. (2)	35,031	875,775
SonoSite Inc. (1) (2)	52,936	1,571,140
Stereotaxis Inc. (2)	49,193	364,520
Steris Corp.	27,598	656,556
SurModics Inc. (1) (2)	51,754	2,002,362
Sybron Dental Specialties Inc. (2)	88,066	3,661,784
Symmetry Medical Inc. (2)	28,776	681,991
ThermoGenesis Corp. (2)	155,942	826,493
Thoratec Corp. (1) (2)	165,227	2,934,432
TriPath Imaging Inc. (2)	103,688	732,037
Ventana Medical Systems Inc. (1) (2)	106,610	4,058,643
Viasys Healthcare Inc. (2)	19,775	494,177
Vital Images Inc. (1) (2)	42,281	941,175
Vital Sign Inc.	15,772	726,931
VNUS Medical Technologies Inc. (2)	17,783	185,299
West Pharmaceutical Services Inc.	106,721	3,166,412
Wright Medical Group Inc. (1) (2)	99,538	2,456,598
Young Innovations Inc.	16,052	607,729
Zoll Medical Corp. (2)	19,622	515,077

		123,137,706

HEALTH CARE - SERVICES—3.20%
Alliance Imaging Inc. (2)	40,359	345,069
Allied Healthcare International Inc. (2)	21,082	119,113
Amedisys Inc. (1) (2)	53,199	2,074,761
America Service Group Inc. (2)	37,894	628,661
American Dental Partners Inc. (2)	14,673	497,708
American Healthways Inc. (1) (2)	113,557	4,814,817
American Retirement Corp. (2)	95,605	1,800,242
AmSurg Corp. (1) (2)	100,930	2,761,445
Apria Healthcare Group Inc. (1) (2)	167,988	5,360,497
Beverly Enterprises Inc. (2)	374,846	4,591,863
Bio-Reference Laboratories Inc. (1) (2)	35,367	611,495
Centene Corp. (2)	143,566	3,593,457
Genesis HealthCare Corp. (2)	4,415	178,013
Gentiva Health Services Inc. (2)	50,696	918,612
Horizon Health Corp. (2)	36,243	984,722
LabOne Inc. (2)	59,863	2,604,040
LHC Group Inc. (2)	13,565	209,579
Magellan Health Services Inc. (2)	9,661	339,584
Matria Healthcare Inc. (2)	70,206	2,650,277
MedCath Corp. (2)	3,314	78,707
Molina Healthcare Inc. (2)	37,529	937,850
National Healthcare Corp.	8,163	285,705
Odyssey Healthcare Inc. (1) (2)	96,614	1,639,540
Option Care Inc. (1)	74,410	1,089,362
PainCare Holdings Inc. (2)	149,718	561,442
Pediatrix Medical Group Inc. (2)	78,670	6,043,429
Psychiatric Solutions Inc. (2)	87,567	4,748,758
Radiation Therapy Services Inc. (2)	37,991	1,210,393
RehabCare Group Inc. (2)	11,715	240,392
Specialty Laboratories Inc. (2)	20,656	273,279
Sunrise Senior Living Inc. (1) (2)	53,192	3,550,034
Symbion Inc. (2)	53,970	1,396,204
U.S. Physical Therapy Inc. (2)	41,054	745,541
United Surgical Partners International Inc. (1) (2)	148,570	5,810,573
VistaCare Inc. Class A (2)	38,086	551,104
Wellcare Health Plans Inc. (2)	63,843	2,365,383

		66,611,651
HOLDING COMPANIES - DIVERSIFIED—0.31%
Resource America Inc. Class A	17,102	303,218
Walter Industries Inc. (1)	124,526	6,091,812

		6,395,030
HOME BUILDERS—0.74%
Brookfield Homes Corp.	50,306	2,793,492
Champion Enterprises Inc. (2)	259,536	3,835,942

Comstock Homebuilding Companies Inc. Class A (2)	17,774	354,058
Fleetwood Enterprises Inc. (2)	58,399	718,308
Orleans Homebuilders Inc. (1)	5,458	134,485
Thor Industries Inc. (1)	118,761	4,037,874
William Lyon Homes Inc. (2)	1,438	223,178
Winnebago Industries Inc. (1)	114,915	3,329,088

		15,426,425
HOME FURNISHINGS—0.37%
American Woodmark Corp. (1)	38,870	1,306,032
Bassett Furniture Industries Inc.	6,552	121,998
DTS Inc. (2)	54,560	918,790

Ethan Allen Interiors Inc.	10,855	340,304
Maytag Corp.	166,516	3,040,582
Stanley Furniture Co. Inc. (1)	3,554	93,079
TiVo Inc. (1) (2)	193,636	1,063,062
Universal Electronics Inc. (2)	45,844	792,643

		7,676,490
HOUSEHOLD PRODUCTS & WARES—1.20%
CNS Inc.	48,621	1,267,549
Fossil Inc. (1) (2)	166,639	3,031,163
Harland (John H.) Co. (1)	84,314	3,743,542
Jarden Corp. (1) (2)	185,851	7,632,901
Playtex Products Inc. (2)	139,521	1,534,731
Prestige Brands Holdings Inc. (2)	26,814	330,348
Tupperware Corp. (1)	118,126	2,690,910
WD-40 Co. (1)	33,166	879,231
Yankee Candle Co. Inc. (The)	155,891	3,819,329

		24,929,704
HOUSEWARES—0.01%
Lifetime Brands Inc. (1)	9,746	261,583

		261,583
INSURANCE—0.37%
American Equity Investment Life Holding Co. (1)	29,637	336,380
Argonaut Group Inc. (1) (2)	50,464	1,363,033
Crawford & Co. Class B	10,882	85,206
Direct General Corp. (1)	3,981	78,545
Enstar Group Inc. (2)	7,270	471,750
Hilb, Rogal & Hobbs Co. (1)	17,465	651,794
James River Group Inc. (2)	1,724	30,342
Midland Co. (The)	7,126	256,750
National Interstate Corp.	15,977	276,402
Navigators Group Inc. (The) (2)	16,249	606,413
ProAssurance Corp. (2)	38,856	1,813,410
Republic Companies Group Inc.	2,226	28,181
Safety Insurance Group Inc.	3,351	119,262
SeaBright Insurance Holdings (2)	709	9,174
Tower Group Inc.	8,506	128,611
Universal American Financial Corp. (2)	41,135	935,410
Zenith National Insurance Corp.	9,508	596,057

		7,786,720
INTERNET—5.76%
Agile Software Corp. (2)	76,419	547,924
Applied Digital Solutions Inc. (1) (2)	215,648	614,597
aQuantive Inc. (1) (2)	194,603	3,917,358
Arbinet-thexchange Inc. (2)	21,202	152,654
AsiaInfo Holdings Inc. (2)	51,759	251,031
Audible Inc. (1) (2)	83,111	1,021,434
autobytel.com Inc. (1) (2)	80,528	403,445
Avocent Corp. (2)	146,923	4,648,644
Blue Coat Systems Inc. (2)	35,842	1,558,410
Blue Nile Inc. (1) (2)	51,033	1,614,684
Click Commerce Inc. (1) (2)	28,467	521,800
CMGI Inc. (2)	1,227,699	2,050,257
CNET Networks Inc. (1) (2)	444,621	6,033,507
Cogent Communications Group Inc. (2)	22,400	109,312
CyberSource Corp. (2)	90,664	596,569
Digital Insight Corp. (2)	119,620	3,117,297
Digital River Inc. (1) (2)	117,477	4,094,073
Digitas Inc. (1) (2)	306,226	3,478,727
Drugstore.com Inc. (1) (2)	234,710	868,427

EarthLink Inc. (2)	437,829	4,684,770
eCollege.com Inc. (1) (2)	59,972	891,184
E-LOAN Inc. (2)	176,554	739,761
Entrust Inc. (2)	214,299	1,200,074
Equinix Inc. (1) (2)	52,945	2,205,159
eResearch Technology Inc. (1) (2)	172,960	2,454,302
FTD Group Inc. (2)	46,206	478,232
GSI Commerce Inc. (2)	111,538	2,219,606
Harris Interactive Inc. (2)	113,468	484,508
HomeStore Inc. (1) (2)	506,006	2,201,126
InfoSpace Inc. (2)	86,861	2,073,372
Intermix Media Inc. (1) (2)	99,946	1,195,354
Internet Security Systems Inc. (1) (2)	107,192	2,573,680
Interwoven Inc. (2)	11,699	95,581
Ipass Inc. (2)	158,748	854,064
iVillage Inc. (2)	162,865	1,182,400
j2 Global Communications Inc. (1) (2)	81,417	3,290,875
Jupitermedia Corp. (1) (2)	69,541	1,231,571
Keynote Systems Inc. (2)	32,959	427,808
Lionbridge Technologies Inc. (2)	145,396	981,423
MatrixOne Inc. (2)	11,349	59,696
Motive Inc. (2)	50,070	317,444
NetFlix Inc. (1) (2)	125,874	3,271,465
NIC Inc. (1) (2)	113,394	742,731
Nutri/System Inc. (2)	82,693	2,068,979
1-800 CONTACTS INC. (1) (2)	29,666	556,237
1-800-FLOWERS.COM Inc. (2)	87,888	616,095
Online Resources Corp. (2)	72,765	769,854
Openwave Systems Inc. (1) (2)	236,584	4,253,780
Opsware Inc. (1) (2)	257,181	1,334,769
Overstock.com Inc. (1) (2)	35,680	1,368,328
Priceline.com Inc. (1) (2)	86,518	1,671,528
ProQuest Co. (1) (2)	77,708	2,813,030
Provide Commerce Inc. (2)	27,622	670,386
RealNetworks Inc. (1) (2)	394,960	2,255,222
Redback Networks Inc. (2)	49,557	491,605
RightNow Technologies Inc. (1) (2)	38,063	560,287
RSA Security Inc. (1) (2)	62,178	790,282
S1 Corp. (1) (2)	94,726	370,379
Sapient Corp. (2)	276,159	1,725,994
Secure Computing Corp. (2)	123,712	1,404,131
Sohu.com Inc. (2)	85,676	1,467,630
Stamps.com Inc. (1) (2)	56,052	964,655
Stellent Inc. (2)	31,525	270,169
SupportSoft Inc. (2)	98,822	498,063
Terremark Worldwide Inc. (1) (2)	101,262	444,540
TIBCO Software Inc. (2)	491,393	4,108,045
Travelzoo Inc. (1) (2)	11,485	254,852
TriZetto Group Inc. (The) (2)	145,657	2,056,677
United Online Inc.	44,572	617,322
ValueClick Inc. (1) (2)	299,639	5,120,831
Vasco Data Security International Inc. (1) (2)	82,616	749,327
Vignette Corp. (2)	35,425	563,612
WebEx Communications Inc. (1) (2)	113,856	2,790,611
Websense Inc. (1) (2)	82,113	4,205,007
WebSideStory Inc. (2)	25,640	454,341

		119,742,904
INVESTMENT COMPANIES—0.08%
Gladstone Capital Corp. (1)	1,951	43,995
Gladstone Investment Corp.	21,483	315,370
Harris & Harris Group Inc. (2)	59,681	662,459
NGP Capital Resources Co.	24,134	363,458
Technology Investment Capital Corp.	19,572	309,042

		1,694,324

IRON & STEEL—0.68%
AK Steel Holding Corp. (2)	376,701	3,228,328
Cleveland-Cliffs Inc. (1)	74,977	6,531,246
Gibraltar Industries Inc.	20,128	460,327
Reliance Steel & Aluminum Co.	63,297	3,350,310
Steel Technologies Inc. (1)	22,963	595,431

		14,165,642
LEISURE TIME—0.48%
Ambassadors Group Inc.	58,278	1,299,599
Escalade Inc.	26,303	348,515
Life Time Fitness Inc. (2)	80,206	2,658,027
Marine Products Corp.	45,519	502,075
Multimedia Games Inc. (1) (2)	61,243	594,670
Nautilus Inc. (1)	114,038	2,516,819
WMS Industries Inc. (1) (2)	72,876	2,050,002

		9,969,707
LODGING—0.27%
Ameristar Casinos Inc.	68,475	1,427,019
Gaylord Entertainment Co. (2)	58,339	2,779,853
Monarch Casino & Resort Inc. (2)	31,823	540,673
MTR Gaming Group Inc. (2)	64,359	515,516
Riviera Holdings Corp. (2)	19,556	433,752

		5,696,813
MACHINERY—2.05%
Applied Industrial Technologies Inc.	95,025	3,409,497
Astec Industries Inc. (2)	53,946	1,531,527
Bucyrus International Inc. Class A (1)	69,792	3,428,881
Cognex Corp.	142,326	4,279,743
Global Power Equipment Group Inc. (2)	80,786	576,004
Intevac Inc. (2)	70,118	722,917
JLG Industries Inc.	175,126	6,407,860
Kadant Inc. (2)	24,133	484,108
Lindsay Manufacturing Co. (1)	21,072	463,795
Manitowoc Co. Inc. (The) (1)	87,018	4,372,654
Middleby Corp. (The) (1) (2)	17,451	1,265,197
Nordson Corp.	40,901	1,555,465
Presstek Inc. (1) (2)	100,422	1,303,478
Sauer-Danfoss Inc.	6,858	137,160
Stewart & Stevenson Services Inc.	76,544	1,825,574
TurboChef Technologies Inc. (1) (2)	44,258	689,982
Unova Inc. (1) (2)	167,921	5,873,877
Wabtec Corp.	160,960	4,390,989

		42,718,708
MANUFACTURING—1.22%
Actuant Corp. Class A (1)	91,942	4,302,886
Applied Films Corp. (2)	2,239	47,019
Blount International Inc. (2)	85,877	1,514,870
Ceradyne Inc. (1) (2)	53,856	1,975,438
CLARCOR Inc.	132,734	3,812,120
ESCO Technologies Inc. (2)	74,257	3,718,048
Flanders Corp. (2)	45,527	552,698
Jacuzzi Brands Inc. (2)	262,873	2,118,756
Lancaster Colony Corp.	16,252	698,836
Matthews International Corp. Class A	109,757	4,147,717
Raven Industries Inc.	53,877	1,575,902
Reddy Ice Holdings Inc.	12,246	251,165
Tredegar Corp.	58,508	761,189

		25,476,644

MEDIA—1.27%
Beasley Broadcast Group Inc. Class A (2)	26,211	368,265
Courier Corp.	12,616	471,838
Crown Media Holdings Inc. (1) (2)	51,044	558,932
Cumulus Media Inc. Class A (1) (2)	32,591	407,062
Emmis Communications Corp. (2)	21,529	475,576
Entravision Communications Corp. (2)	155,806	1,226,193
Fisher Communications Inc. (2)	13,128	611,240
Gemstar-TV Guide International Inc. (2)	843,670	2,497,263
Hollinger International Inc.	203,008	1,989,478
Journal Communications Inc. Class A	9,690	144,381
Journal Register Co. (1)	68,537	1,108,929
Liberty Corp.	7,109	333,341
LodgeNet Entertainment Corp. (2)	55,679	820,152
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	77,170	1,930,793
Mediacom Communications Corp. (1) (2)	212,813	1,570,560
Nelson (Thomas) Inc.	24,983	468,681
Outdoor Channel Holdings Inc. (2)	25,622	378,181
Playboy Enterprises Inc. Class B (2)	69,443	979,146
Radio One Inc. Class D (2)	93,300	1,226,895
Readers Digest Association Inc. (The) (1)	291,146	4,649,602
Regent Communications Inc. (2)	39,062	205,466
Saga Communications Inc. (2)	37,620	500,346
Salem Communications Corp. Class A (2)	34,499	636,162
Sinclair Broadcast Group Inc. Class A	151,787	1,346,351
Spanish Broadcasting System Inc. Class A (1) (2)	110,646	794,438
Value Line Inc.	4,861	190,260
World Wrestling Entertainment Inc.	4,979	64,727
WorldSpace Inc. Class A (2)	17,283	243,517
WPT Enterprises Inc. (1) (2)	20,018	176,559

		26,374,334
METAL FABRICATE & HARDWARE—0.68%
Dynamic Materials Corp. (1)	9,524	418,104
Earle M Jorgensen Co. (2)	35,695	340,173
Kaydon Corp. (1)	51,599	1,465,928
Lawson Products Inc.	6,393	234,751
Metals USA Inc. (2)	41,506	849,213
Mueller Industries Inc.	35,985	999,303
NN Inc.	49,704	595,951
NS Group Inc. (2)	76,247	2,992,695
Quanex Corp.	73,781	4,885,778
RBC Bearings Inc. (2)	10,424	166,263
Sun Hydraulics Corp.	23,227	564,416
Worthington Industries Inc. (1)	28,121	591,385

		14,103,960
MINING—0.53%
AMCOL International Corp. (1)	74,523	1,421,154
Charles & Colvard Ltd. (1)	41,977	1,047,746
Coeur d’Alene Mines Corp. (1) (2)	822,750	3,480,232
Hecla Mining Co. (1) (2)	408,276	1,788,249
Royal Gold Inc. (1)	64,671	1,737,710
Titanium Metals Corp. (1) (2)	36,826	1,456,837

		10,931,928
OFFICE & BUSINESS EQUIPMENT—0.19%
Global Imaging Systems Inc. (1) (2)	62,997	2,145,048
Imagistics International Inc. (2)	34,694	1,451,944
TRM Corp. (1) (2)	29,777	452,313

		4,049,305

OFFICE FURNISHINGS—0.07%
Interface Inc. Class A (2)	101,025	834,466
Knoll Inc.	38,033	697,906

		1,532,372
OIL & GAS—4.63%
Alon USA Energy Inc. (2)	25,286	610,657
Atlas America Inc. (2)	22,025	1,075,921
ATP Oil & Gas Corp. (1) (2)	62,516	2,053,025
Atwood Oceanics Inc. (2)	45,440	3,826,502
Berry Petroleum Co. Class A	47,622	3,175,911
Bronco Drilling Co. Inc. (2)	9,276	255,554
Cabot Oil & Gas Corp.	78,672	3,973,723
Callon Petroleum Co. (2)	12,138	254,048
Carrizo Oil & Gas Inc. (2)	43,034	1,260,896
Cheniere Energy Inc. (2)	164,482	6,802,976
Clayton Williams Energy Inc. (2)	19,460	840,672
Comstock Resources Inc. (2)	139,933	4,591,202
Crosstex Energy Inc.	21,142	1,352,242
Delta Petroleum Corp. (1) (2)	105,301	2,190,261
Edge Petroleum Corp. (1) (2)	3,477	91,758
Encore Acquisition Co. (1) (2)	60,872	2,364,877
Endeavour International Corp. (1) (2)	193,969	969,845
Energy Partners Ltd. (2)	14,644	457,186
Frontier Oil Corp.	188,207	8,346,980
FX Energy Inc. (1) (2)	118,905	1,423,293
Gasco Energy Inc. (2)	221,164	1,470,741
Giant Industries Inc. (2)	32,965	1,929,771
Goodrich Petroleum Corp. (2)	35,334	829,289
Grey Wolf Inc. (1) (2)	655,742	5,527,905
Holly Corp. (1)	63,565	4,066,889
KCS Energy Inc. (1) (2)	170,651	4,698,022
Parallel Petroleum Corp. (2)	116,050	1,624,700
Parker Drilling Co. (2)	328,597	3,046,094
Penn Virginia Corp.	25,380	1,464,680
Petrohawk Energy Corp. (2)	77,078	1,110,694
Petroleum Development Corp. (2)	53,799	2,062,654
Pioneer Drilling Co. (2)	67,804	1,323,534
Remington Oil & Gas Corp. (1) (2)	68,166	2,828,889
Spinnaker Exploration Co. (2)	15,429	998,102
St. Mary Land & Exploration Co.	152,209	5,570,849
Tipperary Corp. (2)	62,719	462,239
TODCO Class A	162,426	6,774,788
Toreador Resources Corp. (1) (2)	49,097	1,738,034
Tri-Valley Corp. (1) (2)	75,520	751,424
W&T Offshore Inc.	29,553	958,404
Warren Resources Inc. (1) (2)	73,677	1,234,090

		96,389,321
OIL & GAS SERVICES—2.76%
Cal Dive International Inc. (1) (2)	132,972	8,431,755
CARBO Ceramics Inc. (1)	66,780	4,406,812
Dril-Quip Inc. (2)	5,441	261,168
Global Industries Ltd. (2)	143,148	2,110,002
Gulf Island Fabrication Inc.	27,003	776,336
Hornbeck Offshore Services Inc. (2)	49,387	1,809,046
Hydril Co. LP (2)	64,998	4,461,463
Lone Star Technologies Inc. (2)	102,295	5,686,579
Lufkin Industries Inc.	41,117	1,790,645
MarkWest Hydrocarbon Inc.	19,577	489,425
Maverick Tube Corp. (1) (2)	65,887	1,976,610

Newpark Resources Inc. (2)	207,103	1,743,807
Oceaneering International Inc. (2)	83,422	4,455,569
Oil States International Inc. (2)	131,691	4,781,700
RPC Inc.	26,230	675,685
Seacor Holdings Inc. (2)	3,713	269,490
Superior Energy Services Inc. (1) (2)	266,240	6,147,482
Superior Well Services Inc. (2)	14,638	338,138
Tetra Technologies Inc. (1) (2)	116,469	3,636,162
W-H Energy Services Inc. (2)	95,968	3,111,283

		57,359,157
PACKAGING & CONTAINERS—0.21%
Greif Inc. Class A	48,553	2,918,035
Silgan Holdings Inc.	43,918	1,460,713

		4,378,748
PHARMACEUTICALS—6.52%
Abgenix Inc. (1) (2)	308,132	3,907,114
ACADIA Pharmaceuticals Inc. (2)	56,625	643,826
Adams Respiratory Therapeutics Inc. (2)	24,739	798,822
Adolor Corp. (2)	134,801	1,439,675
Alkermes Inc. (1) (2)	310,375	5,214,300
Alpharma Inc. Class A	36,523	908,327
Amylin Pharmaceuticals Inc. (1) (2)	377,012	13,116,247
Andrx Corp. (2)	183,204	2,826,838
Antigenics Inc. (1) (2)	47,791	259,027
Array BioPharma Inc. (2)	106,665	765,855
AtheroGenics Inc. (1) (2)	115,155	1,845,935
AVANIR Pharmaceuticals Class A (2)	369,691	1,142,345
Bentley Pharmaceuticals Inc. (1) (2)	63,138	754,499
Bioenvision Inc. (2)	138,827	1,114,781
BioMarin Pharmaceutical Inc. (2)	222,463	1,942,102
BioScrip Inc. (2)	33,936	220,584
Caraco Pharmaceutical Laboratories Ltd. (2)	31,910	277,298
Cell Therapeutics Inc. (1) (2)	218,239	624,164
Connetics Corp. (1) (2)	119,630	2,022,943
Conor Medsystems Inc. (2)	28,936	679,996
Cubist Pharmaceuticals Inc. (2)	182,842	3,938,417
CV Therapeutics Inc. (1) (2)	149,067	3,987,542
Cypress Bioscience Inc. (1) (2)	104,674	566,286
Discovery Laboratories Inc. (2)	184,373	1,189,206
DOV Pharmaceutical Inc. (2)	78,494	1,332,828
Durect Corp. (1) (2)	124,253	851,133
DUSA Pharmaceuticals Inc. (2)	57,036	604,582
Eyetech Pharmaceuticals Inc. (2)	115,642	2,076,930
First Horizon Pharmaceutical Corp. (1) (2)	94,980	1,887,253
HealthExtras Inc. (1) (2)	73,669	1,575,043
Hi-Tech Pharmacal Co. (2)	17,714	532,837
Idenix Pharmaceuticals Inc. (1) (2)	42,890	1,076,539
I-Flow Corp. (1) (2)	68,881	944,359
Inspire Pharmaceuticals Inc. (1) (2)	135,055	1,026,418
Introgen Therapeutics Inc. (1) (2)	69,780	364,252
Isis Pharmaceuticals Inc. (2)	173,776	877,569
ISTA Pharmaceuticals Inc. (2)	47,410	314,802
K-V Pharmaceutical Co. Class A (1) (2)	123,051	2,186,616
Mannatech Inc. (1)	54,472	645,493
MannKind Corp. (1) (2)	86,113	1,178,887
Medarex Inc. (2)	379,926	3,616,896
Medicines Co. (The) (1) (2)	169,722	3,905,303
Medicis Pharmaceutical Corp. Class A (1)	186,425	6,069,998
MGI Pharma Inc. (1) (2)	246,540	5,746,847
Nabi Biopharmaceuticals (2)	201,150	2,635,065
Nastech Pharmaceutical Co. Inc. (2)	69,938	988,923

Nature’s Sunshine Products Inc.	38,592	896,878
NBTY Inc. (2)	59,318	1,393,973
NeoPharm Inc. (2)	58,674	727,558
Neurocrine Biosciences Inc. (1) (2)	125,888	6,192,431
New River Pharmaceuticals Inc. (2)	20,951	1,004,391
NitroMed Inc. (1) (2)	55,980	1,007,640
Noven Pharmaceuticals Inc. (1) (2)	81,088	1,135,232
NPS Pharmaceuticals Inc. (2)	110,637	1,118,540
Nuvelo Inc. (2)	58,928	565,709
Onyx Pharmaceuticals Inc. (1) (2)	120,840	3,018,583
Pain Therapeutics Inc. (1) (2)	94,475	594,248
Par Pharmaceutical Companies Inc. (1) (2)	88,448	2,354,486
Penwest Pharmaceuticals Co. (1) (2)	74,992	1,314,610
Perrigo Co.	21,048	301,197
Pharmion Corp. (1) (2)	71,159	1,551,978
POZEN Inc. (2)	81,068	890,937
Priority Healthcare Corp. Class B (2)	103,747	2,890,391
Progenics Pharmaceuticals Inc. (2)	68,430	1,622,475
Renovis Inc. (1) (2)	66,160	895,145
Rigel Pharmaceuticals Inc. (1) (2)	80,719	1,918,691
Salix Pharmaceuticals Ltd. (1) (2)	125,673	2,670,551
Star Scientific Inc. (1) (2)	125,608	422,043
Tanox Inc. (2)	12,261	179,624
Threshold Pharmaceuticals Inc. (1) (2)	15,802	215,697
Tiens Biotech Group (USA) Inc. (2)	1,812	6,831
Trimeris Inc. (2)	61,327	940,756
United Therapeutics Inc. (1) (2)	77,524	5,411,175
USANA Health Sciences Inc. (2)	35,421	1,689,582
ViaCell Inc. (2)	20,993	121,759
XenoPort Inc. (2)	15,086	248,919
Zymogenetics Inc. (2)	103,737	1,711,661

		135,638,393
REAL ESTATE—0.36%
Consolidated-Tomoka Land Co.	19,490	1,325,320
HouseValues Inc. (1) (2)	22,544	322,379
Jones Lang LaSalle Inc.	103,290	4,757,537
Tarragon Corp. (1) (2)	36,414	675,844
Trammell Crow Co. (2)	8,750	215,950
ZipRealty Inc. (2)	10,360	131,986

		7,429,016
REAL ESTATE INVESTMENT TRUSTS—2.19%
Aames Investment Corp.	22,557	141,658
Acadia Realty Trust	5,675	102,093
Alexander’s Inc. (2)	6,607	1,783,890
Alexandria Real Estate Equities Inc. (1)	21,854	1,807,107
Capital Automotive REIT	96,050	3,718,096
Columbia Equity Trust Inc. (2)	6,588	96,185
Cousins Properties Inc. (1)	57,601	1,740,702
Deerfield Triarc Capital Corp. (2)	12,437	172,377
DiamondRock Hospitality Co.	14,066	165,276
Digital Realty Trust Inc.	5,508	99,144
EastGroup Properties Inc.	10,686	467,513
ECC Capital Corp.	65,920	214,899
Entertainment Properties Trust	59,500	2,655,485
Equity Lifestyle Properties Inc. (1)	38,535	1,734,075
Gables Residential Trust	17,086	745,804
Getty Realty Corp.	60,273	1,734,657
Glimcher Realty Trust (1)	122,523	2,998,138
GMH Communities Trust	31,562	463,015
Inland Real Estate Corp.	159,358	2,495,546
JER Investors Trust Inc. (2)	5,874	106,084

Kilroy Realty Corp. (1)	36,667	2,054,452
Lexington Corporate Properties Trust	16,006	376,941
Medical Properties Trust Inc.	5,706	55,919
MFA Mortgage Investments Inc.	23,139	141,842
Mid-America Apartment Communities Inc.	3,068	142,693
National Health Realty Inc. (1)	4,202	81,561
Nationwide Health Properties Inc.	23,950	558,035
Omega Healthcare Investors Inc.	151,450	2,108,184
One Liberty Properties Inc.	5,846	116,394
RAIT Investment Trust	46,704	1,331,064
Saul Centers Inc.	37,732	1,357,975
Sovran Self Storage Inc.	4,428	216,751
Strategic Hotel Capital Inc.	18,917	345,424
Sun Communities Inc.	28,082	919,966
Tanger Factory Outlet Centers Inc.	94,653	2,632,300
Taubman Centers Inc. (1)	99,643	3,158,683
Town & Country Trust (The) (1)	60,322	1,750,544
Universal Health Realty Income Trust	10,538	350,389
Washington Real Estate Investment Trust (1)	143,866	4,475,671

		45,616,532
RETAIL—6.62%
AC Moore Arts & Crafts Inc. (1) (2)	49,894	956,967
Aeropostale Inc. (2)	189,904	4,035,460
AFC Enterprises Inc.	45,655	526,859
Allion Healthcare Inc. (2)	12,028	216,624
America’s Car-Mart Inc. (1) (2)	31,267	560,930
Big 5 Sporting Goods Corp.	69,723	1,663,591
Big Lots Inc. (2)	68,566	753,540
BJ’s Restaurants Inc. (1) (2)	49,264	1,006,464
Bombay Co. Inc. (The) (1) (2)	23,641	104,257
Brookstone Inc. (2)	70,115	1,398,093
Buckle Inc. (The)	6,864	233,170
Buffalo Wild Wings Inc. (2)	23,880	632,820
Build-A-Bear Workshop Inc. (1) (2)	33,006	736,034
Cabela’s Inc. Class A (1) (2)	83,292	1,530,074
Cache Inc. (2)	42,581	648,509
California Pizza Kitchen Inc. (1) (2)	57,515	1,681,739
Cash America International Inc.	18,664	387,278
Casual Male Retail Group Inc. (2)	87,551	602,351
Cato Corp. Class A	40,383	804,833
CEC Entertainment Inc. (2)	120,644	3,831,653
Charlotte Russe Holding Inc. (2)	31,106	414,332
Children’s Place Retail Stores Inc. (The) (1) (2)	72,060	2,568,218
Christopher & Banks Corp. (1)	122,586	1,700,268
Citi Trends Inc. (2)	14,076	307,279
CKE Restaurants Inc. (1)	202,413	2,667,803
Coldwater Creek Inc. (2)	121,917	3,074,747
Conn’s Inc. (1) (2)	10,373	287,540
Cost Plus Inc. (1) (2)	39,189	711,280
CSK Auto Corp. (2)	135,691	2,019,082
Deb Shops Inc.	5,933	128,983
Denny’s Corp. (2)	176,351	731,857
Design Within Reach Inc. (2)	41,087	371,016
Dress Barn Inc. (1) (2)	53,072	1,207,919
DSW Inc. Class A (2)	17,580	372,696
Electronics Boutique Holdings Corp. (2)	40,136	2,522,146
Finish Line Inc. (The) (1)	131,822	1,923,283
First Cash Inc. (2)	29,882	786,494
Fred’s Inc. (1)	79,029	988,653
GameStop Corp. Class B (2)	155,248	4,407,491
Genesco Inc. (1) (2)	63,119	2,350,552
Golf Galaxy Inc. (2)	8,583	136,813

Goody’s Family Clothing Inc. (1)	26,994	204,345
Guitar Center Inc. (1) (2)	88,884	4,907,286
Hibbet Sporting Goods Inc. (2)	122,225	2,719,506
Hot Topic Inc. (2)	153,098	2,351,585
IHOP Corp. (1)	23,215	945,779
Insight Enterprises Inc. (1) (2)	20,792	386,731
Jack in the Box Inc. (2)	21,934	656,046
Jill (J.) Group Inc. (The) (2)	48,103	760,989
Joseph A. Bank Clothiers Inc. (1) (2)	46,302	2,001,172
Kenneth Cole Productions Inc. Class A	28,166	768,650
Krispy Kreme Doughnuts Inc. (1) (2)	88,139	551,750
Longs Drug Stores Corp. (1)	90,570	3,884,547
MarineMax Inc. (2)	17,533	446,916
McCormick & Schmick’s Seafood Restaurants Inc. (2)	18,214	384,680
Movie Gallery Inc. (1)	86,101	894,589
New York & Co. Inc. (2)	44,859	735,688
99 Cents Only Stores (1) (2)	24,810	229,493
Nu Skin Enterprises Inc. Class A (1)	192,592	3,668,878
O’Charley’s Inc. (2)	6,215	88,937
P.F. Chang’s China Bistro Inc. (1) (2)	89,760	4,023,941
Pacific Sunwear of California Inc. (2)	259,387	5,561,257
Pantry Inc. (The) (2)	58,330	2,179,792
Papa John’s International Inc. (2)	22,347	1,120,032
Party City Corp. (2)	27,302	461,950
Pep Boys-Manny, Moe & Jack Inc. (1)	49,111	679,696
PETCO Animal Supplies Inc. (2)	197,888	4,187,310
Pier 1 Imports Inc.	65,024	732,820
Rare Hospitality International Inc. (2)	118,082	3,034,707
Red Robin Gourmet Burgers Inc. (1) (2)	48,407	2,218,977
Regis Corp.	33,341	1,260,957
Restoration Hardware Inc. (2)	104,888	662,892
Ruby Tuesday Inc. (1)	221,497	4,819,775
Rush Enterprises Inc. Class A (2)	70,972	1,084,452
Ruth’s Chris Steak House (2)	25,465	468,047
School Specialty Inc. (2)	31,082	1,516,180
Select Comfort Corp. (1) (2)	123,352	2,464,573
Sharper Image Corp. (1) (2)	7,696	96,970
Sports Authority Inc. (The) (2)	19,020	559,949
Stage Stores Inc.	6,324	169,926
Steak n Shake Co. (The) (1) (2)	77,211	1,401,380
Stein Mart Inc.	88,326	1,793,018
Talbots Inc. (The)	61,997	1,854,950
Texas Roadhouse Inc. Class A (2)	144,466	2,152,543
Too Inc. (2)	16,706	458,246
Tractor Supply Co. (1) (2)	112,446	5,133,160
Triarc Companies Inc. Class B (1)	149,701	2,285,934
Tuesday Morning Corp. (1)	88,241	2,282,795
West Marine Inc. (1) (2)	10,587	156,476
Wet Seal Inc. Class A (1) (2)	108,911	490,100
Wilsons The Leather Experts Inc. (2)	56,766	346,273
World Fuel Services Corp.	93,056	3,019,667
Zumiez Inc. (2)	10,982	358,343

		137,614,353
SAVINGS & LOANS—0.38%
Berkshire Hills Bancorp Inc.	1,326	45,084
BFC Financial Corp. Class A (2)	7,160	49,977
Charter Financial Corp. (1)	13,198	449,920
Commercial Capital Bancorp Inc.	36,592	622,064
Fidelity Bankshares Inc.	16,616	507,619
Harbor Florida Bancshares Inc. (1)	49,301	1,788,147
NASB Financial Inc.	8,699	347,960

NewAlliance Bancshares Inc.	191,047	2,796,928
OceanFirst Financial Corp.	2,230	53,832
PFF Bancorp Inc.	14,177	428,996
Rockville Financial Inc. (2)	4,929	65,753
Sound Federal Bancorp Inc.	22,104	369,358
United Financial Bancorp Inc. (2)	7,531	83,669
Westfield Financial Inc.	12,076	283,786

		7,893,093
SEMICONDUCTORS—5.63%
Actel Corp. (2)	4,524	65,417
ADE Corp. (2)	34,624	778,348
Advanced Analogic Technologies Inc. (2)	23,138	258,914
AMIS Holdings Inc. (2)	130,975	1,553,364
Amkor Technology Inc. (1) (2)	228,040	998,815
Applied Micro Circuits Corp. (1) (2)	427,075	1,281,225
Atmel Corp. (2)	914,450	1,883,767
ATMI Inc. (1) (2)	127,575	3,954,825
August Technology Corp. (1) (2)	61,066	651,574
Brooks Automation Inc. (2)	103,890	1,384,854
Cabot Microelectronics Corp. (1) (2)	70,995	2,085,833
Cirrus Logic Inc. (2)	273,772	2,077,929
Cohu Inc.	22,259	526,425
Credence Systems Corp. (1) (2)	104,125	830,918
Cypress Semiconductor Corp. (1) (2)	452,673	6,812,729
Diodes Inc. (1) (2)	33,374	1,210,141
DSP Group Inc. (2)	79,194	2,032,118
EMCORE Corp. (2)	128,070	783,788
Emulex Corp. (2)	268,991	5,436,308
Entegris Inc. (2)	45,973	519,495
Exar Corp. (2)	48,030	673,381
Fairchild Semiconductor International Inc. Class A (2)	103,374	1,536,138
FormFactor Inc. (1) (2)	115,876	2,644,290
Genesis Microchip Inc. (2)	62,755	1,377,472
Helix Technology Corp.	59,935	884,041
Hittite Microwave Corp. (2)	11,137	225,524
Integrated Device Technology Inc. (2)	386,955	4,155,897
IXYS Corp. (2)	84,783	895,308
Kulicke & Soffa Industries Inc. (1) (2)	142,234	1,031,197
Lattice Semiconductor Corp. (1) (2)	107,995	462,219
Leadis Technology Inc. (2)	3,280	22,468
Mattson Technology Inc. (1) (2)	127,361	956,481
Micrel Inc. (1) (2)	212,848	2,390,283
Microsemi Corp. (1) (2)	211,780	5,408,861
Microtune Inc. (1) (2)	178,627	1,112,846
MIPS Technologies Inc. Class A (2)	146,864	1,003,081
Monolithic Power Systems Inc. (2)	59,566	505,715
NetLogic Microsystems Inc. (2)	36,183	781,191
OmniVision Technologies Inc. (1) (2)	194,395	2,453,265
ON Semiconductor Corp. (2)	491,998	2,543,630
Pericom Semiconductor Corp. (2)	42,092	372,093
Photronics Inc. (1) (2)	63,305	1,228,117
Pixelworks Inc. (1) (2)	108,279	713,559
PLX Technology Inc. (1) (2)	75,311	628,094
PMC-Sierra Inc. (1) (2)	619,768	5,460,156
PortalPlayer Inc. (1) (2)	52,367	1,436,427
Power Integrations Inc. (1) (2)	100,632	2,188,746
Rambus Inc. (2)	231,016	2,795,294
Rudolph Technologies Inc. (1) (2)	13,699	184,526
Semitool Inc. (2)	9,451	75,135
Semtech Corp. (2)	252,437	4,157,637
SigmaTel Inc. (1) (2)	122,705	2,483,549

Silicon Image Inc. (2)	270,089	2,401,091
Silicon Laboratories Inc. (2)	146,296	4,445,935
SiRF Technology Holdings Inc. (2)	120,745	3,638,047
Skyworks Solutions Inc. (2)	228,196	1,601,936
Standard Microsystems Corp. (2)	21,906	655,208
Supertex Inc. (2)	34,474	1,033,875
Tessera Technologies Inc. (1) (2)	150,361	4,497,298
TranSwitch Corp. (1) (2)	361,185	621,238
TriQuint Semiconductor Inc. (2)	79,191	278,752
Ultratech Inc. (1) (2)	76,853	1,198,138
Varian Semiconductor Equipment Associates Inc. (1) (2)	126,491	5,359,424
Veeco Instruments Inc. (1) (2)	51,419	824,761
Virage Logic Corp. (2)	45,315	351,191
Vitesse Semiconductor Corp. (1) (2)	433,681	815,320
Volterra Semiconductor Corp. (1) (2)	51,406	630,752
Zoran Corp. (1) (2)	50,728	725,410

		116,991,784
SOFTWARE—5.51%
Acxiom Corp.	302,084	5,655,012
Advent Software Inc. (1) (2)	74,295	2,001,507
Allscripts Healthcare Solutions Inc. (1) (2)	115,504	2,081,382
Altiris Inc. (2)	76,058	1,162,927
AMICAS Inc. (2)	20,166	108,896
ANSYS Inc. (2)	108,296	4,168,313
Aspen Technology Inc. (2)	145,455	909,094
Blackbaud Inc.	35,737	506,393
Blackboard Inc. (2)	62,701	1,568,152
Bottomline Technologies Inc. (2)	50,973	769,183
CCC Information Services Group Inc. (2)	28,958	756,673
Computer Programs & Systems Inc.	26,204	905,086
Concur Technologies Inc. (2)	98,734	1,221,340
CSG Systems International Inc. (2)	88,929	1,930,649
Dendrite International Inc. (2)	146,436	2,941,899
Digi International Inc. (2)	63,663	683,104
Eclipsys Corp. (2)	131,268	2,341,821
eFunds Corp. (2)	112,155	2,111,879
Emageon Inc. (2)	49,745	674,542
Epicor Software Corp. (2)	181,814	2,363,582
EPIQ Systems Inc. (2)	14,551	317,503
FalconStor Software Inc. (1) (2)	81,563	494,272
FileNET Corp. (2)	140,106	3,908,957
IDX Systems Corp. (2)	85,894	3,708,903
Infocrossing Inc. (1) (2)	69,671	640,276
Informatica Corp. (1) (2)	298,240	3,584,845
infoUSA Inc.	112,680	1,196,662
InPhonic Inc. (1) (2)	57,462	790,103
Inter-Tel Inc.	14,773	310,233
InterVideo Inc. (2)	29,717	298,062
Keane Inc. (2)	16,733	191,258
Majesco Holdings Inc. (1) (2)	53,326	70,924
ManTech International Corp. Class A (2)	53,703	1,418,296
MapInfo Corp. (2)	60,092	736,127
Micromuse Inc. (2)	277,377	2,185,731
MicroStrategy Inc. Class A (1) (2)	47,341	3,327,599
Midway Games Inc. (1) (2)	60,564	919,967
MoneyGram International Inc.	244,660	5,311,569
MRO Software Inc. (2)	5,173	87,113
Open Solutions Inc. (2)	58,412	1,274,550
Packeteer Inc. (2)	116,296	1,459,515
Parametric Technology Corp. (2)	933,156	6,504,097
PDF Solutions Inc. (1) (2)	63,481	1,053,785

Per-Se Technologies Inc. (1) (2)	77,418	1,599,456
Phase Forward Inc. (2)	76,464	835,752
Phoenix Technologies Ltd. (2)	76,292	574,479
Progress Software Corp. (2)	127,423	4,048,229
QAD Inc.	24,956	206,885
Quality Systems Inc.	25,778	1,781,002
Quest Software Inc. (1) (2)	186,613	2,812,258
Renaissance Learning Inc.	27,405	487,809
ScanSoft Inc. (1) (2)	240,724	1,283,059
Schawk Inc. (1)	22,559	450,954
SeaChange International Inc. (2)	49,530	315,011
SERENA Software Inc. (2)	96,063	1,914,536
SPSS Inc. (2)	56,942	1,366,608
SS&C Technologies Inc.	55,292	2,025,899
SSA Global Technologies Inc. (2)	22,290	392,304
THQ Inc. (1) (2)	173,020	3,688,786
Transaction Systems Architects Inc. Class A (2)	128,946	3,591,146
Trident Microsystems Inc. (1) (2)	86,997	2,767,375
Ulticom Inc. (2)	2,708	29,869
Ultimate Software Group Inc. (1) (2)	78,426	1,444,607
Unica Corp. (2)	10,859	119,232
VeriFone Holdings Inc. (2)	59,159	1,189,687
Verint Systems Inc. (2)	44,872	1,837,060
Wind River Systems Inc. (1) (2)	243,313	3,146,037
Witness Systems Inc. (1) (2)	93,023	1,943,250

		114,503,071
STORAGE & WAREHOUSING—0.11%
Mobile Mini Inc. (1) (2)	50,859	2,204,738

		2,204,738
TELECOMMUNICATIONS—4.25%
ADTRAN Inc.	225,862	7,114,653
Aeroflex Inc. (2)	16,019	149,938
Airspan Networks Inc. (2)	79,519	399,981
Alaska Communications Systems Group Inc. (1)	45,374	519,079
Anixter International Inc. (2)	51,885	2,092,522
Applied Signal Technology Inc. (1)	36,925	704,529
Arris Group Inc. (2)	356,863	4,232,395
Atheros Communications Inc. (2)	117,750	1,149,240
C-COR Inc. (1) (2)	104,498	705,362
Centennial Communications Corp. (2)	26,761	400,880
Commonwealth Telephone Enterprises Inc. (1)	39,386	1,484,852
CommScope Inc. (1) (2)	77,407	1,342,237
Comtech Telecommunications Corp. (2)	74,330	3,082,465
Consolidated Communications Holdings Inc. (2)	9,396	127,786
Ditech Communications Corp. (2)	63,988	431,279
Dobson Communications Corp. Class A (1) (2)	385,500	2,960,640
Endwave Corp. (1) (2)	25,186	324,899
Essex Corp. (2)	59,126	1,281,260
Extreme Networks Inc. (2)	293,462	1,305,906
Finisar Corp. (1) (2)	319,734	438,036
Foundry Networks Inc. (2)	266,356	3,382,721
Glenayre Technologies Inc. (2)	90,371	324,432
GlobeTel Communications Corp. (1) (2)	86,916	126,028
Golden Telecom Inc. (1)	45,709	1,443,033
Harmonic Inc. (2)	251,729	1,465,063
Hungarian Telephone and Cable Corp. (2)	12,577	188,403
Hypercom Corp. (2)	129,869	846,746
InterDigital Communications Corp. (2)	182,850	3,591,174
Intrado Inc. (1) (2)	45,208	815,100
Ixia (2)	112,993	1,662,127
JAMDAT Mobile Inc. (1) (2)	40,770	856,170

MRV Communications Inc. (1) (2)	243,222	518,063
NETGEAR Inc. (2)	109,158	2,626,341
NeuStar Inc. Class A (2)	29,282	936,731
Newport Corp. (2)	7,765	108,166
North Pittsburgh Systems Inc.	51,970	1,060,708
Novatel Wireless Inc. (1) (2)	99,621	1,441,516
Plantronics Inc.	168,580	5,193,950
Polycom Inc. (2)	172,093	2,782,744
Premiere Global Services Inc. (2)	246,904	2,019,675
RF Micro Devices Inc. (1) (2)	98,663	557,446
SafeNet Inc. (1) (2)	37,381	1,357,304
SBA Communications Corp. (1) (2)	221,302	3,419,116
Shenandoah Telecommunications Co.	3,709	152,774
Sonus Networks Inc. (2)	849,951	4,929,716
SpectraLink Corp. (1)	65,134	830,459
Symmetricom Inc. (1) (2)	159,045	1,231,008
Syniverse Holdings Inc. (2)	60,567	932,732
Tekelec (1) (2)	182,144	3,815,917
Telkonet Inc. (1) (2)	123,090	482,513
Terayon Communication Systems Inc. (2)	265,287	1,034,619
UbiquiTel Inc. (2)	260,228	2,274,393
UTStarcom Inc. (1) (2)	204,280	1,668,968
Valor Communications Group Inc.	60,100	819,163
Viasat Inc. (1) (2)	74,214	1,903,589
Westell Technologies Inc. Class A (2)	183,525	668,031
Wireless Facilities Inc. (1) (2)	103,257	598,891

		88,313,469
TEXTILES—0.01%
Innovo Group Inc. (2)	83,166	163,837

		163,837
TOYS, GAMES & HOBBIES—0.06%
Jakks Pacific Inc. (2)	16,696	270,976
LeapFrog Enterprises Inc. (1) (2)	6,693	98,856
RC2 Corp. (2)	23,794	803,285

		1,173,117
TRANSPORTATION—1.91%
ABX Air Inc. (2)	118,507	971,757
Arkansas Best Corp.	10,901	380,118
Covenant Transport Inc. Class A (2)	2,782	33,662
Dynamex Inc. (2)	40,048	626,351
EGL Inc. (2)	85,000	2,307,750
Florida East Coast Industries Inc. (1)	110,930	5,024,020
Forward Air Corp.	99,304	3,658,359
Genesee & Wyoming Inc. Class A (2)	74,264	2,354,169
Heartland Express Inc.	155,647	3,165,860
Hub Group Inc. Class A (2)	67,014	2,460,084
Kansas City Southern Industries Inc. (1) (2)	132,953	3,099,134
Kirby Corp. (2)	70,094	3,464,746
Knight Transportation Inc. (1)	130,346	3,175,229
Maritrans Inc.	26,344	843,008
Old Dominion Freight Line Inc. (2)	64,583	2,162,885
P.A.M. Transportation Services Inc. (2)	12,339	199,398
Pacer International Inc.	128,197	3,379,273
RailAmerica Inc. (2)	50,562	601,688
SIRVA Inc. (2)	38,620	288,105
U.S. Xpress Enterprises Inc. Class A (2)	8,427	98,259
Universal Truckload Services Inc. (2)	19,424	360,898
USA Truck Inc. (2)	12,528	316,958
Werner Enterprises Inc. (1)	43,055	744,421

		39,716,132

TRUCKING & LEASING—0.05%
AMERCO	6,820	396,856
Greenbrier Companies Inc. (The)	21,523	715,425

		1,112,281
WATER—0.03%
Connecticut Water Service Inc.	15,759	389,562
SJW Corp.	4,662	225,081

		614,643

TOTAL COMMON STOCKS (Cost: $1,904,678,824)		2,078,769,240

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—30.27%
CERTIFICATES OF DEPOSIT—1.49% (3)
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$1,216,127	1,216,127
Bank of Nova Scotia
3.63%, 01/03/06	972,902	972,826
Credit Suisse First Boston
3.67%, 05/09/06	2,432,254	2,432,254
Danske Bank
3.70%, 10/17/05	2,432,254	2,432,226
Dexia Credit Local
3.78%, 08/30/06	1,216,127	1,215,906
Fortis Bank NY
3.83% - 3.84%, 01/25/06	3,648,381	3,648,400
HBOS Treasury Services PLC
3.39%, 12/14/05	1,459,352	1,459,352
HSBC Bank USA N.A.
3.72%, 08/03/06	1,216,127	1,216,486
Nordea Bank PLC
3.63%, 10/02/06	1,459,352	1,459,011
Royal Bank of Scotland
3.78%, 06/27/06	1,216,127	1,215,994
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	3,769,994	3,769,417
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	6,688,698	6,688,873
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,945,803	1,945,803
Wells Fargo Bank N.A.
3.73%, 10/06/05	1,337,740	1,337,734

		31,010,409
COMMERCIAL PAPER—10.27% (3)
Alpine Securitization Corp.
3.72%, 10/19/05	4,864,508	4,856,465
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	23,948,873	23,891,402
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	8,128,593	8,109,669
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	8,512,889	8,509,186
Barton Capital Corp.
3.74%, 10/14/05	3,648,381	3,644,212

Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	4,864,508	4,864,508
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	2,901,095	2,890,803
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	8,538,695	8,528,337
Cantabric Finance LLC
3.73%, 10/31/05	935,129	932,416
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	1,383,709	1,381,739
Chesham Finance LLC
3.68%, 10/11/05	2,432,254	2,430,265
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	1,833,068	1,829,765
CRC Funding LLC
3.78%, 10/24/05	1,337,740	1,334,790
Dorada Finance Inc.
3.76%, 01/26/06	243,225	240,304
Fairway Finance LLC
3.75%, 10/20/05	972,902	972,899
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	2,181,586	2,180,176
Ford Credit Auto Receivables
3.77%, 10/17/05	2,116,061	2,112,959
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	11,657,015	11,630,044
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	12,011,078	11,997,646
General Electric Capital Corp.
3.72%, 10/14/05	12,161,270	12,147,447
Georgetown Funding Co. LLC
3.82%, 11/02/05	4,753,330	4,738,198
Giro Funding Corp.
3.66%, 10/06/05	1,216,127	1,215,756
Grampian Funding LLC
3.84%, 01/31/06	2,432,254	2,401,121
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	1,216,127	1,216,127
HSBC PLC
3.88%, 02/03/06	729,676	720,003
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	3,636,974	3,633,508
Landale Funding LLC
3.74%, 10/17/05	4,864,508	4,857,433
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	2,553,617	2,553,617
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	2,560,750	2,558,258
Lockhart Funding LLC
3.71%, 10/13/05	1,013,131	1,012,087
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	4,621,283	4,614,272
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	4,340,600	4,335,689
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	6,810,311	6,793,920
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	4,637,603	4,626,588
Prudential Funding LLC
3.71%, 10/13/05	2,432,254	2,429,747
Ranger Funding Co. LLC
3.67%, 10/04/05	1,341,218	1,341,081

Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,432,254	2,396,063
Sedna Finance Inc.
3.92%, 02/21/06	608,063	598,728
Societe Generale
3.77%, 10/07/05	3,153,417	3,152,096
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	9,955,921	9,945,110
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	6,033,644	6,025,931
Three Pillars Funding Corp.
3.65%, 10/03/05	1,459,352	1,459,352
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	3,538,394	3,529,101
Tulip Funding Corp.
3.79%, 12/01/05	1,094,514	1,087,716
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	18,241,905	18,237,445
Windmill Funding Corp.
3.78%, 10/25/05	1,580,965	1,577,313
Yorktown Capital LLC
3.75%, 10/20/05	2,067,416	2,063,755

		213,605,047
LOAN PARTICIPATIONS—0.06% (3)
Army & Air Force Exchange Service
3.67%, 10/03/05	1,216,127	1,216,127

		1,216,127
MEDIUM-TERM NOTES—0.22% (3)
Dorada Finance Inc.
3.93%, 07/07/06 (4)	753,999	753,942
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	3,891,606	3,891,210

		4,645,152
MONEY MARKET FUNDS—0.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.78% (5) (6)	6,291,866	6,291,866

		6,291,866
REPURCHASE AGREEMENTS—6.46% (3)
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $76,640,641 and effective yields of 3.75% - 3.88%. (7)	$76,616,000	76,616,000
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $57,784,806 and an effective yield of 3.90%. (7)	57,766,032	57,766,032

		134,382,032
TIME DEPOSITS—0.66% (3)
Chase Bank USA N.A.
3.88%, 10/03/05	2,649,430	2,649,430
Lloyds TSB Bank PLC
3.90%, 10/03/05	2,432,254	2,432,254
Rabobank Nederland NV
3.89%, 10/03/05	8,512,889	8,512,889

		13,594,573

VARIABLE & FLOATING RATE NOTES—10.81% (3)
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	4,523,992	4,524,017
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	8,391,276	8,391,264
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	4,013,219	4,013,219
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	5,472,571	5,472,827
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	7,418,375	7,423,765
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	1,580,965	1,580,965
Bank of America N.A.
3.81%, 08/10/06	12,161,270	12,161,270
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	8,366,954	8,366,728
BMW US Capital LLC
3.74%, 09/15/06 (4)	2,432,254	2,432,254
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	4,621,283	4,621,094
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	6,542,763	6,542,523
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	608,063	608,063
Credit Suisse First Boston
3.77%, 07/19/06	6,080,635	6,080,635
DEPFA Bank PLC
3.88%, 09/15/06	2,432,254	2,432,254
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	3,867,284	3,867,452
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	2,432,254	2,432,254
Fairway Finance LLC
3.78%, 01/20/06	1,216,127	1,216,109
Fifth Third Bancorp
3.79%, 09/22/06 (4)	4,864,508	4,864,508
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	1,702,578	1,702,606
General Electric Capital Corp.
3.80%, 10/06/06	1,094,514	1,095,520
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	608,063	608,063
Hartford Life Global Funding Trust
3.76%, 08/15/06	2,432,254	2,432,254
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	7,296,762	7,296,762
HSBC Bank USA N.A.
3.95%, 05/04/06	851,289	851,693
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	7,053,537	7,053,595
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	9,485,791	9,486,624
Lothian Mortgages PLC
3.82%, 01/24/06	2,432,254	2,432,254
Marshall & Ilsley Bank
3.90%, 02/20/06	2,432,254	2,433,377
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	4,864,508	4,866,460

Natexis Banques Populaires
3.80%, 10/16/06 (4)	1,824,190	1,824,190
National City Bank (Ohio)
3.62%, 01/06/06	1,216,127	1,216,031
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	8,999,340	9,000,080
Nordea Bank AB
3.71%, 08/11/06 (4)	4,256,444	4,256,444
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	7,783,213	7,783,337
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	6,615,731	6,615,733
Principal Life Income Funding Trusts
3.74%, 05/10/06	1,824,190	1,824,248
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	8,117,648	8,116,040
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	2,067,416	2,067,333
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	10,847,853	10,847,855
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	2,432,254	2,432,254
Strips III LLC
3.88%, 07/24/06 (4) (8)	699,259	699,259
SunTrust Bank
3.63%, 04/28/06	3,648,381	3,648,381
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	5,423,926	5,423,374
Toyota Motor Credit Corp.
3.87%, 04/10/06	1,094,514	1,094,506
Unicredito Italiano SpA
3.80%, 06/14/06	3,161,930	3,161,150
Union Hamilton Special Funding LLC
4.00%, 03/28/06	2,432,254	2,432,254
US Bank N.A.
3.77%, 09/29/06	1,094,514	1,094,230
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	5,617,292	5,617,291
Wells Fargo & Co.
3.76%, 09/15/06 (4)	1,216,127	1,216,237
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	5,472,571	5,472,262
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	6,226,570	6,226,383
Winston Funding Ltd.
3.71%, 10/23/05 (4)	1,736,629	1,736,629
World Savings Bank
3.69%, 03/09/06	3,648,381	3,648,295

		224,744,205

TOTAL SHORT-TERM INVESTMENTS (Cost: $629,489,411)		629,489,411

TOTAL INVESTMENTS IN SECURITIES—130.22% (Cost: $2,534,168,235)		2,708,258,651
Other Assets, Less Liabilities—(30.22)%		(628,470,583)

NET ASSETS—100.00%		$2,079,788,068

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2005

Security	Shares	Value
COMMON STOCKS—100.02%
ADVERTISING—0.09%
Catalina Marketing Corp. (1)	92,043	$2,093,058
ValueVision Media Inc. Class A (2)	34,740	394,299

		2,487,357
AEROSPACE & DEFENSE—1.32%
AAR Corp. (1) (2)	57,432	986,682
Armor Holdings Inc. (1) (2)	164,230	7,063,532
Curtiss-Wright Corp. (1)	94,970	5,860,599
DRS Technologies Inc. (1)	69,500	3,430,520
Esterline Technologies Corp. (2)	119,289	4,519,860
HEICO Corp. (1)	20,579	477,433
Herley Industries Inc. (1) (2)	57,588	1,072,864
K&F Industries Holdings Inc. (2)	26,976	451,308
Kaman Corp. Class A	105,500	2,157,475
Moog Inc. Class A (2)	141,971	4,190,984
Orbital Sciences Corp. (1) (2)	190,816	2,385,200
Sequa Corp. Class A (2)	29,997	1,769,823
Teledyne Technologies Inc. (2)	9,165	315,918
Triumph Group Inc. (2)	75,554	2,808,342

		37,490,540
AGRICULTURE—0.39%
Alliance One International Inc.	409,836	1,450,819
Andersons Inc.	31,645	926,566
Delta & Pine Land Co.	58,839	1,553,938
Universal Corp. (1)	121,830	4,730,659
Vector Group Ltd. (1)	124,728	2,495,811

		11,157,793
AIRLINES—0.43%
Alaska Air Group Inc. (1) (2)	129,650	3,767,629
Delta Air Lines Inc. (1) (2)	265,203	198,902
Frontier Airlines Inc. (1) (2)	140,926	1,378,256
MAIR Holdings Inc. (2)	57,798	336,962
Mesa Air Group Inc. (1) (2)	72,615	599,074
Republic Airways Holdings Inc. (2)	54,980	786,764
SkyWest Inc.	190,580	5,111,356

		12,178,943
APPAREL—0.72%
Deckers Outdoor Corp. (1) (2)	8,321	200,203
Gymboree Corp. (1) (2)	92,644	1,263,664
Hartmarx Corp. (2)	122,805	804,373
Kellwood Co. (1)	132,004	3,412,303
K-Swiss Inc. Class A	20,987	620,586
Maidenform Brands Inc. (2)	26,120	359,150
Oxford Industries Inc.	22,512	1,015,741
Perry Ellis International Inc. (2)	45,104	980,561

Phillips-Van Heusen Corp.	18,520	574,490
Russell Corp. (1)	156,369	2,195,421
Skechers U.S.A. Inc. Class A (2)	86,003	1,407,869
Steven Madden Ltd. (2)	61,764	1,415,631
Stride Rite Corp.	172,117	2,206,540
Volcom Inc. (2)	9,046	253,378
Warnaco Group Inc. (The) (2)	96,896	2,122,991
Weyco Group Inc.	27,499	536,230
Wolverine World Wide Inc.	52,417	1,103,378

		20,472,509
AUTO PARTS & EQUIPMENT—1.49%
Accuride Corp. (2)	27,890	385,161
Aftermarket Technology Corp. (2)	101,383	1,864,433
American Axle & Manufacturing Holdings Inc.	203,245	4,690,895
ArvinMeritor Inc.	333,364	5,573,846
Bandag Inc. (1)	53,500	2,293,010
Commercial Vehicle Group Inc. (2)	46,716	978,233
Cooper Tire & Rubber Co. (1)	304,130	4,644,065
Hayes Lemmerz International Inc. (2)	178,292	798,748
Keystone Automotive Industries Inc. (2)	25,925	746,899
Modine Manufacturing Co. (1)	165,442	6,068,413
Noble International Ltd.	10,241	247,423
R & B Inc. (2)	47,240	484,210
Standard Motor Products Inc.	70,888	574,902
Strattec Security Corp. (2)	18,009	933,767
Superior Industries International Inc. (1)	105,388	2,267,950
Tenneco Inc. (2)	207,943	3,641,082
Titan International Inc.	65,990	906,043
Visteon Corp.	570,876	5,583,167

		42,682,247
BANKS—11.89%
ABC Bancorp	56,418	1,082,661
Alabama National Bancorp (1)	64,946	4,152,647
AMCORE Financial Inc.	100,937	3,150,244
Amegy Bancorporation Inc.	216,193	4,892,448
AmericanWest Bancorporation (2)	49,438	1,143,007
Arrow Financial Corp.	9,466	256,712
Banc Corp. (The) (1) (2)	63,704	688,003
BancFirst Corp.	18,729	1,591,965
Bancorp Inc. (The) (2)	46,200	738,738
BancorpSouth Inc. (1)	372,259	8,506,118
BancTrust Financial Group Inc.	44,585	859,599
Bank Mutual Corp. (1)	271,988	2,915,711
Bank of Granite Corp.	62,834	1,196,359
BankFinancial Corp. (2)	80,836	1,147,871
Banner Corp.	49,941	1,330,428
Boston Private Financial Holdings Inc. (1)	123,979	3,290,403
Camden National Corp.	29,150	1,098,080
Capital City Bank Group Inc. (1)	58,314	2,199,021
Capital Corp of the West	36,872	1,126,440
Capital Crossing Bank (2)	19,720	685,073
Capitol Bancorp Ltd.	59,216	1,918,598
Cardinal Financial Corp. (2)	82,037	791,657
Cathay General Bancorp	73,233	2,596,842
Central Coast Bancorp (2)	23,352	497,631
Central Pacific Financial Corp.	144,333	5,077,635
Chemical Financial Corp. (1)	120,159	3,905,168
Chittenden Corp. (1)	220,647	5,849,352
Citizens & Northern Corp. (1)	39,040	1,042,368
Citizens Banking Corp. (1)	205,298	5,830,463
City Bank	37,043	1,267,982

City Holding Co.	70,266	2,512,712
Columbia Bancorp	19,030	764,816
Columbia Banking System Inc.	74,488	1,953,820
Community Bancorp (2)	1,164	38,400
Community Bank System Inc. (1)	144,310	3,261,406
Community Banks Inc.	51,193	1,439,035
Community Trust Bancorp Inc.	70,831	2,279,342
Corus Bankshares Inc.	18,336	1,005,363
CVB Financial Corp. (1)	48,826	908,164
EuroBancshares Inc. (2)	8,014	119,489
Farmers Capital Bank Corp.	28,972	897,553
Financial Institutions Inc.	42,991	791,464
First BanCorp (Puerto Rico) (1)	297,743	5,037,812
First Bancorp Inc. (North Carolina) (1)	54,206	1,086,288
First Charter Corp. (1)	144,908	3,547,348
First Citizens BancShares Inc. Class A (1)	28,632	4,886,051
First Commonwealth Financial Corp. (1)	332,451	4,431,572
First Community Bancorp (1)	62,221	2,976,030
First Community Bancshares Inc. (1)	47,883	1,404,887
First Financial Bancorp (1)	167,533	3,116,114
First Financial Bankshares Inc. (1)	81,868	2,851,462
First Financial Corp.	64,122	1,731,294
First Indiana Corp. (1)	50,867	1,733,039
First Merchants Corp.	88,110	2,275,881
First Midwest Bancorp Inc.	123,405	4,595,602
First Oak Brook Bancshares Inc. Class A	31,501	954,165
First Republic Bank	91,286	3,216,006
1st Source Corp.	55,796	1,291,677
First State Bancorp	60,819	1,288,755
FNB Corp. (Pennsylvania) (1)	267,460	4,621,709
FNB Corp. (Virginia)	34,659	959,361
Fremont General Corp.	308,692	6,738,746
Frontier Financial Corp.	86,702	2,514,358
GB&T Bancshares Inc. (1)	60,338	1,280,976
Glacier Bancorp Inc. (1)	93,458	2,885,048
Gold Bancorp Inc.	186,168	2,773,903
Great Southern Bancorp Inc. (1)	26,006	778,100
Greater Bay Bancorp (1)	243,302	5,994,961
Greene County Bancshares Inc.	31,026	802,953
Hancock Holding Co. (1)	127,644	4,357,766
Hanmi Financial Corp.	131,734	2,364,625
Harleysville National Corp.	63,574	1,395,449
Heartland Financial USA Inc.	50,464	980,516
Heritage Commerce Corp.	21,363	444,350
Hudson United Bancorp	138,113	5,846,323
IBERIABANK Corp.	45,653	2,426,457
Independent Bank Corp. (Massachusetts)	73,310	2,227,158
Independent Bank Corp. (Michigan) (1)	87,063	2,528,307
Integra Bank Corp.	72,884	1,581,583
Interchange Financial Services Corp.	81,281	1,402,910
Irwin Financial Corp. (1)	86,522	1,764,184
Lakeland Bancorp Inc. (1)	87,057	1,334,584
Lakeland Financial Corp.	28,166	1,164,664
Main Street Banks Inc. (1)	68,103	1,825,160
MainSource Financial Group Inc.	56,333	998,784
MB Financial Inc.	61,198	2,385,498
MBT Financial Corp.	48,998	903,033
Mercantile Bank Corp.	6,404	274,027
Mid-State Bancshares (1)	108,892	2,995,619
Midwest Banc Holdings Inc. (1)	47,130	1,089,646
National Penn Bancshares Inc. (1)	165,150	4,110,584
NBC Capital Corp.	32,980	827,138
NBT Bancorp Inc. (1)	154,586	3,646,684

Northern Empire Bancshares (2)	26,711	665,638
Old National Bancorp (1)	324,886	6,894,081
Omega Financial Corp.	59,933	1,679,922
Oriental Financial Group Inc.	100,470	1,229,753
Pacific Capital Bancorp	109,158	3,633,870
Park National Corp. (1)	47,255	5,116,299
Peapack-Gladstone Financial Corp.	9,439	259,006
Peoples Bancorp Inc.	44,563	1,231,276
Placer Sierra Bancshares	19,915	547,065
PremierWest Bancorp (2)	29,049	438,640
Prosperity Bancshares Inc. (1)	101,682	3,075,880
Provident Bankshares Corp. (1)	156,736	5,451,278
R&G Financial Corp. Class B (1)	132,264	1,818,630
Renasant Corp. (1)	49,339	1,561,579
Republic Bancorp Inc. (1)	313,121	4,427,531
Republic Bancorp Inc. Class A	34,517	722,096
Royal Bancshares of Pennsylvania Class A	21,562	481,695
S&T Bancorp Inc. (1)	99,401	3,757,358
Sandy Spring Bancorp Inc. (1)	61,046	2,057,250
Santander BanCorp	25,279	622,622
SCBT Financial Corp.	38,331	1,210,493
Seacoast Banking Corp. of Florida (1)	36,129	846,502
Security Bank Corp. (1)	43,887	1,092,347
Sierra Bancorp	7,630	173,964
Signature Bank (2)	45,563	1,229,745
Simmons First National Corp. Class A	68,419	1,951,310
Southside Bancshares Inc.	19,294	366,779
Southwest Bancorp Inc. (1)	64,899	1,425,831
State Bancorp Inc.	44,319	794,196
State Financial Services Corp. Class A	4,062	148,344
Sterling Bancorp	72,664	1,635,667
Sterling Bancshares Inc.	215,094	3,164,033
Sterling Financial Corp. (Pennsylvania)	121,788	2,454,028
Summit Bancshares Inc.	26,233	481,900
Summit Financial Group Inc. (1)	24,409	665,145
Sun Bancorp Inc. (New Jersey) (1) (2)	53,560	1,129,580
Susquehanna Bancshares Inc. (1)	221,822	5,332,601
SY Bancorp Inc. (1)	32,520	773,326
Taylor Capital Group Inc.	21,268	804,356
Texas Regional Bancshares Inc. Class A	164,809	4,744,851
Tompkins Trustco Inc.	30,113	1,302,387
TriCo Bancshares	51,719	1,112,993
Trustmark Corp. (1)	224,814	6,261,070
UMB Financial Corp. (1)	74,134	4,869,121
Umpqua Holdings Corp. (1)	211,364	5,140,372
Union Bankshares Corp.	41,660	1,740,555
United Bancshares Inc.	177,935	6,218,828
United Community Banks Inc. (1)	127,616	3,637,056
United Security Bancshares Inc.	2,054	56,362
Unizan Financial Corp.	105,054	2,543,357
USB Holding Co. Inc.	51,850	1,182,188
Virginia Financial Group Inc. (1)	34,081	1,228,620
W Holding Co. Inc.	519,467	4,966,105
Washington Trust Bancorp Inc. (1)	50,927	1,384,705
WesBanco Inc. (1)	107,947	2,968,542
West Coast Bancorp (1)	70,438	1,760,950
Westamerica Bancorp	64,575	3,335,299
Western Alliance Bancorp (2)	12,419	348,974
Western Sierra Bancorp (1) (2)	24,615	847,741
Wintrust Financial Corp.	15,304	769,179
Yardville National Bancorp	19,055	671,689

		339,892,495

BEVERAGES—0.05%
Boston Beer Co. Inc. Class A (2)	11,439	285,975
Coca-Cola Bottling Co. Consolidated	8,764	428,910
Farmer Brothers Co.	32,039	646,867
National Beverage Corp. (2)	24,502	190,136

		1,551,888
BIOTECHNOLOGY—1.10%
Applera Corp. - Celera Genomics Group (2)	351,777	4,267,055
Arena Pharmaceuticals Inc. (1) (2)	168,038	1,663,576
ArQule Inc. (2)	149,970	1,174,265
Bio-Rad Laboratories Inc. Class A (2)	83,609	4,597,659
Cambrex Corp. (1)	125,759	2,384,391
Cell Genesys Inc. (1) (2)	32,747	179,454
Coley Pharmaceutical Group Inc. (2)	4,667	84,939
Diversa Corp. (2)	34,228	198,180
Enzon Pharmaceuticals Inc. (2)	84,856	562,595
Maxygen Inc. (2)	121,269	1,005,320
Nanogen Inc. (1) (2)	227,311	729,668
Regeneron Pharmaceuticals Inc. (1) (2)	165,081	1,566,619
Savient Pharmaceuticals Inc. (2)	288,352	1,087,087
Seattle Genetics Inc. (2)	59,470	312,217
Serologicals Corp. (1) (2)	72,653	1,639,052
Vertex Pharmaceuticals Inc. (1) (2)	450,425	10,066,999

		31,519,076
BUILDING MATERIALS—1.23%
Apogee Enterprises Inc.	100,622	1,720,636
Builders FirstSource Inc. (2)	35,029	782,198
Comfort Systems USA Inc. (2)	187,518	1,652,034
Genlyte Group Inc. (The) (2)	90,246	4,339,028
Lennox International Inc.	68,839	1,886,877
LSI Industries Inc.	94,381	1,793,239
Mestek Inc. (1) (2)	14,118	174,498
NCI Building Systems Inc. (1) (2)	32,959	1,344,398
Texas Industries Inc.	107,798	5,864,211
Universal Forest Products Inc.	75,989	4,355,689
York International Corp. (1)	199,694	11,196,841

		35,109,649
CHEMICALS—1.89%
Arch Chemicals Inc.	112,350	2,612,137
CF Industries Holdings Inc. (2)	105,401	1,560,989
Ferro Corp. (1)	199,225	3,649,802
Fuller (H.B.) Co. (1)	136,931	4,255,815
Georgia Gulf Corp.	79,885	1,923,631
Grace (W.R.) & Co. (1) (2)	173,091	1,549,164
Hercules Inc. (2)	218,538	2,670,534
Minerals Technologies Inc. (1)	97,546	5,580,607
NewMarket Corp. (2)	81,019	1,404,869
NL Industries Inc.	15,509	291,414
Octel Corp.	59,356	989,465
Olin Corp. (1)	181,561	3,447,843
OM Group Inc. (1) (2)	135,391	2,725,421
Pioneer Companies Inc. (2)	29,099	700,122
PolyOne Corp. (2)	436,607	2,645,838
Rockwood Holdings Inc. (2)	51,903	988,752
Schulman (A.) Inc. (1)	146,087	2,622,262
Sensient Technologies Corp. (1)	224,622	4,256,587
Spartech Corp. (1)	153,535	3,000,074
Stepan Co.	25,058	627,953
Terra Industries Inc. (2)	441,787	2,937,884
UAP Holding Corp.	51,682	935,444

Wellman Inc.	152,781	967,104
Westlake Chemical Corp.	63,922	1,731,008

		54,074,719
COAL—0.11%
Foundation Coal Holdings Inc.	50,577	1,944,686
James River Coal Co. (2)	25,451	1,284,512

		3,229,198
COMMERCIAL SERVICES—3.82%
ABM Industries Inc. (1)	188,341	3,919,376
ACE Cash Express Inc. (2)	53,857	1,050,750
Albany Molecular Research Inc. (2)	112,622	1,371,736
Alderwoods Group Inc. (2)	191,137	3,130,824
Arbitron Inc.	42,005	1,673,479
Banta Corp.	117,970	6,003,493
BearingPoint Inc. (1) (2)	872,493	6,622,222
Bowne & Co. Inc. (1)	96,836	1,383,786
CBIZ Inc. (2)	289,560	1,476,756
CDI Corp.	28,002	827,179
Central Parking Corp. (1)	97,134	1,452,153
Clark Inc.	65,598	1,104,014
Coinstar Inc. (1) (2)	107,814	1,995,637
Consolidated Graphics Inc. (2)	7,055	303,718
Corrections Corp. of America (1) (2)	59,319	2,354,964
CorVel Corp. (2)	13,660	327,294
Cross Country Healthcare Inc. (1) (2)	117,591	2,182,489
Dollar Thrifty Automotive Group Inc. (1) (2)	119,546	4,025,114
Electro Rent Corp. (2)	85,450	1,074,961
Exponent Inc. (2)	34,557	1,084,744
First Advantage Corp. Class A (2)	4,951	145,559
Forrester Research Inc. (2)	48,513	1,010,041
FTI Consulting Inc. (1) (2)	175,722	4,438,738
Gartner Inc. (2)	43,036	503,091
Geo Group Inc. (The) (2)	42,345	1,122,142
Heartland Payment Systems Inc. (2)	12,999	310,156
Heidrick & Struggles International Inc. (2)	26,813	868,205
Hooper Holmes Inc.	310,649	1,220,851
Hudson Highland Group Inc. (2)	14,908	372,253
Kelly Services Inc. Class A (1)	87,306	2,676,802
Kenexa Corp. (2)	12,195	152,681
Kforce Inc. (1) (2)	42,548	438,244
Landauer Inc.	15,476	758,324
MAXIMUS Inc.	91,352	3,265,834
Monro Muffler Brake Inc.	19,994	525,242
MPS Group Inc. (1) (2)	305,520	3,605,136
NCO Group Inc. (1) (2)	152,557	3,151,828
PAREXEL International Corp. (1) (2)	96,266	1,933,984
PHH Corp. (2)	249,981	6,864,478
PRA International (2)	3,432	104,024
PRG-Schultz International Inc. (2)	35,941	108,182
Quanta Services Inc. (1) (2)	554,828	7,079,605
Rent-Way Inc. (1) (2)	59,655	409,830
Source Interlink Companies Inc. (1) (2)	129,923	1,436,948
SOURCECORP Inc. (2)	74,488	1,597,023
Spherion Corp. (1) (2)	120,451	915,428
StarTek Inc. (1)	53,240	702,768
Stewart Enterprises Inc. Class A (1)	506,854	3,360,442
TeleTech Holdings Inc. (1) (2)	33,866	339,337
United Rentals Inc. (1) (2)	320,187	6,310,886
Valassis Communications Inc. (1) (2)	66,185	2,579,891
Vertrue Inc. (1) (2)	36,159	1,314,380
Viad Corp.	105,862	2,895,326

Volt Information Sciences Inc. (2)	38,274	777,728
Watson Wyatt & Co. Holdings (1)	70,350	1,895,932
Wright Express Corp. (2)	37,795	815,994

		109,372,002
COMPUTERS—2.35%
Advanced Digital Information Corp. (2)	304,180	2,859,292
Agilysys Inc.	136,852	2,304,588
Brocade Communications Systems Inc. (2)	1,276,778	5,209,254
Catapult Communications Corp. (2)	17,379	318,731
CIBER Inc. (1) (2)	145,701	1,082,558
Covansys Corp. (2)	125,058	1,995,926
Dot Hill Systems Corp. (1) (2)	208,122	1,400,661
Echelon Corp. (2)	140,526	1,294,244
Electronics For Imaging Inc. (1) (2)	257,220	5,900,627
Hutchinson Technology Inc. (1) (2)	96,067	2,509,270
iGATE Corp. (2)	93,164	338,185
Imation Corp. (1)	159,949	6,857,014
Integral Systems Inc.	49,391	1,019,430
Intergraph Corp. (2)	94,917	4,243,739
Komag Inc. (1) (2)	75,606	2,416,368
Magma Design Automation Inc. (2)	166,874	1,355,017
Manhattan Associates Inc. (2)	11,950	277,240
Maxtor Corp. (2)	62,484	274,930
McDATA Corp. Class A (1) (2)	735,156	3,852,217
Mentor Graphics Corp. (2)	230,996	1,986,566
MTS Systems Corp.	27,384	1,034,294
Ness Technologies Inc. (2)	61,254	612,540
NetScout Systems Inc. (2)	43,457	235,972
Palm Inc. (2)	180,584	5,115,945
Perot Systems Corp. Class A (2)	334,434	4,732,241
Quantum Corp. (1) (2)	873,740	2,699,857
Rackable Systems Inc. (2)	10,632	139,917
RadiSys Corp. (1) (2)	56,013	1,086,652
SI International Inc. (2)	13,335	412,985
Silicon Storage Technology Inc. (1) (2)	303,214	1,631,291
Sykes Enterprises Inc. (2)	80,242	954,880
TALX Corp.	15,571	510,573
Tyler Technologies Inc. (2)	70,298	582,067

		67,245,071
COSMETICS & PERSONAL CARE—0.15%
Chattem Inc. (1) (2)	16,045	569,597
Elizabeth Arden Inc. (1) (2)	70,299	1,517,052
Revlon Inc. Class A (1) (2)	691,177	2,225,590

		4,312,239
DISTRIBUTION & WHOLESALE—0.87%
Bell Microproducts Inc. (2)	61,157	613,405
BlueLinx Holdings Inc.	8,788	118,111
Brightpoint Inc. (2)	87,037	1,665,888
Building Materials Holdings Corp.	48,462	4,516,174
Handleman Co. (1)	103,319	1,304,919
Hughes Supply Inc.	261,853	8,536,408
Huttig Building Products Inc. (2)	46,436	420,246
MWI Veterinary Supply Inc. (2)	9,351	186,552
Owens & Minor Inc.	77,562	2,276,445
United Stationers Inc. (1) (2)	107,061	5,123,939

		24,762,087
DIVERSIFIED FINANCIAL SERVICES—1.77%
Accredited Home Lenders Holding Co. (1) (2)	28,402	998,614
Advanta Corp. Class B (1)	84,967	2,398,618

Archipelago Holdings Inc. (1) (2)	44,214	1,761,928
CharterMac (1)	192,439	3,944,999
Cohen & Steers Inc.	5,212	104,240
CompuCredit Corp. (1) (2)	55,540	2,467,087
Delta Financial Corp. (1)	48,559	354,481
Doral Financial Corp.	357,081	4,667,049
Encore Capital Group Inc. (2)	11,049	197,114
eSpeed Inc. (2)	99,621	755,127
Federal Agricultural Mortgage Corp. (1)	52,142	1,269,136
Financial Federal Corp.	83,057	3,305,669
GAMCO Investors Inc. Class A (1)	18,009	825,713
Investment Technology Group Inc. (1) (2)	188,369	5,575,722
Knight Capital Group Inc. Class A (1) (2)	512,359	4,257,703
LaBranche & Co. Inc. (1) (2)	257,004	2,233,365
MarketAxess Holdings Inc. (1) (2)	68,038	925,317
Marlin Business Services Corp. (2)	1,617	37,256
Metris Companies Inc. (2)	248,630	3,637,457
Nasdaq Stock Market Inc. (The) (2)	68,582	1,738,554
Ocwen Financial Corp. (1) (2)	163,471	1,134,489
Piper Jaffray Companies Inc. (1) (2)	97,639	2,915,501
Sanders Morris Harris Group Inc. (1)	49,445	808,426
Stifel Financial Corp. (2)	40,020	1,436,718
SWS Group Inc.	72,937	1,196,167
Waddell & Reed Financial Inc. Class A (1)	84,728	1,640,334

		50,586,784
ELECTRIC—3.26%
ALLETE Inc.	120,527	5,521,342
Aquila Inc. (2)	1,775,013	7,029,051
Avista Corp.	231,408	4,489,315
Black Hills Corp. (1)	154,760	6,711,941
Calpine Corp. (1) (2)	2,700,848	6,995,196
Central Vermont Public Service Corp.	58,225	1,018,937
CH Energy Group Inc. (1)	75,165	3,568,834
Cleco Corp. (1)	237,245	5,594,237
Duquesne Light Holdings Inc. (1)	368,734	6,345,912
El Paso Electric Co. (2)	226,960	4,732,116
Empire District Electric Co. (The) (1)	122,723	2,806,675
IDACORP Inc. (1)	200,649	6,045,554
ITC Holdings Corp.	60,494	1,753,116
MGE Energy Inc. (1)	71,734	2,619,008
NorthWestern Corp.	169,125	5,105,884
Otter Tail Corp. (1)	139,107	4,303,971
Pike Electric Corp. (2)	63,484	1,189,055
Sierra Pacific Resources Corp. (2)	559,098	8,302,605
UIL Holdings Corp. (1)	69,839	3,653,278
UniSource Energy Corp.	164,316	5,461,864

		93,247,891
ELECTRICAL COMPONENTS & EQUIPMENT—0.71%
Artesyn Technologies Inc. (1) (2)	25,146	233,858
Belden CDT Inc. (1)	224,001	4,352,339
C&D Technologies Inc.	120,640	1,135,222
Encore Wire Corp. (2)	75,930	1,234,622
EnerSys (2)	219,320	3,327,084
General Cable Corp. (1) (2)	130,873	2,198,666
GrafTech International Ltd. (1) (2)	261,240	1,418,533
Greatbatch Inc. (1) (2)	17,117	469,690
Littelfuse Inc. (1) (2)	61,073	1,717,983
Powell Industries Inc. (2)	32,352	708,185
Power-One Inc. (1) (2)	313,475	1,736,651
Superior Essex Inc. (2)	81,407	1,466,140
Valence Technology Inc. (1) (2)	114,354	309,899

		20,308,872

ELECTRONICS—2.07%
Analogic Corp.	65,167	3,285,068
Badger Meter Inc.	10,171	400,127
Bel Fuse Inc. Class B	54,638	1,990,462
Benchmark Electronics Inc. (1) (2)	91,542	2,757,245
Brady Corp. Class A (1)	96,607	2,989,021
Checkpoint Systems Inc. (1) (2)	180,520	4,281,934
Coherent Inc. (2)	146,399	4,286,563
CTS Corp. (1)	92,025	1,113,502
Cubic Corp. (1)	74,157	1,269,568
Cymer Inc. (2)	28,650	897,318
Electro Scientific Industries Inc. (1) (2)	136,121	3,043,666
Excel Technology Inc. (2)	15,784	405,491
FEI Co. (1) (2)	15,532	298,991
Keithley Instruments Inc.	6,843	99,908
KEMET Corp. (1) (2)	343,373	2,877,466
LeCroy Corp. (2)	58,726	872,081
Methode Electronics Inc.	69,602	801,815
Molecular Devices Corp. (1) (2)	26,294	549,282
Multi-Fineline Electronix Inc. (2)	5,123	149,950
OSI Systems Inc. (1) (2)	47,000	742,600
Park Electrochemical Corp.	95,175	2,536,414
Paxar Corp. (2)	153,637	2,588,783
Photon Dynamics Inc. (2)	9,129	174,820
Plexus Corp. (1) (2)	86,680	1,481,361
Rofin-Sinar Technologies Inc. (2)	71,920	2,732,241
Sypris Solutions Inc.	35,286	378,972
Technitrol Inc.	192,392	2,947,445
TTM Technologies Inc. (2)	96,537	690,240
Varian Inc. (2)	152,393	5,230,128
Viisage Technology Inc. (2)	58,870	244,310
Watts Water Technologies Inc. Class A (1)	105,105	3,032,279
Woodward Governor Co.	46,925	3,990,971
X-Rite Inc.	7,633	94,649

		59,234,671
ENERGY - ALTERNATE SOURCES—0.12%
FuelCell Energy Inc. (1) (2)	229,567	2,518,350
Pacific Ethanol Inc. (1) (2)	4,447	45,893
Quantum Fuel Systems Technologies Worldwide Inc. (1) (2)	215,124	882,008

		3,446,251
ENGINEERING & CONSTRUCTION—1.51%
Dycom Industries Inc. (2)	231,712	4,685,217
EMCOR Group Inc. (1) (2)	73,234	4,342,776
Granite Construction Inc.	164,592	6,293,998
Infrasource Services Inc. (2)	31,595	459,707
Insituform Technologies Inc. Class A (1) (2)	120,812	2,088,839
Layne Christensen Co. (2)	39,439	928,788
Perini Corp. (1) (2)	42,950	781,690
Shaw Group Inc. (The) (1) (2)	368,950	9,098,307
URS Corp. (1) (2)	194,106	7,839,941
Washington Group International Inc. (1) (2)	123,789	6,670,989

		43,190,252
ENTERTAINMENT—0.73%
Argosy Gaming Co. (2)	14,971	703,487
Bluegreen Corp. (1) (2)	76,448	1,349,307
Carmike Cinemas Inc.	58,336	1,338,228
Churchill Downs Inc. (1)	34,256	1,209,922

Dover Motorsports Inc.	81,012	554,122
Great Wolf Resorts Inc. (2)	42,788	442,428
Magna Entertainment Corp. Class A (1) (2)	178,416	1,188,251
Pinnacle Entertainment Inc. (1) (2)	170,641	3,127,850
Six Flags Inc. (2)	443,887	3,191,548
Speedway Motorsports Inc. (1)	58,293	2,117,785
Steinway Musical Instruments Inc. (2)	33,588	885,044
Sunterra Corp. (2)	49,159	645,458
Vail Resorts Inc. (2)	146,737	4,218,689

		20,972,119
ENVIRONMENTAL CONTROL—0.25%
Calgon Carbon Corp.	160,969	1,271,655
Casella Waste Systems Inc. Class A (2)	86,404	1,134,485
Metal Management Inc.	103,512	2,624,029
Tetra Tech Inc. (2)	42,362	712,529
Waste Holdings Inc.	27,839	370,259
Waste Services Inc. (1) (2)	303,860	1,124,282

		7,237,239
FOOD—2.22%
American Italian Pasta Co. Class A (1)	86,740	924,648
Chiquita Brands International Inc. (1)	198,305	5,542,625
Corn Products International Inc.	357,534	7,211,461
Diamond Foods Inc. (2)	20,329	347,626
Flowers Foods Inc. (1)	195,953	5,345,598
Gold Kist Inc. (2)	188,063	3,676,632
Great Atlantic & Pacific Tea Co. (2)	39,444	1,118,632
Hain Celestial Group Inc. (1) (2)	138,856	2,693,806
Ingles Markets Inc. Class A	53,071	838,522
J&J Snack Foods Corp.	26,142	1,511,008
Lance Inc.	115,547	2,017,451
M&F Worldwide Corp. (2)	51,141	795,243
Nash Finch Co.	60,860	2,567,683
Pathmark Stores Inc. (2)	119,709	1,349,120
Performance Food Group Co. (1) (2)	223,342	7,048,674
Premium Standard Farms Inc.	33,762	500,353
Ralcorp Holdings Inc.	140,961	5,909,085
Ruddick Corp.	162,990	3,756,919
Sanderson Farms Inc. (1)	78,689	2,924,083
Sanfilippo (John B.) & Son Inc. (2)	37,489	656,057
Seaboard Corp. (1)	993	1,363,389
Spartan Stores Inc. (2)	35,663	367,329
Tootsie Roll Industries Inc. (1)	75,220	2,388,235
Weis Markets Inc.	67,597	2,704,556

		63,558,735
FOREST PRODUCTS & PAPER—1.22%
Bowater Inc. (1)	265,930	7,517,841
Buckeye Technologies Inc. (2)	146,100	1,186,332
Caraustar Industries Inc. (1) (2)	136,752	1,501,537
Glatfelter Co.	209,638	2,953,799
Longview Fibre Co. (1)	242,864	4,733,419
Mercer International Inc. (1) (2)	136,377	1,127,838
Neenah Paper Inc.	65,500	1,919,150
Potlatch Corp.	137,781	7,181,146
Rock-Tenn Co. Class A	140,285	2,118,303
Schweitzer-Mauduit International Inc.	72,043	1,608,000
Wausau Paper Corp.	202,443	2,532,562
Xerium Technologies Inc.	38,970	447,376

		34,827,303

GAS—1.68%
Cascade Natural Gas Corp. (1)	54,004	1,175,667
EnergySouth Inc.	29,223	806,263
Laclede Group Inc. (The)	100,674	3,270,898
New Jersey Resources Corp.	123,804	5,692,508
Nicor Inc. (1)	209,888	8,821,593
Northwest Natural Gas Co. (1)	131,003	4,875,932
Peoples Energy Corp. (1)	180,788	7,119,431
South Jersey Industries Inc.	133,334	3,885,353
Southwest Gas Corp.	178,867	4,899,167
WGL Holdings Inc. (1)	231,553	7,439,798

		47,986,610
HAND & MACHINE TOOLS—0.62%
Baldor Electric Co. (1)	42,178	1,069,212
Kennametal Inc.	180,504	8,851,916
Lincoln Electric Holdings Inc. (1)	157,554	6,207,628
Regal-Beloit Corp. (1)	52,522	1,703,814
		17,832,570
HEALTH CARE - PRODUCTS—1.16%
Bruker BioSciences Corp. (2)	33,849	148,259
Caliper Life Sciences Inc. (2)	130,352	916,375
CONMED Corp. (2)	140,123	3,906,629
Datascope Corp. (1)	55,614	1,725,146
DexCom Inc. (2)	3,371	39,171
DJ Orthopedics Inc. (1) (2)	32,205	932,013
Encore Medical Corp. (2)	51,214	240,706
ev3 Inc. (2)	6,442	120,787
HealthTronics Inc. (2)	16,983	169,151
Hologic Inc. (1) (2)	8,693	502,021
ICU Medical Inc. (2)	28,083	807,667
Invacare Corp. (1)	145,028	6,043,317
Inverness Medical Innovations Inc. (1) (2)	89,117	2,364,274
Merit Medical Systems Inc. (1) (2)	61,365	1,088,615
Oakley Inc.	23,549	408,340
Occulogix Inc. (1) (2)	56,270	359,565
Steris Corp.	290,634	6,914,183
Sybron Dental Specialties Inc. (2)	68,397	2,843,947
Viasys Healthcare Inc. (1) (2)	121,433	3,034,611
Vital Sign Inc.	4,295	197,957
Zoll Medical Corp. (2)	17,882	469,402

		33,232,136
HEALTH CARE - SERVICES—0.68%
Alliance Imaging Inc. (2)	10,059	86,004
Allied Healthcare International Inc. (2)	112,652	636,484
American Dental Partners Inc. (2)	17,836	604,997
Genesis HealthCare Corp. (1) (2)	88,489	3,567,876
Gentiva Health Services Inc. (1) (2)	41,525	752,433
Kindred Healthcare Inc. (1) (2)	135,384	4,034,443
LHC Group Inc. (2)	2,858	44,156
Magellan Health Services Inc. (2)	114,750	4,033,462
MedCath Corp. (2)	30,822	732,022
National Healthcare Corp.	18,333	641,655
OCA Inc. (1) (2)	171,125	256,687
Odyssey Healthcare Inc. (1) (2)	30,626	519,723
RehabCare Group Inc. (2)	62,677	1,286,132
Res-Care Inc. (2)	96,356	1,482,919
Specialty Laboratories Inc. (2)	7,877	104,213
Sunrise Senior Living Inc. (2)	4,905	327,360
Symbion Inc. (2)	8,095	209,418

		19,319,984

HOLDING COMPANIES - DIVERSIFIED—0.03%
Resource America Inc. Class A	52,511	931,020

		931,020
HOME BUILDERS—0.72%
Coachmen Industries Inc. (1)	67,545	776,092
Fleetwood Enterprises Inc. (1) (2)	182,629	2,246,337
Levitt Corp. Class A (1)	77,999	1,789,297
M/I Homes Inc.	59,038	3,203,402
Monaco Coach Corp. (1)	123,850	1,825,549
Orleans Homebuilders Inc. (1)	11,309	278,654
Palm Harbor Homes Inc. (1) (2)	45,399	882,103
Skyline Corp.	32,503	1,320,922
Technical Olympic USA Inc.	74,709	1,954,387
WCI Communities Inc. (1) (2)	165,054	4,682,582
William Lyon Homes Inc. (1) (2)	9,774	1,516,925

		20,476,250
HOME FURNISHINGS—0.72%
Audiovox Corp. Class A (2)	81,320	1,136,854
Bassett Furniture Industries Inc. (1)	39,776	740,629
DTS Inc. (2)	7,422	124,986
Ethan Allen Interiors Inc. (1)	150,549	4,719,711
Furniture Brands International Inc. (1)	233,108	4,202,937
Hooker Furniture Corp.	49,764	827,078
Kimball International Inc. Class B	105,870	1,279,968
La-Z-Boy Inc. (1)	248,014	3,271,305
Maytag Corp.	148,507	2,711,738
Stanley Furniture Co. Inc. (1)	56,690	1,484,711

		20,499,917
HOUSEHOLD PRODUCTS & WARES—0.62%
Blyth Inc. (1)	126,261	2,814,358
Central Garden & Pet Co. (2)	91,722	4,150,420
CSS Industries Inc.	28,068	912,771
Ennis Inc.	121,046	2,033,573
Harland (John H.) Co.	13,243	587,989
Prestige Brands Holdings Inc. (2)	96,408	1,187,747
Russ Berrie & Co. Inc. (1)	55,984	790,494
Standard Register Co. (The)	81,598	1,219,890
Tupperware Corp. (1)	88,564	2,017,488
Water Pik Technologies Inc. (2)	57,969	1,176,771
WD-40 Co. (1)	33,402	885,487

		17,776,988
HOUSEWARES—0.09%
Libbey Inc. (1)	65,674	998,245
Lifetime Brands Inc.	20,469	549,388
National Presto Industries Inc.	22,513	963,782

		2,511,415
INSURANCE—4.20%
Affirmative Insurance Holdings Inc.	40,511	589,840
Alfa Corp.	154,876	2,583,332
American Equity Investment Life Holding Co. (1)	116,612	1,323,546
American Physicians Capital Inc. (2)	35,041	1,721,564
Argonaut Group Inc. (1) (2)	62,919	1,699,442
Baldwin & Lyons Inc. Class B	35,869	897,801
Bristol West Holdings Inc. (1)	82,465	1,504,986
Ceres Group Inc. (2)	164,501	926,141
Citizens Inc. (1) (2)	150,003	963,019
CNA Surety Corp. (2)	74,349	1,057,243
Crawford & Co. Class B	93,823	734,634

Delphi Financial Group Inc. Class A	132,518	6,201,842
Direct General Corp. (1)	70,034	1,381,771
Donegal Group Inc. Class A (1)	44,984	976,153
EMC Insurance Group Inc.	29,938	540,381
Enstar Group Inc. (1) (2)	5,417	351,509
FBL Financial Group Inc. Class A	61,677	1,847,226
First Acceptance Corp. (1) (2)	80,797	816,858
FPIC Insurance Group Inc. (2)	48,338	1,739,685
Great American Financial Resources Inc.	40,246	804,920
Harleysville Group Inc.	63,221	1,517,304
Hilb, Rogal & Hobbs Co. (1)	127,679	4,764,980
Horace Mann Educators Corp.	204,573	4,046,454
Independence Holding Co.	21,986	400,145
Infinity Property & Casualty Corp.	98,655	3,461,804
James River Group Inc. (2)	17,409	306,398
Kansas City Life Insurance Co.	17,461	893,479
KMG America Corp. (2)	100,638	805,104
LandAmerica Financial Group Inc. (1)	85,932	5,555,504
Midland Co. (The)	41,439	1,493,047
National Western Life Insurance Co. Class A (2)	10,625	2,244,531
Navigators Group Inc. (The) (2)	20,243	755,469
Odyssey Re Holdings Corp. (1)	56,251	1,436,651
Ohio Casualty Corp.	297,842	8,077,475
Phoenix Companies Inc. (1)	451,773	5,511,631
PMA Capital Corp. Class A (1) (2)	151,697	1,331,900
Presidential Life Corp. (1)	97,508	1,755,144
ProAssurance Corp. (1) (2)	79,248	3,698,504
Republic Companies Group Inc.	23,376	295,940
RLI Corp.	107,129	4,955,788
Safety Insurance Group Inc.	51,121	1,819,396
SeaBright Insurance Holdings (2)	36,264	469,256
Selective Insurance Group Inc. (1)	134,864	6,594,850
State Auto Financial Corp.	66,661	2,109,154
Stewart Information Services Corp.	81,443	4,169,882
Tower Group Inc.	67,534	1,021,114
Triad Guaranty Inc. (1) (2)	42,356	1,661,202
21st Century Insurance Group (1)	153,343	2,445,821
U.S.I. Holdings Corp. (1) (2)	215,531	2,799,748
UICI	167,629	6,034,644
United Fire & Casualty Co. (1)	80,729	3,641,685
Universal American Financial Corp. (2)	66,893	1,521,147
Zenith National Insurance Corp.	62,506	3,918,501

		120,175,545
INTERNET—1.27%
Agile Software Corp. (1) (2)	145,782	1,045,257
Alloy Inc. (1) (2)	171,585	830,471
Ariba Inc. (1) (2)	314,217	1,791,037
AsiaInfo Holdings Inc. (2)	82,996	402,531
autobytel.com Inc. (2)	84,497	423,330
Avocent Corp. (2)	32,088	1,015,264
CMGI Inc. (2)	590,108	985,480
E-LOAN Inc. (2)	18,075	75,734
Harris Interactive Inc. (1) (2)	82,378	351,754
InfoSpace Inc. (2)	37,146	886,675
Internet Capital Group Inc. (2)	183,056	1,612,723
Internet Security Systems Inc. (1) (2)	37,876	909,403
Interwoven Inc. (2)	178,884	1,461,482
Ipass Inc. (2)	38,258	205,828
Keynote Systems Inc. (2)	32,135	417,112
MatrixOne Inc. (2)	227,570	1,197,018
Motive Inc. (2)	32,931	208,783
NetBank Inc.	219,753	1,826,147

NetRatings Inc. (1) (2)	67,652	1,029,663
ProQuest Co. (1) (2)	12,893	466,727
Redback Networks Inc. (2)	132,183	1,311,255
RSA Security Inc. (1) (2)	251,963	3,202,450
S1 Corp. (2)	199,696	780,811
SonicWALL Inc. (2)	255,125	1,620,044
Stellent Inc. (2)	68,893	590,413
SupportSoft Inc. (2)	64,886	327,025
TIBCO Software Inc. (2)	346,587	2,897,467
United Online Inc.	229,287	3,175,625
Verity Inc. (2)	170,508	1,810,795
Vignette Corp. (2)	88,875	1,414,001
webMethods Inc. (1) (2)	254,307	1,797,950
WebSideStory Inc. (2)	7,891	139,829

		36,210,084
INVESTMENT COMPANIES—0.56%
Apollo Investment Corp.	296,198	5,864,720
Ares Capital Corp.	110,115	1,792,672
Capital Southwest Corp.	13,134	1,118,623
Gladstone Capital Corp. (1)	50,588	1,140,759
Gladstone Investment Corp.	48,052	705,403
MCG Capital Corp. (1)	237,284	4,002,981
NGP Capital Resources Co.	48,422	729,235
Technology Investment Capital Corp. (1)	37,055	585,098

		15,939,491
IRON & STEEL—1.17%
Carpenter Technology Corp.	116,961	6,855,084
Chaparral Steel (2)	108,085	2,725,904
Gibraltar Industries Inc. (1)	86,211	1,971,646
Oregon Steel Mills Inc. (2)	168,165	4,691,803
Reliance Steel & Aluminum Co.	48,668	2,575,997
Roanoke Electric Steel Corp.	52,868	1,058,946
Ryerson Tull Inc. (1)	119,922	2,554,339
Schnitzer Steel Industries Inc. Class A (1)	104,313	3,397,474
Steel Dynamics Inc. (1)	192,087	6,523,275
Steel Technologies Inc. (1)	21,390	554,643
Wheeling-Pittsburgh Corp. (2)	41,636	696,570

		33,605,681
LEISURE TIME—0.37%
Arctic Cat Inc.	64,735	1,329,657
Callaway Golf Co.	362,764	5,474,109
K2 Inc. (1) (2)	226,083	2,577,346
Multimedia Games Inc. (1) (2)	47,045	456,807
Pegasus Solutions Inc. (1) (2)	98,565	885,114

		10,723,033
LODGING—0.80%
Ameristar Casinos Inc.	22,051	459,543
Aztar Corp. (2)	165,582	5,101,581
Gaylord Entertainment Co. (2)	109,930	5,238,164
La Quinta Corp. (1) (2)	959,647	8,339,332
Lodgian Inc. (2)	116,858	1,197,795
Marcus Corp. (1)	96,399	1,931,836
MTR Gaming Group Inc. (2)	23,278	186,457
Riviera Holdings Corp. (2)	13,608	301,825

		22,756,533
MACHINERY—1.98%
AGCO Corp. (1) (2)	429,997	7,825,945
Alamo Group Inc.	29,283	580,389

Albany International Corp. Class A	135,203	4,984,935
Applied Industrial Technologies Inc.	11,149	400,026
Briggs & Stratton Corp.	245,348	8,486,587
Cascade Corp.	58,131	2,830,980
Flowserve Corp. (1) (2)	262,857	9,554,852
Gardner Denver Inc. (1) (2)	119,248	5,318,461
Gehl Corp. (2)	55,472	1,546,005
Global Power Equipment Group Inc. (2)	60,626	432,263
Gorman-Rupp Co. (The)	43,559	1,047,594
Kadant Inc. (2)	33,408	670,164
Lindsay Manufacturing Co. (1)	25,463	560,441
Manitowoc Co. Inc. (The) (1)	22,202	1,115,651
NACCO Industries Inc.	24,723	2,829,547
Nordson Corp.	61,824	2,351,167
Robbins & Myers Inc. (1)	55,330	1,243,818
Sauer-Danfoss Inc.	38,065	761,300
Stewart & Stevenson Services Inc.	32,193	767,803
Tecumseh Products Co. Class A	78,529	1,689,944
Tennant Co.	37,468	1,535,439

		56,533,311
MANUFACTURING—2.15%
Acuity Brands Inc. (1)	209,842	6,226,012
Ameron International Corp.	40,463	1,877,483
Applied Films Corp. (1) (2)	67,116	1,409,436
Barnes Group Inc.	82,868	2,971,646
Blount International Inc. (2)	23,356	412,000
Ceradyne Inc. (1) (2)	41,525	1,523,137
CLARCOR Inc.	61,214	1,758,066
Crane Co.	246,174	7,321,215
EnPro Industries Inc. (2)	99,786	3,361,790
ESCO Technologies Inc. (2)	18,036	903,063
Federal Signal Corp. (1)	230,813	3,944,594
FreightCar America Inc.	39,964	1,629,732
Griffon Corp. (1) (2)	138,989	3,419,129
Hexcel Corp. (1) (2)	277,926	5,083,267
Lancaster Colony Corp.	100,510	4,321,930
Myers Industries Inc.	124,991	1,454,895
Reddy Ice Holdings Inc.	30,681	629,267
Smith (A.O.) Corp. (1)	79,856	2,275,896
Standex International Corp.	58,665	1,544,649
Sturm Ruger & Co. Inc. (1)	100,917	928,436
Tredegar Corp.	55,757	725,399
Trinity Industries Inc. (1)	195,385	7,911,139

		61,632,181
MEDIA—2.05%
Charter Communications Inc. Class A (1) (2)	1,486,927	2,230,391
Citadel Broadcasting Corp. (2)	208,965	2,869,089
Courier Corp.	29,106	1,088,564
Cox Radio Inc. Class A (1) (2)	182,550	2,774,760
Cumulus Media Inc. Class A (1) (2)	225,018	2,810,475
Emmis Communications Corp. (1) (2)	122,220	2,699,840
Entercom Communications Corp. (2)	171,404	5,414,652
Entravision Communications Corp. (2)	148,488	1,168,601
Fisher Communications Inc. (2)	13,014	605,932
4Kids Entertainment Inc. (1) (2)	63,235	1,099,657
Gray Television Inc.	205,533	2,176,594
Insight Communications Co. Inc. (2)	238,566	2,774,523
Journal Communications Inc. Class A	118,669	1,768,168
Journal Register Co. (1)	103,882	1,680,811
Liberty Corp.	63,389	2,972,310
Lin TV Corp. Class A (1) (2)	129,123	1,801,266

Media General Inc. Class A	102,189	5,927,984
Nelson (Thomas) Inc.	19,334	362,706
Primedia Inc. (1) (2)	700,698	2,865,855
Radio One Inc. Class D (2)	269,263	3,540,808
Readers Digest Association Inc. (The) (1)	69,215	1,105,364
Regent Communications Inc. (2)	116,684	613,758
Saga Communications Inc. (2)	28,467	378,611
Salem Communications Corp. Class A (2)	7,852	144,791
Scholastic Corp. (1) (2)	156,515	5,784,794
Spanish Broadcasting System Inc. Class A (1) (2)	31,073	223,104
World Wrestling Entertainment Inc.	89,801	1,167,413
WorldSpace Inc. Class A (2)	31,311	441,172

		58,491,993
METAL FABRICATE & HARDWARE—1.05%
Castle (A.M.) & Co. (2)	49,914	873,495
CIRCOR International Inc.	74,441	2,043,405
Commercial Metals Co.	287,530	9,701,262
Earle M Jorgensen Co. (2)	37,875	360,949
Kaydon Corp. (1)	62,844	1,785,398
Lawson Products Inc.	13,623	500,237
Metals USA Inc. (2)	39,638	810,993
Mueller Industries Inc.	124,085	3,445,840
NN Inc.	11,546	138,437
Omega Flex Inc. (2)	16,761	268,008
Quanex Corp.	16,927	1,120,906
RBC Bearings Inc. (2)	24,950	397,953
Valmont Industries Inc.	81,955	2,406,199
Worthington Industries Inc. (1)	290,655	6,112,475

		29,965,557
MINING—0.58%
Brush Engineered Materials Inc. (2)	91,410	1,451,591
Century Aluminum Co. (1) (2)	108,137	2,430,920
Compass Minerals International Inc. (1)	95,849	2,204,527
RTI International Metals Inc. (2)	105,745	4,161,066
Stillwater Mining Co. (1) (2)	193,987	1,774,981
Titanium Metals Corp. (1) (2)	2,509	99,256
USEC Inc. (1)	409,426	4,569,194

		16,691,535
OFFICE & BUSINESS EQUIPMENT—0.26%
Global Imaging Systems Inc. (1) (2)	24,227	824,929
IKON Office Solutions Inc. (1)	549,015	5,479,170
Imagistics International Inc. (2)	25,249	1,056,671
TRM Corp. (1) (2)	10,472	159,070

		7,519,840
OFFICE FURNISHINGS—0.03%
CompX International Inc.	9,316	152,782
Interface Inc. Class A (2)	79,210	654,275

		807,057
OIL & GAS—3.48%
Alon USA Energy Inc. (2)	15,125	365,269
Atlas America Inc. (2)	26,670	1,302,829
Berry Petroleum Co. Class A (1)	15,670	1,045,032
Bill Barrett Corp. (2)	61,993	2,282,582
Bois d’Arc Energy LLC (2)	64,105	1,103,247
Brigham Exploration Co. (2)	120,989	1,554,709
Bronco Drilling Co. Inc. (2)	10,787	297,182
Cabot Oil & Gas Corp.	123,749	6,250,562
Callon Petroleum Co. (2)	47,861	1,001,731

Carrizo Oil & Gas Inc. (2)	34,502	1,010,909
Cimarex Energy Co. (1) (2)	386,575	17,523,445
Edge Petroleum Corp. (1) (2)	76,602	2,021,527
Encore Acquisition Co. (1) (2)	150,209	5,835,620
Energy Partners Ltd. (2)	139,446	4,353,504
Giant Industries Inc. (2)	22,536	1,319,257
Harvest Natural Resources Inc. (1) (2)	179,204	1,922,859
Holly Corp. (1)	16,322	1,044,282
Houston Exploration Co. (2)	136,323	9,167,722
McMoRan Exploration Co. (1) (2)	98,221	1,909,416
Meridian Resource Corp. (The) (2)	411,550	1,716,164
Penn Virginia Corp.	53,217	3,071,153
PetroCorp Inc. Escrow (3)	19,086	0
Petrohawk Energy Corp. (2)	132,177	1,904,671
Petroleum Development Corp. (2)	4,376	167,776
PetroQuest Energy Inc. (2)	193,941	2,024,744
Remington Oil & Gas Corp. (2)	16,529	685,954
Spinnaker Exploration Co. (2)	98,315	6,359,997
St. Mary Land & Exploration Co. (1)	61,061	2,234,833
Stone Energy Corp. (2)	113,837	6,948,610
Swift Energy Co. (1) (2)	134,730	6,163,898
W&T Offshore Inc.	19,257	624,505
Whiting Petroleum Corp. (1) (2)	141,666	6,210,637

		99,424,626
OIL & GAS SERVICES—1.22%
Dril-Quip Inc. (1) (2)	26,491	1,271,568
Global Industries Ltd. (2)	195,727	2,885,016
Gulf Island Fabrication Inc.	7,163	205,936
Hanover Compressor Co. (1) (2)	428,602	5,940,424
Input/Output Inc. (1) (2)	332,906	2,656,590
Lufkin Industries Inc.	10,166	442,729
Maverick Tube Corp. (1) (2)	112,682	3,380,460
Newpark Resources Inc. (2)	114,988	968,199
Oceaneering International Inc. (2)	7,899	421,886
Oil States International Inc. (2)	11,015	399,955
RPC Inc.	33,634	866,412
Seacor Holdings Inc. (1) (2)	80,390	5,834,706
Superior Well Services Inc. (2)	9,865	227,882
Universal Compression Holdings Inc. (1) (2)	84,761	3,370,945
Veritas DGC Inc. (1) (2)	160,883	5,891,535

		34,764,243
PACKAGING & CONTAINERS—0.15%
Chesapeake Corp.	93,632	1,721,892
Graphic Packaging Corp. (2)	308,160	862,848
Greif Inc. Class A	5,735	344,674
Silgan Holdings Inc.	45,308	1,506,944

		4,436,358
PHARMACEUTICALS—0.86%
Adams Respiratory Therapeutics Inc. (2)	3,814	123,154
Alpharma Inc. Class A	138,251	3,438,302
Andrx Corp. (2)	93,707	1,445,899
Antigenics Inc. (1) (2)	68,733	372,533
AtheroGenics Inc. (1) (2)	19,736	316,368
BioMarin Pharmaceutical Inc. (2)	39,373	343,726
BioScrip Inc. (2)	130,921	850,987
Dendreon Corp. (1) (2)	281,923	1,891,703
Inspire Pharmaceuticals Inc. (2)	14,050	106,780
Isis Pharmaceuticals Inc. (2)	30,334	153,187
NBTY Inc. (1) (2)	182,763	4,294,931
Neurogen Corp. (1) (2)	108,084	743,618

NPS Pharmaceuticals Inc. (2)	31,879	322,297
Nuvelo Inc. (2)	117,171	1,124,842
Par Pharmaceutical Companies Inc. (1) (2)	39,882	1,061,659
Perrigo Co.	369,398	5,286,085
Pharmion Corp. (2)	18,293	398,970
Priority Healthcare Corp. Class B (2)	22,676	631,753
Tanox Inc. (2)	99,161	1,452,709
Threshold Pharmaceuticals Inc. (2)	4,385	59,855
Tiens Biotech Group (USA) Inc. (2)	14,391	54,254
ViaCell Inc. (2)	6,326	36,691
XenoPort Inc. (2)	1,804	29,766

		24,540,069
PIPELINES—0.06%
TransMontaigne Inc. (2)	199,339	1,592,719

		1,592,719
REAL ESTATE—0.29%
Avatar Holdings Inc. (1) (2)	27,639	1,637,334
California Coastal Communities Inc. (2)	37,353	1,315,573
Jones Lang LaSalle Inc.	18,586	856,071
Trammell Crow Co. (2)	154,783	3,820,044
United Capital Corp. (2)	13,791	323,537
ZipRealty Inc. (2)	17,009	216,695

		8,169,254
REAL ESTATE INVESTMENT TRUSTS—10.63%
Aames Investment Corp.	165,527	1,039,510
Acadia Realty Trust	123,449	2,220,848
Affordable Residential Communities Inc. (1)	123,265	1,246,209
Agree Realty Corp.	36,476	1,030,447
Alexandria Real Estate Equities Inc. (1)	70,430	5,823,857
American Campus Communities Inc.	78,637	1,888,861
American Home Mortgage Investment Corp. (1)	167,836	5,085,431
AMLI Residential Properties Trust (1)	122,337	3,923,348
Anthracite Capital Inc.	253,414	2,934,534
Anworth Mortgage Asset Corp.	225,174	1,862,189
Arbor Realty Trust Inc.	61,020	1,714,662
Ashford Hospitality Trust Inc.	164,750	1,772,710
Bedford Property Investors Inc.	69,820	1,664,509
Bimini Mortgage Management Inc. Class A	100,006	1,130,068
BioMed Realty Trust Inc. (1)	212,048	5,258,790
Boykin Lodging Co. (2)	83,358	1,035,306
Brandywine Realty Trust (1)	266,085	8,272,583
Capital Automotive REIT	63,912	2,474,034
Capital Lease Funding Inc.	115,056	1,190,830
Capital Trust Inc. Class A (1)	56,972	1,832,220
Cedar Shopping Centers Inc. (1)	95,715	1,384,996
Colonial Properties Trust (1)	187,911	8,358,281
Columbia Equity Trust Inc. (2)	55,133	804,942
Commercial Net Lease Realty Inc.	247,822	4,956,440
Corporate Office Properties Trust (1)	137,576	4,808,281
Correctional Properties Trust	52,287	1,537,761
Cousins Properties Inc. (1)	107,256	3,241,276
CRIIMI MAE Inc. (2)	73,952	1,272,714
Deerfield Triarc Capital Corp. (2)	100,166	1,388,301
DiamondRock Hospitality Co.	104,841	1,231,882
Digital Realty Trust Inc.	45,422	817,596
EastGroup Properties Inc. (1)	90,275	3,949,531
ECC Capital Corp.	181,841	592,802
Education Realty Trust Inc.	103,772	1,732,992
Entertainment Properties Trust	39,161	1,747,755
Equity Inns Inc.	257,346	3,474,171

Equity Lifestyle Properties Inc.	36,563	1,645,335
Equity One Inc.	176,334	4,099,766
Extra Space Storage Inc.	178,363	2,743,223
FelCor Lodging Trust Inc. (1) (2)	238,604	3,614,851
Fieldstone Investment Corp.	232,159	2,706,974
First Industrial Realty Trust Inc. (1)	204,298	8,182,135
First Potomac Realty Trust	78,341	2,013,364
Gables Residential Trust	116,435	5,082,388
Glenborough Realty Trust Inc.	153,066	2,938,867
GMH Communities Trust	101,210	1,484,751
Government Properties Trust Inc. (1)	98,522	965,516
Gramercy Capital Corp.	65,134	1,560,611
Heritage Property Investment Trust Inc. (1)	131,378	4,598,230
Hersha Hospitality Trust	96,591	959,149
Highland Hospitality Corp.	236,781	2,429,373
Highwoods Properties Inc.	255,900	7,551,609
Home Properties Inc.	149,725	5,876,706
HomeBanc Corp.	268,203	2,070,527
Impac Mortgage Holdings Inc. (1)	359,021	4,401,597
Inland Real Estate Corp.	98,768	1,546,707
Innkeepers USA Trust	203,355	3,141,835
Investors Real Estate Trust	211,616	2,010,352
JER Investors Trust Inc. (2)	48,734	880,136
Kilroy Realty Corp. (1)	86,696	4,857,577
Kite Realty Group Trust	91,278	1,361,868
LaSalle Hotel Properties	142,471	4,908,126
Lexington Corporate Properties Trust	223,908	5,273,033
LTC Properties Inc.	110,554	2,343,745
Luminent Mortgage Capital Inc.	193,018	1,457,286
Maguire Properties Inc. (1)	164,360	4,939,018
Medical Properties Trust Inc.	50,511	495,008
Meristar Hospitality Corp. (2)	417,071	3,807,858
MFA Mortgage Investments Inc.	361,823	2,217,975
Mid-America Apartment Communities Inc.	85,591	3,980,837
MortgageIT Holdings Inc.	113,929	1,620,070
National Health Investors Inc.	111,385	3,075,340
National Health Realty Inc.	29,195	566,675
Nationwide Health Properties Inc.	286,205	6,668,577
Newcastle Investment Corp.	208,108	5,806,213
NorthStar Realty Finance Corp.	91,022	854,697
Novastar Financial Inc. (1)	125,381	4,136,319
Omega Healthcare Investors Inc.	32,656	454,572
One Liberty Properties Inc.	29,193	581,233
Origen Financial Inc.	81,748	618,832
Parkway Properties Inc.	67,095	3,148,097
Pennsylvania Real Estate Investment Trust (1)	173,480	7,317,386
Post Properties Inc. (1)	189,580	7,061,855
Prentiss Properties Trust (1)	214,900	8,724,940
PS Business Parks Inc. (1)	78,500	3,595,300
RAIT Investment Trust	65,632	1,870,512
Ramco-Gershenson Properties Trust (1)	68,966	2,013,118
Redwood Trust Inc. (1)	93,452	4,542,702
Saxon Capital Inc. (1)	237,143	2,810,145
Senior Housing Properties Trust (1)	283,842	5,392,998
Sizeler Property Investors Inc.	87,935	1,067,531
Sovran Self Storage Inc.	71,180	3,484,261
Spirit Finance Corp.	322,512	3,628,260
Strategic Hotel Capital Inc.	171,118	3,124,615
Sun Communities Inc.	38,275	1,253,889
Sunstone Hotel Investors Inc.	126,831	3,093,408
Taubman Centers Inc. (1)	102,663	3,254,417
Trustreet Properties Inc. (1)	275,304	4,308,508
Universal Health Realty Income Trust	41,615	1,383,699

Urstadt Biddle Properties Inc. Class A	99,994	1,515,909
U-Store-It Trust (1)	135,989	2,756,497
Winston Hotels Inc.	126,303	1,263,030

		303,840,605
RETAIL—5.36%
AFC Enterprises Inc.	31,812	367,110
Allion Healthcare Inc. (2)	1,370	24,674
Asbury Automotive Group Inc. (2)	61,377	1,045,250
Big Lots Inc. (2)	444,761	4,887,923
Blair Corp.	18,409	679,108
Blockbuster Inc. (1)	905,243	4,299,904
Bob Evans Farms Inc. (1)	168,663	3,830,337
Bombay Co. Inc. (The) (1) (2)	135,567	597,850
Bon-Ton Stores Inc. (The)	30,522	592,737
Brown Shoe Co. Inc.	86,822	2,865,126
Buckle Inc. (The)	27,574	936,689
Burlington Coat Factory Warehouse Corp.	78,923	3,002,231
Cabela’s Inc. Class A (1) (2)	31,667	581,723
California Pizza Kitchen Inc. (1) (2)	11,409	333,599
Casey’s General Store Inc.	238,576	5,534,963
Cash America International Inc.	113,164	2,348,153
Cato Corp. Class A	89,449	1,782,719
Charlotte Russe Holding Inc. (2)	27,138	361,478
Charming Shoppes Inc. (1) (2)	569,747	6,079,200
Conn’s Inc. (2)	7,754	214,941
Cost Plus Inc. (1) (2)	50,938	924,525
CSK Auto Corp. (2)	26,997	401,715
Dave & Buster’s Inc. (1) (2)	66,210	883,904
Deb Shops Inc.	13,509	293,686
Denny’s Corp. (2)	187,711	779,001
Domino’s Pizza Inc.	151,622	3,535,825
Dress Barn Inc. (1) (2)	28,666	652,438
DSW Inc. Class A (2)	29,483	625,040
Finish Line Inc. (The) (1)	17,786	259,498
First Cash Inc. (2)	18,968	499,238
Fred’s Inc.	79,711	997,185
Genesco Inc. (1) (2)	20,079	747,742
Golf Galaxy Inc. (2)	8,352	133,131
Goody’s Family Clothing Inc. (1)	48,731	368,894
Group 1 Automotive Inc. (2)	99,903	2,757,323
Haverty Furniture Companies Inc.	92,573	1,132,168
IHOP Corp. (1)	63,158	2,573,057
Insight Enterprises Inc. (1) (2)	201,257	3,743,380
Jack in the Box Inc. (2)	143,856	4,302,733
Jill (J.) Group Inc. (The) (2)	28,512	451,060
Jo-Ann Stores Inc. (1) (2)	109,181	1,888,831
Kenneth Cole Productions Inc. Class A	4,477	122,177
Krispy Kreme Doughnuts Inc. (1) (2)	138,387	866,303
Landry’s Restaurants Inc. (1)	77,984	2,284,931
Linens’n Things Inc. (1) (2)	215,071	5,742,396
Lithia Motors Inc. Class A (1)	73,281	2,123,683
Lone Star Steakhouse & Saloon Inc.	84,851	2,206,126
Longs Drug Stores Corp. (1)	20,415	875,599
Luby’s Inc. (2)	107,549	1,404,590
MarineMax Inc. (2)	39,668	1,011,137
McCormick & Schmick’s Seafood Restaurants Inc. (2)	11,383	240,409
Movado Group Inc.	87,132	1,631,111
99 Cents Only Stores (2)	166,216	1,537,498
O’Charley’s Inc. (2)	95,741	1,370,054
Papa John’s International Inc. (2)	20,838	1,044,401
Party City Corp. (2)	17,041	288,334

Payless ShoeSource Inc. (1) (2)	319,058	5,551,609
Pep Boys-Manny, Moe & Jack Inc. (1)	193,688	2,680,642
Pier 1 Imports Inc.	319,647	3,602,422
Regis Corp.	167,731	6,343,586
Retail Ventures Inc. (1) (2)	79,319	870,923
Ruth’s Chris Steak House (2)	26,101	479,736
Ryan’s Restaurant Group Inc. (2)	199,575	2,329,040
School Specialty Inc. (1) (2)	65,757	3,207,626
Sharper Image Corp. (1) (2)	44,289	558,041
Shoe Carnival Inc. (2)	35,434	563,755
ShopKo Stores Inc. (2)	143,144	3,653,035
Smart & Final Inc. (1) (2)	63,257	818,546
Sonic Automotive Inc.	140,094	3,112,889
Sports Authority Inc. (The) (1) (2)	96,311	2,835,396
Stage Stores Inc. (1)	122,261	3,285,153
Steak n Shake Co. (The) (1) (2)	25,337	459,867
Syms Corp.	30,977	414,782
Systemax Inc. (2)	45,743	322,031
Talbots Inc. (The) (1)	23,220	694,742
TBC Corp. (1) (2)	107,044	3,691,948
Too Inc. (1) (2)	140,848	3,863,461
Trans World Entertainment Corp. (2)	92,246	727,821
United Auto Group Inc.	127,469	4,211,576
West Marine Inc. (1) (2)	49,688	734,389
Wet Seal Inc. Class A (1) (2)	110,928	499,176
Wilsons The Leather Experts Inc. (2)	12,874	78,531
Zale Corp. (1) (2)	240,078	6,525,320

		153,180,881
SAVINGS & LOANS—3.45%
Anchor BanCorp Wisconsin Inc. (1)	108,097	3,186,700
BankAtlantic Bancorp Inc. Class A	208,203	3,537,369
BankUnited Financial Corp. Class A	123,099	2,815,274
Berkshire Hills Bancorp Inc.	34,431	1,170,654
Beverly Hills Bancorp Inc.	65,280	669,773
BFC Financial Corp. Class A (2)	105,476	736,222
Brookline Bancorp Inc. (1)	292,639	4,629,549
Clifton Savings Bancorp Inc.	63,893	658,098
Commercial Capital Bancorp Inc.	159,041	2,703,697
Commercial Federal Corp.	181,862	6,208,769
Dime Community Bancshares (1)	126,591	1,863,420
Fidelity Bankshares Inc. (1)	83,479	2,550,283
First Defiance Financial Corp.	33,455	917,671
First Financial Holdings Inc.	58,704	1,803,387
First Niagara Financial Group Inc. (1)	549,820	7,939,401
First Place Financial Corp.	71,251	1,579,635
FirstFed Financial Corp. (2)	78,605	4,229,735
Flagstar Bancorp Inc. (1)	164,540	2,649,094
Flushing Financial Corp.	91,280	1,494,254
Franklin Bank Corp. (Texas) (2)	95,980	1,550,077
Harbor Florida Bancshares Inc. (1)	30,812	1,117,551
Horizon Financial Corp.	48,186	1,060,092
ITLA Capital Corp. (2)	27,444	1,440,536
Kearny Financial Corp.	103,896	1,298,700
KNBT Bancorp Inc.	156,772	2,440,940
MAF Bancorp Inc. (1)	153,519	6,294,279
NASB Financial Inc.	2,209	88,360
NewAlliance Bancshares Inc.	278,807	4,081,734
Northwest Bancorp Inc.	93,379	1,984,304
OceanFirst Financial Corp.	39,181	945,829
Partners Trust Financial Group Inc. (1)	237,883	2,740,412
PennFed Financial Services Inc.	43,339	792,237
PFF Bancorp Inc.	73,054	2,210,614

Provident Financial Holdings Inc.	23,416	656,819
Provident Financial Services Inc. (1)	345,158	6,074,781
Provident New York Bancorp (1)	193,557	2,258,810
Rockville Financial Inc. (2)	35,718	476,478
Sound Federal Bancorp Inc.	23,026	384,764
Sterling Financial Corp. (Washington) (1)	164,968	3,720,028
TierOne Corp.	86,416	2,273,605
United Community Financial Corp.	128,994	1,447,313
United Financial Bancorp Inc. (2)	25,593	284,338
Westfield Financial Inc.	4,098	96,303
WSFS Financial Corp.	27,803	1,637,319

		98,699,208
SEMICONDUCTORS—2.40%
Actel Corp. (2)	112,785	1,630,871
Advanced Analogic Technologies Inc. (2)	19,689	220,320
AMIS Holdings Inc. (2)	28,377	336,551
Amkor Technology Inc. (2)	160,659	703,686
Applied Micro Circuits Corp. (1) (2)	874,895	2,624,685
Asyst Technologies Inc. (2)	225,745	1,051,972
Atmel Corp. (2)	729,670	1,503,120
Axcelis Technologies Inc. (1) (2)	476,283	2,486,197
Brooks Automation Inc. (2)	71,553	953,801
Cabot Microelectronics Corp. (1) (2)	18,792	552,109
Cirrus Logic Inc. (2)	26,069	197,864
Cohu Inc.	72,386	1,711,929
Conexant Systems Inc. (2)	2,248,175	4,024,233
Credence Systems Corp. (1) (2)	277,523	2,214,634
DSP Group Inc. (2)	24,920	639,447
Emulex Corp. (2)	22,453	453,775
Entegris Inc. (2)	498,301	5,630,801
Exar Corp. (1) (2)	100,940	1,415,179
Fairchild Semiconductor International Inc. Class A (2)	426,337	6,335,368
Genesis Microchip Inc. (2)	72,280	1,586,546
Helix Technology Corp.	40,092	591,357
Hittite Microwave Corp. (2)	5,547	112,327
Integrated Device Technology Inc. (2)	396,636	4,259,871
Integrated Silicon Solution Inc. (1) (2)	175,195	1,471,638
Kopin Corp. (2)	335,301	2,330,342
Kulicke & Soffa Industries Inc. (2)	50,395	365,364
Lattice Semiconductor Corp. (1) (2)	387,669	1,659,223
Leadis Technology Inc. (2)	80,037	548,253
LTX Corp. (2)	290,437	1,225,644
Mattson Technology Inc. (2)	27,416	205,894
MKS Instruments Inc. (1) (2)	155,448	2,678,369
Pericom Semiconductor Corp. (2)	65,968	583,157
Photronics Inc. (1) (2)	101,662	1,972,243
Pixelworks Inc. (2)	72,738	479,343
PLX Technology Inc. (1) (2)	8,047	67,112
Rambus Inc. (2)	152,749	1,848,263
Rudolph Technologies Inc. (1) (2)	41,717	561,928
Semitool Inc. (1) (2)	64,363	511,686
Skyworks Solutions Inc. (2)	432,844	3,038,565
Standard Microsystems Corp. (2)	68,541	2,050,061
TriQuint Semiconductor Inc. (2)	547,663	1,927,774
Ultratech Inc. (1) (2)	6,832	106,511
Veeco Instruments Inc. (2)	54,527	874,613
Vitesse Semiconductor Corp. (1) (2)	442,514	831,926
Zoran Corp. (1) (2)	136,119	1,946,502

		68,521,054

SOFTWARE—1.21%
American Reprographics Co. (2)	63,475	1,085,423
AMICAS Inc. (2)	188,115	1,015,821
Atari Inc. (2)	247,962	357,065
Borland Software Corp. (2)	378,185	2,201,037
CSG Systems International Inc. (2)	116,587	2,531,104
Digi International Inc. (2)	18,162	194,878
eFunds Corp. (2)	60,344	1,136,278
EPIQ Systems Inc. (1) (2)	44,081	961,847
Inter-Tel Inc.	81,213	1,705,473
InterVideo Inc. (2)	5,613	56,298
JDA Software Group Inc. (2)	138,408	2,101,033
Keane Inc. (1) (2)	203,077	2,321,170
Lawson Software Inc. (1) (2)	296,336	2,056,572
MapInfo Corp. (2)	14,884	182,329
MoneyGram International Inc.	71,019	1,541,822
MRO Software Inc. (2)	87,786	1,478,316
NDCHealth Corp.	171,905	3,252,443
NetIQ Corp. (1) (2)	258,273	3,161,262
Open Solutions Inc. (2)	11,836	258,262
Pegasystems Inc. (2)	62,753	375,890
Phoenix Technologies Ltd. (2)	14,144	106,504
QAD Inc.	22,031	182,637
Quest Software Inc. (2)	46,016	693,461
ScanSoft Inc. (1) (2)	212,687	1,133,622
Schawk Inc. (1)	27,527	550,265
SeaChange International Inc. (2)	49,889	317,294
SPSS Inc. (2)	5,780	138,720
SSA Global Technologies Inc. (2)	13,202	232,355
SYNNEX Corp. (2)	41,084	691,855
THQ Inc. (1) (2)	55,348	1,180,019
Ulticom Inc. (2)	56,933	627,971
Unica Corp. (2)	5,760	63,245
VeriFone Holdings Inc. (2)	36,272	729,430

		34,621,701
TELECOMMUNICATIONS—4.08%
Adaptec Inc. (1) (2)	530,339	2,031,198
Aeroflex Inc. (2)	332,555	3,112,715
Airspan Networks Inc. (2)	70,776	356,003
Anaren Inc. (2)	82,284	1,160,204
Anixter International Inc. (1) (2)	80,054	3,228,578
Applied Signal Technology Inc.	3,223	61,495
Black Box Corp. (1)	80,291	3,369,010
Broadwing Corp. (1) (2)	309,863	1,546,216
C-COR Inc. (1) (2)	81,682	551,354
Centennial Communications Corp. (1) (2)	68,571	1,027,194
CIENA Corp. (1) (2)	2,721,188	7,183,936
Cincinnati Bell Inc. (2)	1,168,576	5,153,420
Commonwealth Telephone Enterprises Inc. (1)	46,188	1,741,288
CommScope Inc. (1) (2)	152,436	2,643,240
Consolidated Communications Holdings Inc. (2)	59,880	814,368
CT Communications Inc.	90,455	1,118,928
Ditech Communications Corp. (2)	61,785	416,431
Extreme Networks Inc. (2)	173,321	771,278
FairPoint Communications Inc.	129,000	1,887,270
Finisar Corp. (1) (2)	504,325	690,925
Foundry Networks Inc. (1) (2)	213,444	2,710,739
General Communication Inc. Class A (2)	264,130	2,614,887
Glenayre Technologies Inc. (2)	195,796	702,908
GlobeTel Communications Corp. (1) (2)	212,924	308,740
Golden Telecom Inc. (1)	39,602	1,250,235
Hypercom Corp. (2)	67,139	437,746
IDT Corp. Class B (1) (2)	276,696	3,372,924

Intrado Inc. (1) (2)	20,512	369,831
Iowa Telecommunications Services Inc.	107,102	1,801,456
Level 3 Communications Inc. (1) (2)	3,301,824	7,660,232
MasTec Inc. (1) (2)	129,130	1,407,517
MRV Communications Inc. (1) (2)	160,453	341,765
NeuStar Inc. Class A (2)	74,652	2,388,117
Newport Corp. (1) (2)	164,121	2,286,206
Oplink Communications Inc. (2)	488,884	743,104
Optical Communication Products Inc. (2)	70,766	133,040
Polycom Inc. (2)	228,118	3,688,668
Powerwave Technologies Inc. (1) (2)	519,394	6,746,928
Preformed Line Products Co.	11,724	553,373
Price Communications Corp. (2)	218,500	3,594,325
RCN Corp. (1) (2)	108,884	2,310,518
RF Micro Devices Inc. (1) (2)	755,962	4,271,185
SafeNet Inc. (1) (2)	65,339	2,372,459
SBA Communications Corp. (2)	43,906	678,348
Shenandoah Telecommunications Co.	27,402	1,128,688
SureWest Communications (1)	69,464	1,992,228
Sycamore Networks Inc. (2)	841,391	3,172,044
TALK America Holdings Inc. (1) (2)	141,653	1,335,788
Tekelec (2)	15,530	325,354
3Com Corp. (1) (2)	1,824,478	7,443,870
Time Warner Telecom Inc. Class A (1) (2)	239,254	1,866,181
USA Mobility Inc. (2)	127,650	3,443,997
UTStarcom Inc. (1) (2)	193,685	1,582,406
Valor Communications Group Inc.	57,282	780,754
Wireless Facilities Inc. (2)	121,605	705,309
Zhone Technologies Inc. (1) (2)	527,087	1,375,697

		116,762,618
TEXTILES—0.24%
Angelica Corp.	43,674	779,581
Dixie Group Inc. (2)	51,005	813,020
G&K Services Inc. Class A	92,411	3,640,069
UniFirst Corp.	44,054	1,544,974

		6,777,644
TOYS, GAMES & HOBBIES—0.24%
Jakks Pacific Inc. (1) (2)	95,644	1,552,302
LeapFrog Enterprises Inc. (1) (2)	144,886	2,139,966
RC2 Corp. (2)	52,716	1,779,692
Topps Co. (The)	168,259	1,381,406

		6,853,366
TRANSPORTATION—0.99%
ABX Air Inc. (2)	113,154	927,863
Arkansas Best Corp.	105,421	3,676,030
Covenant Transport Inc. Class A (2)	38,479	465,596
EGL Inc. (1) (2)	67,971	1,845,413
Forward Air Corp. (1)	15,657	576,804
Frozen Food Express Industries Inc. (2)	71,286	747,790
Genesee & Wyoming Inc. Class A (2)	7,752	245,738
GulfMark Offshore Inc. (1) (2)	70,595	2,278,101
Kansas City Southern Industries Inc. (1) (2)	204,509	4,767,105
Kirby Corp. (1) (2)	6,422	317,439
Maritrans Inc.	4,158	133,056
Marten Transport Ltd. (1) (2)	47,221	1,194,691
Offshore Logistics Inc. (1) (2)	111,220	4,115,140
P.A.M. Transportation Services Inc. (2)	12,917	208,739
RailAmerica Inc. (2)	110,188	1,311,237
SCS Transportation Inc. (2)	71,993	1,131,010
SIRVA Inc. (2)	58,677	437,730

U.S. Xpress Enterprises Inc. Class A (2)	35,610	415,213
USA Truck Inc. (2)	12,473	315,567
Werner Enterprises Inc. (1)	184,302	3,186,582

		28,296,844
TRUCKING & LEASING—0.39%
AMERCO	39,241	2,283,434
GATX Corp. (1)	209,230	8,275,047
Interpool Inc.	38,804	708,173

		11,266,654
WATER—0.42%
American States Water Co. (1)	79,911	2,673,822
California Water Service Group (1)	82,338	3,392,326
Connecticut Water Service Inc.	16,630	411,094
Middlesex Water Co.	54,186	1,216,476
PICO Holdings Inc. (2)	40,522	1,423,943
SJW Corp.	30,162	1,456,221
Southwest Water Co. (1)	92,655	1,343,498

		11,917,380

TOTAL COMMON STOCKS (Cost: $2,695,947,845)		2,859,431,885

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—28.29%
CERTIFICATES OF DEPOSIT—1.40% (4)
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$1,564,588	1,564,588
Bank of Nova Scotia
3.63%, 01/03/06	1,251,670	1,251,573
Credit Suisse First Boston
3.67%, 05/09/06	3,129,175	3,129,175
Danske Bank
3.70%, 10/17/05	3,129,175	3,129,139
Dexia Credit Local
3.78%, 08/30/06	1,564,588	1,564,304
Fortis Bank NY
3.83% - 3.84%, 01/25/06	4,693,763	4,693,787
HBOS Treasury Services PLC
3.39%, 12/14/05	1,877,505	1,877,505
HSBC Bank USA N.A.
3.72%, 08/03/06	1,564,588	1,565,050
Nordea Bank PLC
3.63%, 10/02/06	1,877,505	1,877,066
Royal Bank of Scotland
3.78%, 06/27/06	1,564,588	1,564,417
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	4,850,221	4,849,480
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	8,605,231	8,605,457
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	2,503,340	2,503,340
Wells Fargo Bank N.A.
3.73%, 10/06/05	1,721,046	1,721,040

		39,895,921

COMMERCIAL PAPER—9.61% (4)
Alpine Securitization Corp.
3.72%, 10/19/05	6,258,350	6,248,003
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	30,811,015	30,737,059
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	10,457,703	10,433,356
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	10,952,113	10,947,348
Barton Capital Corp.
3.74%, 10/14/05	4,693,763	4,688,399
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	6,258,350	6,258,350
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	3,732,355	3,719,113
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	10,985,313	10,971,989
Cantabric Finance LLC
3.73%, 10/31/05	1,203,074	1,199,584
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	1,780,188	1,777,651
Chesham Finance LLC
3.68%, 10/11/05	3,129,175	3,126,616
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	2,358,303	2,354,054
CRC Funding LLC
3.78%, 10/24/05	1,721,046	1,717,251
Dorada Finance Inc.
3.76%, 01/26/06	312,918	309,159
Fairway Finance LLC
3.75%, 10/20/05	1,251,670	1,251,667
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	2,806,682	2,804,868
Ford Credit Auto Receivables
3.77%, 10/17/05	2,722,382	2,718,391
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	14,997,135	14,962,437
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	15,452,649	15,435,369
General Electric Capital Corp.
3.72%, 10/14/05	15,645,875	15,628,091
Georgetown Funding Co. LLC
3.82%, 11/02/05	6,115,316	6,095,848
Giro Funding Corp.
3.66%, 10/06/05	1,564,588	1,564,110
Grampian Funding LLC
3.84%, 01/31/06	3,129,175	3,089,122
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	1,564,588	1,564,588
HSBC PLC
3.88%, 02/03/06	938,753	926,308
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	4,679,087	4,674,628
Landale Funding LLC
3.74%, 10/17/05	6,258,350	6,249,248
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (5)	3,285,313	3,285,313
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	3,294,489	3,291,284
Lockhart Funding LLC
3.71%, 10/13/05	1,303,427	1,302,083
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	5,945,433	5,936,413

Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	5,584,326	5,578,008
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	8,761,690	8,740,601
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	5,966,429	5,952,257
Prudential Funding LLC
3.71%, 10/13/05	3,129,175	3,125,950
Ranger Funding Co. LLC
3.67%, 10/04/05	1,725,521	1,725,345
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	3,129,175	3,082,614
Sedna Finance Inc.
3.92%, 02/21/06	782,294	770,283
Societe Generale
3.77%, 10/07/05	4,056,975	4,055,276
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	12,808,621	12,794,713
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	7,762,482	7,752,560
Three Pillars Funding Corp.
3.65%, 10/03/05	1,877,505	1,877,505
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	4,552,261	4,540,305
Tulip Funding Corp.
3.79%, 12/01/05	1,408,129	1,399,382
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	23,468,813	23,463,076
Windmill Funding Corp.
3.78%, 10/25/05	2,033,964	2,029,265
Yorktown Capital LLC
3.75%, 10/20/05	2,659,799	2,655,089

		274,809,929
LOAN PARTICIPATIONS—0.05% (4)
Army & Air Force Exchange Service
3.67%, 10/03/05	1,564,588	1,564,588

		1,564,588
MEDIUM-TERM NOTES—0.21% (4)
Dorada Finance Inc.
3.93%, 07/07/06 (5)	970,044	969,971
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (5)	5,006,680	5,006,171

		5,976,142
MONEY MARKET FUNDS—0.25%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78% (6) (7)	7,168,054	7,168,054

		7,168,054
REPURCHASE AGREEMENTS—6.05% (4)
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $98,600,716 and effective yields of 3.75% - 3.88%. (8)	$98,569,014	98,569,014
Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $74,342,061 and an effective yield of 3.90%. (8)	74,317,907	74,317,907

		172,886,921

TIME DEPOSITS—0.61% (4)
Chase Bank USA N.A.
3.88%, 10/03/05	3,408,579	3,408,579
Lloyds TSB Bank PLC
3.90%, 10/03/05	3,129,175	3,129,175
Rabobank Nederland NV
3.89%, 10/03/05	10,952,113	10,952,113

		17,489,867
VARIABLE & FLOATING RATE NOTES—10.11% (4)
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (5)	5,820,266	5,820,296
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	10,795,654	10,795,639
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	5,163,139	5,163,139
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	7,040,644	7,040,973
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (5)	9,543,984	9,550,919
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (5)	2,033,964	2,033,964
Bank of America N.A.
3.81%, 08/10/06	15,645,875	15,645,875
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (5)	10,764,362	10,764,070
BMW US Capital LLC
3.74%, 09/15/06 (5)	3,129,175	3,129,175
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	5,945,433	5,945,190
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (5)	8,417,481	8,417,170
Commodore CDO Ltd.
3.91%, 06/13/06 (5)	782,294	782,294
Credit Suisse First Boston
3.77%, 07/19/06	7,822,938	7,822,938
DEPFA Bank PLC
3.88%, 09/15/06	3,129,175	3,129,175
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (5)	4,975,388	4,975,605
Eli Lilly Services Inc.
3.66%, 09/01/06 (5)	3,129,175	3,129,175
Fairway Finance LLC
3.78%, 01/20/06	1,564,588	1,564,564
Fifth Third Bancorp
3.79%, 09/22/06 (5)	6,258,350	6,258,350
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (5)	2,190,423	2,190,459
General Electric Capital Corp.
3.80%, 10/06/06	1,408,129	1,409,423
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	782,294	782,294
Hartford Life Global Funding Trust
3.76%, 08/15/06	3,129,175	3,129,175

HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (5)	9,387,525	9,387,525
HSBC Bank USA N.A.
3.95%, 05/04/06	1,095,211	1,095,731
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (5)	9,074,608	9,074,684
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (5)	12,203,783	12,204,855
Lothian Mortgages PLC
3.82%, 01/24/06	3,129,175	3,129,175
Marshall & Ilsley Bank
3.90%, 02/20/06	3,129,175	3,130,620
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (5)	6,258,350	6,260,862
Natexis Banques Populaires
3.80%, 10/16/06 (5)	2,346,881	2,346,881
National City Bank (Ohio)
3.62%, 01/06/06	1,564,588	1,564,465
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (5)	11,577,948	11,578,900
Nordea Bank AB
3.71%, 08/11/06 (5)	5,476,056	5,476,056
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (5)	10,013,360	10,013,520
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (5)	8,511,356	8,511,359
Principal Life Income Funding Trusts
3.74%, 05/10/06	2,346,881	2,346,955
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	10,443,622	10,441,554
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (5)	2,659,799	2,659,692
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (5)	13,956,121	13,956,125
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (5)	3,129,175	3,129,175
Strips III LLC
3.88%, 07/24/06 (5) (9)	899,620	899,620
SunTrust Bank
3.63%, 04/28/06	4,693,763	4,693,763
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (5)	6,978,060	6,977,350
Toyota Motor Credit Corp.
3.87%, 04/10/06	1,408,129	1,408,118
Unicredito Italiano SpA
3.80%, 06/14/06	4,067,928	4,066,924
Union Hamilton Special Funding LLC
4.00%, 03/28/06	3,129,175	3,129,175
US Bank N.A.
3.77%, 09/29/06	1,408,129	1,407,764
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (5)	7,226,831	7,226,831
Wells Fargo & Co.
3.76%, 09/15/06 (5)	1,564,588	1,564,730
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (5)	7,040,644	7,040,248
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (5)	8,010,688	8,010,447
Winston Funding Ltd.
3.71%, 10/23/05 (5)	2,234,231	2,234,231
World Savings Bank
3.69%, 03/09/06	4,693,763	4,693,652

		289,140,849

TOTAL SHORT-TERM INVESTMENTS (Cost: $808,932,271)	808,932,271

TOTAL INVESTMENTS IN SECURITIES—128.31% (Cost: $3,504,880,116)	3,668,364,156
Other Assets, Less Liabilities—(28.31)%	(809,334,461)

NET ASSETS—100.00%	$2,859,029,695

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(5)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: November 29, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: November 29, 2005